    As filed with the Securities and Exchange Commission on April 26, 2019

                                                 File Nos. 333-31172; 811-05343

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 55                            [X]

                             and/or

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 332                                            [X]
                (Check Appropriate Box or Boxes)


                 Genworth Life & Annuity VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life and Annuity Insurance Company
                              (Name of Depositor)

                6610 West Broad Street Richmond, Virginia 23230
         (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                            Michael D. Pappas, Esq.
                           Associate General Counsel
                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 2019 pursuant to paragraph (b) of Rule 485


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[_] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts

================================================================================

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2019, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials. This contract (RetireReady/SM/ Choice) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB International Value Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Comstock Fund -- Series II shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Equity and Income Fund -- Series II shares
Invesco V.I. International Growth Fund -- Series II shares

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:

BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares

BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares

Columbia Funds Variable Series Trust II:

Columbia Variable Portfolio -- Overseas Core Fund -- Class 2
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1


Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares

Janus Aspen Series:

Janus Henderson Balanced Portfolio -- Service Shares
Janus Henderson Forty Portfolio -- Service Shares


MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Conservative Balanced Fund/VA -- Service Shares
Oppenheimer Global Fund/VA -- Service Shares

Oppenheimer Main Street Fund(R)/VA -- Service Shares

Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

State Street Variable Insurance Series Funds, Inc.:
Real Estate Securities V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/
U.S. Equity V.I.S. Fund -- Class 1 Shares

Wells Fargo Variable Trust:
Wells Fargo VT Omega Growth Fund -- Class 2

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:

Janus Henderson Overseas Portfolio -- Service Shares


The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series II shares

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class II

The following Portfolios are not available to contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Value Opportunities Fund -- Series II shares

BlackRock Variable Series Funds, Inc.:

BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares


Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:

Franklin Allocation VIP Fund -- Class 2 Shares (formerly, Franklin Founding
  Funds Allocation VIP Fund -- Class 2 Shares)

Franklin Income VIP Fund -- Class 2 Shares

Not all of these Portfolios may be available in all states or in all markets.

/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return V.I.S. Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.


The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2019, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions................................................   7

Fee Tables.................................................  10
   Examples................................................  18

Synopsis...................................................  20

Condensed Financial Information............................  23

The Company................................................  24

Financial Condition of the Company.........................  24

The Separate Account.......................................  25
   The Portfolios..........................................  25
   Subaccounts.............................................  27
   Voting Rights...........................................  35
   Asset Allocation Program................................  35

The Guarantee Account......................................  45

Charges and Other Deductions...............................  46
   Transaction Expenses....................................  46
       Surrender Charge....................................  46
       Exceptions to the Surrender Charge..................  47
   Deductions from the Separate Account....................  47
   Charges for the Living Benefit Rider Options............  47
   Charges for the Death Benefit Rider Options.............  51
   Other Charges...........................................  52

The Contract...............................................  53
   Ownership...............................................  53
   Assignment..............................................  54
   Purchase Payments.......................................  54
   Valuation Day and Valuation Period......................  55
   Allocation of Purchase Payments.........................  55
   Valuation of Accumulation Units.........................  55

Transfers..................................................  56
   Transfers Before the Annuity Commencement Date..........  56
   Transfers from the Guarantee Account to the Subaccounts.  56
   Transfers from the Subaccounts to the Guarantee Account.  56
   Transfers Among the Subaccounts.........................  57
   Telephone/Internet Transactions.........................  58
   Confirmation of Transactions............................  58
   Special Note on Reliability.............................  58
   Transfers by Third Parties..............................  58
   Special Note on Frequent Transfers......................  59
   Dollar Cost Averaging Program...........................  60
   Defined Dollar Cost Averaging Program...................  61
   Portfolio Rebalancing Program...........................  62
   Guarantee Account Interest Sweep Program................  62

Surrenders and Partial Withdrawals...................................................................    63
   Surrenders and Partial Withdrawals................................................................    63
   Restrictions on Distributions from Certain Contracts..............................................    64
   Systematic Withdrawal Program.....................................................................    64
   Guaranteed Minimum Withdrawal Benefit Rider Options...............................................    65
       Lifetime Income Plus Solution.................................................................    65
       Lifetime Income Plus 2008.....................................................................    79
       Lifetime Income Plus 2007.....................................................................    92
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the
         date of state insurance department approval)................................................   100
       Lifetime Income Plus (for contracts issued prior to May 1, 2006, or prior to the date of
         state insurance department approval)........................................................   108
       Guaranteed Withdrawal Advantage...............................................................   115
       Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options...............   119
   Annuity Cross Funding Program.....................................................................   120

Death of Owner and/or Annuitant......................................................................   121
   Distribution Provisions Upon Death of Owner or Joint Owner........................................   121
   Death Benefit at Death of Any Annuitant Before Annuity Commencement Date..........................   122
   Basic Death Benefit...............................................................................   122
   Annual Step-Up Death Benefit Rider Option.........................................................   122
   5% Rollup Death Benefit Rider Option..............................................................   123
   Earnings Protector Death Benefit Rider Option.....................................................   124
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.....   125
   Termination of Death Benefit Rider Options When Contract Assigned or Sold.........................   125
   How to Claim Proceeds and/or Death Benefit Payments...............................................   125
   Distribution Rules................................................................................   128

Income Payments......................................................................................   128
   Income Payments and the Annuity Commencement Date.................................................   128
   Optional Payment Plans............................................................................   130
   Variable Income Payments..........................................................................   131
   Transfers After the Annuity Commencement Date.....................................................   131
   Guaranteed Income Advantage.......................................................................   132
   Payment Protection Rider Options..................................................................   140
       Payment Optimizer Plus........................................................................   140
       Principal Protection Advantage................................................................   150

Tax Matters..........................................................................................   156
   Introduction......................................................................................   156
   Taxation of Non-Qualified Contracts...............................................................   156
   Section 1035 Exchanges............................................................................   159
   Qualified Retirement Plans........................................................................   160
   Federal Income Tax Withholding....................................................................   164
   State Income Tax Withholding......................................................................   164
   Tax Status of the Company.........................................................................   164
   Federal Estate, Gift and Generation-Skipping Transfer Taxes.......................................   164
   Definition of Spouse Under Federal Law............................................................   165
   Annuity Purchases by Residents of Puerto Rico.....................................................   165
   Annuity Purchases by Nonresident Aliens and Foreign Corporations..................................   165
   Foreign Tax Credits...............................................................................   165
   Changes in the Law................................................................................   165

Requesting Payments...........................................    165

Sale of the Contracts.........................................    166

Additional Information........................................    167
   Owner Questions............................................    167
   Return Privilege...........................................    167
   State Regulation...........................................    167
   Evidence of Death, Age, Gender, Marital Status or Survival.    167
   Records and Reports........................................    168
   Other Information..........................................    168
   Exemption to File Periodic Report..........................    168
   Unclaimed Property.........................................    168
   Cybersecurity..............................................    168
   Legal Proceedings..........................................    168

Appendix A -- Examples of the Available Death Benefits........    A-1

Appendix B -- Condensed Financial Information.................    B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Payment Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus or Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed     Surrender Charge
 payments partially withdrawn or surrendered)      Years Since We Received as a Percentage of the
                                                   the Purchase Payment    Purchase Payment Partially
                                                                           Withdrawn or
                                                                           Surrendered/1,2/
                                                   --------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                          6 or more                    0%
-----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3/
-----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses. The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio
 Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.15%
--------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                                           1.45%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Guaranteed Withdrawal Advantage/4/                  0.50%                        1.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single or Joint Annuitant Contract                 1.25%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/6/
 Single or Joint Annuitant Contract                 1.25%                        2.00%
--------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Principal Protection Advantage/7/                   0.40%                        1.00%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/8/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2,9/
--------------------------------------------------------------------------------------------------
                                             Current Charge/10/          Maximum Charge/3,10/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Death Benefit Rider Options/12/ (as a percentage of your Contract
 Value at the time the charge is taken)/13/
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                             0.20%                        0.20%
--------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                             0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                               0.70%                        0.70%
--------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.


/5/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008. The current and maximum charges reflected in the fee table for Lifetime Income Plus are for those contracts that reset their Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are as follows:



                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus (as a percentage
 of your average daily net assets in
 the Separate Account)
 Single Annuitant Contract                   0.60%           2.00%
                                         -----------------------------
 Joint Annuitant Contract                    0.75%           2.00%
------------------------------------------------------------------------



/6/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. The current and maximum charges reflected in the fee table for Lifetime Income Plus 2007 are for those contracts that reset their Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are as follows:



                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus 2007 (as a
 percentage of your average daily net
 assets in the Separate Account)
 Single Annuitant Contract                   0.75%           2.00%
                                         -----------------------------
 Joint Annuitant Contract                    0.85%           2.00%
------------------------------------------------------------------------


/7/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/8/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/9/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus 2008 for those contracts that have not reset their Withdrawal Base on or after December 3, 2012 are as follows:

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base        2.00% of benefit base
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

/11/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base plus   2.00% of benefit base plus
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base plus   2.00% of benefit base plus
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge              Maximum Charge/3/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

/12/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/13/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses. The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                    1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                        0.15%
---------------------------------------------------------------------------
Living Benefit Rider Option/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/4/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Lifetime Income Plus/3/                      1.25%            2.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.50%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options/5/ (as a percentage of your Contract Value at the time the charge is taken)/6/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/7/                                 2.65%            3.65%
---------------------------------------------------------------------------


/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.


/3/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus are for those contracts that reset their Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are 0.60% (current charge) and 2.00% (maximum charge), calculated as a percentage of average daily net assets in the Separate Account.

/4/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/5/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
   Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/6/All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/7/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses. The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.40%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/4/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5 /     0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option/5/                     0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.65%            3.15%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider Option and the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2018. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.33%   1.77%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2018, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.33% and 1.77%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,170      $2,450      $3,676       $6,751


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $521       $1,815      $3,140       $6,607


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $638       $1,936      $3,268       $6,751


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,107      $2,229      $3,248       $5,532


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $521       $1,652      $2,767       $5,485


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $571       $1,702      $2,816       $5,532


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,063      $2,106      $3,055       $5,191


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $424       $1,469      $2,510       $5,092


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $524       $1,570      $2,610       $5,191

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that which also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for

Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.


The Living Benefit Rider Options. Five Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS Subaccount(s).

Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus for more information about the riders and their features.


Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.


Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.


How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                                                                                           Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                Investment Objective             as applicable)
                         -----------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy        Seeks to achieve the highest   AllianceBernstein, L.P.
SERIES FUND, INC.        Portfolio -- Class B               total return consistent with
                                                            the Adviser's determination
                                                            of reasonable risk.
                         -----------------------------------------------------------------------------------------------
                         AB Global Thematic Growth          Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB Growth and Income               Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB International Value             Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB Large Cap Growth                Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
                         AB Small Cap Growth                Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         -----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise    To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)         -----------------------------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --      Seeks capital growth and       Invesco Advisers, Inc.
                         Class II shares                    income through investments in
                                                            equity securities, including
                                                            common stocks, preferred
                                                            stocks and securities
                                                            convertible into common and
                                                            preferred stocks.
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --   Long-term growth of capital.   Invesco Advisers, Inc.
                         Series I shares
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. Equity and Income     Seeks both capital             Invesco Advisers, Inc.
                         Fund -- Class II shares            appreciation and current
                                                            income.
                         -----------------------------------------------------------------------------------------------
                         Invesco V.I. International Growth  Long-term growth of capital.   Invesco Advisers, Inc.
                         Fund -- Series II shares
                         -----------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    Pursues long-term total        American Century Investment
VARIABLE PORTFOLIOS II,  Class II                           return using a strategy that   Management, Inc.
INC.                                                        seeks to protect against U.S.
                                                            inflation.
                         -----------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Advantage U.S. Total     Seeks long-term capital        BlackRock Advisors, LLC
SERIES FUNDS, INC.       Market V.I. Fund -- Class III      growth.
                         Shares
                         -----------------------------------------------------------------------------------------------
                         BlackRock Basic Value V.I.         Seeks capital appreciation     BlackRock Advisors, LLC
                         Fund -- Class III Shares           and, secondarily, income.
                         -----------------------------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.   Seeks high total investment    BlackRock Advisors, LLC
                         Fund -- Class III Shares           return.
                         -----------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                         Subaccount Investing In             Investment Objective                 as applicable)
                         ---------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --  The fund seeks long-term       Columbia Management Investment
SERIES TRUST II          Overseas Core Fund -- Class 2   growth of capital.             Advisers, LLC (subadvised by
                                                                                        Threadneedle International Limited)
                         ---------------------------------------------------------------------------------------------------
                         CTIVP/SM/ -- Loomis Sayles      The fund seeks long-term       Columbia Management Investment
                         Growth Fund -- Class 1          growth of capital.             Advisers, LLC (subadvised by
                                                                                        Loomis, Sayles & Company, L.P.)
                         ---------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund    To provide a high level of     Eaton Vance Management
TRUST                                                    current income.
                         ---------------------------------------------------------------------------------------------------
FEDERATED INSURANCE      Federated High Income Bond      Seeks high current income.     Federated Investment Management
SERIES                   Fund II -- Service Shares                                      Company
                         ---------------------------------------------------------------------------------------------------
                         Federated Kaufmann Fund II --   Seeks capital appreciation.    Federated Equity Management
                         Service Shares                                                 Company of Pennsylvania
                                                                                        (subadvised by Federated Global
                                                                                        Investment Management Corp.)
                         ---------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Balanced Portfolio --       Seeks income and capital       Fidelity Management & Research
INSURANCE PRODUCTS FUND  Service Class 2                 growth consistent with         Company (FMR) (subadvised by
                                                         reasonable risk.               Fidelity Investments Money
                                                                                        Management, Inc. (FIMM), FMR
                                                                                        Co., Inc. (FMRC), Fidelity
                                                                                        Research & Analysis Company
                                                                                        (FRAC), Fidelity Management &
                                                                                        Research (U.K.) Inc. (FMR U.K.),
                                                                                        Fidelity International Investment
                                                                                        Advisors (FIIA), Fidelity
                                                                                        International Investment Advisors
                                                                                        (U.K.) Limited (FIIA(U.K.)L), and
                                                                                        Fidelity Investments Japan Limited
                                                                                        (FIJ))
                         ---------------------------------------------------------------------------------------------------
                         VIP Contrafund(R) Portfolio --  Seeks long-term capital        FMR (subadvised by FMRC, FRAC,
                         Service Class 2                 appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                        FIJ)
                         ---------------------------------------------------------------------------------------------------
                         VIP Dynamic Capital             Seeks capital appreciation.    FMR (subadvised by FMRC, FRAC,
                         Appreciation Portfolio --                                      FMR U.K., FIIA, FIIA(U.K.)L, and
                         Service Class 2                                                FIJ)
                         ---------------------------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --  Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                         Service Class 2                 fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                         potential for capital          FIJ)
                                                         appreciation. The fund's goal
                                                         is to achieve a yield which
                                                         exceeds the composite yield
                                                         on the securities comprising
                                                         the S&P 500(R) Index.
                         ---------------------------------------------------------------------------------------------------
                         VIP Growth Portfolio --         Seeks to achieve capital       FMR (subadvised by FMRC, FRAC,
                         Service Class 2                 appreciation.                  FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                        FIJ)
                         ---------------------------------------------------------------------------------------------------
                         VIP Growth & Income             Seeks high total return        FMR (subadvised by FMRC, FRAC,
                         Portfolio -- Service Class 2    through a combination of       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                         current income and capital     FIJ)
                                                         appreciation.
                         ---------------------------------------------------------------------------------------------------
                         VIP Growth Opportunities        The fund seeks to provide      FMR (subadvised by FMRC, FMR
                         Portfolio -- Service Class 2    capital growth.                U.K., Fidelity Management &
                                                                                        Research (Hong Kong) Limited
                                                                                        (FMR H.K.), and Fidelity
                                                                                        Management & Research (Japan)
                                                                                        Inc. (FMR Japan))
                         ---------------------------------------------------------------------------------------------------
                         VIP Investment Grade Bond       Seeks as high a level of       FMR (subadvised by FIMM, FRAC,
                         Portfolio -- Service Class 2    current income as is           FIIA and FIIA(U.K.)L)
                                                         consistent with the
                                                         preservation of capital.
                         ---------------------------------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
                        Subaccount Investing In                Investment Objective                as applicable)
                        ----------------------------------------------------------------------------------------------------
                        VIP Mid Cap Portfolio --           Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                        Service Class 2                    capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                        ----------------------------------------------------------------------------------------------------
                        VIP Value Strategies Portfolio --  Seeks capital appreciation.    FMR (subadvised by FMRC, FRAC,
                        Service Class 2                                                   FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                        ----------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON      Franklin Mutual Shares VIP         Seeks capital appreciation,    Franklin Mutual Advisers, LLC
VARIABLE INSURANCE      Fund -- Class 2 Shares             with income as a secondary
PRODUCTS TRUST                                             goal. The fund normally
                                                           invests primarily in U.S. and
                                                           foreign equity securities
                                                           that the manager believes are
                                                           undervalued.
                        ----------------------------------------------------------------------------------------------------
                        Templeton Growth VIP Fund --       Seeks long-term capital        Templeton Global Advisors Limited
                        Class 2 Shares                     growth. Under normal market
                                                           conditions, the fund invests
                                                           predominantly in equity
                                                           securities of companies
                                                           located anywhere in the
                                                           world, including developing
                                                           markets.
                        ----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Government           Maximum current income to the  Goldman Sachs Asset Management,
INSURANCE TRUST         Money Market Fund --               extent consistent with the     L.P.
                        Service Shares/1/                  preservation of capital and
                                                           the maintenance of liquidity
                                                           by investing exclusively in
                                                           high quality money market
                                                           instruments.
                        ----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES      Janus Henderson Balanced           Seeks long-term capital        Janus Capital Management LLC
                        Portfolio -- Service Shares        growth, consistent with
                                                           preservation of capital and
                                                           balanced by current income.
                        ----------------------------------------------------------------------------------------------------
                        Janus Henderson Forty Portfolio    A non-diversified              Janus Capital Management LLC
                        -- Service Shares                  portfolio/2/ that seeks
                                                           long-term growth of capital.
                        ----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Total Return Series --      The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares               objective is to seek total     Company
                                                           return.
                        ----------------------------------------------------------------------------------------------------
                        MFS(R) Utilities Series --         The fund's investment          Massachusetts Financial Services
                        Service Class Shares               objective is to seek total     Company
                                                           return.
                        ----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) Massachusetts Investors     The fund's investment          Massachusetts Financial Services
INSURANCE TRUST II      Growth Stock Portfolio --          objective is to seek capital   Company
                        Service Class Shares               appreciation.
                        ----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE    Oppenheimer Capital                The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS           Appreciation Fund/VA --            appreciation.                  (subadvised by OppenheimerFunds,
                        Service Shares                                                    Inc.)
                        ----------------------------------------------------------------------------------------------------
                        Oppenheimer Conservative           The Fund seeks total return.   OFI Global Asset Management, Inc.
                        Balanced Fund/VA --                                               (subadvised by OppenheimerFunds,
                        Service Shares                                                    Inc.)
                        ----------------------------------------------------------------------------------------------------
                        Oppenheimer Global Fund/VA --      The Fund seeks capital         OFI Global Asset Management, Inc.
                        Service Shares                     appreciation.                  (subadvised by OppenheimerFunds,
                                                                                          Inc.)
                        ----------------------------------------------------------------------------------------------------
                        Oppenheimer Main Street            The Fund seeks capital         OFI Global Asset Management, Inc.
                        Fund(R)/VA -- Service Shares       appreciation.                  (subadvised by OppenheimerFunds,
                                                                                          Inc.)
                        ----------------------------------------------------------------------------------------------------



                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                            Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                Investment Objective                as applicable)
                       -----------------------------------------------------------------------------------------------------
                       Oppenheimer Main Street Small      The Fund seeks capital         OFI Global Asset Management, Inc.
                       Cap Fund(R)/VA -- Service Shares   appreciation.                  (subadvised by OppenheimerFunds,
                                                                                         Inc.)
                       -----------------------------------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio --             Seeks maximum real return,     Pacific Investment Management
INSURANCE TRUST        Advisor Class Shares               consistent with preservation   Company LLC/Research Affiliates,
                                                          of real capital and prudent    LLC
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       High Yield Portfolio --            Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       Long-Term U.S. Government          Seeks maximum total return,    Pacific Investment Management
                       Portfolio -- Administrative        consistent with preservation   Company LLC
                       Class Shares                       of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       Low Duration Portfolio --          Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
                       Total Return Portfolio --          Seeks maximum total return,    Pacific Investment Management
                       Administrative Class Shares        consistent with preservation   Company LLC
                                                          of capital and prudent
                                                          investment management.
                       -----------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio --              Seeks long-term growth of      Prudential Investments LLC
FUND                   Class II Shares                    capital.                       (subadvised by Jennison Associates
                                                                                         LLC)
                       -----------------------------------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio --  Seeks long-term growth of      Prudential Investments LLC
                       Class II Shares                    capital.                       (subadvised by Jennison Associates
                                                                                         LLC)
                       -----------------------------------------------------------------------------------------------------
                       Natural Resources Portfolio --     Seeks long-term growth of      Prudential Investments LLC
                       Class II Shares                    capital.                       (subadvised by Allianz Global
                                                                                         Investors U.S. LLC)
                       -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE  Real Estate Securities V.I.S.      Seeks maximum total return     SSGA Funds Management, Inc.
INSURANCE SERIES       Fund -- Class 1 Shares             through current income and     (subadvised by CenterSquare
FUNDS, INC.                                               capital appreciation.          Investment Management LLC)
                       -----------------------------------------------------------------------------------------------------
                       Small-Cap Equity V.I.S. Fund --    Seeks long-term growth of      SSGA Funds Management, Inc.
                       Class 1 Shares                     capital.                       (subadvised by Palisade Capital
                                                                                         Management, L.L.C., Champlain
                                                                                         Investment Partners, LLC,
                                                                                         GlobeFlex Capital, LP, Kennedy
                                                                                         Capital Management, Inc. and
                                                                                         SouthernSun Asset Management,
                                                                                         Inc.)
                       -----------------------------------------------------------------------------------------------------
                       Total Return V.I.S. Fund/1/        Seeks the highest total        SSGA Funds Management, Inc.
                                                          return, composed of current
                                                          income and capital
                                                          appreciation, as is
                                                          consistent with prudent
                                                          investment risk.
                       -----------------------------------------------------------------------------------------------------
                       U.S. Equity V.I.S. Fund --         Seeks long-term growth of      SSGA Funds Management, Inc.
                       Class 1 Shares                     capital.
                       -----------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE   Wells Fargo VT Omega Growth        The fund seeks long-term       Wells Fargo Funds Management,
TRUST                  Fund -- Class 2                    capital appreciation.          LLC (subadvised by Wells Capital
                                                                                         Management Incorporated)
                       -----------------------------------------------------------------------------------------------------


                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In           Investment Objective             as applicable)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Overseas      Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares   capital.
                    ------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                               Adviser (and Sub-Adviser(s),
                          Subaccount Investing In                Investment Objective                as applicable)
                          -----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE      VIP Asset Manager/SM/ Portfolio -- Seeks to obtain high total     Fidelity Management & Research
INSURANCE PRODUCTS FUND   Service Class 2                    return with reduced risk over  Company (FMR) (subadvised by
                                                             the long term by allocating    Fidelity Investments Money
                                                             its assets among stocks,       Management, Inc. (FIMM), FMR
                                                             bonds, and short-term          Co., Inc. (FMRC), Fidelity
                                                             instruments.                   Research & Analysis Company
                                                                                            (FRAC), Fidelity Management &
                                                                                            Research (U.K.) Inc. (FMR U.K.),
                                                                                            Fidelity International Investment
                                                                                            Advisors (FIIA), Fidelity
                                                                                            International Investment Advisors
                                                                                            (U.K.) Limited (FIIA(U.K.)L), and
                                                                                            Fidelity Investments Japan Limited
                                                                                            (FIJ))
                          -----------------------------------------------------------------------------------------------------
GOLDMAN SACHS             Goldman Sachs Mid Cap Value        Seeks long-term capital        Goldman Sachs Asset Management,
VARIABLE INSURANCE TRUST  Fund -- Institutional Shares       appreciation.                  L.P.
                          -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE           MFS(R) New Discovery Series --     The fund's investment          Massachusetts Financial Services
INSURANCE TRUST           Service Class Shares               objective is to seek capital   Company
                                                             appreciation.
                          -----------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount Investing In              Investment Objective                 as applicable)
                         -----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend        Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   income, growth of dividend     LLC (subadvised by ClearBridge
                                                          income and long-term capital   Investments, LLC; Western Asset
                                                          appreciation.                  Management Company manages the
                                                                                         portion of the fund's cash and short
                                                                                         term investments allocated to it)
                         -----------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:


                                                                                       Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                Investment Objective              as applicable)
                    ------------------------------------------------------------------------------------------------
AIM VARIABLE        Invesco V.I. Value Opportunities  Long-term growth of capital.       Invesco Advisers, Inc.
INSURANCE FUNDS     Fund -- Series II shares
(INVESCO VARIABLE
INSURANCE FUNDS)
                    ------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE  BlackRock Large Cap Focus         Seeks long-term capital growth.    BlackRock Advisors, LLC
SERIES FUNDS, INC.  Growth V.I. Fund -- Class III
                    Shares
                    ------------------------------------------------------------------------------------------------

                                                                                           Adviser (and Sub-Adviser(s),
                       Subaccount Investing In              Investment Objective                 as applicable)
                       -----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Aggressive  Seeks capital appreciation.    Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Growth Portfolio -- Class II                                    LLC (subadvised by ClearBridge
                                                                                       Investments, LLC; Western Asset
                                                                                       Management Company manages the
                                                                                       portion of the fund's cash and short
                                                                                       term investments allocated to it)
                       -----------------------------------------------------------------------------------------------------
                       ClearBridge Variable Large Cap   Seeks long-term growth of      Legg Mason Partners Fund Advisor,
                       Value Portfolio -- Class I       capital. Current income is a   LLC (subadvised by ClearBridge
                                                        secondary objective.           Investments, LLC; Western Asset
                                                                                       Management Company manages the
                                                                                       portion of the fund's cash and short
                                                                                       term investments allocated to it)
                       -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust Series -- The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares            objective is to seek capital   Company
                                                        appreciation.
                       -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Discovery Mid Cap    The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS          Growth Fund/VA --                appreciation.                  (subadvised by OppenheimerFunds,
                       Service Shares                                                  Inc.)
                       -----------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ -- 100(R) Fund/1/         Seeks to provide investment    Security Global Investors, LLC
                                                        results that correspond to a   known as Guggenheim Investments
                                                        benchmark for
                                                        over-the-counter securities.
                                                        The portfolio's current
                                                        benchmark is the NASDAQ 100
                                                        Index(TM).
                       -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE  Income V.I.S. Fund --            Seeks maximum income           SSGA Funds Management, Inc.
INSURANCE SERIES        Class 1 Shares                  consistent with prudent
FUNDS, INC.                                             investment management and the
                                                        preservation of capital.
                       -----------------------------------------------------------------------------------------------------
                       Premier Growth Equity V.I.S.     Seeks long-term growth of      SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares           capital and future income
                                                        rather than current income.
                       -----------------------------------------------------------------------------------------------------
                       S&P 500(R) Index V.I.S. Fund --  Seeks growth of capital and    SSGA Funds Management, Inc.
                        Class 1 Shares/2/               accumulation of income that
                                                        corresponds to the investment
                                                        return of the S&P 500(R)
                                                        Index.
                       -----------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index V.I.S. Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

The following Portfolios are not available to contracts issued on or after January 5, 2009:



                    Subaccount Investing In                       Investment Objective
                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Allocation VIP Fund --     Seeks capital appreciation, with
VARIABLE INSURANCE  Class 2 Shares (formerly, Franklin  income as a secondary goal.
PRODUCTS TRUST      Founding Funds Allocation VIP
                    Fund -- Class 2 Shares)
                    ------------------------------------------------------------------------------
                    Franklin Income VIP Fund --         Seeks to maximize income while
                    Class 2 Shares                      maintaining prospects for capital
                                                        appreciation. Under normal market
                                                        conditions, the fund invests in a
                                                        diversified portfolio of debt and equity
                                                        securities.
                    ------------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
------------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Advisers, Inc. (subadvised
income as a secondary goal.               by Franklin Templeton Institutional
 LLC and Templeton Global Advisors
       Limited)
------------------------------------------------------------------------------
Seeks to maximize income while            Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. Under normal market
conditions, the fund invests in a
diversified portfolio of debt and equity
securities.
------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2018 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II.

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares

Wells Fargo Variable Trust:
  Wells Fargo VT Omega Growth Fund -- Class 2

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2018 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, State Street Variable Insurance Series Funds, Inc., and Wells Fargo Variable Trust. See the

"Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.



Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

AssetMark's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. AssetMark considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, AssetMark may be subject to certain conflicts of interests in categorizing the Portfolio for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, AssetMark's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

AssetMark will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, AssetMark may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 19, 2019, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            Build Your Own
                                        Asset Allocation Model
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 19, 2019



                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1               1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                4%      9%     13%     17%
                              ---------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund(R)/VA -- Service Shares            4%      9%     13%     17%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                    1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     6%      5%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   22%     16%     11%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                       10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1               5%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               22%
--------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA -- Service Shares           22%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               8%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
Shares                                                          3%
--------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                    3%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          7%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 19, 2019



                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1               1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                4%      9%     13%     17%
                              ---------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund(R)/VA -- Service Shares            4%      9%     13%     17%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                    1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1               5%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               22%
--------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA -- Service Shares           22%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               8%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
Shares                                                          3%
--------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                    3%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          7%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL


     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment Grade Bond
 -- Class B                               Class B                                  Portfolio -- Service Class 2
AB Growth and Income Portfolio --        AB International Value Portfolio --      PIMCO VIT Long-Term U.S. Government
 Class B                                  Class B                                  Portfolio -- Administrative
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Class Shares
 Class III Shares                        American Century VP Inflation            PIMCO VIT Low Duration Portfolio --
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Administrative Class Shares
 -- Class III Shares                     BlackRock Advantage U.S. Total Market    PIMCO VIT Total Return Portfolio --
CTIVP/SM/ -- Loomis Sayles Growth Fund    V.I. Fund -- Class III Shares            Administrative Class Shares
 -- Class 1                              Columbia Variable Portfolio -- Overseas
Fidelity VIP Balanced Portfolio --        Core Fund -- Class 2
 Service Class 2                         Eaton Vance VT Floating-Rate Income Fund
Fidelity VIP Contrafund(R) Portfolio --  Federated High Income Bond Fund II --
 Service Class 2                          Service Shares
Fidelity VIP Equity-Income Portfolio --  Federated Kaufmann Fund II -- Service
 Service Class 2                          Shares
Fidelity VIP Growth & Income Portfolio   Fidelity VIP Dynamic Capital
 -- Service Class 2                       Appreciation Portfolio -- Service
Franklin Templeton VIP Franklin Mutual    Class 2
 Shares VIP Fund -- Class 2 Shares       Fidelity VIP Growth Portfolio --
Franklin Templeton VIP Templeton Growth   Service Class 2
 VIP Fund -- Class 2 Shares              Fidelity VIP Growth Opportunities
Invesco V.I. American Franchise Fund --   Portfolio -- Service Class 2
 Series I shares                         Fidelity VIP Mid Cap Portfolio --
Invesco V.I. Comstock Fund -- Series II   Service Class 2
 shares                                  Fidelity VIP Value Strategies Portfolio
Invesco V.I. Core Equity Fund -- Series   -- Service Class 2
 I shares                                Janus Henderson Forty Portfolio --
Invesco V.I. Equity and Income Fund --    Service Shares
 Series II shares                        MFS(R) Utilities Series -- Service
Invesco V.I. International Growth Fund    Class Shares
 -- Series II shares                     Oppenheimer Main Street Small Cap
Janus Henderson Balanced Portfolio --     Fund(R)/VA -- Service Shares
 Service Shares                          PIMCO VIT All Asset Portfolio --
MFS(R) Total Return Series -- Service     Advisor Class Shares
 Class Shares                            PIMCO VIT High Yield Portfolio --
Oppenheimer Capital Appreciation          Administrative Class Shares
 Fund/VA -- Service Shares               Prudential Jennison Portfolio --
Oppenheimer Conservative Balanced         Class II Shares
 Fund/VA -- Service Shares               Prudential Jennison 20/20 Focus
Oppenheimer Global Fund/VA -- Service     Portfolio -- Class II Shares
 Shares                                  Prudential Natural Resources Portfolio
Oppenheimer Main Street Fund/VA --        -- Class II Shares
 Service Shares                          State Street Real Estate Securities
State Street Total Return V.I.S. Fund     V.I.S. Fund -- Class 1 Shares
 -- Class 3 Shares                       State Street Small-Cap Equity V.I.S.
State Street U.S. Equity V.I.S. Fund --   Fund -- Class 1 Shares
 Class 1 Shares                          Wells Fargo VT Omega Growth Fund --
                                          Class 2

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). In addition, the Guarantee Account is not available to contract owners who have elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Protection Rider Options for as long as the rider is in effect. Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect any of the riders, you must do so at the time of application.

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract        1.25% of benefit base
----------------------------------------------------------------------


Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.


Because this contract is no longer offered and sold, Lifetime Income Plus Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.


Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.


Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.


Lifetime Income Plus 2007


The charge for Lifetime Income Plus 2007 for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.


Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus


For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications:

The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account.

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications:

The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single Annuitant contracts and 0.75% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.


The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment

Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.


Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider Option may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the

Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.


This contract is no longer available for new sales, although additional purchase payments may be made in accordance with the terms of the contract and as described in the "Purchase Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.


Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to

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     certain restrictions listed in your contract and in the "Transfers"
     provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the Optional Payment Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its

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affiliates. Purchase payments may be made at any time prior to the Annuity
Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers. If you have one or more guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Subaccounts, you may no longer be able to fund your guaranteed benefit(s). This means that if you have already funded your guaranteed benefit(s) by allocating amounts according to the prescribed Investment Strategy for the rider(s), you may no longer be able to increase your Contract Value and the benefit base(s) associated with your guaranteed benefit(s) through contributions and transfers. (For more information about the potential impact of limitations on your ability to make subsequent purchase payments, see "Important Note" under "Guaranteed Minimum Withdrawal Benefit Rider Options" and "Payment Protection Rider Options.")

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of purchase payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of

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Accumulation Units. We cancel Accumulation Units as of the end of the Valuation
Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as

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determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

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We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

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   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption

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of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

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  .  when the assets in the Subaccount investing in the Goldman Sachs Variable
     Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund are depleted; or

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   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less

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than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

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   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from

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any assets you have in the Guarantee Account. We will take deductions from the
Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision of this prospectus).

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options


We designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Because this contract is no longer offered and sold, none of the Guaranteed Minimum Withdrawal Benefit Rider Options are available to purchase under the contract.


Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross

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Withdrawals in each Benefit Year to an amount no greater than the Withdrawal
Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.


Because this contract is no longer offered and sold, Lifetime Income Plus Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.


References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract.

Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.


Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.


Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law.

This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,713              0        93,415        100,000     100,000     112,360       112,360      100,000
    57            93,415              0        90,101        100,000     100,000     119,102       119,102      100,000
    58            90,101              0        86,766        100,000     100,000     126,248       126,248      100,000
    59            86,766              0        83,406        100,000     100,000     133,823       133,823      100,000
    60            83,406              0        80,016        100,000     100,000     141,852       141,852      100,000
    61            80,016              0        76,590        100,000     100,000     150,363       150,363      100,000
    62            76,590              0        73,123        100,000     100,000     159,385       159,385      100,000
    63            73,123              0        69,609        100,000     100,000     168,948       168,948      100,000
    64            69,609              0        66,043        100,000     100,000     179,085       179,085      100,000
    65            66,043         11,000        51,386        200,000     100,000     189,830       200,000       82,368
    66            51,386         11,000        36,877        200,000     100,000     189,830       200,000       63,443
    67            36,877         11,000        22,628        200,000     100,000     189,830       200,000       42,691
    68            22,628         11,000         8,664        200,000     100,000     189,830       200,000       18,810
    69             8,664         11,000             0        200,000     100,000     189,830       200,000            0
    70                 0         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    57            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    58            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    59            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    60            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    61            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    62            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    63            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    64            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    65            64,228         11,000        49,408        200,000     100,000     189,830       200,000       89,000
    66            49,408         11,000        34,762        200,000     100,000     189,830       200,000       78,000
    67            34,762         11,000        20,401        200,000     100,000     189,830       200,000       67,000
    68            20,401         11,000         6,349        200,000     100,000     189,830       200,000       56,000
    69             6,349         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    53           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    54           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    55           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    56           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    57           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    58           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    59           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    60           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    61           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    62           190,654              0        203,363       100,000     190,654     202,093       202,093      203,363
    63           203,363              0        216,918       100,000     203,363     215,564       215,564      216,918
    64           216,918              0        231,377       100,000     216,918     229,933       229,933      231,377
    65           231,377         13,489        233,311       200,000     231,377     245,260       245,260      233,311
    66           233,311         13,489        235,330       200,000     233,311     245,260       245,260      235,330
    67           235,330         13,489        237,511       200,000     235,330     245,260       245,260      237,511
    68           237,511         13,489        239,866       200,000     237,511     245,260       245,260      239,866
    69           239,866         13,489        242,410       200,000     239,866     245,260       245,260      242,410
    70           242,410         23,489        235,157       200,000     242,410     245,260       245,260      235,157
    71           235,157         12,939        238,003       191,842     232,522     235,255       235,255      238,003
    72           238,003         13,090        243,953       191,842     238,003     235,255       238,003      243,953
    73           243,953         13,417        250,052       191,842     243,953     235,255       243,953      250,052
    74           250,052         13,753        256,303       191,842     250,052     235,255       250,052      256,303
    75           256,303         14,097        262,711       191,842     256,303     235,255       256,303      262,711
    76           262,711         14,449        269,279       191,842     262,711     235,255       262,711      269,279
    77           269,279         14,810        276,011       191,842     269,279     235,255       269,279      276,011
    78           276,011         15,181        282,911       191,842     276,011     235,255       276,011      282,911
    79           282,911         15,560        289,984       191,842     282,911     235,255       282,911      289,984
    80           289,984         15,949        297,233       191,842     289,984     235,255       289,984      297,233
    81           297,233         16,348        304,664       191,842     297,233     235,255       297,233      304,664
    82           304,664         16,757        312,281       191,842     304,664     235,255       304,664      312,281
    83           312,281         17,175        320,088       191,842     312,281     235,255       312,281      320,088
    84           320,088         17,605        328,090       191,842     320,088     235,255       320,088      328,090
    85           328,090         18,045        336,292       191,842     328,090     235,255       328,090      336,292
    86           336,292         18,496        344,699       191,842     336,292     235,255       336,292      344,699
    87           344,699         18,958        353,317       191,842     344,699     235,255       344,699      353,317
    88           353,317         19,432        362,150       191,842     353,317     235,255       353,317      362,150
    89           362,150         19,918        371,204       191,842     362,150     235,255       362,150      371,204
    90           371,204         20,416        380,484       191,842     371,204     235,255       371,204      380,484
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    73           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    74           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    75           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    76           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    77           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    78           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    79           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    80           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    81           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    82           190,654         14,147        189,216       200,000     190,654     202,093       202,093      189,216
    83           189,216         14,147        187,606       200,000     190,654     202,093       202,093      187,606
    84           187,606         14,147        185,867       200,000     190,654     202,093       202,093      185,867
    85           185,867         14,147        183,989       200,000     190,654     202,093       202,093      183,989
    86           183,989         14,147        181,961       200,000     190,654     202,093       202,093      181,961
    87           181,961         14,147        179,771       200,000     190,654     202,093       202,093      179,771
    88           179,771         14,147        177,405       200,000     190,654     202,093       202,093      177,405
    89           177,405         14,147        174,850       200,000     190,654     202,093       202,093      174,850
    90           174,850         14,147        172,091       200,000     190,654     202,093       202,093      172,091
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,151      $100,000    $100,000    $106,000      $106,000     $106,151
    73           106,151              0        112,712       100,000     106,151     112,520       112,520      112,712
    74           112,712              0        119,710       100,000     112,712     119,475       119,475      119,710
    75           119,710              0        127,175       100,000     119,710     126,893       126,893      127,175
    76           127,175              0        135,137       100,000     127,175     134,805       134,805      135,137
    77           135,137              0        143,630       100,000     135,137     143,245       143,245      143,630
    78           143,630              0        152,689       100,000     143,630     152,248       152,248      152,689
    79           152,689              0        162,352       100,000     152,689     161,851       161,851      162,352
    80           162,352              0        172,659       100,000     162,352     172,093       172,093      172,659
    81           172,659              0        183,653       100,000     172,659     183,019       183,019      183,653
    82           183,653         14,000        181,364       200,000     183,653     194,673       200,000      181,364
    83           181,364         14,000        178,856       200,000     183,653     194,673       200,000      178,856
    84           178,856         14,000        176,220       200,000     183,653     194,673       200,000      176,220
    85           176,220         14,000        173,446       200,000     183,653     194,673       200,000      173,446
    86           173,446         14,000        170,521       200,000     183,653     194,673       200,000      170,521
    87           170,521         14,000        167,434       200,000     183,653     194,673       200,000      167,434
    88           167,434         14,000        164,173       200,000     183,653     194,673       200,000      164,173
    89           164,173         14,000        160,723       200,000     183,653     194,673       200,000      160,723
    90           160,723         14,000        157,007       200,000     183,653     194,673       200,000      157,007
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.


Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.


References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. --
       Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus 2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.


For Lifetime Income Plus 2008 without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus 2008 with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.


Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.


Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.


Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).
  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

           Single Annuitant Contract        0.75% of benefit base
------------------------------------------------------------------------

           Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

         Single Annuitant Contract      0.75% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.15% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

         Single Annuitant Contract      0.75% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------
         ---------------------------------------------------------------

         Joint Annuitant Contract       0.85% of benefit base plus
                                        0.40% of value of Principal
                                        Protection Death Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    54            96,675             --        93,337        100,000     112,360       112,360      100,000
    55            93,337             --        89,981        100,000     119,102       119,102      100,000
    56            89,981             --        86,604        100,000     126,248       126,248      100,000
    57            86,604             --        83,199        100,000     133,823       133,823      100,000
    58            83,199             --        79,762        100,000     141,852       141,852      100,000
    59            79,762             --        76,287        100,000     150,363       150,363      100,000
    60            76,287             --        72,769        100,000     159,385       159,385      100,000
    61            72,769             --        69,202        100,000     168,948       168,948      100,000
    62            69,202             --        65,579        100,000     179,085       179,085      100,000
    63            65,579             --        61,895        100,000     189,830       189,830      100,000
    64            61,895             --        58,142        100,000     201,220       201,220      100,000
    65            58,142        $11,731        42,581        100,000     213,293       213,293       78,401
    66            42,581         11,731        27,303        100,000     213,293       213,293       54,838
    67            27,303         11,731        12,329        100,000     213,293       213,293       28,101
    68            12,329         11,731            --        100,000     213,293       213,293           --
    69                --         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,525       $100,000    $106,000      $106,000     $100,000
    54            96,525             --        93,040        100,000     112,360       112,360      100,000
    55            93,040             --        89,540        100,000     119,102       119,102      100,000
    56            89,540             --        86,022        100,000     126,248       126,248      100,000
    57            86,022             --        82,478        100,000     133,823       133,823      100,000
    58            82,478             --        78,906        100,000     141,852       141,852      100,000
    59            78,906             --        75,298        100,000     150,363       150,363      100,000
    60            75,298             --        71,650        100,000     159,385       159,385      100,000
    61            71,650             --        67,955        100,000     168,948       168,948      100,000
    62            67,955             --        64,207        100,000     179,085       179,085      100,000
    63            64,207             --        60,400        100,000     189,830       189,830      100,000
    64            60,400             --        56,527        100,000     201,220       201,220      100,000
    65            56,527        $11,731        40,867        100,000     213,293       213,293       88,269
    66            40,867         11,731        25,507        100,000     213,293       213,293       76,538
    67            25,507         11,731        10,473        100,000     213,293       213,293       64,807
    68            10,473         11,731            --        100,000     213,293       213,293       53,076
    69                --         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    74            96,675             --        93,337        100,000     112,360       112,360      100,000
    75            93,337             --        89,981        100,000     119,102       119,102      100,000
    76            89,981             --        86,604        100,000     126,248       126,248      100,000
    77            86,604             --        83,199        100,000     133,823       133,823      100,000
    78            83,199             --        79,762        100,000     141,852       141,852      100,000
    79            79,762             --        76,287        100,000     150,363       150,363      100,000
    80            76,287             --        72,769        100,000     159,385       159,385      100,000
    81            72,769             --        69,202        100,000     168,948       168,948      100,000
    82            69,202        $12,536        53,043        100,000     179,085       179,085       80,884
    83            53,043         12,536        37,178        100,000     179,085       179,085       60,488
    84            37,178         12,536        21,630        100,000     179,085       179,085       38,294
    85            21,630         12,536         6,393        100,000     179,085       179,085       12,933
    86             6,393         12,536            --        100,000     179,085       179,085           --
    87                --         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,275       $100,000    $106,000      $106,000     $100,000
    74            96,275             --        92,545        100,000     112,360       112,360      100,000
    75            92,545             --        88,805        100,000     119,102       119,102      100,000
    76            88,805             --        85,051        100,000     126,248       126,248      100,000
    77            85,051             --        81,277        100,000     133,823       133,823      100,000
    78            81,277             --        77,479        100,000     141,852       141,852      100,000
    79            77,479             --        73,650        100,000     150,363       150,363      100,000
    80            73,650             --        69,784        100,000     159,385       159,385      100,000
    81            69,784             --        65,877        100,000     168,948       168,948      100,000
    82            65,877        $12,536        49,435        100,000     179,085       179,085       87,464
    83            49,435         12,536        33,342        100,000     179,085       179,085       74,928
    84            33,342         12,536        17,621        100,000     179,085       179,085       62,392
    85            17,621         12,536         2,265        100,000     179,085       179,085       49,856
    86             2,265         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,845      $100,000    $106,000      $106,000     $100,845
    67           100,845         5,830         101,758       100,845     106,000       106,000      101,758
    68           101,758         5,830         102,743       101,758     106,000       106,000      102,743
    69           102,743         5,830         103,808       102,743     106,000       106,000      103,808
    70           103,808         5,830         104,957       103,808     106,000       106,000      104,957
    71           104,957         5,830         106,199       104,957     106,000       106,000      106,199
    72           106,199         5,841         107,526       106,199     106,000       106,199      107,526
    73           107,526         5,914         108,870       107,526     106,000       107,526      108,870
    74           108,870         5,988         110,231       108,870     106,000       108,870      110,231
    75           110,231         6,063         111,609       110,231     106,000       110,231      111,609
    76           111,609         6,139         113,004       111,609     106,000       111,609      113,004
    77           113,004         6,215         114,417       113,004     106,000       113,004      114,417
    78           114,417         6,293         115,847       114,417     106,000       114,417      115,847
    79           115,847         6,372         117,295       115,847     106,000       115,847      117,295
    80           117,295         6,451         118,761       117,295     106,000       117,295      118,761
    81           118,761         6,532         120,246       118,761     106,000       118,761      120,246
    82           120,246         6,614         121,749       120,246     106,000       120,246      121,749
    83           121,749         6,696         123,271       121,749     106,000       121,749      123,271
    84           123,271         6,780         124,812       123,271     106,000       123,271      124,812
    85           124,812         6,865         126,372       124,812     106,000       124,812      126,372
    86           126,372         6,950         127,951       126,372     106,000       126,372      127,951
    87           127,951         7,037         129,551       127,951     106,000       127,951      129,551
    88           129,551         7,125         131,170       129,551     106,000       129,551      131,170
    89           131,170         7,214         132,810       131,170     106,000       131,170      132,810
    90           132,810         7,305         134,470       132,810     106,000       132,810      134,470
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,693      $100,000    $106,000      $106,000     $100,693
    67           100,693         5,830         101,439       100,693     106,000       106,000      101,439
    68           101,439         5,830         102,243       101,439     106,000       106,000      102,243
    69           102,243         5,830         103,108       102,243     106,000       106,000      103,108
    70           103,108         5,830         104,039       103,108     106,000       106,000      104,039
    71           104,039         5,830         105,042       104,039     106,000       106,000      105,042
    72           105,042         5,830         106,123       105,042     106,000       106,000      106,123
    73           106,123         5,837         107,279       106,123     106,000       106,123      107,279
    74           107,279         5,900         108,446       107,279     106,000       107,279      108,446
    75           108,446         5,965         109,625       108,446     106,000       108,446      109,625
    76           109,625         6,029         110,815       109,625     106,000       109,625      110,815
    77           110,815         6,095         112,017       110,815     106,000       110,815      112,017
    78           112,017         6,161         113,231       112,017     106,000       112,017      113,231
    79           113,231         6,228         114,457       113,231     106,000       113,231      114,457
    80           114,457         6,295         115,695       114,457     106,000       114,457      115,695
    81           115,695         6,363         116,945       115,695     106,000       115,695      116,945
    82           116,945         6,432         118,208       116,945     106,000       116,945      118,208
    83           118,208         6,501         119,482       118,208     106,000       118,208      119,482
    84           119,482         6,572         120,769       119,482     106,000       119,482      120,769
    85           120,769         6,642         122,068       120,769     106,000       120,769      122,068
    86           122,068         6,714         123,380       122,068     106,000       122,068      123,380
    87           123,380         6,786         124,705       123,380     106,000       123,380      124,705
    88           124,705         6,859         126,042       124,705     106,000       124,705      126,042
    89           126,042         6,932         127,392       126,042     106,000       126,042      127,392
    90           127,392         7,007         128,755       127,392     106,000       127,392      128,755
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).


Effective on and after July 15, 2019, the charge for Lifetime Income Plus 2007 will increase, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted above, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. The Withdrawal Base, however, is just one element used to calculate your Withdrawal Limit. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Withdrawal Limit, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.


Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.


Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.


Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance
Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.


Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus 2007 for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.


When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of - 2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.


                                                                                      Rider
                              Withdrawals                  Withdrawal    Roll-Up      Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813         8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,088        100,000     140,000      58,000
    75            38,088         8,400         28,897        100,000     140,000      49,600
    76            28,897         8,400         19,889        100,000     140,000      41,200
    77            19,889         8,400         11,061        100,000     140,000      32,800
    78            11,061         8,400          2,410        100,000     140,000      24,400
    79             2,410         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                                                                                      Rider
                              Withdrawals                  Withdrawal    Roll-Up      Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237         8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.


Effective on and after July 15, 2019, the charge for Lifetime Income Plus will increase, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to systematically reset, you will have the opportunity to opt-out of the systematic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
You may restore on a contract            You may reset on a contract anniversary
anniversary once during the life of      periodically after your Benefit Date.
this rider.
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset.
prior to the reduction in benefits.
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits.      calculated on a daily basis.
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base.                   date you reset your benefit.
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor.                                  Factor.
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments less Gross             purchase payments less Gross
Withdrawals.                             Withdrawals.
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.


Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and (iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.


Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.


Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single Annuitant contracts and 0.75% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,625        100,000      50,500
74        37,625         5,500         31,343        100,000      45,000
75        31,343         5,500         25,186        100,000      39,500
76        25,186         5,500         19,152        100,000      34,000
77        19,152         5,500         13,239        100,000      28,500
78        13,239         5,500          7,444        100,000      23,000
79         7,444         5,500          1,766        100,000      17,500
80         1,766         5,500             --        100,000      12,000
81            --         5,500             --        100,000       6,500
82            --         5,500             --        100,000       1,000
83            --         5,500             --        100,000          --
84            --         5,500             --        100,000          --
85            --         5,500             --        100,000          --
86            --         5,500             --        100,000          --
87            --         5,500             --        100,000          --
88            --         5,500             --        100,000          --
89            --         5,500             --        100,000          --
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Rider Death
    Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age Beginning of Year End of Year   End of Year    Beginning of Year End of Year
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.


Effective on and after July 15, 2019, the charge for Lifetime Income Plus will increase, on an annual basis, to 1.25% upon reset of the Withdrawal Base. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to systematically reset, you will have the opportunity to opt-out of the systematic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
May only be restored one time and must   May be reset on any contract
be restored on a contract anniversary    anniversary at least three years after
                                         your Benefit Date
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset
prior to the reduction in benefits
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits       calculated on a daily basis
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base                    date you reset your benefit
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor                                   Factor
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments, less Gross            purchase payments, less Gross
Withdrawals                              Withdrawals
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.


Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and (iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.


Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.


Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,000        $93,000       $100,000     $95,000
66        93,000         5,000         86,140        100,000      90,000
67        86,140         5,000         79,417        100,000      85,000
68        79,417         5,000         72,829        100,000      80,000
69        72,829         5,000         66,372        100,000      75,000
70        66,372         5,000         60,045        100,000      70,000
71        60,045         5,000         53,844        100,000      65,000
72        53,844         5,000         47,767        100,000      60,000
73        47,767         5,000         41,812        100,000      55,000
74        41,812         5,000         35,945        100,000      50,000
75        35,945         5,000         30,197        100,000      45,000
76        30,197         5,000         24,563        100,000      40,000
77        24,563         5,000         19,041        100,000      35,000
78        19,041         5,000         13,631        100,000      30,000
79        13,631         5,000          8,328        100,000      25,000
80         8,328         5,000          3,131        100,000      20,000
81         3,131         5,000             --        100,000      15,000
82            --         5,000             --        100,000      10,000
83            --         5,000             --        100,000       5,000
84            --         5,000             --        100,000          --
85            --         5,000             --        100,000          --
86            --         5,000             --        100,000          --
87            --         5,000             --        100,000          --
88            --         5,000             --        100,000          --
89            --         5,000             --        100,000          --
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $ 5,000       $103,000      $100,000     $95,000
66       103,000          5,150        106,090       100,000      89,850
67       106,090          5,305        109,273       100,000      84,546
68       109,273          5,464        112,551       109,273      79,082
69       112,551          5,628        115,927       109,273      73,454
70       115,927          5,796        119,405       109,273      67,658
71       119,405          5,970        122,987       119,405      61,688
72       122,987          6,149        126,677       119,405      55,538
73       126,677          6,334        130,477       119,405      49,204
74       130,477          6,524        134,392       130,477      42,681
75       134,392          6,720        138,423       130,477      35,961
76       138,423          6,921        142,576       130,477      29,040
77       142,576          7,129        146,853       142,576      21,911
78       146,853          7,343        151,259       142,576      14,568
79       151,259          7,563        155,797       142,576       7,005
80       155,797          7,790        160,471       155,797          --
81       160,471          8,024        165,285       155,797          --
82       165,285          8,264        170,243       155,797          --
83       170,243          8,512        175,351       170,243          --
84       175,351          8,768        180,611       170,243          --
85       180,611          9,031        186,029       170,243          --
86       186,029          9,301        191,610       186,029          --
87       191,610          9,581        197,359       186,029          --
88       197,359          9,868        203,279       186,029          --
89       203,279         10,164        209,378       203,279          --
--------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

The Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Subsequent Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

Protected Amount. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

Reduction in Contract Value. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations. While the rider is designed to provide the guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                  Withdrawals
Contract Value -    Taken -   Contract Value -    Protected    Remaining
Beginning of Year End of Year   End of Year        Amount       Amount
------------------------------------------------------------------------
    $ 100,000       $7,000        $91,000      $       100,000 $ 93,000
       91,000        7,000         82,180                        86,000
       82,180        7,000         73,536                        79,000
       73,536        7,000         65,066                        72,000
       65,066        7,000         56,764                        65,000
       56,764        7,000         48,629                        58,000
       48,629        7,000         40,656                        51,000
       40,656        7,000         32,813                        44,000
       32,813        7,000         25,127                        37,000
       25,127        7,000         17,595                        30,000
       17,595        7,000         10,213                        23,000
       10,213        7,000          2,978                        16,000
        2,978        7,000             --                         9,000
           --        7,000             --                         2,000
           --        2,000             --                            --
                                                Total Received $100,000
------------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                  Withdrawals
Contract Value -    Taken -   Contract Value -    Protected    Remaining
Beginning of Year End of Year   End of Year        Amount       Amount
------------------------------------------------------------------------
    $ 100,000            --       $98,000      $       100,000 $100,000
       98,000            --        96,040                       100,000
       96,040            --        94,119                       100,000
       94,119            --        92,237                       100,000
       92,237            --        90,392                       100,000
       90,392       $10,000        78,584                        90,000
       78,584        10,000        67,013                        80,000
       67,013        10,000        55,672                        70,000
       55,672        10,000        44,559                        60,000
       44,559        10,000        33,638                        50,000
       33,638        10,000        22,935                        40,000
       22,935        10,000        12,446                        30,000
       12,446        10,000         2,167                        20,000
        2,167        10,000            --                        10,000
           --        10,000            --                            --
                                                Total Received $100,000
------------------------------------------------------------------------

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Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- Balanced Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

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       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced
       Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

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Both contracts must have the same owner, joint owner if any, Annuitant, and
Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or

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joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner (who is not also an Annuitant or Joint Annuitant) dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

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The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age
80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

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Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred Variable Annuity through an approved Annuity Cross Funding Program, as well

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as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal
Advantage) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

You may only elect the Earnings Protector Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

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   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity);

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient

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may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

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Spendthrift Provision.  An owner may, by providing written notice to our Home
Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

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The owner selects the contract's initial Annuity Commencement Date at issue.
Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the

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Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10

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   years. Each payee must be at least 35 years old when payments begin.
   Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive

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under such rider may be reduced if, after a transfer, your assets (Annuity
Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least
1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).


Because this contract is no longer offered and sold, Guaranteed Income Advantage is no longer available to purchase under the contract.


Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments.   Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,942     $      0    $9,600    $  9,858    $  970
  2     90,942      9,600      85,631        9,858     9,600      20,209     1,940
  3     85,631      9,600      80,054       20,209     9,600      31,078     2,910
  4     80,054      9,600      74,199       31,078     9,600      42,489     3,880
  5     74,199      9,600      68,051       42,489     9,600      54,472     4,850
  6     68,051      9,600      61,596       54,472     9,600      67,054     5,820
  7     61,596      9,600      54,817       67,054     9,600      80,264     6,790
  8     54,817      9,600      47,700       80,264     9,600      94,136     7,760
  9     47,700      9,600      40,227       94,136     9,600     108,701     8,730
 10     40,227      9,600      32,380      108,701     9,600     123,994     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,502     $9,700   $ 9,700     $199
 12     9,639      9,700     9,700      260
 13     9,779      9,700     9,779      181
 14     9,921      9,700     9,921        0
 15    10,065      9,700    10,065        0
 16    10,210      9,700    10,210        0
 17    10,358      9,700    10,358        0
 18    10,509      9,700    10,509        0
 19    10,661      9,700    10,661        0
 20    10,815      9,700    10,815        0
----------------------------------------------

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                         Value of
                                           GIS                Value of  Guaranteed
       Value of              Value of   Subaccount              GIS      Minimum
     Subaccounts  Scheduled Subaccounts     at     Scheduled Subaccount   Annual
     at Beginning Transfers   at End    Beginning  Transfers   at End    Payment
Year   of Year      Made      of Year    of Year     Made     of Year    Accrued
----------------------------------------------------------------------------------
  1    $96,000     $96,000      $0       $      0   $96,000   $100,800    $9,700
  2          0           0       0        100,800         0    105,840     9,700
  3          0           0       0        105,840         0    111,132     9,700
  4          0           0       0        111,132         0    116,689     9,700
  5          0           0       0        116,689         0    122,523     9,700
  6          0           0       0        122,523         0    128,649     9,700
  7          0           0       0        128,649         0    135,082     9,700
  8          0           0       0        135,082         0    141,836     9,700
  9          0           0       0        141,836         0    148,928     9,700
 10          0           0       0        148,928         0    156,374     9,700
----------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $11,983     $9,700   $11,983      $0
 12    12,157      9,700    12,157       0
 13    12,333      9,700    12,333       0
 14    12,512      9,700    12,512       0
 15    12,693      9,700    12,693       0
 16    12,877      9,700    12,877       0
 17    13,063      9,700    13,063       0
 18    13,253      9,700    13,253       0
 19    13,445      9,700    13,445       0
 20    13,640      9,700    13,640       0
----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the " Tax Matters" provision below.

Payment Protection Rider Options

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

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If you have elected this rider, you may not allocate assets to the Guarantee
Account for as long as this rider is in effect.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

       (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

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       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced
       Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

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All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

    .  reset the benefit base to your Contract Value;

    . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

    .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income.   The Annuity Commencement Date under this rider may be any
Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

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How Income Payments are Calculated

Guaranteed Payment Floor.   The guaranteed payment floor is the guaranteed
amount of each monthly income payment. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income.   The initial monthly income is the greater of the
level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15
                           ------------------------------

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the

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adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase

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


commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

Note on Calculation of Commutation Value. If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

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



  . under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

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


Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,517  $543      $583     $583     $  483    $100,000
   2     6,266   522       583      583      1,217      93,000
   3     6,025   502       583      583      2,191      86,000
   4     5,794   483       583      583      3,398      79,000
   5     5,571   464       583      583      4,827      72,000
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                               Income Base, Less
                                                  Commutation
                                                 Charge, Less
        Annual Monthly Commutation Adjustment   Monthly Income   Commutation
Annuity Income Income    Base -     Account -    Paid - End of     Value -
 Year   Amount  Paid   End of Year End of Year       Year        End of Year
----------------------------------------------------------------------------
   1    $6,806 $7,560   $109,289     $  754         $94,440        $94,440
   2     7,068  7,560    110,399      1,246          86,880         86,880
   3     7,340  7,560    111,304      1,466          79,320         79,320
   4     7,622  7,560    111,977      1,404          72,760         72,760
   5     7,915  7,560    112,386      1,049          66,200         66,200
   6     8,220  7,560    112,500        389          62,640         62,640
----------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000 - $7,560 = $94,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000 - $754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399).

Beginning in annuity year 6 (contract year 7), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 6 is $62,640, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $45,360 = $62,640) and (ii) the commutation base less the value of the adjustment account ($112,500 - $389 = $112,111).

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Equity and Income Fund -- Series II shares;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;


       Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service
       Shares;


       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Conservative Balanced Fund/VA -- Service Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day. We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income
Payments. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,373  $531      $417     $531       $0      $100,000
   2     6,188   516       417      516        0        93,627
   3     6,008   501       417      501        0        87,439
   4     5,833   486       417      486        0        81,431
   5     5,663   472       417      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner

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is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection

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Advantage" provisions in the "Guaranteed Income Advantage" and "Principal
Protection Advantage" sections of the prospectus, respectively.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

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Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035
Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within six months of a partial
Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract

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with terms and values that are substantially similar to those of this contract.
Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for

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     employees, and self-employed individuals to establish qualified plans
     ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary. There is much uncertainty regarding the application of these rules in the context of guaranteed withdrawal benefits such as those offered in optional riders to the contract. Consult a tax or legal adviser regarding these issues if an optional guaranteed withdrawal rider is being considered under a 401(a) or 403(b) plan.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any

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other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan.


Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

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Amounts received under Qualified Contracts.  Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

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Disclosure Pursuant to Code and ERISA Requirements.  The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program, and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate GFWM for services it provides related to the Asset Allocation Program. The Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

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The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payment due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

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      .  the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation ("Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling

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firm on the sale of a contract is 1.0% of Contract Value. At times, Capital
Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2018, 2017 and 2016, $37.7 million, $37.6 million and $42.6 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2018, 2017 and 2016, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Choice) is no longer offered or sold.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

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Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.


Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.


Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers.

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Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the Bankruptcy Court granted our motion to dismiss. The Bankruptcy Court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. On March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBHI appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. We intend to continue to vigorously defend the dismissal of the action.

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated
v. Genworth Life and Annuity Insurance Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI") charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of Virginia. We moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On November 16, 2018, the Eastern District of Virginia court stayed the case for 60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle District of Georgia granted our Motion to Enjoin and denied our Motion for Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia. On March 18, 2019, plaintiff stated in a filing that it intends to appeal the decision to the Court of Appeals for the 11th Circuit.


The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.



At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and

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lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% after the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract Death Benefit
 Year      Age      Value      Amount
-----------------------------------------
  1        76      $103,000   $103,000
  2        77       112,000    112,000
  3        78        90,000    112,000
  4        79       135,000    135,000
  5        80       130,000    135,000
  6        81       150,000    135,000
  7        82       125,000    135,000
  8        83       145,000    135,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro- rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Earnings Protector
 Date   Payment   Value     Gain   Benefit    Death Benefit
--------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
--------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                          Guaranteed Income Advantage

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.55            $12.44            --     2018
                                                            11.94             13.55            --     2017
                                                            11.65             11.94            --     2016
                                                            11.71             11.65            --     2015
                                                            11.14             11.71            --     2014
                                                             9.76             11.14            --     2013
                                                             8.77              9.76            --     2012
                                                             9.22              8.77            --     2011
                                                             8.52              9.22            --     2010
                                                             6.97              8.52            --     2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $15.47            $13.66            --     2018
                                                            11.56             15.47            --     2017
                                                            11.88             11.56         2,483     2016
                                                            11.79             11.88         2,488     2015
                                                            11.47             11.79         3,430     2014
                                                             9.50             11.47         2,824     2013
                                                             8.55              9.50         3,731     2012
                                                            11.37              8.55         4,093     2011
                                                             9.77             11.37         4,968     2010
                                                             6.50              9.77         3,910     2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $20.80            $19.22         1,038     2018
                                                            17.87             20.80         1,174     2017
                                                            16.39             17.87         1,571     2016
                                                            16.47             16.39         1,750     2015
                                                            15.35             16.47         2,843     2014
                                                            11.62             15.35         2,157     2013
                                                            10.10             11.62         2,735     2012
                                                             9.70             10.10         6,775     2011
                                                             8.76              9.70        13,546     2010
                                                             7.42              8.76        23,200     2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $12.07            $ 9.12         3,313     2018
                                                             9.83             12.07         3,215     2017
                                                            10.10              9.83         3,364     2016
                                                            10.05             10.10         3,531     2015
                                                            10.94             10.05         4,113     2014
                                                             9.08             10.94         3,417     2013
                                                             8.10              9.08         5,462     2012
                                                            10.25              8.10         4,361     2011
                                                            10.01             10.25        11,521     2010
                                                             7.59             10.01        14,114     2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $24.97            $25.08            --     2018
                                                                        19.32             24.97            --     2017
                                                                        19.23             19.32            --     2016
                                                                        17.68             19.23            --     2015
                                                                        15.82             17.68            --     2014
                                                                        11.76             15.82            --     2013
                                                                        10.27             11.76            --     2012
                                                                        10.87             10.27            --     2011
                                                                        10.09             10.87            --     2010
                                                                         7.49             10.09         5,639     2009
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $21.80            $21.16            --     2018
                                                                        16.60             21.80            --     2017
                                                                        15.92             16.60            --     2016
                                                                        16.48             15.92            --     2015
                                                                        17.14             16.48            --     2014
                                                                        12.02             17.14           666     2013
                                                                        10.67             12.02           944     2012
                                                                        10.43             10.67         1,259     2011
                                                                         7.78             10.43         1,589     2010
                                                                         5.61              7.78            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $18.01            $17.03            15     2018
                                                                        14.41             18.01            15     2017
                                                                        14.35             14.41            15     2016
                                                                        13.92             14.35            16     2015
                                                                        13.08             13.92           465     2014
                                                                         9.51             13.08         3,328     2013
                                                                        10.00              9.51         4,811     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $22.69            $21.40            --     2018
                                                                        18.20             22.69            --     2017
                                                                        18.17             18.20            --     2016
                                                                        17.67             18.17           432     2015
                                                                        16.65             17.67           443     2014
                                                                        12.13             16.65           714     2013
                                                                        10.90             12.13           840     2012
                                                                        11.86             10.90           990     2011
                                                                        10.11             11.86         1,145     2010
                                                                         6.22             10.11         1,355     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $21.48            $18.48         1,775     2018
                                                                        18.62             21.48         1,983     2017
                                                                        16.21             18.62         4,606     2016
                                                                        17.61             16.21         5,988     2015
                                                                        16.44             17.61         8,793     2014
                                                                        12.35             16.44        15,950     2013
                                                                        10.58             12.35        19,633     2012
                                                                        11.01             10.58        23,876     2011
                                                                         9.70             11.01        36,197     2010
                                                                         7.69              9.70        47,796     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                   $17.43            $15.50            --     2018
                                                                      15.69             17.43            --     2017
                                                                      14.50             15.69            --     2016
                                                                      15.68             14.50            --     2015
                                                                      14.77             15.68            --     2014
                                                                      11.64             14.77         1,303     2013
                                                                      10.42             11.64         1,889     2012
                                                                      10.62             10.42         2,215     2011
                                                                       9.88             10.62         3,871     2010
                                                                       7.84              9.88         4,343     2009
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares            $16.00            $14.17            --     2018
                                                                      14.71             16.00            --     2017
                                                                      13.05             14.71            --     2016
                                                                      13.65             13.05         8,900     2015
                                                                      12.79             13.65         8,918     2014
                                                                      10.43             12.79            --     2013
                                                                       9.46             10.43            --     2012
                                                                       9.76              9.46            --     2011
                                                                       8.88              9.76            --     2010
                                                                       7.38              8.88            --     2009
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares         $19.61            $16.32           649     2018
                                                                      16.28             19.61           684     2017
                                                                      16.70             16.28           721     2016
                                                                      17.47             16.70           779     2015
                                                                      17.78             17.47         1,450     2014
                                                                      15.26             17.78         2,056     2013
                                                                      13.49             15.26         2,842     2012
                                                                      14.78             13.49         2,895     2011
                                                                      13.37             14.78         7,521     2010
                                                                      10.10             13.37         6,416     2009
--------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares          $14.94            $11.82         2,136     2018
                                                                      12.98             14.94         2,300     2017
                                                                      11.22             12.98         2,475     2016
                                                                      12.79             11.22         2,765     2015
                                                                      12.25             12.79         3,092     2014
                                                                       9.36             12.25         5,499     2013
                                                                       8.11              9.36         7,361     2012
                                                                       8.55              8.11         8,749     2011
                                                                       8.15              8.55        12,888     2010
                                                                       5.62              8.15        19,948     2009
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
--------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                           $12.06            $11.50         1,611     2018
                                                                      11.85             12.06         1,698     2017
                                                                      11.56             11.85         1,789     2016
                                                                      12.08             11.56         1,933     2015
                                                                      11.92             12.08         2,039     2014
                                                                      13.27             11.92         2,466     2013
                                                                      12.59             13.27         3,491     2012
                                                                      11.47             12.59         5,459     2011
                                                                      11.12             11.47         6,710     2010
                                                                      10.28             11.12         1,292     2009
--------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $22.73            $20.82            --     2018
                                                                               20.34             22.73            --     2017
                                                                               16.79             20.34            --     2016
                                                                               18.35             16.79            --     2015
                                                                               17.80             18.35            --     2014
                                                                               12.76             17.80         1,731     2013
                                                                               11.48             12.76         2,518     2012
                                                                               12.01             11.48         3,249     2011
                                                                                9.53             12.01         5,177     2010
                                                                                7.59              9.53         4,821     2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $19.96            $18.00         1,011     2018
                                                                               18.83             19.96         2,846     2017
                                                                               16.29             18.83         2,849     2016
                                                                               17.69             16.29         4,260     2015
                                                                               16.44             17.69         4,336     2014
                                                                               12.17             16.44         3,405     2013
                                                                               10.89             12.17         3,871     2012
                                                                               11.42             10.89         5,494     2011
                                                                               10.34             11.42         6,539     2010
                                                                                8.05             10.34        11,748     2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $18.46            $16.74            17     2018
                                                                               16.54             18.46            17     2017
                                                                               16.23             16.54           937     2016
                                                                               16.70             16.23           939     2015
                                                                               16.69             16.70        10,162     2014
                                                                               14.87             16.69        11,840     2013
                                                                               13.77             14.87        13,649     2012
                                                                               14.56             13.77        26,800     2011
                                                                               13.52             14.56        29,995     2010
                                                                               11.39             13.52         2,743     2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares              $23.81            $24.01            27     2018
                                                                               18.77             23.81            39     2017
                                                                               17.78             18.77            53     2016
                                                                               17.67             17.78            69     2015
                                                                               15.80             17.67            85     2014
                                                                               12.05             15.80           101     2013
                                                                               10.69             12.05           118     2012
                                                                               10.65             10.69           146     2011
                                                                                9.42             10.65           662     2010
                                                                                7.58              9.42         1,871     2009
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                $12.09            $ 9.87        10,349     2018
                                                                                9.68             12.09        11,190     2017
                                                                               10.00              9.68        13,902     2016
-----------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                           $13.61            $13.04        13,806     2018
                                                                               10.42             13.61        14,084     2017
                                                                               10.00             10.42        14,399     2016
-----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
--------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                              $12.94            $12.69         6,235     2018
                                                                12.75             12.94         6,783     2017
                                                                11.92             12.75        14,738     2016
                                                                12.27             11.92        18,077     2015
                                                                12.43             12.27        27,909     2014
                                                                12.20             12.43        29,534     2013
                                                                11.58             12.20        35,681     2012
                                                                11.50             11.58        41,599     2011
                                                                10.74             11.50        38,631     2010
                                                                 7.58             10.74        34,470     2009
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $19.70            $18.67         1,944     2018
                                                                18.84             19.70         2,126     2017
                                                                16.76             18.84         2,754     2016
                                                                17.55             16.76         5,523     2015
                                                                17.46             17.55         6,462     2014
                                                                16.67             17.46         5,657     2013
                                                                14.86             16.67         6,617     2012
                                                                14.43             14.86         8,367     2011
                                                                12.85             14.43        10,382     2010
                                                                 8.59             12.85        11,816     2009
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $24.88            $25.29         2,089     2018
                                                                19.81             24.88         2,370     2017
                                                                19.51             19.81         2,681     2016
                                                                18.73             19.51         3,098     2015
                                                                17.44             18.73        10,254     2014
                                                                12.72             17.44        14,698     2013
                                                                11.08             12.72        18,118     2012
                                                                13.04             11.08        22,191     2011
                                                                11.29             13.04        27,315     2010
                                                                 8.91             11.29        39,814     2009
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $16.81            $15.57            --     2018
                                                                15.06             16.81            --     2017
                                                                14.92             15.06            82     2016
                                                                15.21             14.92         1,326     2015
                                                                14.68             15.21         1,705     2014
                                                                12.97             14.68         2,171     2013
                                                                11.77             12.97         2,546     2012
                                                                12.34             11.77         3,006     2011
                                                                11.03             12.34         9,075     2010
                                                                 8.73             11.03         9,324     2009
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $17.85            $16.74            --     2018
                                                                15.66             17.85            --     2017
                                                                14.91             15.66            --     2016
                                                                15.14             14.91         7,991     2015
                                                                14.02             15.14         8,007     2014
                                                                11.97             14.02            --     2013
                                                                10.63             11.97            --     2012
                                                                11.26             10.63            --     2011
                                                                 9.74             11.26            --     2010
                                                                 7.17              9.74            --     2009
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $25.84            $23.68         34,585    2018
                                                                         21.65             25.84         36,821    2017
                                                                         20.48             21.65         52,677    2016
                                                                         20.78             20.48         53,871    2015
                                                                         18.96             20.78         63,117    2014
                                                                         14.75             18.96         64,316    2013
                                                                         12.94             14.75         72,280    2012
                                                                         13.56             12.94         82,195    2011
                                                                         11.82             13.56        102,039    2010
                                                                          8.89             11.82        130,530    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $23.73            $22.08             --    2018
                                                                         19.57             23.73             --    2017
                                                                         19.42             19.57             --    2016
                                                                         19.59             19.42             --    2015
                                                                         18.04             19.59            788    2014
                                                                         13.29             18.04            960    2013
                                                                         11.08             13.29          1,442    2012
                                                                         11.61             11.08          1,942    2011
                                                                         10.02             11.61          3,278    2010
                                                                          7.52             10.02          3,771    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $18.83            $16.91          8,182    2018
                                                                         17.03             18.83          8,578    2017
                                                                         14.74             17.03          9,270    2016
                                                                         15.69             14.74          9,906    2015
                                                                         14.73             15.69         12,333    2014
                                                                         11.74             14.73          9,885    2013
                                                                         10.22             11.74         13,316    2012
                                                                         10.35             10.22         14,437    2011
                                                                          9.17             10.35         22,087    2010
                                                                          7.19              9.17         38,744    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $21.03            $18.74          1,491    2018
                                                                         18.37             21.03          1,571    2017
                                                                         16.16             18.37          2,720    2016
                                                                         16.90             16.16          2,855    2015
                                                                         15.62             16.90          2,949    2014
                                                                         11.94             15.62          1,085    2013
                                                                         10.29             11.94          1,437    2012
                                                                         10.34             10.29          1,489    2011
                                                                          9.20             10.34          2,271    2010
                                                                          7.38              9.20          3,619    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $21.21            $23.35          1,381    2018
                                                                         16.10             21.21          1,455    2017
                                                                         16.39             16.10          1,534    2016
                                                                         15.86             16.39          1,657    2015
                                                                         14.43             15.86            965    2014
                                                                         10.69             14.43            676    2013
                                                                         10.00             10.69          1,268    2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $22.39            $21.88             --    2018
                                                                         16.92             22.39             --    2017
                                                                         17.14             16.92             --    2016
                                                                         16.34             17.14             --    2015
                                                                         14.99             16.34          1,092    2014
                                                                         11.23             14.99          2,731    2013
                                                                         10.00             11.23          3,057    2012
                                                                         10.19             10.00          3,444    2011
                                                                          8.39             10.19          7,321    2010
                                                                          6.68              8.39          8,112    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.64            $12.30         2,573     2018
                                                                         12.38             12.64         2,712     2017
                                                                         12.07             12.38         2,858     2016
                                                                         12.40             12.07         3,088     2015
                                                                         11.97             12.40         3,247     2014
                                                                         12.45             11.97            --     2013
                                                                         12.01             12.45            --     2012
                                                                         11.43             12.01            --     2011
                                                                         10.83             11.43         2,872     2010
                                                                          9.56             10.83         4,259     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $29.50            $24.68         4,473     2018
                                                                         24.93             29.50         4,952     2017
                                                                         22.70             24.93         5,449     2016
                                                                         23.51             22.70         6,427     2015
                                                                         22.59             23.51        13,167     2014
                                                                         16.94             22.59        18,374     2013
                                                                         15.06             16.94        23,662     2012
                                                                         17.22             15.06        30,211     2011
                                                                         13.64             17.22        49,145     2010
                                                                          9.95             13.64        64,573     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $21.58            $17.47           991     2018
                                                                         18.46             21.58         1,176     2017
                                                                         17.21             18.46         1,814     2016
                                                                         18.12             17.21         2,001     2015
                                                                         17.33             18.12         2,556     2014
                                                                         13.56             17.33         2,158     2013
                                                                         10.87             13.56         3,477     2012
                                                                         12.18             10.87         4,329     2011
                                                                          9.82             12.18         5,214     2010
                                                                          6.37              9.82         4,765     2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $13.00            $11.53            --     2018
                                                                         11.83             13.00            --     2017
                                                                         10.65             11.83            --     2016
                                                                         11.57             10.65            --     2015
                                                                         11.46             11.57            --     2014
                                                                          9.43             11.46            --     2013
                                                                          8.33              9.43            --     2012
                                                                          8.62              8.33            --     2011
                                                                          7.97              8.62            --     2010
                                                                          6.23              7.97            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $17.48            $16.41         1,031     2018
                                                                         16.24             17.48         1,083     2017
                                                                         14.51             16.24         1,099     2016
                                                                         15.90             14.51         1,206     2015
                                                                         15.49             15.90         2,206     2014
                                                                         13.85             15.49         2,747     2013
                                                                         12.52             13.85         3,327     2012
                                                                         12.46             12.52         4,082     2011
                                                                         11.27             12.46        20,174     2010
                                                                          8.47             11.27        19,857     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $18.67            $16.66            --     2018
                                                                        17.55             18.67            --     2017
                                                                        15.41             17.55            --     2016
                                                                        16.51             15.41            --     2015
                                                                        15.71             16.51         1,548     2014
                                                                        12.48             15.71         3,421     2013
                                                                        11.13             12.48         4,884     2012
                                                                        11.45             11.13         5,952     2011
                                                                        10.50             11.45        15,610     2010
                                                                         8.48             10.50        14,829     2009
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.98            $10.85            --     2018
                                                                        11.16             12.98            --     2017
                                                                        10.37             11.16            --     2016
                                                                        11.30             10.37            --     2015
                                                                        11.84             11.30            --     2014
                                                                         9.22             11.84            --     2013
                                                                         7.76              9.22            --     2012
                                                                         8.50              7.76            --     2011
                                                                         8.07              8.50         8,275     2010
                                                                         6.27              8.07        13,144     2009
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.09            $ 9.05         3,227     2018
                                                                         9.22              9.09        17,281     2017
                                                                         9.39              9.22        26,943     2016
                                                                         9.56              9.39        28,464     2015
                                                                         9.74              9.56        16,347     2014
                                                                         9.92              9.74        17,114     2013
                                                                        10.00              9.92        22,081     2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $21.85            $19.20         1,101     2018
                                                                        20.04             21.85         1,123     2017
                                                                        17.98             20.04         1,129     2016
                                                                        20.19             17.98         1,148     2015
                                                                        18.11             20.19         1,197     2014
                                                                        13.88             18.11         1,338     2013
                                                                        11.94             13.88         2,021     2012
                                                                        12.99             11.94         2,219     2011
                                                                        10.59             12.99         2,905     2010
                                                                         8.10             10.59         1,433     2009
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $22.57            $22.25           359     2018
                                                                        19.47             22.57           402     2017
                                                                        19.01             19.47        16,218     2016
                                                                        19.29             19.01        18,205     2015
                                                                        18.16             19.29        19,871     2014
                                                                        15.44             18.16        15,511     2013
                                                                        13.88             15.44        17,936     2012
                                                                        13.95             13.88        39,347     2011
                                                                        13.14             13.95        20,168     2010
                                                                        10.66             13.14        21,150     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $31.10            $31.05           592     2018
                                                                        24.37             31.10           624     2017
                                                                        24.36             24.37           658     2016
                                                                        22.17             24.36         1,563     2015
                                                                        20.83             22.17         1,631     2014
                                                                        16.21             20.83           966     2013
                                                                        13.34             16.21         1,491     2012
                                                                        14.60             13.34         1,627     2011
                                                                        13.97             14.60         3,794     2010
                                                                         9.75             13.97         4,028     2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $19.52            $16.26         1,236     2018
                                                                        15.21             19.52         1,346     2017
                                                                        16.61             15.21         1,508     2016
                                                                        18.55             16.61         1,642     2015
                                                                        21.50             18.55         2,249     2014
                                                                        19.17             21.50         2,435     2013
                                                                        17.26             19.17         3,050     2012
                                                                        25.99             17.26         3,340     2011
                                                                        21.18             25.99         3,632     2010
                                                                        12.05             21.18         4,277     2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $23.42            $21.01           825     2018
                                                                        20.57             23.42           867     2017
                                                                        20.76             20.57           917     2016
                                                                        21.57             20.76           979     2015
                                                                        18.30             21.57         1,946     2014
                                                                        12.65             18.30         2,262     2013
                                                                        10.88             12.65         2,993     2012
                                                                        10.85             10.88         3,882     2011
                                                                         8.87             10.85         5,295     2010
                                                                         6.73              8.87         6,235     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.93            $15.79            --     2018
                                                                        14.49             16.93            --     2017
                                                                        12.86             14.49            --     2016
                                                                        13.72             12.86            --     2015
                                                                        12.31             13.72            --     2014
                                                                         9.98             12.31            --     2013
                                                                         8.92              9.98            --     2012
                                                                         8.43              8.92            --     2011
                                                                         7.66              8.43            --     2010
                                                                         6.37              7.66            --     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.82            $10.57            --     2018
                                                                        10.49             11.82            --     2017
                                                                         9.46             10.49            --     2016
                                                                         9.92              9.46            53     2015
                                                                        10.00              9.92            66     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $23.30            $21.56         2,567     2018
                                                                        19.29             23.30         2,572     2017
                                                                        18.15             19.29         2,577     2016
                                                                        18.50             18.15         3,455     2015
                                                                        17.02             18.50         3,462     2014
                                                                        13.16             17.02         3,470     2013
                                                                        11.29             13.16         3,478     2012
                                                                        11.78             11.29         4,874     2011
                                                                        10.83             11.78         4,987     2010
                                                                         8.72             10.83         2,497     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                     Number of
                                                                   Accumulation      Accumulation  Accumulation
                                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                                     Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                 $23.52            $22.68         2,025     2018
                                                                       18.96             23.52         2,222     2017
                                                                       17.76             18.96         2,390     2016
                                                                       18.49             17.76         2,769     2015
                                                                       20.36             18.49         3,529     2014
                                                                       14.69             20.36         3,261     2013
                                                                       12.38             14.69         4,006     2012
                                                                       14.09             12.38         4,382     2011
                                                                       10.56             14.09         6,129     2010
                                                                        6.61             10.56         9,528     2009
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                  $17.43            $16.10           938     2018
                                                                       15.85             17.43           959     2017
                                                                       14.84             15.85           933     2016
                                                                       15.21             14.84           997     2015
                                                                       14.31             15.21         1,985     2014
                                                                       12.28             14.31         8,717     2013
                                                                       11.28             12.28         8,809     2012
                                                                       11.31             11.28        10,678     2011
                                                                       10.51             11.31        12,296     2010
                                                                        9.10             10.51        13,488     2009
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                     $30.60            $30.27            --     2018
                                                                       27.23             30.60            --     2017
                                                                       24.94             27.23            --     2016
                                                                       29.81             24.94            --     2015
                                                                       27.00             29.81         1,140     2014
                                                                       22.89             27.00         1,214     2013
                                                                       20.60             22.89         1,918     2012
                                                                       19.70             20.60         2,774     2011
                                                                       17.68             19.70         4,979     2010
                                                                       13.56             17.68         9,969     2009
---------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
---------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                               $12.67            $12.50            --     2018
                                                                       10.07             12.67            --     2017
                                                                        9.70             10.07            --     2016
                                                                       10.00              9.70         1,600     2015
---------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          $18.70            $17.26           599     2018
                                                                       15.06             18.70         2,777     2017
                                                                       15.72             15.06         4,601     2016
                                                                       15.51             15.72         4,699     2015
                                                                       13.73             15.51         4,792     2014
                                                                       10.81             13.73         3,865     2013
                                                                        9.68             10.81         4,670     2012
                                                                       10.00              9.68         7,716     2011
                                                                        9.33             10.00        10,163     2010
                                                                        6.59              9.33        17,651     2009
---------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares         $12.42            $11.51         2,652     2018
                                                                       11.61             12.42         2,663     2017
                                                                       11.27             11.61         2,674     2016
                                                                       11.42             11.27         2,684     2015
                                                                       10.77             11.42         4,500     2014
                                                                        9.72             10.77         4,707     2013
                                                                        8.84              9.72         4,830     2012
                                                                        8.97              8.84         5,256     2011
                                                                        8.11              8.97         7,653     2010
                                                                        6.80              8.11         9,815     2009
---------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $21.41            $19.68            --     2018
                                                                          16.98             21.41            --     2017
                                                                          16.95             16.98            --     2016
                                                                          16.23             16.95            30     2015
                                                                          15.67             16.23            87     2014
                                                                          11.77             15.67           222     2013
                                                                          10.33             11.77         1,070     2012
                                                                          10.43             10.33         1,295     2011
                                                                           8.36             10.43         3,051     2010
                                                                           6.44              8.36         1,907     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $24.00            $20.40         3,735     2018
                                                                          17.94             24.00         4,654     2017
                                                                          18.30             17.94         6,569     2016
                                                                          17.99             18.30         6,978     2015
                                                                          17.96             17.99         9,346     2014
                                                                          14.41             17.96        13,965     2013
                                                                          12.14             14.41        16,647     2012
                                                                          13.52             12.14        27,342     2011
                                                                          11.90             13.52        40,273     2010
                                                                           8.70             11.90        55,877     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $21.06            $19.00         5,420     2018
                                                                          18.40             21.06         5,522     2017
                                                                          16.84             18.40         5,631     2016
                                                                          16.64             16.84         6,665     2015
                                                                          15.36             16.64         6,787     2014
                                                                          11.90             15.36         6,856     2013
                                                                          10.40             11.90         8,260     2012
                                                                          10.63             10.40        10,422     2011
                                                                           9.35             10.63        13,048     2010
                                                                           7.44              9.35        15,312     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $25.45            $22.35         4,131     2018
                                                                          22.76             25.45         4,283     2017
                                                                          19.71             22.76         4,480     2016
                                                                          21.38             19.71         4,910     2015
                                                                          19.51             21.38         6,360     2014
                                                                          14.14             19.51         8,440     2013
                                                                          12.24             14.14        10,069     2012
                                                                          12.78             12.24        12,419     2011
                                                                          10.58             12.78        14,891     2010
                                                                           7.87             10.58        20,752     2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $14.82            $13.75             2     2018
                                                                          13.32             14.82             2     2017
                                                                          12.02             13.32             2     2016
                                                                          13.48             12.02             2     2015
                                                                          13.68             13.48           229     2014
                                                                          13.92             13.68         3,078     2013
                                                                          12.35             13.92         4,548     2012
                                                                          12.35             12.35         7,359     2011
                                                                          11.13             12.35        10,368     2010
                                                                           9.34             11.13         1,537     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $18.41            $17.59         2,509     2018
                                                                              17.60             18.41         3,760     2017
                                                                              15.94             17.60         3,762     2016
                                                                              16.52             15.94         4,232     2015
                                                                              16.28             16.52         5,824     2014
                                                                              15.69             16.28         6,716     2013
                                                                              13.99             15.69         8,284     2012
                                                                              13.79             13.99        14,466     2011
                                                                              12.27             13.79        21,548     2010
                                                                               8.92             12.27        28,727     2009
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.38            $17.61           700     2018
                                                                              17.18             18.38           701     2017
                                                                              17.39             17.18           703     2016
                                                                              17.97             17.39         1,985     2015
                                                                              14.76             17.97         2,038     2014
                                                                              17.28             14.76         2,236     2013
                                                                              16.86             17.28         2,470     2012
                                                                              13.43             16.86         2,744     2011
                                                                              12.26             13.43         5,544     2010
                                                                              13.07             12.26         7,176     2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.74            $11.56         3,889     2018
                                                                              11.80             11.74         4,088     2017
                                                                              11.85             11.80         4,308     2016
                                                                              12.04             11.85         4,655     2015
                                                                              12.16             12.04         5,514     2014
                                                                              12.41             12.16           863     2013
                                                                              11.94             12.41         1,225     2012
                                                                              12.04             11.94         5,008     2011
                                                                              11.65             12.04        22,212     2010
                                                                              10.47             11.65        49,186     2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.99            $14.63         6,255     2018
                                                                              14.56             14.99         6,470     2017
                                                                              14.44             14.56        15,232     2016
                                                                              14.65             14.44        16,554     2015
                                                                              14.31             14.65        17,966     2014
                                                                              14.87             14.31        27,577     2013
                                                                              13.83             14.87        33,254     2012
                                                                              13.60             13.83        52,975     2011
                                                                              12.82             13.60        61,041     2010
                                                                              11.45             12.82        94,167     2009
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $27.00            $24.98         3,004     2018
                                                                              21.20             27.00         3,077     2017
                                                                              21.33             21.20         3,137     2016
                                                                              20.53             21.33         3,180     2015
                                                                              19.61             20.53         3,228     2014
                                                                              15.44             19.61         3,295     2013
                                                                              14.22             15.44         3,322     2012
                                                                              15.18             14.22         4,055     2011
                                                                              14.40             15.18         9,950     2010
                                                                               9.32             14.40         9,630     2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                             Number of
                                                           Accumulation      Accumulation  Accumulation
                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                             Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                       $26.94            $26.13            --     2018
                                                               20.16             26.94            --     2017
                                                               20.81             20.16            --     2016
                                                               19.09             20.81            --     2015
                                                               17.75             19.09            --     2014
                                                               13.19             17.75            --     2013
                                                               11.61             13.19           222     2012
                                                               11.84             11.61           249     2011
                                                               10.83             11.84           257     2010
                                                                7.74             10.83           264     2009
-------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares              $13.65            $10.93           322     2018
                                                               13.98             13.65           329     2017
                                                               11.41             13.98           324     2016
                                                               16.34             11.41           435     2015
                                                               20.76             16.34           430     2014
                                                               19.27             20.76           241     2013
                                                               20.22             19.27           269     2012
                                                               25.55             20.22           592     2011
                                                               20.42             25.55         1,765     2010
                                                               11.79             20.42         2,421     2009
-------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                       $30.86            $29.74           128     2018
                                                               23.98             30.86           156     2017
                                                               23.05             23.98           179     2016
                                                               21.70             23.05         1,032     2015
                                                               18.82             21.70         1,062     2014
                                                               14.24             18.82         1,120     2013
                                                               12.43             14.24         1,126     2012
                                                               12.39             12.43         1,890     2011
                                                               10.66             12.39         2,876     2010
                                                                7.14             10.66         3,101     2009
-------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                        $12.04            $11.65           601     2018
                                                               11.89             12.04         9,545     2017
                                                               11.76             11.89         9,485     2016
                                                               12.03             11.76         9,464     2015
                                                               11.66             12.03         9,980     2014
                                                               12.04             11.66         4,239     2013
                                                               11.61             12.04         6,476     2012
                                                               11.03             11.61         8,427     2011
                                                               10.45             11.03        12,133     2010
                                                                9.87             10.45        20,177     2009
-------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares         $23.39            $22.35         1,963     2018
                                                               18.57             23.39         2,178     2017
                                                               18.46             18.57         2,287     2016
                                                               18.21             18.46         2,881     2015
                                                               16.27             18.21         3,329     2014
                                                               12.29             16.27         6,716     2013
                                                               10.36             12.29         8,782     2012
                                                               10.50             10.36        12,000     2011
                                                                9.59             10.50        22,097     2010
                                                                7.04              9.59        25,327     2009
-------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $28.67            $26.53           2,733   2018
                                                                27.60             28.67           6,692   2017
                                                                26.03             27.60           6,907   2016
                                                                25.37             26.03           7,428   2015
                                                                19.59             25.37          11,457   2014
                                                                19.46             19.59          11,137   2013
                                                                16.97             19.46          14,267   2012
                                                                15.74             16.97          17,676   2011
                                                                12.44             15.74          23,328   2010
                                                                 9.33             12.44          25,822   2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $22.80            $21.32           4,962   2018
                                                                19.12             22.80          13,380   2017
                                                                17.45             19.12          14,237   2016
                                                                17.59             17.45          15,130   2015
                                                                15.82             17.59          15,691   2014
                                                                12.22             15.82          14,408   2013
                                                                10.76             12.22          18,380   2012
                                                                10.78             10.76          22,470   2011
                                                                 9.56             10.78          30,600   2010
                                                                 7.71              9.56          45,974   2009
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $25.14            $22.28           4,124   2018
                                                                22.72             25.14           5,111   2017
                                                                18.71             22.72           5,919   2016
                                                                19.88             18.71           6,796   2015
                                                                19.52             19.88           9,776   2014
                                                                14.53             19.52          11,434   2013
                                                                12.92             14.53          16,150   2012
                                                                12.76             12.92          25,707   2011
                                                                10.20             12.76          31,016   2010
                                                                 7.94             10.20          41,396   2009
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                   $16.15            $14.84       1,005,438   2018
                                                                14.23             16.15       1,162,846   2017
                                                                13.64             14.23       1,231,888   2016
                                                                14.05             13.64       1,323,362   2015
                                                                13.59             14.05       1,493,903   2014
                                                                12.05             13.59       2,332,009   2013
                                                                10.91             12.05       2,425,614   2012
                                                                11.44             10.91       2,492,763   2011
                                                                10.63             11.44       2,840,605   2010
                                                                 8.97             10.63       3,072,188   2009
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $14.16            $12.98             868   2018
                                                                12.52             14.16             870   2017
                                                                12.02             12.52             872   2016
                                                                12.42             12.02             875   2015
                                                                12.04             12.42             877   2014
                                                                10.70             12.04             879   2013
                                                                 9.71             10.70             882   2012
                                                                10.21              9.71             885   2011
                                                                 9.51             10.21             888   2010
                                                                 8.04              9.51             891   2009
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $21.09            $19.99         1,459     2018
                                                       17.92             21.09         2,350     2017
                                                       16.70             17.92         2,936     2016
                                                       17.41             16.70         3,042     2015
                                                       15.73             17.41         4,274     2014
                                                       11.97             15.73         4,950     2013
                                                       10.53             11.97         5,701     2012
                                                       11.05             10.53        13,021     2011
                                                       10.21             11.05        20,146     2010
                                                        7.90             10.21        21,285     2009
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $25.02            $24.62            --     2018
                                                       18.94             25.02            --     2017
                                                       19.19             18.94            --     2016
                                                       19.29             19.19            --     2015
                                                       18.93             19.29            --     2014
                                                       13.79             18.93         1,331     2013
                                                       11.67             13.79         1,618     2012
                                                       12.58             11.67         2,525     2011
                                                       10.00             12.58         3,093     2010
-----------------------------------------------------------------------------------------------------

                          Guaranteed Income Advantage

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.41            $12.30            --     2018
                                                            11.82             13.41            --     2017
                                                            11.55             11.82            --     2016
                                                            11.63             11.55            --     2015
                                                            11.07             11.63            --     2014
                                                             9.71             11.07            --     2013
                                                             8.74              9.71            --     2012
                                                             9.19              8.74            --     2011
                                                             8.50              9.19            --     2010
                                                             6.96              8.50            --     2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $17.68            $15.61            --     2018
                                                            13.23             17.68            --     2017
                                                            13.61             13.23            --     2016
                                                            13.53             13.61            --     2015
                                                            13.16             13.53            --     2014
                                                            10.92             13.16            --     2013
                                                             9.84             10.92            --     2012
                                                            13.10              9.84            --     2011
                                                            11.26             13.10            --     2010
                                                             7.50             11.26            --     2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $20.24            $18.68           251     2018
                                                            17.41             20.24           252     2017
                                                            15.98             17.41           252     2016
                                                            16.07             15.98            37     2015
                                                            15.00             16.07            77     2014
                                                            11.36             15.00           123     2013
                                                             9.89             11.36           177     2012
                                                             9.50              9.89         1,136     2011
                                                             8.59              9.50         2,316     2010
                                                             7.28              8.59         2,737     2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $11.73            $ 8.85         1,112     2018
                                                             9.56             11.73         2,150     2017
                                                             9.83              9.56         2,441     2016
                                                             9.79              9.83         2,750     2015
                                                            10.67              9.79         4,400     2014
                                                             8.87             10.67         5,060     2013
                                                             7.92              8.87         6,646     2012
                                                            10.03              7.92         8,015     2011
                                                             9.81             10.03        10,349     2010
                                                             7.44              9.81        11,291     2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $26.03            $26.11            --     2018
                                                            20.16             26.03            --     2017
                                                            20.09             20.16            --     2016
                                                            18.48             20.09            --     2015
                                                            16.56             18.48            --     2014
                                                            12.33             16.56            --     2013
                                                            10.77             12.33            --     2012
                                                            11.41             10.77            --     2011
                                                            10.60             11.41            --     2010
                                                             7.88             10.60            --     2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $21.54            $20.89        18,058     2018
                                                                        16.42             21.54        18,064     2017
                                                                        15.77             16.42        18,064     2016
                                                                        16.33             15.77        18,065     2015
                                                                        17.01             16.33        18,427     2014
                                                                        11.94             17.01        26,261     2013
                                                                        10.61             11.94        26,380     2012
                                                                        10.39             10.61        33,006     2011
                                                                         7.75             10.39           782     2010
                                                                         5.60              7.75           393     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.88            $16.90            --     2018
                                                                        14.32             17.88            --     2017
                                                                        14.28             14.32            --     2016
                                                                        13.87             14.28            --     2015
                                                                        13.05             13.87            --     2014
                                                                         9.50             13.05            --     2013
                                                                        10.00              9.50            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $23.60            $22.23            --     2018
                                                                        18.94             23.60            --     2017
                                                                        18.94             18.94            --     2016
                                                                        18.44             18.94           272     2015
                                                                        17.39             18.44           284     2014
                                                                        12.68             17.39           296     2013
                                                                        11.41             12.68           310     2012
                                                                        12.43             11.41           326     2011
                                                                        10.60             12.43           343     2010
                                                                         6.53             10.60           362     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $19.95            $17.14           399     2018
                                                                        17.31             19.95           405     2017
                                                                        15.09             17.31           411     2016
                                                                        16.40             15.09           227     2015
                                                                        15.33             16.40         1,251     2014
                                                                        11.53             15.33         1,797     2013
                                                                         9.89             11.53         2,395     2012
                                                                        10.30              9.89         5,656     2011
                                                                         9.08             10.30         8,387     2010
                                                                         7.21              9.08         8,957     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $17.23            $15.30            --     2018
                                                                        15.52             17.23            --     2017
                                                                        14.36             15.52            --     2016
                                                                        15.54             14.36            --     2015
                                                                        14.65             15.54            --     2014
                                                                        11.56             14.65            --     2013
                                                                        10.36             11.56            --     2012
                                                                        10.57             10.36            --     2011
                                                                         9.84             10.57            --     2010
                                                                         7.82              9.84            --     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.82            $14.00            --     2018
                                                                               14.57             15.82            --     2017
                                                                               12.94             14.57            --     2016
                                                                               13.54             12.94            --     2015
                                                                               12.70             13.54            --     2014
                                                                               10.37             12.70            --     2013
                                                                                9.41             10.37            --     2012
                                                                                9.73              9.41            --     2011
                                                                                8.85              9.73            --     2010
                                                                                7.37              8.85            --     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $18.77            $15.60           247     2018
                                                                               15.60             18.77           261     2017
                                                                               16.02             15.60         2,488     2016
                                                                               16.77             16.02         2,738     2015
                                                                               17.09             16.77         3,390     2014
                                                                               14.68             17.09         3,534     2013
                                                                               12.99             14.68         4,063     2012
                                                                               14.25             12.99         4,904     2011
                                                                               12.90             14.25         5,762     2010
                                                                                9.76             12.90         5,803     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $14.80            $11.70           820     2018
                                                                               12.88             14.80           866     2017
                                                                               11.14             12.88           910     2016
                                                                               12.71             11.14           959     2015
                                                                               12.19             12.71         1,076     2014
                                                                                9.33             12.19         1,226     2013
                                                                                8.09              9.33         1,722     2012
                                                                                8.54              8.09         1,901     2011
                                                                                8.14              8.54         2,085     2010
                                                                                5.62              8.14         2,794     2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.90            $11.34            --     2018
                                                                               11.71             11.90            --     2017
                                                                               11.44             11.71            --     2016
                                                                               11.96             11.44            --     2015
                                                                               11.81             11.96         1,327     2014
                                                                               13.16             11.81         1,518     2013
                                                                               12.50             13.16         1,731     2012
                                                                               11.41             12.50         1,971     2011
                                                                               11.07             11.41         2,223     2010
                                                                               10.24             11.07            --     2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $22.11            $20.23            35     2018
                                                                               19.81             22.11            35     2017
                                                                               16.37             19.81         5,681     2016
                                                                               17.91             16.37         5,646     2015
                                                                               17.38             17.91         5,966     2014
                                                                               12.48             17.38         6,109     2013
                                                                               11.23             12.48         6,271     2012
                                                                               11.76             11.23         6,696     2011
                                                                                9.35             11.76         7,263     2010
                                                                                7.45              9.35         7,852     2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $19.37            $17.45           951     2018
                                                                          18.29             19.37           998     2017
                                                                          15.84             18.29         1,044     2016
                                                                          17.22             15.84           885     2015
                                                                          16.02             17.22         1,001     2014
                                                                          11.87             16.02         1,151     2013
                                                                          10.64             11.87         1,269     2012
                                                                          11.16             10.64         1,391     2011
                                                                          10.11             11.16         1,516     2010
                                                                           7.88             10.11         1,648     2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $18.22            $16.51        19,748     2018
                                                                          16.34             18.22        19,758     2017
                                                                          16.05             16.34        19,770     2016
                                                                          16.54             16.05        17,456     2015
                                                                          16.55             16.54        23,187     2014
                                                                          14.75             16.55        37,237     2013
                                                                          13.68             14.75        40,879     2012
                                                                          14.48             13.68        50,936     2011
                                                                          13.45             14.48        28,928     2010
                                                                          11.35             13.45        30,901     2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $23.20            $23.37        37,674     2018
                                                                          18.31             23.20        37,674     2017
                                                                          17.36             18.31            --     2016
                                                                          17.27             17.36            --     2015
                                                                          15.46             17.27            --     2014
                                                                          11.80             15.46            --     2013
                                                                          10.48             11.80            --     2012
                                                                          10.45             10.48            --     2011
                                                                           9.26             10.45            --     2010
                                                                           7.46              9.26            --     2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.07            $ 9.84        71,843     2018
                                                                           9.68             12.07        71,857     2017
                                                                          10.00              9.68           885     2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.59            $13.00           344     2018
                                                                          10.41             13.59           345     2017
                                                                          10.00             10.41           345     2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $12.62            $12.37         1,278     2018
                                                                          12.45             12.62         1,308     2017
                                                                          11.65             12.45         1,335     2016
                                                                          12.00             11.65           645     2015
                                                                          12.17             12.00         1,105     2014
                                                                          11.95             12.17         1,410     2013
                                                                          11.36             11.95         2,152     2012
                                                                          11.30             11.36         1,765     2011
                                                                          10.56             11.30         2,466     2010
                                                                           7.46             10.56         3,386     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $18.79            $17.79           500     2018
                                                                17.98             18.79           531     2017
                                                                16.01             17.98           562     2016
                                                                16.79             16.01           596     2015
                                                                16.71             16.79           674     2014
                                                                15.97             16.71           775     2013
                                                                14.25             15.97           854     2012
                                                                13.85             14.25           937     2011
                                                                12.35             13.85         1,020     2010
                                                                 8.26             12.35         1,110     2009
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $24.94            $25.33            57     2018
                                                                19.88             24.94            67     2017
                                                                19.60             19.88            68     2016
                                                                18.83             19.60            66     2015
                                                                17.55             18.83           157     2014
                                                                12.81             17.55           448     2013
                                                                11.17             12.81           787     2012
                                                                13.17             11.17         1,950     2011
                                                                11.41             13.17         3,400     2010
                                                                 9.01             11.41         4,258     2009
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM /Portfolio -- Service Class 2           $16.67            $15.43            --     2018
                                                                14.95             16.67           289     2017
                                                                14.82             14.95           335     2016
                                                                15.13             14.82           385     2015
                                                                14.62             15.13           435     2014
                                                                12.93             14.62           486     2013
                                                                11.75             12.93           543     2012
                                                                12.33             11.75           607     2011
                                                                11.03             12.33           673     2010
                                                                 8.74             11.03           744     2009
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $17.63            $16.52         2,333     2018
                                                                15.49             17.63         1,990     2017
                                                                14.76             15.49           806     2016
                                                                15.00             14.76           357     2015
                                                                13.91             15.00           358     2014
                                                                11.89             13.91           358     2013
                                                                10.56             11.89           359     2012
                                                                11.20             10.56           360     2011
                                                                 9.70             11.20           385     2010
                                                                 7.15              9.70           550     2009
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $24.13            $22.09        21,761     2018
                                                                20.24             24.13        22,868     2017
                                                                19.16             20.24        22,437     2016
                                                                19.46             19.16        21,749     2015
                                                                17.78             19.46        24,221     2014
                                                                13.85             17.78        32,152     2013
                                                                12.16             13.85        34,595     2012
                                                                12.76             12.16        50,914     2011
                                                                11.13             12.76        31,810     2010
                                                                 8.38             11.13        37,348     2009
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $26.81            $24.93            --     2018
                                                                         22.14             26.81            --     2017
                                                                         21.99             22.14            --     2016
                                                                         22.20             21.99            --     2015
                                                                         20.46             22.20            --     2014
                                                                         15.10             20.46            --     2013
                                                                         12.59             15.10            --     2012
                                                                         13.21             12.59            --     2011
                                                                         11.42             13.21            --     2010
                                                                          8.58             11.42            --     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $18.49            $16.58        35,668     2018
                                                                         16.74             18.49        35,120     2017
                                                                         14.50             16.74        34,283     2016
                                                                         15.45             14.50        28,822     2015
                                                                         14.52             15.45        29,035     2014
                                                                         11.59             14.52        42,179     2013
                                                                         10.10             11.59        42,909     2012
                                                                         10.23             10.10         3,060     2011
                                                                          9.08             10.23         3,942     2010
                                                                          7.13              9.08         6,268     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $21.60            $19.23            46     2018
                                                                         18.89             21.60            46     2017
                                                                         16.64             18.89         5,751     2016
                                                                         17.41             16.64         5,752     2015
                                                                         16.11             17.41         5,752     2014
                                                                         12.33             16.11         5,720     2013
                                                                         10.63             12.33         5,705     2012
                                                                         10.70             10.63         6,563     2011
                                                                          9.53             10.70         6,620     2010
                                                                          7.65              9.53         7,135     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $21.08            $23.19           222     2018
                                                                         16.02             21.08           222     2017
                                                                         16.33             16.02           222     2016
                                                                         15.81             16.33            --     2015
                                                                         14.40             15.81            --     2014
                                                                         10.68             14.40            --     2013
                                                                         10.00             10.68            --     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $24.82            $24.23        17,521     2018
                                                                         18.78             24.82        17,299     2017
                                                                         19.04             18.78        16,773     2016
                                                                         18.17             19.04        17,328     2015
                                                                         16.69             18.17        17,352     2014
                                                                         12.52             16.69        24,523     2013
                                                                         11.16             12.52        24,551     2012
                                                                         11.38             11.16        31,214     2011
                                                                          9.37             11.38         1,281     2010
                                                                          7.47              9.37         1,346     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.50            $12.16            --     2018
                                                                         12.26             12.50            --     2017
                                                                         11.96             12.26            --     2016
                                                                         12.31             11.96            --     2015
                                                                         11.88             12.31            --     2014
                                                                         12.38             11.88            --     2013
                                                                         11.95             12.38            --     2012
                                                                         11.39             11.95            --     2011
                                                                         10.80             11.39            --     2010
                                                                          9.54             10.80            --     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $26.20            $21.90        16,180     2018
                                                                         22.17             26.20        16,398     2017
                                                                         20.20             22.17        16,348     2016
                                                                         20.95             20.20        16,863     2015
                                                                         20.15             20.95        19,344     2014
                                                                         15.12             20.15        25,819     2013
                                                                         13.46             15.12        26,458     2012
                                                                         15.40             13.46        32,803     2011
                                                                         12.22             15.40        11,427     2010
                                                                          8.92             12.22        13,188     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $21.98            $17.78            --     2018
                                                                         18.83             21.98            --     2017
                                                                         17.57             18.83            89     2016
                                                                         18.51             17.57           600     2015
                                                                         17.72             18.51           621     2014
                                                                         13.89             17.72           644     2013
                                                                         11.15             13.89           826     2012
                                                                         12.50             11.15         1,250     2011
                                                                         10.09             12.50         1,887     2010
                                                                          6.55             10.09         2,909     2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.87            $11.40            --     2018
                                                                         11.72             12.87            --     2017
                                                                         10.56             11.72            --     2016
                                                                         11.48             10.56           956     2015
                                                                         11.39             11.48           956     2014
                                                                          9.38             11.39           956     2013
                                                                          8.30              9.38           956     2012
                                                                          8.59              8.30         2,587     2011
                                                                          7.95              8.59         2,587     2010
                                                                          6.23              7.95         3,754     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $17.25            $16.19         5,110     2018
                                                                         16.04             17.25         5,221     2017
                                                                         14.35             16.04         5,504     2016
                                                                         15.75             14.35         4,493     2015
                                                                         15.35             15.75        12,364     2014
                                                                         13.74             15.35        25,878     2013
                                                                         12.44             13.74        29,609     2012
                                                                         12.39             12.44        32,962     2011
                                                                         11.22             12.39        57,266     2010
                                                                          8.44             11.22        64,991     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $17.43            $15.54           632     2018
                                                                         16.41             17.43           652     2017
                                                                         14.42             16.41           631     2016
                                                                         15.47             14.42         1,660     2015
                                                                         14.72             15.47         2,666     2014
                                                                         11.71             14.72         2,905     2013
                                                                         10.45             11.71         3,180     2012
                                                                         10.77             10.45         5,303     2011
                                                                          9.88             10.77         5,594     2010
                                                                          7.99              9.88         4,389     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.82            $10.71            817    2018
                                                                        11.04             12.82            787    2017
                                                                        10.27             11.04            809    2016
                                                                        11.20             10.27          3,197    2015
                                                                        11.75             11.20          3,170    2014
                                                                         9.16             11.75          3,120    2013
                                                                         7.72              9.16          3,165    2012
                                                                         8.46              7.72          1,981    2011
                                                                         8.04              8.46          2,195    2010
                                                                         6.25              8.04          2,837    2009
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.04            $ 9.00          5,154    2018
                                                                         9.17              9.04          5,518    2017
                                                                         9.35              9.17        172,984    2016
                                                                         9.54              9.35          2,768    2015
                                                                         9.73              9.54          9,227    2014
                                                                         9.92              9.73         19,944    2013
                                                                        10.00              9.92         23,218    2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $21.56            $18.93            120    2018
                                                                        19.80             21.56            129    2017
                                                                        17.79             19.80            129    2016
                                                                        19.99             17.79            668    2015
                                                                        17.95             19.99          2,197    2014
                                                                        13.78             17.95          2,448    2013
                                                                        11.86             13.78          3,048    2012
                                                                        12.92             11.86          3,882    2011
                                                                        10.54             12.92          4,968    2010
                                                                         8.07             10.54          6,572    2009
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $22.07            $21.73             --    2018
                                                                        19.06             22.07             --    2017
                                                                        18.63             19.06             --    2016
                                                                        18.92             18.63          1,166    2015
                                                                        17.83             18.92          3,405    2014
                                                                        15.18             17.83          6,670    2013
                                                                        13.65             15.18          7,516    2012
                                                                        13.74             13.65         11,098    2011
                                                                        12.96             13.74         12,140    2010
                                                                        10.52             12.96         12,753    2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $28.46            $28.38             56    2018
                                                                        22.33             28.46             67    2017
                                                                        22.34             22.33            165    2016
                                                                        20.35             22.34            178    2015
                                                                        19.14             20.35            175    2014
                                                                        14.91             19.14            189    2013
                                                                        12.28             14.91            203    2012
                                                                        13.46             12.28            804    2011
                                                                        12.89             13.46          1,123    2010
                                                                         9.00             12.89          1,602    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $25.07            $22.48             24    2018
                                                                        22.05             25.07             23    2017
                                                                        22.28             22.05            393    2016
                                                                        23.17             22.28            710    2015
                                                                        19.68             23.17            824    2014
                                                                        13.62             19.68          1,065    2013
                                                                        11.73             13.62          1,151    2012
                                                                        11.71             11.73          1,696    2011
                                                                         9.57             11.71          2,154    2010
                                                                         7.28              9.57          2,450    2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.75            $15.60             --    2018
                                                                        14.35             16.75             --    2017
                                                                        12.75             14.35             --    2016
                                                                        13.61             12.75             --    2015
                                                                        12.23             13.61             --    2014
                                                                         9.92             12.23             --    2013
                                                                         8.87              9.92             --    2012
                                                                         8.40              8.87             --    2011
                                                                         7.64              8.40             --    2010
                                                                         6.36              7.64             --    2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.79            $10.53        118,665    2018
                                                                        10.47             11.79        118,716    2017
                                                                         9.45             10.47            901    2016
                                                                         9.92              9.45            954    2015
                                                                        10.00              9.92          1,080    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $22.73            $21.01             --    2018
                                                                        18.84             22.73             --    2017
                                                                        17.74             18.84            595    2016
                                                                        18.10             17.74            651    2015
                                                                        16.68             18.10            705    2014
                                                                        12.91             16.68            759    2013
                                                                        11.08             12.91            822    2012
                                                                        11.58             11.08            895    2011
                                                                        10.65             11.58            969    2010
                                                                         8.58             10.65          1,054    2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $27.90            $26.88             --    2018
                                                                        22.52             27.90             --    2017
                                                                        21.11             22.52             --    2016
                                                                        22.00             21.11             --    2015
                                                                        24.26             22.00             --    2014
                                                                        17.52             24.26             --    2013
                                                                        14.78             17.52             --    2012
                                                                        16.84             14.78             --    2011
                                                                        12.63             16.84             --    2010
                                                                         7.91             12.63             --    2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $16.60            $15.32            649    2018
                                                                        15.11             16.60            664    2017
                                                                        14.16             15.11            657    2016
                                                                        14.53             14.16            690    2015
                                                                        13.69             14.53          6,026    2014
                                                                        11.76             13.69          6,198    2013
                                                                        10.81             11.76          6,919    2012
                                                                        10.85             10.81          7,110    2011
                                                                        10.09             10.85         10,160    2010
                                                                         8.75             10.09         10,535    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $25.07            $24.77           276     2018
                                                                          22.33             25.07           292     2017
                                                                          20.47             22.33           308     2016
                                                                          24.49             20.47           325     2015
                                                                          22.21             24.49           556     2014
                                                                          18.84             22.21           641     2013
                                                                          16.98             18.84           992     2012
                                                                          16.25             16.98         4,617     2011
                                                                          14.60             16.25         7,583     2010
                                                                          11.21             14.60         8,687     2009
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $12.63            $12.46           155     2018
                                                                          10.06             12.63           156     2017
                                                                           9.69             10.06           156     2016
                                                                          10.00              9.69         1,206     2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $19.16            $17.67           130     2018
                                                                          15.45             19.16           133     2017
                                                                          16.15             15.45           132     2016
                                                                          15.95             16.15           134     2015
                                                                          14.13             15.95           263     2014
                                                                          11.13             14.13           361     2013
                                                                           9.98             11.13           472     2012
                                                                          10.32              9.98           610     2011
                                                                           9.64             10.32         1,832     2010
                                                                           6.82              9.64         2,938     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $11.52            $10.67            65     2018
                                                                          10.79             11.52            65     2017
                                                                          10.48             10.79            66     2016
                                                                          10.63             10.48            66     2015
                                                                          10.04             10.63         2,422     2014
                                                                           9.07             10.04         2,429     2013
                                                                           8.25              9.07         2,827     2012
                                                                           8.39              8.25         2,892     2011
                                                                           7.59              8.39         3,260     2010
                                                                           6.37              7.59         3,984     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $20.05            $18.41            --     2018
                                                                          15.91             20.05            --     2017
                                                                          15.90             15.91            --     2016
                                                                          15.25             15.90            --     2015
                                                                          14.74             15.25            --     2014
                                                                          11.08             14.74            --     2013
                                                                           9.73             11.08            --     2012
                                                                           9.84              9.73         1,325     2011
                                                                           7.89              9.84         2,096     2010
                                                                           6.09              7.89         2,997     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $22.85            $19.40           334     2018
                                                                          17.10             22.85         1,182     2017
                                                                          17.46             17.10         1,131     2016
                                                                          17.18             17.46         1,816     2015
                                                                          17.17             17.18         1,938     2014
                                                                          13.79             17.17         2,185     2013
                                                                          11.63             13.79         2,857     2012
                                                                          12.96             11.63         7,388     2011
                                                                          11.43             12.96        10,136     2010
                                                                           8.36             11.43        14,674     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $21.09            $19.00           947     2018
                                                                              18.44             21.09           774     2017
                                                                              16.90             18.44           588     2016
                                                                              16.72             16.90           360     2015
                                                                              15.44             16.72           345     2014
                                                                              11.98             15.44           377     2013
                                                                              10.48             11.98           531     2012
                                                                              10.72             10.48         1,889     2011
                                                                               9.44             10.72         3,164     2010
                                                                               7.52              9.44         4,334     2009
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $24.99            $21.91        14,573     2018
                                                                              22.37             24.99        14,624     2017
                                                                              19.39             22.37         1,157     2016
                                                                              21.06             19.39         1,716     2015
                                                                              19.23             21.06         2,032     2014
                                                                              13.95             19.23         2,361     2013
                                                                              12.09             13.95         3,291     2012
                                                                              12.63             12.09         7,560     2011
                                                                              10.47             12.63        11,383     2010
                                                                               7.80             10.47        13,236     2009
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.63            $13.56        15,089     2018
                                                                              13.16             14.63        15,089     2017
                                                                              11.89             13.16        15,249     2016
                                                                              13.35             11.89        15,249     2015
                                                                              13.56             13.35        16,905     2014
                                                                              13.81             13.56        24,499     2013
                                                                              12.27             13.81        25,522     2012
                                                                              12.28             12.27        33,795     2011
                                                                              11.08             12.28         8,144     2010
                                                                               9.31             11.08        14,600     2009
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $17.47            $16.67         7,831     2018
                                                                              16.71             17.47         8,110     2017
                                                                              15.16             16.71         8,170     2016
                                                                              15.72             15.16         8,240     2015
                                                                              15.51             15.72         8,334     2014
                                                                              14.96             15.51        11,495     2013
                                                                              13.35             14.96        11,656     2012
                                                                              13.18             13.35        15,754     2011
                                                                              11.74             13.18         5,886     2010
                                                                               8.54             11.74         7,659     2009
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.15            $16.41            48     2018
                                                                              16.05             17.15            55     2017
                                                                              16.26             16.05            63     2016
                                                                              16.82             16.26            73     2015
                                                                              13.83             16.82            68     2014
                                                                              16.20             13.83            78     2013
                                                                              15.82             16.20            90     2012
                                                                              12.62             15.82           560     2011
                                                                              11.54             12.62           598     2010
                                                                              12.31             11.54           924     2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.59            $11.40           993     2018
                                                                 11.66             11.59           993     2017
                                                                 11.73             11.66         3,358     2016
                                                                 11.92             11.73         2,364     2015
                                                                 12.06             11.92         2,364     2014
                                                                 12.31             12.06         2,364     2013
                                                                 11.86             12.31         2,479     2012
                                                                 11.97             11.86         2,479     2011
                                                                 11.59             11.97         2,825     2010
                                                                 10.43             11.59         7,000     2009
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.47            $14.11        34,976     2018
                                                                 14.06             14.47        35,402     2017
                                                                 13.97             14.06        42,443     2016
                                                                 14.18             13.97        42,298     2015
                                                                 13.87             14.18        34,809     2014
                                                                 14.43             13.87        47,273     2013
                                                                 13.43             14.43        48,409     2012
                                                                 13.22             13.43        67,020     2011
                                                                 12.47             13.22        37,811     2010
                                                                 11.15             12.47        17,045     2009
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $25.18            $23.27           304     2018
                                                                 19.79             25.18           350     2017
                                                                 19.94             19.79           393     2016
                                                                 19.21             19.94           456     2015
                                                                 18.36             19.21           515     2014
                                                                 14.48             18.36           626     2013
                                                                 13.35             14.48           749     2012
                                                                 14.25             13.35         1,574     2011
                                                                 13.54             14.25         2,548     2010
                                                                  8.77             13.54         4,962     2009
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $27.64            $26.78           171     2018
                                                                 20.71             27.64           171     2017
                                                                 21.39             20.71           171     2016
                                                                 19.65             21.39            --     2015
                                                                 18.29             19.65            --     2014
                                                                 13.61             18.29            --     2013
                                                                 11.99             13.61            --     2012
                                                                 12.24             11.99            --     2011
                                                                 11.20             12.24            --     2010
                                                                  8.01             11.20            --     2009
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $13.47            $10.78           187     2018
                                                                 13.82             13.47           209     2017
                                                                 11.29             13.82         1,626     2016
                                                                 16.18             11.29         1,732     2015
                                                                 20.58             16.18         1,733     2014
                                                                 19.12             20.58         1,819     2013
                                                                 20.09             19.12         1,948     2012
                                                                 25.40             20.09         4,737     2011
                                                                 20.32             25.40         5,344     2010
                                                                 11.75             20.32         7,705     2009
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $33.31            $32.07            --     2018
                                                                25.91             33.31            --     2017
                                                                24.93             25.91            --     2016
                                                                23.49             24.93            --     2015
                                                                20.40             23.49            --     2014
                                                                15.45             20.40            --     2013
                                                                13.50             15.45            --     2012
                                                                13.47             13.50             5     2011
                                                                11.60             13.47            15     2010
                                                                 7.78             11.60            26     2009
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.87            $11.47         1,565     2018
                                                                11.72             11.87         1,611     2017
                                                                11.61             11.72         1,659     2016
                                                                11.89             11.61           100     2015
                                                                11.54             11.89            85     2014
                                                                11.93             11.54            99     2013
                                                                11.51             11.93           114     2012
                                                                10.95             11.51           595     2011
                                                                10.38             10.95           637     2010
                                                                 9.81             10.38         1,530     2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $24.15            $23.05            86     2018
                                                                19.19             24.15            91     2017
                                                                19.10             19.19            94     2016
                                                                18.86             19.10            95     2015
                                                                16.86             18.86           218     2014
                                                                12.75             16.86           617     2013
                                                                10.76             12.75         1,077     2012
                                                                10.92             10.76         1,699     2011
                                                                 9.98             10.92         2,378     2010
                                                                 7.34              9.98         2,915     2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $23.45            $21.68         1,550     2018
                                                                22.60             23.45         1,729     2017
                                                                21.34             22.60         1,709     2016
                                                                20.81             21.34         2,332     2015
                                                                16.09             20.81         2,766     2014
                                                                16.00             16.09         2,828     2013
                                                                13.97             16.00         2,961     2012
                                                                12.97             13.97         7,218     2011
                                                                10.26             12.97         8,600     2010
                                                                 7.71             10.26         8,147     2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $22.56            $21.07         6,012     2018
                                                                18.93             22.56         6,061     2017
                                                                17.30             18.93         6,129     2016
                                                                17.46             17.30           879     2015
                                                                15.72             17.46         1,080     2014
                                                                12.15             15.72         1,294     2013
                                                                10.71             12.15         2,425     2012
                                                                10.74             10.71         3,648     2011
                                                                 9.53             10.74         4,834     2010
                                                                 7.70              9.53         8,847     2009
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $24.18            $21.41             100   2018
                                                          21.88             24.18             102   2017
                                                          18.03             21.88             475   2016
                                                          19.18             18.03             770   2015
                                                          18.85             19.18             866   2014
                                                          14.04             18.85           1,082   2013
                                                          12.50             14.04           1,699   2012
                                                          12.36             12.50           2,622   2011
                                                           9.89             12.36           3,281   2010
                                                           7.71              9.89           4,068   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $16.02            $14.71       5,212,863   2018
                                                          14.14             16.02       5,299,339   2017
                                                          13.56             14.14       4,170,400   2016
                                                          13.98             13.56       3,621,616   2015
                                                          13.54             13.98       5,430,343   2014
                                                          12.02             13.54       5,629,163   2013
                                                          10.89             12.02       5,819,215   2012
                                                          11.43             10.89       6,723,424   2011
                                                          10.63             11.43       6,998,182   2010
                                                           8.98             10.63       7,150,800   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $14.00            $12.82       1,442,661   2018
                                                          12.38             14.00       2,471,150   2017
                                                          11.91             12.38       5,530,421   2016
                                                          12.31             11.91       7,243,324   2015
                                                          11.95             12.31       7,841,002   2014
                                                          10.63             11.95       8,693,876   2013
                                                           9.66             10.63       9,182,582   2012
                                                          10.16              9.66       9,570,364   2011
                                                           9.48             10.16       9,795,312   2010
                                                           8.02              9.48       8,989,027   2009
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $21.02            $19.91              --   2018
                                                          17.88             21.02              --   2017
                                                          16.68             17.88              --   2016
                                                          17.41             16.68              --   2015
                                                          15.75             17.41              --   2014
                                                          11.99             15.75              --   2013
                                                          10.56             11.99              --   2012
                                                          11.10             10.56              --   2011
                                                          10.26             11.10              --   2010
                                                           7.95             10.26              --   2009
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $24.83            $24.41             105   2018
                                                          18.81             24.83             110   2017
                                                          19.08             18.81             109   2016
                                                          19.21             19.08             111   2015
                                                          18.86             19.21             112   2014
                                                          13.75             18.86             114   2013
                                                          11.65             13.75             115   2012
                                                          12.58             11.65             116   2011
                                                          10.00             12.58             116   2010
--------------------------------------------------------------------------------------------------------

                    Guaranteed Withdrawal Advantage Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.41            $12.30            --     2018
                                                            11.82             13.41            --     2017
                                                            11.55             11.82            --     2016
                                                            11.63             11.55            --     2015
                                                            11.07             11.63            --     2014
                                                             9.71             11.07            --     2013
                                                             8.74              9.71            --     2012
                                                             9.19              8.74            --     2011
                                                             8.50              9.19            --     2010
                                                             6.96              8.50            --     2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $17.01            $15.01            --     2018
                                                            12.72             17.01            --     2017
                                                            13.09             12.72            --     2016
                                                            13.01             13.09            --     2015
                                                            12.66             13.01            --     2014
                                                            10.50             12.66            --     2013
                                                             9.46             10.50            --     2012
                                                            12.60              9.46            --     2011
                                                            10.83             12.60            --     2010
                                                             7.21             10.83            --     2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $21.12            $19.50         6,657     2018
                                                            18.16             21.12         6,999     2017
                                                            16.68             18.16         7,640     2016
                                                            16.77             16.68         8,323     2015
                                                            15.65             16.77         8,780     2014
                                                            11.86             15.65        10,782     2013
                                                            10.32             11.86         5,867     2012
                                                             9.92             10.32        10,504     2011
                                                             8.97              9.92        18,370     2010
                                                             7.60              8.97        33,819     2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $11.91            $ 8.99         9,003     2018
                                                             9.71             11.91         9,905     2017
                                                             9.98              9.71        18,463     2016
                                                             9.94              9.98        14,993     2015
                                                            10.84              9.94        15,972     2014
                                                             9.01             10.84        17,675     2013
                                                             8.05              9.01        36,750     2012
                                                            10.19              8.05        45,130     2011
                                                             9.96             10.19        45,053     2010
                                                             7.56              9.96        43,295     2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $25.97            $26.05           178     2018
                                                            20.11             25.97           192     2017
                                                            20.04             20.11           950     2016
                                                            18.44             20.04         1,529     2015
                                                            16.52             18.44         2,177     2014
                                                            12.30             16.52         3,007     2013
                                                            10.75             12.30         3,693     2012
                                                            11.39             10.75         7,220     2011
                                                            10.57             11.39         9,728     2010
                                                             7.86             10.57        10,150     2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $21.54            $20.89            --     2018
                                                                        16.42             21.54            --     2017
                                                                        15.77             16.42            --     2016
                                                                        16.33             15.77            --     2015
                                                                        17.01             16.33         2,124     2014
                                                                        11.94             17.01            --     2013
                                                                        10.61             11.94            --     2012
                                                                        10.39             10.61            --     2011
                                                                         7.75             10.39            --     2010
                                                                         5.60              7.75            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.88            $16.90            --     2018
                                                                        14.32             17.88            --     2017
                                                                        14.28             14.32            --     2016
                                                                        13.87             14.28            --     2015
                                                                        13.05             13.87            --     2014
                                                                         9.50             13.05            --     2013
                                                                        10.00              9.50            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $23.58            $22.22            --     2018
                                                                        18.93             23.58            --     2017
                                                                        18.93             18.93            --     2016
                                                                        18.43             18.93            --     2015
                                                                        17.37             18.43            --     2014
                                                                        12.68             17.37            --     2013
                                                                        11.40             12.68            --     2012
                                                                        12.42             11.40            --     2011
                                                                        10.59             12.42            --     2010
                                                                         6.52             10.59            --     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $21.92            $18.83         5,295     2018
                                                                        19.01             21.92         9,568     2017
                                                                        16.57             19.01        15,102     2016
                                                                        18.02             16.57        16,898     2015
                                                                        16.84             18.02        17,734     2014
                                                                        12.66             16.84        22,911     2013
                                                                        10.86             12.66        34,204     2012
                                                                        11.32             10.86        45,899     2011
                                                                         9.97             11.32        72,589     2010
                                                                         7.92              9.97        80,327     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $17.23            $15.30         8,034     2018
                                                                        15.52             17.23         8,097     2017
                                                                        14.36             15.52         8,521     2016
                                                                        15.54             14.36            --     2015
                                                                        14.65             15.54            --     2014
                                                                        11.56             14.65           346     2013
                                                                        10.36             11.56           431     2012
                                                                        10.57             10.36         4,630     2011
                                                                         9.84             10.57         8,230     2010
                                                                         7.82              9.84         8,802     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.82            $14.00            --     2018
                                                                               14.57             15.82            --     2017
                                                                               12.94             14.57            --     2016
                                                                               13.54             12.94            --     2015
                                                                               12.70             13.54            --     2014
                                                                               10.37             12.70            --     2013
                                                                                9.41             10.37            --     2012
                                                                                9.73              9.41            --     2011
                                                                                8.85              9.73            --     2010
                                                                                7.37              8.85            --     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $19.34            $16.08         9,468     2018
                                                                               16.08             19.34         9,372     2017
                                                                               16.51             16.08         9,236     2016
                                                                               17.29             16.51        11,109     2015
                                                                               17.62             17.29        10,154     2014
                                                                               15.14             17.62        13,477     2013
                                                                               13.39             15.14        11,822     2012
                                                                               14.69             13.39        13,152     2011
                                                                               13.30             14.69        22,163     2010
                                                                               10.06             13.30        26,615     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $15.20            $12.02         1,189     2018
                                                                               13.22             15.20         1,049     2017
                                                                               11.44             13.22         3,906     2016
                                                                               13.06             11.44         5,639     2015
                                                                               12.52             13.06         6,179     2014
                                                                                9.58             12.52         7,836     2013
                                                                                8.30              9.58         9,346     2012
                                                                                8.77              8.30        16,998     2011
                                                                                8.36              8.77        27,881     2010
                                                                                5.77              8.36        29,813     2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.90            $11.34         7,769     2018
                                                                               11.71             11.90         8,413     2017
                                                                               11.44             11.71         8,934     2016
                                                                               11.96             11.44         5,079     2015
                                                                               11.81             11.96        11,199     2014
                                                                               13.16             11.81        14,312     2013
                                                                               12.50             13.16        17,546     2012
                                                                               11.41             12.50        19,910     2011
                                                                               11.07             11.41        19,610     2010
                                                                               10.24             11.07        26,178     2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $22.41            $20.51         1,018     2018
                                                                               20.08             22.41         1,105     2017
                                                                               16.59             20.08         1,224     2016
                                                                               18.15             16.59         1,566     2015
                                                                               17.62             18.15         1,594     2014
                                                                               12.65             17.62         1,715     2013
                                                                               11.39             12.65         4,703     2012
                                                                               11.93             11.39         6,754     2011
                                                                                9.48             11.93         8,423     2010
                                                                                7.55              9.48        14,496     2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $19.68            $17.73         1,985     2018
                                                                          18.58             19.68         3,049     2017
                                                                          16.10             18.58         4,877     2016
                                                                          17.50             16.10         1,140     2015
                                                                          16.28             17.50         1,155     2014
                                                                          12.06             16.28         1,308     2013
                                                                          10.81             12.06         1,637     2012
                                                                          11.34             10.81         4,650     2011
                                                                          10.28             11.34         8,397     2010
                                                                           8.01             10.28        10,209     2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $18.22            $16.51         3,643     2018
                                                                          16.34             18.22         7,492     2017
                                                                          16.05             16.34         7,818     2016
                                                                          16.54             16.05        10,271     2015
                                                                          16.55             16.54        21,259     2014
                                                                          14.75             16.55        29,660     2013
                                                                          13.68             14.75        27,865     2012
                                                                          14.48             13.68        38,023     2011
                                                                          13.45             14.48        40,678     2010
                                                                          11.35             13.45        41,980     2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $23.48            $23.66            --     2018
                                                                          18.53             23.48            --     2017
                                                                          17.57             18.53            --     2016
                                                                          17.48             17.57            --     2015
                                                                          15.64             17.48            --     2014
                                                                          11.94             15.64            --     2013
                                                                          10.61             11.94            --     2012
                                                                          10.57             10.61            --     2011
                                                                           9.37             10.57            --     2010
                                                                           7.55              9.37            --     2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.07            $ 9.84        11,498     2018
                                                                           9.68             12.07        17,749     2017
                                                                          10.00              9.68        24,425     2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.59            $13.00         6,850     2018
                                                                          10.41             13.59        14,758     2017
                                                                          10.00             10.41        11,839     2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $12.76            $12.50         3,804     2018
                                                                          12.58             12.76         2,195     2017
                                                                          11.78             12.58         2,376     2016
                                                                          12.13             11.78         2,219     2015
                                                                          12.30             12.13         5,705     2014
                                                                          12.08             12.30         5,707     2013
                                                                          11.48             12.08         6,340     2012
                                                                          11.42             11.48           339     2011
                                                                          10.67             11.42           406     2010
                                                                           7.54             10.67         5,696     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $19.33            $18.30          1,899    2018
                                                                18.50             19.33          2,036    2017
                                                                16.47             18.50          2,056    2016
                                                                17.27             16.47          3,486    2015
                                                                17.20             17.27          3,582    2014
                                                                16.43             17.20          4,207    2013
                                                                14.66             16.43          2,915    2012
                                                                14.25             14.66          5,412    2011
                                                                12.71             14.25          6,776    2010
                                                                 8.50             12.71          7,780    2009
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $25.45            $25.84            805    2018
                                                                20.28             25.45            957    2017
                                                                20.00             20.28          1,199    2016
                                                                19.21             20.00          1,242    2015
                                                                17.90             19.21          1,440    2014
                                                                13.07             17.90          2,152    2013
                                                                11.40             13.07          3,464    2012
                                                                13.43             11.40         11,030    2011
                                                                11.64             13.43          7,818    2010
                                                                 9.19             11.64          5,241    2009
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $16.58            $15.34         18,365    2018
                                                                14.87             16.58         19,909    2017
                                                                14.74             14.87         22,242    2016
                                                                15.04             14.74         39,337    2015
                                                                14.54             15.04         40,836    2014
                                                                12.86             14.54         84,422    2013
                                                                11.68             12.86         97,180    2012
                                                                12.26             11.68        100,258    2011
                                                                10.97             12.26        170,799    2010
                                                                 8.69             10.97        180,535    2009
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $17.63            $16.52          3,467    2018
                                                                15.49             17.63          6,601    2017
                                                                14.76             15.49          7,176    2016
                                                                15.00             14.76         15,395    2015
                                                                13.91             15.00         55,645    2014
                                                                11.89             13.91         62,742    2013
                                                                10.56             11.89         68,007    2012
                                                                11.20             10.56         80,445    2011
                                                                 9.70             11.20         84,435    2010
                                                                 7.15              9.70         91,838    2009
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $25.87            $23.68          4,718    2018
                                                                21.70             25.87          6,404    2017
                                                                20.54             21.70          6,589    2016
                                                                20.86             20.54         12,384    2015
                                                                19.06             20.86         15,218    2014
                                                                14.84             19.06         20,200    2013
                                                                13.03             14.84         33,797    2012
                                                                13.67             13.03          1,662    2011
                                                                11.93             13.67          1,662    2010
                                                                 8.98             11.93            843    2009
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $26.37            $24.52            --     2018
                                                                         21.78             26.37            --     2017
                                                                         21.63             21.78            --     2016
                                                                         21.84             21.63            --     2015
                                                                         20.13             21.84            --     2014
                                                                         14.85             20.13            --     2013
                                                                         12.39             14.85            --     2012
                                                                         12.99             12.39            --     2011
                                                                         11.23             12.99            --     2010
                                                                          8.44             11.23            --     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $19.28            $17.29         3,556     2018
                                                                         17.45             19.28         4,951     2017
                                                                         15.12             17.45         3,120     2016
                                                                         16.10             15.12         8,942     2015
                                                                         15.14             16.10        10,162     2014
                                                                         12.08             15.14        14,305     2013
                                                                         10.53             12.08        21,529     2012
                                                                         10.66             10.53        21,406     2011
                                                                          9.46             10.66        32,743     2010
                                                                          7.43              9.46        35,633     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $21.70            $19.32            --     2018
                                                                         18.98             21.70            --     2017
                                                                         16.71             18.98            --     2016
                                                                         17.49             16.71         9,456     2015
                                                                         16.18             17.49         9,456     2014
                                                                         12.38             16.18            --     2013
                                                                         10.68             12.38            --     2012
                                                                         10.75             10.68            --     2011
                                                                          9.57             10.75            --     2010
                                                                          7.68              9.57            --     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $21.08            $23.19         1,240     2018
                                                                         16.02             21.08         1,539     2017
                                                                         16.33             16.02         2,073     2016
                                                                         15.81             16.33         6,001     2015
                                                                         14.40             15.81         2,815     2014
                                                                         10.68             14.40         3,417     2013
                                                                         10.00             10.68         6,312     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $24.02            $23.44         1,036     2018
                                                                         18.17             24.02         1,674     2017
                                                                         18.43             18.17         2,263     2016
                                                                         17.58             18.43         2,347     2015
                                                                         16.15             17.58         2,667     2014
                                                                         12.11             16.15         4,238     2013
                                                                         10.80             12.11         5,211     2012
                                                                         11.01             10.80         6,536     2011
                                                                          9.07             11.01        10,163     2010
                                                                          7.23              9.07        12,254     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.50            $12.16        13,957     2018
                                                                         12.26             12.50        21,953     2017
                                                                         11.96             12.26        23,702     2016
                                                                         12.31             11.96        45,328     2015
                                                                         11.88             12.31        42,545     2014
                                                                         12.38             11.88        21,966     2013
                                                                         11.95             12.38        29,607     2012
                                                                         11.39             11.95         2,883     2011
                                                                         10.80             11.39         2,883     2010
                                                                          9.54             10.80         1,454     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $30.61            $25.58          4,839    2018
                                                                         25.90             30.61          6,520    2017
                                                                         23.60             25.90          8,227    2016
                                                                         24.47             23.60         10,000    2015
                                                                         23.53             24.47         13,513    2014
                                                                         17.67             23.53         15,692    2013
                                                                         15.73             17.67         23,662    2012
                                                                         17.99             15.73         21,047    2011
                                                                         14.27             17.99         29,186    2010
                                                                         10.42             14.27         40,306    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $21.28            $17.21             --    2018
                                                                         18.23             21.28             --    2017
                                                                         17.01             18.23             --    2016
                                                                         17.92             17.01             --    2015
                                                                         17.16             17.92             --    2014
                                                                         13.44             17.16             --    2013
                                                                         10.79             13.44             --    2012
                                                                         12.10             10.79             --    2011
                                                                          9.77             12.10             --    2010
                                                                          6.34              9.77             --    2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.87            $11.40             --    2018
                                                                         11.72             12.87             --    2017
                                                                         10.56             11.72             --    2016
                                                                         11.48             10.56             --    2015
                                                                         11.39             11.48             --    2014
                                                                          9.38             11.39             --    2013
                                                                          8.30              9.38             --    2012
                                                                          8.59              8.30             --    2011
                                                                          7.95              8.59             --    2010
                                                                          6.23              7.95             --    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $17.25            $16.19         95,916    2018
                                                                         16.04             17.25        115,020    2017
                                                                         14.35             16.04        138,842    2016
                                                                         15.75             14.35        168,470    2015
                                                                         15.35             15.75        234,775    2014
                                                                         13.74             15.35        302,630    2013
                                                                         12.44             13.74        345,583    2012
                                                                         12.39             12.44        459,793    2011
                                                                         11.22             12.39        584,623    2010
                                                                          8.44             11.22        657,139    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $17.43            $15.54          1,332    2018
                                                                         16.41             17.43          1,385    2017
                                                                         14.42             16.41          1,517    2016
                                                                         15.47             14.42          1,721    2015
                                                                         14.72             15.47          1,801    2014
                                                                         11.71             14.72          2,623    2013
                                                                         10.45             11.71          3,968    2012
                                                                         10.77             10.45         12,357    2011
                                                                          9.88             10.77          9,880    2010
                                                                          7.99              9.88         15,317    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.82            $10.71             --    2018
                                                                        11.04             12.82             --    2017
                                                                        10.27             11.04             --    2016
                                                                        11.20             10.27             --    2015
                                                                        11.75             11.20             --    2014
                                                                         9.16             11.75             --    2013
                                                                         7.72              9.16             --    2012
                                                                         8.46              7.72             --    2011
                                                                         8.04              8.46             --    2010
                                                                         6.25              8.04             --    2009
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.04            $ 9.00         58,835    2018
                                                                         9.17              9.04         52,754    2017
                                                                         9.35              9.17         44,165    2016
                                                                         9.54              9.35         75,268    2015
                                                                         9.73              9.54         66,938    2014
                                                                         9.92              9.73         65,893    2013
                                                                        10.00              9.92        153,525    2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $21.56            $18.93          2,661    2018
                                                                        19.80             21.56          2,946    2017
                                                                        17.79             19.80          2,951    2016
                                                                        19.99             17.79          3,259    2015
                                                                        17.95             19.99          3,286    2014
                                                                        13.78             17.95          4,415    2013
                                                                        11.86             13.78          3,780    2012
                                                                        12.92             11.86          5,512    2011
                                                                        10.54             12.92          8,559    2010
                                                                         8.07             10.54         11,210    2009
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $22.93            $22.58         74,723    2018
                                                                        19.80             22.93         86,351    2017
                                                                        19.35             19.80        103,805    2016
                                                                        19.66             19.35        102,064    2015
                                                                        18.52             19.66        134,528    2014
                                                                        15.77             18.52        154,069    2013
                                                                        14.19             15.77        164,304    2012
                                                                        14.27             14.19        214,911    2011
                                                                        13.46             14.27        294,095    2010
                                                                        10.93             13.46        315,797    2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $30.94            $30.85            452    2018
                                                                        24.27             30.94            520    2017
                                                                        24.28             24.27          2,494    2016
                                                                        22.12             24.28          2,284    2015
                                                                        20.80             22.12          3,186    2014
                                                                        16.21             20.80          3,816    2013
                                                                        13.35             16.21          6,496    2012
                                                                        14.63             13.35          6,415    2011
                                                                        14.01             14.63          4,901    2010
                                                                         9.79             14.01         13,004    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $19.92            $16.57            --     2018
                                                                        15.53             19.92            --     2017
                                                                        16.98             15.53            --     2016
                                                                        18.99             16.98            --     2015
                                                                        22.03             18.99            --     2014
                                                                        19.66             22.03            --     2013
                                                                        17.72             19.66            --     2012
                                                                        26.70             17.72            --     2011
                                                                        21.78             26.70            --     2010
                                                                        12.41             21.78            --     2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $24.39            $21.86         3,300     2018
                                                                        21.44             24.39         3,423     2017
                                                                        21.67             21.44         4,056     2016
                                                                        22.53             21.67         6,065     2015
                                                                        19.14             22.53         6,081     2014
                                                                        13.25             19.14         7,441     2013
                                                                        11.40             13.25         5,896     2012
                                                                        11.38             11.40         9,063     2011
                                                                         9.31             11.38        19,959     2010
                                                                         7.08              9.31        31,638     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.75            $15.60           582     2018
                                                                        14.35             16.75         4,755     2017
                                                                        12.75             14.35         5,370     2016
                                                                        13.61             12.75         7,647     2015
                                                                        12.23             13.61        20,191     2014
                                                                         9.92             12.23        19,793     2013
                                                                         8.87              9.92        21,590     2012
                                                                         8.40              8.87        32,454     2011
                                                                         7.64              8.40        36,477     2010
                                                                         6.36              7.64        40,565     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.79            $10.53           518     2018
                                                                        10.47             11.79           526     2017
                                                                         9.45             10.47           534     2016
                                                                         9.92              9.45         8,369     2015
                                                                        10.00              9.92         8,193     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $24.10            $22.28            --     2018
                                                                        19.98             24.10            --     2017
                                                                        18.81             19.98            --     2016
                                                                        19.19             18.81            --     2015
                                                                        17.68             19.19            --     2014
                                                                        13.69             17.68            --     2013
                                                                        11.75             13.69            --     2012
                                                                        12.28             11.75            --     2011
                                                                        11.29             12.28            --     2010
                                                                         9.10             11.29            --     2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $25.36            $24.43            --     2018
                                                                        20.47             25.36            87     2017
                                                                        19.19             20.47           114     2016
                                                                        20.00             19.19           556     2015
                                                                        22.05             20.00           615     2014
                                                                        15.92             22.05           717     2013
                                                                        13.43             15.92           937     2012
                                                                        15.31             13.43         1,559     2011
                                                                        11.48             15.31         2,219     2010
                                                                         7.19             11.48         3,336     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $16.60            $15.32         26,358    2018
                                                                          15.11             16.60         34,043    2017
                                                                          14.16             15.11         36,255    2016
                                                                          14.53             14.16         39,977    2015
                                                                          13.69             14.53         49,728    2014
                                                                          11.76             13.69         84,929    2013
                                                                          10.81             11.76        104,738    2012
                                                                          10.85             10.81        118,912    2011
                                                                          10.09             10.85        175,699    2010
                                                                           8.75             10.09        196,547    2009
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $31.12            $30.75             --    2018
                                                                          27.72             31.12             --    2017
                                                                          25.41             27.72             --    2016
                                                                          30.40             25.41             --    2015
                                                                          27.57             30.40             --    2014
                                                                          23.39             27.57             --    2013
                                                                          21.07             23.39             --    2012
                                                                          20.18             21.07             --    2011
                                                                          18.13             20.18             --    2010
                                                                          13.92             18.13             --    2009
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $12.63            $12.46            311    2018
                                                                          10.06             12.63            332    2017
                                                                           9.69             10.06            380    2016
                                                                          10.00              9.69            664    2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $19.37            $17.86             --    2018
                                                                          15.62             19.37             --    2017
                                                                          16.32             15.62             --    2016
                                                                          16.12             16.32             --    2015
                                                                          14.28             16.12             --    2014
                                                                          11.25             14.28             --    2013
                                                                          10.08             11.25             --    2012
                                                                          10.43             10.08             --    2011
                                                                           9.74             10.43             --    2010
                                                                           6.89              9.74             --    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $12.24            $11.34         77,025    2018
                                                                          11.46             12.24         89,927    2017
                                                                          11.14             11.46         96,589    2016
                                                                          11.29             11.14        111,051    2015
                                                                          10.66             11.29        144,200    2014
                                                                           9.64             10.66        185,223    2013
                                                                           8.77              9.64        205,853    2012
                                                                           8.91              8.77        341,889    2011
                                                                           8.06              8.91        385,782    2010
                                                                           6.76              8.06        421,154    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $21.21            $19.48             --    2018
                                                                          16.84             21.21             --    2017
                                                                          16.82             16.84             --    2016
                                                                          16.13             16.82             --    2015
                                                                          15.59             16.13             --    2014
                                                                          11.72             15.59             --    2013
                                                                          10.29             11.72             --    2012
                                                                          10.41             10.29             --    2011
                                                                           8.35             10.41             --    2010
                                                                           6.44              8.35             --    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $24.79            $21.05         1,893     2018
                                                                          18.55             24.79         3,220     2017
                                                                          18.94             18.55         3,701     2016
                                                                          18.63             18.94         4,051     2015
                                                                          18.62             18.63         5,076     2014
                                                                          14.96             18.62         4,930     2013
                                                                          12.61             14.96         7,931     2012
                                                                          14.06             12.61         9,971     2011
                                                                          12.39             14.06         7,404     2010
                                                                           9.07             12.39         7,291     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $21.69            $19.54        10,478     2018
                                                                          18.97             21.69        10,778     2017
                                                                          17.38             18.97        12,989     2016
                                                                          17.19             17.38        10,179     2015
                                                                          15.88             17.19        12,338     2014
                                                                          12.32             15.88        16,390     2013
                                                                          10.78             12.32        26,418     2012
                                                                          11.03             10.78        46,995     2011
                                                                           9.71             11.03        37,802     2010
                                                                           7.74              9.71        21,679     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $26.80            $23.50         4,011     2018
                                                                          23.99             26.80         5,989     2017
                                                                          20.79             23.99         7,203     2016
                                                                          22.58             20.79        10,451     2015
                                                                          20.63             22.58        11,419     2014
                                                                          14.96             20.63        15,903     2013
                                                                          12.97             14.96        24,317     2012
                                                                          13.55             12.97        35,104     2011
                                                                          11.23             13.55        42,096     2010
                                                                           8.37             11.23        35,525     2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $14.63            $13.56            --     2018
                                                                          13.16             14.63            --     2017
                                                                          11.89             13.16            --     2016
                                                                          13.35             11.89            --     2015
                                                                          13.56             13.35            --     2014
                                                                          13.81             13.56            --     2013
                                                                          12.27             13.81            --     2012
                                                                          12.28             12.27            --     2011
                                                                          11.08             12.28            --     2010
                                                                           9.31             11.08            --     2009
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $18.37            $17.53         4,231     2018
                                                                          17.57             18.37         5,679     2017
                                                                          15.94             17.57         6,462     2016
                                                                          16.53             15.94        10,517     2015
                                                                          16.31             16.53        10,160     2014
                                                                          15.73             16.31        10,712     2013
                                                                          14.04             15.73        13,073     2012
                                                                          13.85             14.04        22,031     2011
                                                                          12.34             13.85        30,023     2010
                                                                           8.98             12.34        31,280     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.71            $17.91          1,632    2018
                                                                              17.52             18.71          1,496    2017
                                                                              17.74             17.52          1,710    2016
                                                                              18.35             17.74            142    2015
                                                                              15.09             18.35            167    2014
                                                                              17.68             15.09          1,821    2013
                                                                              17.27             17.68          3,011    2012
                                                                              13.78             17.27         11,147    2011
                                                                              12.59             13.78         12,582    2010
                                                                              13.43             12.59         18,220    2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.59            $11.40         27,733    2018
                                                                              11.66             11.59         31,257    2017
                                                                              11.73             11.66         30,822    2016
                                                                              11.92             11.73         36,338    2015
                                                                              12.06             11.92         52,271    2014
                                                                              12.31             12.06         72,854    2013
                                                                              11.86             12.31         78,398    2012
                                                                              11.97             11.86         84,748    2011
                                                                              11.59             11.97        103,528    2010
                                                                              10.43             11.59        114,664    2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.98            $14.61         25,491    2018
                                                                              14.57             14.98         41,665    2017
                                                                              14.47             14.57         46,311    2016
                                                                              14.69             14.47         53,166    2015
                                                                              14.37             14.69         53,281    2014
                                                                              14.95             14.37         59,855    2013
                                                                              13.91             14.95         57,886    2012
                                                                              13.69             13.91         84,078    2011
                                                                              12.92             13.69        115,427    2010
                                                                              11.55             12.92        113,619    2009
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $27.61            $25.52             --    2018
                                                                              21.70             27.61             --    2017
                                                                              21.86             21.70             --    2016
                                                                              21.06             21.86             --    2015
                                                                              20.13             21.06             --    2014
                                                                              15.87             20.13             --    2013
                                                                              14.64             15.87             --    2012
                                                                              15.63             14.64             --    2011
                                                                              14.85             15.63             --    2010
                                                                               9.62             14.85             --    2009
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $28.00            $27.13             --    2018
                                                                              20.98             28.00             --    2017
                                                                              21.67             20.98             --    2016
                                                                              19.91             21.67             --    2015
                                                                              18.53             19.91             --    2014
                                                                              13.78             18.53            521    2013
                                                                              12.15             13.78          4,127    2012
                                                                              12.40             12.15          5,528    2011
                                                                              11.35             12.40          6,296    2010
                                                                               8.11             11.35          7,049    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $13.47            $10.78         3,538     2018
                                                                13.82             13.47         3,197     2017
                                                                11.29             13.82         2,108     2016
                                                                16.18             11.29         1,128     2015
                                                                20.58             16.18         1,103     2014
                                                                19.12             20.58           881     2013
                                                                20.09             19.12         1,384     2012
                                                                25.40             20.09         1,073     2011
                                                                20.32             25.40         1,072     2010
                                                                11.75             20.32         1,999     2009
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $32.82            $31.60            --     2018
                                                                25.53             32.82            --     2017
                                                                24.56             25.53            --     2016
                                                                23.15             24.56            --     2015
                                                                20.10             23.15            --     2014
                                                                15.23             20.10            --     2013
                                                                13.30             15.23            --     2012
                                                                13.28             13.30            --     2011
                                                                11.43             13.28            --     2010
                                                                 7.67             11.43            --     2009
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $12.11            $11.70           311     2018
                                                                11.96             12.11           317     2017
                                                                11.84             11.96           294     2016
                                                                12.13             11.84         7,433     2015
                                                                11.77             12.13         7,542     2014
                                                                12.16             11.77         7,474     2013
                                                                11.74             12.16         6,424     2012
                                                                11.17             11.74         9,061     2011
                                                                10.59             11.17        16,021     2010
                                                                10.01             10.59        19,511     2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $23.83            $22.74            --     2018
                                                                18.93             23.83            --     2017
                                                                18.84             18.93            --     2016
                                                                18.61             18.84            --     2015
                                                                16.64             18.61            --     2014
                                                                12.58             16.64            --     2013
                                                                10.61             12.58            --     2012
                                                                10.77             10.61            --     2011
                                                                 9.85             10.77            --     2010
                                                                 7.24              9.85            --     2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $31.09            $28.74           884     2018
                                                                29.96             31.09         1,151     2017
                                                                28.29             29.96         1,284     2016
                                                                27.59             28.29         1,237     2015
                                                                21.34             27.59         1,562     2014
                                                                21.21             21.34         2,994     2013
                                                                18.52             21.21         1,789     2012
                                                                17.19             18.52         2,214     2011
                                                                13.60             17.19         1,910     2010
                                                                10.22             13.60         2,231     2009
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $23.44            $21.89              --   2018
                                                          19.67             23.44              --   2017
                                                          17.97             19.67              --   2016
                                                          18.14             17.97              --   2015
                                                          16.33             18.14              --   2014
                                                          12.62             16.33              --   2013
                                                          11.12             12.62              --   2012
                                                          11.15             11.12              --   2011
                                                           9.91             11.15              --   2010
                                                           8.00              9.91              --   2009
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $25.42            $22.51           1,708   2018
                                                          23.00             25.42           1,686   2017
                                                          18.95             23.00           1,703   2016
                                                          20.16             18.95           2,279   2015
                                                          19.82             20.16           2,310   2014
                                                          14.76             19.82           3,827   2013
                                                          13.14             14.76           2,613   2012
                                                          13.00             13.14           3,303   2011
                                                          10.40             13.00           4,960   2010
                                                           8.10             10.40           6,640   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $16.36            $15.02         711,681   2018
                                                          14.43             16.36         798,503   2017
                                                          13.84             14.43         939,089   2016
                                                          14.28             13.84       1,072,088   2015
                                                          13.83             14.28       1,264,979   2014
                                                          12.27             13.83       1,523,497   2013
                                                          11.12             12.27       1,857,562   2012
                                                          11.67             11.12       2,438,758   2011
                                                          10.86             11.67       3,279,709   2010
                                                           9.17             10.86       3,698,253   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $14.00            $12.82          47,247   2018
                                                          12.38             14.00          51,347   2017
                                                          11.91             12.38          59,373   2016
                                                          12.31             11.91          77,633   2015
                                                          11.95             12.31         100,751   2014
                                                          10.63             11.95         160,214   2013
                                                           9.66             10.63         190,996   2012
                                                          10.16              9.66         275,381   2011
                                                           9.48             10.16         307,656   2010
                                                           8.02              9.48         360,794   2009
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $21.45            $20.31              --   2018
                                                          18.24             21.45              --   2017
                                                          17.02             18.24              --   2016
                                                          17.77             17.02              --   2015
                                                          16.07             17.77              --   2014
                                                          12.24             16.07              --   2013
                                                          10.78             12.24              --   2012
                                                          11.32             10.78              --   2011
                                                          10.47             11.32              --   2010
                                                           8.11             10.47              --   2009
--------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $24.83            $24.41          --       2018
                                                       18.81             24.83          --       2017
                                                       19.08             18.81          --       2016
                                                       19.21             19.08          --       2015
                                                       18.86             19.21          --       2014
                                                       13.75             18.86          --       2013
                                                       11.65             13.75          --       2012
                                                       12.58             11.65          --       2011
                                                       10.00             12.58          --       2010
-----------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.06            $11.95         1,264     2018
                                                            11.55             13.06           759     2017
                                                            11.30             11.55           966     2016
                                                            11.41             11.30         1,147     2015
                                                            10.89             11.41         1,374     2014
                                                             9.58             10.89         1,585     2013
                                                             8.64              9.58         1,806     2012
                                                             9.11              8.64         2,084     2011
                                                             8.45              9.11         2,305     2010
                                                             6.94              8.45         2,593     2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $14.16            $12.46            --     2018
                                                            10.62             14.16            --     2017
                                                            10.96             10.62            --     2016
                                                            10.91             10.96            --     2015
                                                            10.65             10.91            --     2014
                                                             8.86             10.65            --     2013
                                                             8.00              8.86            --     2012
                                                            10.68              8.00            --     2011
                                                             9.20             10.68            --     2010
                                                             6.15              9.20            --     2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $17.80            $16.39            --     2018
                                                            15.34             17.80            --     2017
                                                            14.12             15.34            --     2016
                                                            14.24             14.12            --     2015
                                                            13.32             14.24            --     2014
                                                            10.12             13.32            --     2013
                                                             8.83             10.12            --     2012
                                                             8.51              8.83            --     2011
                                                             7.71              8.51            --     2010
                                                             6.55              7.71            --     2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 8.10            $ 6.10        17,229     2018
                                                             6.62              8.10        16,578     2017
                                                             6.83              6.62        61,053     2016
                                                             6.81              6.83        45,821     2015
                                                             7.45              6.81        45,501     2014
                                                             6.21              7.45        37,969     2013
                                                             5.56              6.21        87,693     2012
                                                             7.05              5.56        73,123     2011
                                                             6.91              7.05        62,549     2010
                                                             5.26              6.91        68,628     2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $20.80            $20.82            --     2018
                                                            16.15             20.80            --     2017
                                                            16.14             16.15            --     2016
                                                            14.88             16.14            --     2015
                                                            13.37             14.88            --     2014
                                                             9.98             13.37            --     2013
                                                             8.74              9.98            --     2012
                                                             9.29              8.74            --     2011
                                                             8.65              9.29            --     2010
                                                             6.45              8.65            --     2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $20.91            $20.22            --     2018
                                                                        15.98             20.91            --     2017
                                                                        15.38             15.98            --     2016
                                                                        15.97             15.38            --     2015
                                                                        16.68             15.97         9,991     2014
                                                                        11.73             16.68            --     2013
                                                                        10.46             11.73            --     2012
                                                                        10.26             10.46            --     2011
                                                                         7.68             10.26            --     2010
                                                                         5.56              7.68         2,246     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.58            $16.57            --     2018
                                                                        14.12             17.58            --     2017
                                                                        14.11             14.12            --     2016
                                                                        13.74             14.11            --     2015
                                                                        12.96             13.74            --     2014
                                                                         9.45             12.96            --     2013
                                                                        10.00              9.45            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $19.16            $18.00            --     2018
                                                                        15.42             19.16            --     2017
                                                                        15.45             15.42            --     2016
                                                                        15.08             15.45            --     2015
                                                                        14.26             15.08            --     2014
                                                                        10.43             14.26            --     2013
                                                                         9.40             10.43            --     2012
                                                                        10.27              9.40            --     2011
                                                                         8.78             10.27            --     2010
                                                                         5.42              8.78            --     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $17.68            $15.15            --     2018
                                                                        15.38             17.68            --     2017
                                                                        13.44             15.38        22,409     2016
                                                                        14.65             13.44            --     2015
                                                                        13.73             14.65            --     2014
                                                                        10.35             13.73            --     2013
                                                                         8.90             10.35            --     2012
                                                                         9.29              8.90            --     2011
                                                                         8.21              9.29            --     2010
                                                                         6.54              8.21           746     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.72            $14.81        30,477     2018
                                                                        15.11             16.72        26,616     2017
                                                                        14.01             15.11        34,243     2016
                                                                        15.20             14.01            --     2015
                                                                        14.37             15.20            --     2014
                                                                        11.37             14.37            --     2013
                                                                        10.21             11.37            --     2012
                                                                        10.44             10.21            --     2011
                                                                         9.75             10.44            --     2010
                                                                         7.77              9.75            --     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.40            $13.59        14,803     2018
                                                                               14.21             15.40        15,059     2017
                                                                               12.65             14.21        15,410     2016
                                                                               13.28             12.65        17,190     2015
                                                                               12.49             13.28        12,916     2014
                                                                               10.22             12.49        13,913     2013
                                                                                9.30             10.22         3,847     2012
                                                                                9.63              9.30         4,202     2011
                                                                                8.79              9.63         3,092     2010
                                                                                7.34              8.79         8,955     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $13.44            $11.14        12,738     2018
                                                                               11.19             13.44        13,318     2017
                                                                               11.53             11.19        10,413     2016
                                                                               12.10             11.53        27,066     2015
                                                                               12.36             12.10        19,465     2014
                                                                               10.65             12.36        22,910     2013
                                                                                9.45             10.65        30,139     2012
                                                                               10.38              9.45        21,670     2011
                                                                                9.43             10.38        21,273     2010
                                                                                7.15              9.43        37,221     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.69            $10.01            --     2018
                                                                               11.07             12.69            --     2017
                                                                                9.60             11.07            --     2016
                                                                               10.99              9.60            --     2015
                                                                               10.56             10.99            --     2014
                                                                                8.10             10.56            --     2013
                                                                                7.04              8.10            --     2012
                                                                                7.45              7.04            --     2011
                                                                                7.12              7.45            --     2010
                                                                                4.93              7.12            --     2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.87            $11.28        15,835     2018
                                                                               11.70             11.87        15,003     2017
                                                                               11.46             11.70        19,874     2016
                                                                               12.02             11.46         5,450     2015
                                                                               11.89             12.02        32,559     2014
                                                                               13.29             11.89        38,299     2013
                                                                               12.65             13.29        39,699     2012
                                                                               11.58             12.65        40,191     2011
                                                                               11.26             11.58        47,187     2010
                                                                               10.45             11.26        80,469     2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $16.33            $14.90            --     2018
                                                                               14.67             16.33            --     2017
                                                                               12.15             14.67            --     2016
                                                                               13.33             12.15            --     2015
                                                                               12.97             13.33            --     2014
                                                                                9.33             12.97            --     2013
                                                                                8.43              9.33            --     2012
                                                                                8.85              8.43            --     2011
                                                                                7.05              8.85            --     2010
                                                                                5.63              7.05            --     2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $16.34            $14.68          7,110    2018
                                                                          15.47             16.34          8,153    2017
                                                                          13.44             15.47         18,497    2016
                                                                          14.64             13.44             --    2015
                                                                          13.65             14.64             --    2014
                                                                          10.14             13.65             --    2013
                                                                           9.11             10.14             --    2012
                                                                           9.58              9.11             --    2011
                                                                           8.71              9.58             --    2010
                                                                           6.80              8.71             --    2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $14.69            $13.28        126,195    2018
                                                                          13.21             14.69        157,112    2017
                                                                          13.01             13.21        194,972    2016
                                                                          13.44             13.01        214,349    2015
                                                                          13.48             13.44        243,892    2014
                                                                          12.05             13.48        271,202    2013
                                                                          11.20             12.05        336,514    2012
                                                                          11.89             11.20        388,307    2011
                                                                          11.07             11.89        407,328    2010
                                                                           9.36             11.07        442,080    2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $18.68            $18.77             --    2018
                                                                          14.78             18.68             --    2017
                                                                          14.05             14.78             --    2016
                                                                          14.01             14.05             --    2015
                                                                          12.57             14.01             --    2014
                                                                           9.62             12.57             --    2013
                                                                           8.57              9.62             --    2012
                                                                           8.56              8.57             --    2011
                                                                           7.61              8.56             --    2010
                                                                           6.14              7.61             --    2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.02            $ 9.78             --    2018
                                                                           9.66             12.02             --    2017
                                                                          10.00              9.66             --    2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.53            $12.91          8,104    2018
                                                                          10.40             13.53         16,330    2017
                                                                          10.00             10.40             --    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $11.95            $11.67         15,128    2018
                                                                          11.81             11.95          7,412    2017
                                                                          11.08             11.81          9,819    2016
                                                                          11.45             11.08         11,266    2015
                                                                          11.64             11.45         27,429    2014
                                                                          11.46             11.64         31,504    2013
                                                                          10.92             11.46         27,784    2012
                                                                          10.88             10.92             --    2011
                                                                          10.20             10.88             58    2010
                                                                           7.23             10.20         22,994    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $17.11            $16.16             --    2018
                                                                         16.42             17.11             --    2017
                                                                         14.66             16.42             --    2016
                                                                         15.40             14.66             --    2015
                                                                         15.38             15.40             --    2014
                                                                         14.73             15.38             --    2013
                                                                         13.18             14.73             --    2012
                                                                         12.84             13.18             --    2011
                                                                         11.48             12.84             --    2010
                                                                          7.70             11.48             --    2009
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.71            $18.95             --    2018
                                                                         14.95             18.71             --    2017
                                                                         14.78             14.95             --    2016
                                                                         14.24             14.78             --    2015
                                                                         13.30             14.24             --    2014
                                                                          9.74             13.30             --    2013
                                                                          8.51              9.74             --    2012
                                                                         10.06              8.51         36,074    2011
                                                                          8.73             10.06         33,034    2010
                                                                          6.92              8.73         28,461    2009
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $17.12            $16.00         89,447    2018
                                                                         15.07             17.12         92,437    2017
                                                                         14.40             15.07        102,282    2016
                                                                         14.68             14.40        110,048    2015
                                                                         13.64             14.68        124,319    2014
                                                                         11.69             13.64        188,918    2013
                                                                         10.41             11.69        162,486    2012
                                                                         11.07             10.41        205,572    2011
                                                                          9.61             11.07        232,046    2010
                                                                          7.10              9.61        235,807    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $18.53            $16.92          6,695    2018
                                                                         15.58             18.53         11,966    2017
                                                                         14.79             15.58         11,076    2016
                                                                         15.06             14.79         50,587    2015
                                                                         13.79             15.06         62,913    2014
                                                                         10.77             13.79         88,612    2013
                                                                          9.48             10.77        128,359    2012
                                                                          9.97              9.48             --    2011
                                                                          8.72              9.97             --    2010
                                                                          6.58              8.72            708    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.54            $17.20             --    2018
                                                                         15.35             18.54             --    2017
                                                                         15.29             15.35             --    2016
                                                                         15.48             15.29             --    2015
                                                                         14.30             15.48             --    2014
                                                                         10.58             14.30             --    2013
                                                                          8.85             10.58             --    2012
                                                                          9.30              8.85             --    2011
                                                                          8.06              9.30             --    2010
                                                                          6.07              8.06             --    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $15.41            $13.79         7,614     2018
                                                                  13.99             15.41         8,650     2017
                                                                  12.15             13.99            --     2016
                                                                  12.97             12.15        25,806     2015
                                                                  12.23             12.97        30,394     2014
                                                                   9.78             12.23        45,978     2013
                                                                   8.55              9.78        65,083     2012
                                                                   8.68              8.55            --     2011
                                                                   7.72              8.68            --     2010
                                                                   6.08              7.72           635     2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $18.09            $16.06            --     2018
                                                                  15.86             18.09            --     2017
                                                                  14.00             15.86            --     2016
                                                                  14.69             14.00            --     2015
                                                                  13.63             14.69            --     2014
                                                                  10.46             13.63            --     2013
                                                                   9.04             10.46            --     2012
                                                                   9.12              9.04            --     2011
                                                                   8.14              9.12            --     2010
                                                                   6.55              8.14            --     2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $20.76            $22.78            --     2018
                                                                  15.82             20.76            --     2017
                                                                  16.17             15.82            --     2016
                                                                  15.69             16.17        19,308     2015
                                                                  14.33             15.69        10,074     2014
                                                                  10.65             14.33        13,147     2013
                                                                  10.00             10.65        19,967     2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $20.87            $20.32            --     2018
                                                                  15.83             20.87            --     2017
                                                                  16.09             15.83            --     2016
                                                                  15.39             16.09            --     2015
                                                                  14.18             15.39            --     2014
                                                                  10.66             14.18            --     2013
                                                                   9.53             10.66            --     2012
                                                                   9.74              9.53            --     2011
                                                                   8.04              9.74            --     2010
                                                                   6.43              8.04            --     2009
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.16            $11.80        30,399     2018
                                                                  11.96             12.16        50,999     2017
                                                                  11.70             11.96        68,020     2016
                                                                  12.07             11.70        64,000     2015
                                                                  11.68             12.07        45,582     2014
                                                                  12.20             11.68        62,469     2013
                                                                  11.81             12.20        78,106     2012
                                                                  11.28             11.81            --     2011
                                                                  10.73             11.28            --     2010
                                                                   9.50             10.73           456     2009
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $18.72            $15.60        11,619     2018
                                                                  15.88             18.72        11,915     2017
                                                                  14.51             15.88        18,047     2016
                                                                  15.08             14.51        17,087     2015
                                                                  14.54             15.08        36,782     2014
                                                                  10.94             14.54        38,993     2013
                                                                   9.77             10.94        58,700     2012
                                                                  11.20              9.77            --     2011
                                                                   8.91             11.20            --     2010
                                                                   6.52              8.91           278     2009
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $17.03            $13.74              --   2018
                                                                         14.62             17.03              --   2017
                                                                         13.68             14.62              --   2016
                                                                         14.45             13.68              --   2015
                                                                         13.87             14.45              --   2014
                                                                         10.90             13.87              --   2013
                                                                          8.77             10.90              --   2012
                                                                          9.86              8.77              --   2011
                                                                          7.98              9.86              --   2010
                                                                          5.19              7.98              --   2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.53            $11.07           4,975   2018
                                                                         11.44             12.53          25,551   2017
                                                                         10.34             11.44          26,629   2016
                                                                         11.27             10.34          28,779   2015
                                                                         11.20             11.27          39,237   2014
                                                                          9.26             11.20          41,226   2013
                                                                          8.21              9.26          44,512   2012
                                                                          8.52              8.21          47,687   2011
                                                                          7.90              8.52          50,685   2010
                                                                          6.20              7.90          25,798   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.42            $14.43         304,023   2018
                                                                         14.37             15.42         378,004   2017
                                                                         12.89             14.37         441,114   2016
                                                                         14.18             12.89         558,068   2015
                                                                         13.86             14.18         665,777   2014
                                                                         12.44             13.86         741,743   2013
                                                                         11.29             12.44         900,106   2012
                                                                         11.27             11.29       1,048,230   2011
                                                                         10.23             11.27       1,174,906   2010
                                                                          7.71             10.23       1,339,463   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.41            $12.81              --   2018
                                                                         13.59             14.41              --   2017
                                                                         11.98             13.59              --   2016
                                                                         12.88             11.98              --   2015
                                                                         12.30             12.88              --   2014
                                                                          9.80             12.30              --   2013
                                                                          8.77              9.80              --   2012
                                                                          9.06              8.77          35,356   2011
                                                                          8.33              9.06          36,419   2010
                                                                          6.76              8.33          71,845   2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $12.45            $10.37              --   2018
                                                                         10.74             12.45              --   2017
                                                                         10.02             10.74              --   2016
                                                                         10.95             10.02              --   2015
                                                                         11.52             10.95              --   2014
                                                                          9.01             11.52              --   2013
                                                                          7.61              9.01              --   2012
                                                                          8.36              7.61              --   2011
                                                                          7.96              8.36              --   2010
                                                                          6.21              7.96           2,187   2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.92            $ 8.85        15,737     2018
                                                                         9.07              8.92        29,031     2017
                                                                         9.27              9.07        49,207     2016
                                                                         9.48              9.27        21,350     2015
                                                                         9.69              9.48        54,571     2014
                                                                         9.91              9.69        18,779     2013
                                                                        10.00              9.91        42,830     2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $19.08            $18.74        49,656     2018
                                                                        16.51             19.08        60,909     2017
                                                                        16.18             16.51        58,468     2016
                                                                        16.48             16.18        61,617     2015
                                                                        15.57             16.48        55,401     2014
                                                                        13.29             15.57        64,561     2013
                                                                        11.98             13.29        61,883     2012
                                                                        12.09             11.98        65,474     2011
                                                                        11.43             12.09        55,387     2010
                                                                         9.31             11.43        57,044     2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $23.42            $23.30            --     2018
                                                                        18.42             23.42            --     2017
                                                                        18.48             18.42         9,353     2016
                                                                        16.88             18.48        10,131     2015
                                                                        15.91             16.88        14,061     2014
                                                                        12.43             15.91        17,798     2013
                                                                        10.26             12.43        25,758     2012
                                                                        11.27             10.26        19,906     2011
                                                                        10.83             11.27        19,512     2010
                                                                         7.58             10.83        64,345     2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $19.79            $17.69            --     2018
                                                                        17.44             19.79            --     2017
                                                                        17.67             17.44            --     2016
                                                                        18.42             17.67            --     2015
                                                                        15.69             18.42            --     2014
                                                                        10.89             15.69            --     2013
                                                                         9.40             10.89            --     2012
                                                                         9.40              9.40            --     2011
                                                                         7.71              9.40            --     2010
                                                                         5.87              7.71            --     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.30            $15.14         3,431     2018
                                                                        14.00             16.30         8,096     2017
                                                                        12.47             14.00         8,647     2016
                                                                        13.34             12.47        11,017     2015
                                                                        12.02             13.34         5,586     2014
                                                                         9.78             12.02         7,717     2013
                                                                         8.77              9.78        17,008     2012
                                                                         8.32              8.77        17,652     2011
                                                                         7.59              8.32        12,307     2010
                                                                         6.33              7.59        13,679     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I          $11.69            $10.42            --     2018
                                                                      10.41             11.69            --     2017
                                                                       9.42             10.41            --     2016
                                                                       9.92              9.42            --     2015
                                                                      10.00              9.92            --     2014
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $19.31            $17.80            --     2018
                                                                      16.05             19.31            --     2017
                                                                      15.15             16.05            --     2016
                                                                      15.49             15.15            --     2015
                                                                      14.31             15.49            --     2014
                                                                      11.11             14.31            --     2013
                                                                       9.56             11.11            --     2012
                                                                      10.01              9.56            --     2011
                                                                       9.23             10.01            --     2010
                                                                       7.46              9.23            --     2009
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $15.27            $14.05        29,747     2018
                                                                      13.93             15.27        45,546     2017
                                                                      13.09             13.93        50,466     2016
                                                                      13.46             13.09        56,557     2015
                                                                      12.72             13.46        50,203     2014
                                                                      10.95             12.72        54,870     2013
                                                                      10.10             10.95        68,667     2012
                                                                      10.16             10.10        68,638     2011
                                                                       9.48             10.16        76,123     2010
                                                                       8.23              9.48        77,019     2009
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $20.14            $19.85            --     2018
                                                                      17.99             20.14            --     2017
                                                                      16.53             17.99            --     2016
                                                                      19.83             16.53            --     2015
                                                                      18.03             19.83            --     2014
                                                                      15.33             18.03            --     2013
                                                                      13.85             15.33            --     2012
                                                                      13.30             13.85            --     2011
                                                                      11.98             13.30            --     2010
                                                                       9.22             11.98            --     2009
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                              $12.54            $12.34            --     2018
                                                                      10.01             12.54            --     2017
                                                                       9.67             10.01            --     2016
                                                                      10.00              9.67            --     2015
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $16.51            $15.18            --     2018
                                                                      13.34             16.51            --     2017
                                                                      13.98             13.34            --     2016
                                                                      13.84             13.98            --     2015
                                                                      12.29             13.84            --     2014
                                                                       9.71             12.29            --     2013
                                                                       8.73              9.71            --     2012
                                                                       9.05              8.73            --     2011
                                                                       8.47              9.05            --     2010
                                                                       6.01              8.47            --     2009
--------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.62            $ 9.81         13,984    2018
                                                                           9.97             10.62         14,555    2017
                                                                           9.71              9.97         40,784    2016
                                                                           9.87              9.71         32,537    2015
                                                                           9.35              9.87         35,499    2014
                                                                           8.47              9.35         48,384    2013
                                                                           7.73              8.47         62,649    2012
                                                                           7.87              7.73         69,690    2011
                                                                           7.14              7.87         54,170    2010
                                                                           6.00              7.14         57,725    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $15.89            $14.56             --    2018
                                                                          12.65             15.89             --    2017
                                                                          12.67             12.65             --    2016
                                                                          12.18             12.67             --    2015
                                                                          11.81             12.18             --    2014
                                                                           8.90             11.81             --    2013
                                                                           7.83              8.90             --    2012
                                                                           7.94              7.83             --    2011
                                                                           6.39              7.94             --    2010
                                                                           4.94              6.39             --    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $17.09            $14.47          5,982    2018
                                                                          12.82             17.09         10,409    2017
                                                                          13.12             12.82         13,450    2016
                                                                          12.94             13.12         19,081    2015
                                                                          12.97             12.94         24,064    2014
                                                                          10.44             12.97         21,833    2013
                                                                           8.83             10.44         30,774    2012
                                                                           9.87              8.83         34,755    2011
                                                                           8.72              9.87         33,385    2010
                                                                           6.40              8.72         41,221    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.89            $16.08         28,080    2018
                                                                          15.68             17.89         24,690    2017
                                                                          14.41             15.68         36,849    2016
                                                                          14.29             14.41         26,000    2015
                                                                          13.23             14.29         33,029    2014
                                                                          10.29             13.23         42,723    2013
                                                                           9.03             10.29         62,103    2012
                                                                           9.26              9.03        137,162    2011
                                                                           8.17              9.26        142,712    2010
                                                                           6.53              8.17         97,481    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $18.17            $15.89          4,349    2018
                                                                          16.31             18.17          7,306    2017
                                                                          14.17             16.31         10,656    2016
                                                                          15.43             14.17         17,549    2015
                                                                          14.13             15.43         20,670    2014
                                                                          10.27             14.13         40,071    2013
                                                                           8.93             10.27         63,124    2012
                                                                           9.35              8.93         69,059    2011
                                                                           7.77              9.35         70,256    2010
                                                                           5.80              7.77         15,350    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.84            $12.79             --    2018
                                                                              12.48             13.84             --    2017
                                                                              11.30             12.48             --    2016
                                                                              12.72             11.30             --    2015
                                                                              12.95             12.72             --    2014
                                                                              13.23             12.95             --    2013
                                                                              11.78             13.23             --    2012
                                                                              11.82             11.78             --    2011
                                                                              10.69             11.82             --    2010
                                                                               9.00             10.69             --    2009
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.88            $15.12          7,548    2018
                                                                              15.23             15.88          5,577    2017
                                                                              13.85             15.23          7,644    2016
                                                                              14.39             13.85         22,648    2015
                                                                              14.24             14.39         16,489    2014
                                                                              13.77             14.24         12,894    2013
                                                                              12.32             13.77         15,425    2012
                                                                              12.19             12.32         24,988    2011
                                                                              10.89             12.19         26,947    2010
                                                                               7.94             10.89         21,085    2009
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.75            $16.95          6,417    2018
                                                                              16.66             17.75          5,003    2017
                                                                              16.92             16.66          7,014    2016
                                                                              17.54             16.92             --    2015
                                                                              14.46             17.54             --    2014
                                                                              16.99             14.46             --    2013
                                                                              16.63             16.99             --    2012
                                                                              13.30             16.63             --    2011
                                                                              12.19             13.30             --    2010
                                                                              13.04             12.19         18,715    2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.32            $11.10          9,662    2018
                                                                              11.42             11.32          7,823    2017
                                                                              11.51             11.42         10,158    2016
                                                                              11.73             11.51         27,163    2015
                                                                              11.90             11.73         86,814    2014
                                                                              12.18             11.90         92,149    2013
                                                                              11.77             12.18        104,450    2012
                                                                              11.90             11.77        103,852    2011
                                                                              11.55             11.90        110,075    2010
                                                                              10.43             11.55        159,738    2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.25            $13.86         29,101    2018
                                                                              13.88             14.25         43,585    2017
                                                                              13.83             13.88         58,645    2016
                                                                              14.07             13.83         67,719    2015
                                                                              13.80             14.07         44,638    2014
                                                                              14.39             13.80         59,466    2013
                                                                              13.43             14.39         66,325    2012
                                                                              13.25             13.43         76,162    2011
                                                                              12.53             13.25         82,532    2010
                                                                              11.24             12.53         48,328    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $18.86            $17.39            --     2018
                                                             14.87             18.86            --     2017
                                                             15.01             14.87            --     2016
                                                             14.50             15.01            --     2015
                                                             13.90             14.50            --     2014
                                                             10.99             13.90            --     2013
                                                             10.15             10.99            --     2012
                                                             10.87             10.15            --     2011
                                                             10.35             10.87            --     2010
                                                              6.73             10.35           482     2009
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $22.46            $21.70            --     2018
                                                             16.87             22.46            --     2017
                                                             17.47             16.87            --     2016
                                                             16.09             17.47            --     2015
                                                             15.01             16.09            --     2014
                                                             11.20             15.01            --     2013
                                                              9.89             11.20            --     2012
                                                             10.12              9.89            --     2011
                                                              9.29             10.12            --     2010
                                                              6.66              9.29            --     2009
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 7.08            $ 5.65        24,805     2018
                                                              7.28              7.08        19,457     2017
                                                              5.96              7.28        15,549     2016
                                                              8.57              5.96        10,262     2015
                                                             10.92              8.57         9,358     2014
                                                             10.17             10.92         8,552     2013
                                                             10.72             10.17        10,529     2012
                                                             13.59             10.72            --     2011
                                                             10.90             13.59            24     2010
                                                              6.32             10.90        10,785     2009
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $28.02            $26.90            --     2018
                                                             21.85             28.02            --     2017
                                                             21.08             21.85            --     2016
                                                             19.91             21.08            --     2015
                                                             17.33             19.91            --     2014
                                                             13.17             17.33            --     2013
                                                             11.53             13.17            --     2012
                                                             11.54             11.53            --     2011
                                                              9.96             11.54            --     2010
                                                              6.70              9.96            --     2009
-----------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                      $11.62            $11.20            --     2018
                                                             11.51             11.62            --     2017
                                                             11.43             11.51            --     2016
                                                             11.73             11.43            --     2015
                                                             11.41             11.73            --     2014
                                                             11.83             11.41            --     2013
                                                             11.44             11.83            --     2012
                                                             10.91             11.44            --     2011
                                                             10.37             10.91            --     2010
                                                              9.83             10.37            --     2009
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $21.41            $20.38              --   2018
                                                                17.06             21.41              --   2017
                                                                17.02             17.06              --   2016
                                                                16.85             17.02              --   2015
                                                                15.11             16.85              --   2014
                                                                11.45             15.11              --   2013
                                                                 9.69             11.45              --   2012
                                                                 9.86              9.69              --   2011
                                                                 9.03              9.86              --   2010
                                                                 6.66              9.03              --   2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $18.84            $17.37           3,948   2018
                                                                18.20             18.84           4,703   2017
                                                                17.23             18.20           6,472   2016
                                                                16.85             17.23           7,400   2015
                                                                13.06             16.85           9,396   2014
                                                                13.02             13.06          21,069   2013
                                                                11.40             13.02           8,296   2012
                                                                10.61             11.40           9,236   2011
                                                                 8.41             10.61          10,514   2010
                                                                 6.34              8.41          13,737   2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $19.50            $18.17              --   2018
                                                                16.41             19.50              --   2017
                                                                15.03             16.41              --   2016
                                                                15.21             15.03              --   2015
                                                                13.73             15.21              --   2014
                                                                10.64             13.73              --   2013
                                                                 9.40             10.64              --   2012
                                                                 9.45              9.40              --   2011
                                                                 8.41              9.45              --   2010
                                                                 6.81              8.41           2,495   2009
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $18.58            $16.41              --   2018
                                                                16.86             18.58              --   2017
                                                                13.92             16.86              --   2016
                                                                14.85             13.92              --   2015
                                                                14.63             14.85              --   2014
                                                                10.93             14.63              --   2013
                                                                 9.75             10.93              --   2012
                                                                 9.67              9.75              --   2011
                                                                 7.76              9.67              --   2010
                                                                 6.06              7.76              --   2009
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $13.59            $12.41         535,551   2018
                                                                12.05             13.59         646,232   2017
                                                                11.62             12.05         761,284   2016
                                                                12.04             11.62         899,556   2015
                                                                11.72             12.04       1,075,172   2014
                                                                10.45             11.72       1,223,905   2013
                                                                 9.52             10.45       1,592,801   2012
                                                                10.04              9.52       1,812,067   2011
                                                                 9.39             10.04       1,983,952   2010
                                                                 7.96              9.39       2,239,352   2009
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $18.43            $17.41          --       2018
                                                       15.71             18.43          --       2017
                                                       14.70             15.71          --       2016
                                                       15.38             14.70          --       2015
                                                       13.95             15.38          --       2014
                                                       10.65             13.95          --       2013
                                                        9.40             10.65          --       2012
                                                        9.90              9.40          --       2011
                                                        9.18              9.90          --       2010
                                                        7.13              9.18          --       2009
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $24.36            $23.89          --       2018
                                                       18.50             24.36          --       2017
                                                       18.82             18.50          --       2016
                                                       18.99             18.82          --       2015
                                                       18.69             18.99          --       2014
                                                       13.66             18.69          --       2013
                                                       11.61             13.66          --       2012
                                                       12.56             11.61          --       2011
                                                       10.00             12.56          --       2010
-----------------------------------------------------------------------------------------------------

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $12.92            $11.81        38,854     2018
                                                            11.44             12.92        39,146     2017
                                                            11.21             11.44        39,881     2016
                                                            11.32             11.21        33,946     2015
                                                            10.82             11.32        15,402     2014
                                                             9.53             10.82        16,928     2013
                                                             8.60              9.53        26,371     2012
                                                             9.08              8.60        29,554     2011
                                                             8.43              9.08        30,395     2010
                                                             6.93              8.43        31,636     2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $13.65            $12.00            --     2018
                                                            10.25             13.65            --     2017
                                                            10.58             10.25            --     2016
                                                            10.55             10.58            --     2015
                                                            10.30             10.55            --     2014
                                                             8.58             10.30            --     2013
                                                             7.76              8.58            --     2012
                                                            10.36              7.76            --     2011
                                                             8.95             10.36            --     2010
                                                             5.98              8.95            --     2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $15.98            $14.70            --     2018
                                                            13.79             15.98            --     2017
                                                            12.71             13.79            --     2016
                                                            12.82             12.71            --     2015
                                                            12.01             12.82            --     2014
                                                             9.13             12.01            --     2013
                                                             7.97              9.13            --     2012
                                                             7.69              7.97            --     2011
                                                             6.98              7.69            --     2010
                                                             5.94              6.98            --     2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 7.26            $ 5.47        21,183     2018
                                                             5.94              7.26        21,227     2017
                                                             6.13              5.94        66,250     2016
                                                             6.13              6.13        51,934     2015
                                                             6.71              6.13        46,347     2014
                                                             5.59              6.71        43,350     2013
                                                             5.01              5.59        74,392     2012
                                                             6.37              5.01        73,131     2011
                                                             6.25              6.37        70,062     2010
                                                             4.76              6.25        63,622     2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $20.71            $20.70            --     2018
                                                            16.09             20.71            --     2017
                                                            16.09             16.09            --     2016
                                                            14.86             16.09            --     2015
                                                            13.36             14.86            --     2014
                                                             9.98             13.36            --     2013
                                                             8.75              9.98            --     2012
                                                             9.31              8.75            --     2011
                                                             8.68              9.31            --     2010
                                                             6.48              8.68            --     2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $22.22            $21.47            --     2018
                                                                        17.00             22.22            --     2017
                                                                        16.38             17.00            --     2016
                                                                        17.03             16.38            --     2015
                                                                        17.80             17.03         8,519     2014
                                                                        12.54             17.80            --     2013
                                                                        11.18             12.54            --     2012
                                                                        10.98             11.18            --     2011
                                                                         8.23             10.98            --     2010
                                                                         5.96              8.23            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.46            $16.44            --     2018
                                                                        14.04             17.46            --     2017
                                                                        14.05             14.04            --     2016
                                                                        13.69             14.05            --     2015
                                                                        12.92             13.69            --     2014
                                                                         9.44             12.92            --     2013
                                                                        10.00              9.44            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $16.05            $13.74            --     2018
                                                                        13.97             16.05            --     2017
                                                                        12.23             13.97        23,883     2016
                                                                        13.34             12.23            --     2015
                                                                        12.51             13.34            --     2014
                                                                         9.44             12.51         1,513     2013
                                                                         8.13              9.44         1,800     2012
                                                                         8.50              8.13         3,667     2011
                                                                         7.52              8.50         3,718     2010
                                                                         5.99              7.52         3,820     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.33            $13.57        36,704     2018
                                                                        13.86             15.33        33,228     2017
                                                                        12.87             13.86        36,233     2016
                                                                        13.98             12.87            --     2015
                                                                        13.23             13.98            --     2014
                                                                        10.48             13.23            --     2013
                                                                         9.42             10.48            --     2012
                                                                         9.64              9.42            --     2011
                                                                         9.01              9.64            --     2010
                                                                         7.19              9.01            --     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $15.23            $13.43        11,698     2018
                                                                        14.07             15.23        11,927     2017
                                                                        12.54             14.07        18,966     2016
                                                                        13.18             12.54        18,091     2015
                                                                        12.40             13.18        12,124     2014
                                                                        10.16             12.40         7,734     2013
                                                                         9.26             10.16         6,641     2012
                                                                         9.60              9.26        14,278     2011
                                                                         8.77              9.60        12,757     2010
                                                                         7.33              8.77        13,798     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares           $12.24            $10.14        15,423     2018
                                                                        10.21             12.24        16,783     2017
                                                                        10.52             10.21        11,184     2016
                                                                        11.06             10.52        30,229     2015
                                                                        11.31             11.06        19,454     2014
                                                                         9.75             11.31        23,055     2013
                                                                         8.66              9.75        24,386     2012
                                                                         9.53              8.66        20,668     2011
                                                                         8.66              9.53        22,728     2010
                                                                         6.57              8.66        31,557     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $11.86            $ 9.34             --    2018
                                                                               10.35             11.86             --    2017
                                                                                8.99             10.35             --    2016
                                                                               10.30              8.99             --    2015
                                                                                9.91             10.30             --    2014
                                                                                7.61              9.91             --    2013
                                                                                6.62              7.61             --    2012
                                                                                7.01              6.62             --    2011
                                                                                6.71              7.01             --    2010
                                                                                4.65              6.71             --    2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.50            $10.91         17,998    2018
                                                                               11.35             11.50         17,782    2017
                                                                               11.13             11.35         20,003    2016
                                                                               11.68             11.13          5,833    2015
                                                                               11.57             11.68         30,833    2014
                                                                               12.94             11.57         33,413    2013
                                                                               12.34             12.94         27,716    2012
                                                                               11.30             12.34         29,159    2011
                                                                               11.00             11.30         39,250    2010
                                                                               10.22             11.00         57,603    2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $16.35            $14.91             --    2018
                                                                               14.70             16.35             --    2017
                                                                               12.19             14.70             --    2016
                                                                               13.38             12.19             --    2015
                                                                               13.04             13.38             --    2014
                                                                                9.39             13.04             --    2013
                                                                                8.49              9.39             --    2012
                                                                                8.92              8.49             --    2011
                                                                                7.11              8.92             --    2010
                                                                                5.69              7.11             --    2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $14.56            $13.07          8,802    2018
                                                                               13.80             14.56         10,455    2017
                                                                               12.00             13.80         20,111    2016
                                                                               13.08             12.00             --    2015
                                                                               12.21             13.08             --    2014
                                                                                9.08             12.21             --    2013
                                                                                8.17              9.08             --    2012
                                                                                8.60              8.17             --    2011
                                                                                7.82              8.60             --    2010
                                                                                6.12              7.82             --    2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                   $13.95            $12.59        126,312    2018
                                                                               12.55             13.95        155,029    2017
                                                                               12.38             12.55        209,070    2016
                                                                               12.80             12.38        263,056    2015
                                                                               12.85             12.80        304,464    2014
                                                                               11.49             12.85        382,775    2013
                                                                               10.70             11.49        424,832    2012
                                                                               11.36             10.70        432,836    2011
                                                                               10.60             11.36        416,338    2010
                                                                                8.97             10.60        435,383    2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $18.24            $18.31            --     2018
                                                                          14.44             18.24            --     2017
                                                                          13.75             14.44            --     2016
                                                                          13.72             13.75            --     2015
                                                                          12.33             13.72            --     2014
                                                                           9.44             12.33            --     2013
                                                                           8.42              9.44            --     2012
                                                                           8.42              8.42            --     2011
                                                                           7.49              8.42            --     2010
                                                                           6.05              7.49            --     2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $ 9.65            $12.00            87     2017
                                                                          10.00              9.65           115     2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.51            $12.88         8,978     2018
                                                                          10.39             13.51        18,728     2017
                                                                          10.00             10.39            --     2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $11.59            $11.32        19,506     2018
                                                                          11.47             11.59         8,897     2017
                                                                          10.78             11.47        10,005     2016
                                                                          11.14             10.78        12,047     2015
                                                                          11.34             11.14        25,870     2014
                                                                          11.18             11.34        28,697     2013
                                                                          10.66             11.18        20,525     2012
                                                                          10.64             10.66         2,201     2011
                                                                           9.98             10.64         2,276     2010
                                                                           7.08              9.98        18,345     2009
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $16.08            $15.17            --     2018
                                                                          15.44             16.08            --     2017
                                                                          13.80             15.44            --     2016
                                                                          14.52             13.80            --     2015
                                                                          14.51             14.52            --     2014
                                                                          13.91             14.51            --     2013
                                                                          12.46             13.91            --     2012
                                                                          12.15             12.46            --     2011
                                                                          10.88             12.15            --     2010
                                                                           7.30             10.88            --     2009
------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                           $17.95            $18.16            --     2018
                                                                          14.35             17.95            --     2017
                                                                          14.21             14.35            --     2016
                                                                          13.70             14.21            --     2015
                                                                          12.81             13.70            --     2014
                                                                           9.39             12.81            --     2013
                                                                           8.21              9.39            --     2012
                                                                           9.72              8.21        26,367     2011
                                                                           8.45              9.72        27,684     2010
                                                                           6.70              8.45        18,986     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $16.27            $15.19         56,816    2018
                                                                         14.34             16.27         62,504    2017
                                                                         13.72             14.34         79,247    2016
                                                                         13.99             13.72         69,673    2015
                                                                         13.02             13.99         74,010    2014
                                                                         11.17             13.02         77,814    2013
                                                                          9.96             11.17         86,643    2012
                                                                         10.60              9.96         95,435    2011
                                                                          9.21             10.60        110,932    2010
                                                                          6.81              9.21        121,410    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $17.83            $16.26          7,952    2018
                                                                         15.01             17.83         14,316    2017
                                                                         14.26             15.01         11,245    2016
                                                                         14.54             14.26         53,485    2015
                                                                         13.33             14.54         59,337    2014
                                                                         10.42             13.33         78,470    2013
                                                                          9.18             10.42         91,764    2012
                                                                          9.66              9.18          3,188    2011
                                                                          8.46              9.66          3,265    2010
                                                                          6.39              8.46          3,429    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.10            $16.77             --    2018
                                                                         15.00             18.10             --    2017
                                                                         14.95             15.00             --    2016
                                                                         15.15             14.95             --    2015
                                                                         14.01             15.15             --    2014
                                                                         10.38             14.01             --    2013
                                                                          8.69             10.38             --    2012
                                                                          9.14              8.69             --    2011
                                                                          7.93              9.14             --    2010
                                                                          5.98              7.93             --    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $13.91            $12.42          9,305    2018
                                                                         12.63             13.91         11,000    2017
                                                                         10.98             12.63             43    2016
                                                                         11.74             10.98         28,995    2015
                                                                         11.08             11.74         30,590    2014
                                                                          8.87             11.08         44,069    2013
                                                                          7.76              8.87         50,247    2012
                                                                          7.89              7.76          3,085    2011
                                                                          7.02              7.89          3,241    2010
                                                                          5.54              7.02          3,240    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $16.87            $14.97             --    2018
                                                                         14.81             16.87             --    2017
                                                                         13.09             14.81             --    2016
                                                                         13.75             13.09             --    2015
                                                                         12.76             13.75             --    2014
                                                                          9.80             12.76             --    2013
                                                                          8.49              9.80             --    2012
                                                                          8.57              8.49             --    2011
                                                                          7.66              8.57             --    2010
                                                                          6.17              7.66             --    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $15.74            $20.64             50    2017
                                                                         16.10             15.74             70    2016
                                                                         15.64             16.10         19,786    2015
                                                                         14.30             15.64          9,208    2014
                                                                         10.64             14.30         11,043    2013
                                                                         10.00             10.64         13,601    2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $20.23            $19.68             --    2018
                                                                         15.36             20.23             --    2017
                                                                         15.63             15.36             --    2016
                                                                         14.97             15.63             --    2015
                                                                         13.80             14.97             --    2014
                                                                         10.39             13.80             --    2013
                                                                          9.29             10.39             --    2012
                                                                          9.51              9.29             --    2011
                                                                          7.86              9.51             --    2010
                                                                          6.29              7.86             --    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.03            $11.66         33,893    2018
                                                                         11.84             12.03         60,090    2017
                                                                         11.60             11.84         68,115    2016
                                                                         11.97             11.60         67,324    2015
                                                                         11.60             11.97         42,220    2014
                                                                         12.13             11.60         54,632    2013
                                                                         11.76             12.13         54,484    2012
                                                                         11.24             11.76          2,010    2011
                                                                         10.70             11.24          2,133    2010
                                                                          9.48             10.70          2,106    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $18.81            $15.66         12,159    2018
                                                                         15.97             18.81         13,583    2017
                                                                         14.60             15.97         17,454    2016
                                                                         15.19             14.60         17,336    2015
                                                                         14.67             15.19         33,211    2014
                                                                         11.05             14.67         32,905    2013
                                                                          9.87             11.05         40,059    2012
                                                                         11.33              9.87          1,150    2011
                                                                          9.02             11.33          1,079    2010
                                                                          6.61              9.02          1,260    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $15.93            $12.84             --    2018
                                                                         13.69             15.93             --    2017
                                                                         12.82             13.69             --    2016
                                                                         13.56             12.82             --    2015
                                                                         13.03             13.56             --    2014
                                                                         10.24             13.03             --    2013
                                                                          8.25             10.24             --    2012
                                                                          9.28              8.25             --    2011
                                                                          7.52              9.28             --    2010
                                                                          4.90              7.52             --    2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.40            $10.94        175,665    2018
                                                                         11.33             12.40        192,141    2017
                                                                         10.25             11.33        212,701    2016
                                                                         11.18             10.25        239,810    2015
                                                                         11.13             11.18        299,654    2014
                                                                          9.20             11.13        324,283    2013
                                                                          8.17              9.20        349,934    2012
                                                                          8.49              8.17        389,162    2011
                                                                          7.88              8.49        380,828    2010
                                                                          6.20              7.88        437,647    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $13.83            $12.92        251,323    2018
                                                                        12.90             13.83        308,214    2017
                                                                        11.58             12.90        348,497    2016
                                                                        12.75             11.58        418,786    2015
                                                                        12.48             12.75        491,898    2014
                                                                        11.21             12.48        621,839    2013
                                                                        10.18             11.21        667,598    2012
                                                                        10.18             10.18        710,454    2011
                                                                         9.25             10.18        698,368    2010
                                                                         6.98              9.25        780,730    2009
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $13.12            $11.65             --    2018
                                                                        12.39             13.12             --    2017
                                                                        10.93             12.39             --    2016
                                                                        11.76             10.93             --    2015
                                                                        11.24             11.76             --    2014
                                                                         8.97             11.24             --    2013
                                                                         8.04              8.97             --    2012
                                                                         8.31              8.04         27,162    2011
                                                                         7.65              8.31         32,081    2010
                                                                         6.21              7.65         52,012    2009
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $11.22            $ 9.33             --    2018
                                                                         9.69             11.22             --    2017
                                                                         9.05              9.69             --    2016
                                                                         9.90              9.05             --    2015
                                                                        10.43              9.90             --    2014
                                                                         8.16             10.43             --    2013
                                                                         6.90              8.16             --    2012
                                                                         7.59              6.90             --    2011
                                                                         7.23              7.59             --    2010
                                                                         5.65              7.23             --    2009
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.87            $ 8.79         53,117    2018
                                                                         9.03              8.87         22,811    2017
                                                                         9.24              9.03         19,351    2016
                                                                         9.46              9.24         17,104    2015
                                                                         9.68              9.46        127,885    2014
                                                                         9.91              9.68          4,766    2013
                                                                        10.00              9.91         26,690    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $17.86            $17.53         70,764    2018
                                                                        15.48             17.86         75,228    2017
                                                                        15.18             15.48         91,427    2016
                                                                        15.48             15.18        115,159    2015
                                                                        14.64             15.48        101,982    2014
                                                                        12.50             14.64        111,806    2013
                                                                        11.29             12.50        116,500    2012
                                                                        11.40             11.29        115,056    2011
                                                                        10.79             11.40        135,951    2010
                                                                         8.80             10.79        159,397    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $17.34            $22.03            23     2017
                                                                        17.41             17.34         9,661     2016
                                                                        15.92             17.41        10,986     2015
                                                                        15.02             15.92        13,582     2014
                                                                        11.75             15.02        17,068     2013
                                                                         9.71             11.75        19,944     2012
                                                                        10.68              9.71        17,829     2011
                                                                        10.26             10.68        19,553     2010
                                                                         7.19             10.26        49,531     2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $18.89            $16.88            --     2018
                                                                        16.67             18.89            --     2017
                                                                        16.91             16.67            --     2016
                                                                        17.65             16.91            --     2015
                                                                        15.04             17.65            --     2014
                                                                        10.45             15.04            --     2013
                                                                         9.03             10.45            --     2012
                                                                         9.04              9.03            --     2011
                                                                         7.42              9.04            --     2010
                                                                         5.66              7.42            --     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.66            $10.38            --     2018
                                                                        10.39             11.66            --     2017
                                                                         9.41             10.39            --     2016
                                                                         9.92              9.41            --     2015
                                                                        10.00              9.92            --     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $17.88            $16.47            --     2018
                                                                        14.87             17.88            --     2017
                                                                        14.05             14.87            --     2016
                                                                        14.39             14.05            --     2015
                                                                        13.30             14.39            --     2014
                                                                        10.34             13.30            --     2013
                                                                         8.90             10.34            --     2012
                                                                         9.34              8.90            --     2011
                                                                         8.62              9.34            --     2010
                                                                         6.97              8.62            --     2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $14.14            $13.00        34,343     2018
                                                                        12.92             14.14        35,869     2017
                                                                        12.15             12.92        38,784     2016
                                                                        12.51             12.15        19,812     2015
                                                                        11.83             12.51        20,013     2014
                                                                        10.19             11.83        26,963     2013
                                                                         9.41             10.19        27,713     2012
                                                                         9.48              9.41        30,065     2011
                                                                         8.85              9.48        61,862     2010
                                                                         7.69              8.85        63,455     2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $16.29            $16.04            --     2018
                                                                        14.56             16.29            --     2017
                                                                        13.40             14.56            --     2016
                                                                        16.08             13.40            --     2015
                                                                        14.64             16.08            --     2014
                                                                        12.46             14.64            --     2013
                                                                        11.27             12.46            --     2012
                                                                        10.83             11.27            --     2011
                                                                         9.76             10.83            --     2010
                                                                         7.52              9.76            --     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $12.51            $12.29             --    2018
                                                                           9.99             12.51             --    2017
                                                                           9.66              9.99             --    2016
                                                                          10.00              9.66             --    2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $15.91            $14.62             --    2018
                                                                          12.88             15.91             --    2017
                                                                          13.51             12.88             --    2016
                                                                          13.39             13.51             --    2015
                                                                          11.90             13.39             --    2014
                                                                           9.41             11.90             --    2013
                                                                           8.46              9.41             --    2012
                                                                           8.78              8.46             --    2011
                                                                           8.24              8.78             --    2010
                                                                           5.85              8.24             --    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $ 9.73            $ 8.98         30,114    2018
                                                                           9.14              9.73         31,496    2017
                                                                           8.91              9.14         32,287    2016
                                                                           9.07              8.91         11,970    2015
                                                                           8.59              9.07         13,821    2014
                                                                           7.80              8.59         15,461    2013
                                                                           7.12              7.80         16,600    2012
                                                                           7.26              7.12         18,103    2011
                                                                           6.59              7.26         19,973    2010
                                                                           5.55              6.59         38,522    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $16.33            $14.94             --    2018
                                                                          13.01             16.33             --    2017
                                                                          13.04             13.01             --    2016
                                                                          12.55             13.04             --    2015
                                                                          12.17             12.55             --    2014
                                                                           9.19             12.17             --    2013
                                                                           8.10              9.19             --    2012
                                                                           8.22              8.10             --    2011
                                                                           6.61              8.22             --    2010
                                                                           5.12              6.61             --    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $16.00            $13.53          5,722    2018
                                                                          12.01             16.00         12,800    2017
                                                                          12.31             12.01         14,045    2016
                                                                          12.15             12.31         20,749    2015
                                                                          12.19             12.15         23,442    2014
                                                                           9.83             12.19         19,506    2013
                                                                           8.31              9.83         22,110    2012
                                                                           9.30              8.31         26,024    2011
                                                                           8.23              9.30         28,656    2010
                                                                           6.04              8.23         28,906    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $16.53            $14.84         33,589    2018
                                                                          14.51             16.53         30,685    2017
                                                                          13.34             14.51         38,587    2016
                                                                          13.24             13.34         28,623    2015
                                                                          12.28             13.24         32,496    2014
                                                                           9.56             12.28         38,652    2013
                                                                           8.39              9.56         45,393    2012
                                                                           8.62              8.39        103,702    2011
                                                                           7.61              8.62        123,979    2010
                                                                           6.09              7.61         72,715    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $18.16            $15.87          5,201    2018
                                                                              16.32             18.16          8,387    2017
                                                                              14.19             16.32         10,314    2016
                                                                              15.47             14.19         17,852    2015
                                                                              14.18             15.47         18,721    2014
                                                                              10.32             14.18         34,311    2013
                                                                               8.98             10.32         43,419    2012
                                                                               9.41              8.98         50,253    2011
                                                                               7.83              9.41         58,511    2010
                                                                               5.85              7.83         12,484    2009
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $13.18            $12.17             --    2018
                                                                              11.90             13.18             --    2017
                                                                              10.78             11.90             --    2016
                                                                              12.15             10.78             --    2015
                                                                              12.38             12.15             --    2014
                                                                              12.66             12.38             --    2013
                                                                              11.29             12.66             --    2012
                                                                              11.34             11.29             --    2011
                                                                              10.27             11.34             --    2010
                                                                               8.65             10.27             --    2009
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $15.02            $14.29          8,196    2018
                                                                              14.42             15.02          6,969    2017
                                                                              13.13             14.42          8,096    2016
                                                                              13.66             13.13         24,669    2015
                                                                              13.53             13.66         15,882    2014
                                                                              13.10             13.53         11,497    2013
                                                                              11.73             13.10         11,005    2012
                                                                              11.62             11.73         18,529    2011
                                                                              10.39             11.62         22,958    2010
                                                                               7.58             10.39         15,388    2009
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.38            $15.62          7,662    2018
                                                                              15.38             16.38          6,207    2017
                                                                              15.64             15.38          7,392    2016
                                                                              16.23             15.64             --    2015
                                                                              13.40             16.23             --    2014
                                                                              15.75             13.40          1,084    2013
                                                                              15.44             15.75            818    2012
                                                                              12.36             15.44          1,564    2011
                                                                              11.34             12.36          1,908    2010
                                                                              12.14             11.34         15,757    2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.97            $10.75         10,986    2018
                                                                              11.07             10.97          9,685    2017
                                                                              11.18             11.07         10,683    2016
                                                                              11.40             11.18         29,035    2015
                                                                              11.57             11.40         82,032    2014
                                                                              11.86             11.57         88,018    2013
                                                                              11.47             11.86         79,516    2012
                                                                              11.61             11.47         87,652    2011
                                                                              11.29             11.61        104,078    2010
                                                                              10.20             11.29        124,445    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $13.61            $13.22        32,874     2018
                                                                 13.27             13.61        53,212     2017
                                                                 13.23             13.27        60,868     2016
                                                                 13.48             13.23        73,403     2015
                                                                 13.23             13.48        42,812     2014
                                                                 13.82             13.23        53,786     2013
                                                                 12.91             13.82        47,894     2012
                                                                 12.75             12.91        57,912     2011
                                                                 12.07             12.75        71,586     2010
                                                                 10.83             12.07        34,643     2009
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $17.57            $16.19            --     2018
                                                                 13.86             17.57            --     2017
                                                                 14.02             13.86            --     2016
                                                                 13.55             14.02            --     2015
                                                                 13.00             13.55            --     2014
                                                                 10.29             13.00         1,158     2013
                                                                  9.52             10.29         1,294     2012
                                                                 10.20              9.52         2,390     2011
                                                                  9.73             10.20         2,424     2010
                                                                  6.32              9.73         2,402     2009
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $22.06            $21.30            --     2018
                                                                 16.59             22.06            --     2017
                                                                 17.20             16.59            --     2016
                                                                 15.85             17.20            --     2015
                                                                 14.81             15.85            --     2014
                                                                 11.05             14.81            --     2013
                                                                  9.78             11.05            --     2012
                                                                 10.02              9.78            --     2011
                                                                  9.20             10.02            --     2010
                                                                  6.60              9.20            --     2009
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 7.29            $ 5.81        26,583     2018
                                                                  7.50              7.29        21,502     2017
                                                                  6.15              7.50        14,747     2016
                                                                  8.84              6.15        10,186     2015
                                                                 11.28              8.84         8,217     2014
                                                                 10.52             11.28         7,319     2013
                                                                 11.10             10.52         7,237     2012
                                                                 14.08             11.10           495     2011
                                                                 11.31             14.08           451     2010
                                                                  6.56             11.31         7,592     2009
---------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                         $26.56            $25.47            --     2018
                                                                 20.73             26.56            --     2017
                                                                 20.02             20.73            --     2016
                                                                 18.93             20.02            --     2015
                                                                 16.50             18.93            --     2014
                                                                 12.54             16.50            --     2013
                                                                 10.99             12.54            --     2012
                                                                 11.01             10.99            --     2011
                                                                  9.51             11.01            --     2010
                                                                  6.41              9.51            --     2009
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.09            $10.68            --     2018
                                                                10.99             11.09            --     2017
                                                                10.93             10.99            --     2016
                                                                11.23             10.93            --     2015
                                                                10.94             11.23            --     2014
                                                                11.34             10.94            --     2013
                                                                10.99             11.34            --     2012
                                                                10.49             10.99            --     2011
                                                                 9.98             10.49            --     2010
                                                                 9.47              9.98            --     2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $20.18            $19.19            --     2018
                                                                16.10             20.18            --     2017
                                                                16.08             16.10            --     2016
                                                                15.93             16.08            --     2015
                                                                14.30             15.93            --     2014
                                                                10.85             14.30            --     2013
                                                                 9.19             10.85            --     2012
                                                                 9.36              9.19            --     2011
                                                                 8.58              9.36            --     2010
                                                                 6.33              8.58            --     2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $15.40            $14.19         5,329     2018
                                                                14.90             15.40         6,678     2017
                                                                14.12             14.90         7,753     2016
                                                                13.82             14.12         9,215     2015
                                                                10.72             13.82        10,410     2014
                                                                10.70             10.72        21,710     2013
                                                                 9.37             10.70         6,814     2012
                                                                 8.73              9.37         7,848     2011
                                                                 6.93              8.73        10,339     2010
                                                                 5.23              6.93        11,456     2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $17.76            $16.53            --     2018
                                                                14.96             17.76            --     2017
                                                                13.72             14.96            --     2016
                                                                13.89             13.72            --     2015
                                                                12.55             13.89            --     2014
                                                                 9.73             12.55           906     2013
                                                                 8.61              9.73         1,027     2012
                                                                 8.67              8.61         2,059     2011
                                                                 7.72              8.67         2,170     2010
                                                                 6.26              7.72         2,224     2009
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $18.58            $16.39            --     2018
                                                                16.87             18.58            --     2017
                                                                13.95             16.87            --     2016
                                                                14.89             13.95            --     2015
                                                                14.69             14.89            --     2014
                                                                10.98             14.69            --     2013
                                                                 9.81             10.98            --     2012
                                                                 9.74              9.81            --     2011
                                                                 7.82              9.74            --     2010
                                                                 6.11              7.82            --     2009
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares          $12.71            $11.59         458,954   2018
                                                       11.28             12.71         525,811   2017
                                                       10.89             11.28         616,378   2016
                                                       11.29             10.89         708,365   2015
                                                       11.00             11.29         795,889   2014
                                                        9.82             11.00       1,026,074   2013
                                                        8.96              9.82       1,130,988   2012
                                                        9.46              8.96       1,217,767   2011
                                                        8.85              9.46       1,309,252   2010
                                                        7.52              8.85       1,413,333   2009
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $16.80            $15.85              --   2018
                                                       14.34             16.80              --   2017
                                                       13.42             14.34              --   2016
                                                       14.06             13.42              --   2015
                                                       12.76             14.06              --   2014
                                                        9.76             12.76              --   2013
                                                        8.62              9.76              --   2012
                                                        9.09              8.62              --   2011
                                                        8.44              9.09              --   2010
                                                        6.56              8.44              --   2009
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $24.17            $23.68              --   2018
                                                       18.38             24.17              --   2017
                                                       18.72             18.38              --   2016
                                                       18.90             18.72              --   2015
                                                       18.63             18.90              --   2014
                                                       13.63             18.63              --   2013
                                                       11.59             13.63              --   2012
                                                       12.56             11.59              --   2011
                                                       10.00             12.56              --   2010
-----------------------------------------------------------------------------------------------------

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.06            $11.95         77,274    2018
                                                            11.55             13.06         90,452    2017
                                                            11.30             11.55        118,489    2016
                                                            11.41             11.30        117,405    2015
                                                            10.89             11.41        138,314    2014
                                                             9.58             10.89        157,697    2013
                                                             8.64              9.58        181,673    2012
                                                             9.11              8.64        209,185    2011
                                                             8.45              9.11        227,977    2010
                                                             6.94              8.45        218,800    2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $15.65            $13.77             --    2018
                                                            11.74             15.65             --    2017
                                                            12.11             11.74             --    2016
                                                            12.06             12.11             --    2015
                                                            11.76             12.06             --    2014
                                                             9.79             11.76             --    2013
                                                             8.84              9.79             --    2012
                                                            11.80              8.84             --    2011
                                                            10.17             11.80             --    2010
                                                             6.79             10.17             --    2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $19.40            $17.86             --    2018
                                                            16.72             19.40             --    2017
                                                            15.39             16.72             --    2016
                                                            15.52             15.39             --    2015
                                                            14.52             15.52             --    2014
                                                            11.03             14.52             --    2013
                                                             9.62             11.03             --    2012
                                                             9.27              9.62             --    2011
                                                             8.40              9.27             --    2010
                                                             7.14              8.40             --    2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.22            $ 7.70        106,298    2018
                                                             8.36             10.22        105,328    2017
                                                             8.61              8.36        322,523    2016
                                                             8.60              8.61        254,342    2015
                                                             9.40              8.60        231,405    2014
                                                             7.83              9.40        187,950    2013
                                                             7.01              7.83        390,656    2012
                                                             8.90              7.01        347,384    2011
                                                             8.73              8.90        307,558    2010
                                                             6.64              8.73        306,091    2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $22.41            $22.42             --    2018
                                                            17.40             22.41             --    2017
                                                            17.38             17.40             --    2016
                                                            16.03             17.38             --    2015
                                                            14.40             16.03             --    2014
                                                            10.75             14.40             --    2013
                                                             9.42             10.75             --    2012
                                                            10.00              9.42             --    2011
                                                             9.31             10.00             --    2010
                                                             6.94              9.31             --    2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $20.91            $20.22             --    2018
                                                                        15.98             20.91             --    2017
                                                                        15.38             15.98             --    2016
                                                                        15.97             15.38             --    2015
                                                                        16.68             15.97         63,657    2014
                                                                        11.73             16.68             --    2013
                                                                        10.46             11.73             --    2012
                                                                        10.26             10.46             --    2011
                                                                         7.68             10.26             --    2010
                                                                         5.56              7.68             --    2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.58            $16.57             --    2018
                                                                        14.12             17.58             --    2017
                                                                        14.11             14.12             --    2016
                                                                        13.74             14.11             --    2015
                                                                        12.96             13.74             --    2014
                                                                         9.45             12.96             --    2013
                                                                        10.00              9.45             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $19.39            $16.61             69    2018
                                                                        16.86             19.39             69    2017
                                                                        14.73             16.86        135,961    2016
                                                                        16.06             14.73            220    2015
                                                                        15.05             16.06            210    2014
                                                                        11.35             15.05            221    2013
                                                                         9.76             11.35            259    2012
                                                                        10.19              9.76            279    2011
                                                                         9.00             10.19            839    2010
                                                                         7.17              9.00          2,149    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.72            $14.81        237,276    2018
                                                                        15.11             16.72        212,699    2017
                                                                        14.01             15.11        227,784    2016
                                                                        15.20             14.01             --    2015
                                                                        14.37             15.20             --    2014
                                                                        11.37             14.37             --    2013
                                                                        10.21             11.37             --    2012
                                                                        10.44             10.21             --    2011
                                                                         9.75             10.44             --    2010
                                                                         7.77              9.75             --    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $15.40            $13.59         94,289    2018
                                                                        14.21             15.40        113,924    2017
                                                                        12.65             14.21        111,602    2016
                                                                        13.28             12.65        123,976    2015
                                                                        12.49             13.28        125,725    2014
                                                                        10.22             12.49        153,242    2013
                                                                         9.30             10.22        141,063    2012
                                                                         9.63              9.30        146,926    2011
                                                                         8.79              9.63        147,548    2010
                                                                         7.34              8.79        126,837    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $16.41            $13.61         80,927    2018
                                                                               13.67             16.41         87,227    2017
                                                                               14.07             13.67         56,832    2016
                                                                               14.78             14.07        154,758    2015
                                                                               15.10             14.78        101,976    2014
                                                                               13.00             15.10        116,795    2013
                                                                               11.54             13.00        138,894    2012
                                                                               12.68             11.54        106,278    2011
                                                                               11.51             12.68        107,799    2010
                                                                                8.73             11.51        172,711    2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $13.92            $10.98             --    2018
                                                                               12.14             13.92             --    2017
                                                                               10.53             12.14             --    2016
                                                                               12.05             10.53             --    2015
                                                                               11.58             12.05             --    2014
                                                                                8.88             11.58             --    2013
                                                                                7.72              8.88             --    2012
                                                                                8.17              7.72             --    2011
                                                                                7.81              8.17             --    2010
                                                                                5.41              7.81             --    2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.62            $11.05        125,047    2018
                                                                               11.46             11.62        122,415    2017
                                                                               11.23             11.46        134,969    2016
                                                                               11.77             11.23         38,806    2015
                                                                               11.65             11.77        212,840    2014
                                                                               13.02             11.65        244,276    2013
                                                                               12.40             13.02        265,101    2012
                                                                               11.34             12.40        245,475    2011
                                                                               11.03             11.34        295,916    2010
                                                                               10.23             11.03        471,804    2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $19.04            $17.38             --    2018
                                                                               17.10             19.04             --    2017
                                                                               14.17             17.10             --    2016
                                                                               15.54             14.17             --    2015
                                                                               15.12             15.54             --    2014
                                                                               10.88             15.12             --    2013
                                                                                9.82             10.88             --    2012
                                                                               10.31              9.82             --    2011
                                                                                8.22             10.31             --    2010
                                                                                6.56              8.22             --    2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $18.33            $16.47         49,285    2018
                                                                               17.35             18.33         58,032    2017
                                                                               15.07             17.35        109,689    2016
                                                                               16.42             15.07             --    2015
                                                                               15.31             16.42             --    2014
                                                                               11.37             15.31             --    2013
                                                                               10.22             11.37             --    2012
                                                                               10.75             10.22             --    2011
                                                                                9.77             10.75             --    2010
                                                                                7.63              9.77             --    2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $16.60            $15.00         786,971   2018
                                                                          14.93             16.60         881,451   2017
                                                                          14.70             14.93       1,009,148   2016
                                                                          15.18             14.70       1,103,269   2015
                                                                          15.23             15.18       1,286,002   2014
                                                                          13.61             15.23       1,544,739   2013
                                                                          12.66             13.61       1,754,496   2012
                                                                          13.43             12.66       1,956,672   2011
                                                                          12.51             13.43       2,025,643   2010
                                                                          10.58             12.51       2,085,447   2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $21.08            $21.19              --   2018
                                                                          16.68             21.08              --   2017
                                                                          15.86             16.68              --   2016
                                                                          15.82             15.86              --   2015
                                                                          14.19             15.82              --   2014
                                                                          10.86             14.19              --   2013
                                                                           9.67             10.86              --   2012
                                                                           9.67              9.67              --   2011
                                                                           8.59              9.67              --   2010
                                                                           6.93              8.59              --   2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.02            $ 9.78             145   2018
                                                                           9.66             12.02             134   2017
                                                                          10.00              9.66             149   2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.53            $12.91          63,133   2018
                                                                          10.40             13.53         130,582   2017
                                                                          10.00             10.40              --   2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $12.12            $11.85         115,454   2018
                                                                          11.98             12.12          58,439   2017
                                                                          11.25             11.98          64,434   2016
                                                                          11.62             11.25          77,710   2015
                                                                          11.81             11.62         173,141   2014
                                                                          11.63             11.81         194,060   2013
                                                                          11.08             11.63         154,057   2012
                                                                          11.05             11.08             190   2011
                                                                          10.35             11.05             616   2010
                                                                           7.33             10.35         128,480   2009
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $17.71            $16.73              --   2018
                                                                          17.00             17.71              --   2017
                                                                          15.17             17.00              --   2016
                                                                          15.95             15.17              --   2015
                                                                          15.92             15.95              --   2014
                                                                          15.25             15.92              --   2013
                                                                          13.65             15.25              --   2012
                                                                          13.30             13.65              --   2011
                                                                          11.89             13.30              --   2010
                                                                           7.97             11.89              --   2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $21.56            $21.84             --    2018
                                                                         17.22             21.56             --    2017
                                                                         17.03             17.22             --    2016
                                                                         16.40             17.03             --    2015
                                                                         15.33             16.40             --    2014
                                                                         11.22             15.33             --    2013
                                                                          9.80             11.22             --    2012
                                                                         11.59              9.80        186,881    2011
                                                                         10.06             11.59        175,909    2010
                                                                          7.97             10.06        131,243    2009
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $17.12            $16.00        230,448    2018
                                                                         15.07             17.12        270,083    2017
                                                                         14.40             15.07        303,657    2016
                                                                         14.68             14.40        345,222    2015
                                                                         13.64             14.68        383,465    2014
                                                                         11.69             13.64        456,692    2013
                                                                         10.41             11.69        489,441    2012
                                                                         11.07             10.41        539,352    2011
                                                                          9.61             11.07        527,360    2010
                                                                          7.10              9.61        585,401    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $21.07            $19.24         43,273    2018
                                                                         17.72             21.07         84,843    2017
                                                                         16.82             17.72         65,514    2016
                                                                         17.12             16.82        311,348    2015
                                                                         15.68             17.12        353,725    2014
                                                                         12.24             15.68        485,375    2013
                                                                         10.78             12.24        634,581    2012
                                                                         11.34             10.78            251    2011
                                                                          9.91             11.34            757    2010
                                                                          7.48              9.91          1,970    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $22.08            $20.48             --    2018
                                                                         18.28             22.08             --    2017
                                                                         18.21             18.28             --    2016
                                                                         18.43             18.21             --    2015
                                                                         17.03             18.43             --    2014
                                                                         12.59             17.03             --    2013
                                                                         10.53             12.59             --    2012
                                                                         11.08             10.53             --    2011
                                                                          9.60             11.08             --    2010
                                                                          7.23              9.60             --    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $17.31            $15.49         53,439    2018
                                                                         15.71             17.31         62,326    2017
                                                                         13.65             15.71            824    2016
                                                                         14.57             13.65        161,154    2015
                                                                         13.74             14.57        173,675    2014
                                                                         10.99             13.74        255,718    2013
                                                                          9.60             10.99        325,935    2012
                                                                          9.75              9.60            227    2011
                                                                          8.68              9.75            707    2010
                                                                          6.83              8.68          1,785    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $19.98            $17.74             --    2018
                                                                  17.52             19.98             --    2017
                                                                  15.46             17.52             --    2016
                                                                  16.22             15.46             --    2015
                                                                  15.05             16.22             --    2014
                                                                  11.55             15.05             --    2013
                                                                   9.99             11.55             --    2012
                                                                  10.07              9.99             --    2011
                                                                   8.99             10.07             --    2010
                                                                   7.24              8.99             --    2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $20.76            $22.78          1,431    2018
                                                                  15.82             20.76          1,561    2017
                                                                  16.17             15.82          1,564    2016
                                                                  15.69             16.17        136,481    2015
                                                                  14.33             15.69         65,269    2014
                                                                  10.65             14.33         82,621    2013
                                                                  10.00             10.65        112,199    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $22.73            $22.13             --    2018
                                                                  17.24             22.73             --    2017
                                                                  17.53             17.24             --    2016
                                                                  16.76             17.53             --    2015
                                                                  15.44             16.76             --    2014
                                                                  11.61             15.44             --    2013
                                                                  10.37             11.61             --    2012
                                                                  10.61             10.37             --    2011
                                                                   8.76             10.61             --    2010
                                                                   7.00              8.76             --    2009
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.16            $11.80        235,321    2018
                                                                  11.96             12.16        407,708    2017
                                                                  11.70             11.96        452,664    2016
                                                                  12.07             11.70        446,706    2015
                                                                  11.68             12.07        291,949    2014
                                                                  12.20             11.68        390,493    2013
                                                                  11.81             12.20        439,214    2012
                                                                  11.28             11.81            178    2011
                                                                  10.73             11.28            605    2010
                                                                   9.50             10.73          1,640    2009
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $22.42            $18.69         72,644    2018
                                                                  19.02             22.42         80,084    2017
                                                                  17.37             19.02        100,927    2016
                                                                  18.06             17.37        100,355    2015
                                                                  17.41             18.06        196,718    2014
                                                                  13.11             17.41        202,928    2013
                                                                  11.70             13.11        275,299    2012
                                                                  13.42             11.70             92    2011
                                                                  10.67             13.42            252    2010
                                                                   7.81             10.67            729    2009
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $19.67            $15.87             --    2018
                                                                  16.89             19.67             --    2017
                                                                  15.80             16.89             --    2016
                                                                  16.69             15.80             --    2015
                                                                  16.02             16.69             --    2014
                                                                  12.58             16.02             --    2013
                                                                  10.13             12.58             --    2012
                                                                  11.38             10.13             --    2011
                                                                   9.21             11.38             --    2010
                                                                   5.99              9.21             --    2009
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.53            $11.07         618,331   2018
                                                                         11.44             12.53         701,685   2017
                                                                         10.34             11.44         803,856   2016
                                                                         11.27             10.34       1,025,408   2015
                                                                         11.20             11.27       1,207,896   2014
                                                                          9.26             11.20       1,396,045   2013
                                                                          8.21              9.26       1,633,981   2012
                                                                          8.52              8.21       1,840,498   2011
                                                                          7.90              8.52       2,076,358   2010
                                                                          6.20              7.90       2,312,247   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.00            $14.97       1,291,526   2018
                                                                         14.92             16.00       1,521,825   2017
                                                                         13.37             14.92       1,851,466   2016
                                                                         14.71             13.37       2,178,749   2015
                                                                         14.38             14.71       2,505,500   2014
                                                                         12.91             14.38       2,974,462   2013
                                                                         11.71             12.91       3,619,698   2012
                                                                         11.70             11.71       4,081,261   2011
                                                                         10.62             11.70       4,724,970   2010
                                                                          8.00             10.62       5,340,135   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.41            $12.81              --   2018
                                                                         13.59             14.41              --   2017
                                                                         11.98             13.59              --   2016
                                                                         12.88             11.98              --   2015
                                                                         12.30             12.88              --   2014
                                                                          9.80             12.30              --   2013
                                                                          8.77              9.80              --   2012
                                                                          9.06              8.77         210,972   2011
                                                                          8.33              9.06         223,096   2010
                                                                          6.76              8.33         392,986   2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $12.45            $10.37              --   2018
                                                                         10.74             12.45              --   2017
                                                                         10.02             10.74              --   2016
                                                                         10.95             10.02              --   2015
                                                                         11.52             10.95              --   2014
                                                                          9.01             11.52              --   2013
                                                                          7.61              9.01              --   2012
                                                                          8.36              7.61              --   2011
                                                                          7.96              8.36              --   2010
                                                                          6.21              7.96              --   2009
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 8.92            $ 8.85          70,332   2018
                                                                          9.07              8.92         150,687   2017
                                                                          9.27              9.07          69,458   2016
                                                                          9.48              9.27         164,692   2015
                                                                          9.69              9.48         130,656   2014
                                                                          9.91              9.69          84,219   2013
                                                                         10.00              9.91         154,641   2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $20.43            $20.06        109,460    2018
                                                                        17.68             20.43        132,931    2017
                                                                        17.33             17.68        149,290    2016
                                                                        17.65             17.33        167,170    2015
                                                                        16.67             17.65        187,698    2014
                                                                        14.23             16.67        207,370    2013
                                                                        12.83             14.23        278,239    2012
                                                                        12.94             12.83        396,785    2011
                                                                        12.24             12.94        428,614    2010
                                                                         9.97             12.24        420,017    2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $25.23            $25.10             47    2018
                                                                        19.85             25.23             52    2017
                                                                        19.90             19.85         57,778    2016
                                                                        18.18             19.90         65,790    2015
                                                                        17.14             18.18         83,393    2014
                                                                        13.39             17.14        102,654    2013
                                                                        11.05             13.39        134,509    2012
                                                                        12.15             11.05        110,666    2011
                                                                        11.66             12.15        111,642    2010
                                                                         8.17             11.66        339,886    2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $21.67            $19.37             --    2018
                                                                        19.10             21.67             --    2017
                                                                        19.35             19.10             --    2016
                                                                        20.18             19.35             --    2015
                                                                        17.18             20.18             --    2014
                                                                        11.92             17.18             --    2013
                                                                        10.29             11.92             --    2012
                                                                        10.30             10.29             --    2011
                                                                         8.44             10.30             --    2010
                                                                         6.43              8.44             --    2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.69            $10.42             --    2018
                                                                        10.41             11.69             --    2017
                                                                         9.42             10.41             --    2016
                                                                         9.92              9.42             --    2015
                                                                        10.00              9.92             --    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $21.03            $19.39             --    2018
                                                                        17.48             21.03             --    2017
                                                                        16.50             17.48             --    2016
                                                                        16.87             16.50             --    2015
                                                                        15.58             16.87             --    2014
                                                                        12.10             15.58             --    2013
                                                                        10.41             12.10             --    2012
                                                                        10.91             10.41             --    2011
                                                                        10.06             10.91             --    2010
                                                                         8.13             10.06             --    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $15.91            $14.65        176,371    2018
                                                                          14.52             15.91        199,385    2017
                                                                          13.64             14.52        226,005    2016
                                                                          14.03             13.64        244,573    2015
                                                                          13.26             14.03        280,575    2014
                                                                          11.42             13.26        319,887    2013
                                                                          10.52             11.42        389,188    2012
                                                                          10.59             10.52        413,964    2011
                                                                           9.88             10.59        443,416    2010
                                                                           8.58              9.88        444,672    2009
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $21.27            $20.97             --    2018
                                                                          19.00             21.27             --    2017
                                                                          17.46             19.00             --    2016
                                                                          20.94             17.46             --    2015
                                                                          19.04             20.94             --    2014
                                                                          16.20             19.04             --    2013
                                                                          14.63             16.20             --    2012
                                                                          14.04             14.63             --    2011
                                                                          12.65             14.04             --    2010
                                                                           9.73             12.65             --    2009
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $12.54            $12.34             --    2018
                                                                          10.01             12.54             --    2017
                                                                           9.67             10.01             --    2016
                                                                          10.00              9.67             --    2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $18.09            $16.63             --    2018
                                                                          14.62             18.09             --    2017
                                                                          15.32             14.62             --    2016
                                                                          15.17             15.32             --    2015
                                                                          13.47             15.17             --    2014
                                                                          10.64             13.47             --    2013
                                                                           9.56             10.64             --    2012
                                                                           9.91              9.56             --    2011
                                                                           9.29              9.91             --    2010
                                                                           6.59              9.29             --    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.76            $ 9.94         54,994    2018
                                                                          10.10             10.76         65,189    2017
                                                                           9.84             10.10         71,580    2016
                                                                          10.00              9.84         83,906    2015
                                                                           9.47             10.00         99,672    2014
                                                                           8.58              9.47        120,093    2013
                                                                           7.83              8.58        137,939    2012
                                                                           7.97              7.83        153,386    2011
                                                                           7.24              7.97        184,875    2010
                                                                           6.08              7.24        201,115    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $17.71            $16.23             --    2018
                                                                          14.10             17.71             --    2017
                                                                          14.12             14.10             --    2016
                                                                          13.58             14.12             --    2015
                                                                          13.15             13.58             --    2014
                                                                           9.92             13.15             --    2013
                                                                           8.73              9.92             --    2012
                                                                           8.85              8.73             --    2011
                                                                           7.12              8.85             --    2010
                                                                           5.50              7.12             --    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $19.69            $16.68         32,732    2018
                                                                          14.77             19.69         72,186    2017
                                                                          15.12             14.77         77,673    2016
                                                                          14.92             15.12        115,371    2015
                                                                          14.95             14.92        133,294    2014
                                                                          12.03             14.95        117,619    2013
                                                                          10.17             12.03        149,770    2012
                                                                          11.37             10.17        180,071    2011
                                                                          10.05             11.37        177,741    2010
                                                                           7.37             10.05        194,664    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $19.67            $17.68        198,946    2018
                                                                          17.24             19.67        179,552    2017
                                                                          15.84             17.24        222,582    2016
                                                                          15.71             15.84        164,891    2015
                                                                          14.55             15.71        191,556    2014
                                                                          11.32             14.55        241,298    2013
                                                                           9.92             11.32        317,252    2012
                                                                          10.18              9.92        743,537    2011
                                                                           8.99             10.18        795,898    2010
                                                                           7.18              8.99        506,954    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $21.70            $18.99         28,342    2018
                                                                          19.48             21.70         48,860    2017
                                                                          16.93             19.48         59,287    2016
                                                                          18.43             16.93        102,508    2015
                                                                          16.88             18.43        110,358    2014
                                                                          12.27             16.88        208,469    2013
                                                                          10.66             12.27        295,982    2012
                                                                          11.17             10.66        344,590    2011
                                                                           9.28             11.17        361,935    2010
                                                                           6.93              9.28         72,315    2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $13.83            $12.79             --    2018
                                                                          12.47             13.83             --    2017
                                                                          11.29             12.47             --    2016
                                                                          12.72             11.29             --    2015
                                                                          12.94             12.72             --    2014
                                                                          13.22             12.94             --    2013
                                                                          11.77             13.22          2,757    2012
                                                                          11.81             11.77             --    2011
                                                                          10.69             11.81             --    2010
                                                                           9.00             10.69             --    2009
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $16.32            $15.54         52,870    2018
                                                                          15.65             16.32         43,340    2017
                                                                          14.23             15.65         49,454    2016
                                                                          14.80             14.23        153,685    2015
                                                                          14.64             14.80        102,392    2014
                                                                          14.16             14.64         78,301    2013
                                                                          12.67             14.16         84,325    2012
                                                                          12.53             12.67        145,431    2011
                                                                          11.19             12.53        162,669    2010
                                                                           8.16             11.19        117,480    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.65            $15.89         52,983    2018
                                                                              15.62             16.65         42,788    2017
                                                                              15.86             15.62         49,805    2016
                                                                              16.45             15.86            160    2015
                                                                              13.56             16.45            158    2014
                                                                              15.93             13.56            187    2013
                                                                              15.60             15.93            144    2012
                                                                              12.48             15.60            135    2011
                                                                              11.43             12.48            922    2010
                                                                              12.22             11.43        113,860    2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.27            $11.06         75,559    2018
                                                                              11.37             11.27         63,301    2017
                                                                              11.47             11.37         68,363    2016
                                                                              11.69             11.47        195,323    2015
                                                                              11.85             11.69        562,783    2014
                                                                              12.13             11.85        579,385    2013
                                                                              11.72             12.13        613,396    2012
                                                                              11.85             11.72        625,499    2011
                                                                              11.51             11.85        684,564    2010
                                                                              10.38             11.51        912,206    2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.01            $13.63        224,247    2018
                                                                              13.65             14.01        354,347    2017
                                                                              13.59             13.65        396,952    2016
                                                                              13.84             13.59        480,502    2015
                                                                              13.57             13.84        290,704    2014
                                                                              14.15             13.57        378,266    2013
                                                                              13.20             14.15        396,486    2012
                                                                              13.03             13.20        464,146    2011
                                                                              12.32             13.03        516,588    2010
                                                                              11.05             12.32        264,413    2009
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $21.22            $19.56             47    2018
                                                                              16.72             21.22             50    2017
                                                                              16.89             16.72             57    2016
                                                                              16.31             16.89            153    2015
                                                                              15.63             16.31            163    2014
                                                                              12.35             15.63            168    2013
                                                                              11.42             12.35            190    2012
                                                                              12.23             11.42            187    2011
                                                                              11.65             12.23            557    2010
                                                                               7.57             11.65          1,361    2009
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $23.97            $23.17             --    2018
                                                                              18.00             23.97             --    2017
                                                                              18.65             18.00             --    2016
                                                                              17.17             18.65             --    2015
                                                                              16.02             17.17             --    2014
                                                                              11.95             16.02             --    2013
                                                                              10.56             11.95             --    2012
                                                                              10.81             10.56             --    2011
                                                                               9.91             10.81             --    2010
                                                                               7.11              9.91             --    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 9.68            $ 7.72        140,951    2018
                                                                 9.95              9.68        113,348    2017
                                                                 8.15              9.95         75,922    2016
                                                                11.71              8.15         52,487    2015
                                                                14.93             11.71         43,541    2014
                                                                13.90             14.93         39,013    2013
                                                                14.65             13.90         43,376    2012
                                                                18.57             14.65             37    2011
                                                                14.89             18.57             93    2010
                                                                 8.63             14.89         44,646    2009
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $29.78            $28.59             --    2018
                                                                23.22             29.78             --    2017
                                                                22.40             23.22             --    2016
                                                                21.16             22.40             --    2015
                                                                18.42             21.16             --    2014
                                                                13.99             18.42             --    2013
                                                                12.25             13.99             --    2012
                                                                12.26             12.25             --    2011
                                                                10.58             12.26             --    2010
                                                                 7.12             10.58             --    2009
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.49            $11.08             --    2018
                                                                11.38             11.49             --    2017
                                                                11.30             11.38             --    2016
                                                                11.60             11.30             --    2015
                                                                11.29             11.60             --    2014
                                                                11.70             11.29             --    2013
                                                                11.32             11.70             --    2012
                                                                10.79             11.32             --    2011
                                                                10.26             10.79             --    2010
                                                                 9.72             10.26             --    2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $22.75            $21.66             --    2018
                                                                18.13             22.75             --    2017
                                                                18.09             18.13             --    2016
                                                                17.90             18.09             --    2015
                                                                16.05             17.90             --    2014
                                                                12.17             16.05             --    2013
                                                                10.29             12.17             --    2012
                                                                10.47             10.29             --    2011
                                                                 9.60             10.47             --    2010
                                                                 7.07              9.60             --    2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $21.60            $19.91         26,874    2018
                                                                20.86             21.60         32,870    2017
                                                                19.75             20.86         37,557    2016
                                                                19.31             19.75         44,971    2015
                                                                14.97             19.31         52,180    2014
                                                                14.92             14.97        114,799    2013
                                                                13.06             14.92         40,531    2012
                                                                12.16             13.06         47,900    2011
                                                                 9.64             12.16         56,295    2010
                                                                 7.26              9.64         68,268    2009
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $21.19            $19.74              35   2018
                                                          17.83             21.19              37   2017
                                                          16.34             17.83              40   2016
                                                          16.53             16.34             119   2015
                                                          14.92             16.53             121   2014
                                                          11.56             14.92             133   2013
                                                          10.21             11.56             152   2012
                                                          10.27             10.21             159   2011
                                                           9.14             10.27             501   2010
                                                           7.40              9.14           1,264   2009
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $21.51            $19.00              --   2018
                                                          19.51             21.51              --   2017
                                                          16.12             19.51              --   2016
                                                          17.19             16.12              --   2015
                                                          16.94             17.19              --   2014
                                                          12.65             16.94              --   2013
                                                          11.29             12.65              --   2012
                                                          11.20             11.29              --   2011
                                                           8.98             11.20              --   2010
                                                           7.02              8.98              --   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $13.59            $12.41       2,480,503   2018
                                                          12.05             13.59       2,891,104   2017
                                                          11.62             12.05       3,589,262   2016
                                                          12.04             11.62       4,032,740   2015
                                                          11.72             12.04       4,733,191   2014
                                                          10.45             11.72       5,644,023   2013
                                                           9.52             10.45       6,617,929   2012
                                                          10.04              9.52       7,334,701   2011
                                                           9.39             10.04       8,219,110   2010
                                                           7.96              9.39       9,138,021   2009
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $20.06            $18.95              --   2018
                                                          17.10             20.06              --   2017
                                                          16.00             17.10              --   2016
                                                          16.74             16.00              --   2015
                                                          15.18             16.74              --   2014
                                                          11.59             15.18              --   2013
                                                          10.23             11.59              --   2012
                                                          10.78             10.23              --   2011
                                                           9.99             10.78              --   2010
                                                           7.76              9.99              --   2009
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $24.36            $23.89              --   2018
                                                          18.50             24.36              --   2017
                                                          18.82             18.50              --   2016
                                                          18.99             18.82              --   2015
                                                          18.69             18.99              --   2014
                                                          13.66             18.69              --   2013
                                                          11.61             13.66              --   2012
                                                          12.56             11.61              --   2011
                                                          10.00             12.56              --   2010
--------------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.56            $12.50         177,984   2018
                                                            11.90             13.56         219,154   2017
                                                            11.56             11.90         247,918   2016
                                                            11.58             11.56         253,588   2015
                                                            10.97             11.58         348,071   2014
                                                             9.57             10.97         448,786   2013
                                                             8.57              9.57         510,439   2012
                                                             8.97              8.57         586,018   2011
                                                             8.25              8.97         686,693   2010
                                                             6.73              8.25         664,981   2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $12.55            $11.13          10,162   2018
                                                             9.34             12.55          11,480   2017
                                                             9.56              9.34          15,242   2016
                                                             9.45              9.56          19,121   2015
                                                             9.15              9.45          24,174   2014
                                                             7.55              9.15          28,238   2013
                                                             6.77              7.55          31,053   2012
                                                             8.97              6.77          31,365   2011
                                                             7.67              8.97          30,101   2010
                                                             5.09              7.67          35,584   2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $16.54            $15.34          42,812   2018
                                                            14.15             16.54          53,478   2017
                                                            12.92             14.15          55,428   2016
                                                            12.93             12.92          59,609   2015
                                                            12.00             12.93          68,161   2014
                                                             9.05             12.00          76,468   2013
                                                             7.83              9.05          86,020   2012
                                                             7.49              7.83          93,626   2011
                                                             6.74              7.49          88,406   2010
                                                             5.68              6.74          81,262   2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 7.23            $ 5.48       1,239,059   2018
                                                             5.86              7.23       1,190,175   2017
                                                             6.00              5.86       3,351,648   2016
                                                             5.94              6.00       2,527,572   2015
                                                             6.44              5.94       2,368,374   2014
                                                             5.33              6.44       1,924,441   2013
                                                             4.73              5.33       3,584,133   2012
                                                             5.96              4.73       2,753,601   2011
                                                             5.80              5.96       2,417,399   2010
                                                             4.38              5.80       2,365,016   2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $20.06            $20.22              --   2018
                                                            15.46             20.06              --   2017
                                                            15.32             15.46              --   2016
                                                            14.02             15.32              --   2015
                                                            12.50             14.02              --   2014
                                                             9.26             12.50              --   2013
                                                             8.05              9.26              --   2012
                                                             8.49              8.05              --   2011
                                                             7.84              8.49              --   2010
                                                             5.80              7.84              --   2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $21.04            $20.51          12,771   2018
                                                                        15.96             21.04          13,770   2017
                                                                        15.25             15.96          19,914   2016
                                                                        15.71             15.25          22,214   2015
                                                                        16.28             15.71         527,864   2014
                                                                        11.37             16.28          35,312   2013
                                                                        10.05             11.37          38,383   2012
                                                                         9.79             10.05          46,788   2011
                                                                         7.27              9.79          36,389   2010
                                                                         5.22              7.27          48,317   2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $18.50            $17.57             139   2018
                                                                        14.74             18.50             166   2017
                                                                        14.63             14.74             212   2016
                                                                        14.13             14.63             233   2015
                                                                        13.23             14.13             272   2014
                                                                         9.58             13.23             313   2013
                                                                        10.00              9.58             414   2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $17.41            $15.04          80,753   2018
                                                                        15.03             17.41          81,102   2017
                                                                        13.03             15.03       1,212,485   2016
                                                                        14.10             13.03          96,571   2015
                                                                        13.11             14.10         112,714   2014
                                                                         9.81             13.11         119,835   2013
                                                                         8.37              9.81         139,679   2012
                                                                         8.67              8.37         133,940   2011
                                                                         7.61              8.67         129,659   2010
                                                                         6.01              7.61         152,744   2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $15.38            $13.74       2,077,204   2018
                                                                        13.79             15.38       1,783,093   2017
                                                                        12.69             13.79       1,861,559   2016
                                                                        13.67             12.69          17,693   2015
                                                                        12.82             13.67          23,182   2014
                                                                        10.07             12.82          24,992   2013
                                                                         8.97             10.07          28,520   2012
                                                                         9.11              8.97          34,470   2011
                                                                         8.44              9.11          37,257   2010
                                                                         6.67              8.44          41,314   2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $16.65            $14.82         273,536   2018
                                                                        15.25             16.65         298,967   2017
                                                                        13.48             15.25         312,552   2016
                                                                        14.04             13.48         327,419   2015
                                                                        13.10             14.04         348,434   2014
                                                                        10.64             13.10         329,945   2013
                                                                         9.61             10.64         149,785   2012
                                                                         9.88              9.61         154,621   2011
                                                                         8.95              9.88         166,638   2010
                                                                         7.41              8.95         157,824   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $11.39            $ 9.51       1,017,215   2018
                                                                                9.41             11.39       1,083,491   2017
                                                                                9.62              9.41         881,142   2016
                                                                               10.02              9.62       1,695,953   2015
                                                                               10.16             10.02       1,183,808   2014
                                                                                8.68             10.16       1,306,444   2013
                                                                                7.65              8.68       1,424,455   2012
                                                                                8.34              7.65       1,081,990   2011
                                                                                7.52              8.34       1,091,268   2010
                                                                                5.65              7.52       1,577,732   2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.68            $10.08              --   2018
                                                                               10.97             12.68              --   2017
                                                                                9.44             10.97              --   2016
                                                                               10.72              9.44              --   2015
                                                                               10.23             10.72              --   2014
                                                                                7.79             10.23              --   2013
                                                                                6.72              7.79              --   2012
                                                                                7.05              6.72              --   2011
                                                                                6.69              7.05              --   2010
                                                                                4.60              6.69              --   2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.99            $11.48         881,090   2018
                                                                               11.73             11.99         854,934   2017
                                                                               11.40             11.73         936,466   2016
                                                                               11.86             11.40         354,058   2015
                                                                               11.65             11.86       1,627,881   2014
                                                                               12.92             11.65       1,836,265   2013
                                                                               12.21             12.92       1,631,681   2012
                                                                               11.09             12.21       1,567,648   2011
                                                                               10.70             11.09       1,918,008   2010
                                                                                9.85             10.70       2,870,542   2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $17.73            $16.31           7,489   2018
                                                                               15.81             17.73           9,022   2017
                                                                               13.00             15.81          10,397   2016
                                                                               14.15             13.00          12,288   2015
                                                                               13.66             14.15          15,859   2014
                                                                                9.76             13.66          25,775   2013
                                                                                8.74              9.76          32,807   2012
                                                                                9.11              8.74          37,146   2011
                                                                                7.20              9.11          37,762   2010
                                                                                5.71              7.20          30,792   2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $15.41            $13.95         550,940   2018
                                                                               14.48             15.41         630,700   2017
                                                                               12.48             14.48       1,101,090   2016
                                                                               13.49             12.48         132,112   2015
                                                                               12.49             13.49         163,603   2014
                                                                                9.21             12.49         199,357   2013
                                                                                8.21              9.21         203,834   2012
                                                                                8.57              8.21         223,073   2011
                                                                                7.73              8.57         190,519   2010
                                                                                5.99              7.73         170,105   2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $13.17            $12.00       3,564,454   2018
                                                                          11.75             13.17       4,132,178   2017
                                                                          11.49             11.75       4,846,698   2016
                                                                          11.78             11.49       5,492,302   2015
                                                                          11.72             11.78       6,191,771   2014
                                                                          10.40             11.72       6,958,912   2013
                                                                           9.59             10.40       7,628,087   2012
                                                                          10.10              9.59       8,012,631   2011
                                                                           9.34             10.10       8,365,810   2010
                                                                           7.84              9.34       8,167,351   2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $18.48            $18.72              --   2018
                                                                          14.51             18.48              --   2017
                                                                          13.69             14.51              --   2016
                                                                          13.55             13.69              --   2015
                                                                          12.07             13.55              --   2014
                                                                           9.17             12.07              --   2013
                                                                           8.10              9.17              --   2012
                                                                           8.03              8.10              --   2011
                                                                           7.08              8.03              --   2010
                                                                           5.68              7.08              --   2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.17            $ 9.98          15,487   2018
                                                                           9.71             12.17          15,395   2017
                                                                          10.00              9.71          21,363   2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.70            $13.18         707,057   2018
                                                                          10.45             13.70       1,212,449   2017
                                                                          10.00             10.45         255,445   2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $12.74            $12.54         805,350   2018
                                                                          12.50             12.74         520,397   2017
                                                                          11.64             12.50         416,674   2016
                                                                          11.93             11.64         588,493   2015
                                                                          12.04             11.93       1,314,647   2014
                                                                          11.76             12.04       1,427,660   2013
                                                                          11.12             11.76       1,021,138   2012
                                                                          11.00             11.12          59,812   2011
                                                                          10.23             11.00          53,269   2010
                                                                           7.19             10.23         782,054   2009
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $17.32            $16.48           7,334   2018
                                                                          16.49             17.32           8,088   2017
                                                                          14.61             16.49           8,082   2016
                                                                          15.24             14.61          11,676   2015
                                                                          15.10             15.24          12,214   2014
                                                                          14.36             15.10          12,412   2013
                                                                          12.75             14.36          17,083   2012
                                                                          12.33             12.75          17,272   2011
                                                                          10.94             12.33          17,266   2010
                                                                           7.28             10.94          10,336   2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $16.34            $16.68          38,556   2018
                                                                         12.95             16.34          45,740   2017
                                                                         12.71             12.95          57,862   2016
                                                                         12.15             12.71          61,104   2015
                                                                         11.27             12.15          70,497   2014
                                                                          8.18             11.27          76,600   2013
                                                                          7.10              8.18          90,286   2012
                                                                          8.32              7.10       1,609,568   2011
                                                                          7.17              8.32       1,502,838   2010
                                                                          5.64              7.17         958,455   2009
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $16.46            $15.50         453,416   2018
                                                                         14.38             16.46         555,443   2017
                                                                         13.64             14.38         608,490   2016
                                                                         13.79             13.64         673,926   2015
                                                                         12.72             13.79         749,488   2014
                                                                         10.82             12.72         726,594   2013
                                                                          9.56             10.82         743,072   2012
                                                                         10.09              9.56         761,948   2011
                                                                          8.69             10.09         741,620   2010
                                                                          6.38              8.69         781,404   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $16.69            $15.36         732,039   2018
                                                                         13.93             16.69       1,227,777   2017
                                                                         13.12             13.93       1,040,957   2016
                                                                         13.26             13.12       3,487,576   2015
                                                                         12.05             13.26       4,100,634   2014
                                                                          9.34             12.05       5,171,609   2013
                                                                          8.16              9.34       6,005,454   2012
                                                                          8.51              8.16         743,012   2011
                                                                          7.39              8.51         769,005   2010
                                                                          5.53              7.39         792,966   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $17.70            $16.54             406   2018
                                                                         14.54             17.70             449   2017
                                                                         14.37             14.54             479   2016
                                                                         14.44             14.37           1,162   2015
                                                                         13.24             14.44           2,028   2014
                                                                          9.72             13.24           9,284   2013
                                                                          8.07              9.72           4,863   2012
                                                                          8.42              8.07           8,630   2011
                                                                          7.24              8.42          14,707   2010
                                                                          5.41              7.24           3,438   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $14.75            $13.30         746,183   2018
                                                                         13.29             14.75         828,728   2017
                                                                         11.46             13.29         286,515   2016
                                                                         12.14             11.46       1,792,336   2015
                                                                         11.35             12.14       1,985,775   2014
                                                                          9.01             11.35       2,645,154   2013
                                                                          7.81              9.01       3,001,261   2012
                                                                          7.88              7.81          95,531   2011
                                                                          6.95              7.88         113,198   2010
                                                                          5.43              6.95         105,693   2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $16.47            $14.73          22,187   2018
                                                                  14.33             16.47          25,205   2017
                                                                  12.55             14.33          45,874   2016
                                                                  13.07             12.55          45,514   2015
                                                                  12.03             13.07          58,970   2014
                                                                   9.16             12.03          88,117   2013
                                                                   7.86              9.16          67,511   2012
                                                                   7.87              7.86          67,357   2011
                                                                   6.97              7.87          70,104   2010
                                                                   5.57              6.97          66,278   2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $21.72            $24.02          40,058   2018
                                                                  16.43             21.72          48,898   2017
                                                                  16.66             16.43          66,656   2016
                                                                  16.05             16.66         963,275   2015
                                                                  14.54             16.05         496,174   2014
                                                                  10.73             14.54         586,520   2013
                                                                  10.00             10.73         732,021   2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $17.55            $17.22           9,466   2018
                                                                  13.21             17.55           5,154   2017
                                                                  13.33             13.21           6,317   2016
                                                                  12.65             13.33           7,452   2015
                                                                  11.57             12.65          10,446   2014
                                                                   8.63             11.57           7,305   2013
                                                                   7.65              8.63          10,299   2012
                                                                   7.77              7.65           7,656   2011
                                                                   6.36              7.77          11,986   2010
                                                                   5.05              6.36           6,784   2009
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $13.16            $12.87       1,758,961   2018
                                                                  12.84             13.16       2,678,741   2017
                                                                  12.47             12.84       3,106,556   2016
                                                                  12.77             12.47       3,202,829   2015
                                                                  12.26             12.77       2,223,463   2014
                                                                  12.71             12.26       2,901,590   2013
                                                                  12.21             12.71       3,127,332   2012
                                                                  11.58             12.21         222,413   2011
                                                                  10.92             11.58         225,379   2010
                                                                   9.60             10.92         219,756   2009
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $17.91            $15.04         829,306   2018
                                                                  15.08             17.91         882,231   2017
                                                                  13.67             15.08       1,060,867   2016
                                                                  14.10             13.67         973,510   2015
                                                                  13.49             14.10       1,959,775   2014
                                                                  10.08             13.49       1,958,473   2013
                                                                   8.92             10.08       2,361,066   2012
                                                                  10.16              8.92         154,166   2011
                                                                   8.02             10.16         148,020   2010
                                                                   5.82              8.02         146,933   2009
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $16.22            $13.19             325   2018
                                                                  13.82             16.22             307   2017
                                                                  12.84             13.82             735   2016
                                                                  13.45             12.84           1,222   2015
                                                                  12.82             13.45           1,211   2014
                                                                   9.99             12.82          10,816   2013
                                                                   7.98              9.99          10,740   2012
                                                                   8.90              7.98          14,559   2011
                                                                   7.15              8.90          14,537   2010
                                                                   4.62              7.15          14,123   2009
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $13.31            $11.85         928,352   2018
                                                                         12.06             13.31       1,130,794   2017
                                                                         10.81             12.06       1,267,140   2016
                                                                         11.69             10.81       1,478,865   2015
                                                                         11.54             11.69       1,643,995   2014
                                                                          9.46             11.54       2,011,457   2013
                                                                          8.32              9.46       2,232,350   2012
                                                                          8.58              8.32       2,450,259   2011
                                                                          7.89              8.58       2,640,771   2010
                                                                          6.15              7.89       2,883,241   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.64            $13.81       1,822,785   2018
                                                                         13.55             14.64       2,127,874   2017
                                                                         12.06             13.55       2,333,592   2016
                                                                         13.16             12.06       2,834,913   2015
                                                                         12.77             13.16       3,189,948   2014
                                                                         11.37             12.77       3,978,294   2013
                                                                         10.24             11.37       4,409,060   2012
                                                                         10.15             10.24       4,887,213   2011
                                                                          9.14             10.15       5,401,430   2010
                                                                          6.84              9.14       6,046,521   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.70            $12.27         183,964   2018
                                                                         12.83             13.70         191,140   2017
                                                                         11.22             12.83         204,379   2016
                                                                         11.97             11.22         230,451   2015
                                                                         11.34             11.97         249,811   2014
                                                                          8.97             11.34         283,251   2013
                                                                          7.97              8.97         321,796   2012
                                                                          8.17              7.97       1,687,400   2011
                                                                          7.46              8.17       1,774,050   2010
                                                                          6.00              7.46       2,468,218   2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $11.77            $ 9.88         193,202   2018
                                                                         10.08             11.77         168,717   2017
                                                                          9.33             10.08         180,300   2016
                                                                         10.12              9.33         216,646   2015
                                                                         10.57             10.12         215,330   2014
                                                                          8.20             10.57         215,560   2013
                                                                          6.87              8.20         253,555   2012
                                                                          7.49              6.87         274,275   2011
                                                                          7.08              7.49         283,268   2010
                                                                          5.48              7.08         258,129   2009
-----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares          $ 9.29            $ 9.29         382,774   2018
                                                                          9.38              9.29         225,991   2017
                                                                          9.52              9.38         303,848   2016
                                                                          9.66              9.52         496,004   2015
                                                                          9.80              9.66         333,341   2014
                                                                          9.94              9.80         401,719   2013
                                                                         10.00              9.94         379,455   2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $17.88            $17.69         511,727   2018
                                                                        15.36             17.88         588,375   2017
                                                                        14.94             15.36         701,183   2016
                                                                        15.09             14.94         792,665   2015
                                                                        14.15             15.09         968,408   2014
                                                                        11.98             14.15       1,132,155   2013
                                                                        10.73             11.98       1,212,076   2012
                                                                        10.74             10.73       1,259,970   2011
                                                                        10.08             10.74       1,423,327   2010
                                                                         8.14             10.08       1,394,542   2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $18.04            $18.08          21,621   2018
                                                                        14.08             18.04          29,909   2017
                                                                        14.02             14.08         573,428   2016
                                                                        12.70             14.02         642,215   2015
                                                                        11.89             12.70         842,877   2014
                                                                         9.21             11.89         978,778   2013
                                                                         7.55              9.21       1,154,045   2012
                                                                         8.23              7.55       1,121,704   2011
                                                                         7.84              8.23       1,129,710   2010
                                                                         5.45              7.84       2,721,116   2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.51            $18.48           2,498   2018
                                                                        17.94             20.51           2,667   2017
                                                                        18.04             17.94           2,782   2016
                                                                        18.67             18.04           2,260   2015
                                                                        15.77             18.67           2,407   2014
                                                                        10.86             15.77           1,921   2013
                                                                         9.30             10.86             240   2012
                                                                         9.24              9.30           3,177   2011
                                                                         7.52              9.24           3,496   2010
                                                                         5.69              7.52           4,000   2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.97            $10.75              --   2018
                                                                        10.58             11.97              --   2017
                                                                         9.50             10.58              --   2016
                                                                         9.92              9.50              --   2015
                                                                        10.00              9.92              --   2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $17.76            $16.50              --   2018
                                                                        14.65             17.76              --   2017
                                                                        13.72             14.65              --   2016
                                                                        13.93             13.72              --   2015
                                                                        12.77             13.93              --   2014
                                                                         9.84             12.77              --   2013
                                                                         8.40              9.84              --   2012
                                                                         8.73              8.40              --   2011
                                                                         7.99              8.73              --   2010
                                                                         6.41              7.99              --   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $14.97            $13.89        385,034    2018
                                                                          13.56             14.97        439,126    2017
                                                                          12.64             13.56        477,037    2016
                                                                          12.91             12.64        526,217    2015
                                                                          12.10             12.91        587,785    2014
                                                                          10.34             12.10        650,337    2013
                                                                           9.46             10.34        718,834    2012
                                                                           9.45              9.46        740,348    2011
                                                                           8.74              9.45        806,702    2010
                                                                           7.54              8.74        786,880    2009
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $14.11            $14.01         18,336    2018
                                                                          12.50             14.11         28,632    2017
                                                                          11.40             12.50         42,302    2016
                                                                          13.57             11.40         45,856    2015
                                                                          12.25             13.57         55,954    2014
                                                                          10.34             12.25         70,827    2013
                                                                           9.27             10.34         77,759    2012
                                                                           8.83              9.27         87,242    2011
                                                                           7.89              8.83         80,049    2010
                                                                           6.03              7.89         69,417    2009
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $12.81            $12.70             --    2018
                                                                          10.15             12.81             --    2017
                                                                           9.73             10.15             --    2016
                                                                          10.00              9.73             --    2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $15.29            $14.17         21,368    2018
                                                                          12.26             15.29         21,795    2017
                                                                          12.75             12.26         27,225    2016
                                                                          12.53             12.75         28,692    2015
                                                                          11.04             12.53         34,225    2014
                                                                           8.66             11.04         45,930    2013
                                                                           7.72              8.66         42,831    2012
                                                                           7.94              7.72         58,765    2011
                                                                           7.38              7.94         62,651    2010
                                                                           5.20              7.38         54,897    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.36            $ 9.64        183,582    2018
                                                                           9.65             10.36        170,847    2017
                                                                           9.32              9.65        163,019    2016
                                                                           9.41              9.32        153,639    2015
                                                                           8.84              9.41        197,825    2014
                                                                           7.95              8.84        246,138    2013
                                                                           7.19              7.95        261,630    2012
                                                                           7.27              7.19        251,774    2011
                                                                           6.55              7.27        311,831    2010
                                                                           5.46              6.55        484,223    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $16.61            $15.34             --    2018
                                                                          13.12             16.61             --    2017
                                                                          13.04             13.12             --    2016
                                                                          12.45             13.04             --    2015
                                                                          11.97             12.45             --    2014
                                                                           8.95             11.97             --    2013
                                                                           7.82              8.95             --    2012
                                                                           7.87              7.82             --    2011
                                                                           6.28              7.87             --    2010
                                                                           4.82              6.28             --    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $16.30            $13.91         496,798   2018
                                                                          12.14             16.30         821,948   2017
                                                                          12.33             12.14         950,739   2016
                                                                          12.07             12.33       1,291,144   2015
                                                                          12.00             12.07       1,527,889   2014
                                                                           9.59             12.00       1,358,148   2013
                                                                           8.05              9.59       1,514,616   2012
                                                                           8.92              8.05       1,858,698   2011
                                                                           7.83              8.92       1,829,297   2010
                                                                           5.70              7.83       1,701,607   2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.19            $15.57       1,874,338   2018
                                                                          14.95             17.19       1,696,454   2017
                                                                          13.63             14.95       1,938,801   2016
                                                                          13.42             13.63       1,567,913   2015
                                                                          12.33             13.42       1,886,772   2014
                                                                           9.52             12.33       2,235,401   2013
                                                                           8.28              9.52       2,583,027   2012
                                                                           8.43              8.28       5,297,022   2011
                                                                           7.39              8.43       5,627,233   2010
                                                                           5.86              7.39       3,352,436   2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $19.74            $17.40         310,838   2018
                                                                          17.58             19.74         470,645   2017
                                                                          15.16             17.58         592,983   2016
                                                                          16.38             15.16         882,144   2015
                                                                          14.89             16.38         980,779   2014
                                                                          10.74             14.89       1,701,342   2013
                                                                           9.26             10.74       2,152,723   2012
                                                                           9.63              9.26       2,439,451   2011
                                                                           7.94              9.63       2,505,903   2010
                                                                           5.89              7.94         595,573   2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $13.63            $12.70          13,265   2018
                                                                          12.19             13.63          13,835   2017
                                                                          10.96             12.19          15,620   2016
                                                                          12.24             10.96          17,853   2015
                                                                          12.37             12.24          19,400   2014
                                                                          12.54             12.37          21,998   2013
                                                                          11.08             12.54          26,342   2012
                                                                          11.03             11.08          25,787   2011
                                                                           9.91             11.03          16,997   2010
                                                                           8.28              9.91          17,492   2009
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $16.19            $15.53         439,618   2018
                                                                          15.41             16.19         425,585   2017
                                                                          13.91             15.41         420,570   2016
                                                                          14.35             13.91       1,252,393   2015
                                                                          14.09             14.35         888,976   2014
                                                                          13.52             14.09         699,394   2013
                                                                          12.00             13.52         708,761   2012
                                                                          11.79             12.00       1,016,623   2011
                                                                          10.45             11.79       1,107,813   2010
                                                                           7.56             10.45         801,118   2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.25            $16.60         429,093   2018
                                                                              16.07             17.25         379,988   2017
                                                                              16.19             16.07         381,808   2016
                                                                              16.66             16.19          54,727   2015
                                                                              13.63             16.66          64,790   2014
                                                                              15.89             13.63          92,595   2013
                                                                              15.44             15.89         130,632   2012
                                                                              12.26             15.44         116,943   2011
                                                                              11.15             12.26         183,508   2010
                                                                              11.83             11.15         872,701   2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.49            $11.36         845,160   2018
                                                                              11.50             11.49         842,753   2017
                                                                              11.51             11.50         827,785   2016
                                                                              11.64             11.51       1,543,083   2015
                                                                              11.71             11.64       4,369,170   2014
                                                                              11.90             11.71       4,493,594   2013
                                                                              11.41             11.90       4,397,236   2012
                                                                              11.45             11.41       4,956,266   2011
                                                                              11.04             11.45       5,346,053   2010
                                                                               9.88             11.04       5,935,305   2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.20            $13.92       2,189,201   2018
                                                                              13.73             14.20       3,016,782   2017
                                                                              13.57             13.73       3,507,124   2016
                                                                              13.71             13.57       4,091,505   2015
                                                                              13.34             13.71       3,176,863   2014
                                                                              13.81             13.34       3,955,866   2013
                                                                              12.79             13.81       3,755,633   2012
                                                                              12.52             12.79       4,063,270   2011
                                                                              11.75             12.52       4,517,593   2010
                                                                              10.46             11.75       2,840,553   2009
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $17.31            $16.08          10,761   2018
                                                                              13.54             17.31          13,154   2017
                                                                              13.57             13.54          16,700   2016
                                                                              13.00             13.57          18,394   2015
                                                                              12.37             13.00          21,669   2014
                                                                               9.70             12.37          26,711   2013
                                                                               8.90              9.70          31,670   2012
                                                                               9.46              8.90          34,357   2011
                                                                               8.94              9.46          41,539   2010
                                                                               5.76              8.94          56,166   2009
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $21.72            $21.15             180   2018
                                                                              16.19             21.72             218   2017
                                                                              16.64             16.19             392   2016
                                                                              15.21             16.64           1,230   2015
                                                                              14.08             15.21           2,690   2014
                                                                              10.42             14.08           3,152   2013
                                                                               9.14             10.42           1,517   2012
                                                                               9.28              9.14           1,631   2011
                                                                               8.45              9.28           1,714   2010
                                                                               6.01              8.45             692   2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $ 5.61            $ 4.51       2,175,199   2018
                                                                 5.72              5.61       1,822,865   2017
                                                                 4.65              5.72       1,157,576   2016
                                                                 6.64              4.65       1,032,067   2015
                                                                 8.40              6.64         895,676   2014
                                                                 7.76              8.40         782,862   2013
                                                                 8.11              7.76         797,283   2012
                                                                10.21              8.11         438,690   2011
                                                                 8.13             10.21         394,970   2010
                                                                 4.67              8.13         644,841   2009
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $25.00            $24.19              --   2018
                                                                19.34             25.00              --   2017
                                                                18.52             19.34              --   2016
                                                                17.36             18.52              --   2015
                                                                15.00             17.36              --   2014
                                                                11.31             15.00              --   2013
                                                                 9.83             11.31              --   2012
                                                                 9.76              9.83              --   2011
                                                                 8.36              9.76              --   2010
                                                                 5.58              8.36              --   2009
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.97            $11.63          31,646   2018
                                                                11.77             11.97          37,559   2017
                                                                11.59             11.77          38,314   2016
                                                                11.81             11.59          39,626   2015
                                                                11.40             11.81          51,042   2014
                                                                11.73             11.40          71,565   2013
                                                                11.26             11.73          67,934   2012
                                                                10.66             11.26          75,769   2011
                                                                10.06             10.66          85,008   2010
                                                                 9.46             10.06          97,238   2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $21.07            $20.21              --   2018
                                                                16.66             21.07              --   2017
                                                                16.50             16.66              --   2016
                                                                16.20             16.50              --   2015
                                                                14.42             16.20              --   2014
                                                                10.84             14.42              --   2013
                                                                 9.10             10.84              --   2012
                                                                 9.19              9.10              --   2011
                                                                 8.36              9.19              --   2010
                                                                 6.11              8.36              --   2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $18.09            $16.81         298,465   2018
                                                                17.35             18.09         302,310   2017
                                                                16.30             17.35         337,644   2016
                                                                15.82             16.30         423,881   2015
                                                                12.17             15.82         518,144   2014
                                                                12.03             12.17       1,052,688   2013
                                                                10.45             12.03         388,795   2012
                                                                 9.66             10.45         393,466   2011
                                                                 7.60              9.66         461,266   2010
                                                                 5.68              7.60         614,421   2009
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $18.33            $17.20          20,447   2018
                                                          15.30             18.33          23,603   2017
                                                          13.91             15.30          27,727   2016
                                                          13.97             13.91          30,318   2015
                                                          12.51             13.97          32,964   2014
                                                           9.62             12.51          45,186   2013
                                                           8.44              9.62          53,460   2012
                                                           8.42              8.44          61,070   2011
                                                           7.44              8.42          60,470   2010
                                                           5.98              7.44          52,745   2009
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $19.43            $17.29          25,352   2018
                                                          17.50             19.43          24,368   2017
                                                          14.34             17.50          25,464   2016
                                                          15.18             14.34          35,919   2015
                                                          14.84             15.18          38,057   2014
                                                          11.00             14.84          48,151   2013
                                                           9.75             11.00          46,281   2012
                                                           9.59              9.75          48,882   2011
                                                           7.63              9.59          50,385   2010
                                                           5.92              7.63          50,840   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $12.49            $11.49       6,954,632   2018
                                                          10.99             12.49       8,187,759   2017
                                                          10.51             10.99       9,302,989   2016
                                                          10.81             10.51      10,399,402   2015
                                                          10.44             10.81      12,026,281   2014
                                                           9.24             10.44      13,917,548   2013
                                                           8.36              9.24      15,111,020   2012
                                                           8.75              8.36      16,427,724   2011
                                                           8.12              8.75      17,777,921   2010
                                                           6.83              8.12      18,509,715   2009
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $17.04            $16.22          33,069   2018
                                                          14.42             17.04          41,128   2017
                                                          13.39             14.42          44,341   2016
                                                          13.90             13.39          58,090   2015
                                                          12.51             13.90          67,083   2014
                                                           9.48             12.51          70,580   2013
                                                           8.31              9.48          82,012   2012
                                                           8.68              8.31          88,511   2011
                                                           7.99              8.68          82,576   2010
                                                           6.16              7.99          79,500   2009
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $25.79            $25.48           3,606   2018
                                                          19.44             25.79           1,651   2017
                                                          19.62             19.44           3,184   2016
                                                          19.65             19.62           3,140   2015
                                                          19.19             19.65           3,258   2014
                                                          13.92             19.19           3,305   2013
                                                          11.74             13.92           1,910   2012
                                                          12.61             11.74           2,057   2011
                                                          10.00             12.61           2,304   2010
--------------------------------------------------------------------------------------------------------

                         Lifetime Income Plus Elected


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.27            $12.16         51,861    2018
                                                            11.71             13.27         56,432    2017
                                                            11.45             11.71         61,013    2016
                                                            11.54             11.45         63,277    2015
                                                            11.00             11.54         69,351    2014
                                                             9.66             11.00         72,709    2013
                                                             8.70              9.66         80,187    2012
                                                             9.16              8.70         87,630    2011
                                                             8.48              9.16         75,970    2010
                                                             6.95              8.48         69,279    2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $15.94            $14.05             --    2018
                                                            11.94             15.94             --    2017
                                                            12.30             11.94             --    2016
                                                            12.23             12.30             --    2015
                                                            11.91             12.23             --    2014
                                                             9.90             11.91             --    2013
                                                             8.92              9.90             --    2012
                                                            11.89              8.92             --    2011
                                                            10.24             11.89             --    2010
                                                             6.83             10.24             --    2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $19.76            $18.22          4,339    2018
                                                            17.01             19.76          6,155    2017
                                                            15.64             17.01          8,098    2016
                                                            15.74             15.64         10,742    2015
                                                            14.70             15.74         13,074    2014
                                                            11.15             14.70         18,963    2013
                                                             9.71             11.15         26,063    2012
                                                             9.35              9.71         35,155    2011
                                                             8.46              9.35         40,505    2010
                                                             7.18              8.46         43,218    2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $10.42            $ 7.86        170,262    2018
                                                             8.50             10.42        173,953    2017
                                                             8.75              8.50        478,502    2016
                                                             8.72              8.75        411,329    2015
                                                             9.52              8.72        409,012    2014
                                                             7.92              9.52        354,715    2013
                                                             7.08              7.92        688,554    2012
                                                             8.97              7.08        671,847    2011
                                                             8.78              8.97        640,249    2010
                                                             6.67              8.78        643,185    2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $22.83            $22.88          2,993    2018
                                                            17.70             22.83          5,052    2017
                                                            17.65             17.70          7,039    2016
                                                            16.26             17.65          8,306    2015
                                                            14.58             16.26         10,909    2014
                                                            10.87             14.58         17,301    2013
                                                             9.51             10.87         24,335    2012
                                                            10.08              9.51         34,789    2011
                                                             9.37             10.08         43,471    2010
                                                             6.98              9.37         47,045    2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $21.29            $20.62             --    2018
                                                                        16.24             21.29             --    2017
                                                                        15.61             16.24             --    2016
                                                                        16.19             15.61             --    2015
                                                                        16.88             16.19         91,352    2014
                                                                        11.86             16.88             --    2013
                                                                        10.55             11.86             --    2012
                                                                        10.34             10.55             --    2011
                                                                         7.73             10.34             --    2010
                                                                         5.58              7.73             --    2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.76            $16.77             --    2018
                                                                        14.24             17.76             --    2017
                                                                        14.21             14.24             --    2016
                                                                        13.82             14.21             --    2015
                                                                        13.01             13.82             --    2014
                                                                         9.48             13.01             --    2013
                                                                        10.00              9.48             38    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $21.60            $20.33             --    2018
                                                                        17.36             21.60             --    2017
                                                                        17.37             17.36             --    2016
                                                                        16.93             17.37             --    2015
                                                                        15.98             16.93             --    2014
                                                                        11.67             15.98             --    2013
                                                                        10.51             11.67             --    2012
                                                                        11.46             10.51             --    2011
                                                                         9.78             11.46             --    2010
                                                                         6.03              9.78             --    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $19.75            $16.95         14,871    2018
                                                                        17.15             19.75         17,628    2017
                                                                        14.97             17.15        202,831    2016
                                                                        16.29             14.97         30,335    2015
                                                                        15.24             16.29         34,673    2014
                                                                        11.47             15.24         51,216    2013
                                                                         9.85             11.47         73,630    2012
                                                                        10.27              9.85         97,013    2011
                                                                         9.06             10.27        134,528    2010
                                                                         7.21              9.06        156,495    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $17.02            $15.11        316,792    2018
                                                                        15.35             17.02        283,093    2017
                                                                        14.22             15.35        306,818    2016
                                                                        15.40             14.22          5,037    2015
                                                                        14.54             15.40          5,193    2014
                                                                        11.49             14.54          7,177    2013
                                                                        10.30             11.49          8,320    2012
                                                                        10.52             10.30          9,592    2011
                                                                         9.80             10.52         12,609    2010
                                                                         7.80              9.80         13,093    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.65            $13.84         98,185    2018
                                                                               14.42             15.65        109,237    2017
                                                                               12.82             14.42        124,216    2016
                                                                               13.44             12.82        138,546    2015
                                                                               12.61             13.44        183,490    2014
                                                                               10.31             12.61        190,575    2013
                                                                                9.37             10.31        224,387    2012
                                                                                9.69              9.37        239,748    2011
                                                                                8.83              9.69        230,994    2010
                                                                                7.36              8.83        238,524    2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $16.72            $13.88        121,068    2018
                                                                               13.91             16.72        131,566    2017
                                                                               14.30             13.91        102,478    2016
                                                                               14.99             14.30        244,005    2015
                                                                               15.29             14.99        181,474    2014
                                                                               13.15             15.29        203,430    2013
                                                                               11.65             13.15        249,902    2012
                                                                               12.78             11.65        218,577    2011
                                                                               11.59             12.78        233,250    2010
                                                                                8.77             11.59        362,416    2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $14.18            $11.20          8,619    2018
                                                                               12.35             14.18         10,310    2017
                                                                               10.69             12.35         12,810    2016
                                                                               12.22             10.69         17,413    2015
                                                                               11.72             12.22         25,991    2014
                                                                                8.98             11.72         32,390    2013
                                                                                7.79              8.98         41,609    2012
                                                                                8.24              7.79         47,932    2011
                                                                                7.86              8.24         68,525    2010
                                                                                5.43              7.86         74,347    2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $11.84            $11.27        171,584    2018
                                                                               11.66             11.84        170,996    2017
                                                                               11.41             11.66        192,288    2016
                                                                               11.94             11.41         68,456    2015
                                                                               11.80             11.94        327,679    2014
                                                                               13.16             11.80        363,758    2013
                                                                               12.51             13.16        359,112    2012
                                                                               11.43             12.51        394,721    2011
                                                                               11.11             11.43        487,563    2010
                                                                               10.28             11.11        763,290    2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $19.40            $17.73          2,680    2018
                                                                               17.40             19.40          3,140    2017
                                                                               14.39             17.40          3,706    2016
                                                                               15.76             14.39          5,710    2015
                                                                               15.31             15.76          7,762    2014
                                                                               11.00             15.31          9,431    2013
                                                                                9.92             11.00         12,743    2012
                                                                               10.40              9.92         13,593    2011
                                                                                8.27             10.40         19,240    2010
                                                                                6.59              8.27         24,499    2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $18.68            $16.81          75,428   2018
                                                                          17.65             18.68          88,993   2017
                                                                          15.31             17.65         160,016   2016
                                                                          16.65             15.31          18,389   2015
                                                                          15.51             16.65          24,546   2014
                                                                          11.50             15.51          31,045   2013
                                                                          10.32             11.50          40,742   2012
                                                                          10.83             10.32          60,191   2011
                                                                           9.83             10.83          74,451   2010
                                                                           7.67              9.83          84,115   2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $16.91            $15.31         718,644   2018
                                                                          15.19             16.91         831,199   2017
                                                                          14.93             15.19         972,911   2016
                                                                          15.40             14.93       1,126,057   2015
                                                                          15.43             15.40       1,381,852   2014
                                                                          13.76             15.43       1,588,696   2013
                                                                          12.78             13.76       1,962,172   2012
                                                                          13.54             12.78       2,517,257   2011
                                                                          12.59             13.54       2,353,945   2010
                                                                          10.63             12.59       2,447,121   2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $21.48            $21.62              --   2018
                                                                          16.97             21.48              --   2017
                                                                          16.11             16.97              --   2016
                                                                          16.04             16.11              --   2015
                                                                          14.37             16.04              --   2014
                                                                          10.98             14.37              --   2013
                                                                           9.77             10.98              --   2012
                                                                           9.74              9.77              --   2011
                                                                           8.64              9.74              --   2010
                                                                           6.97              8.64              --   2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.05            $ 9.82          32,790   2018
                                                                           9.67             12.05          37,362   2017
                                                                          10.00              9.67          50,838   2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.56            $12.96          95,394   2018
                                                                          10.41             13.56         188,540   2017
                                                                          10.00             10.41          19,104   2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $12.35            $12.09         153,263   2018
                                                                          12.19             12.35          77,070   2017
                                                                          11.43             12.19          86,103   2016
                                                                          11.78             11.43         108,816   2015
                                                                          11.96             11.78         249,133   2014
                                                                          11.76             11.96         266,010   2013
                                                                          11.19             11.76         225,266   2012
                                                                          11.13             11.19           1,801   2011
                                                                          10.42             11.13           4,118   2010
                                                                           7.37             10.42         202,458   2009
------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $18.05            $17.07           2,123   2018
                                                                17.29             18.05           2,480   2017
                                                                15.41             17.29           3,201   2016
                                                                16.18             15.41           3,943   2015
                                                                16.12             16.18           4,267   2014
                                                                15.42             16.12           6,755   2013
                                                                13.78             15.42           8,215   2012
                                                                13.40             13.78           9,293   2011
                                                                11.96             13.40          12,154   2010
                                                                 8.01             11.96          13,800   2009
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $21.97            $22.28             304   2018
                                                                17.52             21.97             595   2017
                                                                17.30             17.52             971   2016
                                                                16.64             17.30           1,134   2015
                                                                15.52             16.64           2,680   2014
                                                                11.34             15.52           6,183   2013
                                                                 9.90             11.34           8,105   2012
                                                                11.68              9.90         287,551   2011
                                                                10.13             11.68         276,245   2010
                                                                 8.01             10.13         205,385   2009
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $16.09            $14.87          55,959   2018
                                                                14.44             16.09          66,004   2017
                                                                14.33             14.44         110,777   2016
                                                                14.64             14.33         114,451   2015
                                                                14.16             14.64         117,805   2014
                                                                12.54             14.16         148,127   2013
                                                                11.40             12.54         170,078   2012
                                                                11.98             11.40         239,676   2011
                                                                10.73             11.98         281,736   2010
                                                                 8.51             10.73         318,429   2009
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $17.43            $16.31         307,825   2018
                                                                15.32             17.43         400,280   2017
                                                                14.62             15.32         444,562   2016
                                                                14.87             14.62         524,833   2015
                                                                13.80             14.87         585,204   2014
                                                                11.81             13.80         712,268   2013
                                                                10.50             11.81         857,237   2012
                                                                11.15             10.50         852,229   2011
                                                                 9.67             11.15         897,115   2010
                                                                 7.13              9.67       1,040,511   2009
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $21.47            $19.63          59,891   2018
                                                                18.03             21.47         113,603   2017
                                                                17.08             18.03          91,496   2016
                                                                17.37             17.08         438,897   2015
                                                                15.88             17.37         517,671   2014
                                                                12.38             15.88         686,046   2013
                                                                10.88             12.38         954,388   2012
                                                                11.43             10.88           3,985   2011
                                                                 9.98             11.43           6,508   2010
                                                                 7.52              9.98           7,240   2009
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $22.50            $20.90             --    2018
                                                                         18.60             22.50             --    2017
                                                                         18.50             18.60             --    2016
                                                                         18.69             18.50             --    2015
                                                                         17.24             18.69             --    2014
                                                                         12.73             17.24             --    2013
                                                                         10.63             12.73             --    2012
                                                                         11.17             10.63             --    2011
                                                                          9.66             11.17             --    2010
                                                                          7.26              9.66             --    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $17.64            $15.80         81,257    2018
                                                                         15.99             17.64         95,838    2017
                                                                         13.87             15.99         19,800    2016
                                                                         14.78             13.87        249,410    2015
                                                                         13.91             14.78        278,920    2014
                                                                         11.11             13.91        391,565    2013
                                                                          9.69             11.11        528,087    2012
                                                                          9.83              9.69         63,923    2011
                                                                          8.73              9.83         78,255    2010
                                                                          6.86              8.73         88,585    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $20.36            $18.10             --    2018
                                                                         17.82             20.36             --    2017
                                                                         15.71             17.82             --    2016
                                                                         16.46             15.71             --    2015
                                                                         15.24             16.46             --    2014
                                                                         11.68             15.24             --    2013
                                                                         10.08             11.68             --    2012
                                                                         10.16             10.08             --    2011
                                                                          9.05             10.16             --    2010
                                                                          7.27              9.05             --    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $20.95            $23.03          2,011    2018
                                                                         15.94             20.95          1,013    2017
                                                                         16.26             15.94          2,021    2016
                                                                         15.76             16.26        191,636    2015
                                                                         14.37             15.76         94,130    2014
                                                                         10.67             14.37        114,915    2013
                                                                         10.00             10.67        168,260    2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $23.16            $22.58          4,463    2018
                                                                         17.53             23.16          5,430    2017
                                                                         17.80             17.53          9,637    2016
                                                                         17.00             17.80         10,805    2015
                                                                         15.64             17.00         20,454    2014
                                                                         11.74             15.64         27,903    2013
                                                                         10.47             11.74         37,599    2012
                                                                         10.70             10.47         54,226    2011
                                                                          8.82             10.70         65,048    2010
                                                                          7.03              8.82         80,981    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.36            $12.01        315,312    2018
                                                                         12.14             12.36        539,663    2017
                                                                         11.86             12.14        608,306    2016
                                                                         12.21             11.86        630,144    2015
                                                                         11.80             12.21        432,119    2014
                                                                         12.31             11.80        560,182    2013
                                                                         11.90             12.31        665,401    2012
                                                                         11.35             11.90          3,342    2011
                                                                         10.77             11.35         11,406    2010
                                                                          9.52             10.77          6,634    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $22.85            $19.07         108,150   2018
                                                                         19.35             22.85         118,002   2017
                                                                         17.65             19.35         151,043   2016
                                                                         18.32             17.65         160,471   2015
                                                                         17.64             18.32         308,215   2014
                                                                         13.25             17.64         315,907   2013
                                                                         11.81             13.25         453,250   2012
                                                                         13.52             11.81          57,448   2011
                                                                         10.74             13.52          72,533   2010
                                                                          7.84             10.74          92,358   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $20.04            $16.19              --   2018
                                                                         17.18             20.04              --   2017
                                                                         16.05             17.18              --   2016
                                                                         16.93             16.05              --   2015
                                                                         16.23             16.93              --   2014
                                                                         12.72             16.23              --   2013
                                                                         10.22             12.72              --   2012
                                                                         11.47             10.22              --   2011
                                                                          9.27             11.47              --   2010
                                                                          6.02              9.27              --   2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.73            $11.27          51,730   2018
                                                                         11.61             12.73          58,790   2017
                                                                         10.47             11.61          68,956   2016
                                                                         11.40             10.47          85,291   2015
                                                                         11.31             11.40         114,000   2014
                                                                          9.33             11.31         158,673   2013
                                                                          8.26              9.33         196,185   2012
                                                                          8.57              8.26         246,239   2011
                                                                          7.93              8.57         266,630   2010
                                                                          6.22              7.93         314,533   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.30            $15.28       2,782,347   2018
                                                                         15.17             16.30       3,317,459   2017
                                                                         13.59             15.17       3,966,960   2016
                                                                         14.92             13.59       4,911,063   2015
                                                                         14.56             14.92       5,806,252   2014
                                                                         13.05             14.56       7,031,191   2013
                                                                         11.83             13.05       8,628,720   2012
                                                                         11.79             11.83      10,811,811   2011
                                                                         10.68             11.79      12,917,098   2010
                                                                          8.04             10.68      14,840,179   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $16.31            $14.52             745   2018
                                                                         15.37             16.31           1,572   2017
                                                                         13.52             15.37           1,936   2016
                                                                         14.52             13.52           2,573   2015
                                                                         13.83             14.52           4,255   2014
                                                                         11.01             13.83           8,474   2013
                                                                          9.84             11.01          10,145   2012
                                                                         10.15              9.84         293,796   2011
                                                                          9.32             10.15         320,493   2010
                                                                          7.55              9.32         554,815   2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.67            $10.57              --   2018
                                                                        10.92             12.67              --   2017
                                                                        10.17             10.92              --   2016
                                                                        11.10             10.17              --   2015
                                                                        11.66             11.10              --   2014
                                                                         9.10             11.66              --   2013
                                                                         7.67              9.10              --   2012
                                                                         8.42              7.67              --   2011
                                                                         8.01              8.42              --   2010
                                                                         6.23              8.01              --   2009
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 8.99            $ 8.94         223,681   2018
                                                                         9.13              8.99         383,001   2017
                                                                         9.32              9.13         384,685   2016
                                                                         9.51              9.32         592,645   2015
                                                                         9.71              9.51         475,533   2014
                                                                         9.92              9.71         528,587   2013
                                                                        10.00              9.92         645,177   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $19.49            $17.09           7,235   2018
                                                                        17.92             19.49           9,146   2017
                                                                        16.11             17.92          10,608   2016
                                                                        18.12             16.11          14,490   2015
                                                                        16.29             18.12          17,616   2014
                                                                        12.52             16.29          22,597   2013
                                                                        10.79             12.52          31,693   2012
                                                                        11.76             10.79          41,050   2011
                                                                         9.61             11.76          54,547   2010
                                                                         7.37              9.61          68,989   2009
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $20.81            $20.47         294,123   2018
                                                                        17.99             20.81         334,868   2017
                                                                        17.60             17.99         402,825   2016
                                                                        17.90             17.60         503,484   2015
                                                                        16.88             17.90         557,821   2014
                                                                        14.38             16.88         610,798   2013
                                                                        12.95             14.38         767,753   2012
                                                                        13.05             12.95         989,045   2011
                                                                        12.32             13.05       1,073,273   2010
                                                                        10.02             12.32       1,168,761   2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $25.71            $25.61           1,874   2018
                                                                        20.19             25.71           1,147   2017
                                                                        20.22             20.19          78,384   2016
                                                                        18.44             20.22          93,386   2015
                                                                        17.36             18.44         122,476   2014
                                                                        13.54             17.36         145,452   2013
                                                                        11.16             13.54         202,487   2012
                                                                        12.24             11.16         173,233   2011
                                                                        11.74             12.24         179,944   2010
                                                                         8.21             11.74         534,531   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $22.08            $19.77           3,967   2018
                                                                        19.43             22.08           4,757   2017
                                                                        19.65             19.43           5,247   2016
                                                                        20.46             19.65           5,585   2015
                                                                        17.40             20.46           5,992   2014
                                                                        12.05             17.40           9,359   2013
                                                                        10.39             12.05          15,345   2012
                                                                        10.38             10.39          19,667   2011
                                                                         8.50             10.38          32,327   2010
                                                                         6.47              8.50          38,187   2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.57            $15.41          86,236   2018
                                                                        14.21             16.57          98,811   2017
                                                                        12.64             14.21         110,086   2016
                                                                        13.50             12.64         123,634   2015
                                                                        12.15             13.50         213,577   2014
                                                                         9.87             12.15         273,440   2013
                                                                         8.83              9.87         297,114   2012
                                                                         8.37              8.83         372,413   2011
                                                                         7.62              8.37         424,120   2010
                                                                         6.35              7.62         502,780   2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.75            $10.49           5,463   2018
                                                                        10.44             11.75           7,302   2017
                                                                         9.44             10.44           8,193   2016
                                                                         9.92              9.44           9,769   2015
                                                                        10.00              9.92          14,963   2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $21.43            $19.79              --   2018
                                                                        17.78             21.43              --   2017
                                                                        16.76             17.78              --   2016
                                                                        17.12             16.76              --   2015
                                                                        15.78             17.12              --   2014
                                                                        12.23             15.78              --   2013
                                                                        10.51             12.23              --   2012
                                                                        10.99             10.51              --   2011
                                                                        10.12             10.99              --   2010
                                                                         8.17             10.12              --   2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $24.34            $23.43           2,961   2018
                                                                        19.67             24.34           4,433   2017
                                                                        18.46             19.67           6,082   2016
                                                                        19.25             18.46           7,174   2015
                                                                        21.25             19.25           8,388   2014
                                                                        15.36             21.25           9,787   2013
                                                                        12.97             15.36          12,939   2012
                                                                        14.80             12.97          14,735   2011
                                                                        11.11             14.80          16,550   2010
                                                                         6.96             11.11          22,774   2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $16.21            $14.95         417,497   2018
                                                                        14.77             16.21         509,861   2017
                                                                        13.86             14.77         603,833   2016
                                                                        14.23             13.86         660,003   2015
                                                                        13.43             14.23         758,684   2014
                                                                        11.54             13.43         836,139   2013
                                                                        10.62             11.54       1,004,489   2012
                                                                        10.68             10.62       1,259,523   2011
                                                                         9.94             10.68       1,489,497   2010
                                                                         8.62              9.94       1,595,277   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $21.67            $21.40              --   2018
                                                                          19.33             21.67              --   2017
                                                                          17.74             19.33              --   2016
                                                                          21.24             17.74              --   2015
                                                                          19.28             21.24              --   2014
                                                                          16.38             19.28              --   2013
                                                                          14.77             16.38           1,802   2012
                                                                          14.16             14.77             379   2011
                                                                          12.73             14.16             687   2010
                                                                           9.78             12.73           1,160   2009
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $12.60            $12.41           4,662   2018
                                                                          10.04             12.60           5,911   2017
                                                                           9.68             10.04           9,717   2016
                                                                          10.00              9.68          11,179   2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $18.43            $16.98              --   2018
                                                                          14.87             18.43              --   2017
                                                                          15.56             14.87              --   2016
                                                                          15.38             15.56              --   2015
                                                                          13.64             15.38              --   2014
                                                                          10.76             13.64              --   2013
                                                                           9.65             10.76              --   2012
                                                                           9.99              9.65              --   2011
                                                                           9.35              9.99              --   2010
                                                                           6.62              9.35              --   2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.97            $10.15         196,631   2018
                                                                          10.28             10.97         215,437   2017
                                                                          10.00             10.28         265,395   2016
                                                                          10.15             10.00         305,804   2015
                                                                           9.59             10.15         378,650   2014
                                                                           8.68              9.59         511,126   2013
                                                                           7.90              8.68         619,181   2012
                                                                           8.04              7.90         766,984   2011
                                                                           7.28              8.04         981,162   2010
                                                                           6.11              7.28       1,017,030   2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $18.05            $16.56              --   2018
                                                                          14.34             18.05              --   2017
                                                                          14.34             14.34              --   2016
                                                                          13.77             14.34              --   2015
                                                                          13.32             13.77              --   2014
                                                                          10.03             13.32              --   2013
                                                                           8.81             10.03              --   2012
                                                                           8.92              8.81              --   2011
                                                                           7.16              8.92              --   2010
                                                                           5.53              7.16              --   2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $20.07            $17.02          43,765   2018
                                                                          15.03             20.07          95,412   2017
                                                                          15.36             15.03         104,630   2016
                                                                          15.13             15.36         162,320   2015
                                                                          15.14             15.13         194,399   2014
                                                                          12.17             15.14         166,487   2013
                                                                          10.27             12.17         224,885   2012
                                                                          11.46             10.27         277,243   2011
                                                                          10.11             11.46         279,273   2010
                                                                           7.41             10.11         304,868   2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $20.04            $18.04         267,199   2018
                                                                              17.54             20.04         239,189   2017
                                                                              16.09             17.54         300,830   2016
                                                                              15.93             16.09         236,351   2015
                                                                              14.73             15.93         287,711   2014
                                                                              11.44             14.73         356,287   2013
                                                                              10.02             11.44         494,923   2012
                                                                              10.26             10.02       1,145,252   2011
                                                                               9.04             10.26       1,252,324   2010
                                                                               7.21              9.04         796,956   2009
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $22.12            $19.38          46,595   2018
                                                                              19.82             22.12          74,020   2017
                                                                              17.19             19.82          91,502   2016
                                                                              18.69             17.19         159,719   2015
                                                                              17.09             18.69         180,415   2014
                                                                              12.41             17.09         319,694   2013
                                                                              10.77             12.41         481,652   2012
                                                                              11.26             10.77         580,382   2011
                                                                               9.34             11.26         638,334   2010
                                                                               6.97              9.34         204,089   2009
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.09            $13.05              --   2018
                                                                              12.69             14.09              --   2017
                                                                              11.47             12.69              --   2016
                                                                              12.90             11.47              --   2015
                                                                              13.11             12.90              --   2014
                                                                              13.37             13.11              --   2013
                                                                              11.89             13.37              --   2012
                                                                              11.91             11.89              --   2011
                                                                              10.76             11.91              --   2010
                                                                               9.04             10.76              --   2009
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.63            $15.86          80,054   2018
                                                                              15.93             16.63          71,224   2017
                                                                              14.46             15.93          82,553   2016
                                                                              15.01             14.46         235,694   2015
                                                                              14.83             15.01         176,418   2014
                                                                              14.32             14.83         145,164   2013
                                                                              12.79             14.32         163,244   2012
                                                                              12.63             12.79         270,436   2011
                                                                              11.27             12.63         319,654   2010
                                                                               8.20             11.27         259,752   2009
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.96            $16.22          74,020   2018
                                                                              15.89             16.96          60,869   2017
                                                                              16.11             15.89          71,547   2016
                                                                              16.68             16.11           5,974   2015
                                                                              13.73             16.68           7,008   2014
                                                                              16.11             13.73          10,603   2013
                                                                              15.75             16.11           9,404   2012
                                                                              12.58             15.75          12,220   2011
                                                                              11.50             12.58          28,068   2010
                                                                              12.28             11.50         207,778   2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.49            $11.29         176,690   2018
                                                                 11.57             11.49         191,697   2017
                                                                 11.65             11.57         212,880   2016
                                                                 11.85             11.65         407,000   2015
                                                                 12.00             11.85         993,354   2014
                                                                 12.27             12.00       1,043,750   2013
                                                                 11.83             12.27       1,112,412   2012
                                                                 11.95             11.83       1,227,732   2011
                                                                 11.58             11.95       1,455,221   2010
                                                                 10.44             11.58       1,810,299   2009
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.27            $13.90         323,906   2018
                                                                 13.89             14.27         502,217   2017
                                                                 13.81             13.89         571,290   2016
                                                                 14.04             13.81         721,475   2015
                                                                 13.74             14.04         489,330   2014
                                                                 14.31             13.74         620,404   2013
                                                                 13.33             14.31         660,349   2012
                                                                 13.14             13.33         821,966   2011
                                                                 12.40             13.14         959,914   2010
                                                                 11.11             12.40         556,069   2009
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $21.62            $19.96             570   2018
                                                                 17.01             21.62           1,154   2017
                                                                 17.15             17.01           1,422   2016
                                                                 16.54             17.15           1,668   2015
                                                                 15.83             16.54           1,883   2014
                                                                 12.49             15.83           2,440   2013
                                                                 11.53             12.49           2,984   2012
                                                                 12.33             11.53           3,168   2011
                                                                 11.72             12.33           5,062   2010
                                                                  7.60             11.72           5,591   2009
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $24.43            $23.64           1,169   2018
                                                                 18.32             24.43           1,555   2017
                                                                 18.94             18.32           2,125   2016
                                                                 17.42             18.94           3,115   2015
                                                                 16.23             17.42           4,593   2014
                                                                 12.08             16.23           8,381   2013
                                                                 10.66             12.08          10,576   2012
                                                                 10.89             10.66          11,757   2011
                                                                  9.98             10.89          15,479   2010
                                                                  7.14              9.98          17,313   2009
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 9.86            $ 7.88         186,768   2018
                                                                 10.12              9.86         148,857   2017
                                                                  8.28             10.12         101,212   2016
                                                                 11.87              8.28          73,825   2015
                                                                 15.12             11.87          62,740   2014
                                                                 14.06             15.12          53,669   2013
                                                                 14.79             14.06          63,486   2012
                                                                 18.72             14.79           1,753   2011
                                                                 14.99             18.72           2,049   2010
                                                                  8.67             14.99          71,130   2009
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $30.34            $29.18             --    2018
                                                                23.62             30.34             --    2017
                                                                22.75             23.62             --    2016
                                                                21.46             22.75             --    2015
                                                                18.66             21.46             --    2014
                                                                14.15             18.66             --    2013
                                                                12.37             14.15             --    2012
                                                                12.36             12.37             --    2011
                                                                10.65             12.36             --    2010
                                                                 7.15             10.65             --    2009
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $11.71            $11.31          4,457    2018
                                                                11.58             11.71          6,273    2017
                                                                11.48             11.58          6,604    2016
                                                                11.77             11.48          9,291    2015
                                                                11.43             11.77         10,360    2014
                                                                11.83             11.43         11,260    2013
                                                                11.42             11.83         11,084    2012
                                                                10.88             11.42         13,536    2011
                                                                10.33             10.88         19,186    2010
                                                                 9.77             10.33         20,544    2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $23.18            $22.10             --    2018
                                                                18.44             23.18             --    2017
                                                                18.37             18.44             --    2016
                                                                18.16             18.37             --    2015
                                                                16.25             18.16             --    2014
                                                                12.30             16.25             --    2013
                                                                10.39             12.30             --    2012
                                                                10.56             10.39             --    2011
                                                                 9.66             10.56             --    2010
                                                                 7.11              9.66             --    2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $22.01            $20.32         35,666    2018
                                                                21.22             22.01         43,288    2017
                                                                20.06             21.22         50,249    2016
                                                                19.59             20.06         62,924    2015
                                                                15.16             19.59         75,477    2014
                                                                15.09             15.16        158,212    2013
                                                                13.19             15.09         60,588    2012
                                                                12.26             13.19         73,481    2011
                                                                 9.70             12.26         88,395    2010
                                                                 7.30              9.70        107,072    2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $21.59            $20.15             80    2018
                                                                18.14             21.59            122    2017
                                                                16.59             18.14            143    2016
                                                                16.76             16.59            171    2015
                                                                15.11             16.76            188    2014
                                                                11.69             15.11            486    2013
                                                                10.31             11.69            596    2012
                                                                10.35             10.31          6,022    2011
                                                                 9.20             10.35          2,803    2010
                                                                 7.44              9.20          2,771    2009
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $21.92            $19.39           3,985   2018
                                                          19.85             21.92           4,205   2017
                                                          16.38             19.85           5,304   2016
                                                          17.44             16.38           7,126   2015
                                                          17.16             17.44          10,299   2014
                                                          12.80             17.16          13,522   2013
                                                          11.40             12.80          18,193   2012
                                                          11.29             11.40          27,947   2011
                                                           9.04             11.29          36,512   2010
                                                           7.05              9.04          45,926   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $15.50            $14.22       1,765,936   2018
                                                          13.69             15.50       2,085,323   2017
                                                          13.14             13.69       2,695,063   2016
                                                          13.57             13.14       3,181,385   2015
                                                          13.15             13.57       3,900,241   2014
                                                          11.68             13.15       4,630,031   2013
                                                          10.60             11.68       5,454,867   2012
                                                          11.14             10.60       6,904,460   2011
                                                          10.37             11.14       7,859,141   2010
                                                           8.76             10.37       9,129,292   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $13.83            $12.65       4,044,152   2018
                                                          12.25             13.83       4,800,112   2017
                                                          11.79             12.25       5,682,378   2016
                                                          12.20             11.79       6,827,170   2015
                                                          11.85             12.20       8,149,908   2014
                                                          10.56             11.85       9,610,320   2013
                                                           9.60             10.56      11,747,555   2012
                                                          10.12              9.60      13,758,448   2011
                                                           9.44             10.12      15,282,878   2010
                                                           8.00              9.44      16,945,311   2009
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $20.44            $19.34              --   2018
                                                          17.40             20.44              --   2017
                                                          16.25             17.40              --   2016
                                                          16.98             16.25              --   2015
                                                          15.37             16.98              --   2014
                                                          11.72             15.37              --   2013
                                                          10.33             11.72              --   2012
                                                          10.86             10.33              --   2011
                                                          10.06             10.86              --   2010
                                                           7.80             10.06              --   2009
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $24.64            $24.20              --   2018
                                                          18.69             24.64              --   2017
                                                          18.98             18.69              --   2016
                                                          19.12             18.98              --   2015
                                                          18.79             19.12              --   2014
                                                          13.72             18.79              --   2013
                                                          11.63             13.72              --   2012
                                                          12.57             11.63              --   2011
                                                          10.00             12.57              --   2010
--------------------------------------------------------------------------------------------------------

                          No Optional Benefit Elected


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $14.13            $13.03          88,440   2018
                                                            12.40             14.13          98,388   2017
                                                            12.05             12.40         100,961   2016
                                                            12.07             12.05         123,067   2015
                                                            11.43             12.07         115,678   2014
                                                             9.98             11.43          69,891   2013
                                                             8.93              9.98          80,605   2012
                                                             9.35              8.93          72,277   2011
                                                             8.60              9.35          82,933   2010
                                                             7.01              8.60          86,826   2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $22.48            $19.94          30,014   2018
                                                            16.74             22.48          34,063   2017
                                                            17.13             16.74          35,775   2016
                                                            16.94             17.13          55,495   2015
                                                            16.40             16.94          66,753   2014
                                                            13.54             16.40          86,765   2013
                                                            12.13             13.54          95,822   2012
                                                            16.07             12.13         112,722   2011
                                                            13.75             16.07         148,449   2010
                                                             9.11             13.75         181,350   2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $28.15            $26.12         182,058   2018
                                                            24.09             28.15         209,950   2017
                                                            22.00             24.09         201,381   2016
                                                            22.01             22.00         252,226   2015
                                                            20.44             22.01         318,394   2014
                                                            15.41             20.44         387,200   2013
                                                            13.34             15.41         489,877   2012
                                                            12.76             13.34         626,142   2011
                                                            11.48             12.76         783,528   2010
                                                             9.68             11.48         926,988   2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $12.73            $ 9.66         382,277   2018
                                                            10.33             12.73         359,466   2017
                                                            10.56             10.33         680,481   2016
                                                            10.47             10.56         679,651   2015
                                                            11.36             10.47         738,772   2014
                                                             9.39             11.36         848,227   2013
                                                             8.34              9.39       1,277,686   2012
                                                            10.51              8.34       1,311,744   2011
                                                            10.22             10.51       1,396,236   2010
                                                             7.72             10.22       1,732,285   2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $31.22            $31.48         323,474   2018
                                                            24.06             31.22         318,418   2017
                                                            23.85             24.06         329,904   2016
                                                            21.83             23.85         368,756   2015
                                                            19.46             21.83         104,547   2014
                                                            14.41             19.46         110,903   2013
                                                            12.53             14.41         114,755   2012
                                                            13.21             12.53         164,656   2011
                                                            12.21             13.21         193,000   2010
                                                             9.03             12.21         217,282   2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $22.86            $22.28         313,926   2018
                                                                        17.34             22.86          86,410   2017
                                                                        16.56             17.34          87,307   2016
                                                                        17.07             16.56         112,328   2015
                                                                        17.69             17.07         478,651   2014
                                                                        12.35             17.69         644,865   2013
                                                                        10.92             12.35         492,685   2012
                                                                        10.63             10.92         718,422   2011
                                                                         7.90             10.63         755,001   2010
                                                                         5.67              7.90         160,123   2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $18.50            $17.57         492,380   2018
                                                                        14.74             18.50         658,287   2017
                                                                        14.63             14.74         102,504   2016
                                                                        14.13             14.63         106,355   2015
                                                                        13.23             14.13         114,336   2014
                                                                         9.58             13.23         114,973   2013
                                                                        10.00              9.58         122,884   2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $29.16            $27.62          58,578   2018
                                                                        23.29             29.16          71,748   2017
                                                                        23.17             23.29          73,193   2016
                                                                        22.44             23.17          83,642   2015
                                                                        21.05             22.44         103,498   2014
                                                                        15.28             21.05         127,797   2013
                                                                        13.67             15.28         147,260   2012
                                                                        14.82             13.67         161,201   2011
                                                                        12.58             14.82         194,748   2010
                                                                         7.71             12.58         234,468   2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $29.96            $25.88         277,148   2018
                                                                        25.86             29.96         343,733   2017
                                                                        22.43             25.86         579,048   2016
                                                                        24.26             22.43         481,943   2015
                                                                        22.56             24.26         628,027   2014
                                                                        16.88             22.56         713,358   2013
                                                                        14.40             16.88         857,966   2012
                                                                        14.93             14.40       1,074,202   2011
                                                                        13.09             14.93       1,323,006   2010
                                                                        10.35             13.09       1,811,655   2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $18.28            $16.32         329,319   2018
                                                                        16.39             18.28         306,365   2017
                                                                        15.08             16.39         374,832   2016
                                                                        16.24             15.08          30,285   2015
                                                                        15.24             16.24         160,258   2014
                                                                        11.96             15.24          37,411   2013
                                                                        10.66             11.96          38,903   2012
                                                                        10.82             10.66          44,517   2011
                                                                        10.02             10.82          78,416   2010
                                                                         7.93             10.02         101,057   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $16.71            $14.86          46,572   2018
                                                                               15.30             16.71          59,441   2017
                                                                               13.52             15.30          62,575   2016
                                                                               14.08             13.52          70,140   2015
                                                                               13.14             14.08          83,159   2014
                                                                               10.68             13.14          87,746   2013
                                                                                9.64             10.68          59,087   2012
                                                                                9.91              9.64          59,240   2011
                                                                                8.97              9.91          59,109   2010
                                                                                7.43              8.97          68,114   2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $20.68            $17.28         254,914   2018
                                                                               17.10             20.68         288,293   2017
                                                                               17.47             17.10         294,411   2016
                                                                               18.20             17.47         436,511   2015
                                                                               18.45             18.20         429,272   2014
                                                                               15.77             18.45         499,017   2013
                                                                               13.89             15.77         549,154   2012
                                                                               15.15             13.89         760,948   2011
                                                                               13.65             15.15       1,265,180   2010
                                                                               10.27             13.65       1,022,699   2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $21.29            $16.92         114,932   2018
                                                                               18.43             21.29         131,137   2017
                                                                               15.86             18.43         157,987   2016
                                                                               18.01             15.86         171,782   2015
                                                                               17.18             18.01         184,006   2014
                                                                               13.08             17.18         218,416   2013
                                                                               11.28             13.08         260,164   2012
                                                                               11.85             11.28         317,181   2011
                                                                               11.24             11.85         407,103   2010
                                                                                7.72             11.24         494,184   2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.70            $12.16         219,272   2018
                                                                               12.43             12.70         220,172   2017
                                                                               12.08             12.43         256,785   2016
                                                                               12.57             12.08         183,802   2015
                                                                               12.34             12.57         504,241   2014
                                                                               13.69             12.34         647,715   2013
                                                                               12.93             13.69         787,136   2012
                                                                               11.74             12.93         750,679   2011
                                                                               11.34             11.74         837,777   2010
                                                                               10.44             11.34       1,384,226   2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $24.02            $22.10          59,841   2018
                                                                               21.41             24.02          69,074   2017
                                                                               17.61             21.41          92,677   2016
                                                                               19.17             17.61         120,265   2015
                                                                               18.51             19.17         158,860   2014
                                                                               13.22             18.51         180,702   2013
                                                                               11.84             13.22         409,640   2012
                                                                               12.34             11.84         390,311   2011
                                                                                9.76             12.34         421,016   2010
                                                                                7.73              9.76         198,288   2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $21.10            $19.10         136,490   2018
                                                                          19.82             21.10         162,017   2017
                                                                          17.08             19.82         263,735   2016
                                                                          18.47             17.08         164,872   2015
                                                                          17.10             18.47         208,170   2014
                                                                          12.60             17.10         232,879   2013
                                                                          11.24             12.60         269,853   2012
                                                                          11.73             11.24         307,534   2011
                                                                          10.58             11.73         328,909   2010
                                                                           8.20             10.58         335,563   2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $19.43            $17.70         798,917   2018
                                                                          17.34             19.43         923,922   2017
                                                                          16.95             17.34       1,101,252   2016
                                                                          17.37             16.95       1,261,460   2015
                                                                          17.29             17.37       1,432,434   2014
                                                                          15.34             17.29       1,683,190   2013
                                                                          14.15             15.34       1,911,127   2012
                                                                          14.90             14.15       2,345,813   2011
                                                                          13.78             14.90       2,689,797   2010
                                                                          11.56             13.78       2,702,947   2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $25.17            $25.49          42,403   2018
                                                                          19.76             25.17          32,787   2017
                                                                          18.64             19.76          27,462   2016
                                                                          18.46             18.64          51,481   2015
                                                                          16.43             18.46          92,455   2014
                                                                          12.48             16.43         100,672   2013
                                                                          11.03             12.48         109,970   2012
                                                                          10.94             11.03         140,252   2011
                                                                           9.64             10.94         140,985   2010
                                                                           7.73              9.64         138,616   2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.17            $ 9.98         401,063   2018
                                                                           9.71             12.17         450,596   2017
                                                                          10.00              9.71         549,135   2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.70            $13.18         525,235   2018
                                                                          10.45             13.70         716,892   2017
                                                                          10.00             10.45         633,664   2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $13.93            $13.71       1,016,444   2018
                                                                          13.66             13.93       1,059,139   2017
                                                                          12.72             13.66       1,163,367   2016
                                                                          13.04             12.72         977,134   2015
                                                                          13.16             13.04         775,011   2014
                                                                          12.86             13.16         924,989   2013
                                                                          12.16             12.86         819,444   2012
                                                                          12.03             12.16         744,903   2011
                                                                          11.18             12.03         920,967   2010
                                                                           7.86             11.18       1,250,080   2009
------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $23.11            $21.99         137,780   2018
                                                                22.00             23.11         164,858   2017
                                                                19.49             22.00         197,191   2016
                                                                20.33             19.49         224,866   2015
                                                                20.14             20.33         585,596   2014
                                                                19.15             20.14         693,993   2013
                                                                17.00             19.15         936,138   2012
                                                                16.44             17.00         832,408   2011
                                                                14.59             16.44         928,019   2010
                                                                 9.71             14.59         773,829   2009
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $36.55            $37.31         189,218   2018
                                                                28.98             36.55         224,859   2017
                                                                28.44             28.98         274,346   2016
                                                                27.18             28.44         330,647   2015
                                                                25.20             27.18         369,070   2014
                                                                18.31             25.20         440,194   2013
                                                                15.88             18.31         530,060   2012
                                                                18.62             15.88         840,132   2011
                                                                16.05             18.62         934,818   2010
                                                                12.61             16.05       1,048,150   2009
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $17.77            $16.53          41,841   2018
                                                                15.86             17.77          46,733   2017
                                                                15.64             15.86          93,882   2016
                                                                15.88             15.64         125,262   2015
                                                                15.27             15.88         204,834   2014
                                                                13.44             15.27         220,737   2013
                                                                12.15             13.44         256,362   2012
                                                                12.68             12.15         272,594   2011
                                                                11.29             12.68         326,559   2010
                                                                 8.90             11.29         339,149   2009
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $18.71            $17.62         405,759   2018
                                                                16.35             18.71         434,145   2017
                                                                15.51             16.35         470,619   2016
                                                                15.68             15.51         489,818   2015
                                                                14.46             15.68         446,914   2014
                                                                12.30             14.46         804,465   2013
                                                                10.87             12.30         541,032   2012
                                                                11.47             10.87         950,174   2011
                                                                 9.88             11.47         799,189   2010
                                                                 7.25              9.88         703,424   2009
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $34.97            $32.17         781,190   2018
                                                                29.18             34.97       1,082,950   2017
                                                                27.49             29.18       1,197,530   2016
                                                                27.77             27.49       1,349,235   2015
                                                                25.24             27.77       1,595,238   2014
                                                                19.56             25.24       2,063,640   2013
                                                                17.09             19.56       2,301,863   2012
                                                                17.84             17.09       2,264,001   2011
                                                                15.48             17.84       2,580,207   2010
                                                                11.59             15.48       2,822,666   2009
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $31.37            $29.32          21,092   2018
                                                                         25.77             31.37          35,959   2017
                                                                         25.47             25.77          39,007   2016
                                                                         25.59             25.47          45,977   2015
                                                                         23.46             25.59          53,364   2014
                                                                         17.22             23.46          44,483   2013
                                                                         14.29             17.22          47,073   2012
                                                                         14.92             14.29          46,650   2011
                                                                         12.83             14.92          62,412   2010
                                                                          9.59             12.83          71,331   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $25.90            $23.35         387,108   2018
                                                                         23.33             25.90         461,450   2017
                                                                         20.11             23.33         465,734   2016
                                                                         21.31             20.11         694,980   2015
                                                                         19.94             21.31         813,647   2014
                                                                         15.83             19.94       1,153,588   2013
                                                                         13.72             15.83       1,221,185   2012
                                                                         13.83             13.72         881,578   2011
                                                                         12.21             13.83       1,120,927   2010
                                                                          9.54             12.21       1,384,669   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $26.16            $23.41         129,810   2018
                                                                         22.76             26.16         134,374   2017
                                                                         19.94             22.76         122,938   2016
                                                                         20.76             19.94         152,040   2015
                                                                         19.11             20.76         197,396   2014
                                                                         14.55             19.11         256,698   2013
                                                                         12.49             14.55         230,747   2012
                                                                         12.50             12.49         242,599   2011
                                                                         11.08             12.50         297,301   2010
                                                                          8.85             11.08         340,531   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $21.72            $24.02          39,649   2018
                                                                         16.43             21.72          41,500   2017
                                                                         16.66             16.43          53,600   2016
                                                                         16.05             16.66         266,830   2015
                                                                         14.54             16.05         153,757   2014
                                                                         10.73             14.54         207,670   2013
                                                                         10.00             10.73         262,173   2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $31.15            $30.57         198,137   2018
                                                                         23.45             31.15         219,325   2017
                                                                         23.66             23.45         145,860   2016
                                                                         22.46             23.66         356,757   2015
                                                                         20.53             22.46         386,044   2014
                                                                         15.32             20.53         421,581   2013
                                                                         13.58             15.32         275,224   2012
                                                                         13.79             13.58         263,824   2011
                                                                         11.30             13.79         370,679   2010
                                                                          8.96             11.30         449,176   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $13.20            $12.90         409,686   2018
                                                                         12.87             13.20         628,508   2017
                                                                         12.50             12.87         798,888   2016
                                                                         12.80             12.50         837,121   2015
                                                                         12.29             12.80         695,718   2014
                                                                         12.74             12.29         887,429   2013
                                                                         12.24             12.74       1,094,480   2012
                                                                         11.60             12.24         234,902   2011
                                                                         10.95             11.60         193,335   2010
                                                                          9.62             10.95         241,209   2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $45.89            $38.54         352,216   2018
                                                                         38.63             45.89         415,201   2017
                                                                         35.02             38.63         642,749   2016
                                                                         36.12             35.02         504,944   2015
                                                                         34.57             36.12         663,955   2014
                                                                         25.82             34.57         883,515   2013
                                                                         22.87             25.82         982,426   2012
                                                                         26.03             22.87         887,367   2011
                                                                         20.54             26.03       1,144,974   2010
                                                                         14.92             20.54       1,326,603   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $22.81            $18.55          50,878   2018
                                                                         19.44             22.81          59,318   2017
                                                                         18.05             19.44          65,990   2016
                                                                         18.92             18.05          79,210   2015
                                                                         18.02             18.92         279,861   2014
                                                                         14.05             18.02         321,440   2013
                                                                         11.22             14.05          89,399   2012
                                                                         12.52             11.22         102,059   2011
                                                                         10.05             12.52         124,919   2010
                                                                          6.49             10.05         168,558   2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $13.56            $12.07         150,236   2018
                                                                         12.29             13.56         183,358   2017
                                                                         11.02             12.29         288,029   2016
                                                                         11.92             11.02         345,603   2015
                                                                         11.76             11.92         388,206   2014
                                                                          9.64             11.76         431,928   2013
                                                                          8.48              9.64         418,459   2012
                                                                          8.74              8.48         443,490   2011
                                                                          8.05              8.74         517,751   2010
                                                                          6.27              8.05         643,059   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $18.40            $17.35         765,299   2018
                                                                         17.02             18.40         956,697   2017
                                                                         15.15             17.02       1,171,895   2016
                                                                         16.54             15.15       1,448,398   2015
                                                                         16.04             16.54       1,717,208   2014
                                                                         14.29             16.04       2,098,323   2013
                                                                         12.87             14.29       2,532,111   2012
                                                                         12.75             12.87       3,102,381   2011
                                                                         11.49             12.75       3,495,374   2010
                                                                          8.60             11.49       4,082,210   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $24.39            $21.85         154,016   2018
                                                                         22.84             24.39         192,228   2017
                                                                         19.97             22.84         208,189   2016
                                                                         21.32             19.97         234,906   2015
                                                                         20.19             21.32         289,803   2014
                                                                         15.97             20.19         323,329   2013
                                                                         14.19             15.97         375,427   2012
                                                                         14.55             14.19         687,303   2011
                                                                         13.28             14.55         774,211   2010
                                                                         10.69             13.28       1,009,197   2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $13.61            $11.42         182,020   2018
                                                                        11.65             13.61         220,153   2017
                                                                        10.79             11.65         232,295   2016
                                                                        11.70             10.79         248,540   2015
                                                                        12.22             11.70         288,127   2014
                                                                         9.48             12.22         321,669   2013
                                                                         7.94              9.48         371,727   2012
                                                                         8.67              7.94         461,553   2011
                                                                         8.19              8.67         519,402   2010
                                                                         6.34              8.19         567,124   2009
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.29            $ 9.29       3,889,737   2018
                                                                         9.38              9.29       3,911,313   2017
                                                                         9.52              9.38       4,618,412   2016
                                                                         9.66              9.52       3,626,075   2015
                                                                         9.80              9.66       3,886,163   2014
                                                                         9.94              9.80       4,439,658   2013
                                                                        10.00              9.94       4,615,445   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $23.00            $20.29          73,552   2018
                                                                        21.01             23.00          88,506   2017
                                                                        18.78             21.01         288,783   2016
                                                                        21.00             18.78         126,963   2015
                                                                        18.76             21.00         304,048   2014
                                                                        14.32             18.76         221,668   2013
                                                                        12.27             14.32         192,312   2012
                                                                        13.30             12.27         234,203   2011
                                                                        10.79             13.30         273,070   2010
                                                                         8.23             10.79         297,155   2009
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $26.57            $26.29         350,446   2018
                                                                        22.82             26.57         378,801   2017
                                                                        22.19             22.82         417,620   2016
                                                                        22.43             22.19         545,428   2015
                                                                        21.03             22.43         700,582   2014
                                                                        17.81             21.03         704,922   2013
                                                                        15.94             17.81         644,239   2012
                                                                        15.96             15.94         708,928   2011
                                                                        14.98             15.96         946,495   2010
                                                                        12.10             14.98       1,174,728   2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $39.53            $39.63          65,691   2018
                                                                        30.86             39.53          75,157   2017
                                                                        30.71             30.86         143,146   2016
                                                                        27.84             30.71         361,108   2015
                                                                        26.05             27.84         211,157   2014
                                                                        20.19             26.05         313,586   2013
                                                                        16.54             20.19         395,919   2012
                                                                        18.04             16.54         453,479   2011
                                                                        17.19             18.04         555,152   2010
                                                                        11.95             17.19         924,862   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $29.75            $24.87          7,508    2018
                                                                        23.07             29.75          8,464    2017
                                                                        25.10             23.07         11,383    2016
                                                                        27.92             25.10         15,075    2015
                                                                        32.24             27.92         19,389    2014
                                                                        28.62             32.24         24,030    2013
                                                                        25.66             28.62         27,620    2012
                                                                        38.48             25.66         48,063    2011
                                                                        31.24             38.48         66,850    2010
                                                                        17.70             31.24         92,686    2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $33.22            $29.93         51,536    2018
                                                                        29.06             33.22         77,510    2017
                                                                        29.21             29.06        119,099    2016
                                                                        30.23             29.21        280,299    2015
                                                                        25.55             30.23        331,241    2014
                                                                        17.59             25.55        183,570    2013
                                                                        15.07             17.59        131,800    2012
                                                                        14.97             15.07        169,166    2011
                                                                        12.18             14.97        153,879    2010
                                                                         9.21             12.18        197,620    2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $17.68            $16.55        128,661    2018
                                                                        15.08             17.68        150,982    2017
                                                                        13.33             15.08        151,752    2016
                                                                        14.15             13.33         44,987    2015
                                                                        12.65             14.15         43,763    2014
                                                                        10.22             12.65         52,614    2013
                                                                         9.09             10.22         50,018    2012
                                                                         8.56              9.09         43,571    2011
                                                                         7.75              8.56         40,566    2010
                                                                         6.41              7.75         36,184    2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.97            $10.75        218,277    2018
                                                                        10.58             11.97        278,896    2017
                                                                         9.50             10.58        287,782    2016
                                                                         9.92              9.50        558,014    2015
                                                                        10.00              9.92        587,785    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $29.62            $27.52         27,244    2018
                                                                        24.43             29.62         26,216    2017
                                                                        22.88             24.43         27,413    2016
                                                                        23.23             22.88         30,162    2015
                                                                        21.29             23.23         33,946    2014
                                                                        16.40             21.29         50,520    2013
                                                                        14.00             16.40         67,661    2012
                                                                        14.56             14.00         95,375    2011
                                                                        13.33             14.56        129,423    2010
                                                                        10.68             13.33        155,830    2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $34.05            $32.98         55,219    2018
                                                                        27.35             34.05         71,000    2017
                                                                        25.51             27.35         78,658    2016
                                                                        26.45             25.51         90,379    2015
                                                                        29.02             26.45         98,841    2014
                                                                        20.85             29.02        124,671    2013
                                                                        17.50             20.85        147,093    2012
                                                                        19.84             17.50        255,072    2011
                                                                        14.81             19.84        301,040    2010
                                                                         9.22             14.81        295,325    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $21.32            $19.77        143,502    2018
                                                                          19.31             21.32        157,255    2017
                                                                          18.00             19.31        155,685    2016
                                                                          18.38             18.00        163,459    2015
                                                                          17.23             18.38        159,346    2014
                                                                          14.72             17.23        223,893    2013
                                                                          13.47             14.72        285,339    2012
                                                                          13.45             13.47        358,781    2011
                                                                          12.45             13.45        367,448    2010
                                                                          10.73             12.45        373,204    2009
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $42.04            $41.77         60,375    2018
                                                                          37.26             42.04         71,083    2017
                                                                          33.99             37.26         88,749    2016
                                                                          40.46             33.99        105,715    2015
                                                                          36.50             40.46        127,185    2014
                                                                          30.81             36.50        160,154    2013
                                                                          27.62             30.81        202,668    2012
                                                                          26.31             27.62        250,559    2011
                                                                          23.52             26.31        297,287    2010
                                                                          17.96             23.52        382,637    2009
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $12.81            $12.70        111,088    2018
                                                                          10.15             12.81        155,653    2017
                                                                           9.73             10.15        169,523    2016
                                                                          10.00              9.73        174,581    2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $25.07            $23.23         51,417    2018
                                                                          20.11             25.07         47,492    2017
                                                                          20.91             20.11         56,118    2016
                                                                          20.54             20.91         68,446    2015
                                                                          18.11             20.54         92,946    2014
                                                                          14.20             18.11        121,533    2013
                                                                          12.66             14.20        142,910    2012
                                                                          13.02             12.66        174,915    2011
                                                                          12.11             13.02        257,561    2010
                                                                           8.52             12.11        322,088    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $13.13            $12.22        103,500    2018
                                                                          12.22             13.13        129,827    2017
                                                                          11.82             12.22        136,570    2016
                                                                          11.92             11.82        176,397    2015
                                                                          11.20             11.92        179,690    2014
                                                                          10.07             11.20        218,726    2013
                                                                           9.12             10.07        267,237    2012
                                                                           9.22              9.12        336,572    2011
                                                                           8.30              9.22        397,013    2010
                                                                           6.93              8.30        460,147    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $28.45            $26.27        148,366    2018
                                                                          22.48             28.45        166,160    2017
                                                                          22.34             22.48        175,705    2016
                                                                          21.32             22.34        201,831    2015
                                                                          20.50             21.32         57,918    2014
                                                                          15.34             20.50         62,949    2013
                                                                          13.40             15.34         84,361    2012
                                                                          13.48             13.40         87,946    2011
                                                                          10.76             13.48         70,821    2010
                                                                           8.25             10.76         71,754    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $37.88            $32.33         484,537   2018
                                                                          28.19             37.88         377,273   2017
                                                                          28.65             28.19         391,149   2016
                                                                          28.04             28.65         772,731   2015
                                                                          27.88             28.04         881,897   2014
                                                                          22.28             27.88         989,848   2013
                                                                          18.69             22.28         755,258   2012
                                                                          20.73             18.69         956,489   2011
                                                                          18.18             20.73       1,187,536   2010
                                                                          13.24             18.18       1,289,445   2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $27.93            $25.30         333,549   2018
                                                                          24.30             27.93         332,361   2017
                                                                          22.15             24.30         432,625   2016
                                                                          21.80             22.15         378,987   2015
                                                                          20.04             21.80         499,153   2014
                                                                          15.47             20.04         627,250   2013
                                                                          13.46             15.47         802,319   2012
                                                                          13.70             13.46       1,385,701   2011
                                                                          12.01             13.70       1,600,757   2010
                                                                           9.52             12.01       1,260,347   2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $39.16            $34.53         160,401   2018
                                                                          34.89             39.16         197,667   2017
                                                                          30.08             34.89         329,909   2016
                                                                          32.50             30.08         311,817   2015
                                                                          29.54             32.50         508,211   2014
                                                                          21.32             29.54         734,512   2013
                                                                          18.38             21.32         733,359   2012
                                                                          19.11             18.38         894,911   2011
                                                                          15.76             19.11       1,034,117   2010
                                                                          11.68             15.76         978,316   2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $15.61            $14.54          95,772   2018
                                                                          13.97             15.61         112,878   2017
                                                                          12.55             13.97         172,847   2016
                                                                          14.03             12.55         215,046   2015
                                                                          14.17             14.03         265,955   2014
                                                                          14.36             14.17         347,259   2013
                                                                          12.69             14.36         469,134   2012
                                                                          12.64             12.69         481,393   2011
                                                                          11.35             12.64         447,899   2010
                                                                           9.48             11.35         247,200   2009
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $21.31            $20.44         231,012   2018
                                                                          20.28             21.31         269,615   2017
                                                                          18.30             20.28         334,308   2016
                                                                          18.88             18.30         531,572   2015
                                                                          18.54             18.88         878,514   2014
                                                                          17.79             18.54       1,001,875   2013
                                                                          15.80             17.79       1,242,132   2012
                                                                          15.51             15.80       1,312,732   2011
                                                                          13.75             15.51       1,490,940   2010
                                                                           9.95             13.75       2,218,628   2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $20.00            $19.24         134,709   2018
                                                                              18.63             20.00         137,408   2017
                                                                              18.78             18.63         194,886   2016
                                                                              19.32             18.78         138,866   2015
                                                                              15.81             19.32         187,459   2014
                                                                              18.43             15.81         238,736   2013
                                                                              17.91             18.43         377,761   2012
                                                                              14.21             17.91         420,107   2011
                                                                              12.92             14.21         582,307   2010
                                                                              13.71             12.92         896,022   2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $12.36            $12.22         409,945   2018
                                                                              12.37             12.36         387,441   2017
                                                                              12.38             12.37         506,470   2016
                                                                              12.52             12.38         780,579   2015
                                                                              12.60             12.52       1,544,994   2014
                                                                              12.80             12.60       1,911,611   2013
                                                                              12.27             12.80       2,465,982   2012
                                                                              12.32             12.27       2,491,080   2011
                                                                              11.87             12.32       2,547,698   2010
                                                                              10.63             11.87       2,775,056   2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $16.21            $15.88       1,188,989   2018
                                                                              15.67             16.21       1,425,864   2017
                                                                              15.49             15.67       1,771,201   2016
                                                                              15.65             15.49       2,172,675   2015
                                                                              15.23             15.65       2,265,141   2014
                                                                              15.76             15.23       2,898,741   2013
                                                                              14.59             15.76       5,175,792   2012
                                                                              14.29             14.59       4,458,084   2011
                                                                              13.41             14.29       5,766,764   2010
                                                                              11.94             13.41       5,812,250   2009
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $36.54            $33.94          54,523   2018
                                                                              28.57             36.54          59,530   2017
                                                                              28.64             28.57          67,850   2016
                                                                              27.45             28.64          79,951   2015
                                                                              26.11             27.45          95,989   2014
                                                                              20.48             26.11         138,379   2013
                                                                              18.79             20.48         173,426   2012
                                                                              19.96             18.79         193,337   2011
                                                                              18.87             19.96         220,464   2010
                                                                              12.16             18.87         341,557   2009
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $35.81            $34.87          79,312   2018
                                                                              26.69             35.81          92,497   2017
                                                                              27.44             26.69          99,696   2016
                                                                              25.07             27.44         169,360   2015
                                                                              23.22             25.07          45,715   2014
                                                                              17.18             23.22          48,924   2013
                                                                              15.07             17.18          49,688   2012
                                                                              15.30             15.07          45,148   2011
                                                                              13.93             15.30          59,858   2010
                                                                               9.91             13.93          66,249   2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $14.37            $11.55        250,353    2018
                                                                14.66             14.37        235,304    2017
                                                                11.92             14.66        208,962    2016
                                                                17.00             11.92        202,168    2015
                                                                21.50             17.00        240,785    2014
                                                                19.88             21.50        302,214    2013
                                                                20.78             19.88        350,238    2012
                                                                26.14             20.78        401,411    2011
                                                                20.81             26.14        478,830    2010
                                                                11.97             20.81        586,262    2009
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $42.68            $41.30         31,877    2018
                                                                33.03             42.68         43,385    2017
                                                                31.62             33.03         51,075    2016
                                                                29.64             31.62        158,669    2015
                                                                25.61             29.64         63,400    2014
                                                                19.30             25.61         55,156    2013
                                                                16.78             19.30         67,829    2012
                                                                16.66             16.78         68,659    2011
                                                                14.27             16.66         98,475    2010
                                                                 9.52             14.27        163,260    2009
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $12.94            $12.57        240,101    2018
                                                                12.71             12.94        265,289    2017
                                                                12.53             12.71        335,322    2016
                                                                12.77             12.53        393,057    2015
                                                                12.32             12.77        451,466    2014
                                                                12.67             12.32        497,021    2013
                                                                12.17             12.67        563,447    2012
                                                                11.52             12.17        681,024    2011
                                                                10.86             11.52        768,272    2010
                                                                10.22             10.86        898,270    2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $30.61            $29.36        122,542    2018
                                                                24.20             30.61        158,692    2017
                                                                23.96             24.20        186,236    2016
                                                                23.54             23.96        205,989    2015
                                                                20.94             23.54        226,090    2014
                                                                15.75             20.94        286,243    2013
                                                                13.22             15.75        336,841    2012
                                                                13.36             13.22        480,182    2011
                                                                12.14             13.36        572,848    2010
                                                                 8.88             12.14        665,439    2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $39.66            $36.85        120,873    2018
                                                                38.02             39.66        140,728    2017
                                                                35.72             38.02        248,723    2016
                                                                34.66             35.72        262,181    2015
                                                                26.67             34.66        323,038    2014
                                                                26.37             26.67        420,761    2013
                                                                22.91             26.37        392,756    2012
                                                                21.16             22.91        428,927    2011
                                                                16.65             21.16        510,228    2010
                                                                12.45             16.65        554,547    2009
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $30.34            $28.48         739,198   2018
                                                          25.34             30.34         885,976   2017
                                                          23.03             25.34         914,632   2016
                                                          23.12             23.03         812,397   2015
                                                          20.71             23.12         852,941   2014
                                                          15.93             20.71       1,026,421   2013
                                                          13.97             15.93       1,012,788   2012
                                                          13.94             13.97       1,065,244   2011
                                                          12.31             13.94       1,420,203   2010
                                                           9.89             12.31       1,722,934   2009
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $35.75            $31.81         138,254   2018
                                                          32.18             35.75         166,432   2017
                                                          26.38             32.18         171,408   2016
                                                          27.92             26.38         208,442   2015
                                                          27.31             27.92         235,904   2014
                                                          20.24             27.31         296,598   2013
                                                          17.93             20.24         356,097   2012
                                                          17.64             17.93         426,144   2011
                                                          14.04             17.64         506,290   2010
                                                          10.89             14.04         654,504   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $20.01            $18.47       1,707,581   2018
                                                          17.57             20.01       1,905,217   2017
                                                          16.76             17.57       2,372,911   2016
                                                          17.20             16.76       2,666,295   2015
                                                          16.57             17.20       3,013,487   2014
                                                          14.63             16.57       3,358,848   2013
                                                          13.19             14.63       4,013,319   2012
                                                          13.78             13.19       4,868,017   2011
                                                          12.75             13.78       5,991,240   2010
                                                          10.71             12.75       7,122,042   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $14.85            $13.67       1,094,871   2018
                                                          13.07             14.85       1,312,863   2017
                                                          12.51             13.07       1,481,973   2016
                                                          12.86             12.51       1,928,679   2015
                                                          12.42             12.86       2,298,296   2014
                                                          11.00             12.42       2,674,406   2013
                                                           9.94             11.00       3,181,098   2012
                                                          10.41              9.94       4,000,343   2011
                                                           9.66             10.41       4,421,187   2010
                                                           8.13              9.66       4,828,041   2009
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $26.87            $25.58          68,631   2018
                                                          22.74             26.87          86,417   2017
                                                          21.11             22.74         117,866   2016
                                                          21.92             21.11         216,421   2015
                                                          19.73             21.92         239,578   2014
                                                          14.95             19.73         172,824   2013
                                                          13.10             14.95         193,088   2012
                                                          13.69             13.10         228,575   2011
                                                          12.60             13.69         290,531   2010
                                                           9.71             12.60         372,997   2009
--------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $25.79            $25.48        158,263    2018
                                                       19.44             25.79        190,217    2017
                                                       19.62             19.44         63,874    2016
                                                       19.65             19.62         75,068    2015
                                                       19.19             19.65         98,547    2014
                                                       13.92             19.19         87,843    2013
                                                       11.74             13.92         82,270    2012
                                                       12.61             11.74        101,016    2011
                                                       10.00             12.61        105,233    2010
-----------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.20            $12.09          1,488    2018
                                                            11.66             13.20          1,623    2017
                                                            11.40             11.66          4,741    2016
                                                            11.50             11.40          4,956    2015
                                                            10.96             11.50          7,300    2014
                                                             9.63             10.96          6,400    2013
                                                             8.68              9.63          6,949    2012
                                                             9.14              8.68          4,633    2011
                                                             8.47              9.14          4,962    2010
                                                             6.95              8.47         25,508    2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $14.33            $12.63             --    2018
                                                            10.74             14.33             --    2017
                                                            11.06             10.74             --    2016
                                                            11.01             11.06             --    2015
                                                            10.73             11.01             --    2014
                                                             8.92             10.73             --    2013
                                                             8.04              8.92             --    2012
                                                            10.73              8.04             --    2011
                                                             9.24             10.73             --    2010
                                                             6.16              9.24             --    2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $18.01            $16.60             --    2018
                                                            15.51             18.01             --    2017
                                                            14.26             15.51             --    2016
                                                            14.37             14.26             --    2015
                                                            13.43             14.37             --    2014
                                                            10.19             13.43             --    2013
                                                             8.88             10.19             --    2012
                                                             8.55              8.88             --    2011
                                                             7.74              8.55             --    2010
                                                             6.57              7.74             --    2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 8.20            $ 6.18         35,075    2018
                                                             6.69              8.20         33,973    2017
                                                             6.89              6.69        119,671    2016
                                                             6.88              6.89         87,916    2015
                                                             7.51              6.88         76,717    2014
                                                             6.25              7.51         61,010    2013
                                                             5.59              6.25        120,359    2012
                                                             7.09              5.59        103,611    2011
                                                             6.94              7.09         89,692    2010
                                                             5.28              6.94         89,531    2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $21.05            $21.09             --    2018
                                                            16.33             21.05             --    2017
                                                            16.30             16.33             --    2016
                                                            15.02             16.30             --    2015
                                                            13.47             15.02             --    2014
                                                            10.05             13.47             --    2013
                                                             8.79             10.05             --    2012
                                                             9.33              8.79             --    2011
                                                             8.68              9.33             --    2010
                                                             6.47              8.68             --    2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $21.16            $20.48            --     2018
                                                                        16.16             21.16            --     2017
                                                                        15.54             16.16            --     2016
                                                                        16.12             15.54            --     2015
                                                                        16.81             16.12        16,706     2014
                                                                        11.81             16.81            --     2013
                                                                        10.52             11.81            --     2012
                                                                        10.31             10.52            --     2011
                                                                         7.71             10.31            --     2010
                                                                         5.57              7.71            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.70            $16.70            --     2018
                                                                        14.20             17.70            --     2017
                                                                        14.18             14.20            --     2016
                                                                        13.79             14.18            --     2015
                                                                        12.99             13.79            --     2014
                                                                         9.47             12.99            --     2013
                                                                        10.00              9.47            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $19.39            $18.24            --     2018
                                                                        15.59             19.39            --     2017
                                                                        15.61             15.59            --     2016
                                                                        15.22             15.61            --     2015
                                                                        14.37             15.22            --     2014
                                                                        10.50             14.37            --     2013
                                                                         9.46             10.50            --     2012
                                                                        10.32              9.46            --     2011
                                                                         8.82             10.32            --     2010
                                                                         5.44              8.82            --     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $17.90            $15.35            --     2018
                                                                        15.55             17.90            --     2017
                                                                        13.57             15.55        43,896     2016
                                                                        14.78             13.57            --     2015
                                                                        13.84             14.78            --     2014
                                                                        10.42             13.84            --     2013
                                                                         8.95             10.42            --     2012
                                                                         9.34              8.95            --     2011
                                                                         8.24              9.34            --     2010
                                                                         6.56              8.24           445     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $16.92            $15.01        61,983     2018
                                                                        15.27             16.92        54,628     2017
                                                                        14.15             15.27        66,967     2016
                                                                        15.33             14.15            --     2015
                                                                        14.48             15.33            --     2014
                                                                        11.45             14.48            --     2013
                                                                        10.27             11.45            --     2012
                                                                        10.49             10.27            --     2011
                                                                         9.78             10.49            --     2010
                                                                         7.79              9.78            --     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $15.57            $13.76         14,234    2018
                                                                               14.35             15.57         18,784    2017
                                                                               12.77             14.35         22,344    2016
                                                                               13.39             12.77         24,162    2015
                                                                               12.57             13.39         26,458    2014
                                                                               10.28             12.57         47,780    2013
                                                                                9.35             10.28         52,394    2012
                                                                                9.67              9.35         39,006    2011
                                                                                8.82              9.67         41,022    2010
                                                                                7.35              8.82         43,330    2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $13.60            $11.29         25,984    2018
                                                                               11.32             13.60         27,274    2017
                                                                               11.64             11.32         20,372    2016
                                                                               12.21             11.64         51,917    2015
                                                                               12.46             12.21         32,890    2014
                                                                               10.72             12.46         36,795    2013
                                                                                9.50             10.72         41,318    2012
                                                                               10.43              9.50         30,715    2011
                                                                                9.46             10.43         30,463    2010
                                                                                7.17              9.46         49,055    2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $12.85            $10.14             --    2018
                                                                               11.19             12.85             --    2017
                                                                                9.70             11.19             --    2016
                                                                               11.08              9.70             --    2015
                                                                               10.64             11.08             --    2014
                                                                                8.16             10.64             --    2013
                                                                                7.08              8.16             --    2012
                                                                                7.49              7.08             --    2011
                                                                                7.15              7.49             --    2010
                                                                                4.94              7.15             --    2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.01            $11.42         32,437    2018
                                                                               11.83             12.01         30,749    2017
                                                                               11.58             11.83         38,709    2016
                                                                               12.12             11.58         10,486    2015
                                                                               11.99             12.12         55,456    2014
                                                                               13.38             11.99         61,901    2013
                                                                               12.73             13.38         54,280    2012
                                                                               11.63             12.73         57,185    2011
                                                                               11.31             11.63         67,475    2010
                                                                               10.48             11.31        107,747    2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $16.52            $15.10             --    2018
                                                                               14.83             16.52             --    2017
                                                                               12.27             14.83             --    2016
                                                                               13.45             12.27             --    2015
                                                                               13.07             13.45             --    2014
                                                                                9.40             13.07             --    2013
                                                                                8.47              9.40             --    2012
                                                                                8.89              8.47             --    2011
                                                                                7.08              8.89             --    2010
                                                                                5.64              7.08             --    2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $16.54            $14.88         14,454    2018
                                                                          15.64             16.54         16,714    2017
                                                                          13.57             15.64         36,300    2016
                                                                          14.77             13.57             --    2015
                                                                          13.76             14.77             --    2014
                                                                          10.21             13.76             --    2013
                                                                           9.16             10.21             --    2012
                                                                           9.63              9.16             --    2011
                                                                           8.74              9.63             --    2010
                                                                           6.82              8.74             --    2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $14.87            $13.45        235,552    2018
                                                                          13.35             14.87        271,202    2017
                                                                          13.14             13.35        296,354    2016
                                                                          13.56             13.14        323,495    2015
                                                                          13.59             13.56        374,441    2014
                                                                          12.13             13.59        422,553    2013
                                                                          11.27             12.13        467,104    2012
                                                                          11.94             11.27        517,045    2011
                                                                          11.11             11.94        539,375    2010
                                                                           9.39             11.11        549,044    2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $18.90            $19.01             --    2018
                                                                          14.94             18.90             --    2017
                                                                          14.19             14.94             --    2016
                                                                          14.14             14.19             --    2015
                                                                          12.67             14.14             --    2014
                                                                           9.69             12.67             --    2013
                                                                           8.62              9.69             --    2012
                                                                           8.60              8.62             --    2011
                                                                           7.64              8.60             --    2010
                                                                           6.16              7.64             --    2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.04            $ 9.80             --    2018
                                                                           9.67             12.04             --    2017
                                                                          10.00              9.67             --    2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.55            $12.95         16,703    2018
                                                                          10.40             13.55         33,848    2017
                                                                          10.00             10.40             --    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $12.09            $11.83         30,933    2018
                                                                          11.94             12.09         15,187    2017
                                                                          11.19             11.94         19,161    2016
                                                                          11.55             11.19         21,696    2015
                                                                          11.73             11.55         46,623    2014
                                                                          11.54             11.73         50,885    2013
                                                                          10.98             11.54         38,016    2012
                                                                          10.94             10.98             --    2011
                                                                          10.24             10.94             --    2010
                                                                           7.25             10.24         30,364    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $17.32            $16.37             --    2018
                                                                         16.60             17.32             --    2017
                                                                         14.80             16.60             --    2016
                                                                         15.54             14.80             --    2015
                                                                         15.50             15.54             --    2014
                                                                         14.83             15.50             --    2013
                                                                         13.26             14.83             --    2012
                                                                         12.90             13.26             --    2011
                                                                         11.52             12.90             --    2010
                                                                          7.72             11.52             --    2009
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $18.94            $19.20             --    2018
                                                                         15.11             18.94             --    2017
                                                                         14.93             15.11             --    2016
                                                                         14.36             14.93             --    2015
                                                                         13.41             14.36             --    2014
                                                                          9.80             13.41             --    2013
                                                                          8.56              9.80             --    2012
                                                                         10.11              8.56         51,091    2011
                                                                          8.77             10.11         47,284    2010
                                                                          6.94              8.77         35,334    2009
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $17.32            $16.20         55,186    2018
                                                                         15.24             17.32         67,253    2017
                                                                         14.55             15.24         81,236    2016
                                                                         14.81             14.55         91,114    2015
                                                                         13.75             14.81        102,613    2014
                                                                         11.77             13.75        121,816    2013
                                                                         10.47             11.77        135,959    2012
                                                                         11.12             10.47        154,795    2011
                                                                          9.65             11.12        164,942    2010
                                                                          7.12              9.65         75,912    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $18.75            $17.14         12,656    2018
                                                                         15.75             18.75         24,546    2017
                                                                         14.93             15.75         21,690    2016
                                                                         15.19             14.93         97,151    2015
                                                                         13.90             15.19        106,525    2014
                                                                         10.84             13.90        142,448    2013
                                                                          9.53             10.84        175,986    2012
                                                                         10.02              9.53             --    2011
                                                                          8.75             10.02             --    2010
                                                                          6.60              8.75            423    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $18.77            $17.42             --    2018
                                                                         15.52             18.77             --    2017
                                                                         15.44             15.52             --    2016
                                                                         15.61             15.44             --    2015
                                                                         14.41             15.61             --    2014
                                                                         10.65             14.41             --    2013
                                                                          8.90             10.65             --    2012
                                                                          9.35              8.90             --    2011
                                                                          8.09              9.35             --    2010
                                                                          6.09              8.09             --    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                Number of
                                                              Accumulation      Accumulation  Accumulation
                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $15.60            $13.97         15,476    2018
                                                                  14.14             15.60         17,744    2017
                                                                  12.27             14.14             --    2016
                                                                  13.09             12.27         49,466    2015
                                                                  12.33             13.09         51,497    2014
                                                                   9.85             12.33         73,928    2013
                                                                   8.60              9.85         89,291    2012
                                                                   8.72              8.60             --    2011
                                                                   7.75              8.72             --    2010
                                                                   6.10              7.75            379    2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $18.31            $16.27             --    2018
                                                                  16.03             18.31             --    2017
                                                                  14.14             16.03             --    2016
                                                                  14.82             14.14             --    2015
                                                                  13.73             14.82             --    2014
                                                                  10.53             13.73             --    2013
                                                                   9.09             10.53             --    2012
                                                                   9.16              9.09             --    2011
                                                                   8.17              9.16             --    2010
                                                                   6.57              8.17             --    2009
----------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2          $20.89            $22.95             --    2018
                                                                  15.90             20.89             --    2017
                                                                  16.23             15.90             --    2016
                                                                  15.74             16.23         37,316    2015
                                                                  14.36             15.74         17,162    2014
                                                                  10.66             14.36         21,224    2013
                                                                  10.00             10.66         27,534    2012
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $21.12            $20.58             --    2018
                                                                  16.00             21.12             --    2017
                                                                  16.25             16.00             --    2016
                                                                  15.53             16.25             --    2015
                                                                  14.29             15.53             --    2014
                                                                  10.73             14.29             --    2013
                                                                   9.58             10.73             --    2012
                                                                   9.79              9.58             --    2011
                                                                   8.07              9.79             --    2010
                                                                   6.44              8.07             --    2009
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $12.30            $11.94         62,430    2018
                                                                  12.08             12.30        104,633    2017
                                                                  11.81             12.08        132,751    2016
                                                                  12.16             11.81        123,333    2015
                                                                  11.76             12.16         77,842    2014
                                                                  12.27             11.76        101,072    2013
                                                                  11.87             12.27        106,912    2012
                                                                  11.33             11.87             --    2011
                                                                  10.76             11.33             --    2010
                                                                   9.52             10.76            271    2009
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $18.95            $15.81         22,509    2018
                                                                  16.06             18.95         24,429    2017
                                                                  14.65             16.06         35,385    2016
                                                                  15.21             14.65         32,798    2015
                                                                  14.66             15.21         62,088    2014
                                                                  11.02             14.66         62,614    2013
                                                                   9.82             11.02         80,473    2012
                                                                  11.26              9.82             --    2011
                                                                   8.94             11.26             --    2010
                                                                   6.54              8.94            165    2009
----------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $17.24            $13.92             --    2018
                                                                         14.79             17.24             --    2017
                                                                         13.82             14.79             --    2016
                                                                         14.58             13.82             --    2015
                                                                         13.98             14.58             --    2014
                                                                         10.97             13.98             --    2013
                                                                          8.82             10.97             --    2012
                                                                          9.90              8.82             --    2011
                                                                          8.01              9.90             --    2010
                                                                          5.20              8.01             --    2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.66            $11.20        139,481    2018
                                                                         11.55             12.66        154,456    2017
                                                                         10.42             11.55        187,876    2016
                                                                         11.35             10.42        210,770    2015
                                                                         11.28             11.35        233,008    2014
                                                                          9.31             11.28        259,443    2013
                                                                          8.24              9.31        289,851    2012
                                                                          8.55              8.24        321,619    2011
                                                                          7.92              8.55        349,868    2010
                                                                          6.21              7.92        349,044    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.60            $14.62        296,192    2018
                                                                         14.53             15.60        329,724    2017
                                                                         13.02             14.53        371,958    2016
                                                                         14.31             13.02        413,962    2015
                                                                         13.97             14.31        452,715    2014
                                                                         12.52             13.97        562,885    2013
                                                                         11.35             12.52        609,061    2012
                                                                         11.33             11.35        660,335    2011
                                                                         10.27             11.33        728,834    2010
                                                                          7.74             10.27        877,708    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.58            $12.98             --    2018
                                                                         13.74             14.58             --    2017
                                                                         12.09             13.74             --    2016
                                                                         13.00             12.09             --    2015
                                                                         12.39             13.00             --    2014
                                                                          9.87             12.39             --    2013
                                                                          8.82              9.87             --    2012
                                                                          9.11              8.82         50,136    2011
                                                                          8.37              9.11         52,102    2010
                                                                          6.78              8.37         91,817    2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $12.60            $10.50             --    2018
                                                                         10.86             12.60             --    2017
                                                                         10.12             10.86             --    2016
                                                                         11.05             10.12             --    2015
                                                                         11.62             11.05             --    2014
                                                                          9.07             11.62             --    2013
                                                                          7.65              9.07             --    2012
                                                                          8.40              7.65             --    2011
                                                                          7.99              8.40             --    2010
                                                                          6.23              7.99             --    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.11            $ 8.97            964    2017
                                                                         9.30              9.11             --    2016
                                                                         9.50              9.30         88,811    2015
                                                                         9.71              9.50         68,241    2014
                                                                         9.91              9.71             --    2013
                                                                        10.00              9.91             --    2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $19.31            $18.98         48,035    2018
                                                                        16.69             19.31         60,105    2017
                                                                        16.34             16.69         69,578    2016
                                                                        16.62             16.34         78,072    2015
                                                                        15.69             16.62         86,046    2014
                                                                        13.38             15.69        114,008    2013
                                                                        12.05             13.38        121,949    2012
                                                                        12.15             12.05        128,814    2011
                                                                        11.47             12.15        139,856    2010
                                                                         9.33             11.47        131,176    2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $23.70            $23.60              0    2018
                                                                        18.62             23.70              0    2017
                                                                        18.66             18.62         18,277    2016
                                                                        17.03             18.66         19,480    2015
                                                                        16.04             17.03         23,805    2014
                                                                        12.51             16.04         28,577    2013
                                                                        10.32             12.51         35,292    2012
                                                                        11.33             10.32         28,211    2011
                                                                        10.87             11.33         27,876    2010
                                                                         7.60             10.87         85,442    2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.03            $17.92             --    2018
                                                                        17.64             20.03             --    2017
                                                                        17.85             17.64             --    2016
                                                                        18.59             17.85             --    2015
                                                                        15.81             18.59             --    2014
                                                                        10.96             15.81             --    2013
                                                                         9.45             10.96             --    2012
                                                                         9.45              9.45             --    2011
                                                                         7.74              9.45             --    2010
                                                                         5.89              7.74             --    2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.48            $15.32             --    2018
                                                                        14.14             16.48             --    2017
                                                                        12.58             14.14             --    2016
                                                                        13.45             12.58             --    2015
                                                                        12.11             13.45             --    2014
                                                                         9.84             12.11             --    2013
                                                                         8.81              9.84             --    2012
                                                                         8.35              8.81             --    2011
                                                                         7.61              8.35             --    2010
                                                                         6.34              7.61             --    2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.73            $10.46             --    2018
                                                                        10.43             11.73             --    2017
                                                                         9.43             10.43             --    2016
                                                                         9.92              9.43             --    2015
                                                                        10.00              9.92             --    2014
----------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $19.54            $18.03            --     2018
                                                                      16.22             19.54            --     2017
                                                                      15.30             16.22            --     2016
                                                                      15.63             15.30            --     2015
                                                                      14.42             15.63            --     2014
                                                                      11.18             14.42            --     2013
                                                                       9.61             11.18            --     2012
                                                                      10.06              9.61            --     2011
                                                                       9.27             10.06            --     2010
                                                                       7.48              9.27            --     2009
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $15.45            $14.23        22,931     2018
                                                                      14.09             15.45        25,305     2017
                                                                      13.22             14.09        29,623     2016
                                                                      13.58             13.22        31,746     2015
                                                                      12.82             13.58        34,772     2014
                                                                      11.03             12.82        44,644     2013
                                                                      10.15             11.03        47,909     2012
                                                                      10.21             10.15        52,314     2011
                                                                       9.51             10.21        57,830     2010
                                                                       8.25              9.51        62,020     2009
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $20.38            $20.11            --     2018
                                                                      18.18             20.38            --     2017
                                                                      16.70             18.18            --     2016
                                                                      20.01             16.70            --     2015
                                                                      18.17             20.01            --     2014
                                                                      15.44             18.17            --     2013
                                                                      13.93             15.44            --     2012
                                                                      13.36             13.93            --     2011
                                                                      12.02             13.36            --     2010
                                                                       9.24             12.02            --     2009
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                              $12.58            $12.38            --     2018
                                                                      10.03             12.58            --     2017
                                                                       9.68             10.03            --     2016
                                                                      10.00              9.68            --     2015
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $16.71            $15.38            --     2018
                                                                      13.49             16.71            --     2017
                                                                      14.12             13.49            --     2016
                                                                      13.97             14.12            --     2015
                                                                      12.39             13.97            --     2014
                                                                       9.78             12.39            --     2013
                                                                       8.78              9.78            --     2012
                                                                       9.09              8.78            --     2011
                                                                       8.51              9.09            --     2010
                                                                       6.03              8.51            --     2009
--------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.75            $ 9.94         35,686    2018
                                                                          10.08             10.75         41,555    2017
                                                                           9.81             10.08         48,065    2016
                                                                           9.96              9.81         52,836    2015
                                                                           9.42              9.96        107,873    2014
                                                                           8.53              9.42         76,385    2013
                                                                           7.77              8.53         79,841    2012
                                                                           7.91              7.77         82,079    2011
                                                                           7.17              7.91         90,138    2010
                                                                           6.02              7.17         41,527    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $16.09            $14.75             --    2018
                                                                          12.79             16.09             --    2017
                                                                          12.80             12.79             --    2016
                                                                          12.29             12.80             --    2015
                                                                          11.90             12.29             --    2014
                                                                           8.96             11.90             --    2013
                                                                           7.88              8.96             --    2012
                                                                           7.98              7.88             --    2011
                                                                           6.41              7.98             --    2010
                                                                           4.95              6.41             --    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $17.29            $14.66          9,884    2018
                                                                          12.96             17.29         21,367    2017
                                                                          13.25             12.96         26,324    2016
                                                                          13.06             13.25         36,606    2015
                                                                          13.07             13.06         40,621    2014
                                                                          10.51             13.07         35,069    2013
                                                                           8.88             10.51         42,190    2012
                                                                           9.91              8.88         49,228    2011
                                                                           8.75              9.91         47,832    2010
                                                                           6.42              8.75         52,331    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $18.10            $16.29         57,138    2018
                                                                          15.85             18.10         50,703    2017
                                                                          14.55             15.85         72,061    2016
                                                                          14.41             14.55         49,911    2015
                                                                          13.33             14.41         55,886    2014
                                                                          10.36             13.33         68,681    2013
                                                                           9.08             10.36         85,083    2012
                                                                           9.30              9.08        194,287    2011
                                                                           8.20              9.30        204,385    2010
                                                                           6.55              8.20        130,133    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $18.39            $16.10          8,806    2018
                                                                          16.49             18.39         14,975    2017
                                                                          14.31             16.49         20,865    2016
                                                                          15.57             14.31         33,621    2015
                                                                          14.24             15.57         35,199    2014
                                                                          10.34             14.24         64,389    2013
                                                                           8.98             10.34         86,341    2012
                                                                           9.39              8.98         97,721    2011
                                                                           7.80              9.39        100,994    2010
                                                                           5.82              7.80         20,164    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.00            $12.96             --    2018
                                                                              12.62             14.00             --    2017
                                                                              11.41             12.62             --    2016
                                                                              12.84             11.41             --    2015
                                                                              13.05             12.84             --    2014
                                                                              13.32             13.05             --    2013
                                                                              11.85             13.32             --    2012
                                                                              11.87             11.85             --    2011
                                                                              10.73             11.87             --    2010
                                                                               9.03             10.73             --    2009
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.07            $15.31         14,369    2018
                                                                              15.39             16.07         11,424    2017
                                                                              13.98             15.39         14,927    2016
                                                                              14.52             13.98         43,530    2015
                                                                              14.35             14.52         27,826    2014
                                                                              13.87             14.35         20,824    2013
                                                                              12.39             13.87         21,127    2012
                                                                              12.25             12.39         35,550    2011
                                                                              10.93             12.25         38,637    2010
                                                                               7.96             10.93         28,204    2009
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $17.96            $17.17         13,186    2018
                                                                              16.84             17.96         10,265    2017
                                                                              17.09             16.84         13,642    2016
                                                                              17.70             17.09             --    2015
                                                                              14.58             17.70             --    2014
                                                                              17.11             14.58             --    2013
                                                                              16.73             17.11             --    2012
                                                                              13.37             16.73             --    2011
                                                                              12.23             13.37             --    2010
                                                                              13.07             12.23         24,689    2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.45            $11.25         19,803    2018
                                                                              11.54             11.45         16,028    2017
                                                                              11.62             11.54         19,817    2016
                                                                              11.84             11.62         52,283    2015
                                                                              11.99             11.84        147,557    2014
                                                                              12.26             11.99        148,967    2013
                                                                              11.83             12.26        142,873    2012
                                                                              11.95             11.83        147,855    2011
                                                                              11.60             11.95        157,715    2010
                                                                              10.45             11.60        211,532    2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.42            $14.04         58,412    2018
                                                                              14.04             14.42         89,323    2017
                                                                              13.96             14.04        114,334    2016
                                                                              14.20             13.96        130,341    2015
                                                                              13.91             14.20         76,118    2014
                                                                              14.49             13.91         96,165    2013
                                                                              13.51             14.49         90,710    2012
                                                                              13.32             13.51        108,474    2011
                                                                              12.58             13.32        118,112    2010
                                                                              11.27             12.58         60,566    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $19.09            $17.62            --     2018
                                                             15.03             19.09            --     2017
                                                             15.16             15.03            --     2016
                                                             14.63             15.16            --     2015
                                                             14.01             14.63            --     2014
                                                             11.06             14.01            --     2013
                                                             10.21             11.06            --     2012
                                                             10.92             10.21            --     2011
                                                             10.39             10.92            --     2010
                                                              6.74             10.39           288     2009
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $22.73            $21.99            --     2018
                                                             17.05             22.73            --     2017
                                                             17.65             17.05            --     2016
                                                             16.23             17.65            --     2015
                                                             15.13             16.23            --     2014
                                                             11.27             15.13            --     2013
                                                              9.95             11.27            --     2012
                                                             10.17              9.95            --     2011
                                                              9.32             10.17            --     2010
                                                              6.68              9.32            --     2009
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 7.16            $ 5.72        50,460     2018
                                                              7.36              7.16        39,759     2017
                                                              6.02              7.36        30,506     2016
                                                              8.64              6.02        19,621     2015
                                                             11.01              8.64        15,650     2014
                                                             10.24             11.01        13,766     2013
                                                             10.78             10.24        14,461     2012
                                                             13.65             10.78            --     2011
                                                             10.94             13.65            --     2010
                                                              6.33             10.94        14,258     2009
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $28.35            $27.25            --     2018
                                                             22.09             28.35            --     2017
                                                             21.29             22.09            --     2016
                                                             20.09             21.29            --     2015
                                                             17.47             20.09            --     2014
                                                             13.26             17.47            --     2013
                                                             11.60             13.26            --     2012
                                                             11.59             11.60            --     2011
                                                              9.99             11.59            --     2010
                                                              6.72              9.99            --     2009
-----------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                      $11.76            $11.35            --     2018
                                                             11.64             11.76            --     2017
                                                             11.54             11.64            --     2016
                                                             11.84             11.54            --     2015
                                                             11.50             11.84            --     2014
                                                             11.91             11.50            --     2013
                                                             11.51             11.91            --     2012
                                                             10.97             11.51            --     2011
                                                             10.41             10.97            --     2010
                                                              9.86             10.41            --     2009
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $21.67            $20.65              --   2018
                                                                17.25             21.67              --   2017
                                                                17.19             17.25              --   2016
                                                                17.00             17.19              --   2015
                                                                15.22             17.00              --   2014
                                                                11.53             15.22              --   2013
                                                                 9.74             11.53              --   2012
                                                                 9.90              9.74              --   2011
                                                                 9.06              9.90              --   2010
                                                                 6.67              9.06              --   2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $19.07            $17.60           8,050   2018
                                                                18.40             19.07           9,660   2017
                                                                17.40             18.40          12,700   2016
                                                                17.00             17.40          14,184   2015
                                                                13.17             17.00          16,023   2014
                                                                13.11             13.17          33,993   2013
                                                                11.46             13.11          11,343   2012
                                                                10.66             11.46          13,079   2011
                                                                 8.44             10.66          15,010   2010
                                                                 6.35              8.44          18,333   2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $19.74            $18.41              --   2018
                                                                16.59             19.74              --   2017
                                                                15.18             16.59              --   2016
                                                                15.34             15.18              --   2015
                                                                13.83             15.34              --   2014
                                                                10.71             13.83              --   2013
                                                                 9.45             10.71              --   2012
                                                                 9.49              9.45              --   2011
                                                                 8.44              9.49              --   2010
                                                                 6.83              8.44             262   2009
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $18.80            $16.62              --   2018
                                                                17.04             18.80              --   2017
                                                                14.06             17.04              --   2016
                                                                14.98             14.06              --   2015
                                                                14.75             14.98              --   2014
                                                                11.00             14.75              --   2013
                                                                 9.81             11.00              --   2012
                                                                 9.72              9.81              --   2011
                                                                 7.79              9.72              --   2010
                                                                 6.08              7.79              --   2009
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $13.75            $12.57         530,170   2018
                                                                12.18             13.75         575,534   2017
                                                                11.73             12.18         668,285   2016
                                                                12.15             11.73         723,744   2015
                                                                11.81             12.15         805,263   2014
                                                                10.52             11.81         973,839   2013
                                                                 9.57             10.52       1,055,448   2012
                                                                10.09              9.57       1,152,972   2011
                                                                 9.42             10.09       1,206,591   2010
                                                                 7.98              9.42       1,397,472   2009
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $18.65            $17.63          --       2018
                                                       15.88             18.65          --       2017
                                                       14.84             15.88          --       2016
                                                       15.52             14.84          --       2015
                                                       14.06             15.52          --       2014
                                                       10.72             14.06          --       2013
                                                        9.46             10.72          --       2012
                                                        9.95              9.46          --       2011
                                                        9.22              9.95          --       2010
                                                        7.15              9.22          --       2009
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $24.55            $24.09          --       2018
                                                       18.63             24.55          --       2017
                                                       18.93             18.63          --       2016
                                                       19.08             18.93          --       2015
                                                       18.76             19.08          --       2014
                                                       13.70             18.76          --       2013
                                                       11.62             13.70          --       2012
                                                       12.57             11.62          --       2011
                                                       10.00             12.57          --       2010
-----------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Single Annuitant contracts) Elected


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.41            $12.30         42,375    2018
                                                            11.82             13.41         52,291    2017
                                                            11.55             11.82         61,007    2016
                                                            11.63             11.55         66,056    2015
                                                            11.07             11.63         72,426    2014
                                                             9.71             11.07         82,329    2013
                                                             8.74              9.71         91,879    2012
                                                             9.19              8.74        105,558    2011
                                                             8.50              9.19        124,225    2010
                                                             6.96              8.50        147,752    2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $14.59            $12.87             --    2018
                                                            10.91             14.59             --    2017
                                                            11.23             10.91             --    2016
                                                            11.16             11.23             --    2015
                                                            10.86             11.16             --    2014
                                                             9.01             10.86             --    2013
                                                             8.11              9.01             --    2012
                                                            10.80              8.11             --    2011
                                                             9.29             10.80            269    2010
                                                             6.19              9.29             --    2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $18.34            $16.93             --    2018
                                                            15.77             18.34             --    2017
                                                            14.48             15.77             --    2016
                                                            14.56             14.48             --    2015
                                                            13.59             14.56             --    2014
                                                            10.29             13.59             --    2013
                                                             8.96             10.29             --    2012
                                                             8.61              8.96             --    2011
                                                             7.78              8.61             --    2010
                                                             6.60              7.78             --    2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $ 8.35            $ 6.30        110,263    2018
                                                             6.80              8.35        109,016    2017
                                                             7.00              6.80        330,313    2016
                                                             6.97              7.00        257,911    2015
                                                             7.60              6.97        236,169    2014
                                                             6.31              7.60        185,760    2013
                                                             5.64              6.31        391,388    2012
                                                             7.14              5.64        335,601    2011
                                                             6.98              7.14        296,617    2010
                                                             5.30              6.98        295,780    2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $21.43            $21.50             --    2018
                                                            16.60             21.43             --    2017
                                                            16.54             16.60             --    2016
                                                            15.22             16.54             --    2015
                                                            13.63             15.22             --    2014
                                                            10.15             13.63             --    2013
                                                             8.87             10.15             --    2012
                                                             9.40              8.87             --    2011
                                                             8.73              9.40             --    2010
                                                             6.49              8.73             --    2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $21.54            $20.89             --    2018
                                                                        16.42             21.54             --    2017
                                                                        15.77             16.42             --    2016
                                                                        16.33             15.77             --    2015
                                                                        17.01             16.33         51,877    2014
                                                                        11.94             17.01             --    2013
                                                                        10.61             11.94             --    2012
                                                                        10.39             10.61             --    2011
                                                                         7.75             10.39            294    2010
                                                                         5.60              7.75            393    2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.88            $16.90             --    2018
                                                                        14.32             17.88             --    2017
                                                                        14.28             14.32             --    2016
                                                                        13.87             14.28             --    2015
                                                                        13.05             13.87             --    2014
                                                                         9.50             13.05             --    2013
                                                                        10.00              9.50             --    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $19.73            $18.60             --    2018
                                                                        15.84             19.73             --    2017
                                                                        15.84             15.84             --    2016
                                                                        15.42             15.84             --    2015
                                                                        14.54             15.42             --    2014
                                                                        10.61             14.54             --    2013
                                                                         9.54             10.61             --    2012
                                                                        10.39              9.54             --    2011
                                                                         8.87             10.39             --    2010
                                                                         5.46              8.87             --    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $18.22            $15.65             --    2018
                                                                        15.80             18.22             --    2017
                                                                        13.78             15.80        121,133    2016
                                                                        14.98             13.78             --    2015
                                                                        14.00             14.98             --    2014
                                                                        10.53             14.00             --    2013
                                                                         9.03             10.53             --    2012
                                                                         9.41              9.03             --    2011
                                                                         8.29              9.41             --    2010
                                                                         6.59              8.29            233    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $17.23            $15.30        194,917    2018
                                                                        15.52             17.23        175,074    2017
                                                                        14.36             15.52        184,942    2016
                                                                        15.54             14.36             --    2015
                                                                        14.65             15.54             --    2014
                                                                        11.56             14.65             --    2013
                                                                        10.36             11.56             --    2012
                                                                        10.57             10.36             --    2011
                                                                         9.84             10.57             --    2010
                                                                         7.82              9.84             --    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $15.82            $14.00         60,896    2018
                                                                        14.57             15.82         61,633    2017
                                                                        12.94             14.57         73,535    2016
                                                                        13.54             12.94         78,098    2015
                                                                        12.70             13.54         90,010    2014
                                                                        10.37             12.70        100,226    2013
                                                                         9.41             10.37        107,016    2012
                                                                         9.73              9.41        107,565    2011
                                                                         8.85              9.73        117,718    2010
                                                                         7.37              8.85        121,109    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $13.84            $11.51         81,662    2018
                                                                               11.50             13.84         87,548    2017
                                                                               11.81             11.50         56,348    2016
                                                                               12.37             11.81        152,297    2015
                                                                               12.61             12.37        101,054    2014
                                                                               10.83             12.61        112,072    2013
                                                                                9.58             10.83        134,525    2012
                                                                               10.51              9.58         99,620    2011
                                                                                9.52             10.51        100,737    2010
                                                                                7.20              9.52        162,447    2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $13.08            $10.34             --    2018
                                                                               11.38             13.08             --    2017
                                                                                9.84             11.38             --    2016
                                                                               11.23              9.84             --    2015
                                                                               10.77             11.23             --    2014
                                                                                8.24             10.77             --    2013
                                                                                7.14              8.24             --    2012
                                                                                7.54              7.14             --    2011
                                                                                7.19              7.54             --    2010
                                                                                4.96              7.19            420    2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.22            $11.65        101,932    2018
                                                                               12.02             12.22         98,535    2017
                                                                               11.75             12.02        107,464    2016
                                                                               12.28             11.75         30,948    2015
                                                                               12.13             12.28        169,848    2014
                                                                               13.52             12.13        188,178    2013
                                                                               12.84             13.52        177,058    2012
                                                                               11.72             12.84        185,553    2011
                                                                               11.37             11.72        223,631    2010
                                                                               10.52             11.37        358,166    2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $16.82            $15.39             --    2018
                                                                               15.07             16.82             --    2017
                                                                               12.45             15.07             --    2016
                                                                               13.63             12.45             --    2015
                                                                               13.23             13.63             --    2014
                                                                                9.49             13.23             --    2013
                                                                                8.55              9.49             --    2012
                                                                                8.95              8.55             --    2011
                                                                                7.12              8.95             --    2010
                                                                                5.67              7.12             --    2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $16.84            $15.17         45,461    2018
                                                                               15.90             16.84         53,583    2017
                                                                               13.77             15.90        100,049    2016
                                                                               14.97             13.77             --    2015
                                                                               13.92             14.97             --    2014
                                                                               10.32             13.92             --    2013
                                                                                9.24             10.32             --    2012
                                                                                9.70              9.24             --    2011
                                                                                8.79              9.70             --    2010
                                                                                6.85              8.79             --    2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $15.13            $13.71         713,405   2018
                                                                          13.57             15.13         808,639   2017
                                                                          13.34             13.57         952,344   2016
                                                                          13.74             13.34       1,064,031   2015
                                                                          13.75             13.74       1,216,741   2014
                                                                          12.25             13.75       1,366,279   2013
                                                                          11.36             12.25       1,554,345   2012
                                                                          12.03             11.36       1,729,226   2011
                                                                          11.18             12.03       1,860,279   2010
                                                                           9.43             11.18       1,962,335   2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $19.24            $19.39              --   2018
                                                                          15.18             19.24              --   2017
                                                                          14.40             15.18              --   2016
                                                                          14.32             14.40              --   2015
                                                                          12.82             14.32              --   2014
                                                                           9.79             12.82              --   2013
                                                                           8.69              9.79              --   2012
                                                                           8.67              8.69              --   2011
                                                                           7.68              8.67              --   2010
                                                                           6.18              7.68              --   2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.07            $ 9.84              --   2018
                                                                           9.68             12.07              --   2017
                                                                          10.00              9.68              84   2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.59            $13.00          53,293   2018
                                                                          10.41             13.59         110,153   2017
                                                                          10.00             10.41              --   2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $12.31            $12.06          97,206   2018
                                                                          12.14             12.31          48,667   2017
                                                                          11.36             12.14          53,108   2016
                                                                          11.70             11.36          63,502   2015
                                                                          11.87             11.70         142,756   2014
                                                                          11.66             11.87         154,585   2013
                                                                          11.08             11.66         123,886   2012
                                                                          11.02             11.08              74   2011
                                                                          10.30             11.02              --   2010
                                                                           7.28             10.30         100,558   2009
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                   $17.63            $16.69              --   2018
                                                                          16.87             17.63              --   2017
                                                                          15.02             16.87              --   2016
                                                                          15.75             15.02              --   2015
                                                                          15.68             15.75              --   2014
                                                                          14.99             15.68              --   2013
                                                                          13.37             14.99              --   2012
                                                                          13.00             13.37              --   2011
                                                                          11.59             13.00             218   2010
                                                                           7.75             11.59              --   2009
------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                           $19.28            $19.57              --   2018
                                                                          15.36             19.28              --   2017
                                                                          15.15             15.36              52   2016
                                                                          14.55             15.15              55   2015
                                                                          13.56             14.55              62   2014
                                                                           9.90             13.56              68   2013
                                                                           8.63              9.90              88   2012
                                                                          10.18              8.63         165,612   2011
                                                                           8.82             10.18         156,616   2010
                                                                           6.96              8.82         117,740   2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $17.63            $16.52         58,182    2018
                                                                         15.49             17.63         71,747    2017
                                                                         14.76             15.49         82,201    2016
                                                                         15.00             14.76         91,765    2015
                                                                         13.91             15.00        124,062    2014
                                                                         11.89             13.91        122,599    2013
                                                                         10.56             11.89        158,043    2012
                                                                         11.20             10.56        202,220    2011
                                                                          9.70             11.20        202,478    2010
                                                                          7.15              9.70        249,888    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $19.09            $17.47         39,800    2018
                                                                         16.01             19.09         78,685    2017
                                                                         15.16             16.01         60,140    2016
                                                                         15.39             15.16        284,932    2015
                                                                         14.06             15.39        326,924    2014
                                                                         10.95             14.06        433,645    2013
                                                                          9.62             10.95        573,033    2012
                                                                         10.09              9.62             --    2011
                                                                          8.80             10.09             --    2010
                                                                          6.63              8.80            623    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $19.10            $17.76             --    2018
                                                                         15.78             19.10             --    2017
                                                                         15.67             15.78             --    2016
                                                                         15.82             15.67             --    2015
                                                                         14.58             15.82             --    2014
                                                                         10.76             14.58             --    2013
                                                                          8.97             10.76             --    2012
                                                                          9.41              8.97             --    2011
                                                                          8.14              9.41            308    2010
                                                                          6.11              8.14             --    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $15.88            $14.24         48,696    2018
                                                                         14.38             15.88         56,867    2017
                                                                         12.46             14.38            139    2016
                                                                         13.27             12.46        145,268    2015
                                                                         12.47             13.27        157,884    2014
                                                                          9.95             12.47        224,964    2013
                                                                          8.67              9.95        290,658    2012
                                                                          8.78              8.67             --    2011
                                                                          7.80              8.78             --    2010
                                                                          6.12              7.80            163    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $18.63            $16.59             --    2018
                                                                         16.30             18.63             --    2017
                                                                         14.35             16.30             --    2016
                                                                         15.02             14.35             --    2015
                                                                         13.90             15.02             --    2014
                                                                         10.64             13.90             --    2013
                                                                          9.17             10.64             --    2012
                                                                          9.23              9.17             --    2011
                                                                          8.22              9.23             --    2010
                                                                          6.60              8.22             --    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $21.08            $23.19             --    2018
                                                                         16.02             21.08             --    2017
                                                                         16.33             16.02            150    2016
                                                                         15.81             16.33        110,478    2015
                                                                         14.40             15.81         53,074    2014
                                                                         10.68             14.40         65,158    2013
                                                                         10.00             10.68         90,384    2012
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $21.50            $20.99              --   2018
                                                                         16.26             21.50              --   2017
                                                                         16.49             16.26              --   2016
                                                                         15.74             16.49              --   2015
                                                                         14.46             15.74              --   2014
                                                                         10.84             14.46              --   2013
                                                                          9.67             10.84              --   2012
                                                                          9.86              9.67              --   2011
                                                                          8.12              9.86              --   2010
                                                                          6.47              8.12              --   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.50            $12.16         196,420   2018
                                                                         12.26             12.50         335,755   2017
                                                                         11.96             12.26         368,258   2016
                                                                         12.31             11.96         361,339   2015
                                                                         11.88             12.31         238,199   2014
                                                                         12.38             11.88         307,437   2013
                                                                         11.95             12.38         349,008   2012
                                                                         11.39             11.95              --   2011
                                                                         10.80             11.39              --   2010
                                                                          9.54             10.80              --   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $19.29            $16.12          70,816   2018
                                                                         16.32             19.29          78,368   2017
                                                                         14.87             16.32          97,570   2016
                                                                         15.42             14.87          96,078   2015
                                                                         14.83             15.42         191,000   2014
                                                                         11.13             14.83         190,591   2013
                                                                          9.91             11.13         261,796   2012
                                                                         11.34              9.91              --   2011
                                                                          8.99             11.34             156   2010
                                                                          6.56              8.99              51   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $17.55            $14.19              --   2018
                                                                         15.03             17.55              --   2017
                                                                         14.03             15.03              --   2016
                                                                         14.78             14.03              --   2015
                                                                         14.15             14.78              --   2014
                                                                         11.08             14.15              --   2013
                                                                          8.90             11.08              --   2012
                                                                          9.98              8.90              --   2011
                                                                          8.05              9.98             448   2010
                                                                          5.23              8.05             753   2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.87            $11.40         411,093   2018
                                                                         11.72             12.87         451,508   2017
                                                                         10.56             11.72         513,991   2016
                                                                         11.48             10.56         577,597   2015
                                                                         11.39             11.48         620,036   2014
                                                                          9.38             11.39         680,394   2013
                                                                          8.30              9.38         773,079   2012
                                                                          8.59              8.30         897,830   2011
                                                                          7.95              8.59         998,102   2010
                                                                          6.23              7.95       1,108,813   2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                           $15.89            $14.90         683,021   2018
                                                                        14.77             15.89         832,111   2017
                                                                        13.21             14.77         933,832   2016
                                                                        14.50             13.21       1,079,525   2015
                                                                        14.13             14.50       1,233,759   2014
                                                                        12.65             14.13       1,405,186   2013
                                                                        11.45             12.65       1,616,553   2012
                                                                        11.41             11.45       1,924,540   2011
                                                                        10.33             11.41       2,149,127   2010
                                                                         7.77             10.33       2,395,213   2009
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                    $14.84            $13.23              --   2018
                                                                        13.97             14.84              --   2017
                                                                        12.27             13.97             144   2016
                                                                        13.17             12.27             171   2015
                                                                        12.54             13.17             173   2014
                                                                         9.97             12.54             184   2013
                                                                         8.90              9.97             215   2012
                                                                         9.17              8.90         162,820   2011
                                                                         8.41              9.17         172,695   2010
                                                                         6.81              8.41         306,036   2009
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.82            $10.71              --   2018
                                                                        11.04             12.82              --   2017
                                                                        10.27             11.04              --   2016
                                                                        11.20             10.27              --   2015
                                                                        11.75             11.20              --   2014
                                                                         9.16             11.75              --   2013
                                                                         7.72              9.16              --   2012
                                                                         8.46              7.72              --   2011
                                                                         8.04              8.46              --   2010
                                                                         6.25              8.04              --   2009
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.04            $ 9.00          31,216   2018
                                                                         9.17              9.04           3,779   2017
                                                                         9.35              9.17          53,171   2016
                                                                         9.54              9.35          22,230   2015
                                                                         9.73              9.54           1,892   2014
                                                                         9.92              9.73           7,113   2013
                                                                        10.00              9.92           7,086   2012
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $19.65            $19.35          80,134   2018
                                                                        16.97             19.65          94,520   2017
                                                                        16.59             16.97         107,875   2016
                                                                        16.85             16.59         130,626   2015
                                                                        15.87             16.85         154,759   2014
                                                                        13.51             15.87         172,920   2013
                                                                        12.16             13.51         191,327   2012
                                                                        12.23             12.16         217,007   2011
                                                                        11.54             12.23         234,377   2010
                                                                         9.37             11.54         249,758   2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $24.13            $24.06               0   2018
                                                                        18.93             24.13               0   2017
                                                                        18.94             18.93          50,637   2016
                                                                        17.26             18.94          57,163   2015
                                                                        16.22             17.26          73,153   2014
                                                                        12.64             16.22          87,129   2013
                                                                        10.41             12.64         115,060   2012
                                                                        11.41             10.41          91,643   2011
                                                                        10.93             11.41          92,373   2010
                                                                         7.63             10.93         284,574   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $20.39            $18.28             --    2018
                                                                        17.93             20.39             --    2017
                                                                        18.11             17.93             --    2016
                                                                        18.84             18.11             --    2015
                                                                        16.00             18.84             --    2014
                                                                        11.07             16.00             --    2013
                                                                         9.53             11.07             --    2012
                                                                         9.52              9.53             --    2011
                                                                         7.78              9.52             --    2010
                                                                         5.92              7.78             --    2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.75            $15.60          3,995    2018
                                                                        14.35             16.75          4,472    2017
                                                                        12.75             14.35          5,234    2016
                                                                        13.61             12.75          6,676    2015
                                                                        12.23             13.61          7,885    2014
                                                                         9.92             12.23          9,026    2013
                                                                         8.87              9.92         12,963    2012
                                                                         8.40              8.87         14,574    2011
                                                                         7.64              8.40         10,325    2010
                                                                         6.36              7.64         14,203    2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.79            $10.53             --    2018
                                                                        10.47             11.79             --    2017
                                                                         9.45             10.47             --    2016
                                                                         9.92              9.45             --    2015
                                                                        10.00              9.92             --    2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $19.89            $18.39             --    2018
                                                                        16.49             19.89             --    2017
                                                                        15.52             16.49             --    2016
                                                                        15.84             15.52             --    2015
                                                                        14.59             15.84             --    2014
                                                                        11.30             14.59             --    2013
                                                                         9.70             11.30             --    2012
                                                                        10.13              9.70             --    2011
                                                                         9.32             10.13             --    2010
                                                                         7.51              9.32             --    2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                   $15.73            $14.51         79,573    2018
                                                                        14.32             15.73         87,499    2017
                                                                        13.42             14.32         95,519    2016
                                                                        13.76             13.42        103,991    2015
                                                                        12.97             13.76        116,326    2014
                                                                        11.14             12.97        134,047    2013
                                                                        10.24             11.14        157,911    2012
                                                                        10.28             10.24        173,755    2011
                                                                         9.57             10.28        190,949    2010
                                                                         8.29              9.57        200,482    2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                      $20.75            $20.51             --    2018
                                                                        18.48             20.75             --    2017
                                                                        16.94             18.48             --    2016
                                                                        20.27             16.94             --    2015
                                                                        18.39             20.27             --    2014
                                                                        15.60             18.39             --    2013
                                                                        14.05             15.60             --    2012
                                                                        13.46             14.05             --    2011
                                                                        12.09             13.46             --    2010
                                                                         9.28             12.09             --    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $12.63            $12.46             --    2018
                                                                          10.06             12.63             --    2017
                                                                           9.69             10.06             --    2016
                                                                          10.00              9.69             --    2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $17.01            $15.68             --    2018
                                                                          13.71             17.01             --    2017
                                                                          14.33             13.71             --    2016
                                                                          14.15             14.33             --    2015
                                                                          12.54             14.15             --    2014
                                                                           9.88             12.54             --    2013
                                                                           8.85              9.88             --    2012
                                                                           9.16              8.85             --    2011
                                                                           8.55              9.16             --    2010
                                                                           6.05              8.55             --    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $10.94            $10.14         30,845    2018
                                                                          10.24             10.94         34,511    2017
                                                                           9.95             10.24         41,604    2016
                                                                          10.09              9.95         45,130    2015
                                                                           9.53             10.09         55,315    2014
                                                                           8.62              9.53         61,707    2013
                                                                           7.84              8.62         73,992    2012
                                                                           7.96              7.84         84,164    2011
                                                                           7.21              7.96         96,791    2010
                                                                           6.05              7.21        111,798    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $16.37            $15.04             --    2018
                                                                          13.00             16.37             --    2017
                                                                          12.99             13.00             --    2016
                                                                          12.46             12.99             --    2015
                                                                          12.04             12.46             --    2014
                                                                           9.05             12.04             --    2013
                                                                           7.95              9.05             --    2012
                                                                           8.04              7.95             --    2011
                                                                           6.45              8.04             --    2010
                                                                           4.97              6.45             --    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $17.60            $14.95         31,072    2018
                                                                          13.17             17.60         68,498    2017
                                                                          13.45             13.17         72,785    2016
                                                                          13.23             13.45        107,436    2015
                                                                          13.22             13.23        124,985    2014
                                                                          10.62             13.22        106,770    2013
                                                                           8.96             10.62        137,341    2012
                                                                           9.99              8.96        159,617    2011
                                                                           8.80              9.99        158,375    2010
                                                                           6.44              8.80        174,453    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $18.43            $16.60        179,660    2018
                                                                          16.11             18.43        162,419    2017
                                                                          14.77             16.11        199,207    2016
                                                                          14.61             14.77        146,479    2015
                                                                          13.49             14.61        171,698    2014
                                                                          10.47             13.49        209,143    2013
                                                                           9.16             10.47        277,112    2012
                                                                           9.37              9.16        630,635    2011
                                                                           8.25              9.37        676,751    2010
                                                                           6.57              8.25        434,165    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares             $18.72            $16.42         27,711    2018
                                                                              16.76             18.72         48,032    2017
                                                                              14.52             16.76         57,583    2016
                                                                              15.77             14.52         98,590    2015
                                                                              14.41             15.77        107,401    2014
                                                                              10.45             14.41        195,924    2013
                                                                               9.06             10.45        280,961    2012
                                                                               9.46              9.06        316,891    2011
                                                                               7.84              9.46        333,776    2010
                                                                               5.84              7.84         66,467    2009
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $14.26            $13.21             --    2018
                                                                              12.82             14.26             --    2017
                                                                              11.58             12.82             --    2016
                                                                              13.01             11.58             --    2015
                                                                              13.21             13.01             --    2014
                                                                              13.45             13.21             --    2013
                                                                              11.95             13.45             --    2012
                                                                              11.96             11.95             --    2011
                                                                              10.79             11.96             --    2010
                                                                               9.07             10.79             --    2009
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $16.36            $15.61         45,104    2018
                                                                              15.65             16.36         36,609    2017
                                                                              14.19             15.65         41,328    2016
                                                                              14.72             14.19        127,433    2015
                                                                              14.52             14.72         85,705    2014
                                                                              14.01             14.52         63,300    2013
                                                                              12.50             14.01         68,840    2012
                                                                              12.34             12.50        115,273    2011
                                                                              10.99             12.34        127,917    2010
                                                                               7.99             10.99         94,069    2009
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.29            $17.50         41,429    2018
                                                                              17.12             18.29         32,888    2017
                                                                              17.34             17.12         37,848    2016
                                                                              17.93             17.34             47    2015
                                                                              14.75             17.93             50    2014
                                                                              17.28             14.75             62    2013
                                                                              16.88             17.28             50    2012
                                                                              13.46             16.88             49    2011
                                                                              12.30             13.46             --    2010
                                                                              13.12             12.30         81,527    2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.66            $11.47         62,218    2018
                                                                              11.73             11.66         51,355    2017
                                                                              11.80             11.73         55,418    2016
                                                                              12.00             11.80        153,524    2015
                                                                              12.13             12.00        452,504    2014
                                                                              12.39             12.13        452,775    2013
                                                                              11.94             12.39        465,941    2012
                                                                              12.04             11.94        479,356    2011
                                                                              11.66             12.04        522,151    2010
                                                                              10.50             11.66        699,668    2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $14.68            $14.31        184,658    2018
                                                                              14.27             14.68        287,598    2017
                                                                              14.17             14.27        318,501    2016
                                                                              14.39             14.17        383,479    2015
                                                                              14.07             14.39        235,033    2014
                                                                              14.64             14.07        294,842    2013
                                                                              13.62             14.64        299,311    2012
                                                                              13.41             13.62        355,981    2011
                                                                              12.65             13.41        396,319    2010
                                                                              11.32             12.65        208,264    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $19.44            $17.96             --    2018
                                                             15.28             19.44             --    2017
                                                             15.39             15.28             --    2016
                                                             14.83             15.39             --    2015
                                                             14.17             14.83             --    2014
                                                             11.17             14.17             --    2013
                                                             10.30             11.17             --    2012
                                                             11.00             10.30             --    2011
                                                             10.45             11.00             --    2010
                                                              6.77             10.45            539    2009
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $23.14            $22.42             --    2018
                                                             17.33             23.14             --    2017
                                                             17.91             17.33             --    2016
                                                             16.45             17.91             --    2015
                                                             15.31             16.45             --    2014
                                                             11.39             15.31             --    2013
                                                             10.04             11.39             --    2012
                                                             10.25             10.04             --    2011
                                                              9.38             10.25             --    2010
                                                              6.71              9.38             --    2009
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $ 7.29            $ 5.83        158,520    2018
                                                              7.48              7.29        127,801    2017
                                                              6.11              7.48         83,919    2016
                                                              8.76              6.11         57,451    2015
                                                             11.14              8.76         48,444    2014
                                                             10.35             11.14         41,893    2013
                                                             10.87             10.35         47,029    2012
                                                             13.75             10.87             38    2011
                                                             11.00             13.75             --    2010
                                                              6.36             11.00         47,429    2009
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $28.86            $27.79             --    2018
                                                             22.45             28.86             --    2017
                                                             21.60             22.45             --    2016
                                                             20.36             21.60             --    2015
                                                             17.68             20.36             --    2014
                                                             13.39             17.68             --    2013
                                                             11.70             13.39             --    2012
                                                             11.68             11.70             --    2011
                                                             10.05             11.68             --    2010
                                                              6.74             10.05             --    2009
-----------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                      $11.97            $11.57             --    2018
                                                             11.83             11.97             --    2017
                                                             11.71             11.83             --    2016
                                                             12.00             11.71             --    2015
                                                             11.64             12.00             --    2014
                                                             12.03             11.64             --    2013
                                                             11.61             12.03             --    2012
                                                             11.05             11.61             --    2011
                                                             10.47             11.05             --    2010
                                                              9.90             10.47             --    2009
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $22.06            $21.05              --   2018
                                                                17.53             22.06              --   2017
                                                                17.45             17.53              --   2016
                                                                17.23             17.45              --   2015
                                                                15.40             17.23              --   2014
                                                                11.65             15.40              --   2013
                                                                 9.83             11.65              --   2012
                                                                 9.98              9.83              --   2011
                                                                 9.12              9.98              --   2010
                                                                 6.70              9.12              --   2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $19.41            $17.94          25,306   2018
                                                                18.71             19.41          30,943   2017
                                                                17.66             18.71          35,000   2016
                                                                17.23             17.66          41,670   2015
                                                                13.32             17.23          48,829   2014
                                                                13.24             13.32         103,262   2013
                                                                11.56             13.24          36,927   2012
                                                                10.74             11.56          42,462   2011
                                                                 8.49             10.74          50,146   2010
                                                                 6.38              8.49          61,136   2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $20.09            $18.77              --   2018
                                                                16.86             20.09              --   2017
                                                                15.41             16.86              --   2016
                                                                15.55             15.41              --   2015
                                                                14.00             15.55              --   2014
                                                                10.82             14.00              --   2013
                                                                 9.54             10.82              --   2012
                                                                 9.56              9.54              --   2011
                                                                 8.49              9.56              --   2010
                                                                 6.86              8.49              99   2009
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $19.14            $16.95              --   2018
                                                                17.32             19.14              --   2017
                                                                14.27             17.32              --   2016
                                                                15.18             14.27              --   2015
                                                                14.92             15.18              --   2014
                                                                11.12             14.92              --   2013
                                                                 9.90             11.12              --   2012
                                                                 9.79              9.90              --   2011
                                                                 7.83              9.79              --   2010
                                                                 6.10              7.83              --   2009
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $14.00            $12.82       1,431,667   2018
                                                                12.38             14.00       1,689,425   2017
                                                                11.91             12.38       2,079,638   2016
                                                                12.31             11.91       2,350,100   2015
                                                                11.95             12.31       2,705,927   2014
                                                                10.63             11.95       3,068,377   2013
                                                                 9.66             10.63       3,461,685   2012
                                                                10.16              9.66       4,044,326   2011
                                                                 9.48             10.16       4,485,507   2010
                                                                 8.02              9.48       4,921,902   2009
--------------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares                    $18.98            $17.98              --   2018
                                                                16.15             18.98              --   2017
                                                                15.06             16.15              --   2016
                                                                15.72             15.06              --   2015
                                                                14.22             15.72              --   2014
                                                                10.83             14.22              --   2013
                                                                 9.54             10.83              --   2012
                                                                10.02              9.54              --   2011
                                                                 9.27             10.02              --   2010
                                                                 7.18              9.27              --   2009
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $24.83            $24.41          --       2018
                                                       18.81             24.83          --       2017
                                                       19.08             18.81          --       2016
                                                       19.21             19.08          --       2015
                                                       18.86             19.21          --       2014
                                                       13.75             18.86          --       2013
                                                       11.65             13.75          --       2012
                                                       12.58             11.65          --       2011
                                                       10.00             12.58          --       2010
-----------------------------------------------------------------------------------------------------

                    Principal Protection Advantage Elected


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.55            $12.44            --     2018
                                                            11.94             13.55           684     2017
                                                            11.65             11.94           726     2016
                                                            11.71             11.65           716     2015
                                                            11.14             11.71           741     2014
                                                             9.76             11.14           754     2013
                                                             8.77              9.76           759     2012
                                                             9.22              8.77         1,030     2011
                                                             8.52              9.22         1,009     2010
                                                             6.97              8.52           249     2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $17.25            $15.23            --     2018
                                                            12.89             17.25            --     2017
                                                            13.25             12.89            --     2016
                                                            13.15             13.25            --     2015
                                                            12.78             13.15            --     2014
                                                            10.60             12.78            --     2013
                                                             9.53             10.60            --     2012
                                                            12.68              9.53             7     2011
                                                            10.90             12.68           306     2010
                                                             7.25             10.90            --     2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $21.42            $19.79         3,771     2018
                                                            18.40             21.42         4,500     2017
                                                            16.88             18.40         4,760     2016
                                                            16.95             16.88         5,144     2015
                                                            15.81             16.95         5,290     2014
                                                            11.96             15.81         6,556     2013
                                                            10.40             11.96         8,439     2012
                                                             9.99             10.40        14,831     2011
                                                             9.02              9.99        19,356     2010
                                                             7.64              9.02        41,042     2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $12.07            $ 9.12        18,677     2018
                                                             9.83             12.07        18,973     2017
                                                            10.10              9.83        45,514     2016
                                                            10.05             10.10        41,657     2015
                                                            10.94             10.05        46,125     2014
                                                             9.08             10.94        47,756     2013
                                                             8.10              9.08        72,981     2012
                                                            10.25              8.10        79,350     2011
                                                            10.01             10.25        88,331     2010
                                                             7.59             10.01        92,269     2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $26.33            $26.44           130     2018
                                                            20.37             26.33           144     2017
                                                            20.28             20.37           170     2016
                                                            18.64             20.28           164     2015
                                                            16.68             18.64           587     2014
                                                            12.40             16.68           713     2013
                                                            10.83             12.40           820     2012
                                                            11.46             10.83           899     2011
                                                            10.63             11.46           899     2010
                                                             7.90             10.63         1,988     2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $21.80            $21.16            --     2018
                                                                        16.60             21.80            --     2017
                                                                        15.92             16.60            --     2016
                                                                        16.48             15.92            --     2015
                                                                        17.14             16.48         7,450     2014
                                                                        12.02             17.14            --     2013
                                                                        10.67             12.02            --     2012
                                                                        10.43             10.67             5     2011
                                                                         7.78             10.43           392     2010
                                                                         5.61              7.78            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $18.01            $17.03            --     2018
                                                                        14.41             18.01            --     2017
                                                                        14.35             14.41            --     2016
                                                                        13.92             14.35            --     2015
                                                                        13.08             13.92            --     2014
                                                                         9.51             13.08            --     2013
                                                                        10.00              9.51            --     2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $23.91            $22.55            --     2018
                                                                        19.18             23.91            --     2017
                                                                        19.15             19.18            --     2016
                                                                        18.63             19.15            --     2015
                                                                        17.55             18.63            --     2014
                                                                        12.79             17.55            --     2013
                                                                        11.49             12.79            --     2012
                                                                        12.51             11.49            --     2011
                                                                        10.66             12.51            --     2010
                                                                         6.55             10.66            --     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $22.23            $19.12         5,056     2018
                                                                        19.26             22.23         5,001     2017
                                                                        16.77             19.26        20,978     2016
                                                                        18.22             16.77         8,258     2015
                                                                        17.01             18.22        11,092     2014
                                                                        12.78             17.01        17,074     2013
                                                                        10.95             12.78        21,115     2012
                                                                        11.39             10.95        32,449     2011
                                                                        10.03             11.39        55,158     2010
                                                                         7.96             10.03        66,154     2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $17.43            $15.50        22,911     2018
                                                                        15.69             17.43        22,485     2017
                                                                        14.50             15.69        26,866     2016
                                                                        15.68             14.50           598     2015
                                                                        14.77             15.68           574     2014
                                                                        11.64             14.77           646     2013
                                                                        10.42             11.64           707     2012
                                                                        10.62             10.42         1,596     2011
                                                                         9.88             10.62         1,780     2010
                                                                         7.84              9.88         1,742     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $16.00            $14.17            --     2018
                                                                               14.71             16.00           373     2017
                                                                               13.05             14.71         5,439     2016
                                                                               13.65             13.05         5,681     2015
                                                                               12.79             13.65         5,642     2014
                                                                               10.43             12.79         9,478     2013
                                                                                9.46             10.43         3,980     2012
                                                                                9.76              9.46         5,291     2011
                                                                                8.88              9.76         1,299     2010
                                                                                7.38              8.88         6,117     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $19.61            $16.32         9,148     2018
                                                                               16.28             19.61        10,380     2017
                                                                               16.70             16.28         9,008     2016
                                                                               17.47             16.70        20,563     2015
                                                                               17.78             17.47        14,646     2014
                                                                               15.26             17.78        18,968     2013
                                                                               13.49             15.26        23,092     2012
                                                                               14.78             13.49        25,126     2011
                                                                               13.37             14.78        30,110     2010
                                                                               10.10             13.37        42,296     2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $15.42            $12.20         4,004     2018
                                                                               13.40             15.42         4,640     2017
                                                                               11.57             13.40         5,358     2016
                                                                               13.20             11.57         7,778     2015
                                                                               12.64             13.20        10,926     2014
                                                                                9.66             12.64        11,924     2013
                                                                                8.37              9.66        13,659     2012
                                                                                8.83              8.37        25,039     2011
                                                                                8.41              8.83        32,289     2010
                                                                                5.80              8.41        35,730     2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.06            $11.50        12,918     2018
                                                                               11.85             12.06        14,649     2017
                                                                               11.56             11.85        17,445     2016
                                                                               12.08             11.56         6,616     2015
                                                                               11.92             12.08        26,555     2014
                                                                               13.27             11.92        34,467     2013
                                                                               12.59             13.27        31,610     2012
                                                                               11.47             12.59        41,044     2011
                                                                               11.12             11.47        65,945     2010
                                                                               10.28             11.12        95,847     2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $22.73            $20.82           592     2018
                                                                               20.34             22.73           840     2017
                                                                               16.79             20.34         1,314     2016
                                                                               18.35             16.79         1,890     2015
                                                                               17.80             18.35         1,917     2014
                                                                               12.76             17.80         3,186     2013
                                                                               11.48             12.76         3,996     2012
                                                                               12.01             11.48         6,546     2011
                                                                                9.53             12.01        12,213     2010
                                                                                7.59              9.53        15,504     2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                    $19.96            $18.00          4,559    2018
                                                                          18.83             19.96          5,887    2017
                                                                          16.29             18.83         12,260    2016
                                                                          17.69             16.29            497    2015
                                                                          16.44             17.69            689    2014
                                                                          12.17             16.44          1,143    2013
                                                                          10.89             12.17          1,708    2012
                                                                          11.42             10.89          5,308    2011
                                                                          10.34             11.42          6,534    2010
                                                                           8.05             10.34          7,289    2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares              $18.46            $16.74         80,384    2018
                                                                          16.54             18.46         85,551    2017
                                                                          16.23             16.54         92,189    2016
                                                                          16.70             16.23        352,389    2015
                                                                          16.69             16.70        351,406    2014
                                                                          14.87             16.69        357,607    2013
                                                                          13.77             14.87        372,034    2012
                                                                          14.56             13.77        133,489    2011
                                                                          13.52             14.56        137,741    2010
                                                                          11.39             13.52         44,181    2009
------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares         $23.81            $24.01             --    2018
                                                                          18.77             23.81             --    2017
                                                                          17.78             18.77             --    2016
                                                                          17.67             17.78             --    2015
                                                                          15.80             17.67             --    2014
                                                                          12.05             15.80             --    2013
                                                                          10.69             12.05             --    2012
                                                                          10.65             10.69             --    2011
                                                                           9.42             10.65             --    2010
                                                                           7.58              9.42             --    2009
------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2           $12.09            $ 9.87         11,686    2018
                                                                           9.68             12.09         13,563    2017
                                                                          10.00              9.68         15,910    2016
------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                      $13.61            $13.04         12,479    2018
                                                                          10.42             13.61         21,872    2017
                                                                          10.00             10.42         10,540    2016
------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                           $12.94            $12.69         10,880    2018
                                                                          12.74             12.94          6,371    2017
                                                                          11.92             12.74          7,677    2016
                                                                          12.26             11.92         10,095    2015
                                                                          12.42             12.26         20,032    2014
                                                                          12.19             12.42         25,815    2013
                                                                          11.57             12.19         19,917    2012
                                                                          11.49             11.57          1,482    2011
                                                                          10.73             11.49          1,637    2010
                                                                           7.58             10.73         25,820    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $19.60            $18.58            915    2018
                                                                18.74             19.60          1,492    2017
                                                                16.67             18.74          1,460    2016
                                                                17.46             16.67          1,694    2015
                                                                17.37             17.46          2,355    2014
                                                                16.58             17.37          2,552    2013
                                                                14.78             16.58          2,870    2012
                                                                14.35             14.78          4,183    2011
                                                                12.78             14.35          6,286    2010
                                                                 8.54             12.78          9,197    2009
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $25.80            $26.23          1,101    2018
                                                                20.54             25.80            287    2017
                                                                20.24             20.54            317    2016
                                                                19.42             20.24            328    2015
                                                                18.08             19.42            357    2014
                                                                13.19             18.08            701    2013
                                                                11.49             13.19          1,460    2012
                                                                13.53             11.49         24,774    2011
                                                                11.70             13.53         29,308    2010
                                                                 9.24             11.70         21,178    2009
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $16.81            $15.57         30,463    2018
                                                                15.06             16.81         33,667    2017
                                                                14.92             15.06         38,969    2016
                                                                15.21             14.92         47,152    2015
                                                                14.68             15.21         53,207    2014
                                                                12.97             14.68         68,471    2013
                                                                11.77             12.97         92,270    2012
                                                                12.34             11.77        146,043    2011
                                                                11.03             12.34        198,067    2010
                                                                 8.73             11.03        250,949    2009
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $17.85            $16.74         15,851    2018
                                                                15.66             17.85         15,705    2017
                                                                14.91             15.66         17,731    2016
                                                                15.14             14.91         15,301    2015
                                                                14.02             15.14         19,779    2014
                                                                11.97             14.02         25,713    2013
                                                                10.63             11.97         67,073    2012
                                                                11.26             10.63         68,207    2011
                                                                 9.74             11.26         62,899    2010
                                                                 7.17              9.74         70,115    2009
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $26.23            $24.04          4,511    2018
                                                                21.98             26.23          9,765    2017
                                                                20.79             21.98          8,818    2016
                                                                21.09             20.79         36,150    2015
                                                                19.25             21.09         37,126    2014
                                                                14.97             19.25         57,242    2013
                                                                13.14             14.97         73,342    2012
                                                                13.77             13.14          2,234    2011
                                                                12.00             13.77          2,266    2010
                                                                 9.02             12.00          3,666    2009
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $26.74            $24.89            --     2018
                                                                         22.06             26.74            --     2017
                                                                         21.89             22.06            --     2016
                                                                         22.08             21.89            --     2015
                                                                         20.33             22.08            --     2014
                                                                         14.98             20.33            --     2013
                                                                         12.48             14.98            --     2012
                                                                         13.08             12.48            --     2011
                                                                         11.30             13.08           296     2010
                                                                          8.48             11.30            --     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $19.55            $17.55         7,473     2018
                                                                         17.68             19.55         8,971     2017
                                                                         15.30             17.68         3,077     2016
                                                                         16.28             15.30        23,209     2015
                                                                         15.29             16.28        33,234     2014
                                                                         12.19             15.29        47,618     2013
                                                                         10.61             12.19        58,918     2012
                                                                         10.74             10.61        22,553     2011
                                                                          9.52             10.74        38,271     2010
                                                                          7.47              9.52        47,939     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $22.00            $19.61            --     2018
                                                                         19.22             22.00            --     2017
                                                                         16.91             19.22            --     2016
                                                                         17.68             16.91            --     2015
                                                                         16.34             17.68            --     2014
                                                                         12.49             16.34            --     2013
                                                                         10.77             12.49            --     2012
                                                                         10.82             10.77            --     2011
                                                                          9.63             10.82            --     2010
                                                                          7.72              9.63            --     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $21.21            $23.35         1,609     2018
                                                                         16.10             21.21         1,431     2017
                                                                         16.39             16.10         1,580     2016
                                                                         15.86             16.39        19,322     2015
                                                                         14.43             15.86         8,819     2014
                                                                         10.69             14.43        12,089     2013
                                                                         10.00             10.69        15,830     2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $24.35            $23.80         1,262     2018
                                                                         18.40             24.35         1,347     2017
                                                                         18.65             18.40         1,761     2016
                                                                         17.77             18.65         2,231     2015
                                                                         16.31             17.77         6,760     2014
                                                                         12.22             16.31         7,710     2013
                                                                         10.88             12.22         9,361     2012
                                                                         11.09             10.88        10,645     2011
                                                                          9.12             11.09        24,598     2010
                                                                          7.26              9.12        30,111     2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.64            $12.30        23,466     2018
                                                                         12.38             12.64        45,511     2017
                                                                         12.07             12.38        55,330     2016
                                                                         12.40             12.07        59,932     2015
                                                                         11.97             12.40        36,189     2014
                                                                         12.45             11.97        55,420     2013
                                                                         12.01             12.45        60,927     2012
                                                                         11.43             12.01         2,199     2011
                                                                         10.83             11.43         1,219     2010
                                                                          9.56             10.83         2,340     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $31.04            $25.96          7,641    2018
                                                                         26.24             31.04          9,278    2017
                                                                         23.88             26.24         12,059    2016
                                                                         24.73             23.88         14,054    2015
                                                                         23.77             24.73         25,317    2014
                                                                         17.82             23.77         29,964    2013
                                                                         15.85             17.82         39,140    2012
                                                                         18.11             15.85         16,830    2011
                                                                         14.35             18.11         25,858    2010
                                                                         10.46             14.35         38,205    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $21.58            $17.47             --    2018
                                                                         18.46             21.58             --    2017
                                                                         17.21             18.46             --    2016
                                                                         18.12             17.21             --    2015
                                                                         17.33             18.12             --    2014
                                                                         13.56             17.33             --    2013
                                                                         10.87             13.56             --    2012
                                                                         12.18             10.87             --    2011
                                                                          9.82             12.18            491    2010
                                                                          6.37              9.82          1,191    2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $13.00            $11.53             --    2018
                                                                         11.83             13.00            153    2017
                                                                         10.65             11.83            253    2016
                                                                         11.57             10.65            258    2015
                                                                         11.46             11.57            251    2014
                                                                          9.43             11.46            239    2013
                                                                          8.33              9.43          4,984    2012
                                                                          8.62              8.33          7,340    2011
                                                                          7.97              8.62         20,505    2010
                                                                          6.23              7.97         24,805    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $17.48            $16.41         74,666    2018
                                                                         16.24             17.48         88,356    2017
                                                                         14.51             16.24         98,540    2016
                                                                         15.90             14.51        124,287    2015
                                                                         15.49             15.90        132,325    2014
                                                                         13.85             15.49        170,362    2013
                                                                         12.52             13.85        288,667    2012
                                                                         12.46             12.52        401,637    2011
                                                                         11.27             12.46        576,263    2010
                                                                          8.47             11.27        571,860    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $17.66            $15.76            224    2018
                                                                         16.60             17.66            461    2017
                                                                         14.57             16.60            437    2016
                                                                         15.62             14.57            502    2015
                                                                         14.86             15.62            489    2014
                                                                         11.80             14.86            896    2013
                                                                         10.52             11.80          1,667    2012
                                                                         10.84             10.52         27,755    2011
                                                                          9.93             10.84         36,818    2010
                                                                          8.02              9.93         61,330    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.98            $10.85             --    2018
                                                                        11.16             12.98             --    2017
                                                                        10.37             11.16             --    2016
                                                                        11.30             10.37             --    2015
                                                                        11.84             11.30             --    2014
                                                                         9.22             11.84             --    2013
                                                                         7.76              9.22             --    2012
                                                                         8.50              7.76             --    2011
                                                                         8.07              8.50             --    2010
                                                                         6.27              8.07             --    2009
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.09            $ 9.05         99,649    2018
                                                                         9.22              9.09        166,355    2017
                                                                         9.39              9.22         50,182    2016
                                                                         9.56              9.39         75,522    2015
                                                                         9.74              9.56         69,902    2014
                                                                         9.92              9.74         82,332    2013
                                                                        10.00              9.92         77,778    2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $21.85            $19.20          2,389    2018
                                                                        20.04             21.85          2,396    2017
                                                                        17.98             20.04          2,928    2016
                                                                        20.19             17.98          3,457    2015
                                                                        18.11             20.19          3,855    2014
                                                                        13.88             18.11          4,303    2013
                                                                        11.94             13.88          4,992    2012
                                                                        12.99             11.94          7,792    2011
                                                                        10.59             12.99          7,721    2010
                                                                         8.10             10.59         11,959    2009
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $23.26            $22.92         45,736    2018
                                                                        20.06             23.26         99,511    2017
                                                                        19.59             20.06        114,054    2016
                                                                        19.87             19.59        126,509    2015
                                                                        18.71             19.87        105,564    2014
                                                                        15.91             18.71        114,227    2013
                                                                        14.30             15.91        151,959    2012
                                                                        14.37             14.30        178,329    2011
                                                                        13.54             14.37        255,578    2010
                                                                        10.99             13.54        254,630    2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $31.37            $31.32            177    2018
                                                                        24.59             31.37            286    2017
                                                                        24.57             24.59          6,000    2016
                                                                        22.37             24.57          7,452    2015
                                                                        21.01             22.37          8,546    2014
                                                                        16.35             21.01         12,437    2013
                                                                        13.45             16.35         15,884    2012
                                                                        14.73             13.45         15,772    2011
                                                                        14.09             14.73         19,459    2010
                                                                         9.83             14.09         55,520    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                 $20.20            $16.82            --     2018
                                                                        15.73             20.20            --     2017
                                                                        17.18             15.73            --     2016
                                                                        19.19             17.18            --     2015
                                                                        22.25             19.19            --     2014
                                                                        19.83             22.25            --     2013
                                                                        17.86             19.83            --     2012
                                                                        26.89             17.86            --     2011
                                                                        21.91             26.89            --     2010
                                                                        12.47             21.91            --     2009
----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II         $24.73            $22.19           267     2018
                                                                        21.72             24.73         1,343     2017
                                                                        21.92             21.72         1,422     2016
                                                                        22.78             21.92         1,471     2015
                                                                        19.33             22.78         1,544     2014
                                                                        13.36             19.33         4,289     2013
                                                                        11.49             13.36         5,234     2012
                                                                        11.46             11.49         8,626     2011
                                                                         9.36             11.46        11,243     2010
                                                                         7.11              9.36        15,470     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II         $16.93            $15.79        16,568     2018
                                                                        14.49             16.93        16,194     2017
                                                                        12.86             14.49        16,498     2016
                                                                        13.72             12.86        18,434     2015
                                                                        12.31             13.72        19,256     2014
                                                                         9.98             12.31        21,929     2013
                                                                         8.92              9.98        23,822     2012
                                                                         8.43              8.92        35,691     2011
                                                                         7.66              8.43        45,591     2010
                                                                         6.37              7.66        46,304     2009
----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I            $11.82            $10.57           388     2018
                                                                        10.49             11.82         1,907     2017
                                                                         9.46             10.49         2,589     2016
                                                                         9.92              9.46         3,772     2015
                                                                        10.00              9.92         3,858     2014
----------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                $24.44            $22.62            --     2018
                                                                        20.24             24.44            --     2017
                                                                        19.04             20.24            --     2016
                                                                        19.40             19.04            --     2015
                                                                        17.86             19.40            --     2014
                                                                        13.81             17.86            --     2013
                                                                        11.84             13.81            --     2012
                                                                        12.36             11.84            --     2011
                                                                        11.36             12.36            --     2010
                                                                         9.14             11.36            --     2009
----------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  $25.71            $24.80           789     2018
                                                                        20.74             25.71           862     2017
                                                                        19.42             20.74           953     2016
                                                                        20.22             19.42         1,031     2015
                                                                        22.27             20.22         2,027     2014
                                                                        16.07             22.27         1,886     2013
                                                                        13.54             16.07         2,427     2012
                                                                        15.41             13.54         3,689     2011
                                                                        11.55             15.41         5,360     2010
                                                                         7.22             11.55        11,246     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                     $16.81            $15.53         45,817    2018
                                                                          15.29             16.81         51,417    2017
                                                                          14.32             15.29         61,321    2016
                                                                          14.67             14.32         80,683    2015
                                                                          13.81             14.67        106,158    2014
                                                                          11.85             13.81        128,543    2013
                                                                          10.88             11.85        140,704    2012
                                                                          10.91             10.88        211,510    2011
                                                                          10.14             10.91        289,737    2010
                                                                           8.78             10.14        319,779    2009
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                        $31.55            $31.22             80    2018
                                                                          28.08             31.55            230    2017
                                                                          25.72             28.08            230    2016
                                                                          30.74             25.72            231    2015
                                                                          27.84             30.74            231    2014
                                                                          23.60             27.84            232    2013
                                                                          21.24             23.60            233    2012
                                                                          20.32             21.24            233    2011
                                                                          18.24             20.32            234    2010
                                                                          13.98             18.24            307    2009
------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio --
   Service Class Shares                                                  $12.67            $12.50            592    2018
                                                                          10.07             12.67            630    2017
                                                                           9.70             10.07            719    2016
                                                                          10.00              9.70            721    2015
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $19.64            $18.13             --    2018
                                                                          15.82             19.64             --    2017
                                                                          16.52             15.82             --    2016
                                                                          16.30             16.52             --    2015
                                                                          14.42             16.30             --    2014
                                                                          11.35             14.42             --    2013
                                                                          10.16             11.35             --    2012
                                                                          10.50             10.16             --    2011
                                                                           9.80             10.50             --    2010
                                                                           6.93              9.80            124    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $12.42            $11.51         99,295    2018
                                                                          11.61             12.42        109,190    2017
                                                                          11.27             11.61        113,620    2016
                                                                          11.42             11.27        133,062    2015
                                                                          10.77             11.42        134,571    2014
                                                                           9.72             10.77        186,353    2013
                                                                           8.84              9.72        210,432    2012
                                                                           8.97              8.84        258,707    2011
                                                                           8.11              8.97        341,728    2010
                                                                           6.80              8.11        363,688    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $21.50            $19.77             --    2018
                                                                          17.06             21.50             --    2017
                                                                          17.02             17.06             --    2016
                                                                          16.31             17.02             --    2015
                                                                          15.75             16.31             --    2014
                                                                          11.83             15.75             --    2013
                                                                          10.37             11.83             --    2012
                                                                          10.48             10.37             --    2011
                                                                           8.40             10.48             --    2010
                                                                           6.47              8.40             --    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $25.14            $21.37          2,742    2018
                                                                          18.79             25.14          6,518    2017
                                                                          19.17             18.79          7,798    2016
                                                                          18.84             19.17         12,552    2015
                                                                          18.81             18.84         13,120    2014
                                                                          15.09             18.81         13,117    2013
                                                                          12.71             15.09         16,472    2012
                                                                          14.16             12.71         22,457    2011
                                                                          12.47             14.16         27,890    2010
                                                                           9.11             12.47         29,132    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $22.00            $19.84         18,843    2018
                                                                          19.21             22.00         19,660    2017
                                                                          17.59             19.21         26,221    2016
                                                                          17.38             17.59         22,024    2015
                                                                          16.04             17.38         23,126    2014
                                                                          12.43             16.04         32,953    2013
                                                                          10.86             12.43         43,478    2012
                                                                          11.10             10.86        106,151    2011
                                                                           9.77             11.10        142,734    2010
                                                                           7.77              9.77         87,258    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $27.18            $23.86          5,802    2018
                                                                          24.30             27.18          6,922    2017
                                                                          21.04             24.30          8,620    2016
                                                                          22.83             21.04         14,802    2015
                                                                          20.83             22.83         14,938    2014
                                                                          15.09             20.83         28,227    2013
                                                                          13.07             15.09         39,317    2012
                                                                          13.64             13.07         53,271    2011
                                                                          11.29             13.64         72,472    2010
                                                                           8.41             11.29         34,422    2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $14.82            $13.75             --    2018
                                                                          13.32             14.82             --    2017
                                                                          12.02             13.32             --    2016
                                                                          13.48             12.02             --    2015
                                                                          13.68             13.48             --    2014
                                                                          13.92             13.68             --    2013
                                                                          12.35             13.92             --    2012
                                                                          12.35             12.35             --    2011
                                                                          11.13             12.35             --    2010
                                                                           9.34             11.13             --    2009
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $18.63            $17.80          7,099    2018
                                                                          17.80             18.63          7,015    2017
                                                                          16.13             17.80          8,511    2016
                                                                          16.71             16.13         22,357    2015
                                                                          16.47             16.71         18,070    2014
                                                                          15.87             16.47         17,840    2013
                                                                          14.15             15.87         18,155    2012
                                                                          13.95             14.15         31,673    2011
                                                                          12.42             13.95         46,944    2010
                                                                           9.02             12.42         42,852    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $18.98            $18.18          4,889    2018
                                                                              17.74             18.98          4,554    2017
                                                                              17.96             17.74          5,787    2016
                                                                              18.55             17.96          1,170    2015
                                                                              15.24             18.55          2,258    2014
                                                                              17.84             15.24          3,657    2013
                                                                              17.40             17.84          3,982    2012
                                                                              13.87             17.40          5,195    2011
                                                                              12.66             13.87          9,361    2010
                                                                              13.49             12.66         28,575    2009
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.74            $11.56         24,318    2018
                                                                              11.80             11.74         26,755    2017
                                                                              11.85             11.80         29,462    2016
                                                                              12.04             11.85         48,118    2015
                                                                              12.16             12.04         95,080    2014
                                                                              12.41             12.16        113,584    2013
                                                                              11.94             12.41        110,638    2012
                                                                              12.04             11.94        147,159    2011
                                                                              11.65             12.04        208,563    2010
                                                                              10.47             11.65        258,234    2009
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $15.19            $14.83         33,785    2018
                                                                              14.76             15.19         54,864    2017
                                                                              14.64             14.76         63,941    2016
                                                                              14.85             14.64         80,640    2015
                                                                              14.51             14.85         70,456    2014
                                                                              15.08             14.51         93,934    2013
                                                                              14.02             15.08         89,173    2012
                                                                              13.79             14.02        117,876    2011
                                                                              12.99             13.79        166,189    2010
                                                                              11.61             12.99        127,359    2009
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $28.00            $25.90             98    2018
                                                                              21.98             28.00             97    2017
                                                                              22.12             21.98            110    2016
                                                                              21.29             22.12            108    2015
                                                                              20.33             21.29            113    2014
                                                                              16.01             20.33            711    2013
                                                                              14.75             16.01            887    2012
                                                                              15.74             14.75            877    2011
                                                                              14.93             15.74            883    2010
                                                                               9.67             14.93          1,723    2009
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $28.39            $27.54          1,450    2018
                                                                              21.25             28.39          1,585    2017
                                                                              21.93             21.25          1,963    2016
                                                                              20.12             21.93          1,914    2015
                                                                              18.71             20.12          2,198    2014
                                                                              13.90             18.71          2,427    2013
                                                                              12.24             13.90          2,933    2012
                                                                              12.48             12.24          3,116    2011
                                                                              11.41             12.48          5,069    2010
                                                                               8.15             11.41          5,114    2009
----------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares               $13.65            $10.93        10,080     2018
                                                                13.98             13.65         8,918     2017
                                                                11.41             13.98         6,697     2016
                                                                16.34             11.41         5,134     2015
                                                                20.76             16.34         3,863     2014
                                                                19.27             20.76         3,939     2013
                                                                20.22             19.27         4,192     2012
                                                                25.55             20.22           264     2011
                                                                20.42             25.55           237     2010
                                                                11.79             20.42         6,400     2009
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $33.28            $32.07            --     2018
                                                                25.86             33.28            --     2017
                                                                24.86             25.86            --     2016
                                                                23.40             24.86            --     2015
                                                                20.30             23.40            --     2014
                                                                15.36             20.30            --     2013
                                                                13.40             15.36            --     2012
                                                                13.37             13.40            --     2011
                                                                11.49             13.37            --     2010
                                                                 7.70             11.49            --     2009
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $12.27            $11.88         1,766     2018
                                                                12.11             12.27         1,976     2017
                                                                11.98             12.11         2,163     2016
                                                                12.26             11.98         2,421     2015
                                                                11.88             12.26         5,261     2014
                                                                12.27             11.88         6,290     2013
                                                                11.83             12.27         6,507     2012
                                                                11.24             11.83        10,931     2011
                                                                10.65             11.24        18,310     2010
                                                                10.06             10.65        34,777     2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $24.16            $23.08            --     2018
                                                                19.18             24.16            --     2017
                                                                19.07             19.18            --     2016
                                                                18.81             19.07            --     2015
                                                                16.80             18.81            --     2014
                                                                12.69             16.80            --     2013
                                                                10.70             12.69            --     2012
                                                                10.85             10.70            --     2011
                                                                 9.90             10.85            --     2010
                                                                 7.27              9.90            --     2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $31.53            $29.17         1,947     2018
                                                                30.35             31.53         2,701     2017
                                                                28.63             30.35         3,353     2016
                                                                27.90             28.63         4,369     2015
                                                                21.55             27.90         4,567     2014
                                                                21.40             21.55        10,941     2013
                                                                18.67             21.40         4,033     2012
                                                                17.31             18.67         5,348     2011
                                                                13.68             17.31         8,011     2010
                                                                10.26             13.68         9,187     2009
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares         $23.77            $22.22              85   2018
                                                          19.93             23.77              86   2017
                                                          18.19             19.93              91   2016
                                                          18.34             18.19              99   2015
                                                          16.49             18.34              99   2014
                                                          12.73             16.49             660   2013
                                                          11.21             12.73             837   2012
                                                          11.23             11.21             866   2011
                                                           9.96             11.23             928   2010
                                                           8.04              9.96           1,917   2009
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $25.78            $22.85             379   2018
                                                          23.30             25.78             596   2017
                                                          19.18             23.30             695   2016
                                                          20.38             19.18           1,009   2015
                                                          20.01             20.38           3,373   2014
                                                          14.90             20.01           3,703   2013
                                                          13.25             14.90           4,619   2012
                                                          13.09             13.25           6,720   2011
                                                          10.46             13.09           8,032   2010
                                                           8.14             10.46           9,994   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $16.59            $15.25         901,952   2018
                                                          14.62             16.59       1,016,238   2017
                                                          14.01             14.62       1,240,637   2016
                                                          14.43             14.01       1,431,286   2015
                                                          13.96             14.43       1,726,139   2014
                                                          12.38             13.96       2,172,431   2013
                                                          11.21             12.38       2,706,497   2012
                                                          11.75             11.21       4,027,001   2011
                                                          10.92             11.75       5,858,709   2010
                                                           9.21             10.92       6,881,300   2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $14.16            $12.98          13,323   2018
                                                          12.52             14.16          35,124   2017
                                                          12.02             12.52          39,448   2016
                                                          12.42             12.02          63,850   2015
                                                          12.04             12.42          71,560   2014
                                                          10.70             12.04         103,569   2013
                                                           9.71             10.70         136,324   2012
                                                          10.21              9.71         199,427   2011
                                                           9.51             10.21         258,872   2010
                                                           8.04              9.51         268,138   2009
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $21.75            $20.62              --   2018
                                                          18.48             21.75              --   2017
                                                          17.22             18.48              --   2016
                                                          17.96             17.22              --   2015
                                                          16.23             17.96              --   2014
                                                          12.35             16.23              --   2013
                                                          10.86             12.35              --   2012
                                                          11.40             10.86              --   2011
                                                          10.53             11.40              --   2010
                                                           8.15             10.53              --   2009
--------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $25.02            $24.62          --       2018
                                                       18.94             25.02          --       2017
                                                       19.19             18.94          --       2016
                                                       19.29             19.19          --       2015
                                                       18.93             19.29          --       2014
                                                       13.79             18.93          --       2013
                                                       11.67             13.79          --       2012
                                                       12.58             11.67          --       2011
                                                       10.00             12.58          --       2010
-----------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


The Company.....................................................................................................   B-3

The Separate Account............................................................................................   B-4

Additional Information About the Guarantee Account..............................................................   B-4

The Contracts...................................................................................................   B-4
   Transfer of Annuity Units....................................................................................   B-4
   Net Investment Factor........................................................................................   B-4

Termination of Participation Agreements.........................................................................   B-4

Calculation of Performance Data.................................................................................   B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio......................................   B-5
   Other Subaccounts............................................................................................   B-7
   Other Performance Data.......................................................................................   B-7

Tax Matters.....................................................................................................   B-8
   Taxation of Genworth Life and Annuity Insurance Company......................................................   B-8
   IRS Required Distributions...................................................................................   B-8

General Provisions..............................................................................................   B-8
   Using the Contracts as Collateral............................................................................   B-8
   The Beneficiary..............................................................................................   B-8
   Non-Participating............................................................................................   B-9
   Misstatement of Age or Gender................................................................................   B-9
   Incontestability.............................................................................................   B-9
   Statement of Values..........................................................................................   B-9
   Trust as Owner or Beneficiary................................................................................   B-9
   Written Notice...............................................................................................   B-9

Legal Developments Regarding Employment-Related Benefit Plans...................................................   B-9

Regulation of Genworth Life and Annuity Insurance Company.......................................................   B-9

Experts.........................................................................................................   B-9

Financial Statements............................................................................................  B-10


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (RetireReady/SM/ Choice) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                                                     State  Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2019, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation" in our marketing materials. This contract (Foundation) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Global Real Estate Fund -- Series II shares

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

Deustche Variable Series I:
Deustche Capital Growth VIP -- Class B Shares

Deustche Variable Series II:
Deustche CROCI(R) U.S. VIP -- Class B Shares
Deustche Small Mid Cap Value VIP -- Class B Shares

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Government Money Market Portfolio
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares/1/

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Fidelity(R) Variable Insurance Products Fund:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

/1/ The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Franklin Templeton Variable Insurance Products Trust:
Franklin Large Cap Growth VIP Fund -- Class 2 Shares
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Foreign VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares MFS(R) Strategic Income Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares

Oppenheimer Main Street Fund(R)/VA -- Service Shares

Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.:
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:

Franklin Allocation VIP Fund -- Class 2 Shares (formerly, Franklin Founding
  Funds Allocation VIP Fund -- Class 2 Shares)

Franklin Income VIP Fund -- Class 2 Shares

Not all of these Portfolios may be available in all states or in all markets.


Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call
(800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.


The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contact owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you


/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return V.I.S. Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2019, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents
Definitions................................................   7

Fee Tables.................................................  10
   Examples................................................  18

Synopsis...................................................  20

Condensed Financial Information............................  23

The Company................................................  23

Financial Condition of the Company.........................  24

The Separate Account.......................................  25
   The Portfolios..........................................  25
   Subaccounts.............................................  27
   Voting Rights...........................................  32
   Asset Allocation Program................................  32

The Guarantee Account......................................  42

Charges and Other Deductions...............................  43
   Transaction Expenses....................................  43
       Surrender Charge....................................  43
       Exceptions to the Surrender Charge..................  44
   Deductions from the Separate Account....................  44
   Charges for the Living Benefit Rider Options............  44
   Charges for the Death Benefit Rider Options.............  48
   Other Charges...........................................  49

The Contract...............................................  50
   Ownership...............................................  50
   Assignment..............................................  51
   Purchase Payments.......................................  51
   Valuation Day and Valuation Period......................  52
   Allocation of Purchase Payments.........................  52
   Valuation of Accumulation Units.........................  53

Transfers..................................................  53
   Transfers Before the Annuity Commencement Date..........  53
   Transfers from the Guarantee Account to the Subaccounts.  53
   Transfers from the Subaccounts to the Guarantee Account.  53
   Transfers Among the Subaccounts.........................  54
   Telephone/Internet Transactions.........................  55
   Confirmation of Transactions............................  55
   Special Note on Reliability.............................  55
   Transfers by Third Parties..............................  55
   Special Note on Frequent Transfers......................  56
   Dollar Cost Averaging Program...........................  57
   Defined Dollar Cost Averaging Program...................  58
   Portfolio Rebalancing Program...........................  59
   Guarantee Account Interest Sweep Program................  59

Surrenders and Partial Withdrawals...................................................................    60
   Surrenders and Partial Withdrawals................................................................    60
   Restrictions on Distributions from Certain Contracts..............................................    61
   Systematic Withdrawal Program.....................................................................    61
   Guaranteed Minimum Withdrawal Benefit Rider Options...............................................    62
       Lifetime Income Plus Solution.................................................................    63
       Lifetime Income Plus 2008.....................................................................    76
       Lifetime Income Plus 2007.....................................................................    89
       Lifetime Income Plus (for contracts issued on or after the later of May 1, 2006, or the
         date of state insurance department approval)................................................    97
       Lifetime Income Plus (for contracts issued prior to May 1, 2006, or prior to the date of
         state insurance department approval)........................................................   105
       Guaranteed Withdrawal Advantage...............................................................   112
       Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options...............   116
   Annuity Cross Funding Program.....................................................................   117

Death of Owner and/or Annuitant......................................................................   118
   Distribution Provisions Upon Death of Owner or Joint Owner........................................   118
   Death Benefit at Death of Any Annuitant Before Annuity Commencement Date..........................   119
   Basic Death Benefit...............................................................................   119
   Annual Step-Up Death Benefit Rider Option.........................................................   119
   5% Rollup Death Benefit Rider Option..............................................................   120
   Earnings Protector Death Benefit Rider Option.....................................................   121
   The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.....   122
   Termination of Death Benefit Rider Options When Contract Assigned or Sold.........................   122
   How to Claim Proceeds and/or Death Benefit Payments...............................................   122
   Distribution Rules................................................................................   125

Income Payments......................................................................................   125
   Income Payments and the Annuity Commencement Date.................................................   125
   Optional Payment Plans............................................................................   127
   Variable Income Payments..........................................................................   128
   Transfers After the Annuity Commencement Date.....................................................   128
   Guaranteed Income Advantage.......................................................................   129
   Payment Protection Rider Options..................................................................   137
       Payment Optimizer Plus........................................................................   137
       Principal Protection Advantage................................................................   146

Tax Matters..........................................................................................   152
   Introduction......................................................................................   152
   Taxation of Non-Qualified Contracts...............................................................   152
   Section 1035 Exchanges............................................................................   155
   Qualified Retirement Plans........................................................................   156
   Federal Income Tax Withholding....................................................................   160
   State Income Tax Withholding......................................................................   160
   Tax Status of the Company.........................................................................   160
   Federal Estate, Gift and Generation-Skipping Transfer Taxes.......................................   160
   Definition of Spouse Under Federal Law............................................................   161
   Annuity Purchases by Residents of Puerto Rico.....................................................   161
   Annuity Purchases by Nonresident Aliens and Foreign Corporations..................................   161
   Foreign Tax Credits...............................................................................   161
   Changes in the Law................................................................................   161


Requesting Payments...................................................    161

Sale of the Contracts.................................................    162

Additional Information................................................    163
   Owner Questions....................................................    163
   Return Privilege...................................................    163
   State Regulation...................................................    164
   Evidence of Death, Age, Gender, Marital Status or Survival.........    164
   Records and Reports................................................    164
   Other Information..................................................    164
   Exemption to File Periodic Reports.................................    164
   Unclaimed Property.................................................    164
   Cybersecurity......................................................    164
   Legal Proceedings..................................................    165

Appendix A -- Examples of the Available Death Benefits................    A-1

Appendix B -- Condensed Financial Information.........................    B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Asset Allocation Model -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Designated Subaccounts -- The Subaccounts or Model Portfolios available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GIS Subaccount -- A division of the Separate Account that invests exclusively in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund. This Subaccount is only available when Guaranteed Income Advantage is elected at the time of application. Purchase payments may not be made directly to the GIS Subaccount. Allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account.

Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Guaranteed Income Advantage -- The marketing name for the Guaranteed Income Rider. This rider may be referred to by either name in this prospectus.

Guaranteed Withdrawal Advantage -- The marketing name for the Guaranteed Minimum Withdrawal Benefit Rider, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Income Start Date -- For Guaranteed Income Advantage, the date income payments begin from one or more segments pursuant to the terms of Guaranteed Income Advantage. For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

Income Start Value -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

Lifetime Income Plus -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders, which is one of the Guaranteed Minimum Withdrawal Benefit Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection with Commutation Immediate and Deferred Variable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Protection Plan -- A series of variable income payments that are provided pursuant to the terms of Payment Protection Advantage.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Principal Protection Advantage -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Rider Death Benefit -- The death benefit payable under Lifetime Income Plus or Lifetime Income Plus 2007.

Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, optional benefit charge and surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus Solution).

Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-----------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed     Surrender Charge as a
 payments partially withdrawn or surrendered)      Years Since We Received Percentage of the Purchase
                                                   the Purchase Payment    Payment Partially
                                                                           Withdrawn or
                                                                           Surrendered/1,2/
                                                   --------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                          6 or more                    0%
-----------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3/
-----------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

 If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio
Expenses
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
--------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.15%
--------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses                                                           1.45%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Guaranteed Withdrawal Advantage/4/                  0.50%                        1.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus/5/
 Single or Joint Annuitant Contract                 1.25%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/6/
 Single or Joint Annuitant Contract                 1.25%                        2.00%
--------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                         0.50%                        0.50%
--------------------------------------------------------------------------------------------------
Principal Protection Advantage/7/                   0.40%                        1.00%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/8/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
Living Benefit Rider Options/2,9/
--------------------------------------------------------------------------------------------------
                                             Current Charge/10/          Maximum Charge/3,10/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                             Current Charge/11/          Maximum Charge/3,11/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus   2.00% of benefit base plus
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Death Benefit Rider Options/12/
  (as a percentage of your Contract Value at the time the charge is taken)/13/
--------------------------------------------------------------------------------------------------
                                               Current Charge             Maximum Charge/3/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                             0.20%                        0.20%
--------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                             0.30%                        0.30%
--------------------------------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                               0.70%                        0.70%
--------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.


/5/Lifetime Income Plus is not available for contracts issued on or after May
   1, 2008. The current and maximum charges reflected in the fee table for Lifetime Income Plus are for those contracts that reset their Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are as follows:



                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus (as a percentage
 of your average daily net assets in
 the Separate Account)
 Single Annuitant Contract                   0.60%           2.00%
                                         -----------------------------
 Joint Annuitant Contract                    0.75%           2.00%
------------------------------------------------------------------------



/6/Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. The current and maximum charges reflected in the fee table for Lifetime Income Plus 2007 are for those contracts that reset their Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are as follows:



                                         Current Charge  Maximum Charge
                                         -------------------------------
Lifetime Income Plus 2007 (as a
 percentage of your average daily net
 assets in the Separate Account)
 Single Annuitant Contract                   0.75%           2.00%
                                         -----------------------------
 Joint Annuitant Contract                    0.85%           2.00%
------------------------------------------------------------------------


/7/Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

/8/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/9/You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

/10/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus 2008 are for those contracts that reset their Withdrawal Base on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus 2008 for those contracts that have not reset their Withdrawal Base on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base       2.00% of benefit base
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
                                         -------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/11/The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012. The current and maximum charges for Lifetime Income Plus Solution for contracts issued on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.20% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base plus  2.00% of benefit base plus
                                         0.50% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      1.25% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution with the
Principal Protection Death Benefit --
Annuitant Age 71-85
 Single or Joint Annuitant Contract      1.25% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

 The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012 are as follows:

                                               Current Charge            Maximum Charge/3/
                                         -------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base       2.00% of benefit base
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.15% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base plus  2.00% of benefit base plus
                                         0.40% of value of           0.50% of value of
                                         Principal Protection        Principal Protection
                                         Death Benefit               Death Benefit
------------------------------------------------------------------------------------------------

/12/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
    Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

 You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

/13/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications.


Periodic Charges Other Than Portfolio
 Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                    1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                        0.15%
---------------------------------------------------------------------------
Living Benefit Rider Option/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/4 /
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Lifetime Income Plus/3/                      1.25%            2.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.50%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options/5/ (as a percentage of your Contract Value at the time the charge is taken)/6/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option         0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option                        0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/7/                                 2.65%            3.65%
---------------------------------------------------------------------------


/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.


/3/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus are for those contracts that reset their Withdrawal Base on or after July 15, 2019. The current and maximum charges for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 are 0.60% (current charge) and 2.00% (maximum charge), calculated as a percentage of average daily net assets in the Separate Account.

/4/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/5/The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income
  Plus at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus.

/6/All charges for the optional death benefit riders are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/7/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and either Guaranteed Withdrawal Advantage or Guaranteed Income Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Annual Step-Up Death Benefit Rider and Lifetime Income Plus. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

The following charges apply to contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio
 Expenses
---------------------------------------------------------------------------
Annual Contract Charge                             $30.00/1/
---------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
 Mortality and Expense Risk Charge                   1.30%
---------------------------------------------------------------------------
 Administrative Expense Charge                       0.15%
---------------------------------------------------------------------------
Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge/3/
                                         ----------------------------------
Guaranteed Withdrawal Advantage              0.50%            1.00%
---------------------------------------------------------------------------
Guaranteed Income Advantage                  0.40%            0.50%
---------------------------------------------------------------------------
Principal Protection Advantage               0.40%            1.00%
---------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/4/
---------------------------------------------------------------------------
                                         Current Charge  Maximum Charge
                                         ----------------------------------
Annual Step-Up Death Benefit Rider
 Option                                      0.20%            0.20%
---------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option/5 /     0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector Death Benefit Rider
 Option                                      0.30%            0.30%
---------------------------------------------------------------------------
Earnings Protector and Greater of
 Annual Step-Up and 5% Rollup Death
 Benefit Rider Option/5/                     0.70%            0.70%
---------------------------------------------------------------------------
                                            Current          Maximum
                                         ----------------------------------
Maximum Total Separate Account Annual
 Expenses/6/                                 2.65%            3.15%
---------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of the application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/3/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/4/All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/5/The 5% Rollup Death Benefit Rider Option and the Earnings Protector and
   Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

/6/The Maximum Total Separate Account Annual Expenses for the current charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider and Guaranteed Withdrawal Advantage. The Maximum Total Separate Account Annual Expenses for the maximum charges assume that the owner elects the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Rider and either Guaranteed Withdrawal Advantage or Principal Protection Advantage. If another combination of optional benefits is elected, or if no optional benefit is elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2018. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.58%   1.37%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2018, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.58% and 1.26%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,132      $2,344      $3,507       $6,447

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $482       $1,701      $2,961       $6,301

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $598       $1,823      $3,089       $6,447

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value); and

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Lifetime Income Plus;

  .  elected the Annual Step-Up Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,071      $2,127      $3,088       $5,249

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $482       $1,543      $2,596       $5,200

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $533       $1,592      $2,646       $5,249

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 2.00% for Lifetime Income Plus (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider Option (deducted annually as a percentage of Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

For contracts issued on or after the later of May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected Guaranteed Withdrawal Advantage or Principal Protection Advantage;

  . elected the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,026      $2,002      $2,890       $4,891

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $384       $1,357      $2,333       $4,789

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $485       $1,459      $2,435       $4,891

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 1.00% for Guaranteed Withdrawal Advantage or Principal Protection Advantage (deducted daily at an effective annual rate of the assets in the Separate Account); and

  . a charge of 0.70% for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option (deducted annually as a percentage of the Contract Value).

If the rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments from the GIS Subaccount(s) pursuant to the election of Guaranteed Income Advantage or you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from the GIS Subaccount(s) will be made in accordance with the terms of Guaranteed Income Advantage. All income payments made from a Payment Protection Rider Option will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that which also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract -- Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Guaranteed Income Advantage or Principal Protection Advantage is elected at the time of application) provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See the "Death of Owner and/or Annuitant" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. Riders elected by the contract owner may impose additional limitations on transfer rights. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date," "Income Payments -- Guaranteed Income Advantage," and "The Guarantee Account" provisions of this prospectus. In addition, if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. In addition, if you elect Guaranteed Income Advantage and you take a withdrawal from the GIS Subaccount(s), you will lose your right to make any additional scheduled transfers to that segment and your guaranteed income floor will be adjusted to reflect the withdrawal made. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.


The Living Benefit Rider Options.   Five Guaranteed Minimum Withdrawal Benefit
Rider Options are discussed in this prospectus: Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit Rider Options may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" provision of this prospectus for more information about the riders and their features.

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). You may not allocate purchase payments or assets in your contract directly into the GIS Subaccount(s). Rather, allocations to the GIS Subaccount(s) must be made through a series of scheduled transfers from other Subaccounts in which you have allocated assets. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income
Payments -- Guaranteed

Income Advantage" provision of this prospectus for more information about the riders and their features.


Finally, we discuss two Payment Protection Rider Options in this prospectus:
Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the particular rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.


Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the following four optional death benefits by rider in addition to the Basic Death Benefit provided under the contract: (i) the Annual Step-Up Death Benefit Rider; (ii) the 5% Rollup Death Benefit Rider; (iii) the Earnings Protector Death Benefit Rider; and (iv) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider.

Each of these optional death benefit riders is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.

Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. For contract owners that have elected Guaranteed Income Advantage, purchase payments may not be allocated directly to the GIS Subaccount(s), but must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See "The Contract --Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," the "Income Payments -- Guaranteed Income Advantage," and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad

Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.


How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. For contract owners that have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s). Such allocations must be made pursuant to scheduled transfers from all other Subaccounts in which you have allocated assets. Any remaining transfers will come from the Guarantee Account. See the "Income Payments -- Guaranteed Income Advantage" provision of this prospectus. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

                                                                                             Adviser (and Sub-Adviser(s),
                         Subaccount Investing In               Investment Objective                as applicable)
                         ----------------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy       Seeks to achieve the highest   AllianceBernstein, L.P.
SERIES FUND, INC.        Portfolio -- Class B              total return consistent with
                                                           the Adviser's determination
                                                           of reasonable risk.
                         ----------------------------------------------------------------------------------------------------
                         AB Growth and Income              Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         ----------------------------------------------------------------------------------------------------
                         AB Large Cap Growth               Long-term growth of capital.   AllianceBernstein, L.P.
                         Portfolio -- Class B
                         ----------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise   To seek capital growth.        Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)
                         ----------------------------------------------------------------------------------------------------
                         Invesco V.I. Global Real Estate   Total return through growth    Invesco Advisers, Inc. (subadvised
                         Fund -- Series II shares          of capital and current income. by Invesco Asset Management
                                                                                          Limited)
                         ----------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Income & Growth Fund --        The fund seeks capital growth  American Century Investment
VARIABLE PORTFOLIOS,     Class I                           by investing in common stock.  Management, Inc.
INC.                                                       Income is a secondary
                                                           objective.
                         ----------------------------------------------------------------------------------------------------
                         VP International Fund -- Class I  The fund seeks capital growth. American Century Investment
                                                                                          Management, Inc.
                         ----------------------------------------------------------------------------------------------------
                         VP Ultra(R) Fund -- Class I       The fund seeks long-term       American Century Investment
                                                           capital growth.                Management, Inc.
                         ----------------------------------------------------------------------------------------------------
                         VP Value Fund -- Class I          The fund seeks long-term       American Century Investment
                                                           capital growth. Income is a    Management, Inc.
                                                           secondary objective.
                         ----------------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --   The fund pursues long-term     American Century Investment
VARIABLE PORTFOLIOS II,  Class II                          total return using a strategy  Management, Inc.
INC.                                                       that seeks to protect against
                                                           U.S. inflation.
                         ----------------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE        Deutsche Capital Growth VIP --    The fund seeks to provide      Deutsche Investment Management
SERIES I                 Class B Shares                    long-term growth of capital.   Americas Inc.
                         ----------------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE        Deustche CROCI(R) U.S. VIP --     Seeks to achieve a high rate   Deutsche Investment Management
SERIES II                Class B Shares                    of total return.               Americas Inc.
                         ----------------------------------------------------------------------------------------------------
                         Deutsche Small Mid Cap Value      Seeks long-term capital        Deutsche Investment Management
                         VIP -- Class B Shares             appreciation.                  Americas Inc.
                         ----------------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                 Investment Objective                as applicable)
                       ------------------------------------------------------------------------------------------------------
DREYFUS                Dreyfus Investment Portfolios       The fund seeks investment      The Dreyfus Corporation
                       MidCap Stock Portfolio --           results that are greater than
                       Initial Shares                      the total return performance
                                                           of publicly traded common
                                                           stocks of medium-size
                                                           domestic companies in the
                                                           aggregate, as represented by
                                                           the Standard & Poor's MidCap
                                                           400(R) Index.
                       ------------------------------------------------------------------------------------------------------
                       Dreyfus Variable Investment         The fund seeks as high a       The Dreyfus Corporation
                       Fund -- Government Money            level of current income as is
                       Market Portfolio/1/                 consistent with the
                                                           preservation of capital and
                                                           the maintenance of liquidity.
                       ------------------------------------------------------------------------------------------------------
                       The Dreyfus Sustainable U.S.        The fund seeks long-term       The Dreyfus Corporation subadvised
                       Equity Portfolio. Inc., -- Initial  capital appreciation.          by Newton Investment Management
                       Shares                                                             (North America) Limited
                       ------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE   VT Floating-Rate Income Fund        To provide a high level of     Eaton Vance Management
TRUST                                                      current income.
                       ------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Contrafund(R) Portfolio --      Seeks long-term capital        Fidelity Management & Research
INSURANCE PRODUCTS     Service Class 2                     appreciation.                  Company (FMR) (subadvised by
FUND                                                                                      FMR Co., Inc. (FMRC), Fidelity
                                                                                          Research & Analysis Company
                                                                                          (FRAC), Fidelity Management &
                                                                                          Research (U.K.) Inc. (FMR U.K.),
                                                                                          Fidelity International Investment
                                                                                          Advisors (FIIA), Fidelity
                                                                                          International Investment Advisors
                                                                                          (U.K.) Limited (FIIA(U.K.)L), and
                                                                                          Fidelity Investments Japan Limited
                                                                                          (FIJ))
                       ------------------------------------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --      Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                       Service Class 2                     fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                           potential for capital          FIJ)
                                                           appreciation. The fund's goal
                                                           is to achieve a yield which
                                                           exceeds the composite yield
                                                           on the securities comprising
                                                           the S&P 500(R) Index.
                       ------------------------------------------------------------------------------------------------------
                       VIP Mid Cap Portfolio --            Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                       Service Class 2                     capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                          FIJ)
                       ------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON     Franklin Large Cap Growth VIP       Seeks capital appreciation.    Franklin Advisers, Inc.
VARIABLE INSURANCE     Fund -- Class 2 Shares              The fund normally invests at
PRODUCTS TRUST                                             least 80% of its net assets
                                                           in investments of large
                                                           capitalization companies.
                       ------------------------------------------------------------------------------------------------------
                       Franklin Mutual Shares VIP          Seeks capital appreciation,    Franklin Mutual Advisers, LLC
                       Fund -- Class 2 Shares              with income as a secondary
                                                           goal. The fund normally
                                                           invests primarily in U.S. and
                                                           foreign equity securities
                                                           that the manager believes are
                                                           undervalued.
                       ------------------------------------------------------------------------------------------------------


                    /1/ There can be no assurance that the Government Money
                        Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Government Money Market Portfolio may become extremely low and possibly negative.

                                                                                                Adviser (and Sub-Adviser(s),
                           Subaccount Investing In                Investment Objective                as applicable)
                           -----------------------------------------------------------------------------------------------------
                           Templeton Foreign VIP Fund --      Seeks long-term capital        Templeton Investment Counsel, LLC
                           Class 2 Shares                     growth. The fund normally
                                                              invests at least 80% of its
                                                              net assets in investments of
                                                              issuers located outside the
                                                              U.S., including those in
                                                              emerging markets.
                           -----------------------------------------------------------------------------------------------------
                           Templeton Growth VIP Fund --       Seeks long-term capital        Templeton Global Advisors Limited
                           Class 2 Shares                     growth. Under normal market
                                                              conditions the fund invests
                                                              predominantly in equity
                                                              securities of companies
                                                              located anywhere in the
                                                              world, including developing
                                                              markets.
                           -----------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE         JPMorgan Insurance Trust Core      Seeks to maximize total        JPMorgan Investment Management
TRUST                      Bond Portfolio -- Class 1          return by investing primarily  Inc., an indirect, wholly-owned in a diversified portfolio of  subsidiary of JPMorgan Chase & Co.
                                                              intermediate- and long-term
                                                              debt securities.
                           -----------------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Mid       Seeks capital appreciation     J.P. Morgan Investment Management
                           Cap Value Portfolio -- Class 1     with the secondary goal of     Inc., an indirect, wholly-owned
                                                              achieving current income by    subsidiary of JPMorgan Chase & Co.
                                                              investing in primarily equity
                                                              securities.
                           -----------------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Small     Seeks capital growth over the  J.P. Morgan Investment Management
                           Cap Core Portfolio -- Class 1      long term.                     Inc., an indirect, wholly-owned
                                                                                             subsidiary of JPMorgan Chase & Co.
                           -----------------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust U.S.      Seeks to provide high total    JPMorgan Investment Management
                           Equity Portfolio -- Class 1        return from a portfolio of     Inc., an indirect, wholly-owned
                                                              selected equity securities.    subsidiary of JPMorgan Chase & Co.
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE            MFS(R) Total Return Series --      The fund's investment          Massachusetts Financial Services
INSURANCE TRUST            Service Class Shares               objective is to seek total     Company
                                                              return.
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Massachusetts Investors     The fund's investment          Massachusetts Financial Services
TRUST II                   Growth Stock Portfolio -- Service  objective is to seek capital   Company
                           Class Shares                       appreciation.
                           -----------------------------------------------------------------------------------------------------
                           MFS(R) Strategic Income            The fund's investment          Massachusetts Financial Services
                           Portfolio -- Service Class Shares  objective is to seek total     Company
                                                              return with an emphasis on
                                                              high current income, but also
                                                              considering capital
                                                              appreciation.
                           -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       Oppenheimer Capital                The Fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS              Appreciation Fund/VA --            appreciation.                  (subadvised by OppenheimerFunds,
                           Service Shares                                                    Inc.)
                           -----------------------------------------------------------------------------------------------------
                           Oppenheimer Main Street            The Fund seeks high total      OFI Global Asset Management, Inc.
                           Fund(R)/VA -- Service Shares       return.                        (subadvised by OppenheimerFunds,
                                                                                             Inc.)
                           -----------------------------------------------------------------------------------------------------
                           Oppenheimer Main Street Small      The Fund seeks capital         OFI Global Asset Management, Inc.
                           Cap Fund(R)/VA -- Service Shares   appreciation.                  (subadvised by OppenheimerFunds,
                                                                                             Inc.)
                           -----------------------------------------------------------------------------------------------------
PIMCO VARIABLE             High Yield Portfolio --            Seeks maximum total return,    Pacific Investment Management
INSURANCE TRUST            Administrative Class Shares        consistent with preservation   Company LLC
                                                              of capital and prudent
                                                              investment management.
                           -----------------------------------------------------------------------------------------------------
                           Low Duration Portfolio --          Seeks maximum total return,    Pacific Investment Management
                           Administrative Class Shares        consistent with preservation   Company LLC
                                                              of capital and prudent
                                                              investment management.
                           -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE      Total Return V.I.S. Fund/1/        Seeks the highest total        SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS,                                       return, composed of current
INC.                                                          income and capital
                                                              appreciation, as is
                                                              consistent with prudent
                                                              investment risk.
                           -----------------------------------------------------------------------------------------------------



                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S Fund are available.

The following Portfolios are not available to contracts issued on or after January 5, 2009:



                    Subaccount Investing In                    Investment Objective
                    ---------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Allocation VIP Fund --  Seeks capital appreciation, with
VARIABLE INSURANCE  Class 2 (formerly, Franklin      income as a secondary goal.
PRODUCTS TRUST      Founding Funds Allocation VIP
                    Fund -- Class 2 Shares)
                    ---------------------------------------------------------------------------
                    Franklin Income VIP Fund --      Seeks to maximize income while
                    Class 2 Shares                   maintaining prospects for capital
                                                     appreciation. Under normal market
                                                     conditions, the fund invests in a
                                                     diversified portfolio of debt and equity
                                                     securities.
                    ---------------------------------------------------------------------------


                                             Adviser (and Sub-Adviser(s),
          Investment Objective                      as applicable)
------------------------------------------------------------------------------
Seeks capital appreciation, with          Franklin Advisers, Inc. (subadvised
income as a secondary goal.               by Franklin Templeton Institutional
 LLC and Templeton Global Advisors
          Limited)
------------------------------------------------------------------------------
Seeks to maximize income while            Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. Under normal market
conditions, the fund invests in a
diversified portfolio of debt and equity
securities.
------------------------------------------------------------------------------





Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2018 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares.

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund --  Class 3 Shares

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2018 ranged from 0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., Deutsche Variable Series
I, Deutsche Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and State Street Variable Insurance Series Funds, Inc. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.



Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners. The Asset Allocation Program is not available to contract owners who have elected Guaranteed Income Advantage.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

AssetMark's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. AssetMark considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, AssetMark may be subject to certain conflicts of interests in categorizing the Portfolio for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, AssetMark's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

AssetMark will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, AssetMark may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options.

If you purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 19, 2019, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            Build Your Own
                                        Asset Allocation Model
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 19, 2019



                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
                                 Class 2                                                         1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
                                 Service Class Shares                                            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1             1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       5%      9%     14%     18%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund(R)/VA -- Service Shares            5%      9%     14%     18%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
                                 Shares                                                          0%      1%      1%      2%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
                                 Shares                                                          1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I               1%      3%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund --
                                 Class 2 Shares                                                  1%      2%      4%      5%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        50%     36%     24%     13%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                    5%      4%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      3%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    5%      4%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                       10%      8%      5%      4%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
Class 2                                                         5%
--------------------------------------------------------------------
MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
Service Class Shares                                            5%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       5%
--------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1             5%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      23%
--------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA -- Service Shares           23%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    2%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
Shares                                                          2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
Shares                                                          4%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I               7%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund --
Class 2 Shares                                                  6%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 19, 2019



                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
                                 Class 2                                                         1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
                                 Service Class Shares                                            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1             1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       5%      9%     14%     18%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund(R)/VA -- Service Shares            5%      9%     14%     18%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
                                 Shares                                                          0%      1%      1%      2%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
                                 Shares                                                          1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I               1%      3%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund --
                                 Class 2 Shares                                                  1%      2%      4%      5%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        48%     36%     24%     13%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                    5%      4%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II      11%      8%      5%      3%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    8%      6%      4%      2%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                        8%      6%      4%      2%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
Class 2                                                         5%
--------------------------------------------------------------------
MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
Service Class Shares                                            5%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       5%
--------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1             5%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      23%
--------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA -- Service Shares           23%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    2%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
Shares                                                          2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
Shares                                                          4%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I               7%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund --
Class 2 Shares                                                  6%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL


     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)      Fixed Income Asset Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    American Century VP Inflation            JPMorgan Insurance Trust Core Bond
 -- Class B                               Protection Fund -- Class II              Portfolio -- Class 1
AB Growth and Income Portfolio --        American Century VP International Fund   PIMCO VIT Low Duration Portfolio --
 Class B                                  -- Class I                               Administrative Class Shares
American Century VP Income & Growth      American Century VP Ultra(R)/ /Fund --
 Fund -- Class I                          Class I
American Century VP Value Fund --        Deutsche Capital Growth VIP -- Class B
 Class I                                  Shares
Deutsche CROCI(R) U.S. VIP -- Class B    Deutsche Small Mid Cap Value VIP --
 Shares                                   Class B Shares
The Dreyfus Sustainable U.S. Equity      Dreyfus Investment Portfolios -- MidCap
 Portfolio, Inc. Initial Shares           Stock Portfolio -- Initial Shares
Fidelity(R)/ /VIP Contrafund(R)/         Eaton Vance VT Floating-Rate Income Fund
 /Portfolio -- Service Class 2           Fidelity(R) VIP Mid Cap Portfolio --
Fidelity(R)/ /VIP Equity-Income           Service Class 2
 Portfolio -- Service Class 2            Invesco V.I. Global Real Estate Fund --
Franklin Templeton VIP Franklin Large     Series II shares
 Cap Growth VIP Fund -- Class 2 Shares   MFS(R)/ /VIT Strategic Income Series --
Franklin Templeton VIP Franklin Mutual    Service Class Shares
 Shares VIP Fund -- Class 2 Shares       Oppenheimer Main Street Small Cap
Franklin Templeton VIP Templeton          Fund(R)/VA -- Service Shares
 Foreign VIP Fund -- Class 2 Shares      PIMCO VIT High Yield Portfolio --
Franklin Templeton VIP Templeton Growth   Administrative Class Shares
 VIP Fund -- Class 2 Shares
Invesco V.I. American Franchise Fund --
 Series I shares
JPMorgan Insurance Trust U.S. Equity
 Portfolio -- Class 1
MFS(R)/ /VIT Total Return Series --
 Service Class Shares
Oppenheimer Capital Appreciation
 Fund/VA -- Service Shares
Oppenheimer Main Street Fund(R)/VA --
 Service Shares
State Street Total Return V.I.S. Fund
 -- Class 3 Shares

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). In addition, the Guarantee Account is not available to contract owners who have elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Protection Rider Options for as long as the rider is in effect. Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by each rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that withdrawals taken pursuant to a living benefit rider will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years of receipt, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application). However, if there are insufficient assets in the Separate Account (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected), we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis. If Guaranteed Income Advantage is elected, any remaining withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time. The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year. The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments from the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage or if you take income payments pursuant to the terms of one of the Payment Protection Rider Option. We may also waive surrender charges for certain withdrawals made pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage," and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Charge for Guaranteed Income Advantage

We charge you for expenses related to Guaranteed Income Advantage, if you elect this option at the time of application. This charge is deducted from the Separate Account, computed daily. For contracts issued on or after the later of April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to (and will never exceed) an annual rate of 0.50% of the daily net assets of the Separate Account. For contracts issued on or after the later of May 1, 2003 or the date on which state insurance authorities approve applicable contract modifications, but prior to April 29, 2005 or the date on which state insurance authorities approve applicable contract modifications, the charge currently is equal to an annual rate of 0.40% (0.50% maximum) of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option and receive income payments, the rider charge will end. Guaranteed Income Advantage may not be available in all states or in all markets. We reserve the right to discontinue offering Guaranteed Income Advantage at any time and for any reason.

Charges for the Guaranteed Minimum Withdrawal Benefit Rider Options

We charge you for expenses related to Guaranteed Withdrawal Advantage, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Each rider is a separate rider with a separate charge. You cannot purchase these riders together or in any combination. If you wish to elect any of the riders, you must do so at the time of application.

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract        1.25% of benefit base
----------------------------------------------------------------------


Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.


Because this contract is no longer offered and sold, Lifetime Income Plus Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.


Lifetime Income Plus 2008

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract                0.75% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------
   Joint Annuitant Contract                 0.85% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.


Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.


Lifetime Income Plus 2007


The charge for Lifetime Income Plus 2007 for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.


Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Lifetime Income Plus


For contracts issued on or after the later of October 7, 2005 or the date on which state insurance authorities approve applicable contract modifications, but prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications:

The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account.

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications:

The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single Annuitant contracts and 0.75% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.


The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment

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Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account. As disclosed above, if you reset your benefit on or after July 15, 2019, the charge for the rider is 1.25% of your daily net assets in the Separate Account.


Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Guaranteed Withdrawal Advantage

We assess a charge for Guaranteed Withdrawal Advantage equal to an annualized rate of 0.50% of the daily net assets of the Separate Account. The deduction from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 1.00% of your daily net assets in the Separate Account.

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

Charges for the Payment Protection Rider Options

We charge you for expenses related to Principal Protection Advantage and Payment Optimizer Plus. Each rider is a separate rider with a separate charge. You cannot purchase both riders together. If you wish to elect either Principal Protection Advantage or Payment Optimizer Plus, you must do so at the time of application.

Principal Protection Advantage

We assess a charge for Principal Protection Advantage currently equal to an annualized rate of 0.40% of the daily net assets of the Separate Account. The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Payment Optimizer Plus

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

If you purchased Payment Optimizer Plus, after the Annuity Commencement Date you may request to terminate your contract and the rider and (assuming the right to cancel period has ended) receive the commuted value of your income payments in a lump sum (the "commutation value"). In calculating the commutation value, we assess a commutation charge. The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Charges for the Death Benefit Rider Options

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider Option may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets

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in the Guarantee Account from the amounts that have been in the Guarantee
Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Charge for the 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the 5% Rollup Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction. The 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Charge for the Earnings Protector Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector Death Benefit Rider Option is 0.30% of your Contract Value at the time of the deduction.

Charge for Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

We charge you for expenses related to the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account on each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is 0.70% of your Contract Value at the time of the deduction. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

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Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.


This contract is no longer available for new sales, although additional purchase payments may be made in accordance with the terms of the contract and as described in the "Purchase Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.


Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply as joint owners for a Non-Qualified contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

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  .  the allocation of your investments among the Subaccounts and/or the
     Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office if you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Guaranteed Income Advantage at the time of application, you may not change your scheduled income start date or your Optional Payment Plan. In addition withdrawals and/or transfers from the GIS Subaccount(s) will lower your guaranteed income floor and cause you to lose your right to continue to make scheduled transfers into the segment from which the withdrawal and/or transfer was made. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elect the Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not however, change the Optional Payment Plan once elected at the time of application.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment may terminate certain benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options, our Home Office must approve any assignment, unless such assignment was made pursuant to a court order.

Guaranteed Income Advantage will terminate upon assignment of the contract unless such assignment is a result of legal process. Upon termination of Guaranteed Income Advantage, all assets in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio as of the Valuation Day the assignment is received. If the assignment is received on a non-Valuation Day, the assets will be transferred on the next Valuation Day.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by the terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not

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subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers. If you have one or more guaranteed benefits and we exercise our right to discontinue the acceptance of, and/or place additional limitations on, contributions to the contract and/or contributions and/or transfers into the Subaccounts, you may no longer be able to fund your guaranteed benefit(s). This means that if you have already funded your guaranteed benefit(s) by allocating amounts according to the prescribed Investment Strategy for the rider(s), you may no longer be able to increase your Contract Value and the benefit base(s) associated with your guaranteed benefit(s) through contributions and transfers. (For more information about the potential impact of limitations on your ability to make subsequent purchase payments, see "Important Note" under "Guaranteed Minimum Withdrawal Benefit Rider Options" and "Payment Protection Rider Options.")

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. If you have elected Guaranteed Income Advantage, you may not allocate purchase payments directly to the GIS Subaccount(s); such allocations to the GIS Subaccount(s) must be made by scheduled transfers pursuant to pro rata scheduled transfers from all other Subaccounts in which you have assets. Any remaining allocations will come from the Guarantee Account. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. The percentage of purchase payment that you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, the Guarantee Account is not available to contract owners who have elected Payment Optimizer Plus for as long as the rider is in effect.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

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Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. In addition, if you elect Guaranteed Income Advantage, once you make a transfer from a segment that corresponds to a GIS Subaccount, you may not make subsequent purchase payments or transfers to that segment corresponding to that GIS Subaccount. If you elect one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under such rider may be reduced if, after your transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may

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also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any:

   (1) scheduled transfers made to the GIS Subaccount(s) pursuant to the terms of Guaranteed Income Advantage; or

   (2) transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

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The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

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Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such

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policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date.

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We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee that the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous Dollar Cost Averaging and Systematic Withdrawals.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone

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       (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options, or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not

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process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit Rider Options and take a partial withdrawal, we will rebalance the Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If Guaranteed Income Advantage is elected at the time of application, withdrawals will then be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

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   (2) on nationally recognized holidays, trading is restricted by the New York
       Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will

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process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts (excluding the GIS Subaccount(s) if Guaranteed Income Advantage is elected at the time of application) in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time. If Guaranteed Income Advantage is elected at the time of application, any remaining amounts will be taken from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options, partial withdrawals and withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit Rider Options" provision below. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Option) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see "The Guarantee Account" provision of this prospectus).

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit Rider Options


We designed the Guaranteed Minimum Withdrawal Benefit Rider Options to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These Guaranteed Minimum Withdrawal Benefit Rider Options are discussed in separate sections below.

Because this contract is no longer offered and sold, none of the Guaranteed Minimum Withdrawal Benefit Rider Options are available to purchase under the contract.


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Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.


Because this contract is no longer offered and sold, Lifetime Income Plus Solution and the Principal Protection Death Benefit are no longer available to purchase under the contract.


References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are

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participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       State Street Variable Insurance Series
       Funds, Inc. -- Total Return V.I.S. Fund --  Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract.

Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

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If no withdrawals are taken prior to the later of the tenth anniversary of the
Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. Effective on and after December 3, 2012, the charge for Lifetime Income Plus Solution increased, on an annual basis, to 1.25% upon reset of the Maximum Anniversary Value. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Maximum Anniversary Value will be increased to your Contract Value. However, the Maximum Anniversary Value is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Maximum Anniversary Value, Purchase Payment Benefit Amount and the Roll-Up Value. If your Maximum Anniversary Value resets but your Roll-Up Value or Purchase Payment Benefit Amount is higher than your Maximum Anniversary Value on the date of reset, the Roll-Up Value or Purchase Payment Benefit Amount will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Maximum Anniversary Value. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

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Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.


Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.


Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by
(c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the

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Principal Protection Death Benefit (if applicable), your Roll-Up Value and your
Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it

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was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Dreyfus Variable Investment
Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.95% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.20% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.95% of benefit base plus
                                         0.50% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    1.25% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------


Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    1.25% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009 and that have not reset their Maximum Anniversary Value on or after December 3, 2012, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract    0.85% of benefit base
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 45-70

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.15% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death
 Benefit -- Annuitant Age 71-85

   Single or Joint Annuitant Contract    0.85% of benefit base plus
                                         0.40% of value of Principal
                                         Protection Death Benefit
---------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,713       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,713              0        93,415        100,000     100,000     112,360       112,360      100,000
    57            93,415              0        90,101        100,000     100,000     119,102       119,102      100,000
    58            90,101              0        86,766        100,000     100,000     126,248       126,248      100,000
    59            86,766              0        83,406        100,000     100,000     133,823       133,823      100,000
    60            83,406              0        80,016        100,000     100,000     141,852       141,852      100,000
    61            80,016              0        76,590        100,000     100,000     150,363       150,363      100,000
    62            76,590              0        73,123        100,000     100,000     159,385       159,385      100,000
    63            73,123              0        69,609        100,000     100,000     168,948       168,948      100,000
    64            69,609              0        66,043        100,000     100,000     179,085       179,085      100,000
    65            66,043         11,000        51,386        200,000     100,000     189,830       200,000       82,368
    66            51,386         11,000        36,877        200,000     100,000     189,830       200,000       63,443
    67            36,877         11,000        22,628        200,000     100,000     189,830       200,000       42,691
    68            22,628         11,000         8,664        200,000     100,000     189,830       200,000       18,810
    69             8,664         11,000             0        200,000     100,000     189,830       200,000            0
    70                 0         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,515       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,515              0        93,022        100,000     100,000     112,360       112,360      100,000
    57            93,022              0        89,517        100,000     100,000     119,102       119,102      100,000
    58            89,517              0        85,995        100,000     100,000     126,248       126,248      100,000
    59            85,995              0        82,452        100,000     100,000     133,823       133,823      100,000
    60            82,452              0        78,883        100,000     100,000     141,852       141,852      100,000
    61            78,883              0        75,281        100,000     100,000     150,363       150,363      100,000
    62            75,281              0        71,642        100,000     100,000     159,385       159,385      100,000
    63            71,642              0        67,959        100,000     100,000     168,948       168,948      100,000
    64            67,959              0        64,228        100,000     100,000     179,085       179,085      100,000
    65            64,228         11,000        49,408        200,000     100,000     189,830       200,000       89,000
    66            49,408         11,000        34,762        200,000     100,000     189,830       200,000       78,000
    67            34,762         11,000        20,401        200,000     100,000     189,830       200,000       67,000
    68            20,401         11,000         6,349        200,000     100,000     189,830       200,000       56,000
    69             6,349         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    53           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    54           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    55           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    56           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    57           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    58           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    59           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    60           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    61           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    62           190,654              0        203,363       100,000     190,654     202,093       202,093      203,363
    63           203,363              0        216,918       100,000     203,363     215,564       215,564      216,918
    64           216,918              0        231,377       100,000     216,918     229,933       229,933      231,377
    65           231,377         13,489        233,311       200,000     231,377     245,260       245,260      233,311
    66           233,311         13,489        235,330       200,000     233,311     245,260       245,260      235,330
    67           235,330         13,489        237,511       200,000     235,330     245,260       245,260      237,511
    68           237,511         13,489        239,866       200,000     237,511     245,260       245,260      239,866
    69           239,866         13,489        242,410       200,000     239,866     245,260       245,260      242,410
    70           242,410         23,489        235,157       200,000     242,410     245,260       245,260      235,157
    71           235,157         12,939        238,003       191,842     232,522     235,255       235,255      238,003
    72           238,003         13,090        243,953       191,842     238,003     235,255       238,003      243,953
    73           243,953         13,417        250,052       191,842     243,953     235,255       243,953      250,052
    74           250,052         13,753        256,303       191,842     250,052     235,255       250,052      256,303
    75           256,303         14,097        262,711       191,842     256,303     235,255       256,303      262,711
    76           262,711         14,449        269,279       191,842     262,711     235,255       262,711      269,279
    77           269,279         14,810        276,011       191,842     269,279     235,255       269,279      276,011
    78           276,011         15,181        282,911       191,842     276,011     235,255       276,011      282,911
    79           282,911         15,560        289,984       191,842     282,911     235,255       282,911      289,984
    80           289,984         15,949        297,233       191,842     289,984     235,255       289,984      297,233
    81           297,233         16,348        304,664       191,842     297,233     235,255       297,233      304,664
    82           304,664         16,757        312,281       191,842     304,664     235,255       304,664      312,281
    83           312,281         17,175        320,088       191,842     312,281     235,255       312,281      320,088
    84           320,088         17,605        328,090       191,842     320,088     235,255       320,088      328,090
    85           328,090         18,045        336,292       191,842     328,090     235,255       328,090      336,292
    86           336,292         18,496        344,699       191,842     336,292     235,255       336,292      344,699
    87           344,699         18,958        353,317       191,842     344,699     235,255       344,699      353,317
    88           353,317         19,432        362,150       191,842     353,317     235,255       353,317      362,150
    89           362,150         19,918        371,204       191,842     362,150     235,255       362,150      371,204
    90           371,204         20,416        380,484       191,842     371,204     235,255       371,204      380,484
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,666      $100,000    $100,000    $106,000      $106,000     $106,666
    73           106,666              0        113,776       100,000     106,666     113,066       113,066      113,776
    74           113,776              0        121,360       100,000     113,776     120,602       120,602      121,360
    75           121,360              0        129,449       100,000     121,360     128,641       128,641      129,449
    76           129,449              0        138,078       100,000     129,449     137,216       137,216      138,078
    77           138,078              0        147,281       100,000     138,078     146,362       146,362      147,281
    78           147,281              0        157,099       100,000     147,281     156,118       156,118      157,099
    79           157,099              0        167,570       100,000     157,099     166,525       166,525      167,570
    80           167,570              0        178,740       100,000     167,570     177,625       177,625      178,740
    81           178,740              0        190,654       100,000     178,740     189,464       189,464      190,654
    82           190,654         14,147        189,216       200,000     190,654     202,093       202,093      189,216
    83           189,216         14,147        187,606       200,000     190,654     202,093       202,093      187,606
    84           187,606         14,147        185,867       200,000     190,654     202,093       202,093      185,867
    85           185,867         14,147        183,989       200,000     190,654     202,093       202,093      183,989
    86           183,989         14,147        181,961       200,000     190,654     202,093       202,093      181,961
    87           181,961         14,147        179,771       200,000     190,654     202,093       202,093      179,771
    88           179,771         14,147        177,405       200,000     190,654     202,093       202,093      177,405
    89           177,405         14,147        174,850       200,000     190,654     202,093       202,093      174,850
    90           174,850         14,147        172,091       200,000     190,654     202,093       202,093      172,091
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            Purchase
                                          Contract Value -   Payment     Maximum
                              Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,151      $100,000    $100,000    $106,000      $106,000     $106,151
    73           106,151              0        112,712       100,000     106,151     112,520       112,520      112,712
    74           112,712              0        119,710       100,000     112,712     119,475       119,475      119,710
    75           119,710              0        127,175       100,000     119,710     126,893       126,893      127,175
    76           127,175              0        135,137       100,000     127,175     134,805       134,805      135,137
    77           135,137              0        143,630       100,000     135,137     143,245       143,245      143,630
    78           143,630              0        152,689       100,000     143,630     152,248       152,248      152,689
    79           152,689              0        162,352       100,000     152,689     161,851       161,851      162,352
    80           162,352              0        172,659       100,000     162,352     172,093       172,093      172,659
    81           172,659              0        183,653       100,000     172,659     183,019       183,019      183,653
    82           183,653         14,000        181,364       200,000     183,653     194,673       200,000      181,364
    83           181,364         14,000        178,856       200,000     183,653     194,673       200,000      178,856
    84           178,856         14,000        176,220       200,000     183,653     194,673       200,000      176,220
    85           176,220         14,000        173,446       200,000     183,653     194,673       200,000      173,446
    86           173,446         14,000        170,521       200,000     183,653     194,673       200,000      170,521
    87           170,521         14,000        167,434       200,000     183,653     194,673       200,000      167,434
    88           167,434         14,000        164,173       200,000     183,653     194,673       200,000      164,173
    89           164,173         14,000        160,723       200,000     183,653     194,673       200,000      160,723
    90           160,723         14,000        157,007       200,000     183,653     194,673       200,000      157,007
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Impact of Withdrawals" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract or if you elect to terminate the rider on any contract anniversary on or after the fifth contract anniversary. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Principal Protection Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. You will also lose the Principal Protection Death Benefit if you annuitize or surrender the contract or if you elect to terminate the rider.


Because this contract is no longer offered and sold, Lifetime Income Plus 2008 and the Principal Protection Death Benefit are no longer available to purchase under the contract.


References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       State Street Variable Insurance Series Funds,
       Inc. -- Total Return V.I.S. Fund --  Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all assets to the prescribed Investment Strategy.

Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider.

Effective on and after December 3, 2012, the charge for Lifetime Income Plus 2008 increased, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single and joint annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. However, the Withdrawal Base is just one element used to determine your Benefit Base which is in turn used to calculate your Withdrawal Limit. The Benefit Base is the greatest of the Withdrawal Base, Contract Value on the prior contract anniversary and the Roll-Up Value. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Benefit Base, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.


For Lifetime Income Plus 2008 without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus 2008 with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.


Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.


Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.


Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

For contracts that have not reset their Withdrawal Base on or after December 3, 2012, we also apply different charges for the rider for a single Annuitant contract and a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single or Joint Annuitant Contract       1.25% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.15% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract       1.25% of benefit base plus
                                            0.40% of value of Principal
                                            Protection Death Benefit
--------------------------------------------------------------------------

We currently assess the following charges for the rider, calculated and deducted as described above, for those contracts that have not reset their Withdrawal Base on or after December 3, 2012:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract           0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base plus
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. Effective May 1, 2014, you may request to terminate this rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter). Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date. Please note that, upon termination of this rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    54            96,675             --        93,337        100,000     112,360       112,360      100,000
    55            93,337             --        89,981        100,000     119,102       119,102      100,000
    56            89,981             --        86,604        100,000     126,248       126,248      100,000
    57            86,604             --        83,199        100,000     133,823       133,823      100,000
    58            83,199             --        79,762        100,000     141,852       141,852      100,000
    59            79,762             --        76,287        100,000     150,363       150,363      100,000
    60            76,287             --        72,769        100,000     159,385       159,385      100,000
    61            72,769             --        69,202        100,000     168,948       168,948      100,000
    62            69,202             --        65,579        100,000     179,085       179,085      100,000
    63            65,579             --        61,895        100,000     189,830       189,830      100,000
    64            61,895             --        58,142        100,000     201,220       201,220      100,000
    65            58,142        $11,731        42,581        100,000     213,293       213,293       78,401
    66            42,581         11,731        27,303        100,000     213,293       213,293       54,838
    67            27,303         11,731        12,329        100,000     213,293       213,293       28,101
    68            12,329         11,731            --        100,000     213,293       213,293           --
    69                --         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $96,525       $100,000    $106,000      $106,000     $100,000
    54            96,525             --        93,040        100,000     112,360       112,360      100,000
    55            93,040             --        89,540        100,000     119,102       119,102      100,000
    56            89,540             --        86,022        100,000     126,248       126,248      100,000
    57            86,022             --        82,478        100,000     133,823       133,823      100,000
    58            82,478             --        78,906        100,000     141,852       141,852      100,000
    59            78,906             --        75,298        100,000     150,363       150,363      100,000
    60            75,298             --        71,650        100,000     159,385       159,385      100,000
    61            71,650             --        67,955        100,000     168,948       168,948      100,000
    62            67,955             --        64,207        100,000     179,085       179,085      100,000
    63            64,207             --        60,400        100,000     189,830       189,830      100,000
    64            60,400             --        56,527        100,000     201,220       201,220      100,000
    65            56,527        $11,731        40,867        100,000     213,293       213,293       88,269
    66            40,867         11,731        25,507        100,000     213,293       213,293       76,538
    67            25,507         11,731        10,473        100,000     213,293       213,293       64,807
    68            10,473         11,731            --        100,000     213,293       213,293       53,076
    69                --         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,675       $100,000    $106,000      $106,000     $100,000
    74            96,675             --        93,337        100,000     112,360       112,360      100,000
    75            93,337             --        89,981        100,000     119,102       119,102      100,000
    76            89,981             --        86,604        100,000     126,248       126,248      100,000
    77            86,604             --        83,199        100,000     133,823       133,823      100,000
    78            83,199             --        79,762        100,000     141,852       141,852      100,000
    79            79,762             --        76,287        100,000     150,363       150,363      100,000
    80            76,287             --        72,769        100,000     159,385       159,385      100,000
    81            72,769             --        69,202        100,000     168,948       168,948      100,000
    82            69,202        $12,536        53,043        100,000     179,085       179,085       80,884
    83            53,043         12,536        37,178        100,000     179,085       179,085       60,488
    84            37,178         12,536        21,630        100,000     179,085       179,085       38,294
    85            21,630         12,536         6,393        100,000     179,085       179,085       12,933
    86             6,393         12,536            --        100,000     179,085       179,085           --
    87                --         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $96,275       $100,000    $106,000      $106,000     $100,000
    74            96,275             --        92,545        100,000     112,360       112,360      100,000
    75            92,545             --        88,805        100,000     119,102       119,102      100,000
    76            88,805             --        85,051        100,000     126,248       126,248      100,000
    77            85,051             --        81,277        100,000     133,823       133,823      100,000
    78            81,277             --        77,479        100,000     141,852       141,852      100,000
    79            77,479             --        73,650        100,000     150,363       150,363      100,000
    80            73,650             --        69,784        100,000     159,385       159,385      100,000
    81            69,784             --        65,877        100,000     168,948       168,948      100,000
    82            65,877        $12,536        49,435        100,000     179,085       179,085       87,464
    83            49,435         12,536        33,342        100,000     179,085       179,085       74,928
    84            33,342         12,536        17,621        100,000     179,085       179,085       62,392
    85            17,621         12,536         2,265        100,000     179,085       179,085       49,856
    86             2,265         12,536            --        100,000     179,085       179,085       37,320
    87                --         12,536            --        100,000     179,085       179,085       24,784
    88                --         12,536            --        100,000     179,085       179,085       12,248
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,845      $100,000    $106,000      $106,000     $100,845
    67           100,845         5,830         101,758       100,845     106,000       106,000      101,758
    68           101,758         5,830         102,743       101,758     106,000       106,000      102,743
    69           102,743         5,830         103,808       102,743     106,000       106,000      103,808
    70           103,808         5,830         104,957       103,808     106,000       106,000      104,957
    71           104,957         5,830         106,199       104,957     106,000       106,000      106,199
    72           106,199         5,841         107,526       106,199     106,000       106,199      107,526
    73           107,526         5,914         108,870       107,526     106,000       107,526      108,870
    74           108,870         5,988         110,231       108,870     106,000       108,870      110,231
    75           110,231         6,063         111,609       110,231     106,000       110,231      111,609
    76           111,609         6,139         113,004       111,609     106,000       111,609      113,004
    77           113,004         6,215         114,417       113,004     106,000       113,004      114,417
    78           114,417         6,293         115,847       114,417     106,000       114,417      115,847
    79           115,847         6,372         117,295       115,847     106,000       115,847      117,295
    80           117,295         6,451         118,761       117,295     106,000       117,295      118,761
    81           118,761         6,532         120,246       118,761     106,000       118,761      120,246
    82           120,246         6,614         121,749       120,246     106,000       120,246      121,749
    83           121,749         6,696         123,271       121,749     106,000       121,749      123,271
    84           123,271         6,780         124,812       123,271     106,000       123,271      124,812
    85           124,812         6,865         126,372       124,812     106,000       124,812      126,372
    86           126,372         6,950         127,951       126,372     106,000       126,372      127,951
    87           127,951         7,037         129,551       127,951     106,000       127,951      129,551
    88           129,551         7,125         131,170       129,551     106,000       129,551      131,170
    89           131,170         7,214         132,810       131,170     106,000       131,170      132,810
    90           132,810         7,305         134,470       132,810     106,000       132,810      134,470
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          Contract Value -
                              Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
   Age -    Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $100,693      $100,000    $106,000      $106,000     $100,693
    67           100,693         5,830         101,439       100,693     106,000       106,000      101,439
    68           101,439         5,830         102,243       101,439     106,000       106,000      102,243
    69           102,243         5,830         103,108       102,243     106,000       106,000      103,108
    70           103,108         5,830         104,039       103,108     106,000       106,000      104,039
    71           104,039         5,830         105,042       104,039     106,000       106,000      105,042
    72           105,042         5,830         106,123       105,042     106,000       106,000      106,123
    73           106,123         5,837         107,279       106,123     106,000       106,123      107,279
    74           107,279         5,900         108,446       107,279     106,000       107,279      108,446
    75           108,446         5,965         109,625       108,446     106,000       108,446      109,625
    76           109,625         6,029         110,815       109,625     106,000       109,625      110,815
    77           110,815         6,095         112,017       110,815     106,000       110,815      112,017
    78           112,017         6,161         113,231       112,017     106,000       112,017      113,231
    79           113,231         6,228         114,457       113,231     106,000       113,231      114,457
    80           114,457         6,295         115,695       114,457     106,000       114,457      115,695
    81           115,695         6,363         116,945       115,695     106,000       115,695      116,945
    82           116,945         6,432         118,208       116,945     106,000       116,945      118,208
    83           118,208         6,501         119,482       118,208     106,000       118,208      119,482
    84           119,482         6,572         120,769       119,482     106,000       119,482      120,769
    85           120,769         6,642         122,068       120,769     106,000       120,769      122,068
    86           122,068         6,714         123,380       122,068     106,000       122,068      123,380
    87           123,380         6,786         124,705       123,380     106,000       123,380      124,705
    88           124,705         6,859         126,042       124,705     106,000       124,705      126,042
    89           126,042         6,932         127,392       126,042     106,000       126,042      127,392
    90           127,392         7,007         128,755       127,392     106,000       127,392      128,755
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $100 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider

Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Effective on and after July 15, 2019, the charge for Lifetime Income Plus 2007 will increase, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to automatically reset, you will have the opportunity to opt-out of the automatic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

As noted above, if there is an automatic reset, your Withdrawal Base will be increased to your Contract Value. The Withdrawal Base, however, is just one element used to calculate your Withdrawal Limit. If your Withdrawal Base resets but your Roll-Up Value is higher than your Withdrawal Base on the date of reset, the Roll-Up Value will be used to determine your Withdrawal Limit, but you will be assessed a rider charge of 1.25% because of the reset of the Withdrawal Base. In this circumstance, if your rider fee was less than 1.25% before the reset, you will pay a higher rider fee for a benefit that you would have received even without the reset.

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.


Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.


Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.


Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.


Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus 2007 for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus 2007 for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.75% of the daily net assets in the Separate Account for single Annuitant contracts and 0.85% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.


When the Rider is Effective

If available, Lifetime Income Plus 2007 must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of - 2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    63          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813         8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,088        100,000     140,000      58,000
    75            38,088         8,400         28,897        100,000     140,000      49,600
    76            28,897         8,400         19,889        100,000     140,000      41,200
    77            19,889         8,400         11,061        100,000     140,000      32,800
    78            11,061         8,400          2,410        100,000     140,000      24,400
    79             2,410         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    78          $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237         8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                              Withdrawals                  Withdrawal    Roll-Up   Rider Death
   Age -    Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued on or after the later of May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued prior to that date, please see the disclosure for Lifetime Income Plus in the following section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the
Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

Reset.  For contracts issued on or after November 6, 2006.   If all of the
Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.


Effective on and after July 15, 2019, the charge for Lifetime Income Plus will increase, on an annual basis, to 1.25% upon reset of the Withdrawal Base. The rider charge increase applies to both single Annuitant and Joint Annuitant contracts regardless of the date the contract was issued. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to systematically reset, you will have the opportunity to opt-out of the systematic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
You may restore on a contract            You may reset on a contract anniversary
anniversary once during the life of      periodically after your Benefit Date.
this rider.
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset.
prior to the reduction in benefits.
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits.      calculated on a daily basis.
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base.                   date you reset your benefit.
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor.                                  Factor.
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments less Gross             purchase payments less Gross
Withdrawals.                             Withdrawals.
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is older than age 85 on the contract anniversary. We reserve the right to limit the restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.


Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and (iii) if your contract restricts resets to a frequency of three years, you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.


Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event or if your Contract Value becomes zero, your contract and all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the last death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under the supplemental contract. The Rider Death Benefit will be reduced by each payment made under the supplemental contract. The Rider Death Benefit, if any, will be payable on the last death of an Annuitant.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.


Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account for both single Annuitant and Joint Annuitant contracts. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account for single Annuitant contracts and 0.75% of the daily net assets in the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Death Provisions

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the Dreyfus Variable Investment
Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. It is not intended to depict investment performance of the contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,500        $92,500       $100,000     $94,500
66        92,500         5,500         85,150        100,000      89,000
67        85,150         5,500         77,947        100,000      83,500
68        77,947         5,500         70,888        100,000      78,000
69        70,888         5,500         63,970        100,000      72,500
70        63,970         5,500         57,191        100,000      67,000
71        57,191         5,500         50,547        100,000      61,500
72        50,547         5,500         44,036        100,000      56,000
73        44,036         5,500         37,625        100,000      50,500
74        37,625         5,500         31,343        100,000      45,000
75        31,343         5,500         25,186        100,000      39,500
76        25,186         5,500         19,152        100,000      34,000
77        19,152         5,500         13,239        100,000      28,500
78        13,239         5,500          7,444        100,000      23,000
79         7,444         5,500          1,766        100,000      17,500
80         1,766         5,500             --        100,000      12,000
81            --         5,500             --        100,000       6,500
82            --         5,500             --        100,000       1,000
83            --         5,500             --        100,000          --
84            --         5,500             --        100,000          --
85            --         5,500             --        100,000          --
86            --         5,500             --        100,000          --
87            --         5,500             --        100,000          --
88            --         5,500             --        100,000          --
89            --         5,500             --        100,000          --
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base every contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      Withdrawals                     Withdrawal     Rider Death
    Contract Value -    Taken -   Contract Value -      Base -        Benefit -
Age Beginning of Year End of Year   End of Year    Beginning of Year End of Year
--------------------------------------------------------------------------------
65      $100,000        $5,500        $102,500         $100,000        $94,500
66       102,500         5,638         105,063          102,500         88,863
67       105,063         5,778         107,689          105,063         83,084
68       107,689         5,923         110,381          107,689         77,161
69       110,381         6,071         113,141          110,381         71,090
70       113,141         6,223         115,969          113,141         64,867
71       115,969         6,378         118,869          115,969         58,489
72       118,869         6,538         121,840          118,869         51,951
73       121,840         6,701         124,886          121,840         45,250
74       124,886         6,869         128,008          124,886         38,381
75       128,008         7,040         131,209          128,008         31,341
76       131,209         7,216         134,489          131,209         24,124
77       134,489         7,397         137,851          134,489         16,728
78       137,851         7,582         141,297          137,851          9,146
79       141,297         7,771         144,830          141,297          1,374
80       144,830         7,966         148,451          144,830             --
81       148,451         8,165         152,162          148,451             --
82       152,162         8,369         155,966          152,162             --
83       155,966         8,578         159,865          155,966             --
84       159,865         8,793         163,862          159,865             --
85       163,862         9,012         167,958          163,862             --
86       167,958         9,238         172,157          167,958             --
87       172,157         9,469         176,461          172,157             --
88       176,461         9,705         180,873          176,461             --
89       180,873         9,948         185,394          180,873             --
--------------------------------------------------------------------------------

Lifetime Income Plus

For contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications.

The disclosure for Lifetime Income Plus in this section applies to contracts issued prior to May 1, 2006 or the date on which state insurance authorities approve applicable contract modifications. For contracts issued after that date, please see the disclosure for Lifetime Income Plus in the previous section.

Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

Lifetime Income Plus provides guaranteed withdrawals until the first death of an Annuitant, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the first death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract. In addition, you will no longer receive lifetime payments of your guaranteed minimum withdrawal benefit if (i)(a) after a withdrawal, your Contract Value is less than the amount required to keep your contract in effect or (b) your Contract Value is reduced to $0 and (ii) your Withdrawal Limit is less than $100. Instead, you could receive, at least, a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit.

The Rider Death Benefit provided under the rider, if elected, will be reduced and may be lost based on withdrawals you take from the contract. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Purchase Payments" provision below. You will also lose the Rider Death Benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

Withdrawal Base. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal or the Valuation Day when the Contract Value is reduced to zero. Age will be determined as of the later of the Contract Date and the previous contract anniversary.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received (see "Purchase Payments" below). Your Withdrawal Base can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Death Provisions Under Lifetime Income Plus. This rider provides a death benefit equal to purchase payments, minus Gross Withdrawals (the "Rider Death Benefit"). At the death of any Annuitant, a death benefit is payable under the contract. The death benefit payable is the greatest of (a), (b), and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Rider Death Benefit;

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid in accordance with the distribution rules under the contract. (See the "Distribution Rules When Death Occurs Before Income Payments Begin" in this prospectus.)

If the designated beneficiary is a surviving spouse whose age is at least 60 and not more than 85 on the date of the death of the first Annuitant, and such spouse elects to continue the contract as the new owner, this rider will continue. As of the first Valuation Day on which we have receipt of due proof of death and all required forms at our Home Office, the Withdrawal Base for the new owner will be the equal to the death benefit as calculated in the paragraph above.

The new Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the surviving spouse cannot or does not, continue the rider, or if the designated beneficiary is not a spouse, the rider and the rider charge will terminate on the next contract anniversary.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

If you have not allocated assets to a prescribed Investment Strategy, which consequently caused a reduction in your Withdrawal Factor and Rider Death Benefit and then you make a subsequent purchase payment, only 50% of the subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit.

Important Note. We reserve the right to not adjust the Withdrawal Base and/or the Rider Death Benefit for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

Restoration or Reset of the Benefit. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

You may also reset your Withdrawal Base to the Contract Value as of the contract anniversary, at least three years after your Benefit Date. We may assess an increased charge, not to exceed an annualized rate of 2.00% of your assets in the Separate Account.


Effective on and after July 15, 2019, the charge for Lifetime Income Plus will increase, on an annual basis, to 1.25% upon reset of the Withdrawal Base. If you are potentially impacted, you will receive written notice in advance of your contract anniversary informing you of your options as well as a discussion of certain circumstances in which a reset would not be in your best interest. If your rider is scheduled to systematically reset, you will have the opportunity to opt-out of the systematic reset and resulting rider charge increase. If you have to request a manual reset, you will have the opportunity to reset and, if you reset, incur the higher rider charge. We reserve the right to discontinue sending written notice of the potential impact of a reset after we send you the first notice.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

           Restore Provision                         Reset Provision
---------------------------------------------------------------------------------
May only be restored one time and must   May be reset on any contract
be restored on a contract anniversary    anniversary at least three years after
                                         your Benefit Date
---------------------------------------------------------------------------------
You must allocate all assets to the      You must allocate all assets to the
prescribed Investment Strategy in        prescribed Investment Strategy
effect as of the last Benefit Date       available as of the date of the reset
prior to the reduction in benefits
---------------------------------------------------------------------------------
Your rider charge assessed will remain   Your rider charge may increase, not to
the same as the charge that was in       exceed an annualized rate of 2.00% of
effect as of your last Benefit Date      assets in the Separate Account,
prior to the reduction in benefits       calculated on a daily basis
---------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser  Your Withdrawal Base will be reset to
of the current Contract Value and your   equal your Contract Value as of the
prior Withdrawal Base                    date you reset your benefit
---------------------------------------------------------------------------------
The Withdrawal Factor will be restored   The Withdrawal Factor will be reset to
to 100% of the original age Withdrawal   100% of the original age Withdrawal
Factor                                   Factor
---------------------------------------------------------------------------------
The Rider Death Benefit will be the      The Rider Death Benefit will be the
lesser of Contract Value and total       lesser of Contract Value and total
purchase payments, less Gross            purchase payments, less Gross
Withdrawals                              Withdrawals
---------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of a new Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit only once during the life of your contract.

You may not use the restore or reset provision if any Annuitant is age 86 or older on the contract anniversary prior to the receipt of that request. We reserve the right to limit the next available restoration date to a contract anniversary on or after three complete years from the Benefit Date.

Systematic Resets. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations; or

   (e) ownership changes.


Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 or even $0.01 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date); and (iii) you will not be able to again reset your benefit for three years. Please carefully consider whether it is in your best interest to elect to systematically reset your Withdrawal Base.


Withdrawals. If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are reduced. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements based on life expectancy under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event your contract, all riders and endorsements, including this rider, will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until the first death of an Annuitant. We will make payments monthly or on another periodic basis agreed to by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100.


Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for Lifetime Income Plus for those contracts that reset their Withdrawal Base on or after July 15, 2019 is equal to 1.25% of the daily net assets in the Separate Account. The charge for Lifetime Income Plus for those contracts that have not reset their Withdrawal Base on or after July 15, 2019 is equal to 0.60% of the daily net assets in the Separate Account.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Please note that you will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Examples

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) until the Contract Value reduces below $1,000, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $5,000        $93,000       $100,000     $95,000
66        93,000         5,000         86,140        100,000      90,000
67        86,140         5,000         79,417        100,000      85,000
68        79,417         5,000         72,829        100,000      80,000
69        72,829         5,000         66,372        100,000      75,000
70        66,372         5,000         60,045        100,000      70,000
71        60,045         5,000         53,844        100,000      65,000
72        53,844         5,000         47,767        100,000      60,000
73        47,767         5,000         41,812        100,000      55,000
74        41,812         5,000         35,945        100,000      50,000
75        35,945         5,000         30,197        100,000      45,000
76        30,197         5,000         24,563        100,000      40,000
77        24,563         5,000         19,041        100,000      35,000
78        19,041         5,000         13,631        100,000      30,000
79        13,631         5,000          8,328        100,000      25,000
80         8,328         5,000          3,131        100,000      20,000
81         3,131         5,000             --        100,000      15,000
82            --         5,000             --        100,000      10,000
83            --         5,000             --        100,000       5,000
84            --         5,000             --        100,000          --
85            --         5,000             --        100,000          --
86            --         5,000             --        100,000          --
87            --         5,000             --        100,000          --
88            --         5,000             --        100,000          --
89            --         5,000             --        100,000          --
--------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Withdrawal Base and the Contract Value as of the prior contract anniversary) for the rest of the owner's life;

   (7) the owner dies upon reaching age 90; and

   (8) the Withdrawal Base is reset every three contract anniversaries.

                      Withdrawals                  Withdrawal  Rider Death
    Contract Value -    Taken -   Contract Value -   Base -     Benefit -
Age Beginning of Year End of Year   End of Year    End of Year End of Year
--------------------------------------------------------------------------
65      $100,000        $ 5,000       $103,000      $100,000     $95,000
66       103,000          5,150        106,090       100,000      89,850
67       106,090          5,305        109,273       100,000      84,546
68       109,273          5,464        112,551       109,273      79,082
69       112,551          5,628        115,927       109,273      73,454
70       115,927          5,796        119,405       109,273      67,658
71       119,405          5,970        122,987       119,405      61,688
72       122,987          6,149        126,677       119,405      55,538
73       126,677          6,334        130,477       119,405      49,204
74       130,477          6,524        134,392       130,477      42,681
75       134,392          6,720        138,423       130,477      35,961
76       138,423          6,921        142,576       130,477      29,040
77       142,576          7,129        146,853       142,576      21,911
78       146,853          7,343        151,259       142,576      14,568
79       151,259          7,563        155,797       142,576       7,005
80       155,797          7,790        160,471       155,797          --
81       160,471          8,024        165,285       155,797          --
82       165,285          8,264        170,243       155,797          --
83       170,243          8,512        175,351       170,243          --
84       175,351          8,768        180,611       170,243          --
85       180,611          9,031        186,029       170,243          --
86       186,029          9,301        191,610       186,029          --
87       191,610          9,581        197,359       186,029          --
88       197,359          9,868        203,279       186,029          --
89       203,279         10,164        209,378       203,279          --
--------------------------------------------------------------------------

Guaranteed Withdrawal Advantage

Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007.

The Guaranteed Withdrawal Advantage provides guaranteed withdrawals, with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount less than or equal to the Withdrawal Limit;

you will be eligible to receive total Gross Withdrawals at least equal to your protected amount, even if your Contract Value reduces to zero.

For important information about the Investment Strategy, please see the "Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options" provision below.

The guaranteed minimum withdrawal benefit provided under the rider may be reduced or lost based on the withdrawals you take from the contract. For example, your guaranteed minimum withdrawal benefit will be reduced if you take excess withdrawals in a Benefit Year. See the "Withdrawals" provision below. Your benefit will also be reduced if you choose not to follow the Investment Strategy. See the "Subsequent Purchase Payments" provision below. You will also lose the guaranteed minimum withdrawal benefit if you annuitize or surrender the contract.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is equal to (a) multiplied by (b), where:

   (a) is the protected amount; and

   (b) is the Withdrawal Factor for the wait period.

The wait period is the number of completed months from the later of the Benefit Date and the Valuation Day of the most recent purchase payment to the Valuation Day of the first withdrawal after that date.

Protected Amount. Your protected amount is used to calculate the Withdrawal Limit, which is the total amount you may withdraw in a Benefit Year without reducing the benefits provided under this rider. Your initial protected amount equals purchase payments applied to the contract on the Contract Date. The protected amount does not change unless:

  .  an additional purchase payment is applied to your protected amount; or

  .  you elect to reset the protected amount.

Your protected amount can never exceed $2,000,000. This maximum amount applies to all contracts that you own with us and our affiliated companies.

Your initial remaining amount is equal to your initial protected amount.

Subsequent Purchase Payments. Any additional purchase payment applied to your contract will adjust your protected amount and remaining amount. If you have allocated assets in accordance with the prescribed Investment Strategy since the Benefit Date, the protected amount and remaining amount will be increased by the subsequent purchase payment. Otherwise, both the protected amount and the remaining amount will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust protected amounts and remaining amounts for any additional purchase payments. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by the Guaranteed Minimum Withdrawal Benefit Rider that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your protected amount and remaining amount, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under the Guaranteed Minimum Withdrawal Benefit Rider, because it is less likely that your Contract Value will be less than the protected amount or remaining amount, as the case may be. Before making purchase payments that do not increase the protected amount and remaining amount, you should consider that: (i) the guaranteed amounts provided by the protected amount and remaining amount will not include such purchase payments; (ii) any such purchase payments make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the protected amount and remaining amount.

Reset. On any monthly anniversary after five complete years from your Benefit Date, you may elect to reset your benefit and to participate in the Investment Strategy available at that time, provided we receive written notice of your election at our Home Office. If you do, we will as of that reset date:

  .  reset the protected amount and remaining amount to equal your Contract
     Value;

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  .  reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

We reserve the right to limit the next available reset date to an anniversary on or after five complete years from the Benefit Date.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the remaining amount is reduced by the Gross Withdrawal.

If a Gross Withdrawal, plus all prior Gross Withdrawals in a Benefit Year, is in excess of the Withdrawal Limit, your remaining amount is reduced, causing a reduction in your total benefits provided under this rider. The new remaining amount equals the lesser of (a) and (b), where:

   (a) is the Contract Value after the Gross Withdrawal; and

   (b) is the prior remaining amount less the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

Reduction in Contract Value. Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, your contract and any other riders and endorsements will terminate and the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greater of the remaining amount or Contract Value in a lump sum.

  . If the Withdrawal Limit is greater than or equal to $100, we will issue you a supplemental contract. We will continue to pay you the Withdrawal Limit until you have received the greater of the remaining amount or Contract Value as determined on the Valuation Day the supplemental contract was issued. We will make payments monthly unless agreed otherwise. If the monthly amount is less than $100, we will reduce the frequency so that the payment received will be at least $100.

Considerations. While the rider is designed to provide the guaranteed withdrawals, this benefit is only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

When the Rider is Effective

Guaranteed Withdrawal Advantage must be elected at application. Guaranteed Withdrawal Advantage is not available for contracts issued on or after May 1, 2007. The rider will remain in effect while the contract is in force and before income payments begin. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

Spousal Continuation

If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Proceeds that were transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

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


Examples

The following examples show how the Guaranteed Minimum Withdrawal Benefit Rider works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The first example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes withdrawals equal to the Withdrawal Limit (which is $7,000, or 7% of the protected amount) beginning in each Benefit Year until the remaining amount is exhausted.

                  Withdrawals
Contract Value -    Taken -   Contract Value -    Protected    Remaining
Beginning of Year End of Year   End of Year        Amount       Amount
------------------------------------------------------------------------
    $100,000        $7,000        $91,000      $       100,000 $ 93,000
      91,000         7,000         82,180                        86,000
      82,180         7,000         73,536                        79,000
      73,536         7,000         65,066                        72,000
      65,066         7,000         56,764                        65,000
      56,764         7,000         48,629                        58,000
      48,629         7,000         40,656                        51,000
      40,656         7,000         32,813                        44,000
      32,813         7,000         25,127                        37,000
      25,127         7,000         17,595                        30,000
      17,595         7,000         10,213                        23,000
      10,213         7,000          2,978                        16,000
       2,978         7,000             --                         9,000
          --         7,000             --                         2,000
          --         2,000             --                            --
                                                Total Received $100,000
------------------------------------------------------------------------

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of -2%; and

   (5) the owner takes no withdrawals in the first five Benefit Years and then takes withdrawals equal to the Withdrawal Limit (which is $10,000, or 10% of the protected amount) beginning in the sixth Benefit Year until the remaining amount is exhausted.

                  Withdrawals
Contract Value -    Taken -   Contract Value -    Protected    Remaining
Beginning of Year End of Year   End of Year        Amount       Amount
------------------------------------------------------------------------
    $100,000             --       $98,000      $       100,000 $100,000
      98,000             --        96,040                       100,000
      96,040             --        94,119                       100,000
      94,119             --        92,237                       100,000
      92,237             --        90,392                       100,000
      90,392        $10,000        78,584                        90,000
      78,584         10,000        67,013                        80,000
      67,013         10,000        55,672                        70,000
      55,672         10,000        44,559                        60,000
      44,559         10,000        33,638                        50,000
      33,638         10,000        22,935                        40,000
      22,935         10,000        12,446                        30,000
      12,446         10,000         2,167                        20,000
       2,167         10,000            --                        10,000
          --         10,000            --                            --
                                                Total Received $100,000
------------------------------------------------------------------------

Investment Strategy for the Guaranteed Minimum Withdrawal Benefit Rider Options

In order to receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit Rider Options, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. Except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

The Investment Strategy for Guaranteed Withdrawal Advantage, Lifetime Income Plus and Lifetime Income Plus 2007 is discussed in this section. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision for the applicable Guaranteed Minimum Withdrawal Benefit Rider Option.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us, or one of our affiliated companies, and offered for use in an approved Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, any Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable

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


Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

DEATH OF OWNER AND/OR ANNUITANT

Distribution Provisions Upon Death of Owner or Joint Owner

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner (who is not also an Annuitant or Joint Annuitant) dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Home Office.

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



Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before income payments begin, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Annual Step-Up Death Benefit Rider Option;

   (3) the 5% Rollup Death Benefit Rider Option;

   (4) the Earnings Protector Death Benefit Rider Option; and

   (5) the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The death benefit rider options are available to you for an additional charge and must be elected at the time of application. The 5% Rollup Death Benefit Rider Option and the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option are not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. You may elect the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, elect the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be elected with any other death benefit rider.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider Option

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive

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


due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Home Office. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.

Partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as any partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

5% Rollup Death Benefit Rider Option

The 5% Rollup Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the 5% Rollup Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greater of:

  .  the Basic Death Benefit; and

  .  the 5% Rollup Death Benefit Rider Option described below.

The 5% Rollup Death Benefit Rider Option is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The 5% Rollup Death Benefit on the Contract Date is the initial purchase payment. At the end of each Valuation Period after the Contract Date, the 5% Rollup Death Benefit is equal to the lesser of (a) and (b) where:

   (a) is 200% of purchase payments; and

   (b) is the Rollup Death Benefit at the end of the last Valuation Period increased by a daily interest factor, equivalent to a 5% annual effective interest rate, plus purchase payments made during the current Valuation Period and adjusted for any partial withdrawals taken and premium taxes paid during the current Valuation Period.

Partial withdrawals each contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), up to 5% of purchase payments, calculated at the time of the partial withdrawal, reduce the 5% Rollup Death Benefit by the same amount that the partial withdrawal, including any surrender charges and premium taxes paid, reduces the Contract Value. If partial withdrawals greater than 5% of purchase payments are taken in any contract year (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program), the 5% Rollup Death Benefit is reduced

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proportionally for that partial withdrawal and all future partial withdrawals by the same percentage that the partial withdrawal, including any surrender charges and premium tax paid, reduces the Contract Value.

Timing of partial withdrawals may have unintended consequences to your 5% Rollup Death Benefit. This benefit increases daily at a compounded rate of 5%. Because of this, any partial withdrawals in a contract year that exceed the accumulated rollup interest, up to an amount equal to 5% of purchase payments, will reduce the death benefit amount below the value at the start of that contract year.

You may only elect the 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the 5% Rollup Death Benefit Rider Option.

Earnings Protector Death Benefit Rider Option

The Earnings Protector Death Benefit Rider adds an extra feature to your death benefit. The Earnings Protector Death Benefit Rider is available only to contracts where all Annuitants are age 75 or younger on the date the contract is issued.

The following is the Earnings Protector Death Benefit if all Annuitant(s) are age 70 or younger on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 40% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 70% of purchase payments adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

The following is the Earnings Protector Death Benefit if any Annuitant is older than age 70 on the date the contract is issued:

The Earnings Protector Death Benefit is equal to 25% of earnings which are defined as (a) minus (b) where:

   (a) is the Contract Value as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office; and

   (b) is the sum of all purchase payments paid and not previously withdrawn.

The Earnings Protector Death Benefit cannot exceed 40% of purchase payments paid as adjusted for partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage). Purchase payments, other than the initial purchase payment, paid within 12 months of the date of the Annuitant's death (or Joint Annuitant's death, if applicable), are not included in this calculation. The Earnings Protector Death Benefit will never be less than zero.

Under both age scenarios listed above, partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Deferred Variable Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of Guaranteed Withdrawal Advantage) are taken first from gain and then from purchase payments made. For purposes of this rider, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any partial withdrawals, excluding any surrender charges;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

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You may only elect the Earnings Protector Death Benefit Rider Option at the
time of application. Once elected, it may not be terminated and it will remain in effect while the contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector Death Benefit Rider Option may not be available in all states or in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.30% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Earnings Protector Death Benefit Rider Option.

There are important things you should consider before you purchase the Earnings Protector Death Benefit Rider Option. These include:

  . The Earnings Protector Death Benefit Rider Option does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no additional amount being payable.

  . Once you elect the Earnings Protector Death Benefit Rider Option, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Earnings Protector Death Benefit Rider Option.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Earnings Protector Death Benefit Rider Option, as well as the other aspects of the contracts.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option combines the Greater of the Annual Step-Up and 5% Rollup Death Benefit Rider Option plus the Earnings Protector Death Benefit Rider Option. Under this rider option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Home Office will be the greatest of:

  .  the Basic Death Benefit;

  .  the Annual Step-Up Death Benefit Rider Option described above; and

  .  the 5% Rollup Death Benefit Rider Option described above; plus

  .  the Earnings Protector Death Benefit Rider Option described above.

You may only elect the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option may not be available in all states or in all markets. In addition, the Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider Option is not available for contracts issued on or after September 2, 2003 as a Funding Annuity under the Annuity Cross Funding Program. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.70% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign your contract, unless your contract is assigned pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant (if any owner or joint owner is a non-natural entity);

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default

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payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted (unless the designated beneficiary is the spouse of the deceased and that spousal designated beneficiary has elected to continue the contract). Upon such notification of death, we will transfer all assets in the Separate Account to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

In cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. At such time, once allocated their share of the proceeds, each designated beneficiary may elect to:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amounts will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named or by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan 1 or 2 as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy;

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Home Office, proceeds will be paid over a period of five years following the date of death.

Stretch Payment Choices

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization

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or annuitization calculations methods described in guidance published by the
Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner

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does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or Joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract with the proportion allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Home Office), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Guaranteed Income Advantage or Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Guaranteed Income Advantage" and "Principal Protection Advantage" provisions in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any

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time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Guaranteed Withdrawal Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; (ii) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; (iii) if Guaranteed Income Advantage applies, income payments will be made in the form of Life Income with a 10 Year Period Certain; or (iv) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options, we will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective

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annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract, unless you have fully annuitized under Guaranteed Income Advantage or one of the Payment Protection Rider Options:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned, but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving

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   Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime
   Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

If you have elected Payment Optimizer Plus, the assumed interest rate will be 4% and the assumed interest rate factor in (b) will equal .99989255 raised to a power equal to the number of days in the Valuation Period.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. Transfers may not be made if income payments are being received pursuant to the terms of Guaranteed Income Advantage. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer

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is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least
1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Guaranteed Income Advantage

Guaranteed Income Advantage provides a guaranteed income benefit that is based on the amount of assets you invest in the GIS Subaccount(s). Under the rider, you will receive a series of monthly income payments determined on the earlier of the date you designate payments from the GIS Subaccount(s) to begin (the "Income Start Date") or the date you annuitize the contract (the "Annuity Commencement Date"). Each series of monthly income payments is referred to as a segment. The guaranteed income benefit may be comprised of one or more segments. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each segment, will have a guaranteed income floor, and the guaranteed income floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. There is an extra charge for this rider.

You may not allocate purchase payments or assets in your contract directly to the GIS Subaccount(s). Payments to the GIS Subaccount(s) must be made through a series of scheduled transfers. As discussed in the "Scheduled Transfers" section below, for contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of their due date. In other words, for these contracts, you will have the ability to "pre-pay" transfers into the GIS Subaccount(s).


Because this contract is no longer offered and sold, Guaranteed Income Advantage is no longer available to purchase under the contract.


Each segment has its own effective date, Income Start Date, series of scheduled transfers, monthly income plan and guaranteed annual income factor. If you wish to elect this rider, you must do so at the time of application. You may add additional segments on any contract monthly anniversary for a maximum of five segments, provided the Annuitant is age 70 or younger at the time the segment is elected. We reserve the right to allow additional segments in the future.

Scheduled Transfers

The first scheduled transfer is made to the GIS Subaccount(s) as of the effective date of the segment. Scheduled transfers if due will continue to be made on each monthly anniversary of that date until the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, scheduled transfers may be made in advance of the monthly anniversaries on which they become due. If any month ends before the monthly anniversary or on a day that is not a Valuation Day, the next Valuation Day will be treated as the monthly anniversary for that month.

Only scheduled transfers can be made into the GIS Subaccount(s). Purchase payments may not be made directly to the GIS Subaccount(s). Scheduled transfers are made first to the GIS Subaccount(s) of the segment that has been in effect for the longest period of time.

Scheduled transfers will first be made on a prorata basis from the Subaccounts to which you have allocated assets, excluding the GIS Subaccount(s). Scheduled transfers will then be made from any Guarantee Account to the extent that the value in the Subaccounts is insufficient to cover the scheduled transfer amount. Scheduled transfers from the Guarantee Account will be taken from amounts that have been in the Guarantee Account for the longest period of time.

There is a minimum scheduled transfer of $100. If amounts available for transfer on the date of the scheduled transfer are not enough to make the scheduled transfer, that scheduled transfer and any future scheduled transfers will not be made with respect to that segment. Your guaranteed income floor for that segment will be based upon scheduled transfers made to that date.

Withdrawals and Transfers

You may take a withdrawal or make transfers from the GIS Subaccount(s) at any time prior to the earlier of the Income Start Date or the Annuity Commencement Date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, except for the annual contract charge and any

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transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Once you take a withdrawal or make a transfer from a segment, you will not be permitted to make any additional scheduled transfers to that segment. Your guaranteed income floor will be adjusted to reflect the amount withdrawn or transferred by using a recalculation of scheduled transfers made as described below. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, after such withdrawal or transfer, the number of scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the number of scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, after such withdrawals or transfer, the scheduled transfers made will equal (a) multiplied by (b) divided by (c), where:

   (a) is the scheduled transfers made prior to such withdrawal or transfer;

   (b) is the value of the applicable GIS Subaccount(s) after such withdrawal or transfer; and

   (c) is the value of the applicable GIS Subaccount(s) before such withdrawal or transfer.

Unless you instruct otherwise, withdrawals will first be deducted from the Subaccounts in which you have allocated assets, excluding the GIS Subaccount(s). These deductions will be taken on a prorata basis. Then withdrawals will be deducted from amounts allocated to the Guarantee Account for the longest period of time. Finally, withdrawals will be deducted from the GIS Subaccount(s) from the segment that has been in effect for the shortest period of time.

Transfers from the GIS Subaccount(s) will be subject to the provisions stated in the "Transfers" provision of this prospectus.

Monthly Income

You may elect to receive monthly income under this rider or you may elect to transfer the value in the GIS Subaccount(s) to another investment option under your contract and receive income payments. If you elect to transfer the value in the GIS Subaccount(s) to another investment option, you will lose the guaranteed income benefit for that segment.

On the Income Start Date, we will begin making monthly income payments in accordance with the monthly income plan chosen by you. The Income Start Date for the first segment is determined at application. The Income Start Date for each additional segment is determined at the time that segment is added to the contract. Once established, these Income Start Dates cannot be changed. For a single Annuitant, monthly income will be based on a Life Income with a 10 Year Period Certain plan. For Joint Annuitants, monthly income will be based on a Joint Life and Survivor Income with a 10 Year Period Certain plan. Different options may be elected prior to the effective date of the segment and must be approved by us. Please note that all Optional Payment Plans listed may not be available. See "Optional Payment Plans" in the "Income Payments" provision of this prospectus for additional information on available payment options.

Once monthly income payments begin, we will allocate payments to the investment options in which you have allocated assets at that time, excluding the GIS Subaccount(s), unless you choose to have monthly income payments made directly to you. Monthly income payments that are allocated to the investment options will not be subject to a contingent deferred sales charge if those payments are subsequently withdrawn or surrendered from the contract.

Monthly income is calculated as of the first Valuation Day of each annuity year. If the first day of the annuity year does not begin on a Valuation Day, payments will be calculated on the next succeeding Valuation Day. Monthly income from the segment will not change from month to month during an annuity year; however, if another segment begins monthly payments after payments have already begun from other segments, your total monthly payments may increase due to the fact payments are being made from multiple segments.

How Income Payments are Calculated

Initial Income Payment.   The initial annual income amount under any applicable
payment plan is calculated by taking (a) multiplied by (b), divided by (c), where:

   (a) is the annual income rate per $1,000 in the contract for the income payment plan elected and the

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       gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider as of the Income Start Date;

   (b) is the value in the applicable GIS Subaccount(s) as of the Income Start Date, less any applicable premium tax; and

   (c) is $1,000.

Income rates, for purposes of Guaranteed Income Advantage, are based on the Annuity 2000 Mortality Tables, using an assumed interest rate of 3.5%.

The initial monthly income is the greater of the level income amount and the guaranteed income floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b) multiplied by (c), where:

   (a) is the scheduled transfer;

   (b) is the guaranteed annual income factor divided by 12; and

   (c) is the number of scheduled transfers made, adjusted for withdrawals and transfers.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the guaranteed income floor is equal to (a) multiplied by (b), where:

   (a) is the scheduled transfers made into the GIS Subaccount(s), adjusted for withdrawals and transfers; and

   (b) is the guaranteed annual income factor divided by 12.

Subsequent Income Payments.   Subsequent income payments are determined by
Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial amount.

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units is determined by dividing the dollar amount of the initial annual income amount by the Annuity Unit values as of the Income Start Date. Your number of Annuity Units under a particular segment remains fixed. The dollar amount of each subsequent annual income amount is determined by multiplying your number of Annuity Units by the Annuity Unit value as of the Valuation Day each annuity year begins.

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the number of Annuity Units for each Subaccount is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the amounts from each Subaccount. The amount is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year begins.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed income floor when the level income amount is less than the guaranteed income floor. You will not receive monthly income above the guaranteed income floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed income floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed income floor minus 12 multiplied by the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed income floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b) where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of transfers or payments to an interval that would result in each amount being at least $100. If the annual amount

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is less than $100, we will pay you the value in the applicable GIS Subaccount as of the Income Start Date and that segment will terminate.

On the Annuity Commencement Date, no further scheduled transfers can be added to the GIS Subaccount(s). On this date, monthly income will be included as part of income payments in accordance with your income payment plan selected.

Death Provisions

The following provisions apply to any and all segments with regard to the death of any Annuitant.

Special Distribution Rules When Death Occurs Before Income Start Date and Annuity Commencement Date For a surviving spouse who is an Annuitant and a designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit under the contract will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, including the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio; and

      (b) all existing segments will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) we will allocate the death benefit under the contract on a prorata basis to the investment options in which assets are then allocated; and

      (b) the surviving spouse may elect to fund new segments on a contract monthly anniversary, if then eligible.

Special Distribution Rules When Death Occurs On or After Income Start Date and Before Annuity Commencement Date If any Annuitant dies on the Income Start Date, the death benefit is reduced prorata by the same proportion that the value in the GIS Subaccount(s) is to the total Contract Value.

If any Annuitant dies after the Income Start Date but before the Annuity Commencement Date, proceeds will be paid under this rider, unless the surviving spouse continues the contract. The amount of proceeds payable under this rider will be the greater of (a) and (b), where:

   (a) is the commuted value of the remaining period certain of the guaranteed income floor; and

   (b) is the commuted value of the remaining period certain of the annual income amount.

Commuted values will be calculated at a rate not greater than 1% above the rate at which the payments and Annuity Units were calculated. We will calculate the commuted values on the date that we receive proof of death and all required forms at our Home Office.

For a surviving spouse who is an Annuitant and designated beneficiary, the following will apply:

   (1) Upon notification of death:

      (a) the value of all Subaccounts, excluding the value of the GIS Subaccount(s), will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio; and

      (b) scheduled transfers if due will continue to be made.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated including any rider segments that are in effect prior to the Income Start Date;

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      (b) all current segments will continue; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

For a surviving spouse, who is the designated beneficiary of any portion of the contract but not an Annuitant, the following will apply;

   (1) Upon notification of death;

      (a) all value of the Subaccounts will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio; and

      (b) all existing segments not past the Income Start Date will terminate.

   (2) If the surviving spouse elects to continue the contract, on receipt of proof of death and all required forms at our Home Office:

      (a) the death benefit will be allocated on a prorata basis to the investment options in which assets are then allocated;

      (b) any segment past its Income Start Date will continue any remaining period certain payments; and

      (c) the surviving spouse may elect to fund new segments on any contract monthly anniversary, provided he or she meets the eligibility requirements.

The surviving spouse will become the named designated Annuitant.

Other Contract Charges

Any rider and contract charges not taken on a daily basis will first be deducted on a prorata basis from all Subaccounts, excluding the GIS Subaccount(s). If the assets in the Subaccounts are insufficient to cover the charges, the remaining amount will be deducted from any Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts that have been in the Guarantee Account for the longest period of time. For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted prorata from the GIS subaccount(s) in the oldest segment(s) that have not reached their Income Start Date(s). For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, any remaining charges will be deducted from the GIS Subaccount(s) of the segments beginning with the segment that has been in effect for the shortest period of time and that has not reached its Income Start Date. For these contracts, except for the annual contract charge and any transfer charge (if applicable), any rider charge and contract charge not taken as an asset based charge from the GIS Subaccount(s) will be treated as withdrawals for purposes of calculating the guaranteed income floor and scheduled transfers made.

Termination of Rider

For contracts issued prior to April 29, 2005, or prior to the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless the Annuitant and any Joint Annuitant are eligible to buy a segment on that date. For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, this rider will terminate on the contract anniversary following the first date that there are no segments, unless you are eligible to buy a segment on that date.

Ownership and Change of Ownership

On the date that the contract is assigned or sold, unless under an involuntary assignment effected by legal process, all amounts in the GIS Subaccount(s) will be transferred to the Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

If you marry after the Contract Date, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant;

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under

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     state law, however, will not be treated as marriages under federal law.
     Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

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Examples

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;

   (5) the owner makes scheduled transfers of $800 at the first of every month (for a total of $9,600 per year) for 10 years; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $9,600     $90,942     $      0    $9,600    $  9,858    $  970
  2     90,942      9,600      85,631        9,858     9,600      20,209     1,940
  3     85,631      9,600      80,054       20,209     9,600      31,078     2,910
  4     80,054      9,600      74,199       31,078     9,600      42,489     3,880
  5     74,199      9,600      68,051       42,489     9,600      54,472     4,850
  6     68,051      9,600      61,596       54,472     9,600      67,054     5,820
  7     61,596      9,600      54,817       67,054     9,600      80,264     6,790
  8     54,817      9,600      47,700       80,264     9,600      94,136     7,760
  9     47,700      9,600      40,227       94,136     9,600     108,701     8,730
 10     40,227      9,600      32,380      108,701     9,600     123,994     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $ 9,502     $9,700   $ 9,700     $199
 12     9,639      9,700     9,700      260
 13     9,779      9,700     9,779      181
 14     9,921      9,700     9,921        0
 15    10,065      9,700    10,065        0
 16    10,210      9,700    10,210        0
 17    10,358      9,700    10,358        0
 18    10,509      9,700    10,509        0
 19    10,661      9,700    10,661        0
 20    10,815      9,700    10,815        0
----------------------------------------------

For contracts issued on or after the later of April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications, the following example also applies:

The following example shows how Guaranteed Income Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

The example assumes that an owner purchases a contract with a male Annuitant age 60 at the time of issue and has elected a Life Income with 10 Years Certain payment plan. In addition, the example assumes that:

   (1) the owner purchases the contract for $96,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner purchases only one segment;

   (4) the contract, including the GIS Subaccount investing in shares of the State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund, earns a net return of 5%;

   (5) the owner transfers the entire $96,000 into the GIS Subaccount at the beginning of year 1; and

   (6) the owner annuitizes the GIS Subaccount at the end of the 10th year.

                                          Value of              Value of  Guaranteed
       Value of              Value of       GIS                   GIS      Minimum
     Subaccounts  Scheduled Subaccounts  Subaccount  Scheduled Subaccount   Annual
     at Beginning Transfers   at End    at Beginning Transfers   at End    Payment
Year   of Year      Made      of Year     of Year      Made     of Year    Accrued
------------------------------------------------------------------------------------
  1    $96,000     $96,000      $0        $      0    $96,000   $100,800    $9,700
  2          0           0       0         100,800          0    105,840     9,700
  3          0           0       0         105,840          0    111,132     9,700
  4          0           0       0         111,132          0    116,689     9,700
  5          0           0       0         116,689          0    122,523     9,700
  6          0           0       0         122,523          0    128,649     9,700
  7          0           0       0         128,649          0    135,082     9,700
  8          0           0       0         135,082          0    141,836     9,700
  9          0           0       0         141,836          0    148,928     9,700
 10          0           0       0         148,928          0    156,374     9,700
------------------------------------------------------------------------------------

Assuming the above, we will make guaranteed payments of $9,563 (annually) to the owner for the life of the Annuitant or for 10 years, whichever is longer. The table below shows how calculated payments and the adjustment account may vary and affect the payment to the owner.

                                    Adjustment
     Calculated Guaranteed Payment   Account
Year  Payment    Payment   to Owner  Balance
----------------------------------------------
 11   $11,983     $9,700   $11,983      $0
 12    12,157      9,700    12,157       0
 13    12,333      9,700    12,333       0
 14    12,512      9,700    12,512       0
 15    12,693      9,700    12,693       0
 16    12,877      9,700    12,877       0
 17    13,063      9,700    13,063       0
 18    13,253      9,700    13,253       0
 19    13,445      9,700    13,445       0
 20    13,640      9,700    13,640       0
----------------------------------------------

Tax Treatment of Guaranteed Income Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Guaranteed Income Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the " Tax Matters" provision below.

Payment Protection Rider Options

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. Principal Protection Advantage is not available for contracts issued on or after May 1, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. These Payment Protection Rider Options are discussed in separate sections below. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. Under the rider, you also may request to terminate your contract and rider at any time after the Annuity Commencement Date and receive the commuted value of your income payments, minus a commutation charge, in a lump sum, so long as the termination is after the right to cancel period under your contract. These and other features of the rider are more fully discussed below.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

This rider may not be available in all states or in all markets. We reserve the right to discontinue offering the rider at any time and for any reason. If you wish to elect this rider, you must do so at the time of application.

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

If you have elected this rider, you may not allocate assets to the Guarantee Account for as long as this rider is in effect.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Home Office at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to one of the available Investment Strategy options. The Designated Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the Dreyfus Variable Investment
Fund -- Government Money Market Portfolio.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Home Office to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Home Office of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income.   The Annuity Commencement Date under this rider may be any
Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor.   The guaranteed payment floor is the guaranteed
amount of each monthly income payment. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income.   The initial monthly income is the greater of the
level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15
                           ------------------------------

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

Commutation Provision

After the Annuity Commencement Date, you may request to terminate your contract and this rider. If the right to cancel period as defined under the contract has ended, you will receive the commuted value of your income payments in a lump sum, calculated as described below (the "commutation value"). After this lump sum payment, income payments will end.

Please note that the commutation feature in Payment Optimizer Plus may not be available in all states. Please review the features of Payment Optimizer Plus available in the contract issued in your state before making a decision to elect the rider.

Commutation Value: The commutation value will be the lesser of (a) and (b) but not less than zero, where:

   (a) is (i) minus (ii) minus (iii), where:

      (i) is the income base less any premium tax;

     (ii) the commutation charge; and

    (iii) is the sum of all monthly income paid;

   (b) is (i) minus (ii) minus (iii) plus (iv), where:

      (i) is the commutation base, which is described below, less any premium tax;

     (ii) is the commutation charge;

    (iii) is the adjustment account value; and

     (iv) is the level income amount multiplied by the number of months remaining in the current annuity year.

The amount of the commutation charge will be the surrender charge that would otherwise apply under the contract, in accordance with the surrender charge schedule.

Commutation Base: On any day that is a Valuation Day, the commutation base in a Subaccount is determined by multiplying the number of commutation units in that Subaccount by the value of the commutation unit for that Subaccount. The commutation base is equal to the sum of the commutation base amounts for each Subaccount.

Commutation Units: On the Valuation Day prior to the Annuity Commencement Date, the commutation units in a Subaccount will be equal to the number of Accumulation Units for that Subaccount.

The number of commutation units is reduced at the beginning of each annuity year. The reduction for each Subaccount equals (a) divided by (b), where:

   (a) is the annual income amount for the Subaccount; and

   (b) is the value of the commutation unit for the Subaccount on the first Valuation Day of the annuity year.

Other events that will reduce the number of commutation units of a Subaccount are as follows:

   (1) transfers out of the Subaccount;

   (2) payment of commutation proceeds;

   (3) payment of death proceeds; and

   (4) deduction of applicable contract charges.

Commutation units are canceled as of the end of the Valuation Period in which we receive notice in a form acceptable to us regarding an event that reduces commutation units.

Transfers: When we perform Subaccount transfers after the Annuity Commencement Date, we will redeem the commutation units from the current Subaccount and purchase commutation units from the new Subaccount. The commutation base on the date of the transfer will not be affected by the transfer. The number of commutation units added to the new Subaccount is (a) multiplied by (b), divided by (c), where:

   (a) is the number of commutation units transferred out of the current Subaccount;

   (b) is the value of a commutation unit of the current Subaccount; and

   (c) is the value of a commutation unit of the new Subaccount.

Value of Commutation Units: The initial value of a commutation unit for each Subaccount is the initial value of the Accumulation Unit for that Subaccount. Thereafter, the value of a commutation unit at the end of every Valuation Day is the value of the commutation unit at the end of the previous Valuation Day multiplied by the net investment factor, as described in the contract. The value of a commutation unit may change from one Valuation Period to the next.

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Note on Calculation of Commutation Value.  If you elect to terminate your contract and the rider and receive the commutation value, the commutation value is based on the commuted value of your income payments in a lump sum. The amount of income payments on which the commutation value is based on either (a) income base, which is a measure of purchase payments (and Contract Value, if there is a reset) applied under the contract, and is used to calculate the guaranteed payment floor; and (b) commutation base, which is a measure of Contract Value had the contract not been "annuitized," and reflects the effect of market performance. In addition, the commutation value reflects the deduction of any applicable commutation charge.

If you elect to terminate your contract after income payments have begun and receive the commutation value, you will receive the lesser of the adjusted income base and the adjusted commutation base (but not less than zero), as described in the calculation provided above. You should be aware that income base will not reflect any positive investment performance unless, on or before the Annuity Commencement Date, there was a reset of benefit base capturing such performance. As a result, the commutation value you receive will always be less than the income base (adjusted for any premium tax, commutation charge and monthly income paid) and will never reflect any of the positive investment performance experienced after a reset or after the Annuity Commencement Date. This rider is primarily designed to provide a guaranteed income payment with upside potential and, therefore, this rider may not make sense for you if you believe you may elect to terminate the contract and receive the commutation value after your contract has experienced positive investment performance. In addition, the total amount of commuted income payments you receive if you terminate the contract may be less than the total amount of income payments and additional death proceeds you would be guaranteed to receive if you did not terminate the contract.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts   If
the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant -- at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

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


Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,517  $543      $583     $583     $  483    $100,000
   2     6,266   522       583      583      1,217      93,000
   3     6,025   502       583      583      2,191      86,000
   4     5,794   483       583      583      3,398      79,000
   5     5,571   464       583      583      4,827      72,000
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

This next examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 8%;

   (5) the benefit base is reset on the first contract anniversary;

   (6) the Contract Value at the end of the first contract year is $108,000;

   (7) the Annuity Commencement Date is the first contract anniversary;

   (8) the guaranteed payment floor percentage is 7%; and

   (9) there is no premium tax.

                                               Income Base, Less
                                                  Commutation
                                                 Charge, Less
        Annual Monthly Commutation Adjustment   Monthly Income   Commutation
Annuity Income Income    Base -     Account -    Paid - End of     Value -
 Year   Amount  Paid   End of Year End of Year       Year        End of Year
----------------------------------------------------------------------------
   1    $6,806 $7,560   $109,289     $  754         $94,440        $94,440
   2     7,068  7,560    110,399      1,246          86,880         86,880
   3     7,340  7,560    111,304      1,466          79,320         79,320
   4     7,622  7,560    111,977      1,404          72,760         72,760
   5     7,915  7,560    112,386      1,049          66,200         66,200
   6     8,220  7,560    112,500        389          62,640         62,640
----------------------------------------------------------------------------

The commutation base at the end of annuity year 1 (contract year 2) is determined by multiplying the Contract Value at the end of the first contract year less the annual income amount for annuity year 1 by 1.08 (($108,000 - $6,806) x 1.08 = $109,289). The commutation value at the end of annuity year 1 is equal to the lesser of (i) the income base, less the commutation charge, less monthly income paid ($108,000 - 6% x $100,000 - $7,560 = $94,440) and
(ii) the commutation base less the commutation charge, less the value of the adjustment account ($109,289 - 6% x $100,000 - $754 = $102,535). The commutation base at the end of annuity year 2 (contract year 3) is determined by multiplying the commutation base at the end of annuity year 1 less the annual income amount for annuity year 2 by 1.08 (($109,289 - $7,068) x 1.08 = $110,399).

Beginning in annuity year 6 (contract year 7), the contract has no surrender charge and, therefore, the commutation value is not reduced by a commutation charge. The commutation value at the end of annuity year 6 is $62,640, which is equal to the lesser of (i) the income base less monthly income paid ($108,000 - $45,360 = $62,640) and (ii) the commutation base less the value of the adjustment account ($112,500 - $389 = $112,111).

Principal Protection Advantage

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

Principal Protection Advantage is not available for contracts issued on or after May 1, 2007.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AB Variable Products Series Fund, Inc. -- AB Balanced Wealth Strategy Portfolio -- Class B;

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



       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       State Street Variable Insurance Series Funds, Inc. -- Total Return V.I.S. Fund -- Class 3 Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocations that comprises Asset Allocation Model C.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

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



The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

Reset of Benefit Base. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Monthly Income

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

How Income Payments are Calculated

Initial Income Payment. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

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



The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

Subsequent Income
Payments. The subsequent annual income amounts under the applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Income Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, minus 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, plus 12 multiplied by the actual subsequent monthly income, minus 12 multiplied by the subsequent level income amount.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When an Owner Dies Before Monthly Income
Starts. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base less any premium tax;

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     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is made pursuant to a court order.

If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . Under federal tax law, all contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

     Civil union partners are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

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Example

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 5%; and

   (7) the 12 month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                     Additional
               Monthly                                 Death
        Annual  Level  Guaranteed                     Proceeds
Annuity Income Income   Payment   Monthly Adjustment (Beginning
 Year   Amount Amount    Floor    Income   Account    of Year)
---------------------------------------------------------------
   1    $6,373  $531      $417     $531       $0      $100,000
   2     6,188   516       417      516        0        93,627
   3     6,008   501       417      501        0        87,439
   4     5,833   486       417      486        0        81,431
   5     5,663   472       417      472        0        75,599
---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 /12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example ($100,000 x .05) /12 = $417). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $417 and $531. The additional death benefit is the income base minus the sum of all monthly income paid.

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Tax Treatment of Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, for purposes of reporting the taxable amount of withdrawals, income on the contract is determined using the entire contract value, including the value of any annuitized segment allocating monthly income payments to investment options. You may not elect to have monthly income payments paid to you and then later direct that they be allocated to investment options under the contract.

Monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date (i.e., from the entire Contract Value) will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner

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is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Guaranteed Income Advantage or Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Guaranteed Income Advantage" and "Tax Treatment of Principal Protection

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Advantage" provisions in the "Guaranteed Income Advantage" and "Principal
Protection Advantage" sections of the prospectus, respectively.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

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Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035
Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract

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


with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

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  .  Corporate pension and profit-sharing plans under Section 401(a) of the
     Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary. There is much uncertainty regarding the application of these rules in the context of guaranteed withdrawal benefits such as those offered in optional riders to the contract. Consult a tax or legal adviser regarding these issues if an optional guaranteed withdrawal rider is being considered under a 401(a) or 403(b) plan.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth

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IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan.


Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non- Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and

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contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using

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assumptions and calculation methodologies based on our interpretation of the
Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

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Under certain circumstances, the Code may impose a generation-skipping ("GST")
tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

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We require a positive election from the designated beneficiary to establish the
Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

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After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2018, 2017 and 2016, $37.7 million, $37.6 million and $42.6 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2018, 2017 and 2016, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (Foundation) is no longer offered or sold.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

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State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Exemption to File Periodic Reports

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.


Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.

Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the Bankruptcy Court granted our motion to dismiss. The Bankruptcy Court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. On March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBHI appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. We intend to continue to vigorously defend the dismissal of the action.

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated
v. Genworth Life and Annuity Insurance Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI") charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of Virginia. We moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On November 16, 2018, the Eastern District of Virginia court stayed the case for 60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle District of Georgia granted our Motion to Enjoin and denied our Motion for Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia. On March 18, 2019, plaintiff stated in a filing that it intends to appeal the decision to the Court of Appeals for the 11th Circuit.


The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.



At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% after the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Annual Step-Up Death Benefit Rider Option

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

End of Annuitant's Contract     Death
 Year      Age      Value   Benefit Amount
------------------------------------------
  1        76      $103,000    $103,000
  2        77       112,000     112,000
  3        78        90,000     112,000
  4        79       135,000     135,000
  5        80       130,000     135,000
  6        81       150,000     135,000
  7        82       125,000     135,000
  8        83       145,000     135,000
------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program, as well as partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

5% Rollup Death Benefit Rider Option

The following example shows how the 5% Rollup Death Benefit Rider Option works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the contract earns a 0% net return (-3.05% net of fees for the mortality and expense risk charge, administrative expense charge, underlying portfolio expenses and the 5% Rollup Death Benefit Rider Option);

   (3) the owner makes no additional purchase payments;

   (4) the owner takes annual partial withdrawals equal to 5% of purchase payments at end of the contract year; and

   (5) the contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   5% Rollup
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
  0        70        $    0   $100,000   $100,000
  1        71         5,000     95,000    100,000
  2        72         5,000     90,000    100,000
  3        73         5,000     85,000    100,000
  4        74         5,000     80,000    100,000
  5        75         5,000     75,000    100,000
  6        76         5,000     70,000    100,000
  7        77         5,000     65,000    100,000
  8        78         5,000     60,000    100,000
  9        79         5,000     55,000    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 5% or less of purchase payments annually will reduce the 5% Rollup Death Benefit on a non pro- rata (dollar-for-dollar) basis. Therefore, in the example above, though a $5,000 partial withdrawal is taken at the end of year 1, the 5% Rollup Death Benefit immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 5% of purchase payments in any year will reduce the 5% Rollup Death Benefit on a pro-rata basis by the proportion that the partial withdrawal, including any surrender charges, and any premium taxes assessed, reduces your Contract Value. All partial withdrawals that exceed the 5% threshold will reduce the 5% Rollup Death Benefit on a pro-rata basis. For example:

                                         5% Rollup    5% Rollup
                                       Death Benefit    Death
                                          Option       Benefit
                                        Before Any   Option After
          Purchase  Partial   Contract    Partial    the Partial
  Date    Payment  Withdrawal  Value    Withdrawals  Withdrawals
-----------------------------------------------------------------
3/31/2009 $10,000    $    0   $10,000     $10,000      $10,000
3/31/2017                 0    20,000      14,775       14,775
3/31/2018             7,000    14,000      15,513        7,785
-----------------------------------------------------------------

Therefore, if a $7,000 partial withdrawal is taken on March 31, 2018, $500 (5% of $10,000) will reduce the 5% Rollup Death Benefit on a non pro-rata (dollar-for-dollar) basis, to $15,013 ($15,513-$500). The remaining $6,500 of the partial withdrawal will reduce the 5% Rollup Death Benefit immediately after the partial withdrawal to $7,785 ($15,013 -- the 5% Rollup Death Benefit, multiplied by 51.85% -- 1 minus the ratio of the partial withdrawal ($6,500) to the Contract Value ($13,500), after reducing each by $500).

Earnings Protector Death Benefit Rider Option

The following example shows how the Earnings Protector Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Earnings Protector
 Date   Payment   Value     Gain   Benefit    Death Benefit
--------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/24           300,000  200,000  300,000       70,000
--------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2024. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Earnings Protector Death Benefit under this age scenario cannot exceed 70% of the purchase payments ($100,000) under this age scenario, the Earnings Protector Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                          Guaranteed Income Advantage

For contracts issued on or after May 1, 2003, or the date on which state insurance authorities approve applicable contract modifications but prior to April 29, 2005, or the date on which the state insurance authorities approve applicable contract modifications.


                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $13.55            $12.44          --       2018
                                                                        11.94             13.55          --       2017
                                                                        11.65             11.94          --       2016
                                                                        11.71             11.65          --       2015
                                                                        11.14             11.71          --       2014
                                                                         9.76             11.14          --       2013
                                                                         8.77              9.76          --       2012
                                                                         9.22              8.77          --       2011
                                                                         8.52              9.22          --       2010
                                                                         6.97              8.52          --       2009
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $20.80            $19.22          --       2018
                                                                        17.87             20.80          --       2017
                                                                        16.39             17.87          --       2016
                                                                        16.47             16.39          --       2015
                                                                        15.35             16.47          --       2014
                                                                        11.62             15.35          --       2013
                                                                        10.10             11.62          --       2012
                                                                         9.70             10.10          --       2011
                                                                         8.76              9.70          --       2010
                                                                         7.42              8.76          --       2009
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $24.97            $25.08          --       2018
                                                                        19.32             24.97          --       2017
                                                                        19.23             19.32          --       2016
                                                                        17.68             19.23          --       2015
                                                                        15.82             17.68          --       2014
                                                                        11.76             15.82          --       2013
                                                                        10.27             11.76          --       2012
                                                                        10.87             10.27          --       2011
                                                                        10.09             10.87          --       2010
                                                                         7.49             10.09          --       2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $18.01            $17.03          --       2018
                                                                        14.41             18.01          --       2017
                                                                        14.35             14.41          --       2016
                                                                        13.92             14.35          --       2015
                                                                        13.08             13.92          --       2014
                                                                         9.51             13.08          --       2013
                                                                         8.52              9.51          --       2012
                                                                        10.00              8.52          --       2011
----------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares         $16.43            $15.10          --       2018
                                                                    14.85             16.43          --       2017
                                                                    14.86             14.85          --       2016
                                                                    15.41             14.86          --       2015
                                                                    13.73             15.41          --       2014
                                                                    13.65             13.73          --       2013
                                                                    10.88             13.65          --       2012
                                                                    11.89             10.88          --       2011
                                                                    10.33             11.89          --       2010
                                                                     8.03             10.33          --       2009
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                         $12.06            $11.50          --       2018
                                                                    11.85             12.06          --       2017
                                                                    11.56             11.85          --       2016
                                                                    12.08             11.56          --       2015
                                                                    11.92             12.08          --       2014
                                                                    13.27             11.92          --       2013
                                                                    12.59             13.27          --       2012
                                                                    11.47             12.59          --       2011
                                                                    11.12             11.47          --       2010
                                                                    10.28             11.12          --       2009
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                               $21.16            $19.34          --       2018
                                                                    17.89             21.16          --       2017
                                                                    16.06             17.89          --       2016
                                                                    17.34             16.06          --       2015
                                                                    15.70             17.34          --       2014
                                                                    11.78             15.70          --       2013
                                                                    10.46             11.78          --       2012
                                                                    10.33             10.46          --       2011
                                                                     9.22             10.33          --       2010
                                                                     7.96              9.22          --       2009
------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                 $17.95            $14.93          --       2018
                                                                    13.94             17.95          --       2017
                                                                    15.02             13.94          --       2016
                                                                    15.19             15.02          --       2015
                                                                    16.38             15.19          --       2014
                                                                    13.63             16.38          --       2013
                                                                    11.46             13.63          --       2012
                                                                    13.28             11.46          --       2011
                                                                    11.94             13.28          --       2010
                                                                     9.10             11.94          --       2009
------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                      $22.78            $22.53          --       2018
                                                                    17.55             22.78          --       2017
                                                                    17.12             17.55          --       2016
                                                                    16.41             17.12          --       2015
                                                                    15.20             16.41          --       2014
                                                                    11.30             15.20          --       2013
                                                                    10.11             11.30          --       2012
                                                                    10.19             10.11          --       2011
                                                                     8.94             10.19          --       2010
                                                                     6.77              8.94          --       2009
------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $21.76            $19.40          --       2018
                                                                                  20.39             21.76          --       2017
                                                                                  17.24             20.39          --       2016
                                                                                  18.28             17.24          --       2015
                                                                                  16.47             18.28          --       2014
                                                                                  12.74             16.47          --       2013
                                                                                  11.33             12.74          --       2012
                                                                                  11.42             11.33          --       2011
                                                                                  10.26             11.42          --       2010
                                                                                   8.72             10.26          --       2009
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $19.46            $18.74          --       2018
                                                                                  15.74             19.46          --       2017
                                                                                  15.42             15.74          --       2016
                                                                                  14.50             15.42          --       2015
                                                                                  13.12             14.50          --       2014
                                                                                   9.96             13.12          --       2013
                                                                                   8.78              9.96          --       2012
                                                                                  10.00              8.78          --       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                        $13.94            $12.21          --       2018
                                                                                  11.59             13.94          --       2017
                                                                                  12.38             11.59          --       2016
                                                                                  13.59             12.38          --       2015
                                                                                  12.55             13.59          --       2014
                                                                                   9.79             12.55          --       2013
                                                                                   9.12              9.79          --       2012
                                                                                  10.00              9.12          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                  $25.32            $20.79          --       2018
                                                                                  23.42             25.32          --       2017
                                                                                  20.49             23.42          --       2016
                                                                                  21.35             20.49          --       2015
                                                                                  20.70             21.35          --       2014
                                                                                  15.65             20.70          --       2013
                                                                                  14.07             15.65          --       2012
                                                                                  15.30             14.07          --       2011
                                                                                  12.71             15.30          --       2010
                                                                                  10.02             12.71          --       2009
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $24.65            $20.44          --       2018
                                                                                  21.76             24.65          --       2017
                                                                                  19.20             21.76          --       2016
                                                                                  20.02             19.20          --       2015
                                                                                  18.20             20.02          --       2014
                                                                                  13.74             18.20          --       2013
                                                                                  11.69             13.74          --       2012
                                                                                  11.87             11.69          --       2011
                                                                                   9.51             11.87          --       2010
                                                                                   7.15              9.51          --       2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio         $ 9.00            $ 8.94          --       2018
                                                                                  9.14              9.00          --       2017
                                                                                  9.31              9.14          --       2016
                                                                                  9.48              9.31          --       2015
                                                                                  9.66              9.48          --       2014
                                                                                  9.84              9.66          --       2013
                                                                                 10.03              9.84          --       2012
                                                                                 10.22             10.03          --       2011
                                                                                 10.41             10.22          --       2010
                                                                                 10.59             10.41          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $20.55            $19.28          --       2018
                                                                                 18.15             20.55          --       2017
                                                                                 16.76             18.15          --       2016
                                                                                 17.64             16.76          --       2015
                                                                                 15.84             17.64          --       2014
                                                                                 12.01             15.84          --       2013
                                                                                 10.93             12.01          --       2012
                                                                                 11.04             10.93          --       2011
                                                                                  9.79             11.04          --       2010
                                                                                  7.46              9.79          --       2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.94            $12.69          --       2018
                                                                                 12.75             12.94          --       2017
                                                                                 11.92             12.75          --       2016
                                                                                 12.27             11.92          --       2015
                                                                                 12.43             12.27          --       2014
                                                                                 12.20             12.43          --       2013
                                                                                 11.58             12.20          --       2012
                                                                                 11.50             11.58          --       2011
                                                                                 10.74             11.50          --       2010
                                                                                  7.58             10.74          --       2009
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $25.84            $23.68          --       2018
                                                                                 21.65             25.84          --       2017
                                                                                 20.48             21.65          --       2016
                                                                                 20.78             20.48          --       2015
                                                                                 18.96             20.78          --       2014
                                                                                 14.75             18.96          --       2013
                                                                                 12.94             14.75          --       2012
                                                                                 13.56             12.94          --       2011
                                                                                 11.82             13.56          --       2010
                                                                                  8.89             11.82          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $18.83            $16.91          --       2018
                                                                                 17.03             18.83          --       2017
                                                                                 14.74             17.03          --       2016
                                                                                 15.69             14.74          --       2015
                                                                                 14.73             15.69          --       2014
                                                                                 11.74             14.73          --       2013
                                                                                 10.22             11.74          --       2012
                                                                                 10.35             10.22          --       2011
                                                                                  9.17             10.35          --       2010
                                                                                  7.19              9.17          --       2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $29.50            $24.68          --       2018
                                                                         24.93             29.50          --       2017
                                                                         22.70             24.93          --       2016
                                                                         23.51             22.70          --       2015
                                                                         22.59             23.51          --       2014
                                                                         16.94             22.59          --       2013
                                                                         15.06             16.94          --       2012
                                                                         17.22             15.06          --       2011
                                                                         13.64             17.22          --       2010
                                                                          9.95             13.64          --       2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $13.00            $11.53          --       2018
                                                                         11.83             13.00          --       2017
                                                                         10.65             11.83          --       2016
                                                                         11.57             10.65          --       2015
                                                                         11.46             11.57          --       2014
                                                                          9.43             11.46          --       2013
                                                                          8.33              9.43          --       2012
                                                                          8.62              8.33          --       2011
                                                                          7.97              8.62          --       2010
                                                                          6.23              7.97          --       2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $17.48            $16.41          --       2018
                                                                         16.24             17.48          --       2017
                                                                         14.51             16.24          --       2016
                                                                         15.90             14.51          --       2015
                                                                         15.49             15.90          --       2014
                                                                         13.85             15.49          --       2013
                                                                         12.52             13.85          --       2012
                                                                         12.46             12.52          --       2011
                                                                         11.27             12.46          --       2010
                                                                          8.47             11.27          --       2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $19.18            $18.55          --       2018
                                                                         15.25             19.18          --       2017
                                                                         15.82             15.25          --       2016
                                                                         15.26             15.82          --       2015
                                                                         13.83             15.26          --       2014
                                                                         10.95             13.83          --       2013
                                                                          9.93             10.95          --       2012
                                                                         10.27              9.93          --       2011
                                                                          9.38             10.27          --       2010
                                                                          7.37              9.38          --       2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $18.67            $16.66          --       2018
                                                                         17.55             18.67          --       2017
                                                                         15.41             17.55          --       2016
                                                                         16.51             15.41          --       2015
                                                                         15.71             16.51          --       2014
                                                                         12.48             15.71          --       2013
                                                                         11.13             12.48          --       2012
                                                                         11.45             11.13          --       2011
                                                                         10.50             11.45          --       2010
                                                                          8.48             10.50          --       2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                         $15.95            $13.24          --       2018
                                                                        13.92             15.95          --       2017
                                                                        13.24             13.92          --       2016
                                                                        14.42             13.24          --       2015
                                                                        16.54             14.42          --       2014
                                                                        13.70             16.54          --       2013
                                                                        11.81             13.70          --       2012
                                                                        13.46             11.81          --       2011
                                                                        12.65             13.46          --       2010
                                                                         9.40             12.65          --       2009
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.98            $10.85          --       2018
                                                                        11.16             12.98          --       2017
                                                                        10.37             11.16          --       2016
                                                                        11.30             10.37          --       2015
                                                                        11.84             11.30          --       2014
                                                                         9.22             11.84          --       2013
                                                                         7.76              9.22          --       2012
                                                                         8.50              7.76          --       2011
                                                                         8.07              8.50          --       2010
                                                                         6.27              8.07          --       2009
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.69            $13.44          --       2018
                                                                        13.46             13.69          --       2017
                                                                        13.43             13.46          --       2016
                                                                        13.53             13.43          --       2015
                                                                        13.14             13.53          --       2014
                                                                        13.59             13.14          --       2013
                                                                        13.15             13.59          --       2012
                                                                        12.46             13.15          --       2011
                                                                        11.63             12.46          --       2010
                                                                        10.80             11.63          --       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $32.52            $28.13          --       2018
                                                                        29.12             32.52          --       2017
                                                                        25.87             29.12          --       2016
                                                                        27.07             25.87          --       2015
                                                                        23.96             27.07          --       2014
                                                                        18.45             23.96          --       2013
                                                                        15.62             18.45          --       2012
                                                                        15.58             15.62          --       2011
                                                                        12.85             15.58          --       2010
                                                                        10.00             12.85          --       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $32.93            $28.46          --       2018
                                                                        29.11             32.93          --       2017
                                                                        24.67             29.11          --       2016
                                                                        26.54             24.67          --       2015
                                                                        24.67             26.54          --       2014
                                                                        17.67             24.67          --       2013
                                                                        15.03             17.67          --       2012
                                                                        16.08             15.03          --       2011
                                                                        12.89             16.08          --       2010
                                                                        10.00             12.89          --       2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                $23.97            $22.08          --       2018
                                                                            19.97             23.97          --       2017
                                                                            18.34             19.97          --       2016
                                                                            18.52             18.34          --       2015
                                                                            16.57             18.52          --       2014
                                                                            12.39             16.57          --       2013
                                                                            10.73             12.39          --       2012
                                                                            11.14             10.73          --       2011
                                                                             9.99             11.14          --       2010
                                                                             7.62              9.99          --       2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $17.43            $16.10          --       2018
                                                                            15.85             17.43          --       2017
                                                                            14.84             15.85          --       2016
                                                                            15.21             14.84          --       2015
                                                                            14.31             15.21          --       2014
                                                                            12.28             14.31          --       2013
                                                                            11.28             12.28          --       2012
                                                                            11.31             11.28          --       2011
                                                                            10.51             11.31          --       2010
                                                                             9.10             10.51          --       2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.67            $12.50          --       2018
                                                                            10.07             12.67          --       2017
                                                                             9.70             10.07          --       2016
                                                                            10.00              9.70          --       2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.90            $10.47          --       2018
                                                                            10.48             10.90          --       2017
                                                                             9.89             10.48          --       2016
                                                                            10.29              9.89          --       2015
                                                                            10.18             10.29          --       2014
                                                                            10.00             10.18          --       2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $18.70            $17.26          --       2018
                                                                            15.06             18.70          --       2017
                                                                            15.72             15.06          --       2016
                                                                            15.51             15.72          --       2015
                                                                            13.73             15.51          --       2014
                                                                            10.81             13.73          --       2013
                                                                             9.68             10.81          --       2012
                                                                            10.00              9.68          --       2011
                                                                             9.33             10.00          --       2010
                                                                             6.59              9.33          --       2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $21.06            $19.00          --       2018
                                                                            18.40             21.06          --       2017
                                                                            16.84             18.40          --       2016
                                                                            16.64             16.84          --       2015
                                                                            15.36             16.64          --       2014
                                                                            11.90             15.36          --       2013
                                                                            10.40             11.90          --       2012
                                                                            10.63             10.40          --       2011
                                                                             9.35             10.63          --       2010
                                                                             7.44              9.35          --       2009
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $25.45            $22.35          --       2018
                                                                          22.76             25.45          --       2017
                                                                          19.71             22.76          --       2016
                                                                          21.38             19.71          --       2015
                                                                          19.51             21.38          --       2014
                                                                          14.14             19.51          --       2013
                                                                          12.24             14.14          --       2012
                                                                          12.78             12.24          --       2011
                                                                          10.58             12.78          --       2010
                                                                           7.87             10.58          --       2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $18.41            $17.59          --       2018
                                                                          17.60             18.41          --       2017
                                                                          15.94             17.60          --       2016
                                                                          16.52             15.94          --       2015
                                                                          16.28             16.52          --       2014
                                                                          15.69             16.28          --       2013
                                                                          13.99             15.69          --       2012
                                                                          13.79             13.99          --       2011
                                                                          12.27             13.79          --       2010
                                                                           8.92             12.27          --       2009
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $11.74            $11.56          --       2018
                                                                          11.80             11.74          --       2017
                                                                          11.85             11.80          --       2016
                                                                          12.04             11.85          --       2015
                                                                          12.16             12.04          --       2014
                                                                          12.41             12.16          --       2013
                                                                          11.94             12.41          --       2012
                                                                          12.04             11.94          --       2011
                                                                          11.65             12.04          --       2010
                                                                          10.47             11.65          --       2009
------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                             $16.15            $14.84          --       2018
                                                                          14.23             16.15          --       2017
                                                                          13.64             14.23          --       2016
                                                                          14.05             13.64          --       2015
                                                                          13.59             14.05          --       2014
                                                                          12.05             13.59          --       2013
                                                                          10.91             12.05          --       2012
                                                                          11.44             10.91          --       2011
                                                                          10.63             11.44          --       2010
                                                                           8.97             10.63          --       2009
------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                             $14.16            $12.98          --       2018
                                                                          12.52             14.16          --       2017
                                                                          12.02             12.52          --       2016
                                                                          12.42             12.02          --       2015
                                                                          12.04             12.42          --       2014
                                                                          10.70             12.04          --       2013
                                                                           9.71             10.70          --       2012
                                                                          10.21              9.71          --       2011
                                                                           9.51             10.21          --       2010
                                                                           8.04              9.51          --       2009
------------------------------------------------------------------------------------------------------------------------

                          Guaranteed Income Advantage

For contracts issued on or after April 29, 2005, or the date on which state insurance authorities approve applicable contract modifications.



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $13.41            $12.30          --       2018
                                                                        11.82             13.41          --       2017
                                                                        11.55             11.82          --       2016
                                                                        11.63             11.55          --       2015
                                                                        11.07             11.63          --       2014
                                                                         9.71             11.07          --       2013
                                                                         8.74              9.71          --       2012
                                                                         9.19              8.74          --       2011
                                                                         8.50              9.19          --       2010
                                                                         6.96              8.50          --       2009
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $20.24            $18.68          --       2018
                                                                        17.41             20.24          --       2017
                                                                        15.98             17.41          --       2016
                                                                        16.07             15.98          --       2015
                                                                        15.00             16.07          --       2014
                                                                        11.36             15.00          --       2013
                                                                         9.89             11.36          --       2012
                                                                         9.50              9.89          --       2011
                                                                         8.59              9.50          --       2010
                                                                         7.28              8.59          --       2009
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $26.03            $26.11          --       2018
                                                                        20.16             26.03          --       2017
                                                                        20.09             20.16          --       2016
                                                                        18.48             20.09          --       2015
                                                                        16.56             18.48          --       2014
                                                                        12.33             16.56          --       2013
                                                                        10.77             12.33          --       2012
                                                                        11.41             10.77          --       2011
                                                                        10.60             11.41          --       2010
                                                                         7.88             10.60          --       2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.88            $16.90          --       2018
                                                                        14.32             17.88          --       2017
                                                                        14.28             14.32          --       2016
                                                                        13.87             14.28          --       2015
                                                                        13.05             13.87          --       2014
                                                                         9.50             13.05          --       2013
                                                                         8.52              9.50          --       2012
                                                                        10.00              8.52          --       2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $16.22            $14.89          --       2018
                                                                        14.67             16.22          --       2017
                                                                        14.70             14.67          --       2016
                                                                        15.25             14.70          --       2015
                                                                        13.61             15.25          --       2014
                                                                        13.55             13.61          --       2013
                                                                        10.81             13.55          --       2012
                                                                        11.82             10.81          --       2011
                                                                        10.28             11.82          --       2010
                                                                         8.00             10.28          --       2009
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.90            $11.34          --       2018
                                                      11.71             11.90          --       2017
                                                      11.44             11.71          --       2016
                                                      11.96             11.44          --       2015
                                                      11.81             11.96          --       2014
                                                      13.16             11.81          --       2013
                                                      12.50             13.16          --       2012
                                                      11.41             12.50          --       2011
                                                      11.07             11.41          --       2010
                                                      10.24             11.07          --       2009
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $20.36            $18.59          --       2018
                                                      17.23             20.36          --       2017
                                                      15.48             17.23          --       2016
                                                      16.73             15.48          --       2015
                                                      15.17             16.73          --       2014
                                                      11.39             15.17          --       2013
                                                      10.12             11.39          --       2012
                                                      10.01             10.12          --       2011
                                                       8.95             10.01          --       2010
                                                       7.73              8.95          --       2009
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $17.31            $14.39          --       2018
                                                      13.46             17.31          --       2017
                                                      14.52             13.46          --       2016
                                                      14.70             14.52          --       2015
                                                      15.87             14.70          --       2014
                                                      13.22             15.87          --       2013
                                                      11.13             13.22          --       2012
                                                      12.90             11.13          --       2011
                                                      11.62             12.90          --       2010
                                                       8.86             11.62          --       2009
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $23.52            $23.23          --       2018
                                                      18.14             23.52          --       2017
                                                      17.71             18.14          --       2016
                                                      17.00             17.71          --       2015
                                                      15.76             17.00          --       2014
                                                      11.73             15.76          --       2013
                                                      10.50             11.73          --       2012
                                                      10.59             10.50          --       2011
                                                       9.31             10.59          --       2010
                                                       7.06              9.31          --       2009
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $20.62            $18.36          --       2018
                                                      19.33             20.62          --       2017
                                                      16.36             19.33          --       2016
                                                      17.36             16.36          --       2015
                                                      15.66             17.36          --       2014
                                                      12.13             15.66          --       2013
                                                      10.79             12.13          --       2012
                                                      10.90             10.79          --       2011
                                                       9.80             10.90          --       2010
                                                       8.34              9.80          --       2009
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $19.33            $18.60          --       2018
                                                                                  15.65             19.33          --       2017
                                                                                  15.35             15.65          --       2016
                                                                                  14.45             15.35          --       2015
                                                                                  13.08             14.45          --       2014
                                                                                   9.94             13.08          --       2013
                                                                                   8.77              9.94          --       2012
                                                                                  10.00              8.77          --       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                        $13.84            $12.12          --       2018
                                                                                  11.53             13.84          --       2017
                                                                                  12.33             11.53          --       2016
                                                                                  13.54             12.33          --       2015
                                                                                  12.51             13.54          --       2014
                                                                                   9.78             12.51          --       2013
                                                                                   9.11              9.78          --       2012
                                                                                  10.00              9.11          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                  $23.04            $18.90          --       2018
                                                                                  21.34             23.04          --       2017
                                                                                  18.68             21.34          --       2016
                                                                                  19.48             18.68          --       2015
                                                                                  18.91             19.48          --       2014
                                                                                  14.32             18.91          --       2013
                                                                                  12.88             14.32          --       2012
                                                                                  14.02             12.88          --       2011
                                                                                  11.66             14.02          --       2010
                                                                                   9.20             11.66          --       2009
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $24.00            $19.89          --       2018
                                                                                  21.22             24.00          --       2017
                                                                                  18.74             21.22          --       2016
                                                                                  19.56             18.74          --       2015
                                                                                  17.80             19.56          --       2014
                                                                                  13.45             17.80          --       2013
                                                                                  11.46             13.45          --       2012
                                                                                  11.64             11.46          --       2011
                                                                                   9.34             11.64          --       2010
                                                                                   7.03              9.34          --       2009
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 8.98            $ 8.92          --       2018
                                                                                   9.13              8.98          --       2017
                                                                                   9.31              9.13          --       2016
                                                                                   9.50              9.31          --       2015
                                                                                   9.69              9.50          --       2014
                                                                                   9.88              9.69          --       2013
                                                                                  10.07              9.88          --       2012
                                                                                  10.27             10.07          --       2011
                                                                                  10.48             10.27          --       2010
                                                                                  10.67             10.48          --       2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $21.51            $20.16          --       2018
                                                                                 19.02             21.51          --       2017
                                                                                 17.58             19.02          --       2016
                                                                                 18.52             17.58          --       2015
                                                                                 16.65             18.52          --       2014
                                                                                 12.64             16.65          --       2013
                                                                                 11.51             12.64          --       2012
                                                                                 11.64             11.51          --       2011
                                                                                 10.34             11.64          --       2010
                                                                                  7.88             10.34          --       2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.62            $12.37          --       2018
                                                                                 12.45             12.62          --       2017
                                                                                 11.65             12.45          --       2016
                                                                                 12.00             11.65          --       2015
                                                                                 12.17             12.00          --       2014
                                                                                 11.95             12.17          --       2013
                                                                                 11.36             11.95          --       2012
                                                                                 11.30             11.36          --       2011
                                                                                 10.56             11.30          --       2010
                                                                                  7.46             10.56          --       2009
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $24.13            $22.09          --       2018
                                                                                 20.24             24.13          --       2017
                                                                                 19.16             20.24          --       2016
                                                                                 19.46             19.16          --       2015
                                                                                 17.78             19.46          --       2014
                                                                                 13.85             17.78          --       2013
                                                                                 12.16             13.85          --       2012
                                                                                 12.76             12.16          --       2011
                                                                                 11.13             12.76          --       2010
                                                                                  8.38             11.13          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $18.49            $16.58          --       2018
                                                                                 16.74             18.49          --       2017
                                                                                 14.50             16.74          --       2016
                                                                                 15.45             14.50          --       2015
                                                                                 14.52             15.45          --       2014
                                                                                 11.59             14.52          --       2013
                                                                                 10.10             11.59          --       2012
                                                                                 10.23             10.10          --       2011
                                                                                  9.08             10.23          --       2010
                                                                                  7.13              9.08          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $26.20            $21.90          --       2018
                                                                                 22.17             26.20          --       2017
                                                                                 20.20             22.17          --       2016
                                                                                 20.95             20.20          --       2015
                                                                                 20.15             20.95          --       2014
                                                                                 15.12             20.15          --       2013
                                                                                 13.46             15.12          --       2012
                                                                                 15.40             13.46          --       2011
                                                                                 12.22             15.40          --       2010
                                                                                  8.92             12.22          --       2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.87            $11.40            --     2018
                                                                         11.72             12.87            --     2017
                                                                         10.56             11.72            --     2016
                                                                         11.48             10.56            --     2015
                                                                         11.39             11.48            --     2014
                                                                          9.38             11.39            --     2013
                                                                          8.30              9.38            --     2012
                                                                          8.59              8.30            --     2011
                                                                          7.95              8.59            --     2010
                                                                          6.23              7.95            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $17.25            $16.19         2,948     2018
                                                                         16.04             17.25         2,954     2017
                                                                         14.35             16.04         2,960     2016
                                                                         15.75             14.35            --     2015
                                                                         15.35             15.75            --     2014
                                                                         13.74             15.35            --     2013
                                                                         12.44             13.74            --     2012
                                                                         12.39             12.44            --     2011
                                                                         11.22             12.39            --     2010
                                                                          8.44             11.22            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $19.49            $18.83            --     2018
                                                                         15.52             19.49            --     2017
                                                                         16.11             15.52            --     2016
                                                                         15.56             16.11            --     2015
                                                                         14.11             15.56            --     2014
                                                                         11.19             14.11            --     2013
                                                                         10.15             11.19            --     2012
                                                                         10.51             10.15            --     2011
                                                                          9.61             10.51            --     2010
                                                                          7.55              9.61            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $17.43            $15.54         2,935     2018
                                                                         16.41             17.43         2,941     2017
                                                                         14.42             16.41         2,947     2016
                                                                         15.47             14.42            --     2015
                                                                         14.72             15.47            --     2014
                                                                         11.71             14.72            --     2013
                                                                         10.45             11.71            --     2012
                                                                         10.77             10.45            --     2011
                                                                          9.88             10.77            --     2010
                                                                          7.99              9.88            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $14.77            $12.24            --     2018
                                                                         12.91             14.77            --     2017
                                                                         12.28             12.91            --     2016
                                                                         13.39             12.28            --     2015
                                                                         15.37             13.39            --     2014
                                                                         12.75             15.37            --     2013
                                                                         11.00             12.75            --     2012
                                                                         12.55             11.00            --     2011
                                                                         11.81             12.55            --     2010
                                                                          8.79             11.81            --     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.82            $10.71          --       2018
                                                                        11.04             12.82          --       2017
                                                                        10.27             11.04          --       2016
                                                                        11.20             10.27          --       2015
                                                                        11.75             11.20          --       2014
                                                                         9.16             11.75          --       2013
                                                                         7.72              9.16          --       2012
                                                                         8.46              7.72          --       2011
                                                                         8.04              8.46          --       2010
                                                                         6.25              8.04          --       2009
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.53            $13.27          --       2018
                                                                        13.32             13.53          --       2017
                                                                        13.30             13.32          --       2016
                                                                        13.42             13.30          --       2015
                                                                        13.04             13.42          --       2014
                                                                        13.50             13.04          --       2013
                                                                        13.07             13.50          --       2012
                                                                        12.40             13.07          --       2011
                                                                        11.58             12.40          --       2010
                                                                        10.77             11.58          --       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $32.23            $27.86          --       2018
                                                                        28.89             32.23          --       2017
                                                                        25.69             28.89          --       2016
                                                                        26.92             25.69          --       2015
                                                                        23.85             26.92          --       2014
                                                                        18.38             23.85          --       2013
                                                                        15.58             18.38          --       2012
                                                                        15.55             15.58          --       2011
                                                                        12.85             15.55          --       2010
                                                                        10.00             12.85          --       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $32.64            $28.18          --       2018
                                                                        28.89             32.64          --       2017
                                                                        24.50             28.89          --       2016
                                                                        26.39             24.50          --       2015
                                                                        24.55             26.39          --       2014
                                                                        17.60             24.55          --       2013
                                                                        14.99             17.60          --       2012
                                                                        16.06             14.99          --       2011
                                                                        12.88             16.06          --       2010
                                                                        10.00             12.88          --       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $23.69            $21.79          --       2018
                                                                        19.75             23.69          --       2017
                                                                        18.16             19.75          --       2016
                                                                        18.36             18.16          --       2015
                                                                        16.44             18.36          --       2014
                                                                        12.31             16.44          --       2013
                                                                        10.67             12.31          --       2012
                                                                        11.09             10.67          --       2011
                                                                         9.96             11.09          --       2010
                                                                         7.60              9.96          --       2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $16.60            $15.32          --       2018
                                                                            15.11             16.60          --       2017
                                                                            14.16             15.11          --       2016
                                                                            14.53             14.16          --       2015
                                                                            13.69             14.53          --       2014
                                                                            11.76             13.69          --       2013
                                                                            10.81             11.76          --       2012
                                                                            10.85             10.81          --       2011
                                                                            10.09             10.85          --       2010
                                                                             8.75             10.09          --       2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.63            $12.46          --       2018
                                                                            10.06             12.63          --       2017
                                                                             9.69             10.06          --       2016
                                                                            10.00              9.69          --       2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.85            $10.41          --       2018
                                                                            10.45             10.85          --       2017
                                                                             9.87             10.45          --       2016
                                                                            10.27              9.87          --       2015
                                                                            10.17             10.27          --       2014
                                                                            10.00             10.17          --       2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $19.16            $17.67          --       2018
                                                                            15.45             19.16          --       2017
                                                                            16.15             15.45          --       2016
                                                                            15.95             16.15          --       2015
                                                                            14.13             15.95          --       2014
                                                                            11.13             14.13          --       2013
                                                                             9.98             11.13          --       2012
                                                                            10.32              9.98          --       2011
                                                                             9.64             10.32          --       2010
                                                                             6.82              9.64          --       2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $21.09            $19.00          --       2018
                                                                            18.44             21.09          --       2017
                                                                            16.90             18.44          --       2016
                                                                            16.72             16.90          --       2015
                                                                            15.44             16.72          --       2014
                                                                            11.98             15.44          --       2013
                                                                            10.48             11.98          --       2012
                                                                            10.72             10.48          --       2011
                                                                             9.44             10.72          --       2010
                                                                             7.52              9.44          --       2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           $24.99            $21.91          --       2018
                                                                            22.37             24.99          --       2017
                                                                            19.39             22.37          --       2016
                                                                            21.06             19.39          --       2015
                                                                            19.23             21.06          --       2014
                                                                            13.95             19.23          --       2013
                                                                            12.09             13.95          --       2012
                                                                            12.63             12.09          --       2011
                                                                            10.47             12.63          --       2010
                                                                             7.80             10.47          --       2009
--------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $17.47            $16.67            --     2018
                                                                 16.71             17.47            --     2017
                                                                 15.16             16.71            --     2016
                                                                 15.72             15.16            --     2015
                                                                 15.51             15.72            --     2014
                                                                 14.96             15.51            --     2013
                                                                 13.35             14.96            --     2012
                                                                 13.18             13.35            --     2011
                                                                 11.74             13.18            --     2010
                                                                  8.54             11.74            --     2009
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.59            $11.40            --     2018
                                                                 11.66             11.59            --     2017
                                                                 11.73             11.66            --     2016
                                                                 11.92             11.73            --     2015
                                                                 12.06             11.92            --     2014
                                                                 12.31             12.06            --     2013
                                                                 11.86             12.31            --     2012
                                                                 11.97             11.86            --     2011
                                                                 11.59             11.97            --     2010
                                                                 10.43             11.59            --     2009
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    $16.02            $14.71            --     2018
                                                                 14.14             16.02            --     2017
                                                                 13.56             14.14            --     2016
                                                                 13.98             13.56         6,279     2015
                                                                 13.54             13.98         6,292     2014
                                                                 12.02             13.54         6,304     2013
                                                                 10.89             12.02         6,317     2012
                                                                 11.43             10.89         6,330     2011
                                                                 10.63             11.43         6,342     2010
                                                                  8.98             10.63         6,355     2009
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $14.00            $12.82            --     2018
                                                                 12.38             14.00            --     2017
                                                                 11.91             12.38            --     2016
                                                                 12.31             11.91            --     2015
                                                                 11.95             12.31            --     2014
                                                                 10.63             11.95            --     2013
                                                                  9.66             10.63            --     2012
                                                                 10.16              9.66            --     2011
                                                                  9.48             10.16            --     2010
                                                                  8.02              9.48            --     2009
---------------------------------------------------------------------------------------------------------------

                    Guaranteed Withdrawal Advantage Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $13.41            $12.30            --     2018
                                                                        11.82             13.41            --     2017
                                                                        11.55             11.82            --     2016
                                                                        11.63             11.55            --     2015
                                                                        11.07             11.63            --     2014
                                                                         9.71             11.07            --     2013
                                                                         8.74              9.71            --     2012
                                                                         9.19              8.74            --     2011
                                                                         8.50              9.19            --     2010
                                                                         6.96              8.50            --     2009
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $21.12            $19.50           459     2018
                                                                        18.16             21.12           490     2017
                                                                        16.68             18.16           622     2016
                                                                        16.77             16.68           368     2015
                                                                        15.65             16.77            --     2014
                                                                        11.86             15.65            --     2013
                                                                        10.32             11.86            --     2012
                                                                         9.92             10.32            --     2011
                                                                         8.97              9.92            --     2010
                                                                         7.60              8.97         3,775     2009
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $25.97            $26.05            --     2018
                                                                        20.11             25.97            --     2017
                                                                        20.04             20.11            --     2016
                                                                        18.44             20.04            --     2015
                                                                        16.52             18.44            --     2014
                                                                        12.30             16.52            --     2013
                                                                        10.75             12.30            --     2012
                                                                        11.39             10.75            --     2011
                                                                        10.57             11.39            --     2010
                                                                         7.86             10.57            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.88            $16.90            --     2018
                                                                        14.32             17.88            --     2017
                                                                        14.28             14.32            --     2016
                                                                        13.87             14.28            --     2015
                                                                        13.05             13.87            --     2014
                                                                         9.50             13.05            --     2013
                                                                         8.52              9.50            --     2012
                                                                        10.00              8.52            --     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $16.22            $14.89            98     2018
                                                                        14.67             16.22           104     2017
                                                                        14.70             14.67           137     2016
                                                                        15.25             14.70           135     2015
                                                                        13.61             15.25           139     2014
                                                                        13.55             13.61           758     2013
                                                                        10.81             13.55           370     2012
                                                                        11.82             10.81           538     2011
                                                                        10.28             11.82           584     2010
                                                                         8.00             10.28         1,339     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.90            $11.34           323     2018
                                                      11.71             11.90           283     2017
                                                      11.44             11.71           340     2016
                                                      11.96             11.44            87     2015
                                                      11.81             11.96           450     2014
                                                      13.16             11.81         1,082     2013
                                                      12.50             13.16         1,890     2012
                                                      11.41             12.50         2,312     2011
                                                      11.07             11.41         2,975     2010
                                                      10.24             11.07         4,915     2009
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $20.36            $18.59           119     2018
                                                      17.23             20.36           204     2017
                                                      15.48             17.23           341     2016
                                                      16.73             15.48            --     2015
                                                      15.17             16.73            --     2014
                                                      11.39             15.17            --     2013
                                                      10.12             11.39            --     2012
                                                      10.01             10.12            --     2011
                                                       8.95             10.01            --     2010
                                                       7.73              8.95            --     2009
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $17.31            $14.39           205     2018
                                                      13.46             17.31           194     2017
                                                      14.52             13.46           223     2016
                                                      14.70             14.52           273     2015
                                                      15.87             14.70           288     2014
                                                      13.22             15.87           656     2013
                                                      11.13             13.22         1,517     2012
                                                      12.90             11.13         2,105     2011
                                                      11.62             12.90         2,113     2010
                                                       8.86             11.62         5,317     2009
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $23.52            $23.23            --     2018
                                                      18.14             23.52            --     2017
                                                      17.71             18.14            --     2016
                                                      17.00             17.71           112     2015
                                                      15.76             17.00           125     2014
                                                      11.73             15.76            --     2013
                                                      10.50             11.73            --     2012
                                                      10.59             10.50            --     2011
                                                       9.31             10.59            --     2010
                                                       7.06              9.31            --     2009
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $20.62            $18.36            --     2018
                                                      19.33             20.62            --     2017
                                                      16.36             19.33            --     2016
                                                      17.36             16.36            --     2015
                                                      15.66             17.36            --     2014
                                                      12.13             15.66            --     2013
                                                      10.79             12.13            --     2012
                                                      10.90             10.79            --     2011
                                                       9.80             10.90            --     2010
                                                       8.34              9.80            --     2009
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $19.33            $18.60           --      2018
                                                                                  15.65             19.33           --      2017
                                                                                  15.35             15.65           --      2016
                                                                                  14.45             15.35           --      2015
                                                                                  13.08             14.45           --      2014
                                                                                   9.94             13.08           --      2013
                                                                                   8.77              9.94           --      2012
                                                                                  10.00              8.77           --      2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                        $13.84            $12.12           --      2018
                                                                                  11.53             13.84           --      2017
                                                                                  12.33             11.53           --      2016
                                                                                  13.54             12.33           --      2015
                                                                                  12.51             13.54           --      2014
                                                                                   9.78             12.51           --      2013
                                                                                   9.11              9.78           --      2012
                                                                                  10.00              9.11           --      2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                  $23.04            $18.90           --      2018
                                                                                  21.34             23.04           --      2017
                                                                                  18.68             21.34           --      2016
                                                                                  19.48             18.68           --      2015
                                                                                  18.91             19.48           --      2014
                                                                                  14.32             18.91           --      2013
                                                                                  12.88             14.32           --      2012
                                                                                  14.02             12.88           --      2011
                                                                                  11.66             14.02           --      2010
                                                                                   9.20             11.66           --      2009
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $24.00            $19.89           --      2018
                                                                                  21.22             24.00           --      2017
                                                                                  18.74             21.22           --      2016
                                                                                  19.56             18.74           --      2015
                                                                                  17.80             19.56           --      2014
                                                                                  13.45             17.80           --      2013
                                                                                  11.46             13.45           --      2012
                                                                                  11.64             11.46           --      2011
                                                                                   9.34             11.64           --      2010
                                                                                   7.03              9.34           --      2009
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 8.98            $ 8.92          356      2018
                                                                                   9.13              8.98          391      2017
                                                                                   9.31              9.13          352      2016
                                                                                   9.50              9.31          330      2015
                                                                                   9.69              9.50           --      2014
                                                                                   9.88              9.69           --      2013
                                                                                  10.07              9.88           --      2012
                                                                                  10.27             10.07           --      2011
                                                                                  10.48             10.27           --      2010
                                                                                  10.67             10.48           --      2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $21.51            $20.16            --     2018
                                                                                 19.02             21.51            --     2017
                                                                                 17.58             19.02            --     2016
                                                                                 18.52             17.58           451     2015
                                                                                 16.65             18.52           459     2014
                                                                                 12.64             16.65            --     2013
                                                                                 11.51             12.64            --     2012
                                                                                 11.64             11.51            --     2011
                                                                                 10.34             11.64            --     2010
                                                                                  7.88             10.34            --     2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.76            $12.50           292     2018
                                                                                 12.58             12.76           197     2017
                                                                                 11.78             12.58           157     2016
                                                                                 12.13             11.78           168     2015
                                                                                 12.30             12.13           444     2014
                                                                                 12.08             12.30         1,042     2013
                                                                                 11.48             12.08         1,238     2012
                                                                                 11.42             11.48            --     2011
                                                                                 10.67             11.42            --     2010
                                                                                  7.54             10.67         1,281     2009
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $25.87            $23.68            94     2018
                                                                                 21.70             25.87           193     2017
                                                                                 20.54             21.70           135     2016
                                                                                 20.86             20.54           193     2015
                                                                                 19.06             20.86           204     2014
                                                                                 14.84             19.06           543     2013
                                                                                 13.03             14.84         1,345     2012
                                                                                 13.67             13.03         1,344     2011
                                                                                 11.93             13.67         1,490     2010
                                                                                  8.98             11.93         2,850     2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $19.28            $17.29            --     2018
                                                                                 17.45             19.28            --     2017
                                                                                 15.12             17.45            --     2016
                                                                                 16.10             15.12           131     2015
                                                                                 15.14             16.10           132     2014
                                                                                 12.08             15.14           512     2013
                                                                                 10.53             12.08         1,236     2012
                                                                                 10.66             10.53         1,666     2011
                                                                                  9.46             10.66         1,916     2010
                                                                                  7.43              9.46         2,863     2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $30.61            $25.58            87     2018
                                                                                 25.90             30.61            82     2017
                                                                                 23.60             25.90           114     2016
                                                                                 24.47             23.60           168     2015
                                                                                 23.53             24.47           174     2014
                                                                                 17.67             23.53            --     2013
                                                                                 15.73             17.67            --     2012
                                                                                 17.99             15.73            --     2011
                                                                                 14.27             17.99            --     2010
                                                                                 10.42             14.27            --     2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.87            $11.40            --     2018
                                                                         11.72             12.87            --     2017
                                                                         10.56             11.72            --     2016
                                                                         11.48             10.56            --     2015
                                                                         11.39             11.48            --     2014
                                                                          9.38             11.39            --     2013
                                                                          8.30              9.38            --     2012
                                                                          8.59              8.30            --     2011
                                                                          7.95              8.59            --     2010
                                                                          6.23              7.95            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $17.25            $16.19         7,022     2018
                                                                         16.04             17.25        23,331     2017
                                                                         14.35             16.04        31,390     2016
                                                                         15.75             14.35        32,412     2015
                                                                         15.35             15.75        39,095     2014
                                                                         13.74             15.35        39,510     2013
                                                                         12.44             13.74        53,736     2012
                                                                         12.39             12.44        65,228     2011
                                                                         11.22             12.39        89,228     2010
                                                                          8.44             11.22        93,143     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $19.49            $18.83           222     2018
                                                                         15.52             19.49           219     2017
                                                                         16.11             15.52           251     2016
                                                                         15.56             16.11           235     2015
                                                                         14.11             15.56            --     2014
                                                                         11.19             14.11            --     2013
                                                                         10.15             11.19            --     2012
                                                                         10.51             10.15            --     2011
                                                                          9.61             10.51            --     2010
                                                                          7.55              9.61            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $17.43            $15.54            --     2018
                                                                         16.41             17.43            --     2017
                                                                         14.42             16.41            --     2016
                                                                         15.47             14.42           207     2015
                                                                         14.72             15.47           207     2014
                                                                         11.71             14.72           526     2013
                                                                         10.45             11.71         1,276     2012
                                                                         10.77             10.45         1,677     2011
                                                                          9.88             10.77         1,884     2010
                                                                          7.99              9.88            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $14.77            $12.24           680     2018
                                                                         12.91             14.77           628     2017
                                                                         12.28             12.91           955     2016
                                                                         13.39             12.28           983     2015
                                                                         15.37             13.39           558     2014
                                                                         12.75             15.37         1,183     2013
                                                                         11.00             12.75         2,749     2012
                                                                         12.55             11.00         2,130     2011
                                                                         11.81             12.55         2,180     2010
                                                                          8.79             11.81         5,260     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.82            $10.71           137     2018
                                                                        11.04             12.82           131     2017
                                                                        10.27             11.04           268     2016
                                                                        11.20             10.27           578     2015
                                                                        11.75             11.20           571     2014
                                                                         9.16             11.75           883     2013
                                                                         7.72              9.16         2,184     2012
                                                                         8.46              7.72         2,273     2011
                                                                         8.04              8.46         2,407     2010
                                                                         6.25              8.04         5,107     2009
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.53            $13.27         1,593     2018
                                                                        13.32             13.53         1,963     2017
                                                                        13.30             13.32         2,433     2016
                                                                        13.42             13.30         2,262     2015
                                                                        13.04             13.42         1,285     2014
                                                                        13.50             13.04         3,142     2013
                                                                        13.07             13.50         6,649     2012
                                                                        12.40             13.07         8,880     2011
                                                                        11.58             12.40        10,974     2010
                                                                        10.77             11.58         6,243     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $32.23            $27.86           186     2018
                                                                        28.89             32.23           149     2017
                                                                        25.69             28.89            98     2016
                                                                        26.92             25.69           107     2015
                                                                        23.85             26.92            --     2014
                                                                        18.38             23.85            --     2013
                                                                        15.58             18.38            --     2012
                                                                        15.55             15.58            --     2011
                                                                        12.85             15.55            --     2010
                                                                        10.00             12.85            --     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $32.64            $28.18            26     2018
                                                                        28.89             32.64            51     2017
                                                                        24.50             28.89            68     2016
                                                                        26.39             24.50            --     2015
                                                                        24.55             26.39            --     2014
                                                                        17.60             24.55            --     2013
                                                                        14.99             17.60            --     2012
                                                                        16.06             14.99            --     2011
                                                                        12.88             16.06            --     2010
                                                                        10.00             12.88            --     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $23.69            $21.79           475     2018
                                                                        19.75             23.69           352     2017
                                                                        18.16             19.75           496     2016
                                                                        18.36             18.16           491     2015
                                                                        16.44             18.36           522     2014
                                                                        12.31             16.44         1,416     2013
                                                                        10.67             12.31         3,645     2012
                                                                        11.09             10.67         6,552     2011
                                                                         9.96             11.09         7,353     2010
                                                                         7.60              9.96         3,408     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $16.60            $15.32        11,591     2018
                                                                            15.11             16.60        12,063     2017
                                                                            14.16             15.11        12,356     2016
                                                                            14.53             14.16        12,957     2015
                                                                            13.69             14.53        14,408     2014
                                                                            11.76             13.69        15,155     2013
                                                                            10.81             11.76        28,361     2012
                                                                            10.85             10.81        38,546     2011
                                                                            10.09             10.85        38,871     2010
                                                                             8.75             10.09        45,724     2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.63            $12.46           178     2018
                                                                            10.06             12.63           330     2017
                                                                             9.69             10.06           293     2016
                                                                            10.00              9.69            --     2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.85            $10.41            --     2018
                                                                            10.45             10.85            --     2017
                                                                             9.87             10.45            --     2016
                                                                            10.27              9.87            --     2015
                                                                            10.17             10.27            --     2014
                                                                            10.00             10.17            --     2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $19.37            $17.86            --     2018
                                                                            15.62             19.37            --     2017
                                                                            16.32             15.62            --     2016
                                                                            16.12             16.32            --     2015
                                                                            14.28             16.12            --     2014
                                                                            11.25             14.28            --     2013
                                                                            10.08             11.25            --     2012
                                                                            10.43             10.08            --     2011
                                                                             9.74             10.43            --     2010
                                                                             6.89              9.74            --     2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $21.69            $19.54           529     2018
                                                                            18.97             21.69           384     2017
                                                                            17.38             18.97           466     2016
                                                                            17.19             17.38            --     2015
                                                                            15.88             17.19            --     2014
                                                                            12.32             15.88            --     2013
                                                                            10.78             12.32            --     2012
                                                                            11.03             10.78            --     2011
                                                                             9.71             11.03            --     2010
                                                                             7.74              9.71            --     2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           $26.80            $23.50           143     2018
                                                                            23.99             26.80           132     2017
                                                                            20.79             23.99           145     2016
                                                                            22.58             20.79           400     2015
                                                                            20.63             22.58           284     2014
                                                                            14.96             20.63           752     2013
                                                                            12.97             14.96         2,004     2012
                                                                            13.55             12.97         2,689     2011
                                                                            11.23             13.55         2,992     2010
                                                                             8.37             11.23         1,211     2009
--------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $18.37            $17.53           206     2018
                                                                 17.57             18.37           222     2017
                                                                 15.94             17.57           251     2016
                                                                 16.53             15.94           399     2015
                                                                 16.31             16.53           130     2014
                                                                 15.73             16.31           315     2013
                                                                 14.04             15.73           633     2012
                                                                 13.85             14.04         1,246     2011
                                                                 12.34             13.85         1,474     2010
                                                                  8.98             12.34         1,107     2009
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.59            $11.40           751     2018
                                                                 11.66             11.59           823     2017
                                                                 11.73             11.66           724     2016
                                                                 11.92             11.73           946     2015
                                                                 12.06             11.92         1,083     2014
                                                                 12.31             12.06         2,552     2013
                                                                 11.86             12.31         4,860     2012
                                                                 11.97             11.86         5,871     2011
                                                                 11.59             11.97         6,886     2010
                                                                 10.43             11.59        10,206     2009
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    $16.36            $15.02        22,962     2018
                                                                 14.43             16.36        23,565     2017
                                                                 13.84             14.43        33,204     2016
                                                                 14.28             13.84        33,318     2015
                                                                 13.83             14.28        36,464     2014
                                                                 12.27             13.83        37,265     2013
                                                                 11.12             12.27        38,041     2012
                                                                 11.67             11.12        39,010     2011
                                                                 10.86             11.67        38,891     2010
                                                                  9.17             10.86        40,900     2009
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $14.00            $12.82            --     2018
                                                                 12.38             14.00            --     2017
                                                                 11.91             12.38            --     2016
                                                                 12.31             11.91            --     2015
                                                                 11.95             12.31         5,967     2014
                                                                 10.63             11.95         5,998     2013
                                                                  9.66             10.63        10,409     2012
                                                                 10.16              9.66        13,041     2011
                                                                  9.48             10.16        13,226     2010
                                                                  8.02              9.48        13,102     2009
---------------------------------------------------------------------------------------------------------------

         Lifetime Income Plus (for Joint Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $13.06            $11.95         2,442     2018
                                                                        11.55             13.06         2,648     2017
                                                                        11.30             11.55         2,915     2016
                                                                        11.41             11.30         3,085     2015
                                                                        10.89             11.41         3,344     2014
                                                                         9.58             10.89         3,574     2013
                                                                         8.64              9.58         3,807     2012
                                                                         9.11              8.64         4,136     2011
                                                                         8.45              9.11         4,347     2010
                                                                         6.94              8.45         4,676     2009
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $17.80            $16.39           441     2018
                                                                        15.34             17.80           629     2017
                                                                        14.12             15.34           911     2016
                                                                        14.24             14.12            --     2015
                                                                        13.32             14.24            --     2014
                                                                        10.12             13.32            --     2013
                                                                         8.83             10.12            --     2012
                                                                         8.51              8.83            --     2011
                                                                         7.71              8.51            --     2010
                                                                         6.55              7.71         9,298     2009
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $20.80            $20.82            --     2018
                                                                        16.15             20.80            --     2017
                                                                        16.14             16.15            --     2016
                                                                        14.88             16.14            --     2015
                                                                        13.37             14.88            --     2014
                                                                         9.98             13.37            --     2013
                                                                         8.74              9.98            --     2012
                                                                         9.29              8.74            --     2011
                                                                         8.65              9.29            --     2010
                                                                         6.45              8.65            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.58            $16.57            --     2018
                                                                        14.12             17.58            --     2017
                                                                        14.11             14.12            --     2016
                                                                        13.74             14.11            --     2015
                                                                        12.96             13.74            --     2014
                                                                         9.45             12.96            --     2013
                                                                         8.50              9.45            --     2012
                                                                        10.00              8.50            --     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $12.55            $11.49           418     2018
                                                                        11.38             12.55           448     2017
                                                                        11.43             11.38           496     2016
                                                                        11.89             11.43           578     2015
                                                                        10.63             11.89           627     2014
                                                                        10.62             10.63         1,535     2013
                                                                         8.49             10.62         1,538     2012
                                                                         9.31              8.49         1,749     2011
                                                                         8.12              9.31         1,616     2010
                                                                         6.33              8.12         3,525     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.87            $11.28         1,108     2018
                                                      11.70             11.87           940     2017
                                                      11.46             11.70           966     2016
                                                      12.02             11.46           283     2015
                                                      11.89             12.02         1,538     2014
                                                      13.29             11.89         1,693     2013
                                                      12.65             13.29         5,904     2012
                                                      11.58             12.65         5,835     2011
                                                      11.26             11.58         6,359     2010
                                                      10.45             11.26        10,051     2009
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $17.73            $16.15           447     2018
                                                      15.05             17.73           786     2017
                                                      13.56             15.05         1,108     2016
                                                      14.69             13.56            --     2015
                                                      13.35             14.69            --     2014
                                                      10.05             13.35            --     2013
                                                       8.95             10.05            --     2012
                                                       8.88              8.95            --     2011
                                                       7.95              8.88            --     2010
                                                       6.89              7.95            --     2009
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $12.80            $10.61           934     2018
                                                       9.98             12.80           879     2017
                                                      10.79              9.98           848     2016
                                                      10.95             10.79         1,203     2015
                                                      11.85             10.95         1,340     2014
                                                       9.90             11.85         1,406     2013
                                                       8.36              9.90         6,525     2012
                                                       9.71              8.36         6,987     2011
                                                       8.77              9.71         6,135     2010
                                                       6.70              8.77        14,544     2009
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $21.29            $20.97            --     2018
                                                      16.46             21.29            --     2017
                                                      16.11             16.46            --     2016
                                                      15.50             16.11           403     2015
                                                      14.41             15.50           478     2014
                                                      10.75             14.41            --     2013
                                                       9.65             10.75            --     2012
                                                       9.76              9.65            --     2011
                                                       8.60              9.76            --     2010
                                                       6.54              8.60            --     2009
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $17.91            $15.91            --     2018
                                                      16.84             17.91            --     2017
                                                      14.29             16.84            --     2016
                                                      15.20             14.29            --     2015
                                                      13.74             15.20            --     2014
                                                      10.67             13.74            --     2013
                                                       9.52             10.67            --     2012
                                                       9.64              9.52            --     2011
                                                       8.69              9.64            --     2010
                                                       7.41              8.69            --     2009
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $19.00            $18.24            --     2018
                                                                                  15.43             19.00            --     2017
                                                                                  15.17             15.43            --     2016
                                                                                  14.31             15.17            --     2015
                                                                                  12.99             14.31            --     2014
                                                                                   9.90             12.99            --     2013
                                                                                   8.75              9.90            --     2012
                                                                                  10.00              8.75            --     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                        $13.61            $11.88            --     2018
                                                                                  11.36             13.61            --     2017
                                                                                  12.18             11.36            --     2016
                                                                                  13.42             12.18            --     2015
                                                                                  12.43             13.42            --     2014
                                                                                   9.74             12.43            --     2013
                                                                                   9.10              9.74            --     2012
                                                                                  10.00              9.10            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                  $16.69            $13.66            --     2018
                                                                                  15.50             16.69            --     2017
                                                                                  13.61             15.50            --     2016
                                                                                  14.23             13.61            --     2015
                                                                                  13.84             14.23            --     2014
                                                                                  10.51             13.84            --     2013
                                                                                   9.48             10.51            --     2012
                                                                                  10.34              9.48            --     2011
                                                                                   8.62             10.34            --     2010
                                                                                   6.82              8.62            --     2009
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $18.82            $15.55            --     2018
                                                                                  16.68             18.82            --     2017
                                                                                  14.77             16.68            --     2016
                                                                                  15.45             14.77            --     2015
                                                                                  14.10             15.45            --     2014
                                                                                  10.68             14.10            --     2013
                                                                                   9.12             10.68            --     2012
                                                                                   9.29              9.12            --     2011
                                                                                   7.47              9.29            --     2010
                                                                                   5.64              7.47            --     2009
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 8.60            $ 8.52            --     2018
                                                                                   8.76              8.60            --     2017
                                                                                   8.96              8.76            --     2016
                                                                                   9.16              8.96            --     2015
                                                                                   9.37              9.16            --     2014
                                                                                   9.58              9.37            --     2013
                                                                                   9.80              9.58            --     2012
                                                                                  10.01              9.80            --     2011
                                                                                  10.24             10.01            --     2010
                                                                                  10.46             10.24         5,140     2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $18.94            $17.70            --     2018
                                                                                 16.79             18.94            --     2017
                                                                                 15.55             16.79            --     2016
                                                                                 16.42             15.55         1,673     2015
                                                                                 14.80             16.42         1,818     2014
                                                                                 11.27             14.80            --     2013
                                                                                 10.29             11.27            --     2012
                                                                                 10.43             10.29            --     2011
                                                                                  9.28             10.43            --     2010
                                                                                  7.10              9.28            --     2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $11.95            $11.67         1,053     2018
                                                                                 11.81             11.95           697     2017
                                                                                 11.08             11.81           478     2016
                                                                                 11.45             11.08           585     2015
                                                                                 11.64             11.45         1,619     2014
                                                                                 11.46             11.64         1,740     2013
                                                                                 10.92             11.46         4,145     2012
                                                                                 10.88             10.92            --     2011
                                                                                 10.20             10.88            --     2010
                                                                                  7.23             10.20         2,837     2009
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $18.53            $16.92           428     2018
                                                                                 15.58             18.53           901     2017
                                                                                 14.79             15.58           535     2016
                                                                                 15.06             14.79           881     2015
                                                                                 13.79             15.06           993     2014
                                                                                 10.77             13.79         1,202     2013
                                                                                  9.48             10.77         5,911     2012
                                                                                  9.97              9.48         4,674     2011
                                                                                  8.72              9.97         4,533     2010
                                                                                  6.58              8.72         8,312     2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $15.41            $13.79            --     2018
                                                                                 13.99             15.41            --     2017
                                                                                 12.15             13.99            --     2016
                                                                                 12.97             12.15           540     2015
                                                                                 12.23             12.97           576     2014
                                                                                  9.78             12.23         1,014     2013
                                                                                  8.55              9.78         4,888     2012
                                                                                  8.68              8.55         5,258     2011
                                                                                  7.72              8.68         5,241     2010
                                                                                  6.08              7.72         7,420     2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $18.72            $15.60           457     2018
                                                                                 15.88             18.72           450     2017
                                                                                 14.51             15.88           521     2016
                                                                                 15.08             14.51           892     2015
                                                                                 14.54             15.08           994     2014
                                                                                 10.94             14.54            --     2013
                                                                                  9.77             10.94            --     2012
                                                                                 11.20              9.77            --     2011
                                                                                  8.91             11.20            --     2010
                                                                                  6.52              8.91            --     2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.53            $11.07            --     2018
                                                                         11.44             12.53            --     2017
                                                                         10.34             11.44            --     2016
                                                                         11.27             10.34            --     2015
                                                                         11.20             11.27            --     2014
                                                                          9.26             11.20            --     2013
                                                                          8.21              9.26            --     2012
                                                                          8.52              8.21            --     2011
                                                                          7.90              8.52            --     2010
                                                                          6.20              7.90            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.42            $14.43         4,672     2018
                                                                         14.37             15.42         4,946     2017
                                                                         12.89             14.37         5,166     2016
                                                                         14.18             12.89        13,594     2015
                                                                         13.86             14.18        15,845     2014
                                                                         12.44             13.86        18,657     2013
                                                                         11.29             12.44        25,868     2012
                                                                         11.27             11.29        37,748     2011
                                                                         10.23             11.27        47,090     2010
                                                                          7.71             10.23        48,078     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $17.92            $17.27            --     2018
                                                                         14.30             17.92            --     2017
                                                                         14.89             14.30            --     2016
                                                                         14.41             14.89            --     2015
                                                                         13.11             14.41            --     2014
                                                                         10.42             13.11            --     2013
                                                                          9.48             10.42            --     2012
                                                                          9.84              9.48            --     2011
                                                                          9.02              9.84            --     2010
                                                                          7.11              9.02            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.41            $12.81            --     2018
                                                                         13.59             14.41            --     2017
                                                                         11.98             13.59            --     2016
                                                                         12.88             11.98           816     2015
                                                                         12.30             12.88           869     2014
                                                                          9.80             12.30         1,006     2013
                                                                          8.77              9.80         4,895     2012
                                                                          9.06              8.77         5,118     2011
                                                                          8.33              9.06         4,971     2010
                                                                          6.76              8.33            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $11.67            $ 9.65         1,029     2018
                                                                         10.22             11.67           972     2017
                                                                          9.75             10.22         1,915     2016
                                                                         10.66              9.75         2,333     2015
                                                                         12.27             10.66         2,428     2014
                                                                         10.20             12.27         2,369     2013
                                                                          8.82             10.20        11,199     2012
                                                                         10.10              8.82         6,580     2011
                                                                          9.52             10.10         5,956     2010
                                                                          7.10              9.52        13,501     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                              $12.45            $10.37           465     2018
                                                                            10.74             12.45           452     2017
                                                                            10.02             10.74           778     2016
                                                                            10.95             10.02         1,945     2015
                                                                            11.52             10.95         2,034     2014
                                                                             9.01             11.52         1,437     2013
                                                                             7.61              9.01         7,220     2012
                                                                             8.36              7.61         5,763     2011
                                                                             7.96              8.36         5,378     2010
                                                                             6.21              7.96        10,799     2009
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  $13.13            $12.84         4,707     2018
                                                                            12.96             13.13         5,703     2017
                                                                            12.98             12.96         6,325     2016
                                                                            13.12             12.98         6,752     2015
                                                                            12.79             13.12         4,529     2014
                                                                            13.27             12.79         5,044     2013
                                                                            12.88             13.27        21,382     2012
                                                                            12.26             12.88        22,998     2011
                                                                            11.47             12.26        23,981     2010
                                                                            10.70             11.47        12,293     2009
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1              $10.80            $ 9.31           764     2018
                                                                            10.00             10.80           516     2017
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1             $13.17            $11.34           208     2018
                                                                            11.69             13.17           423     2017
                                                                            10.00             11.69           477     2016
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                $23.00            $21.10         1,584     2018
                                                                            19.22             23.00         1,215     2017
                                                                            17.71             19.22         1,444     2016
                                                                            17.96             17.71         1,654     2015
                                                                            16.12             17.96         1,875     2014
                                                                            12.10             16.12         2,319     2013
                                                                            10.52             12.10        11,884     2012
                                                                            10.96             10.52        16,820     2011
                                                                             9.86             10.96        16,530     2010
                                                                             7.54              9.86         7,283     2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $15.27            $14.05         2,074     2018
                                                                            13.93             15.27         2,259     2017
                                                                            13.09             13.93         2,403     2016
                                                                            13.46             13.09         2,661     2015
                                                                            12.72             13.46         2,842     2014
                                                                            10.95             12.72         3,061     2013
                                                                            10.10             10.95         5,037     2012
                                                                            10.16             10.10        10,908     2011
                                                                             9.48             10.16        11,402     2010
                                                                             8.23              9.48        11,640     2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.54            $12.34           589     2018
                                                                            10.01             12.54         1,113     2017
                                                                             9.67             10.01           831     2016
                                                                            10.00              9.67            --     2015
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares              $10.73            $10.27            --     2018
                                                                          10.36             10.73            --     2017
                                                                           9.81             10.36            --     2016
                                                                          10.24              9.81            --     2015
                                                                          10.16             10.24            --     2014
                                                                          10.00             10.16            --     2013
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $16.51            $15.18            --     2018
                                                                          13.34             16.51            --     2017
                                                                          13.98             13.34            --     2016
                                                                          13.84             13.98            --     2015
                                                                          12.29             13.84            --     2014
                                                                           9.71             12.29            --     2013
                                                                           8.73              9.71            --     2012
                                                                           9.05              8.73            --     2011
                                                                           8.47              9.05            --     2010
                                                                           6.01              8.47            --     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.89            $16.08         2,072     2018
                                                                          15.68             17.89         1,548     2017
                                                                          14.41             15.68         1,607     2016
                                                                          14.29             14.41            --     2015
                                                                          13.23             14.29            --     2014
                                                                          10.29             13.23            --     2013
                                                                           9.03             10.29            --     2012
                                                                           9.26              9.03            --     2011
                                                                           8.17              9.26            --     2010
                                                                           6.53              8.17            --     2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $18.17            $15.89           149     2018
                                                                          16.31             18.17           154     2017
                                                                          14.17             16.31           171     2016
                                                                          15.43             14.17         1,375     2015
                                                                          14.13             15.43         1,465     2014
                                                                          10.27             14.13         1,768     2013
                                                                           8.93             10.27         9,488     2012
                                                                           9.35              8.93         9,902     2011
                                                                           7.77              9.35         9,617     2010
                                                                           5.80              7.77         3,801     2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $15.88            $15.12           489     2018
                                                                          15.23             15.88           523     2017
                                                                          13.85             15.23           557     2016
                                                                          14.39             13.85         1,178     2015
                                                                          14.24             14.39           521     2014
                                                                          13.77             14.24           570     2013
                                                                          12.32             13.77         2,311     2012
                                                                          12.19             12.32         3,637     2011
                                                                          10.89             12.19         3,659     2010
                                                                           7.94             10.89         2,662     2009
------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.32            $11.10           676     2018
                                                                 11.42             11.32           735     2017
                                                                 11.51             11.42           494     2016
                                                                 11.73             11.51         1,414     2015
                                                                 11.90             11.73         3,790     2014
                                                                 12.18             11.90         4,072     2013
                                                                 11.77             12.18        15,561     2012
                                                                 11.90             11.77        15,089     2011
                                                                 11.55             11.90        14,884     2010
                                                                 10.43             11.55        19,710     2009
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $13.59            $12.41         5,464     2018
                                                                 12.05             13.59         5,622     2017
                                                                 11.62             12.05         6,131     2016
                                                                 12.04             11.62         6,404     2015
                                                                 11.72             12.04         9,360     2014
                                                                 10.45             11.72        12,155     2013
                                                                  9.52             10.45        20,222     2012
                                                                 10.04              9.52        29,722     2011
                                                                  9.39             10.04        37,931     2010
                                                                  7.96              9.39        48,244     2009
---------------------------------------------------------------------------------------------------------------

       Lifetime Income Plus 2007 (for Joint Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $12.92            $11.81          --       2018
                                                                        11.44             12.92          --       2017
                                                                        11.21             11.44          --       2016
                                                                        11.32             11.21          --       2015
                                                                        10.82             11.32          --       2014
                                                                         9.53             10.82          --       2013
                                                                         8.60              9.53          --       2012
                                                                         9.08              8.60          --       2011
                                                                         8.43              9.08          --       2010
                                                                         6.93              8.43          --       2009
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $15.98            $14.70          --       2018
                                                                        13.79             15.98          --       2017
                                                                        12.71             13.79          --       2016
                                                                        12.82             12.71          --       2015
                                                                        12.01             12.82          --       2014
                                                                         9.13             12.01          --       2013
                                                                         7.97              9.13          --       2012
                                                                         7.69              7.97          --       2011
                                                                         6.98              7.69          --       2010
                                                                         5.94              6.98          --       2009
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $20.71            $20.70          --       2018
                                                                        16.09             20.71          --       2017
                                                                        16.09             16.09          --       2016
                                                                        14.86             16.09          --       2015
                                                                        13.36             14.86          --       2014
                                                                         9.98             13.36          --       2013
                                                                         8.75              9.98          --       2012
                                                                         9.31              8.75          --       2011
                                                                         8.68              9.31          --       2010
                                                                         6.48              8.68          --       2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.46            $16.44          --       2018
                                                                        14.04             17.46          --       2017
                                                                        14.05             14.04          --       2016
                                                                        13.69             14.05          --       2015
                                                                        12.92             13.69          --       2014
                                                                         9.44             12.92          --       2013
                                                                         8.49              9.44          --       2012
                                                                        10.00              8.49          --       2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $ 9.31            $ 8.52          --       2018
                                                                         8.45              9.31          --       2017
                                                                         8.50              8.45          --       2016
                                                                         8.85              8.50          --       2015
                                                                         7.92              8.85          --       2014
                                                                         7.92              7.92          --       2013
                                                                         6.34              7.92          --       2012
                                                                         6.95              6.34          --       2011
                                                                         6.07              6.95          --       2010
                                                                         4.74              6.07          --       2009
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.50            $10.91          --       2018
                                                      11.35             11.50          --       2017
                                                      11.13             11.35          --       2016
                                                      11.68             11.13          --       2015
                                                      11.57             11.68          --       2014
                                                      12.94             11.57          --       2013
                                                      12.34             12.94          --       2012
                                                      11.30             12.34          --       2011
                                                      11.00             11.30          --       2010
                                                      10.22             11.00          --       2009
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $15.09            $13.73          --       2018
                                                      12.82             15.09          --       2017
                                                      11.56             12.82          --       2016
                                                      12.54             11.56          --       2015
                                                      11.41             12.54          --       2014
                                                       8.60             11.41          --       2013
                                                       7.67              8.60          --       2012
                                                       7.61              7.67          --       2011
                                                       6.82              7.61          --       2010
                                                       5.91              6.82          --       2009
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $10.98            $ 9.10          --       2018
                                                       8.57             10.98          --       2017
                                                       9.28              8.57          --       2016
                                                       9.43              9.28          --       2015
                                                      10.21              9.43          --       2014
                                                       8.54             10.21          --       2013
                                                       7.21              8.54          --       2012
                                                       8.39              7.21          --       2011
                                                       7.58              8.39          --       2010
                                                       5.80              7.58          --       2009
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $21.10            $20.76          --       2018
                                                      16.33             21.10          --       2017
                                                      16.00             16.33          --       2016
                                                      15.41             16.00          --       2015
                                                      14.34             15.41          --       2014
                                                      10.71             14.34          --       2013
                                                       9.62             10.71          --       2012
                                                       9.74              9.62          --       2011
                                                       8.59              9.74          --       2010
                                                       6.54              8.59          --       2009
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $15.21            $13.50          --       2018
                                                      14.32             15.21          --       2017
                                                      12.16             14.32          --       2016
                                                      12.95             12.16          --       2015
                                                      11.72             12.95          --       2014
                                                       9.11             11.72          --       2013
                                                       8.14              9.11          --       2012
                                                       8.25              8.14          --       2011
                                                       7.44              8.25          --       2010
                                                       6.35              7.44          --       2009
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $18.87            $18.09          --       2018
                                                                                  15.34             18.87          --       2017
                                                                                  15.09             15.34          --       2016
                                                                                  14.26             15.09          --       2015
                                                                                  12.95             14.26          --       2014
                                                                                   9.88             12.95          --       2013
                                                                                   8.75              9.88          --       2012
                                                                                  10.00              8.75          --       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                        $13.52            $11.79          --       2018
                                                                                  11.30             13.52          --       2017
                                                                                  12.12             11.30          --       2016
                                                                                  13.36             12.12          --       2015
                                                                                  12.40             13.36          --       2014
                                                                                   9.72             12.40          --       2013
                                                                                   9.09              9.72          --       2012
                                                                                  10.00              9.09          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                  $15.00            $12.26          --       2018
                                                                                  13.94             15.00          --       2017
                                                                                  12.25             13.94          --       2016
                                                                                  12.82             12.25          --       2015
                                                                                  12.49             12.82          --       2014
                                                                                   9.49             12.49          --       2013
                                                                                   8.56              9.49          --       2012
                                                                                   9.36              8.56          --       2011
                                                                                   7.81              9.36          --       2010
                                                                                   6.18              7.81          --       2009
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $17.75            $14.65          --       2018
                                                                                  15.74             17.75          --       2017
                                                                                  13.95             15.74          --       2016
                                                                                  14.62             13.95          --       2015
                                                                                  13.35             14.62          --       2014
                                                                                  10.12             13.35          --       2013
                                                                                   8.66             10.12          --       2012
                                                                                   8.82              8.66          --       2011
                                                                                   7.11              8.82          --       2010
                                                                                   5.37              7.11          --       2009
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 8.30            $ 8.21          --       2018
                                                                                   8.46              8.30          --       2017
                                                                                   8.66              8.46          --       2016
                                                                                   8.86              8.66          --       2015
                                                                                   9.07              8.86          --       2014
                                                                                   9.29              9.07          --       2013
                                                                                   9.51              9.29          --       2012
                                                                                   9.73              9.51          --       2011
                                                                                   9.96              9.73          --       2010
                                                                                  10.18              9.96          --       2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $17.06            $15.93          --       2018
                                                                                 15.14             17.06          --       2017
                                                                                 14.04             15.14          --       2016
                                                                                 14.84             14.04          --       2015
                                                                                 13.39             14.84          --       2014
                                                                                 10.20             13.39          --       2013
                                                                                  9.33             10.20          --       2012
                                                                                  9.46              9.33          --       2011
                                                                                  8.43              9.46          --       2010
                                                                                  6.45              8.43          --       2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $11.59            $11.32          --       2018
                                                                                 11.47             11.59          --       2017
                                                                                 10.78             11.47          --       2016
                                                                                 11.14             10.78          --       2015
                                                                                 11.34             11.14          --       2014
                                                                                 11.18             11.34          --       2013
                                                                                 10.66             11.18          --       2012
                                                                                 10.64             10.66          --       2011
                                                                                  9.98             10.64          --       2010
                                                                                  7.08              9.98          --       2009
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $17.83            $16.26          --       2018
                                                                                 15.01             17.83          --       2017
                                                                                 14.26             15.01          --       2016
                                                                                 14.54             14.26          --       2015
                                                                                 13.33             14.54          --       2014
                                                                                 10.42             13.33          --       2013
                                                                                  9.18             10.42          --       2012
                                                                                  9.66              9.18          --       2011
                                                                                  8.46              9.66          --       2010
                                                                                  6.39              8.46          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $13.91            $12.42          --       2018
                                                                                 12.63             13.91          --       2017
                                                                                 10.98             12.63          --       2016
                                                                                 11.74             10.98          --       2015
                                                                                 11.08             11.74          --       2014
                                                                                  8.87             11.08          --       2013
                                                                                  7.76              8.87          --       2012
                                                                                  7.89              7.76          --       2011
                                                                                  7.02              7.89          --       2010
                                                                                  5.54              7.02          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $18.81            $15.66          --       2018
                                                                                 15.97             18.81          --       2017
                                                                                 14.60             15.97          --       2016
                                                                                 15.19             14.60          --       2015
                                                                                 14.67             15.19          --       2014
                                                                                 11.05             14.67          --       2013
                                                                                  9.87             11.05          --       2012
                                                                                 11.33              9.87          --       2011
                                                                                  9.02             11.33          --       2010
                                                                                  6.61              9.02          --       2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.40            $10.94          --       2018
                                                                         11.33             12.40          --       2017
                                                                         10.25             11.33          --       2016
                                                                         11.18             10.25          --       2015
                                                                         11.13             11.18          --       2014
                                                                          9.20             11.13          --       2013
                                                                          8.17              9.20          --       2012
                                                                          8.49              8.17          --       2011
                                                                          7.88              8.49          --       2010
                                                                          6.20              7.88          --       2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $13.83            $12.92          --       2018
                                                                         12.90             13.83          --       2017
                                                                         11.58             12.90          --       2016
                                                                         12.75             11.58          --       2015
                                                                         12.48             12.75          --       2014
                                                                         11.21             12.48          --       2013
                                                                         10.18             11.21          --       2012
                                                                         10.18             10.18          --       2011
                                                                          9.25             10.18          --       2010
                                                                          6.98              9.25          --       2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $15.59            $15.01          --       2018
                                                                         12.45             15.59          --       2017
                                                                         12.98             12.45          --       2016
                                                                         12.58             12.98          --       2015
                                                                         11.45             12.58          --       2014
                                                                          9.11             11.45          --       2013
                                                                          8.30              9.11          --       2012
                                                                          8.62              8.30          --       2011
                                                                          7.91              8.62          --       2010
                                                                          6.24              7.91          --       2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.12            $11.65          --       2018
                                                                         12.39             13.12          --       2017
                                                                         10.93             12.39          --       2016
                                                                         11.76             10.93          --       2015
                                                                         11.24             11.76          --       2014
                                                                          8.97             11.24          --       2013
                                                                          8.04              8.97          --       2012
                                                                          8.31              8.04          --       2011
                                                                          7.65              8.31          --       2010
                                                                          6.21              7.65          --       2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $10.07            $ 8.32          --       2018
                                                                          8.83             10.07          --       2017
                                                                          8.43              8.83          --       2016
                                                                          9.23              8.43          --       2015
                                                                         10.63              9.23          --       2014
                                                                          8.85             10.63          --       2013
                                                                          7.66              8.85          --       2012
                                                                          8.78              7.66          --       2011
                                                                          8.29              8.78          --       2010
                                                                          6.19              8.29          --       2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                              $11.22            $ 9.33          --       2018
                                                                             9.69             11.22          --       2017
                                                                             9.05              9.69          --       2016
                                                                             9.90              9.05          --       2015
                                                                            10.43              9.90          --       2014
                                                                             8.16             10.43          --       2013
                                                                             6.90              8.16          --       2012
                                                                             7.59              6.90          --       2011
                                                                             7.23              7.59          --       2010
                                                                             5.65              7.23          --       2009
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  $12.35            $12.07          --       2018
                                                                            12.20             12.35          --       2017
                                                                            12.23             12.20          --       2016
                                                                            12.38             12.23          --       2015
                                                                            12.08             12.38          --       2014
                                                                            12.54             12.08          --       2013
                                                                            12.19             12.54          --       2012
                                                                            11.61             12.19          --       2011
                                                                            10.88             11.61          --       2010
                                                                            10.15             10.88          --       2009
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                $19.58            $17.95          --       2018
                                                                            16.38             19.58          --       2017
                                                                            15.11             16.38          --       2016
                                                                            15.34             15.11          --       2015
                                                                            13.78             15.34          --       2014
                                                                            10.36             13.78          --       2013
                                                                             9.01             10.36          --       2012
                                                                             9.40              9.01          --       2011
                                                                             8.47              9.40          --       2010
                                                                             6.48              8.47          --       2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $14.14            $13.00          --       2018
                                                                            12.92             14.14          --       2017
                                                                            12.15             12.92          --       2016
                                                                            12.51             12.15          --       2015
                                                                            11.83             12.51          --       2014
                                                                            10.19             11.83          --       2013
                                                                             9.41             10.19          --       2012
                                                                             9.48              9.41          --       2011
                                                                             8.85              9.48          --       2010
                                                                             7.69              8.85          --       2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.51            $12.29          --       2018
                                                                             9.99             12.51          --       2017
                                                                             9.66              9.99          --       2016
                                                                            10.00              9.66          --       2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.68            $10.21          --       2018
                                                                            10.32             10.68          --       2017
                                                                             9.78             10.32          --       2016
                                                                            10.22              9.78          --       2015
                                                                            10.16             10.22          --       2014
                                                                            10.00             10.16          --       2013
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $15.91            $14.62          --       2018
                                                                          12.88             15.91          --       2017
                                                                          13.51             12.88          --       2016
                                                                          13.39             13.51          --       2015
                                                                          11.90             13.39          --       2014
                                                                           9.41             11.90          --       2013
                                                                           8.46              9.41          --       2012
                                                                           8.78              8.46          --       2011
                                                                           8.24              8.78          --       2010
                                                                           5.85              8.24          --       2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $16.53            $14.84          --       2018
                                                                          14.51             16.53          --       2017
                                                                          13.34             14.51          --       2016
                                                                          13.24             13.34          --       2015
                                                                          12.28             13.24          --       2014
                                                                           9.56             12.28          --       2013
                                                                           8.39              9.56          --       2012
                                                                           8.62              8.39          --       2011
                                                                           7.61              8.62          --       2010
                                                                           6.09              7.61          --       2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $18.16            $15.87          --       2018
                                                                          16.32             18.16          --       2017
                                                                          14.19             16.32          --       2016
                                                                          15.47             14.19          --       2015
                                                                          14.18             15.47          --       2014
                                                                          10.32             14.18          --       2013
                                                                           8.98             10.32          --       2012
                                                                           9.41              8.98          --       2011
                                                                           7.83              9.41          --       2010
                                                                           5.85              7.83          --       2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $15.02            $14.29          --       2018
                                                                          14.42             15.02          --       2017
                                                                          13.13             14.42          --       2016
                                                                          13.66             13.13          --       2015
                                                                          13.53             13.66          --       2014
                                                                          13.10             13.53          --       2013
                                                                          11.73             13.10          --       2012
                                                                          11.62             11.73          --       2011
                                                                          10.39             11.62          --       2010
                                                                           7.58             10.39          --       2009
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $10.97            $10.75          --       2018
                                                                          11.07             10.97          --       2017
                                                                          11.18             11.07          --       2016
                                                                          11.40             11.18          --       2015
                                                                          11.57             11.40          --       2014
                                                                          11.86             11.57          --       2013
                                                                          11.47             11.86          --       2012
                                                                          11.61             11.47          --       2011
                                                                          11.29             11.61          --       2010
                                                                          10.20             11.29          --       2009
------------------------------------------------------------------------------------------------------------------------

                                                                                         Number of
                                                       Accumulation      Accumulation  Accumulation
                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                         Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares              $12.71            $11.59          --       2018
                                                           11.28             12.71          --       2017
                                                           10.89             11.28          --       2016
                                                           11.29             10.89          --       2015
                                                           11.00             11.29          --       2014
                                                            9.82             11.00          --       2013
                                                            8.96              9.82          --       2012
                                                            9.46              8.96          --       2011
                                                            8.85              9.46          --       2010
                                                            7.52              8.85          --       2009
---------------------------------------------------------------------------------------------------------

      Lifetime Income Plus 2007 (for Single Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $13.06            $11.95           --      2018
                                                                        11.55             13.06           --      2017
                                                                        11.30             11.55           --      2016
                                                                        11.41             11.30           --      2015
                                                                        10.89             11.41           --      2014
                                                                         9.58             10.89           --      2013
                                                                         8.64              9.58           --      2012
                                                                         9.11              8.64           --      2011
                                                                         8.45              9.11           --      2010
                                                                         6.94              8.45           --      2009
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $19.40            $17.86           41      2018
                                                                        16.72             19.40           62      2017
                                                                        15.39             16.72           88      2016
                                                                        15.52             15.39           --      2015
                                                                        14.52             15.52           --      2014
                                                                        11.03             14.52           --      2013
                                                                         9.62             11.03           --      2012
                                                                         9.27              9.62           --      2011
                                                                         8.40              9.27           --      2010
                                                                         7.14              8.40          225      2009
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $22.41            $22.42           --      2018
                                                                        17.40             22.41           --      2017
                                                                        17.38             17.40           --      2016
                                                                        16.03             17.38           --      2015
                                                                        14.40             16.03           --      2014
                                                                        10.75             14.40           --      2013
                                                                         9.42             10.75           --      2012
                                                                        10.00              9.42           --      2011
                                                                         9.31             10.00           --      2010
                                                                         6.94              9.31           --      2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.58            $16.57           --      2018
                                                                        14.12             17.58           --      2017
                                                                        14.11             14.12           --      2016
                                                                        13.74             14.11           --      2015
                                                                        12.96             13.74           --      2014
                                                                         9.45             12.96           --      2013
                                                                         8.50              9.45           --      2012
                                                                        10.00              8.50           --      2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $ 9.41            $ 8.62           57      2018
                                                                         8.54              9.41           64      2017
                                                                         8.57              8.54           69      2016
                                                                         8.92              8.57           73      2015
                                                                         7.98              8.92           79      2014
                                                                         7.96              7.98          187      2013
                                                                         6.37              7.96           45      2012
                                                                         6.98              6.37           55      2011
                                                                         6.09              6.98           55      2010
                                                                         4.75              6.09          125      2009
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.62            $11.05          111      2018
                                                      11.46             11.62          102      2017
                                                      11.23             11.46          103      2016
                                                      11.77             11.23           28      2015
                                                      11.65             11.77          152      2014
                                                      13.02             11.65          160      2013
                                                      12.40             13.02          136      2012
                                                      11.34             12.40          141      2011
                                                      11.03             11.34          170      2010
                                                      10.23             11.03          277      2009
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $15.26            $13.89           53      2018
                                                      12.95             15.26           98      2017
                                                      11.66             12.95          137      2016
                                                      12.64             11.66           --      2015
                                                      11.48             12.64           --      2014
                                                       8.65             11.48           --      2013
                                                       7.70              8.65           --      2012
                                                       7.64              7.70           --      2011
                                                       6.84              7.64           --      2010
                                                       5.92              6.84           --      2009
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $11.10            $ 9.21          107      2018
                                                       8.65             11.10          108      2017
                                                       9.36              8.65          102      2016
                                                       9.50              9.36          133      2015
                                                      10.28              9.50          149      2014
                                                       8.59             10.28          146      2013
                                                       7.25              8.59          165      2012
                                                       8.42              7.25          193      2011
                                                       7.60              8.42          182      2010
                                                       5.81              7.60          452      2009
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $21.33            $21.01           --      2018
                                                      16.49             21.33           --      2017
                                                      16.14             16.49           --      2016
                                                      15.53             16.14           39      2015
                                                      14.44             15.53           46      2014
                                                      10.77             14.44           --      2013
                                                       9.67             10.77           --      2012
                                                       9.78              9.67           --      2011
                                                       8.61              9.78           --      2010
                                                       6.55              8.61           --      2009
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $15.38            $13.66           --      2018
                                                      14.46             15.38           --      2017
                                                      12.27             14.46           --      2016
                                                      13.06             12.27           --      2015
                                                      11.80             13.06           --      2014
                                                       9.16             11.80           --      2013
                                                       8.18              9.16           --      2012
                                                       8.28              8.18           --      2011
                                                       7.46              8.28           --      2010
                                                       6.37              7.46           --      2009
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $19.00            $18.24           --      2018
                                                                                  15.43             19.00           --      2017
                                                                                  15.17             15.43           --      2016
                                                                                  14.31             15.17           --      2015
                                                                                  12.99             14.31           --      2014
                                                                                   9.90             12.99           --      2013
                                                                                   8.75              9.90           --      2012
                                                                                  10.00              8.75           --      2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                        $13.61            $11.88           --      2018
                                                                                  11.36             13.61           --      2017
                                                                                  12.18             11.36           --      2016
                                                                                  13.42             12.18           --      2015
                                                                                  12.43             13.42           --      2014
                                                                                   9.74             12.43           --      2013
                                                                                   9.10              9.74           --      2012
                                                                                  10.00              9.10           --      2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                  $15.16            $12.41           --      2018
                                                                                  14.08             15.16           --      2017
                                                                                  12.36             14.08           --      2016
                                                                                  12.92             12.36           --      2015
                                                                                  12.57             12.92           --      2014
                                                                                   9.54             12.57           --      2013
                                                                                   8.61              9.54           --      2012
                                                                                   9.39              8.61           --      2011
                                                                                   7.83              9.39           --      2010
                                                                                   6.19              7.83           --      2009
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $17.94            $14.83           --      2018
                                                                                  15.90             17.94           --      2017
                                                                                  14.08             15.90           --      2016
                                                                                  14.73             14.08           --      2015
                                                                                  13.44             14.73           --      2014
                                                                                  10.18             13.44           --      2013
                                                                                   8.70             10.18           --      2012
                                                                                   8.86              8.70           --      2011
                                                                                   7.13              8.86           --      2010
                                                                                   5.38              7.13           --      2009
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 8.39            $ 8.31           --      2018
                                                                                   8.55              8.39           --      2017
                                                                                   8.74              8.55           --      2016
                                                                                   8.93              8.74           --      2015
                                                                                   9.14              8.93           --      2014
                                                                                   9.34              9.14           --      2013
                                                                                   9.55              9.34           --      2012
                                                                                   9.77              9.55           --      2011
                                                                                   9.98              9.77           --      2010
                                                                                  10.20              9.98          678      2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $17.25            $16.12           --      2018
                                                                                 15.29             17.25           --      2017
                                                                                 14.16             15.29           --      2016
                                                                                 14.96             14.16          176      2015
                                                                                 13.48             14.96          189      2014
                                                                                 10.26             13.48           --      2013
                                                                                  9.37             10.26           --      2012
                                                                                  9.50              9.37           --      2011
                                                                                  8.46              9.50           --      2010
                                                                                  6.46              8.46           --      2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.12            $11.85          103      2018
                                                                                 11.98             12.12           73      2017
                                                                                 11.25             11.98           49      2016
                                                                                 11.62             11.25           56      2015
                                                                                 11.81             11.62          154      2014
                                                                                 11.63             11.81          158      2013
                                                                                 11.08             11.63           92      2012
                                                                                 11.05             11.08           --      2011
                                                                                 10.35             11.05           --      2010
                                                                                  7.33             10.35           74      2009
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $21.07            $19.24           38      2018
                                                                                 17.72             21.07           85      2017
                                                                                 16.82             17.72           50      2016
                                                                                 17.12             16.82           74      2015
                                                                                 15.68             17.12           83      2014
                                                                                 12.24             15.68           96      2013
                                                                                 10.78             12.24          116      2012
                                                                                 11.34             10.78           97      2011
                                                                                  9.91             11.34          101      2010
                                                                                  7.48              9.91          191      2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $17.31            $15.49           --      2018
                                                                                 15.71             17.31           --      2017
                                                                                 13.65             15.71           --      2016
                                                                                 14.57             13.65           46      2015
                                                                                 13.74             14.57           49      2014
                                                                                 10.99             13.74           82      2013
                                                                                  9.60             10.99           97      2012
                                                                                  9.75              9.60          109      2011
                                                                                  8.68              9.75          118      2010
                                                                                  6.83              8.68          175      2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $22.42            $18.69           39      2018
                                                                                 19.02             22.42           40      2017
                                                                                 17.37             19.02           47      2016
                                                                                 18.06             17.37           72      2015
                                                                                 17.41             18.06           78      2014
                                                                                 13.11             17.41           --      2013
                                                                                 11.70             13.11           --      2012
                                                                                 13.42             11.70           --      2011
                                                                                 10.67             13.42           --      2010
                                                                                  7.81             10.67           --      2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.53            $11.07            --     2018
                                                                         11.44             12.53            --     2017
                                                                         10.34             11.44            --     2016
                                                                         11.27             10.34            --     2015
                                                                         11.20             11.27            --     2014
                                                                          9.26             11.20            --     2013
                                                                          8.21              9.26            --     2012
                                                                          8.52              8.21            --     2011
                                                                          7.90              8.52            --     2010
                                                                          6.20              7.90            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.00            $14.97           916     2018
                                                                         14.92             16.00         1,080     2017
                                                                         13.37             14.92         1,206     2016
                                                                         14.71             13.37         1,429     2015
                                                                         14.38             14.71         1,548     2014
                                                                         12.91             14.38         1,701     2013
                                                                         11.71             12.91         1,870     2012
                                                                         11.70             11.71         2,059     2011
                                                                         10.62             11.70         2,325     2010
                                                                          8.00             10.62         2,574     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $15.76            $15.19            --     2018
                                                                         12.58             15.76            --     2017
                                                                         13.10             12.58            --     2016
                                                                         12.68             13.10            --     2015
                                                                         11.53             12.68            --     2014
                                                                          9.16             11.53            --     2013
                                                                          8.34              9.16            --     2012
                                                                          8.65              8.34            --     2011
                                                                          7.93              8.65            --     2010
                                                                          6.25              7.93            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.41            $12.81            --     2018
                                                                         13.59             14.41            --     2017
                                                                         11.98             13.59            --     2016
                                                                         12.88             11.98            78     2015
                                                                         12.30             12.88            83     2014
                                                                          9.80             12.30            91     2013
                                                                          8.77              9.80           109     2012
                                                                          9.06              8.77           120     2011
                                                                          8.33              9.06           127     2010
                                                                          6.76              8.33            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $10.18            $ 8.42           116     2018
                                                                          8.92             10.18           120     2017
                                                                          8.51              8.92           232     2016
                                                                          9.31              8.51           257     2015
                                                                         10.71              9.31           268     2014
                                                                          8.90             10.71           245     2013
                                                                          7.70              8.90           279     2012
                                                                          8.81              7.70           182     2011
                                                                          8.31              8.81           174     2010
                                                                          6.20              8.31           415     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                              $12.45            $10.37           47      2018
                                                                            10.74             12.45           49      2017
                                                                            10.02             10.74           82      2016
                                                                            10.95             10.02          187      2015
                                                                            11.52             10.95          195      2014
                                                                             9.01             11.52          130      2013
                                                                             7.61              9.01          158      2012
                                                                             8.36              7.61          138      2011
                                                                             7.96              8.36          138      2010
                                                                             6.21              7.96          287      2009
--------------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  $12.48            $12.21          482      2018
                                                                            12.32             12.48          635      2017
                                                                            12.34             12.32          694      2016
                                                                            12.48             12.34          689      2015
                                                                            12.16             12.48          458      2014
                                                                            12.62             12.16          491      2013
                                                                            12.25             12.62          507      2012
                                                                            11.65             12.25          571      2011
                                                                            10.91             11.65          659      2010
                                                                            10.17             10.91          349      2009
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1              $10.80            $ 9.31           79      2018
                                                                            10.00             10.80           55      2017
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1             $13.17            $11.34           22      2018
                                                                            11.69             13.17           45      2017
                                                                            10.00             11.69           50      2016
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                $19.79            $18.16          189      2018
                                                                            16.54             19.79          152      2017
                                                                            15.25             16.54          178      2016
                                                                            15.46             15.25          184      2015
                                                                            13.88             15.46          206      2014
                                                                            10.42             13.88          244      2013
                                                                             9.05             10.42          307      2012
                                                                             9.43              9.05          464      2011
                                                                             8.49              9.43          488      2010
                                                                             6.49              8.49          223      2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $15.91            $14.65           --      2018
                                                                            14.52             15.91           --      2017
                                                                            13.64             14.52           --      2016
                                                                            14.03             13.64           --      2015
                                                                            13.26             14.03           --      2014
                                                                            11.42             13.26           --      2013
                                                                            10.52             11.42           --      2012
                                                                            10.59             10.52           --      2011
                                                                             9.88             10.59           --      2010
                                                                             8.58              9.88           --      2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.54            $12.34           60      2018
                                                                            10.01             12.54          119      2017
                                                                             9.67             10.01           88      2016
                                                                            10.00              9.67           --      2015
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares              $10.73            $10.27           --      2018
                                                                          10.36             10.73           --      2017
                                                                           9.81             10.36           --      2016
                                                                          10.24              9.81           --      2015
                                                                          10.16             10.24           --      2014
                                                                          10.00             10.16           --      2013
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $18.09            $16.63           --      2018
                                                                          14.62             18.09           --      2017
                                                                          15.32             14.62           --      2016
                                                                          15.17             15.32           --      2015
                                                                          13.47             15.17           --      2014
                                                                          10.64             13.47           --      2013
                                                                           9.56             10.64           --      2012
                                                                           9.91              9.56           --      2011
                                                                           9.29              9.91           --      2010
                                                                           6.59              9.29           --      2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $19.67            $17.68          194      2018
                                                                          17.24             19.67          151      2017
                                                                          15.84             17.24          154      2016
                                                                          15.71             15.84           --      2015
                                                                          14.55             15.71           --      2014
                                                                          11.32             14.55           --      2013
                                                                           9.92             11.32           --      2012
                                                                          10.18              9.92           --      2011
                                                                           8.99             10.18           --      2010
                                                                           7.18              8.99           --      2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $21.70            $18.99           13      2018
                                                                          19.48             21.70           14      2017
                                                                          16.93             19.48           15      2016
                                                                          18.43             16.93          110      2015
                                                                          16.88             18.43          115      2014
                                                                          12.27             16.88          133      2013
                                                                          10.66             12.27          174      2012
                                                                          11.17             10.66          197      2011
                                                                           9.28             11.17          205      2010
                                                                           6.93              9.28           81      2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $16.32            $15.54           47      2018
                                                                          15.65             16.32           54      2017
                                                                          14.23             15.65           57      2016
                                                                          14.80             14.23          111      2015
                                                                          14.64             14.80           48      2014
                                                                          14.16             14.64           51      2013
                                                                          12.67             14.16           50      2012
                                                                          12.53             12.67           83      2011
                                                                          11.19             12.53           92      2010
                                                                           8.16             11.19           68      2009
------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.27            $11.06            66     2018
                                                                 11.37             11.27            78     2017
                                                                 11.47             11.37            52     2016
                                                                 11.69             11.47           137     2015
                                                                 11.85             11.69           366     2014
                                                                 12.13             11.85           378     2013
                                                                 11.72             12.13           351     2012
                                                                 11.85             11.72           358     2011
                                                                 11.51             11.85           389     2010
                                                                 10.38             11.51           531     2009
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $13.59            $12.41         1,112     2018
                                                                 12.05             13.59         1,272     2017
                                                                 11.62             12.05         1,491     2016
                                                                 12.04             11.62         1,633     2015
                                                                 11.72             12.04         1,885     2014
                                                                 10.45             11.72         2,090     2013
                                                                  9.52             10.45         2,308     2012
                                                                 10.04              9.52         2,545     2011
                                                                  9.39             10.04         2,704     2010
                                                                  7.96              9.39         2,916     2009
---------------------------------------------------------------------------------------------------------------

                       Lifetime Income Plus 2008 Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $13.56            $12.50          --       2018
                                                                        11.90             13.56          --       2017
                                                                        11.56             11.90          --       2016
                                                                        11.58             11.56          --       2015
                                                                        10.97             11.58          --       2014
                                                                         9.57             10.97          --       2013
                                                                         8.57              9.57          --       2012
                                                                         8.97              8.57          --       2011
                                                                         8.25              8.97          --       2010
                                                                         6.73              8.25          --       2009
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $16.54            $15.34          --       2018
                                                                        14.15             16.54          --       2017
                                                                        12.92             14.15          --       2016
                                                                        12.93             12.92          --       2015
                                                                        12.00             12.93          --       2014
                                                                         9.05             12.00          --       2013
                                                                         7.83              9.05          --       2012
                                                                         7.49              7.83          --       2011
                                                                         6.74              7.49          --       2010
                                                                         5.68              6.74          --       2009
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $20.06            $20.22          --       2018
                                                                        15.46             20.06          --       2017
                                                                        15.32             15.46          --       2016
                                                                        14.02             15.32          --       2015
                                                                        12.50             14.02          --       2014
                                                                         9.26             12.50          --       2013
                                                                         8.05              9.26          --       2012
                                                                         8.49              8.05          --       2011
                                                                         7.84              8.49          --       2010
                                                                         5.80              7.84          --       2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $18.50            $17.57          --       2018
                                                                        14.74             18.50          --       2017
                                                                        14.63             14.74          --       2016
                                                                        14.13             14.63          --       2015
                                                                        13.23             14.13          --       2014
                                                                         9.58             13.23          --       2013
                                                                         8.54              9.58          --       2012
                                                                        10.00              8.54          --       2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $10.64            $ 9.82          --       2018
                                                                         9.57             10.64          --       2017
                                                                         9.54              9.57          --       2016
                                                                         9.85              9.54          --       2015
                                                                         8.74              9.85          --       2014
                                                                         8.66              8.74          --       2013
                                                                         6.88              8.66          --       2012
                                                                         7.48              6.88          --       2011
                                                                         6.47              7.48          --       2010
                                                                         5.01              6.47          --       2009
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.99            $11.48          --       2018
                                                      11.73             11.99          --       2017
                                                      11.40             11.73          --       2016
                                                      11.86             11.40          --       2015
                                                      11.65             11.86          --       2014
                                                      12.92             11.65          --       2013
                                                      12.21             12.92          --       2012
                                                      11.09             12.21          --       2011
                                                      10.70             11.09          --       2010
                                                       9.85             10.70          --       2009
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $17.18            $15.76          --       2018
                                                      14.46             17.18          --       2017
                                                      12.93             14.46          --       2016
                                                      13.90             12.93          --       2015
                                                      12.54             13.90          --       2014
                                                       9.37             12.54          --       2013
                                                       8.29              9.37          --       2012
                                                       8.15              8.29          --       2011
                                                       7.25              8.15          --       2010
                                                       6.23              7.25          --       2009
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $10.77            $ 9.00          --       2018
                                                       8.33             10.77          --       2017
                                                       8.95              8.33          --       2016
                                                       9.01              8.95          --       2015
                                                       9.67              9.01          --       2014
                                                       8.02              9.67          --       2013
                                                       6.72              8.02          --       2012
                                                       7.75              6.72          --       2011
                                                       6.94              7.75          --       2010
                                                       5.26              6.94          --       2009
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $19.77            $19.63          --       2018
                                                      15.17             19.77          --       2017
                                                      14.74             15.17          --       2016
                                                      14.07             14.74          --       2015
                                                      12.98             14.07          --       2014
                                                       9.61             12.98          --       2013
                                                       8.56              9.61          --       2012
                                                       8.59              8.56          --       2011
                                                       7.51              8.59          --       2010
                                                       5.67              7.51          --       2009
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $17.87            $16.00          --       2018
                                                      16.68             17.87          --       2017
                                                      14.04             16.68          --       2016
                                                      14.83             14.04          --       2015
                                                      13.30             14.83          --       2014
                                                      10.25             13.30          --       2013
                                                       9.08             10.25          --       2012
                                                       9.12              9.08          --       2011
                                                       8.16              9.12          --       2010
                                                       6.90              8.16          --       2009
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $20.00            $19.34          --       2018
                                                                                  16.11             20.00          --       2017
                                                                                  15.72             16.11          --       2016
                                                                                  14.72             15.72          --       2015
                                                                                  13.26             14.72          --       2014
                                                                                  10.03             13.26          --       2013
                                                                                   8.80             10.03          --       2012
                                                                                  10.00              8.80          --       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                        $14.32            $12.60          --       2018
                                                                                  11.87             14.32          --       2017
                                                                                  12.62             11.87          --       2016
                                                                                  13.80             12.62          --       2015
                                                                                  12.69             13.80          --       2014
                                                                                   9.86             12.69          --       2013
                                                                                   9.14              9.86          --       2012
                                                                                  10.00              9.14          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                  $16.41            $13.53          --       2018
                                                                                  15.12             16.41          --       2017
                                                                                  13.17             15.12          --       2016
                                                                                  13.66             13.17          --       2015
                                                                                  13.19             13.66          --       2014
                                                                                   9.94             13.19          --       2013
                                                                                   8.90              9.94          --       2012
                                                                                   9.64              8.90          --       2011
                                                                                   7.97              9.64          --       2010
                                                                                   6.26              7.97          --       2009
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $20.26            $16.88          --       2018
                                                                                  17.82             20.26          --       2017
                                                                                  15.66             17.82          --       2016
                                                                                  16.26             15.66          --       2015
                                                                                  14.72             16.26          --       2014
                                                                                  11.07             14.72          --       2013
                                                                                   9.38             11.07          --       2012
                                                                                   9.48              9.38          --       2011
                                                                                   7.57              9.48          --       2010
                                                                                   5.67              7.57          --       2009
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 8.92            $ 8.90          --       2018
                                                                                   9.02              8.92          --       2017
                                                                                   9.15              9.02          --       2016
                                                                                   9.28              9.15          --       2015
                                                                                   9.42              9.28          --       2014
                                                                                   9.56              9.42          --       2013
                                                                                   9.70              9.56          --       2012
                                                                                   9.84              9.70          --       2011
                                                                                   9.99              9.84          --       2010
                                                                                  10.12              9.99          --       2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio
   (DDCA)                                                                       $ 8.84            $ 8.83          --       2018
                                                                                  8.94              8.84          --       2017
                                                                                  9.07              8.94          --       2016
                                                                                  9.21              9.07          --       2015
                                                                                  9.34              9.21          --       2014
                                                                                  9.48              9.34          --       2013
                                                                                  9.62              9.48          --       2012
                                                                                  9.76              9.62          --       2011
                                                                                  9.90              9.76          --       2010
                                                                                 10.04              9.90          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $18.02            $16.97          --       2018
                                                                                 15.85             18.02          --       2017
                                                                                 14.57             15.85          --       2016
                                                                                 15.27             14.57          --       2015
                                                                                 13.66             15.27          --       2014
                                                                                 10.32             13.66          --       2013
                                                                                  9.35             10.32          --       2012
                                                                                  9.40              9.35          --       2011
                                                                                  8.31              9.40          --       2010
                                                                                  6.30              8.31          --       2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.74            $12.54          --       2018
                                                                                 12.50             12.74          --       2017
                                                                                 11.64             12.50          --       2016
                                                                                 11.93             11.64          --       2015
                                                                                 12.04             11.93          --       2014
                                                                                 11.76             12.04          --       2013
                                                                                 11.12             11.76          --       2012
                                                                                 11.00             11.12          --       2011
                                                                                 10.23             11.00          --       2010
                                                                                  7.19             10.23          --       2009
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $16.69            $15.36          --       2018
                                                                                 13.93             16.69          --       2017
                                                                                 13.12             13.93          --       2016
                                                                                 13.26             13.12          --       2015
                                                                                 12.05             13.26          --       2014
                                                                                  9.34             12.05          --       2013
                                                                                  8.16              9.34          --       2012
                                                                                  8.51              8.16          --       2011
                                                                                  7.39              8.51          --       2010
                                                                                  5.53              7.39          --       2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $14.75            $13.30          --       2018
                                                                                 13.29             14.75          --       2017
                                                                                 11.46             13.29          --       2016
                                                                                 12.14             11.46          --       2015
                                                                                 11.35             12.14          --       2014
                                                                                  9.01             11.35          --       2013
                                                                                  7.81              9.01          --       2012
                                                                                  7.88              7.81          --       2011
                                                                                  6.95              7.88          --       2010
                                                                                  5.43              6.95          --       2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $17.91            $15.04          --       2018
                                                                         15.08             17.91          --       2017
                                                                         13.67             15.08          --       2016
                                                                         14.10             13.67          --       2015
                                                                         13.49             14.10          --       2014
                                                                         10.08             13.49          --       2013
                                                                          8.92             10.08          --       2012
                                                                         10.16              8.92          --       2011
                                                                          8.02             10.16          --       2010
                                                                          5.82              8.02          --       2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $13.31            $11.85          --       2018
                                                                         12.06             13.31          --       2017
                                                                         10.81             12.06          --       2016
                                                                         11.69             10.81          --       2015
                                                                         11.54             11.69          --       2014
                                                                          9.46             11.54          --       2013
                                                                          8.32              9.46          --       2012
                                                                          8.58              8.32          --       2011
                                                                          7.89              8.58          --       2010
                                                                          6.15              7.89          --       2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $14.64            $13.81          --       2018
                                                                         13.55             14.64          --       2017
                                                                         12.06             13.55          --       2016
                                                                         13.16             12.06          --       2015
                                                                         12.77             13.16          --       2014
                                                                         11.37             12.77          --       2013
                                                                         10.24             11.37          --       2012
                                                                         10.15             10.24          --       2011
                                                                          9.14             10.15          --       2010
                                                                          6.84              9.14          --       2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $16.83            $16.34          --       2018
                                                                         13.33             16.83          --       2017
                                                                         13.77             13.33          --       2016
                                                                         13.23             13.77          --       2015
                                                                         11.94             13.23          --       2014
                                                                          9.42             11.94          --       2013
                                                                          8.50              9.42          --       2012
                                                                          8.76              8.50          --       2011
                                                                          7.97              8.76          --       2010
                                                                          6.23              7.97          --       2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $13.70            $12.27          --       2018
                                                                         12.83             13.70          --       2017
                                                                         11.22             12.83          --       2016
                                                                         11.97             11.22          --       2015
                                                                         11.34             11.97          --       2014
                                                                          8.97             11.34          --       2013
                                                                          7.97              8.97          --       2012
                                                                          8.17              7.97          --       2011
                                                                          7.46              8.17          --       2010
                                                                          6.00              7.46          --       2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                   Number of
                                                                 Accumulation      Accumulation  Accumulation
                                                                Unit Values at    Unit Values at   Units at
Subaccounts                                                   Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                      $10.11            $ 8.42          --       2018
                                                                      8.79             10.11          --       2017
                                                                      8.32              8.79          --       2016
                                                                      9.03              8.32          --       2015
                                                                     10.31              9.03          --       2014
                                                                      8.51             10.31          --       2013
                                                                      7.30              8.51          --       2012
                                                                      8.29              7.30          --       2011
                                                                      7.76              8.29          --       2010
                                                                      5.75              7.76          --       2009
-------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                       $11.77            $ 9.88          --       2018
                                                                     10.08             11.77          --       2017
                                                                      9.33             10.08          --       2016
                                                                     10.12              9.33          --       2015
                                                                     10.57             10.12          --       2014
                                                                      8.20             10.57          --       2013
                                                                      6.87              8.20          --       2012
                                                                      7.49              6.87          --       2011
                                                                      7.08              7.49          --       2010
                                                                      5.48              7.08          --       2009
-------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1           $13.25            $13.06          --       2018
                                                                     12.98             13.25          --       2017
                                                                     12.90             12.98          --       2016
                                                                     12.94             12.90          --       2015
                                                                     12.52             12.94          --       2014
                                                                     12.89             12.52          --       2013
                                                                     12.42             12.89          --       2012
                                                                     11.73             12.42          --       2011
                                                                     10.89             11.73          --       2010
                                                                     10.08             10.89          --       2009
-------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1         $20.36            $18.82          --       2018
                                                                     16.89             20.36          --       2017
                                                                     15.44             16.89          --       2016
                                                                     15.54             15.44          --       2015
                                                                     13.84             15.54          --       2014
                                                                     10.31             13.84          --       2013
                                                                      8.89             10.31          --       2012
                                                                      9.20              8.89          --       2011
                                                                      8.22              9.20          --       2010
                                                                      6.24              8.22          --       2009
-------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                $14.97            $13.89          --       2018
                                                                     13.56             14.97          --       2017
                                                                     12.64             13.56          --       2016
                                                                     12.91             12.64          --       2015
                                                                     12.10             12.91          --       2014
                                                                     10.34             12.10          --       2013
                                                                      9.46             10.34          --       2012
                                                                      9.45              9.46          --       2011
                                                                      8.74              9.45          --       2010
                                                                      7.54              8.74          --       2009
-------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.81            $12.70          --       2018
                                                                            10.15             12.81          --       2017
                                                                             9.73             10.15          --       2016
                                                                            10.00              9.73          --       2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $11.09            $10.70          --       2018
                                                                            10.63             11.09          --       2017
                                                                             9.99             10.63          --       2016
                                                                            10.35              9.99          --       2015
                                                                            10.19             10.35          --       2014
                                                                            10.00             10.19          --       2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $15.29            $14.17          --       2018
                                                                            12.26             15.29          --       2017
                                                                            12.75             12.26          --       2016
                                                                            12.53             12.75          --       2015
                                                                            11.04             12.53          --       2014
                                                                             8.66             11.04          --       2013
                                                                             7.72              8.66          --       2012
                                                                             7.94              7.72          --       2011
                                                                             7.38              7.94          --       2010
                                                                             5.20              7.38          --       2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $17.19            $15.57          --       2018
                                                                            14.95             17.19          --       2017
                                                                            13.63             14.95          --       2016
                                                                            13.42             13.63          --       2015
                                                                            12.33             13.42          --       2014
                                                                             9.52             12.33          --       2013
                                                                             8.28              9.52          --       2012
                                                                             8.43              8.28          --       2011
                                                                             7.39              8.43          --       2010
                                                                             5.86              7.39          --       2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           $19.74            $17.40          --       2018
                                                                            17.58             19.74          --       2017
                                                                            15.16             17.58          --       2016
                                                                            16.38             15.16          --       2015
                                                                            14.89             16.38          --       2014
                                                                            10.74             14.89          --       2013
                                                                             9.26             10.74          --       2012
                                                                             9.63              9.26          --       2011
                                                                             7.94              9.63          --       2010
                                                                             5.89              7.94          --       2009
--------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                      $16.19            $15.53          --       2018
                                                                            15.41             16.19          --       2017
                                                                            13.91             15.41          --       2016
                                                                            14.35             13.91          --       2015
                                                                            14.09             14.35          --       2014
                                                                            13.52             14.09          --       2013
                                                                            12.00             13.52          --       2012
                                                                            11.79             12.00          --       2011
                                                                            10.45             11.79          --       2010
                                                                             7.56             10.45          --       2009
--------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.49            $11.36          --       2018
                                                                 11.50             11.49          --       2017
                                                                 11.51             11.50          --       2016
                                                                 11.64             11.51          --       2015
                                                                 11.71             11.64          --       2014
                                                                 11.90             11.71          --       2013
                                                                 11.41             11.90          --       2012
                                                                 11.45             11.41          --       2011
                                                                 11.04             11.45          --       2010
                                                                  9.88             11.04          --       2009
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $12.49            $11.49          --       2018
                                                                 10.99             12.49          --       2017
                                                                 10.51             10.99          --       2016
                                                                 10.81             10.51          --       2015
                                                                 10.44             10.81          --       2014
                                                                  9.24             10.44          --       2013
                                                                  8.36              9.24          --       2012
                                                                  8.75              8.36          --       2011
                                                                  8.12              8.75          --       2010
                                                                  6.83              8.12          --       2009
---------------------------------------------------------------------------------------------------------------

                         Lifetime Income Plus Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $13.27            $12.16         4,343     2018
                                                                        11.71             13.27         4,783     2017
                                                                        11.45             11.71         7,146     2016
                                                                        11.54             11.45         7,291     2015
                                                                        11.00             11.54         8,081     2014
                                                                         9.66             11.00        24,710     2013
                                                                         8.70              9.66        29,899     2012
                                                                         9.16              8.70        29,000     2011
                                                                         8.48              9.16        29,490     2010
                                                                         6.95              8.48        12,201     2009
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $19.76            $18.22         4,250     2018
                                                                        17.01             19.76         6,321     2017
                                                                        15.64             17.01         8,861     2016
                                                                        15.74             15.64           164     2015
                                                                        14.70             15.74           172     2014
                                                                        11.15             14.70           662     2013
                                                                         9.71             11.15           915     2012
                                                                         9.35              9.71         1,038     2011
                                                                         8.46              9.35         1,144     2010
                                                                         7.18              8.46        28,338     2009
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $22.83            $22.88           275     2018
                                                                        17.70             22.83           335     2017
                                                                        17.65             17.70           449     2016
                                                                        16.26             17.65           480     2015
                                                                        14.58             16.26           598     2014
                                                                        10.87             14.58           718     2013
                                                                         9.51             10.87           230     2012
                                                                        10.08              9.51           837     2011
                                                                         9.37             10.08           903     2010
                                                                         6.98              9.37         1,008     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.76            $16.77            --     2018
                                                                        14.24             17.76            --     2017
                                                                        14.21             14.24            --     2016
                                                                        13.82             14.21            --     2015
                                                                        13.01             13.82            --     2014
                                                                         9.48             13.01            --     2013
                                                                         8.51              9.48            --     2012
                                                                        10.00              8.51            --     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $15.01            $13.77         3,573     2018
                                                                        13.59             15.01         4,089     2017
                                                                        13.62             13.59         4,452     2016
                                                                        14.16             13.62         4,701     2015
                                                                        12.64             14.16         5,581     2014
                                                                        12.60             12.64        13,528     2013
                                                                        10.06             12.60         3,367     2012
                                                                        11.01             10.06         4,955     2011
                                                                         9.59             11.01         4,734     2010
                                                                         7.47              9.59        10,291     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $11.84            $11.27        13,676     2018
                                                      11.66             11.84        13,215     2017
                                                      11.41             11.66        13,363     2016
                                                      11.94             11.41         6,275     2015
                                                      11.80             11.94        20,256     2014
                                                      13.16             11.80        22,270     2013
                                                      12.51             13.16        18,920     2012
                                                      11.43             12.51        22,976     2011
                                                      11.11             11.43        27,462     2010
                                                      10.28             11.11        38,058     2009
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $19.30            $17.61         5,136     2018
                                                      16.36             19.30         8,837     2017
                                                      14.71             16.36        12,157     2016
                                                      15.92             14.71         1,946     2015
                                                      14.44             15.92         2,033     2014
                                                      10.86             14.44         2,410     2013
                                                       9.66             10.86         3,052     2012
                                                       9.56              9.66         3,534     2011
                                                       8.55              9.56         6,328     2010
                                                       7.39              8.55         6,787     2009
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $15.81            $13.13         8,869     2018
                                                      12.30             15.81         9,003     2017
                                                      13.29             12.30         9,060     2016
                                                      13.47             13.29        11,630     2015
                                                      14.55             13.47        13,882     2014
                                                      12.13             14.55        14,297     2013
                                                      10.22             12.13        15,514     2012
                                                      11.87             10.22        21,398     2011
                                                      10.69             11.87        20,872     2010
                                                       8.16             10.69        42,436     2009
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $22.47            $22.17           155     2018
                                                      17.35             22.47           175     2017
                                                      16.96             17.35           339     2016
                                                      16.29             16.96         4,114     2015
                                                      15.12             16.29         5,290     2014
                                                      11.26             15.12           510     2013
                                                      10.09             11.26           658     2012
                                                      10.19             10.09           817     2011
                                                       8.96             10.19           791     2010
                                                       6.81              8.96           903     2009
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $20.03            $17.82            --     2018
                                                      18.81             20.03            --     2017
                                                      15.93             18.81            --     2016
                                                      16.93             15.93            --     2015
                                                      15.28             16.93            --     2014
                                                      11.84             15.28            --     2013
                                                      10.55             11.84            --     2012
                                                      10.67             10.55            --     2011
                                                       9.60             10.67            --     2010
                                                       8.18              9.60           478     2009
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $19.20            $18.45            --     2018
                                                                                  15.56             19.20            --     2017
                                                                                  15.27             15.56            --     2016
                                                                                  14.39             15.27            --     2015
                                                                                  13.04             14.39            --     2014
                                                                                   9.92             13.04            --     2013
                                                                                   8.76              9.92            --     2012
                                                                                  10.00              8.76            --     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                        $13.75            $12.02         2,296     2018
                                                                                  11.46             13.75         2,305     2017
                                                                                  12.27             11.46         2,686     2016
                                                                                  13.49             12.27         2,597     2015
                                                                                  12.48             13.49         2,640     2014
                                                                                   9.76             12.48         3,516     2013
                                                                                   9.11              9.76         4,273     2012
                                                                                  10.00              9.11         4,494     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                  $20.42            $16.73           222     2018
                                                                                  18.93             20.42           220     2017
                                                                                  16.59             18.93           240     2016
                                                                                  17.32             16.59           290     2015
                                                                                  16.83             17.32           315     2014
                                                                                  12.75             16.83           350     2013
                                                                                  11.49             12.75           444     2012
                                                                                  12.52             11.49           489     2011
                                                                                  10.42             12.52           494     2010
                                                                                   8.23             10.42           890     2009
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $21.74            $17.99            --     2018
                                                                                  19.24             21.74            --     2017
                                                                                  17.01             19.24            --     2016
                                                                                  17.77             17.01            --     2015
                                                                                  16.18             17.77            --     2014
                                                                                  12.24             16.18            --     2013
                                                                                  10.44             12.24            --     2012
                                                                                  10.62             10.44           390     2011
                                                                                   8.53             10.62         1,407     2010
                                                                                   6.43              8.53         1,639     2009
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 8.84            $ 8.77        13,502     2018
                                                                                   9.00              8.84        16,601     2017
                                                                                   9.18              9.00        15,137     2016
                                                                                   9.37              9.18        15,937     2015
                                                                                   9.57              9.37        25,275     2014
                                                                                   9.77              9.57        31,142     2013
                                                                                   9.98              9.77        20,698     2012
                                                                                  10.18              9.98        28,820     2011
                                                                                  10.40             10.18        13,395     2010
                                                                                  10.60             10.40        17,520     2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $20.64            $19.33            --     2018
                                                                                 18.27             20.64            --     2017
                                                                                 16.90             18.27            --     2016
                                                                                 17.82             16.90        15,027     2015
                                                                                 16.04             17.82        17,749     2014
                                                                                 12.19             16.04            --     2013
                                                                                 11.11             12.19            97     2012
                                                                                 11.24             11.11           101     2011
                                                                                 10.00             11.24           144     2010
                                                                                  7.63             10.00           197     2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.35            $12.09        10,236     2018
                                                                                 12.19             12.35         7,379     2017
                                                                                 11.43             12.19         4,897     2016
                                                                                 11.78             11.43         5,571     2015
                                                                                 11.96             11.78        16,769     2014
                                                                                 11.76             11.96        17,648     2013
                                                                                 11.19             11.76        10,559     2012
                                                                                 11.13             11.19            --     2011
                                                                                 10.42             11.13            --     2010
                                                                                  7.37             10.42        11,722     2009
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $21.47            $19.63         3,829     2018
                                                                                 18.03             21.47         8,487     2017
                                                                                 17.08             18.03         4,917     2016
                                                                                 17.37             17.08         7,436     2015
                                                                                 15.88             17.37         9,123     2014
                                                                                 12.38             15.88        10,924     2013
                                                                                 10.88             12.38        13,517     2012
                                                                                 11.43             10.88        13,766     2011
                                                                                  9.98             11.43        13,535     2010
                                                                                  7.52              9.98        23,133     2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $17.64            $15.80         1,587     2018
                                                                                 15.99             17.64         1,739     2017
                                                                                 13.87             15.99         2,140     2016
                                                                                 14.78             13.87         7,657     2015
                                                                                 13.91             14.78         8,621     2014
                                                                                 11.11             13.91        13,053     2013
                                                                                  9.69             11.11        13,465     2012
                                                                                  9.83              9.69        19,079     2011
                                                                                  8.73              9.83        22,088     2010
                                                                                  6.86              8.73        27,915     2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $22.85            $19.07         5,068     2018
                                                                                 19.35             22.85         5,216     2017
                                                                                 17.65             19.35         5,968     2016
                                                                                 18.32             17.65         8,780     2015
                                                                                 17.64             18.32        10,465     2014
                                                                                 13.25             17.64         1,977     2013
                                                                                 11.81             13.25         1,480     2012
                                                                                 13.52             11.81         1,652     2011
                                                                                 10.74             13.52         1,526     2010
                                                                                  7.84             10.74         2,184     2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.73            $11.27         11,340    2018
                                                                         11.61             12.73         11,790    2017
                                                                         10.47             11.61         12,001    2016
                                                                         11.40             10.47         13,299    2015
                                                                         11.31             11.40         23,399    2014
                                                                          9.33             11.31         27,109    2013
                                                                          8.26              9.33         65,078    2012
                                                                          8.57              8.26         68,287    2011
                                                                          7.93              8.57         72,787    2010
                                                                          6.22              7.93         75,189    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $16.30            $15.28        218,551    2018
                                                                         15.17             16.30        265,556    2017
                                                                         13.59             15.17        306,565    2016
                                                                         14.92             13.59        369,709    2015
                                                                         14.56             14.92        412,440    2014
                                                                         13.05             14.56        492,033    2013
                                                                         11.83             13.05        581,974    2012
                                                                         11.79             11.83        676,257    2011
                                                                         10.68             11.79        772,786    2010
                                                                          8.04             10.68        853,783    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $19.17            $18.50            574    2018
                                                                         15.28             19.17            653    2017
                                                                         15.88             15.28            932    2016
                                                                         15.35             15.88          1,379    2015
                                                                         13.94             15.35          1,612    2014
                                                                         11.06             13.94          1,908    2013
                                                                         10.05             11.06          2,279    2012
                                                                         10.42             10.05          2,574    2011
                                                                          9.53             10.42          4,209    2010
                                                                          7.50              9.53          4,442    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $16.31            $14.52             --    2018
                                                                         15.37             16.31             --    2017
                                                                         13.52             15.37             --    2016
                                                                         14.52             13.52          7,064    2015
                                                                         13.83             14.52          8,181    2014
                                                                         11.01             13.83          9,395    2013
                                                                          9.84             11.01         11,424    2012
                                                                         10.15              9.84         15,270    2011
                                                                          9.32             10.15         15,170    2010
                                                                          7.55              9.32            328    2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $13.57            $11.24         11,495    2018
                                                                         11.88             13.57         11,679    2017
                                                                         11.31             11.88         20,447    2016
                                                                         12.35             11.31         22,762    2015
                                                                         14.19             12.35         25,519    2014
                                                                         11.78             14.19         25,147    2013
                                                                         10.17             11.78         29,429    2012
                                                                         11.62             10.17         25,343    2011
                                                                         10.94             11.62         23,268    2010
                                                                          8.15             10.94         43,874    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.67            $10.57         4,655     2018
                                                                        10.92             12.67         4,835     2017
                                                                        10.17             10.92         8,152     2016
                                                                        11.10             10.17        18,748     2015
                                                                        11.66             11.10        21,365     2014
                                                                         9.10             11.66        14,876     2013
                                                                         7.67              9.10        18,507     2012
                                                                         8.42              7.67        19,478     2011
                                                                         8.01              8.42        18,310     2010
                                                                         6.23              8.01        34,581     2009
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.37            $13.10        46,777     2018
                                                                        13.17             13.37        62,371     2017
                                                                        13.17             13.17        67,011     2016
                                                                        13.30             13.17        66,556     2015
                                                                        12.94             13.30        49,067     2014
                                                                        13.41             12.94        54,713     2013
                                                                        13.00             13.41        57,600     2012
                                                                        12.35             13.00        77,963     2011
                                                                        11.54             12.35        86,125     2010
                                                                        10.74             11.54        45,527     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $31.95            $27.58         3,006     2018
                                                                        28.67             31.95         2,222     2017
                                                                        25.52             28.67           437     2016
                                                                        26.76             25.52           706     2015
                                                                        23.73             26.76           757     2014
                                                                        18.31             23.73         1,163     2013
                                                                        15.53             18.31         1,586     2012
                                                                        15.52             15.53         1,895     2011
                                                                        12.84             15.52         2,752     2010
                                                                        10.00             12.84         3,534     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $32.35            $27.90           887     2018
                                                                        28.66             32.35         1,876     2017
                                                                        24.34             28.66         2,069     2016
                                                                        26.23             24.34            --     2015
                                                                        24.44             26.23            --     2014
                                                                        17.53             24.44            --     2013
                                                                        14.95             17.53            --     2012
                                                                        16.03             14.95            --     2011
                                                                        12.87             16.03            --     2010
                                                                        10.00             12.87            --     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $23.41            $21.51        16,172     2018
                                                                        19.54             23.41        13,012     2017
                                                                        17.98             19.54        15,105     2016
                                                                        18.20             17.98        15,898     2015
                                                                        16.31             18.20        19,613     2014
                                                                        12.22             16.31        24,110     2013
                                                                        10.61             12.22        31,024     2012
                                                                        11.04             10.61        56,367     2011
                                                                         9.92             11.04        56,085     2010
                                                                         7.58              9.92        23,185     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $16.21            $14.95         29,204    2018
                                                                            14.77             16.21         33,605    2017
                                                                            13.86             14.77         54,175    2016
                                                                            14.23             13.86         59,852    2015
                                                                            13.43             14.23         67,285    2014
                                                                            11.54             13.43         90,996    2013
                                                                            10.62             11.54        106,817    2012
                                                                            10.68             10.62        132,884    2011
                                                                             9.94             10.68        152,472    2010
                                                                             8.62              9.94        171,658    2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.60            $12.41          7,929    2018
                                                                            10.04             12.60         14,238    2017
                                                                             9.68             10.04         11,459    2016
                                                                            10.00              9.68          2,820    2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.80            $10.35             --    2018
                                                                            10.41             10.80             --    2017
                                                                             9.84             10.41             --    2016
                                                                            10.26              9.84             --    2015
                                                                            10.17             10.26             --    2014
                                                                            10.00             10.17             --    2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $18.43            $16.98             --    2018
                                                                            14.87             18.43             --    2017
                                                                            15.56             14.87             --    2016
                                                                            15.38             15.56             --    2015
                                                                            13.64             15.38             --    2014
                                                                            10.76             13.64             --    2013
                                                                             9.65             10.76             --    2012
                                                                             9.99              9.65             --    2011
                                                                             9.35              9.99             --    2010
                                                                             6.62              9.35             --    2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $20.04            $18.04         19,242    2018
                                                                            17.54             20.04         15,112    2017
                                                                            16.09             17.54         15,209    2016
                                                                            15.93             16.09             --    2015
                                                                            14.73             15.93             --    2014
                                                                            11.44             14.73             --    2013
                                                                            10.02             11.44             --    2012
                                                                            10.26             10.02             --    2011
                                                                             9.04             10.26             --    2010
                                                                             7.21              9.04             --    2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           $22.12            $19.38          2,490    2018
                                                                            19.82             22.12          2,647    2017
                                                                            17.19             19.82          3,028    2016
                                                                            18.69             17.19         13,161    2015
                                                                            17.09             18.69         15,002    2014
                                                                            12.41             17.09         18,156    2013
                                                                            10.77             12.41         23,520    2012
                                                                            11.26             10.77         31,576    2011
                                                                             9.34             11.26         32,858    2010
                                                                             6.97              9.34         16,656    2009
--------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $16.63            $15.86          5,690    2018
                                                                 15.93             16.63          6,606    2017
                                                                 14.46             15.93          6,905    2016
                                                                 15.01             14.46         12,671    2015
                                                                 14.83             15.01          7,062    2014
                                                                 14.32             14.83          7,851    2013
                                                                 12.79             14.32          7,564    2012
                                                                 12.63             12.79         13,739    2011
                                                                 11.27             12.63         15,306    2010
                                                                  8.20             11.27         12,068    2009
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.49            $11.29         13,046    2018
                                                                 11.57             11.49         15,257    2017
                                                                 11.65             11.57         12,976    2016
                                                                 11.85             11.65         22,617    2015
                                                                 12.00             11.85         49,853    2014
                                                                 12.27             12.00         53,968    2013
                                                                 11.83             12.27         49,765    2012
                                                                 11.95             11.83         60,116    2011
                                                                 11.58             11.95         66,219    2010
                                                                 10.44             11.58         82,647    2009
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    $15.50            $14.22         87,889    2018
                                                                 13.69             15.50        110,933    2017
                                                                 13.14             13.69        125,123    2016
                                                                 13.57             13.14        130,286    2015
                                                                 13.15             13.57        151,223    2014
                                                                 11.68             13.15        172,350    2013
                                                                 10.60             11.68        202,259    2012
                                                                 11.14             10.60        232,952    2011
                                                                 10.37             11.14        244,882    2010
                                                                  8.76             10.37        276,813    2009
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $13.83            $12.65        124,252    2018
                                                                 12.25             13.83        143,478    2017
                                                                 11.79             12.25        193,634    2016
                                                                 12.20             11.79        223,873    2015
                                                                 11.85             12.20        269,154    2014
                                                                 10.56             11.85        316,560    2013
                                                                  9.60             10.56        390,378    2012
                                                                 10.12              9.60        478,343    2011
                                                                  9.44             10.12        518,237    2010
                                                                  8.00              9.44        575,421    2009
---------------------------------------------------------------------------------------------------------------

                          No Optional Benefit Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $14.13            $13.03        11,441     2018
                                                                        12.40             14.13        11,776     2017
                                                                        12.05             12.40        12,069     2016
                                                                        12.07             12.05        12,400     2015
                                                                        11.43             12.07         6,449     2014
                                                                         9.98             11.43         3,146     2013
                                                                         8.93              9.98         3,146     2012
                                                                         9.35              8.93            --     2011
                                                                         8.60              9.35            43     2010
                                                                         7.01              8.60         1,584     2009
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $28.15            $26.12         2,434     2018
                                                                        24.09             28.15         3,403     2017
                                                                        22.00             24.09         6,166     2016
                                                                        22.01             22.00           397     2015
                                                                        20.44             22.01         4,580     2014
                                                                        15.41             20.44         4,759     2013
                                                                        13.34             15.41         9,356     2012
                                                                        12.76             13.34         5,503     2011
                                                                        11.48             12.76         5,505     2010
                                                                         9.68             11.48        21,731     2009
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $31.22            $31.48           275     2018
                                                                        24.06             31.22           275     2017
                                                                        23.85             24.06           275     2016
                                                                        21.83             23.85           275     2015
                                                                        19.46             21.83           275     2014
                                                                        14.41             19.46           328     2013
                                                                        12.53             14.41           615     2012
                                                                        13.21             12.53           773     2011
                                                                        12.21             13.21           788     2010
                                                                         9.03             12.21         1,815     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $18.50            $17.57         4,199     2018
                                                                        14.74             18.50         4,449     2017
                                                                        14.63             14.74         4,718     2016
                                                                        14.13             14.63         5,028     2015
                                                                        13.23             14.13         5,334     2014
                                                                         9.58             13.23         5,794     2013
                                                                         8.54              9.58         6,106     2012
                                                                        10.00              8.54           117     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $17.30            $15.97         4,080     2018
                                                                        15.57             17.30         4,185     2017
                                                                        15.52             15.57         5,749     2016
                                                                        16.02             15.52         6,774     2015
                                                                        14.22             16.02         6,971     2014
                                                                        14.09             14.22        14,007     2013
                                                                        11.18             14.09         7,584     2012
                                                                        12.16             11.18         6,368     2011
                                                                        10.53             12.16         7,754     2010
                                                                         8.15             10.53        10,231     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.70            $12.16        13,133     2018
                                                      12.43             12.70        11,868     2017
                                                      12.08             12.43        13,418     2016
                                                      12.57             12.08         9,446     2015
                                                      12.34             12.57        21,383     2014
                                                      13.69             12.34        24,847     2013
                                                      12.93             13.69        27,825     2012
                                                      11.74             12.93        29,179     2011
                                                      11.34             11.74        35,179     2010
                                                      10.44             11.34        54,667     2009
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $28.70            $26.34         4,016     2018
                                                      24.17             28.70         5,402     2017
                                                      21.61             24.17         9,171     2016
                                                      23.23             21.61         2,426     2015
                                                      20.95             23.23         2,454     2014
                                                      15.65             20.95         2,485     2013
                                                      13.84             15.65         3,038     2012
                                                      13.62             13.84         2,611     2011
                                                      12.11             13.62         2,788     2010
                                                      10.40             12.11         7,330     2009
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $25.38            $21.20        10,267     2018
                                                      19.63             25.38        10,702     2017
                                                      21.07             19.63        12,053     2016
                                                      21.22             21.07        14,220     2015
                                                      22.79             21.22        16,944     2014
                                                      18.89             22.79        19,773     2013
                                                      15.82             18.89        25,460     2012
                                                      18.25             15.82        29,399     2011
                                                      16.35             18.25        30,133     2010
                                                      12.40             16.35        45,004     2009
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $29.65            $29.44            --     2018
                                                      22.75             29.65            --     2017
                                                      22.10             22.75            --     2016
                                                      21.10             22.10         2,668     2015
                                                      19.47             21.10         3,181     2014
                                                      14.41             19.47           278     2013
                                                      12.84             14.41           279     2012
                                                      12.89             12.84           336     2011
                                                      11.27             12.89           368     2010
                                                       8.50             11.27         1,648     2009
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $29.58            $26.48         2,192     2018
                                                      27.60             29.58         2,331     2017
                                                      23.25             27.60         2,435     2016
                                                      24.54             23.25         2,858     2015
                                                      22.02             24.54         3,676     2014
                                                      16.96             22.02         4,344     2013
                                                      15.02             16.96         5,227     2012
                                                      15.09             15.02         6,845     2011
                                                      13.50             15.09        14,014     2010
                                                      11.43             13.50        14,288     2009
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $20.00            $19.34           440     2018
                                                                                  16.11             20.00           441     2017
                                                                                  15.72             16.11           442     2016
                                                                                  14.72             15.72           444     2015
                                                                                  13.26             14.72           445     2014
                                                                                  10.03             13.26           534     2013
                                                                                   8.80             10.03           537     2012
                                                                                  10.00              8.80         1,051     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                        $14.32            $12.60         1,256     2018
                                                                                  11.87             14.32         1,274     2017
                                                                                  12.62             11.87         1,867     2016
                                                                                  13.80             12.62         1,802     2015
                                                                                  12.69             13.80         2,531     2014
                                                                                   9.86             12.69         2,927     2013
                                                                                   9.14              9.86         3,053     2012
                                                                                  10.00              9.14         3,595     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                  $38.80            $31.99           195     2018
                                                                                  35.75             38.80           193     2017
                                                                                  31.14             35.75           448     2016
                                                                                  32.31             31.14           467     2015
                                                                                  31.20             32.31           588     2014
                                                                                  23.50             31.20         1,218     2013
                                                                                  21.04             23.50         1,909     2012
                                                                                  22.79             21.04         3,822     2011
                                                                                  18.85             22.79         4,589     2010
                                                                                  14.80             18.85         3,365     2009
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $34.15            $28.44         3,106     2018
                                                                                  30.04             34.15         3,279     2017
                                                                                  26.39             30.04         3,466     2016
                                                                                  27.41             26.39         3,681     2015
                                                                                  24.81             27.41         4,022     2014
                                                                                  18.65             24.81         4,243     2013
                                                                                  15.81             18.65         4,459     2012
                                                                                  15.98             15.81         5,247     2011
                                                                                  12.76             15.98         5,521     2010
                                                                                   9.56             12.76         5,639     2009
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 9.44            $ 9.43        93,974     2018
                                                                                   9.55              9.44        78,794     2017
                                                                                   9.69              9.55        47,618     2016
                                                                                   9.83              9.69        63,235     2015
                                                                                   9.98              9.83        82,824     2014
                                                                                  10.12              9.98        47,970     2013
                                                                                  10.27             10.12        44,447     2012
                                                                                  10.42             10.27        36,756     2011
                                                                                  10.57             10.42        43,999     2010
                                                                                  10.72             10.57        18,659     2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio
   (DDCA)                                                                       $ 8.84            $ 8.83            --     2018
                                                                                  8.94              8.84            --     2017
                                                                                  9.07              8.94            --     2016
                                                                                  9.21              9.07            --     2015
                                                                                  9.34              9.21            --     2014
                                                                                  9.48              9.34            --     2013
                                                                                  9.62              9.48            --     2012
                                                                                  9.76              9.62            --     2011
                                                                                  9.90              9.76            --     2010
                                                                                 10.04              9.90            --     2009
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $27.01            $25.45            --     2018
                                                                                 23.76             27.01            --     2017
                                                                                 21.85             23.76            --     2016
                                                                                 22.90             21.85        10,800     2015
                                                                                 20.48             22.90        11,116     2014
                                                                                 15.47             20.48            --     2013
                                                                                 14.02             15.47            --     2012
                                                                                 14.10             14.02         6,338     2011
                                                                                 12.46             14.10            --     2010
                                                                                  9.45             12.46            --     2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $13.93            $13.71        14,632     2018
                                                                                 13.66             13.93        12,280     2017
                                                                                 12.72             13.66        11,163     2016
                                                                                 13.04             12.72        10,900     2015
                                                                                 13.16             13.04        17,646     2014
                                                                                 12.86             13.16        19,270     2013
                                                                                 12.16             12.86        15,506     2012
                                                                                 12.03             12.16         6,979     2011
                                                                                 11.18             12.03         7,052     2010
                                                                                  7.86             11.18        13,746     2009
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $34.97            $32.17        11,072     2018
                                                                                 29.18             34.97        13,805     2017
                                                                                 27.49             29.18        13,749     2016
                                                                                 27.77             27.49        14,618     2015
                                                                                 25.24             27.77        16,578     2014
                                                                                 19.56             25.24        20,005     2013
                                                                                 17.09             19.56        31,404     2012
                                                                                 17.84             17.09        35,123     2011
                                                                                 15.48             17.84        38,382     2010
                                                                                 11.59             15.48        42,781     2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $25.90            $23.35           145     2018
                                                                                 23.33             25.90           182     2017
                                                                                 20.11             23.33           185     2016
                                                                                 21.31             20.11         3,068     2015
                                                                                 19.94             21.31         3,110     2014
                                                                                 15.83             19.94         5,307     2013
                                                                                 13.72             15.83         6,485     2012
                                                                                 13.83             13.72         8,817     2011
                                                                                 12.21             13.83         9,101     2010
                                                                                  9.54             12.21        14,340     2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $45.89            $38.54          2,952    2018
                                                                         38.63             45.89          3,161    2017
                                                                         35.02             38.63          4,201    2016
                                                                         36.12             35.02          5,760    2015
                                                                         34.57             36.12          6,440    2014
                                                                         25.82             34.57          3,885    2013
                                                                         22.87             25.82          5,554    2012
                                                                         26.03             22.87          7,301    2011
                                                                         20.54             26.03          7,502    2010
                                                                         14.92             20.54          8,240    2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $13.56            $12.07         10,606    2018
                                                                         12.29             13.56         10,632    2017
                                                                         11.02             12.29         11,168    2016
                                                                         11.92             11.02         16,684    2015
                                                                         11.76             11.92         16,711    2014
                                                                          9.64             11.76         18,318    2013
                                                                          8.48              9.64         18,468    2012
                                                                          8.74              8.48         20,371    2011
                                                                          8.05              8.74         20,404    2010
                                                                          6.27              8.05         20,565    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $18.40            $17.35         96,968    2018
                                                                         17.02             18.40        127,126    2017
                                                                         15.15             17.02        137,503    2016
                                                                         16.54             15.15        162,758    2015
                                                                         16.04             16.54        175,831    2014
                                                                         14.29             16.04        211,957    2013
                                                                         12.87             14.29        294,225    2012
                                                                         12.75             12.87        350,627    2011
                                                                         11.49             12.75        391,187    2010
                                                                          8.60             11.49        448,210    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $25.40            $24.66          5,890    2018
                                                                         20.12             25.40          6,272    2017
                                                                         20.78             20.12          7,473    2016
                                                                         19.97             20.78          9,288    2015
                                                                         18.02             19.97         12,075    2014
                                                                         14.21             18.02         14,688    2013
                                                                         12.83             14.21         21,604    2012
                                                                         13.22             12.83         24,922    2011
                                                                         12.02             13.22         26,647    2010
                                                                          9.40             12.02         30,161    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $24.39            $21.85         16,926    2018
                                                                         22.84             24.39         17,584    2017
                                                                         19.97             22.84         21,923    2016
                                                                         21.32             19.97         28,390    2015
                                                                         20.19             21.32         34,512    2014
                                                                         15.97             20.19         39,345    2013
                                                                         14.19             15.97         56,995    2012
                                                                         14.55             14.19         73,815    2011
                                                                         13.28             14.55         82,617    2010
                                                                         10.69             13.28         83,616    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                         $23.42            $19.52         12,609    2018
                                                                        20.37             23.42         12,941    2017
                                                                        19.28             20.37         20,328    2016
                                                                        20.92             19.28         22,639    2015
                                                                        23.89             20.92         25,716    2014
                                                                        19.71             23.89         27,983    2013
                                                                        16.92             19.71         35,608    2012
                                                                        19.21             16.92         40,181    2011
                                                                        17.98             19.21         45,038    2010
                                                                        13.31             17.98         55,780    2009
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $13.61            $11.42         16,888    2018
                                                                        11.65             13.61         17,273    2017
                                                                        10.79             11.65         26,793    2016
                                                                        11.70             10.79         37,402    2015
                                                                        12.22             11.70         42,419    2014
                                                                         9.48             12.22         40,936    2013
                                                                         7.94              9.48         62,910    2012
                                                                         8.67              7.94         72,316    2011
                                                                         8.19              8.67         79,817    2010
                                                                         6.34              8.19         96,880    2009
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $14.35            $14.15         67,052    2018
                                                                        14.06             14.35         81,200    2017
                                                                        13.97             14.06         95,835    2016
                                                                        14.02             13.97        102,111    2015
                                                                        13.56             14.02        100,055    2014
                                                                        13.96             13.56        124,441    2013
                                                                        13.45             13.96        155,041    2012
                                                                        12.70             13.45        187,501    2011
                                                                        11.80             12.70        214,763    2010
                                                                        10.92             11.80        201,403    2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $33.68            $29.26          2,936    2018
                                                                        30.04             33.68          2,527    2017
                                                                        26.58             30.04          1,598    2016
                                                                        27.71             26.58          1,676    2015
                                                                        24.42             27.71          1,903    2014
                                                                        18.73             24.42          2,163    2013
                                                                        15.79             18.73          2,316    2012
                                                                        15.68             15.79          3,694    2011
                                                                        12.89             15.68          5,213    2010
                                                                        10.00             12.89          5,773    2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $34.11            $29.60            910    2018
                                                                        30.04             34.11          1,302    2017
                                                                        25.35             30.04          2,191    2016
                                                                        27.16             25.35            292    2015
                                                                        25.15             27.16            292    2014
                                                                        17.93             25.15          1,851    2013
                                                                        15.20             17.93          2,639    2012
                                                                        16.19             15.20          1,671    2011
                                                                        12.93             16.19          1,863    2010
                                                                        10.00             12.93          1,484    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                $25.14            $23.24        14,430     2018
                                                                            20.85             25.14        12,179     2017
                                                                            19.07             20.85        18,020     2016
                                                                            19.19             19.07        18,679     2015
                                                                            17.09             19.19        15,696     2014
                                                                            12.73             17.09        19,278     2013
                                                                            10.98             12.73        24,437     2012
                                                                            11.36             10.98        47,203     2011
                                                                            10.14             11.36        39,416     2010
                                                                             7.70             10.14        17,783     2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $21.32            $19.77         5,968     2018
                                                                            19.31             21.32         6,032     2017
                                                                            18.00             19.31         6,218     2016
                                                                            18.38             18.00        10,359     2015
                                                                            17.23             18.38        10,692     2014
                                                                            14.72             17.23        11,134     2013
                                                                            13.47             14.72        12,733     2012
                                                                            13.45             13.47        15,435     2011
                                                                            12.45             13.45        22,317     2010
                                                                            10.73             12.45        23,532     2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.81            $12.70         4,218     2018
                                                                            10.15             12.81         7,635     2017
                                                                             9.73             10.15         7,180     2016
                                                                            10.00              9.73            --     2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $11.09            $10.70         2,406     2018
                                                                            10.63             11.09         2,593     2017
                                                                             9.99             10.63         3,022     2016
                                                                            10.35              9.99         2,133     2015
                                                                            10.19             10.35         2,710     2014
                                                                            10.00             10.19         2,732     2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $25.07            $23.23         4,103     2018
                                                                            20.11             25.07         4,323     2017
                                                                            20.91             20.11         4,715     2016
                                                                            20.54             20.91         5,882     2015
                                                                            18.11             20.54         7,185     2014
                                                                            14.20             18.11         8,696     2013
                                                                            12.66             14.20        17,219     2012
                                                                            13.02             12.66        19,431     2011
                                                                            12.11             13.02        20,168     2010
                                                                             8.52             12.11        25,814     2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $27.93            $25.30        15,238     2018
                                                                            24.30             27.93        13,453     2017
                                                                            22.15             24.30        17,427     2016
                                                                            21.80             22.15         7,886     2015
                                                                            20.04             21.80        10,789     2014
                                                                            15.47             20.04        12,772     2013
                                                                            13.46             15.47        17,054     2012
                                                                            13.70             13.46        22,569     2011
                                                                            12.01             13.70        24,232     2010
                                                                             9.52             12.01        33,022     2009
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $39.16            $34.53          1,479    2018
                                                                          34.89             39.16          1,731    2017
                                                                          30.08             34.89          2,125    2016
                                                                          32.50             30.08          6,989    2015
                                                                          29.54             32.50          7,377    2014
                                                                          21.32             29.54          8,569    2013
                                                                          18.38             21.32         11,211    2012
                                                                          19.11             18.38         15,421    2011
                                                                          15.76             19.11         15,061    2010
                                                                          11.68             15.76          8,357    2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $21.31            $20.44          6,979    2018
                                                                          20.28             21.31          8,029    2017
                                                                          18.30             20.28          8,892    2016
                                                                          18.88             18.30         13,311    2015
                                                                          18.54             18.88         10,625    2014
                                                                          17.79             18.54         13,628    2013
                                                                          15.80             17.79         16,872    2012
                                                                          15.51             15.80         24,807    2011
                                                                          13.75             15.51         29,682    2010
                                                                           9.95             13.75         34,975    2009
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $12.36            $12.22          7,379    2018
                                                                          12.37             12.36         10,712    2017
                                                                          12.38             12.37         10,598    2016
                                                                          12.52             12.38         21,568    2015
                                                                          12.60             12.52         44,849    2014
                                                                          12.80             12.60         52,241    2013
                                                                          12.27             12.80         58,715    2012
                                                                          12.32             12.27         69,777    2011
                                                                          11.87             12.32         75,534    2010
                                                                          10.63             11.87         88,225    2009
------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                             $20.01            $18.47         60,439    2018
                                                                          17.57             20.01         63,128    2017
                                                                          16.76             17.57         63,627    2016
                                                                          17.20             16.76         64,172    2015
                                                                          16.57             17.20         64,721    2014
                                                                          14.63             16.57         68,975    2013
                                                                          13.19             14.63         75,106    2012
                                                                          13.78             13.19        111,294    2011
                                                                          12.75             13.78        138,050    2010
                                                                          10.71             12.75        158,255    2009
------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                             $14.85            $13.67         43,255    2018
                                                                          13.07             14.85         45,709    2017
                                                                          12.51             13.07         54,140    2016
                                                                          12.86             12.51         71,774    2015
                                                                          12.42             12.86         72,966    2014
                                                                          11.00             12.42         77,938    2013
                                                                           9.94             11.00        132,994    2012
                                                                          10.41              9.94        168,404    2011
                                                                           9.66             10.41        180,081    2010
                                                                           8.13              9.66        202,990    2009
------------------------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Joint Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $13.20            $12.09            --     2018
                                                                        11.66             13.20            --     2017
                                                                        11.40             11.66            --     2016
                                                                        11.50             11.40            --     2015
                                                                        10.96             11.50            --     2014
                                                                         9.63             10.96            --     2013
                                                                         8.68              9.63            --     2012
                                                                         9.14              8.68            --     2011
                                                                         8.47              9.14            --     2010
                                                                         6.95              8.47            --     2009
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $18.01            $16.60         1,154     2018
                                                                        15.51             18.01         1,775     2017
                                                                        14.26             15.51         2,526     2016
                                                                        14.37             14.26            --     2015
                                                                        13.43             14.37            --     2014
                                                                        10.19             13.43            --     2013
                                                                         8.88             10.19            --     2012
                                                                         8.55              8.88            --     2011
                                                                         7.74              8.55            --     2010
                                                                         6.57              7.74        13,362     2009
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $21.05            $21.09            --     2018
                                                                        16.33             21.05            --     2017
                                                                        16.30             16.33            --     2016
                                                                        15.02             16.30            --     2015
                                                                        13.47             15.02            --     2014
                                                                        10.05             13.47            --     2013
                                                                         8.79             10.05            --     2012
                                                                         9.33              8.79            --     2011
                                                                         8.68              9.33            --     2010
                                                                         6.47              8.68            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.70            $16.70            --     2018
                                                                        14.20             17.70            --     2017
                                                                        14.18             14.20            --     2016
                                                                        13.79             14.18            --     2015
                                                                        12.99             13.79            --     2014
                                                                         9.47             12.99            --     2013
                                                                         8.51              9.47            --     2012
                                                                        10.00              8.51            --     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $12.70            $11.64         1,204     2018
                                                                        11.51             12.70         1,302     2017
                                                                        11.54             11.51         1,387     2016
                                                                        12.00             11.54         1,786     2015
                                                                        10.72             12.00         2,306     2014
                                                                        10.69             10.72         5,754     2013
                                                                         8.54             10.69         1,843     2012
                                                                         9.35              8.54         2,144     2011
                                                                         8.15              9.35         2,082     2010
                                                                         6.35              8.15         5,112     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.01            $11.42         3,269     2018
                                                      11.83             12.01         2,751     2017
                                                      11.58             11.83         2,657     2016
                                                      12.12             11.58           882     2015
                                                      11.99             12.12         5,743     2014
                                                      13.38             11.99         6,356     2013
                                                      12.73             13.38         7,167     2012
                                                      11.63             12.73         7,161     2011
                                                      11.31             11.63         8,206     2010
                                                      10.48             11.31        14,596     2009
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $17.94            $16.36         1,090     2018
                                                      15.21             17.94         2,238     2017
                                                      13.69             15.21         3,088     2016
                                                      14.82             13.69            --     2015
                                                      13.45             14.82            --     2014
                                                      10.12             13.45            --     2013
                                                       9.01             10.12            --     2012
                                                       8.92              9.01            --     2011
                                                       7.98              8.92            --     2010
                                                       6.90              7.98            --     2009
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $12.96            $10.75         2,605     2018
                                                      10.09             12.96         2,471     2017
                                                      10.90             10.09         2,355     2016
                                                      11.05             10.90         3,747     2015
                                                      11.95             11.05         4,926     2014
                                                       9.97             11.95         5,251     2013
                                                       8.40              9.97         7,853     2012
                                                       9.76              8.40         8,638     2011
                                                       8.80              9.76         7,911     2010
                                                       6.72              8.80        21,151     2009
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $21.54            $21.25            --     2018
                                                      16.64             21.54            --     2017
                                                      16.27             16.64            --     2016
                                                      15.64             16.27         1,250     2015
                                                      14.52             15.64         1,770     2014
                                                      10.82             14.52            --     2013
                                                       9.70             10.82            --     2012
                                                       9.81              9.70            --     2011
                                                       8.63              9.81            --     2010
                                                       6.55              8.63            --     2009
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $18.12            $16.12            --     2018
                                                      17.02             18.12            --     2017
                                                      14.43             17.02            --     2016
                                                      15.33             14.43            --     2015
                                                      13.85             15.33            --     2014
                                                      10.74             13.85            --     2013
                                                       9.58             10.74            --     2012
                                                       9.68              9.58            --     2011
                                                       8.72              9.68            --     2010
                                                       7.43              8.72            --     2009
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $19.13            $18.38          --       2018
                                                                                  15.51             19.13          --       2017
                                                                                  15.24             15.51          --       2016
                                                                                  14.37             15.24          --       2015
                                                                                  13.03             14.37          --       2014
                                                                                   9.91             13.03          --       2013
                                                                                   8.76              9.91          --       2012
                                                                                  10.00              8.76          --       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                        $13.70            $11.98          --       2018
                                                                                  11.43             13.70          --       2017
                                                                                  12.24             11.43          --       2016
                                                                                  13.47             12.24          --       2015
                                                                                  12.46             13.47          --       2014
                                                                                   9.75             12.46          --       2013
                                                                                   9.10              9.75          --       2012
                                                                                  10.00              9.10          --       2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                  $16.89            $13.84          --       2018
                                                                                  15.67             16.89          --       2017
                                                                                  13.74             15.67          --       2016
                                                                                  14.35             13.74          --       2015
                                                                                  13.95             14.35          --       2014
                                                                                  10.58             13.95          --       2013
                                                                                   9.53             10.58          --       2012
                                                                                  10.39              9.53          --       2011
                                                                                   8.65             10.39          --       2010
                                                                                   6.84              8.65          --       2009
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $19.05            $15.76          --       2018
                                                                                  16.86             19.05          --       2017
                                                                                  14.91             16.86          --       2016
                                                                                  15.59             14.91          --       2015
                                                                                  14.21             15.59          --       2014
                                                                                  10.75             14.21          --       2013
                                                                                   9.18             10.75          --       2012
                                                                                   9.34              9.18          --       2011
                                                                                   7.50              9.34          --       2010
                                                                                   5.66              7.50          --       2009
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 8.70            $ 8.63          --       2018
                                                                                   8.86              8.70          --       2017
                                                                                   9.05              8.86          --       2016
                                                                                   9.24              9.05          --       2015
                                                                                   9.44              9.24          --       2014
                                                                                   9.64              9.44          --       2013
                                                                                   9.85              9.64          --       2012
                                                                                  10.06              9.85          --       2011
                                                                                  10.28             10.06          --       2010
                                                                                  10.48             10.28          --       2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market
   Portfolio(DDCA)                                                              $ 8.30            $ 8.22            --     2018
                                                                                  8.44              8.30            --     2017
                                                                                  8.62              8.44            --     2016
                                                                                  8.81              8.62            --     2015
                                                                                  9.00              8.81            --     2014
                                                                                  9.19              9.00            --     2013
                                                                                  9.39              9.19            --     2012
                                                                                  9.59              9.39            --     2011
                                                                                  9.79              9.59            --     2010
                                                                                  9.99              9.79            --     2009
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $19.16            $17.93            --     2018
                                                                                 16.97             19.16            --     2017
                                                                                 15.70             16.97            --     2016
                                                                                 16.57             15.70         5,181     2015
                                                                                 14.92             16.57         6,682     2014
                                                                                 11.34             14.92            --     2013
                                                                                 10.35             11.34            --     2012
                                                                                 10.47             10.35            --     2011
                                                                                  9.32             10.47            --     2010
                                                                                  7.12              9.32            --     2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.09            $11.83         3,214     2018
                                                                                 11.94             12.09         2,033     2017
                                                                                 11.19             11.94         1,315     2016
                                                                                 11.55             11.19         1,827     2015
                                                                                 11.73             11.55         6,032     2014
                                                                                 11.54             11.73         6,538     2013
                                                                                 10.98             11.54         5,020     2012
                                                                                 10.94             10.98            --     2011
                                                                                 10.24             10.94            --     2010
                                                                                  7.25             10.24         4,089     2009
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $18.75            $17.14           969     2018
                                                                                 15.75             18.75         2,572     2017
                                                                                 14.93             15.75         1,492     2016
                                                                                 15.19             14.93         2,732     2015
                                                                                 13.90             15.19         3,657     2014
                                                                                 10.84             13.90         4,497     2013
                                                                                  9.53             10.84         7,140     2012
                                                                                 10.02              9.53         5,753     2011
                                                                                  8.75             10.02         5,806     2010
                                                                                  6.60              8.75        11,921     2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $15.60            $13.97            --     2018
                                                                                 14.14             15.60            --     2017
                                                                                 12.27             14.14            --     2016
                                                                                 13.09             12.27         1,672     2015
                                                                                 12.33             13.09         2,118     2014
                                                                                  9.85             12.33         3,791     2013
                                                                                  8.60              9.85         5,892     2012
                                                                                  8.72              8.60         6,439     2011
                                                                                  7.75              8.72         6,704     2010
                                                                                  6.10              7.75        10,670     2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $18.95            $15.81         1,309     2018
                                                                         16.06             18.95         1,274     2017
                                                                         14.65             16.06         1,460     2016
                                                                         15.21             14.65         2,759     2015
                                                                         14.66             15.21         3,669     2014
                                                                         11.02             14.66            --     2013
                                                                          9.82             11.02            --     2012
                                                                         11.26              9.82            --     2011
                                                                          8.94             11.26            --     2010
                                                                          6.54              8.94            --     2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.66            $11.20            --     2018
                                                                         11.55             12.66            --     2017
                                                                         10.42             11.55            --     2016
                                                                         11.35             10.42            --     2015
                                                                         11.28             11.35            --     2014
                                                                          9.31             11.28            --     2013
                                                                          8.24              9.31            --     2012
                                                                          8.55              8.24            --     2011
                                                                          7.92              8.55            --     2010
                                                                          6.21              7.92            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.60            $14.62        17,426     2018
                                                                         14.53             15.60        20,091     2017
                                                                         13.02             14.53        21,270     2016
                                                                         14.31             13.02        36,964     2015
                                                                         13.97             14.31        39,472     2014
                                                                         12.52             13.97        41,188     2013
                                                                         11.35             12.52        43,014     2012
                                                                         11.33             11.35        45,145     2011
                                                                         10.27             11.33        48,758     2010
                                                                          7.74             10.27        55,043     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $18.14            $17.49            --     2018
                                                                         14.46             18.14            --     2017
                                                                         15.04             14.46            --     2016
                                                                         14.54             15.04            --     2015
                                                                         13.21             14.54            --     2014
                                                                         10.49             13.21            --     2013
                                                                          9.53             10.49            --     2012
                                                                          9.89              9.53            --     2011
                                                                          9.05              9.89            --     2010
                                                                          7.13              9.05            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.58            $12.98            --     2018
                                                                         13.74             14.58            --     2017
                                                                         12.09             13.74            --     2016
                                                                         13.00             12.09         2,528     2015
                                                                         12.39             13.00         3,197     2014
                                                                          9.87             12.39         3,762     2013
                                                                          8.82              9.87         5,898     2012
                                                                          9.11              8.82         6,272     2011
                                                                          8.37              9.11         6,361     2010
                                                                          6.78              8.37            --     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                         $11.81            $ 9.77         2,898     2018
                                                                        10.34             11.81         2,780     2017
                                                                         9.85             10.34         5,350     2016
                                                                        10.76              9.85         7,212     2015
                                                                        12.37             10.76         8,929     2014
                                                                        10.27             12.37         8,846     2013
                                                                         8.88             10.27        13,406     2012
                                                                        10.14              8.88         8,165     2011
                                                                         9.56             10.14         7,670     2010
                                                                         7.12              9.56        19,621     2009
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.60            $10.50         1,317     2018
                                                                        10.86             12.60         1,284     2017
                                                                        10.12             10.86         2,179     2016
                                                                        11.05             10.12         6,022     2015
                                                                        11.62             11.05         7,474     2014
                                                                         9.07             11.62         5,367     2013
                                                                         7.65              9.07         8,653     2012
                                                                         8.40              7.65         7,132     2011
                                                                         7.99              8.40         6,909     2010
                                                                         6.23              7.99        15,615     2009
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.29            $13.01        13,049     2018
                                                                        13.10             13.29        16,704     2017
                                                                        13.11             13.10        17,355     2016
                                                                        13.24             13.11        21,068     2015
                                                                        12.89             13.24        16,908     2014
                                                                        13.36             12.89        18,957     2013
                                                                        12.96             13.36        25,938     2012
                                                                        12.32             12.96        28,227     2011
                                                                        11.52             12.32        30,970     2010
                                                                        10.73             11.52        17,850     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $10.81            $ 9.33         2,379     2018
                                                                        10.00             10.81         1,491     2017
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $13.19            $11.37           487     2018
                                                                        11.69             13.19         1,211     2017
                                                                        10.00             11.69         1,353     2016
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $23.27            $21.38         4,758     2018
                                                                        19.43             23.27         3,456     2017
                                                                        17.89             19.43         4,027     2016
                                                                        18.12             17.89         5,133     2015
                                                                        16.25             18.12         6,912     2014
                                                                        12.18             16.25         8,657     2013
                                                                        10.58             12.18        14,321     2012
                                                                        11.01             10.58        20,709     2011
                                                                         9.90             11.01        21,147     2010
                                                                         7.57              9.90        10,474     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $15.45            $14.23            --     2018
                                                                            14.09             15.45            --     2017
                                                                            13.22             14.09            --     2016
                                                                            13.58             13.22            --     2015
                                                                            12.82             13.58            --     2014
                                                                            11.03             12.82            --     2013
                                                                            10.15             11.03            --     2012
                                                                            10.21             10.15            --     2011
                                                                             9.51             10.21           778     2010
                                                                             8.25              9.51           824     2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.58            $12.38         1,389     2018
                                                                            10.03             12.58         3,184     2017
                                                                             9.68             10.03         2,342     2016
                                                                            10.00              9.68            --     2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.78            $10.33            --     2018
                                                                            10.39             10.78            --     2017
                                                                             9.83             10.39            --     2016
                                                                            10.25              9.83            --     2015
                                                                            10.17             10.25            --     2014
                                                                            10.00             10.17            --     2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $16.71            $15.38            --     2018
                                                                            13.49             16.71            --     2017
                                                                            14.12             13.49            --     2016
                                                                            13.97             14.12            --     2015
                                                                            12.39             13.97            --     2014
                                                                             9.78             12.39            --     2013
                                                                             8.78              9.78            --     2012
                                                                             9.09              8.78            --     2011
                                                                             8.51              9.09            --     2010
                                                                             6.03              8.51            --     2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $18.10            $16.29         6,298     2018
                                                                            15.85             18.10         4,446     2017
                                                                            14.55             15.85         4,460     2016
                                                                            14.41             14.55            --     2015
                                                                            13.33             14.41            --     2014
                                                                            10.36             13.33            --     2013
                                                                             9.08             10.36            --     2012
                                                                             9.30              9.08            --     2011
                                                                             8.20              9.30            --     2010
                                                                             6.55              8.20            --     2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           $18.39            $16.10           427     2018
                                                                            16.49             18.39           437     2017
                                                                            14.31             16.49           480     2016
                                                                            15.57             14.31         4,234     2015
                                                                            14.24             15.57         5,419     2014
                                                                            10.34             14.24         6,605     2013
                                                                             8.98             10.34        11,371     2012
                                                                             9.39              8.98        12,176     2011
                                                                             7.80              9.39        12,310     2010
                                                                             5.82              7.80         5,400     2009
--------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $16.07            $15.31         1,391     2018
                                                                 15.39             16.07         1,523     2017
                                                                 13.98             15.39         1,539     2016
                                                                 14.52             13.98         3,654     2015
                                                                 14.35             14.52         1,923     2014
                                                                 13.87             14.35         2,140     2013
                                                                 12.39             13.87         2,791     2012
                                                                 12.25             12.39         4,458     2011
                                                                 10.93             12.25         4,714     2010
                                                                  7.96             10.93         3,834     2009
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.45            $11.25         1,919     2018
                                                                 11.54             11.45         2,152     2017
                                                                 11.62             11.54         1,360     2016
                                                                 11.84             11.62         4,407     2015
                                                                 11.99             11.84        14,113     2014
                                                                 12.26             11.99        15,307     2013
                                                                 11.83             12.26        18,863     2012
                                                                 11.95             11.83        18,530     2011
                                                                 11.60             11.95        19,214     2010
                                                                 10.45             11.60        28,544     2009
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $13.75            $12.57        10,836     2018
                                                                 12.18             13.75        12,949     2017
                                                                 11.73             12.18        14,344     2016
                                                                 12.15             11.73        49,234     2015
                                                                 11.81             12.15        53,264     2014
                                                                 10.52             11.81        75,251     2013
                                                                  9.57             10.52        76,727     2012
                                                                 10.09              9.57        77,972     2011
                                                                  9.42             10.09        79,305     2010
                                                                  7.98              9.42        83,798     2009
---------------------------------------------------------------------------------------------------------------

        Payment Optimizer Plus (for Single Annuitant contracts) Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $13.41            $12.30            --     2018
                                                                        11.82             13.41            --     2017
                                                                        11.55             11.82            --     2016
                                                                        11.63             11.55            --     2015
                                                                        11.07             11.63           180     2014
                                                                         9.71             11.07           205     2013
                                                                         8.74              9.71         2,322     2012
                                                                         9.19              8.74           258     2011
                                                                         8.50              9.19           285     2010
                                                                         6.96              8.50           314     2009
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $18.34            $16.93         5,858     2018
                                                                        15.77             18.34         8,649     2017
                                                                        14.48             15.77        12,886     2016
                                                                        14.56             14.48            --     2015
                                                                        13.59             14.56            --     2014
                                                                        10.29             13.59            --     2013
                                                                         8.96             10.29            --     2012
                                                                         8.61              8.96            --     2011
                                                                         7.78              8.61            --     2010
                                                                         6.60              7.78        32,651     2009
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $21.43            $21.50            --     2018
                                                                        16.60             21.43            --     2017
                                                                        16.54             16.60            --     2016
                                                                        15.22             16.54            --     2015
                                                                        13.63             15.22            --     2014
                                                                        10.15             13.63            --     2013
                                                                         8.87             10.15            --     2012
                                                                         9.40              8.87            --     2011
                                                                         8.73              9.40            --     2010
                                                                         6.49              8.73            --     2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $17.88            $16.90            --     2018
                                                                        14.32             17.88            --     2017
                                                                        14.28             14.32            --     2016
                                                                        13.87             14.28            --     2015
                                                                        13.05             13.87            --     2014
                                                                         9.50             13.05            --     2013
                                                                         8.52              9.50            --     2012
                                                                        10.00              8.52            --     2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $12.93            $11.87         5,632     2018
                                                                        11.69             12.93         6,201     2017
                                                                        11.71             11.69         7,085     2016
                                                                        12.16             11.71         7,340     2015
                                                                        10.85             12.16         8,240     2014
                                                                        10.80             10.85        18,056     2013
                                                                         8.61             10.80         4,548     2012
                                                                         9.42              8.61         5,408     2011
                                                                         8.19              9.42         5,516     2010
                                                                         6.37              8.19        12,491     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.22            $11.65        14,908     2018
                                                      12.02             12.22        13,076     2017
                                                      11.75             12.02        13,601     2016
                                                      12.28             11.75         3,625     2015
                                                      12.13             12.28        20,289     2014
                                                      13.52             12.13        19,851     2013
                                                      12.84             13.52        17,723     2012
                                                      11.72             12.84        17,928     2011
                                                      11.37             11.72        21,794     2010
                                                      10.52             11.37        35,769     2009
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $18.27            $16.68         5,940     2018
                                                      15.46             18.27        10,871     2017
                                                      13.89             15.46        15,743     2016
                                                      15.01             13.89            --     2015
                                                      13.61             15.01            --     2014
                                                      10.22             13.61            --     2013
                                                       9.09             10.22            --     2012
                                                       8.99              9.09            --     2011
                                                       8.03              8.99            --     2010
                                                       6.93              8.03            --     2009
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $13.19            $10.96        12,288     2018
                                                      10.25             13.19        12,061     2017
                                                      11.06             10.25        12,000     2016
                                                      11.20             11.06        15,422     2015
                                                      12.09             11.20        17,583     2014
                                                      10.07             12.09        16,439     2013
                                                       8.48             10.07        19,366     2012
                                                       9.83              8.48        21,947     2011
                                                       8.85              9.83        20,905     2010
                                                       6.75              8.85        51,756     2009
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $21.93            $21.66            --     2018
                                                      16.91             21.93            --     2017
                                                      16.51             16.91            --     2016
                                                      15.85             16.51         5,135     2015
                                                      14.70             15.85         6,319     2014
                                                      10.93             14.70            --     2013
                                                       9.79             10.93            --     2012
                                                       9.88              9.79            --     2011
                                                       8.68              9.88            --     2010
                                                       6.58              8.68            --     2009
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $18.45            $16.43            --     2018
                                                      17.30             18.45            --     2017
                                                      14.64             17.30            --     2016
                                                      15.54             14.64            --     2015
                                                      14.02             15.54            --     2014
                                                      10.85             14.02            --     2013
                                                       9.66             10.85            --     2012
                                                       9.75              9.66            --     2011
                                                       8.77              9.75            --     2010
                                                       7.46              8.77            --     2009
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $19.33            $18.60            --     2018
                                                                                  15.65             19.33            --     2017
                                                                                  15.35             15.65            --     2016
                                                                                  14.45             15.35            --     2015
                                                                                  13.08             14.45            --     2014
                                                                                   9.94             13.08            --     2013
                                                                                   8.77              9.94            --     2012
                                                                                  10.00              8.77            --     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                        $13.84            $12.12            --     2018
                                                                                  11.53             13.84            --     2017
                                                                                  12.33             11.53            --     2016
                                                                                  13.54             12.33            --     2015
                                                                                  12.51             13.54            --     2014
                                                                                   9.78             12.51            --     2013
                                                                                   9.11              9.78            --     2012
                                                                                  10.00              9.11            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                  $17.20            $14.11            --     2018
                                                                                  15.93             17.20            --     2017
                                                                                  13.95             15.93            --     2016
                                                                                  14.54             13.95            --     2015
                                                                                  14.11             14.54            --     2014
                                                                                  10.69             14.11            --     2013
                                                                                   9.61             10.69            --     2012
                                                                                  10.47              9.61            --     2011
                                                                                   8.70             10.47            --     2010
                                                                                   6.87              8.70            --     2009
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $19.39            $16.06            --     2018
                                                                                  17.14             19.39            --     2017
                                                                                  15.14             17.14            --     2016
                                                                                  15.80             15.14            --     2015
                                                                                  14.38             15.80            --     2014
                                                                                  10.86             14.38            --     2013
                                                                                   9.26             10.86            --     2012
                                                                                   9.40              9.26            --     2011
                                                                                   7.54              9.40            --     2010
                                                                                   5.68              7.54            --     2009
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 8.86            $ 8.80            --     2018
                                                                                   9.01              8.86            --     2017
                                                                                   9.18              9.01            --     2016
                                                                                   9.37              9.18        18,658     2015
                                                                                   9.55              9.37         2,780     2014
                                                                                   9.74              9.55        17,928     2013
                                                                                   9.94              9.74            --     2012
                                                                                  10.13              9.94            --     2011
                                                                                  10.33             10.13            --     2010
                                                                                  10.53             10.33            --     2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market
   Portfolio(DDCA)                                                              $ 8.42            $ 8.36            --     2018
                                                                                  8.56              8.42            --     2017
                                                                                  8.73              8.56            --     2016
                                                                                  8.90              8.73            --     2015
                                                                                  9.08              8.90            --     2014
                                                                                  9.26              9.08            --     2013
                                                                                  9.44              9.26            --     2012
                                                                                  9.63              9.44            --     2011
                                                                                  9.82              9.63            --     2010
                                                                                 10.00              9.82            --     2009
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $19.51            $18.28            --     2018
                                                                                 17.25             19.51            --     2017
                                                                                 15.94             17.25            --     2016
                                                                                 16.79             15.94        21,283     2015
                                                                                 15.10             16.79        23,904     2014
                                                                                 11.46             15.10            --     2013
                                                                                 10.44             11.46            --     2012
                                                                                 10.55             10.44            --     2011
                                                                                  9.37             10.55            --     2010
                                                                                  7.15              9.37            --     2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.31            $12.06        14,204     2018
                                                                                 12.14             12.31         9,680     2017
                                                                                 11.36             12.14         6,727     2016
                                                                                 11.70             11.36         7,510     2015
                                                                                 11.87             11.70        21,346     2014
                                                                                 11.66             11.87        20,396     2013
                                                                                 11.08             11.66        12,400     2012
                                                                                 11.02             11.08            --     2011
                                                                                 10.30             11.02            --     2010
                                                                                  7.28             10.30         9,994     2009
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $19.09            $17.47         5,638     2018
                                                                                 16.01             19.09        12,435     2017
                                                                                 15.16             16.01         7,611     2016
                                                                                 15.39             15.16        11,217     2015
                                                                                 14.06             15.39        13,078     2014
                                                                                 10.95             14.06        14,071     2013
                                                                                  9.62             10.95        17,684     2012
                                                                                 10.09              9.62        14,535     2011
                                                                                  8.80             10.09        15,319     2010
                                                                                  6.63              8.80        29,099     2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $15.88            $14.24            --     2018
                                                                                 14.38             15.88            --     2017
                                                                                 12.46             14.38            --     2016
                                                                                 13.27             12.46         6,865     2015
                                                                                 12.47             13.27         7,577     2014
                                                                                  9.95             12.47        11,866     2013
                                                                                  8.67              9.95        14,556     2012
                                                                                  8.78              8.67        16,202     2011
                                                                                  7.80              8.78        17,667     2010
                                                                                  6.12              7.80        26,090     2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $19.29            $16.12          6,105    2018
                                                                         16.32             19.29          6,196    2017
                                                                         14.87             16.32          7,442    2016
                                                                         15.42             14.87         11,331    2015
                                                                         14.83             15.42         13,132    2014
                                                                         11.13             14.83             --    2013
                                                                          9.91             11.13             --    2012
                                                                         11.34              9.91             --    2011
                                                                          8.99             11.34             --    2010
                                                                          6.56              8.99             --    2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $12.87            $11.40         20,357    2018
                                                                         11.72             12.87         22,409    2017
                                                                         10.56             11.72         24,519    2016
                                                                         11.48             10.56         28,082    2015
                                                                         11.39             11.48         32,016    2014
                                                                          9.38             11.39         36,693    2013
                                                                          8.30              9.38         42,166    2012
                                                                          8.59              8.30         47,922    2011
                                                                          7.95              8.59         51,631    2010
                                                                          6.23              7.95         57,871    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $15.89            $14.90         67,294    2018
                                                                         14.77             15.89         74,674    2017
                                                                         13.21             14.77         78,840    2016
                                                                         14.50             13.21        100,180    2015
                                                                         14.13             14.50        105,816    2014
                                                                         12.65             14.13        124,970    2013
                                                                         11.45             12.65        141,565    2012
                                                                         11.41             11.45        156,852    2011
                                                                         10.33             11.41        167,685    2010
                                                                          7.77             10.33        190,582    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $18.46            $17.84             --    2018
                                                                         14.70             18.46             --    2017
                                                                         15.26             14.70             --    2016
                                                                         14.74             15.26             --    2015
                                                                         13.37             14.74             --    2014
                                                                         10.60             13.37             --    2013
                                                                          9.62             10.60             --    2012
                                                                          9.96              9.62             --    2011
                                                                          9.10              9.96             --    2010
                                                                          7.16              9.10             --    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $14.84            $13.23             --    2018
                                                                         13.97             14.84             --    2017
                                                                         12.27             13.97             --    2016
                                                                         13.17             12.27         10,391    2015
                                                                         12.54             13.17         11,434    2014
                                                                          9.97             12.54         11,777    2013
                                                                          8.90              9.97         14,566    2012
                                                                          9.17              8.90         15,771    2011
                                                                          8.41              9.17         16,771    2010
                                                                          6.81              8.41             --    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                         $12.02            $ 9.97        13,666     2018
                                                                        10.51             12.02        13,536     2017
                                                                        10.00             10.51        27,234     2016
                                                                        10.90             10.00        29,710     2015
                                                                        12.51             10.90        31,872     2014
                                                                        10.38             12.51        27,724     2013
                                                                         8.95             10.38        32,957     2012
                                                                        10.22              8.95        20,712     2011
                                                                         9.61             10.22        20,235     2010
                                                                         7.15              9.61        48,013     2009
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.82            $10.71         6,199     2018
                                                                        11.04             12.82         6,316     2017
                                                                        10.27             11.04        11,085     2016
                                                                        11.20             10.27        24,792     2015
                                                                        11.75             11.20        26,746     2014
                                                                         9.16             11.75        16,822     2013
                                                                         7.72              9.16        21,296     2012
                                                                         8.46              7.72        18,077     2011
                                                                         8.04              8.46        18,213     2010
                                                                         6.25              8.04        38,179     2009
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.53            $13.27        63,166     2018
                                                                        13.32             13.53        79,355     2017
                                                                        13.30             13.32        88,927     2016
                                                                        13.42             13.30        86,539     2015
                                                                        13.04             13.42        59,723     2014
                                                                        13.50             13.04        59,194     2013
                                                                        13.07             13.50        64,132     2012
                                                                        12.40             13.07        70,606     2011
                                                                        11.58             12.40        82,133     2010
                                                                        10.77             11.58        43,733     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $10.82            $ 9.35        10,592     2018
                                                                        10.00             10.82         7,334     2017
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $13.22            $11.42         2,816     2018
                                                                        11.70             13.22         5,974     2017
                                                                        10.00             11.70         7,014     2016
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $23.69            $21.79        21,265     2018
                                                                        19.75             23.69        16,763     2017
                                                                        18.16             19.75        20,523     2016
                                                                        18.36             18.16        21,067     2015
                                                                        16.44             18.36        24,743     2014
                                                                        12.31             16.44        27,095     2013
                                                                        10.67             12.31        35,463     2012
                                                                        11.09             10.67        52,308     2011
                                                                         9.96             11.09        55,774     2010
                                                                         7.60              9.96        25,602     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $15.73            $14.51         6,197     2018
                                                                            14.32             15.73         6,716     2017
                                                                            13.42             14.32         6,858     2016
                                                                            13.76             13.42         7,608     2015
                                                                            12.97             13.76        13,059     2014
                                                                            11.14             12.97        16,584     2013
                                                                            10.24             11.14        22,825     2012
                                                                            10.28             10.24        24,508     2011
                                                                             9.57             10.28        26,187     2010
                                                                             8.29              9.57        27,572     2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.63            $12.46         7,924     2018
                                                                            10.06             12.63        15,677     2017
                                                                             9.69             10.06        12,095     2016
                                                                            10.00              9.69            --     2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.85            $10.41            --     2018
                                                                            10.45             10.85            --     2017
                                                                             9.87             10.45            --     2016
                                                                            10.27              9.87            --     2015
                                                                            10.17             10.27            --     2014
                                                                            10.00             10.17            --     2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $17.01            $15.68            --     2018
                                                                            13.71             17.01            --     2017
                                                                            14.33             13.71            --     2016
                                                                            14.15             14.33            --     2015
                                                                            12.54             14.15            --     2014
                                                                             9.88             12.54            --     2013
                                                                             8.85              9.88            --     2012
                                                                             9.16              8.85            --     2011
                                                                             8.55              9.16            --     2010
                                                                             6.05              8.55            --     2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $18.43            $16.60        27,922     2018
                                                                            16.11             18.43        21,444     2017
                                                                            14.77             16.11        22,751     2016
                                                                            14.61             14.77            --     2015
                                                                            13.49             14.61            --     2014
                                                                            10.47             13.49            --     2013
                                                                             9.16             10.47            --     2012
                                                                             9.37              9.16            --     2011
                                                                             8.25              9.37            --     2010
                                                                             6.57              8.25            --     2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           $18.72            $16.42         1,988     2018
                                                                            16.76             18.72         2,186     2017
                                                                            14.52             16.76         2,448     2016
                                                                            15.77             14.52        17,444     2015
                                                                            14.41             15.77        19,431     2014
                                                                            10.45             14.41        20,682     2013
                                                                             9.06             10.45        28,172     2012
                                                                             9.46              9.06        30,862     2011
                                                                             7.84              9.46        32,491     2010
                                                                             5.84              7.84        13,162     2009
--------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $16.36            $15.61          6,558    2018
                                                                 15.65             16.36          7,275    2017
                                                                 14.19             15.65          7,862    2016
                                                                 14.72             14.19         15,087    2015
                                                                 14.52             14.72          6,838    2014
                                                                 14.01             14.52          6,677    2013
                                                                 12.50             14.01          6,883    2012
                                                                 12.34             12.50         11,149    2011
                                                                 10.99             12.34         12,455    2010
                                                                  7.99             10.99          9,370    2009
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.66            $11.47          9,072    2018
                                                                 11.73             11.66         10,227    2017
                                                                 11.80             11.73          6,960    2016
                                                                 12.00             11.80         18,112    2015
                                                                 12.13             12.00         49,936    2014
                                                                 12.39             12.13         47,779    2013
                                                                 11.94             12.39         46,620    2012
                                                                 12.04             11.94         46,389    2011
                                                                 11.66             12.04         50,870    2010
                                                                 10.50             11.66         69,873    2009
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $14.00            $12.82         71,057    2018
                                                                 12.38             14.00         79,784    2017
                                                                 11.91             12.38         88,464    2016
                                                                 12.31             11.91        106,870    2015
                                                                 11.95             12.31        126,371    2014
                                                                 10.63             11.95        148,387    2013
                                                                  9.66             10.63        181,261    2012
                                                                 10.16              9.66        202,403    2011
                                                                  9.48             10.16        207,188    2010
                                                                  8.02              9.48        229,898    2009
---------------------------------------------------------------------------------------------------------------

                    Principal Protection Advantage Elected



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $13.55            $12.44           --      2018
                                                                        11.94             13.55           --      2017
                                                                        11.65             11.94           --      2016
                                                                        11.71             11.65           --      2015
                                                                        11.14             11.71           --      2014
                                                                         9.76             11.14           --      2013
                                                                         8.77              9.76           --      2012
                                                                         9.22              8.77           --      2011
                                                                         8.52              9.22           --      2010
                                                                         6.97              8.52           --      2009
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $21.42            $19.79           14      2018
                                                                        18.40             21.42           19      2017
                                                                        16.88             18.40           25      2016
                                                                        16.95             16.88           --      2015
                                                                        15.81             16.95           --      2014
                                                                        11.96             15.81           --      2013
                                                                        10.40             11.96           --      2012
                                                                         9.99             10.40           --      2011
                                                                         9.02              9.99           --      2010
                                                                         7.64              9.02          720      2009
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $26.33            $26.44           --      2018
                                                                        20.37             26.33           --      2017
                                                                        20.28             20.37           --      2016
                                                                        18.64             20.28           --      2015
                                                                        16.68             18.64           --      2014
                                                                        12.40             16.68           --      2013
                                                                        10.83             12.40           --      2012
                                                                        11.46             10.83           --      2011
                                                                        10.63             11.46           --      2010
                                                                         7.90             10.63           --      2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $18.01            $17.03           --      2018
                                                                        14.41             18.01           --      2017
                                                                        14.35             14.41           --      2016
                                                                        13.92             14.35           --      2015
                                                                        13.08             13.92           --      2014
                                                                         9.51             13.08           --      2013
                                                                         8.52              9.51           --      2012
                                                                        10.00              8.52           --      2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $16.43            $15.10           13      2018
                                                                        14.85             16.43           13      2017
                                                                        14.86             14.85           13      2016
                                                                        15.41             14.86           12      2015
                                                                        13.73             15.41          139      2014
                                                                        13.65             13.73          304      2013
                                                                        10.88             13.65           68      2012
                                                                        11.89             10.88          124      2011
                                                                        10.33             11.89          116      2010
                                                                         8.03             10.33          253      2009
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.06            $11.50         2,966     2018
                                                      11.85             12.06         3,125     2017
                                                      11.56             11.85         3,198     2016
                                                      12.08             11.56         3,216     2015
                                                      11.92             12.08         3,646     2014
                                                      13.27             11.92         3,741     2013
                                                      12.59             13.27         3,153     2012
                                                      11.47             12.59         3,271     2011
                                                      11.12             11.47         3,847     2010
                                                      10.28             11.12         4,082     2009
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $20.62            $18.85            15     2018
                                                      17.44             20.62            25     2017
                                                      15.65             17.44            32     2016
                                                      16.90             15.65            --     2015
                                                      15.30             16.90            --     2014
                                                      11.48             15.30            --     2013
                                                      10.19             11.48            --     2012
                                                      10.07             10.19            --     2011
                                                       8.99             10.07            --     2010
                                                       7.76              8.99            --     2009
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $17.54            $14.59            26     2018
                                                      13.62             17.54            24     2017
                                                      14.68             13.62            21     2016
                                                      14.85             14.68            24     2015
                                                      16.01             14.85           286     2014
                                                      13.32             16.01           265     2013
                                                      11.20             13.32           275     2012
                                                      12.98             11.20           480     2011
                                                      11.67             12.98           418     2010
                                                       8.89             11.67         1,002     2009
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $23.82            $23.56         1,550     2018
                                                      18.36             23.82         1,698     2017
                                                      17.91             18.36         2,180     2016
                                                      17.17             17.91         2,244     2015
                                                      15.90             17.17         2,736     2014
                                                      11.82             15.90         2,852     2013
                                                      10.57             11.82         3,472     2012
                                                      10.65             10.57         3,684     2011
                                                       9.35             10.65         3,841     2010
                                                       7.08              9.35         4,244     2009
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $20.88            $18.62            --     2018
                                                      19.56             20.88            --     2017
                                                      16.54             19.56            --     2016
                                                      17.54             16.54            --     2015
                                                      15.80             17.54            --     2014
                                                      12.22             15.80            --     2013
                                                      10.87             12.22            --     2012
                                                      10.96             10.87            --     2011
                                                       9.85             10.96            --     2010
                                                       8.37              9.85            --     2009
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $19.46            $18.74            --     2018
                                                                                  15.74             19.46            --     2017
                                                                                  15.42             15.74            --     2016
                                                                                  14.50             15.42            --     2015
                                                                                  13.12             14.50            --     2014
                                                                                   9.96             13.12            --     2013
                                                                                   8.78              9.96            --     2012
                                                                                  10.00              8.78            --     2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                        $13.94            $12.21            --     2018
                                                                                  11.59             13.94            --     2017
                                                                                  12.38             11.59            --     2016
                                                                                  13.59             12.38            --     2015
                                                                                  12.55             13.59            --     2014
                                                                                   9.79             12.55            --     2013
                                                                                   9.12              9.79            --     2012
                                                                                  10.00              9.12            --     2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                  $23.34            $19.17            --     2018
                                                                                  21.59             23.34            --     2017
                                                                                  18.89             21.59            --     2016
                                                                                  19.68             18.89            --     2015
                                                                                  19.08             19.68            --     2014
                                                                                  14.43             19.08            --     2013
                                                                                  12.97             14.43            --     2012
                                                                                  14.10             12.97            --     2011
                                                                                  11.71             14.10            --     2010
                                                                                   9.23             11.71            --     2009
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $24.32            $20.17            --     2018
                                                                                  21.47             24.32            --     2017
                                                                                  18.94             21.47            --     2016
                                                                                  19.75             18.94            --     2015
                                                                                  17.95             19.75            --     2014
                                                                                  13.55             17.95            --     2013
                                                                                  11.54             13.55            --     2012
                                                                                  11.71             11.54            --     2011
                                                                                   9.39             11.71            --     2010
                                                                                   7.06              9.39            --     2009
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 9.10            $ 9.05         8,918     2018
                                                                                   9.24              9.10         9,790     2017
                                                                                   9.41              9.24         9,577     2016
                                                                                   9.59              9.41         9,424     2015
                                                                                   9.77              9.59         9,771     2014
                                                                                   9.96              9.77         3,660     2013
                                                                                  10.14              9.96         3,375     2012
                                                                                  10.33             10.14         6,717     2011
                                                                                  10.53             10.33         3,223     2010
                                                                                  10.71             10.53         3,012     2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $21.79            $20.45            --     2018
                                                                                 19.25             21.79            --     2017
                                                                                 17.77             19.25            --     2016
                                                                                 18.70             17.77            40     2015
                                                                                 16.80             18.70           466     2014
                                                                                 12.74             16.80            --     2013
                                                                                 11.59             12.74            --     2012
                                                                                 11.70             11.59            --     2011
                                                                                 10.38             11.70            --     2010
                                                                                  7.91             10.38            --     2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $12.94            $12.69            38     2018
                                                                                 12.74             12.94            24     2017
                                                                                 11.92             12.74            15     2016
                                                                                 12.26             11.92            15     2015
                                                                                 12.42             12.26           434     2014
                                                                                 12.19             12.42           410     2013
                                                                                 11.57             12.19           223     2012
                                                                                 11.49             11.57            --     2011
                                                                                 10.73             11.49            --     2010
                                                                                  7.58             10.73           245     2009
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $26.23            $24.04            12     2018
                                                                                 21.98             26.23            23     2017
                                                                                 20.79             21.98            13     2016
                                                                                 21.09             20.79            17     2015
                                                                                 19.25             21.09           207     2014
                                                                                 14.97             19.25           219     2013
                                                                                 13.14             14.97           241     2012
                                                                                 13.77             13.14           308     2011
                                                                                 12.00             13.77           297     2010
                                                                                  9.02             12.00           546     2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $19.55            $17.55         3,406     2018
                                                                                 17.68             19.55         3,436     2017
                                                                                 15.30             17.68         3,724     2016
                                                                                 16.28             15.30         4,331     2015
                                                                                 15.29             16.28         4,626     2014
                                                                                 12.19             15.29         5,045     2013
                                                                                 10.61             12.19         5,718     2012
                                                                                 10.74             10.61         6,439     2011
                                                                                  9.52             10.74         6,709     2010
                                                                                  7.47              9.52         7,256     2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $31.04            $25.96            11     2018
                                                                                 26.24             31.04            10     2017
                                                                                 23.88             26.24            11     2016
                                                                                 24.73             23.88            15     2015
                                                                                 23.77             24.73           177     2014
                                                                                 17.82             23.77            --     2013
                                                                                 15.85             17.82            --     2012
                                                                                 18.11             15.85            --     2011
                                                                                 14.35             18.11            --     2010
                                                                                 10.46             14.35            --     2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $13.00            $11.53            --     2018
                                                                         11.83             13.00            --     2017
                                                                         10.65             11.83            --     2016
                                                                         11.57             10.65            --     2015
                                                                         11.46             11.57            --     2014
                                                                          9.43             11.46            --     2013
                                                                          8.33              9.43            --     2012
                                                                          8.62              8.33            --     2011
                                                                          7.97              8.62            --     2010
                                                                          6.23              7.97            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $17.48            $16.41        18,581     2018
                                                                         16.24             17.48        19,708     2017
                                                                         14.51             16.24        20,345     2016
                                                                         15.90             14.51        21,723     2015
                                                                         15.49             15.90        24,890     2014
                                                                         13.85             15.49        25,804     2013
                                                                         12.52             13.85        57,572     2012
                                                                         12.46             12.52        81,318     2011
                                                                         11.27             12.46        88,896     2010
                                                                          8.47             11.27        93,641     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $19.75            $19.09            --     2018
                                                                         15.70             19.75            --     2017
                                                                         16.29             15.70            --     2016
                                                                         15.71             16.29            --     2015
                                                                         14.24             15.71            --     2014
                                                                         11.28             14.24            --     2013
                                                                         10.22             11.28            --     2012
                                                                         10.58             10.22            --     2011
                                                                          9.66             10.58            --     2010
                                                                          7.58              9.66            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $17.66            $15.76            --     2018
                                                                         16.60             17.66            --     2017
                                                                         14.57             16.60            --     2016
                                                                         15.62             14.57            18     2015
                                                                         14.86             15.62           209     2014
                                                                         11.80             14.86           212     2013
                                                                         10.52             11.80           230     2012
                                                                         10.84             10.52           387     2011
                                                                          9.93             10.84           376     2010
                                                                          8.02              9.93            --     2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $14.96            $12.41            31     2018
                                                                         13.06             14.96            28     2017
                                                                         12.41             13.06            50     2016
                                                                         13.53             12.41            51     2015
                                                                         15.51             13.53           555     2014
                                                                         12.85             15.51           478     2013
                                                                         11.07             12.85           500     2012
                                                                         12.62             11.07           483     2011
                                                                         11.86             12.62           432     2010
                                                                          8.82             11.86           993     2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $12.98            $10.85            18     2018
                                                                        11.16             12.98            16     2017
                                                                        10.37             11.16            25     2016
                                                                        11.30             10.37            52     2015
                                                                        11.84             11.30           573     2014
                                                                         9.22             11.84           356     2013
                                                                         7.76              9.22           396     2012
                                                                         8.50              7.76           520     2011
                                                                         8.07              8.50           479     2010
                                                                         6.27              8.07           971     2009
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.69            $13.44           170     2018
                                                                        13.46             13.69           202     2017
                                                                        13.43             13.46           201     2016
                                                                        13.53             13.43           181     2015
                                                                        13.14             13.53         1,249     2014
                                                                        13.59             13.14         1,234     2013
                                                                        13.15             13.59         1,196     2012
                                                                        12.46             13.15         2,031     2011
                                                                        11.63             12.46         2,165     2010
                                                                        10.80             11.63         1,110     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $32.52            $28.13           946     2018
                                                                        29.12             32.52           926     2017
                                                                        25.87             29.12         1,001     2016
                                                                        27.07             25.87         1,135     2015
                                                                        23.96             27.07         1,205     2014
                                                                        18.45             23.96         1,368     2013
                                                                        15.62             18.45         1,619     2012
                                                                        15.58             15.62         1,833     2011
                                                                        12.85             15.58         1,923     2010
                                                                        10.00             12.85         2,257     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $32.93            $28.46             3     2018
                                                                        29.11             32.93             6     2017
                                                                        24.67             29.11             6     2016
                                                                        26.54             24.67            --     2015
                                                                        24.67             26.54            --     2014
                                                                        17.67             24.67            --     2013
                                                                        15.03             17.67            --     2012
                                                                        16.08             15.03            --     2011
                                                                        12.89             16.08            --     2010
                                                                        10.00             12.89            --     2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $23.97            $22.08            60     2018
                                                                        19.97             23.97            43     2017
                                                                        18.34             19.97            47     2016
                                                                        18.52             18.34            44     2015
                                                                        16.57             18.52           531     2014
                                                                        12.39             16.57           575     2013
                                                                        10.73             12.39           658     2012
                                                                        11.14             10.73         1,505     2011
                                                                         9.99             11.14         1,472     2010
                                                                         7.62              9.99           653     2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $16.81            $15.53           797     2018
                                                                            15.29             16.81           823     2017
                                                                            14.32             15.29         6,553     2016
                                                                            14.67             14.32         6,647     2015
                                                                            13.81             14.67         8,883     2014
                                                                            11.85             13.81         9,246     2013
                                                                            10.88             11.85        21,151     2012
                                                                            10.91             10.88        42,360     2011
                                                                            10.14             10.91        45,559     2010
                                                                             8.78             10.14        50,504     2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.67            $12.50            23     2018
                                                                            10.07             12.67            41     2017
                                                                             9.70             10.07            28     2016
                                                                            10.00              9.70            --     2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.90            $10.47            --     2018
                                                                            10.48             10.90            --     2017
                                                                             9.89             10.48            --     2016
                                                                            10.29              9.89            --     2015
                                                                            10.18             10.29            --     2014
                                                                            10.00             10.18            --     2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $19.64            $18.13            --     2018
                                                                            15.82             19.64            --     2017
                                                                            16.52             15.82            --     2016
                                                                            16.30             16.52            --     2015
                                                                            14.42             16.30            --     2014
                                                                            11.35             14.42            --     2013
                                                                            10.16             11.35            --     2012
                                                                            10.50             10.16            --     2011
                                                                             9.80             10.50            --     2010
                                                                             6.93              9.80            --     2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $22.00            $19.84            67     2018
                                                                            19.21             22.00            47     2017
                                                                            17.59             19.21            44     2016
                                                                            17.38             17.59            --     2015
                                                                            16.04             17.38            --     2014
                                                                            12.43             16.04            --     2013
                                                                            10.86             12.43            --     2012
                                                                            11.10             10.86            --     2011
                                                                             9.77             11.10            --     2010
                                                                             7.77              9.77            --     2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           $27.18            $23.86           970     2018
                                                                            24.30             27.18           961     2017
                                                                            21.04             24.30         1,070     2016
                                                                            22.83             21.04         1,250     2015
                                                                            20.83             22.83         1,548     2014
                                                                            15.09             20.83         1,692     2013
                                                                            13.07             15.09         2,137     2012
                                                                            13.64             13.07         2,520     2011
                                                                            11.29             13.64         2,515     2010
                                                                             8.41             11.29         2,495     2009
--------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $18.63            $17.80           758     2018
                                                                 17.80             18.63           815     2017
                                                                 16.13             17.80           851     2016
                                                                 16.71             16.13           950     2015
                                                                 16.47             16.71         1,093     2014
                                                                 15.87             16.47         1,092     2013
                                                                 14.15             15.87         1,056     2012
                                                                 13.95             14.15         1,275     2011
                                                                 12.42             13.95         1,363     2010
                                                                  9.02             12.42         1,371     2009
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.74            $11.56         5,267     2018
                                                                 11.80             11.74         5,725     2017
                                                                 11.85             11.80         5,677     2016
                                                                 12.04             11.85         5,647     2015
                                                                 12.16             12.04         6,908     2014
                                                                 12.41             12.16         6,873     2013
                                                                 11.94             12.41         6,300     2012
                                                                 12.04             11.94         6,554     2011
                                                                 11.65             12.04         6,924     2010
                                                                 10.47             11.65         7,227     2009
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    $16.59            $15.25         6,389     2018
                                                                 14.62             16.59         6,791     2017
                                                                 14.01             14.62        13,439     2016
                                                                 14.43             14.01        13,638     2015
                                                                 13.96             14.43        16,816     2014
                                                                 12.38             13.96        17,696     2013
                                                                 11.21             12.38        26,086     2012
                                                                 11.75             11.21        72,734     2011
                                                                 10.92             11.75        74,064     2010
                                                                  9.21             10.92        78,753     2009
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $14.16            $12.98         5,001     2018
                                                                 12.52             14.16         5,005     2017
                                                                 12.02             12.52         5,199     2016
                                                                 12.42             12.02         5,320     2015
                                                                 12.04             12.42         8,203     2014
                                                                 10.70             12.04         8,420     2013
                                                                  9.71             10.70        22,812     2012
                                                                 10.21              9.71        24,264     2011
                                                                  9.51             10.21        24,201     2010
                                                                  8.04              9.51        24,476     2009
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS
Statement of Additional Information
The Company.....................................................................................................   B-3

The Separate Account............................................................................................   B-4

Additional Information About the Guarantee Account..............................................................   B-4

The Contracts...................................................................................................   B-4
   Transfer of Annuity Units....................................................................................   B-4
   Net Investment Factor........................................................................................   B-4

Termination of Participation Agreements.........................................................................   B-4

Calculation of Performance Data.................................................................................   B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio......................................   B-5
   Other Subaccounts............................................................................................   B-7
   Other Performance Data.......................................................................................   B-7

Tax Matters.....................................................................................................   B-8
   Taxation of Genworth Life and Annuity Insurance Company......................................................   B-8
   IRS Required Distributions...................................................................................   B-8

General Provisions..............................................................................................   B-8
   Using the Contracts as Collateral............................................................................   B-8
   The Beneficiary..............................................................................................   B-8
   Non-Participating............................................................................................   B-9
   Misstatement of Age or Gender................................................................................   B-9
   Incontestability.............................................................................................   B-9
   Statement of Values..........................................................................................   B-9
   Trust as Owner or Beneficiary................................................................................   B-9
   Written Notice...............................................................................................   B-9

Legal Developments Regarding Employment-Related Benefit Plans...................................................   B-9

Regulation of Genworth Life and Annuity Insurance Company.......................................................   B-9

Experts.........................................................................................................   B-9

Financial Statements............................................................................................  B-10


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (Foundation) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City               State                                      Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2019, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2019.

TABLE OF CONTENTS


The Company.....................................................................................................   B-3

The Separate Account............................................................................................   B-4

Additional Information About the Guarantee Account..............................................................   B-4

The Contracts...................................................................................................   B-4
   Transfer of Annuity Units....................................................................................   B-4
   Net Investment Factor........................................................................................   B-4

Termination of Participation Agreements.........................................................................   B-4

Calculation of Performance Data.................................................................................   B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio......................................   B-5
   Other Subaccounts............................................................................................   B-7
   Other Performance Data.......................................................................................   B-7

Tax Matters.....................................................................................................   B-8
   Taxation of Genworth Life and Annuity Insurance Company......................................................   B-8
   IRS Required Distributions...................................................................................   B-8

General Provisions..............................................................................................   B-8
   Using the Contracts as Collateral............................................................................   B-8
   The Beneficiary..............................................................................................   B-8
   Non-Participating............................................................................................   B-9
   Misstatement of Age or Gender................................................................................   B-9
   Incontestability.............................................................................................   B-9
   Statement of Values..........................................................................................   B-9
   Trust as Owner or Beneficiary................................................................................   B-9
   Written Notice...............................................................................................   B-9

Legal Developments Regarding Employment-Related Benefit Plans...................................................   B-9

Regulation of Genworth Life and Annuity Insurance Company.......................................................   B-9

Experts.........................................................................................................   B-9

Financial Statements............................................................................................  B-10

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately $2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.


Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. The closing of the transaction remains subject to other conditions and approvals.


We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products. We, however, continue to service our existing retained and reinsured blocks of business.


  . Runoff. Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and funding agreements. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept purchase payments on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.


We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.


We do business in the District of Columbia, Bermuda, and all states, except New York.


We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Series Trust II. This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon 180 days' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days', advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

JPMorgan Insurance Trust. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated by the parties upon one year advance written notice.

MFS(R) Variable Insurance Trust and MFS(R) Variable Insurance Trust II. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties on six months' advance written notice.

State Street Variable Insurance Series Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Wells Fargo Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range generally from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Government Money Market Fund's or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or Dreyfus Variable Investment Fund -- Government Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio or will be lower than the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund


                Current Yield: 0.54% as of December 31, 2018
                Effective Yield: 0.54% as of December 31, 2018


Dreyfus Variable Investment Fund -- Government Money Market Portfolio


                Current Yield: 0.30% as of December 31, 2018
                Effective Yield: 0.30% as of December 31, 2018


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for the Guaranteed Minimum Withdrawal Benefit for Life Rider (equal to an annual effective rate of 2.00% of the daily net assets in the Separate Account).

   (5) Standardized total return considers the charges for the Earnings Protector Death Benefit Rider Option (equal to an annualized rate of 0.30% of your Contract Value deducted on your contract anniversary).

   (6) Standardized total return considers the charge for the Annual Step-Up Death Benefit Rider Option (equal to an annualized rate of 0.20% of your Contract Value deducted on your contract anniversary).

   (7) Standardized total return does not reflect the deduction of any premium taxes.

   (8) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary.

   The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts


The statutory financial statements of Genworth Life and Annuity Insurance Company as of December 31, 2018 and 2017, and for each of the years in the three-year period ended December 31, 2018, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2018 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report dated April 22, 2019 of Genworth Life and Annuity Insurance Company includes explanatory language that states that the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The financial statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

Financial Statements


The Statement of Additional Information contains the statutory financial statements of the Company and the financial statements of the Separate Account. You should distinguish the financial statements of the Company from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2018

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2018

                                                                            Page
                                                                            -----
Report of Independent Registered public Accounting Firm....................   F-1

Statements of Assets and Liabilities.......................................   F-6

Statements of Operations...................................................  F-18

Statements of Changes in Net Assets........................................  F-30

Notes to Financials Statements.............................................  F-64

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VA Separate Account 1:

Opinion on the Financial Statements

   We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account) as of December 31, 2018, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or period listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or period listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 17, 2019

                                   Appendix

   Statement of assets and liabilities as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.
   AB Balanced Wealth Strategy Portfolio -- Class B
   AB Global Thematic Growth Portfolio -- Class B
   AB Growth and Income Portfolio -- Class B
   AB International Value Portfolio -- Class B
   AB Large Cap Growth Portfolio -- Class B
   AB Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco V.I. American Franchise Fund -- Series I shares
   Invesco V.I. American Franchise Fund -- Series II shares
   Invesco V.I. Comstock Fund -- Series II shares
   Invesco V.I. Core Equity Fund -- Series I shares
   Invesco V.I. Equity and Income Fund -- Series II shares
   Invesco V.I. Global Real Estate Fund -- Series II shares
   Invesco V.I. Government Securities Fund -- Series I shares
   Invesco V.I. International Growth Fund -- Series II shares
   Invesco V.I. Technology Fund -- Series I shares
   Invesco V.I. Value Opportunities Fund -- Series II shares
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I
   VP International Fund -- Class I
   VP Ultra(R) Fund -- Class I
   VP Value Fund -- Class I
BlackRock Variable Series Funds, Inc.
   BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares (1) BlackRock Basic Value V.I. Fund -- Class III Shares
   BlackRock Global Allocation V.I. Fund -- Class III Shares
   BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares (1) Columbia Funds Variable Series Trust II
   CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 (1)
   Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 (1)
Deutsche DWS Variable Series I (1)
   DWS Capital Growth VIP -- Class B Shares (1)
Deutsche DWS Variable Series II (1)
   DWS CROCI(R) U.S. VIP -- Class B Shares (1)
   DWS Small Mid Cap Value VIP -- Class B Shares (1)
Dreyfus
   Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Government Money Market Portfolio
   The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares (1) Eaton Vance Variable Trust
   VT Floating-Rate Income Fund
Federated Insurance Series
   Federated High Income Bond Fund II -- Primary Shares
   Federated High Income Bond Fund II -- Service Shares
   Federated Kaufmann Fund II -- Service Shares
   Federated Managed Volatility Fund II -- Primary Shares

Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager/SM/ Portfolio -- Initial Class
   VIP Asset Manager/SM/ Portfolio -- Service Class 2
   VIP Balanced Portfolio -- Service Class 2
   VIP Contrafund(R) Portfolio -- Initial Class
   VIP Contrafund(R) Portfolio -- Service Class 2
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
   VIP Equity-Income Portfolio -- Initial Class
   VIP Equity-Income Portfolio -- Service Class 2
   VIP Growth & Income Portfolio -- Initial Class
   VIP Growth & Income Portfolio -- Service Class 2
   VIP Growth Opportunities Portfolio -- Initial Class
   VIP Growth Opportunities Portfolio -- Service Class 2
   VIP Growth Portfolio -- Initial Class
   VIP Growth Portfolio -- Service Class 2
   VIP Investment Grade Bond Portfolio -- Service Class 2
   VIP Mid Cap Portfolio -- Initial Class
   VIP Mid Cap Portfolio -- Service Class 2
   VIP Overseas Portfolio -- Initial Class
   VIP Value Strategies Portfolio -- Service Class 2
Franklin Templeton Variable Insurance Products Trust
   Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares Franklin Income VIP Fund -- Class 2 Shares
   Franklin Large Cap Growth VIP Fund -- Class 2 Shares
   Franklin Mutual Shares VIP Fund -- Class 2 Shares
   Templeton Foreign VIP Fund -- Class 1 Shares
   Templeton Foreign VIP Fund -- Class 2 Shares
   Templeton Global Bond VIP Fund -- Class 1 Shares
   Templeton Growth VIP Fund -- Class 2 Shares
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Government Money Market Fund -- Service Shares
   Goldman Sachs Large Cap Value Fund -- Institutional Shares
   Goldman Sachs Mid Cap Value Fund -- Institutional Shares
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
   JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1
Janus Aspen Series
   Janus Henderson Balanced Portfolio -- Institutional Shares (1)
   Janus Henderson Balanced Portfolio -- Service Shares (1)
   Janus Henderson Enterprise Portfolio -- Institutional Shares (1) Janus Henderson Enterprise Portfolio -- Service Shares (1)
   Janus Henderson Flexible Bond Portfolio -- Institutional Shares (1) Janus Henderson Forty Portfolio -- Institutional Shares (1)
   Janus Henderson Forty Portfolio -- Service Shares (1)
   Janus Henderson Global Research Portfolio -- Institutional Shares (1) Janus Henderson Global Research Portfolio -- Service Shares (1)
   Janus Henderson Global Technology Portfolio -- Service Shares (1) Janus Henderson Overseas Portfolio -- Institutional Shares (1)
   Janus Henderson Overseas Portfolio -- Service Shares (1)
   Janus Henderson Research Portfolio -- Institutional Shares (1)
   Janus Henderson Research Portfolio -- Service Shares (1)

Legg Mason Partners Variable Equity Trust
   ClearBridge Variable Aggressive Growth Portfolio -- Class II
   ClearBridge Variable Dividend Strategy Portfolio -- Class I
   ClearBridge Variable Dividend Strategy Portfolio -- Class II
   ClearBridge Variable Large Cap Value Portfolio -- Class I
MFS(R) Variable Insurance Trust
   MFS(R) Investors Trust Series -- Service Class Shares
   MFS(R) New Discovery Series -- Service Class Shares
   MFS(R) Total Return Series -- Service Class Shares
   MFS(R) Utilities Series -- Service Class Shares
MFS(R) Variable Insurance Trust II
   MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares MFS(R) Strategic Income Portfolio -- Service Class Shares
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Service Shares
   Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares
   Oppenheimer Global Fund/VA -- Service Shares
   Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares
   Oppenheimer Main Street Fund/VA -- Service Shares
   Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares
   Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares (1)
PIMCO Variable Insurance Trust
   All Asset Portfolio -- Advisor Class Shares
   High Yield Portfolio -- Administrative Class Shares
   International Bond Portfolio (U.S. Dollar Hedged) -- Administrative
     Class Shares (1)
   Long-Term U.S. Government Portfolio -- Administrative Class Shares
   Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
State Street Variable Insurance Series Funds, Inc.
   Income V.I.S. Fund -- Class 1 Shares
   Premier Growth Equity V.I.S. Fund -- Class 1 Shares
   Real Estate Securities V.I.S. Fund -- Class 1 Shares
   S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
   Small-Cap Equity V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 3 Shares
   U.S. Equity V.I.S. Fund -- Class 1 Shares
The Alger Portfolios
   Alger Large Cap Growth Portfolio -- Class I-2 Shares
   Alger Small Cap Growth Portfolio -- Class I-2 Shares
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares
   Jennison Portfolio -- Class II Shares
   Natural Resources Portfolio -- Class II Shares
   SP International Growth Portfolio -- Class II Shares
   SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares
Wells Fargo Variable Trust
   Wells Fargo VT Omega Growth Fund -- Class 2

   Statement of assets and liabilities as of December 31, 2018, the related statement of operations for the period from January 1, 2018 to August 17, 2018 (closure) and the statements of changes in net assets for the period from January 1, 2018 to August 17, 2018 (closure) and the year ended December 31, 2017.

Federated Insurance Series
   Federated Managed Tail Risk Fund II -- Primary Shares

(1)See Note 1 to the financial statements for the former name of the subaccount.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2018


                                                               AB Variable Products Series Fund, Inc.
                                                        ----------------------------------------------------
                                                             AB           AB
                                                          Balanced      Global         AB           AB
                                                           Wealth      Thematic    Growth and  International
                                          Consolidated    Strategy      Growth       Income        Value
                                             Total      Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                          (unaudited)     Class B      Class B      Class B       Class B
------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)      $4,542,441,297  $12,219,802   $1,987,993  $40,689,400   $28,765,983
Dividend receivable                           1,221,673           --           --           --            --
Receivable for units sold                     1,037,945           --          199           --        18,367
Total assets                              4,544,700,915   12,219,802    1,988,192   40,689,400    28,784,350

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                       616,969        1,780          252        5,131         4,015
Payable for units withdrawn                   3,164,354       14,528           --      127,344            --
Total liabilities                             3,781,323       16,308          252      132,475         4,015

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                       3,986,151,656   11,144,296    1,987,940   40,377,004    27,488,349
Variable annuity contract owners in the
annuitization period                        554,767,936    1,059,198           --      179,921     1,291,986
Net assets                               $4,540,919,592  $12,203,494   $1,987,940  $40,556,925   $28,780,335

Investments in securities at cost        $4,748,128,769  $13,571,699   $1,555,784  $37,038,249   $32,392,179
Shares outstanding                                   --    1,224,429       75,503    1,488,274     2,340,601




                                            AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         ----------------------------------------------------------------------------------
                                             Invesco          Invesco         Invesco                          Invesco
                                               V.I.            V.I.             V.I.           Invesco           V.I.
                                              Global        Government     International        V.I.            Value
                                           Real Estate      Securities         Growth        Technology     Opportunities
                                             Fund --          Fund --         Fund --          Fund --         Fund --
                                         Series II shares Series I shares Series II shares Series I shares Series II shares
---------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)              $202,150          $2,818      $41,027,182         $32,700       $3,817,939
Dividend receivable                                    --              --               --              --               --
Receivable for units sold                              20              --               --              --            3,608
Total assets                                      202,170           2,818       41,027,182          32,700        3,821,547

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                              31              --            5,667               2              487
Payable for units withdrawn                            --               1           79,019              --               --
Total liabilities                                      31               1           84,686               2              487

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                               135,589           2,817       39,232,644          32,698        3,811,315
Variable annuity contract owners in the
annuitization period                               66,550              --        1,709,852              --            9,745
Net assets                                       $202,139          $2,817      $40,942,496         $32,698       $3,821,060

Investments in securities at cost                $212,632          $2,964      $41,975,868         $34,953       $5,063,830
Shares outstanding                                 13,450             251        1,261,987           1,492          695,435

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

  AB Variable Products
Series Fund, Inc. (continued)          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------
                                  Invesco         Invesco                           Invesco         Invesco
     AB             AB             V.I.             V.I.           Invesco           V.I.             V.I.
 Large Cap      Small Cap        American         American           V.I.            Core          Equity and
   Growth         Growth         Franchise       Franchise         Comstock         Equity           Income
Portfolio --   Portfolio --       Fund --         Fund --          Fund --          Fund --         Fund --
  Class B        Class B      Series I shares Series II shares Series II shares Series I shares Series II shares
----------------------------------------------------------------------------------------------------------------

 $21,757,218    $12,264,963       $15,186,618       $4,472,910      $21,940,029     $95,139,102      $17,566,552
          --             --                --               --               --              --               --
          --          1,155                --               --               --         207,485           13,300
  21,757,218     12,266,118        15,186,618        4,472,910       21,940,029      95,346,587       17,579,852

       2,702          1,507             1,862              562            2,801          13,402            2,707
       4,615             --                93            4,787           11,099              --               --
       7,317          1,507             1,955            5,349           13,900          13,402            2,707

  21,731,352     12,242,258        15,180,581        4,454,588       21,896,762      89,870,500       17,003,293
      18,549         22,353             4,082           12,973           29,367       5,462,685          573,852
 $21,749,901    $12,264,611       $15,184,663       $4,467,561      $21,926,129     $95,333,185      $17,577,145

 $20,098,476    $13,405,167       $15,459,240       $2,919,636      $21,210,095    $109,057,066      $18,109,895
     444,842        816,032           265,733           81,474        1,366,129       3,074,955        1,095,172

     American
      Century
     Variable
Portfolios II, Inc. American Century Variable Portfolios, Inc. BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------
                                                                  BlackRock          BlackRock
        VP             VP                                         Advantage            Basic
     Inflation      Income &        VP          VP       VP       U.S. Total           Value
    Protection       Growth    International Ultra(R)   Value       Market              V.I.
      Fund --       Fund --       Fund --    Fund --   Fund --   V.I. Fund --         Fund --
     Class II       Class I       Class I    Class I   Class I Class III Shares   Class III Shares
----------------------------------------------------------------------------------------------------

        $36,565,180 $327,635        $511,149  $39,948  $58,061       $3,793,535        $27,742,118
                 --       --              --       --       --               --                 --
                 --      364              --       --       --            3,188             33,607
         36,565,180  327,999         511,149   39,948   58,061        3,796,723         27,775,725

              5,235       49              75      (10)       6              484              3,838
            172,870       --              16        1        5               --                 --
            178,105       49              91       (9)      11              484              3,838

         34,056,052  231,977         377,199   39,957   58,050        3,792,014         26,517,698
          2,331,023   95,973         133,859       --       --            4,225          1,254,189
        $36,387,075 $327,950        $511,058  $39,957  $58,050       $3,796,239        $27,771,887

        $39,182,761 $324,228        $516,958  $31,199  $40,832       $4,575,644        $31,617,379
          3,793,068   36,323          53,580    2,296    5,800          258,768          2,257,292

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                                                                              Deutsche
                                                                                                                DWS
                                         BlackRock Variable Series Funds,  Columbia Funds Variable Series     Variable
                                                 Inc. (continued)                  Trust II                   Series I
                                         --------------------------------- ------------------------------  --------------
                                                             BlackRock                       Columbia
                                            BlackRock        Large Cap     CTIVP/SM/ --      Variable
                                              Global           Focus         Loomis        Portfolio --         DWS
                                            Allocation         Growth        Sayles          Overseas         Capital
                                               V.I.             V.I.         Growth            Core            Growth
                                             Fund --          Fund --       Fund --          Fund --           VIP --
                                         Class III Shares Class III Shares  Class 1          Class 2       Class B Shares
-------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)          $213,368,241       $4,798,088 $37,253,689      $12,123,382            $9,641
Dividend receivable                                    --               --          --               --                --
Receivable for units sold                              --               --      21,130            2,263                --
Total assets                                  213,368,241        4,798,088  37,274,819       12,125,645             9,641

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          32,118              645       5,028            1,544                 1
Payable for units withdrawn                       106,058               16          --               --                 1
Total liabilities                                 138,176              661       5,028            1,544                 2

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                           196,411,359        4,797,427  35,999,793       12,087,071             9,639
Variable annuity contract owners in the
annuitization period                           16,818,706               --   1,269,998           37,030                --
Net assets                                   $213,230,065       $4,797,427 $37,269,791      $12,124,101            $9,639

Investments in securities at cost            $227,743,782       $5,204,229 $30,923,246      $12,678,976            $8,244
Shares outstanding                             16,476,312          365,429   1,307,147          956,857               355

                                                                                                      Fidelity(R)
                                                                                                       Variable
                                                                                                       Insurance
                                                   Federated Insurance Series (continued)            Products Fund
                                         ----------------------------------------------------------- -------------
                                           Federated
                                              High                       Federated      Federated         VIP
                                             Income       Federated       Managed        Managed         Asset
                                              Bond         Kaufmann      Tail Risk      Volatility    Manager/SM/
                                           Fund II --     Fund II --     Fund II --     Fund II --   Portfolio --
                                         Service Shares Service Shares Primary Shares Primary Shares Initial Class
------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $10,469,899    $16,660,579            $--     $8,555,699   $36,773,610
Dividend receivable                                  --             --             --             --            --
Receivable for units sold                            --             --             --         14,617            --
Total assets                                 10,469,899     16,660,579             --      8,570,316    36,773,610

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         1,327          2,107             --          1,017         3,684
Payable for units withdrawn                       4,119        100,628             --             --         9,440
Total liabilities                                 5,446        102,735             --          1,017        13,124

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          10,443,798     16,513,419             --      8,497,470    36,282,499
Variable annuity contract owners in the
annuitization period                             20,655         44,425             --         71,829       477,987
Net assets                                  $10,464,453    $16,557,844            $--     $8,569,299   $36,760,486

Investments in securities at cost           $11,400,581    $14,372,991            $--     $8,941,441   $39,808,618
Shares outstanding                            1,733,427        948,240             --        891,219     2,688,129

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                                                            Federated
                                                                            Eaton Vance     Insurance
Deutsche DWS Variable Series II                  Dreyfus                   Variable Trust     Series
--------------------------------------------------------------------------------------------------------
                                   Dreyfus       Dreyfus     The Dreyfus
                     DWS          Investment     Variable    Sustainable                    Federated
                    Small         Portfolios    Investment       U.S.                          High
     DWS           Mid Cap          MidCap       Fund --        Equity           VT           Income
   CROCI(R)         Value           Stock       Government    Portfolio,   Floating-Rate       Bond
 U.S. VIP --        VIP --       Portfolio --  Money Market    Inc. --         Income       Fund II --
Class B Shares  Class B Shares  Initial Shares  Portfolio   Initial Shares      Fund      Primary Shares
--------------------------------------------------------------------------------------------------------

       $43,435          $9,965         $88,363   $1,089,943     $5,898,301    $55,070,404     $8,710,844
            --              --              --        1,679             --        208,797             --
            --              --              --           --             --             --             --
        43,435           9,965          88,363    1,091,622      5,898,301     55,279,201      8,710,844

             7               1              11          140            733          7,522          1,042
            --               2              --            1            255        101,429          1,123
             7               3              11          141            988        108,951          2,165

        43,428           9,962          88,352    1,091,481      5,897,313     52,814,328      8,674,487
            --              --              --           --             --      2,355,922         34,192
       $43,428          $9,962         $88,352   $1,091,481     $5,897,313    $55,170,250     $8,708,679

       $43,466         $11,343         $89,052   $1,089,943     $6,219,630    $57,070,891     $9,552,991
         3,217             817           5,260    1,089,943        191,940      6,173,812      1,435,065

                         Fidelity(R) Variable Insurance Products Fund (continued)
-----------------------------------------------------------------------------------------------------------
                                                                    VIP
      VIP                                                         Dynamic
     Asset            VIP            VIP            VIP           Capital          VIP            VIP
  Manager/SM/      Balanced     Contrafund(R)  Contrafund(R)   Appreciation   Equity-Income  Equity-Income
 Portfolio --    Portfolio --   Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --
Service Class 2 Service Class 2 Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2
-----------------------------------------------------------------------------------------------------------

     $4,927,965     $57,202,946   $86,806,076     $96,367,377      $1,733,031   $66,564,689     $61,016,712
             --              --            --              --              --            --              --
             --          24,484            --           1,296             251            --          34,559
      4,927,965      57,227,430    86,806,076      96,368,673       1,733,282    66,564,689      61,051,271

            746           8,633        10,101          12,444             219         7,459           8,098
            934              --        10,771              --              --         3,580              --
          1,680           8,633        20,872          12,444             219        11,039           8,098

      4,870,730      54,283,830    86,536,269      94,598,260       1,729,274    66,195,898      59,757,796
         55,555       2,934,967       248,935       1,757,969           3,789       357,752       1,285,377
     $4,926,285     $57,218,797   $86,785,204     $96,356,229      $1,733,063   $66,553,650     $61,043,173

     $5,306,173     $55,754,008   $75,751,531     $91,315,669      $1,618,955   $69,721,788     $64,465,650
        369,690       3,494,377     2,701,714       3,077,847         145,878     3,267,781       3,073,890

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                 Fidelity(R) Variable Insurance Products Fund (continued)
                                         -------------------------------------------------------------------------
                                              VIP            VIP            VIP            VIP
                                           Growth &       Growth &        Growth         Growth           VIP
                                            Income         Income      Opportunities  Opportunities     Growth
                                         Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Initial Class Service Class 2 Initial Class Service Class 2 Initial Class
------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $17,106,242     $12,730,750   $10,431,325      $7,034,761   $54,334,330
Dividend receivable                                 --              --            --              --            --
Receivable for units sold                        3,347              --            --              --            --
Total assets                                17,109,589      12,730,750    10,431,325       7,034,761    54,334,330

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                        1,987           1,625         1,234             800         5,959
Payable for units withdrawn                         --          27,099         1,667           2,369         4,826
Total liabilities                                1,987          28,724         2,901           3,169        10,785

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         17,056,215      12,697,923    10,415,580       7,031,592    54,063,792
Variable annuity contract owners in the
annuitization period                            51,387           4,103        12,844              --       259,753
Net assets                                 $17,107,602     $12,702,026   $10,428,424      $7,031,592   $54,323,545

Investments in securities at cost          $13,999,805     $11,775,641    $7,213,266      $6,483,557   $39,334,714
Shares outstanding                             882,675         672,162       274,436         187,794       860,810

                                              Franklin Templeton Variable Insurance Products Trust (continued)
                                         --------------------------------------------------------------------------
                                                           Franklin       Franklin
                                            Franklin      Large Cap        Mutual       Templeton      Templeton
                                             Income         Growth         Shares        Foreign        Foreign
                                          VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --
                                         Class 2 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
-------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $235,454,387       $160,103    $11,797,699     $5,402,246       $561,582
Dividend receivable                                  --             --             --             --             --
Receivable for units sold                            --             --         10,615             --             --
Total assets                                235,454,387        160,103     11,808,314      5,402,246        561,582

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                        38,104             20          1,485            652             82
Payable for units withdrawn                      87,800             24             --          2,266             51
Total liabilities                               125,904             44          1,485          2,918            133

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         215,255,086        160,059     11,757,646      5,391,937        427,159
Variable annuity contract owners in the
annuitization period                         20,073,397             --         49,183          7,391        134,290
Net assets                                 $235,328,483       $160,059    $11,806,829     $5,399,328       $561,449

Investments in securities at cost          $242,011,111       $148,365    $11,799,013     $6,113,358       $627,390
Shares outstanding                           15,973,839          8,562        678,029        415,238         44,080

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                                                               Franklin
                                                                                              Templeton
                                                                                               Variable
                                                                                              Insurance
                 Fidelity(R) Variable Insurance Products Fund (continued)                   Products Trust
----------------------------------------------------------------------------------------------------------
                                                                                               Franklin
                      VIP                                                         VIP          Founding
      VIP         Investment         VIP            VIP            VIP           Value          Funds
    Growth        Grade Bond       Mid Cap        Mid Cap       Overseas      Strategies      Allocation
 Portfolio --    Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --    VIP Fund --
Service Class 2 Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2 Class 2 Shares
----------------------------------------------------------------------------------------------------------

    $18,736,652     $76,305,567        $8,816     $94,698,594   $13,287,332      $1,980,757    $52,904,627
             --              --            --              --            --              --             --
             --              --            --          75,884            19              --         79,881
     18,736,652      76,305,567         8,816      94,774,478    13,287,351       1,980,757     52,984,508

          2,365          10,821             1          12,435         1,476             247          8,231
         17,017         418,354             1              --            --              35             --
         19,382         429,175             2          12,435         1,476             282          8,231

     18,664,583      71,535,706         8,814      92,449,848    13,240,941       1,966,518     45,212,795
         52,687       4,340,686            --       2,312,195        44,934          13,957      7,763,482
    $18,717,270     $75,876,392        $8,814     $94,762,043   $13,285,875      $1,980,475    $52,976,277

    $16,242,115     $79,924,328        $9,161    $101,925,775   $12,405,837      $2,275,404    $60,936,631
        302,643       6,342,940           292       3,240,883       694,581         176,696      8,370,985

 Franklin Templeton Variable
Insurance Products Trust (continued)   Goldman Sachs Variable Insurance Trust    JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------
                                        Goldman        Goldman       Goldman      JPMorgan     JPMorgan
  Templeton          Templeton           Sachs          Sachs       Sachs Mid    Insurance     Insurance
    Global             Growth          Government     Large Cap     Cap Value      Trust         Trust
   Bond VIP             VIP           Money Market  Value Fund --    Fund --     Core Bond   Mid Cap Value
   Fund --            Fund --           Fund --     Institutional Institutional Portfolio -- Portfolio --
Class 1 Shares     Class 2 Shares    Service Shares    Shares        Shares       Class 1       Class 1
----------------------------------------------------------------------------------------------------------

    $5,388,966         $7,351,205      $126,655,733    $5,490,129   $29,998,349   $2,665,744      $331,350
            --                 --           202,763            --            --           --            --
            --              5,975            60,960            --            --           --           529
     5,388,966          7,357,180       126,919,456     5,490,129    29,998,349    2,665,744       331,879

           594                931            16,339           646         3,619          400            50
            68                 --                --         3,003        12,405        6,401            --
           662                931            16,339         3,649        16,024        6,801            50

     5,287,252          7,279,087       125,971,075     5,414,858    29,827,826    1,826,929       232,478
       101,052             77,162           932,042        71,622       154,499      832,014        99,351
    $5,388,304         $7,356,249      $126,903,117    $5,486,480   $29,982,325   $2,658,943      $331,829

    $5,493,821         $7,961,954      $126,655,733    $7,289,209   $34,533,627   $2,760,802      $345,455
       307,239            602,064       126,655,733       715,793     2,327,257      250,070        32,613

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                         JPMorgan Insurance Trust
                                                (continued)                    Janus Aspen Series
                                         ------------------------- ------------------------------------------
                                           JPMorgan     JPMorgan       Janus                        Janus
                                          Insurance    Insurance     Henderson       Janus        Henderson
                                         Trust Small     Trust       Balanced      Henderson     Enterprise
                                           Cap Core   U.S. Equity  Portfolio --     Balanced    Portfolio --
                                         Portfolio -- Portfolio -- Institutional  Portfolio --  Institutional
                                           Class 1      Class 1       Shares     Service Shares    Shares
-------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)           $92,569   $1,294,921   $63,150,834    $93,158,107   $41,315,126
Dividend receivable                                --           --            --             --            --
Receivable for units sold                         239        2,321            --             --        13,215
Total assets                                   92,808    1,297,242    63,150,834     93,158,107    41,328,341

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          14          199         7,370         13,510         4,800
Payable for units withdrawn                        --           --        35,427         36,405            --
Total liabilities                                  14          199        42,797         49,915         4,800

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                            61,719      833,541    62,538,244     88,765,022    41,074,141
Variable annuity contract owners in the
annuitization period                           31,075      463,502       569,793      4,343,170       249,400
Net assets                                    $92,794   $1,297,043   $63,108,037    $93,108,192   $41,323,541

Investments in securities at cost             $91,793   $1,218,830   $51,489,144    $78,429,503   $27,220,872
Shares outstanding                              4,387       48,626     1,871,136      2,617,536       616,460

                                                                                                    Legg Mason
                                                                                                     Partners
                                                                                                     Variable
                                                      Janus Aspen Series (continued)               Equity Trust
                                         --------------------------------------------------------- ------------
                                             Janus                        Janus                    ClearBridge
                                           Henderson       Janus        Henderson       Janus        Variable
                                           Overseas      Henderson      Research      Henderson     Aggressive
                                         Portfolio --     Overseas    Portfolio --     Research       Growth
                                         Institutional  Portfolio --  Institutional  Portfolio --  Portfolio --
                                            Shares     Service Shares    Shares     Service Shares   Class II
---------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $18,321,848     $2,018,926   $35,838,461     $2,750,971   $5,229,136
Dividend receivable                                 --             --            --             --           --
Receivable for units sold                       14,354             --            --            214          244
Total assets                                18,336,202      2,018,926    35,838,461      2,751,185    5,229,380

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                        2,181            255         4,101            349          681
Payable for units withdrawn                         --             32        14,433             --           --
Total liabilities                                2,181            287        18,534            349          681

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         18,232,865      2,018,639    35,710,492      2,748,977    5,168,519
Variable annuity contract owners in the
annuitization period                           101,156             --       109,435          1,859       60,180
Net assets                                 $18,334,021     $2,018,639   $35,819,927     $2,750,836   $5,228,699

Investments in securities at cost          $25,422,523     $2,375,098   $27,542,960     $2,091,479   $5,906,156
Shares outstanding                             685,955         78,741     1,063,456         83,692      230,054

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


                                         Janus Aspen Series (continued)
----------------------------------------------------------------------------------------------------------------
                   Janus                                                Janus          Janus          Janus
    Janus        Henderson         Janus              Janus           Henderson      Henderson      Henderson
  Henderson    Flexible Bond     Henderson          Henderson      Global Research     Global         Global
  Enterprise   Portfolio --  Forty Portfolio -- Forty Portfolio --  Portfolio --      Research      Technology
 Portfolio --  Institutional   Institutional         Service        Institutional   Portfolio --   Portfolio --
Service Shares    Shares           Shares             Shares           Shares      Service Shares Service Shares
----------------------------------------------------------------------------------------------------------------

    $4,958,533    $9,436,979        $31,615,197        $11,059,067     $35,426,788     $2,720,453     $7,443,217
            --            --                 --                 --              --             --             --
            --            --             20,771                950              --            161             --
     4,958,533     9,436,979         31,635,968         11,060,017      35,426,788      2,720,614      7,443,217

           619         1,118              3,773              1,381           4,014            342            901
        12,818         5,489                 --                 --           1,533             --         10,224
        13,437         6,607              3,773              1,381           5,547            342         11,125

     4,936,292     9,326,272         31,349,735         10,992,697      35,204,848      2,709,571      7,377,608
         8,804       104,100            282,460             65,939         216,393         10,701         54,484
    $4,945,096    $9,430,372        $31,632,195        $11,058,636     $35,421,241     $2,720,272     $7,432,092

    $3,487,794   $10,139,482        $30,635,908        $11,573,795     $23,501,775     $1,820,023     $5,471,421
        78,719       841,836            898,159            333,607         751,682         58,948        665,167




Legg Mason Partners Variable Equity Trust (continued)            MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------
ClearBridge       ClearBridge       ClearBridge
  Variable          Variable          Variable            MFS(R)       MFS(R) New     MFS(R)       MFS(R)
  Dividend          Dividend         Large Cap           Investors     Discovery   Total Return  Utilities
  Strategy          Strategy           Value          Trust Series --  Series --    Series --    Series --
Portfolio --      Portfolio --      Portfolio --          Service       Service      Service      Service
  Class I           Class II          Class I          Class Shares   Class Shares Class Shares Class Shares
------------------------------------------------------------------------------------------------------------

  $3,888,668        $7,452,113       $12,735,826           $4,767,963  $11,105,954  $37,932,279  $13,018,773
          --                --                --                   --           --           --           --
          --                --               550                   --           --           --           --
   3,888,668         7,452,113        12,736,376            4,767,963   11,105,954   37,932,279   13,018,773

         462             1,085             1,612                  601        1,394        5,833        1,640
       1,839             2,533                --                  256       18,356        8,166        1,038
       2,301             3,618             1,612                  857       19,750       13,999        2,678

   3,886,367         7,212,201        12,715,549            4,759,324   11,079,118   36,164,386   12,999,013
          --           236,294            19,215                7,782        7,086    1,753,894       17,082
  $3,886,367        $7,448,495       $12,734,764           $4,767,106  $11,086,204  $37,918,280  $13,016,095

  $3,182,923        $6,556,182       $13,030,740           $3,945,597  $11,374,281  $37,394,649  $11,925,739
     222,591           425,106           712,693              178,709      698,049    1,774,195      451,101

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                         MFS(R) Variable Insurance
                                                  Trust II             Oppenheimer Variable Account Funds
                                         -------------------------- ----------------------------------------
                                            MFS(R)
                                         Massachusetts    MFS(R)    Oppenheimer                 Oppenheimer
                                           Investors    Strategic     Capital     Oppenheimer   Conservative
                                         Growth Stock     Income    Appreciation    Capital       Balanced
                                         Portfolio --  Portfolio --  Fund/VA --   Appreciation   Fund/VA --
                                            Service      Service    Non-Service    Fund/VA --   Non-Service
                                         Class Shares  Class Shares    Shares    Service Shares    Shares
------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $5,962,309      $25,749  $22,214,455     $3,754,210   $9,406,546
Dividend receivable                                 --           --           --             --           --
Receivable for units sold                           --           --           --         11,060           --
Total assets                                 5,962,309       25,749   22,214,455      3,765,270    9,406,546

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          766            3        2,545            469        1,046
Payable for units withdrawn                        202           --        2,830             --          290
Total liabilities                                  968            3        5,375            469        1,336

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          5,846,901       25,746   22,069,643      3,764,801    9,302,553
Variable annuity contract owners in the
annuitization period                           114,440           --      139,437             --      102,657
Net assets                                  $5,961,341      $25,746  $22,209,080     $3,764,801   $9,405,210

Investments in securities at cost           $5,949,110      $27,137  $20,380,045     $3,687,691   $9,358,611
Shares outstanding                             343,056        2,802      458,030         78,573      651,874

                                          Oppenheimer
                                           Variable
                                         Account Funds
                                          (continued)               PIMCO Variable Insurance Trust
                                         ------------- ---------------------------------------------------------
                                                                                   International
                                          Oppenheimer                                   Bond        Long-Term
                                         Total Return                                Portfolio         U.S.
                                             Bond       All Asset     High Yield    (U.S. Dollar    Government
                                          Fund/VA --   Portfolio --  Portfolio --    Hedged) --    Portfolio --
                                          Non-Service    Advisor    Administrative Administrative Administrative
                                            Shares     Class Shares  Class Shares   Class Shares   Class Shares
----------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $8,096,167   $5,903,989    $40,404,744     $2,163,441    $34,774,357
Dividend receivable                                 --           --        174,102          2,986         70,264
Receivable for units sold                           --           --             --             --             --
Total assets                                 8,096,167    5,903,989     40,578,846      2,166,427     34,844,621

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          942          761          5,527            278          4,765
Payable for units withdrawn                      1,409        1,040         94,698             73        193,467
Total liabilities                                2,351        1,801        100,225            351        198,232

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          8,001,333    5,902,188     38,966,363      2,145,643     33,247,098
Variable annuity contract owners in the
annuitization period                            92,483           --      1,512,258         20,433      1,399,291
Net assets                                  $8,093,816   $5,902,188    $40,478,621     $2,166,076    $34,646,389

Investments in securities at cost           $8,974,895   $6,333,007    $42,601,278     $2,087,773    $36,571,081
Shares outstanding                           1,080,930      587,462      5,550,102        199,579      2,992,630

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


                             Oppenheimer Variable Account Funds (continued)
---------------------------------------------------------------------------------------------------------

                Oppenheimer                                  Oppenheimer
 Oppenheimer   Discovery Mid  Oppenheimer                  Global Strategic                 Oppenheimer
 Conservative   Cap Growth   Discovery Mid   Oppenheimer        Income       Oppenheimer    Main Street
   Balanced     Fund/VA --     Cap Growth       Global        Fund/VA --     Main Street     Small Cap
  Fund/VA --    Non-Service    Fund/VA --     Fund/VA --     Non-Service      Fund/VA --   Fund(R)/VA --
Service Shares    Shares     Service Shares Service Shares      Shares      Service Shares Service Shares
---------------------------------------------------------------------------------------------------------

   $16,921,717   $19,643,841     $6,941,500    $59,130,600       $2,757,515   $106,582,255    $27,440,563
            --            --             --             --               --             --             --
            --            --             --             --               --        211,877         61,738
    16,921,717    19,643,841      6,941,500     59,130,600        2,757,515    106,794,132     27,502,301

         2,608         2,157            871          7,646              317         14,868          3,708
        24,399         1,192            268         25,466            1,600             --             --
        27,007         3,349          1,139         33,112            1,917         14,868          3,708

    15,739,139    19,458,676      6,940,361     58,220,736        2,700,235    100,853,529     26,622,211
     1,155,571       181,816             --        876,752           55,363      5,925,735        876,382
   $16,894,710   $19,640,492     $6,940,361    $59,097,488       $2,755,598   $106,779,264    $27,498,593

   $16,320,551   $17,340,859     $7,632,434    $57,837,180       $3,151,656   $104,868,040    $29,316,447
     1,188,323       286,145        107,771      1,575,556          591,741      4,020,455      1,369,973

PIMCO Variable Insurance Trust Rydex Variable
         (continued)               Trust          State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------

                                                                Premier
     Low            Total                                        Growth      Real Estate     S&P 500(R)
   Duration         Return                                       Equity       Securities       Index
 Portfolio --    Portfolio --                     Income         V.I.S.         V.I.S.         V.I.S.
Administrative  Administrative   NASDAQ --    V.I.S. Fund --    Fund --        Fund --        Fund --
 Class Shares    Class Shares   100(R) Fund   Class 1 Shares Class 1 Shares Class 1 Shares Class 1 Shares
---------------------------------------------------------------------------------------------------------

   $44,183,073    $165,580,344     $4,177,752    $15,797,862    $24,964,110    $40,393,562   $130,231,946
       115,824         445,258             --             --             --             --             --
            --              --             --             --             --         16,673          6,564
    44,298,897     166,025,602      4,177,752     15,797,862     24,964,110     40,410,235    130,238,510

         6,186          22,285            519          1,945          3,106          5,180         15,828
       146,909         697,243         83,979         13,476         40,760             --             --
       153,095         719,528         84,498         15,421         43,866          5,180         15,828

    42,736,347     160,178,949      4,093,254     15,732,946     24,610,319     39,554,269    129,698,981
     1,409,455       5,127,125             --         49,495        309,925        850,786        523,701
   $44,145,802    $165,306,074     $4,093,254    $15,782,441    $24,920,244    $40,405,055   $130,222,682

   $45,121,914    $173,506,358     $3,771,933    $16,512,061    $25,455,456    $46,802,128    $99,948,782
     4,383,241      15,799,651        114,271      1,427,088        302,559      3,625,993      3,415,472

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


                                                                                                           The Alger
                                         State Street Variable Insurance Series Funds, Inc. (continued)    Portfolios
                                         -----------------------------------------------------------    ----------------

                                           Small-Cap           Total          Total           U.S.           Alger
                                             Equity            Return         Return         Equity        Large Cap
                                             V.I.S.            V.I.S.         V.I.S.         V.I.S.          Growth
                                            Fund --           Fund --        Fund --        Fund --       Portfolio --
                                         Class 1 Shares    Class 1 Shares Class 3 Shares Class 1 Shares Class I-2 Shares
------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $26,218,158      $721,568,187   $467,164,815    $19,517,120      $24,729,528
Dividend receivable                                  --                --             --             --               --
Receivable for units sold                            --                --         48,741             --               --
Total assets                                 26,218,158       721,568,187    467,213,556     19,517,120       24,729,528

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         3,277            96,834         72,949          2,425            2,931
Payable for units withdrawn                      28,722           287,976             --          8,122           24,442
Total liabilities                                31,999           384,810         72,949         10,547           27,373

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          26,103,454       342,222,845    403,332,096     18,416,019       24,563,372
Variable annuity contract owners in the
annuitization period                             82,705       378,960,532     63,808,511      1,090,554          138,783
Net assets                                  $26,186,159      $721,183,377   $467,140,607    $19,506,573      $24,702,155

Investments in securities at cost           $31,004,744      $873,474,240   $554,655,126    $19,601,500      $23,874,489
Shares outstanding                            2,332,576        51,320,639     33,345,097        512,664          480,839

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

   The Alger
   Portfolios                                                                                     Wells Fargo
  (continued)                              The Prudential Series Fund                            Variable Trust
---------------------------------------------------------------------------------------------------------------
                                                                                  SP Prudential   Wells Fargo
     Alger          Jennison                                           SP             U.S.             VT
   Small Cap          20/20                          Natural      International     Emerging         Omega
     Growth           Focus         Jennison        Resources        Growth          Growth          Growth
  Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --      Fund --
Class I-2 Shares Class II Shares Class II Shares Class II Shares Class II Shares Class II Shares    Class 2
---------------------------------------------------------------------------------------------------------------

     $17,044,389      $4,893,093      $4,864,843     $32,872,313            $171         $15,475     $6,896,779
              --              --              --              --              --              --             --
              --           1,169              --          10,001              --              --             --
      17,044,389       4,894,262       4,864,843      32,882,314             171          15,475      6,896,779

           1,997             619             615           4,586              --               2            858
             658              --             193              --               1              --            269
           2,655             619             808           4,586               1               2          1,127

      16,905,337       4,893,643       4,857,337      31,194,382             170          15,473      6,895,652
         136,397              --           6,698       1,683,346              --              --             --
     $17,041,734      $4,893,643      $4,864,035     $32,877,728            $170         $15,473     $6,895,652

     $17,637,164      $2,825,514      $3,536,831     $39,372,121            $177          $7,723     $6,998,042
         727,460         173,699          82,905       1,546,205              25           1,208        273,356

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                                 AB Variable Products Series Fund, Inc.
                                                        --------------------------------------------------------
                                                             AB            AB
                                                          Balanced       Global          AB            AB
                                                           Wealth       Thematic     Growth and   International
                                          Consolidated    Strategy       Growth        Income         Value
                                             Total      Portfolio --  Portfolio --  Portfolio --  Portfolio --
                                          (unaudited)     Class B       Class B       Class B        Class B
                                         -------------  ------------  ------------  ------------  -------------
                                           Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                          December 31,  December 31,  December 31,  December 31,  December 31,
                                              2018          2018          2018          2018          2018
----------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends               $88,865,377      $231,040           $--      $313,091       $382,884
Mortality and expense risk and
administrative charges (note 4a)            87,599,651       252,291        69,479       670,903        584,480
Net investment income (expense)              1,265,726       (21,251)      (69,479)     (357,812)      (201,596)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                   132,754,040        56,788       554,019     1,887,660        835,566
Change in unrealized appreciation
(depreciation)                            (937,668,929)   (2,162,254)     (876,156)   (9,594,665)    (9,474,041)
Capital gain distributions                 450,704,511     1,033,969            --     4,759,282             --
Net realized and unrealized gain (loss)
on investments                            (354,210,378)   (1,071,497)     (322,137)   (2,947,723)    (8,638,475)

Increase (decrease) in net assets from
operations                               $(352,944,652)  $(1,092,748)    $(391,616)  $(3,305,535)   $(8,840,071)

                                               AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         ---------------------------------------------------------------------------------------
                                             Invesco           Invesco          Invesco                            Invesco
                                               V.I.             V.I.              V.I.            Invesco            V.I.
                                              Global         Government      International         V.I.             Value
                                           Real Estate       Securities          Growth         Technology      Opportunities
                                             Fund --           Fund --          Fund --           Fund --          Fund --
                                         Series II shares  Series I shares  Series II shares  Series I shares  Series II shares
                                         ----------------  ---------------  ----------------  ---------------  ----------------
                                            Year Ended       Year Ended        Year Ended       Year Ended        Year Ended
                                           December 31,     December 31,      December 31,     December 31,      December 31,
                                               2018             2018              2018             2018              2018
--------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                       $8,373              $61          $848,676              $--               $--
Mortality and expense risk and
administrative charges (note 4a)                    4,248               28           801,930              161            79,061
Net investment income (expense)                     4,125               33            46,746             (161)          (79,061)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                              208             (141)        1,270,099            3,984           (36,419)
Change in unrealized appreciation
(depreciation)                                    (25,469)              67        (9,860,811)          (2,252)       (1,408,906)
Capital gain distributions                          2,792               --           332,892               --           514,647
Net realized and unrealized gain (loss)
on investments                                    (22,469)             (74)       (8,257,820)           1,732          (930,678)

Increase (decrease) in net assets from
operations                                       $(18,344)            $(41)      $(8,211,074)          $1,571       $(1,009,739)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

AB Variable Products Series
  Fund, Inc. (continued)                AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------
                                Invesco          Invesco                             Invesco          Invesco
     AB            AB            V.I.              V.I.            Invesco            V.I.              V.I.
 Large Cap     Small Cap       American          American            V.I.             Core           Equity and
   Growth        Growth        Franchise        Franchise          Comstock          Equity            Income
Portfolio --  Portfolio --      Fund --          Fund --           Fund --           Fund --          Fund --
  Class B       Class B     Series I shares  Series II shares  Series II shares  Series I shares  Series II shares
-------------------------------------------------------------------------------------------------------------------
 Year Ended    Year Ended     Year Ended        Year Ended        Year Ended       Year Ended        Year Ended
December 31,  December 31,   December 31,      December 31,      December 31,     December 31,      December 31,
    2018          2018           2018              2018              2018             2018              2018
-------------------------------------------------------------------------------------------------------------------

         $--           $--              $--               $--          $372,497         $971,196          $400,203
     368,317       214,196          303,679            83,572           424,422        1,691,633           388,004
    (368,317)     (214,196)        (303,679)          (83,572)          (51,925)        (720,437)           12,199

     995,959       143,099        1,043,040           500,560         1,354,027           56,105           385,215
  (3,160,197)   (1,086,745)      (2,439,276)         (929,679)       (7,310,704)     (18,119,672)       (3,568,996)
   2,775,229       765,462        1,239,126           332,332         2,562,095        6,955,804           889,187
     610,991      (178,184)        (157,110)          (96,787)       (3,394,582)     (11,107,763)       (2,294,594)

    $242,674     $(392,380)       $(460,789)        $(180,359)      $(3,446,507)    $(11,828,200)      $(2,282,395)

     American
      Century
     Variable
Portfolios II, Inc.         American Century Variable Portfolios, Inc.        BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
                                                                                 BlackRock          BlackRock
        VP                VP                                                     Advantage            Basic
     Inflation         Income &         VP             VP            VP          U.S. Total           Value
    Protection          Growth     International    Ultra(R)       Value           Market              V.I.
      Fund --          Fund --        Fund --       Fund --       Fund --       V.I. Fund --         Fund --
     Class II          Class I        Class I       Class I       Class I     Class III Shares   Class III Shares
-------------------------------------------------------------------------------------------------------------------
    Year Ended        Year Ended    Year Ended     Year Ended    Year Ended      Year Ended         Year Ended
   December 31,      December 31,  December 31,   December 31,  December 31,    December 31,       December 31,
       2018              2018          2018           2018          2018            2018               2018
-------------------------------------------------------------------------------------------------------------------

         $1,060,875        $9,086         $7,422          $113        $1,086           $65,636           $474,309
            657,188         9,024         10,523           827           965            70,551            564,580
            403,687            62         (3,101)         (714)          121            (4,915)           (90,271)

           (590,405)       40,500         17,951         4,480         2,483            31,047            711,400
         (1,603,969)     (104,574)      (151,554)       (7,971)       (9,170)         (911,308)        (6,763,144)
                 --        42,990         38,384         4,357             4           560,215          3,350,790
         (2,194,374)      (21,084)       (95,219)          866        (6,683)         (320,046)        (2,700,954)

        $(1,790,687)     $(21,022)      $(98,320)         $152       $(6,562)        $(324,961)       $(2,791,225)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                             Deutsche DWS
                                              BlackRock Variable Series      Columbia Funds Variable Series    Variable
                                               Funds, Inc. (continued)                 Trust II                Series I
                                         ----------------------------------- ----------------------------   --------------
                                                              BlackRock                        Columbia
                                            BlackRock         Large Cap                        Variable
                                              Global            Focus        CTIVP/SM/ --    Portfolio --        DWS
                                            Allocation          Growth       Loomis Sayles     Overseas        Capital
                                               V.I.              V.I.           Growth           Core           Growth
                                             Fund --           Fund --          Fund --        Fund --          VIP --
                                         Class III Shares  Class III Shares     Class 1        Class 2      Class B Shares
                                         ----------------  ----------------  --------------  -------------  --------------
                                            Year Ended        Year Ended      Year Ended      Year Ended      Year Ended
                                           December 31,      December 31,    December 31,    December 31,    December 31,
                                               2018              2018            2018            2018            2018
---------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $2,017,796               $--            $--       $388,347              $50
Mortality and expense risk and
administrative charges (note 4a)                4,622,898            83,783        881,508        243,926              156
Net investment income (expense)                (2,605,102)          (83,783)      (881,508)       144,421             (106)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        2,944,861           162,756      7,791,681        381,739               65
Change in unrealized appreciation
(depreciation)                                (33,182,511)         (598,255)    (6,881,234)    (3,299,700)          (1,246)
Capital gain distributions                     10,272,259           536,743             --             --              958
Net realized and unrealized gain (loss)
on investments                                (19,965,391)          101,244        910,447     (2,917,961)            (223)

Increase (decrease) in net assets from
operations                                   $(22,570,493)          $17,461        $28,939    $(2,773,540)           $(329)

                                                                                                          Fidelity(R) Variable
                                                                                                               Insurance
                                                      Federated Insurance Series (continued)                 Products Fund
                                         ---------------------------------------------------------------- --------------------
                                           Federated
                                              High                          Federated       Federated             VIP
                                             Income        Federated         Managed         Managed             Asset
                                              Bond          Kaufmann        Tail Risk       Volatility        Manager/SM/
                                           Fund II --      Fund II --      Fund II --       Fund II --        Portfolio --
                                         Service Shares  Service Shares  Primary Shares   Primary Shares     Initial Class
                                         --------------  --------------  ---------------  --------------  --------------------
                                           Year Ended      Year Ended      Period from      Year Ended         Year Ended
                                          December 31,    December 31,    January 1 to     December 31,       December 31,
                                              2018            2018       August 17, 2018       2018               2018
-------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $950,517             $--         $163,722        $153,459              $675,828
Mortality and expense risk and
administrative charges (note 4a)                184,174         302,728           43,853          99,798               508,782
Net investment income (expense)                 766,343        (302,728)         119,869          53,661               167,046

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        (73,395)        892,856         (694,390)         56,054                30,007
Change in unrealized appreciation
(depreciation)                               (1,253,412)     (1,401,812)         513,322      (1,062,153)           (4,161,857)
Capital gain distributions                           --       1,462,648               --              --             1,387,996
Net realized and unrealized gain (loss)
on investments                               (1,326,807)        953,692         (181,068)     (1,006,099)           (2,743,854)

Increase (decrease) in net assets from
operations                                    $(560,464)       $650,964         $(61,199)      $(952,438)          $(2,576,808)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                                   Eaton Vance       Federated
Deutsche DWS Variable Series II                      Dreyfus                      Variable Trust  Insurance Series
-------------------------------------------------------------------------------------------------------------------
                                   Dreyfus        Dreyfus
                     DWS          Investment      Variable       The Dreyfus                         Federated
     DWS            Small         Portfolios     Investment      Sustainable                            High
   CROCI(R)        Mid Cap          MidCap        Fund --            U.S.               VT             Income
     U.S.           Value           Stock        Government         Equity        Floating-Rate         Bond
    VIP --          VIP --       Portfolio --   Money Market  Portfolio, Inc. --      Income         Fund II --
Class B Shares  Class B Shares  Initial Shares   Portfolio      Initial Shares         Fund        Primary Shares
-------------------------------------------------------------------------------------------------------------------
  Year Ended      Year Ended      Year Ended     Year Ended       Year Ended        Year Ended       Year Ended
 December 31,    December 31,    December 31,   December 31,     December 31,      December 31,     December 31,
     2018            2018            2018           2018             2018              2018             2018
-------------------------------------------------------------------------------------------------------------------

        $1,064            $117            $607       $13,024            $112,157      $1,960,811          $845,238
           903             196           1,557        15,832              98,201         852,533           150,327
           161             (79)           (950)       (2,808)             13,956       1,108,278           694,911

           803              99           1,229            --              15,229          74,762          (113,844)
       (10,337)         (4,153)        (30,641)           --          (1,579,490)     (2,290,816)       (1,039,799)
         3,476           2,059          12,456            --           1,186,313              --                --
        (6,058)         (1,995)        (16,956)           --            (377,948)     (2,216,054)       (1,153,643)

       $(5,897)        $(2,074)       $(17,906)      $(2,808)          $(363,992)    $(1,107,776)        $(458,732)

                             Fidelity(R) Variable Insurance Products Fund (continued)
------------------------------------------------------------------------------------------------------------------
                                                                        VIP
      VIP                                                             Dynamic
     Asset             VIP             VIP             VIP            Capital           VIP             VIP
  Manager/SM/       Balanced      Contrafund(R)   Contrafund(R)    Appreciation    Equity-Income   Equity-Income
 Portfolio --     Portfolio --    Portfolio --    Portfolio --     Portfolio --    Portfolio --    Portfolio --
Service Class 2  Service Class 2  Initial Class  Service Class 2  Service Class 2  Initial Class  Service Class 2
------------------------------------------------------------------------------------------------------------------
  Year Ended       Year Ended      Year Ended      Year Ended       Year Ended      Year Ended      Year Ended
 December 31,     December 31,    December 31,    December 31,     December 31,    December 31,    December 31,
     2018             2018            2018            2018             2018            2018            2018
------------------------------------------------------------------------------------------------------------------

        $79,454         $811,350       $708,216         $516,250           $6,883     $1,692,209       $1,409,589
        106,367        1,220,329      1,486,291        2,038,303           34,253      1,073,600        1,171,929
        (26,913)        (408,979)      (778,075)      (1,522,053)         (27,370)       618,609          237,660

          1,105        1,816,145      3,894,585       10,245,894          142,997        820,275          820,838
       (574,028)      (8,495,996)   (19,011,710)     (27,527,175)        (453,751)   (12,275,710)     (11,446,611)
        194,956        3,436,112      9,037,248       12,185,195          218,500      3,704,720        3,469,438
       (377,967)      (3,243,739)    (6,079,877)      (5,096,086)         (92,254)    (7,750,715)      (7,156,335)

      $(404,880)     $(3,652,718)   $(6,857,952)     $(6,618,139)       $(119,624)   $(7,132,106)     $(6,918,675)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Fidelity(R) Variable Insurance Products Fund (continued)
                                         ------------------------------------------------------------------------------
                                              VIP             VIP             VIP             VIP
                                           Growth &        Growth &         Growth          Growth            VIP
                                            Income          Income       Opportunities   Opportunities      Growth
                                         Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                                         Initial Class  Service Class 2  Initial Class  Service Class 2  Initial Class
                                         -------------  ---------------  -------------  ---------------  -------------
                                          Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                         December 31,    December 31,    December 31,    December 31,    December 31,
                                             2018            2018            2018            2018            2018
-----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $71,463          $35,053        $13,405           $3,691       $151,290
Mortality and expense risk and
administrative charges (note 4a)               292,064          300,104        161,295           72,419        870,484
Net investment income (expense)               (220,601)        (265,051)      (147,890)         (68,728)      (719,194)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       927,904          969,894        885,473          203,438      3,700,028
Change in unrealized appreciation
(depreciation)                              (3,857,744)      (3,705,644)      (254,069)         (76,850)   (12,118,407)
Capital gain distributions                   1,203,098        1,056,008        625,253          244,594      8,924,979
Net realized and unrealized gain (loss)
on investments                              (1,726,742)      (1,679,742)     1,256,657          371,182        506,600

Increase (decrease) in net assets from
operations                                 $(1,947,343)     $(1,944,793)    $1,108,767         $302,454      $(212,594)

                                                Franklin Templeton Variable Insurance Products Trust (continued)
                                         -------------------------------------------------------------------------------
                                                            Franklin        Franklin
                                            Franklin       Large Cap         Mutual        Templeton       Templeton
                                             Income          Growth          Shares         Foreign         Foreign
                                          VIP Fund --     VIP Fund --     VIP Fund --     VIP Fund --     VIP Fund --
                                         Class 2 Shares  Class 2 Shares  Class 2 Shares  Class 1 Shares  Class 2 Shares
                                         --------------  --------------  --------------  --------------  --------------
                                           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                          December 31,    December 31,    December 31,    December 31,    December 31,
                                              2018            2018            2018            2018            2018
------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                $13,149,218             $--        $333,650        $196,339         $16,780
Mortality and expense risk and
administrative charges (note 4a)              5,434,700           2,816         224,306          99,447          11,398
Net investment income (expense)               7,714,518          (2,816)        109,344          96,892           5,382

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                      2,723,078           3,736         434,049          21,418           3,229
Change in unrealized appreciation
(depreciation)                              (26,254,304)        (18,700)     (2,460,891)     (1,261,325)       (121,160)
Capital gain distributions                           --          14,339         519,534              --              --
Net realized and unrealized gain (loss)
on investments                              (23,531,226)           (625)     (1,507,308)     (1,239,907)       (117,931)

Increase (decrease) in net assets from
operations                                 $(15,816,708)        $(3,441)    $(1,397,964)    $(1,143,015)      $(112,549)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                     Franklin
                                                                                                    Templeton
                                                                                                     Variable
                                                                                                    Insurance
                                                                                                     Products
                    Fidelity(R) Variable Insurance Products Fund (continued)                          Trust
-----------------------------------------------------------------------------------------------------------------
                                                                                                     Franklin
                       VIP                                                             VIP           Founding
      VIP          Investment          VIP             VIP             VIP            Value           Funds
    Growth         Grade Bond        Mid Cap         Mid Cap        Overseas       Strategies       Allocation
 Portfolio --     Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --     VIP Fund --
Service Class 2  Service Class 2  Initial Class  Service Class 2  Initial Class  Service Class 2  Class 2 Shares
-----------------------------------------------------------------------------------------------------------------
  Year Ended       Year Ended      Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
 December 31,     December 31,    December 31,    December 31,    December 31,    December 31,     December 31,
     2018             2018            2018            2018            2018            2018             2018
-----------------------------------------------------------------------------------------------------------------

         $8,717       $1,948,709            $73         $471,827       $242,120          $17,219      $1,922,626
        334,392        1,759,565             86        1,937,770        221,772           37,700       1,207,211
       (325,675)         189,144            (13)      (1,465,943)        20,348          (20,481)        715,415

      1,082,722       (2,221,583)           447        3,075,326        621,430           23,535        (320,027)
     (4,002,479)      (1,784,533)        (3,050)     (30,139,403)    (3,213,278)        (574,262)     (8,777,795)
      3,013,336          744,429          1,108       10,860,719             --          110,093       1,505,639
         93,579       (3,261,687)        (1,495)     (16,203,358)    (2,591,848)        (440,634)     (7,592,183)

      $(232,096)     $(3,072,543)       $(1,508)    $(17,669,301)   $(2,571,500)       $(461,115)    $(6,876,768)

  Franklin Templeton Variable
Insurance Products Trust (continued)    Goldman Sachs Variable Insurance Trust       JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------
                                     Goldman Sachs                                   JPMorgan      JPMorgan
  Templeton                            Government    Goldman Sachs  Goldman Sachs   Insurance      Insurance
    Global           Templeton           Money         Large Cap       Mid Cap        Trust      Trust Mid Cap
     Bond              Growth            Market      Value Fund --  Value Fund --   Core Bond        Value
 VIP Fund --        VIP Fund --         Fund --      Institutional  Institutional  Portfolio --  Portfolio --
Class 1 Shares     Class 2 Shares    Service Shares     Shares         Shares        Class 1        Class 1
---------------------------------------------------------------------------------------------------------------
  Year Ended         Year Ended        Year Ended     Year Ended     Year Ended     Year Ended    Year Ended
 December 31,       December 31,      December 31,   December 31,   December 31,   December 31,  December 31,
     2018               2018              2018           2018           2018           2018          2018
---------------------------------------------------------------------------------------------------------------

           $--           $222,843        $1,732,220        $80,394       $456,812       $78,717         $2,755
        75,425            163,022         1,871,260         96,037        542,538        57,093          6,043
       (75,425)            59,821          (139,040)       (15,643)       (85,726)       21,624         (3,288)

       (20,840)           195,546                --       (227,028)       674,811       (52,967)         3,528
       144,549         (2,695,737)               --       (709,378)    (8,768,742)      (41,694)       (55,547)
            --            943,778                --        344,499      4,142,802         5,364          4,604
       123,709         (1,556,413)               --       (591,907)    (3,951,129)      (89,297)       (47,415)

       $48,284        $(1,496,592)        $(139,040)     $(607,550)   $(4,036,855)     $(67,673)      $(50,703)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          JPMorgan Insurance Trust
                                                 (continued)                      Janus Aspen Series
                                         --------------------------- ---------------------------------------------
                                           JPMorgan      JPMorgan        Janus                          Janus
                                          Insurance     Insurance      Henderson        Janus         Henderson
                                         Trust Small    Trust U.S.     Balanced       Henderson      Enterprise
                                           Cap Core       Equity     Portfolio --      Balanced     Portfolio --
                                         Portfolio --  Portfolio --  Institutional   Portfolio --   Institutional
                                           Class 1       Class 1        Shares      Service Shares     Shares
                                         ------------  ------------  -------------  --------------  -------------
                                          Year Ended    Year Ended    Year Ended      Year Ended     Year Ended
                                         December 31,  December 31,  December 31,    December 31,   December 31,
                                             2018          2018          2018            2018           2018
------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                     $743        $8,967     $1,500,780      $1,841,477       $127,070
Mortality and expense risk and
administrative charges (note 4a)                3,040        23,665      1,003,039       1,851,397        698,686
Net investment income (expense)                (2,297)      (14,698)       497,741          (9,920)      (571,616)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       34,228        66,733      3,159,139       4,593,136      3,729,475
Change in unrealized appreciation
(depreciation)                                (48,958)     (297,146)    (5,813,102)     (8,321,339)    (5,733,086)
Capital gain distributions                     12,748       127,399      1,939,579       2,726,490      2,247,583
Net realized and unrealized gain (loss)
on investments                                 (1,982)     (103,014)      (714,384)     (1,001,713)       243,972

Increase (decrease) in net assets from
operations                                    $(4,279)    $(117,712)     $(216,643)    $(1,011,633)     $(327,644)

                                                                                                        Legg Mason
                                                                                                         Partners
                                                                                                         Variable
                                                        Janus Aspen Series (continued)                 Equity Trust
                                         ------------------------------------------------------------- ------------
                                             Janus                          Janus                      ClearBridge
                                           Henderson        Janus         Henderson        Janus         Variable
                                           Overseas       Henderson       Research       Henderson      Aggressive
                                         Portfolio --      Overseas     Portfolio --      Research        Growth
                                         Institutional   Portfolio --   Institutional   Portfolio --   Portfolio --
                                            Shares      Service Shares     Shares      Service Shares    Class II
                                         -------------  --------------  -------------  --------------  ------------
                                          Year Ended      Year Ended     Year Ended      Year Ended     Year Ended
                                         December 31,    December 31,   December 31,    December 31,   December 31,
                                             2018            2018           2018            2018           2018
--------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                  $394,122         $40,774       $231,772         $11,908       $22,696
Mortality and expense risk and
administrative charges (note 4a)               328,230          38,257        610,463          53,332        97,955
Net investment income (expense)                 65,892           2,517       (378,691)        (41,424)      (75,259)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                      (657,016)         (4,737)     2,582,864         283,711       155,052
Change in unrealized appreciation
(depreciation)                              (3,014,728)       (400,619)    (5,402,574)       (493,130)   (1,043,203)
Capital gain distributions                          --              --      2,075,139         167,464       389,738
Net realized and unrealized gain (loss)
on investments                              (3,671,744)       (405,356)      (744,571)        (41,955)     (498,413)

Increase (decrease) in net assets from
operations                                 $(3,605,852)      $(402,839)   $(1,123,262)       $(83,379)    $(573,672)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                        Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------------
                    Janus          Janus                           Janus                            Janus
    Janus         Henderson      Henderson        Janus          Henderson          Janus         Henderson
  Henderson     Flexible Bond      Forty        Henderson     Global Research     Henderson         Global
  Enterprise    Portfolio --   Portfolio --       Forty        Portfolio --    Global Research    Technology
 Portfolio --   Institutional  Institutional   Portfolio --    Institutional    Portfolio --     Portfolio --
Service Shares     Shares         Shares      Service Shares      Shares       Service Shares   Service Shares
---------------------------------------------------------------------------------------------------------------
  Year Ended     Year Ended     Year Ended      Year Ended      Year Ended       Year Ended       Year Ended
 December 31,   December 31,   December 31,    December 31,    December 31,     December 31,     December 31,
     2018           2018           2018            2018            2018             2018             2018
---------------------------------------------------------------------------------------------------------------

        $7,547       $310,572       $423,875        $160,974         $468,217          $31,863         $96,718

        87,312        149,485        539,417         203,279          590,142           53,455         129,771
       (79,765)       161,087       (115,542)        (42,305)        (121,925)         (21,592)        (33,053)

       293,264       (194,443)       975,810         289,076        2,644,152          355,728         943,334
      (559,124)      (246,001)    (4,916,888)     (1,776,114)      (5,553,141)        (582,087)     (1,143,352)
       277,844             --      4,554,060       1,729,486               --               --         292,001
        11,984       (440,444)       612,982         242,448       (2,908,989)        (226,359)         91,983

      $(67,781)     $(279,357)      $497,440        $200,143      $(3,030,914)       $(247,951)        $58,930




Legg Mason Partners Variable Equity Trust (continued)              MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------
ClearBridge       ClearBridge       ClearBridge
  Variable          Variable          Variable            MFS(R)        MFS(R) New   MFS(R) Total     MFS(R)
  Dividend          Dividend         Large Cap           Investors      Discovery       Return      Utilities
  Strategy          Strategy           Value          Trust Series --   Series --     Series --     Series --
Portfolio --      Portfolio --      Portfolio --          Service        Service       Service       Service
  Class I           Class II          Class I          Class Shares    Class Shares  Class Shares  Class Shares
----------------------------------------------------------------------------------------------------------------
 Year Ended        Year Ended        Year Ended         Year Ended      Year Ended    Year Ended    Year Ended
December 31,      December 31,      December 31,       December 31,    December 31,  December 31,  December 31,
    2018              2018              2018               2018            2018          2018          2018
----------------------------------------------------------------------------------------------------------------

     $68,705          $114,713          $221,205              $24,887           $--      $836,350      $119,053

      66,819           163,166           236,439               88,900       223,344       819,065       221,327
       1,886           (48,453)          (15,234)             (64,013)     (223,344)       17,285      (102,274)

     336,392           677,016           549,834              333,758       841,632     1,163,011       239,861
    (879,805)       (1,651,733)       (2,943,595)            (888,614)   (2,618,971)   (6,367,996)     (281,271)
     267,719           492,522           926,251              250,644     1,867,510     1,925,845        54,427
    (275,694)         (482,195)       (1,467,510)            (304,212)       90,171    (3,279,140)       13,017

   $(273,808)        $(530,648)      $(1,482,744)           $(368,225)    $(133,173)  $(3,261,855)     $(89,257)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          MFS(R) Variable Insurance
                                                   Trust II               Oppenheimer Variable Account Funds
                                         ---------------------------- -------------------------------------------
                                            MFS(R)
                                         Massachusetts     MFS(R)     Oppenheimer                   Oppenheimer
                                           Investors     Strategic      Capital      Oppenheimer    Conservative
                                         Growth Stock      Income     Appreciation     Capital        Balanced
                                         Portfolio --   Portfolio --   Fund/VA --    Appreciation    Fund/VA --
                                            Service       Service     Non-Service     Fund/VA --    Non-Service
                                         Class Shares   Class Shares     Shares     Service Shares     Shares
                                         -------------  ------------  ------------  --------------  ------------
                                          Year Ended     Year Ended    Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,  December 31,   December 31,   December 31,
                                             2018           2018          2018           2018           2018
-----------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $24,099        $1,062       $90,032             $--      $196,507
Mortality and expense risk and
administrative charges (note 4a)               118,670           409       389,082          68,461       136,108
Net investment income (expense)                (94,571)          653      (299,050)        (68,461)       60,399

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       282,513          (159)    1,292,426         186,360       136,917
Change in unrealized appreciation
(depreciation)                                (543,473)       (1,525)   (4,506,704)       (730,285)   (1,077,671)
Capital gain distributions                     425,878            --     2,117,435         329,816       232,364
Net realized and unrealized gain (loss)
on investments                                 164,918        (1,684)   (1,096,843)       (214,109)     (708,390)

Increase (decrease) in net assets from
operations                                     $70,347       $(1,031)  $(1,395,893)      $(282,570)    $(647,991)

                                          Oppenheimer
                                           Variable
                                         Account Funds
                                          (continued)                  PIMCO Variable Insurance Trust
                                         -------------  -------------------------------------------------------------
                                          Oppenheimer                                 International
                                         Total Return                                 Bond Portfolio  Long-Term U.S.
                                             Bond        All Asset      High Yield     (U.S. Dollar     Government
                                          Fund/VA --    Portfolio --   Portfolio --     Hedged) --     Portfolio --
                                          Non-Service     Advisor     Administrative  Administrative  Administrative
                                            Shares      Class Shares   Class Shares    Class Shares    Class Shares
                                         -------------  ------------  --------------  --------------  --------------
                                          Year Ended     Year Ended     Year Ended      Year Ended      Year Ended
                                         December 31,   December 31,   December 31,    December 31,    December 31,
                                             2018           2018           2018            2018            2018
---------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                  $288,713      $196,479      $2,178,119         $29,213        $819,991
Mortality and expense risk and
administrative charges (note 4a)               124,292       103,354         710,742          35,080         571,038
Net investment income (expense)                164,421        93,125       1,467,377          (5,867)        248,953

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                      (248,449)       (9,308)       (140,682)         11,214        (913,409)
Change in unrealized appreciation
(depreciation)                                (154,432)     (539,026)     (3,166,751)           (219)       (929,237)
Capital gain distributions                          --            --              --           7,042         169,237
Net realized and unrealized gain (loss)
on investments                                (402,881)     (548,334)     (3,307,433)         18,037      (1,673,409)

Increase (decrease) in net assets from
operations                                   $(238,460)    $(455,209)    $(1,840,056)        $12,170     $(1,424,456)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                    Oppenheimer Variable Account Funds (continued)
-----------------------------------------------------------------------------------------------------------------------


 Oppenheimer       Oppenheimer       Oppenheimer                       Oppenheimer                       Oppenheimer
 Conservative     Discovery Mid     Discovery Mid    Oppenheimer     Global Strategic    Oppenheimer     Main Street
   Balanced         Cap Growth        Cap Growth        Global            Income         Main Street      Small Cap
  Fund/VA --        Fund/VA --        Fund/VA --      Fund/VA --        Fund/VA --        Fund/VA --    Fund(R)/VA --
Service Shares  Non-Service Shares  Service Shares  Service Shares  Non-Service Shares  Service Shares  Service Shares
-----------------------------------------------------------------------------------------------------------------------
  Year Ended        Year Ended        Year Ended      Year Ended        Year Ended        Year Ended      Year Ended
 December 31,      December 31,      December 31,    December 31,      December 31,      December 31,    December 31,
     2018              2018              2018            2018              2018              2018            2018
-----------------------------------------------------------------------------------------------------------------------

      $332,687                 $--             $--        $670,315            $152,538        $932,739         $23,792

       366,707             323,370         129,345       1,317,567              43,480       1,922,333         643,454
       (34,020)           (323,370)       (129,345)       (647,252)            109,058        (989,594)       (619,662)

       473,483           1,264,794          40,993       7,383,293             (61,866)      4,531,072       3,002,414
    (2,286,726)         (5,608,443)     (1,755,094)    (22,841,217)           (228,149)    (24,012,941)    (10,233,356)
       457,140           3,260,360       1,186,865       6,251,962                  --       9,089,198       5,192,879
    (1,356,103)         (1,083,289)       (527,236)     (9,205,962)           (290,015)    (10,392,671)     (2,038,063)

   $(1,390,123)        $(1,406,659)      $(656,581)    $(9,853,214)          $(180,957)   $(11,382,265)    $(2,657,725)



PIMCO Variable Insurance Trust  Rydex Variable
          (continued)               Trust             State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
                                                                   Premier           Real            S&P
                                                                    Growth          Estate          500(R)
 Low Duration    Total Return                       Income          Equity        Securities        Index
 Portfolio --    Portfolio --                       V.I.S.          V.I.S.          V.I.S.          V.I.S.
Administrative  Administrative    NASDAQ --        Fund --         Fund --         Fund --         Fund --
 Class Shares    Class Shares    100(R) Fund    Class 1 Shares  Class 1 Shares  Class 1 Shares  Class 1 Shares
---------------------------------------------------------------------------------------------------------------
  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
 December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
     2018            2018            2018            2018            2018            2018            2018
---------------------------------------------------------------------------------------------------------------

      $838,395      $4,874,630             $--        $354,499         $39,658      $1,096,699      $2,491,431

       745,955       3,211,681          80,687         253,616         458,108         716,050       2,272,554
        92,440       1,662,949         (80,687)        100,883        (418,450)        380,649         218,877

      (275,603)     (2,827,887)        432,561         (90,545)      1,080,172      (1,175,007)     10,877,487
      (408,769)     (5,774,875)       (684,435)       (543,978)     (5,109,267)     (3,054,175)    (28,541,135)
            --       2,037,138         214,254              --       3,572,415         548,280       9,449,465
      (684,372)     (6,565,624)        (37,620)       (634,523)       (456,680)     (3,680,902)     (8,214,183)

     $(591,932)    $(4,902,675)      $(118,307)      $(533,640)      $(875,130)    $(3,300,253)    $(7,995,306)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                                                            The Alger
                                         State Street Variable Insurance Series Funds, Inc. (continued)     Portfolios
                                         --------------------------------------------------------------- ----------------

                                           Small-Cap         Total           Total            U.S.            Alger
                                             Equity          Return          Return          Equity         Large Cap
                                             V.I.S.          V.I.S.          V.I.S.          V.I.S.           Growth
                                            Fund --         Fund --         Fund --         Fund --        Portfolio --
                                         Class 1 Shares  Class 1 Shares  Class 3 Shares  Class 1 Shares  Class I-2 Shares
                                         --------------  --------------  --------------  --------------  ----------------
                                           Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
                                          December 31,    December 31,    December 31,    December 31,     December 31,
                                              2018            2018            2018            2018             2018
--------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                        $--     $17,290,104      $9,883,046        $186,484               $--
Mortality and expense risk and
administrative charges (note 4a)                514,838      13,215,766      10,611,893         356,768           432,230
Net investment income (expense)                (514,838)      4,074,338        (728,847)       (170,284)         (432,230)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        724,347      12,732,046      15,553,068         780,546         1,563,183
Change in unrealized appreciation
(depreciation)                               (7,359,690)   (239,009,728)   (163,129,738)     (3,395,008)       (5,132,052)
Capital gain distributions                    4,013,077     159,884,782     104,312,914       1,915,201         4,601,589
Net realized and unrealized gain (loss)
on investments                               (2,622,266)    (66,392,900)    (43,263,756)       (699,261)        1,032,720

Increase (decrease) in net assets from
operations                                  $(3,137,104)   $(62,318,562)   $(43,992,603)      $(869,545)         $600,490

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

   The Alger
   Portfolios                                                                                           Wells Fargo
  (continued)                                  The Prudential Series Fund                              Variable Trust
----------------------------------------------------------------------------------------------------------------------
                                                                                            SP
     Alger           Jennison                                              SP           Prudential      Wells Fargo
   Small Cap           20/20                            Natural       International    U.S. Emerging      VT Omega
     Growth            Focus          Jennison         Resources         Growth           Growth           Growth
  Portfolio --     Portfolio --     Portfolio --     Portfolio --     Portfolio --     Portfolio --       Fund --
Class I-2 Shares  Class II Shares  Class II Shares  Class II Shares  Class II Shares  Class II Shares     Class 2
----------------------------------------------------------------------------------------------------------------------
   Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
  December 31,     December 31,     December 31,     December 31,     December 31,     December 31,     December 31,
      2018             2018             2018             2018             2018             2018             2018
----------------------------------------------------------------------------------------------------------------------

             $--              $--              $--              $--              $--              $--             $--

         300,962           93,564           89,816          587,092                9              279         123,070
        (300,962)         (93,564)         (89,816)        (587,092)              (9)            (279)       (123,070)

         510,941          519,319          412,707          (79,944)              64              381         206,865
        (632,555)        (769,924)        (404,187)      (6,820,702)             (94)          (1,770)       (914,057)
         754,262               --               --               --               --               --         821,699
         632,648         (250,605)           8,520       (6,900,646)             (30)          (1,389)        114,507

        $331,686        $(344,169)        $(81,296)     $(7,487,738)            $(39)         $(1,668)        $(8,563)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets



                                                                               AB Variable Products Series Fund, Inc.
                                         --------------  --------------  ---------------------------------------------------
                                                                                    AB                        AB
                                                  Consolidated                Balanced Wealth           Global Thematic
                                                      Total                Strategy Portfolio --      Growth Portfolio --
                                                   (unaudited)                    Class B                   Class B
                                         ------------------------------- ------------------------- -------------------------
                                           Year ended      Year ended     Year ended   Year ended   Year ended   Year ended
                                          December 31,    December 31,   December 31, December 31, December 31, December 31,
                                              2018            2017           2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $1,265,726     $(3,875,929)    $(21,251)       $(319)    $(69,479)    $(51,696)
Net realized gain (loss) on investments     132,754,040     134,157,658       56,788      (30,854)     554,019      203,077
Change in unrealized appreciation
(depreciation) on investments              (937,668,929)    435,316,978   (2,162,254)   1,876,473     (876,156)     952,642
Capital gain distribution                   450,704,511     147,536,972    1,033,969      126,002           --           --
Increase (decrease) in net assets from
operations                                 (352,944,652)    713,135,679   (1,092,748)   1,971,302     (391,616)   1,104,023

From capital transactions (note 4):
Net premiums                                 14,558,650      17,488,517        6,598       19,874        6,980          120
Death benefits                              (78,740,946)   (120,401,805)    (100,214)     (73,278)     (24,229)       4,461
Surrenders                                 (595,802,607)   (624,583,438)  (1,309,503)  (1,578,637)    (513,949)    (406,570)
Administrative expenses                     (21,910,104)    (22,691,160)    (103,761)    (106,744)     (16,028)     (16,846)
Transfers between subaccounts
(including fixed account), net               (2,662,214)      8,172,071     (506,118)    (524,762)  (2,124,590)   2,228,248
Increase (decrease) in net assets from
capital transactions                       (684,557,221)   (742,015,815)  (2,012,998)  (2,263,547)  (2,671,816)   1,809,413
Increase (decrease) in net assets        (1,037,501,873)    (28,880,136)  (3,105,746)    (292,245)  (3,063,432)   2,913,436
Net assets at beginning of year           5,578,421,465   5,607,301,601   15,309,240   15,601,485    5,051,372    2,137,936
Net assets at end of year                $4,540,919,592  $5,578,421,465  $12,203,494  $15,309,240   $1,987,940   $5,051,372

Change in units (note 5):
Units purchased                              51,358,636      57,514,127       35,383       25,018       11,601      136,930
Units redeemed                              (88,156,878)   (100,995,724)    (187,646)    (207,650)    (138,426)     (42,248)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (36,798,242)    (43,481,597)    (152,263)    (182,632)    (126,825)      94,682

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                          AB Variable Products Series Fund, Inc. (continued)
----------------------------------------------------------------------------------------------------------
           AB                          AB                        AB                        AB
       Growth and                 International               Large Cap                 Small Cap
   Income Portfolio --         Value Portfolio --        Growth Portfolio --       Growth Portfolio --
         Class B                     Class B                   Class B                   Class B
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018           2017         2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


  $(357,812)     $(125,101)   $(201,596)   $(125,145)   $(368,317)   $(315,695)   $(214,196)    $(92,323)
  1,887,660      2,953,505      835,566    3,622,193      995,959      789,156      143,099     (305,147)
 (9,594,665)       153,131   (9,474,041)   7,032,431   (3,160,197)   3,682,992   (1,086,745)   2,036,054
  4,759,282      3,763,756           --           --    2,775,229    1,192,055      765,462           --
 (3,305,535)     6,745,291   (8,840,071)  10,529,479      242,674    5,348,508     (392,380)   1,638,584

     85,388         36,458       53,845       74,807      451,538      480,452      463,453       38,748
   (433,883)      (623,709)     (45,245)    (124,859)    (412,999)    (272,151)    (150,514)     (21,671)
 (3,499,481)    (4,262,541)  (4,037,887)  (5,625,385)  (1,738,233)  (1,869,212)    (885,065)    (669,272)
   (100,093)      (100,453)    (262,765)    (368,035)    (105,963)     (82,193)     (73,480)     (24,615)
  2,963,330         49,543    4,511,849  (39,899,627)     993,012      (71,892)   6,738,428      (43,430)
   (984,739)    (4,900,702)     219,797  (45,943,099)    (812,645)  (1,814,996)   6,092,822     (720,240)
 (4,290,274)     1,844,589   (8,620,274) (35,413,620)    (569,971)   3,533,512    5,700,442      918,344
 44,847,199     43,002,610   37,400,609   72,814,229   22,319,872   18,786,360    6,564,169    5,645,825
$40,556,925    $44,847,199  $28,780,335  $37,400,609  $21,749,901  $22,319,872  $12,264,611   $6,564,169

    286,296        210,792    1,118,776      369,881      170,019      122,883      356,386       50,004
   (327,946)      (436,938)  (1,016,326)  (6,691,625)    (220,778)    (243,070)     (91,945)     (86,839)
    (41,650)      (226,146)     102,450   (6,321,744)     (50,759)    (120,187)     264,441      (36,835)

 AIM Variable Insurance
 Funds (Invesco Variable
    Insurance Funds)
-------------------------
         Invesco
      V.I. American
    Franchise Fund --
     Series I shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(303,679)   $(172,411)
  1,043,040      443,287
 (2,439,276)     418,223
  1,239,126    1,526,786
   (460,789)   2,215,885

    526,963      182,199
    (88,423)    (132,667)
 (1,385,091)    (999,681)
    (88,830)     (44,376)
 (5,797,335)  14,400,719
 (6,832,716)  13,406,194
 (7,293,505)  15,622,079
 22,478,168    6,856,089
$15,184,663  $22,478,168

     80,443      864,141
   (432,720)    (112,236)
   (352,277)     751,905

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         -----------------------------------------------------------------------------
                                                  Invesco                   Invesco                   Invesco
                                               V.I. American             V.I. Comstock               V.I. Core
                                             Franchise Fund --              Fund --               Equity Fund --
                                             Series II shares          Series II shares           Series I shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(83,572)    $(79,258)    $(51,925)   $(192,980)   $(720,437)   $(638,004)
Net realized gain (loss) on investments      500,560      279,258    1,354,027    6,555,646       56,105      731,816
Change in unrealized appreciation
(depreciation) on investments               (929,679)     511,408   (7,310,704)  (3,671,387) (18,119,672)   5,144,656
Capital gain distribution                    332,332      413,919    2,562,095    1,212,461    6,955,804    4,905,132
Increase (decrease) in net assets from
operations                                  (180,359)   1,125,327   (3,446,507)   3,903,740  (11,828,200)  10,143,600

From capital transactions (note 4):
Net premiums                                      --           --          398       63,132      181,787      203,841
Death benefits                                 2,881       (1,236)     (53,463)     (98,361)    (186,029)    (218,921)
Surrenders                                  (799,634)    (335,908)  (2,927,561)  (4,941,334) (10,724,674) (10,735,368)
Administrative expenses                      (19,907)     (17,700)    (120,829)    (265,741)    (873,996)    (779,928)
Transfers between subaccounts
(including fixed account), net               (12,108)      69,701     (866,603) (54,396,541)  24,513,436    5,385,983
Increase (decrease) in net assets from
capital transactions                        (828,768)    (285,143)  (3,968,058) (59,638,845)  12,910,524   (6,144,393)
Increase (decrease) in net assets         (1,009,127)     840,184   (7,414,565) (55,735,105)   1,082,324    3,999,207
Net assets at beginning of year            5,476,688    4,636,504   29,340,694   85,075,799   94,250,861   90,251,654
Net assets at end of year                 $4,467,561   $5,476,688  $21,926,129  $29,340,694  $95,333,185  $94,250,861

Change in units (note 5):
Units purchased                                5,289        7,972       57,065      208,023    2,298,933      866,805
Units redeemed                               (35,306)     (22,233)    (201,322)  (3,840,447)  (1,482,125)  (1,230,926)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (30,017)     (14,261)    (144,257)  (3,632,424)     816,808     (364,121)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
---------------------------------------------------------------------------------------------------------------------------------
         Invesco                   Invesco                   Invesco                   Invesco                   Invesco
     V.I. Equity and          V.I. Global Real           V.I. Government         V.I. International          V.I. Technology
     Income Fund --            Estate Fund --          Securities Fund --          Growth Fund --                Fund --
    Series II shares          Series II shares           Series I shares          Series II shares           Series I shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


    $12,199     $(88,101)     $4,125       $2,817         $33          $75        $46,746    $(161,223)     $(161)       $--
    385,215      415,575         208        3,766        (141)          (1)     1,270,099    1,460,137      3,984         --
 (3,568,996)   1,077,645     (25,469)      14,822          67          (13)    (9,860,811)   7,456,114     (2,252)        --
    889,187      392,210       2,792        4,013          --           --        332,892           --         --         --
 (2,282,395)   1,797,329     (18,344)      25,418         (41)          61     (8,211,074)   8,755,028      1,571         --

      8,228       17,893          --           --          80          240         86,881       61,333         --         --
    (63,874)     (41,759)       (265)      (3,118)         --           --        (52,369)     (86,410)        --         --
 (1,692,175)  (1,665,500)    (16,522)     (27,566)     (3,050)          --     (5,079,170)  (5,030,022)        --         --
   (141,536)    (134,047)       (350)        (400)         --           --       (370,485)    (349,818)        --         --
     64,458    1,075,602        (943)     (13,019)        243          364      2,921,860   11,523,627     31,127         --
 (1,824,899)    (747,811)    (18,080)     (44,103)     (2,727)         604     (2,493,283)   6,118,710     31,127         --
 (4,107,294)   1,049,518     (36,424)     (18,685)     (2,768)         665    (10,704,357)  14,873,738     32,698         --
 21,684,439   20,634,921     238,563      257,248       5,585        4,920     51,646,853   36,773,115         --         --
$17,577,145  $21,684,439    $202,139     $238,563      $2,817       $5,585    $40,942,496  $51,646,853    $32,698        $--

    176,203      156,277       2,063        1,685          19           35        708,580    1,477,047      7,800         --
   (291,676)    (203,323)     (3,394)      (4,666)       (180)          --       (888,373)    (872,437)    (3,286)        --

   (115,473)     (47,046)     (1,331)      (2,981)       (161)          35       (179,793)     604,610      4,514         --

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM Variable Insurance
                                          Funds (Invesco Variable
                                             Insurance Funds)          American Century             American Century
                                                (continued)        Variable Portfolios II, Inc. Variable Portfolios, Inc.
                                         ------------------------- ---------------------------- -------------------------

                                                  Invesco
                                                V.I. Value                    VP                           VP
                                           Opportunities Fund --     Inflation Protection            Income & Growth
                                             Series II shares          Fund -- Class II              Fund -- Class I
                                         ------------------------- ---------------------------- -------------------------
                                          Year ended   Year ended   Year ended     Year ended    Year ended   Year ended
                                         December 31, December 31, December 31,   December 31,  December 31, December 31,
                                             2018         2017         2018           2017          2018         2017
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(79,061)    $(85,554)    $403,687       $324,631          $62       $2,842
Net realized gain (loss) on investments      (36,419)     (92,883)    (590,405)      (316,675)      40,500       35,220
Change in unrealized appreciation
(depreciation) on investments             (1,408,906)     969,564   (1,603,969)       726,409     (104,574)      53,781
Capital gain distribution                    514,647           --           --             --       42,990       17,429
Increase (decrease) in net assets from
operations                                (1,009,739)     791,127   (1,790,687)       734,365      (21,022)     109,272

From capital transactions (note 4):
Net premiums                                   1,604       35,107       66,835         46,438           --           --
Death benefits                                (2,057)     (16,159)     (53,672)      (113,267)        (398)      (8,098)
Surrenders                                  (629,690)    (582,320)  (4,192,686)    (4,449,527)     (35,249)     (69,222)
Administrative expenses                      (17,612)     (18,052)    (336,246)      (322,886)        (505)        (513)
Transfers between subaccounts
(including fixed account), net                (3,732)    (519,954)   5,078,034       (855,139)    (204,202)    (182,085)
Increase (decrease) in net assets from
capital transactions                        (651,487)  (1,101,378)     562,265     (5,694,381)    (240,354)    (259,918)
Increase (decrease) in net assets         (1,661,226)    (310,251)  (1,228,422)    (4,960,016)    (261,376)    (150,646)
Net assets at beginning of year            5,482,286    5,792,537   37,615,497     42,575,513      589,326      739,972
Net assets at end of year                 $3,821,060   $5,482,286  $36,387,075    $37,615,497     $327,950     $589,326

Change in units (note 5):
Units purchased                               12,816       18,668    1,005,959        319,934        3,312        1,948
Units redeemed                               (45,283)     (78,829)    (963,632)      (793,730)     (14,960)     (15,270)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (32,467)     (60,161)      42,327       (473,796)     (11,648)     (13,322)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1




           American Century Variable Portfolios, Inc. (continued)                    BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                      BlackRock                 BlackRock
                                                                                      Advantage                   Basic
           VP                                                                     U.S. Total Market               Value
      International              VP Ultra(R)                VP Value                V.I. Fund --              V.I. Fund --
     Fund -- Class I           Fund -- Class I           Fund -- Class I          Class III Shares          Class III Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


   $(3,101)     $(5,719)      $(714)       $(694)        $121         $132        $(4,915)    $(34,390)    $(90,271)   $(294,112)
    17,951       30,842       4,480        4,421        2,483        1,447         31,047      384,333      711,400    1,508,241
  (151,554)     127,547      (7,971)       6,149       (9,170)       3,072       (911,308)    (960,764)  (6,763,144)    (812,724)
    38,384           --       4,357        2,308            4           --        560,215    1,139,347    3,350,790    1,386,547
   (98,320)     152,670         152       12,184       (6,562)       4,651       (324,961)     528,526   (2,791,225)   1,787,952

        --           --          --           --           --           --         67,092       80,717       54,268       67,631
      (517)      (6,215)         --           --           --           --        (29,592)    (535,752)     (62,974)    (111,051)
   (44,554)     (57,377)     (2,430)      (2,741)      (5,046)      (2,929)      (306,558)    (412,946)  (3,578,735)  (4,588,814)
    (1,370)      (1,230)       (288)        (302)        (175)        (175)       (19,604)     (18,796)    (282,626)    (345,092)
    34,527       26,036      (1,866)     (10,647)         878          198       (158,878)    (562,168)  (1,311,045) (17,189,830)
   (11,914)     (38,786)     (4,584)     (13,690)      (4,343)      (2,906)      (447,540)  (1,448,945)  (5,181,112) (22,167,156)
  (110,234)     113,884      (4,432)      (1,506)     (10,905)       1,745       (772,501)    (920,419)  (7,972,337) (20,379,204)
   621,292      507,408      44,389       45,895       68,955       67,210      4,568,740    5,489,159   35,744,224   56,123,428
  $511,058     $621,292     $39,957      $44,389      $58,050      $68,955     $3,796,239   $4,568,740  $27,771,887  $35,744,224

     6,035       10,915         408           37           31            7         10,509       21,745      237,494      305,280
    (6,177)     (12,133)       (576)        (683)        (170)        (111)       (29,486)     (89,995)    (523,677)  (1,743,341)

      (142)      (1,218)       (168)        (646)        (139)        (104)       (18,977)     (68,250)    (286,183)  (1,438,061)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                Columbia Funds Variable
                                           BlackRock Variable Series Funds, Inc. (continued)        Series Trust II
                                         ----------------------------------------------------- -------------------------
                                                                             BlackRock
                                                  BlackRock                  Large Cap
                                                   Global                      Focus                 CTIVP/SM/ --
                                                 Allocation                   Growth                 Loomis Sayles
                                                V.I. Fund --               V.I. Fund --             Growth Fund --
                                              Class III Shares           Class III Shares               Class 1
                                         --------------------------- ------------------------- -------------------------
                                          Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
                                         December 31,  December 31,  December 31, December 31, December 31, December 31,
                                             2018          2017          2018         2017         2018         2017
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)           $(2,605,102)  $(1,706,180)    $(83,783)    $(52,938)   $(881,508)   $(840,057)
Net realized gain (loss) on investments     2,944,861     2,108,688      162,756      117,033    7,791,681    2,354,943
Change in unrealized appreciation
(depreciation) on investments             (33,182,511)   27,565,058     (598,255)      74,788   (6,881,234)  12,269,071
Capital gain distribution                  10,272,259     3,154,966      536,743      661,700           --           --
Increase (decrease) in net assets from
operations                                (22,570,493)   31,122,532       17,461      800,583       28,939   13,783,957

From capital transactions (note 4):
Net premiums                                  202,504       213,770          495        7,240      106,897       46,530
Death benefits                               (873,197)   (1,232,399)     (32,001)    (100,421)     (31,020)     (61,803)
Surrenders                                (25,485,445)  (29,518,882)    (416,198)    (134,277)  (5,601,455)  (5,804,665)
Administrative expenses                    (1,993,575)   (2,121,892)     (18,905)      (9,691)    (413,557)    (372,039)
Transfers between subaccounts
(including fixed account), net            (10,555,429)   (8,840,468)   1,116,939      666,113  (20,318,621)  35,320,018
Increase (decrease) in net assets from
capital transactions                      (38,705,142)  (41,499,871)     650,330      428,964  (26,257,756)  29,128,041
Increase (decrease) in net assets         (61,275,635)  (10,377,339)     667,791    1,229,547  (26,228,817)  42,911,998
Net assets at beginning of year           274,505,700   284,883,039    4,129,636    2,900,089   63,498,608   20,586,610
Net assets at end of year                $213,230,065  $274,505,700   $4,797,427   $4,129,636  $37,269,791  $63,498,608

Change in units (note 5):
Units purchased                               781,945       551,881       60,806       46,532      431,772    4,098,302
Units redeemed                             (3,459,061)   (3,527,103)     (35,747)     (26,458)  (2,240,397)  (1,417,973)
Net increase (decrease) in units from
capital transactions with contract
owners                                     (2,677,116)   (2,975,222)      25,059       20,074   (1,808,625)   2,680,329

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

 Columbia Funds Variable      Deutsche DWS Variable
Series Trust II (continued)         Series I                    Deutsche DWS Variable Series II
----------------------------------------------------------------------------------------------------------
        Columbia
        Variable
      Portfolio --                     DWS                       DWS                       DWS
      Overseas Core                  Capital                  CROCI(R)                Small Mid Cap
         Fund --                  Growth VIP --              U.S. VIP --              Value VIP --
         Class 2                 Class B Shares            Class B Shares            Class B Shares
----------------------------------------------------------------------------------------------------------
 Year ended    Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31,  December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017          2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $144,421       $44,142       $(106)        $(93)        $161        $(319)        $(79)       $(168)
    381,739       294,450          65           42          803        1,486           99        1,955
 (3,299,700)    3,185,521      (1,246)       1,318      (10,337)       7,946       (4,153)      (1,055)
         --            --         958          694        3,476           --        2,059          284
 (2,773,540)    3,524,113        (329)       1,961       (5,897)       9,113       (2,074)       1,016

      3,308         2,990          --           --           --           --           --           --
      3,478        (7,186)         --           --           --           --           --           --
 (1,723,708)   (2,025,459)         --           --       (1,899)        (766)        (477)       1,503
    (49,475)      (50,322)        (28)         (24)         (33)          91          (23)         155
      6,749      (237,375)        (71)         (36)       1,327      (11,444)         540      (11,235)
 (1,759,648)   (2,317,352)        (99)         (60)        (605)     (12,119)          40       (9,577)
 (4,533,188)    1,206,761        (428)       1,901       (6,502)      (3,006)      (2,034)      (8,561)
 16,657,289    15,450,528      10,067        8,166       49,930       52,936       11,996       20,557
$12,124,101   $16,657,289      $9,639      $10,067      $43,428      $49,930       $9,962      $11,996

    107,066       112,241          --           --          345           55           50           34
   (259,046)     (332,840)         (5)          (3)        (371)      (1,029)         (46)        (309)
   (151,980)     (220,599)         (5)          (3)         (26)        (974)           4         (275)

         Dreyfus
-------------------------

         Dreyfus
  Investment Portfolios
      MidCap Stock
      Portfolio --
     Initial Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


    $(950)        $(417)
    1,229         1,505
  (30,641)       11,000
   12,456         1,655
  (17,906)       13,743

       --            --
       --            --
   (5,012)       (5,138)
     (720)         (714)
       (2)            1
   (5,734)       (5,851)
  (23,640)        7,892
  111,992       104,100
  $88,352      $111,992

       --            --
     (173)         (187)
     (173)         (187)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Dreyfus (continued)                 Eaton Vance Variable Trust
                                         --------------------------------------------------- -------------------------
                                                  Dreyfus                 The Dreyfus
                                            Variable Investment        Sustainable U.S.                 VT
                                            Fund -- Government     Equity Portfolio, Inc. --       Floating-Rate
                                          Money Market Portfolio        Initial Shares              Income Fund
                                         ------------------------- ------------------------- -------------------------

                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2018         2017         2018         2017         2018          2017
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $(2,808)   $(10,069)      $13,956     $(23,673)  $1,108,278      $775,333
Net realized gain (loss) on investments           --          --        15,229       28,177       74,762        83,330
Change in unrealized appreciation
(depreciation) on investments                     --          --    (1,579,490)     368,997   (2,290,816)      (41,051)
Capital gain distribution                         --          --     1,186,313      394,652           --            --
Increase (decrease) in net assets from
operations                                    (2,808)    (10,069)     (363,992)     768,153   (1,107,776)      817,612

From capital transactions (note 4):
Net premiums                                      --          --            --          203      243,042       860,830
Death benefits                              (371,260)   (508,009)           --        3,460      (63,553)     (380,812)
Surrenders                                  (465,352)   (303,433)      (90,237)     (47,478)  (4,481,465)   (3,720,499)
Administrative expenses                       (1,775)       (823)      (26,390)     (23,060)    (373,286)     (299,793)
Transfers between subaccounts
(including fixed account), net               946,029   1,123,523         2,555       (6,862)  13,924,826     4,675,246
Increase (decrease) in net assets from
capital transactions                         107,642     311,258      (114,072)     (73,737)   9,249,564     1,134,972
Increase (decrease) in net assets            104,834     301,189      (478,064)     694,416    8,141,788     1,952,584
Net assets at beginning of year              986,647     685,458     6,375,377    5,680,961   47,028,462    45,075,878
Net assets at end of year                 $1,091,481    $986,647    $5,897,313   $6,375,377  $55,170,250   $47,028,462

Change in units (note 5):
Units purchased                              145,659     182,329         1,051          100    2,112,318       741,456
Units redeemed                              (134,451)   (149,399)       (9,913)      (6,185)  (1,356,192)     (641,621)
Net increase (decrease) in units from
capital transactions with contract
owners                                        11,208      32,930        (8,862)      (6,085)     756,126        99,835

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
        Federated                 Federated                 Federated                 Federated                 Federated
       High Income               High Income                Kaufmann              Managed Tail Risk        Managed Volatility
     Bond Fund II --           Bond Fund II --             Fund II --                Fund II --                Fund II --
     Primary Shares            Service Shares            Service Shares            Primary Shares            Primary Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                              Period from
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended  January 1 to  Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31,  August 17,  December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


   $694,911     $629,243     $766,343     $738,207    $(302,728)   $(287,010)    $119,869       $9,873      $53,661     $146,153
   (113,844)      31,945      (73,395)      54,399      892,856      452,975     (694,390)    (144,286)      56,054       54,941
 (1,039,799)     (24,919)  (1,253,412)     (90,227)  (1,401,812)   2,058,351      513,322      598,990   (1,062,153)     665,679
         --           --           --           --    1,462,648    2,087,781           --           --           --           --
   (458,732)     636,269     (560,464)     702,379      650,964    4,312,097      (61,199)     464,577     (952,438)     866,773

        360        2,875       11,884       33,899        3,621        5,580          152        7,167          468          360
   (249,874)    (309,208)        (980)     (23,082)      27,623       (9,668)     (34,710)    (160,862)     (48,346)     (83,169)
 (1,293,506)  (1,562,315)  (1,484,424)  (1,178,745)  (2,266,919)  (1,658,871)    (428,226)    (503,979)    (951,698)    (567,163)
    (14,288)     (16,000)     (36,335)     (45,280)     (80,572)     (78,222)      (5,463)      (8,398)      (9,965)      (8,838)
   (708,304)     420,211     (570,532)    (841,078)    (748,837)  (1,312,145)  (4,528,099)     (24,936)   4,814,311     (122,211)
 (2,265,612)  (1,464,437)  (2,080,387)  (2,054,286)  (3,065,084)  (3,053,326)  (4,996,346)    (691,008)   3,804,770     (781,021)
 (2,724,344)    (828,168)  (2,640,851)  (1,351,907)  (2,414,120)   1,258,771   (5,057,545)    (226,431)   2,852,332       85,752
 11,433,023   12,261,191   13,105,304   14,457,211   18,971,964   17,713,193    5,057,545    5,283,976    5,716,967    5,631,215
 $8,708,679  $11,433,023  $10,464,453  $13,105,304  $16,557,844  $18,971,964          $--   $5,057,545   $8,569,299   $5,716,967

      7,816       26,219       13,110       30,199       23,001        7,870        4,541       15,627      235,462        4,467
    (88,287)     (72,244)    (105,045)    (119,531)    (105,378)    (112,441)    (439,089)     (77,361)     (67,937)     (41,930)

    (80,471)     (46,025)     (91,935)     (89,332)     (82,377)    (104,571)    (434,548)     (61,734)     167,525      (37,463)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Fidelity(R) Variable Insurance Products Fund
                                         -----------------------------------------------------------------------------

                                                    VIP                       VIP                       VIP
                                             Asset Manager/SM/         Asset Manager/SM              Balanced
                                               Portfolio --              /Portfolio --             Portfolio --
                                               Initial Class            Service Class 2           Service Class 2
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $167,046     $271,362     $(26,913)    $(21,524)   $(408,979)   $(418,316)
Net realized gain (loss) on investments       30,007       98,303        1,105      (14,473)   1,816,145    1,656,279
Change in unrealized appreciation
(depreciation) on investments             (4,161,857)     (32,575)    (574,028)     (57,852)  (8,495,996)   6,000,747
Capital gain distribution                  1,387,996    5,017,973      194,956      836,573    3,436,112    1,786,068
Increase (decrease) in net assets from
operations                                (2,576,808)   5,355,063     (404,880)     742,724   (3,652,718)   9,024,778

From capital transactions (note 4):
Net premiums                                  34,817       86,999       12,636          408      355,579       61,880
Death benefits                              (409,667)    (879,039)     (20,551)          --     (207,041)      77,308
Surrenders                                (4,272,713)  (4,180,102)    (494,904)  (1,053,708)  (6,847,398)  (6,155,516)
Administrative expenses                      (34,337)     (38,371)     (11,207)     (11,108)    (340,261)    (354,530)
Transfers between subaccounts
(including fixed account), net              (300,078)    (776,107)    (214,898)  (1,160,658)    (730,905)  (1,020,103)
Increase (decrease) in net assets from
capital transactions                      (4,981,978)  (5,786,620)    (728,924)  (2,225,066)  (7,770,026)  (7,390,961)
Increase (decrease) in net assets         (7,558,786)    (431,557)  (1,133,804)  (1,482,342) (11,422,744)   1,633,817
Net assets at beginning of year           44,319,272   44,750,829    6,060,089    7,542,431   68,641,541   67,007,724
Net assets at end of year                $36,760,486  $44,319,272   $4,926,285   $6,060,089  $57,218,797  $68,641,541

Change in units (note 5):
Units purchased                               19,899        9,943       11,946       25,523      330,001      352,190
Units redeemed                              (123,000)    (143,408)     (56,890)    (166,466)    (780,923)    (809,022)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (103,101)    (133,465)     (44,944)    (140,943)    (450,922)    (456,832)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
                                                                 VIP
           VIP                        VIP                  Dynamic Capital                 VIP
      Contrafund(R)              Contrafund(R)              Appreciation              Equity-Income
       Portfolio --               Portfolio --              Portfolio --              Portfolio --
      Initial Class             Service Class 2            Service Class 2            Initial Class
----------------------------------------------------------------------------------------------------------
 Year ended   Year ended    Year ended   Year ended    Year ended   Year ended   Year ended   Year ended
December 31, December 31,  December 31, December 31,  December 31, December 31, December 31, December 31,
    2018         2017          2018         2017          2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


  $(778,075)    $(480,684) $(1,522,053)  $(1,175,391)    $(27,370)    $(21,826)    $618,609     $245,148
  3,894,585     5,271,110   10,245,894     5,532,883      142,997       86,529      820,275    1,059,403
(19,011,710)    9,014,818  (27,527,175)   13,474,659     (453,751)     249,855  (12,275,710)   5,943,354
  9,037,248     5,653,190   12,185,195     7,290,931      218,500      159,055    3,704,720    1,748,239
 (6,857,952)   19,458,434   (6,618,139)   25,123,082     (119,624)     473,613   (7,132,106)   8,996,144

     42,295        85,654      810,459     1,305,085          550          550      107,503      139,946
   (820,544)   (2,056,435)    (283,222)     (402,109)        (612)        (546)  (1,113,489)  (1,185,539)
(10,544,885)  (12,480,284) (13,443,374)  (12,838,916)    (239,352)    (215,221)  (8,402,992)  (9,744,727)
   (120,444)     (131,147)    (700,592)     (776,657)      (6,741)      (8,243)     (77,970)     (86,274)
 (1,059,215)   (3,253,482) (32,558,947)   14,801,442     (367,036)    (146,004)    (413,253)  (1,053,446)
(12,502,793)  (17,835,694) (46,175,676)    2,088,845     (613,191)    (369,464)  (9,900,201) (11,930,040)
(19,360,745)    1,622,740  (52,793,815)   27,211,927     (732,815)     104,149  (17,032,307)  (2,933,896)
106,145,949   104,523,209  149,150,044   121,938,117    2,465,878    2,361,729   83,585,957   86,519,853
$86,785,204  $106,145,949  $96,356,229  $149,150,044   $1,733,063   $2,465,878  $66,553,650  $83,585,957

     56,861        57,033      551,682     1,605,935        4,825        1,328       30,076       36,888
   (300,455)     (449,907)  (2,551,533)   (1,262,887)     (24,322)     (14,712)    (210,854)    (296,843)
   (243,594)     (392,874)  (1,999,851)      343,048      (19,497)     (13,384)    (180,778)    (259,955)

--------------------------

           VIP
      Equity-Income
      Portfolio --
     Service Class 2
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


   $237,660     $(12,050)
    820,838      964,680
(11,446,611)   5,448,613
  3,469,438    1,275,369
 (6,918,675)   7,676,612

    108,465      132,179
   (177,833)    (549,651)
 (6,987,117)  (6,446,849)
   (414,089)    (353,097)
 (2,085,797)  24,930,153
 (9,556,371)  17,712,735
(16,475,046)  25,389,347
 77,518,219   52,128,872
$61,043,173  $77,518,219

    426,373    2,092,152
   (925,848)    (742,874)
   (499,475)   1,349,278

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Fidelity(R) Variable Insurance Products Fund (continued)
                                         -----------------------------------------------------------------------------
                                                                                                        VIP
                                                    VIP                       VIP                     Growth
                                              Growth & Income           Growth & Income            Opportunities
                                               Portfolio --              Portfolio --              Portfolio --
                                               Initial Class            Service Class 2            Initial Class
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(220,601)    $(39,320)   $(265,051)    $(92,037)   $(147,890)   $(111,583)
Net realized gain (loss) on investments      927,904      997,758      969,894      873,126      885,473      604,602
Change in unrealized appreciation
(depreciation) on investments             (3,857,744)   1,477,534   (3,705,644)   1,336,341     (254,069)     946,810
Capital gain distribution                  1,203,098      502,950    1,056,008      448,819      625,253    1,256,491
Increase (decrease) in net assets from
operations                                (1,947,343)   2,938,922   (1,944,793)   2,566,249    1,108,767    2,696,320

From capital transactions (note 4):
Net premiums                                     800        2,475       49,620       57,389        1,971       68,810
Death benefits                              (287,100)    (223,320)     (67,813)      (4,554)     (38,381)    (131,495)
Surrenders                                (1,945,662)  (2,078,591)  (2,363,675)  (1,476,714)  (1,166,148)  (1,023,289)
Administrative expenses                      (30,472)     (32,307)     (63,193)     (60,019)     (12,710)     (12,471)
Transfers between subaccounts
(including fixed account), net               101,214     (224,888)  (1,893,655)  (1,699,016)     297,646       38,321
Increase (decrease) in net assets from
capital transactions                      (2,161,220)  (2,556,631)  (4,338,716)  (3,182,914)    (917,622)  (1,060,124)
Increase (decrease) in net assets         (4,108,563)     382,291   (6,283,509)    (616,665)     191,145    1,636,196
Net assets at beginning of year           21,216,165   20,833,874   18,985,535   19,602,200   10,237,279    8,601,083
Net assets at end of year                $17,107,602  $21,216,165  $12,702,026  $18,985,535  $10,428,424  $10,237,279

Change in units (note 5):
Units purchased                               26,954       24,842      235,304       69,100       63,464       31,659
Units redeemed                              (110,733)    (132,914)    (480,353)    (256,895)     (93,671)     (80,867)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (83,779)    (108,072)    (245,049)    (187,795)     (30,207)     (49,208)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
           VIP                                                                            VIP
         Growth                       VIP                       VIP                    Investment
      Opportunities                 Growth                    Growth                   Grade Bond
      Portfolio --               Portfolio --              Portfolio --               Portfolio --
     Service Class 2             Initial Class            Service Class 2           Service Class 2
----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017         2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $(68,728)     $(57,491)   $(719,194)   $(677,191)   $(325,675)   $(269,990)    $189,144      $547,329
    203,438        91,748    3,700,028    3,967,887    1,082,722    1,211,803   (2,221,583)     (450,784)
    (76,850)      514,295  (12,118,407)   9,302,913   (4,002,479)   2,722,801   (1,784,533)    2,167,226
    244,594       572,056    8,924,979    4,289,384    3,013,336    1,266,200      744,429       615,806
    302,454     1,120,608     (212,594)  16,882,993     (232,096)   4,930,814   (3,072,543)    2,879,577

      1,070         7,619       43,603       33,866      108,113       78,294      199,648       263,884
      1,060      (333,627)    (419,616)    (708,416)    (128,215)    (447,595)    (140,254)     (326,553)
   (368,219)     (350,628)  (7,018,036)  (6,584,668)  (2,165,308)  (1,971,799) (11,790,333)  (14,925,390)
    (26,917)      (23,890)     (61,030)     (61,433)     (72,207)     (55,021)    (930,216)   (1,098,409)
  3,245,570      (546,006)    (504,485)    (670,935)    (202,458)   3,628,324  (29,935,221)   (2,373,404)
  2,852,564    (1,246,532)  (7,959,564)  (7,991,586)  (2,460,075)   1,232,203  (42,596,376)  (18,459,872)
  3,155,018      (125,924)  (8,172,158)   8,891,407   (2,692,171)   6,163,017  (45,668,919)  (15,580,295)
  3,876,574     4,002,498   62,495,703   53,604,296   21,409,441   15,246,424  121,545,311   137,125,606
 $7,031,592    $3,876,574  $54,323,545  $62,495,703  $18,717,270  $21,409,441  $75,876,392  $121,545,311

    160,765         7,245       43,763       35,519       89,661      249,115    1,064,069       957,509
    (44,912)      (72,701)    (185,489)    (221,658)    (213,312)    (237,227)  (4,492,682)   (2,401,367)
    115,853       (65,456)    (141,726)    (186,139)    (123,651)      11,888   (3,428,613)   (1,443,858)

--------------------------

           VIP
         Mid Cap
      Portfolio --
      Initial Class
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


     $(13)         $(5)
      447           30
   (3,050)       1,640
    1,108          527
   (1,508)       2,192

       80          240
       --           --
   (2,939)          --
       --           --
     (108)        (133)
   (2,967)         107
   (4,475)       2,299
   13,289       10,990
   $8,814      $13,289

        2            6
      (61)          (3)
      (59)           3

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------------------

                                     VIP                        VIP                       VIP
                                   Mid Cap                   Overseas              Value Strategies
                                 Portfolio --              Portfolio --              Portfolio --
                               Service Class 2             Initial Class            Service Class 2
                          -------------------------- ------------------------- -------------------------
                           Year ended   Year ended    Year ended   Year ended   Year ended   Year ended
                          December 31, December 31,  December 31, December 31, December 31, December 31,
                              2018         2017          2018         2017         2018         2017
--------------------------------------------------------------------------------------------------------

Increase (decrease) in
net assets

From operations:
Net investment income
(expense)                 $(1,465,943)  $(1,492,205)     $20,348       $7,376     $(20,481)     $(7,593)
Net realized gain (loss)
on investments              3,075,326     3,510,520      621,430      521,065       23,535       74,076
Change in unrealized
appreciation
(depreciation)
on investments            (30,139,403)   14,009,816   (3,213,278)   3,667,489     (574,262)    (295,632)
Capital gain distribution  10,860,719     6,328,394           --       15,545      110,093      655,723
Increase (decrease) in
net assets from
operations                (17,669,301)   22,356,525   (2,571,500)   4,211,475     (461,115)     426,574

From capital
transactions (note 4):
Net premiums                  190,439       755,608       63,307        6,131           --          122
Death benefits               (605,492)     (906,813)    (139,410)    (419,103)      (6,738)      (6,574)
Surrenders                (12,918,175)  (13,955,470)  (1,749,625)  (1,795,425)     (96,839)    (272,815)
Administrative expenses      (625,209)     (680,871)     (20,494)     (21,654)      (6,899)      (7,522)
Transfers between
subaccounts (including
fixed account), net        (3,178,596)  (12,193,815)      89,103      230,115      (57,063)    (223,441)
Increase (decrease) in
net assets from capital
transactions              (17,137,033)  (26,981,361)  (1,757,119)  (1,999,936)    (167,539)    (510,230)
Increase (decrease) in
net assets                (34,806,334)   (4,624,836)  (4,328,619)   2,211,539     (628,654)     (83,656)
Net assets at beginning
of year                   129,568,377   134,193,213   17,614,494   15,402,955    2,609,129    2,692,785
Net assets at end of year $94,762,043  $129,568,377  $13,285,875  $17,614,494   $1,980,475   $2,609,129

Change in units (note 5):
Units purchased               508,765       280,057       30,358       39,644        9,517        5,765
Units redeemed               (987,834)   (1,230,162)     (94,434)    (111,988)     (16,874)     (30,362)
Net increase (decrease)
in units from capital
transactions with
contract owners              (479,069)     (950,105)     (64,076)     (72,344)      (7,357)     (24,597)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------
        Franklin                                              Franklin
     Founding Funds                Franklin                   Large Cap                 Franklin
       Allocation                   Income                     Growth                 Mutual Shares
       VIP Fund --                VIP Fund --                VIP Fund --               VIP Fund --
     Class 2 Shares             Class 2 Shares             Class 2 Shares            Class 2 Shares
----------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31,  December 31,  December 31, December 31, December 31, December 31,
    2018         2017         2018          2017          2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $715,415     $551,008    $7,714,518    $6,770,182     $(2,816)     $(1,567)     $109,344     $109,362
   (320,027)    (183,017)    2,723,078     2,693,829       3,736        4,445       434,049      462,665
 (8,777,795)   3,495,190   (26,254,304)   13,213,794     (18,700)      23,700    (2,460,891)    (169,534)
  1,505,639    2,939,896            --            --      14,339       13,843       519,534      648,153
 (6,876,768)   6,803,077   (15,816,708)   22,677,805      (3,441)      40,421    (1,397,964)   1,050,646

        396       62,383       593,860       153,634          --           --        44,369       58,230
    (81,449)    (453,526)     (846,648)   (1,227,358)         --           --       (90,200)     (65,891)
 (7,497,433)  (7,277,680)  (29,176,978)  (34,615,865)    (11,106)     (11,014)   (1,417,604)  (1,101,492)
   (455,124)    (481,582)   (1,169,743)   (1,211,176)       (801)        (428)      (74,825)     (78,152)
 (2,134,529)  (2,323,368)  (17,150,974)   (9,284,928)       (685)     (21,349)     (875,132)    (562,687)
(10,168,139) (10,473,773)  (47,750,483)  (46,185,693)    (12,592)     (32,791)   (2,413,392)  (1,749,992)
(17,044,907)  (3,670,696)  (63,567,191)  (23,507,888)    (16,033)       7,630    (3,811,356)    (699,346)
 70,021,184   73,691,880   298,895,674   322,403,562     176,092      168,462    15,618,185   16,317,531
$52,976,277  $70,021,184  $235,328,483  $298,895,674    $160,059     $176,092   $11,806,829  $15,618,185

    246,840      281,075       589,029       714,387         135           34        37,561       35,128
 (1,042,611)  (1,129,671)   (3,626,273)   (3,719,433)       (593)      (1,545)     (160,407)    (127,795)

   (795,771)    (848,596)   (3,037,244)   (3,005,046)       (458)      (1,511)     (122,846)     (92,667)

--------------------------

        Templeton
         Foreign
       VIP Fund --
     Class 1 Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


    $96,892      $92,594
     21,418       27,490
 (1,261,325)     911,438
         --           --
 (1,143,015)   1,031,522

      3,725        3,395
    (42,380)    (129,549)
 (1,139,251)  (1,136,063)
    (12,624)     (12,839)
    380,278      293,024
   (810,252)    (982,032)
 (1,953,267)      49,490
  7,352,595    7,303,105
 $5,399,328   $7,352,595

     47,604       31,558
   (102,104)     (96,456)

    (54,500)     (64,898)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               Franklin Templeton Variable Insurance Products Trust (continued)
                                         -----------------------------------------------------------------------------
                                                 Templeton                 Templeton                 Templeton
                                                  Foreign                 Global Bond                 Growth
                                                VIP Fund --               VIP Fund --               VIP Fund --
                                              Class 2 Shares            Class 1 Shares            Class 2 Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $5,382        3,421      (75,425)     (85,021)       59,821        5,890
Net realized gain (loss) on investments       3,229       19,505      (20,840)     (45,336)      195,546      251,449
Change in unrealized appreciation
(depreciation) on investments              (121,160)      88,903      144,549      180,925    (2,695,737)   1,412,343
Capital gain distribution                        --           --           --       20,084       943,778           --
Increase (decrease) in net assets from
operations                                 (112,549)     111,829       48,284       70,652    (1,496,592)   1,669,682

From capital transactions (note 4):
Net premiums                                     --           --          720       18,463        34,657       90,857
Death benefits                                 (532)      (6,574)     (38,640)    (104,342)       18,439      (18,941)
Surrenders                                  (44,365)     (86,509)    (298,887)    (790,958)   (1,053,361)    (761,225)
Administrative expenses                      (1,385)      (1,241)      (8,605)      (9,920)      (54,575)     (55,199)
Transfers between subaccounts
(including fixed account), net               38,486     (370,650)    (111,660)     (34,665)   (1,649,861)   1,834,074
Increase (decrease) in net assets from
capital transactions                         (7,796)    (464,974)    (457,072)    (921,422)   (2,704,701)   1,089,566
Increase (decrease) in net assets          (120,345)    (353,145)    (408,788)    (850,770)   (4,201,293)   2,759,248
Net assets at beginning of year             681,794    1,034,939    5,797,092    6,647,862    11,557,542    8,798,294
Net assets at end of year                  $561,449      681,794    5,388,304    5,797,092     7,356,249   11,557,542

Change in units (note 5):
Units purchased                               7,000        6,160       11,274       23,722       106,409      231,424
Units redeemed                               (7,156)     (39,990)     (36,276)     (73,270)     (312,347)    (136,612)
Net increase (decrease) in units from
capital transactions with contract
owners                                         (156)     (33,830)     (25,002)     (49,548)     (205,938)      94,812

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                    Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------
       Goldman Sachs                Goldman Sachs             Goldman Sachs
     Government Money                 Large Cap                  Mid Cap
      Market Fund --                Value Fund --             Value Fund --
      Service Shares            Institutional Shares      Institutional Shares
----------------------------------------------------------------------------------
 Year ended      Year ended    Year ended   Year ended   Year ended   Year ended
December 31,    December 31,  December 31, December 31, December 31, December 31,
    2018            2017          2018         2017         2018         2017
----------------------------------------------------------------------------------


   $(139,040)    $(1,392,501)    $(15,643)     $10,029     $(85,726)   $(411,457)
          --              --     (227,028)     (30,095)     674,811    1,143,437
          --              --     (709,378)    (620,050)  (8,768,742)   1,052,214
          --              --      344,499    1,214,491    4,142,802    2,171,291
    (139,040)     (1,392,501)    (607,550)     574,375   (4,036,855)   3,955,485

     192,155         165,769           --        2,175        1,510      380,562
 (57,185,225)    (86,352,964)     (92,507)    (102,988)    (376,411)    (297,862)
 (46,655,320)    (49,651,362)    (825,572)    (808,346)  (3,955,884)  (4,708,444)
    (308,277)       (320,619)     (10,203)     (12,086)     (61,369)     (95,600)
 106,050,214     129,524,722      (57,388)     (37,587)  (1,522,928) (11,261,087)
   2,093,547      (6,634,454)    (985,670)    (958,832)  (5,915,082) (15,982,431)
   1,954,507      (8,026,955)  (1,593,220)    (384,457)  (9,951,937) (12,026,946)
 124,948,610     132,975,565    7,079,700    7,464,157   39,934,262   51,961,208
$126,903,117    $124,948,610   $5,486,480   $7,079,700  $29,982,325  $39,934,262

  17,870,031      19,596,963       19,954       15,158       12,564       54,294
 (17,648,093)    (20,303,837)     (74,493)     (70,140)    (173,270)    (683,925)
     221,938        (706,874)     (54,539)     (54,982)    (160,706)    (629,631)

             JPMorgan Insurance Trust
---------------------------------------------------
        JPMorgan                  JPMorgan
     Insurance Trust           Insurance Trust
        Core Bond               Mid Cap Value
  Portfolio -- Class 1      Portfolio -- Class 1
---------------------------------------------------
 Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31,
    2018         2017         2018         2017
---------------------------------------------------


    $21,624      $25,249     $(3,288)     $(1,867)
    (52,967)     (14,160)      3,528        9,475
    (41,694)      52,481     (55,547)       5,550
      5,364           --       4,604       13,603
    (67,673)      63,570     (50,703)      26,761

         --           --          --           --
     (3,275)     (43,427)       (396)      (2,278)
   (287,463)    (340,060)    (21,412)     (20,725)
     (4,814)      (6,322)       (573)        (429)
   (384,205)     (35,020)    109,941      196,965
   (679,757)    (424,829)     87,560      173,533
   (747,430)    (361,259)     36,857      200,294
  3,406,373    3,767,632     294,972       94,678
 $2,658,943   $3,406,373    $331,829     $294,972

     26,118       29,041       8,855       16,776
    (77,256)     (59,689)     (3,184)      (4,693)
    (51,138)     (30,648)      5,671       12,083

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                JPMorgan Insurance Trust (continued)            Janus Aspen Series
                                         --------------------------------------------------- -------------------------

                                                 JPMorgan                  JPMorgan                    Janus
                                              Insurance Trust           Insurance Trust              Henderson
                                              Small Cap Core              U.S. Equity          Balanced Portfolio --
                                           Portfolio -- Class 1      Portfolio -- Class 1      Institutional Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(2,297)     $(3,443)     $(14,698)    $(11,519)    $497,741     $117,787
Net realized gain (loss) on investments      34,228       16,423        66,733      100,473    3,159,139    2,439,512
Change in unrealized appreciation
(depreciation) on investments               (48,958)      13,006      (297,146)     116,687   (5,813,102)   8,532,626
Capital gain distribution                    12,748        1,562       127,399       11,652    1,939,579      146,950
Increase (decrease) in net assets from
operations                                   (4,279)      27,548      (117,712)     217,293     (216,643)  11,236,875

From capital transactions (note 4):
Net premiums                                     --           --            --           --        2,806        5,716
Death benefits                                 (127)      (3,230)       (1,869)     (16,209)    (669,863)  (1,255,222)
Surrenders                                  (12,418)     (28,407)     (102,475)    (139,378)  (8,800,430)  (8,664,498)
Administrative expenses                        (165)        (211)       (1,902)      (1,847)     (89,040)     (97,385)
Transfers between subaccounts
(including fixed account), net              (98,298)     (18,934)      392,383     (127,049)      42,484     (169,826)
Increase (decrease) in net assets from
capital transactions                       (111,008)     (50,782)      286,137     (284,483)  (9,514,043) (10,181,215)
Increase (decrease) in net assets          (115,287)     (23,234)      168,425      (67,190)  (9,730,686)   1,055,660
Net assets at beginning of year             208,081      231,315     1,128,618    1,195,808   72,838,723   71,783,063
Net assets at end of year                  $ 92,794     $208,081    $1,297,043   $1,128,618  $63,108,037  $72,838,723

Change in units (note 5):
Units purchased                               1,694        1,663        23,296        2,090       76,490       38,403
Units redeemed                               (7,224)      (4,003)      (11,534)     (14,758)    (289,499)    (316,023)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (5,530)      (2,340)       11,762      (12,668)    (213,009)    (277,620)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  Janus Aspen Series (continued)
----------------------------------------------------------------------------------------------------------
                                                                                           Janus
          Janus                        Janus                     Janus                   Henderson
        Henderson                    Henderson                 Henderson               Flexible Bond
  Balanced Portfolio --       Enterprise Portfolio --   Enterprise Portfolio --        Portfolio --
      Service Shares           Institutional Shares         Service Shares         Institutional Shares
-----------------------------------------------------------------------------------------------------------
 Year ended     Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31,  December 31, December 31, December 31, December 31, December 31, December 31,
    2018           2017          2018         2017         2018         2017         2018         2017
-----------------------------------------------------------------------------------------------------------


    $(9,920)      $(432,932)   $(571,616)   $(381,772)    $(79,765)    $(52,629)    $161,087     $169,182
  4,593,136       3,184,487    3,729,475    3,463,502      293,264      287,130     (194,443)    (150,802)
 (8,321,339)     12,735,340   (5,733,086)   4,906,631     (559,124)     609,565     (246,001)     265,123
  2,726,490         203,380    2,247,583    2,779,409      277,844      327,771           --           --
 (1,011,633)     15,690,275     (327,644)  10,767,770      (67,781)   1,171,837     (279,357)     283,503

    247,295         234,121       14,951        8,793        1,203        1,287       20,211        1,980
   (355,605)       (139,802)    (639,101)    (988,315)      26,613      (58,741)     (58,079)    (234,543)
(11,145,747)    (10,652,017)  (5,631,905)  (5,717,150)    (613,748)    (357,883)  (2,284,610)  (1,574,688)
   (468,730)       (457,795)     (61,849)     (64,587)      (9,827)      (9,080)     (16,521)     (18,196)
 (1,829,408)       (511,254)    (581,061)    (689,446)      70,445      (32,829)     395,599   (1,683,153)
(13,552,195)    (11,526,747)  (6,898,965)  (7,450,705)    (525,314)    (457,246)  (1,943,400)  (3,508,600)
(14,563,828)      4,163,528   (7,226,609)   3,317,065     (593,095)     714,591   (2,222,757)  (3,225,097)
107,672,020     103,508,492   48,550,150   45,233,085    5,538,191    4,823,600   11,653,129   14,878,226
$93,108,192    $107,672,020  $41,323,541  $48,550,150   $4,945,096   $5,538,191   $9,430,372  $11,653,129

    334,985         317,058       29,048       26,164        9,395       24,878       46,700       29,691
   (971,382)       (925,655)    (149,919)    (186,172)     (43,658)     (57,918)    (126,638)    (163,701)
   (636,397)       (608,597)    (120,871)    (160,008)     (34,263)     (33,040)     (79,938)    (134,010)

--------------------------

          Janus
        Henderson
   Forty Portfolio --
  Institutional Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(115,542)   $(513,090)
    975,810      717,126
 (4,916,888)   6,556,257
  4,554,060    1,870,160
    497,440    8,630,453

      4,327        6,032
   (127,927)    (917,348)
 (3,584,933)  (3,983,932)
    (49,139)     (50,019)
   (689,599)    (479,196)
 (4,447,271)  (5,424,463)
 (3,949,831)   3,205,990
 35,582,026   32,376,036
$31,632,195  $35,582,026

     24,907       30,883
   (121,008)    (171,262)
    (96,101)    (140,379)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                Janus Aspen Series (continued)
                                         -----------------------------------------------------------------------------
                                                                             Janus                     Janus
                                                   Janus                   Henderson                 Henderson
                                                 Henderson              Global Research           Global Research
                                            Forty Portfolio --           Portfolio --              Portfolio --
                                              Service Shares         Institutional Shares         Service Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(42,305)   $(335,849)   $(121,925)   $(248,616)    $(21,592)    $(30,810)
Net realized gain (loss) on investments      289,076      191,593    2,644,152    2,415,529      355,728      261,371
Change in unrealized appreciation
(depreciation) on investments             (1,776,114)   5,144,342   (5,553,141)   7,424,646     (582,087)     558,030
Capital gain distribution                  1,729,486      726,213           --           --           --           --
Increase (decrease) in net assets from
operations                                   200,143    5,726,299   (3,030,914)   9,591,559     (247,951)     788,591

From capital transactions (note 4):
Net premiums                                  10,630       37,524        9,356       17,346          575        1,168
Death benefits                               (67,166)    (153,130)    (263,621)    (841,092)     (12,673)     (70,551)
Surrenders                                (1,424,692)  (2,399,414)  (4,914,935)  (4,285,848)    (624,430)    (457,580)
Administrative expenses                      (44,087)    (111,350)     (42,722)     (47,569)      (5,665)      (5,504)
Transfers between subaccounts
(including fixed account), net              (484,339) (27,246,315)    (322,535)    (764,830)     (87,875)      58,088
Increase (decrease) in net assets from
capital transactions                      (2,009,654) (29,872,685)  (5,534,457)  (5,921,993)    (730,068)    (474,379)
Increase (decrease) in net assets         (1,809,511) (24,146,386)  (8,565,371)   3,669,566     (978,019)     314,212
Net assets at beginning of year           12,868,147   37,014,533   43,986,612   40,317,046    3,698,291    3,384,079
Net assets at end of year                $11,058,636  $12,868,147  $35,421,241  $43,986,612   $2,720,272   $3,698,291

Change in units (note 5):
Units purchased                               25,789       46,149       10,044       23,075       12,239       22,153
Units redeemed                              (101,871)  (1,703,952)    (186,728)    (218,403)     (82,791)     (72,968)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (76,082)  (1,657,803)    (176,684)    (195,328)     (70,552)     (50,815)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------------------------------
          Janus
        Henderson                   Janus                     Janus                     Janus                     Janus
    Global Technology             Henderson                 Henderson                 Henderson                 Henderson
      Portfolio --          Overseas Portfolio --     Overseas Portfolio --     Research Portfolio --     Research Portfolio --
     Service Shares         Institutional Shares         Service Shares         Institutional Shares         Service Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


   $(33,053)    $(77,774)     $65,892      $42,897       $2,517         $323    $(378,691)   $(437,873)    $(41,424)    $(47,621)
    943,334      708,180     (657,016)  (1,392,153)      (4,737)     (34,706)   2,582,864    1,949,963      283,711      220,485
 (1,143,352)   1,547,467   (3,014,728)   7,169,264     (400,619)     669,836   (5,402,574)   7,964,108     (493,130)     610,285
    292,001      433,855           --           --           --           --    2,075,139      406,828      167,464       35,074
     58,930    2,611,728   (3,605,852)   5,820,008     (402,839)     635,453   (1,123,262)   9,883,026      (83,379)     818,223

      2,489        8,436        2,806        3,668           --           --        6,660       81,150           --           37
    (24,862)     (22,004)    (102,346)    (460,127)     (21,241)     (27,540)    (549,730)    (388,154)     (11,045)      31,783
 (1,433,264)    (873,778)  (1,558,044)  (2,493,291)    (128,167)    (236,809)  (5,809,784)  (5,331,353)    (744,335)    (544,329)
    (19,971)     (16,290)     (29,264)     (32,046)      (5,157)      (5,212)     (53,251)     (57,190)      (5,559)      (5,377)
    450,181      797,363      (25,224)    (477,364)     (35,141)     (80,693)    (513,909)    (877,571)     (18,729)    (115,152)
 (1,025,427)    (106,273)  (1,712,072)  (3,459,160)    (189,706)    (350,254)  (6,920,014)  (6,573,118)    (779,668)    (633,038)
   (966,497)   2,505,455   (5,317,924)   2,360,848     (592,545)     285,199   (8,043,276)   3,309,908     (863,047)     185,185
  8,398,589    5,893,134   23,651,945   21,291,097    2,611,184    2,325,985   43,863,203   40,553,295    3,613,883    3,428,698
 $7,432,092   $8,398,589  $18,334,021  $23,651,945   $2,018,639   $2,611,184  $35,819,927  $43,863,203   $2,750,836   $3,613,883

    103,999      174,782       36,852       24,948        8,326          261       18,148       31,838        2,556       10,415
   (175,563)    (176,931)     (97,202)    (149,725)     (21,503)     (25,627)    (237,116)    (254,080)     (57,309)     (59,875)
    (71,564)      (2,149)     (60,350)    (124,777)     (13,177)     (25,366)    (218,968)    (222,242)     (54,753)     (49,460)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                           Legg Mason Partners Variable Equity Trust
                                         -----------------------------------------------------------------------------
                                                ClearBridge               ClearBridge               ClearBridge
                                            Variable Aggressive        Variable Dividend         Variable Dividend
                                            Growth Portfolio --      Strategy Portfolio --     Strategy Portfolio --
                                                 Class II                   Class I                  Class II
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(75,259)   $(103,574)      $1,886         $588     $(48,453)    $(37,209)
Net realized gain (loss) on investments      155,052      184,040      336,392      266,685      677,016      312,940
Change in unrealized appreciation
(depreciation) on investments             (1,043,203)     503,861     (879,805)     510,179   (1,651,733)   1,160,446
Capital gain distribution                    389,738      427,531      267,719           --      492,522           --
Increase (decrease) in net assets from
operations                                  (573,672)   1,011,858     (273,808)     777,452     (530,648)   1,436,177

From capital transactions (note 4):
Net premiums                                  66,857       35,261       11,066           --       26,943      102,158
Death benefits                               (27,817)    (515,019)      (5,507)     (16,479)     (48,502)    (179,689)
Surrenders                                  (795,355)    (584,541)    (716,861)    (568,953)  (1,057,014)    (557,423)
Administrative expenses                      (25,877)     (30,357)      (8,140)      (8,560)     (25,954)     (23,809)
Transfers between subaccounts
(including fixed account), net               349,028   (1,411,096)    (111,132)     (51,548)    (877,402)     802,462
Increase (decrease) in net assets from
capital transactions                        (433,164)  (2,505,752)    (830,574)    (645,540)  (1,981,929)     143,699
Increase (decrease) in net assets         (1,006,836)  (1,493,894)  (1,104,382)     131,912   (2,512,577)   1,579,876
Net assets at beginning of year            6,235,535    7,729,429    4,990,749    4,858,837    9,961,072    8,381,196
Net assets at end of year                 $5,228,699   $6,235,535   $3,886,367   $4,990,749   $7,448,495   $9,961,072

Change in units (note 5):
Units purchased                               48,187       11,614       17,676       17,377       35,987       89,201
Units redeemed                               (60,944)     (91,234)     (64,711)     (57,530)    (151,956)     (80,528)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (12,757)     (79,620)     (47,035)     (40,153)    (115,969)       8,673

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

   Legg Mason Partners
  Variable Equity Trust
       (continued)                                              MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------
       ClearBridge                   MFS(R)                    MFS(R)                    MFS(R)
Variable Large Cap Value         Investors Trust            New Discovery             Total Return
      Portfolio --              Series -- Service         Series -- Service         Series -- Service
         Class I                  Class Shares              Class Shares              Class Shares
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018           2017         2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $(15,234)      $(11,067)    $(64,013)    $(55,995)   $(223,344)   $(214,007)     $17,285     $118,821
    549,834        452,676      333,758      256,182      841,632      167,558    1,163,011    1,170,514
 (2,943,595)     1,030,284     (888,614)     651,866   (2,618,971)   2,784,673   (6,367,996)   1,909,747
    926,251        484,666      250,644      219,532    1,867,510      282,065    1,925,845    1,307,932
 (1,482,744)     1,956,559     (368,225)   1,071,585     (133,173)   3,020,289   (3,261,855)   4,507,014

      1,245         31,795        5,838        3,814        3,599        6,156       31,855       68,483
   (284,404)      (210,565)     (28,809)      11,173      (60,831)    (201,356)    (158,204)    (171,573)
 (1,814,575)    (1,476,188)    (735,505)    (510,643)  (1,566,284)  (1,285,210)  (3,940,065)  (4,161,033)
    (35,315)       (39,770)     (13,080)     (13,265)     (32,317)     (30,226)    (211,129)    (216,406)
   (639,559)     1,503,950      (49,852)      85,178   (1,710,249)     774,794   (1,370,462)  (1,378,510)
 (2,772,608)      (190,778)    (821,408)    (423,743)  (3,366,082)    (735,842)  (5,648,005)  (5,859,039)
 (4,255,352)     1,765,781   (1,189,633)     647,842   (3,499,255)   2,284,447   (8,909,860)  (1,352,025)
 16,990,116     15,224,335    5,956,739    5,308,897   14,585,459   12,301,012   46,828,140   48,180,165
$12,734,764    $16,990,116   $4,767,106   $5,956,739  $11,086,204  $14,585,459  $37,918,280  $46,828,140

     24,807        182,467       12,903       21,723      118,433       88,995      233,763      129,903
   (168,630)      (138,255)     (56,445)     (45,735)    (262,051)    (104,447)    (603,580)    (508,611)
   (143,823)        44,212      (43,542)     (24,012)    (143,618)     (15,452)    (369,817)    (378,708)



--------------------------
         MFS(R)
        Utilities
    Series -- Service
      Class Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(102,274)    $389,455
    239,861      418,144
   (281,271)   1,243,268
     54,427           --
    (89,257)   2,050,867

      4,286       24,104
    (84,203)     (42,976)
 (1,436,823)  (2,006,105)
    (41,462)     (47,969)
   (629,594)  (1,456,663)
 (2,187,796)  (3,529,609)
 (2,277,053)  (1,478,742)
 15,293,148   16,771,890
$13,016,095  $15,293,148

     10,684       27,487
    (93,386)    (164,056)
    (82,702)    (136,569)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Oppenheimer Variable
                                  MFS(R) Variable Insurance Trust II                Account Funds
                          --------------------------------------------------- -------------------------
                                   MFS(R)
                                Massachusetts                MFS(R)                  Oppenheimer
                           Investors Growth Stock       Strategic Income        Capital Appreciation
                            Portfolio -- Service      Portfolio -- Service           Fund/VA --
                                Class Shares              Class Shares           Non-Service Shares
                          ------------------------- ------------------------- -------------------------
                           Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                          December 31, December 31, December 31, December 31, December 31, December 31,
                              2018         2017         2018         2017         2018         2017
-------------------------------------------------------------------------------------------------------

Increase (decrease) in
net assets

From operations:
Net investment income
(expense)                   $(94,571)     $(92,319)      $653         $924      $(299,050)   $(332,282)
Net realized gain (loss)
on investments                282,513        1,211       (159)          95      1,292,426    1,188,652
Change in unrealized
appreciation
(depreciation)
on investments               (543,473)   1,512,665     (1,525)         380     (4,506,704)   3,023,815
Capital gain distribution     425,878      417,438         --           --      2,117,435    2,534,406
Increase (decrease) in
net assets from
operations                     70,347    1,838,995     (1,031)       1,399     (1,395,893)   6,414,591

From capital
transactions (note 4):
Net premiums                    5,767        8,798         --           --          1,987       11,158
Death benefits               (256,924)     (81,314)        --           --       (663,066)    (342,115)
Surrenders                 (1,711,868)    (739,082)    (2,204)      (5,175)    (3,951,979)  (3,253,998)
Administrative expenses       (18,242)     (16,747)      (149)        (178)       (28,446)     (31,691)
Transfers between
subaccounts (including
fixed account), net          (419,443)     (97,572)       370          596       (533,660)  (1,912,203)
Increase (decrease) in
net assets from capital
transactions               (2,400,710)    (925,917)    (1,983)      (4,757)    (5,175,164)  (5,528,849)
Increase (decrease) in
net assets                 (2,330,363)     913,078     (3,014)      (3,358)    (6,571,057)     885,742
Net assets at beginning
of year                     8,291,704    7,378,626     28,760       32,118     28,780,137   27,894,395
Net assets at end of year  $5,961,341   $8,291,704    $25,746      $28,760    $22,209,080  $28,780,137

Change in units (note 5):
Units purchased                12,846       33,120         62           57         12,084        5,208
Units redeemed               (190,748)    (112,359)      (249)        (486)      (109,242)    (106,837)
Net increase (decrease)
in units from capital
transactions with
contract owners              (177,902)     (79,239)      (187)        (429)       (97,158)    (101,629)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                         Oppenheimer Variable Account Funds (continued)
--------------------------------------------------------------------------------------------------------

       Oppenheimer                Oppenheimer               Oppenheimer               Oppenheimer
  Capital Appreciation       Conservative Balanced     Conservative Balanced       Discovery Mid Cap
       Fund/VA --                 Fund/VA --                Fund/VA --             Growth Fund/VA --
     Service Shares           Non-Service Shares          Service Shares          Non-Service Shares
---------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------


   $(68,461)     $(71,191)     $60,399      $66,096     $(34,020)    $(37,598)   $(323,370)   $(314,331)
    186,360       114,391      136,917      157,609      473,483      521,323    1,264,794    1,244,852
   (730,285)      538,823   (1,077,671)     606,417   (2,286,726)     946,247   (5,608,443)   2,326,532
    329,816       428,079      232,364           --      457,140           --    3,260,360    2,422,955
   (282,570)    1,010,102     (647,991)     830,122   (1,390,123)   1,429,972   (1,406,659)   5,680,008

     11,437         6,436           --        7,291       60,170       36,106       34,680       16,678
     11,180       (35,989)    (161,136)    (124,822)     (47,627)     (64,645)    (254,024)    (315,316)
   (571,812)     (232,869)    (983,393)  (1,380,602)  (2,672,796)  (2,414,448)  (2,958,036)  (2,797,724)
    (23,378)      (23,322)     (11,839)     (13,331)     (97,589)     (99,349)     (21,305)     (22,496)
    (25,395)     (464,541)     426,832      306,127      280,623     (132,811)    (140,714)    (416,772)
   (597,968)     (750,285)    (729,536)  (1,205,337)  (2,477,219)  (2,675,147)  (3,339,399)  (3,535,630)
   (880,538)      259,817   (1,377,527)    (375,215)  (3,867,342)  (1,245,175)  (4,746,058)   2,144,378
  4,645,339     4,385,522   10,782,737   11,157,952   20,762,052   22,007,227   24,386,550   22,242,172
 $3,764,801    $4,645,339   $9,405,210  $10,782,737  $16,894,710  $20,762,052  $19,640,492  $24,386,550

     22,456         6,612       29,831       30,020      175,578      135,423       19,031        6,409
    (48,946)      (41,938)     (47,391)     (56,930)    (409,349)    (389,005)     (77,008)     (81,144)
    (26,490)      (35,326)     (17,560)     (26,910)    (233,771)    (253,582)     (57,977)     (74,735)


--------------------------

       Oppenheimer
    Discovery Mid Cap
    Growth Fund/VA --
     Service Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(129,345)   $(113,477)
     40,993       92,196
 (1,755,094)     998,578
  1,186,865      753,459
   (656,581)   1,730,756

     43,352      148,366
    (61,552)    (132,938)
   (591,590)    (430,118)
    (40,222)     (36,691)
   (136,204)     553,568
   (786,216)     102,187
 (1,442,797)   1,832,943
  8,383,158    6,550,215
 $6,940,361   $8,383,158

     84,813       54,953
   (115,240)     (50,970)
    (30,427)       3,983

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Oppenheimer Variable Account Funds (continued)
                                         -------------------------------------------------------------------------------

                                                                          Oppenheimer                Oppenheimer
                                                Oppenheimer            Global Strategic              Main Street
                                             Global Fund/VA --         Income Fund/VA --             Fund/VA --
                                              Service Shares          Non-Service Shares           Service Shares
                                         ------------------------- ------------------------- ---------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2018         2017         2018         2017         2018          2017
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(647,252)   $(683,718)    $109,058      $34,573     $(989,594)    $(743,287)
Net realized gain (loss) on investments    7,383,293    4,116,053      (61,866)     (55,124)    4,531,072     5,512,937
Change in unrealized appreciation
(depreciation) on investments            (22,841,217)  19,355,389     (228,149)     196,897   (24,012,941)    8,775,146
Capital gain distribution                  6,251,962           --           --           --     9,089,198     1,903,483
Increase (decrease) in net assets from
operations                                (9,853,214)  22,787,724     (180,957)     176,346   (11,382,265)   15,448,279

From capital transactions (note 4):
Net premiums                                 615,469      144,413       51,500        2,615       229,227       164,551
Death benefits                              (230,259)    (331,356)     (99,110)     (52,229)     (237,638)     (340,920)
Surrenders                                (7,550,253)  (7,411,783)    (295,715)    (604,101)  (12,002,801)  (12,426,446)
Administrative expenses                     (492,101)    (476,847)      (4,321)      (5,352)     (937,409)     (868,817)
Transfers between subaccounts
(including fixed account), net            (8,775,343)   3,684,057     (126,116)      93,013    21,694,540    (4,788,412)
Increase (decrease) in net assets from
capital transactions                     (16,432,487)  (4,391,516)    (473,762)    (566,054)    8,745,919   (18,260,044)
Increase (decrease) in net assets        (26,285,701)  18,396,208     (654,719)    (389,708)   (2,636,346)   (2,811,765)
Net assets at beginning of year           85,383,189   66,986,981    3,410,317    3,800,025   109,415,610   112,227,375
Net assets at end of year                $59,097,488  $85,383,189   $2,755,598   $3,410,317  $106,779,264  $109,415,610

Change in units (note 5):
Units purchased                              690,357      871,234       15,553       31,617     2,016,238       423,949
Units redeemed                            (1,685,806)  (1,111,100)     (60,866)     (84,724)   (1,511,280)   (1,441,093)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (995,449)    (239,866)     (45,313)     (53,107)      504,958    (1,017,144)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  Oppenheimer Variable Account Funds (continued)
------------------------------------------------------

       Oppenheimer                 Oppenheimer
    Main Street Small             Total Return
    Cap Fund(R)/VA --            Bond Fund/VA --
     Service Shares            Non-Service Shares
------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31,
    2018           2017         2018         2017
------------------------------------------------------


  $(619,662)     $(474,876)    $164,421     $101,153
  3,002,414      3,014,408     (248,449)    (151,248)
(10,233,356)       278,650     (154,432)     360,851
  5,192,879      2,589,921           --           --
 (2,657,725)     5,408,103     (238,460)     310,756

     80,266        174,507        2,400       17,413
    (27,684)      (186,173)    (251,185)    (202,853)
 (3,989,002)    (4,894,685)  (1,376,890)    (963,441)
   (266,752)      (321,336)     (14,331)     (16,993)
 (9,901,518)    (6,493,821)     312,063       61,808
(14,104,690)   (11,721,508)  (1,327,943)  (1,104,066)
(16,762,415)    (6,313,405)  (1,566,403)    (793,310)
 44,261,008     50,574,413    9,660,219   10,453,529
$27,498,593    $44,261,008   $8,093,816   $9,660,219

    236,761        231,815       47,524       43,385
   (791,500)      (691,810)    (122,481)    (114,881)
   (554,739)      (459,995)     (74,957)     (71,496)

                       PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------
                                                          International
                                 High Yield              Bond Portfolio
        All Asset               Portfolio --         (U.S. Dollar Hedged) --
  Portfolio -- Advisor         Administrative            Administrative
      Class Shares              Class Shares              Class Shares
-----------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017
-----------------------------------------------------------------------------


    $93,125     $221,604   $1,467,377   $1,498,491      $(5,867)     $69,236
     (9,308)      19,516     (140,682)     284,987       11,214       58,734
   (539,026)     639,404   (3,166,751)     464,066         (219)     (96,164)
         --           --           --           --        7,042           --
   (455,209)     880,524   (1,840,056)   2,247,544       12,170       31,806

      3,040        3,034       64,221       73,428           30           81
     13,933      (70,011)     (46,414)    (485,905)      (2,563)    (290,652)
   (611,393)    (862,811)  (4,432,500)  (5,393,329)    (214,979)    (274,116)
    (26,071)     (30,226)    (268,111)    (259,843)      (4,436)      (4,943)
   (253,708)    (176,974)   3,168,368     (405,741)      62,576     (273,163)
   (874,199)  (1,136,988)  (1,514,436)  (6,471,390)    (159,372)    (842,793)
 (1,329,408)    (256,464)  (3,354,492)  (4,223,846)    (147,202)    (810,987)
  7,231,596    7,488,060   43,833,113   48,056,959    2,313,278    3,124,265
 $5,902,188   $7,231,596  $40,478,621  $43,833,113   $2,166,076   $2,313,278

     27,759      117,921      548,321      268,824        5,192        9,214
    (85,449)    (191,313)    (596,128)    (573,886)     (13,235)     (52,741)
    (57,690)     (73,392)     (47,807)    (305,062)      (8,043)     (43,527)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           PIMCO Variable Insurance Trust (continued)
                                         -------------------------------------------------------------------------------
                                                 Long-Term
                                              U.S. Government            Low Duration               Total Return
                                               Portfolio --              Portfolio --               Portfolio --
                                              Administrative            Administrative             Administrative
                                               Class Shares              Class Shares               Class Shares
                                         ------------------------- ------------------------- ---------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2018         2017         2018         2017         2018          2017
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $248,953     $189,249      $92,440    $(154,465)   $1,662,949      $843,104
Net realized gain (loss) on investments     (913,409)    (639,158)    (275,603)    (125,407)   (2,827,887)   (1,047,592)
Change in unrealized appreciation
(depreciation) on investments               (929,237)   2,975,978     (408,769)     121,643    (5,774,875)    7,643,842
Capital gain distribution                    169,237           --           --           --     2,037,138            --
Increase (decrease) in net assets from
operations                                (1,424,456)   2,526,069     (591,932)    (158,229)   (4,902,675)    7,439,354

From capital transactions (note 4):
Net premiums                                  89,593       88,521      160,522      136,256       207,043       413,251
Death benefits                               (32,692)     (63,689)     (63,302)     (70,852)     (393,995)     (950,526)
Surrenders                                (3,844,988)  (4,693,994)  (5,104,401)  (4,507,218)  (21,736,722)  (26,830,761)
Administrative expenses                     (242,679)    (222,110)    (346,181)    (334,125)   (1,326,988)   (1,493,680)
Transfers between subaccounts
(including fixed account), net             5,450,134      236,235    6,645,261    3,523,132   (25,603,661)   (3,989,359)
Increase (decrease) in net assets from
capital transactions                       1,419,368   (4,655,037)   1,291,899   (1,252,807)  (48,854,323)  (32,851,075)
Increase (decrease) in net assets             (5,088)  (2,128,968)     699,967   (1,411,036)  (53,756,998)  (25,411,721)
Net assets at beginning of year           34,651,477   36,780,445   43,445,835   44,856,871   219,063,072   244,474,793
Net assets at end of year                $34,646,389  $34,651,477  $44,145,802  $43,445,835  $165,306,074  $219,063,072

Change in units (note 5):
Units purchased                              714,459      292,452    1,249,700      628,267     1,570,047     1,175,575
Units redeemed                              (602,181)    (508,451)  (1,142,689)    (727,477)   (4,875,393)   (3,291,331)
Net increase (decrease) in units from
capital transactions with contract
owners                                       112,278     (215,999)     107,011      (99,210)   (3,305,346)   (2,115,756)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  Rydex Variable Trust                                State Street Variable Insurance Series Funds, Inc.
-------------------------  -----------------------------------------------------------------------------

                                                          Premier Growth              Real Estate
                                    Income                    Equity                  Securities
        NASDAQ --               V.I.S. Fund --            V.I.S. Fund --            V.I.S. Fund --
       100(R) Fund              Class 1 Shares            Class 1 Shares            Class 1 Shares
---------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------


   $(80,687)     $(86,237)    $100,883      $92,950    $(418,450)   $(361,084)    $380,649     $(10,603)
    432,561       319,429      (90,545)     (11,711)   1,080,172      959,616   (1,175,007)    (840,891)
   (684,435)      841,249     (543,978)     279,925   (5,109,267)   3,335,297   (3,054,175)   1,030,534
    214,254       424,026           --           --    3,572,415    3,010,676      548,280    2,060,173
   (118,307)    1,498,467     (533,640)     361,164     (875,130)   6,944,505   (3,300,253)   2,239,213

         --        22,273        4,826       48,584       16,332       50,283       42,601      211,814
     (3,853)      (43,677)    (137,293)    (280,898)    (199,265)    (217,202)    (123,673)    (228,458)
   (530,531)     (343,040)  (1,722,512)  (2,720,303)  (2,982,926)  (3,366,763)  (4,918,422)  (5,922,164)
    (19,058)      (18,065)     (51,574)     (55,543)     (70,386)     (68,741)    (215,957)    (235,531)
   (661,907)   (2,754,562)    (222,150)    (967,340)  (1,342,349)    (740,135)    (483,143)  (5,570,520)
 (1,215,349)   (3,137,071)  (2,128,703)  (3,975,500)  (4,578,594)  (4,342,558)  (5,698,594) (11,744,859)
 (1,333,656)   (1,638,604)  (2,662,343)  (3,614,336)  (5,453,724)   2,601,947   (8,998,847)  (9,505,646)
  5,426,910     7,065,514   18,444,784   22,059,120   30,373,968   27,772,021   49,403,902   58,909,548
 $4,093,254    $5,426,910  $15,782,441  $18,444,784  $24,920,244  $30,373,968  $40,405,055  $49,403,902

    100,461        24,366       53,793       52,776       24,869       24,820      314,213      167,958
   (172,357)     (339,345)    (204,310)    (313,281)    (204,620)    (224,756)    (455,029)    (473,923)
    (71,896)     (314,979)    (150,517)    (260,505)    (179,751)    (199,936)    (140,816)    (305,965)

----------------------------

        S&P 500(R)
           Index
      V.I.S. Fund --
      Class 1 Shares
---------------------------
 Year ended    Year ended
December 31,  December 31,
    2018          2017
---------------------------


    $218,877      $422,055
  10,877,487     9,199,814
 (28,541,135)   12,548,912
   9,449,465     5,367,168
  (7,995,306)   27,537,949

     374,711       946,443
  (1,679,369)   (1,722,398)
 (16,411,535)  (14,484,966)
    (335,760)     (336,916)
  (2,566,590)     (559,047)
 (20,618,543)  (16,156,884)
 (28,613,849)   11,381,065
 158,836,531   147,455,466
$130,222,682  $158,836,531

     227,466       243,805
    (855,095)     (838,113)
    (627,629)     (594,308)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                  State Street Variable Insurance Series Funds, Inc. (continued)
                                         ---------------------------------------------------------------------------------

                                             Small-Cap Equity             Total Return                Total Return
                                              V.I.S. Fund --             V.I.S. Fund --              V.I.S. Fund --
                                              Class 1 Shares             Class 1 Shares              Class 3 Shares
                                         ---------------------------------------------------------------------------------
                                          Year ended   Year ended   Year ended    Year ended    Year ended    Year ended
                                         December 31, December 31, December 31,  December 31,  December 31,  December 31,
                                             2018         2017         2018          2017          2018          2017
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(514,838)   $(539,787)   $4,074,338    $3,071,903     $(728,847)  $(1,843,927)
Net realized gain (loss) on investments      724,347      839,785    12,732,046    13,452,134    15,553,068    22,170,390
Change in unrealized appreciation
(depreciation) on investments             (7,359,690)     119,470  (239,009,728)   66,189,774  (163,129,738)   42,836,420
Capital gain distribution                  4,013,077    3,254,278   159,884,782    22,006,309   104,312,914    16,199,540
Increase (decrease) in net assets from
operations                                (3,137,104)   3,673,746   (62,318,562)  104,720,120   (43,992,603)   79,362,423

From capital transactions (note 4):
Net premiums                                  23,911       26,291     4,969,816     5,131,926     1,219,212     2,021,661
Death benefits                              (111,917)    (103,877)     (560,079)   (1,324,337)   (1,385,564)   (1,953,285)
Surrenders                                (3,253,886)  (4,065,159)  (56,496,478)  (44,882,263)  (87,264,644) (103,466,091)
Administrative expenses                      (88,691)     (92,063)     (381,159)     (412,054)   (3,067,425)   (3,209,328)
Transfers between subaccounts
(including fixed account), net            (2,228,195)  (1,125,756)   (5,540,533)   (4,274,636)  (14,030,212)  (25,267,443)
Increase (decrease) in net assets from
capital transactions                      (5,658,778)  (5,360,564)  (58,008,433)  (45,761,364) (104,528,633) (131,874,486)
Increase (decrease) in net assets         (8,795,882)  (1,686,818) (120,326,995)   58,958,756  (148,521,236)  (52,512,063)
Net assets at beginning of year           34,982,041   36,668,859   841,510,372   782,551,616   615,661,843   668,173,906
Net assets at end of year                $26,186,159  $34,982,041  $721,183,377  $841,510,372  $467,140,607  $615,661,843

Change in units (note 5):
Units purchased                               47,367       78,519     3,425,823     5,148,363     2,310,507     4,794,373
Units redeemed                              (206,226)    (244,197)   (6,564,934)   (7,679,043)  (10,245,080)  (15,176,150)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (158,859)    (165,678)   (3,139,111)   (2,530,680)   (7,934,573)  (10,381,777)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  State Street Variable
 Insurance Series Funds,
    Inc. (continued)                     The Alger Portfolios                             The Prudential Series Fund
------------------------- --------------------------------------------------- ---------------------------------------------------
                                                              Alger                   Jennison
       U.S. Equity             Alger Large Cap              Small Cap                20/20 Focus                Jennison
     V.I.S. Fund --          Growth Portfolio --       Growth Portfolio --          Portfolio --              Portfolio --
     Class 1 Shares           Class I-2 Shares          Class I-2 Shares           Class II Shares           Class II Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


  $(170,284)   $(185,526)   $(432,230)   $(399,412)   $(300,962)   $(280,757)    $(93,564)    $(90,934)    $(89,816)    $(75,691)
    780,546      829,053    1,563,183    1,196,748      510,941     (536,291)     519,319      642,170      412,707      293,457
 (3,395,008)     548,539   (5,132,052)   3,052,834     (632,555)   5,422,799     (769,924)     884,555     (404,187)   1,199,674
  1,915,201    2,763,690    4,601,589    2,536,803      754,262           --           --           --           --           --
   (869,545)   3,955,756      600,490    6,386,973      331,686    4,605,751     (344,169)   1,435,791      (81,296)   1,417,440

      2,251       18,696        2,127        9,728        3,715       33,506        1,092        3,176       19,007       82,191
    (29,757)    (110,206)    (382,321)    (323,016)    (355,788)    (294,102)      (1,417)       8,781      (94,605)     (69,551)
 (2,391,218)  (2,572,008)  (3,287,661)  (2,790,366)  (2,734,968)  (2,184,659)    (322,788)    (438,920)    (535,130)    (172,005)
    (63,256)     (62,777)     (37,130)     (36,448)     (30,986)     (29,248)     (20,601)     (20,674)     (28,004)     (24,997)
 (1,050,166)    (257,236)    (223,207)    (456,549)    (195,506)    (779,233)    (561,169)    (336,788)       8,295       69,942
 (3,532,146)  (2,983,531)  (3,928,192)  (3,596,651)  (3,313,533)  (3,253,736)    (904,883)    (784,425)    (630,437)    (114,420)
 (4,401,691)     972,225   (3,327,702)   2,790,322   (2,981,847)   1,352,015   (1,249,052)     651,366     (711,733)   1,303,020
 23,908,264   22,936,039   28,029,857   25,239,535   20,023,581   18,671,566    6,142,695    5,491,329    5,575,768    4,272,748
$19,506,573  $23,908,264  $24,702,155  $28,029,857  $17,041,734  $20,023,581   $4,893,643   $6,142,695   $4,864,035   $5,575,768

     36,194       53,888       27,811       44,416       43,064       28,056        5,048       17,351       11,231       32,260
   (197,624)    (195,439)    (167,611)    (187,592)    (168,912)    (184,120)     (31,500)     (46,585)     (28,883)     (36,779)
   (161,430)    (141,551)    (139,800)    (143,176)    (125,848)    (156,064)     (26,452)     (29,234)     (17,652)      (4,519)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                            The Prudential Series Fund (continued)
                                         -----------------------------------------------------------------------------
                                                                                                        SP
                                                                              SP                    Prudential
                                                  Natural                International             U.S. Emerging
                                                 Resources                  Growth                    Growth
                                               Portfolio --              Portfolio --              Portfolio --
                                              Class II Shares           Class II Shares           Class II Shares
                                         -----------------------------------------------------------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(587,092)   $(527,163)      $(9)        $(17)        $(279)       $(257)
Net realized gain (loss) on investments      (79,944)    (783,024)       64           (9)          381          337
Change in unrealized appreciation
(depreciation) on investments             (6,820,702)   1,545,754       (94)         356        (1,770)       2,915
Capital gain distribution                         --           --        --           --            --           --
Increase (decrease) in net assets from
operations                                (7,487,738)     235,567       (39)         330        (1,668)       2,995

From capital transactions (note 4):
Net premiums                                  68,243      123,962        --           --            --           --
Death benefits                               (67,348)     (57,502)       --           --            --           --
Surrenders                                (3,585,221)  (3,502,431)     (677)        (650)         (406)        (366)
Administrative expenses                     (314,971)    (267,420)       (4)          (4)          (28)         (27)
Transfers between subaccounts
(including fixed account), net             9,867,285   13,003,328        (1)          --            --           (1)
Increase (decrease) in net assets from
capital transactions                       5,967,988    9,299,937      (682)        (654)         (434)        (394)
Increase (decrease) in net assets         (1,519,750)   9,535,504      (721)        (324)       (2,102)       2,601
Net assets at beginning of year           34,397,478   24,861,974       891        1,215        17,575       14,974
Net assets at end of year                $32,877,728  $34,397,478      $170         $891       $15,473      $17,575

Change in units (note 5):
Units purchased                            2,811,860    2,935,533        --           --            --           --
Units redeemed                            (1,811,912)  (1,345,077)      (49)         (52)          (18)         (15)
Net increase (decrease) in units from
capital transactions with contract
owners                                       999,948    1,590,456       (49)         (52)          (18)         (15)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Wells Fargo Variable Trust
                           --------------------------

                                  Wells Fargo
                                   VT Omega
                                    Growth
                                    Fund --
                                    Class 2
                           --------------------------
                            Year ended    Year ended
                           December 31,  December 31,
                               2018          2017
                           --------------------------


                             $(123,070)     $(70,731)
                               206,865        (2,811)
                              (914,057)    1,203,777
                               821,699        75,637
                                (8,563)    1,205,872

                                38,088        13,010
                              (191,902)       (1,922)
                              (578,589)     (461,238)
                               (39,696)      (21,818)
                              (353,941)    4,937,864
                            (1,126,040)    4,465,896
                            (1,134,603)    5,671,768
                             8,030,255     2,358,487
                            $6,895,652    $8,030,255

                                 9,388       217,858
                               (50,098)      (26,669)
                               (40,710)      191,189

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2018

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide, pursuant to which, subject to the terms and conditions set forth therein, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of Asia Pacific Insurance (the "Merger"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately $2.7 billion, or $5.43 per share in cash.

   At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement. The closing of the transaction remains subject to other conditions and approvals.

   GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

   GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   GLAIC is a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. GLAIC operates through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. GLAIC's principal products in its U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of GLAIC's offerings for traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

  . Runoff. GLAIC's Runoff segment includes the results of non-strategic products that are no longer actively sold. GLAIC's non-strategic products primarily include its variable annuities, variable life insurance, group variable annuities offered through retirement plans and funding agreements. Most of GLAIC's variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. GLAIC no longer offers retail and group variable annuities but continues to accept purchase payments on and service its existing block of business. GLAIC also no longer offers variable life insurance policies but it continues to service existing policies.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   GLAIC also has Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

   GLAIC does business in Bermuda, the District of Columbia and all states, except New York.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On August 17, 2018, Federated Insurance Series -- Federated Managed Tail Risk Fund II -- Primary Shares was liquidated, and the cash was reinvested in Federated Insurance Series -- Federated Managed Volatility Fund II -- Primary Shares.

   On July 30, 2018, PIMCO Variable Insurance Trust -- Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares changed its name to PIMCO Variable Insurance Trust -- International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares.

   On June 29, 2018, Deutsche Variable Series I -- Deutsche Capital Growth VIP -- Class B Shares changed its name to Deutsche DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares.

   On June 29, 2018, Deutsche Variable Series II -- Deutsche CROCI(R) U.S. VIP -- Class B Shares changed its name to Deutsche DWS Variable Series II -- DWS CROCI(R) U.S. VIP -- Class B Shares.

   On June 29, 2018, Deutsche Variable Series II -- Deutsche Small Mid Cap Value VIP -- Class B Shares changed its name to Deutsche DWS Variable Series II -- DWS Small Mid Cap Value VIP -- Class B Shares.

   On May 1, 2018, Columbia Funds Variable Series Trust II -- Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1 changed its name to Columbia Funds Variable Series Trust II -- CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   On May 1, 2018, Columbia Funds Variable Series Trust II -- Columbia Variable Portfolio -- Select International Equity Fund -- Class 2 changed its name to Columbia Funds Variable Series Trust II -- Columbia Variable Portfolio -- Overseas Core Fund -- Class 2.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Value Opportunities V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Flexible Bond Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Flexible Bond Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Technology Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Technology Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Service Shares.

   On May 19, 2017, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   On May 1, 2017, Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares changed its name to Dreyfus -- The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares.

   On April 28, 2017, Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche CROCI(R) U.S. VIP -- Class B Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Research Portfolio -- Institutional Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Institutional Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Service Shares changed its name to Janus Aspen Series -- Research Portfolio -- Service Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Service Shares.

   On April 28, 2017, Oppenheimer Variable Account Funds -- Oppenheimer Core Bond Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares.

   On April 28, 2017, State Street Variable Insurance Series Funds, Inc. -- Core Value Equity V.I.S. Fund -- Class 1 Shares was liquidated, and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund -- Service Shares.

   As of December 31, 2018, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Series I shares, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Managed Volatility Fund -- Series I shares, and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available as an investment options under the contract, but not shown on the statements as there was no activity from January 1, 2017 through December 31, 2018.

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2017 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2018. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   Valuation Inputs: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2018, and there were no transfers between the levels during 2018.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (e) Payments During Annuitization

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (f) Subsequent Events

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2018 were:

                                      Cost of     Proceeds
                                       Shares       from
Fund/Portfolio                        Acquired   Shares Sold
--------------                       ----------- -----------
AB Variable Products Series Fund,
  Inc.
   AB Balanced Wealth Strategy
     Portfolio -- Class B........... $ 1,735,608 $ 2,724,417
   AB Global Thematic Growth
     Portfolio -- Class B...........     240,010   2,981,982
   AB Growth and Income Portfolio
     -- Class B.....................  11,857,485   8,314,051
   AB International Value
     Portfolio -- Class B...........   8,869,027   8,878,667
   AB Large Cap Growth Portfolio
     -- Class B.....................   6,738,431   5,139,140
   AB Small Cap Growth Portfolio
     -- Class B.....................   9,144,262   2,500,605
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
   Invesco V.I. American Franchise
     Fund -- Series I shares........   2,788,035   8,685,140
   Invesco V.I. American Franchise
     Fund -- Series II shares.......     464,071   1,039,130
   Invesco V.I. Comstock Fund --
     Series II shares...............   3,997,413   5,448,309
   Invesco V.I. Core Equity Fund
     -- Series I shares.............  44,038,738  25,130,013
   Invesco V.I. Equity and Income
     Fund -- Series II shares.......   3,938,489   4,875,052
   Invesco V.I. Global Real Estate
     Fund -- Series II shares.......      39,428      50,599
   Invesco V.I. Government
     Securities Fund -- Series I
     shares.........................         383       3,078
   Invesco V.I. International
     Growth Fund -- Series II
     shares.........................  10,049,690  12,091,796
   Invesco V.I. Technology Fund --
     Series I shares................      60,000      29,032
   Invesco V.I. Value
     Opportunities Fund -- Series
     II shares......................     726,964     946,878
American Century Variable
  Portfolios II, Inc.
   VP Inflation Protection Fund --
     Class II.......................  12,765,286  11,630,483
American Century Variable
  Portfolios, Inc.
   VP Income & Growth Fund --
     Class I........................     114,883     312,559
   VP International Fund -- Class I.     132,696     109,288
   VP Ultra(R) Fund -- Class I......      14,793      15,736
   VP Value Fund -- Class I.........       1,973       6,182
BlackRock Variable Series Funds,
  Inc.
   BlackRock Advantage U.S. Total
     Market V.I. Fund -- Class III
     Shares.........................     860,870     763,715
   BlackRock Basic Value V.I. Fund
     -- Class III Shares............   7,516,386   9,479,927
   BlackRock Global Allocation
     V.I. Fund -- Class III Shares..  23,183,076  54,125,381
   BlackRock Large Cap Focus
     Growth V.I. Fund -- Class III
     Shares.........................   2,180,757   1,076,995
Columbia Funds Variable Series
  Trust II
   CTIVP/SM/ -- Loomis Sayles
     Growth Fund -- Class 1.........   5,865,612  33,026,189
   Columbia Variable Portfolio --
     Overseas Core Fund -- Class 2..   1,629,718   3,247,633
Deutsche DWS Variable Series I
   DWS Capital Growth VIP --
     Class B Shares.................       1,010         255
Deutsche DWS Variable Series II
   DWS CROCI(R) U.S. VIP --
     Class B Shares.................       9,037       6,002
   DWS Small Mid Cap Value VIP --
     Class B Shares.................       3,201       1,180
Dreyfus
   Dreyfus Investment Portfolios
     MidCap Stock Portfolio --
     Initial Shares.................      13,063       7,284
   Dreyfus Variable Investment
     Fund -- Government Money
     Market Portfolio...............   1,346,372   1,301,575
   The Dreyfus Sustainable U.S.
     Equity Portfolio, Inc. --
     Initial Shares.................   1,316,168     229,252

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                     Cost of     Proceeds
                                      Shares       from
Fund/Portfolio                       Acquired   Shares Sold
--------------                     ------------ ------------
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund... $ 29,088,189 $ 18,700,449
Federated Insurance Series
   Federated High Income Bond
     Fund II -- Primary Shares....    1,063,431    2,631,774
   Federated High Income Bond
     Fund II -- Service Shares....    1,239,064    2,548,199
   Federated Kaufmann Fund II --
     Service Shares...............    2,140,217    3,954,058
   Federated Managed Tail Risk
     Fund II -- Primary Shares....      215,556    5,106,849
   Federated Managed Volatility
     Fund II -- Primary Shares....    5,281,952    1,445,699
Fidelity(R) Variable Insurance
  Products Fund
   VIP Asset Manager/SM/
     Portfolio -- Initial Class...    2,569,799    6,084,971
   VIP Asset Manager/SM/
     Portfolio -- Service Class 2.      478,829    1,038,840
   VIP Balanced Portfolio --
     Service Class 2..............   10,081,018   14,845,113
   VIP Contrafund(R) Portfolio
     -- Initial Class.............   12,457,516   16,786,818
   VIP Contrafund(R) Portfolio
     -- Service Class 2...........   24,537,319   60,041,868
   VIP Dynamic Capital
     Appreciation Portfolio --
     Service Class 2..............      380,068      802,434
   VIP Equity-Income Portfolio
     -- Initial Class.............    7,126,764   12,815,699
   VIP Equity-Income Portfolio
     -- Service Class 2...........   12,148,002   18,044,920
   VIP Growth & Income Portfolio
     -- Initial Class.............    2,067,765    3,248,744
   VIP Growth & Income Portfolio
     -- Service Class 2...........    5,841,563    9,362,702
   VIP Growth Opportunities
     Portfolio -- Initial Class...    2,122,927    2,561,114
   VIP Growth Opportunities
     Portfolio -- Service Class 2.    4,189,646    1,159,255
   VIP Growth Portfolio --
     Initial Class................   10,585,018   10,409,080
   VIP Growth Portfolio --
     Service Class 2..............    4,904,767    4,659,925
   VIP Investment Grade Bond
     Portfolio -- Service Class 2.   15,999,647   57,235,150
   VIP Mid Cap Portfolio --
     Initial Class................        1,261        3,133
   VIP Mid Cap Portfolio --
     Service Class 2..............   21,636,790   29,457,377
   VIP Overseas Portfolio --
     Initial Class................      991,070    2,951,822
   VIP Value Strategies
     Portfolio -- Service Class 2.      334,122      411,876
Franklin Templeton Variable
  Insurance Products Trust
   Franklin Founding Funds
     Allocation VIP Fund --
     Class 2 Shares...............    6,400,091   14,442,748
   Franklin Income VIP Fund --
     Class 2 Shares...............   22,158,003   62,116,693
   Franklin Large Cap Growth VIP
     Fund -- Class 2 Shares.......       16,967       17,998
   Franklin Mutual Shares VIP
     Fund -- Class 2 Shares.......    1,446,141    3,241,876
   Templeton Foreign VIP Fund --
     Class 1 Shares...............      968,637    1,722,224
   Templeton Foreign VIP Fund --
     Class 2 Shares...............      105,179      107,545
   Templeton Global Bond VIP
     Fund -- Class 1 Shares.......      205,705      737,806
   Templeton Growth VIP Fund --
     Class 2 Shares...............    2,437,692    4,145,936
Goldman Sachs Variable Insurance
  Trust
   Goldman Sachs Government
     Money Market Fund --
     Service Shares...............  164,433,249  163,210,799
   Goldman Sachs Large Cap Value
     Fund -- Institutional Shares.      778,826    1,432,242
   Goldman Sachs Mid Cap Value
     Fund -- Institutional Shares.    4,977,016    6,824,334
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core
     Bond Portfolio -- Class 1....      430,380    1,076,347
   JPMorgan Insurance Trust Mid
     Cap Value Portfolio --
     Class 1......................      149,595       61,211
   JPMorgan Insurance Trust
     Small Cap Core Portfolio --
     Class 1......................       43,862      144,643
   JPMorgan Insurance Trust U.S.
     Equity Portfolio -- Class 1..      698,025      301,439

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Cost of     Proceeds
                                  Shares       from
Fund/Portfolio                   Acquired   Shares Sold
--------------                  ----------- -----------
Janus Aspen Series
   Janus Henderson Balanced
     Portfolio --
     Institutional Shares...... $ 6,402,239 $13,503,103
   Janus Henderson Balanced
     Portfolio -- Service
     Shares....................  11,739,472  22,556,207
   Janus Henderson Enterprise
     Portfolio --
     Institutional Shares......   3,568,108   8,967,412
   Janus Henderson Enterprise
     Portfolio -- Service
     Shares....................     456,500     770,604
   Janus Henderson Flexible
     Bond Portfolio --
     Institutional Shares......   1,452,702   3,237,021
   Janus Henderson Forty
     Portfolio --
     Institutional Shares......   6,068,632   6,112,202
   Janus Henderson Forty
     Portfolio -- Service
     Shares....................   2,575,569   2,898,118
   Janus Henderson Global
     Research Portfolio --
     Institutional Shares......     787,915   6,487,936
   Janus Henderson Global
     Research Portfolio --
     Service Shares............     160,204     911,856
   Janus Henderson Global
     Technology Portfolio --
     Service Shares............   1,836,378   2,593,902
   Janus Henderson Overseas
     Portfolio --
     Institutional Shares......   1,537,369   3,238,459
   Janus Henderson Overseas
     Portfolio -- Service
     Shares....................     143,371     330,407
   Janus Henderson Research
     Portfolio --
     Institutional Shares......   2,985,746   8,215,088
   Janus Henderson Research
     Portfolio -- Service
     Shares....................     216,177     869,846
Legg Mason Partners Variable
  Equity Trust
   ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class II.....   1,963,991   2,082,666
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class I......     657,739   1,216,607
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class II.....   1,212,245   2,746,975
   ClearBridge Variable Large
     Cap Value Portfolio --
     Class I...................   1,636,647   3,527,329
MFS(R) Variable Insurance
  Trust
   MFS(R) Investors Trust
     Series -- Service
     Class Shares..............     588,726   1,222,920
   MFS(R) New Discovery
     Series -- Service
     Class Shares..............   4,369,905   6,075,923
   MFS(R) Total Return Series
     -- Service Class Shares...   6,746,099  10,444,733
   MFS(R) Utilities Series --
     Service Class Shares......     453,033   2,687,058
MFS(R) Variable Insurance
  Trust II
   MFS(R) Massachusetts
     Investors Growth Stock
     Portfolio -- Service
     Class Shares..............     621,949   2,690,889
   MFS(R) Strategic Income
     Portfolio -- Service
     Class Shares..............       1,739       3,068
Oppenheimer Variable Account
  Funds
   Oppenheimer Capital
     Appreciation Fund/VA --
     Non-Service Shares........   2,665,052   6,019,702
   Oppenheimer Capital
     Appreciation Fund/VA --
     Service Shares............     798,525   1,146,399
   Oppenheimer Conservative
     Balanced Fund/VA --
     Non-Service Shares........   1,247,976   1,742,888
   Oppenheimer Conservative
     Balanced Fund/VA --
     Service Shares............   2,748,010   4,743,319
   Oppenheimer Discovery Mid
     Cap Growth Fund/VA --
     Non-Service Shares........   3,848,811   4,248,890
   Oppenheimer Discovery Mid
     Cap Growth Fund/VA --
     Service Shares............   3,578,935   3,306,893
   Oppenheimer Global Fund/VA
     -- Service Shares.........  24,119,241  34,943,717
   Oppenheimer Global
     Strategic Income Fund/VA
     -- Non-Service Shares.....     317,353     689,655
   Oppenheimer Main Street
     Fund/VA -- Service Shares.  45,886,373  29,241,842
   Oppenheimer Main Street
     Small Cap Fund(R)/VA --
     Service Shares............  10,379,273  19,971,186
   Oppenheimer Total Return
     Bond Fund/VA --
     Non-Service Shares........   1,289,023   2,445,752
PIMCO Variable Insurance Trust
   All Asset Portfolio --
     Advisor Class Shares......     591,500   1,371,264
   High Yield Portfolio --
     Administrative
     Class Shares..............  11,483,854  11,459,494
   International Bond
     Portfolio (U.S. Dollar
     Hedged) --
     Administrative
     Class Shares..............     136,774     295,867
   Long-Term U.S. Government
     Portfolio --
     Administrative
     Class Shares..............  13,107,802  11,099,644
   Low Duration Portfolio --
     Administrative
     Class Shares..............  15,116,642  13,649,915
   Total Return Portfolio --
     Administrative
     Class Shares..............  30,185,985  74,733,542

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------            ------------ ------------
Rydex Variable Trust
   NASDAQ -- 100(R) Fund. $  1,702,356 $  2,701,072
State Street Variable
  Insurance Series
  Funds, Inc.
   Income V.I.S. Fund --
     Class 1 Shares......    1,089,814    3,102,997
   Premier Growth Equity
     V.I.S. Fund --
     Class 1 Shares......    4,206,476    5,595,880
   Real Estate
     Securities V.I.S.
     Fund -- Class 1
     Shares..............    8,163,597   12,913,366
   S&P 500(R) Index
     V.I.S. Fund --
     Class 1 Shares......   17,890,993   28,937,439
   Small-Cap Equity
     V.I.S. Fund --
     Class 1 Shares......    5,426,561    7,559,675
   Total Return V.I.S.
     Fund -- Class 1
     Shares..............  237,132,153  130,908,204
   Total Return V.I.S.
     Fund -- Class 3
     Shares..............  144,793,723  145,856,783
   U.S. Equity V.I.S.
     Fund -- Class 1
     Shares..............    2,859,025    4,641,235
The Alger Portfolios
   Alger Large Cap
     Growth Portfolio --
     Class I-2 Shares....    5,537,918    5,270,599
   Alger Small Cap
     Growth Portfolio --
     Class I-2 Shares....    1,897,998    4,756,928
The Prudential Series
  Fund
   Jennison 20/20 Focus
     Portfolio --
     Class II Shares.....      109,154    1,108,940
   Jennison Portfolio --
     Class II Shares.....      419,655    1,139,379
   Natural Resources
     Portfolio --
     Class II Shares.....   17,894,271   12,573,499
   SP International
     Growth Portfolio --
     Class II Shares.....           --          690
   SP Prudential U.S.
     Emerging Growth
     Portfolio --
     Class II Shares.....           --          713
Wells Fargo Variable
  Trust
   Wells Fargo VT Omega
     Growth Fund --
     Class 2.............    1,078,683    1,515,214

(4)Related Party Transactions

  (a) GLAIC

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 Mortality and Expense Risk Charge      0.40% -- 2.40% of the daily value of
 (including benefit rider options)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 Administrative Charge                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 Annual Administrative Charge           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 Surrender Charge                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (c) Bonus Credit

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2018 and 2017 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2018, 2017, 2016, 2015, and 2014 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2018 and were available to contract owners during 2018.

                                    Expense as a                             Net   Investment
                                    % of Average                            Assets   Income
                                   Net Assets (1)   Units      Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------ ---------- --------------------
AB Variable Products Series Fund,
  Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2018........................... 1.45% to 2.55%    988,327 13.03 to 11.47 12,203   1.64%     (7.77)% to  (8.81)%
   2017........................... 1.45% to 2.55%  1,140,590 14.13 to 12.58 15,309   1.79%      13.95% to   12.68%
   2016........................... 1.45% to 2.55%  1,323,222 12.40 to 11.17 15,601   1.65%       2.93% to    1.79%
   2015........................... 1.45% to 2.55%  1,408,677 12.05 to 10.97 16,209   1.96%     (0.17)% to  (1.29)%
   2014........................... 1.45% to 2.55%  1,625,670 12.07 to 11.11 18,777   2.40%       5.56% to    4.38%
 AB Global Thematic Growth
   Portfolio -- Class B
   2018........................... 1.45% to 2.10%    108,308 19.94 to 13.16  1,988   0.00%    (11.30)% to (11.88)%
   2017........................... 1.45% to 2.10%    235,133 22.48 to 14.93  5,051   0.30%      34.33% to   33.45%
   2016........................... 1.45% to 2.10%    140,451 16.74 to 11.19  2,138   0.00%     (2.31)% to  (2.95)%
   2015........................... 1.45% to 2.10%    167,574 17.13 to 11.53  2,623   0.00%       1.16% to    0.49%
   2014........................... 1.45% to 2.10%    197,638 16.94 to 11.47  3,039   0.00%       3.29% to    2.61%
 AB Growth and Income
   Portfolio -- Class B
   2018........................... 1.15% to 2.30%  1,812,252 27.39 to 17.62 40,557   0.72%     (6.93)% to  (8.02)%
   2017........................... 1.15% to 2.30%  1,853,902 29.43 to 19.16 44,847   1.25%      17.24% to   15.88%
   2016........................... 1.15% to 2.30%  2,080,048 25.10 to 16.53 43,003   0.82%       9.79% to    8.52%
   2015........................... 1.15% to 2.30%  2,375,736 22.86 to 15.23 45,113   1.17%       0.26% to  (0.91)%
   2014........................... 1.15% to 2.30%  2,777,191 22.81 to 15.37 52,841   1.09%       8.03% to    6.78%
 AB International Value
   Portfolio -- Class B
   2018........................... 1.45% to 2.55%  4,300,130  9.66 to  5.00 28,780   1.12%    (24.10)% to (24.95)%
   2017........................... 1.45% to 2.55%  4,197,680 12.73 to  6.67 37,401   1.46%      23.29% to   21.92%
   2016........................... 1.45% to 2.55% 10,519,424 10.33 to  5.47 72,814   1.23%     (2.23)% to  (3.32)%
   2015........................... 1.45% to 2.55%  8,467,988 10.56 to  5.66 62,126   2.23%       0.92% to  (0.21)%
   2014........................... 1.45% to 2.55%  7,965,572 10.47 to  5.67 58,385   3.64%     (7.82)% to  (8.85)%
 AB Large Cap Growth
   Portfolio -- Class B
   2018........................... 1.45% to 2.30%  1,085,426 31.48 to 22.12 21,750   0.00%       0.83% to  (0.04)%
   2017........................... 1.45% to 2.30%  1,136,185 31.22 to 22.13 22,320   0.00%      29.77% to   28.65%
   2016........................... 1.45% to 2.30%  1,256,372 24.06 to 17.20 18,786   0.00%       0.87% to    0.01%
   2015........................... 1.45% to 2.30%  2,063,012 23.85 to 17.20 28,077   0.00%       9.25% to    8.31%
   2014........................... 1.45% to 2.30%  1,082,171 21.83 to 15.88 12,849   0.00%      12.19% to   11.22%
 AB Small Cap Growth
   Portfolio -- Class B
   2018........................... 1.45% to 1.95%    555,831 22.28 to 20.89 12,265   0.00%     (2.55)% to  (3.05)%
   2017........................... 1.45% to 1.95%    291,390 22.86 to 21.54  6,564   0.00%      31.85% to   31.18%
   2016........................... 1.45% to 1.95%    328,225 17.34 to 16.42  5,646   0.00%       4.68% to    4.15%
   2015........................... 1.45% to 1.95%    396,581 16.56 to 15.77  6,566   0.00%     (2.96)% to  (3.45)%
   2014........................... 1.45% to 2.55%  2,301,358 17.07 to 15.66 37,496   0.00%     (3.50)% to  (4.57)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2018........................... 0.75% to 1.85%   866,472 18.57 to 17.03 15,185   0.00%     (4.35)% to  (5.42)%
   2017........................... 0.75% to 1.85% 1,218,749 19.41 to 18.01 22,478   0.13%      26.39% to   24.99%
   2016........................... 0.75% to 1.85%   466,844 15.36 to 14.41  6,856   0.00%       1.50% to    0.38%
   2015........................... 0.75% to 1.85%   519,555 15.13 to 14.35  7,577   0.00%       4.22% to    3.06%
   2014........................... 0.75% to 1.85%   587,760 14.52 to 13.92  8,291   0.04%       7.63% to    6.43%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2018........................... 1.45% to 2.20%   195,429 27.62 to 21.47  4,468   0.00%     (5.29)% to  (6.02)%
   2017........................... 1.45% to 2.20%   225,446 29.16 to 22.85  5,477   0.00%      25.19% to   24.24%
   2016........................... 1.45% to 2.20%   239,707 23.29 to 18.39  4,637   0.00%       0.54% to  (0.22)%
   2015........................... 1.45% to 2.20%   270,543 23.17 to 18.43  5,215   0.00%       3.23% to    2.45%
   2014........................... 1.45% to 2.20%   317,356 22.44 to 17.99  5,960   0.00%       6.60% to    5.79%
 Invesco V.I. Comstock Fund --
   Series II shares
   2018........................... 1.45% to 2.35% 1,030,378 25.88 to 14.86 21,926   1.38%    (13.64)% to (14.44)%
   2017........................... 1.45% to 2.35% 1,174,635 29.96 to 17.37 29,341   1.25%      15.88% to   14.82%
   2016........................... 1.45% to 2.55% 4,807,059 25.86 to 13.03 85,076   1.87%      15.30% to   14.01%
   2015........................... 1.45% to 2.30% 1,605,895 22.43 to 14.58 30,095   1.59%     (7.55)% to  (8.35)%
   2014........................... 1.45% to 2.30% 1,923,510 24.26 to 15.91 39,308   1.08%       7.52% to    6.59%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2018........................... 0.75% to 2.55% 6,673,943 15.53 to 12.40 95,333   1.00%    (10.08)% to (11.72)%
   2017........................... 0.75% to 2.55% 5,857,135 17.27 to 14.05 94,251   1.04%      12.33% to   10.30%
   2016........................... 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252   1.18%       9.44% to    7.46%
   2015........................... 0.75% to 2.30%   591,932 14.05 to 13.87  8,765   0.98%     (6.48)% to  (7.94)%
   2014........................... 0.75% to 2.30%   783,326 15.02 to 15.06 12,532   0.94%       7.34% to    5.66%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2018........................... 1.45% to 2.55% 1,245,249 14.86 to 13.04 17,577   1.95%    (11.04)% to (12.04)%
   2017........................... 1.45% to 2.55% 1,360,722 16.71 to 14.82 21,684   1.47%       9.18% to    7.96%
   2016........................... 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635   1.65%      13.18% to   11.92%
   2015........................... 1.45% to 2.55% 1,563,826 13.52 to 12.27 20,334   2.27%     (4.00)% to  (5.07)%
   2014........................... 1.45% to 2.55% 1,679,031 14.08 to 12.92 22,827   1.56%       7.19% to    5.99%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2018........................... 1.45% to 2.20%    15,073 15.97 to  8.62    202   3.68%     (7.70)% to  (8.41)%
   2017........................... 1.45% to 2.20%    16,404 17.30 to  9.41    239   2.98%      11.10% to   10.26%
   2016........................... 1.45% to 2.20%    19,385 15.57 to  8.54    257   1.32%       0.35% to  (0.42)%
   2015........................... 1.45% to 2.20%    21,397 15.52 to  8.57    285   3.34%     (3.17)% to  (3.91)%
   2014........................... 1.45% to 2.20%    24,081 16.02 to  8.92    331   0.96%      12.69% to   11.83%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Government
   Securities Fund --
   Series I shares
   2018............................ 0.75% to 0.75%       166 17.11 to 17.11      3   1.69%     (0.20)% to  (0.20)%
   2017............................ 0.75% to 0.75%       327 17.14 to 17.14      6   2.16%       1.19% to    1.19%
   2016............................ 0.75% to 0.75%       292 16.94 to 16.94      5   2.05%       0.47% to    0.47%
   2015............................ 0.75% to 0.75%       274 16.86 to 16.86      5   1.90%     (0.41)% to  (0.41)%
   2014............................ 0.75% to 0.75%       259 16.93 to 16.93      4   3.22%       3.36% to    3.36%
 Invesco V.I. International Growth
   Fund -- Series II shares 2018    1.45% to 2.55% 3,440,133 17.28 to  9.01 40,942   1.79%    (16.44)% to (17.38)%
   2017............................ 1.45% to 2.55% 3,619,926 20.68 to 10.91 51,647   1.33%      20.95% to   19.61%
   2016............................ 1.45% to 2.55% 3,015,316 17.10 to  9.12 36,773   0.88%     (2.13)% to  (3.22)%
   2015............................ 1.45% to 2.55% 5,404,615 17.47 to  9.42 64,412   1.43%     (4.03)% to  (5.10)%
   2014............................ 1.45% to 2.55% 4,091,537 18.20 to  9.93 52,852   1.35%     (1.36)% to  (2.46)%
 Invesco V.I. Technology Fund --
   Series I shares
   2018............................ 0.75% to 0.75%     4,514  7.24 to  7.24     33   0.00%     (1.20)% to  (1.20)%
   2017............................ 0.75% to 0.75%         0  7.33 to  7.33      0   0.00%      34.12% to   34.12%
   2016............................ 0.75% to 0.75%         0  5.47 to  5.47      0   0.00%     (1.50)% to  (1.50)%
   2015............................ 0.75% to 0.75%       308  5.55 to  5.55      2   0.00%       6.01% to    6.01%
   2014............................ 0.75% to 0.75%       324  5.24 to  5.24      2   0.00%      10.22% to   10.22%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2018............................ 1.45% to 2.30%   236,200 16.92 to 10.83  3,821   0.00%    (20.53)% to (21.22)%
   2017............................ 1.45% to 2.30%   268,667 21.29 to 13.75  5,482   0.01%      15.53% to   14.54%
   2016............................ 1.45% to 2.30%   328,828 18.43 to 12.00  5,793   0.08%      16.22% to   15.22%
   2015............................ 1.45% to 2.30%   377,784 15.86 to 10.42  5,705   2.26%    (11.95)% to (12.71)%
   2014............................ 1.45% to 2.30%   427,066 18.01 to 11.93  7,297   1.14%       4.84% to    3.94%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2018............................ 1.45% to 2.55% 3,189,074 12.16 to 10.51 36,387   2.83%     (4.24)% to  (5.31)%
   2017............................ 1.45% to 2.55% 3,146,747 12.70 to 11.10 37,615   2.57%       2.17% to    1.04%
   2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576   1.66%       2.88% to    1.73%
   2015............................ 1.45% to 2.55% 1,534,053 12.08 to 10.80 17,704   3.44%     (3.88)% to  (4.96)%
   2014............................ 1.45% to 2.55% 5,713,250 12.57 to 11.36 68,266   1.29%       1.80% to    0.67%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2018............................ 1.45% to 2.20%    16,983 26.34 to 13.89    328   1.89%     (8.23)% to  (8.93)%
   2017............................ 1.45% to 2.20%    28,631 28.70 to 15.26    589   2.30%      18.74% to   17.84%
   2016............................ 1.45% to 2.20%    41,953 24.17 to 12.95    740   1.51%      11.84% to   10.99%
   2015............................ 1.45% to 2.05%     4,549 21.61 to 14.71     85   2.10%     (6.99)% to  (7.56)%
   2014............................ 1.45% to 2.05%     4,666 23.23 to 15.92     94   2.03%      10.87% to   10.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 VP International Fund -- Class I
   2018........................... 1.45% to 2.20%     35,301 21.20 to  9.21     511   1.26%    (16.46)% to (17.10)%
   2017........................... 1.45% to 2.20%     35,443 25.38 to 11.10     621   0.81%      29.31% to   28.33%
   2016........................... 1.45% to 2.20%     36,661 19.63 to  8.65     507   1.17%     (6.87)% to  (7.57)%
   2015........................... 1.45% to 2.20%     46,651 21.07 to  9.36     684   0.39%     (0.70)% to  (1.46)%
   2014........................... 1.45% to 2.20%     55,397 21.22 to  9.50     822   1.66%     (6.88)% to  (7.59)%
 VP Ultra(R) Fund -- Class I
   2018........................... 1.85% to 2.05%      1,706 23.56 to 22.17      40   0.26%     (1.12)% to  (1.32)%
   2017........................... 1.85% to 2.05%      1,874 23.82 to 22.47      44   0.39%      29.79% to   29.52%
   2016........................... 1.85% to 2.05%      2,520 18.36 to 17.35      46   0.48%       2.52% to    2.31%
   2015........................... 1.45% to 2.20%     15,964 22.10 to 16.11     283   0.46%       4.73% to    3.93%
   2014........................... 1.45% to 2.20%     19,944 21.10 to 15.50     338   0.10%       8.40% to    7.58%
 VP Value Fund -- Class I
   2018........................... 1.45% to 1.45%      2,190 26.48 to 26.48      58   1.65%    (10.48)% to (10.48)%
   2017........................... 1.45% to 1.45%      2,329 29.58 to 29.58      69   1.65%       7.18% to    7.18%
   2016........................... 1.45% to 1.45%      2,433 27.60 to 27.60      67   1.74%      18.74% to   18.74%
   2015........................... 1.45% to 1.45%      2,856 23.25 to 23.25      66   2.10%     (5.28)% to  (5.28)%
   2014........................... 1.45% to 1.45%      3,674 24.54 to 24.54      90   1.51%      11.44% to   11.44%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Advantage U.S.
   Total Market V.I. Fund --
   Class III Shares
   2018........................... 1.45% to 2.30%    178,250 22.10 to 17.14   3,796   1.47%     (8.02)% to  (8.81)%
   2017........................... 1.45% to 2.30%    197,227 24.02 to 18.80   4,569   0.87%      12.19% to   11.22%
   2016........................... 1.45% to 2.30%    265,477 21.41 to 16.90   5,489   0.15%      21.62% to   20.58%
   2015........................... 1.45% to 2.30%    313,233 17.61 to 14.02   5,313   0.14%     (8.13)% to  (8.92)%
   2014........................... 1.45% to 2.30%    376,551 19.17 to 15.39   6,964   0.12%       3.54% to    2.65%
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2018........................... 1.45% to 2.55%  1,807,923 19.10 to 12.06  27,772   1.43%     (9.45)% to (10.47)%
   2017........................... 1.45% to 2.55%  2,094,106 21.10 to 13.47  35,744   1.01%       6.45% to    5.27%
   2016........................... 1.45% to 2.55%  3,532,167 19.82 to 12.80  56,123   1.91%      16.02% to   14.73%
   2015........................... 1.45% to 2.30%    673,830 17.08 to 14.91  10,554   1.19%     (7.51)% to  (8.31)%
   2014........................... 1.45% to 2.30%    776,107 18.47 to 16.26  13,134   1.14%       8.04% to    7.11%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2018........................... 1.45% to 2.55% 15,980,228 17.70 to 11.70 213,230   0.81%     (8.93)% to  (9.95)%
   2017........................... 1.45% to 2.55% 18,657,344 19.43 to 12.99 274,506   1.23%      12.06% to   10.82%
   2016........................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883   1.17%       2.30% to    1.17%
   2015........................... 1.45% to 2.55% 24,906,508 16.95 to 11.59 322,921   1.01%     (2.44)% to  (3.53)%
   2014........................... 1.45% to 2.55% 28,430,985 17.37 to 12.01 379,446   2.11%       0.45% to  (0.67)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                   Expense as a                            Net   Investment
                                   % of Average                           Assets   Income
                                  Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares
   2018.......................... 1.45% to 1.95%   194,084 25.49 to 23.37  4,797   0.00%       1.27% to    0.75%
   2017.......................... 1.45% to 1.95%   169,025 25.17 to 23.20  4,130   0.00%      27.36% to   26.72%
   2016.......................... 1.45% to 1.85%   148,951 19.76 to 18.77  2,900   0.44%       5.99% to    5.56%
   2015.......................... 1.45% to 1.85%   182,292 18.64 to 17.78  3,356   0.34%       1.03% to    0.62%
   2014.......................... 1.45% to 1.85%   230,781 18.46 to 17.67  4,215   0.35%      12.31% to   11.85%
Columbia Funds Variable Series
  Trust II
 CTIVP/SM /-- Loomis Sayles
   Growth Fund -- Class 1
   2018.......................... 1.45% to 2.55% 2,842,960 13.18 to 12.79 37,270   0.00%     (3.82)% to  (4.90)%
   2017.......................... 1.45% to 2.55% 4,651,585 13.70 to 13.45 63,499   0.00%      31.11% to   29.65%
   2016 (4)...................... 1.45% to 2.30% 1,971,256 10.45 to 10.39 20,587   0.00%       6.77% to    5.86%
 Columbia Variable Portfolio --
   Overseas Core Fund -- Class 2
   2018.......................... 1.45% to 2.30% 1,219,887   9.98 to 9.75 12,124   2.57%    (18.03)% to (18.74)%
   2017.......................... 1.45% to 2.30% 1,371,867 12.17 to 12.00 16,657   1.87%      25.34% to   24.27%
   2016 (4)...................... 1.45% to 2.40% 1,592,466   9.71 to 9.65 15,451   1.74%     (4.27)% to  (5.19)%
Deutsche DWS Variable Series I
 DWS Capital Growth VIP --
   Class B Shares
   2018.......................... 1.45% to 1.50%       500 19.34 to 19.26     10   0.47%     (3.30)% to  (3.35)%
   2017.......................... 1.45% to 1.50%       505 20.00 to 19.93     10   0.46%      24.14% to   24.08%
   2016.......................... 1.45% to 1.50%       508 16.11 to 16.06      8   0.52%       2.49% to    2.44%
   2015.......................... 1.45% to 1.50%       510 15.72 to 15.68      8   0.38%       6.76% to    6.70%
   2014.......................... 1.45% to 1.50%       519 14.72 to 14.69      8   0.33%      11.03% to   10.98%
Deutsche DWS Variable Series II
 DWS CROCI(R) U.S. VIP --
   Class B Shares
   2018.......................... 1.45% to 2.05%     3,554 12.60 to 12.02     43   2.19%    (12.01)% to (12.55)%
   2017.......................... 1.45% to 2.05%     3,580 14.32 to 13.75     50   1.20%      20.68% to   19.95%
   2016.......................... 1.45% to 2.05%     4,554 11.87 to 11.46     53   0.70%     (6.00)% to  (6.57)%
   2015.......................... 1.45% to 2.05%     4,399 12.62 to 12.27     55   1.13%     (8.51)% to  (9.07)%
   2014.......................... 1.45% to 2.05%     5,172 13.80 to 13.49     71   1.40%       8.76% to    8.09%
 DWS Small Mid Cap Value
   VIP -- Class B Shares
   2018.......................... 1.45% to 2.05%       420 31.99 to 16.73     10   1.01%    (17.55)% to (18.05)%
   2017.......................... 1.45% to 2.05%       416 38.80 to 20.42     12   0.37%       8.54% to    7.88%
   2016.......................... 1.45% to 2.05%       691 35.75 to 18.93     21   0.23%      14.79% to   14.09%
   2015.......................... 1.45% to 2.05%       759 31.14 to 16.59     19   0.00%     (3.63)% to  (4.22)%
   2014.......................... 1.45% to 2.05%       906 32.31 to 17.32     24   0.49%       3.57% to    2.94%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Expense as a                            Net   Investment
                                 % of Average                           Assets   Income
                                Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------ ---------- --------------------
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2018........................ 1.45% to 1.45%     3,104 28.44 to 28.44     88   0.57%    (16.72)% to (16.72)%
   2017........................ 1.45% to 1.45%     3,277 34.15 to 34.15    112   1.06%      13.71% to   13.71%
   2016........................ 1.45% to 1.45%     3,464 30.04 to 30.04    104   1.06%      13.80% to   13.80%
   2015........................ 1.45% to 1.45%     3,679 26.39 to 26.39     97   0.60%     (3.70)% to  (3.70)%
   2014........................ 1.45% to 1.45%     4,021 27.41 to 27.41    110   0.98%      10.47% to   10.47%
 Dreyfus Variable Investment
   Fund -- Government Money
   Market Portfolio
   2018........................ 1.45% to 2.05%   117,127  9.43 to  8.77  1,091   1.32%     (0.19)% to  (0.80)%
   2017........................ 1.45% to 2.05%   105,919  9.44 to  8.84    987   0.35%     (1.11)% to  (1.71)%
   2016........................ 1.45% to 2.05%    72,989  9.55 to  9.00    685   0.01%     (1.43)% to  (2.03)%
   2015........................ 1.45% to 2.05%   107,902  9.69 to  9.18  1,025   0.00%     (1.45)% to  (2.05)%
   2014........................ 1.45% to 2.05%   120,942  9.83 to  9.37  1,174   0.00%     (1.46)% to  (2.06)%
 The Dreyfus Sustainable U.S.
   Equity Portfolio, Inc. --
   Initial Shares
   2018........................ 1.50% to 1.70%   489,649 12.03 to 11.59  5,897   1.75%     (5.84)% to  (6.04)%
   2017........................ 1.50% to 1.70%   498,511 12.78 to 12.33  6,375   1.13%      13.61% to   13.38%
   2016........................ 1.50% to 1.70%   504,596 11.25 to 10.88  5,681   1.27%       8.72% to    8.50%
   2015........................ 1.45% to 2.20%   563,605 21.85 to 14.16  6,219   1.03%     (4.60)% to  (5.32)%
   2014........................ 1.45% to 2.20%   578,244 22.90 to 14.96  6,739   0.85%      11.81% to   10.96%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2018........................ 1.45% to 2.55% 4,310,088 13.71 to 10.81 55,170   3.78%     (1.53)% to  (2.63)%
   2017........................ 1.45% to 2.55% 3,553,962 13.93 to 11.10 47,028   3.26%       1.93% to    0.79%
   2016........................ 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076   3.48%       7.37% to    6.18%
   2015........................ 1.45% to 2.55% 3,659,535 12.72 to 10.37 44,138   3.36%     (2.43)% to  (3.52)%
   2014........................ 1.45% to 2.55% 5,609,211 13.04 to 10.75 68,095   3.14%     (0.89)% to  (1.99)%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Primary Shares
   2018........................ 1.15% to 1.60%   312,043 36.81 to 20.92  8,709   8.26%     (4.41)% to  (4.84)%
   2017........................ 1.15% to 1.60%   392,514 38.51 to 21.99 11,433   6.75%       5.71% to    5.24%
   2016........................ 1.15% to 1.60%   438,539 36.42 to 20.89 12,261   6.39%      13.50% to   12.99%
   2015........................ 1.15% to 1.60%   534,551 32.09 to 18.49 13,214   5.72%     (3.69)% to  (4.13)%
   2014........................ 1.15% to 1.60%   622,420 33.32 to 19.29 15,876   6.35%       1.51% to    1.05%
 Federated High Income Bond
   Fund II -- Service Shares
   2018........................ 1.45% to 2.30%   480,427 21.99 to 16.50 10,464   8.01%     (4.84)% to  (5.66)%
   2017........................ 1.45% to 2.30%   572,362 23.11 to 17.49 13,105   6.78%       5.02% to    4.12%
   2016........................ 1.45% to 2.30%   661,694 22.00 to 16.80 14,457   5.99%      12.87% to   11.90%
   2015........................ 1.45% to 2.30%   773,179 19.49 to 15.02 14,898   6.22%     (4.13)% to  (4.96)%
   2014........................ 1.45% to 2.30% 1,313,299 20.33 to 15.80 26,542   5.87%       0.94% to    0.07%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                      Expense as a                            Net    Investment
                                      % of Average                           Assets    Income
                                     Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------- ---------- -------------------
 Federated Kaufmann Fund II --
   Service Shares
   2018............................. 1.45% to 2.30%   483,018 37.31 to 21.54  16,558   0.00%      2.06% to    1.18%
   2017............................. 1.45% to 2.30%   565,395 36.55 to 21.29  18,972   0.00%     26.12% to   25.04%
   2016............................. 1.45% to 2.40%   669,966 28.98 to 13.39  17,713   0.00%      1.92% to    0.94%
   2015............................. 1.45% to 2.40%   782,264 28.44 to 13.26  20,458   0.00%      4.61% to    3.61%
   2014............................. 1.45% to 2.40%   878,186 27.18 to 12.80  21,843   0.00%      7.85% to    6.81%
 Federated Managed Volatility
   Fund II -- Primary Shares
   2018............................. 1.15% to 1.60%   414,090 28.81 to 13.80   8,569   2.24%    (9.55)% to  (9.96)%
   2017............................. 1.15% to 1.60%   246,565 31.85 to 15.33   5,717   4.00%     16.76% to   16.23%
   2016............................. 1.15% to 1.60%   284,028 27.28 to 13.19   5,631   5.04%      6.45% to    5.98%
   2015............................. 1.15% to 1.60%   340,033 25.63 to 12.45   6,409   4.50%    (8.62)% to  (9.03)%
   2014............................. 1.15% to 1.60%   422,368 28.04 to 13.68   8,657   3.26%      2.72% to    2.25%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM /Portfolio --
   Initial Class
   2018............................. 1.15% to 1.60%   813,538 52.21 to 16.53  36,760   1.64%    (6.44)% to  (6.87)%
   2017............................. 1.15% to 1.60%   916,639 55.80 to 17.75  44,319   1.83%     12.80% to   12.29%
   2016............................. 1.15% to 1.60% 1,050,104 49.47 to 15.80  44,751   1.44%      1.89% to    1.43%
   2015............................. 1.15% to 1.60% 1,180,761 48.56 to 15.58  49,442   1.52%    (1.01)% to  (1.46)%
   2014............................. 1.15% to 1.60% 1,328,926 49.05 to 15.81  56,246   1.45%      4.62% to    4.14%
 VIP Asset Manager/SM /Portfolio --
   Service Class 2
   2018............................. 1.45% to 2.30%   317,202 16.53 to 14.38   4,926   1.39%    (6.99)% to  (7.80)%
   2017............................. 1.45% to 2.30%   362,146 17.77 to 15.59   6,060   1.55%     12.10% to   11.13%
   2016............................. 1.45% to 2.30%   503,089 15.86 to 14.03   7,542   1.17%      1.35% to    0.48%
   2015............................. 1.45% to 2.30%   603,415 15.64 to 13.96   8,975   1.30%    (1.51)% to  (2.36)%
   2014............................. 1.45% to 2.30%   720,857 15.88 to 14.30  10,985   1.18%      4.01% to    3.11%
 VIP Balanced Portfolio --
   Service Class 2
   2018............................. 1.45% to 2.55% 3,543,811 17.62 to 14.00  57,219   1.24%    (5.83)% to  (6.89)%
   2017............................. 1.45% to 2.55% 3,994,733 18.71 to 15.04  68,642   1.25%     14.44% to   13.16%
   2016............................. 1.45% to 2.55% 4,451,565 16.35 to 13.29  67,008   1.16%      5.43% to    4.26%
   2015............................. 1.45% to 2.55% 4,846,903 15.51 to 12.75  69,426   1.29%    (1.09)% to  (2.20)%
   2014............................. 1.45% to 2.55% 5,203,096 15.68 to 13.03  75,563   1.22%      8.42% to    7.21%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2018............................. 1.15% to 1.60% 1,750,240 83.06 to 26.64  86,785   0.69%    (7.46)% to  (7.88)%
   2017............................. 1.15% to 1.60% 1,993,834 89.76 to 28.92 106,146   0.98%     20.48% to   19.94%
   2016............................. 1.15% to 1.60% 2,386,708 74.50 to 24.11 104,523   0.78%      6.76% to    6.29%
   2015............................. 1.15% to 1.60% 2,752,822 69.78 to 22.68 113,615   0.99%    (0.49)% to  (0.94)%
   2014............................. 1.15% to 1.60% 3,170,224 70.12 to 22.90 130,449   0.92%     10.66% to   10.16%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)    Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- --------------------
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2018......................... 1.45% to 2.55%  4,330,377  32.17 to 15.19  96,356   0.41%     (8.00)% to  (9.03)%
   2017......................... 1.45% to 2.55%  6,330,228  34.97 to 16.70 149,150   0.77%      19.83% to   18.50%
   2016......................... 1.45% to 2.55%  5,987,180  29.18 to 14.09 121,938   0.44%       6.17% to    4.99%
   2015......................... 1.45% to 2.55% 12,956,480  27.49 to 13.42 217,809   0.76%     (1.04)% to  (2.15)%
   2014......................... 1.45% to 2.55% 14,917,759  27.77 to 13.72 254,029   0.67%      10.04% to    8.81%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2018......................... 1.45% to 1.70%     60,233  29.32 to 28.17   1,733   0.31%     (6.55)% to  (6.79)%
   2017......................... 1.45% to 1.70%     79,730  31.37 to 30.22   2,466   0.62%      21.72% to   21.41%
   2016......................... 1.45% to 1.70%     93,114  25.77 to 24.89   2,362   0.70%       1.17% to    0.92%
   2015......................... 1.45% to 1.70%    109,997  25.47 to 24.67   2,724   0.58%     (0.44)% to  (0.69)%
   2014......................... 1.45% to 1.85%    121,092  25.59 to 19.59   3,019   0.23%       9.06% to    8.61%
 VIP Equity-Income
   Portfolio -- Initial Class
   2018......................... 1.15% to 1.60%  1,259,203  93.06 to 18.37  66,554   2.18%     (9.35)% to  (9.77)%
   2017......................... 1.15% to 1.60%  1,439,981 102.66 to 20.36  83,586   1.67%      11.60% to   11.10%
   2016......................... 1.15% to 1.60%  1,699,936  91.99 to 18.32  86,520   2.24%      16.66% to   16.14%
   2015......................... 1.15% to 1.60%  1,941,908  78.85 to 15.78  85,286   3.05%     (5.07)% to  (5.50)%
   2014......................... 1.15% to 1.60%  2,273,456  83.06 to 16.70 102,554   2.71%       7.47% to    6.98%
 VIP Equity-Income
   Portfolio -- Service Class 2
   2018......................... 1.45% to 2.55%  3,615,685  23.35 to 11.43  61,043   1.97%     (9.87)% to (10.88)%
   2017......................... 1.45% to 2.55%  4,115,160  25.90 to 12.83  77,518   1.58%      11.02% to    9.79%
   2016......................... 1.45% to 2.40%  2,765,882  23.33 to 11.86  52,129   1.37%      16.01% to   14.89%
   2015......................... 1.45% to 2.55%  7,297,938  20.11 to 10.18 102,422   2.83%     (5.63)% to  (6.68)%
   2014......................... 1.45% to 2.55%  8,323,101  21.31 to 10.91 125,027   2.40%       6.91% to    5.71%
 VIP Growth & Income
   Portfolio -- Initial Class
   2018......................... 1.15% to 1.60%    669,851  32.94 to 17.72  17,108   0.35%    (10.03)% to (10.44)%
   2017......................... 0.75% to 1.60%    753,630  23.82 to 19.78  21,216   1.24%      16.02% to   15.04%
   2016......................... 0.75% to 1.60%    861,702  20.53 to 17.20  20,834   1.66%      15.21% to   14.23%
   2015......................... 0.75% to 1.60%    988,658  17.82 to 15.05  20,872   1.99%     (3.01)% to  (3.83)%
   2014......................... 0.75% to 1.60%  1,161,410  18.37 to 15.65  25,427   1.69%       9.64% to    8.71%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2018......................... 1.45% to 1.95%    693,248  23.41 to 19.23  12,702   0.19%    (10.52)% to (10.97)%
   2017......................... 1.45% to 1.95%    938,297  26.16 to 21.60  18,986   1.07%      14.93% to   14.34%
   2016......................... 1.45% to 1.95%  1,126,092  22.76 to 18.89  19,602   1.76%      14.13% to   13.56%
   2015......................... 1.45% to 1.95%    965,172  19.94 to 16.64  14,971   1.78%     (3.95)% to  (4.44)%
   2014......................... 1.45% to 1.95%  1,108,786  20.76 to 17.41  18,025   1.47%       8.63% to    8.08%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)    Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- --------------------
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2018......................... 0.75% to 1.60%    406,228  25.17 to 19.59  10,428   0.12%      11.61% to   10.65%
   2017......................... 0.75% to 1.60%    436,435  22.55 to 17.70  10,237   0.30%      33.51% to   32.37%
   2016......................... 0.75% to 1.60%    485,643  16.89 to 13.37   8,601   0.31%     (0.41)% to  (1.26)%
   2015......................... 0.75% to 1.60%    597,694  16.96 to 13.55  10,857   0.18%       4.82% to    3.92%
   2014......................... 0.75% to 1.60%    636,257  16.18 to 13.03  11,009   0.21%      11.36% to   10.41%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2018......................... 1.45% to 2.30%    295,327  24.02 to 22.62   7,032   0.08%      10.57% to    9.62%
   2017......................... 1.45% to 2.30%    179,474  21.72 to 20.64   3,877   0.11%      32.24% to   31.10%
   2016......................... 1.45% to 2.40%    244,930  16.43 to 15.66   4,002   0.05%     (1.38)% to  (2.33)%
   2015......................... 1.45% to 2.55%  3,219,169  16.66 to 15.94  53,045   0.00%       3.82% to    2.66%
   2014......................... 1.45% to 2.55%  1,637,927  16.05 to 15.53  26,079   0.01%      10.32% to    9.09%
 VIP Growth Portfolio --
   Initial Class
   2018......................... 1.15% to 1.60%    942,343 127.95 to 19.63  54,324   0.24%     (1.32)% to  (1.77)%
   2017......................... 1.15% to 1.60%  1,084,069 129.67 to 19.98  62,496   0.22%      33.58% to   32.98%
   2016......................... 1.15% to 1.60%  1,270,208  97.07 to 15.03  53,604   0.04%     (0.36)% to  (0.80)%
   2015......................... 1.15% to 1.60%  1,458,117  97.42 to 15.15  60,912   0.25%       5.94% to    5.46%
   2014......................... 1.15% to 1.60%  1,653,644  91.95 to 14.36  65,296   0.18%      10.02% to    9.52%
 VIP Growth Portfolio --
   Service Class 2
   2018......................... 1.45% to 2.30%  1,014,497  30.57 to 21.83  18,717   0.04%     (1.88)% to  (2.74)%
   2017......................... 1.45% to 2.30%  1,138,148  31.15 to 22.44  21,409   0.08%      32.87% to   31.73%
   2016......................... 1.45% to 2.30%  1,126,260  23.45 to 17.04  15,246   0.00%     (0.90)% to  (1.76)%
   2015......................... 1.45% to 2.30%  1,583,867  23.66 to 17.34  23,366   0.03%       5.35% to    4.45%
   2014......................... 1.45% to 2.30%  1,784,045  22.46 to 16.60  24,952   0.00%       9.40% to    8.46%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2018......................... 1.45% to 2.55%  6,078,307  12.90 to 11.32  75,876   1.94%     (2.23)% to  (3.33)%
   2017......................... 1.45% to 2.55%  9,506,920  13.20 to 11.71 121,545   2.17%       2.49% to    1.35%
   2016......................... 1.45% to 2.55% 10,950,778  12.87 to 11.55 137,126   2.28%       2.97% to    1.82%
   2015......................... 1.45% to 2.55% 11,150,979  12.50 to 11.34 136,060   2.57%     (2.29)% to  (3.38)%
   2014......................... 1.45% to 2.55%  7,898,918  12.80 to 11.74  98,977   1.79%       4.09% to    2.92%
 VIP Mid Cap Portfolio --
   Initial Class
   2018......................... 0.75% to 0.75%        212  41.67 to 41.67       9   0.64%    (15.18)% to (15.18)%
   2017......................... 0.75% to 0.75%        271  49.13 to 49.13      13   0.71%      19.90% to   19.90%
   2016......................... 0.75% to 0.75%        268  40.98 to 40.98      11   0.52%      11.39% to   11.39%
   2015......................... 0.75% to 0.75%        281  36.78 to 36.78      10   0.40%     (2.13)% to  (2.13)%
   2014......................... 0.75% to 0.75%        654  37.58 to 37.58      25   0.25%       5.49% to    5.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                             Net    Investment
                                  % of Average                            Assets    Income
                                 Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Mid Cap Portfolio --
   Service Class 2
   2018......................... 1.15% to 2.55%  3,892,358 40.41 to 14.33  94,762   0.39%    (15.76)% to (16.96)%
   2017......................... 1.15% to 2.55%  4,371,427 47.97 to 17.26 129,568   0.47%      19.15% to   17.47%
   2016......................... 1.15% to 2.55%  5,321,532 40.26 to 14.69 134,193   0.33%      10.64% to    9.08%
   2015......................... 1.15% to 2.55%  5,166,230 36.39 to 13.47 120,030   0.22%     (2.76)% to  (4.14)%
   2014......................... 1.15% to 2.55%  8,185,089 37.42 to 14.05 178,781   0.02%       4.81% to    3.33%
 VIP Overseas Portfolio --
   Initial Class
   2018......................... 0.75% to 1.60%    518,531 13.78 to 13.85  13,286   1.50%    (15.45)% to (16.18)%
   2017......................... 0.75% to 1.60%    582,607 16.30 to 16.53  17,614   1.40%      29.31% to   28.21%
   2016......................... 0.75% to 1.60%    654,951 12.60 to 12.89  15,403   1.36%     (5.77)% to  (6.57)%
   2015......................... 0.75% to 1.60%    762,153 13.37 to 13.80  19,244   1.30%       2.85% to    1.97%
   2014......................... 0.75% to 1.60%    858,699 13.00 to 13.53  20,923   1.26%     (8.77)% to  (9.55)%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2018......................... 1.45% to 1.85%    107,961 18.55 to 17.47   1,980   0.70%    (18.70)% to (19.03)%
   2017......................... 1.45% to 1.85%    115,318 22.81 to 21.58   2,609   1.23%      17.36% to   16.89%
   2016......................... 1.45% to 2.20%    139,915 19.44 to 18.27   2,693   0.86%       7.69% to    6.87%
   2015......................... 1.45% to 2.20%    166,905 18.05 to 17.10   2,983   0.39%     (4.59)% to  (5.32)%
   2014......................... 1.45% to 2.20%    432,519 18.92 to 18.06   8,129   0.68%       4.97% to    4.17%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Founding Funds
   Allocation VIP Fund --
   Class 2 Shares
   2018......................... 1.45% to 2.55%  4,651,064 12.07 to 10.63  52,976   3.04%    (10.97)% to (11.97)%
   2017......................... 1.45% to 2.55%  5,446,835 13.56 to 12.08  70,021   2.66%      10.36% to    9.13%
   2016......................... 1.45% to 2.55%  6,295,431 12.29 to 11.07  73,692   3.89%      11.54% to   10.30%
   2015......................... 1.45% to 2.55%  7,499,839 11.02 to 10.03  79,033   2.95%     (7.57)% to  (8.61)%
   2014......................... 1.45% to 2.55%  8,534,379 11.92 to 10.98  97,685   2.81%       1.36% to    0.23%
 Franklin Income VIP Fund --
   Class 2 Shares
   2018......................... 1.45% to 2.55% 15,980,562 17.35 to 11.91 235,328   4.82%     (5.70)% to  (6.76)%
   2017......................... 1.45% to 2.55% 19,017,806 18.40 to 12.77 298,896   4.16%       8.09% to    6.88%
   2016......................... 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404   5.01%      12.37% to   11.12%
   2015......................... 1.45% to 2.55% 26,571,825 15.15 to 10.75 347,887   4.63%     (8.40)% to  (9.43)%
   2014......................... 1.45% to 2.55% 30,814,546 16.54 to 11.87 443,304   4.98%       3.10% to    1.95%
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2018......................... 1.45% to 2.05%      6,687 24.66 to 18.50     160   0.00%     (2.90)% to  (3.50)%
   2017......................... 1.45% to 2.05%      7,145 25.40 to 19.17     176   0.62%      26.26% to   25.49%
   2016......................... 1.45% to 2.05%      8,656 20.12 to 15.28     168   0.00%     (3.21)% to  (3.80)%
   2015......................... 1.45% to 2.05%     10,902 20.78 to 15.88     219   0.26%       4.09% to    3.46%
   2014......................... 1.45% to 2.05%     13,687 19.97 to 15.35     266   1.08%      10.83% to   10.16%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2018.......................... 1.45% to 2.30%    684,419 21.85 to 12.64  11,807   2.31%    (10.39)% to (11.17)%
   2017.......................... 1.45% to 2.30%    807,265 24.39 to 14.23  15,618   2.22%       6.78% to    5.86%
   2016.......................... 1.45% to 2.40%    899,932 22.84 to 11.63  16,318   1.97%      14.38% to   13.28%
   2015.......................... 1.45% to 2.40%  1,027,325 19.97 to 10.26  16,240   3.02%     (6.32)% to  (7.22)%
   2014.......................... 1.45% to 2.40%  1,178,337 21.32 to 11.06  19,991   1.95%       5.57% to    4.55%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2018.......................... 1.15% to 1.60%    401,348 14.07 to 13.20   5,399   2.92%    (16.25)% to (16.63)%
   2017.......................... 0.75% to 1.60%    455,848 17.71 to 15.84   7,353   2.75%      16.14% to   15.16%
   2016.......................... 1.15% to 1.60%    520,746 14.52 to 13.75   7,303   2.15%       6.25% to    5.78%
   2015.......................... 1.15% to 1.60%    560,407 13.67 to 13.00   7,415   3.52%     (7.39)% to  (7.80)%
   2014.......................... 1.15% to 1.60%    626,738 14.76 to 14.10   8,978   2.13%    (11.91)% to (12.31)%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2018.......................... 1.45% to 2.20%     42,632 19.52 to  8.42     561   2.63%    (16.68)% to (17.31)%
   2017.......................... 1.45% to 2.20%     42,788 23.42 to 10.18     682   2.22%      15.01% to   14.13%
   2016.......................... 1.45% to 2.20%     76,618 20.37 to  8.92   1,035   1.96%       5.63% to    4.82%
   2015.......................... 1.45% to 2.20%     86,044 19.28 to  8.51   1,101   3.08%     (7.85)% to  (8.55)%
   2014.......................... 1.45% to 2.20%     95,930 20.92 to  9.31   1,342   1.82%    (12.42)% to (13.09)%
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2018.......................... 1.15% to 1.40%    293,263 18.86 to 18.20   5,388   0.00%       1.03% to    0.78%
   2017.......................... 1.15% to 1.40%    318,265 18.66 to 18.06   5,797   0.00%       0.98% to    0.73%
   2016.......................... 1.15% to 1.40%    367,813 18.48 to 17.93   6,648   0.00%       2.02% to    1.77%
   2015.......................... 1.15% to 1.40%    420,869 18.12 to 17.62   7,468   7.78%     (5.20)% to  (5.44)%
   2014.......................... 1.15% to 1.40%    515,215 19.11 to 18.63   9,653   5.13%       0.95% to    0.69%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2018.......................... 1.45% to 2.20%    683,681 11.42 to 10.37   7,356   2.14%    (16.09)% to (16.73)%
   2017.......................... 1.45% to 2.20%    889,619 13.61 to 12.45  11,558   1.61%      16.79% to   15.90%
   2016.......................... 1.45% to 2.20%    794,807 11.65 to 10.74   8,798   2.09%       8.03% to    7.21%
   2015.......................... 1.45% to 2.20%    929,502 10.79 to 10.02   9,516   2.59%     (7.84)% to  (8.54)%
   2014.......................... 1.45% to 2.20%  1,058,142 11.70 to 10.95  11,802   1.28%     (4.22)% to  (4.95)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Government
   Money Market Fund --
   Service Shares
   2018.......................... 0.75% to 2.45% 13,748,569  9.73 to  8.71 126,903   1.46%       0.72% to  (1.02)%
   2017.......................... 0.75% to 2.55% 13,526,631  9.66 to  8.75 124,949   0.50%     (0.24)% to  (2.05)%
   2016.......................... 0.75% to 2.55% 14,233,505  9.68 to  8.93 132,976   0.04%     (0.71)% to  (2.50)%
   2015.......................... 0.75% to 2.55% 14,686,855  9.75 to  9.16 139,172   0.01%     (0.74)% to  (2.54)%
   2014.......................... 0.75% to 2.55% 16,425,706  9.82 to  9.40 158,168   0.01%     (0.74)% to  (2.54)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2018........................... 1.15% to 1.60%   331,048 16.71 to 15.82  5,486   1.22%     (9.51)% to  (9.93)%
   2017........................... 1.15% to 1.60%   385,587 18.46 to 17.56  7,080   1.58%       8.60% to    8.11%
   2016........................... 1.15% to 1.60%   440,569 17.00 to 16.24  7,464   2.05%      10.30% to    9.80%
   2015........................... 1.15% to 1.60%   540,209 15.41 to 14.79  8,322   1.35%     (5.51)% to  (5.94)%
   2014........................... 1.15% to 1.60%   631,084 16.31 to 15.73 10,331   1.32%      11.64% to   11.13%
 Goldman Sachs Mid Cap Value
   Fund -- Institutional Shares
   2018........................... 1.15% to 2.30%   882,773 37.03 to 16.53 29,982   1.26%    (11.49)% to (12.53)%
   2017........................... 1.15% to 2.30% 1,043,479 41.84 to 18.89 39,934   0.61%       9.80% to    8.52%
   2016........................... 1.15% to 2.30% 1,673,110 38.11 to 17.41 51,961   1.43%      12.23% to   10.93%
   2015........................... 1.15% to 2.30% 1,386,533 33.96 to 15.69 43,127   0.35%    (10.29)% to (11.33)%
   2014........................... 1.15% to 2.30% 1,835,320 37.85 to 17.70 59,983   0.99%      12.26% to   10.96%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2018........................... 1.45% to 2.20%   196,996 14.15 to 12.21  2,659   2.55%     (1.41)% to  (2.16)%
   2017........................... 1.45% to 2.20%   248,134 14.35 to 12.48  3,406   2.52%       2.07% to    1.30%
   2016........................... 1.45% to 2.20%   278,782 14.06 to 12.32  3,768   2.62%       0.64% to  (0.12)%
   2015........................... 1.45% to 2.20%   286,159 13.97 to 12.34  3,859   4.24%     (0.35)% to  (1.11)%
   2014........................... 1.45% to 2.20%   233,274 14.02 to 12.48  3,179   3.84%       3.40% to    2.61%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2018........................... 1.45% to 2.20%    20,960 29.26 to  9.31    332   0.85%    (13.12)% to (13.79)%
   2017........................... 1.45% to 2.20%    15,289 33.68 to 10.80    295   0.91%      12.12% to   11.74%
   2016........................... 1.45% to 2.05%     3,206 30.04 to 28.67     95   0.88%      13.04% to   12.35%
   2015........................... 1.45% to 2.05%     3,695 26.58 to 25.52     97   1.01%     (4.07)% to  (4.65)%
   2014........................... 1.45% to 2.05%     3,942 27.71 to 26.76    108   0.78%      13.44% to   12.75%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2018........................... 1.45% to 2.20%     5,359 29.60 to 11.34     93   0.47%    (13.21)% to (13.88)%
   2017........................... 1.45% to 2.20%    10,889 34.11 to 13.17    208   0.32%      13.56% to   12.70%
   2016........................... 1.45% to 2.20%    13,229 30.04 to 11.69    231   0.02%      18.48% to   38.30%
   2015........................... 1.45% to 1.45%       292 25.35 to 25.35      7   0.14%     (6.66)% to  (6.66)%
   2014........................... 1.45% to 1.45%       292 27.16 to 27.16      8   0.11%       8.01% to    8.01%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2018........................... 1.45% to 2.20%    58,934 23.24 to 18.16  1,297   0.72%     (7.53)% to  (8.24)%
   2017........................... 1.45% to 2.20%    47,172 25.14 to 19.79  1,129   0.88%      20.56% to   19.65%
   2016........................... 1.45% to 2.20%    59,840 20.85 to 16.54  1,196   0.95%       9.33% to    8.50%
   2015........................... 1.45% to 2.20%    63,151 19.07 to 15.25  1,158   1.16%     (0.60)% to  (1.35)%
   2014........................... 1.45% to 2.20%    70,097 19.19 to 15.46  1,294   0.94%      12.25% to   11.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                       Expense as a                            Net    Investment
                                       % of Average                           Assets    Income
                                      Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------- ---------- -------------------
Janus Aspen Series
 Janus Henderson Balanced
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60% 1,541,152 60.82 to 25.77  63,108   2.15%    (0.48)% to  (0.94)%
   2017.............................. 1.15% to 1.60% 1,754,161 61.11 to 26.01  72,839   1.59%     17.07% to   16.55%
   2016.............................. 1.15% to 1.60% 2,031,781 52.20 to 22.32  71,783   2.18%      3.40% to    2.94%
   2015.............................. 1.15% to 1.60% 2,351,321 50.48 to 21.68  80,984   1.58%    (0.54)% to  (0.99)%
   2014.............................. 1.15% to 1.60% 2,693,920 50.76 to 21.90  93,337   1.73%      7.26% to    6.78%
 Janus Henderson Balanced
   Portfolio -- Service Shares
   2018.............................. 1.45% to 2.55% 4,557,252 26.29 to 16.36  93,108   1.78%    (1.03)% to  (2.14)%
   2017.............................. 1.45% to 2.55% 5,193,649 26.57 to 16.72 107,672   1.37%     16.43% to   15.13%
   2016.............................. 1.45% to 2.55% 5,802,246 22.82 to 14.52 103,508   1.92%      2.82% to    1.67%
   2015.............................. 1.45% to 2.55% 6,591,303 22.19 to 14.29 115,048   1.37%    (1.05)% to  (2.15)%
   2014.............................. 1.45% to 2.55% 7,502,341 22.43 to 14.60 132,960   1.50%      6.67% to    5.48%
 Janus Henderson Enterprise
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60%   770,451 95.21 to 26.35  41,324   0.26%    (1.57)% to  (2.01)%
   2017.............................. 1.15% to 1.60%   891,322 96.72 to 26.89  48,550   0.62%     25.96% to   25.39%
   2016.............................. 1.15% to 1.60% 1,051,330 76.79 to 21.45  45,233   0.14%     11.07% to   10.57%
   2015.............................. 1.15% to 1.60% 1,209,980 69.14 to 19.40  46,516   0.63%      2.83% to    2.37%
   2014.............................. 1.15% to 1.60% 1,377,241 67.23 to 18.95  51,555   0.16%     11.23% to   10.73%
 Janus Henderson Enterprise
   Portfolio -- Service Shares
   2018.............................. 1.50% to 1.70%   320,337 14.07 to 13.55   4,945   0.13%    (2.16)% to  (2.36)%
   2017.............................. 1.50% to 1.70%   354,600 14.38 to 13.88   5,538   0.53%     25.19% to   24.93%
   2016.............................. 1.50% to 1.70%   387,640 11.49 to 11.11   4,824   0.02%     10.43% to   10.20%
   2015.............................. 1.50% to 1.70%   414,922 10.40 to 10.08   4,758   0.52%      2.21% to    2.00%
   2014.............................. 1.50% to 1.70%   434,592  10.18 to 9.88   4,893   0.03%     10.56% to   10.33%
 Janus Henderson Flexible Bond
   Portfolio -- Institutional Shares
   2018.............................. 0.75% to 1.60%   397,166 22.53 to 19.21   9,430   3.02%    (1.75)% to  (2.59)%
   2017.............................. 0.75% to 1.60%   477,104 22.93 to 19.73  11,653   2.74%      2.84% to    1.97%
   2016.............................. 0.75% to 1.60%   611,114 22.29 to 19.34  14,878   2.78%      1.70% to    0.83%
   2015.............................. 0.75% to 1.60%   688,004 21.92 to 19.18  16,464   2.27%    (0.53)% to  (1.38)%
   2014.............................. 0.75% to 1.60%   755,890 22.04 to 19.45  18,247   3.56%      4.15% to    3.26%
 Janus Henderson Forty
   Portfolio -- Institutional Shares
   2018.............................. 0.75% to 1.60%   712,447 26.22 to 27.85  31,632   1.16%      1.21% to    0.35%
   2017.............................. 0.75% to 1.60%   808,548 25.90 to 27.75  35,582   0.00%     29.34% to   28.24%
   2016.............................. 0.75% to 1.60%   948,927 20.03 to 21.64  32,376   0.00%      1.43% to    0.57%
   2015.............................. 0.75% to 1.60% 1,102,917 19.75 to 21.52  37,281   0.00%     11.38% to   10.43%
   2014.............................. 0.75% to 1.60% 1,281,669 17.73 to 19.49  38,853   0.16%      7.92% to    7.00%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Henderson Forty
   Portfolio -- Service Shares
   2018.............................. 1.45% to 2.35%   450,821 39.63 to 22.85 11,059   1.23%       0.24% to  (0.69)%
   2017.............................. 1.45% to 2.35%   526,903 39.53 to 23.01 12,868   0.00%      28.12% to   26.95%
   2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015   0.00%       0.47% to  (0.65)%
   2015.............................. 1.45% to 2.55% 2,712,925 30.71 to 16.20 48,727   0.00%      10.31% to    9.08%
   2014.............................. 1.45% to 2.55% 3,088,721 27.84 to 14.85 47,635   0.03%       6.89% to    5.70%
 Janus Henderson Global Research
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60% 1,123,327 49.65 to 14.25 35,421   1.11%     (7.94)% to  (8.36)%
   2017.............................. 1.15% to 1.60% 1,300,011 53.93 to 15.55 43,987   0.81%      25.57% to   25.01%
   2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317   1.07%       0.89% to    0.44%
   2015.............................. 1.15% to 1.60% 1,705,388 42.57 to 12.39 45,357   0.65%     (3.41)% to  (3.85)%
   2014.............................. 1.15% to 1.60% 1,923,354 44.07 to 12.88 52,706   1.07%       6.21% to    5.73%
 Janus Henderson Global Research
   Portfolio -- Service Shares
   2018.............................. 1.50% to 1.70%   285,686  9.13 to  8.79  2,720   0.93%     (8.48)% to  (8.67)%
   2017.............................. 1.50% to 1.70%   356,238  9.98 to  9.63  3,698   0.69%      24.79% to   24.54%
   2016.............................. 1.50% to 1.70%   407,053  8.00 to  7.73  3,384   0.94%       0.29% to    0.09%
   2015.............................. 1.50% to 1.70%   457,016  7.97 to  7.72  3,804   0.51%     (3.99)% to  (4.19)%
   2014.............................. 1.50% to 1.70%   530,936  8.30 to  8.06  4,619   0.96%       5.57% to    5.36%
 Janus Henderson Global
   Technology Portfolio --
   Service Shares
   2018.............................. 1.15% to 1.70%   586,687 13.56 to 11.97  7,432   1.11%     (0.26)% to  (0.82)%
   2017.............................. 1.15% to 1.70%   658,251 13.60 to 12.07  8,399   0.45%      43.25% to   42.46%
   2016.............................. 1.15% to 1.70%   660,400  9.49 to  8.47  5,893   0.09%      12.54% to   11.92%
   2015.............................. 1.15% to 1.70%   709,850  8.44 to  7.57  5,655   0.00%       3.44% to    2.87%
   2014.............................. 1.15% to 1.70%   827,786  8.15 to  7.36  6,404   0.00%       8.09% to    7.49%
 Janus Henderson Overseas
   Portfolio -- Institutional Shares
   2018.............................. 0.75% to 1.60%   705,173 13.36 to 19.18 18,334   1.76%    (15.58)% to (16.31)%
   2017.............................. 0.75% to 1.60%   765,523 15.83 to 22.91 23,652   1.64%      30.14% to   29.03%
   2016.............................. 0.75% to 1.60%   890,300 12.16 to 17.76 21,291   4.65%     (7.15)% to  (7.94)%
   2015.............................. 0.75% to 1.60%   979,039 13.10 to 19.29 25,442   0.58%     (9.28)% to (10.05)%
   2014.............................. 0.75% to 1.60% 1,124,435 14.44 to 21.45 32,588   3.07%    (12.53)% to (13.28)%
 Janus Henderson Overseas
   Portfolio -- Service Shares
   2018.............................. 1.45% to 2.10%   168,333 24.87 to 15.65  2,019   1.66%    (16.37)% to (16.93)%
   2017.............................. 1.45% to 2.10%   181,510 29.75 to 18.84  2,611   1.55%      28.91% to   28.07%
   2016.............................. 1.45% to 2.10%   206,876 23.07 to 14.71  2,326   4.67%     (8.06)% to  (8.66)%
   2015.............................. 1.45% to 2.10%   293,437 25.10 to 16.11  3,539   0.50%    (10.13)% to (10.72)%
   2014.............................. 1.45% to 2.10%   333,015 27.92 to 18.04  4,515   3.03%    (13.38)% to (13.95)%
 Janus Henderson Research
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60% 1,128,053 52.41 to 16.81 35,820   0.54%     (3.70)% to  (4.14)%
   2017.............................. 1.15% to 1.60% 1,347,021 54.42 to 17.53 43,863   0.39%      26.41% to   25.85%
   2016.............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553   0.53%     (0.66)% to  (1.10)%
   2015.............................. 1.15% to 1.60% 1,844,187 43.33 to 14.09 47,984   0.63%       4.13% to    3.66%
   2014.............................. 1.15% to 1.60% 2,075,652 41.61 to 13.59 51,729   0.36%      11.69% to   11.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Janus Henderson Research
   Portfolio -- Service Shares
   2018............................. 1.50% to 1.70%   209,137 12.68 to 12.21  2,751   0.35%    (4.30)% to  (4.50)%
   2017............................. 1.50% to 1.70%   263,890 13.25 to 12.79  3,614   0.24%     25.65% to   25.39%
   2016............................. 1.50% to 1.70%   313,350 10.55 to 10.20  3,429   0.38%    (1.23)% to  (1.43)%
   2015............................. 1.50% to 1.70%   352,027 10.68 to 10.35  3,905   0.45%      3.50% to    3.29%
   2014............................. 1.50% to 1.70%   405,834 10.32 to 10.02  4,353   0.22%     11.04% to   10.82%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2018............................. 1.45% to 2.30%   184,804 29.93 to 19.11  5,229   0.37%    (9.90)% to (10.68)%
   2017............................. 1.45% to 2.30%   197,561 33.22 to 21.40  6,236   0.21%     14.31% to   13.33%
   2016............................. 1.45% to 2.30%   277,181 29.06 to 18.88  7,729   0.31%    (0.52)% to  (1.38)%
   2015............................. 1.45% to 2.30%   767,178 29.21 to 19.15 21,895   0.05%    (3.36)% to  (4.20)%
   2014............................. 1.45% to 2.30% 1,126,370 30.23 to 19.99 33,343   0.01%     18.33% to   17.31%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2018............................. 1.15% to 1.60%   231,022 17.43 to 16.53  3,886   1.50%    (5.96)% to  (6.39)%
   2017............................. 1.15% to 1.60%   278,057 18.53 to 17.66  4,991   1.46%     17.81% to   17.28%
   2016............................. 1.15% to 1.60%   318,210 15.73 to 15.06  4,859   1.54%     13.67% to   13.16%
   2015............................. 1.15% to 1.60%   338,426 13.84 to 13.31  4,557   1.67%    (5.40)% to  (5.83)%
   2014............................. 1.15% to 1.60%   432,408 14.63 to 14.13  6,169   2.15%     12.31% to   11.80%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2018............................. 1.45% to 2.35%   467,731 16.55 to 14.87  7,448   1.29%    (6.38)% to  (7.24)%
   2017............................. 1.45% to 2.45%   583,700 17.68 to 15.86  9,961   1.38%     17.29% to   16.10%
   2016............................. 1.45% to 2.45%   575,027 15.08 to 13.66  8,381   1.67%     13.12% to   11.98%
   2015............................. 1.45% to 2.45%   444,855 13.33 to 12.20  5,674   1.62%    (5.82)% to  (6.78)%
   2014............................. 1.45% to 2.45%   564,374 14.15 to 13.09  7,671   1.98%     11.84% to   10.70%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2018............................. 1.15% to 2.30%   770,584 31.85 to 10.38 12,735   1.46%    (9.93)% to (10.98)%
   2017............................. 1.15% to 2.30%   914,407 35.36 to 11.66 16,990   1.44%     13.52% to   12.20%
   2016............................. 1.15% to 2.30%   870,195 31.15 to 10.39 15,224   1.48%     11.70% to   10.41%
   2015............................. 1.15% to 2.30% 1,342,584 27.89 to  9.41 18,994   1.40%    (3.98)% to  (5.10)%
   2014............................. 1.15% to 2.30% 1,933,536 29.04 to  9.92 26,732   1.82%     10.42% to (10.82)%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
   Service Class Shares
   2018............................. 1.45% to 1.85%   253,105 27.52 to 21.56  4,767   0.44%    (7.08)% to  (7.46)%
   2017............................. 1.45% to 1.85%   296,647 29.62 to 23.30  5,957   0.55%     21.25% to   20.76%
   2016............................. 1.45% to 1.95%   320,659 24.43 to 18.84  5,309   0.57%      6.75% to    6.21%
   2015............................. 1.45% to 1.95%   370,130 22.88 to 17.74  5,733   0.68%    (1.50)% to  (2.00)%
   2014............................. 1.45% to 1.95%   436,811 23.23 to 18.10  6,863   0.76%      9.11% to    8.55%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                             Net   Investment
                                  % of Average                            Assets   Income
                                 Net Assets (1)   Units     Unit Value     000s  Ratio (2)    Total Return (3)
                                 -------------- --------- --------------- ------ ---------- --------------------
 MFS(R) New Discovery Series --
   Service Class Shares
   2018......................... 1.15% to 2.30%   504,833  34.59 to 22.65 11,086   0.00%     (2.85)% to  (3.99)%
   2017......................... 1.15% to 2.30%   648,451  35.60 to 23.59 14,585   0.00%      24.88% to   23.44%
   2016......................... 1.15% to 2.30%   663,903  28.51 to 19.11 12,301   0.00%       7.55% to    6.30%
   2015......................... 1.15% to 2.30%   790,831  26.51 to 17.98 13,662   0.00%     (3.27)% to  (4.40)%
   2014......................... 1.15% to 2.30%   997,867  27.40 to 18.81 17,853   0.00%     (8.56)% to  (9.62)%
 MFS(R) Total Return Series --
   Service Class Shares
   2018......................... 1.45% to 2.55% 2,530,043  19.77 to 12.14 37,918   1.94%     (7.24)% to  (8.29)%
   2017......................... 1.45% to 2.55% 2,899,860  21.32 to 13.23 46,828   2.15%      10.41% to    9.18%
   2016......................... 1.45% to 2.55% 3,278,568  19.31 to 12.12 48,180   2.71%       7.24% to    6.05%
   2015......................... 1.45% to 2.55% 3,461,844  18.00 to 11.43 47,611   2.35%     (2.02)% to  (3.11)%
   2014......................... 1.45% to 2.55% 3,952,024  18.38 to 11.80 55,659   1.69%       6.67% to    5.48%
 MFS(R) Utilities Series --
   Service Class Shares
   2018......................... 1.45% to 2.20%   481,645  41.77 to 23.92 13,016   0.84%     (0.66)% to  (1.42)%
   2017......................... 1.45% to 2.20%   564,347  42.04 to 24.27 15,293   3.90%      12.84% to   11.98%
   2016......................... 1.45% to 2.20%   700,916  37.26 to 21.67 16,772   3.44%       9.63% to    8.80%
   2015......................... 1.45% to 2.20%   790,491  33.99 to 19.92 17,322   3.86%    (15.99)% to (16.63)%
   2014......................... 1.45% to 2.20%   909,300  40.46 to 23.89 23,852   1.90%      10.84% to    9.99%
MFS(R) Variable Insurance Trust II
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
   Service Class Shares
   2018......................... 1.45% to 2.30%   471,532  12.70 to 12.29  5,961   0.32%     (0.89)% to  (1.75)%
   2017......................... 1.45% to 2.30%   649,434  12.81 to 12.51  8,292   0.42%      26.25% to   25.16%
   2016......................... 1.45% to 2.30%   728,673  10.15 to  9.99  7,379   0.38%       4.31% to    3.41%
   2015......................... 1.45% to 2.30%   752,771   9.73 to  9.66  7,317   0.47%     (3.53)% to  (4.36)%
 MFS(R) Strategic Income
   Portfolio -- Service
   Class Shares
   2018......................... 1.45% to 1.45%     2,405  10.70 to 10.70     26   3.81%     (3.53)% to  (3.53)%
   2017......................... 1.45% to 1.45%     2,592  11.09 to 11.09     29   4.37%       4.35% to    4.35%
   2016......................... 1.45% to 1.45%     3,021  10.63 to 10.63     32   2.96%       6.44% to    6.44%
   2015......................... 1.45% to 1.45%     2,133   9.99 to  9.99     21   4.94%     (3.48)% to  (3.48)%
   2014......................... 1.45% to 1.45%     2,710  10.35 to 10.35     28   3.06%       1.49% to    1.49%
Oppenheimer Variable Account Funds
 Oppenheimer Capital
   Appreciation Fund/VA --
   Non-Service Shares
   2018......................... 1.15% to 1.60%   484,217 105.63 to 19.17 22,209   0.33%     (6.82)% to  (7.24)%
   2017......................... 1.15% to 1.60%   581,375 113.36 to 20.66 28,780   0.23%      25.38% to   24.81%
   2016......................... 1.15% to 1.60%   683,004  90.41 to 16.55 27,894   0.41%     (3.33)% to  (3.76)%
   2015......................... 1.15% to 1.60%   784,080  93.52 to 17.20 32,998   0.09%       2.35% to    1.89%
   2014......................... 1.15% to 1.60%   897,175  91.37 to 16.88 36,968   0.45%      14.08% to   13.57%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Expense as a                            Net    Investment
                                 % of Average                           Assets    Income
                                Net Assets (1)   Units     Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2018........................ 1.45% to 2.10%   181,202 23.23 to 16.62   3,765   0.00%     (7.33)% to  (7.94)%
   2017........................ 1.45% to 2.10%   207,692 25.07 to 18.05   4,645   0.01%      24.68% to   23.86%
   2016........................ 1.45% to 2.10%   243,018 20.11 to 14.57   4,386   0.11%     (3.84)% to  (4.47)%
   2015........................ 1.45% to 2.10%   310,174 20.91 to 15.26   5,764   0.00%       1.77% to    1.10%
   2014........................ 1.45% to 2.10%   354,443 20.54 to 15.09   6,506   0.18%      13.46% to   12.71%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   331,475 47.01 to 14.33   9,405   1.98%     (6.42)% to  (6.84)%
   2017........................ 1.15% to 1.60%   349,035 50.23 to 15.38  10,783   1.95%       8.00% to    7.51%
   2016........................ 1.15% to 1.60%   375,945 46.51 to 14.30  11,158   2.39%       4.05% to    3.58%
   2015........................ 1.15% to 1.60%   402,826 44.70 to 13.81  11,608   2.23%     (0.33)% to  (0.78)%
   2014........................ 1.15% to 1.60%   461,073 44.85 to 13.92  13,513   2.06%       6.95% to    6.47%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Service Shares
   2018........................ 1.45% to 2.55% 1,637,908 12.22 to  8.40  16,895   1.73%     (6.91)% to  (7.95)%
   2017........................ 1.45% to 2.55% 1,871,679 13.13 to  9.12  20,762   1.74%       7.37% to    6.18%
   2016........................ 1.45% to 2.55% 2,125,261 12.22 to  8.59  22,007   2.17%       3.44% to    2.29%
   2015........................ 1.45% to 2.55% 2,185,061 11.82 to  8.40  22,063   2.02%     (0.89)% to  (2.00)%
   2014........................ 1.45% to 2.55% 2,531,912 11.92 to  8.57  25,907   1.80%       6.45% to    5.26%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   374,862 92.62 to 18.57  19,640   0.00%     (7.17)% to  (7.59)%
   2017........................ 1.15% to 1.60%   432,839 99.77 to 20.09  24,387   0.03%      27.31% to   26.74%
   2016........................ 1.15% to 1.60%   507,574 78.37 to 15.85  22,242   0.00%       1.16% to    0.70%
   2015........................ 1.15% to 1.60%   585,281 77.47 to 15.74  25,561   0.00%       5.38% to    4.90%
   2014........................ 1.15% to 1.60%   647,143 73.51 to 15.01  26,705   0.00%       4.57% to    4.09%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Service Shares
   2018........................ 1.45% to 1.70%   267,456 26.27 to 25.16   6,940   0.00%     (7.67)% to  (7.91)%
   2017........................ 1.45% to 1.70%   297,883 28.45 to 27.32   8,383   0.00%      26.60% to   26.28%
   2016........................ 1.45% to 1.70%   293,900 22.48 to 21.63   6,550   0.00%       0.60% to    0.35%
   2015........................ 1.45% to 1.85%   336,364 22.34 to 16.95   7,457   0.00%       4.81% to    4.38%
   2014........................ 1.45% to 1.85%   147,843 21.32 to 16.23   3,123   0.00%       3.99% to    3.57%
 Oppenheimer Global Fund/VA --
   Service Shares
   2018........................ 1.45% to 2.55% 2,993,966 32.33 to 12.47  59,097   0.82%    (14.66)% to (15.62)%
   2017........................ 1.45% to 2.55% 3,989,415 37.88 to 14.78  85,383   0.75%      34.35% to   32.86%
   2016........................ 1.45% to 2.55% 4,229,281 28.19 to 11.13  66,987   0.87%     (1.60)% to  (2.70)%
   2015........................ 1.45% to 2.55% 6,026,230 28.65 to 11.44 100,044   1.05%       2.17% to    1.03%
   2014........................ 1.45% to 2.55% 6,676,251 28.04 to 11.32 108,068   0.82%       0.58% to  (0.55)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Expense as a                            Net    Investment
                                 % of Average                           Assets    Income
                                Net Assets (1)   Units     Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Global Strategic
   Income Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   271,723 10.30 to 10.01   2,756   4.96%     (5.50)% to  (5.93)%
   2017........................ 1.15% to 1.60%   317,036 10.90 to 10.64   3,410   2.33%       5.05% to    4.58%
   2016........................ 1.15% to 1.60%   370,143 10.37 to 10.18   3,800   5.06%       5.31% to    4.84%
   2015........................ 1.15% to 1.60%   417,605  9.85 to  9.71   4,080   5.85%     (3.38)% to  (3.82)%
   2014........................ 1.15% to 1.60%   468,622 10.19 to 10.09   4,751   4.35%       1.66% to    1.20%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2018........................ 1.45% to 2.55% 6,477,488 25.30 to 13.84 106,779   0.83%     (9.44)% to (10.45)%
   2017........................ 1.45% to 2.55% 5,972,530 27.93 to 15.46 109,416   1.04%      14.95% to   13.67%
   2016........................ 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227   0.71%       9.69% to    8.47%
   2015........................ 1.45% to 2.55% 5,780,439 22.15 to 12.54  85,090   0.66%       1.61% to    0.48%
   2014........................ 1.45% to 2.55% 6,848,063 21.80 to 12.48  99,834   0.58%       8.80% to    7.59%
 Oppenheimer Main Street Small
   Cap Fund(R)/VA --
   Service Shares
   2018........................ 1.45% to 2.55% 1,209,301 34.53 to 14.37  27,499   0.06%    (11.84)% to (12.83)%
   2017........................ 1.45% to 2.55% 1,764,040 39.16 to 16.48  44,261   0.66%      12.26% to   11.01%
   2016........................ 1.45% to 2.55% 2,224,035 34.89 to 14.85  50,574   0.27%      15.97% to   14.68%
   2015........................ 1.45% to 2.55% 3,078,484 30.08 to 12.95  56,932   0.64%     (7.46)% to  (8.49)%
   2014........................ 1.45% to 2.55% 3,580,428 32.50 to 14.15  74,081   0.72%      10.04% to    8.81%
 Oppenheimer Total Return
   Bond Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   429,783 28.11 to 11.67   8,094   3.33%     (2.17)% to  (2.61)%
   2017........................ 1.15% to 1.60%   504,740 28.73 to 11.99   9,660   2.44%       3.39% to    2.92%
   2016........................ 1.15% to 1.60%   576,236 27.79 to 11.65  10,454   3.68%       2.08% to    1.63%
   2015........................ 1.15% to 1.60%   642,440 27.22 to 11.46  11,554   4.07%     (0.20)% to  (0.65)%
   2014........................ 1.15% to 1.60%   732,970 27.28 to 11.54  13,217   5.33%       6.03% to    5.55%
PIMCO Variable Insurance Trust
 All Asset Portfolio --
   Advisor Class Shares
   2018........................ 1.45% to 1.95%   418,106 14.54 to 13.56   5,902   3.00%     (6.83)% to  (7.30)%
   2017........................ 1.45% to 1.95%   475,796 15.61 to 14.63   7,232   4.31%      11.74% to   11.17%
   2016........................ 1.45% to 2.20%   549,188 13.97 to 12.78   7,488   2.29%      11.27% to   10.43%
   2015........................ 1.45% to 2.20%   655,747 12.55 to 11.57   8,052   3.06%    (10.50)% to (11.19)%
   2014........................ 1.45% to 2.20%   791,211 14.03 to 13.03  10,890   4.87%     (1.00)% to  (1.76)%
 High Yield Portfolio --
   Administrative Class Shares
   2018........................ 1.45% to 2.55% 2,234,519 20.44 to 13.46  40,479   5.09%     (4.07)% to  (5.14)%
   2017........................ 1.45% to 2.55% 2,282,326 21.31 to 14.19  43,833   4.87%       5.07% to    3.90%
   2016........................ 1.45% to 2.55% 2,587,388 20.28 to 13.66  48,057   5.25%      10.82% to    9.59%
   2015........................ 1.45% to 2.55% 5,300,327 18.30 to 12.47  83,624   5.25%     (3.07)% to  (4.15)%
   2014........................ 1.45% to 2.55% 4,895,798 18.88 to 13.01  83,952   5.28%       1.84% to    0.70%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                      Expense as a                             Net    Investment
                                      % of Average                            Assets    Income
                                     Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                     -------------- ---------- -------------- ------- ---------- -------------------
 International Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2018............................. 1.50% to 1.70%    109,339 20.09 to 19.35   2,166   1.31%      0.58% to    0.38%
   2017............................. 1.50% to 1.70%    117,382 19.97 to 19.27   2,313   4.03%      1.23% to    1.02%
   2016............................. 1.50% to 1.70%    160,909 19.73 to 19.08   3,124   1.41%      4.88% to    4.67%
   2015............................. 1.50% to 1.70%    185,736 18.81 to 18.23   3,444   2.90%    (1.21)% to  (1.41)%
   2014............................. 1.50% to 1.70%    215,190 19.04 to 18.49   4,052   1.82%      9.49% to    9.27%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2018............................. 1.45% to 2.55%  1,818,776 19.24 to 15.17  34,646   2.40%    (3.80)% to  (4.88)%
   2017............................. 1.45% to 2.55%  1,706,498 20.00 to 15.95  34,651   2.17%      7.38% to    6.18%
   2016............................. 1.45% to 2.55%  1,922,497 18.63 to 15.02  36,780   1.89%    (0.78)% to  (1.89)%
   2015............................. 1.45% to 2.35%    775,453 18.78 to 16.67  17,253   2.06%    (2.82)% to  (3.71)%
   2014............................. 1.45% to 2.35%    921,205 19.32 to 17.31  20,909   2.30%     22.22% to   21.10%
 Low Duration Portfolio --
   Administrative Class Shares
   2018............................. 1.45% to 2.55%  3,842,840 12.22 to 10.36  44,146   1.93%    (1.12)% to  (2.23)%
   2017............................. 1.45% to 2.55%  3,735,829 12.36 to 10.59  43,446   1.34%    (0.12)% to  (1.23)%
   2016............................. 1.45% to 2.55%  3,835,039 12.37 to 10.73  44,857   1.51%    (0.06)% to  (1.17)%
   2015............................. 1.45% to 2.55%  6,541,673 12.38 to 10.85  76,352   2.77%    (1.14)% to  (2.24)%
   2014............................. 1.45% to 2.55% 15,659,839 12.52 to 11.10 184,450   1.13%    (0.61)% to  (1.72)%
 Total Return Portfolio --
   Administrative Class Shares
   2018............................. 1.15% to 2.55% 10,578,875 16.66 to 12.77 165,306   2.52%    (1.68)% to  (3.08)%
   2017............................. 1.15% to 2.55% 13,884,221 16.94 to 13.18 219,063   2.02%      3.71% to    2.25%
   2016............................. 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475   2.09%      1.50% to    0.07%
   2015............................. 1.15% to 2.55% 18,775,625 16.09 to 12.88 284,510   5.04%    (0.71)% to  (2.11)%
   2014............................. 1.15% to 2.55% 16,532,808 16.21 to 13.16 260,145   2.14%      3.08% to    1.62%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2018............................. 1.45% to 1.85%    269,561 41.30 to 29.74   4,093   0.00%    (3.24)% to  (3.64)%
   2017............................. 1.45% to 1.85%    341,457 42.68 to 30.86   5,427   0.00%     29.23% to   28.70%
   2016............................. 1.45% to 1.85%    656,436 33.03 to 23.98   7,066   0.00%      4.45% to    4.03%
   2015............................. 1.45% to 2.00%  1,511,920 31.62 to 22.63  16,265   0.00%      6.67% to    6.08%
   2014............................. 1.45% to 1.85%    435,509 29.64 to 21.70   5,025   0.00%     15.74% to   15.27%
State Street Variable Insurance
  Series Funds, Inc.
 Income V.I.S. Fund --
   Class 1 Shares
   2018............................. 0.75% to 2.30%  1,101,994 17.59 to 10.93  15,782   2.12%    (2.17)% to  (3.70)%
   2017............................. 0.75% to 2.30%  1,252,511 17.98 to 11.35  18,445   1.97%      2.47% to    0.88%
   2016............................. 0.75% to 2.30%  1,513,016 17.54 to 11.25  22,059   1.74%      2.21% to    0.62%
   2015............................. 0.75% to 2.35%  1,702,881 17.16 to 11.26  24,410   2.10%    (1.17)% to  (2.76)%
   2014............................. 0.75% to 2.35%  1,953,175 17.37 to 11.58  28,535   2.17%      4.33% to    2.65%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares
   2018.......................... 0.75% to 2.10%  1,101,406 23.66 to 21.51  24,920   0.13%     (3.39)% to  (4.72)%
   2017.......................... 0.75% to 2.10%  1,281,157 24.49 to 22.58  30,374   0.31%      27.38% to   25.66%
   2016.......................... 0.75% to 2.10%  1,481,093 19.23 to 17.97  27,772   0.49%       1.70% to    0.32%
   2015.......................... 0.75% to 2.10%  1,661,850 18.90 to 17.91  30,959   0.46%       2.52% to    1.13%
   2014.......................... 0.75% to 2.10%  1,840,075 18.44 to 17.71  33,758   0.47%      13.20% to   11.66%
 Real Estate Securities V.I.S.
   Fund -- Class 1 Shares
   2018.......................... 0.75% to 2.55%  1,283,920 51.63 to 13.38  40,405   2.42%     (6.42)% to  (8.13)%
   2017.......................... 0.75% to 2.55%  1,424,736 55.18 to 14.57  49,404   1.54%       5.05% to    3.15%
   2016.......................... 0.75% to 2.55%  1,730,701 52.52 to 14.12  58,910   2.31%       7.19% to    5.26%
   2015.......................... 0.75% to 2.55%  2,028,003 49.00 to 13.42  63,576   1.69%       3.78% to    1.90%
   2014.......................... 0.75% to 2.55%  2,413,755 47.22 to 13.17  73,692   1.64%      30.91% to   28.54%
 S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares
   2018.......................... 0.75% to 2.30%  4,870,590 20.47 to 19.48 130,223   1.64%     (5.45)% to  (6.93)%
   2017.......................... 0.75% to 2.30%  5,498,219 21.65 to 20.93 158,837   1.76%      20.60% to   18.72%
   2016.......................... 0.75% to 2.30%  6,092,527 17.95 to 17.63 147,455   1.87%      10.78% to    9.05%
   2015.......................... 0.75% to 2.35%  6,549,734 16.21 to 14.81 145,375   2.15%       0.32% to  (1.30)%
   2014.......................... 0.75% to 2.35%  7,374,743 16.15 to 15.01 165,498   1.60%      12.43% to   10.62%
 Small-Cap Equity V.I.S.
   Fund -- Class 1 Shares
   2018.......................... 1.15% to 2.30%    859,762 33.36 to 18.74  26,186   0.00%    (10.74)% to (11.79)%
   2017.......................... 1.15% to 2.30%  1,018,621 37.37 to 21.24  34,982   0.00%      11.42% to   10.12%
   2016.......................... 1.15% to 2.30%  1,184,299 33.54 to 19.29  36,669   0.00%      22.34% to   20.93%
   2015.......................... 1.15% to 2.30%  1,314,746 27.42 to 15.95  33,273   0.00%     (5.23)% to  (6.33)%
   2014.......................... 1.15% to 2.30%  1,402,842 28.93 to 17.03  37,546   0.00%       2.58% to    1.38%
 Total Return V.I.S. Fund --
   Class 1 Shares
   2018.......................... 0.75% to 2.30% 42,795,149 19.00 to 13.74 721,183   2.16%     (7.05)% to  (8.51)%
   2017.......................... 0.75% to 2.30% 45,934,260 20.45 to 15.02 841,510   2.01%      14.71% to   12.93%
   2016.......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30 782,552   1.87%       5.55% to    3.91%
   2015.......................... 0.75% to 2.30% 51,257,510 16.89 to 12.80 791,790   1.68%     (1.87)% to  (3.41)%
   2014.......................... 0.75% to 2.30% 58,415,695 17.21 to 13.25 922,904   1.64%       4.53% to    2.90%
 Total Return V.I.S. Fund --
   Class 3 Shares
   2018.......................... 1.45% to 2.55% 38,387,797 13.67 to 10.79 467,141   1.79%     (7.97)% to  (9.00)%
   2017.......................... 1.45% to 2.55% 46,322,370 14.85 to 11.85 615,662   1.63%      13.60% to   12.33%
   2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174   1.52%       4.55% to    3.38%
   2015.......................... 1.45% to 2.55% 66,025,483 12.51 to 10.21 748,990   1.44%     (2.77)% to  (3.86)%
   2014.......................... 1.45% to 2.55% 75,427,525 12.86 to 10.62 883,287   1.40%       3.55% to    2.39%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 U.S. Equity V.I.S. Fund --
   Class 1 Shares
   2018............................ 0.75% to 1.85%   961,239 21.46 to 19.99 19,507   0.80%     (4.13)% to  (5.19)%
   2017............................ 0.75% to 1.85% 1,122,669 22.38 to 21.09 23,908   0.75%      19.02% to   17.70%
   2016............................ 0.75% to 1.85% 1,264,220 18.80 to 17.92 22,936   1.13%       8.49% to    7.29%
   2015............................ 0.75% to 1.85% 1,586,449 17.33 to 16.70 27,033   1.04%     (3.04)% to  (4.11)%
   2014............................ 0.75% to 1.85% 1,698,913 17.87 to 17.41 30,273   0.92%      11.93% to   10.69%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2018............................ 1.15% to 1.60%   948,595 41.41 to 17.38 24,702   0.00%       1.02% to    0.57%
   2017............................ 1.15% to 1.60% 1,088,395 40.99 to 17.28 28,030   0.00%      26.99% to   26.42%
   2016............................ 1.15% to 1.60% 1,231,571 32.28 to 13.67 25,240   0.00%     (1.97)% to  (2.41)%
   2015............................ 1.15% to 1.60% 1,416,213 32.93 to 14.00 29,781   0.00%       0.55% to    0.09%
   2014............................ 1.15% to 1.60% 1,570,602 32.75 to 13.99 33,343   0.15%       9.71% to    9.21%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2018............................ 1.15% to 1.60%   721,107 27.39 to 20.00 17,042   0.00%       0.26% to  (0.19)%
   2017............................ 1.15% to 1.60%   846,955 27.31 to 20.04 20,024   0.00%      27.26% to   26.68%
   2016............................ 1.15% to 1.60% 1,003,019 21.46 to 15.82 18,672   0.00%       5.02% to    4.55%
   2015............................ 1.15% to 1.60% 1,128,630 20.44 to 15.13 20,045   0.00%     (4.43)% to  (4.86)%
   2014............................ 1.15% to 1.60% 1,285,786 21.39 to 15.90 24,154   0.00%     (0.72)% to  (1.17)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2018............................ 1.45% to 2.30%   158,163 33.94 to 19.30  4,894   0.00%     (7.10)% to  (7.90)%
   2017............................ 1.45% to 2.30%   184,615 36.54 to 20.95  6,143   0.00%      27.87% to   26.77%
   2016............................ 1.45% to 2.30%   213,849 28.57 to 16.53  5,491   0.00%     (0.23)% to  (1.09)%
   2015............................ 1.45% to 2.30%   241,257 28.64 to 16.71  6,242   0.00%       4.33% to    3.43%
   2014............................ 1.45% to 2.30%   282,631 27.45 to 16.16  7,005   0.00%       5.16% to    4.25%
 Jennison Portfolio --
   Class II Shares
   2018............................ 1.45% to 2.30%   146,007 34.87 to 22.85  4,864   0.00%     (2.62)% to  (3.47)%
   2017............................ 1.45% to 2.30%   163,659 35.81 to 23.67  5,576   0.00%      34.16% to   33.01%
   2016............................ 1.45% to 2.30%   168,178 26.69 to 17.80  4,273   0.00%     (2.72)% to  (3.55)%
   2015............................ 1.45% to 2.30%   267,063 27.44 to 18.45  7,026   0.00%       9.42% to    8.48%
   2014............................ 1.45% to 2.30%   112,321 25.07 to 17.01  2,549   0.00%       7.99% to    7.06%
 Natural Resources Portfolio --
   Class II Shares
   2018............................ 1.45% to 2.55% 5,833,693  11.55 to 5.08 32,878   0.00%    (19.61)% to (20.51)%
   2017............................ 1.45% to 2.55% 4,833,745  14.37 to 6.39 34,397   0.00%     (1.97)% to  (3.06)%
   2016............................ 1.45% to 2.55% 3,243,289  14.66 to 6.59 24,862   0.00%      23.02% to   21.65%
   2015............................ 1.45% to 2.55% 2,722,626  11.92 to 5.42 17,314   0.00%    (29.88)% to (30.67)%
   2014............................ 1.45% to 2.55% 2,499,308  17.00 to 7.81 23,988   0.00%    (20.96)% to (21.84)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                        Expense as a                          Net   Investment
                                        % of Average                         Assets   Income
                                       Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 SP International Growth Portfolio --
   Class II Shares
   2018............................... 1.55% to 1.55%      14 12.10 to 12.10     0    0.00%    (14.55)% to (14.55)%
   2017............................... 1.55% to 1.55%      63 14.16 to 14.16     1    0.00%      33.33% to   33.33%
   2016............................... 1.55% to 1.55%     115 10.62 to 10.62     1    0.00%     (5.64)% to  (5.64)%
   2015............................... 1.55% to 1.55%     172 11.25 to 11.25     2    0.00%       1.49% to    1.49%
   2014............................... 1.55% to 1.55%     229 11.09 to 11.09     3    0.00%     (7.57)% to  (7.57)%
 SP Prudential U.S. Emerging Growth
   Portfolio -- Class II Shares
   2018............................... 1.55% to 1.55%     653 23.67 to 23.67    15    0.00%     (9.60)% to  (9.60)%
   2017............................... 1.55% to 1.55%     671 26.18 to 26.18    18    0.00%      20.06% to   20.06%
   2016............................... 1.55% to 1.55%     686 21.81 to 21.81    15    0.00%       2.21% to    2.21%
   2015............................... 1.55% to 1.55%     704 21.34 to 21.34    15    0.00%     (4.24)% to  (4.24)%
   2014............................... 1.55% to 1.55%   1,170 22.28 to 22.28    26    0.00%       7.46% to    7.46%
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2018............................... 1.45% to 1.95% 272,196 25.48 to 24.41 6,896    0.00%     (1.19)% to  (1.69)%
   2017............................... 1.45% to 1.95% 312,906 25.79 to 24.83 8,030    0.01%      32.65% to   31.98%
   2016............................... 1.45% to 1.95% 121,717 19.44 to 18.81 2,358    0.00%     (0.94)% to  (1.44)%
   2015............................... 1.45% to 1.95% 156,144 19.62 to 19.08 3,055    0.00%     (0.13)% to  (0.63)%
   2014............................... 1.45% to 1.95% 189,559 19.65 to 19.21 3,716    0.00%       2.36% to    1.84%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                        Statutory Financial Statements

                 Years Ended December 31, 2018, 2017 and 2016

                  (With Independent Auditors' Report Thereon)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                    INDEX TO STATUTORY FINANCIAL STATEMENTS

                                                                            PAGE
                                                                            ----
Independent Auditors' Report............................................... F-1

Statutory Statements of Admitted Assets, Liabilities and Capital and
  Surplus.................................................................. F-3

Statutory Statements of Summary of Operations.............................. F-5

Statutory Statements of Changes in Capital and Surplus..................... F-6

Statutory Statements of Cash Flow.......................................... F-7

Notes to Statutory Financial Statements.................................... F-9

                         Independent Auditors' Report

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying financial statements of Genworth Life and Annuity Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2018, and the related notes to the statutory financial statements.

Management's Responsibility for the Financial Statements

   Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

   Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

   An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

   We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

   As described in Note 1 to the financial statements, the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

   The effects on the financial statements of the variances between the statutory accounting practices described in Note 1/ /and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

   In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Genworth Life and Annuity Insurance Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

   In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Genworth Life and Annuity Insurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1.

/s/ KPMG LLP

Richmond, Virginia
April 22, 2019

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
                          December 31, 2018 and 2017
            (Dollar amounts in millions, except per share amounts)

                                2018      2017
                              --------- ---------
    Admitted Assets
Cash and invested assets:
   Bonds..................... $11,329.0 $11,278.2
   Preferred stocks --
     nonaffiliates...........      46.5      46.5
   Common stocks --
     affiliates..............     180.4     196.6
   Common stocks --
     nonaffiliates...........      24.0      16.1
   Mortgage loans............   1,867.2   1,775.4
   Real estate...............      12.1      10.8
   Contract loans............     507.5     522.4
   Cash, cash
     equivalents and
     short-term
     investments.............     307.2     360.0
   Other invested assets.....      84.0      93.8
   Receivable for
     securities..............       4.9       5.2
   Derivative assets.........      42.3      82.7
   Securities lending
     reinvested
     collateral..............      24.0      43.5
                              --------- ---------
       Total cash and
         invested assets.....  14,429.1  14,431.2

Amounts recoverable from
  reinsurers and funds
  held.......................     471.4     466.0
Deferred tax asset...........     153.3     109.8
Guaranty funds receivable....       7.4       8.0
Premiums and accounts
  receivable.................     492.4     519.5
Investment income due
  and accrued................     131.5     128.1
Receivable from parent,
  subsidiaries and
  affiliates.................        --      30.5
Current Federal and
  foreign income tax
  recoverable and
  interest thereon...........      24.9       0.8
Other assets.................      23.0      28.5
Separate account assets......   5,451.1   6,722.1
                              --------- ---------
       Total admitted
         assets.............. $21,184.1 $22,444.5
                              ========= =========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus --
                                   Continued
                          December 31, 2018 and 2017
            (Dollar amounts in millions, except per share amounts)

                                 2018       2017
                              ---------  ---------
Liabilities and Capital
      and Surplus
Liabilities
   Aggregate reserves --
     life.................... $ 7,188.3  $ 7,229.2
   Aggregate reserves --
     annuity contracts.......   4,811.3    4,816.5
   Aggregate reserves --
     accident and health
     policies................       1.3        1.5
   Liability for
     deposit-type
     contracts...............     775.9      647.8
   Liability for policy
     and contract claims.....     107.9       91.0
   Policyholders
     dividends...............       0.3        0.3
   Premiums and annuity
     considerations
     received in advance.....       6.5        7.5
   Other amounts payable
     on reinsurance..........     127.3      133.7
   Interest maintenance
     reserve.................      25.0       37.4
   Commissions payable.......       0.2        0.4
   General expenses due
     or accrued..............       1.5        1.9
   Transfers to separate
     accounts due or
     accrued.................     (14.2)     (34.9)
   Taxes, licenses, and
     fees due or accrued.....       9.2       11.6
   Current Federal
     income tax payable......        --        6.6
   Unearned investment
     income..................       7.2        7.6
   Amounts withheld or
     retained by company
     as agent or trustee.....      11.3       11.8
   Remittances and items
     not allocated...........      22.0       30.3
   Asset valuation
     reserve.................      75.2       98.9
   Payable to parent,
     subsidiaries and
     affiliates..............       4.6         --
   Funds held under
     coinsurance and
     treaties with
     unauthorized
     reinsurers..............   1,379.6    1,253.0
   Payable for
     securities lending......      24.0       43.5
   Payable for securities....       4.6        7.0
   Derivative liabilities....        --        2.0
   Payable for
     collateral received
     from derivatives
     counterparties..........      10.1       29.0
   Separate account
     liabilities.............   5,451.1    6,722.1
                              ---------  ---------
       Total liabilities.....  20,030.2   21,155.7
                              ---------  ---------
Capital and surplus:
   Common stock, Class A
     ($1,000 par value.
     50,000 shares
     authorized; 25,651
     shares issued and
     outstanding)............      25.6       25.6
   Paid in surplus...........   1,456.7    1,456.7
   Unassigned deficit........    (328.4)    (193.5)
                              ---------  ---------
       Total capital and
         surplus.............   1,153.9    1,288.8
                              ---------  ---------
       Total liabilities
         and capital and
         surplus............. $21,184.1  $22,444.5
                              =========  =========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Statutory Statements of Summary of Operations
                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                                    2018      2017       2016
                                  --------  --------  ---------
Revenues:
   Premiums and annuity
     considerations.............. $    6.4  $  520.7  $(2,356.6)
   Considerations for
     supplementary
     contracts with life
     contingencies...............     17.1      18.8       18.1
   Net investment income.........    639.8     669.2      741.6
   Amortization of
     interest
     maintenance reserve.........       --        --       (2.8)
   Commissions and
     expense allowances
     on reinsurance ceded........    274.2     143.8    3,325.3
   Reserve adjustments
     on reinsurance ceded........    (11.4)    (82.7)    (404.5)
   Income from fees
     associated with
     investment
     management,
     administration, and
     contract guarantees
     from separate
     accounts....................    116.2     124.7      127.2
   Other income..................     29.2      28.5       26.1
                                  --------  --------  ---------
       Total revenues............  1,071.5   1,423.0    1,474.4
                                  --------  --------  ---------
Benefits:
   Death benefits................    400.2     441.2      417.2
   Matured endowments............      3.0       2.4        1.4
   Annuity benefits..............    402.5     417.8      414.9
   Disability benefits
     and benefits under
     accident and health
     policies....................      3.9       4.1        4.5
   Surrender benefits
     and other fund
     withdrawals.................    701.7     783.8      735.7
   Payments on
     supplementary
     contracts with life
     contingencies...............     13.4      12.8       12.1
   Interest and
     adjustments on
     contracts or
     deposit-type
     contract funds..............     25.4      24.5       25.2
   Increase (decrease)
     in aggregate
     reserves -- life,
     annuity and
     accident and health.........    (46.3)    233.2     (333.4)
                                  --------  --------  ---------
       Total benefits............  1,503.8   1,919.8    1,277.6
                                  --------  --------  ---------
Expenses:
   Commissions...................    124.5     188.6      560.7
   General insurance
     expenses....................    137.4     140.8      166.6
   Insurance taxes,
     licenses, and fees,
     excluding Federal
     income taxes................     25.4      25.3       33.0
   Net transfer from
     separate accounts...........   (565.6)   (607.7)    (575.8)
   Other expenses................     57.1    (250.2)      85.2
                                  --------  --------  ---------
       Total expenses............   (221.2)   (503.2)     269.7
                                  --------  --------  ---------
       Total benefits
         and expenses............  1,282.6   1,416.6    1,547.3
                                  --------  --------  ---------
          Gain (loss)
            before
            Federal
            income taxes
            and realized
            capital
            gains
            (losses), net........   (211.1)      6.4      (72.9)
Federal and foreign
  income taxes...................    (18.8)     51.9      120.4
                                  --------  --------  ---------
          Loss before
            realized
            capital
            gains
            (losses).............   (192.3)    (45.5)    (193.3)
Realized capital gains
  (losses), net..................    (17.2)     13.4     (107.9)
                                  --------  --------  ---------
          Net loss............... $ (209.5) $  (32.1) $  (301.2)
                                  ========  ========  =========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

            Statutory Statements of Changes in Capital and Surplus
                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                           Common stock
                           -------------
                                                   Unassigned
                                          Paid in   surplus
                           Amount Shares  surplus  (deficit)    Total
                           ------ ------ --------  ---------- --------
Balances as of
  December 31, 2015....... $25.6  25,651 $1,485.2   $ 158.0   $1,668.8
   Net loss...............    --      --       --    (301.2)    (301.2)
   Change in net
     unrealized capital
     gains and losses.....    --      --       --      34.0       34.0
   Change in net
     deferred tax assets..    --      --       --    (209.5)    (209.5)
   Change in nonadmitted
     assets...............    --      --       --     213.9      213.9
   Change in liability
     for reinsurance in
     unauthorized
     companies............    --      --       --      59.7       59.7
   Change in asset
     valuation reserve....    --      --       --     (10.9)     (10.9)
   Payment under tax
     assumption agreement.    --      --    (36.0)       --      (36.0)
   Changes in surplus as
     a result of
     reinsurance..........    --      --       --      68.7       68.7
   Other..................    --      --      7.5      (7.5)        --
                           -----  ------ --------   -------   --------
Balances as of
  December 31, 2016.......  25.6  25,651  1,456.7       5.2    1,487.5
   Net loss...............    --      --       --     (32.1)     (32.1)
   Change in net
     unrealized capital
     gains and losses.....    --      --       --     (28.9)     (28.9)
   Change in net
     deferred tax assets..    --      --       --    (128.1)    (128.1)
   Change in nonadmitted
     assets...............    --      --       --      39.3       39.3
   Change in liability
     for reinsurance in
     unauthorized
     companies............    --      --       --       0.3        0.3
   Change in asset
     valuation reserve....    --      --       --       1.6        1.6
   Change in surplus as
     a result of
     reinsurance..........    --      --       --     (39.6)     (39.6)
   Prior period
     correction -
     universal life
     insurance reserves,
     net of tax benefit
     of $6.0..............    --      --       --     (11.2)     (11.2)
                           -----  ------ --------   -------   --------
Balances as of
  December 31, 2017.......  25.6  25,651  1,456.7    (193.5)   1,288.8
   Net loss...............    --      --       --    (209.5)    (209.5)
   Change in net
     unrealized capital
     gains and losses.....    --      --       --    (138.7)    (138.7)
   Change in net
     unrealized foreign
     exchange capital
     gains and losses.....    --      --       --      (0.5)      (0.5)
   Change in net
     deferred tax assets..    --      --       --      34.0       34.0
   Change in nonadmitted
     assets...............    --      --       --      13.1       13.1
   Change in asset
     valuation reserve....    --      --       --      23.7       23.7
   Change in surplus as
     a result of
     reinsurance..........    --      --       --      39.8       39.8
   Special tax
     allocation
     agreement with
     Genworth Financial...    --      --       --     103.2      103.2
                           -----  ------ --------   -------   --------
Balances as of
  December 31, 2018....... $25.6  25,651 $1,456.7   $(328.4)  $1,153.9
                           =====  ====== ========   =======   ========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Statutory Statements of Cash Flow
                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                                            2018      2017      2016
                                          --------  --------  --------
Cash flow from
  operations:
   Premiums collected
     net of reinsurance.................. $   30.6  $  503.9  $  302.4
   Net investment income.................    619.0     638.5     716.4
   Miscellaneous income..................    448.2     167.2     105.6
                                          --------  --------  --------
          Total cash
            provided
            from revenues................  1,097.8   1,309.6   1,124.4
                                          --------  --------  --------
   Benefit and loss
     related payments....................  1,445.1   1,565.3   1,145.3
   Net transfers from
     separate,
     segregated
     accounts, and
     protected cell
     accounts............................   (586.3)   (615.5)   (570.2)
   Commissions, expenses
     paid, and aggregate
     write-ins for
     deductions..........................    283.3     264.5     324.1
   Federal and foreign
     taxes paid, net of
     capital gains
     (losses)............................      6.3      16.4     127.7
                                          --------  --------  --------
          Total cash
            applied to
            benefits and
            general and
            other
            expenses.....................  1,148.4   1,230.7   1,026.9
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                operations...............    (50.6)     78.9      97.5
                                          --------  --------  --------
Cash flow from
  investments:
   Proceeds from
     investments sold,
     matured, or repaid:
       Bonds.............................  1,614.4   1,605.3   1,704.2
       Stocks............................      0.6      33.6     309.1
       Mortgage loans....................    210.9     135.5     215.8
       Real estate.......................      0.2        --      17.8
       Other invested
         assets..........................      7.7       8.9      10.1
       Miscellaneous
         proceeds........................     49.9     102.9       6.7
                                          --------  --------  --------
          Total
            investment
            proceeds.....................  1,883.7   1,886.2   2,263.7
                                          --------  --------  --------
   Cost of investments
     acquired (long-term
     only):
       Bonds.............................  1,663.3   1,393.6   1,683.0
       Stocks............................      8.5      11.8     117.5
       Mortgage loans....................    302.9     239.8     167.1
       Real estate.......................      1.9       0.9       0.1
       Other invested
         assets..........................      0.1      10.0       1.4
       Miscellaneous
         applications....................      2.5      34.9     128.4
                                          --------  --------  --------
          Total
            investments
            acquired.....................  1,979.2   1,691.0   2,097.5
   Net increase
     (decrease) in
     contract loans and
     premium notes.......................    (15.9)    (11.8)     30.9
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                investments..............    (79.6)    207.0     135.3
                                          --------  --------  --------
Cash flow from financing
  and miscellaneous
  sources:
   Cash provided
     (applied):
       Net deposits on
         deposit-type
         contracts and
         other insurance
         liabilities.....................      0.2    (165.5)   (213.4)
       Capital and paid
         in surplus,
         less treasury
         stock...........................       --        --     (28.5)
       Other cash
         provided
         (applied).......................     77.2     (61.7)    111.7
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                financing
                and
                miscellaneous
                sources..................     77.4    (227.2)   (130.2)
                                          --------  --------  --------
Net change in cash, cash
  equivalents and
  short-term investments.................    (52.8)     58.7     102.6
Cash, cash equivalents
  and short-term
  investments:
   Beginning of year.....................    360.0     301.3     198.7
                                          --------  --------  --------
   End of year........................... $  307.2  $  360.0  $  301.3
                                          ========  ========  ========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                            2018     2017      2016
                          -------  -------  ---------
Supplemental information:
   Interest
     capitalization --
     net investment
     income.............. $ (14.3) $ (17.6) $   (21.1)
   Interest
     capitalization --
     bond purchases......   (14.3)   (17.6)     (21.1)
   Securities exchanged
     -- bond proceeds....  (143.2)   (94.6)    (123.5)
   Securities exchanged
     -- bond purchases...  (143.2)   (94.6)    (123.5)
   Tax sharing agreement
     transfer of taxes
     payable -- taxes
     paid................    (3.9)    (8.1)      (3.9)
   Tax sharing agreement
     transfer of taxes
     payable -- stock
     proceeds............  (231.0)    (8.1)      (3.9)
   Tax sharing agreement
     transfer of taxes
     payable -- stock
     purchases...........  (330.3)      --         --
   Tax sharing agreement
     transfer of taxes
     payable -- special
     tax allocation
     agreement...........  (103.2)      --         --
   Rivermont account
     value adjustment --
     benefits and loss
     related.............
   payments..............   (27.5)      --         --
   Rivermont account
     value adjustment --
     stock purchases.....   (27.5)      --         --
   Transfer from bonds
     to other invested
     assets -- bonds.....      --     (4.0)        --
   Transfer from bonds
     to other invested
     assets -- other
     invested assets.....      --     (4.0)        --
   Reinsurance treaties
     -- premiums.........      --    (36.2)   2,601.2
   Reinsurance treaties
     -- commissions......      --   (207.1)  (2,543.2)
   Reinsurance treaties
     -- bond purchases...      --   (177.3)        --
   Reinsurance treaties
     -- mortgage loan
     purchases...........      --    (48.7)        --
   Reinsurance treaties
     -- contract loans...      --     14.9         --
   Reinsurance treaties
     -- stock purchases..      --       --         --
   Reinsurance treaties
     -- benefits and
     loss related
     payments............      --       --      318.1
   Reinsurance treaties
     -- miscellaneous
     income..............      --       --      100.0
   Transfer of bonds to
     Separate Accounts...      --       --       (8.3)
   Transfer of bonds
     from Separate
     Accounts............      --       --        7.5
   Transfer of bonds to
     Separate Accounts...      --       --       (8.3)
   Transfer of bonds
     from Separate
     Accounts............      --       --        7.5
   Transfer of bonds to
     affiliates..........      --       --     (276.1)
   Transfer of bonds
     from affiliates.....      --       --       (1.3)
   Transfer of bonds
     from affiliates.....      --       --        1.3


           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                    Notes to Statutory Financial Statements
                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

(1)Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies

  (a) Corporate Structure

   Genworth Life and Annuity Insurance Company (the "Company" or "GLAIC") is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company ("GLIC"), which is wholly-owned by Genworth North America Corporation ("GNA"), which is indirectly wholly-owned by Genworth Financial, Inc. ("Genworth").

   The following are the Company's direct subsidiaries with percentage of ownership listed as of December 31, 2018:

                                                                  2018
                                                                 -----
         Jamestown Life Insurance Company ("JLIC").............. 100.0%
         River Lake Insurance Company VI ("RLIC VI")............ 100.0
         River Lake Insurance Company VII ("RLIC VII").......... 100.0
         River Lake Insurance Company VIII ("RLIC VIII")........ 100.0
         River Lake Insurance Company IX ("RLIC IX")............ 100.0
         River Lake Insurance Company X ("RLIC X").............. 100.0
         Rivermont Life Insurance Company I ("Rivermont")....... 100.0
         GNWLAAC Real Estate Holding, LLC ("GNWLAAC RE")........ 100.0
         Newco Properties, Inc. ("Newco")....................... 100.0
         Genworth Life Insurance Company of New York ("GLICNY").  34.5

   As of December 31, 2018, the Company also owns 100% of the common stock of Assigned Settlement Inc. ("ASI"), which is fully nonadmitted.

   The Company's direct subsidiaries previously included River Lake Insurance Company ("RLIC"), River Lake Insurance Company II ("RLIC II") and River Lake Insurance Company IV Limited ("RLIC IV"). RLIC and RLIC II were dissolved on April 11, 2016. RLIC IV was dissolved on December 1, 2016.

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("Parent"), a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide, pursuant to which, subject to the terms and conditions set forth therein, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of Asia Pacific Insurance (the "Merger").

   Genworth and China Oceanwide continue to work towards satisfying the closing conditions of the Merger as soon as possible. In December 2018 and January 2019, Genworth received the remaining approvals from its U.S. domestic insurance regulators. These approvals had multiple conditions, including but not limited to, the Merger being consummated without the purchase of the Company from GLIC by a Genworth intermediate holding company, which had been initially proposed and which Genworth refers to as the "GLAIC unstacking." Genworth's U.S. domestic regulatory approvals included the approval from the Delaware Department of Insurance (the "Delaware Department"). Genworth and China Oceanwide worked with the Delaware Department and other regulators to obtain approval of the Merger without the GLAIC unstacking throughout the second half of 2018. As part of the Delaware Department approval, Genworth and China Oceanwide agreed, following the Merger, Genworth Holdings, Inc. ("Genworth Holdings") will contribute $175.0 to GLIC, which was previously committed by Genworth to be used as partial consideration for the GLAIC unstacking. The $175.0 will be contributed in three equal

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

tranches, with the first contribution completed by the end of March 2019, the second contribution completed by the end of September 2019 and the final contribution completed by the end of January 2020. In addition, at or before the closing of the Merger, the Company will purchase from GLIC an intercompany note with a principal amount of $200.0. This intercompany note was issued by Genworth Holdings to GLIC, with Genworth Holdings obligated to pay the principal amount on the maturity date of March 2020. The purchase price will be at fair value, but not less than $200.0. No changes will be made to the existing terms of the intercompany note, other than Genworth Holdings will now pay the Company the principal amount of the note at maturity.

   On March 14, 2019, Genworth, Parent and Merger Sub entered into a ninth waiver and agreement ("Ninth Waiver and Agreement") pursuant to which Genworth and Parent each agreed to waive until April 30, 2019 its right to terminate the Merger Agreement and abandon the Merger in accordance with the terms of the Merger Agreement. The Ninth Waiver and Agreement extended the eighth waiver and agreement extension deadline of March 15, 2019 to allow additional time for the remaining regulatory approval and clearance processes. Given closing of the transaction extended past March 31, 2019, timing of the initial tranche of the $175.0 post-closing capital commitment to GLIC from Genworth Holdings will need to be adjusted.

  (b) Nature of Business

   The Company is one of a number of subsidiaries of Genworth that provides insurance, investment and financial solutions. The Company's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of the Company's offerings for traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business.

   The Company also has non-strategic products which have not been actively sold since 2011, but it continues to service its existing blocks of business. The Company's non-strategic products include variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and previously included funding agreements backing notes ("FABNs"). Most of its variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of the Company's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits.

   The Company previously distributed its products through an extensive network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms.

  (c) Basis of Presentation

   The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the "Virginia Bureau"). These prescribed statutory accounting practices ("SAP") include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), including Statements of Statutory Accounting Principles ("SSAP"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no permitted accounting practices that vary from prescribed accounting. However, certain of the Company's subsidiaries have such permitted practices granted by their respective state of domicile as described in Note 2(b).

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

  (d) Differences Between SAP and U.S. GAAP

   The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles ("U.S. GAAP"), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include:

  . Investments in bonds and preferred stocks are generally carried at amortized cost under SAP. Under U.S. GAAP, investments in bonds and preferred stocks, other than those classified as held to maturity, are carried at fair value with changes recorded in accumulated other comprehensive income (loss) in the balance sheet if classified as available-for-sale securities or in the income statement if classified as trading securities.

  . The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss).

  . Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net loss.

  . Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge ("non-qualifying derivatives") are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives' impact on operations is limited to payments and receipts of periodic coupons.

  . Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative.

  . Interest Maintenance Reserve ("IMR") represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP.

  . Asset Valuation Reserve ("AVR") represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.

  . Certain assets, principally furniture, equipment, prepaid expenses, agents' balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.

  . Intangible assets such as present value of future profits and other adjustments, resulting from the Company's acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  . Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned statutory surplus. Under U.S. GAAP, a provision is established for uncollectible reinsurance balances with any changes to this provision reflected in operations for the period.

  . Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance ("LTC") are based on morbidity assumptions derived from the Company's experience. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders' contracts, with an additional reserve for certain guaranteed benefits.

  . Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.

  . Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.

  . Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized over either the expected premium paying period or the expected gross profits.

  . Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net loss.

  . Under SAP, premiums of universal life insurance and deferred annuity contracts including policy charges are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.

  . Under SAP, Federal income taxes are provided for in the Company's estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax assets ("DTA") and deferred tax liabilities ("DTL") are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP.

  . The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net loss and cash from operations.

  . SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (e) Recognition of Revenue and Related Expenses

   Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred.

  (f) Investments

   Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. In applying the retrospective adjustment method, the Company elected to use the book value as of January 1, 1994 as the cost for securities purchased prior to January 1, 1994 where historical cash flows are not readily available. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates. There were no nonadmitted amounts related to bond holdings as of December 31, 2018 and 2017.

   Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated ("SCA") insurance companies are carried at the Company's proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid.

   Investments in preferred stocks are carried at cost, except where the NAIC designation is four or below and the fair value has fallen below amortized cost, in which case it is carried at fair value.

   Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents. See Note 1(u).

   The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments ("OTTI"). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security's carrying value and its fair value.

   For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value.

   In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

   Investments in real estate are stated at depreciated cost. As of December 31, 2018 and 2017, the Company's investment in real estate consisted of properties occupied by the Company of $12.1 and $10.8, respectively. On October 16, 2018, the Company sold land located in Lynchburg, Virginia to the City of Lynchburg for a purchase price of $0.2. As a result of the sale, the Company recorded a de minimis gain.

   Newco, a noninsurance subsidiary, owns certain properties occupied by the Company and its affiliates.

   Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms.

   GNWLAAC RE, a noninsurance subsidiary, owns certain mortgage loans contributed by the Company. The transfers are recorded at the lower of book value or fair value at the date of transfer.

   Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss).

   Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds and preferred stocks carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

   The Company participates in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. The collateral is re-invested in bonds and short-term investments, which are carried at amortized cost.

   Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (g) Fair Value Measurements

   The Company holds certain long-term bonds, common stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2.

   For single name credit default swaps, an income approach is used to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of derivatives and results in these derivatives being classified as Level 2.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

   The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above.

  (h) Investment Income Due and Accrued

   Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2018 and 2017, the Company's nonadmitted investment income due and accrued was zero.

  (i) Nonadmitted Assets

   Certain assets, principally furniture, equipment, agents' debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus.

  (j) Aggregate Reserves and Liability for Deposit-Type Contracts

   Policy reserves on annuity and supplementary contracts are calculated using the Commissioners' Annuity Reserve Valuation Method, except variable annuities which use the Commissioners' Annuity Reserve Valuation Method for Variable Annuities. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.

   Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner's Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.

   Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law.

   Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders' contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

  (k) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided.

  (l) Interest Maintenance Reserve

   IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into loss on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called.

  (m) Asset Valuation Reserve

   AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.

  (n) Federal Income Taxes

   The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned funds (surplus) in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company's assessment of the realizability of such amounts.

  (o) Reinsurance

   Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

   A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in funds held under reinsurance treaties with unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

   Policy and contract liabilities ceded have been reported as reductions to the related reserves.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (p) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b).

  (q) Electronic Data Processing ("EDP") Equipment and Software

   EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2018 and 2017, EDP equipment and operating software and non-operating software totaled $10.0 and $11.4, respectively. For the years ended December 31, 2018, 2017 and 2016 total depreciation expense for EDP equipment and operating software and non-operating software was $5.7, $8.0, and $10.4, respectively. Of these amounts, $0.3, $0.2 and $0.4 were related to EDP equipment and operating software as of December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018 and 2017, total accumulated depreciation totaled $123.1 and $118.8, respectively, inclusive of $0.5 in each year related to EDP equipment and operating software.

  (r) Derivative Instruments

   Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus.

   The Company uses interest rate swaps, equity index options, equity return swaps, credit default swaps and financial futures for hedging. Interest rate swaps and interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Equity index options, equity futures, and equity return swaps are used to hedge the equity market risks that are part of some of the Company's annuity liabilities. The Company sells protection under single name credit default swaps in combination with purchasing other investments to reproduce investment characteristics of similar investments based on the credit quality and term of the credit default swap.

   The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   Interest rate swaps that qualify for hedge accounting and certain credit default swaps used in replication transactions are carried at amortized cost while non-qualifying interest rate swaps, and credit default swaps are carried at fair value with changes in fair value recorded in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination.

  (s) Experience Refunds

   Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (t) Going Concern

   As of December 31, 2018, the Company's management does not have any doubts about the Company's ability to continue as a going concern.

  (u) Accounting Changes

   In February 2018, the NAIC's Statutory Accounting Principles Working Group ("SAPWG") issued guidance on accounting for the Tax Cuts and Jobs Act ("TCJA") regarding a limited scope exception to SSAP No. 9, Subsequent Events. In this guidance, the SAPWG adopted many of the provisions issued by the U.S. Securities Exchange Commission in Staff Accounting Bulletin 118 with regard to estimates under the TCJA. For items under the TCJA that are complete, the Company reflected the income tax effects in its 2017 statutory financial statements. Reasonable estimates updated and/or established after the issuance of the 2017 statutory financial statements but before the issuance of the year end 2017 audited statutory financial statements, were not recognized as Type I subsequent events. Instead, these changes, as well as future changes in estimates shall be recognized as a change in accounting estimate, pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors, when the information necessary to update the estimate becomes available. In May 2018, the NAIC adopted revisions to SSAP No. 101 which were effective upon adoption. See Note 6 for additional discussion.

   In November 2017, the NAIC adopted substantive revisions to SSAP No. 100R, Fair Value, which were effective on January 1, 2018 and applied on a prospective basis. These revisions allow the use of net asset value ("NAV") per share as a practical expedient for fair value and added disclosures to identify assets valued using NAV. These revisions did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 13.

   In August 2017, the NAIC adopted modifications to SSAP No. 1, Accounting Policies, Risks & Uncertainties, and Other Disclosures, which were effective upon adoption and applied on a prospective basis. These modifications clarify that cash equivalents and short-term investments are reported in the restricted asset disclosures. These modifications did not have an impact on the Company's financial statements or disclosures.

   In April 2017, the NAIC adopted modifications to SSAP No. 30, Unaffiliated Common Stock, SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities as they relate to ASU 2016-07, Simplifying the Transition to the Equity Method of Accounting, which were effective on January 1, 2017 and applied on a prospective basis. These modifications included the definition of control and provided guidance as to when an investment qualified (or no longer qualifies) for the equity method of accounting. These modifications further specified that when the level of investment in a SCA entity fell below the level of control, defined as the possession, directly or indirectly, of the power to direct or cause the direction of the management and policies of the investee in SSAP No. 97, the reporting entity should discontinue the use of the equity method of accounting. When an entity becomes qualified to use the equity method of accounting, the entity should add the cost of acquiring the additional interest in the investee to the current basis of the previously held interest and apply the equity method of accounting, prospectively. The Company has adopted these modifications, which did not have an impact on the Company's financial statements.

   In June 2017, the NAIC adopted modifications to SSAP No. 37, which were effective upon adoption and applied on a prospective basis. These modifications clarify that a reporting entity providing a mortgage loan as a "participant in a mortgage loan agreement," should consider the mortgage loan in the scope of SSAP No. 37. Specifically, in addition to mortgage loans directly originated, a mortgage loan also includes mortgages acquired through assignment, syndication or participation. These modifications also clarify the impairment assessment and incorporate new disclosures for these types of mortgage loans to identify mortgage loans in which the insurer is a participant or co-lender. These modifications did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 2(c).

   In March 2017, the NAIC adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments, which were effective on January 1, 2017 and applied on a prospective basis. The revisions allow for the discounting of liabilities for

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

guaranty funds and the related assets recognized from accrued and paid liability assessments from insolvencies of entities that wrote LTC contracts and required new disclosures. These revisions did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 7.

   In December 2016, the NAIC adopted substantive revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments, which were effective on December 31, 2017 and applied on a prospective basis. These revisions reclassified money market mutual funds from short-term investments to cash equivalents and required that money market mutual funds be valued at fair value or net asset value as a practical expedient. These revisions did not have a significant impact on the Company's capital and surplus, with the only impact being the exclusion of money market mutual funds from the calculation of AVR under the revised guidance.

   In November 2016, the NAIC adopted modifications to SSAP No. 56, Separate Accounts, which were effective on December 31, 2017 and applied on a prospective basis. These revisions removed disclosures related to total maximum guarantees. These modifications did not have an impact on the Company's financial statements; however, disclosures were removed from Note 10.

   In June 2016, the NAIC adopted SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which were effective on January 1, 2017 and applied on a prospective basis. These modifications added accounting guidance for short sales and required new disclosures about short sale transactions. This adoption did not have an impact on the Company's financial statements.

   In August 2016, the NAIC adopted substantive revisions to SSAP No. 51R, Life Contracts, to incorporate references to the Valuation Manual and to facilitate the implementation of Principle-Based Reserves, which were effective on January 1, 2017. For life insurance policies issued during 2017 through 2019, the first three years following the operative date of the Valuation Manual, the Valuation Manual allows companies to continue using the current reserve methodologies. The Company elected the three-year phased in approach with the first year of impact in the financial statements for the year ending
December 31, 2020; therefore, there was no impact on the Company's financial statements in 2017 or 2018.

   In June 2016, the NAIC adopted modifications to SSAP No. 26R, Bonds, and SSAP No. 43R, Loan-backed and Structured Securities, which were effective on January 1, 2017 and applied on a prospective basis. These modifications clarified that the amount of prepayment penalties or acceleration fees reported as investment income should equal the total proceeds received less the par value of the investment; and any difference between the carrying value and the par value at the time of disposal should be reported as realized capital gains and losses. These modifications also added specific disclosures related to securities sold, redeemed or otherwise disposed of as a result of a callable feature. These modifications did not have a significant impact on the Company's financial statements; however, additional disclosures were included in Note 2(e).

   In April 2016, the NAIC adopted substantive revisions to SSAP No. 41R, Surplus Notes, which were effective on January 1, 2017 and applied on a prospective basis. These revisions required that the surplus notes with a designation equivalent to NAIC 1 or NAIC 2 be reported at amortized cost and all other surplus notes be reported at the lesser of amortized cost or fair value. The revisions also incorporated guidance to clarify when surplus notes shall be nonadmitted, have an unrealized loss, and undergo an OTTI assessment. These revisions did not have an impact on the Company's financial statements.

  (v) Correction of Error

   During 2017, the Company recorded a prior period correction related to Actuarial Guideline 38 ("AG38") part 8D reserves for lapse assumptions on certain of its universal life insurance products with secondary guarantees. To record this correction, the Company increased the aggregate reserves for life contracts by $17.2 and net deferred tax assets by $6.0, with an offsetting decrease of $11.2 to unassigned surplus as of January 1, 2017, in accordance with SSAP No. 3.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(2)Investments

  (a) Bonds and Preferred and Common Stocks

   As of December 31, 2018 and 2017, the carrying value, gross unrealized gains and losses, and fair value of the Company's bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

                                                2018
                          -------------------------------------------------------
                                       Gross              Gross
                                    unrealized gains unrealized losses
                                    ---------------- ----------------
                          Carrying   Not               Not
                           value     OTTI     OTTI     OTTI     OTTI   Fair value
                          ---------  ------   ----   -------   -----   ----------
Bonds:
   U.S. government and
     U.S. government
     agencies............ $   611.0 $ 84.3    $ --   $  (6.7)  $  --   $   688.6
   All other governments.     118.9    8.4      --      (1.7)     --       125.6
   States, territories,
     and possessions.....     153.5   15.5      --      (0.2)     --       168.8
   Special revenue and
     special assessment
     obligations.........     361.7   39.3      --      (1.0)     --       400.0
   Industrial and
     miscellaneous.......   7,800.8  284.9      --    (247.8)     --     7,837.9
   Residential
     mortgage-backed.....     847.9   56.5     0.5      (6.5)     --       898.4
   Commercial
     mortgage-backed.....     820.8    8.8      --     (18.7)     --       810.9
   Other asset-backed
     structured
     securities..........     538.5    2.8      --      (4.6)     --       536.7
   Hybrids...............      75.9    0.8      --      (3.3)   (0.9)       72.5
                          ---------  ------    ----  -------   -----   ---------
       Total bonds.......  11,329.0  501.3     0.5    (290.5)   (0.9)   11,539.4
Preferred and common
  stocks -- nonaffiliates      70.5    0.6      --      (2.2)     --        68.9
                          ---------  ------    ----  -------   -----   ---------
   Total bonds and
     preferred and
     common stocks....... $11,399.5 $501.9    $0.5   $(292.7)  $(0.9)  $11,608.3
                          =========  ======    ====  =======   =====   =========

                                                2017
                          -------------------------------------------------------
                                       Gross              Gross
                                    unrealized gains unrealized losses
                                    ---------------- ----------------
                          Carrying   Not               Not
                           value     OTTI     OTTI     OTTI     OTTI   Fair value
                          ---------  ------   ----   -------   -----   ----------
Bonds:
   U.S. government and
     U.S. government
     agencies............ $   715.0 $117.8    $ --   $  (0.9)  $  --   $   831.9
   All other governments.     144.7   18.4      --      (0.5)     --       162.6
   States, territories,
     and possessions.....     185.3   23.7      --      (0.2)     --       208.8
   Special revenue and
     special assessment
     obligations.........     383.0   52.7      --      (0.2)     --       435.5
   Industrial and
     miscellaneous.......   7,264.2  647.2      --     (23.0)     --     7,888.4
   Residential
     mortgage-backed.....   1,093.7   76.9     1.0      (2.7)     --     1,168.9
   Commercial
     mortgage-backed.....     927.5   23.7     0.7      (8.1)     --       943.8
   Other asset-backed
     structured
     securities..........     469.9    3.4      --      (0.9)     --       472.4
   Hybrids...............      94.9    9.4     1.1      (0.9)     --       104.5
                          ---------  ------    ----  -------   -----   ---------
       Total bonds.......  11,278.2  973.2     2.8     (37.4)     --    12,216.8
Preferred and common
  stocks -- nonaffiliates      62.6    2.6      --        --      --        65.2
                          ---------  ------    ----  -------   -----   ---------
   Total bonds and
     preferred and
     common stocks....... $11,340.8 $975.8    $2.8   $ (37.4)  $  --   $12,282.0
                          =========  ======    ====  =======   =====   =========

   Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Furthermore, there were no significant unrealized losses on bonds with a NAIC designation of six where carrying value equals fair value as of December 31, 2018 and 2017.

   As of December 31, 2018, the scheduled contractual maturity distribution of the bond portfolio was as follows:

                                                          2018
                                                -------------------------
                                                Carrying value Fair value
                                                -------------- ----------
      Due in one year or less..................   $   182.7    $   183.8
      Due after one year through five years....     1,516.2      1,535.6
      Due after five years through ten years...     2,052.8      2,042.9
      Due after ten years......................     5,370.1      5,531.1
                                                  ---------    ---------
         Subtotals.............................     9,121.8      9,293.4
      Residential mortgage-backed..............       847.9        898.4
      Commercial mortgage-backed...............       820.8        810.9
      Other asset-backed structured securities.       538.5        536.7
                                                  ---------    ---------
         Totals................................   $11,329.0    $11,539.4
                                                  =========    =========

   Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.7 as of December 31, 2018 and 2017.

   As of December 31, 2018 and 2017, approximately 68.9% and 64.4%, respectively, of the Company's long-term bond portfolio was composed of security issues in the industrial and miscellaneous category. The vast majority of which are rated investment grade and are senior secured bonds. The Company's portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   As of December 31, 2018 and 2017, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus.

   The credit quality mix of the bond portfolio as of December 31, 2018 and 2017 was as follows. The quality ratings represent NAIC designations.

                                            2018              2017
                                      ----------------  ----------------
                                      Carrying          Carrying
                                       value    Percent  value    Percent
                                      --------- ------- --------- -------
       Class 1 -- highest quality.... $ 6,043.3   53.3% $ 6,696.4   59.4%
       Class 2 -- high quality.......   4,816.3   42.5    4,068.4   36.1
       Class 3 -- medium quality.....     428.2    3.8      463.1    4.1
       Class 4 -- low quality........      40.0    0.4       49.1    0.4
       Class 5 -- lower quality......       1.0     --        1.0     --
       Class 6 -- in or near default.       0.2     --        0.2     --
                                      ---------  -----  ---------  -----
          Totals..................... $11,329.0  100.0% $11,278.2  100.0%
                                      =========  =====  =========  =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor's Financial Services LLC ("S&P") or Moody's Investors Service, Inc. ("Moody's"), are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default).

   There were no bonds in default as of December 31, 2018 and 2017.

  (b) Common Stocks of Affiliates

   The Company's investment in common stocks of affiliates as of December 31, 2018 and 2017 included its proportionate ownership percentage as disclosed in
Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company's insurance company subsidiaries as of and for the years ended December 31, 2018, 2017 and 2016:

                           GLICNY     JLIC   Rivermont RLIC VI  RLIC VII RLIC VIII RLIC IX RLIC X
                          --------  -------- --------- -------  -------- --------- ------- ------
2018
Total admitted assets.... $7,664.4   $128.3   $606.8   $ 270.0   $156.7   $333.6   $255.7  $246.6
Total liabilities........  7,430.6     67.7    486.5     252.6    141.7    302.9    241.7   227.3
Total capital and surplus    233.8     60.6    120.3      17.4     15.0     30.7     14.0    19.3
Net income (loss)........    (56.0)     4.9     (1.3)    547.9     (0.7)    (2.8)   528.8   447.8

2017
Total admitted assets.... $7,985.9   $128.7   $594.3   $ 863.9   $169.4   $321.8   $822.9  $703.0
Total liabilities........  7,697.5     68.8    471.7     831.8    151.7    290.2    809.0   676.1
Total capital and surplus    288.4     59.9    122.6      32.1     17.7     31.6     13.9    26.9
Net income (loss)........   (168.1)    (0.6)    (8.1)    (10.1)    13.8      8.0      4.6   (44.1)

2016
Total admitted assets.... $8,495.5   $125.5   $569.4   $ 856.6   $184.9   $309.6   $832.8  $617.5
Total liabilities........  8,014.3     65.0    440.7     810.8    177.2    280.0    811.5   576.5
Total capital and surplus    481.2     60.5    128.7      45.8      7.7     29.6     21.3    41.0
Net income (loss)........    (19.9)    25.1    (12.2)   (182.2)   (56.6)   (91.7)     3.3   (63.7)

                           RLIC*    RLIC II* RLIC IV**
                          --------  -------- ---------
2016
Total admitted assets.... $     --   $   --   $   --
Total liabilities........       --       --       --
Total capital and surplus       --       --       --
Net income (loss)........    983.1    790.6     55.4

--------
*  Net income prior to dissolution on April 11, 2016.
** Net income prior to dissolution on December 1, 2016.

   As of December 31, 2018 and 2017, the Company's investment in Rivermont was zero as the entity had an unassigned deficit (excluding surplus notes outstanding). Rivermont has no permitted practices. See Note 8 for additional information.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   RLIC VII and RLIC VIII were granted a permitted practice from the Vermont Department of Financial Regulation (the "Vermont Department") to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserves held by RLIC VII and RLIC VIII flows through special surplus funds, rather than through RLIC VII and RL VIII's unassigned deficit. As of December 31, 2018 and 2017, the Company carried its investments in RLIC VII and RLIC VIII at zero as these entities had an unassigned deficit, excluding the special surplus funds.

   Effective June 1, 2018, RLIC VI was granted a permitted practice by the Delaware Department pursuant to carry its reserves on a U.S. GAAP basis, pursuant to Title 18, Section 6907 and 6962 of the Delaware Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC VI will flow through special surplus funds, rather than through RLIC VI's unassigned deficit. Prior to June 1, 2018, RLIC VI had been granted a permitted practice to record an excess of loss ("XOL") reinsurance agreement with The Canada Life Assurance Company ("Canada Life") and the Company as a gross admitted asset (the "RLIC VI XOL Coverage Amount") and as paid in surplus thereby including such amounts in RLIC VI's statutory surplus. The RLIC VI XOL Coverage Amount was equal to the lesser of the excess of total reserves under NAIC SAP less the qualified reserves (an amount agreed upon by the Company, the Virginia Bureau and the Delaware Department), or $600.0 minus the balance of any unreimbursed payments previously made by Canada Life under this XOL reinsurance agreement. RLIC VI was not permitted to record any deferred tax amounts that might otherwise have been required by SSAP
No. 101 related to the RLIC VI XOL Coverage Amount. Effective June 1, 2018, RLIC VI withdrew this permitted practice and no longer recognizes the RLIC VI XOL Coverage Amount as an admitted asset and as paid in surplus. As of December 31, 2018 and 2017, the Company carried its investment in RLIC VI at zero as the entity had an unassigned deficit, excluding the special surplus funds as of December 31, 2018 and the XOL asset as of December 31, 2017.

   Effective January 1, 2018, RLIC IX was granted a permitted practice from the Vermont Department to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC IX will flow through special surplus funds, rather than through RLIC IX's unassigned deficit. Prior to January 1, 2018, RLIC IX had been granted a permitted practice from the Vermont Department to record an XOL reinsurance agreement with Canada Life as a gross admitted asset (the "RLIC IX XOL Coverage Amount") and as paid in surplus thereby including such amounts in RLIC IX's statutory surplus. The RLIC IX XOL Coverage Amount was equal to the lesser of the excess of total reserves under NAIC SAP less the qualified reserves (an amount agreed upon by the Company, the Virginia Bureau and the Vermont Department), or $620.0 minus the balance of any unreimbursed payments previously made by Canada Life under this XOL reinsurance agreement. RLIC IX was not permitted to record any deferred tax amounts that might otherwise have been required by SSAP No. 101 related to the RLIC IX XOL Coverage Amount. Effective January 1, 2018, RLIC IX withdrew this permitted practice and no longer recognizes the RLIC IX XOL Coverage Amount as an admitted asset and as paid in surplus. As of December 31, 2018 and 2017, the Company carried its investment in RLIC IX at zero as the entity had an unassigned deficit, excluding the special surplus funds as of December 31, 2018 and the XOL asset as of December 31, 2017.

   Effective January 1, 2018, RLIC X was granted a permitted practice from the Vermont Department to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC X will flow through special surplus funds, rather than through RLIC X's unassigned deficit. Prior to January 1, 2018, RLIC X had been granted a permitted practice from the Vermont Department to record an XOL reinsurance agreement with Hannover Life Reassurance Company of America ("Hannover") as a gross admitted asset (the "RLIC X XOL Coverage Amount") and as paid in surplus thereby including such amounts in RLIC X's statutory surplus. The RLIC X XOL Coverage Amount was equal to the lesser of the excess of total reserves under NAIC SAP less the qualified reserves (an amount agreed upon by the Company, the Virginia Bureau and the Vermont Department), or $900.0 minus the balance of any unreimbursed payments previously made by Hannover under this XOL reinsurance agreement. RLIC X was not permitted to record any deferred tax amounts that might otherwise have been required by SSAP No. 101 related to the RLIC X XOL Coverage Amount. Effective January 1, 2018,

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

RLIC X withdrew this permitted practice and no longer recognizes the RLIC X XOL Coverage Amount as an admitted asset and as paid in surplus. As of December 31, 2018 and 2017, the Company carried its investment in RLIC X at zero as the entity had an unassigned deficit, excluding the special surplus funds as of December 31, 2018 and the XOL asset as of December 31, 2017.

   The Company has an investment in Newco which is audited and fully admitted at U.S. GAAP equity, adjusted for goodwill, in common stock affiliates. As of December 31, 2018 and 2017, the Company's investment in Newco was $39.2 and $37.2, respectively, of which $3.8 and $4.8, respectively, was statutory goodwill. The goodwill is being amortized over 10 years in accordance with SSAP No. 97. The amount amortized for the years ended December 31, 2018, 2017 and 2016 was $1.0 in each year.

   As of December 31, 2018 and 2017, the Company also had an investment of $4.3 and $5.3, respectively, in a downstream noninsurance holding company, GNWLAAC RE, included in other invested assets. GNWLAAC RE is audited and fully admitted at U.S. GAAP equity.

  (c) Mortgage Loans

   As of December 31, 2018 and 2017, the Company's mortgage loan portfolio consisted of 445 and 461, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for mortgage loans during 2018 were 5.8% and 4.1%, respectively. All of the mortgage loans were current as of December 31, 2018 and 2017.

   The Company's mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization.

   The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2018 and 2017:

                                         2018                2017
                                  ------------------  ------------------
                                  Carrying Percent of Carrying Percent of
      Property type                value     total     value     total
      -------------               -------- ---------- -------- ----------
      Retail..................... $  680.4    36.4%   $  637.6    35.9%
      Industrial.................    534.6    28.6       505.9    28.5
      Office.....................    438.1    23.5       411.7    23.2
      Apartments.................    119.7     6.4       120.6     6.8
      Mixed use..................     50.6     2.7        54.4     3.1
      Other......................     43.8     2.4        45.2     2.5
                                  --------   -----    --------   -----
         Total principal balance. $1,867.2   100.0%   $1,775.4   100.0%
                                  ========   =====    ========   =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                         2018                2017
                                  ------------------  ------------------
                                  Carrying Percent of Carrying Percent of
      Geographic region            value     total     value     total
      -----------------           -------- ---------- -------- ----------
      South Atlantic............. $  491.6    26.3%   $  478.0    26.9%
      Pacific....................    452.3    24.2       453.7    25.6
      Middle Atlantic............    214.4    11.5       200.3    11.3
      West North Central.........    186.6    10.0       181.4    10.2
      East North Central.........    149.1     8.0       143.8     8.1
      Mountain...................    133.3     7.1        97.4     5.5
      West South Central.........     89.5     4.8        76.2     4.3
      East South Central.........     85.1     4.6        87.6     4.9
      New England................     65.3     3.5        57.0     3.2
                                  --------   -----    --------   -----
         Total principal balance. $1,867.2   100.0%   $1,775.4   100.0%
                                  ========   =====    ========   =====

   Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2018 and 2017. The Company had no impaired loans as of December 31, 2018 and 2017.

   The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2018 and 2017:

                                     2018                        2017
                          --------------------------  --------------------------
                                  Commercial                  Commercial
                          --------------------------  --------------------------
                          Insured All Other   Total   Insured All Other   Total
                          ------- --------- --------  ------- --------- --------
Recorded investment (All)
   Current (less than 30
     days past due)......  $ --   $1,867.2  $1,867.2   $ --   $1,775.4  $1,775.4
Interest reduced
   Recorded investment...  $ --   $     --  $     --   $ --   $    1.8  $    1.8
   Number of loans.......    --         --        --     --          2         2
   Percent reduced.......   -- %       -- %      -- %   -- %       0.9%      0.9%
Participant or co-lender
  in a mortgage loan
  agreement
   Recorded investment...  $ --   $   29.3  $   29.3   $ --   $   29.6  $   29.6

   As of December 31, 2018 and 2017, the Company held no farm, mezzanine or residential mortgage loans.

   In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in the Company's expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

   During the years ended December 31, 2018, 2017 and 2016, the Company originated $7.8, $43.4 and $32.0, respectively, in mortgage loans secured by real estate in California. As of December 31, 2018 and 2017, the Company held $286.5 and $301.9, respectively, of mortgages secured by real estate in California, which was 15.3% and 17.0%, respectively, of its total mortgage portfolio.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2018 and 2017:

                                    2018 Average loan-to-value/(1)/
                          ---------------------------------------------------
                                                            Greater
Property type             0%-50%  51%-60% 61%-75% 76%-100% than 100%   Total
-------------             ------  ------- ------- -------- --------- --------
Retail................... $241.3  $171.8  $267.3   $  --     $ --    $  680.4
Industrial...............  249.6    87.8   183.1    14.1       --       534.6
Office...................  107.0   174.4   156.7      --       --       438.1
Apartments...............   56.4    22.1    36.4     4.8       --       119.7
Mixed use................   24.2     7.6    18.8      --       --        50.6
Other....................    7.3    20.2    16.3      --       --        43.8
                          ------  ------  ------   -----     ----    --------
   Total................. $685.8  $483.9  $678.6   $18.9     $ --    $1,867.2
                          ======  ======  ======   =====     ====    ========
Percent of total.........   36.8%   25.9%   36.3%    1.0%     -- %      100.0%
                          ======  ======  ======   =====     ====    ========
Weighted-average debt
  service coverage
  ratio/(2)/.............    2.6     2.5     1.6     1.5       --         2.2
                          ======  ======  ======   =====     ====    ========

--------
/(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                                    2017 Average loan-to-value/(1)/
                          ---------------------------------------------------
                                                            Greater
Property type             0%-50%  51%-60% 61%-75% 76%-100% than 100%   Total
-------------             ------  ------- ------- -------- --------- --------
Retail................... $292.8  $124.1  $220.7    $ --     $ --    $  637.6
Industrial...............  244.3    90.2   169.3     2.1       --       505.9
Office...................  192.8    62.3   156.6      --       --       411.7
Apartments...............   78.1    26.8    10.8     4.9       --       120.6
Mixed use................   27.8    19.7     6.9      --       --        54.4
Other....................   24.4    15.7     5.1      --       --        45.2
                          ------  ------  ------    ----     ----    --------
   Total................. $860.2  $338.8  $569.4    $7.0     $ --    $1,775.4
                          ======  ======  ======    ====     ====    ========
Percent of total.........   48.4%   19.1%   32.1%    0.4%     -- %      100.0%
                          ======  ======  ======    ====     ====    ========
Weighted-average debt
  service coverage
  ratio/(2)/.............    3.3     1.8     1.6     1.1       --         2.5
                          ======  ======  ======    ====     ====    ========

--------
/(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2018 and 2017:

                                  2018 Debt service coverage ratio -- fixed rate/(1)/
                          -------------------------------------------------------------------
                          Less than                                     Greater than
Property type               1.00    1.00 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00       Total
-------------             --------- ----------- ----------- ----------- ------------ --------
Retail...................   $ 6.0     $ 38.7      $146.4      $285.7       $203.6    $  680.4
Industrial...............     3.7       29.2        65.8       197.3        238.6       534.6
Office...................    16.9       19.2        35.6       230.5        135.9       438.1
Apartments...............      --       16.9        25.1        25.5         52.2       119.7
Mixed use................     0.2         --         2.9        24.3         23.2        50.6
Other....................    11.3        0.3        16.3         9.2          6.7        43.8
                            -----     ------      ------      ------       ------    --------
   Total.................   $38.1     $104.3      $292.1      $772.5       $660.2    $1,867.2
                            =====     ======      ======      ======       ======    ========
Percent of total.........     2.0%       5.6%       15.6%       41.4%        35.4%      100.0%
                            =====     ======      ======      ======       ======    ========
Weighted-average
  loan-to-value/(2)/.....    51.3%      61.9%       62.6%       59.0%        42.9%       53.9%
                            =====     ======      ======      ======       ======    ========

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                                  2017 Debt service coverage ratio -- fixed rate/(1)/
                          -------------------------------------------------------------------
                          Less than                                     Greater than
Property type               1.00    1.00 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00       Total
-------------             --------- ----------- ----------- ----------- ------------ --------
Retail...................   $ 7.9     $ 60.2      $109.6      $222.0       $237.9    $  637.6
Industrial...............     3.6       17.7        69.3       205.6        209.7       505.9
Office...................    15.5        9.7        50.4        94.1        242.0       411.7
Apartments...............      --        7.7        24.3        31.2         57.4       120.6
Mixed use................     0.4        1.1          --        27.1         25.8        54.4
Other....................      --       12.0          --        13.7         19.5        45.2
                            -----     ------      ------      ------       ------    --------
   Total.................   $27.4     $108.4      $253.6      $593.7       $792.3    $1,775.4
                            =====     ======      ======      ======       ======    ========
Percent of total.........     1.5%       6.1%       14.3%       33.5%        44.6%      100.0%
                            =====     ======      ======      ======       ======    ========
Weighted-average
  loan-to-value/(2)/.....    52.1%      57.6%       59.2%       56.9%        37.0%       48.3%
                            =====     ======      ======      ======       ======    ========

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As of December 31, 2018 and 2017, the Company did not have any floating rate mortgage loans.

  Low Income Housing Tax Credit

   The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2018:

                                                           Required holding
     Fund name                             Remaining years      period
     ---------                             --------------- ----------------
     Alliant EWA Villages II Hawaii, LLC..        6               15
     Centerline Georgia Investor VII, LLC.        4               15
     CCL Missouri Investor III, LLC.......       --               15
     CCL Missouri Investor V, LLC.........       --               15
     Savannah Tax Credit Fund, LLC........       --               15
     WNC Hawaii Tax Credits 36, LP........       --               15

   The low income housing tax credit ("LIHTC") and other tax benefits recognized during the years ending December 31, 2018, 2017 and 2016 were as follows:

         Fund name                              State   2018 2017 2016
         ---------                             -------- ---- ---- ----
         Alliant EWA Villages II Hawaii, LLC.. Hawaii   $0.2 $0.2 $0.2
         Centerline Georgia Investor VII, LLC. Georgia   0.2  0.4  0.4
         CCL Missouri Investor III, LLC....... Missouri  0.1  0.4  0.5
         CCL Missouri Investor V, LLC......... Missouri  0.1  0.2  0.2
         Savannah Tax Credit Fund, LLC........ Georgia   0.1  0.1  0.1
         WNC Hawaii Tax Credit 36, LP......... Hawaii     --  0.1  0.1
                                                        ---- ---- ----
         Total................................          $0.7 $1.4 $1.5
                                                        ==== ==== ====

   The balance of the investment recognized was as follows:

                Fund name                             2018 2017
                ---------                             ---- ----
                Alliant EWA Villages II Hawaii, LLC.. $0.6 $0.6
                Centerline Georgia Investor VII, LLC.   --  0.1
                CCL Missouri Investor III, LLC.......   --   --
                CCL Missouri Investor V, LLC.........   --   --
                Savannah Tax Credit Fund, LLC........   --   --
                WNC Hawaii Tax Credits 36, LP........   --   --
                                                      ---- ----
                Total................................ $0.6 $0.7
                                                      ==== ====

   As of December 31, 2018, there were no LIHTC properties currently subject to any regulatory reviews.

   As of December 31, 2018, the Company's investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets.

   The fair value of the below listed limited partnership funds declined during the year ended December 31, 2018 as follows:

            Description                         Amount of impairment
            -----------                         --------------------
            Alinda Infrastructure Fund I, L.P..         $0.1

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses.

  (d) Derivative Instruments

   The Company uses interest rate swaps to reduce risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

   The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange.

   The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company's annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives Association, Inc ("ISDA") Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option.

   The Company uses over-the-counter equity return swaps to hedge the risk embedded in the Company's annuity liabilities. Under equity return swaps, the Company agrees with other parties to exchange, at specific intervals, the difference between equity index returns and interest amounts calculated by reference to an agreed upon notional principal amount.

   The Company sells protection under single name credit default swaps in combination with purchasing other investments to reproduce investment characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the ISDA. Under these terms, credit default triggers are defined as bankruptcy, failure to pay, or restructuring, if applicable. The Company's maximum exposure to credit loss equals the notional value of the credit default swaps. In the event of default for credit default swaps, the Company is typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company had no credit default swaps where it sold protection on single name reference entities as of December 31, 2018 as each of the credit default swaps in the table below matured on March 20, 2018. The following table sets forth credit default swaps where the Company sold protection on single name reference entities and the carrying value as of December 31, 2017:

                                                            2017
                                              ---------------------------------
 Reference entity credit rating and maturity  Notional value Assets Liabilities
 -------------------------------------------  -------------- ------ -----------
   A Matures in less than one year...........     $ 5.0       $--       $--
   BBB Matures in less than one year.........       5.0        --        --
                                                  -----       ---       ---
   Total single name credit default swaps....     $10.0       $--       $--
                                                  =====       ===       ===

  Counterparty Risk

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company's maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral.

   The current credit exposure of the Company's derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2018, the counterparties to all of the Company's derivatives had a minimum credit rating of BBB+. As of December 31, 2018 and 2017, the Company held derivative counterparty collateral with fair value of $10.1 and $29.0, respectively.

   The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2018 and 2017:

                                   2018                     2017
                          ----------------------- ------------------------
                          Carrying Fair  Notional Carrying Fair   Notional
Derivative type            value   value  value    value   value   value
---------------           -------- ----- -------- -------- -----  --------
Interest rate swap.......  $  --   $  -- $     --  $  --   $  --  $    4.9
Financial futures........     --      --  1,222.2     --      --   1,104.8
Cross currency swaps.....    0.7     1.2     19.7     --      --        --
Equity index options.....   39.0    39.0  2,628.0   79.6    79.6   2,420.3
Equity return swaps......     --      --       --   (2.0)   (2.0)     75.0
Credit default swaps.....     --      --       --     --      --      10.0
                           -----   ----- --------  -----   -----  --------
   Totals................  $39.7   $40.2 $3,869.9  $77.6   $77.6  $3,615.0
                           =====   ===== ========  =====   =====  ========

   The interest rate swaps, financial futures, equity index options, equity return swaps, and credit default swaps in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2018, 2017 and 2016.

   The Company recorded no unrealized gains or losses as of December 31, 2018 and 2017 resulting from derivatives that no longer qualify for hedge accounting.

   The futures margin account recorded as part of derivative assets was $2.6 and $3.1 as of December 31, 2018 and 2017, respectively.

   The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract.

   Following the downgrades of the Company in 2017 and September 2018, the Company actively responded to any risk to the Company's derivatives portfolio arising from the right of its counterparties to terminate their derivatives transactions with the Company as a result of such downgrade. The Company negotiated with certain derivative counterparties to determine whether they would exercise their rights to terminate the transactions, agree to maintain the transactions with the Company and defer their rights to terminate them or whether they would permit the Company to move the transactions to clearing, subject to available capacity from its clearing agents. Moving forward, the Company's ability to enter into new derivatives transactions may be challenging and remains an active discussion with counterparties.

  (e) Net Investment Income

   For the years ended December 31, 2018, 2017 and 2016, the sources of net investment income of the Company were as follows:

                                              2018    2017    2016
                                             ------  ------  ------
           Bonds............................ $529.4  $534.1  $541.3
           Preferred and common stocks......    3.8    39.5    83.4
           Mortgage loans...................   87.6    84.1    85.8
           Contract loans...................   27.2    32.7    32.2
           Short-term investments...........    5.0     2.6     1.4
           Real estate......................    3.3     3.3     5.3
           Other invested assets............    6.5    10.4     6.8
           Derivative instruments...........   (5.7)  (20.3)    0.4
           Other............................    0.4     0.3     0.4
                                             ------  ------  ------
              Gross investment income.......  657.5   686.7   757.0
           Investment and interest expenses.  (17.7)  (17.5)  (15.4)
                                             ------  ------  ------
              Net investment income......... $639.8  $669.2  $741.6
                                             ======  ======  ======

   The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2018 and 2017 were as follows:

                                                   2018             2017
                                             ---------------- ----------------
                                             General Separate General Separate
                                             account account  account account
                                             ------- -------- ------- --------
  (1) Number of CUSIPS......................    22      --       38      --
  (2) Aggregate amount of investment income.  $2.9     $--     $4.9     $--

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As discussed in Note 1(u), effective January 1, 2017, the NAIC adopted modifications to SSAP No. 26R and SSAP No. 43R which clarified that the amount of prepayment penalties or acceleration fees reported as investment income should equal the total proceeds received less the par value of the investment; and any difference between the carrying value and the par value at the time of disposal should be reported as realized capital gains and losses.

   For the years ended December 31, 2018, 2017 and 2016, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:

                                                                 2018      2017      2016
                                                               --------  --------  --------
Proceeds from sales, maturities or other redemptions of bonds. $1,614.4  $1,605.3  $1,704.2
                                                               ========  ========  ========
Gross realized capital:
   Gains on sales............................................. $  121.8  $  135.8  $  165.0
   Losses on sales............................................   (152.2)   (113.9)   (255.6)
                                                               --------  --------  --------
       Net realized gains (losses) on sales...................    (30.4)     21.9     (90.6)
Impairment losses.............................................     (0.1)     (2.6)     (2.4)
                                                               --------  --------  --------
       Subtotal...............................................    (30.5)     19.3     (93.0)
Federal income tax (provision) benefit........................      1.6       2.2      (7.4)
Transfers to IMR, net of tax..................................     11.7      (8.1)     (7.5)
                                                               --------  --------  --------
       Realized capital gains (losses), net................... $  (17.2) $   13.4  $ (107.9)
                                                               ========  ========  ========

  (f) Impairment of Investment Securities

   The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period.

   The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists:

  . The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected;

  .  The Company intends to sell a security; or

  . The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

   As of December 31, 2018, the Company had no loan-backed securities which recognized OTTI.

   As of December 31, 2018, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

   While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value.

   The following tables present the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2018 and 2017:

                                                            2018
                              -----------------------------------------------------------------
                                    Less Than 12 Months               12 Months or More
                              -------------------------------- --------------------------------
                                           Gross                            Gross
                                         unrealized Number of             unrealized Number of
Description of securities     Fair value   losses   securities Fair value   losses   securities
-------------------------     ---------- ---------- ---------- ---------- ---------- ----------
Fixed maturity
  securities:
   U.S. governments and
     U.S. government
     agencies................  $   43.4   $  (1.6)       3      $   64.2    $ (5.1)       3
   All other governments.....      50.1      (1.4)      13           8.2      (0.3)       2
   States, territories
     and possessions.........      20.6      (0.2)       4            --        --       --
   Special revenue and
     special assessment
     obligations.............      21.3      (0.6)       7          16.6      (0.4)       3
   Industrial and
     miscellaneous...........   3,389.4    (178.0)     646         676.8     (69.8)     129
   Residential
     mortgage-backed.........     136.9      (2.2)      23         116.8      (4.3)      25
   Commercial
     mortgage-backed.........     226.1      (6.3)      38         180.3     (12.4)      33
   Other asset-backed........     191.0      (4.0)      51          52.1      (0.6)      17
   Hybrids...................      40.6      (2.0)       5           7.8      (2.2)       1
                               --------   -------      ---      --------    ------      ---
Total fixed maturity
  securities.................   4,119.4    (196.3)     790       1,122.8     (95.1)     213
                               --------   -------      ---      --------    ------      ---
Total equity securities......      43.5      (2.2)       7            --        --       --
                               --------   -------      ---      --------    ------      ---
       Total temporarily
         impaired
         securities..........  $4,162.9   $(198.5)     797      $1,122.8    $(95.1)     213
                               ========   =======      ===      ========    ======      ===
% below cost - fixed
  maturity securities:
   (less than)20% below
     cost....................  $4,111.7   $(194.1)     789      $1,099.9    $(88.7)     207
   20-50% below cost.........       7.7      (2.2)       1          22.9      (6.4)       6
   (greater than)50%
     below cost..............        --        --       --            --        --       --
                               --------   -------      ---      --------    ------      ---
Total fixed maturity
  securities.................   4,119.4    (196.3)     790       1,122.8     (95.1)     213
                               --------   -------      ---      --------    ------      ---
% below cost - equity
  securities:
   (less than)20% below
     cost....................      43.5      (2.2)       7            --        --       --
   20-50% below cost.........        --        --       --            --        --       --
   (greater than)50%
     below cost..............        --        --       --            --        --       --
                               --------   -------      ---      --------    ------      ---
Total equity securities......      43.5      (2.2)       7            --        --       --
                               --------   -------      ---      --------    ------      ---
       Total temporarily
         impaired
         securities..........  $4,162.9   $(198.5)     797      $1,122.8    $(95.1)     213
                               ========   =======      ===      ========    ======      ===
Investment grade --
  fixed maturity
  securities.................  $3,804.2   $(178.9)     707      $1,078.7    $(89.8)     201
Below investment grade
  -- fixed maturity
  securities.................     315.2     (17.4)      83          44.1      (5.3)      12
Investment grade --
  equity securities..........      33.8      (1.9)       6            --        --       --
Below investment grade
  -- equity securities.......       9.7      (0.3)       1            --        --       --
                               --------   -------      ---      --------    ------      ---
       Total temporarily
         impaired
         securities..........  $4,162.9   $(198.5)     797      $1,122.8    $(95.1)     213
                               ========   =======      ===      ========    ======      ===

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                        2017
                              ---------------------------------------------------------
                                  Less Than 12 Months           12 Months or More
                              ---------------------------- ----------------------------
                                       Gross                        Gross
                              Fair   unrealized Number of  Fair   unrealized Number of
Description of securities     value    losses   securities value    losses   securities
-------------------------     ------ ---------- ---------- ------ ---------- ----------
Fixed maturity
  securities:
   U.S. governments and
     U.S. government
     agencies................ $ 10.5   $(0.1)        3     $ 61.3   $ (0.8)       2
   All other governments.....    8.5      --         2        4.8     (0.5)       1
   States, territories
     and possessions.........     --      --        --        4.8     (0.2)       1
   Special revenue and
     special assessment
     obligations.............   16.9    (0.1)        3        4.9     (0.1)       1
   Industrial and
     miscellaneous...........  460.8    (6.1)       91      440.5    (16.9)      77
   Residential
     mortgage-backed.........   96.1    (0.8)       24       64.7     (1.9)      15
   Commercial
     mortgage-backed.........  153.9    (1.1)       21      118.6     (7.0)      22
   Other asset-backed........   62.7    (0.7)       16       22.8     (0.2)      12
   Hybrids...................    9.1    (0.9)        1         --       --       --
                              ------   -----       ---     ------   ------      ---
Total fixed maturity
  securities.................  818.5    (9.8)      161      722.4    (27.6)     131
                              ------   -----       ---     ------   ------      ---
Total equity securities......     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
       Total temporarily
         impaired
         securities.......... $818.5   $(9.8)      161     $722.4   $(27.6)     131
                              ======   =====       ===     ======   ======      ===
% below cost - fixed
  maturity securities:
   (less than)20% below
     cost.................... $818.4   $(9.8)      160     $720.6   $(27.1)     130
   20-50% below cost.........    0.1      --         1        1.8     (0.5)       1
   (greater than)50%
     below cost..............     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
Total fixed maturity
  securities.................  818.5    (9.8)      161      722.4    (27.6)     131
                              ------   -----       ---     ------   ------      ---
% below cost - equity
  securities:
   (less than)20% below
     cost....................     --      --        --         --       --       --
   20-50% below cost.........     --      --        --         --       --       --
   (greater than)50%
     below cost..............     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
Total equity securities......     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
       Total temporarily
         impaired
         securities.......... $818.5   $(9.8)      161     $722.4   $(27.6)     131
                              ======   =====       ===     ======   ======      ===
Investment grade --
  fixed maturity
  securities................. $776.3   $(8.4)      148     $662.8   $(24.6)     119
Below investment grade
  -- fixed maturity
  securities.................   42.2    (1.4)       13       59.6     (3.0)      12
Investment grade --
  equity securities..........     --      --        --         --       --       --
Below investment grade
  -- equity securities.......     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
       Total temporarily
         impaired
         securities.......... $818.5   $(9.8)      161     $722.4   $(27.6)     131
                              ======   =====       ===     ======   ======      ===

   The investment securities in an unrealized loss position as of December 31, 2018 consisted of 1,010 securities, accounting for unrealized losses of $293.6. Of these unrealized losses as of December 31, 2018, 92.2% were investment grade (NAIC designation 1 through 2) and 97.1% were less than 20% below cost. These unrealized losses were primarily attributable to increase in interest rates and were mostly concentrated within the Company's industrial and miscellaneous securities.

   Most of the unrealized losses related to non-structured securities pertained to securities that have been in an unrealized position for less than 12 months. In an examination of these securities, the Company considered all available evidence, including the issuers' financial condition and current industry events to develop a conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, the Company determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2018.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Expectations that the Company's investments in corporate securities will continue to perform in accordance with their contractual terms are based on evidence gathered through its normal credit surveillance process. Although the Company does not anticipate such events, it is at least reasonably possible that issuers of its investments will perform worse than current expectations. Such events may lead the Company to recognize potential future write-downs within its portfolio of corporate securities. It is also reasonably possible that such unanticipated events would lead the Company to dispose of those certain holdings and recognize the effects of any market movements in its financial statements.

   Most of the unrealized losses related to mortgage-backed and asset-backed securities pertain to securities that have been in that position for 12 months or more. Rating agencies have actively reviewed the credit quality ratings on these securities and these securities remain primarily investment grade. The Company has examined the performance of the underlying collateral and expects that its investments in mortgage-backed and asset-backed securities will continue to perform in accordance with their contractual terms with no adverse changes in cash flows.

   Despite the considerable analysis and rigor employed by the Company's evaluation of mortgage-backed and asset-backed securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on the Company's holdings of mortgage-backed and asset-backed securities and potential future write-downs within its portfolio of mortgage-backed and asset-backed securities.

   While certain securities included in the preceding table were considered other-than-temporarily impaired, the Company expected to recover the new amortized cost based on its estimate of cash flows to be collected. As of December 31, 2018, the Company expects to recover its amortized cost on the securities included in the table above and does not intend to sell, or the Company has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

  (g) Sub-prime Mortgage Related Risk

   Fair Isaac Company ("FICO") developed the FICO credit-scoring model to calculate a score based upon a borrower's credit history. FICO credit scores are used as one indicator of a borrower's credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a "prime" loan and a score below 620 generally viewed as a "sub-prime" loan. "A minus" loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history.

   As of December 31, 2018 and 2017, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans.

   The Company has direct exposure in other investments with the underlying sub-prime or Alt-A related risk.

   The following tables provide information about the Company's sub-prime and Alt-A exposure as of December 31, 2018 and 2017:

                                                 2018
                            ----------------------------------------------
                                        Book adjusted         OTTI losses
                                        carrying value Fair  recognized to
     Description            Actual cost    ("BACV")    value     date
     -----------            ----------- -------------- ----- -------------
     Structured Securities.    $ 7.5        $ 7.5      $ 8.0     $ 9.9

                                                 2017
                            ----------------------------------------------
                                                              OTTI losses
                                                       Fair  recognized to
     Description            Actual cost      BACV      value     date
     -----------            ----------- -------------- ----- -------------
     Structured Securities.    $18.4        $18.5      $19.7     $12.4

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2018 and 2017.

  (h) Securities Lending

   Securities loaned are re-registered but remain beneficially owned by the Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company's separate accounts.

   As of December 31, 2018 and 2017, the fair value of loaned securities was $23.1 and $41.7, respectively, and the fair value of the collateral held was $24.0 and $43.5, respectively.

  (i) Assets Pledged as Collateral

   As of December 31, 2018 and 2017, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements.

   The following table provides information on collateral received under securities lending agreements as of December 31, 2018 and 2017:

                                                                                 Amortized cost
                                                                                 --------------
Aggregate amount cash collateral received                                        2018    2017
-----------------------------------------                                         -----  -----
Open............................................................................ $  --   $  --
30 days or less.................................................................  24.0    43.5
31 to 60 days...................................................................    --      --
61 to 90 days...................................................................    --      --
Greater than 90 days............................................................    --      --
   Subtotal.....................................................................  24.0    43.5
                                                                                  -----  -----
Securities received.............................................................    --      --
                                                                                  -----  -----
   Total collateral received.................................................... $24.0   $43.5
                                                                                  =====  =====
The aggregate fair value of all securities acquired from the sale, trade or use
  of the accepted collateral (reinvested collateral)............................ $24.0   $43.5
                                                                                  =====  =====

   The following table provides information on reinvested collateral from securities lending agreements as of December 31, 2018 and 2017:

                                          2018                      2017
                                ------------------------- -------------------------
Securities lending              Amortized cost Fair value Amortized cost Fair value
------------------              -------------- ---------- -------------- ----------
Open...........................     $  --        $  --        $  --        $  --
30 days or less................      24.0         24.0         43.5         43.5
31 to 60 days..................        --           --           --           --
61 to 90 days..................        --           --           --           --
91 to 120 days.................        --           --           --           --
121 to 180 days................        --           --           --           --
181 to 365 days................        --           --           --           --
Greater than 365 days..........        --           --           --           --
                                    -----        -----        -----        -----
   Subtotal....................      24.0         24.0         43.5         43.5
Securities received............        --           --           --           --
                                    -----        -----        -----        -----
   Total collateral reinvested.     $24.0        $24.0        $43.5        $43.5
                                    =====        =====        =====        =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company's sources of cash that it uses to return collateral received from loaned securities is dependent on liquidity and other market conditions. The Company believes the fair value of reinvested collateral coupled with other available sources of cash is sufficient to fund collateral calls under adverse market conditions.

  (j) Restricted Assets

   The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2018 and 2017:

                               Gross (admitted and nonadmitted) restricted                     Percentage
                              ---------------------------------------------             -----------------------
                                          2018
                              ----------------------------
                                                                                            Gross
                                         Total                                            (admitted    Admitted
                                        separate                               Total         and      restricted
                               Total    account            Total                2018    nonadmitted)   to total
                              general  restricted          from   Increase/   admitted  restricted to  admitted
Restricted asset category     account    assets    Total   2017   (decrease) restricted total assets    assets
-------------------------     -------- ---------- -------- ------ ---------- ---------- ------------- ----------
Collateral held under
  security lending
  agreements................. $   24.0    $--     $   24.0 $ 43.5   $(19.5)   $   24.0       0.1%        0.1%
FHLB capital stock...........     24.0     --         24.0   16.1      7.9        24.0       0.1         0.1
On deposit with states.......      7.7     --          7.7    7.7       --         7.7        --          --
Pledged as collateral:
   Derivatives...............    111.8     --        111.8   60.3     51.5       111.8       0.5         0.5
   Reinsurance trust.........  1,010.4     --      1,010.4  750.3    260.1     1,010.4       4.8         4.8
   FHLB agreements...........    248.9     --        248.9   58.9    190.0       248.9       1.2         1.2
                              --------    ---     -------- ------   ------    --------       ---         ---
       Total restricted
         assets.............. $1,426.8    $--     $1,426.8 $936.8   $490.0    $1,426.8       6.7%        6.7%
                              ========    ===     ======== ======   ======    ========       ===         ===

   There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2018 and 2017.

   As of December 31, 2018 and 2017, the Company held no other restricted assets.

   Collateral received and reflected as assets within the reporting entity's financial statements as of December 31, 2018 and 2017:

                                           2018
--------------------------------------------------------------------------------------------
                                                                                      % of
                                                                      % of BACV to  BACV to
                                                                      total assets   total
                                                                      (admitted and admitted
Description                                          BACV  Fair value nonadmitted)   assets
-----------                                          ----- ---------- ------------- --------
a.Cash, cash equivalents and short-term investments. $  --   $  --          --%       -- %
b.Schedule D, Part 1................................    --      --          --         --
c.Schedule D, Part 2, Section 1.....................    --      --          --         --
d.Schedule D, Part 2, Section 2.....................    --      --          --         --
e.Schedule B........................................    --      --          --         --
f.Schedule A........................................    --      --          --         --
g.Schedule BA, Part 1...............................    --      --          --         --
h.Schedule DL, Part 1...............................  23.5    23.1         0.1        0.1
i.Other.............................................    --      --          --         --
                                                     -----   -----         ---        ---
j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $23.5   $23.1         0.1%       0.1%
                                                     =====   =====         ===        ===

                                     2018
  ----------------------------------------------------------------------------
                                                             % of liability to
  Description                                         Amount total liabilities
  -----------                                         ------ -----------------
  k.Recognized obligation to return collateral asset. $24.0         0.2%

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                           2017
--------------------------------------------------------------------------------------------
                                                                                      % of
                                                                      % of BACV to  BACV to
                                                                      total assets   total
                                                                      (admitted and admitted
Description                                          BACV  Fair value nonadmitted)*  assets
-----------                                          ----- ---------- ------------- --------
a.Cash, cash equivalents and short-term investments. $  --   $  --          --%       -- %
b.Schedule D, Part 1................................    --      --          --         --
c.Schedule D, Part 2, Section 1.....................    --      --          --         --
d.Schedule D, Part 2, Section 2.....................    --      --          --         --
e.Schedule B........................................    --      --          --         --
f.Schedule A........................................    --      --          --         --
g.Schedule BA, Part 1...............................    --      --          --         --
h.Schedule DL, Part 1...............................  40.6    41.7         0.3        0.3
i.Other.............................................    --      --          --         --
                                                     -----   -----         ---        ---
j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $40.6   $41.7         0.3%       0.3%
                                                     =====   =====         ===        ===

                                      2017
----------------------------------------------------------------------------------
                                                           % of liability to total
Description                                         Amount       liabilities
-----------                                         ------ -----------------------
k.Recognized obligation to return collateral asset. $43.5            0.3%

  (k) Working Capital Finance Investments

   As of December 31, 2018 and 2017, the Company had no working capital finance investments.

  (l) Offsetting and Netting of Assets and Liabilities

   The Company did not have any derivatives, repurchase and reverse repurchase, and securities borrowing and securities lending assets and liabilities that were offset and reported net as of December 31, 2018 and 2017.

  (m) Structured Notes

   The Company did not have any structured notes as of December 31, 2018 and 2017.

  (n) 5GI Securities

   The table below presents 5GI securities held as of December 31, 2018 and 2017:

                          Number of 5GI                Aggregate fair
                          Securities    Aggregate BACV   value
                          ------------- -------------- --------------
Investments               2018   2017    2018    2017  2018    2017
-----------               ----   ----   -----   -----  ----    ----
(1) Bonds - AC...........   1      1    $1.0    $1.0   $1.1    $1.1
(2) LB&SS - AC...........   1      1      --      --     --      --
(3) Preferred Stock - AC.  --     --      --      --     --      --
(4) Preferred Stock - FV.  --     --      --      --     --      --
                           --     --    ----    ----    ----    ----
(5) Total (1+2+3+4)......   2      2    $1.0    $1.0   $1.1    $1.1
                           ==     ==    ====    ====    ====    ====

AC - Amortized cost            FV - Fair value

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (o) Short Sales

   The Company did not have any short sale transactions during the years ended December 31, 2018, 2017 and 2016.

(3)Aggregate Reserves

   As of December 31, 2018 and 2017, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the
Company:

                                         2018               2017
                                  -----------------  -----------------
                                            Interest           Interest
Line of business                   Amount    rates    Amount    rates
----------------                  --------- -------- --------- --------
Individual life:
   Traditional................... $   576.5   4.2%   $   578.5   4.3%
   Universal.....................   5,562.7   4.4      5,731.4   4.4
   Individual
     supplementary
     contracts with life
     contingencies...............      90.8   4.4         82.9   4.4
                                  ---------          ---------
          Total
            individual
            life.................   6,230.0            6,392.8
                                  ---------          ---------
Group life.......................      20.8   4.5         21.3   4.5
                                  ---------          ---------
          Total life.............   6,250.8            6,414.1
                                  ---------          ---------
Annuities:
   Individual annuities:
       Immediate.................   1,325.4   5.9      1,437.3   5.9
       Deferred..................   2,709.5   4.1      2,863.4   4.1
       Variable..................      62.3   4.1         63.0   4.1
                                  ---------          ---------
          Total
            individual
            annuities............   4,097.2            4,363.7
                                  ---------          ---------
   Group annuities:
       Other group
         annuities...............      42.4   6.3         46.5   6.5
                                  ---------          ---------
          Total annuities........   4,139.6            4,410.2
                                  ---------          ---------
Accidental death benefits........       0.6   3.0          0.7   3.0
Disability:
   Active lives..................      12.4   4.4         13.3   4.4
   Disabled lives................      75.5   3.4         77.1   3.4
                                  ---------          ---------
          Total
            disability...........      87.9               90.4
                                  ---------          ---------
Other reserves...................   1,520.7   4.2      1,130.3   4.4
Accident and health:
   Group.........................       0.1   4.7          0.1   3.0
   Individual....................       1.2   4.6          1.4   4.8
                                  ---------          ---------
          Total accident
            and health...........       1.3                1.5
                                  ---------          ---------
          Total life,
            annuities,
            and accident
            and health
            aggregate
            reserves.............  12,000.9           12,047.2
                                  ---------          ---------
Deposit-type funds:
   Supplementary
     contracts without
     life contingencies..........     423.3   2.7        446.8   2.7
   Other deposit-type
     funds.......................     352.6   3.7        201.0   4.8
                                  ---------          ---------
          Total
            deposit-type
            funds................     775.9              647.8
                                  ---------          ---------
          Total
            aggregate
            reserves and
            deposit-type
            funds................ $12,776.8          $12,695.0
                                  =========          =========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, GPO 58, 61 CIET, 61 CSI, 80 CSO, 80 CET, or 2001 CSO tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 94 VA MGDB, 37SA, a-2012, or a-2000 tables.

   As of December 31, 2018 and 2017, the Company had $661.4 and $538.4, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to AG38 part 8D.

   The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.6 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2018 and 2017.

   Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or calculated using appropriate multiples of standard rates of mortality. For two interest-sensitive life plans, with single or limited pay substandard extra premiums, the unearned portion of those substandard premiums are utilized as the substandard extra reserve.

   The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process.

   The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process.

   As of December 31, 2018 and 2017, the Company had $32,592.4 and $37,955.6, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $304.0 and $311.1 as of December 31, 2018 and 2017, respectively, and are reported in aggregate reserves -- life and annuity contracts.

   The tabular interest, tabular less actual reserve released, and tabular cost has been determined by formula as described in the NAIC instructions.

   Tabular interest on funds not involving life contingencies has been determined according to the valuation rate for each contract.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As of December 31, 2018, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

                                                  2018
                          ----------------------------------------------------
                                     Separate
                                     accounts    Separate
                           General     with      accounts              Percent
                           account  guarantees nonguaranteed   Total   of total
                          --------- ---------- ------------- --------- --------
Subject to discretionary
  withdrawal:
With market value
  adjustment............. $ 2,333.7   $18.6      $     --    $ 2,352.3   14.6%
At book value less
  current surrender
  charge of 5% or more...      58.7      --            --         58.7    0.4
At fair value............        --      --       5,171.4      5,171.4   32.1
                          ---------   -----      --------    ---------  -----
Total with market value
  adjustment or at fair
  value..................   2,392.4    18.6       5,171.4      7,582.4   47.1
At book value without
  adjustment (minimal or
  no charge or
  adjustment)............   1,287.6      --            --      1,287.6    8.0
Not subject to
  discretionary
  withdrawal.............   7,206.0      --          13.2      7,219.2   44.9
                          ---------   -----      --------    ---------  -----
Total (gross)............  10,886.0    18.6       5,184.6     16,089.2  100.0%
                                                                        =====
Reinsurance ceded........   5,879.8      --            --      5,879.8
                          ---------   -----      --------    ---------
Total (net).............. $ 5,006.2   $18.6      $5,184.6    $10,209.4
                          =========   =====      ========    =========

   Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2018 and 2017 were as follows:

                                          2018           2017
                                     -------------  -------------
                                            Net of         Net of
                                     Gross  loading Gross  loading
                                     ------ ------- ------ -------
              Industrial............ $  0.2 $  0.2  $  0.2 $  0.2
              Ordinary new business.     --     --      --     --
              Ordinary renewal......  167.5  492.6   175.3  519.4
              Group life............     --   (0.1)     --   (0.1)
                                     ------ ------  ------ ------
                 Total.............. $167.7 $492.7  $175.5 $519.5
                                     ====== ======  ====== ======

   The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2018 and 2017.

Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit

   The Company's variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company's separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2018 and 2017, the Company had reserves related to these guaranteed benefits of $580.9 and $323.4, respectively.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of the dates indicated:

                                                                      December 31,
                                                                    -----------------
                                                                      2018     2017
                                                                    -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.. $1,780.8 $2,169.3
   Net amount at risk.............................................. $    2.5 $    2.2
   Average attained age of contract holders........................       75       74

   Enhanced death benefits (step-up, roll-up, payment protection)
     account value................................................. $1,745.2 $2,202.0
   Net amount at risk.............................................. $  196.4 $  114.2
   Average attained age of contract holders........................       75       75

Account values with living benefit guarantees:
   Guaranteed minimum withdrawal benefits.......................... $1,820.3 $2,311.0
   Guaranteed annuitization benefits............................... $  969.7 $1,168.1

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contract holder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2018 and 2017, the Company's exposure related to GMWB and guaranteed annuitization benefits contracts that were considered "in the money" was $795.9 and $584.7, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

(4)Liability for Policy and Contract Claims

   Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.6, $0.8 and $0.9 as of December 31, 2018, 2017 and 2016 respectively, is summarized as follows:

                                                       2018  2017   2016
                                                       ----- ----- -----
      Balance as of January 1......................... $48.0 $52.1 $49.8
      Less reinsurance reserve credit and recoverable.  47.2  51.2  47.8
                                                       ----- ----- -----
             Net balance as of January 1..............   0.8   0.9   2.0
                                                       ----- ----- -----
      Incurred related to:
         Current year.................................    --   0.1   0.3
         Prior years..................................    --   0.1  (0.3)
                                                       ----- ----- -----
             Total incurred...........................    --   0.2    --
                                                       ----- ----- -----
      Paid related to:
         Current year.................................    --    --   0.2
         Prior years..................................   0.2   0.3   0.9
                                                       ----- ----- -----
             Total paid...............................   0.2   0.3   1.1
                                                       ----- ----- -----
             Net balance as of December 31............   0.6   0.8   0.9
      Plus reinsurance reserve credit and recoverable.  42.3  47.2  51.2
                                                       ----- ----- -----
      Balance as of December 31....................... $42.9 $48.0 $52.1
                                                       ===== ===== =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years.

   For the years ended December 31, 2018, 2017 and 2016, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.

   The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus also included $107.9 and $90.9 of life contract claims as of December 31, 2018 and 2017, respectively.

(5)Transactions with Affiliates

   The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates:

   GLIC
   GNA
   Genworth Mortgage Insurance Corporation ("GMIC")
   JLIC
   RLIC VI
   RLIC VII
   RLIC VIII
   RLIC IX
   RLIC X
   Rivermont

   For years ended December 31, 2018, 2017 and 2016, the Company made net payments for intercompany settlements of $64.2, $44.7 and $72.4, respectively.

   The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY's variable annuity products.

   The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private, Ltd. and GMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided.

   The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company's indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 2.33%, 1.33% and 0.28% during the years ended December 31, 2018, 2017 and 2016, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2018 or 2017.

   The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements. During 2018, the Company recorded an

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

adjustment for the administration of claims related to certain reinsurance agreements whereby the assuming reinsurer was only settling the net amount at risk instead of the full death benefit on universal life insurance contracts. The net impact to the Company's death benefits was $4.0 for years ended December 31, 2017 and prior. This impacted reinsurance agreements between the Company and Rivermont, JLIC, and GLIC as follows:

  . The Company cedes universal life insurance contracts to Rivermont. As a result of this adjustment, Rivermont owed the Company $27.5 for years ended December 31, 2017 and prior. Effective March 30, 2018, the Company, as counterparty to the reinsurance agreement and parent of Rivermont, agreed to not require payment of this amount from Rivermont. This was accounted for as a deemed capital contribution from the Company to Rivermont which was recorded as a decrease to the Company's unassigned surplus.

  . The Company also cedes universal life insurance contracts to JLIC. As a result of this adjustment, JLIC owed the Company $4.3 for years ended December 31, 2017 and prior. The Company received this amount on May 11, 2018.

  . The Company assumes universal life insurance contracts from GLIC. As a result of this adjustment, the Company owed GLIC $27.8 for years ended December 31, 2017 and prior. The Company paid this amount on May 11, 2018.

   Effective July 1, 2017, the Company assumed certain annuity and corporate-owned life insurance business from GLIC in anticipation of the GLAIC unstacking. These reinsurance treaties had an adverse impact on the RBC ratio of the Company and GLIC. The Company and GLIC had anticipated that the GLAIC unstacking would be completed by December 31, 2017 and that certain capital benefits relating to the unstacking would offset the adverse impact to its RBC ratio as of December 31, 2017. With the GLAIC unstacking not being completed by the end of 2017, the Company and GLIC mutually agreed to terminate the July 1, 2017 reinsurance treaties. As of December 31, 2017, the Company had a net receivable of $29.8 from GLIC related to the termination of these treaties. The intercompany amounts were settled in cash on January 10, 2018. As discussed in
Note 1, Genworth and China Oceanwide have agreed to forgo the GLAIC unstacking and that provision was waived under the Merger Agreement. Genworth and China Oceanwide will not pursue the GLAIC unstacking for the foreseeable future.

   On December 21, 2017, the Company received $9.0 in cash from RLIC IX as a dividend payment.

   On December 14, 2017, the Company received $27.2 in cash from RLIC VI as a dividend payment.

   On December 13, 2017, the Company received $30.7 in cash from RLIC X as a return of capital.

   On June 26, 2017, the Company sold one security with a book value of $7.1 to GMIC in exchange for cash.

   In April 2017, the Company received bonds and mortgage loans from GLIC under various reinsurance transactions discussed in Note 8.

   During the year ended December 31, 2016, the Company sold 83 securities with book value of $273.1 and accrued interest of $3.0 to GLIC in exchange for cash.

   For the year ended December 31, 2016, the Company received cash from GNWLAAC RE of $3.4 as a return of capital.

   On December 9, 2016, the Company paid $4.7 in cash to RLIC VI as a capital contribution to meet minimum initial capitalization.

   On October 4, 2016, the Company received cash from RLIC IV of $0.3 as a return of capital.

   On September 29, 2016, the Company received cash from RLIC IV of $50.4 as a dividend payment and $15.2 as a return of capital prior to RLIC IV dissolution.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   On September 28, 2016, the Company received $30.0 in cash from RLIC X as a dividend payment.

   On July 15, 2016, the Company paid $174.2 in cash to Genworth Holdings as tax benefit settlement due to RLIC and RLIC II dissolution.

   During the second quarter of 2016, Special Purpose Vehicle ("SPV") 1 was unwound. In connection with the unwinding of SPV 1, the Company paid $38.9 to repurchase contract loans from SPV 1. SPV 1, 2, 3 and 5 were all dissolved on December 12, 2016.

   On April 20, 2016, the Company received cash of $35.0 and $47.0 as a return of capital from RLIC and RLIC II, respectively, which were dissolved on April 1, 2016.

   On April 15, 2016, the Company paid GNA $36.0 for a settlement related to the tax assumption agreement. The payment was recorded in paid in surplus.

   On April 8, 2016, the Company received $100.9 in cash as contributed surplus from RLIC VII.

   Effective March 21, 2016, the Company terminated its irrevocable LoCs with the Federal Home Loan Bank ("FHLB") of Atlanta ("FHLB Atlanta") for $329.0 and $225.6 held for RLIC and RLIC II, respectively.

   During 2016, the Company paid $2.2 in cash as capital contributions to RLIC
X.

   Total amounts due from or owed to affiliates as of December 31, 2018 and 2017 are included in the following balance sheet captions:

                                                                      2018   2017
                                                                     ------ ------
Assets:
   Amounts recoverable from reinsurers and funds held............... $410.8 $410.7
   Receivable from parent, subsidiaries and affiliates..............     --   30.5
   Current Federal and foreign income tax recoverable and interest
     thereon........................................................   24.9    0.8
                                                                     ------ ------
       Total assets................................................. $435.7 $442.0
                                                                     ====== ======
Liabilities:
   Current Federal income tax payable............................... $   -- $  6.6
   Payable to parent, subsidiaries and affiliates...................    4.6     --
   Other amounts payable on reinsurance.............................   28.3   29.3
                                                                     ------ ------
       Total liabilities............................................ $ 32.9 $ 35.9
                                                                     ====== ======

(6)Income Taxes

   Tax reform impact

   On December 22, 2017, President Trump signed the TCJA into law. The enactment of the new law signified the first major overhaul of the U.S. federal income tax system in more than 30 years. In addition to the law's corporate income tax rate reduction, several other provisions were pertinent to the Company's financial statements and related disclosures. Prior to the TCJA, the top U.S. corporate income tax rate was 35% for corporations with taxable income greater than $10.0. The TCJA reduced the U.S. corporate income tax rate to 21% effective for taxable years beginning after December 31, 2017.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   For items under the TCJA that were incomplete, but a reasonable estimate had been determined as of December 31, 2017, the Company recorded a reasonable estimate. For items for which a reasonable estimate could not be determined, the Company applied existing guidance based on the provisions of the tax laws that were in effect prior to the TCJA being enacted. Accordingly, the Company recorded reasonable estimates of the tax rate reduction impact under the TCJA for DTA and DTL as well as an insurance reserve transition adjustment in its 2017 statutory financial statements.

   As of December 31, 2017, the Company remeasured certain DTAs and DTLs based on the federal rate at which it expects them to reverse in the future, which is generally 21%. The provisional amount recorded in 2017 that related to the re-measurement of the Company's DTAs and DTLs was a tax expense of $222.0. The change in contingent tax liability related to the special tax sharing agreements was $220.3, which related to the re-measurement for the period ended December 31, 2018. The Company did not record an adjustment to this provisional amount in 2018 and the accounting for this item is complete as of December 31, 2018.

   As of December 31, 2017, the Company also recorded a provisional reclassification in DTAs and DTLs in the net amount of $65.2 related to the transition adjustment required under the TCJA with respect to life insurance policyholder reserves. Under the TCJA this transition adjustment is to be taken into account ratably over eight taxable years. The Company recorded an adjustment to the provisional reclassification of $24.5 in 2018 and the accounting for this item is complete as of December 31, 2018.

  (a) Components of deferred tax assets and deferred tax liabilities

     1. The components of the net DTA recognized in the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2018 and 2017 were as follows:

                                   2018                    2017                    Change
                          ----------------------- ----------------------- -----------------------
                          Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital  Total
                          -------- ------- ------ -------- ------- ------ -------- ------- ------
a. Gross DTA.............  $519.1   $27.1  $546.2  $544.6   $23.7  $568.3  $(25.5)  $3.4   $(22.1)
b. Statutory valuation
  allowance adjustment...      --      --      --     7.4      --     7.4    (7.4)    --     (7.4)
                           ------   -----  ------  ------   -----  ------  ------   ----   ------
c. Adjusted gross DTA
  (1a - 1b)..............   519.1    27.1   546.2   537.2    23.7   560.9   (18.1)   3.4    (14.7)
d. DTA nonadmitted.......   206.9      --   206.9   217.5      --   217.5   (10.6)    --    (10.6)
                           ------   -----  ------  ------   -----  ------  ------   ----   ------
e. Subtotal: net
  admitted DTA (1c - 1d).   312.2    27.1   339.3   319.7    23.7   343.4    (7.5)   3.4     (4.1)
f. DTL...................   163.3    22.7   186.0   212.6    21.0   233.6   (49.3)   1.7    (47.6)
                           ------   -----  ------  ------   -----  ------  ------   ----   ------
g. Net admitted
  DTA/(DTL) (1e - 1f)....  $148.9   $ 4.4  $153.3  $107.1   $ 2.7  $109.8  $ 41.8   $1.7   $ 43.5
                           ======   =====  ======  ======   =====  ======  ======   ====   ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


     2. Admission calculation components for SSAP No. 101 as of December 31, 2018 and 2017:

                                    2018                    2017                    Change
                           ----------------------- ----------------------- -----------------------
                           Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital  Total
                           -------- ------- ------ -------- ------- ------ -------- ------- ------
a. Federal income taxes
  paid in prior years
  recoverable through
  loss carrybacks.........  $   --   $ 4.0  $  4.0  $   --   $  --  $   --  $   --   $ 4.0  $  4.0

b. Adjusted gross DTA
  expected to be
  realized (excluding
  the amount of DTA from
  2(a) above) after
  application of the
  threshold limitation.
  (The lessor of 2(b)1
  and 2(b)2 below)........   145.5     3.8   149.3   102.2     7.6   109.8    43.3    (3.8)   39.5

   1. Adjusted gross DTA
     expected to be
     realized following
     the balance sheet
     date.................   145.5     3.8   149.3   102.2     7.6   109.8    43.3    (3.8)   39.5

   2. Adjusted gross DTA
     allowed per
     limitation threshold.     XXX     XXX   150.1     XXX     XXX   176.8     XXX     XXX   (26.7)

c. Adjusted gross DTA
  (excluding the amount
  of DTA from 2(a) and
  2(b) above) offset by
  gross DTL...............   166.7    19.3   186.0   217.5    16.1   233.6   (50.8)    3.2   (47.6)
                            ------   -----  ------  ------   -----  ------  ------   -----  ------
d. DTA admitted as a
  result of the
  application of SSAP
  No. 101 (Total 2(a) +
  2(b) + 2(c))............  $312.2   $27.1  $339.3  $319.7   $23.7  $343.4  $ (7.5)  $ 3.4  $ (4.1)
                            ======   =====  ======  ======   =====  ======  ======   =====  ======

     3.  Ratio used to determine applicable period used in 6(a)2:

                                                                        2018      2017
                                                                      --------  --------
a. Ratio percentage used to determine recovery period and threshold
  limitation amount..................................................      741%      787%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above..................... $1,090.1  $1,292.7

     4.  Impact of tax planning strategies:

         a. Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:

                                2018             2017            Change
                          ---------------  ---------------  ---------------
                          Ordinary Capital Ordinary Capital Ordinary Capital
                          -------- ------- -------- ------- -------- -------
1. Adjusted Gross DTAs
  Amount from Note 6a1(c)  $519.1   $27.1   $537.2   $23.7   $(18.1)  $3.4

2. Percentage of
  Adjusted Gross DTAs by
  Tax Character
  Attribute to the
  impact of Tax Planning
  Strategies.............      --%     --%      --%     --%      --%    --%

3. Net Admitted Adjusted
  Gross DTAs Amount from
  Note 6a1(e)............  $312.2   $27.1   $319.7   $23.7   $ (7.5)  $3.4

4. Percentage of Net
  Admitted Adjusted
  Gross DTAs by Tax
  Character admitted
  because of the impact
  of tax planning
  strategies.............     2.3%     --%     0.8%     --%     1.5%    --%

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


         b. The Company did not use reinsurance tax planning strategies for the years ended December 31, 2018, 2017 and 2016.

  (b) Unrecognized deferred tax liabilities

   The Company did not have any unrecognized DTLs during the years ended December 31, 2018, 2017 and 2016.

  (c) Current income tax and change in deferred tax

   The provision for income taxes incurred on operations for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                                         2018    2017   Change
                                                        ------  ------  ------
1. Current Income Taxes
   a. Federal income taxes............................. $(18.8) $ 51.9  $(70.7)
   b. Foreign income taxes.............................     --      --      --
                                                        ------  ------  ------
   c. Federal and foreign income taxes.................  (18.8)   51.9   (70.7)
   d. Federal income tax on net capital gains (losses).   (1.6)   (2.2)    0.6
   e. Utilization of capital loss carry forwards.......     --      --      --
   f. Other............................................     --      --      --
                                                        ------  ------  ------
   g. Federal and foreign income tax incurred.......... $(20.4) $ 49.7  $(70.1)
                                                        ======  ======  ======

                                                         2017    2016   Change
                                                        ------  ------  ------
1. Current Income Taxes
   a. Federal income taxes............................. $ 51.9  $120.4  $(68.5)
   b. Foreign income taxes.............................     --      --      --
                                                        ------  ------  ------
   c. Federal and foreign income taxes.................   51.9   120.4   (68.5)
   d. Federal income tax on net capital gains (losses).   (2.2)    7.4    (9.6)
   e. Utilization of capital loss carry forwards.......     --      --      --
   f. Other............................................     --      --      --
                                                        ------  ------  ------
   g. Federal and foreign income tax incurred.......... $ 49.7  $127.8  $(78.1)
                                                        ======  ======  ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2018 and 2017:

                                                                                   2018   2017  Change
                                                                                  ------ ------ ------
2. DTA
   A. Ordinary
       1. Discounting of unpaid losses........................................... $   -- $   -- $   --
       2. Unearned premium reserve...............................................     --     --     --
       3a. Transition reserves...................................................   15.8   32.8  (17.0)
       3b. Policyholder reserves.................................................  356.1  370.9  (14.8)
       4. Investments............................................................    3.3    2.1    1.2
       5. Deferred acquisition costs.............................................  128.4  126.0    2.4
       6. Policyholder dividends accrual.........................................     --     --     --
       7. Fixed assets...........................................................    0.9    0.8    0.1
       8. Compensation and benefits accrual......................................     --     --     --
       9. Pension accrual........................................................     --     --     --
       10. Receivable-nonadmitted................................................    0.1    0.1     --
       11. Net operating loss carry forward......................................   13.9    7.4    6.5
       12. Tax credit carry forward..............................................    0.4    1.6   (1.2)
       13. Other (including items less than 5% of total ordinary tax assets).....    0.2    2.9   (2.7)
                                                                                  ------ ------ ------
       99. Subtotal ordinary.....................................................  519.1  544.6  (25.5)
   B. Statutory valuation allowance adjustment...................................     --    7.4   (7.4)
   C. Nonadmitted DTA............................................................  206.9  217.5  (10.6)
                                                                                  ------ ------ ------
   D. Admitted ordinary DTA (2A99 - 2B - 2C).....................................  312.2  319.7   (7.5)
   E. Capital....................................................................                   --
       1. Investments............................................................   27.1   23.7    3.4
       2. Net capital loss carry forward.........................................     --     --     --
       3. Real estate............................................................     --     --     --
       4. Other (including items less than 5% of total ordinary tax assets)......     --     --     --
                                                                                  ------ ------ ------
       99. Subtotal capital......................................................   27.1   23.7    3.4
   F. Statutory valuation allowance adjustment...................................     --     --     --
   G. Nonadmitted DTA............................................................     --     --     --
                                                                                  ------ ------ ------
   H. Admitted capital DTA (2E99 - 2F - 2G)......................................   27.1   23.7    3.4
                                                                                  ------ ------ ------
   I. Admitted DTA (2D + 2H)..................................................... $339.3 $343.4 $ (4.1)
                                                                                  ====== ====== ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                       2018   2017  Change
                                                      ------ ------ ------
     3. DTL
        A. Ordinary
            1. Investments........................... $  8.3 $  9.4 $ (1.1)
            2. Fixed assets..........................     --     --     --
            3. Deferred and uncollected premiums.....  103.5  105.2   (1.7)
            4(a). Transition reserves................   51.5   98.0  (46.5)
            4(b). Policyholder reserves..............     --     --     --
            5. Other.................................     --     --     --
                                                      ------ ------ ------
            99. Subtotal ordinary....................  163.3  212.6  (49.3)
                                                      ------ ------ ------
        B. Capital
            1. Investments...........................   22.7   21.0    1.7
            2. Real estate...........................     --     --     --
            3. Other.................................     --     --     --
                                                      ------ ------ ------
            99. Subtotal capital.....................   22.7   21.0    1.7
                                                      ------ ------ ------
        C. DTL (3A99 + 3B99).........................  186.0  233.6  (47.6)
                                                      ------ ------ ------
     4. Net DTA (DTL) (2I - 3C)...................... $153.3 $109.8 $ 43.5
                                                      ====== ====== ======

   Based on an analysis of the Company's tax position for the year ended December 31, 2018, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established.

   The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):

                                                                 December 31,
                                                                 -------------
                                                                  2018   2017  Change
                                                                 ------ ------ ------
Total gross DTA................................................. $546.2 $568.3 $(22.1)
Statutory valuation allowance adjustment........................     --    7.4   (7.4)
                                                                 ------ ------ ------
Adjusted gross DTAs.............................................  546.2  560.9  (14.7)
Total gross DTL.................................................  186.0  233.6  (47.6)
                                                                 ------ ------ ------
Net DTA (DTL)................................................... $360.2 $327.3   32.9
                                                                 ====== ======
Deferred tax on change in net unrealized capital gains (losses).                  1.1
                                                                               ------
Change in net deferred income tax...............................               $ 34.0
                                                                               ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (d) Reconciliation of Federal income tax rate to actual effective tax rate

   The provision for Federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2018, 2017 and 2016:

                                                                        2018    2017    2016
                                                                       ------  ------  ------
Provision computed at statutory tax rate.............................. $(50.7) $  9.0  $(58.1)
Benefit of dividends..................................................   (2.8)  (19.7)  (36.6)
Other nondeductible expenses..........................................     --      --     0.1
Change in tax contingency reserve.....................................    0.4     3.0      --
Statutory amortization of IMR.........................................     --    (1.2)    6.7
Foreign taxes.........................................................     --    (0.1)   (0.1)
Current year change in nonadmitted assets.............................    0.5     1.9     2.1
Deferred reinsurance gains............................................    8.4   (13.8)   24.1
Statutory DTA valuation allowance adjustment..........................   (7.4)   (5.9)     --
Adjustments to prior year taxes.......................................   (2.7)    7.5    (8.5)
TCJA rate reduction impact............................................     --   222.0      --
Other adjustments.....................................................   (0.1)  (24.9)  407.6
                                                                       ------  ------  ------
   Total.............................................................. $(54.4) $177.8  $337.3
                                                                       ======  ======  ======
Federal and foreign income tax incurred............................... $(20.4) $ 49.7  $127.8
Change in net deferred income taxes (without change in net unrealized
  capital gains (losses)).............................................  (34.0)  128.1   209.5
                                                                       ------  ------  ------
   Total.............................................................. $(54.4) $177.8  $337.3
                                                                       ======  ======  ======

  (e) Operating loss and tax credit carry forwards and protective tax deposits

   As of December 31, 2018, the Company has operating loss carryforwards that will not expire, as follows:

                   Origination year Amount without expiration
                   ---------------- -------------------------
                         2018                 $66.1

   As of December 31, 2018, the Company has tax credits to carry forward that will expire, if unutilized, as follows:

                     Origination year Amount Expires after
                     ---------------- ------ -------------
                           2014        $0.2      2024
                           2015         0.2      2025

   As of December 31, 2018, the amount of federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are as follows:

                           Tax year Capital Ordinary
                           -------- ------- --------
                             2016    $7.6     $--

   The Company has no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (f) Consolidated Federal income tax return

   The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2018:

                        ASI
                        Capital Brokerage Corporation
                        Genworth
                        Genworth Annuity Service
                          Corporation
                        Genworth Financial Agency, Inc.
                        Genworth Financial Assurance
                          Corporation
                        Genworth Financial Services, Inc.
                        Genworth Holdings
                        Genworth Insurance Company
                        GLIC
                        GLICNY
                        Genworth Mortgage Holdings, LLC
                        Genworth Mortgage Holdings, Inc.
                        GMIC
                        Genworth Mortgage Insurance
                          Corporation of North Carolina
                        Genworth Mortgage Reinsurance
                          Corporation
                        Genworth Mortgage Services, LLC
                        GNA
                        HGI Annuity Service Corporation
                        JLIC
                        Mayflower Assignment Corporation
                        Monument Lane IC 1, Inc.
                        Monument Lane IC 2, Inc.
                        Monument Lane PCC, Inc.
                        Newco
                        National Eldercare Referral
                          System, LLC
                        Rivermont
                        RLIC VI
                        RLIC VII
                        RLIC VIII
                        RLIC IX
                        RLIC X
                        River Lake Insurance Company XI
                        Sponsored Captive Re, Inc.
                        United Pacific Structured
                          Settlement Company

   The Company is a part of the overall Tax Allocation Agreement between Genworth and certain of its subsidiaries. This agreement was approved by state insurance regulators and the Company's Board of Directors. The tax allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company's policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth's Federal consolidated U.S. corporation income tax return.

   The Company and its indirect parent, Genworth, have special tax agreements with the Company's direct subsidiaries RLIC VII and RLIC VIII. The agreements obligate the Company to receive or make payments on behalf of RLIC VII and

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

RLIC VIII for Federal income tax amounts receivable or payable by RLIC VII and RLIC VIII under a separate Tax Allocation Agreement. The Company accounts for these payments as additional investment in common stock of affiliates. As of December 31, 2018, the Company has recorded a tax receivable and a decrease in investment in common stock of affiliates of $2.4 for RLIC VII and a tax payable and an increase in investment in common stock of affiliates of $0.4 for RLIC VIII related to these agreements.

   The Company and its direct parent, GLIC, are also parties to a separate special tax sharing agreement with the Company's direct subsidiary, Rivermont. The agreement allocates the tax benefit of Rivermont's net operating losses ("NOLs") from tax years prior to 2009 to the Company. The Company will repay such benefits to Genworth to the extent Rivermont has taxable income in the future. For NOLs incurred in 2009 and subsequent years, Rivermont will record a current tax benefit and receive tax benefit payments from Genworth for NOLs incurred by Rivermont and used by the consolidated tax group, in accordance with the terms of the Tax Allocation Agreement. Additionally, under this special tax sharing agreement, the Company is required to provide certain amounts of capital or a letter of credit to Rivermont upon the event that the Company or Genworth Holdings is downgraded below certain S&P and Moody's ratings levels. The Company secured an irrevocable Letter of Credit ("LoC") from FHLB Atlanta for $28.2 in favor of Rivermont to meet its obligations under these provisions. The LoC automatically renews annually through May 7, 2019, unless notice of termination is provided by the issuer of the LoC at least 60 days prior to the then applicable expiration date.

   Prior to 2018, the Company also had special tax sharing agreements (the "Old Special Tax Agreements") with its direct subsidiaries, RLIC VI, RLIC IX and RLIC X. The Old Special Tax Agreements allocated to the Company the tax benefits of the respective subsidiaries' (i.e., RLIC VI, RLIC IX or RLIC X, as appropriate) current NOLs. Such benefits would have been repaid to Genworth to the extent the subsidiaries had taxable income in the future. Until such time as these benefits had been fully repaid, each subsidiary was not obligated to make payments under the overall tax allocation agreement or applicable Old Special Tax Agreement for Federal income tax. Additionally, under the Old Special Tax Agreements with RLIC VI, RLIC IX and RLIC X, the Company would have assumed the respective subsidiaries tax liability if such liability would cause the Company's RBC ratio to fall below 300%. The Old Special Tax Agreements were terminated effective May 31, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X.

   In 2018, the Company entered into new special tax sharing agreements (the "New Special Tax Sharing Agreements") with RLIC VI, RLIC IX and RLIC X and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. Under the New Special Tax Sharing Agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC IX and RLIC X for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC IX and RLIC X are accounted for as deemed capital contributions to RLIC VI, RLIC IX and RLIC X. The tax payments received by the Company on behalf of RLIC VI, RLIC IX and RLIC X are accounted for as deemed dividends from RLIC VI, RLIC IX and RLIC X. During 2018, the Company recorded tax payables and an increase in common stock of affiliates of $22.5, $33.9 and $44.9 to RLIC VI, RLIC IX and RLIC X, respectively, related to the New Special Tax Sharing Agreements. As discussed in Note 2(b), the Company carries RLIC VI, RLIC IX and RLIC X at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned surplus.

   Effective January 1, 2018, the Company entered into a new Special Tax Allocation Agreement with Genworth whereby the Company agreed to settle intercompany taxes under the terms of the overall Tax Allocation Agreement of the Genworth Consolidated Group as if the Company and RLIC VI, RLIC IX and RLIC X continued to calculate tax reserves under Model Regulation 830 for U.S. federal income tax purposes, notwithstanding that the consolidated group filed its U.S. federal income tax return limiting the tax reserve based upon the Net GAAP Liability shown on the statutory annual statements of RLIC VI, RLIC IX and RLIC X. The purpose of the new Special Tax Allocation Agreement between the Company and Genworth is to defer intercompany tax settlements by the Company until the time at which the Company would have made the payments absent the change in the Permitted Practices for RLIC VI, RLIC IX and RLIC X and also absent tax planning strategies implemented by GLIC in 2018 with respect to the calculation of GLIC's tax reserves. During 2018, the Company recorded an increase to current tax receivable and an increase to unassigned surplus of $103.2 related to this agreement.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The cumulative benefit recognized by the Company through December 31, 2018 relating to the special tax sharing agreements with Rivermont, RLIC VI, RLIC IX, and RLIC X and the Special Tax Allocation Agreement with Genworth was $417.4 and $330.4 as of December 31, 2018 and 2017, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future.

   For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. With possible exceptions (including the possibility that the Internal Revenue Service ("IRS") may examine tax years that impact operating loss deduction carryforwards but are otherwise closed), the Company is no longer subject to U.S. Federal tax examinations for years through 2014. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations.

  (g) Federal or foreign income tax loss contingencies

   The total amount of unrecognized tax benefits was $7.2, $6.7 and $3.8 as of December 31, 2018, 2017 and 2016, respectively, of which $7.2, $6.7 and $3.8, respectively, if recognized, would affect the effective tax rate on operations.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2018 and 2017, the Company accrued no interest or no penalties. The Company had no interest liability balance, and no penalty balances as of December 31, 2018 and 2017.

   As a result of Genworth's open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2019.

  (h) Repatriation Transition Tax

   The Company had no Repatriation Transition Tax owed under the TCJA as of December 31, 2018.

  (i) Alternative Minimum Tax Credit

   The Company had no Alternative Minimum Tax Credit recognized as a current year recoverable or DTA as of December 31, 2018.

  (j) State transferable and non-transferable tax credits

   The carrying value of transferable and non-transferable state tax credits gross of any related tax liabilities and total unused transferable and non-transferable state tax credits by state and in total were as follows:

                                                                            2018
                                                                    ---------------------
                                                                          Carrying Unused
Description of state transferable and non-transferable tax credits  State  value   amount
------------------------------------------------------------------  ----- -------- ------
                        New Market.................................  FL     $0.7    $0.7
                        New Market.................................  KY      0.1     0.1
                        New Market.................................  MS      0.5     0.5
                        New Market.................................  NE      0.3     0.3
                        New Market.................................  NV      0.1     0.1
                        Renewable Energy...........................  NC      0.1     0.1
                        Urban Development..........................  CT      0.2     0.2
                        Urban Development..........................  FL      1.3     1.3
                                                                            ----    ----
                           Total...................................         $3.3    $3.3
                                                                            ====    ====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                                            2017
                                                                    ---------------------
                                                                          Carrying Unused
Description of state transferable and non-transferable tax credits  State  value   amount
------------------------------------------------------------------  ----- -------- ------
                        Mills Credit...............................  SC     $0.1    $0.1
                        New Market.................................  FL      0.7     0.7
                        New Market.................................  KY      0.3     0.3
                        New Market.................................  MS      0.4     0.4
                        New Market.................................  NE      0.2     0.2
                        New Market.................................  NV      0.1     0.1
                        Renewable Energy...........................  NC      0.1     0.1
                        Urban Development..........................  CT      0.2     0.2
                        Urban Development..........................  FL      1.0     1.0
                                                                            ----    ----
                           Total...................................         $3.1    $3.1
                                                                            ====    ====

   The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits.

   The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2018 and 2017.

   The state tax credits admitted and nonadmitted were as follows:

                                    2018                 2017
                            -------------------- --------------------
                             Total      Total     Total      Total
                            admitted nonadmitted admitted nonadmitted
                            -------- ----------- -------- -----------
          Transferable.....   $ --       $--       $ --       $--
          Non-transferable.    3.3        --        3.1        --
                              ----       ---       ----       ---
             Total.........   $3.3       $--       $3.1       $--
                              ====       ===       ====       ===

(7)Commitments and Contingencies

  (a) Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial position of the Company.

   In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. The Plaintiff is alleging unlawful and excessive cost of insurance ("COI") charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enforce in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On November 16, 2018, the Eastern District of Virginia court stayed the case for 60 days. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file our counterclaim, which alleges that Plaintiff breached the prior settlement agreement by filing its current action. A hearing on the Company's motion to enjoin and motion for leave to file its counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle District of Georgia granted the Company's motion to enjoin and denied its motion for leave to file its counterclaim. As such, the Plaintiff is enjoined from pursuing COI class action in the Eastern District of Virginia. On March 29, 2019, the Plaintiff filed a Notice of Appeal in the Middle District of Georgia, notifying the court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company's motion to enjoin. On March 29, 2019, the Company filed its Notice of Cross-Appeal in the Middle District of Georgia, notifying the court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company's counterclaim. On April 8, 2019, the Eastern District of Virginia lifted the stay in the case and dismissed the case without prejudice, with leave for the Plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. The Company intends to continue to vigorously defend this action.

   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et. al, in U.S. Bankruptcy Court, Southern district of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that the Company and other unrelated noteholders (the "Defendant Group") not entitled to the amounts received. On June 28, 2016, the court granted the Company's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal to the United States Court of Appeals for the Second Circuit on February 6, 2017. The Company intends to vigorously defend the dismissal of the action.

   The Company and its affiliates have been subject to a number of industry wide regulatory investigations concerning unclaimed property practices and escheatment practices. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which the Company is a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia treasurer's office appealed that dismissal and in June 2015 the West Virginia Supreme court reversed the dismissal and remanded the case back to the trial court to, among other things, permit the Treasurer to examine insurers for compliance with unclaimed property laws. The Company and GLIC elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post-remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Also, the Company is currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine the Company. On November 16, 2017, the Company notified Delaware of its intention to convert the audit to a review under the Secretary of State Unclaimed Property Voluntary Disclosure Agreement Program. Delaware authorized this conversion request on December 5, 2017. The Company continues to cooperate with respect to these reviews, exams and investigations as appropriate.

   As of December 31, 2018, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters.

  (b) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As of December 31, 2018 and 2017, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $7.3 and $7.7, respectively, and a related premium tax benefit asset of $7.4 and $8.0, respectively. These amounts represent management's best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company's share of the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law.

   The following table provides information about the Company's guaranty funds receivable as of December 31, 2018 and 2017:

                                                                        2018 2017
                                                                        ---- ----
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end............................................ $8.0 $6.9
   Decreases current year:
       Premium tax offset applied......................................  0.5  0.6
       Other adjustment................................................  0.1   --
       True up adjustment..............................................  0.5   --
   Increases current year:
       Cash payment adjustment.........................................  0.5  0.9
       True up adjustment..............................................   --  0.8
                                                                        ---- ----
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end.......................................... $7.4 $8.0
                                                                        ==== ====

   The following tables provide information about the Company's undiscounted and discounted amount of the guaranty fund assessments and related assets by insolvency as of December 31, 2018 and 2017:

                                            2018
----------------------------------------------------------------------------------------------
                                               Guaranty fund assessment     Related assets
                                               -----------------------  -----------------------
Name of the Insolvency                         Undiscounted  Discounted Undiscounted Discounted
----------------------                         ------------  ---------- ------------ ----------
American Network Insurance Company............     $0.4         $--         $0.2        $--
Penn Treaty Network Company America Insurance
  Company.....................................      0.4          --          0.4         --
                                                   ----         ---         ----        ---
Total.........................................     $0.8         $--         $0.6        $--
                                                   ====         ===         ====        ===

                                            2017
----------------------------------------------------------------------------------------------
                                               Guaranty fund assessment     Related assets
                                               -----------------------  -----------------------
Name of the Insolvency                         Undiscounted  Discounted Undiscounted Discounted
----------------------                         ------------  ---------- ------------ ----------
American Network Insurance Company............     $0.4         $--         $0.2        $--
Penn Treaty Network Company America Insurance
  Company.....................................      0.3          --          0.2         --
                                                   ----         ---         ----        ---
Total.........................................     $0.7         $--         $0.4        $--
                                                   ====         ===         ====        ===

   In 2009, the Pennsylvania Insurance Commissioner (the "Commissioner") placed long-term care insurer Penn Treaty Network Company America Insurance Company and one of its subsidiaries, American Network Insurance Company (collectively, "Penn Treaty") in rehabilitation, an intermediate action before insolvency, and subsequently petitioned a state court to convert the rehabilitation into a liquidation. On November 9, 2016, the state court held a hearing on the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

Commissioner's petition to convert the rehabilitation into liquidation with no objections. On March 1, 2017, the Pennsylvania Commonwealth court approved petitions to liquidate Penn Treaty due to financial difficulties that could not be resolved through rehabilitation. As a result, the Company accrued guaranty fund liabilities of $0.9 in 2017 related to Penn Treaty. The Company recorded a pre-tax impact of $0.3, net of premium tax credits, in 2017 related to Penn Treaty. The amounts shown in the charts above in the guaranty fund assessments column represent the assessments paid to guaranty associations and the amounts shown in the related assets column are the premium tax credit available.

  (c) Related Party Guarantees

   The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company's annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company's structured settlement business.

   There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee were $239.2 as of December 31, 2018. The guarantee will remain intact until modified or rescinded by the Company's board of directors.

  (d) Commitments

   As of December 31, 2018, the Company had future commitments of $5.5 on its investments in limited partnerships, $4.1 in commercial mortgage loans and $6.0 in private placement securities. These limited partnerships are part of the Company's private equity and real estate programs. The funding commitments relate to future equity stakes taken in portfolio of private companies, first mortgage loans and mezzanine debt.

(8)Reinsurance

   The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers. As of December 31, 2018, all third-party reinsurers maintained an A.M. Best Company, Inc. ("A.M. Best") rating of "B+" or better or provide collateral as security, except Scottish Re US Inc. ("Scottish Re"), which is not rated and does not provide collateral. Total ceded reserves to Scottish Re were $24.7 as of December 31, 2018. In March 2019, A.M. Best withdrew its ratings of Union Fidelity Life Insurance Company ("UFLIC"), one of the Company's significant reinsurers as discussed below, and Employers Reassurance Corporation at the request of those companies. The Company does not expect any impact from this action and will continue to take reserve credit for reinsurance with these companies. In addition, UFLIC has a trust and guarantee from its parent as further discussed below.

   The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2018, 2017 and 2016 were as follows:

                    Premiums earned                 Benefits incurred
            -------------------------------  -------------------------------
               2018       2017       2016       2018       2017       2016
            ---------  ---------  ---------  ---------  ---------  ---------
   Direct.. $ 1,226.6  $ 1,295.6  $ 1,464.2  $ 2,251.4  $ 2,212.2  $ 2,135.6
   Assumed.     299.0      350.5      350.8      261.3      241.9      219.4
   Ceded...  (1,519.2)  (1,125.4)  (4,171.6)  (1,689.7)  (1,575.8)  (1,504.9)
            ---------  ---------  ---------  ---------  ---------  ---------
      Net.. $     6.4  $   520.7  $(2,356.6) $   823.0  $   878.3  $   850.1
            =========  =========  =========  =========  =========  =========

   The Company did not have any retrospectively rated contracts or contracts subject to redetermination.

  Affiliated Special Purpose Captives Reinsurance Transactions

   The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2018 and 2017 related to these treaties were as follows:

                                                   2018     2017
                                                 -------- --------
              Universal Life Insurance Business
              Rivermont......................... $  441.2 $  425.6
              JLIC..............................     60.8     58.5

              Term Life Insurance Business
              RLIC VI........................... $  808.0 $  810.6
              RLIC VII..........................    577.7    633.8
              RLIC VIII.........................  1,038.1  1,012.0
              RLIC IX...........................    773.0    796.4
              RLIC X............................    744.4    661.0

  Rivermont

   On October 24, 2006, the Company entered into an indemnity reinsurance agreement with Rivermont to cede certain universal life insurance reserves from the Company to Rivermont on a coinsurance and modified coinsurance ("Modco") basis for policies issued by or assumed from other affiliates of the Company with policy effective dates in calendar year 1999 and January 1, 2001 through June 30, 2006.

   On October 24, 2006, as a first part of the securitization of its excess AG38 (also known as AXXX) reserves, Rivermont sold $315.0 of surplus notes to fund the excess AXXX statutory reserves for the universal life insurance business that was assumed from the Company in the fourth quarter of 2006. Assets are held in a trust to the benefit of the Company as collateral.

   Genworth has entered into a liquidity commitment agreement with Rivermont and the capital market trusts that hold the surplus notes issued by Rivermont. The liquidity commitment agreement maintains that Genworth will, on the maturity date of the surplus notes (45 years from date of issue) loan to each capital market trust an amount equal to the then market value of assets held in the reinsurance trust.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Genworth Holdings has entered into a limited guaranty with Rivermont pursuant to which Genworth Holdings has guaranteed that Rivermont will receive a prescribed rate of return on the Modco reinsurance assets. The intent of the limited guaranty is to mitigate credit/interest rate risk within Rivermont and leave Rivermont with only insurance (mortality) risk. The Genworth Holdings limited guaranty provides Rivermont with the required liability payments in the event that there is a shortfall in Rivermont's ability to fund its interest obligations. The probability of a Genworth Holdings payment is remote and only occurs if cash flows from (a) actual earned interest income from economic reserve assets, (b) investment income on Modco Assets, and (c) calculated experience refunds from mortality gains, are insufficient to cover the liability payments. The value of the limited guaranty was $2.1 and $4.3 as of December 31, 2018 and 2017, respectively.

   On October 24, 2006, the Company entered into an agreement with MBIA, the financial guarantor, for the benefit of Rivermont. The agreement, among other things, obligates the Company (subject to certain exclusions) to indemnify and hold harmless Rivermont, MBIA, and Milliman from and against any and all claims, liabilities, losses, costs and expenses, and damages that may be incurred by or asserted against Rivermont, MBIA and Milliman by any party relating to or arising out of the transactions contemplated by the reinsurance agreement between the Company and Rivermont dated October 24, 2006, or certain related agreements, to the extent that such losses, claims, liabilities, expenses or damages resulted from Rivermont's failure to make any payment required to be made by it to any party under any such agreement, but excluding any payments of premiums, fees and expenses to be made in the ordinary course, and payments of principal and interest on the surplus notes issued by Rivermont.

  JLIC

   The Company has reinsurance agreements whereby it cedes universal life and term life insurance policies to JLIC.

   Effective January 1, 2016, the Company recaptured a 10% quota share for certain term life insurance policies, issued between January 1, 2001 and January 31, 2001, from JLIC with $57.3 in statutory reserves, receiving a recapture payment of $9.5 as consideration.

  RLIC VI

   Effective November 1, 2013, the Company entered into a coinsurance with funds withheld agreement with RLIC VI to cede term life insurance business to RLIC VI. RLIC VI simultaneously entered into a monthly renewable term ("MRT") reinsurance agreement with GLIC to cede the mortality risk on the reinsurance policies assumed from the Company. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. At the same time, RLIC VI also entered into an XOL reinsurance agreement with the Company and Canada Life, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VI in an amount, subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

   Effective September 1, 2016, the Company amended and restated the existing coinsurance with funds withheld agreement with RLIC VI, the existing XOL reinsurance agreement treaty with Canada Life and RLIC VI, and the existing MRT reinsurance agreement with GLIC and RLIC VI to include substantially all of the term life insurance business recaptured from Brookfield Life and Annuity Insurance Company ("BLAIC"). As a result of this amendment, the Company ceded $229.9 of initial premiums, with an initial allowance of $165.5 to RLIC VI. The net consideration of $64.4 was withheld and recorded as funds withheld.

   Effective December 1, 2017, RLIC VI recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with New Reinsurance Company Ltd ("NewRe") whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC VI, as well as the XOL between the Company, RLIC VI, and Canada Life were amended to reflect the MRT reinsurance agreement change.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   During 2018 and 2017, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.4 and $0.2 at the beginning of the period of recapture for the years ended December 31, 2018 and 2017, respectively.

  RLIC VII

   On April 7, 2009, the Company and RLIC VII entered into an indemnity coinsurance agreement, effective January 1, 2009, to cede certain term life insurance business issued by the Company in 2002. Effective December 2, 2010, the reinsurance treaty with RLIC VII was amended to change the mode of reinsurance from coinsurance to a combination of coinsurance and coinsurance with funds withheld.

   RLIC VII collateralized its obligations under the reinsurance agreement through a combination of funds withheld, an unconditional trust and LoCs. The LoCs had a face amount of $639.0 and were issued by Goldman Sachs Bank USA for the benefit of the Company to collateralize non-economic reserves. The LoCs did not meet the requirements of an unconditional LoC under Virginia's credit for reinsurance requirements. However, the Virginia Bureau approved the LoCs as another form of acceptable collateral.

   On April 6, 2016, RLIC VII paid Goldman Sachs $2.0 in cash and terminated both LoCs.

   Effective April 1, 2016, the Company recaptured all previously ceded term life insurance business from RLIC VII. In connection with the recapture, the Company paid RLIC VII a net terminal payment of $19.0. The terminal payment consisted of a $147.7 recapture payment which was recorded as ceding commission income on reinsurance ceded, a final monthly account balance payment of $1.3 which decreased net reinsurance receivable, and a $165.4 terminal reserve adjustment which decreased funds held by or deposited with reinsured companies.

   Effective April 1, 2016, the Company entered into a new coinsurance agreement with funds withheld with RLIC VII to cede effectively the same term life insurance business which the Company previously recaptured from RLIC
VII. As a result of this agreement, RLIC VII assumed $740.1 of initial premiums with an initial allowance of $562.2. The net consideration of $177.9 was withheld by the Company and deposited into a funds withheld account. RLIC VII also entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on policies assumed from the Company.

   Effective April 1, 2016, the Company also entered into an XOL reinsurance agreement with SCOR Global Life SE and RLIC VII. As per this XOL reinsurance agreement, SCOR Global Life SE will pay claims up to the difference between full statutory reserves and qualified reserves, subject to a cap, if both the funds withheld account and RLIC VII's capital and surplus, as supported by settlements under the MRT reinsurance agreement, are exhausted.

   During 2017, under the terms of the coinsurance treaty with RLIC VII, the Company recaptured term life insurance policies from RLIC VII where the level term period of the policies had expired. Reserves ceded on recaptured policies were $2.6 at the beginning of the period of recapture.

  RLIC VIII

   On April 1, 2010, the Company entered into a reinsurance agreement with RLIC VIII to cede certain term life insurance business from the Company to RLIC VIII on a coinsurance with funds withheld basis for policies issued in the year 2006.

   Effective January 1, 2015, the Company recaptured previously ceded term life insurance business from RLIC VIII and entered into a new coinsurance with funds withheld agreement with RLIC VIII to cede effectively the same term life insurance business previously recaptured from RLIC VIII.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Effective January 1, 2015, RLIC VIII simultaneously entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from the Company.

   Effective January 1, 2015, RLIC VIII also entered into an XOL reinsurance agreement with the Company and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

   During 2017, under the terms of the coinsurance treaty with RLIC VIII, the Company recaptured term life insurance policies from RLIC VIII where the level term period of the policies had expired. Reserves ceded on recaptured policies were $2.1 at the beginning of the period of recapture.

  RLIC IX

   Effective October 1, 2012, the Company entered into a coinsurance with funds withheld agreement to cede certain term life insurance business to RLIC IX. Concurrently, RLIC IX entered into a MRT reinsurance agreement with Hannover Re (Ireland) Plc ("Hannover Ireland") to retrocede 100% of the mortality risk on the reinsured policies assumed from the Company to Hannover Ireland. Effective October 1, 2012, RLIC IX also entered into an XOL reinsurance agreement with the Company and BLAIC, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC IX in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 1, 2016, RL IX recaptured all of the risks ceded to BLAIC and terminated the XOL reinsurance agreement.

   Effective July 1, 2016, the Company entered into a new XOL reinsurance agreement with Canada Life and RLIC IX. As per this new XOL reinsurance agreement, Canada Life will pay claims up to the difference between full statutory reserves and qualified reserves subject to a cap, if both the funds withheld account and the RLIC IX capital and surplus, as supported by settlements under the MRT reinsurance agreement between the Company and Hannover Ireland, are exhausted.

  RLIC X

   Effective June 20, 2014, the Company and RLIC X amended and restated their existing coinsurance agreement, effective April 1, 2013, to assume certain term life insurance business issued by the Company in 2009 and 2010. As a result of these amendments, RLIC X assumed $128.4 of initial premiums with an initial allowance of $97.6. The net consideration of $30.8 was withheld by the Company and deposited into a funds withheld account. In conjunction with the amending and restating of the coinsurance agreement, the Company, RLIC X, and Hannover also amended and restated their XOL reinsurance agreement.

   Effective April 1, 2013, the Company entered into a coinsurance with funds withheld reinsurance agreement to cede certain level term life insurance business to RLIC X, which was subsequently amended and restated in 2014 to include additional term life insurance business. Effective April 1, 2013, RLIC X entered into a MRT reinsurance agreement with GLIC to retrocede the mortality risk on the reinsured policies assumed from the Company to GLIC. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective April 1, 2013, RLIC X also entered into an XOL reinsurance agreement with the Company and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016.

   Effective December 1, 2017, RLIC X recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with NewRe whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC X, as well as the XOL between the Company, RLIC X, and Hannover were amended to reflect the MRT reinsurance agreement change.

  RLIC & RLIC II

   Effective January 1, 2016, the Company recaptured all term life insurance business ceded to RLIC and RLIC II, receiving recapture payments of $175.9 and $188.3, respectively, as consideration. RLIC and RLIC II were dissolved effective April 11, 2016.

  Other Affiliate Reinsurance Transactions

   Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC, resulting in a $100.0 ceded reserves reduction. Ceded reinsurance reserves to GLIC as of December 31, 2018 and 2017 were $1,073.2 and $1,250.2, respectively.

   Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies including total living coverage ("TLC") insurance policies from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company, resulting in a $397.9 reduction in assumed reserves. Reserves assumed as of December 31, 2018 and 2017 were $1,333.1 and $1,247.4, respectively.

   Effective October 1, 2013, the Company entered into a Modco reinsurance agreement with GLIC to assume single premium deferred annuity business on a Modco basis. Effective July 1, 2017, GLIC recaptured this reinsurance agreement resulting in the recapture of $263.4 of modified coinsurance reserves and paid a recapture payment of $4.3 to the Company.

   Effective November 1, 2016, the Company amended and restated its existing LTC treaty with GLIC to cede the remaining LTC policies to GLIC. As a result of this transaction, the Company paid $1.9 as initial ceding commission to GLIC. Reserves ceded as of December 31, 2018 and 2017 were $89.8 and $98.3, respectively.

   Effective April 1, 2017, the Company assumed certain term life insurance business from GLIC with an initial premium of $68.9 and paid a ceding commission of $48.6 to GLIC. For the net settlement, GLIC transferred bonds of $7.7, mortgage loans of $8.2 and cash of $4.4 to the Company. Reserves assumed as of December 31, 2018 and 2017 were $53.8 and $55.0, respectively.

   Effective April 1, 2017, the Company assumed certain universal life insurance business from GLIC with an initial premium of $101.0 and paid a ceding commission of $4.9 to GLIC. For the net settlement, GLIC transferred bonds of $79.8, mortgage loans of $14.4 and cash of $0.2 to the Company resulting in a loss of $1.7. Reserves assumed as of December 31, 2018 and 2017 were $124.4 and $106.7, respectively.

   Effective April 1, 2017, the Company assumed certain single premium whole life insurance business from GLIC with an initial premium of $134.6 and paid a ceding commission of $2.8 to GLIC. For the net settlement, GLIC transferred bonds of $89.8, mortgage loans of $26.1, policy loans of $14.9 and cash of $0.3 to the Company resulting in a loss of $0.7. Reserves assumed as of December 31, 2018 and 2017 were $119.7 and $128.1, respectively.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  Offshore Affiliate Reinsurance Transactions

  BLAIC

   In February 2016, as part of restructuring its U.S. life insurance businesses, Genworth announced an initiative to repatriate existing reinsured business from BLAIC, its primary Bermuda domiciled captive reinsurance subsidiary, to its U.S. life insurance subsidiaries in 2016. Effective April 1, 2016, the Company recaptured a block of universal life insurance from BLAIC. In addition, effective July 1, 2016, the Company recaptured a block of term life insurance from BLAIC and terminated a term life insurance XOL reinsurance agreement with BLAIC. The repatriation was completed through the merger of BLAIC with and into GLIC in October 2016.

   Universal Life Insurance

   The Company was a party to a reinsurance agreement to cede certain universal life insurance policies on a Modco 60% first dollar quota share basis to BLAIC. Effective April 1, 2016, the Company recaptured the universal life insurance block of policies from BLAIC resulting in recapture payment of $16.2 to BLAIC.

   Term Life Insurance

   The Company was a party to a reinsurance agreement to cede certain term life insurance between 1996 and 1999 to BLAIC on a coinsurance basis and was subject to the reserving requirements of Regulation XXX. Effective July 1, 2016, the Company recaptured all of the liabilities on the term life insurance policies ceded to BLAIC, resulting in a pre-tax reduction to the Company's capital and surplus of $215.4.

  RLIC IV

   Effective September 1, 2016, the Company recaptured all of the remaining liabilities on the term life insurance policies ceded to RLIC IV. As a result of the recapture, the Company paid recapture fees of $0.8 and recorded a net loss of $2.8. RLIC IV was dissolved on December 1, 2016.

  Significant External Reinsurers

   On April 15, 2004, the Company entered into two reinsurance agreements with UFLIC pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2018 and 2017 were $618.9 and $662.8, respectively, and Modco reserves established by the Company as of December 31, 2018 and 2017 for the separate accounts were $1,454.0 and $1,768.9, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2018 and 2017 were $5,329.5 and $5,464.7, respectively.

   Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2018 and 2017 were $0.5 and $0.7, respectively. To secure the payment of its obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2018, the amount of assets in the trust was $6,440.5.

   Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

business on coinsurance, Modco with funds withheld and yearly renewable term ("YRT") basis. As of December 31, 2018 and 2017, ceded Modco reserves were $752.8 and $598.5, respectively. Ceded yearly renewable term reserves were $154.4 and $77.3, respectively, and ceded coinsurance reserves were $1,370.4 and $1,090.4, respectively.

   Effective December 1, 2018, the Company amended an existing treaty with Hannover containing both term and universal life insurance contracts that are reinsured on a combined coinsurance/modified coinsurance ("Co/Modco") basis and YRT basis. This amendment included the following:

  . Term life insurance conversions issued in 2001 through June 2006 previously reinsured on a 100% quota share YRT basis changed to a 100% quota share Co/Modco basis.

  . Term life insurance issued in 1996 through 2000 previously reinsured on a 25% quota share YRT basis was recaptured and added to an existing reinsurance agreement with the Canada Life as discussed further below.

  . Universal life insurance issued in 1980 through 1998 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was recaptured and added to this treaty on a 100% quota share YRT basis.

  . Term universal life insurance issued in 2009 through 2014 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was changed to 80% quota share and the 20% quota share was added to this treaty.

   The items above resulted in a net increase of $293.0 in ceded reserves and an initial gain of $94.3 of which $74.5, net of tax, was deferred. Effective December 1, 2018, the Company also executed several recaptures that were included as part of this amendment, collectively referred to as the "December 1, 2018 Hannover Amendment" in the discussion below. The net impact on ceded reserves of the December 1, 2018 Hannover Amendment was $141.3.

   Effective December 1, 2018, the Company also amended an existing treaty with Canada Life reinsuring a 75% quota share of certain term life insurance business on a YRT basis. As discussed above, the term life insurance issued in 1996 through 2000 previously reinsured to Hannover on a 25% quota share YRT basis was recaptured and added to this treaty, increasing the quota share to 100%. The amendment resulted in a net increase of $56.7 in ceded reserves and an initial gain of $27.7 of which $21.9, net of tax, was deferred.

   Effective December 31, 2014, the Company entered into a reinsurance agreement with Hannover to cede certain term universal life insurance business on a yearly renewable term basis. Effective July 1, 2018, the Company recaptured certain universal life insurance contracts from Hannover under this reinsurance agreement and RGA Reinsurance Company, under a separate reinsurance agreement. As a result, the Company recaptured $105.1 of reserves and received a recapture fee of $0.4.

   Effective August 1, 2018, the Company amended an existing YRT treaty with Hannover to cede all term universal life insurance contracts that were included in the business recaptured on July 1, 2018, except those written by the Company's affiliate, GLICNY. Additionally, contracts included in the existing treaty prior to the amendment on an 80% quota share were increased to a 100% quota share under that amendment. That amendment resulted in $114.3 of initial premiums ceded to Hannover and $94.0 of ceded reserves. As discussed above, the Company further amended the Hannover treaty, reducing the quota share to 80% and added the recaptured 20% quota share to the December 1, 2018 Hannover Amendment. This resulted in a net decrease of $45.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment).

   On December 28, 2017, the Company entered into a binding letter of intent ("LOI") with Hannover. The Company recognized $112.4 of ceded reserves for the LOI as of December 31, 2017. On March 21, 2018, the Company executed the YRT agreement with Hannover to cede certain universal life insurance business, effective December 31, 2017, in response to the LOI. This business was recaptured as part of the December 1, 2018 Hannover Amendment discussed above. The recapture resulted in a net decrease of $106.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment).

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company ("Protective Life") to cede most of the term life insurance business previously recaptured from RLIC, RLIC II and JLIC, and an additional 10% quote share for certain term life insurance business assumed from GLIC. The Company ceded $2,269.2 of estimated initial reserves to Protective Life and received an estimated initial allowance of $1,880.7. In addition, Protective Life paid $62.7 as estimated initial ceding commission to the Company. The estimated initial ceded reserves, estimated initial allowance and estimated initial ceding commission were net settled with the Company making a payment of $325.8 in cash to Protective Life. During the second quarter of 2016, the Company recorded an adjustment to the initial net settlement of $0.1 to reflect actual initial ceded total reserves, actual initial economic reserves, actual initial allowance and actual ceding commission based on the inventory of ceded policies in-force as of January 1, 2016. As of December 31, 2018 and 2017, ceded reserves were $2,010.4 and $2,186.8, respectively.

   Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework

   As of December 31, 2018, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC
X. There were no RBC implications as there was no shortfall as of December 31, 2018.

(9)  StatutoryCapital and Surplus and Dividend Restriction

   The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2018, 2017 and 2016. The RBC ratio of the Company was 845% and 854% as of December 31, 2018 and 2017, respectively.

   State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder.

   The Company is restricted by the Commonwealth of Virginia Insurance Code as to the amount of dividends that may be paid within a 12-consecutive-month period without regulatory consent. That restriction is the greater of statutory net gain from operations for the previous year or 10% of total capital and surplus as of December 31 of the previous year. As of December 31, 2018, the Company has no capacity to make a dividend payment without prior approval in 2019.

(10)Separate Accounts

   The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders' equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets.

   The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ending December 31, 2018, 2017, 2016, 2015 and 2014 were $23.3, $25.3, $34.8, $26.8 and $22.0,

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $34.3, $41.2, $45.7, $49.2 and $52.7, for the past five years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

   Assets supporting the Company's separate account product contracts of $5,451.1 and $6,722.1 as of December 31, 2018 and 2017, respectively, were considered legally insulated and not subject to claims of the general account.

   Information regarding the separate accounts of the Company as of and for the year ended December 31, 2018 was as follows:

                                                    Non-indexed
                                                     guarantee   Non-indexed  Non-guaranteed
                                                    less than or  guarantee      separate
                                                    equal to 4%  more than 4%    accounts     Total
                                                    ------------ ------------ -------------- --------
Premiums, considerations or deposits for the year
  ended December 31, 2018..........................    $  --         $ --        $   28.4    $   28.4
                                                       =====         ====        ========    ========
Reserves as of December 31, 2018:
   For accounts with assets at:
       Fair value..................................    $12.5         $6.1        $5,407.9    $5,426.5
                                                       -----         ----        --------    --------
       Total reserves..............................    $12.5         $6.1        $5,407.9    $5,426.5
                                                       =====         ====        ========    ========
   By withdrawal characteristics:
       With fair value adjustment..................    $12.5         $6.1        $     --    $   18.6
       At fair value...............................       --           --         5,407.9     5,407.9
                                                       -----         ----        --------    --------
       Subtotal....................................     12.5          6.1         5,407.9     5,426.5
       Not subject to discretionary withdrawal.....       --           --              --          --
                                                       -----         ----        --------    --------
       Total.......................................    $12.5         $6.1        $5,407.9    $5,426.5
                                                       =====         ====        ========    ========

   Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2018 was as follows:

                                                                                               2018
                                                                                             -------
Transfers as reported in the Summary of Operations of the separate accounts statement:
   Transfers to separate accounts........................................................... $  28.4
   Transfers from separate accounts.........................................................   804.8
                                                                                             -------
       Net transfers to separate accounts, per the separate accounts annual statement.......  (776.4)
Reconciling adjustments:
   Transfer to separate accounts -- reinsured...............................................   210.8
                                                                                             -------
       Net transfers from separate accounts, per the Statutory Statement of Summary of
         Operations......................................................................... $(565.6)
                                                                                             =======

   All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements.

(11)Leases

   The Company has entered into various lease obligations for field offices throughout the country as well as an operating lease for office equipment. These obligations are part of the Company's normal business operations and are not material in the aggregate.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(12)FHLB Funding Agreement

    (1)The Company is a member of the FHLB Atlanta. Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2018, in the amount of $212.5, which related to total liabilities of $213.2. As of December 31, 2017, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $25.0, which related to total liabilities of $25.0. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, Deposit Type Contracts, consistent with its accounting for other deposit type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The Company has LoCs with FHLB Atlanta in the amount of $28.2, none of which have been drawn upon as of December 31, 2018. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2018 and 2017. The Company's borrowing capacity, including issuance of letters of credit, is subject to a broad regulatory restriction that limits an insurer from pledging more than 7.0% of its net admitted assets.

    (2)The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2018 and 2017:

       FHLB Capital Stock

       a. Aggregate Totals as of December 31, 2018 and 2017:

                                                                       2018
                                                             -------------------------
                                                                      General Separate
Description                                                   Total   account accounts
-----------                                                  -------- ------- --------
Membership stock -- Class A................................. $     --  $  --    $ --
Membership stock -- Class B.................................     24.0   24.0      --
Activity stock..............................................       --     --      --
Excess stock................................................       --     --      --
                                                             --------  -----    ----
Aggregate total............................................. $   24.0  $24.0    $ --
                                                             ========  =====    ====
Actual or estimated borrowing capacity as determined by the
  insurer................................................... $1,000.0    XXX     XXX

                                                                       2017
                                                             -------------------------
                                                                      General Separate
Description                                                   Total   account accounts
-----------                                                  -------- ------- --------
Membership stock -- Class A................................. $     --  $  --    $ --
Membership stock -- Class B.................................     16.1   16.1      --
Activity stock..............................................       --     --      --
Excess stock................................................       --     --      --
                                                             --------  -----    ----
Aggregate total............................................. $   16.1  $16.1    $ --
                                                             ========  =====    ====
Actual or estimated borrowing capacity as determined by the
  insurer................................................... $1,000.0    XXX     XXX

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


       b. Membership stock (Class A and B) eligible for redemption

                                                     6 months
                               Not eligible   Less   to less  1 to less
                                   for        than     than     than    3 to 5
  Membership stock  2018 total  redemption  6 months  1 year   3 years  years
  ----------------  ---------- ------------ -------- -------- --------- ------
      Class A......   $  --        $--        $--      $--       $--    $  --
      Class B......    24.0         --         --       --        --     24.0

    (3)Collateral Pledged to FHLB

       a. Amount pledged as of December 31, 2018 and 2017:

                                                                      Fair   Carrying Aggregate total
                                                                      value   value      borrowing
                                                                      ------ -------- ---------------
1. Current year total general and separate accounts total collateral
  pledged (Lines 2+3)................................................ $285.4  $248.9      $212.5
2. Current year general account total collateral pledged.............  285.4   248.9       212.5
3. Current year separate accounts total collateral pledged...........     --      --          --
                                                                      ------  ------      ------
4. Prior year-end total general and separate accounts total
  collateral pledged................................................. $ 72.4  $ 58.9      $ 25.0

       b. Maximum amount pledged during reporting period ending December 31, 2018 and 2017:

                                                                             Amount borrowed at
                                                             Fair   Carrying  time of maximum
                                                             value   value       collateral
                                                             ------ -------- ------------------
1. Current year total general and separate accounts maximum
  collateral pledged (Lines 2+3)............................ $285.4  $248.9        $212.5
2. Current year general account maximum collateral
  pledged...................................................  285.4   248.9         212.5
3. Current year separate accounts maximum collateral
  pledged...................................................     --      --            --
                                                             ------  ------        ------
4. Prior year-end total general and separate accounts
  maximum collateral pledged................................ $ 72.4  $ 59.0        $ 25.0

    (4)Borrowing from FHLB

       a. Amount as of December 31, 2018 and 2017:

                                                   2018
        -                           -----------------------------------
                                                              Funding
                                                            agreements
                                           General Separate  reserves
        Description                 Total  account accounts established
        -----------                 ------ ------- -------- -----------
        1. Debt.................... $   -- $   --    $--         XXX
        2. Funding agreements......  212.5  212.5     --      $213.2
        3. Other...................     --     --     --         XXX
                                    ------ ------    ---      ------
        4. Aggregate total (1+2+3). $212.5 $212.5    $--      $213.2
                                    ====== ======    ===      ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                    2017
         -                           ----------------------------------
                                                              Funding
                                                            agreements
                                           General Separate  reserves
         Description                 Total account accounts established
         -----------                 ----- ------- -------- -----------
         1. Debt.................... $  --  $  --    $--         XXX
         2. Funding agreements......  25.0   25.0     --       $25.0
         3. Other...................    --     --     --         XXX
                                     -----  -----    ---       -----
         4. Aggregate total (1+2+3). $25.0  $25.0    $--       $25.0
                                     =====  =====    ===       =====

       b. Maximum amount during reporting period ending December 31, 2018:

                                                    General Separate
           Description                       Total  account accounts
           -----------                       ------ ------- --------
           1. Debt.......................... $   -- $   --    $--
           2. Funding agreements............  212.5  212.5     --
           3. Other.........................     --     --     --
                                             ------ ------    ---
           4. Aggregate total (Lines 1+2+3). $212.5 $212.5    $--
                                             ====== ======    ===

       c. FHLB -- prepayment obligations

                                       Does the company have
                                  prepayment obligations under the
              Description         following arrangements (Yes/No)?
              -----------         --------------------------------
              Debt...............                No
              Funding agreements.                No
              Other..............                No

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(13)Fair Value of Financial Instruments

   The following tables set forth the Company's assets and liabilities that were reported at fair value as of December 31, 2018 and 2017:

                                                           2018
                                        -------------------------------------------
                                                                 Net asset
                                                                   value
                                        Level 1  Level 2 Level 3   (NAV)    Total
                                        -------- ------- ------- --------- --------
Assets
   Bonds:
       Commercial
         mortgage-backed............... $     --  $ 0.2   $  --     $--    $    0.2
                                        --------  -----   -----     ---    --------
          Total bonds..................       --    0.2      --      --         0.2
                                        --------  -----   -----     ---    --------
   Common stock:
       Industrial and
         miscellaneous.................       --     --    24.0      --        24.0
                                        --------  -----   -----     ---    --------
          Total common
            stock......................       --     --    24.0      --        24.0
                                        --------  -----   -----     ---    --------
   Cash equivalents:
       Money market
         mutual funds..................    354.6     --      --      --       354.6
                                        --------  -----   -----     ---    --------
          Total cash
            equivalents................    354.6     --      --      --       354.6
                                        --------  -----   -----     ---    --------
   Derivative assets:
       Equity index
         options.......................       --     --    39.0      --        39.0
                                        --------  -----   -----     ---    --------
          Total
            derivative
            assets.....................       --     --    39.0      --        39.0
                                        --------  -----   -----     ---    --------
   Separate account
     assets............................  5,417.5   22.8     1.9      --     5,442.2
                                        --------  -----   -----     ---    --------
              Total
                assets................. $5,772.1  $23.0   $64.9     $--    $5,860.0
                                        ========  =====   =====     ===    ========
Liabilities
   Derivative
     liabilities:
       Equity return
         swaps......................... $     --  $  --   $  --     $--    $     --
                                        --------  -----   -----     ---    --------
          Total
            derivative
            liabilities................       --     --      --      --          --
                                        --------  -----   -----     ---    --------
              Total
                liabilities............ $     --  $  --   $  --     $--    $     --
                                        ========  =====   =====     ===    ========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                      2017
                                        ---------------------------------
                                        Level 1  Level 2 Level 3  Total
                                        -------- ------- ------- --------
Assets
   Bonds:
       Commercial
         mortgage-backed............... $     --  $ 0.2   $  --  $    0.2
                                        --------  -----   -----  --------
          Total bonds..................       --    0.2      --       0.2
                                        --------  -----   -----  --------
   Common stock:
       Industrial and
         miscellaneous.................       --     --    16.1      16.1
                                        --------  -----   -----  --------
          Total common
            stock......................       --     --    16.1      16.1
                                        --------  -----   -----  --------
   Cash equivalents:
       Money market
         mutual funds..................    392.8     --      --     392.8
                                        --------  -----   -----  --------
          Total cash
            equivalents................    392.8     --      --     392.8
                                        --------  -----   -----  --------
   Derivative assets:
       Equity index
         options.......................       --     --    79.6      79.6
                                        --------  -----   -----  --------
          Total
            derivative
            assets.....................       --     --    79.6      79.6
                                        --------  -----   -----  --------
   Separate account
     assets............................  6,670.4   39.9     3.2   6,713.5
                                        --------  -----   -----  --------
              Total
                assets................. $7,063.2  $40.1   $98.9  $7,202.2
                                        ========  =====   =====  ========
Liabilities
   Derivative
     liabilities:
       Equity return
         swaps......................... $     --  $ 2.0   $  --  $    2.0
                                        --------  -----   -----  --------
          Total
            derivative
            liabilities................       --    2.0      --       2.0
                                        --------  -----   -----  --------
              Total
                liabilities............ $     --  $ 2.0   $  --  $    2.0
                                        ========  =====   =====  ========

   The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2018, 2017 and 2016:

                                                                            2018
                          -------------------------------------------------------------------------------------------
                                                           Total
                                                         gains and
                          Beginning                      (losses)    Total
                           balance                       included  gains and
                            as of    Transfers Transfers  in net    (losses)
                          January 1,   in to    out of    income    included
Investments                  2018     Level 3   Level 3   (loss)   in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- ------  -----------
Common stock.............   $16.1       $--       $--      $  --     $   --     $ 8.5      $--    $ (0.6)    $  --
Separate account assets..     3.2        --        --         --       (0.1)       --       --        --      (1.2)
Derivative assets........    79.6        --        --       16.2      (50.7)     74.8       --     (80.9)       --
                            -----       ---       ---      -----     ------     -----      ---    ------     -----
   Total assets..........   $98.9       $--       $--      $16.2     $(50.8)    $83.3      $--    $(81.5)    $(1.2)
                            =====       ===       ===      =====     ======     =====      ===    ======     =====

                          -------------


                             Ending
                            balance
                             as of
                          December 31,
Investments                   2018
-----------               ------------
Common stock.............    $24.0
Separate account assets..      1.9
Derivative assets........     39.0
                             -----
   Total assets..........    $64.9
                             =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                                            2017
                          --------------------------------------------------------------------------------------------
                                                           Total
                                                         gains and
                          Beginning                      (losses)    Total
                           balance                       included  gains and
                            as of    Transfers Transfers  in net    (losses)
                          January 1,   in to    out of    income    included
Investments                  2017     Level 3   Level 3   (loss)   in surplus Purchases Issuances  Sales   Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- -------  -----------
Common stock.............   $15.0       $--       $--      $  --      $ --      $ 1.1      $--    $    --     $  --
Separate account assets..     5.0        --        --         --        --         --       --         --      (1.8)
Derivative assets........    72.0        --        --       49.6       7.8       72.0       --     (121.8)       --
                            -----       ---       ---      -----      ----      -----      ---    -------     -----
   Total assets..........   $92.0       $--       $--      $49.6      $7.8      $73.1      $--    $(121.8)    $(1.8)
                            =====       ===       ===      =====      ====      =====      ===    =======     =====

                          -------------


                             Ending
                            balance
                             as of
                          December 31,
Investments                   2017
-----------               ------------
Common stock.............    $16.1
Separate account assets..      3.2
Derivative assets........     79.6
                             -----
   Total assets..........    $98.9
                             =====

                                                                             2016
                          ---------------------------------------------------------------------------------------------
                                                             Total
                                                           gains and
                          Beginning                        (losses)    Total
                           balance                         included  gains and
                            as of    Transfers  Transfers   in net    (losses)
                          January 1,   in to      out of    income    included
Investments                  2016    Level 3(a) Level 3(b)  (loss)   in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- ---------- ---------- --------- ---------- --------- --------- ------  -----------
Loan-backed and
  structured securities
  (NAIC-3-3).............   $  --       $0.2      $(0.2)     $  --     $  --      $  --      $--    $   --     $  --
Common stock.............    15.0         --         --         --        --         --       --        --        --
Separate account assets..     6.0         --         --         --      (0.2)        --       --        --      (0.8)
Derivative assets........    28.3         --         --       (3.2)     15.3       74.3       --     (43.6)      0.9
                            -----       ----      -----      -----     -----      -----      ---    ------     -----
   Total assets..........   $49.3       $0.2      $(0.2)     $(3.2)    $15.1      $74.3      $--    $(43.6)    $ 0.1
                            =====       ====      =====      =====     =====      =====      ===    ======     =====
Derivative liabilities...   $ 0.3       $ --      $  --      $ 0.2     $(0.5)     $  --      $--    $   --     $  --
                            -----       ----      -----      -----     -----      -----      ---    ------     -----
   Total liabilities.....   $ 0.3       $ --      $  --      $ 0.2     $(0.5)     $  --      $--    $   --     $  --
                            =====       ====      =====      =====     =====      =====      ===    ======     =====

                          -------------


                             Ending
                            balance
                             as of
                          December 31,
Investments                   2016
-----------               ------------
Loan-backed and
  structured securities
  (NAIC-3-3).............    $  --
Common stock.............     15.0
Separate account assets..      5.0
Derivative assets........     72.0
                             -----
   Total assets..........    $92.0
                             =====
Derivative liabilities...    $  --
                             -----
   Total liabilities.....    $  --
                             =====

--------
(a)Transferred from Level 2 to Level 3 because of lack of observable market data due to decrease in market activity for these securities or movement from amortized cost reporting to fair value.
(b)Transferred from Level 3 to Level 2 because of observable market data became available for these securities or movement from fair value reporting to amortized cost.

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments.

   There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The following tables set forth the Company's financial instruments' fair value, admitted amounts and level of fair value amounts as of December 31, 2018 and 2017:

                                                           2018
-                         ----------------------------------------------------------------------
                                                                                         Not
                                                                           Net asset practicable
                          Aggregate  Admitted                                value    (carrying
Financial instruments     fair value  assets   Level 1   Level 2  Level 3    (NAV)     value)
---------------------     ---------- --------- -------- --------- -------- --------- -----------
Bonds.................... $11,539.4  $11,329.0 $     -- $10,410.0 $1,129.4    $--        $--
Preferred and common
  stocks-nonaffiliates...      68.9       70.5     19.0      25.0     24.9     --         --
Separate account assets..   5,442.3    5,442.3  5,417.5      22.9      1.9     --         --
Mortgage loans...........   1,874.1    1,867.2       --        --  1,874.1     --         --
Short-term investments...       2.0        2.0       --       2.0       --     --         --
Cash equivalents.........     383.6      383.6    383.6        --       --     --         --
Other invested assets....      63.5       56.3       --      63.5       --     --         --
Securities lending
  reinvested collateral..      24.0       24.0       --      24.0       --     --         --
Derivative assets........      40.2       39.7       --       1.2     39.0     --         --
Derivative liabilities...        --         --       --        --       --     --         --

                                                      2017
-                         ------------------------------------------------------------
                                                                               Not
                                                                           practicable
                          Aggregate  Admitted                               (carrying
Financial instruments     fair value  assets   Level 1   Level 2  Level 3    value)
---------------------     ---------- --------- -------- --------- -------- -----------
Bonds.................... $12,216.8  $11,278.2 $     -- $11,153.9 $1,062.9     $--
Preferred and common
  stocks-nonaffiliates...      65.2       62.6     31.9      16.3     17.0      --
Separate account assets..   6,713.5    6,713.5  6,670.4      39.9      3.2      --
Mortgage loans...........   1,832.6    1,775.4       --        --  1,832.6      --
Short-term investments...       9.9        9.9       --       9.9       --      --
Cash equivalents.........     392.8      392.8    392.8        --       --      --
Other invested assets....      68.5       56.3       --      68.5       --      --
Securities lending
  reinvested collateral..      43.5       43.5       --      43.5       --      --
Derivative assets........      79.6       79.6       --        --     79.6      --
Derivative liabilities...       2.0                  --       2.0       --      --

   The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2018 and 2017, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value.

(14)Retained Assets

   The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form.

   Depending upon the terms of the underlying insurance policy, which could require a higher interest rate than the credited interest rate, the Company's credited interest rates for retained asset accounts were 0.2% during the year ended December 31, 2018 and ranged from 0.1% to 0.2% during the year ended December 31, 2017. During the year ended December 31, 2016, the Company's credited interest rates for retained asset accounts were 0.1%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company's secure access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC's sample bulletin on retained asset accounts issued in December 2010.

   The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2018 and 2017:

                                                   In force
                                       ---------------------------------
                                             2018             2017
                                       ---------------- ----------------
                                       Number of        Number of
                                       policies  Amount policies  Amount
                                       --------- ------ --------- ------
        Up to and including 12 months.     190   $ 31.2     183   $ 33.2
        13 to 24 months...............     159     25.4     207     25.2
        25 to 36 months...............     170     19.7     330     43.2
        37 to 48 months...............     296     33.7     416     49.5
        49 to 60 months...............     377     38.5     400     37.5
        Over 60 months................   4,120    222.3   4,080    202.3
                                         -----   ------   -----   ------
           Total......................   5,312   $370.8   5,616   $390.9
                                         =====   ======   =====   ======

   The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2018, 2017 and 2016. There were no group contracts in 2018, 2017 and 2016.

                                2018              2017              2016
                          ----------------  ----------------  ----------------
                          Number of         Number of         Number of
                          policies  Amount  policies  Amount  policies  Amount
                          --------- ------  --------- ------  --------- ------
Retained assets accounts
  as of the beginning of
  the year...............   5,616   $390.9    5,927   $409.6    6,228   $436.4
Retained asset accounts
  issued/added during
  the year...............     220     46.5      204     48.1      279     56.9
Investment earnings
  credited to retained
  asset accounts during
  the year...............      --      9.7       --     10.2       --     10.8
Fees and other charges
  assessed to retained
  asset accounts during
  the year...............      --       --       --       --       --       --
Retained asset accounts
  transferred to state
  unclaimed property
  funds during the year..     (19)    (0.2)     (13)      --      (16)    (0.1)
Retained asset accounts
  closed/withdrawn
  during the year........    (505)   (76.1)    (502)   (77.0)    (564)   (94.4)
                            -----   ------    -----   ------    -----   ------
Retained asset accounts
  at the end of the year.   5,312   $370.8    5,616   $390.9    5,927   $409.6
                            =====   ======    =====   ======    =====   ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(15)Risk Sharing Provisions of the Affordable Care Act

   The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions.

(16)Investments in Subsidiary, Controlled and Affiliates Entities

   The Company has two controlling investments in the common stock of noninsurance subsidiaries as of December 31, 2018 and 2017:

                                                                                                 NAIC reject
Description of                                                     NAIC     2018      2017    entity's valuation
SCA investment                   Admitted                Type of response   NAIC      NAIC         method,
(excluding 8.b.i          Gross   asset   Date of filing  NAIC   received valuation valuation    resubmission
entities)                 amount  amount     to NAIC     filing  (yes/no)  amount    amount   required (yes/no)
---------                 ------ -------- -------------- ------- -------- --------- --------- ------------------
ASI (VA)*................ $  --   $  --      9/6/2017     Sub-1    yes      $  --     $  --           no
Newco (VA)...............  39.2    39.2      6/5/2018     Sub-2    yes       37.2      37.3           no
                          -----   -----                                     -----     -----
Aggregate Total.......... $39.2   $39.2                                     $37.2     $37.3
                          =====   =====                                     =====     =====

--------
*  ASI (VA) rounds to zero.

   See Note 2b for information related to the permitted practices of the Company's insurance subsidiaries which are carried at zero and had no impact on the Company's surplus.

(17)Subsequent Events

   On March 6, 2019, Scottish Re, a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. It is contemplated that a plan of rehabilitation for Scottish Re, if feasible, will be filed and approved within 120 days of the Rehabilitation Order. As of March 31, 2019, the Company had a receivable of $3.1 from Scottish Re, of which $2.8 related to March 2019 activity. At this time, the Company expects to collect all amounts due from Scottish Re; however, it will continue to monitor the developments related to the rehabilitation.

   There were no other material events that occurred subsequent to December 31, 2018. Subsequent events have been considered through April 22, 2019, the date the statutory financial statements were issued.

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2019, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice" in our marketing materials. This contract (RetireReady/SM/ Choice) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Global Thematic Growth Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB International Value Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B
AB Small Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Comstock Fund -- Series II shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. Equity and Income Fund -- Series II shares
Invesco V.I. International Growth Fund -- Series II shares
Invesco V.I. Value Opportunities Fund -- Series II shares

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:

BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares

BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares

BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares


Columbia Funds Variable Series Trust II:

Columbia Variable Portfolio -- Overseas Core Fund -- Class 2
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1


Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Growth Opportunities Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:

Franklin Allocation VIP Fund -- Class 2 Shares (formerly, Franklin Founding
  Funds Allocation VIP Fund -- Class 2 Shares)

Franklin Income VIP Fund -- Class 2 Shares
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Government Money Market Fund -- Service Shares

Janus Aspen Series:

Janus Henderson Balanced Portfolio -- Service Shares
Janus Henderson Forty Portfolio -- Service Shares


Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Aggressive Growth Portfolio -- Class II
ClearBridge Variable Large Cap Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Conservative Balanced Fund/VA -- Service Shares
Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares
Oppenheimer Global Fund/VA -- Service Shares

Oppenheimer Main Street Fund(R)/VA -- Service Shares

Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

State Street Variable Insurance Series Funds, Inc.:
Income V.I.S. Fund -- Class 1 Shares
Premier Growth Equity V.I.S. Fund -- Class 1 Shares
Real Estate Securities V.I.S. Fund -- Class 1 Shares
S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
Small-Cap Equity V.I.S. Fund -- Class 1 Shares
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/
U.S. Equity V.I.S. Fund -- Class 1 Shares

Wells Fargo Variable Trust:
Wells Fargo VT Omega Growth Fund -- Class 2

The following Portfolios are not available to contracts issued on or after May 1, 2003:

Dreyfus:
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares/2/

Janus Aspen Series:

Janus Henderson Enterprise Portfolio -- Service Shares
Janus Henderson Global Research Portfolio -- Service Shares
Janus Henderson Global Technology Portfolio -- Service Shares
Janus Henderson Research Portfolio -- Service Shares


PIMCO Variable Insurance Trust:
Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

Janus Aspen Series:

Janus Henderson Overseas Portfolio -- Service Shares


The following Portfolios are not available to contracts issued on or after May 1, 2006:

Fidelity(R) Variable Insurance Products Fund:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

Goldman Sachs Variable Insurance Trust:
Goldman Sachs Mid Cap Value Fund -- Institutional Shares

MFS(R) Variable Insurance Trust:
MFS(R) New Discovery Series -- Service Class Shares

The following Portfolios are not available to contracts issued on or after May 1, 2007:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series II shares

/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return V.I.S. Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.
/2/ The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Dividend Strategy Portfolio -- Class II

Not all of these Portfolios may be available in all states or in all markets.


Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.


The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2019, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of


Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions................................................   6

Fee Tables.................................................   7
   Examples................................................   9

Synopsis...................................................   9

Condensed Financial Information............................  11

The Company................................................  12

Financial Condition of the Company.........................  12

The Separate Account.......................................  13
   The Portfolios..........................................  13
   Subaccounts.............................................  15
   Voting Rights...........................................  23
   Asset Allocation Program................................  23

The Guarantee Account......................................  30

Charges and Other Deductions...............................  31
   Transaction Expenses....................................  31
       Surrender Charge....................................  31
       Exceptions to the Surrender Charge..................  32
   Deductions from the Separate Account....................  32
   Other Charges...........................................  32

The Contract...............................................  33
   Ownership...............................................  34
   Assignment..............................................  34
   Purchase Payments.......................................  34
   Valuation Day and Valuation Period......................  35
   Allocation of Purchase Payments.........................  35
   Valuation of Accumulation Units.........................  35

Transfers..................................................  35
   Transfers Before the Annuity Commencement Date..........  35
   Transfers from the Guarantee Account to the Subaccounts.  36
   Transfers from the Subaccounts to the Guarantee Account.  36
   Transfers Among the Subaccounts.........................  36
   Telephone/Internet Transactions.........................  37
   Confirmation of Transactions............................  37
   Special Note on Reliability.............................  37
   Transfers by Third Parties..............................  38
   Special Note on Frequent Transfers......................  38
   Dollar Cost Averaging Program...........................  39
   Defined Dollar Cost Averaging Program...................  40
   Portfolio Rebalancing Program...........................  41
   Guarantee Account Interest Sweep Program................  41

Surrenders and Partial Withdrawals.....................................................  42
   Surrenders and Partial Withdrawals..................................................  42
   Restrictions on Distributions From Certain Contracts................................  43
   Systematic Withdrawal Program.......................................................  43
   Annuity Cross Funding Program.......................................................  44

The Death Benefit......................................................................  46
   Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date........  46
   Optional Death Benefit..............................................................  47
   Optional Enhanced Death Benefit.....................................................  48
   When We Calculate the Death Benefit.................................................  49
   Death of an Owner or Joint Owner Before the Annuity Commencement Date...............  49
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date.  51

Income Payments........................................................................  51
   Income Payments and the Annuity Commencement Date...................................  51
   Optional Payment Plans..............................................................  53
   Variable Income Payments............................................................  54
   Transfers After the Annuity Commencement Date.......................................  54

Tax Matters............................................................................  54
   Introduction........................................................................  54
   Taxation of Non-Qualified Contracts.................................................  55
   Section 1035 Exchanges..............................................................  57
   Qualified Retirement Plans..........................................................  58
   Federal Income Tax Withholding......................................................  62
   State Income Tax Withholding........................................................  62
   Tax Status of the Company...........................................................  62
   Federal Estate, Gift and Generation-Skipping Transfer Taxes.........................  62
   Definition of Spouse Under Federal Law..............................................  63
   Annuity Purchases by Residents of Puerto Rico.......................................  63
   Annuity Purchases by Nonresident Aliens and Foreign Corporations....................  63
   Foreign Tax Credits.................................................................  63
   Changes in the Law..................................................................  63

Requesting Payments....................................................................  63

Sale of the Contracts..................................................................  64

Additional Information.................................................................  65
   Owner Questions.....................................................................  65
   Return Privilege....................................................................  65
   State Regulation....................................................................  66
   Evidence of Death, Age, Gender, Marital Status or Survival..........................  66
   Records and Reports.................................................................  66
   Other Information...................................................................  66
   Unclaimed Property..................................................................  66
   Cybersecurity.......................................................................  66
   Legal Proceedings...................................................................  67

Appendix A -- The Death Benefit........................................................ A-1

Appendix B -- Condensed Financial Information.......................................... B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
-------------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed      Surrender Charge as a
 payments partially withdrawn or surrendered)      Years Since We Received  Percentage of the Purchase
                                                   the Purchase Payment     Payment Partially
                                                                            Withdrawn or
                                                                            Surrendered/1,2/
                                                   ----------------------------------------------------
                                                             0                         6%
                                                             1                         6%
                                                             2                         6%
                                                             3                         6%
                                                             4                         5%
                                                             5                         4%
                                                         6 or more                     0%
-------------------------------------------------------------------------------------------------------
 Transfer Charge                                                       $10.00/3 /
-------------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
Expenses
---------------------------------------------------------------------------------------------------
Annual Contract Charge                                          $30.00/1/
---------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the
 Separate Account)
---------------------------------------------------------------------------------------------------
                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
 Mortality and Expense Risk Charge                   1.35%                        1.55%
---------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                    0.15%
---------------------------------------------------------------------------------------------------
Optional Benefits (as a percentage of your Contract Value at the time the charge is taken)/2/
---------------------------------------------------------------------------------------------------
 Optional Death Benefit Rider                                   0.25%/3/
---------------------------------------------------------------------------------------------------
 Optional Enhanced Death Benefit Rider                          0.35%/4/
---------------------------------------------------------------------------------------------------
                                         Annuitant (Joint Annuitant, if  Either Annuitant Over Age
                                           any) Age 70 or Younger at           70 at Issue
                                                     Issue
                                         ----------------------------------------------------------
Maximum Total Separate Account Annual
 Expenses/5/                                         2.10%                        2.30%
---------------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.

/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2018. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.33%   1.77%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2018, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.33% and 1.77%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $985       $1,882      $2,698       $4,535


The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $350       $1,239      $2,139       $4,438


The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:


Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $441       $1,331      $2,233       $4,535


Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider (deducted annually as a percentage of the prior contract year's Contract Value); and

  . a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more

Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

Are there any risks to purchasing one of the death benefit rider options? Guaranteed benefits provided under the death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest rate environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.


How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of

Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective.

We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.



                         Subaccount Investing In                     Investment Objective
                         ---------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy        Seeks to achieve the highest total
SERIES FUND, INC.        Portfolio -- Class B               return consistent with the Adviser's
                                                            determination of reasonable risk.
                         ---------------------------------------------------------------------------
                         AB Global Thematic Growth          Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AB Growth and Income               Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AB International Value             Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AB Large Cap Growth                Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
                         AB Small Cap Growth                Long-term growth of capital.
                         Portfolio -- Class B
                         ---------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise    To seek capital growth.
FUNDS (INVESCO VARIABLE  Fund -- Series I shares
INSURANCE FUNDS)
                         ---------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --      Seeks capital growth and income
                         Class II shares                    through investments in equity
                                                            securities, including common stocks,
                                                            preferred stocks and securities
                                                            convertible into common and preferred
                                                            stocks.
                         ---------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --   Long-term growth of capital.
                          Series I shares
                         ---------------------------------------------------------------------------
                         Invesco V.I. Equity and Income     Seeks both capital appreciation and
                         Fund -- Class II shares            current income.
                         ---------------------------------------------------------------------------
                         Invesco V.I. International Growth  Long-term growth of capital.
                         Fund -- Series II shares
                         ---------------------------------------------------------------------------
                         Invesco V.I. Value Opportunities   Long-term growth of capital.
                         Fund -- Series II shares
                         ---------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    Pursues long-term total return using a
VARIABLE PORTFOLIOS II,  Class II                           strategy that seeks to protect against
INC.                                                        U.S. inflation.
                         ---------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Advantage U.S. Total     Seeks long-term growth of capital.
SERIES FUNDS, INC.       Market V.I. Fund -- Class III
                         Shares
                         ---------------------------------------------------------------------------
                         BlackRock Basic Value V.I.         Seeks capital appreciation, and
                         Fund -- Class III Shares           secondarily, income.
                         ---------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.   Seeks high total investment return.
                         Fund -- Class III Shares
                         ---------------------------------------------------------------------------
                         BlackRock Large Cap Focus          Seeks long-term capital growth.
                         Growth V.I. Fund -- Class III
                         Shares
                         ---------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  Columbia Variable Portfolio --     The fund seeks long-term growth of
SERIES TRUST II           Overseas Core Fund -- Class 2     capital.

                         ---------------------------------------------------------------------------


                                           Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
Seeks to achieve the highest total      AllianceBernstein, L.P.
return consistent with the Adviser's
determination of reasonable risk.
----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
Long-term growth of capital.            AllianceBernstein, L.P.

----------------------------------------------------------------------------
To seek capital growth.                 Invesco Advisers, Inc.


----------------------------------------------------------------------------
Seeks capital growth and income         Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
----------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

----------------------------------------------------------------------------
Seeks both capital appreciation and     Invesco Advisers, Inc.
current income.
----------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

----------------------------------------------------------------------------
Long-term growth of capital.            Invesco Advisers, Inc.

----------------------------------------------------------------------------
Pursues long-term total return using a  American Century Investment strategy that seeks to protect against  Management, Inc.
U.S. inflation.
----------------------------------------------------------------------------
Seeks long-term growth of capital.      BlackRock Advisors, LLC


----------------------------------------------------------------------------
Seeks capital appreciation, and         BlackRock Advisors, LLC
secondarily, income.
----------------------------------------------------------------------------
Seeks high total investment return.     BlackRock Advisors, LLC

----------------------------------------------------------------------------
Seeks long-term capital growth.         BlackRock Advisors, LLC


----------------------------------------------------------------------------
The fund seeks long-term growth of      Columbia Management Investment
capital.                                Advisers, LLC (subadvised by
                                        Threadneedle International Limited)
----------------------------------------------------------------------------


                       Subaccount Investing In                     Investment Objective
                       -----------------------------------------------------------------------------
                       CTIVP/SM /-- Loomis Sayles        The fund seeks long-term growth of
                       Growth Fund -- Class 1            capital.

                       -----------------------------------------------------------------------------
EATON VANCE VARIABLE   VT Floating-Rate Income Fund      To provide a high level of current
TRUST                                                    income.
                       -----------------------------------------------------------------------------
FEDERATED INSURANCE    Federated High Income Bond        Seeks high current income.
SERIES                 Fund II -- Service Shares
                       -----------------------------------------------------------------------------
                       Federated Kaufmann Fund II --     Seeks capital appreciation.
                       Service Shares


                       -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE   VIP Balanced Portfolio --         Seeks income and capital growth
INSURANCE PRODUCTS     Service Class 2                   consistent with reasonable risk.
FUND










                       -----------------------------------------------------------------------------
                       VIP Contrafund(R) Portfolio --    Seeks long-term capital appreciation.
                       Service Class 2

                       -----------------------------------------------------------------------------
                       VIP Dynamic Capital Appreciation  Seeks capital appreciation.
                       Portfolio -- Service Class 2

                       -----------------------------------------------------------------------------
                       VIP Equity-Income Portfolio --    Seeks reasonable income. The fund
                       Service Class 2                   will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the S&P 500(R) Index.
                       -----------------------------------------------------------------------------
                       VIP Growth Portfolio --           Seeks to achieve capital appreciation.
                       Service Class 2

                       -----------------------------------------------------------------------------
                       VIP Growth & Income               Seeks high total return through a
                       Portfolio -- Service Class 2      combination of current income and
                                                         capital appreciation.
                       -----------------------------------------------------------------------------
                       VIP Growth Opportunities          The fund seeks to provide capital
                       Portfolio -- Service Class 2      growth.




                       -----------------------------------------------------------------------------
                       VIP Investment Grade Bond         Seeks as high a level of current income
                       Portfolio -- Service Class 2      as is consistent with the preservation of
                                                         capital.
                       -----------------------------------------------------------------------------
                       VIP Mid Cap Portfolio --          Seeks long-term growth of capital.
                       Service Class 2

                       -----------------------------------------------------------------------------


                                              Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
-------------------------------------------------------------------------------
The fund seeks long-term growth of         Columbia Management Investment
capital.                                   Advisers, LLC (subadvised by
                                           Loomis, Sayles & Company, L.P.)
-------------------------------------------------------------------------------
To provide a high level of current         Eaton Vance Management
income.
-------------------------------------------------------------------------------
Seeks high current income.                 Federated Investment Management
 Company
-------------------------------------------------------------------------------
Seeks capital appreciation.                Federated Equity Management
          Company of Pennsylvania
                                           (subadvised by Federated Global
                                           Investment Management Corp.)
-------------------------------------------------------------------------------
Seeks income and capital growth            Fidelity Management & Research
consistent with reasonable risk.           Company (FMR) (subadvised by
                     Fidelity Investments Money
                                           Management, Inc. (FIMM), FMR
                                           Co., Inc. (FMRC), Fidelity Research
                                           & Analysis Company (FRAC),
                                           Fidelity Management & Research
                                           (U.K.) Inc. (FMR U.K.), Fidelity
                                           International Investment Advisors
                                           (FIIA), Fidelity International
                                           Investment Advisors (U.K.) Limited
                                           (FIIA(U.K.)L), and Fidelity
                                           Investments Japan Limited (FIJ))
-------------------------------------------------------------------------------
Seeks long-term capital appreciation.      FMR (subadvised by FMRC, FRAC,
          FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
          FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks reasonable income. The fund          FMR (subadvised by FMRC, FRAC,
will also consider the potential for       FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is   FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
-------------------------------------------------------------------------------
Seeks to achieve capital appreciation.     FMR (subadvised by FMRC, FRAC,
          FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks high total return through a          FMR (subadvised by FMRC, FRAC,
combination of current income and          FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                      FIJ)
-------------------------------------------------------------------------------
The fund seeks to provide capital          FMR (subadvised by FMRC, FMR
growth.                                    U.K., Fidelity Management &
                                           Research (Hong Kong) Limited
                                           (FMR H.K.), and Fidelity
                                           Management & Research (Japan)
                                           Inc. (FMR Japan))
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
          FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------


                       Subaccount Investing In                       Investment Objective
                       -------------------------------------------------------------------------------
                       VIP Value Strategies Portfolio --   Seeks capital appreciation.
                       Service Class 2

                       -------------------------------------------------------------------------------
FRANKLIN TEMPLETON     Franklin Allocation VIP Fund --     Seeks capital appreciation, with
VARIABLE INSURANCE     Class 2 Shares (formerly, Franklin  income as a secondary goal.
PRODUCTS TRUST         Founding Funds Allocation VIP
                       Fund -- Class 2 Shares)
                       -------------------------------------------------------------------------------
                       Franklin Income VIP Fund --         Seeks to maximize income while
                       Class 2 Shares                      maintaining prospects for capital
                                                           appreciation. Under normal market
                                                           conditions, the fund invests in a
                                                           diversified portfolio of debt and equity
                                                           securities.
                       -------------------------------------------------------------------------------
                       Franklin Mutual Shares VIP          Seeks capital appreciation, with
                       Fund -- Class 2 Shares              income as a secondary goal. The fund
                                                           normally invests primarily in U.S. and
                                                           foreign equity securities that the
                                                           manager believes are undervalued.
                       -------------------------------------------------------------------------------
                       Templeton Growth VIP Fund --        Seeks long-term capital growth. Under
                       Class 2 Shares                      normal market conditions the fund
                                                           invests predominantly in equity
                                                           securities of companies located
                                                           anywhere in the world, including
                                                           developing markets.
                       -------------------------------------------------------------------------------
GOLDMAN SACHS          Goldman Sachs Government            Maximize current income to the extent
VARIABLE INSURANCE     Money Market Fund  --               consistent with the preservation of
TRUST                  Service Shares/1/                   capital and the maintenance of liquidity
                                                           by investing exclusively in high quality
                                                           money market instruments.
                       -------------------------------------------------------------------------------
JANUS ASPEN SERIES     Janus Henderson Balanced            Seeks long-term capital growth,
                       Portfolio -- Service Shares         consistent with preservation of capital
                                                           and balanced by current income.
                       -------------------------------------------------------------------------------
                       Janus Henderson Forty Portfolio     A non-diversified portfolio/2/ that seeks
                       -- Service Shares                   long-term growth of capital.
                       -------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Aggressive     Seeks capital appreciation.
VARIABLE EQUITY TRUST  Growth Portfolio -- Class II




                       -------------------------------------------------------------------------------
                       ClearBridge Variable Large Cap      Seeks long-term growth of capital.
                       Value Portfolio -- Class I          Current income is a secondary
                                                           objective.



                       -------------------------------------------------------------------------------


                                               Adviser (and Sub-Adviser(s),
          Investment Objective                       as applicable)
--------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
--------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Advisers, Inc. (subadvised
income as a secondary goal.                by Franklin Templeton Institutional
 LLC and Templeton Global Advisors
        Limited)
--------------------------------------------------------------------------------
Seeks to maximize income while             Franklin Advisers, Inc.
maintaining prospects for capital
appreciation. Under normal market
conditions, the fund invests in a
diversified portfolio of debt and equity
securities.
--------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
--------------------------------------------------------------------------------
Seeks long-term capital growth. Under      Templeton Global Advisors Limited
normal market conditions the fund
invests predominantly in equity
securities of companies located
anywhere in the world, including
developing markets.
--------------------------------------------------------------------------------
Maximize current income to the extent      Goldman Sachs Asset Management,
consistent with the preservation of        L.P.
capital and the maintenance of liquidity
by investing exclusively in high quality
money market instruments.
--------------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
--------------------------------------------------------------------------------
A non-diversified portfolio/2/ that seeks  Janus Capital Management LLC long-term growth of capital.
--------------------------------------------------------------------------------
Seeks capital appreciation.                Legg Mason Partners Fund Advisor,
 LLC (subadvised by ClearBridge
                                           Investments, LLC; Western Asset
                                           Management Company manages the
                                           portion of the fund's cash and short
                                           term investments allocated to it)
--------------------------------------------------------------------------------
Seeks long-term growth of capital.         Legg Mason Partners Fund Advisor,
Current income is a secondary              LLC (subadvised by ClearBridge
objective.                                 Investments, LLC; Western Asset
                                           Management Company manages the
                                           portion of the fund's cash and short
                                           term investments allocated to it)
--------------------------------------------------------------------------------



                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative.

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       Subaccount Investing In                    Investment Objective
                       ---------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust Series --  The fund's investment objective is to
INSURANCE TRUST        Service Class Shares              seek capital appreciation.
                       ---------------------------------------------------------------------------
                       MFS(R) Total Return Series --     The fund's investment objective is to
                       Service Class Shares              seek total return.
                       ---------------------------------------------------------------------------
                       MFS(R) Utilities Series --        The fund's investment objective is to
                        Service Class Shares             seek total return.
                       ---------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Massachusetts Investors    The fund's investment objective is to
INSURANCE TRUST II     Growth Stock Portfolio --         seek capital appreciation.
                        Service Class Shares
                       ---------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer Capital               The Fund seeks capital appreciation.
ACCOUNT FUNDS          Appreciation Fund/VA --
                        Service Shares
                       ---------------------------------------------------------------------------
                       Oppenheimer Conservative          The Fund seeks total return.
                       Balanced Fund/VA --
                        Service Shares
                       ---------------------------------------------------------------------------
                       Oppenheimer Discovery Mid Cap     The Fund seeks capital appreciation.
                       Growth Fund/VA --
                        Service Shares
                       ---------------------------------------------------------------------------
                       Oppenheimer Global Fund/VA --     The Fund seeks capital appreciation.
                       Service Shares

                       ---------------------------------------------------------------------------
                       Oppenheimer Main Street           The Fund seeks capital appreciation.
                       Fund(R)/VA -- Service Shares

                       ---------------------------------------------------------------------------
                       Oppenheimer Main Street Small     The Fund seeks capital appreciation.
                       Cap Fund(R)/VA -- Service Shares

                       ---------------------------------------------------------------------------
PIMCO VARIABLE         All Asset Portfolio --            Seeks maximum real return, consistent
INSURANCE TRUST         Advisor Class Shares             with preservation of real capital and
                                                         prudent investment management.
                       ---------------------------------------------------------------------------
                       High Yield Portfolio --           Seeks maximum total return,
                       Administrative Class Shares       consistent with preservation of capital
                                                         and prudent investment management.
                       ---------------------------------------------------------------------------
                       Long-Term U.S. Government         Seeks maximum total return,
                       Portfolio -- Administrative       consistent with preservation of capital
                       Class Shares                      and prudent investment management.
                       ---------------------------------------------------------------------------
                       Low Duration Portfolio --         Seeks maximum total return,
                       Administrative Class Shares       consistent with preservation of capital
                                                         and prudent investment management.
                       ---------------------------------------------------------------------------
                       Total Return Portfolio --         Seeks maximum total return,
                       Administrative Class Shares       consistent with preservation of capital
                                                         and prudent investment management.
                       ---------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio --             Seeks long-term growth of capital.
FUND                    Class II Shares

                       ---------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio -- Seeks long-term growth of capital.
                       Class II Shares

                       ---------------------------------------------------------------------------
                       Natural Resources Portfolio --    Seeks long-term growth of capital.
                       Class II Shares

                       ---------------------------------------------------------------------------


                                            Adviser (and Sub-Adviser(s),
         Investment Objective                     as applicable)
----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial
seek total return.                       Services Company
----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek total return.                       Company
----------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company

----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
 (subadvised by OppenheimerFunds,
        Inc.)
----------------------------------------------------------------------------
The Fund seeks total return.             OFI Global Asset Management, Inc.
        (subadvised by OppenheimerFunds,
        Inc.)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
        (subadvised by OppenheimerFunds,
        Inc.)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
        (subadvised by OppenheimerFunds,
                                         Inc.)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
        (subadvised by OppenheimerFunds,
                                         Inc.)
----------------------------------------------------------------------------
The Fund seeks capital appreciation.     OFI Global Asset Management, Inc.
        (subadvised by OppenheimerFunds,
                                         Inc.)
----------------------------------------------------------------------------
Seeks maximum real return, consistent    Pacific Investment Management
with preservation of real capital and    Company LLC/Research Affiliates,
prudent investment management.           LLC
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
 (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
        (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
        (subadvised by Allianz Global
                                         Investors U.S. LLC)
----------------------------------------------------------------------------

                                                                                                  Adviser (and Sub-Adviser(s),
                       Subaccount Investing In                  Investment Objective                    as applicable)
                       ----------------------------------------------------------------------------------------------------------
RYDEX VARIABLE         NASDAQ-100(R) Fund/1/           Seeks to provide investment results      Security Global Investors, LLC
TRUST                                                  that correspond to a benchmark for       known as Guggenheim Investments
                                                       over-the-counter securities. The
                                                       portfolio's current benchmark is the
                                                       NASDAQ 100 Index(TM).
                       ----------------------------------------------------------------------------------------------------------
STATE STREET VARIABLE  Income V.I.S. Fund --           Seeks maximum income consistent          SSGA Funds Management, Inc.
INSURANCE SERIES        Class 1 Shares                 with prudent investment management
FUNDS, INC.                                            and the preservation of capital.
                       ----------------------------------------------------------------------------------------------------------
                       Premier Growth Equity V.I.S.    Seeks long-term growth of capital and    SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares          future income rather than current
                                                       income.
                       ----------------------------------------------------------------------------------------------------------
                       Real Estate Securities V.I.S.   Seeks maximum total return through       SSGA Funds Management, Inc.
                       Fund -- Class 1 Shares          current income and capital               (subadvised by CenterSquare
                                                       appreciation.                            Investment Management LLC)
                       ----------------------------------------------------------------------------------------------------------
                       S&P 500(R) Index V.I.S. Fund -- Seeks growth of capital and              SSGA Funds Management, Inc.
                        Class 1 Shares/2/              accumulation of income that
                                                       corresponds to the investment return of
                                                       the S&P 500(R) Index.
                       ----------------------------------------------------------------------------------------------------------
                       Small-Cap Equity V.I.S. Fund -- Seeks long-term growth of capital.       SSGA Funds Management, Inc.
                        Class 1 Shares                                                          (subadvised by Palisade Capital
                                                                                                Management, L.L.C, Champlain
                                                                                                Investment Partners, LLC,
                                                                                                GlobeFlex Capital, LP, Kennedy
                                                                                                Capital Management, Inc. and
                                                                                                SouthernSun Asset Management,
                                                                                                Inc.)
                       ----------------------------------------------------------------------------------------------------------
                       Total Return V.I.S. Fund/3/     Seeks the highest total return,          SSGA Funds Management, Inc.
                                                       composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                       ----------------------------------------------------------------------------------------------------------
                       U.S. Equity V.I.S. Fund --      Seeks long-term growth of capital.       SSGA Funds Management, Inc.
                        Class 1 Shares
                       ----------------------------------------------------------------------------------------------------------
WELLS FARGO            Wells Fargo VT Omega Growth     The fund seeks long-term capital         Wells Fargo Funds Management,
VARIABLE TRUST         Fund -- Class 2                 appreciation.                            LLC (subadvised by Wells Capital
                                                                                                Management Incorporated)
                       ----------------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index V.I.S Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                    /3/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                                Adviser (and Sub-Adviser(s),
         Subaccount Investing In                  Investment Objective                as applicable)
         ------------------------------------------------------------------------------------------------------
DREYFUS  The Dreyfus Sustainable U.S.       The fund seeks long-term capital  The Dreyfus Corporation
         Equity Portfolio, Inc. -- Initial  appreciation.                     (subadvised by Newton Investment
         Shares                                                               Management (North America)
                                                                              Limited)
         ------------------------------------------------------------------------------------------------------

                                                                                             Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                   Investment Objective                  as applicable)
                    -------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Enterprise        Seeks long-term growth of capital.     Janus Capital Management LLC
                    Portfolio -- Service Shares
                    -------------------------------------------------------------------------------------------------------
                    Janus Henderson Global Research   Seeks long-term growth of capital.     Janus Capital Management LLC
                    Portfolio -- Service Shares
                    -------------------------------------------------------------------------------------------------------
                    Janus Henderson Global            Seeks long-term growth of capital.     Janus Capital Management LLC
                    Technology Portfolio -- Service
                    Shares
                    -------------------------------------------------------------------------------------------------------
                    Janus Henderson Research          Seeks long-term growth of capital.     Janus Capital Management LLC
                    Portfolio -- Service Shares
                    -------------------------------------------------------------------------------------------------------
PIMCO VARIABLE      Foreign Bond Portfolio (U.S.      Seeks maximum total return consistent  Pacific Investment Management
INSURANCE TRUST     Dollar Hedged) -- Administrative  with the preservation of capital and   Company LLC
                    Class Shares                      prudent investment management.
                    -------------------------------------------------------------------------------------------------------


The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:


                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In           Investment Objective             as applicable)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Janus Henderson Overseas      Seeks long-term growth of      Janus Capital Management LLC
                    Portfolio -- Service Shares   capital.
                    ------------------------------------------------------------------------------------------


The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                         Adviser (and Sub-Adviser(s),
                        Subaccount Investing In            Investment Objective                 as applicable)
                        --------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE    VIP Asset Manager/SM/          Seeks to obtain high total     Fidelity Management & Research
INSURANCE PRODUCTS      Portfolios -- Service Class 2  return with reduced risk over  Company (FMR) (subadvised by
FUND                                                   the long-term by allocating    Fidelity Investments Money
                                                       its assets among stocks,       Management, Inc. (FIMM), FMR
                                                       bonds, and short-term          Co., Inc. (FMRC), Fidelity Research
                                                       instruments.                   & Analysis Company (FRAC),
                                                                                      Fidelity Management & Research
                                                                                      (U.K.) Inc. (FMR U.K.), Fidelity
                                                                                      International Investment Advisors
                                                                                      (FIIA), Fidelity International
                                                                                      Investment Advisors (U.K.) Limited
                                                                                      (FIIA(U.K.)L), and Fidelity
                                                                                      Investments Japan Limited (FIJ))
                        --------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE  Goldman Sachs Mid Cap Value    Seeks long-term capital        Goldman Sachs Asset Management,
INSURANCE TRUST         Fund -- Institutional Shares   appreciation.                  L.P.
                        --------------------------------------------------------------------------------------------------
MFS(R) VARIABLE         MFS(R) New Discovery Series -- The fund's investment          Massachusetts Financial Services
INSURANCE TRUST         Service Class Shares           objective is to seek capital   Company
                                                       appreciation.
                        --------------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                               Adviser (and Sub-Adviser(s),
                         Subaccount Investing In               Investment Objective                  as applicable)
                         -------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE   Invesco V.I. American Franchise  To seek capital growth.          Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE  Fund -- Series II shares
INSURANCE FUNDS)
                         -------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS      ClearBridge Variable Dividend    The fund seeks dividend income,  Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST    Strategy Portfolio -- Class II   growth of dividend income and    LLC (subadvised by ClearBridge
                                                          long-term capital appreciation.  Investments, LLC; Western Asset
                                                                                           Management Company manages the
                                                                                           portion of the fund's cash and short
                                                                                           term investments allocated to it)
                         -------------------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the

Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2018 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  Foreign Bond Portfolio (U.S. Dollar Hedged) --Administrative Class Shares High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares

Wells Fargo Variable Trust:
  Wells Fargo VT Omega Growth Fund -- Class 2

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2018 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Series Trust II, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, State Street Variable Insurance Series Funds, Inc., and Wells Fargo Variable Trust. See the "Fee Tables" section of this prospectus and the

Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.



Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Models. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc. or its affiliates. AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 19, 2019, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 19, 2019



                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1               1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                4%      9%     13%     17%
                              ---------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund(R)/VA -- Service Shares            4%      9%     13%     17%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                    1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     6%      5%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   22%     16%     11%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                       10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1               5%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               22%
--------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA -- Service Shares           22%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               8%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
Shares                                                          3%
--------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                    3%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          7%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on July 19, 2019



                                                      Portfolios                           Model A Model B Model C Model D
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1               1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares             1%      2%      3%      4%
                              ---------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2         1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                4%      9%     13%     17%
                              ---------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund(R)/VA -- Service Shares            4%      9%     13%     17%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2               2%      4%      5%      7%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                    1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares      1%      2%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                     1%      2%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II
                              Shares                                                          1%      3%      4%      5%
---------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1
                              Shares                                                          1%      1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                         20%     40%     60%     80%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio --
                              Administrative Class Shares                                     8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service
                              Class 2                                                        20%     15%     10%      5%
                              ---------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative
                              Class Shares                                                   20%     15%     10%      5%
---------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative
                              Class Shares                                                    6%      4%      3%      2%
---------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      2%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative
                              Class Shares                                                    8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                        8%      6%      4%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                     80%     60%     40%     20%
---------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1               5%
--------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2       5%
--------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares             5%
--------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2         5%
--------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares               22%
--------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA -- Service Shares           22%
--------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2               8%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service
Shares                                                          3%
--------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                    3%
--------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares      7%
--------------------------------------------------------------------
AB International Value Portfolio -- Class B                     5%
--------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II
Shares                                                          7%
--------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1
Shares                                                          3%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio --
Administrative Class Shares                                     0%
--------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service
Class 2                                                         0%
--------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Charge for the Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses

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


associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.


This contract is no longer available for new sales, although additional purchase payments may be made in accordance with the terms of the contract and as described in the "Purchase Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider purchasing the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the

Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material

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rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set

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dollar amount from the Subaccount investing in the Goldman Sachs Variable
Insurance Trust -- Government Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

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You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the Goldman Sachs
       Variable Insurance Trust -- Government Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

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You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

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Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may

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be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current prospectus for the Scheduled Purchase Payment Variable Deferred Annuity Contract.

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Annuity Cross Funding Program -- tax treatment of the annuity contracts.  Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity

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


Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

THE DEATH BENEFIT

Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

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For contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) minus (2) plus (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

Optional Death Benefit

The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract Value.

However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made

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


under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

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



Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

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      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

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  .  The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 701/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died        Proceeds Paid
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

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The owner selects the contract's initial Annuity Commencement Date at issue.
Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then

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the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

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All payments under Optional Payment Plan 2 (Income for a Fixed Period),
Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does

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not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified.   For a contract to be
treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an

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annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

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For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding
Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the

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obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed

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     during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations

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pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan.


Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution.

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     Roth IRAs do not require any distributions during the owner's lifetime.
     The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value

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of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark is the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity

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included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the
Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

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The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation ("Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.)

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital

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Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms"), that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2018, 2017 and 2016, $37.7 million, $37.6 million and $42.6 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2018, 2017 and 2016, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of

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the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.


Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.

Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.


Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the Bankruptcy Court granted our motion to dismiss. The Bankruptcy Court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. On March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBHI appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. We intend to continue to vigorously defend the dismissal of the action.

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated
v. Genworth Life and Annuity Insurance Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI") charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of Virginia. We moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On November 16, 2018, the Eastern District of Virginia court stayed the case for 60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle District of Georgia granted our Motion to Enjoin and denied our Motion for Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia. On March 18, 2019, plaintiff stated in a filing that it intends to appeal the decision to the Court of Appeals for the 11th Circuit.


The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally, other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.



At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

The Death Benefit

The example of the Basic Death Benefit is for contracts issued on or after May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                             Purchase
                             Payments
Annuitant's End of Contract Accumulated     Basic
    Age      Year   Value      at 5%    Death Benefit
-----------------------------------------------------
    76        1    $103,000  $105,000     $105,000
    77        2     110,000   110,250      110,250
    78        3      80,000   115,763      115,763
    79        4     120,000   121,551      121,551
    80        5     130,000   127,628      130,000
    81        6     150,000   127,628      150,000
    82        7     160,000   127,628      160,000
    83        8     130,000   127,628      130,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The example of the Basic Death Benefit is for contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                             Purchase
                             Payments
End of Annuitant's Contract Accumulated     Basic
 Year      Age      Value      at 5%    Death Benefit
-----------------------------------------------------
  1        76      $103,000  $105,000     $105,000
  2        77       112,000   110,250      112,000
  3        78        90,000   115,763      115,763
  4        79       135,000   121,551      135,000
  5        80       130,000   127,628      135,000
  6        81       150,000   127,628      150,000
  7        82       125,000   127,628      135,000
  8        83       145,000   127,628      145,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Death Benefit

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   Optional
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
           70            --   $100,000   $100,000
  1        71        $6,000     91,310    100,000
  2        72         6,000     82,854    100,000
  3        73         6,000     74,625    100,000
  4        74         6,000     66,618    100,000
  5        75         6,000     58,826    100,000
  6        76         6,000     51,243    100,000
  7        77         6,000     43,865    100,000
  8        78         6,000     36,685    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

        Purchase Contract   Optional
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

Therefore, if a $7,000 partial withdrawal is made on March 31, 2018, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Optional Enhanced
 Date   Payment   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/29           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2029. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant Age 70 or Younger at Issue


                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $14.06            $12.96          19,424   2018
                                                            12.34             14.06          22,258   2017
                                                            12.00             12.34          29,168   2016
                                                            12.02             12.00          44,424   2015
                                                            11.40             12.02          45,638   2014
                                                             9.95             11.40          46,444   2013
                                                             8.91              9.95          47,347   2012
                                                             9.33              8.91          53,569   2011
                                                             8.59              9.33         143,353   2010
                                                             7.01              8.59         245,625   2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $22.32            $19.79          17,085   2018
                                                            16.62             22.32          64,790   2017
                                                            17.02             16.62          20,423   2016
                                                            16.84             17.02          21,535   2015
                                                            16.31             16.84          23,409   2014
                                                            13.47             16.31          30,615   2013
                                                            12.08             13.47          33,139   2012
                                                            16.01             12.08          17,862   2011
                                                            13.70             16.01          41,356   2010
                                                             9.09             13.70          91,218   2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $24.00            $22.26         598,545   2018
                                                            20.55             24.00         589,141   2017
                                                            18.78             20.55         657,341   2016
                                                            18.80             18.78         731,397   2015
                                                            17.46             18.80         822,371   2014
                                                            13.17             17.46         967,184   2013
                                                            11.41             13.17       1,075,023   2012
                                                            10.92             11.41       1,292,066   2011
                                                             9.82             10.92       1,624,461   2010
                                                             8.29              9.82       1,932,667   2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $12.65            $ 9.59         172,521   2018
                                                            10.26             12.65         196,641   2017
                                                            10.50             10.26         243,923   2016
                                                            10.41             10.50         398,186   2015
                                                            11.30             10.41         254,530   2014
                                                             9.35             11.30         279,414   2013
                                                             8.31              9.35         343,284   2012
                                                            10.48              8.31         389,400   2011
                                                            10.20             10.48         421,752   2010
                                                             7.70             10.20         534,811   2009
----------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                         $14.57            $14.68        431,326    2018
                                                                    11.23             14.57        498,715    2017
                                                                    11.14             11.23        570,985    2016
                                                                    10.20             11.14        901,043    2015
                                                                     9.10             10.20        510,718    2014
                                                                     6.74              9.10        572,879    2013
                                                                     5.87              6.74        636,633    2012
                                                                     6.19              5.87        681,277    2011
                                                                     5.72              6.19        786,633    2010
                                                                     4.23              5.72        959,318    2009
------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                         $22.22            $21.64        129,769    2018
                                                                    16.86             22.22         88,470    2017
                                                                    16.11             16.86         95,388    2016
                                                                    16.61             16.11        104,714    2015
                                                                    17.23             16.61        146,893    2014
                                                                    12.03             17.23        232,762    2013
                                                                    10.65             12.03        230,369    2012
                                                                    10.37             10.65        405,117    2011
                                                                     7.71             10.37        407,019    2010
                                                                     5.54              7.71        248,702    2009
------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares          $18.44            $17.50        244,810    2018
                                                                    14.70             18.44        328,820    2017
                                                                    14.59             14.70        200,140    2016
                                                                    14.11             14.59        212,707    2015
                                                                    13.21             14.11        241,562    2014
                                                                     9.57             13.21        262,703    2013
                                                                    10.00              9.57        305,761    2012
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares         $22.23            $21.04         82,868    2018
                                                                    17.76             22.23         90,528    2017
                                                                    17.68             17.76         96,267    2016
                                                                    17.13             17.68        107,172    2015
                                                                    16.08             17.13        123,417    2014
                                                                    11.68             16.08        137,583    2013
                                                                    10.45             11.68        154,712    2012
                                                                    11.34             10.45        169,267    2011
                                                                     9.63             11.34        190,631    2010
                                                                     5.90              9.63        252,305    2009
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                   $24.64            $21.27        196,702    2018
                                                                    21.28             24.64        226,955    2017
                                                                    18.46             21.28        274,746    2016
                                                                    19.98             18.46        291,896    2015
                                                                    18.59             19.98        325,170    2014
                                                                    13.92             18.59        355,678    2013
                                                                    11.88             13.92        377,053    2012
                                                                    12.32             11.88        578,599    2011
                                                                    10.81             12.32        611,150    2010
                                                                     8.55             10.81        794,399    2009
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                 $18.17            $16.22        210,138    2018
                                                                    16.30             18.17        222,394    2017
                                                                    15.01             16.30        249,271    2016
                                                                    16.17             15.01        240,066    2015
                                                                    15.18             16.17        256,717    2014
                                                                    11.92             15.18        305,408    2013
                                                                    10.63             11.92        362,970    2012
                                                                    10.80             10.63        428,708    2011
                                                                    10.01             10.80        501,047    2010
                                                                     7.92             10.01        603,182    2009
------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares                     $16.62            $14.77         42,117    2018
                                                                               15.23             16.62         57,016    2017
                                                                               13.46             15.23         60,940    2016
                                                                               14.03             13.46         53,997    2015
                                                                               13.09             14.03         55,665    2014
                                                                               10.64             13.09         55,726    2013
                                                                                9.62             10.64         24,829    2012
                                                                                9.89              9.62         13,996    2011
                                                                                8.96              9.89          7,336    2010
                                                                                7.43              8.96         14,620    2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $20.54            $17.16        244,879    2018
                                                                               16.99             20.54        262,102    2017
                                                                               17.37             16.99        280,512    2016
                                                                               18.11             17.37        220,092    2015
                                                                               18.37             18.11        249,435    2014
                                                                               15.71             18.37        270,896    2013
                                                                               13.84             15.71        274,928    2012
                                                                               15.10             13.84        243,387    2011
                                                                               13.62             15.10        351,130    2010
                                                                               10.25             13.62        262,790    2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $21.13            $16.79         21,140    2018
                                                                               18.30             21.13         25,951    2017
                                                                               15.75             18.30         30,866    2016
                                                                               17.90             15.75         36,086    2015
                                                                               17.08             17.90         38,181    2014
                                                                               13.01             17.08         46,913    2013
                                                                               11.23             13.01         48,810    2012
                                                                               11.80             11.23         71,980    2011
                                                                               11.20             11.80         86,342    2010
                                                                                7.70             11.20        134,384    2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.61            $12.07         65,699    2018
                                                                               12.35             12.61         67,478    2017
                                                                               12.01             12.35        153,898    2016
                                                                               12.50             12.01        116,471    2015
                                                                               12.29             12.50        152,675    2014
                                                                               13.63             12.29        155,302    2013
                                                                               12.89             13.63        209,409    2012
                                                                               11.71             12.89        271,770    2011
                                                                               11.31             11.71        229,394    2010
                                                                               10.42             11.31        189,816    2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $23.86            $21.94         31,071    2018
                                                                               21.28             23.86         32,561    2017
                                                                               17.50             21.28         31,535    2016
                                                                               19.06             17.50         32,031    2015
                                                                               18.42             19.06         36,882    2014
                                                                               13.16             18.42         46,635    2013
                                                                               11.80             13.16         95,243    2012
                                                                               12.30             11.80         95,516    2011
                                                                                9.73             12.30        109,294    2010
                                                                                7.71              9.73         59,768    2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $20.95            $18.96         80,008    2018
                                                                                 19.69             20.95        104,723    2017
                                                                                 16.98             19.69        119,393    2016
                                                                                 18.37             16.98        105,672    2015
                                                                                 17.01             18.37        109,907    2014
                                                                                 12.55             17.01        106,835    2013
                                                                                 11.19             12.55         98,628    2012
                                                                                 11.69             11.19        103,903    2011
                                                                                 10.55             11.69         96,085    2010
                                                                                  8.18             10.55         73,330    2009
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $19.31            $17.57        340,572    2018
                                                                                 17.24             19.31        400,927    2017
                                                                                 16.86             17.24        439,975    2016
                                                                                 17.29             16.86        540,762    2015
                                                                                 17.22             17.29        588,057    2014
                                                                                 15.28             17.22        619,542    2013
                                                                                 14.10             15.28        588,107    2012
                                                                                 14.86             14.10        715,070    2011
                                                                                 13.74             14.86        733,495    2010
                                                                                 11.54             13.74        739,864    2009
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                $24.99            $25.30         22,943    2018
                                                                                 19.64             24.99         21,606    2017
                                                                                 18.53             19.64         34,524    2016
                                                                                 18.36             18.53         34,794    2015
                                                                                 16.35             18.36         27,371    2014
                                                                                 12.43             16.35         23,600    2013
                                                                                 10.99             12.43         22,439    2012
                                                                                 10.90             10.99         23,052    2011
                                                                                  9.62             10.90         26,152    2010
                                                                                  7.71              9.62         24,686    2009
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                  $12.16            $ 9.96        257,186    2018
                                                                                  9.71             12.16        278,441    2017
                                                                                 10.00              9.71        339,760    2016
-------------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                             $13.69            $13.16        225,906    2018
                                                                                 10.45             13.69        270,383    2017
                                                                                 10.00             10.45        403,978    2016
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $12.78            $12.03        462,775    2018
                                                                                 11.25             12.78        467,157    2017
                                                                                 10.35             11.25        472,963    2016
                                                                                 10.85             10.35        476,566    2015
                                                                                  9.71             10.85        480,928    2014
                                                                                  7.34              9.71        485,111    2013
                                                                                  6.65              7.34        487,299    2012
                                                                                  6.69              6.65        494,987    2011
                                                                                  5.92              6.69        531,649    2010
                                                                                  4.49              5.92        543,033    2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $13.79            $13.57        333,107    2018
                                                                                 13.53             13.79        420,764    2017
                                                                                 12.61             13.53        441,030    2016
                                                                                 12.93             12.61        353,537    2015
                                                                                 13.05             12.93        231,402    2014
                                                                                 12.76             13.05        362,112    2013
                                                                                 12.08             12.76        301,975    2012
                                                                                 11.95             12.08        283,901    2011
                                                                                 11.12             11.95        399,954    2010
                                                                                  7.82             11.12        470,142    2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $22.98            $21.86         169,398   2018
                                                                21.89             22.98         201,123   2017
                                                                19.41             21.89         236,540   2016
                                                                20.25             19.41         251,076   2015
                                                                20.08             20.25         354,798   2014
                                                                19.10             20.08         388,991   2013
                                                                16.96             19.10         488,269   2012
                                                                16.41             16.96         492,760   2011
                                                                14.57             16.41         601,478   2010
                                                                 9.70             14.57         546,603   2009
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $36.28            $37.01          83,572   2018
                                                                28.78             36.28          94,677   2017
                                                                28.25             28.78         106,173   2016
                                                                27.02             28.25         123,138   2015
                                                                25.07             27.02         130,501   2014
                                                                18.22             25.07         149,255   2013
                                                                15.81             18.22         165,617   2012
                                                                18.55             15.81         203,608   2011
                                                                16.00             18.55         257,334   2010
                                                                12.58             16.00         315,562   2009
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $17.65            $16.41          26,486   2018
                                                                15.75             17.65          28,122   2017
                                                                15.55             15.75          30,528   2016
                                                                15.80             15.55          34,039   2015
                                                                15.20             15.80          36,300   2014
                                                                13.38             15.20          41,186   2013
                                                                12.10             13.38          40,175   2012
                                                                12.64             12.10          44,801   2011
                                                                11.26             12.64          48,124   2010
                                                                 8.88             11.26          44,858   2009
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $18.60            $17.51         234,758   2018
                                                                16.26             18.60         230,998   2017
                                                                15.43             16.26         226,949   2016
                                                                15.61             15.43         224,844   2015
                                                                14.41             15.61         212,847   2014
                                                                12.26             14.41         263,962   2013
                                                                10.84             12.26         320,568   2012
                                                                11.44             10.84         210,424   2011
                                                                 9.87             11.44         144,319   2010
                                                                 7.24              9.87          86,262   2009
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $25.46            $23.41         759,727   2018
                                                                21.26             25.46         998,309   2017
                                                                20.03             21.26         999,509   2016
                                                                20.25             20.03       1,048,138   2015
                                                                18.42             20.25       1,150,665   2014
                                                                14.28             18.42       1,363,823   2013
                                                                12.48             14.28       1,467,164   2012
                                                                13.03             12.48       1,839,386   2011
                                                                11.32             13.03       2,059,197   2010
                                                                 8.48             11.32       2,375,861   2009
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $31.14            $29.08          16,724   2018
                                                                         25.60             31.14          20,686   2017
                                                                         25.31             25.60          21,517   2016
                                                                         25.44             25.31          22,853   2015
                                                                         23.34             25.44          21,777   2014
                                                                         17.14             23.34          20,101   2013
                                                                         14.23             17.14          19,269   2012
                                                                         14.86             14.23          19,127   2011
                                                                         12.79             14.86          22,396   2010
                                                                          9.56             12.79          22,428   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $22.02            $19.84         519,418   2018
                                                                         19.84             22.02         606,076   2017
                                                                         17.12             19.84         652,343   2016
                                                                         18.15             17.12         718,814   2015
                                                                         16.98             18.15         848,477   2014
                                                                         13.49             16.98         903,760   2013
                                                                         11.70             13.49       1,035,845   2012
                                                                         11.80             11.70       1,090,682   2011
                                                                         10.42             11.80       1,447,401   2010
                                                                          8.15             10.42       1,689,693   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $19.79            $17.70         173,121   2018
                                                                         17.23             19.79         272,156   2017
                                                                         15.10             17.23         346,877   2016
                                                                         15.73             15.10         262,919   2015
                                                                         14.49             15.73         289,617   2014
                                                                         11.04             14.49         334,079   2013
                                                                          9.48             11.04         377,920   2012
                                                                          9.49              9.48         381,866   2011
                                                                          8.41              9.49         449,862   2010
                                                                          6.73              8.41         524,805   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $21.66            $23.94          79,884   2018
                                                                         16.39             21.66          27,438   2017
                                                                         16.63             16.39          30,768   2016
                                                                         16.02             16.63          54,334   2015
                                                                         14.53             16.02          43,403   2014
                                                                         10.73             14.53         101,227   2013
                                                                         10.00             10.73         137,938   2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $15.12            $14.83         408,239   2018
                                                                         11.38             15.12         449,141   2017
                                                                         11.49             11.38         462,249   2016
                                                                         10.92             11.49         625,202   2015
                                                                          9.98             10.92         669,754   2014
                                                                          7.45              9.98         718,443   2013
                                                                          6.61              7.45         700,868   2012
                                                                          6.72              6.61         933,939   2011
                                                                          5.50              6.72       1,047,479   2010
                                                                          4.37              5.50       1,481,797   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $13.12            $12.82         215,930   2018
                                                                         12.81             13.12         271,934   2017
                                                                         12.45             12.81         296,254   2016
                                                                         12.75             12.45         362,076   2015
                                                                         12.25             12.75         367,946   2014
                                                                         12.70             12.25         353,896   2013
                                                                         12.21             12.70         442,362   2012
                                                                         11.58             12.21         250,394   2011
                                                                         10.93             11.58         104,854   2010
                                                                          9.61             10.93         128,177   2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $40.17            $33.72         499,185   2018
                                                                         33.83             40.17         596,178   2017
                                                                         30.68             33.83         682,590   2016
                                                                         31.67             30.68         708,879   2015
                                                                         30.32             31.67         773,451   2014
                                                                         22.66             30.32         897,331   2013
                                                                         20.08             22.66       1,020,505   2012
                                                                         22.86             20.08       1,141,734   2011
                                                                         18.05             22.86       1,463,313   2010
                                                                         13.12             18.05       1,674,476   2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $22.66            $18.41          26,027   2018
                                                                         19.31             22.66          29,239   2017
                                                                         17.94             19.31          31,804   2016
                                                                         18.82             17.94          38,355   2015
                                                                         17.94             18.82          55,368   2014
                                                                         13.99             17.94         134,685   2013
                                                                         11.18             13.99          76,697   2012
                                                                         12.47             11.18          44,252   2011
                                                                         10.02             12.47          60,671   2010
                                                                          6.47             10.02          66,864   2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $13.49            $12.01          48,054   2018
                                                                         12.23             13.49          69,228   2017
                                                                         10.97             12.23          75,758   2016
                                                                         11.88             10.97          92,705   2015
                                                                         11.72             11.88          94,050   2014
                                                                          9.62             11.72          90,611   2013
                                                                          8.46              9.62          72,478   2012
                                                                          8.73              8.46          92,318   2011
                                                                          8.04              8.73         127,661   2010
                                                                          6.26              8.04         327,285   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $18.28            $17.23         206,276   2018
                                                                         16.92             18.28         246,045   2017
                                                                         15.07             16.92         300,964   2016
                                                                         16.46             15.07         296,008   2015
                                                                         15.97             16.46         376,867   2014
                                                                         14.23             15.97         399,957   2013
                                                                         12.83             14.23         457,819   2012
                                                                         12.72             12.83         544,189   2011
                                                                         11.46             12.72         603,556   2010
                                                                          8.58             11.46         728,502   2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $24.39            $21.85          69,800   2018
                                                                         22.85             24.39          87,389   2017
                                                                         19.99             22.85          94,262   2016
                                                                         21.35             19.99         109,433   2015
                                                                         20.23             21.35         115,163   2014
                                                                         16.02             20.23         128,343   2013
                                                                         14.23             16.02         134,174   2012
                                                                         14.60             14.23         151,911   2011
                                                                         13.33             14.60         190,970   2010
                                                                         10.74             13.33         211,680   2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                           $13.53            $11.35          43,378   2018
                                                                         11.59             13.53         122,845   2017
                                                                         10.73             11.59          47,131   2016
                                                                         11.65             10.73          60,853   2015
                                                                         12.17             11.65          80,878   2014
                                                                          9.45             12.17         228,563   2013
                                                                          7.92              9.45         141,355   2012
                                                                          8.65              7.92          79,886   2011
                                                                          8.17              8.65          78,970   2010
                                                                          6.33              8.17         115,390   2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.27            $ 9.26       1,479,858   2018
                                                                         9.36              9.27       1,161,071   2017
                                                                         9.50              9.36       1,125,157   2016
                                                                         9.64              9.50       1,250,827   2015
                                                                         9.79              9.64       1,293,779   2014
                                                                         9.94              9.79       1,582,501   2013
                                                                        10.00              9.94       1,780,070   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $22.85            $20.15          52,874   2018
                                                                        20.89             22.85          73,095   2017
                                                                        18.68             20.89         258,346   2016
                                                                        20.89             18.68          89,657   2015
                                                                        18.68             20.89         192,844   2014
                                                                        14.27             18.68         168,321   2013
                                                                        12.23             14.27         155,167   2012
                                                                        13.26             12.23         140,363   2011
                                                                        10.77             13.26         152,179   2010
                                                                         8.21             10.77         149,734   2009
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $22.41            $22.16         723,468   2018
                                                                        19.26             22.41         801,318   2017
                                                                        18.74             19.26         853,452   2016
                                                                        18.95             18.74         938,879   2015
                                                                        17.77             18.95       1,013,220   2014
                                                                        15.06             17.77       1,104,339   2013
                                                                        13.48             15.06       1,224,937   2012
                                                                        13.51             13.48       1,401,117   2011
                                                                        12.68             13.51       1,815,039   2010
                                                                        10.25             12.68       2,265,260   2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Service Shares               $14.38            $14.07         236,730   2018
                                                                        11.49             14.38         259,920   2017
                                                                        10.40             11.49         283,765   2016
                                                                        10.18             10.40         282,803   2015
                                                                         9.21             10.18         289,476   2014
                                                                         7.08              9.21         316,517   2013
                                                                         6.14              7.08         338,567   2012
                                                                         6.34              6.14         400,321   2011
                                                                         5.13              6.34         501,955   2010
                                                                         3.60              5.13         612,768   2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $21.48            $21.52         163,079   2018
                                                                        16.77             21.48         187,638   2017
                                                                        16.70             16.77         238,530   2016
                                                                        15.15             16.70         340,192   2015
                                                                        14.18             15.15         294,686   2014
                                                                        11.00             14.18         331,452   2013
                                                                         9.01             11.00         414,820   2012
                                                                         9.83              9.01         433,797   2011
                                                                         9.38              9.83         578,776   2010
                                                                         6.52              9.38         700,044   2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Service Shares          $ 9.98            $ 9.13         194,930   2018
                                                                         8.00              9.98         227,316   2017
                                                                         7.97              8.00         256,643   2016
                                                                         8.30              7.97         268,778   2015
                                                                         7.87              8.30         311,668   2014
                                                                         6.23              7.87         355,709   2013
                                                                         5.28              6.23         383,282   2012
                                                                         6.23              5.28         478,497   2011
                                                                         5.48              6.23         555,021   2010
                                                                         4.05              5.48         678,033   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology Portfolio -- Service Shares         $12.51            $12.43        176,548    2018
                                                                          8.76             12.51        196,648    2017
                                                                          7.81              8.76        206,886    2016
                                                                          7.58              7.81        209,775    2015
                                                                          7.04              7.58        226,530    2014
                                                                          5.28              7.04        235,995    2013
                                                                          4.50              5.28        243,798    2012
                                                                          5.00              4.50        283,920    2011
                                                                          4.08              5.00        358,179    2010
                                                                          2.64              4.08        349,659    2009
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                  $12.89            $10.78         95,835    2018
                                                                         10.01             12.89        103,638    2017
                                                                         10.89             10.01        117,282    2016
                                                                         12.12             10.89        176,430    2015
                                                                         14.00             12.12        193,323    2014
                                                                         12.44             14.00        217,399    2013
                                                                         11.16             12.44        240,870    2012
                                                                         16.74             11.16        322,484    2011
                                                                         13.59             16.74        429,306    2010
                                                                          7.71             13.59        597,124    2009
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Research Portfolio -- Service Shares                  $13.25            $12.68        116,811    2018
                                                                         10.55             13.25        148,706    2017
                                                                         10.68             10.55        170,027    2016
                                                                         10.32             10.68        184,915    2015
                                                                          9.29             10.32        220,448    2014
                                                                          7.26              9.29        262,581    2013
                                                                          6.23              7.26        286,391    2012
                                                                          6.69              6.23        355,034    2011
                                                                          5.95              6.69        435,152    2010
                                                                          4.44              5.95        545,280    2009
-----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II          $32.97            $29.69         28,059    2018
                                                                         28.86             32.97         36,874    2017
                                                                         29.03             28.86         52,447    2016
                                                                         30.05             29.03        216,799    2015
                                                                         25.41             30.05        352,079    2014
                                                                         17.50             25.41        118,366    2013
                                                                         15.00             17.50         18,188    2012
                                                                         14.91             15.00         20,486    2011
                                                                         12.14             14.91         23,159    2010
                                                                          9.18             12.14         27,567    2009
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II          $17.59            $16.46         35,408    2018
                                                                         15.00             17.59         46,764    2017
                                                                         13.27             15.00         47,090    2016
                                                                         14.10             13.27         25,286    2015
                                                                         12.61             14.10         26,320    2014
                                                                         10.19             12.61         26,450    2013
                                                                          9.07             10.19         25,150    2012
                                                                          8.54              9.07         22,298    2011
                                                                          7.74              8.54         35,418    2010
                                                                          6.41              7.74         40,065    2009
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I             $11.95            $10.73         40,100    2018
                                                                         10.57             11.95         54,782    2017
                                                                          9.49             10.57         63,519    2016
                                                                          9.92              9.49        184,270    2015
                                                                         10.00              9.92        424,660    2014
-----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    $19.10            $17.73        113,237    2018
                                                                            15.76             19.10        134,262    2017
                                                                            14.77             15.76        138,589    2016
                                                                            15.00             14.77        161,365    2015
                                                                            13.76             15.00        176,884    2014
                                                                            10.60             13.76        190,686    2013
                                                                             9.06             10.60        236,064    2012
                                                                             9.42              9.06        301,062    2011
                                                                             8.63              9.42        384,644    2010
                                                                             6.92              8.63        459,819    2009
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      $19.63            $19.00        205,718    2018
                                                                            15.77             19.63        261,367    2017
                                                                            14.72             15.77        259,322    2016
                                                                            15.27             14.72        310,951    2015
                                                                            16.76             15.27        432,849    2014
                                                                            12.05             16.76        595,410    2013
                                                                            10.12             12.05        570,068    2012
                                                                            11.47             10.12        683,671    2011
                                                                             8.57             11.47        759,190    2010
                                                                             5.34              8.57        870,388    2009
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $21.56            $19.99         67,458    2018
                                                                            19.54             21.56         54,481    2017
                                                                            18.23             19.54         66,470    2016
                                                                            18.62             18.23         51,537    2015
                                                                            17.46             18.62         72,270    2014
                                                                            14.93             17.46         66,483    2013
                                                                            13.66             14.93         52,362    2012
                                                                            13.65             13.66         46,337    2011
                                                                            12.64             13.65         47,619    2010
                                                                            10.90             12.64         48,259    2009
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          $26.23            $26.04        210,995    2018
                                                                            23.25             26.23        230,710    2017
                                                                            21.22             23.25        262,354    2016
                                                                            25.28             21.22        284,502    2015
                                                                            22.82             25.28        326,627    2014
                                                                            19.27             22.82        357,678    2013
                                                                            17.28             19.27        404,792    2012
                                                                            16.47             17.28        475,992    2011
                                                                            14.73             16.47        527,657    2010
                                                                            11.26             14.73        671,494    2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.79            $12.67        161,059    2018
                                                                            10.14             12.79        203,836    2017
                                                                             9.72             10.14        233,647    2016
                                                                            10.00              9.72        248,274    2015
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $25.79            $23.89         15,454    2018
                                                                            20.70             25.79         25,724    2017
                                                                            21.54             20.70         35,593    2016
                                                                            21.17             21.54         38,451    2015
                                                                            18.67             21.17         35,553    2014
                                                                            14.65             18.67         40,675    2013
                                                                            13.07             14.65         44,787    2012
                                                                            13.45             13.07         47,155    2011
                                                                            12.51             13.45         50,085    2010
                                                                             8.81             12.51         78,596    2009
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $13.03            $12.13          50,419   2018
                                                                          12.15             13.03          35,992   2017
                                                                          11.75             12.15          37,954   2016
                                                                          11.86             11.75          23,691   2015
                                                                          11.15             11.86          26,090   2014
                                                                          10.03             11.15          28,493   2013
                                                                           9.08             10.03          30,346   2012
                                                                           9.19              9.08          32,303   2011
                                                                           8.28              9.19          42,548   2010
                                                                           6.91              8.28          35,373   2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $28.24            $26.06          29,526   2018
                                                                          22.32             28.24          37,773   2017
                                                                          22.20             22.32          38,766   2016
                                                                          21.19             22.20          39,537   2015
                                                                          20.39             21.19          26,003   2014
                                                                          15.26             20.39          29,321   2013
                                                                          13.34             15.26          31,192   2012
                                                                          13.43             13.34          30,414   2011
                                                                          10.72             13.43          32,861   2010
                                                                           8.23             10.72          16,035   2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $23.30            $19.88         605,234   2018
                                                                          17.35             23.30         665,014   2017
                                                                          17.64             17.35         646,040   2016
                                                                          17.28             17.64         913,251   2015
                                                                          17.19             17.28         889,538   2014
                                                                          13.74             17.19       1,010,140   2013
                                                                          11.53             13.74         976,468   2012
                                                                          12.80             11.53       1,109,333   2011
                                                                          11.23             12.80       1,335,455   2010
                                                                           8.18             11.23       1,647,659   2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $18.18            $16.46         355,647   2018
                                                                          15.83             18.18         389,367   2017
                                                                          14.44             15.83         466,395   2016
                                                                          14.21             14.44         493,628   2015
                                                                          13.07             14.21         558,084   2014
                                                                          10.10             13.07         675,981   2013
                                                                           8.79             10.10         781,389   2012
                                                                           8.95              8.79       1,114,975   2011
                                                                           7.85              8.95       1,183,407   2010
                                                                           6.22              7.85       1,283,590   2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $37.99            $33.48          49,008   2018
                                                                          33.86             37.99          72,858   2017
                                                                          29.21             33.86          75,579   2016
                                                                          31.58             29.21          75,254   2015
                                                                          28.72             31.58          84,110   2014
                                                                          20.73             28.72         136,402   2013
                                                                          17.89             20.73         106,159   2012
                                                                          18.60             17.89         171,957   2011
                                                                          15.35             18.60         178,932   2010
                                                                          11.38             15.35         222,246   2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                            $15.51            $14.44          84,755   2018
                                                                          13.88             15.51         110,875   2017
                                                                          12.48             13.88         124,152   2016
                                                                          13.96             12.48         139,472   2015
                                                                          14.10             13.96         174,325   2014
                                                                          14.30             14.10         188,676   2013
                                                                          12.65             14.30         541,973   2012
                                                                          12.60             12.65         300,792   2011
                                                                          11.32             12.60         576,823   2010
                                                                           9.46             11.32         276,666   2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                         $22.96            $22.01         275,544   2018
                                                                               21.86             22.96         303,723   2017
                                                                               19.74             21.86         368,739   2016
                                                                               20.37             19.74         446,093   2015
                                                                               20.01             20.37         656,315   2014
                                                                               19.22             20.01         717,099   2013
                                                                               17.07             19.22         780,872   2012
                                                                               16.77             17.07         822,892   2011
                                                                               14.87             16.77       1,085,058   2010
                                                                               10.76             14.87       1,470,950   2009
-----------------------------------------------------------------------------------------------------------------------------
  International Bond Portfolio (U.S. Dollar Hedged) -- Administrative
   Class Shares                                                               $19.97            $20.09          52,610   2018
                                                                               19.73             19.97          56,620   2017
                                                                               18.81             19.73          61,400   2016
                                                                               19.04             18.81          78,092   2015
                                                                               17.39             19.04         112,916   2014
                                                                               17.57             17.39         117,400   2013
                                                                               16.09             17.57         128,422   2012
                                                                               15.30             16.09         109,168   2011
                                                                               14.32             15.30         149,702   2010
                                                                               12.57             14.32         154,354   2009
-----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          $27.11            $26.07         239,375   2018
                                                                               25.26             27.11         264,990   2017
                                                                               25.48             25.26         305,413   2016
                                                                               26.23             25.48         178,367   2015
                                                                               21.47             26.23         193,677   2014
                                                                               25.04             21.47         236,515   2013
                                                                               24.35             25.04         301,781   2012
                                                                               19.33             24.35         379,501   2011
                                                                               17.59             19.33         419,670   2010
                                                                               18.67             17.59         524,750   2009
-----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                       $12.28            $12.13         240,074   2018
                                                                               12.30             12.28         172,638   2017
                                                                               12.31             12.30         187,905   2016
                                                                               12.46             12.31         226,675   2015
                                                                               12.54             12.46         306,673   2014
                                                                               12.75             12.54         313,874   2013
                                                                               12.23             12.75         424,975   2012
                                                                               12.28             12.23         349,730   2011
                                                                               11.84             12.28         511,948   2010
                                                                               10.61             11.84         542,312   2009
-----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                       $20.00            $19.59       1,000,484   2018
                                                                               19.35             20.00       1,158,438   2017
                                                                               19.14             19.35       1,239,817   2016
                                                                               19.34             19.14       1,513,064   2015
                                                                               18.83             19.34       1,609,156   2014
                                                                               19.50             18.83       1,868,250   2013
                                                                               18.06             19.50       2,564,757   2012
                                                                               17.70             18.06       2,486,696   2011
                                                                               16.62             17.70       3,017,265   2010
                                                                               14.80             16.62       3,497,772   2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
The Prudential Series Fund
-----------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares         $36.26            $33.67         24,462    2018
                                                             28.37             36.26         33,886    2017
                                                             28.46             28.37         39,014    2016
                                                             27.29             28.46         43,488    2015
                                                             25.96             27.29         47,716    2014
                                                             20.38             25.96         53,125    2013
                                                             18.70             20.38         64,668    2012
                                                             19.88             18.70         76,864    2011
                                                             18.80             19.88        132,485    2010
                                                             12.13             18.80        219,602    2009
-----------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                     $35.54            $34.60         12,556    2018
                                                             26.51             35.54         10,511    2017
                                                             27.26             26.51         13,510    2016
                                                             24.93             27.26         20,554    2015
                                                             23.09             24.93          8,869    2014
                                                             17.10             23.09         12,447    2013
                                                             15.00             17.10         14,023    2012
                                                             15.24             15.00         33,965    2011
                                                             13.88             15.24         13,651    2010
                                                              9.89             13.88         13,781    2009
-----------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares            $14.28            $11.47         83,871    2018
                                                             14.57             14.28         82,933    2017
                                                             11.85             14.57         95,348    2016
                                                             16.91             11.85        101,489    2015
                                                             21.41             16.91        129,720    2014
                                                             19.80             21.41        142,114    2013
                                                             20.71             19.80        176,079    2012
                                                             26.07             20.71        220,859    2011
                                                             20.76             26.07        309,098    2010
                                                             11.95             20.76        400,665    2009
-----------------------------------------------------------------------------------------------------------
Rydex Variable Trust
-----------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                     $11.10            $10.74        145,758    2018
                                                              8.60             11.10        173,089    2017
                                                              8.24              8.60        306,558    2016
                                                              7.72              8.24        602,462    2015
                                                              6.68              7.72        200,599    2014
                                                              5.04              6.68        204,863    2013
                                                              4.38              5.04        253,833    2012
                                                              4.35              4.38        362,126    2011
                                                              3.73              4.35        332,432    2010
                                                              2.49              3.73        498,419    2009
-----------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                      $13.90            $13.50        108,566    2018
                                                             13.67             13.90        121,446    2017
                                                             13.48             13.67        143,299    2016
                                                             13.74             13.48        156,487    2015
                                                             13.27             13.74        173,443    2014
                                                             13.66             13.27        197,089    2013
                                                             13.12             13.66        219,934    2012
                                                             12.42             13.12        248,870    2011
                                                             11.72             12.42        275,801    2010
                                                             11.03             11.72        332,761    2009
-----------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $20.98            $20.11         284,736   2018
                                                                16.59             20.98         331,854   2017
                                                                16.44             16.59         387,263   2016
                                                                16.16             16.44         405,203   2015
                                                                14.38             16.16         426,362   2014
                                                                10.83             14.38         459,263   2013
                                                                 9.09             10.83         539,898   2012
                                                                 9.19              9.09         658,419   2011
                                                                 8.36              9.19         786,804   2010
                                                                 6.12              8.36         905,808   2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $39.36            $36.55          70,639   2018
                                                                37.76             39.36          83,707   2017
                                                                35.49             37.76         106,712   2016
                                                                34.46             35.49         123,669   2015
                                                                26.52             34.46         128,770   2014
                                                                26.24             26.52         151,337   2013
                                                                22.81             26.24         167,095   2012
                                                                21.08             22.81         193,226   2011
                                                                16.60             21.08         224,208   2010
                                                                12.41             16.60         187,063   2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $18.74            $17.58       1,285,952   2018
                                                                15.65             18.74       1,405,553   2017
                                                                14.24             15.65       1,572,348   2016
                                                                14.30             14.24       1,603,124   2015
                                                                12.82             14.30       1,843,654   2014
                                                                 9.86             12.82       2,044,058   2013
                                                                 8.65              9.86       2,212,142   2012
                                                                 8.64              8.65       2,191,568   2011
                                                                 7.63              8.64       2,641,213   2010
                                                                 6.14              7.63       3,205,337   2009
--------------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares               $35.34            $31.43         234,827   2018
                                                                31.83             35.34         276,380   2017
                                                                26.11             31.83         330,749   2016
                                                                27.64             26.11         370,982   2015
                                                                27.05             27.64         324,300   2014
                                                                20.06             27.05         375,415   2013
                                                                17.77             20.06         440,052   2012
                                                                17.50             17.77         560,563   2011
                                                                13.93             17.50         748,434   2010
                                                                10.81             13.93         818,819   2009
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                   $18.94            $17.47         246,090   2018
                                                                16.64             18.94         275,912   2017
                                                                15.88             16.64         312,549   2016
                                                                16.31             15.88         371,551   2015
                                                                15.72             16.31         423,330   2014
                                                                13.88             15.72         440,997   2013
                                                                12.53             13.88         428,943   2012
                                                                13.09             12.53         514,189   2011
                                                                12.12             13.09         617,098   2010
                                                                10.18             12.12         712,298   2009
--------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                   $14.77            $13.58           1,680   2018
                                                                13.00             14.77           2,692   2017
                                                                12.45             13.00           2,933   2016
                                                                12.81             12.45           3,295   2015
                                                                12.37             12.81           3,350   2014
                                                                10.96             12.37           3,507   2013
                                                                 9.91             10.96           3,854   2012
                                                                10.38              9.91           3,821   2011
                                                                 9.64             10.38           7,650   2010
                                                                 8.12              9.64           8,298   2009
--------------------------------------------------------------------------------------------------------------

                                                                                     Number of
                                                   Accumulation      Accumulation  Accumulation
                                                  Unit Values at    Unit Values at   Units at
Subaccounts                                     Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares           $19.46            $18.52        281,195    2018
                                                       16.48             19.46        322,025    2017
                                                       15.30             16.48        357,225    2016
                                                       15.90             15.30        397,966    2015
                                                       14.31             15.90        391,578    2014
                                                       10.85             14.31        437,924    2013
                                                        9.51             10.85        517,654    2012
                                                        9.95              9.51        560,899    2011
                                                        9.16              9.95        646,326    2010
                                                        7.07              9.16        775,590    2009
-----------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
-----------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2         $25.69            $25.37         36,344    2018
                                                       19.38             25.69         42,486    2017
                                                       19.57             19.38         28,136    2016
                                                       19.60             19.57         40,677    2015
                                                       19.16             19.60         45,562    2014
                                                       13.91             19.16         49,024    2013
                                                       11.73             13.91         34,593    2012
                                                       12.60             11.73        118,501    2011
                                                       10.00             12.60         28,675    2010
-----------------------------------------------------------------------------------------------------

                      Each Annuitant Over Age 70 at Issue



                                                                                          Number of
                                                        Accumulation      Accumulation  Accumulation
                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                          Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B         $13.76            $12.66         75,732    2018
                                                            12.11             13.76         76,542    2017
                                                            11.79             12.11         77,391    2016
                                                            11.85             11.79            730    2015
                                                            11.25             11.85          1,795    2014
                                                             9.84             11.25          5,813    2013
                                                             8.83              9.84          5,840    2012
                                                             9.27              8.83          7,354    2011
                                                             8.55              9.27         99,431    2010
                                                             6.99              8.55        216,831    2009
----------------------------------------------------------------------------------------------------------
  AB Global Thematic Growth Portfolio -- Class B           $22.22            $19.66         12,549    2018
                                                            16.58             22.22         80,142    2017
                                                            17.02             16.58         15,683    2016
                                                            16.87             17.02         16,968    2015
                                                            16.37             16.87         19,828    2014
                                                            13.55             16.37         23,690    2013
                                                            12.17             13.55         28,422    2012
                                                            16.16             12.17          5,555    2011
                                                            13.87             16.16         42,255    2010
                                                             9.21             13.87         50,559    2009
----------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                $23.16            $21.44        293,615    2018
                                                            19.87             23.16        210,229    2017
                                                            18.20             19.87        246,657    2016
                                                            18.25             18.20        290,975    2015
                                                            16.99             18.25        354,874    2014
                                                            12.84             16.99        439,020    2013
                                                            11.14             12.84        477,783    2012
                                                            10.69             11.14        555,841    2011
                                                             9.64             10.69        627,441    2010
                                                             8.15              9.64        788,147    2009
----------------------------------------------------------------------------------------------------------
  AB International Value Portfolio -- Class B              $12.32            $ 9.32         37,258    2018
                                                            10.01             12.32         37,842    2017
                                                            10.27             10.01         61,391    2016
                                                            10.20             10.27         84,308    2015
                                                            11.10             10.20         93,908    2014
                                                             9.20             11.10        103,146    2013
                                                             8.19              9.20        173,279    2012
                                                            10.35              8.19        127,540    2011
                                                            10.09             10.35        139,733    2010
                                                             7.64             10.09        193,266    2009
----------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                 $14.06            $14.14         98,493    2018
                                                            10.86             14.06        120,531    2017
                                                            10.79             10.86        136,691    2016
                                                             9.91             10.79        532,039    2015
                                                             8.85              9.91        170,946    2014
                                                             6.57              8.85        197,208    2013
                                                             5.73              6.57        270,616    2012
                                                             6.06              5.73        272,810    2011
                                                             5.61              6.06        353,144    2010
                                                             4.16              5.61        419,220    2009
----------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  AB Small Cap Growth Portfolio -- Class B                             $21.44            $20.84         23,222    2018
                                                                        16.30             21.44         26,534    2017
                                                                        15.61             16.30         28,280    2016
                                                                        16.13             15.61         37,745    2015
                                                                        16.76             16.13        101,745    2014
                                                                        11.73             16.76        124,463    2013
                                                                        10.40             11.73        128,818    2012
                                                                        10.15             10.40        171,690    2011
                                                                         7.56             10.15         96,682    2010
                                                                         5.45              7.56         66,968    2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $18.19            $17.23         45,096    2018
                                                                        14.53             18.19        139,606    2017
                                                                        14.45             14.53         71,619    2016
                                                                        14.00             14.45         85,280    2015
                                                                        13.14             14.00         96,398    2014
                                                                         9.54             13.14        106,128    2013
                                                                        10.00              9.54        116,273    2012
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series II shares             $21.53            $20.34         23,962    2018
                                                                        17.24             21.53         27,654    2017
                                                                        17.19             17.24         31,278    2016
                                                                        16.70             17.19         34,713    2015
                                                                        15.70             16.70         36,790    2014
                                                                        11.43             15.70         40,563    2013
                                                                        10.25             11.43         49,350    2012
                                                                        11.14             10.25         54,716    2011
                                                                         9.48             11.14         55,638    2010
                                                                         5.82              9.48         62,557    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Comstock Fund -- Series II shares                       $23.87            $20.56         79,497    2018
                                                                        20.65             23.87         90,727    2017
                                                                        17.96             20.65        134,810    2016
                                                                        19.47             17.96        142,041    2015
                                                                        18.16             19.47        170,566    2014
                                                                        13.62             18.16        185,902    2013
                                                                        11.65             13.62        199,545    2012
                                                                        12.11             11.65        292,530    2011
                                                                        10.64             12.11        313,395    2010
                                                                         8.43             10.64        380,522    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                     $17.75            $15.80         42,444    2018
                                                                        15.95             17.75         46,935    2017
                                                                        14.72             15.95         54,908    2016
                                                                        15.89             14.72         59,217    2015
                                                                        14.94             15.89         70,075    2014
                                                                        11.76             14.94         77,757    2013
                                                                        10.51             11.76         87,353    2012
                                                                        10.70             10.51        106,447    2011
                                                                         9.93             10.70        143,080    2010
                                                                         7.87              9.93        176,144    2009
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Equity and Income Fund -- Series II shares              $16.26            $14.43         21,975    2018
                                                                        14.93             16.26         23,302    2017
                                                                        13.23             14.93         24,349    2016
                                                                        13.81             13.23          9,427    2015
                                                                        12.92             13.81         12,515    2014
                                                                        10.52             12.92          7,947    2013
                                                                         9.52             10.52          2,604    2012
                                                                         9.82              9.52          5,313    2011
                                                                         8.91              9.82          2,520    2010
                                                                         7.40              8.91              0    2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                  $20.00            $16.67         24,749    2018
                                                                               16.58             20.00         26,005    2017
                                                                               16.98             16.58         35,527    2016
                                                                               17.74             16.98         51,130    2015
                                                                               18.03             17.74         61,449    2014
                                                                               15.45             18.03         65,483    2013
                                                                               13.64             15.45         67,666    2012
                                                                               14.92             13.64         86,178    2011
                                                                               13.48             14.92        100,437    2010
                                                                               10.16             13.48         91,440    2009
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Value Opportunities Fund -- Series II shares                   $20.51            $16.26          2,908    2018
                                                                               17.80             20.51          3,062    2017
                                                                               15.35             17.80          3,833    2016
                                                                               17.48             15.35          4,279    2015
                                                                               16.72             17.48          4,414    2014
                                                                               12.76             16.72          3,962    2013
                                                                               11.03             12.76          7,623    2012
                                                                               11.62             11.03         10,410    2011
                                                                               11.05             11.62         12,566    2010
                                                                                7.61             11.05         21,677    2009
-----------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                    $12.29            $11.74         18,558    2018
                                                                               12.06             12.29         19,152    2017
                                                                               11.75             12.06        107,135    2016
                                                                               12.26             11.75         24,040    2015
                                                                               12.07             12.26         29,313    2014
                                                                               13.42             12.07         37,068    2013
                                                                               12.71             13.42         55,401    2012
                                                                               11.57             12.71        168,460    2011
                                                                               11.20             11.57        127,221    2010
                                                                               10.34             11.20        134,734    2009
-----------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares         $23.21            $21.29          9,004    2018
                                                                               20.74             23.21         10,721    2017
                                                                               17.09             20.74         40,993    2016
                                                                               18.65             17.09         41,064    2015
                                                                               18.06             18.65         44,224    2014
                                                                               12.93             18.06         53,277    2013
                                                                               11.61             12.93        106,296    2012
                                                                               12.13             11.61         93,913    2011
                                                                                9.62             12.13         73,040    2010
                                                                                7.64              9.62         12,584    2009
-----------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                         $20.38            $18.41          5,399    2018
                                                                               19.19             20.38         17,706    2017
                                                                               16.59             19.19         22,701    2016
                                                                               17.98             16.59         21,292    2015
                                                                               16.68             17.98         19,467    2014
                                                                               12.33             16.68         20,852    2013
                                                                               11.02             12.33         74,607    2012
                                                                               11.53             11.02        123,977    2011
                                                                               10.43             11.53         88,166    2010
                                                                                8.11             10.43         16,580    2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $18.82            $17.09        112,173    2018
                                                                                 16.83             18.82        140,478    2017
                                                                                 16.50             16.83        157,509    2016
                                                                                 16.95             16.50        151,329    2015
                                                                                 16.92             16.95        158,853    2014
                                                                                 15.04             16.92        162,329    2013
                                                                                 13.91             15.04        139,559    2012
                                                                                 14.69             13.91        128,664    2011
                                                                                 13.61             14.69         98,972    2010
                                                                                 11.45             13.61        176,834    2009
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares                $24.31            $24.56          2,524    2018
                                                                                 19.14             24.31          3,097    2017
                                                                                 18.10             19.14          6,574    2016
                                                                                 17.96             18.10          8,916    2015
                                                                                 16.03             17.96         10,452    2014
                                                                                 12.21             16.03          5,559    2013
                                                                                 10.82             12.21          6,322    2012
                                                                                 10.76             10.82          6,250    2011
                                                                                  9.51             10.76          5,851    2010
                                                                                  7.64              9.51          5,846    2009
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Series Trust II
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Variable Portfolio -- Overseas Core Fund -- Class 2                  $12.12            $ 9.91         52,878    2018
                                                                                  9.69             12.12         53,333    2017
                                                                                 10.00              9.69         60,989    2016
-------------------------------------------------------------------------------------------------------------------------------
  CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1                             $13.64            $13.09         35,930    2018
                                                                                 10.43             13.64         45,913    2017
                                                                                 10.00             10.43        146,140    2016
-------------------------------------------------------------------------------------------------------------------------------
Dreyfus
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $12.33            $11.59         18,102    2018
                                                                                 10.88             12.33         22,481    2017
                                                                                 10.02             10.88         22,585    2016
                                                                                 10.53             10.02         22,925    2015
                                                                                  9.45             10.53         24,003    2014
                                                                                  7.15              9.45         25,725    2013
                                                                                  6.50              7.15         25,471    2012
                                                                                  6.55              6.50         44,902    2011
                                                                                  5.80              6.55         42,594    2010
                                                                                  4.41              5.80         45,292    2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $13.36            $13.12         45,516    2018
                                                                                 13.14             13.36        144,838    2017
                                                                                 12.27             13.14        102,382    2016
                                                                                 12.61             12.27         87,954    2015
                                                                                 12.75             12.61        119,406    2014
                                                                                 12.49             12.75        254,070    2013
                                                                                 11.84             12.49        279,223    2012
                                                                                 11.75             11.84        240,401    2011
                                                                                 10.95             11.75        244,066    2010
                                                                                  7.72             10.95        363,652    2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Federated Insurance Series
--------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares         $22.18            $21.05         39,678    2018
                                                                21.17             22.18         43,865    2017
                                                                18.80             21.17         50,444    2016
                                                                19.67             18.80         59,836    2015
                                                                19.53             19.67         90,580    2014
                                                                18.62             19.53        119,108    2013
                                                                16.57             18.62        187,519    2012
                                                                16.06             16.57        175,897    2011
                                                                14.29             16.06        210,587    2010
                                                                 9.53             14.29        214,462    2009
--------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                 $35.22            $35.85         25,796    2018
                                                                27.99             35.22         29,253    2017
                                                                27.54             27.99         32,347    2016
                                                                26.39             27.54         38,512    2015
                                                                24.53             26.39         38,347    2014
                                                                17.87             24.53         41,630    2013
                                                                15.53             17.87         45,828    2012
                                                                18.26             15.53         58,754    2011
                                                                15.78             18.26         62,186    2010
                                                                12.43             15.78         69,878    2009
--------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
--------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           $17.17            $15.93          1,163    2018
                                                                15.35             17.17          1,157    2017
                                                                15.19             15.35          2,584    2016
                                                                15.46             15.19          3,369    2015
                                                                14.90             15.46          3,386    2014
                                                                13.14             14.90          3,590    2013
                                                                11.91             13.14          3,444    2012
                                                                12.47             11.91          4,972    2011
                                                                11.13             12.47         16,929    2010
                                                                 8.79             11.13         19,067    2009
--------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                    $18.17            $17.06         61,862    2018
                                                                15.91             18.17         81,186    2017
                                                                15.13             15.91        100,119    2016
                                                                15.34             15.13        116,023    2015
                                                                14.18             15.34        114,512    2014
                                                                12.10             14.18        121,253    2013
                                                                10.72             12.10        355,970    2012
                                                                11.34             10.72         78,097    2011
                                                                 9.79             11.34        100,581    2010
                                                                 7.20              9.79         46,782    2009
--------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2               $24.57            $22.55        169,391    2018
                                                                20.56             24.57        286,000    2017
                                                                19.41             20.56        260,232    2016
                                                                19.67             19.41        361,852    2015
                                                                17.92             19.67        394,541    2014
                                                                13.92             17.92        510,958    2013
                                                                12.19             13.92        512,266    2012
                                                                12.76             12.19        729,074    2011
                                                                11.10             12.76        732,559    2010
                                                                 8.34             11.10        941,948    2009
--------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $30.22            $28.17          5,593    2018
                                                                         24.89             30.22          6,194    2017
                                                                         24.67             24.89          6,319    2016
                                                                         24.84             24.67          6,394    2015
                                                                         22.84             24.84          8,428    2014
                                                                         16.80             22.84          6,723    2013
                                                                         13.98             16.80          6,396    2012
                                                                         14.63             13.98          6,418    2011
                                                                         12.61             14.63          5,707    2010
                                                                          9.45             12.61          5,926    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $21.25            $19.10        261,222    2018
                                                                         19.19             21.25        314,110    2017
                                                                         16.58             19.19        365,664    2016
                                                                         17.62             16.58        390,806    2015
                                                                         16.52             17.62        560,410    2014
                                                                         13.15             16.52        537,567    2013
                                                                         11.43             13.15        555,228    2012
                                                                         11.55             11.43        638,998    2011
                                                                         10.22             11.55        784,675    2010
                                                                          8.01             10.22        809,466    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $19.10            $17.05         89,636    2018
                                                                         16.66             19.10        205,668    2017
                                                                         14.64             16.66        282,207    2016
                                                                         15.28             14.64        126,570    2015
                                                                         14.10             15.28        139,845    2014
                                                                         10.76             14.10        151,199    2013
                                                                          9.26             10.76        162,733    2012
                                                                          9.29              9.26        134,477    2011
                                                                          8.25              9.29        174,491    2010
                                                                          6.61              8.25        223,379    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Opportunities Portfolio -- Service Class 2                 $21.40            $23.60         87,496    2018
                                                                         16.22             21.40          7,996    2017
                                                                         16.49             16.22         26,554    2016
                                                                         15.93             16.49         37,918    2015
                                                                         14.47             15.93         27,105    2014
                                                                         10.71             14.47        119,187    2013
                                                                         10.00             10.71        149,018    2012
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $14.59            $14.28        137,838    2018
                                                                         11.01             14.59        176,047    2017
                                                                         11.14             11.01        163,075    2016
                                                                         10.60             11.14        184,718    2015
                                                                          9.71             10.60        211,567    2014
                                                                          7.26              9.71        248,055    2013
                                                                          6.46              7.26        268,467    2012
                                                                          6.57              6.46        498,422    2011
                                                                          5.40              6.57        369,192    2010
                                                                          4.29              5.40        710,143    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $12.84            $12.52         30,416    2018
                                                                         12.56             12.84         42,251    2017
                                                                         12.23             12.56         55,040    2016
                                                                         12.55             12.23         82,930    2015
                                                                         12.09             12.55         84,189    2014
                                                                         12.56             12.09         83,541    2013
                                                                         12.10             12.56        119,281    2012
                                                                         11.50             12.10         26,105    2011
                                                                         10.87             11.50         25,147    2010
                                                                          9.58             10.87         18,040    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $38.76            $32.47        171,422    2018
                                                                         32.71             38.76        231,230    2017
                                                                         29.73             32.71        246,101    2016
                                                                         30.75             29.73        240,036    2015
                                                                         29.50             30.75        262,926    2014
                                                                         22.09             29.50        294,126    2013
                                                                         19.61             22.09        356,139    2012
                                                                         22.38             19.61        379,302    2011
                                                                         17.71             22.38        535,621    2010
                                                                         12.89             17.71        550,927    2009
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $22.04            $17.87          3,018    2018
                                                                         18.82             22.04          3,278    2017
                                                                         17.52             18.82          3,581    2016
                                                                         18.41             17.52          5,878    2015
                                                                         17.59             18.41         45,233    2014
                                                                         13.74             17.59        140,033    2013
                                                                         11.00             13.74         60,039    2012
                                                                         12.30             11.00         13,671    2011
                                                                          9.91             12.30         23,653    2010
                                                                          6.41              9.91         17,033    2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $13.21            $11.73         11,505    2018
                                                                         12.00             13.21         15,654    2017
                                                                         10.79             12.00         16,919    2016
                                                                         11.70             10.79         22,391    2015
                                                                         11.57             11.70         25,498    2014
                                                                          9.51             11.57         19,751    2013
                                                                          8.39              9.51         15,786    2012
                                                                          8.67              8.39         38,498    2011
                                                                          8.00              8.67         47,806    2010
                                                                          6.25              8.00        276,670    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $17.82            $16.76         91,719    2018
                                                                         16.53             17.82        120,801    2017
                                                                         14.74             16.53        157,523    2016
                                                                         16.14             14.74        134,271    2015
                                                                         15.69             16.14        148,032    2014
                                                                         14.01             15.69        190,886    2013
                                                                         12.65             14.01        192,273    2012
                                                                         12.57             12.65        318,150    2011
                                                                         11.35             12.57        370,579    2010
                                                                          8.52             11.35        237,784    2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $23.64            $21.13         26,418    2018
                                                                         22.20             23.64         32,927    2017
                                                                         19.46             22.20         36,681    2016
                                                                         20.82             19.46         37,526    2015
                                                                         19.77             20.82         42,509    2014
                                                                         15.68             19.77         48,419    2013
                                                                         13.97             15.68         58,938    2012
                                                                         14.36             13.97         74,200    2011
                                                                         13.13             14.36         78,417    2010
                                                                         10.60             13.13         83,868    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $13.21            $11.06          21,027   2018
                                                                        11.34             13.21         130,910   2017
                                                                        10.52             11.34          18,810   2016
                                                                        11.45             10.52          20,467   2015
                                                                        11.98             11.45          21,676   2014
                                                                         9.32             11.98         245,967   2013
                                                                         7.83              9.32          98,401   2012
                                                                         8.56              7.83          27,129   2011
                                                                         8.11              8.56          29,929   2010
                                                                         6.29              8.11          38,257   2009
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Government Money Market Fund -- Service Shares         $ 9.17            $ 9.14       1,421,915   2018
                                                                         9.28              9.17         621,617   2017
                                                                         9.43              9.28         549,579   2016
                                                                         9.60              9.43         683,254   2015
                                                                         9.76              9.60         793,766   2014
                                                                         9.93              9.76         798,286   2013
                                                                        10.00              9.93         906,678   2012
----------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund -- Institutional Shares             $22.27            $19.60          17,760   2018
                                                                        20.40             22.27          20,208   2017
                                                                        18.28             20.40         131,107   2016
                                                                        20.49             18.28          35,995   2015
                                                                        18.35             20.49          64,726   2014
                                                                        14.05             18.35          68,016   2013
                                                                        12.06             14.05          39,047   2012
                                                                        13.11             12.06          46,046   2011
                                                                        10.67             13.11          50,186   2010
                                                                         8.15             10.67          92,338   2009
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Balanced Portfolio -- Service Shares                 $21.62            $21.35         222,570   2018
                                                                        18.62             21.62         274,996   2017
                                                                        18.16             18.62         317,005   2016
                                                                        18.40             18.16         370,512   2015
                                                                        17.29             18.40         438,286   2014
                                                                        14.68             17.29         492,185   2013
                                                                        13.17             14.68         526,193   2012
                                                                        13.22             13.17         646,912   2011
                                                                        12.44             13.22         863,660   2010
                                                                        10.08             12.44       1,050,391   2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Enterprise Portfolio -- Service Shares               $13.88            $13.55          16,309   2018
                                                                        11.11             13.88          28,039   2017
                                                                        10.08             11.11          33,413   2016
                                                                         9.88             10.08          39,786   2015
                                                                         8.96              9.88          45,221   2014
                                                                         6.90              8.96          47,470   2013
                                                                         6.00              6.90          62,747   2012
                                                                         6.21              6.00         131,586   2011
                                                                         5.03              6.21         148,254   2010
                                                                         3.54              5.03         190,557   2009
----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Forty Portfolio -- Service Shares                    $20.73            $20.72          48,806   2018
                                                                        16.22             20.73          53,866   2017
                                                                        16.18             16.22          57,215   2016
                                                                        14.71             16.18          86,700   2015
                                                                        13.79             14.71         110,005   2014
                                                                        10.72             13.79         125,540   2013
                                                                         8.81             10.72         201,927   2012
                                                                         9.63              8.81         183,370   2011
                                                                         9.20              9.63         231,050   2010
                                                                         6.41              9.20         333,974   2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Research Portfolio -- Service Shares           $ 9.63            $ 8.79         26,599    2018
                                                                          7.73              9.63         50,344    2017
                                                                          7.72              7.73         62,402    2016
                                                                          8.06              7.72         79,572    2015
                                                                          7.65              8.06         85,643    2014
                                                                          6.08              7.65        104,931    2013
                                                                          5.16              6.08        124,192    2012
                                                                          6.10              5.16        171,096    2011
                                                                          5.37              6.10        202,280    2010
                                                                          3.98              5.37        238,540    2009
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Global Technology Portfolio -- Service Shares         $12.07            $11.97         26,903    2018
                                                                          8.47             12.07         29,358    2017
                                                                          7.57              8.47         29,813    2016
                                                                          7.36              7.57         31,814    2015
                                                                          6.85              7.36         31,404    2014
                                                                          5.14              6.85         39,821    2013
                                                                          4.39              5.14         41,402    2012
                                                                          4.89              4.39         38,950    2011
                                                                          4.00              4.89         40,990    2010
                                                                          2.59              4.00         46,493    2009
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Overseas Portfolio -- Service Shares                  $12.44            $10.38         16,104    2018
                                                                          9.68             12.44         17,147    2017
                                                                         10.55              9.68         22,034    2016
                                                                         11.77             10.55         38,521    2015
                                                                         13.62             11.77         44,808    2014
                                                                         12.12             13.62         48,014    2013
                                                                         10.90             12.12         59,176    2012
                                                                         16.38             10.90         67,724    2011
                                                                         13.33             16.38         81,307    2010
                                                                          7.57             13.33        113,506    2009
-----------------------------------------------------------------------------------------------------------------------
  Janus Henderson Research Portfolio -- Service Shares                  $12.79            $12.21         34,754    2018
                                                                         10.20             12.79         48,718    2017
                                                                         10.35             10.20         57,402    2016
                                                                         10.02             10.35         67,979    2015
                                                                          9.04             10.02         71,913    2014
                                                                          7.07              9.04         80,014    2013
                                                                          6.08              7.07         88,389    2012
                                                                          6.55              6.08         96,656    2011
                                                                          5.83              6.55        132,415    2010
                                                                          4.36              5.83        153,187    2009
-----------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Aggressive Growth Portfolio -- Class II          $32.01            $28.76         10,833    2018
                                                                         28.07             32.01         14,484    2017
                                                                         28.29             28.07         29,029    2016
                                                                         29.35             28.29        180,673    2015
                                                                         24.86             29.35        348,518    2014
                                                                         17.16             24.86        116,504    2013
                                                                         14.74             17.16          6,100    2012
                                                                         14.68             14.74          5,907    2011
                                                                         11.97             14.68         15,445    2010
                                                                          9.08             11.97         16,127    2009
-----------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Dividend Strategy Portfolio -- Class II          $17.21            $16.07         68,322    2018
                                                                         14.71             17.21         85,476    2017
                                                                         13.04             14.71         70,970    2016
                                                                         13.88             13.04         18,545    2015
                                                                         12.44             13.88         19,163    2014
                                                                         10.07             12.44         14,981    2013
                                                                          8.98             10.07         45,033    2012
                                                                          8.48              8.98         32,162    2011
                                                                          7.70              8.48         32,457    2010
                                                                          6.38              7.70              0    2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  ClearBridge Variable Large Cap Value Portfolio -- Class I                $11.88            $10.64         28,741    2018
                                                                            10.52             11.88         30,289    2017
                                                                             9.47             10.52         39,878    2016
                                                                             9.92              9.47         41,295    2015
                                                                            10.00              9.92        279,737    2014
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                    $18.43            $17.08         30,547    2018
                                                                            15.24             18.43         34,746    2017
                                                                            14.31             15.24         36,469    2016
                                                                            14.56             14.31         40,787    2015
                                                                            13.38             14.56         53,791    2014
                                                                            10.33             13.38         65,633    2013
                                                                             8.85             10.33        106,961    2012
                                                                             9.22              8.85        131,430    2011
                                                                             8.46              9.22        160,815    2010
                                                                             6.80              8.46        188,711    2009
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                      $18.94            $18.30         46,093    2018
                                                                            15.25             18.94         90,754    2017
                                                                            14.26             15.25         55,485    2016
                                                                            14.83             14.26         67,760    2015
                                                                            16.30             14.83         81,858    2014
                                                                            11.74             16.30        271,432    2013
                                                                             9.88             11.74        196,707    2012
                                                                            11.23              9.88        215,884    2011
                                                                             8.41             11.23        256,840    2010
                                                                             5.25              8.41        260,497    2009
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $20.90            $19.34         19,360    2018
                                                                            18.98             20.90         23,768    2017
                                                                            17.74             18.98         41,103    2016
                                                                            18.16             17.74         27,475    2015
                                                                            17.06             18.16         30,532    2014
                                                                            14.62             17.06         28,404    2013
                                                                            13.41             14.62         25,942    2012
                                                                            13.43             13.41         24,513    2011
                                                                            12.46             13.43         19,704    2010
                                                                            10.77             12.46         17,874    2009
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                          $25.31            $25.08         54,342    2018
                                                                            22.49             25.31         59,112    2017
                                                                            20.56             22.49        101,174    2016
                                                                            24.54             20.56        113,132    2015
                                                                            22.20             24.54        126,881    2014
                                                                            18.79             22.20        151,413    2013
                                                                            16.88             18.79        168,593    2012
                                                                            16.12             16.88        199,452    2011
                                                                            14.45             16.12        219,426    2010
                                                                            11.06             14.45        270,833    2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.72            $12.58         75,737    2018
                                                                            10.10             12.72        115,033    2017
                                                                             9.71             10.10        132,319    2016
                                                                            10.00              9.71        114,273    2015
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares             $24.46            $22.61          4,285    2018
                                                                          19.67             24.46          4,540    2017
                                                                          20.50             19.67          4,671    2016
                                                                          20.20             20.50          9,126    2015
                                                                          17.85             20.20          9,784    2014
                                                                          14.03             17.85         11,181    2013
                                                                          12.54             14.03         13,111    2012
                                                                          12.93             12.54         14,331    2011
                                                                          12.05             12.93         19,273    2010
                                                                           8.51             12.05         30,472    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Conservative Balanced Fund/VA -- Service Shares            $12.68            $11.77         80,489    2018
                                                                          11.84             12.68         73,122    2017
                                                                          11.47             11.84         73,906    2016
                                                                          11.60             11.47         27,614    2015
                                                                          10.93             11.60         28,088    2014
                                                                           9.85             10.93         32,343    2013
                                                                           8.94              9.85         35,902    2012
                                                                           9.06              8.94         35,763    2011
                                                                           8.18              9.06         36,915    2010
                                                                           6.84              8.18         37,853    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares         $27.32            $25.16         49,097    2018
                                                                          21.63             27.32         50,806    2017
                                                                          21.56             21.63         34,097    2016
                                                                          20.62             21.56         33,120    2015
                                                                          19.88             20.62          2,784    2014
                                                                          14.91             19.88          3,450    2013
                                                                          13.06             14.91          3,440    2012
                                                                          13.17             13.06          3,549    2011
                                                                          10.54             13.17          3,770    2010
                                                                           8.11             10.54          2,618    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Fund/VA -- Service Shares                           $22.49            $19.14        124,522    2018
                                                                          16.78             22.49        234,932    2017
                                                                          17.10             16.78        163,985    2016
                                                                          16.78             17.10        326,992    2015
                                                                          16.72             16.78        250,253    2014
                                                                          13.40             16.72        284,661    2013
                                                                          11.27             13.40        266,587    2012
                                                                          12.53             11.27        342,451    2011
                                                                          11.02             12.53        409,865    2010
                                                                           8.04             11.02        453,701    2009
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                      $17.55            $15.85         97,922    2018
                                                                          15.31             17.55        107,683    2017
                                                                          13.99             15.31        136,070    2016
                                                                          13.80             13.99        176,062    2015
                                                                          12.72             13.80        204,800    2014
                                                                           9.84             12.72        229,023    2013
                                                                           8.59              9.84        258,610    2012
                                                                           8.76              8.59        492,178    2011
                                                                           7.70              8.76        390,646    2010
                                                                           6.12              7.70        417,948    2009
------------------------------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares              $36.73            $32.30         10,591    2018
                                                                               32.80             36.73         31,466    2017
                                                                               28.36             32.80         43,402    2016
                                                                               30.72             28.36         20,899    2015
                                                                               27.99             30.72         50,159    2014
                                                                               20.25             27.99        102,491    2013
                                                                               17.51             20.25         35,587    2012
                                                                               18.24             17.51        103,397    2011
                                                                               15.08             18.24         54,348    2010
                                                                               11.21             15.08         88,486    2009
-----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                 $15.11            $14.04         14,363    2018
                                                                               13.56             15.11         22,115    2017
                                                                               12.22             13.56         19,172    2016
                                                                               13.68             12.22         25,677    2015
                                                                               13.86             13.68         30,783    2014
                                                                               14.08             13.86         42,270    2013
                                                                               12.48             14.08        414,255    2012
                                                                               12.45             12.48         39,125    2011
                                                                               11.21             12.45        345,272    2010
                                                                                9.39             11.21         72,901    2009
-----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                         $22.15            $21.20         95,109    2018
                                                                               21.14             22.15        105,773    2017
                                                                               19.12             21.14        168,271    2016
                                                                               19.78             19.12        218,209    2015
                                                                               19.47             19.78        293,527    2014
                                                                               18.73             19.47        336,075    2013
                                                                               16.67             18.73        330,634    2012
                                                                               16.41             16.67        323,765    2011
                                                                               14.59             16.41        502,076    2010
                                                                               10.58             14.59        671,421    2009
-----------------------------------------------------------------------------------------------------------------------------
  International Bond Portfolio (U.S. Dollar Hedged) -- Administrative
   Class Shares                                                               $19.27            $19.35         16,952    2018
                                                                               19.08             19.27         18,077    2017
                                                                               18.23             19.08         28,424    2016
                                                                               18.49             18.23         31,219    2015
                                                                               16.92             18.49         37,334    2014
                                                                               17.13             16.92         39,088    2013
                                                                               15.72             17.13         41,232    2012
                                                                               14.98             15.72         38,791    2011
                                                                               14.04             14.98         32,491    2010
                                                                               12.36             14.04         43,860    2009
-----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares          $26.17            $25.11         46,649    2018
                                                                               24.43             26.17         50,513    2017
                                                                               24.69             24.43         79,771    2016
                                                                               25.47             24.69         87,046    2015
                                                                               20.89             25.47        106,590    2014
                                                                               24.41             20.89        137,129    2013
                                                                               23.78             24.41        162,100    2012
                                                                               18.93             23.78        218,110    2011
                                                                               17.25             18.93        246,330    2010
                                                                               18.35             17.25        328,862    2009
-----------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.97            $11.80         283,423   2018
                                                                 12.01             11.97         221,718   2017
                                                                 12.05             12.01         222,010   2016
                                                                 12.22             12.05         170,756   2015
                                                                 12.33             12.22         112,258   2014
                                                                 12.56             12.33         119,849   2013
                                                                 12.07             12.56         317,558   2012
                                                                 12.14             12.07         290,485   2011
                                                                 11.73             12.14         324,859   2010
                                                                 10.53             11.73         295,940   2009
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $19.30            $18.87         349,635   2018
                                                                 18.72             19.30         438,673   2017
                                                                 18.54             18.72         508,466   2016
                                                                 18.78             18.54         600,285   2015
                                                                 18.32             18.78         685,708   2014
                                                                 19.01             18.32         818,033   2013
                                                                 17.65             19.01       1,039,867   2012
                                                                 17.33             17.65       1,143,366   2011
                                                                 16.30             17.33       1,385,004   2010
                                                                 14.54             16.30       1,704,680   2009
---------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $35.20            $32.62           2,870   2018
                                                                 27.60             35.20           3,802   2017
                                                                 27.73             27.60           4,146   2016
                                                                 26.65             27.73           5,734   2015
                                                                 25.41             26.65           5,934   2014
                                                                 19.98             25.41           7,377   2013
                                                                 18.38             19.98           7,828   2012
                                                                 19.58             18.38          13,722   2011
                                                                 18.55             19.58          64,914   2010
                                                                 11.99             18.55          93,519   2009
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $34.50            $33.51          24,329   2018
                                                                 25.78             34.50          24,963   2017
                                                                 26.57             25.78          19,679   2016
                                                                 24.34             26.57          30,978   2015
                                                                 22.60             24.34           6,194   2014
                                                                 16.77             22.60           6,927   2013
                                                                 14.74             16.77           7,179   2012
                                                                 15.01             14.74          16,056   2011
                                                                 13.70             15.01           2,250   2010
                                                                  9.77             13.70           2,464   2009
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $13.92            $11.16          25,622   2018
                                                                 14.23             13.92          25,628   2017
                                                                 11.60             14.23          28,573   2016
                                                                 16.58             11.60          29,350   2015
                                                                 21.04             16.58          33,186   2014
                                                                 19.50             21.04          41,237   2013
                                                                 20.43             19.50          50,357   2012
                                                                 25.77             20.43          50,116   2011
                                                                 20.56             25.77         108,433   2010
                                                                 11.86             20.56         202,732   2009
---------------------------------------------------------------------------------------------------------------

                                                                                              Number of
                                                            Accumulation      Accumulation  Accumulation
                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                              Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
--------------------------------------------------------------------------------------------------------------
  NASDAQ -- 100(R) Fund                                        $10.72            $10.34          11,706   2018
                                                                 8.31             10.72          33,218   2017
                                                                 7.98              8.31         212,306   2016
                                                                 7.50              7.98         656,198   2015
                                                                 6.50              7.50          60,181   2014
                                                                 4.91              6.50          66,962   2013
                                                                 4.28              4.91          65,760   2012
                                                                 4.26              4.28         187,773   2011
                                                                 3.66              4.26         117,507   2010
                                                                 2.45              3.66         194,926   2009
--------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
--------------------------------------------------------------------------------------------------------------
  Income V.I.S. Fund -- Class 1 Shares                         $13.47            $13.05          42,550   2018
                                                                13.27             13.47          50,449   2017
                                                                13.11             13.27          64,753   2016
                                                                13.39             13.11          85,463   2015
                                                                12.96             13.39          97,501   2014
                                                                13.36             12.96         109,629   2013
                                                                12.86             13.36         109,884   2012
                                                                12.21             12.86         135,847   2011
                                                                11.54             12.21         160,748   2010
                                                                10.88             11.54         187,403   2009
--------------------------------------------------------------------------------------------------------------
  Premier Growth Equity V.I.S. Fund -- Class 1 Shares          $20.25            $19.37          76,615   2018
                                                                16.05             20.25          90,107   2017
                                                                15.93             16.05         114,138   2016
                                                                15.69             15.93         127,457   2015
                                                                13.99             15.69         144,185   2014
                                                                10.55             13.99         176,918   2013
                                                                 8.88             10.55         195,151   2012
                                                                 8.99              8.88         286,674   2011
                                                                 8.20              8.99         324,170   2010
                                                                 6.01              8.20         403,081   2009
--------------------------------------------------------------------------------------------------------------
  Real Estate Securities V.I.S. Fund -- Class 1 Shares         $38.21            $35.41          12,839   2018
                                                                36.72             38.21          16,292   2017
                                                                34.59             36.72          36,444   2016
                                                                33.65             34.59          34,672   2015
                                                                25.95             33.65          39,621   2014
                                                                25.73             25.95          47,960   2013
                                                                22.41             25.73          51,657   2012
                                                                20.76             22.41          51,154   2011
                                                                16.37             20.76          56,044   2010
                                                                12.27             16.37          61,602   2009
--------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index V.I.S. Fund -- Class 1 Shares               $18.08            $16.93         203,852   2018
                                                                15.14             18.08         242,403   2017
                                                                13.80             15.14         322,059   2016
                                                                13.89             13.80         395,726   2015
                                                                12.47             13.89         482,217   2014
                                                                 9.61             12.47         548,343   2013
                                                                 8.45              9.61         715,879   2012
                                                                 8.45              8.45         850,118   2011
                                                                 7.49              8.45       1,050,095   2010
                                                                 6.03              7.49       1,288,651   2009
--------------------------------------------------------------------------------------------------------------

                                                                                        Number of
                                                      Accumulation      Accumulation  Accumulation
                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                        Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------
  Small-Cap Equity V.I.S. Fund -- Class 1 Shares         $34.10            $30.27         50,642    2018
                                                          30.78             34.10         96,654    2017
                                                          25.30             30.78        141,702    2016
                                                          26.84             25.30        127,315    2015
                                                          26.31             26.84        143,546    2014
                                                          19.55             26.31        157,082    2013
                                                          17.36             19.55        175,888    2012
                                                          17.13             17.36        226,516    2011
                                                          13.67             17.13        274,431    2010
                                                          10.62             13.67        321,880    2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares             $19.28            $17.75         66,171    2018
                                                          16.97             19.28         99,211    2017
                                                          16.23             16.97        115,060    2016
                                                          16.70             16.23        145,921    2015
                                                          16.13             16.70        156,870    2014
                                                          14.28             16.13        158,406    2013
                                                          12.91             14.28        139,222    2012
                                                          13.51             12.91        167,474    2011
                                                          12.54             13.51        183,779    2010
                                                          10.56             12.54        217,251    2009
--------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares             $14.42            $13.24         38,501    2018
                                                          12.73             14.42         37,841    2017
                                                          12.20             12.73         39,312    2016
                                                          12.58             12.20         37,391    2015
                                                          12.18             12.58         16,292    2014
                                                          10.81             12.18         17,137    2013
                                                           9.80             10.81         18,476    2012
                                                          10.29              9.80         19,197    2011
                                                           9.57             10.29         21,521    2010
                                                           8.07              9.57         22,207    2009
--------------------------------------------------------------------------------------------------------
  U.S. Equity V.I.S. Fund -- Class 1 Shares              $18.78            $17.83         80,561    2018
                                                          15.93             18.78        104,889    2017
                                                          14.83             15.93        116,532    2016
                                                          15.44             14.83        181,177    2015
                                                          13.93             15.44        169,473    2014
                                                          10.58             13.93        187,660    2013
                                                           9.29             10.58        223,306    2012
                                                           9.74              9.29        252,132    2011
                                                           8.98              9.74        346,856    2010
                                                           6.94              8.98        402,416    2009
--------------------------------------------------------------------------------------------------------
Wells Fargo Variable Trust
--------------------------------------------------------------------------------------------------------
  Wells Fargo VT Omega Growth Fund -- Class 2            $25.30            $24.94         55,016    2018
                                                          19.12             25.30         56,774    2017
                                                          19.35             19.12          4,544    2016
                                                          19.43             19.35          4,802    2015
                                                          19.03             19.43          5,133    2014
                                                          13.84             19.03          7,220    2013
                                                          11.69             13.84          6,694    2012
                                                          12.59             11.69        122,453    2011
                                                          10.00             12.59         15,410    2010
--------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


                                                                                                                 Page
The Company.....................................................................................................  B-3

The Separate Account............................................................................................  B-4

Additional Information About the Guarantee Account..............................................................  B-4

The Contracts...................................................................................................  B-4
   Transfer of Annuity Units....................................................................................  B-4
   Net Investment Factor........................................................................................  B-4

Termination of Participation Agreements.........................................................................  B-4

Calculation of Performance Data.................................................................................  B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio......................................  B-5
   Other Subaccounts............................................................................................  B-7
   Other Performance Data.......................................................................................  B-7

Tax Matters.....................................................................................................  B-8
   Taxation of Genworth Life and Annuity Insurance Company......................................................  B-8
   IRS Required Distributions...................................................................................  B-8

General Provisions..............................................................................................  B-8
   Using the Contracts as Collateral............................................................................  B-8
   The Beneficiary..............................................................................................  B-9
   Non-Participating............................................................................................  B-9
   Misstatement of Age or Gender................................................................................  B-9
   Incontestability.............................................................................................  B-9
   Statement of Values..........................................................................................  B-9
   Trust as Owner or Beneficiary................................................................................  B-9
   Written Notice...............................................................................................  B-9

Legal Developments Regarding Employment-Related Benefit Plans...................................................  B-9

Regulation of Genworth Life and Annuity Insurance Company.......................................................  B-9

Experts.........................................................................................................  B-9

Financial Statements............................................................................................ B-10


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (RetireReady/SM/ Choice) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                 Genworth Life & Annuity VA Separate Account 1
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                                 Home Office:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------


This prospectus, dated May 1, 2019, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued prior to May 1, 2003, or prior to the date on which state insurance authorities approve applicable contract modifications. The contract may be issued to individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Foundation" in our marketing materials. This contract (Foundation) is no longer offered or sold.


This prospectus describes all material features and benefits of the contract and provides details about Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AB Variable Products Series Fund, Inc.:
AB Balanced Wealth Strategy Portfolio -- Class B
AB Growth and Income Portfolio -- Class B
AB Large Cap Growth Portfolio -- Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund -- Series I shares
Invesco V.I. Global Real Estate Fund -- Series II shares

American Century Variable Portfolios, Inc.:
VP Income & Growth Fund -- Class I
VP International Fund -- Class I
VP Ultra(R) Fund -- Class I
VP Value Fund -- Class I

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

Deutsche Variable Series I:
Deutsche Capital Growth VIP -- Class B Shares

Deutsche Variable Series II:
Deutsche CROCI(R) U.S. VIP -- Class B Shares
Deutsche Small Mid Cap Value VIP -- Class B Shares

Dreyfus:
Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Government Money Market Portfolio
The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares/1/

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund

Fidelity(R) Variable Insurance Products Fund:
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2

/1/ The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares will only be available to contracts purchased through particular financial institutions or brokerage firms effective May 1, 2003.

Franklin Templeton Variable Insurance Products Trust:

Franklin Allocation VIP Fund -- Class 2 Shares (formerly, Franklin Founding
  Funds Allocation VIP Fund -- Class 2 Shares)

Franklin Income VIP Fund -- Class 2 Shares
Franklin Large Cap Growth VIP Fund -- Class 2 Shares
Franklin Mutual Shares VIP Fund -- Class 2 Shares
Templeton Foreign VIP Fund -- Class 2 Shares
Templeton Growth VIP Fund -- Class 2 Shares

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1 JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1 JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1 JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1

MFS(R) Variable Insurance Trust:
MFS(R) Total Return Series -- Service Class Shares

MFS(R) Variable Insurance Trust II:
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares MFS(R) Strategic Income Portfolio -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA -- Service Shares

Oppenheimer Main Street Fund(R)/VA -- Service Shares

Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares

PIMCO Variable Insurance Trust:
High Yield Portfolio -- Administrative Class Shares
Low Duration Portfolio -- Administrative Class Shares

State Street Variable Insurance Series Funds, Inc.:
Total Return V.I.S. Fund -- Class 1 Shares/1/
Total Return V.I.S. Fund -- Class 3 Shares/1/

Not all of these Portfolios may be available in all states or in all markets.


Beginning on January 1, 2021, we will no longer send you paper copies of shareholder reports for the Portfolios of the Funds offered under the contract ("Reports") unless you specifically request paper copies from us. Instead, the Reports will be made available on a website. We will notify you by mail each time a Report is posted. The notice will provide website links to access the Reports as well as instructions for requesting paper copies. If you wish to continue to receive Reports in paper free of charge from us, please call (800) 352-9910. Your election to receive Reports in paper will apply to all underlying Funds and Portfolios available under your contract.

If you have already elected to receive Reports electronically, you will not be affected by this change and you need not take any action. If you wish to receive the Reports and other disclosure documents from us electronically, please contact us at (800) 352-9910 or visit genworth.com to register.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and, if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

/1/ The Subaccount invests in Class 1 shares of the Total Return V.I.S. Fund for contracts issued before May 1, 2006. Class 1 shares of the Total Return V.I.S. Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return V.I.S. Fund for contracts issued on or after May 1, 2006.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2019, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:


                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


Definitions.....................................................................   6

Fee Tables......................................................................   7
   Examples.....................................................................   9

Synopsis........................................................................   9

Condensed Financial Information.................................................  11

The Company.....................................................................  12

Financial Condition of the Company..............................................  12

The Separate Account............................................................  13
   The Portfolios...............................................................  13
   Subaccounts..................................................................  15
   Voting Rights................................................................  19
   Asset Allocation Program.....................................................  20

The Guarantee Account...........................................................  27

Charges and Other Deductions....................................................  28
   Transaction Expenses.........................................................  28
       Surrender Charge.........................................................  28
       Exceptions to the Surrender Charge.......................................  29
   Deductions from the Separate Account.........................................  29
   Other Charges................................................................  29

The Contract....................................................................  30
   Ownership....................................................................  31
   Assignment...................................................................  31
   Purchase Payments............................................................  31
   Valuation Day and Valuation Period...........................................  32
   Allocation of Purchase Payments..............................................  32
   Valuation of Accumulation Units..............................................  32

Transfers.......................................................................  33
   Transfers Before the Annuity Commencement Date...............................  33
   Transfers from the Guarantee Account to the Subaccounts......................  33
   Transfers from the Subaccounts to the Guarantee Account......................  33
   Transfers Among the Subaccounts..............................................  33
   Telephone/Internet Transactions..............................................  34
   Confirmation of Transactions.................................................  34
   Special Note on Reliability..................................................  35
   Transfers by Third Parties...................................................  35
   Special Note on Frequent Transfers...........................................  35
   Dollar Cost Averaging Program................................................  37
   Defined Dollar Cost Averaging Program........................................  37
   Portfolio Rebalancing Program................................................  38
   Guarantee Account Interest Sweep Program.....................................  38

Surrenders and Partial Withdrawals..............................................  39
   Surrenders and Partial Withdrawals...........................................  39
   Restrictions on Distributions From Certain Contracts.........................  40
   Systematic Withdrawal Program................................................  40
   Annuity Cross Funding Program................................................  41

The Death Benefit...............................................................  43
   Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date.  43
   Optional Death Benefit.......................................................  44
   Optional Enhanced Death Benefit..............................................  45
   When We Calculate the Death Benefit..........................................  46
   Death of an Owner or Joint Owner Before the Annuity Commencement Date........  46
   Death of Owner, Joint Owner, or Annuitant On or After the Annuity
     Commencement Date..........................................................  48

Income Payments.................................................................  48
   Income Payments and the Annuity Commencement Date............................  48
   Optional Payment Plans.......................................................  50
   Variable Income Payments.....................................................  51
   Transfers After the Annuity Commencement Date................................  51

Tax Matters.....................................................................  51
   Introduction.................................................................  51
   Taxation of Non-Qualified Contracts..........................................  52
   Section 1035 Exchanges.......................................................  54
   Qualified Retirement Plans...................................................  55
   Federal Income Tax Withholding...............................................  59
   State Income Tax Withholding.................................................  59
   Tax Status of the Company....................................................  59
   Federal Estate, Gift and Generation-Skipping Transfer Taxes..................  59
   Definition of Spouse Under Federal Law.......................................  60
   Annuity Purchases by Residents of Puerto Rico................................  60
   Annuity Purchases by Nonresident Aliens and Foreign Corporations.............  60
   Foreign Tax Credits..........................................................  60
   Changes in the Law...........................................................  60

Requesting Payments.............................................................  60

Sale of the Contracts...........................................................  61

Additional Information..........................................................  62
   Owner Questions..............................................................  62
   Return Privilege.............................................................  62
   State Regulation.............................................................  63
   Evidence of Death, Age, Gender, Marital Status or Survival...................  63
   Records and Reports..........................................................  63
   Other Information............................................................  63
   Unclaimed Property...........................................................  63
   Cybersecurity................................................................  63
   Legal Proceedings............................................................  64

Appendix A -- The Death Benefit................................................. A-1

Appendix B -- Condensed Financial Information................................... B-1

Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

Funding Annuity -- This variable deferred annuity issued by Genworth Life and Annuity Insurance Company; this contract becomes a Funding Annuity when it is purchased on the same date as a Scheduled Purchase Payment Variable Deferred Annuity Contract issued by Genworth Life and Annuity Insurance Company. The assets of this Funding Annuity are withdrawn and immediately allocated to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other separate account of the Company.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

Separate Account -- Genworth Life & Annuity VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Home Office, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
---------------------------------------------------------------------------------------------------
Surrender Charge (as a percentage of purchase      Number of Completed      Surrender Charge
 payments partially withdrawn or surrendered)      Years Since We Received  as a Percentage of the
                                                   the Purchase Payment     Purchase Payment
                                                                            Partially Withdrawn or
                                                                            Surrendered/1,2/
                                                   ------------------------------------------------
                                                             0                       6%
                                                             1                       6%
                                                             2                       6%
                                                             3                       6%
                                                             4                       5%
                                                             5                       4%
                                                         6 or more                   0%
---------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/3 /
---------------------------------------------------------------------------------------------------

/1/A surrender charge is not assessed on any amounts representing gain. In addition, you may withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/Any partial withdrawals that are immediately allocated to a Scheduled
   Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio
 Expenses
------------------------------------------------------------------------------------------
Annual Contract Charge                                     $30.00/1/
------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
------------------------------------------------------------------------------------------
                                                 Annuitant            Either Annuitant
                                         (Joint Annuitant, if any)   Over Age 70 at Issue
                                         Age 70 or Younger at Issue
                                         -------------------------------------------------
 Mortality and Expense Risk Charge                 1.35%                    1.55%
------------------------------------------------------------------------------------------
 Administrative Expense Charge                               0.15%
------------------------------------------------------------------------------------------
Optional Benefits (as a percentage of your Contract Value at the time the charge is taken)/2/
------------------------------------------------------------------------------------------
 Optional Death Benefit Rider                               0.25%/3/
------------------------------------------------------------------------------------------
 Optional Enhanced Death Benefit Rider                      0.35%/4/
------------------------------------------------------------------------------------------
                                                 Annuitant            Either Annuitant
                                         (Joint Annuitant, if any)   Over Age 70 at Issue
                                         Age 70 or Younger at Issue
                                         -------------------------------------------------
Maximum Total Separate Account Annual
 Expenses/5/                                       2.10%                    2.30%
------------------------------------------------------------------------------------------

/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/All charges for the optional benefits are taken in arrears on each contract anniversary and at the time the contract is surrendered.

/3/The charge is based on the Contract Value at the time the charge is assessed.

/4/The charge is based on your average Contract Value for the prior contract year. Currently we deduct 0.20% of your average Contract Value for the prior contract year.

/5/The Maximum Total Separate Account Annual Expenses assume that the owner elects the Optional Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional rider is elected, or if no options are elected, the total Separate Account Annual Expenses would be lower.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios for the year ended December 31, 2018. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.58%   1.37%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2018, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.58% and 1.26%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected the Optional Enhanced Death Benefit Rider and the Optional Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $948       $1,776      $2,525       $4,205

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $310       $1,124      $1,954       $4,105

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $402       $1,217      $2,050       $4,205

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account Annual Expenses of 1.70% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a maximum charge of 0.35% for the Optional Enhanced Death Benefit Rider (deducted annually as a percentage of the prior contract year's Contract Value); and

  . a charge of 0.25% for the Optional Death Benefit Rider (deducted annually as a percentage of the Contract Value).

If one or all of the available rider options are not elected, the expense figures shown above would be lower.

SYNOPSIS

What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract or a portion thereof), we will convert all or a portion of the contract being annuitized from Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess annual charges in the aggregate at an effective annual rate of 1.50% (1.70% for contracts where either Annuitant is older than age 70 at the time the contract is issued) against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.35% (1.55% for contracts where either Annuitant is older than age 70 at the time the contract is issued). There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed. We also charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees, or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These other contracts have different charges and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 352-9910.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement

Date provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary. See "The Death Benefit" provision of this prospectus.

May I transfer assets among Subaccounts and to and from the Guarantee
Account? Yes, however there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. Transfers among the Subaccounts, as well as to and from the Guarantee Account, may be subject to certain restrictions. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions of this prospectus.

May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus for more information.

Do I get a free look at this contract? Yes, you have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to their allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Home Office. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See the "The Contract -- Allocation of Purchase Payments" provision of this prospectus.

Are there any risks to purchasing one of the death benefit rider options? Guaranteed benefits provided under the death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.

THE COMPANY

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states, the District of Columbia and Bermuda. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is indirectly owned by Genworth Financial, Inc., a public company.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in the persistent low interest environment of the past decade, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue (or have issued) other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.


How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of

Additional Information is available on our website at www.genworth.com or on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate purchase payments. You may currently change your future purchase payment allocation without penalty or charges. In addition, there are limitations on the number of transfers that may be made each contract year. See the "Transfers" provision for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

Certain Portfolios may invest substantially all of their assets in portfolios of other funds. As a result, you will pay fees and expenses at both portfolio levels. This will reduce your investment return. These arrangements are referred to as "funds of funds" or "master-feeder funds." Funds of funds or master-feeder structures may have higher expenses than Portfolios that invest directly in debt or equity securities.

Certain Portfolios may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets. The cost of these hedging strategies could limit the upside participation of the Portfolio in rising equity markets relative to other Portfolios. You should consult with your registered representative to determine which combination of investment choices is appropriate for you.

Before choosing a Subaccount to which you will allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 352-9910, or writing us at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com, hover over "Customer Service" and then click on "Prospectuses." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time.

                                                                                        Adviser (and Sub-Adviser(s),
                             Subaccount Investing In            Investment Objective          as applicable)
                             -------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS         AB Balanced Wealth Strategy        Seeks to achieve     AllianceBernstein, L.P.
SERIES FUND, INC.            Portfolio -- Class B               the highest total
                                                                return consistent
                                                                with the Adviser's
                                                                determination of
                                                                reasonable risk.
                             -------------------------------------------------------------------------------------------
                             AB Growth and Income               Long-term growth of  AllianceBernstein, L.P.
                             Portfolio -- Class B               capital.
                             -------------------------------------------------------------------------------------------
                             AB Large Cap Growth                Long-term growth of  AllianceBernstein, L.P.
                             Portfolio -- Class B               capital.
                             -------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE       Invesco V.I. American Franchise    To seek capital      Invesco Advisers, Inc.
FUNDS (INVESCO VARIABLE      Fund -- Series I shares            growth.
INSURANCE FUNDS)
                             -------------------------------------------------------------------------------------------
                             Invesco V.I. Global Real Estate    Total return         Invesco Advisers, Inc. (subadvised
                             Fund -- Series II shares           through growth of    by Invesco Asset Management
                                                                capital and current  Limited)
                                                                income.
                             -------------------------------------------------------------------------------------------
AMERICAN CENTURY             VP Income & Growth Fund --         The fund seeks       American Century Investment
VARIABLE PORTFOLIOS, INC.    Class I                            capital growth by    Management, Inc.
                                                                investing in common
                                                                stock. Income is a
                                                                secondary objective.
                             -------------------------------------------------------------------------------------------
                             VP International Fund -- Class I   The fund seeks       American Century Investment
                                                                capital growth.      Management, Inc.
                             -------------------------------------------------------------------------------------------
                             VP Ultra(R) Fund -- Class I        The fund seeks       American Century Investment
                                                                long-term capital    Management, Inc.
                                                                growth.
                             -------------------------------------------------------------------------------------------
                             VP Value Fund -- Class I           The fund seeks       American Century Investment
                                                                long-term capital    Management, Inc.
                                                                growth. Income is a
                                                                secondary objective.
                             -------------------------------------------------------------------------------------------
AMERICAN CENTURY             VP Inflation Protection Fund --    The fund pursues     American Century Investment
VARIABLE PORTFOLIOS II,      Class II                           long-term total      Management, Inc.
INC.                                                            return using a
                                                                strategy that seeks
                                                                to protect against
                                                                U.S. inflation.
                             -------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE SERIES I   Deutsche Capital Growth VIP --     The fund seeks to    Deutsche Investment Management
                             Class B Shares                     provide long-term    Americas Inc.
                                                                growth of capital.
                             -------------------------------------------------------------------------------------------
DEUTSCHE VARIABLE SERIES II  Deutsche CROCI(R) U.S. VIP --      Seeks to achieve a   Deutsche Investment Management
                             Class B Shares                     high rate of total   Americas Inc.
                                                                return.
                             -------------------------------------------------------------------------------------------
                             Deutsche Small Mid Cap Value       Seeks long-term      Deutsche Investment Management
                             VIP -- Class B Shares              capital              Americas Inc.
                                                                appreciation.
                             -------------------------------------------------------------------------------------------
DREYFUS                      Dreyfus Investment Portfolios      The fund seeks       The Dreyfus Corporation
                             MidCap Stock Portfolio -- Initial  investment results
                             Shares                             that are greater
                                                                than the total
                                                                return performance
                                                                of publicly traded
                                                                common stocks of
                                                                medium-size
                                                                domestic companies
                                                                in the aggregate,
                                                                as represented by
                                                                the Standard &
                                                                Poor's MidCap
                                                                400(R) Index.
                             -------------------------------------------------------------------------------------------
                             Dreyfus Variable Investment        The fund seeks as    The Dreyfus Corporation
                             Fund -- Government Money           high a level of
                             Market Portfolio/1/                current income as
                                                                is consistent with
                                                                the preservation of
                                                                capital and the
                                                                maintenance of
                                                                liquidity.
                             -------------------------------------------------------------------------------------------


                    /1/ There can be no assurance that the Government Money
                        Market Portfolio will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Government Money Market Portfolio may become extremely low and possibly negative.

                                                                                               Adviser (and Sub-Adviser(s),
                         Subaccount Investing In                 Investment Objective                 as applicable)
                         -------------------------------------------------------------------------------------------------------
                         The Dreyfus Sustainable U.S.        The fund seeks long-term       The Dreyfus Corporation
                         Equity Portfolio, Inc. -- Initial   capital appreciation.          (subadvised by Newton Investment
                         Shares                                                             Management (North America)
                                                                                            Limited)
                         -------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE     VT Floating-Rate Income Fund        To provide a high level of     Eaton Vance Management
TRUST                                                        current income.
                         -------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP Contrafund(R) Portfolio --      Seeks long-term capital        Fidelity Management & Research
INSURANCE PRODUCTS FUND  Service Class 2                     appreciation.                  Company (FMR) (subadvised by
                                                                                            FMR Co., Inc. (FMRC), Fidelity
                                                                                            Research & Analysis Company
                                                                                            (FRAC), Fidelity Management &
                                                                                            Research (U.K.) Inc. (FMR U.K.),
                                                                                            Fidelity International Investment
                                                                                            Advisors (FIIA), Fidelity
                                                                                            International Investment Advisors
                                                                                            (U.K.) Limited (FIIA(U.K.)L), and
                                                                                            Fidelity Investments Japan Limited
                                                                                            (FIJ))
                         -------------------------------------------------------------------------------------------------------
                         VIP Equity-Income Portfolio --      Seeks reasonable income. The   FMR (subadvised by FMRC, FRAC,
                         Service Class 2                     fund will also consider the    FMR U.K., FIIA, FIIA(U.K.)L, and
                                                             potential for capital          FIJ)
                                                             appreciation. The fund's goal
                                                             is to achieve a yield which
                                                             exceeds the composite yield
                                                             on the securities comprising
                                                             the S&P 500(R) Index.
                         -------------------------------------------------------------------------------------------------------
                         VIP Mid Cap Portfolio --            Seeks long-term growth of      FMR (subadvised by FMRC, FRAC,
                         Service Class 2                     capital.                       FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                                            FIJ)
                         -------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON       Franklin Allocation VIP Fund --     Seeks capital appreciation,    Franklin Advisers, Inc. (subadvised
VARIABLE INSURANCE       Class 2 Shares (formerly, Franklin  with income as a secondary     by Franklin Templeton Institutional
PRODUCTS TRUST           Founding Funds Allocation VIP       goal.                          LLC and Templeton Global Advisors
                         Fund -- Class 2 Shares)                                            Limited)
                         -------------------------------------------------------------------------------------------------------
                         Franklin Income VIP Fund --         Seeks to maximize income       Franklin Advisers, Inc.
                         Class 2 Shares                      while maintaining prospects
                                                             for capital appreciation.
                                                             Under normal market
                                                             conditions, the fund invests
                                                             in a diversified portfolio of
                                                             debt and equity securities.
                         -------------------------------------------------------------------------------------------------------
                         Franklin Large Cap Growth VIP       Seeks capital appreciation.    Franklin Advisers, Inc.
                         Fund -- Class 2 Shares              The fund normally invests at
                                                             least 80% of its net assets
                                                             in investments of large
                                                             capitalization companies.
                         -------------------------------------------------------------------------------------------------------
                         Franklin Mutual Shares VIP          Seeks capital appreciation,    Franklin Mutual Advisers, LLC
                         Fund -- Class 2 Shares              with income as a secondary
                                                             goal. The fund normally
                                                             invests primarily in U.S. and
                                                             foreign equity securities
                                                             that the manager believes are
                                                             undervalued.
                         -------------------------------------------------------------------------------------------------------
                         Templeton Foreign VIP Fund --       Seeks long-term capital        Templeton Investment Counsel, LLC
                         Class 2 Shares                      growth. The fund normally
                                                             invests at least 80% of its
                                                             net assets in investments of
                                                             issuers located outside the
                                                             U.S., including those in
                                                             emerging markets.
                         -------------------------------------------------------------------------------------------------------

                                                                                                Adviser (and Sub-Adviser(s),
                           Subaccount Investing In                Investment Objective                as applicable)
                           -----------------------------------------------------------------------------------------------------
                           Templeton Growth VIP Fund --       Seeks long-term capital        Templeton Global Advisors Limited
                           Class 2 Shares                     growth. Under normal market
                                                              conditions the fund invests
                                                              predominantly in equity
                                                              securities of companies
                                                              located anywhere in the
                                                              world, including in
                                                              developing markets.
                           -----------------------------------------------------------------------------------------------------
JPMORGAN INSURANCE         JPMorgan Insurance Trust Core      Seeks to maximize total        JPMorgan Investment Management
TRUST                      Bond Portfolio -- Class 1          return by investing primarily  Inc., an indirect, wholly-owned in a diversified portfolio of  subsidiary of JPMorgan Chase & Co.
                                                              intermediate- and long-term
                                                              debt securities.
                           -----------------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Mid       Seeks capital appreciation     J.P. Morgan Investment Management
                           Cap Value Portfolio -- Class 1     with the secondary goal of     Inc., an indirect, wholly-owned
                                                              achieving current income by    subsidiary of JPMorgan Chase & Co.
                                                              investing primarily in equity
                                                              securities.
                           -----------------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust Small     Seeks capital growth over the  J.P. Morgan Investment Management
                           Cap Core Portfolio -- Class 1      long term.                     Inc., an indirect, wholly-owned
                                                                                             subsidiary of JPMorgan Chase & Co.
                           -----------------------------------------------------------------------------------------------------
                           JPMorgan Insurance Trust U.S.      Seeks to provide high total    JPMorgan Investment Management
                           Equity Portfolio -- Class 1        return from a portfolio of     Inc., an indirect, wholly-owned
                                                              selected equity securities.    subsidiary of JPMorgan Chase & Co.
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE            MFS(R) Total Return Series --      The fund's investment          Massachusetts Financial
INSURANCE TRUST            Service Class Shares               objective is to seek total     Services Company
                                                              return.
                           -----------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) Massachusetts Investors     The fund's investment          Massachusetts Financial Services
TRUST II                   Growth Stock Portfolio -- Service  objective is to seek capital   Company
                           Class Shares                       appreciation.
                           -----------------------------------------------------------------------------------------------------
                           MFS(R) Strategic Income            The fund's investment          Massachusetts Financial Services
                           Portfolio -- Service Class Shares  objective is to seek total     Company
                                                              return with an emphasis on
                                                              high current income, but also
                                                              considering capital
                                                              appreciation.
                           -----------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE       Oppenheimer Capital                The fund seeks capital         OFI Global Asset Management, Inc.
ACCOUNT FUNDS              Appreciation Fund/VA -- Service    appreciation.                  (subadvised by OppenheimerFunds,
                           Shares                                                            Inc.)
                           -----------------------------------------------------------------------------------------------------
                           Oppenheimer Main Street            The fund seeks capital         OFI Global Asset Management, Inc.
                           Fund(R)/VA -- Service Shares       appreciation.                  (subadvised by OppenheimerFunds,
                                                                                             Inc.)
                           -----------------------------------------------------------------------------------------------------
                           Oppenheimer Main Street Small      The fund seeks capital         OFI Global Asset Management, Inc.
                           Cap Fund(R)/VA -- Service Shares   appreciation.                  (subadvised by OppenheimerFunds,
                                                                                             Inc.)
                           -----------------------------------------------------------------------------------------------------
PIMCO VARIABLE             High Yield Portfolio --            Seeks maximum total return,    Pacific Investment Management
INSURANCE TRUST            Administrative Class Shares        consistent with preservation   Company LLC
                                                              of capital and prudent
                                                              investment management.
                           -----------------------------------------------------------------------------------------------------
                           Low Duration Portfolio --          Seeks maximum total return,    Pacific Investment Management
                           Administrative Class Shares        consistent with preservation   Company LLC
                                                              of capital and prudent
                                                              investment management.
                           -----------------------------------------------------------------------------------------------------
STATE STREET VARIABLE      Total Return V.I.S. Fund/1/        Seeks the highest total        SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS,                                       return, composed of current
INC.                                                          income and capital
                                                              appreciation, as is
                                                              consistent with prudent
                                                              investment risk.
                           -----------------------------------------------------------------------------------------------------



                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

Not all of these Portfolios may be available in all states or in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, subject to applicable law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2018 ranged from 0.15% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

PIMCO Variable Insurance Trust:
  High Yield Portfolio -- Administrative Class Shares
  Low Duration Portfolio -- Administrative Class Shares.

State Street Variable Insurance Series Funds, Inc.:
  Total Return V.I.S. Fund -- Class 1 Shares
  Total Return V.I.S. Fund -- Class 3 Shares

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).


The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2018 ranged from 0.05% to 0.30%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.


In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AB Variable Products Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios II, Inc., Deutsche Variable Series I, Deutsche Variable Series II, Eaton Vance Variable Trust, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, MFS(R) Variable Insurance Trust, MFS(R) Variable Insurance Trust II, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, and State Street Variable Insurance Series Funds, Inc. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.



Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

AssetMark, Inc. provides investment advice for the Asset Allocation Program. AssetMark is an investment adviser that is registered under the Investment Advisers Act of 1940. We may compensate AssetMark for services it provides related to the Asset Allocation Program. As part of the Asset Allocation Program, AssetMark has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing.

If you participate in the Asset Allocation Program, AssetMark will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on AssetMark's role as investment adviser for the Asset Allocation Program, you may review AssetMark's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of AssetMark. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are five Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). AssetMark has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for each of the five Models.

To provide further diversification benefits beyond the broad asset class allocations, AssetMark conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, AssetMark exercises its own broad discretion in allocating to sub-asset classes, we may require AssetMark to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by AssetMark in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by AssetMark are all those currently available for contributions of new purchase payments by all contract owners.

AssetMark considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to AssetMark, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents.

In addition, AssetMark may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to each Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

When your Asset Allocation Model is updated, we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below).

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your Model, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset

Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

If you elect to participate in the Asset Allocation Program, you must choose one of the five available Models for your allocations. We will not make this decision, nor will AssetMark. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding what Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model at a later time. Neither we nor AssetMark bear any responsibility for this decision. You may change to a different Model at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

AssetMark may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, the Company may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., or its affiliates.

AssetMark will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. AssetMark may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. AssetMark's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models


Information concerning the Asset Allocation Models is provided on the following pages. Effective close of business July 19, 2019, Asset Allocation Models A, B, C, D and E will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages. You should review this information carefully before selecting or changing a Model.


                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                         Current through July 19, 2019



                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
                                 Class 2                                                         1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
                                 Service Class Shares                                            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1             1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       5%      9%     14%     18%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund(R)/VA -- Service Shares            5%      9%     14%     18%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
                                 Shares                                                          0%      1%      1%      2%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
                                 Shares                                                          1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I               1%      3%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund --
                                 Class 2 Shares                                                  1%      2%      4%      5%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        50%     36%     24%     13%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                    5%      4%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II      10%      8%      5%      3%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    5%      4%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                       10%      8%      5%      4%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
Class 2                                                         5%
--------------------------------------------------------------------
MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
Service Class Shares                                            5%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       5%
--------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1             5%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      23%
--------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA -- Service Shares           23%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    2%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
Shares                                                          2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
Shares                                                          4%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I               7%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund --
Class 2 Shares                                                  6%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
            Effective after the close of business on July 19, 2019



                                                         Portfolios                           Model A Model B Model C Model D
------------------------------------------------------------------------------------------------------------------------------
Equities
------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
                                 Class 2                                                         1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
                                 Service Class Shares                                            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Value                  AB Growth and Income Portfolio -- Class B                       1%      2%      3%      4%
                                 ---------------------------------------------------------------------------------------------
                                 American Century VP Income & Growth Fund -- Class 1             1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Large Cap Core                   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1       5%      9%     14%     18%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Fund(R)/VA -- Service Shares            5%      9%     14%     18%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                   Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                    JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     1%      2%      3%      4%
------------------------------------------------------------------------------------------------------------------------------
Small Cap Core                   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    0%      1%      1%      2%
                                 ---------------------------------------------------------------------------------------------
                                 Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
                                 Shares                                                          0%      1%      1%      2%
------------------------------------------------------------------------------------------------------------------------------
Global Equity                    Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
                                 Shares                                                          1%      2%      2%      3%
------------------------------------------------------------------------------------------------------------------------------
Global REITs                     Invesco V.I. Global Real Estate Fund -- Series II shares        1%      1%      2%      2%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth         American Century VP International Fund -- Class I               1%      3%      4%      6%
------------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value          Franklin Templeton VIP Templeton Foreign VIP Fund --
                                 Class 2 Shares                                                  1%      2%      4%      5%
------------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                            20%     40%     60%     80%
------------------------------------------------------------------------------------------------------------------------------

Fixed Income
------------------------------------------------------------------------------------------------------------------------------
Medium Duration                  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1        48%     36%     24%     13%
------------------------------------------------------------------------------------------------------------------------------
Short Duration                   PIMCO VIT Low Duration Portfolio -- Administrative
                                 Class Shares                                                    5%      4%      3%      0%
------------------------------------------------------------------------------------------------------------------------------
Treasury Inflation -- Protected
Securities                       American Century VP Inflation Protection Fund -- Class II      11%      8%      5%      3%
------------------------------------------------------------------------------------------------------------------------------
Domestic High Yield              PIMCO VIT High Yield Portfolio -- Administrative
                                 Class Shares                                                    8%      6%      4%      2%
------------------------------------------------------------------------------------------------------------------------------
Bank Loans                       Eaton Vance VT Floating-Rate Income Fund                        8%      6%      4%      2%
------------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                        80%     60%     40%     20%
------------------------------------------------------------------------------------------------------------------------------


                        Portfolios                           Model E
--------------------------------------------------------------------

--------------------------------------------------------------------
Fidelity(R)/ /VIP Contrafund(R)/ /Portfolio -- Service
Class 2                                                         5%
--------------------------------------------------------------------
MFS(R)/ /Massachusetts Investors Growth Stock Portfolio --
Service Class Shares                                            5%
--------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                       5%
--------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1             5%
--------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1      23%
--------------------------------------------------------------------
Oppenheimer Main Street Fund(R)/VA -- Service Shares           23%
--------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2            5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1     5%
--------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1    2%
--------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service
Shares                                                          2%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2
Shares                                                          4%
--------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares        3%
--------------------------------------------------------------------
American Century VP International Fund -- Class I               7%
--------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund --
Class 2 Shares                                                  6%
--------------------------------------------------------------------

                                                              100%
--------------------------------------------------------------------


--------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1         0%
--------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II       0%
--------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative
Class Shares                                                    0%
--------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                        0%
--------------------------------------------------------------------

                                                                0%
--------------------------------------------------------------------

THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account. Currently, for such contracts, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments taken within the first six years, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge is as follows:

                     Surrender Charge
Number of Completed as a Percentage of
  Years Since We     the Surrendered
   Received the        or Withdrawn
 Purchase Payment    Purchase Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract free of any surrender charge. We calculate gain in the contract as: (a) plus (b) minus (c) minus (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals previously taken, including surrender charges assessed;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision of this prospectus.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the Contract Date). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. All Annuitants must be age 80 or younger on the Contract Date to be eligible for this waiver. The terms and conditions of the waivers are set forth in your contract.

In addition, any partial withdrawals that are immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program are not subject to a surrender charge.

Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.50% (1.70% when either Annuitant is older than age 70 when the contract is issued) of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.35% (1.55% when either Annuitant is older than age 70 when the contract is issued). These deductions from the Separate Account are reflected in your Contract Value.

Other Charges

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Charge for the Optional Death Benefit Rider

We charge you for expenses related to the Optional Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Optional Death Benefit Rider among your Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account (from the amounts that have been in the Guarantee Account for the longest period of time). At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Optional Death Benefit Rider is equal to an annual rate of 0.25% of your Contract Value at the time of the deduction.

Charge for the Optional Enhanced Death Benefit Rider

We charge you for expenses related to the Optional Enhanced Death Benefit Rider Option, if you elect this option at the time of application, to compensate us for the increased risks and expenses associated with providing this death benefit rider. At the beginning of each contract year after the first, we deduct this charge against the average of your Contract Value at the beginning of the previous contract year and your Contract Value at the end of the previous contract year. At surrender, the charge is made against the average of your Contract Value at the beginning of the current contract year and your Contract Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We currently charge 0.20% of the average of your Contract Value, however, we reserve the right to charge up to 0.35% of the average of your Contract Value. We will allocate the charge for the Optional Enhanced Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Portfolio incurs certain fees and expenses. To pay for these expenses, the Portfolio makes deductions from its assets. The deductions are described more fully in each Portfolio's prospectus.

In addition, we reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.


This contract is no longer available for new sales, although additional purchase payments may be made in accordance with the terms of the contract and as described in the "Purchase Payments" provision.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if this contract is purchased as a Qualified Contract, you should consider purchasing the contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for


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this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a Non-Qualified Contract as joint owners. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Before the Annuity Commencement Date, you may change:

  . your Annuity Commencement Date to any date at least ten years after your last purchase payment;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to our Home Office, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant's life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Home Office in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Assignment

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase

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


payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts. If a Non-Qualified Contract is being used to fund another deferred annuity as a Funding Annuity pursuant to an approved Annuity Cross Funding Program, the minimum additional purchase payment is $100. See the "Annuity Cross Funding Program" provision of this prospectus.

Valuation Day and Valuation Period

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts plus the Guarantee Account at any one time. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications we may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

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TRANSFERS

Transfers Before the Annuity Commencement Date

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Home Office, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Home Office.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 for each transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

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When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. Systematic transactions, such as those related to portfolio rebalancing or dollar cost averaging, generally will be reported in quarterly statements. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement or, for systematic transactions not reported on a trade confirmation, the quarterly statement.

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Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

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There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

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Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 352-9910.

To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30-days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging Program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio to an Asset Allocation Model. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it

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is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the Dreyfus Variable Investment Fund -- Government Money Market Portfolio. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Home Office.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not assure a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not

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process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for an optional rider and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Please remember that partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death Benefit" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

For contracts issued on or after the later of September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, partial withdrawals from the

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Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Restrictions on Distributions from Certain Contracts

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program to withdraw their interest in a variable annuity contract issued under the Texas Optional Retirement Program only upon:

   (1) termination of employment in the Texas public institutions of higher education;

   (2) retirement;

   (3) death; or

   (4) the participant's attainment of age 70 1/2.

If your contract is issued to a Texas Optional Retirement Plan, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Home Office. You can obtain the form from an authorized sales representative or our Home Office.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

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For contracts issued on or after September 2, 2003, or the date on which state insurance authorities approve applicable contract modifications, taking systematic withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See "The Guarantee Account" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free of any surrender charges under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

Systematic Withdrawals (including any Systematic Withdrawal immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Annuity Cross Funding Program

The Annuity Cross Funding Program is not available to contracts issued on or after August 17, 2004.

This section of the prospectus describes a program that may permit you (if you are eligible) to purchase this contract and use it to make payments to a Scheduled Purchase Payment Variable Deferred Annuity issued by Genworth Life and Annuity Insurance Company. We refer to the program as the "Annuity Cross Funding Program" because you systematically withdraw amounts from this annuity contract (referred to as the "Funding Annuity") to make payments to the Scheduled Purchase Payment Variable Deferred Annuity Contract.

What is the Annuity Cross Funding Program? Subject to our prior approval, you may arrange to take Systematic Withdrawals and immediately allocate that withdrawal to the Scheduled Purchase Payment Variable Deferred Annuity Contract issued by us. We will not assess surrender charges on withdrawals that are allocated to the Scheduled Purchase Payment Variable Deferred Annuity as part of the Annuity Cross Funding Program, however, such withdrawals will reduce proportionally any death benefit available. See the "Death Benefit" provision. Systematic Withdrawals that are used in conjunction with the Annuity Cross Funding Program do not count toward the limit that you may withdraw in any contract year pursuant to your free withdrawal privilege.

How does the Annuity Cross Funding Program work? To participate in the Annuity Cross Funding Program, you must satisfy certain eligibility requirements and receive our prior approval. This contract, as the Funding Annuity, must be issued on the same date as the Scheduled Purchase Payment Variable Deferred Annuity and have the same Annuity Commencement Date.

There is no charge for participating in the Annuity Cross Funding Program. The Annuity Cross Funding Program will terminate automatically when the Systematic Withdrawals from this Funding Annuity cause the Contract Value in this Funding Annuity to be less than $100. You may discontinue the Annuity Cross Funding Program at any time by notifying us in writing at our Home Office. Discontinuing the Annuity Cross Funding Program could cause you to lose your guarantee under the Scheduled Purchase Payment Variable Deferred Annuity if the scheduled purchase payments are not completed under the terms of that contract. Once you discontinue participation in the Annuity Cross Funding Program, you may not reinstate it. The actual performance of this Funding Annuity may directly affect the amount of purchase payments that must be allocated to this Funding Annuity in order to make all required Scheduled Installments for the Scheduled Purchase Payment Variable Deferred Annuity Contract. If the Subaccounts of the Funding Annuity in which you have allocated assets do not perform as anticipated, it may be necessary to make additional purchase payments to either this Funding Annuity or to the Scheduled Purchase Payment Variable Deferred Annuity so that you do not lose your right to Guaranteed Minimum Income Payments under the Scheduled Purchase Payment Variable Deferred Annuity Contract.

The Scheduled Purchase Payment Variable Deferred Annuity is offered by a separate prospectus. Only variable annuity contracts issued by us or one of our affiliated companies and offered for use in an Annuity Cross Funding Program could be purchased as a Funding Annuity. The Scheduled Purchase Payment Variable Deferred Annuity Contract is not offered by this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity Contract is offered only by the current

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prospectus for the Scheduled Purchase Payment Variable Deferred Annuity
Contract.

Annuity Cross Funding Program -- tax treatment of the annuity contracts. Under an Annuity Cross Funding Program we will treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity contract as non-taxable transfers within a single annuity contract for federal tax purposes only if this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity each satisfy certain requirements upon issue. Our ability to continue to treat transfers from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity as non-taxable transfers within a single annuity contract for federal tax purposes may be adversely affected if certain changes are made to either contract after issue. Changing the Annuity Commencement Date for this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity once a Cross Funding Program has begun may have adverse tax consequences, and you should consult a tax adviser before making any such change. In addition, changing the Annuity Commencement Date on this Funding Annuity may cause you to lose your rights to guaranteed minimum income payments under the terms of the Scheduled Purchase Payment Variable Deferred Annuity contract.

Both contracts must have the same owner, joint owner if any, Annuitant, and Joint Annuitant, if any. The beneficiaries need not be the same. Changing any owner, Annuitant, or beneficiary may have adverse tax consequences. You should consult a tax adviser before making such a change.

This contract permits you for a limited period to return it for a refund as described under the "Return Privilege" section of this prospectus. The Scheduled Purchase Payment Variable Deferred Annuity we offer may also provide a return privilege. You may choose to return either this Funding Annuity, the Scheduled Purchase Payment Variable Deferred Annuity, or both contracts in accordance with the applicable return privilege. Returning either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity in accordance with the applicable return privilege without also returning the other contact may result in adverse tax consequences and you should consult a tax adviser before returning only one contract.

Transfers from the Scheduled Purchase Payment Variable Deferred Annuity to the Funding Annuity are not permitted. While surrender charges applicable to this Funding Annuity may decline over certain periods, amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity may be subject to surrender charges and/or a market value adjustment (which may be positive or negative) upon a partial withdrawal or surrender from the Scheduled Purchase Payment Variable Deferred Annuity. The surrender charge applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity may be higher than those applicable to such amounts had they remained invested in this Funding Annuity; market value adjustments applicable to amounts transferred to the Scheduled Purchase Payment Variable Deferred Annuity would not have been applicable to such amounts had they remained invested in this Funding Annuity.

If you request a partial withdrawal or surrender while participating in an Annuity Cross Funding Program, you must designate whether the partial withdrawal or surrender is to be made from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity. Surrender charges and any other applicable charges will be assessed according to the provisions of the contract from which the partial withdrawal or surrender is made and as disclosed in the prospectus for that contract. You should be aware that the tax treatment of partial withdrawals or surrenders from either this Funding Annuity contract or the Scheduled Purchase Payment Variable Deferred Annuity Contract will be affected by partial withdrawals or surrenders as well as gains or losses with respect to the other contract. You should consult a tax adviser before requesting partial withdrawals or surrenders from this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity while participating in an Annuity Cross Funding Program.

Death benefits will be calculated and paid separately in accordance with the provisions of this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity as the case may be, and as disclosed in the prospectus for the respective contract.

Income payments will be calculated and paid according to the provisions of this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity (including the respective annuity tables of such contracts) and the provisions of the respective prospectuses for and administrative procedures applicable to each such contract. However, this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity Contract will be aggregated and treated as one contract for purposes of the tax treatment of such annuity payments. You should consult a tax adviser before requesting annuity payments to start under this Funding Annuity and/or the Scheduled Purchase Payment Variable Deferred Annuity Contract and before commuting any income payments before the payment date for such payment.

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This discussion of the Annuity Cross Funding Program does not attempt to address the tax and other treatment of every transaction that could be effected under this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program. You should consult a tax adviser before you purchase this contract and/or Scheduled Purchase Payment Variable Deferred Annuity Contract in connection with an Annuity Cross Funding Program.

THE DEATH BENEFIT

Death Benefit at Death of Any Annuitant Before the Annuity Commencement Date

If Any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner of the contract, the amount of proceeds available for the designated beneficiary is the death benefit. Upon receipt at our Home Office of due proof of an Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit;

   (2) the Optional Death Benefit; and

   (3) the Optional Enhanced Death Benefit.

We automatically provide the Basic Death Benefit to you. The Optional Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

For contracts issued on or after the later of May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at the time the contract is issued, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed); and

   (c) purchase payments accumulated at 5% per contract year until the 80th birthday of the older Annuitant up to a maximum of 200% of purchase payments.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce the death benefit calculated under (b) and (c) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduce your Contract Value.

If any Annuitant is age 81 or older at issue, the Basic Death Benefit, as of the date we receive due proof of death of any Annuitant, equals the greatest of:

   (a) the Contract Value as the date we receive due proof of death of any Annuitant;

   (b) the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant, plus any purchase payments paid since then, adjusted for any withdrawals and any applicable premium tax; and

   (c) purchase payments less any partial withdrawals (including any surrender charges and any premium tax assessed).

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium taxes assessed) reduces your Contract Value.

Please refer to Appendix A in this prospectus for an example of the death benefit calculation.

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For contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

If the Annuitant is, or both the Annuitant and the Joint Annuitant are, age 80 or younger at issue, the Basic Death Benefit equals the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 80th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals (including any surrender charges and any premium tax assessed);

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the sum of (1) minus (2) plus (3), where:

      (1) is purchase payments accumulated at 5% per year and credited as of the contract anniversary until the 80th birthday of the older of any Annuitant up to a maximum of 200% of purchase payments;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) and (c)(1) proportionately by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces your Contract Value.

If any Annuitant is older than age 80 at issue, the Basic Death Benefit is equal to the greatest of:

   (a) the Contract Value as of the date we receive due proof of death of any Annuitant;

   (b) the sum of (1) minus (2) plus (3), where:

      (1) is the greatest Contract Value as of any contract anniversary up to and including the contract anniversary next following or coincident with the 85th birthday of the older of any Annuitant plus any purchase payments made since then adjusted for any partial withdrawals and any premium tax;

      (2) is the Contract Value on the date of death; and

      (3) is the Contract Value on the date we receive due proof of death; and

   (c) the purchase payments less any partial withdrawals.

Partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) reduce (b)(1) proportionally by the same percentage that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces Contract Value.

We will adjust the death benefit for partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) in the same proportion as the percentage that the partial withdrawal (including any surrender charges and any premium tax assessed) reduce your Contract Value.

Please refer to Appendix A for an example of the Basic Death Benefit calculation.

Optional Death Benefit

The Optional Death Benefit adds an extra feature to the Basic Death Benefit. Under the Optional Death Benefit, the amount we pay as of the date we receive due proof of death of any Annuitant will be the greater of:

  .  the Basic Death Benefit; and

  . the minimum death benefit as of the date we receive due proof of death. The minimum death benefit is the value of purchase payments increased with interest at 6% per contract year up to 200% of purchase payments.

Partial withdrawals for each contract year (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) up to 6% of purchase payments, calculated at the time of each partial withdrawal, reduce the minimum death benefit by the same amount that the partial withdrawal (including any applicable surrender charge and any premium taxes assessed) reduces Contract Value.

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However, once any partial withdrawal in the current or any prior contract year exceeds 6% of purchase payments made under the contract, all partial withdrawals (including any partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) from then on will reduce the minimum death benefit proportionately by the same percentage that the partial withdrawals (including any applicable surrender charges and any premium taxes assessed) reduce the Contract Value.

You may only elect the Optional Death Benefit when you apply for a contract. Once elected, the benefit remains in effect while your contract is in force until income payments begin, or until the contract anniversary following the date we receive your request to terminate the benefit. If we receive your request within 30 days following any contract anniversary, you may request that the benefit terminate as of that anniversary.

The Optional Death Benefit may not be available in all states or markets. In addition, to be eligible for this benefit, neither the Annuitant nor the Joint Annuitant (if applicable) may be older than age 75 at the time of issue, unless we approve a different age. We charge an additional amount for this benefit. We guarantee that this charge will not exceed an annual rate of 0.25% of your Contract Value at the time of deduction. See the "Charges for the Optional Death Benefit" provision of this prospectus.

Please refer to Appendix A for an example of the Optional Death Benefit calculation.

Optional Enhanced Death Benefit

The Optional Enhanced Death Benefit (which may be referred to as "Earnings Protector" in our marketing materials) adds an extra feature to our Basic Death Benefit and, if applicable, the Optional Death Benefit.

You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

   (1) the Contract Value at the beginning of the previous contract year; and

   (2) the Contract Value at the end of the previous contract year.

The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of the average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charges for the Optional Enhanced Death Benefit" provision.

The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue unless we approve a different age.

The Optional Enhanced Death Benefit varies based on the age of the Annuitant(s) at issue. Your optional Enhanced Death Benefit will never be less than zero.

If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

   (a) is the Contract Value as of the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 70% of purchase payments paid adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

   (a) is the Contract Value on the date we receive due proof of death; and

   (b) purchase payments paid, not previously withdrawn.

This death benefit cannot exceed 40% of purchase payments paid, adjusted for partial withdrawals. Purchase payments, other than the initial purchase payment, paid within 12 months of death are not included in this calculation.

Under both age scenarios listed above, we take partial withdrawals (including partial withdrawals immediately allocated to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) first from gain and then from purchase payments paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal request;

   (b) is the total of any partial withdrawals, excluding surrender charges, previously taken;

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   (c) is the total of purchase payments paid; and

   (d) is the total of any gain previously withdrawn.

Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

  . The Optional Enhanced Death Benefit does not guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your purchase payments paid and not previously withdrawn may result in no Enhanced Death Benefit being payable.

  . Once you purchase the Optional Enhanced Death Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

  . Please take advantage of the guidance of a qualified financial adviser in evaluating the Optional Enhanced Death Benefit option, as well as the other aspects of the contracts.

When We Calculate the Death Benefit

We will calculate the Basic Death Benefit, Optional Death Benefit, and Optional Enhanced Death Benefit on the date we receive due proof of death at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the calculated death benefit will remain allocated to the Separate Account and/or Guarantee Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

Death of an Owner or Joint Owner Before the Annuity Commencement Date

In certain circumstances, federal tax law requires that distributions be made under this contract upon the death of:

  .  an owner or joint owner; or

  . the Annuitant or Joint Annuitant (if the owner is a non-natural entity such as a trust or corporation).

At the death of any owner (or any Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owners;

   (2) primary beneficiary;

   (3) contingent beneficiary; or

   (4) owner's estate.

We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules. Distributions required by federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

  . Spouses -- If the designated beneficiary is the spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant and there is no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the purchase payment allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

  . Non-Spouses -- If the designated beneficiary is not the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

      (1) receive the Surrender Value in a lump sum payment upon receipt of due proof of death (see the "Requesting Payments" provision of this prospectus);

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      (2) receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining; or

      (3) apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. In addition, if Optional Payment Plan 1 is chosen, the period certain cannot exceed the designated beneficiary's life expectancy, and if Optional Payment Plan 2 is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy.

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

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  .  The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 701/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  .  Optional death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any purchase payments after the non-spouse's death. If the designated beneficiary dies before the entire Surrender Value has been distributed, we will pay in a lump sum any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, payment will be made to the designated beneficiary's estate.

Under payment choice 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when the Surrender Value is applied to provide a monthly income benefit.

Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary (other than the surviving spouse) cannot change the payment choice that the owner has selected. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Amount of the proceeds: The proceeds we pay will vary, in part, based on the person who dies, as shown below:

                             Amount of
     Person who died        Proceeds Paid
-------------------------------------------
Owner or Joint Owner       Surrender Value
(who is not an Annuitant)
-------------------------------------------
Owner or Joint Owner       Death Benefit
(who is an Annuitant)
-------------------------------------------
Annuitant                  Death Benefit
-------------------------------------------

Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

Death of Owner, Joint Owner, or Annuitant On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued.

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



The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments to any date at least 10 years after the date of the last purchase payment and within one year of the last Annuity Commencement Date, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Home Office prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. We will pay the monthly income benefit in the form of a Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on

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


which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   Optional Payment Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

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All payments under Optional Payment Plan 2 (Income for a Fixed Period),
Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If a request for redemption is received for Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceding your Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive the written transfer request at our Home Office. However, we reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion is general in nature and is not intended as tax advice. It does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax

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consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract generally pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax currently on income and gains produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an

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annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of Cross Funded Annuity Contracts. You may authorize partial withdrawals from this annuity to be applied to satisfy the scheduled installments into the Scheduled Purchase Payment Variable Deferred Annuity. In that event, based on a Private Letter Ruling issued by the IRS on July 30, 2002 (PLR 200243047), we believe that the tax treatment set forth below will apply to Non-Qualified Contracts and we will report relevant transactions to the IRS on the basis that:

   (1) this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be aggregated and treated as a single annuity contract for tax purposes;

   (2) amounts transferred from this Funding Annuity to the Scheduled Purchase Payment Variable Deferred Annuity will not be treated as a taxable distribution, but instead as a non-taxable transfer of assets within a single variable deferred annuity contract;

   (3) if amounts are distributed from either this Funding Annuity or the Scheduled Purchase Payment Variable Deferred Annuity before the Annuity Commencement Date, such amounts will be taxed to the extent there is any aggregate gain in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity; and

   (4) distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity beginning on the Annuity Commencement Date will be aggregated and taxed on a pro rata basis.

A portion of each aggregate distribution on or after the Annuity Commencement Date will be treated as a non-taxable return of the aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity and the remaining portion of such aggregate distribution will be treated as taxable, until all such aggregate investment in this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity has been recovered. After that, all distributions from this Funding Annuity and the Scheduled Purchase Payment Variable Deferred Annuity will be fully taxable.

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For Non-Qualified Contracts, if the Annuity Commencement Date of this Funding
Annuity is changed so that this annuity and the Scheduled Purchase Payment Variable Deferred Annuity have different Annuity Commencement Dates, the resulting tax consequences will be uncertain and possibly less favorable than those set forth above.

Except as otherwise required by law, transfers of assets between contracts with different Annuity Commencement Dates and different withdrawals of assets from such contracts will be treated as taxable withdrawals, with gain determined on an aggregate basis in accordance with Code Section 72(e)(11).

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or Joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date.

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Medicare Tax. Distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax adviser for more information.

Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract for certain purposes;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

Section 1035 Exchanges

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the

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obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within 180 days of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has issued limited guidance on such transactions, including on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and under certain circumstances treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed

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     during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations

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pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements. We may, however, endorse the contract to satisfy the IRA or Roth IRA qualification rules and submit the endorsement to the IRS for approval as to form. If you purchased the contract with such an endorsement, the accompanying disclosure statement will indicate the status of the endorsement's approval under the IRS IRA Prototype Program.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan.


Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as certain death benefits, may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution.

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     Roth IRAs do not require any distributions during the owner's lifetime.
     The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers.

The IRS has re-examined a longstanding interpretation of the IRA rollover rules. Beginning in 2015, an IRA owner may make only one rollover in a 12 month period to avoid being taxed on distributions received during that period from all of his or her IRAs (including Roth IRAs). The rule does not apply to direct transfers between IRA issuers or custodians. If you have received an IRA distribution and are contemplating making a rollover contribution, you should consult a tax adviser.

If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value

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of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

AssetMark, the investment adviser under the Asset Allocation Program and a former affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program. The Company may compensate AssetMark for services it provides related to the Asset Allocation Program. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which AssetMark is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

See the "Annuity Purchases by Nonresident Aliens and Foreign Corporations" section below for special withholding rules applicable to payees other than U.S. citizens or residents and to payments made overseas.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss in detail the Federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary who survives the decedent is included in the decedent's gross estate. Depending

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on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping ("GST") tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Definition of Spouse Under Federal Law

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.

Annuity Purchases by Residents of Puerto Rico

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. -- source income that is generally subject to United States federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers (and beneficiaries) that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Special withholding rules apply to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. We reserve the right to make all payments due to owners or beneficiaries directly to such persons and shall not be obligated to pay any foreign financial institution on behalf of any individual. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Changes in the
Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds to your designated beneficiary directly in the form of a check. We may also provide your designated beneficiary the option to establish an interest bearing draft account, called the "Secure Access Account," in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.


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The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

We require a positive election from the designated beneficiary to establish the Secure Access Account for the designated beneficiary. The Secure Access Account is not available in all states. We may discontinue offering the Secure Access Account at any time, for any reason and without notice.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.)

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the

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contracts), commissions paid to the affiliated and unaffiliated brokerage firms
("selling firms"), that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of Contract Value. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional cash or non-cash compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.


During 2018, 2017 and 2016, $37.7 million, $37.6 million and $42.6 million, respectively, was paid to Capital Brokerage Corporation for new purchase payments received. In 2018, 2017 and 2016, no underwriting commissions were paid to Capital Brokerage Corporation. This prospectus describes contracts that were issued prior to May 1, 2003, or prior to the date on which state insurance authorities approved applicable contract modifications. We have, therefore, discontinued offering the contracts described in this prospectus.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life and Annuity Insurance Company
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you cancel your contract, it will be void. Unless state law requires that we return your purchase payments, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Home Office receives the returned contract

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plus any adjustments required by applicable law or regulation on the date we receive the contract, but without reduction for any surrender charge. If state law requires that we return your purchase payments, the amount of the refund will equal the purchase payments made less any partial withdrawals you previously made. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of the age, gender, marital status or survival of any person or persons before acting on any applicable contract provision.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Unclaimed Property

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including full names and complete addresses, if and as they change.


Cybersecurity

Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyberattacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyberattacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyberattacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no


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assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyberattacks or information security breaches in the future.


Legal Proceedings

We face the risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products and recommending unsuitable products to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships and securities lawsuits. In addition, we are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state, federal and international regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.


In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et al, in U.S. Bankruptcy Court, Southern District of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that we and other unrelated noteholders (the "Defendant Group") were not entitled to the amounts received. On June 28, 2016, the Bankruptcy Court granted our motion to dismiss. The Bankruptcy Court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal on February 6, 2017. On March 14, 2018, the District Court affirmed the decision of the Bankruptcy Court. In a filing dated April 13, 2018, LBHI appealed the District Court's decision to the United States Court of Appeals for the Second Circuit. We intend to continue to vigorously defend the dismissal of the action.

In September 2018, we were named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated
v. Genworth Life and Annuity Insurance Company, Case No. 3:18-cv-00637. Plaintiff seeks to represent life insurance policyholders, alleging unlawful and excessive cost of insurance ("COI") charges. The complaint asserts claims for breach of contract, alleging that we improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief.

On October 29, 2018, we filed a Motion to Enjoin in the Middle District of Georgia, and a Motion to Dismiss and Motion to Stay in the Eastern District of Virginia. We moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On November 16, 2018, the Eastern District of Virginia court stayed the case for 60 days.

On December 6, 2018, we moved the Middle District of Georgia for leave to file our counterclaim, which alleges that plaintiff breached the prior settlement agreement by filing its current action. On January 17, 2019, the Eastern District of Virginia court stayed the case for another 60 days or the date of the Middle District of Georgia's ruling on our motions, whichever comes earlier. A hearing on our Motion to Enjoin and Motion for Leave to file our counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle District of Georgia granted our Motion to Enjoin and denied our Motion for Leave to file our counterclaim. As such, plaintiff is enjoined from pursuing its COI class action in the Eastern District of Virginia. On March 18, 2019, plaintiff stated in a filing that it intends to appeal the decision to the Court of Appeals for the 11th Circuit.


The West Virginia treasurer's office sued us and one of our affiliates, as well as other life insurers licensed in West Virginia, regarding alleged violations of unclaimed property requirements for West Virginia policies. We elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Additionally,

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other state regulators have made inquiries on this topic. In particular, we and certain of our affiliates are currently being examined by Delaware's Department of Finance, which has retained a third-party firm, Kelmar, to examine us, certain of our affiliates, and Genworth. There have been other inquiries on this topic from state regulators. We continue to cooperate with respect to these reviews, exams and investigations as appropriate.



At this time, we cannot determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above or the likelihood of potential future legal and regulatory matters against us. Except as disclosed above, we also are not able to provide an estimate or range of reasonably possible losses related to these matters. Therefore, we cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to additional unrelated investigations and lawsuits. Increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have a material adverse impact on the Separate Account, on our ability to meet our obligations under the contracts, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

The Death Benefit

The example of the Basic Death Benefit is for contracts issued on or after May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                             Purchase
                             Payments
Annuitant's End of Contract Accumulated     Basic
    Age      Year   Value      at 5%    Death Benefit
-----------------------------------------------------
    76        1    $103,000  $105,000     $105,000
    77        2     110,000   110,250      110,250
    78        3      80,000   115,763      115,763
    79        4     120,000   121,551      121,551
    80        5     130,000   127,628      130,000
    81        6     150,000   127,628      150,000
    82        7     160,000   127,628      160,000
    83        8     130,000   127,628      130,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000).

This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

The example of the Basic Death Benefit is for contracts issued prior to May 15, 2001, or the date on which state insurance authorities approve applicable contract modifications.

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes;

   (4) the Annuitant's age is 75 on the Contract Date; and

   (5) we receive due proof of death on the date of death then:

                             Purchase
                             Payments
End of Annuitant's Contract Accumulated     Basic
 Year      Age      Value      at 5%    Death Benefit
-----------------------------------------------------
  1        76      $103,000  $105,000     $105,000
  2        77       112,000   110,250      112,000
  3        78        90,000   115,763      115,763
  4        79       135,000   121,551      135,000
  5        80       130,000   127,628      135,000
  6        81       150,000   127,628      150,000
  7        82       125,000   127,628      135,000
  8        83       145,000   127,628      145,000
-----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any surrender charge) reduces your Contract Value. For example:

        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). (This assumes that the Basic Death Benefit immediately before the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of death (i.e., part "a" under the calculation above). It also assumes that the Annuitant and any Joint Annuitant were both younger than age 80 at issue, that no surrender charge applies, and that no premium tax applies to the partial withdrawal.) This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

Optional Death Benefit

The following example shows how the Optional Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 70 at the time of issue. In addition, the example assumes that the:

   (1) owner purchases the contract for $100,000;

   (2) contract earns a 0% gross return (-2.69% net of fees for the mortality and expense risk charge, administrative expense charge, underlying Portfolio expenses and the Optional Death Benefit rider);

   (3) owner makes no additional purchase payments;

   (4) owner takes annual partial withdrawals equal to 6% of purchase payments; and

   (5) contract is not subject to premium taxes.

                    Partial
End of Annuitant's Withdrawal Contract   Optional
 Year      Age       Amount    Value   Death Benefit
----------------------------------------------------
           70            --   $100,000   $100,000
  1        71        $6,000     91,310    100,000
  2        72         6,000     82,854    100,000
  3        73         6,000     74,625    100,000
  4        74         6,000     66,618    100,000
  5        75         6,000     58,826    100,000
  6        76         6,000     51,243    100,000
  7        77         6,000     43,865    100,000
  8        78         6,000     36,685    100,000
----------------------------------------------------

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) amounting to 6% or less of purchase payments annually will reduce the Optional Death Benefit on a non pro-rata (dollar-for-dollar) basis. Therefore, in the example above, though a $6,000 partial withdrawal is made at the end of year 1, the Optional Death Benefit rider immediately after the partial withdrawal is still equal to $100,000 since the benefit is reduced only by the same dollar amount of the partial withdrawal.

Partial withdrawals (including partial withdrawals taken for purposes of allocation to a Scheduled Purchase Payment Variable Deferred Annuity through an approved Annuity Cross Funding Program) exceeding 6% of purchase payments in any year will reduce the Optional Death Benefit rider on a pro-rata basis (by the proportion that the partial withdrawal, including any surrender charges and any premium taxes assessed) reduces your Contract Value. For example:

        Purchase Contract   Optional
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17      --   20,000      20,000
3/31/18      --   14,000      20,000
---------------------------------------

Therefore, if a $7,000 partial withdrawal is made on March 31, 2018, the Optional Death Benefit rider immediately after the partial withdrawal will be $10,000 (50% of $20,000) since the Contract Value ($14,000) is reduced by 50% by the partial withdrawal ($7,000). This is true only if the Optional Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that no surrender charges and no premium taxes apply to the partial withdrawal.

Optional Enhanced Death Benefit

The following example shows how the Optional Enhanced Death Benefit works based on purely hypothetical values. It is not intended to depict investment performance of the contract. This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he or she takes no partial withdrawals before the Annuitant's death.

        Purchase Contract           Death   Optional Enhanced
 Date   Payment   Value     Gain   Benefit    Death Benefit
-------------------------------------------------------------
8/01/09 $100,000 $100,000 $      0 $100,000      $     0
8/01/29           300,000  200,000  300,000       70,000
-------------------------------------------------------------

The Annuitant's death and notification of the death occur on August 1, 2029. At that time, 40% of the earnings or "gain" ($200,000) is $80,000. However, since the Optional Enhanced Death Benefit under this age scenario cannot exceed 70% of the purchase payments paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                   Each Annuitant Age 70 or Younger at Issue


                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $14.06            $12.96           0       2018
                                                                        12.34             14.06           0       2017
                                                                        12.00             12.34           0       2016
                                                                        12.02             12.00           0       2015
                                                                        11.40             12.02           0       2014
                                                                         9.95             11.40           0       2013
                                                                         8.91              9.95           0       2012
                                                                         9.33              8.91           0       2011
                                                                         8.59              9.33           0       2010
                                                                         7.01              8.59           0       2009
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $24.00            $22.26           0       2018
                                                                        20.55             24.00           0       2017
                                                                        18.78             20.55           0       2016
                                                                        18.80             18.78           0       2015
                                                                        17.46             18.80           0       2014
                                                                        13.17             17.46           0       2013
                                                                        11.41             13.17           0       2012
                                                                        10.92             11.41           0       2011
                                                                         9.82             10.92           0       2010
                                                                         8.29              9.82           0       2009
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $14.57            $14.68           0       2018
                                                                        11.23             14.57           0       2017
                                                                        11.14             11.23           0       2016
                                                                        10.20             11.14           0       2015
                                                                         9.10             10.20           0       2014
                                                                         6.74              9.10           0       2013
                                                                         5.87              6.74           0       2012
                                                                         6.19              5.87           0       2011
                                                                         5.72              6.19           0       2010
                                                                         4.23              5.72           0       2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $18.44            $17.50           0       2018
                                                                        14.70             18.44           0       2017
                                                                        14.59             14.70           0       2016
                                                                        14.11             14.59           0       2015
                                                                        13.21             14.11           0       2014
                                                                         9.57             13.21           0       2013
                                                                         8.54              9.57           0       2012
                                                                        10.00              8.54           0       2011
----------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                Accumulation      Accumulation  Accumulation
                                                               Unit Values at    Unit Values at   Units at
Subaccounts                                                  Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares         $17.19            $15.86            0      2018
                                                                    15.48             17.19            0      2017
                                                                    15.43             15.48            0      2016
                                                                    15.95             15.43            0      2015
                                                                    14.16             15.95            0      2014
                                                                    14.03             14.16            0      2013
                                                                    11.14             14.03            0      2012
                                                                    12.13             11.14            0      2011
                                                                    10.50             12.13            0      2010
                                                                     8.13             10.50            0      2009
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                         $12.61            $12.07            0      2018
                                                                    12.35             12.61            0      2017
                                                                    12.01             12.35            0      2016
                                                                    12.50             12.01            0      2015
                                                                    12.29             12.50            0      2014
                                                                    13.63             12.29            0      2013
                                                                    12.89             13.63            0      2012
                                                                    11.71             12.89            0      2011
                                                                    11.31             11.71            0      2010
                                                                    10.42             11.31            0      2009
------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
------------------------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                               $28.88            $26.49          165      2018
                                                                    24.33             28.88          169      2017
                                                                    21.77             24.33          174      2016
                                                                    23.42             21.77          176      2015
                                                                    21.13             23.42          178      2014
                                                                    15.79             21.13          187      2013
                                                                    13.98             15.79          193      2012
                                                                    13.76             13.98          274      2011
                                                                    12.24             13.76          276      2010
                                                                    10.52             12.24          280      2009
------------------------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                                 $23.90            $19.95            0      2018
                                                                    18.49             23.90            0      2017
                                                                    19.86             18.49            0      2016
                                                                    20.01             19.86            0      2015
                                                                    21.50             20.01            0      2014
                                                                    17.83             21.50            0      2013
                                                                    14.94             17.83            0      2012
                                                                    17.25             14.94            0      2011
                                                                    15.45             17.25            0      2010
                                                                    11.73             15.45            0      2009
------------------------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                                      $29.55            $29.32            0      2018
                                                                    22.69             29.55            0      2017
                                                                    22.05             22.69            0      2016
                                                                    21.06             22.05            0      2015
                                                                    19.44             21.06            0      2014
                                                                    14.40             19.44            0      2013
                                                                    12.83             14.40           95      2012
                                                                    12.89             12.83          167      2011
                                                                    11.27             12.89          168      2010
                                                                     8.51             11.27          168      2009
------------------------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                                                       $29.85            $26.71           0       2018
                                                                                  27.87             29.85           0       2017
                                                                                  23.48             27.87           0       2016
                                                                                  24.80             23.48           0       2015
                                                                                  22.27             24.80           0       2014
                                                                                  17.16             22.27           0       2013
                                                                                  15.21             17.16           0       2012
                                                                                  15.28             15.21           0       2011
                                                                                  13.68             15.28           0       2010
                                                                                  11.59             13.68           0       2009
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $19.93            $19.26          59       2018
                                                                                  16.06             19.93          63       2017
                                                                                  15.68             16.06          65       2016
                                                                                  14.69             15.68          66       2015
                                                                                  13.24             14.69          74       2014
                                                                                  10.02             13.24          76       2013
                                                                                   8.80             10.02          73       2012
                                                                                  10.00              8.80          75       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                        $14.27            $12.55           0       2018
                                                                                  11.83             14.27           0       2017
                                                                                  12.59             11.83           0       2016
                                                                                  13.77             12.59           0       2015
                                                                                  12.67             13.77           0       2014
                                                                                   9.85             12.67           0       2013
                                                                                   9.14              9.85           0       2012
                                                                                  10.00              9.14           0       2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                  $37.97            $31.29           0       2018
                                                                                  35.00             37.97           0       2017
                                                                                  30.50             35.00           0       2016
                                                                                  31.67             30.50           0       2015
                                                                                  30.59             31.67           0       2014
                                                                                  23.06             30.59           0       2013
                                                                                  20.65             23.06           0       2012
                                                                                  22.38             20.65           0       2011
                                                                                  18.52             22.38           0       2010
                                                                                  14.54             18.52           0       2009
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $33.98            $28.28           0       2018
                                                                                  29.90             33.98           0       2017
                                                                                  26.29             29.90           0       2016
                                                                                  27.31             26.29           0       2015
                                                                                  24.74             27.31           0       2014
                                                                                  18.60             24.74           0       2013
                                                                                  15.78             18.60           0       2012
                                                                                  15.96             15.78           0       2011
                                                                                  12.75             15.96           0       2010
                                                                                   9.55             12.75           0       2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio         $ 9.34            $ 9.32          377      2018
                                                                                  9.45              9.34          344      2017
                                                                                  9.59              9.45          305      2016
                                                                                  9.74              9.59          318      2015
                                                                                  9.89              9.74          293      2014
                                                                                 10.04              9.89          246      2013
                                                                                 10.19             10.04          219      2012
                                                                                 10.35             10.19          376      2011
                                                                                 10.50             10.35          354      2010
                                                                                 10.65             10.50          258      2009
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $12.78            $12.03            0      2018
                                                                                 11.25             12.78            0      2017
                                                                                 10.35             11.25            0      2016
                                                                                 10.85             10.35            0      2015
                                                                                  9.71             10.85            0      2014
                                                                                  7.34              9.71            0      2013
                                                                                  6.65              7.34            0      2012
                                                                                  6.69              6.65            0      2011
                                                                                  5.92              6.69            0      2010
                                                                                  4.49              5.92            0      2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $13.79            $13.57            0      2018
                                                                                 13.53             13.79            0      2017
                                                                                 12.61             13.53            0      2016
                                                                                 12.93             12.61            0      2015
                                                                                 13.05             12.93            0      2014
                                                                                 12.76             13.05            0      2013
                                                                                 12.08             12.76          506      2012
                                                                                 11.95             12.08          507      2011
                                                                                 11.12             11.95          508      2010
                                                                                  7.82             11.12          509      2009
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $25.46            $23.41            0      2018
                                                                                 21.26             25.46            0      2017
                                                                                 20.03             21.26            0      2016
                                                                                 20.25             20.03            0      2015
                                                                                 18.42             20.25            0      2014
                                                                                 14.28             18.42            0      2013
                                                                                 12.48             14.28            0      2012
                                                                                 13.03             12.48            0      2011
                                                                                 11.32             13.03            0      2010
                                                                                  8.48             11.32            0      2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $22.02            $19.84            0      2018
                                                                                 19.84             22.02            0      2017
                                                                                 17.12             19.84            0      2016
                                                                                 18.15             17.12            0      2015
                                                                                 16.98             18.15            0      2014
                                                                                 13.49             16.98            0      2013
                                                                                 11.70             13.49          141      2012
                                                                                 11.80             11.70          142      2011
                                                                                 10.42             11.80          142      2010
                                                                                  8.15             10.42          142      2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $40.17            $33.72           0       2018
                                                                         33.83             40.17           0       2017
                                                                         30.68             33.83           0       2016
                                                                         31.67             30.68           0       2015
                                                                         30.32             31.67           0       2014
                                                                         22.66             30.32           0       2013
                                                                         20.08             22.66           0       2012
                                                                         22.86             20.08           0       2011
                                                                         18.05             22.86           0       2010
                                                                         13.12             18.05           0       2009
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $13.49            $12.01           0       2018
                                                                         12.23             13.49           0       2017
                                                                         10.97             12.23           0       2016
                                                                         11.88             10.97           0       2015
                                                                         11.72             11.88           0       2014
                                                                          9.62             11.72           0       2013
                                                                          8.46              9.62           0       2012
                                                                          8.73              8.46           0       2011
                                                                          8.04              8.73           0       2010
                                                                          6.26              8.04           0       2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $18.28            $17.23           0       2018
                                                                         16.92             18.28           0       2017
                                                                         15.07             16.92           0       2016
                                                                         16.46             15.07           0       2015
                                                                         15.97             16.46           0       2014
                                                                         14.23             15.97           0       2013
                                                                         12.83             14.23           0       2012
                                                                         12.72             12.83           0       2011
                                                                         11.46             12.72           0       2010
                                                                          8.58             11.46           0       2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $25.82            $25.06           0       2018
                                                                         20.46             25.82           0       2017
                                                                         21.15             20.46           0       2016
                                                                         20.33             21.15           0       2015
                                                                         18.36             20.33           0       2014
                                                                         14.49             18.36           0       2013
                                                                         13.09             14.49           0       2012
                                                                         13.49             13.09           0       2011
                                                                         12.27             13.49           0       2010
                                                                          9.60             12.27           0       2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $24.39            $21.85           0       2018
                                                                         22.85             24.39           0       2017
                                                                         19.99             22.85           0       2016
                                                                         21.35             19.99           0       2015
                                                                         20.23             21.35           0       2014
                                                                         16.02             20.23           0       2013
                                                                         14.23             16.02           0       2012
                                                                         14.60             14.23           0       2011
                                                                         13.33             14.60           0       2010
                                                                         10.74             13.33           0       2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                         $22.09            $18.40          109      2018
                                                                        19.22             22.09          107      2017
                                                                        18.20             19.22          109      2016
                                                                        19.76             18.20           97      2015
                                                                        22.58             19.76           84      2014
                                                                        18.64             22.58           88      2013
                                                                        16.00             18.64           87      2012
                                                                        18.18             16.00           75      2011
                                                                        17.03             18.18           77      2010
                                                                        12.61             17.03           83      2009
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $13.53            $11.35            0      2018
                                                                        11.59             13.53            0      2017
                                                                        10.73             11.59            0      2016
                                                                        11.65             10.73            0      2015
                                                                        12.17             11.65            0      2014
                                                                         9.45             12.17            0      2013
                                                                         7.92              9.45            0      2012
                                                                         8.65              7.92            0      2011
                                                                         8.17              8.65            0      2010
                                                                         6.33              8.17            0      2009
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $14.27            $14.06            0      2018
                                                                        13.98             14.27            0      2017
                                                                        13.90             13.98            0      2016
                                                                        13.96             13.90            0      2015
                                                                        13.51             13.96            0      2014
                                                                        13.92             13.51            0      2013
                                                                        13.41             13.92          535      2012
                                                                        12.67             13.41          740      2011
                                                                        11.78             12.67          742      2010
                                                                        10.90             11.78          744      2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $33.54            $29.12           72      2018
                                                                        29.93             33.54           70      2017
                                                                        26.49             29.93           72      2016
                                                                        27.63             26.49           72      2015
                                                                        24.37             27.63           77      2014
                                                                        18.70             24.37           79      2013
                                                                        15.77             18.70           86      2012
                                                                        15.67             15.77           88      2011
                                                                        12.89             15.67           93      2010
                                                                        10.00             12.89          101      2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $33.96            $29.46            0      2018
                                                                        29.92             33.96            0      2017
                                                                        25.27             29.92            0      2016
                                                                        27.08             25.27            0      2015
                                                                        25.09             27.08            0      2014
                                                                        17.90             25.09            0      2013
                                                                        15.18             17.90            0      2012
                                                                        16.18             15.18            0      2011
                                                                        12.92             16.18            0      2010
                                                                        10.00             12.92            0      2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                $24.99            $23.10            0      2018
                                                                            20.74             24.99            0      2017
                                                                            18.98             20.74            0      2016
                                                                            19.10             18.98            0      2015
                                                                            17.03             19.10            0      2014
                                                                            12.69             17.03            0      2013
                                                                            10.95             12.69            0      2012
                                                                            11.33             10.95            0      2011
                                                                            10.13             11.33            0      2010
                                                                             7.69             10.13            0      2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $21.56            $19.99          112      2018
                                                                            19.54             21.56          107      2017
                                                                            18.23             19.54          105      2016
                                                                            18.62             18.23          109      2015
                                                                            17.46             18.62          108      2014
                                                                            14.93             17.46          103      2013
                                                                            13.66             14.93          103      2012
                                                                            13.65             13.66          103      2011
                                                                            12.64             13.65          101      2010
                                                                            10.90             12.64           93      2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.79            $12.67          364      2018
                                                                            10.14             12.79          394      2017
                                                                             9.72             10.14          391      2016
                                                                            10.00              9.72          405      2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $11.07            $10.67            0      2018
                                                                            10.61             11.07            0      2017
                                                                             9.97             10.61            0      2016
                                                                            10.34              9.97            0      2015
                                                                            10.19             10.34            0      2014
                                                                            10.00             10.19            0      2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $25.79            $23.89            0      2018
                                                                            20.70             25.79            0      2017
                                                                            21.54             20.70            0      2016
                                                                            21.17             21.54            0      2015
                                                                            18.67             21.17            0      2014
                                                                            14.65             18.67            0      2013
                                                                            13.07             14.65            0      2012
                                                                            13.45             13.07            0      2011
                                                                            12.51             13.45            0      2010
                                                                             8.81             12.51            0      2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $18.18            $16.46          156      2018
                                                                            15.83             18.18          156      2017
                                                                            14.44             15.83          156      2016
                                                                            14.21             14.44          157      2015
                                                                            13.07             14.21          157      2014
                                                                            10.10             13.07          157      2013
                                                                             8.79             10.10          199      2012
                                                                             8.95              8.79          267      2011
                                                                             7.85              8.95          268      2010
                                                                             6.22              7.85          269      2009
--------------------------------------------------------------------------------------------------------------------------

                                                                                                        Number of
                                                                      Accumulation      Accumulation  Accumulation
                                                                     Unit Values at    Unit Values at   Units at
Subaccounts                                                        Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares         $37.99            $33.48          63       2018
                                                                          33.86             37.99          62       2017
                                                                          29.21             33.86          68       2016
                                                                          31.58             29.21          63       2015
                                                                          28.72             31.58          65       2014
                                                                          20.73             28.72          70       2013
                                                                          17.89             20.73          75       2012
                                                                          18.60             17.89          74       2011
                                                                          15.35             18.60          78       2010
                                                                          11.38             15.35          88       2009
------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                    $22.96            $22.01           0       2018
                                                                          21.86             22.96           0       2017
                                                                          19.74             21.86           0       2016
                                                                          20.37             19.74           0       2015
                                                                          20.01             20.37           0       2014
                                                                          19.22             20.01           0       2013
                                                                          17.07             19.22           0       2012
                                                                          16.77             17.07           0       2011
                                                                          14.87             16.77           0       2010
                                                                          10.76             14.87           0       2009
------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                  $12.28            $12.13           0       2018
                                                                          12.30             12.28           0       2017
                                                                          12.31             12.30           0       2016
                                                                          12.46             12.31           0       2015
                                                                          12.54             12.46           0       2014
                                                                          12.75             12.54           0       2013
                                                                          12.23             12.75           0       2012
                                                                          12.28             12.23           0       2011
                                                                          11.84             12.28           0       2010
                                                                          10.61             11.84           0       2009
------------------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                             $18.94            $17.47           0       2018
                                                                          16.64             18.94           0       2017
                                                                          15.88             16.64           0       2016
                                                                          16.31             15.88           0       2015
                                                                          15.72             16.31           0       2014
                                                                          13.88             15.72           0       2013
                                                                          12.53             13.88           0       2012
                                                                          13.09             12.53           0       2011
                                                                          12.12             13.09           0       2010
                                                                          10.18             12.12           0       2009
------------------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                             $14.77            $13.58           0       2018
                                                                          13.00             14.77           0       2017
                                                                          12.45             13.00           0       2016
                                                                          12.81             12.45           0       2015
                                                                          12.37             12.81           0       2014
                                                                          10.96             12.37           0       2013
                                                                           9.91             10.96           0       2012
                                                                          10.38              9.91           0       2011
                                                                           9.64             10.38           0       2010
                                                                           8.12              9.64           0       2009
------------------------------------------------------------------------------------------------------------------------

                      Each Annuitant Over Age 70 at Issue



                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
AB Variable Products Series Fund, Inc.
----------------------------------------------------------------------------------------------------------------------
  AB Balanced Wealth Strategy Portfolio -- Class B                     $13.76            $12.66           0       2018
                                                                        12.11             13.76           0       2017
                                                                        11.79             12.11           0       2016
                                                                        11.85             11.79           0       2015
                                                                        11.25             11.85           0       2014
                                                                         9.84             11.25           0       2013
                                                                         8.83              9.84           0       2012
                                                                         9.27              8.83           0       2011
                                                                         8.55              9.27           0       2010
                                                                         6.99              8.55           0       2009
----------------------------------------------------------------------------------------------------------------------
  AB Growth and Income Portfolio -- Class B                            $23.16            $21.44           0       2018
                                                                        19.87             23.16           0       2017
                                                                        18.20             19.87           0       2016
                                                                        18.25             18.20           0       2015
                                                                        16.99             18.25           0       2014
                                                                        12.84             16.99           0       2013
                                                                        11.14             12.84           0       2012
                                                                        10.69             11.14           0       2011
                                                                         9.64             10.69           0       2010
                                                                         8.15              9.64           0       2009
----------------------------------------------------------------------------------------------------------------------
  AB Large Cap Growth Portfolio -- Class B                             $14.06            $14.14           0       2018
                                                                        10.86             14.06           0       2017
                                                                        10.79             10.86           0       2016
                                                                         9.91             10.79           0       2015
                                                                         8.85              9.91           0       2014
                                                                         6.57              8.85           0       2013
                                                                         5.73              6.57           0       2012
                                                                         6.06              5.73           0       2011
                                                                         5.61              6.06           0       2010
                                                                         4.16              5.61           0       2009
----------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. American Franchise Fund -- Series I shares              $18.19            $17.23           0       2018
                                                                        14.53             18.19           0       2017
                                                                        14.45             14.53           0       2016
                                                                        14.00             14.45           0       2015
                                                                        13.14             14.00           0       2014
                                                                         9.54             13.14           0       2013
                                                                         8.53              9.54           0       2012
                                                                        10.00              8.53           0       2011
----------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Global Real Estate Fund -- Series II shares             $16.75            $15.42           0       2018
                                                                        15.11             16.75           0       2017
                                                                        15.10             15.11           0       2016
                                                                        15.63             15.10           0       2015
                                                                        13.91             15.63           0       2014
                                                                        13.81             13.91           0       2013
                                                                        10.99             13.81           0       2012
                                                                        11.99             10.99           0       2011
                                                                        10.40             11.99           0       2010
                                                                         8.07             10.40           0       2009
----------------------------------------------------------------------------------------------------------------------

                                                                                    Number of
                                                  Accumulation      Accumulation  Accumulation
                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                    Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios II, Inc.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II           $12.29            $11.74           0       2018
                                                      12.06             12.29           0       2017
                                                      11.75             12.06           0       2016
                                                      12.26             11.75           0       2015
                                                      12.07             12.26           0       2014
                                                      13.42             12.07           0       2013
                                                      12.71             13.42           0       2012
                                                      11.57             12.71           0       2011
                                                      11.20             11.57           0       2010
                                                      10.34             11.20           0       2009
----------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
----------------------------------------------------------------------------------------------------
  VP Income & Growth Fund -- Class I                 $28.00            $25.63           0       2018
                                                      23.64             28.00           0       2017
                                                      21.19             23.64           0       2016
                                                      22.84             21.19           0       2015
                                                      20.65             22.84           0       2014
                                                      15.47             20.65           0       2013
                                                      13.71             15.47           0       2012
                                                      13.53             13.71           0       2011
                                                      12.06             13.53           0       2010
                                                      10.39             12.06           0       2009
----------------------------------------------------------------------------------------------------
  VP International Fund -- Class I                   $23.16            $19.30           0       2018
                                                      17.96             23.16           0       2017
                                                      19.33             17.96           0       2016
                                                      19.52             19.33           0       2015
                                                      21.01             19.52           0       2014
                                                      17.46             21.01           0       2013
                                                      14.66             17.46           0       2012
                                                      16.96             14.66           0       2011
                                                      15.23             16.96           0       2010
                                                      11.58             15.23           0       2009
----------------------------------------------------------------------------------------------------
  VP Ultra(R) Fund -- Class I                        $28.64            $28.37           0       2018
                                                      22.04             28.64           0       2017
                                                      21.46             22.04           0       2016
                                                      20.54             21.46           0       2015
                                                      19.00             20.54           0       2014
                                                      14.10             19.00           0       2013
                                                      12.59             14.10           0       2012
                                                      12.67             12.59           0       2011
                                                      11.11             12.67           0       2010
                                                       8.40             11.11           0       2009
----------------------------------------------------------------------------------------------------
  VP Value Fund -- Class I                           $28.94            $25.84           0       2018
                                                      27.07             28.94           0       2017
                                                      22.85             27.07           0       2016
                                                      24.19             22.85           0       2015
                                                      21.76             24.19           0       2014
                                                      16.81             21.76           0       2013
                                                      14.92             16.81           0       2012
                                                      15.03             14.92           0       2011
                                                      13.48             15.03           0       2010
                                                      11.44             13.48           0       2009
----------------------------------------------------------------------------------------------------

                                                                                                                Number of
                                                                              Accumulation      Accumulation  Accumulation
                                                                             Unit Values at    Unit Values at   Units at
Subaccounts                                                                Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series I
--------------------------------------------------------------------------------------------------------------------------------
  DWS Capital Growth VIP -- Class B Shares                                       $19.66            $18.96           0       2018
                                                                                  15.88             19.66           0       2017
                                                                                  15.53             15.88           0       2016
                                                                                  14.58             15.53           0       2015
                                                                                  13.17             14.58           0       2014
                                                                                   9.98             13.17           0       2013
                                                                                   8.78              9.98           0       2012
                                                                                  10.00              8.78           0       2011
--------------------------------------------------------------------------------------------------------------------------------
Deutsche DWS Variable Series II
--------------------------------------------------------------------------------------------------------------------------------
  DWS CROCI(R) U.S. VIP -- Class B Shares                                        $14.08            $12.36           0       2018
                                                                                  11.70             14.08           0       2017
                                                                                  12.47             11.70           0       2016
                                                                                  13.67             12.47           0       2015
                                                                                  12.60             13.67           0       2014
                                                                                   9.82             12.60           0       2013
                                                                                   9.13              9.82           0       2012
                                                                                  10.00              9.13           0       2011
--------------------------------------------------------------------------------------------------------------------------------
  DWS Small Mid Cap Value VIP -- Class B Shares                                  $36.80            $30.27           0       2018
                                                                                  33.99             36.80           0       2017
                                                                                  29.69             33.99           0       2016
                                                                                  30.89             29.69           0       2015
                                                                                  29.90             30.89           0       2014
                                                                                  22.58             29.90           0       2013
                                                                                  20.26             22.58           0       2012
                                                                                  22.00             20.26           0       2011
                                                                                  18.25             22.00           0       2010
                                                                                  14.36             18.25           0       2009
--------------------------------------------------------------------------------------------------------------------------------
Dreyfus
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares         $32.94            $27.36           0       2018
                                                                                  29.04             32.94           0       2017
                                                                                  25.59             29.04           0       2016
                                                                                  26.64             25.59           0       2015
                                                                                  24.18             26.64           0       2014
                                                                                  18.22             24.18           0       2013
                                                                                  15.49             18.22           0       2012
                                                                                  15.69             15.49           0       2011
                                                                                  12.56             15.69           0       2010
                                                                                   9.43             12.56           0       2009
--------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Variable Investment Fund -- Government Money Market Portfolio          $ 9.05            $ 9.01           0       2018
                                                                                   9.18              9.05           0       2017
                                                                                   9.34              9.18           0       2016
                                                                                   9.50              9.34           0       2015
                                                                                   9.66              9.50           0       2014
                                                                                   9.83              9.66           0       2013
                                                                                  10.00              9.83           0       2012
                                                                                  10.17             10.00           0       2011
                                                                                  10.35             10.17           0       2010
                                                                                  10.51             10.35           0       2009
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares         $12.33            $11.59           0       2018
                                                                                 10.88             12.33           0       2017
                                                                                 10.02             10.88           0       2016
                                                                                 10.53             10.02           0       2015
                                                                                  9.45             10.53           0       2014
                                                                                  7.15              9.45           0       2013
                                                                                  6.50              7.15           0       2012
                                                                                  6.55              6.50           0       2011
                                                                                  5.80              6.55           0       2010
                                                                                  4.41              5.80           0       2009
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $13.36            $13.12           0       2018
                                                                                 13.14             13.36           0       2017
                                                                                 12.27             13.14           0       2016
                                                                                 12.61             12.27           0       2015
                                                                                 12.75             12.61           0       2014
                                                                                 12.49             12.75           0       2013
                                                                                 11.84             12.49           0       2012
                                                                                 11.75             11.84           0       2011
                                                                                 10.95             11.75           0       2010
                                                                                  7.72             10.95           0       2009
-------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Fund
-------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                $24.57            $22.55           0       2018
                                                                                 20.56             24.57           0       2017
                                                                                 19.41             20.56           0       2016
                                                                                 19.67             19.41           0       2015
                                                                                 17.92             19.67           0       2014
                                                                                 13.92             17.92           0       2013
                                                                                 12.19             13.92           0       2012
                                                                                 12.76             12.19           0       2011
                                                                                 11.10             12.76           0       2010
                                                                                  8.34             11.10           0       2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                $21.25            $19.10           0       2018
                                                                                 19.19             21.25           0       2017
                                                                                 16.58             19.19           0       2016
                                                                                 17.62             16.58           0       2015
                                                                                 16.52             17.62           0       2014
                                                                                 13.15             16.52           0       2013
                                                                                 11.43             13.15           0       2012
                                                                                 11.55             11.43           0       2011
                                                                                 10.22             11.55           0       2010
                                                                                  8.01             10.22           0       2009
-------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                      $38.76            $32.47           0       2018
                                                                                 32.71             38.76           0       2017
                                                                                 29.73             32.71           0       2016
                                                                                 30.75             29.73           0       2015
                                                                                 29.50             30.75           0       2014
                                                                                 22.09             29.50           0       2013
                                                                                 19.61             22.09           0       2012
                                                                                 22.38             19.61           0       2011
                                                                                 17.71             22.38           0       2010
                                                                                 12.89             17.71           0       2009
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares         $13.21            $11.73           0       2018
                                                                         12.00             13.21           0       2017
                                                                         10.79             12.00           0       2016
                                                                         11.70             10.79           0       2015
                                                                         11.57             11.70           0       2014
                                                                          9.51             11.57           0       2013
                                                                          8.39              9.51           0       2012
                                                                          8.67              8.39           0       2011
                                                                          8.00              8.67           0       2010
                                                                          6.25              8.00           0       2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income VIP Fund -- Class 2 Shares                            $17.82            $16.76           0       2018
                                                                         16.53             17.82           0       2017
                                                                         14.74             16.53           0       2016
                                                                         16.14             14.74           0       2015
                                                                         15.69             16.14           0       2014
                                                                         14.01             15.69           0       2013
                                                                         12.65             14.01           0       2012
                                                                         12.57             12.65           0       2011
                                                                         11.35             12.57           0       2010
                                                                          8.52             11.35           0       2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Large Cap Growth VIP Fund -- Class 2 Shares                  $25.03            $24.24           0       2018
                                                                         19.88             25.03           0       2017
                                                                         20.59             19.88           0       2016
                                                                         19.83             20.59           0       2015
                                                                         17.94             19.83           0       2014
                                                                         14.19             17.94           0       2013
                                                                         12.84             14.19           0       2012
                                                                         13.26             12.84           0       2011
                                                                         12.09             13.26           0       2010
                                                                          9.48             12.09           0       2009
-----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares VIP Fund -- Class 2 Shares                     $23.64            $21.13           0       2018
                                                                         22.20             23.64           0       2017
                                                                         19.46             22.20           0       2016
                                                                         20.82             19.46           0       2015
                                                                         19.77             20.82           0       2014
                                                                         15.68             19.77           0       2013
                                                                         13.97             15.68           0       2012
                                                                         14.36             13.97           0       2011
                                                                         13.13             14.36           0       2010
                                                                         10.60             13.13           0       2009
-----------------------------------------------------------------------------------------------------------------------
  Templeton Foreign VIP Fund -- Class 2 Shares                          $21.41            $17.80           0       2018
                                                                         18.67             21.41           0       2017
                                                                         17.72             18.67           0       2016
                                                                         19.27             17.72           0       2015
                                                                         22.06             19.27           0       2014
                                                                         18.25             22.06           0       2013
                                                                         15.71             18.25           0       2012
                                                                         17.88             15.71           0       2011
                                                                         16.78             17.88           0       2010
                                                                         12.45             16.78           0       2009
-----------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                    Accumulation      Accumulation  Accumulation
                                                                   Unit Values at    Unit Values at   Units at
Subaccounts                                                      Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------
  Templeton Growth VIP Fund -- Class 2 Shares                          $13.21            $11.06           0       2018
                                                                        11.34             13.21           0       2017
                                                                        10.52             11.34           0       2016
                                                                        11.45             10.52           0       2015
                                                                        11.98             11.45           0       2014
                                                                         9.32             11.98           0       2013
                                                                         7.83              9.32           0       2012
                                                                         8.56              7.83           0       2011
                                                                         8.11              8.56           0       2010
                                                                         6.29              8.11           0       2009
----------------------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Core Bond Portfolio -- Class 1              $13.93            $13.70           0       2018
                                                                        13.68             13.93           0       2017
                                                                        13.63             13.68           0       2016
                                                                        13.71             13.63           0       2015
                                                                        13.30             13.71           0       2014
                                                                        13.73             13.30           0       2013
                                                                        13.26             13.73           0       2012
                                                                        12.55             13.26           0       2011
                                                                        11.69             12.55           0       2010
                                                                        10.85             11.69           0       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1          $32.95            $28.55           0       2018
                                                                        29.46             32.95           0       2017
                                                                        26.13             29.46           0       2016
                                                                        27.31             26.13           0       2015
                                                                        24.13             27.31           0       2014
                                                                        18.56             24.13           0       2013
                                                                        15.68             18.56           0       2012
                                                                        15.62             15.68           0       2011
                                                                        12.87             15.62           0       2010
                                                                        10.00             12.87           0       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1         $33.37            $28.88           0       2018
                                                                        29.46             33.37           0       2017
                                                                        24.93             29.46           0       2016
                                                                        26.77             24.93           0       2015
                                                                        24.85             26.77           0       2014
                                                                        17.76             24.85           0       2013
                                                                        15.09             17.76           0       2012
                                                                        16.12             15.09           0       2011
                                                                        12.90             16.12           0       2010
                                                                        10.00             12.90           0       2009
----------------------------------------------------------------------------------------------------------------------
  JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1            $24.40            $22.51           0       2018
                                                                        20.29             24.40           0       2017
                                                                        18.61             20.29           0       2016
                                                                        18.77             18.61           0       2015
                                                                        16.76             18.77           0       2014
                                                                        12.52             16.76           0       2013
                                                                        10.82             12.52           0       2012
                                                                        11.22             10.82           0       2011
                                                                        10.05             11.22           0       2010
                                                                         7.65             10.05           0       2009
----------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                        Accumulation      Accumulation  Accumulation
                                                                       Unit Values at    Unit Values at   Units at
Subaccounts                                                          Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                       $20.90            $19.34           0       2018
                                                                            18.98             20.90           0       2017
                                                                            17.74             18.98           0       2016
                                                                            18.16             17.74           0       2015
                                                                            17.06             18.16           0       2014
                                                                            14.62             17.06           0       2013
                                                                            13.41             14.62           0       2012
                                                                            13.43             13.41           0       2011
                                                                            12.46             13.43           0       2010
                                                                            10.77             12.46           0       2009
--------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust II
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service
   Class Shares                                                            $12.72            $12.58           0       2018
                                                                            10.10             12.72           0       2017
                                                                             9.71             10.10           0       2016
                                                                            10.00              9.71           0       2015
--------------------------------------------------------------------------------------------------------------------------
  MFS(R) Strategic Income Portfolio -- Service Class Shares                $10.97            $10.55           0       2018
                                                                            10.54             10.97           0       2017
                                                                             9.93             10.54           0       2016
                                                                            10.31              9.93           0       2015
                                                                            10.18             10.31           0       2014
                                                                            10.00             10.18           0       2013
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares               $24.46            $22.61           0       2018
                                                                            19.67             24.46           0       2017
                                                                            20.50             19.67           0       2016
                                                                            20.20             20.50           0       2015
                                                                            17.85             20.20           0       2014
                                                                            14.03             17.85           0       2013
                                                                            12.54             14.03           0       2012
                                                                            12.93             12.54           0       2011
                                                                            12.05             12.93           0       2010
                                                                             8.51             12.05           0       2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                        $17.55            $15.85           0       2018
                                                                            15.31             17.55           0       2017
                                                                            13.99             15.31           0       2016
                                                                            13.80             13.99           0       2015
                                                                            12.72             13.80           0       2014
                                                                             9.84             12.72           0       2013
                                                                             8.59              9.84           0       2012
                                                                             8.76              8.59           0       2011
                                                                             7.70              8.76           0       2010
                                                                             6.12              7.70           0       2009
--------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           $36.73            $32.30           0       2018
                                                                            32.80             36.73           0       2017
                                                                            28.36             32.80           0       2016
                                                                            30.72             28.36           0       2015
                                                                            27.99             30.72           0       2014
                                                                            20.25             27.99           0       2013
                                                                            17.51             20.25           0       2012
                                                                            18.24             17.51           0       2011
                                                                            15.08             18.24           0       2010
                                                                            11.21             15.08           0       2009
--------------------------------------------------------------------------------------------------------------------------

                                                                                               Number of
                                                             Accumulation      Accumulation  Accumulation
                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                               Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares           $22.15            $21.20           0       2018
                                                                 21.14             22.15           0       2017
                                                                 19.12             21.14           0       2016
                                                                 19.78             19.12           0       2015
                                                                 19.47             19.78           0       2014
                                                                 18.73             19.47           0       2013
                                                                 16.67             18.73           0       2012
                                                                 16.41             16.67           0       2011
                                                                 14.59             16.41           0       2010
                                                                 10.58             14.59           0       2009
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.97            $11.80           0       2018
                                                                 12.01             11.97           0       2017
                                                                 12.05             12.01           0       2016
                                                                 12.22             12.05           0       2015
                                                                 12.33             12.22           0       2014
                                                                 12.56             12.33           0       2013
                                                                 12.07             12.56           0       2012
                                                                 12.14             12.07           0       2011
                                                                 11.73             12.14           0       2010
                                                                 10.53             11.73           0       2009
---------------------------------------------------------------------------------------------------------------
State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 1 Shares                    $19.28            $17.75           0       2018
                                                                 16.97             19.28           0       2017
                                                                 16.23             16.97           0       2016
                                                                 16.70             16.23           0       2015
                                                                 16.13             16.70           0       2014
                                                                 14.28             16.13           0       2013
                                                                 12.91             14.28           0       2012
                                                                 13.51             12.91           0       2011
                                                                 12.54             13.51           0       2010
                                                                 10.56             12.54           0       2009
---------------------------------------------------------------------------------------------------------------
  Total Return V.I.S. Fund -- Class 3 Shares                    $14.42            $13.24           0       2018
                                                                 12.73             14.42           0       2017
                                                                 12.20             12.73           0       2016
                                                                 12.58             12.20           0       2015
                                                                 12.18             12.58           0       2014
                                                                 10.81             12.18           0       2013
                                                                  9.80             10.81           0       2012
                                                                 10.29              9.80           0       2011
                                                                  9.57             10.29           0       2010
                                                                  8.07              9.57           0       2009
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


                                                                                                                 Page
The Company.....................................................................................................   B-3

The Separate Account............................................................................................   B-4

Additional Information About the Guarantee Account..............................................................   B-4

The Contracts...................................................................................................   B-4
   Transfer of Annuity Units....................................................................................   B-4
   Net Investment Factor........................................................................................   B-4

Termination of Participation Agreements.........................................................................   B-4

Calculation of Performance Data.................................................................................   B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio......................................   B-5
   Other Subaccounts............................................................................................   B-7
   Other Performance Data.......................................................................................   B-7

Tax Matters.....................................................................................................   B-8
   Taxation of Genworth Life and Annuity Insurance Company......................................................   B-8
   IRS Required Distributions...................................................................................   B-8

General Provisions..............................................................................................   B-8
   Using the Contracts as Collateral............................................................................   B-8
   The Beneficiary..............................................................................................   B-9
   Non-Participating............................................................................................   B-9
   Misstatement of Age or Gender................................................................................   B-9
   Incontestability.............................................................................................   B-9
   Statement of Values..........................................................................................   B-9
   Trust as Owner or Beneficiary................................................................................   B-9
   Written Notice...............................................................................................   B-9

Legal Developments Regarding Employment-Related Benefit Plans...................................................   B-9

Regulation of Genworth Life and Annuity Insurance Company.......................................................   B-9

Experts.........................................................................................................   B-9

Financial Statements............................................................................................  B-10


                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

Genworth Life and Annuity Insurance Company
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form P1154 4/00 (Foundation) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1154 4/00

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
                 Genworth Life & Annuity VA Separate Account 1
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2019, for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company through its Genworth Life & Annuity VA Separate Account 1. The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 352-9910

Or write:  Genworth Life and Annuity Insurance Company
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2019.

TABLE OF CONTENTS


The Company.....................................................................................................   B-3

The Separate Account............................................................................................   B-4

Additional Information About the Guarantee Account..............................................................   B-4

The Contracts...................................................................................................   B-4
   Transfer of Annuity Units....................................................................................   B-4
   Net Investment Factor........................................................................................   B-4

Termination of Participation Agreements.........................................................................   B-4

Calculation of Performance Data.................................................................................   B-5
   Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the
     Dreyfus Variable Investment Fund -- Government Money Market Portfolio......................................   B-5
   Other Subaccounts............................................................................................   B-7
   Other Performance Data.......................................................................................   B-7

Tax Matters.....................................................................................................   B-8
   Taxation of Genworth Life and Annuity Insurance Company......................................................   B-8
   IRS Required Distributions...................................................................................   B-8

General Provisions..............................................................................................   B-8
   Using the Contracts as Collateral............................................................................   B-8
   The Beneficiary..............................................................................................   B-9
   Non-Participating............................................................................................   B-9
   Misstatement of Age or Gender................................................................................   B-9
   Incontestability.............................................................................................   B-9
   Statement of Values..........................................................................................   B-9
   Trust as Owner or Beneficiary................................................................................   B-9
   Written Notice...............................................................................................   B-9

Legal Developments Regarding Employment-Related Benefit Plans...................................................   B-9

Regulation of Genworth Life and Annuity Insurance Company.......................................................   B-9

Experts.........................................................................................................   B-9

Financial Statements............................................................................................  B-10

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC. We are an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("the Parent"), a limited liability company incorporated in the People's Republic of China, and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of the Parent. Subject to the terms and conditions of the Merger Agreement, including the satisfaction or waiver of certain conditions, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of the Parent. The Parent is a newly formed subsidiary of China Oceanwide Holdings Group Co., Ltd. (together with its affiliates, "China Oceanwide"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately $2.7 billion, or $5.43 per share in cash. At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement.


Genworth and China Oceanwide continue to work towards satisfying the closing conditions of their proposed transaction as soon as possible. The closing of the transaction remains subject to other conditions and approvals.


We have a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. We operate through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. Our principal products in our U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of our offerings for traditional life insurance and fixed annuity products. We, however, continue to service our existing retained and reinsured blocks of business.


  . Runoff. Our Runoff segment includes the results of non-strategic products that are no longer actively sold. Our non-strategic products primarily include our variable annuities, variable life insurance, group variable annuities offered through retirement plans and funding agreements. Most of our variable annuities include guaranteed minimum death benefits. Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. We no longer offer retail and group variable annuities but continue to accept purchase payments on and service our existing block of business. We also no longer offer variable life insurance policies but we continue to service existing policies.


We also have Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.


We do business in the District of Columbia, Bermuda, and all states, except New York.


We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the board resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administrative expense charge.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AB Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds). This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios, Inc. This agreement may be terminated by either party upon 180 days' prior written notice to the other party.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Series Trust II. This agreement may be terminated by the parties upon 60 days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon six months' advance written notice.

DWS Variable Series II. The agreement may be terminated by the parties upon three months' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon 180 days' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Trust. This agreement may be terminated by the parties upon 60 days' advance written notice.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

JPMorgan Insurance Trust. This agreement may be terminated by the parties upon 180 days' notice unless a shorter time is agreed to by the parties.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated at the option of any party upon one year advance written notice.

MFS(R) Variable Insurance Trust and MFS(R) Variable Insurance Trust II. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

State Street Variable Insurance Series Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Wells Fargo Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccounts Investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the $30 annual contract charge, the mortality and expense risk charge that applies when each Annuitant is older than age 70 at issue (deducted daily at an effective annual rate of 1.55% of the hypothetical investment in the Separate Account), and the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account). We also quote the yield of the Subaccounts investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund and the Dreyfus Variable Investment Fund -- Government Money Market Portfolio in the same manner as described above except the mortality and expense risk charge that applies when each Annuitant is age 70 or younger at issue at an annual effective rate of 1.35% of the hypothetical investment in the Separate Account. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Subaccount investing in the Dreyfus Variable Investment Fund -- Government Money Market Portfolio normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Goldman Sachs Variable Insurance Trust -- Government Money Market Fund's or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or Dreyfus Variable Investment Fund -- Government Money Market Portfolio, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio will be lower than the yield for the Subaccount investing in the Goldman Sachs Variable Insurance Trust -- Government Money Market Fund or the Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund (For Annuitants older than age 70 when the contract is issued)


            Current Yield:    0.28% as of December 31, 2018
            Effective Yield:  0.28% as of December 31, 2018

Goldman Sachs Variable Insurance Trust -- Government Money Market Fund (For Annuitants 70 and younger when the contract is issued)


            Current Yield:    0.49% as of December 31, 2018
            Effective Yield:  0.49% as of December 31, 2018


Dreyfus Variable Investment Fund -- Government Money Market Portfolio (For Annuitants older than age 70 when the contract is issued)


            Current Yield:    0.05% as of December 31, 2018
            Effective Yield:  0.05% as of December 31, 2018


Dreyfus Variable Investment Fund -- Government Money Market Portfolio (For Annuitants 70 and younger when the contract is issued)


            Current Yield:    0.25% as of December 31, 2018
            Effective Yield:  0.25% as of December 31, 2018


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge that applies when either Annuitant is older than age 70 at issue).

   (2) The annual contract charge is $30 deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.30% of Contract Value. This charge is waived if the Contract Value is more than $40,000 at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of six years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for all optional death benefit riders.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

TR = (ERV/P)/1/N/ - 1

where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company

Besides federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which we are licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia, Bermuda, and all states, except New York.

Experts


The statutory financial statements of Genworth Life and Annuity Insurance Company as of December 31, 2018 and 2017, and for each of the years in the three-year period ended December 31, 2018, and the financial statements of the Subaccounts which comprise the Separate Account as of December 31, 2018 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report dated April 22, 2019 of Genworth Life and Annuity Insurance Company includes explanatory language that states that the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The financial statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance.


The business address for KPMG LLP is 1021 East Cary Street, Suite 2000, Richmond, Virginia 23219.

Financial Statements


The Statement of Additional Information contains the financial statements of the Company and the financial statements of the Separate Account. You should distinguish the financial statements of the Company from the financial statements of the Separate Account. Please consider the financial statements of the Company only as bearing on our ability to meet our obligations under the contracts. You should not consider the financial statements of the Company as affecting the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year ended December 31, 2018

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                         Year ended December 31, 2018

                                                                            Page
                                                                            -----
Report of Independent Registered public Accounting Firm....................   F-1

Statements of Assets and Liabilities.......................................   F-6

Statements of Operations...................................................  F-18

Statements of Changes in Net Assets........................................  F-30

Notes to Financials Statements.............................................  F-64

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and Contract Owners of Genworth Life & Annuity VA Separate Account 1:

Opinion on the Financial Statements

   We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account) as of December 31, 2018, the related statements of operations for the year or period listed in the Appendix and changes in net assets for the years or period listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2018, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or period listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

   These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

   We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 1996.

Richmond, Virginia
April 17, 2019

                                   Appendix

   Statement of assets and liabilities as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Variable Products Series Fund, Inc.
   AB Balanced Wealth Strategy Portfolio -- Class B
   AB Global Thematic Growth Portfolio -- Class B
   AB Growth and Income Portfolio -- Class B
   AB International Value Portfolio -- Class B
   AB Large Cap Growth Portfolio -- Class B
   AB Small Cap Growth Portfolio -- Class B
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
   Invesco V.I. American Franchise Fund -- Series I shares
   Invesco V.I. American Franchise Fund -- Series II shares
   Invesco V.I. Comstock Fund -- Series II shares
   Invesco V.I. Core Equity Fund -- Series I shares
   Invesco V.I. Equity and Income Fund -- Series II shares
   Invesco V.I. Global Real Estate Fund -- Series II shares
   Invesco V.I. Government Securities Fund -- Series I shares
   Invesco V.I. International Growth Fund -- Series II shares
   Invesco V.I. Technology Fund -- Series I shares
   Invesco V.I. Value Opportunities Fund -- Series II shares
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I
   VP International Fund -- Class I
   VP Ultra(R) Fund -- Class I
   VP Value Fund -- Class I
BlackRock Variable Series Funds, Inc.
   BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares (1) BlackRock Basic Value V.I. Fund -- Class III Shares
   BlackRock Global Allocation V.I. Fund -- Class III Shares
   BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares (1) Columbia Funds Variable Series Trust II
   CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1 (1)
   Columbia Variable Portfolio -- Overseas Core Fund -- Class 2 (1)
Deutsche DWS Variable Series I (1)
   DWS Capital Growth VIP -- Class B Shares (1)
Deutsche DWS Variable Series II (1)
   DWS CROCI(R) U.S. VIP -- Class B Shares (1)
   DWS Small Mid Cap Value VIP -- Class B Shares (1)
Dreyfus
   Dreyfus Investment Portfolios MidCap Stock Portfolio -- Initial Shares Dreyfus Variable Investment Fund -- Government Money Market Portfolio
   The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares (1) Eaton Vance Variable Trust
   VT Floating-Rate Income Fund
Federated Insurance Series
   Federated High Income Bond Fund II -- Primary Shares
   Federated High Income Bond Fund II -- Service Shares
   Federated Kaufmann Fund II -- Service Shares
   Federated Managed Volatility Fund II -- Primary Shares

Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager/SM/ Portfolio -- Initial Class
   VIP Asset Manager/SM/ Portfolio -- Service Class 2
   VIP Balanced Portfolio -- Service Class 2
   VIP Contrafund(R) Portfolio -- Initial Class
   VIP Contrafund(R) Portfolio -- Service Class 2
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
   VIP Equity-Income Portfolio -- Initial Class
   VIP Equity-Income Portfolio -- Service Class 2
   VIP Growth & Income Portfolio -- Initial Class
   VIP Growth & Income Portfolio -- Service Class 2
   VIP Growth Opportunities Portfolio -- Initial Class
   VIP Growth Opportunities Portfolio -- Service Class 2
   VIP Growth Portfolio -- Initial Class
   VIP Growth Portfolio -- Service Class 2
   VIP Investment Grade Bond Portfolio -- Service Class 2
   VIP Mid Cap Portfolio -- Initial Class
   VIP Mid Cap Portfolio -- Service Class 2
   VIP Overseas Portfolio -- Initial Class
   VIP Value Strategies Portfolio -- Service Class 2
Franklin Templeton Variable Insurance Products Trust
   Franklin Founding Funds Allocation VIP Fund -- Class 2 Shares Franklin Income VIP Fund -- Class 2 Shares
   Franklin Large Cap Growth VIP Fund -- Class 2 Shares
   Franklin Mutual Shares VIP Fund -- Class 2 Shares
   Templeton Foreign VIP Fund -- Class 1 Shares
   Templeton Foreign VIP Fund -- Class 2 Shares
   Templeton Global Bond VIP Fund -- Class 1 Shares
   Templeton Growth VIP Fund -- Class 2 Shares
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Government Money Market Fund -- Service Shares
   Goldman Sachs Large Cap Value Fund -- Institutional Shares
   Goldman Sachs Mid Cap Value Fund -- Institutional Shares
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
   JPMorgan Insurance Trust Mid Cap Value Portfolio -- Class 1
   JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1
   JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1
Janus Aspen Series
   Janus Henderson Balanced Portfolio -- Institutional Shares (1)
   Janus Henderson Balanced Portfolio -- Service Shares (1)
   Janus Henderson Enterprise Portfolio -- Institutional Shares (1) Janus Henderson Enterprise Portfolio -- Service Shares (1)
   Janus Henderson Flexible Bond Portfolio -- Institutional Shares (1) Janus Henderson Forty Portfolio -- Institutional Shares (1)
   Janus Henderson Forty Portfolio -- Service Shares (1)
   Janus Henderson Global Research Portfolio -- Institutional Shares (1) Janus Henderson Global Research Portfolio -- Service Shares (1)
   Janus Henderson Global Technology Portfolio -- Service Shares (1) Janus Henderson Overseas Portfolio -- Institutional Shares (1)
   Janus Henderson Overseas Portfolio -- Service Shares (1)
   Janus Henderson Research Portfolio -- Institutional Shares (1)
   Janus Henderson Research Portfolio -- Service Shares (1)

Legg Mason Partners Variable Equity Trust
   ClearBridge Variable Aggressive Growth Portfolio -- Class II
   ClearBridge Variable Dividend Strategy Portfolio -- Class I
   ClearBridge Variable Dividend Strategy Portfolio -- Class II
   ClearBridge Variable Large Cap Value Portfolio -- Class I
MFS(R) Variable Insurance Trust
   MFS(R) Investors Trust Series -- Service Class Shares
   MFS(R) New Discovery Series -- Service Class Shares
   MFS(R) Total Return Series -- Service Class Shares
   MFS(R) Utilities Series -- Service Class Shares
MFS(R) Variable Insurance Trust II
   MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares MFS(R) Strategic Income Portfolio -- Service Class Shares
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation Fund/VA -- Non-Service Shares
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Non-Service Shares
   Oppenheimer Conservative Balanced Fund/VA -- Service Shares
   Oppenheimer Discovery Mid Cap Growth Fund/VA -- Non-Service Shares Oppenheimer Discovery Mid Cap Growth Fund/VA -- Service Shares
   Oppenheimer Global Fund/VA -- Service Shares
   Oppenheimer Global Strategic Income Fund/VA -- Non-Service Shares
   Oppenheimer Main Street Fund/VA -- Service Shares
   Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares
   Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares (1)
PIMCO Variable Insurance Trust
   All Asset Portfolio -- Advisor Class Shares
   High Yield Portfolio -- Administrative Class Shares
   International Bond Portfolio (U.S. Dollar Hedged) -- Administrative
     Class Shares (1)
   Long-Term U.S. Government Portfolio -- Administrative Class Shares
   Low Duration Portfolio -- Administrative Class Shares
   Total Return Portfolio -- Administrative Class Shares
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
State Street Variable Insurance Series Funds, Inc.
   Income V.I.S. Fund -- Class 1 Shares
   Premier Growth Equity V.I.S. Fund -- Class 1 Shares
   Real Estate Securities V.I.S. Fund -- Class 1 Shares
   S&P 500(R) Index V.I.S. Fund -- Class 1 Shares
   Small-Cap Equity V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 1 Shares
   Total Return V.I.S. Fund -- Class 3 Shares
   U.S. Equity V.I.S. Fund -- Class 1 Shares
The Alger Portfolios
   Alger Large Cap Growth Portfolio -- Class I-2 Shares
   Alger Small Cap Growth Portfolio -- Class I-2 Shares
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares
   Jennison Portfolio -- Class II Shares
   Natural Resources Portfolio -- Class II Shares
   SP International Growth Portfolio -- Class II Shares
   SP Prudential U.S. Emerging Growth Portfolio -- Class II Shares
Wells Fargo Variable Trust
   Wells Fargo VT Omega Growth Fund -- Class 2

   Statement of assets and liabilities as of December 31, 2018, the related statement of operations for the period from January 1, 2018 to August 17, 2018 (closure) and the statements of changes in net assets for the period from January 1, 2018 to August 17, 2018 (closure) and the year ended December 31, 2017.

Federated Insurance Series
   Federated Managed Tail Risk Fund II -- Primary Shares

(1)See Note 1 to the financial statements for the former name of the subaccount.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2018


                                                               AB Variable Products Series Fund, Inc.
                                                        ----------------------------------------------------
                                                             AB           AB
                                                          Balanced      Global         AB           AB
                                                           Wealth      Thematic    Growth and  International
                                          Consolidated    Strategy      Growth       Income        Value
                                             Total      Portfolio -- Portfolio -- Portfolio -- Portfolio --
                                          (unaudited)     Class B      Class B      Class B       Class B
------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)      $4,542,441,297  $12,219,802   $1,987,993  $40,689,400   $28,765,983
Dividend receivable                           1,221,673           --           --           --            --
Receivable for units sold                     1,037,945           --          199           --        18,367
Total assets                              4,544,700,915   12,219,802    1,988,192   40,689,400    28,784,350

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                       616,969        1,780          252        5,131         4,015
Payable for units withdrawn                   3,164,354       14,528           --      127,344            --
Total liabilities                             3,781,323       16,308          252      132,475         4,015

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                       3,986,151,656   11,144,296    1,987,940   40,377,004    27,488,349
Variable annuity contract owners in the
annuitization period                        554,767,936    1,059,198           --      179,921     1,291,986
Net assets                               $4,540,919,592  $12,203,494   $1,987,940  $40,556,925   $28,780,335

Investments in securities at cost        $4,748,128,769  $13,571,699   $1,555,784  $37,038,249   $32,392,179
Shares outstanding                                   --    1,224,429       75,503    1,488,274     2,340,601




                                            AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         ----------------------------------------------------------------------------------
                                             Invesco          Invesco         Invesco                          Invesco
                                               V.I.            V.I.             V.I.           Invesco           V.I.
                                              Global        Government     International        V.I.            Value
                                           Real Estate      Securities         Growth        Technology     Opportunities
                                             Fund --          Fund --         Fund --          Fund --         Fund --
                                         Series II shares Series I shares Series II shares Series I shares Series II shares
---------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)              $202,150          $2,818      $41,027,182         $32,700       $3,817,939
Dividend receivable                                    --              --               --              --               --
Receivable for units sold                              20              --               --              --            3,608
Total assets                                      202,170           2,818       41,027,182          32,700        3,821,547

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                              31              --            5,667               2              487
Payable for units withdrawn                            --               1           79,019              --               --
Total liabilities                                      31               1           84,686               2              487

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                               135,589           2,817       39,232,644          32,698        3,811,315
Variable annuity contract owners in the
annuitization period                               66,550              --        1,709,852              --            9,745
Net assets                                       $202,139          $2,817      $40,942,496         $32,698       $3,821,060

Investments in securities at cost                $212,632          $2,964      $41,975,868         $34,953       $5,063,830
Shares outstanding                                 13,450             251        1,261,987           1,492          695,435

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

  AB Variable Products
Series Fund, Inc. (continued)          AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
----------------------------------------------------------------------------------------------------------------
                                  Invesco         Invesco                           Invesco         Invesco
     AB             AB             V.I.             V.I.           Invesco           V.I.             V.I.
 Large Cap      Small Cap        American         American           V.I.            Core          Equity and
   Growth         Growth         Franchise       Franchise         Comstock         Equity           Income
Portfolio --   Portfolio --       Fund --         Fund --          Fund --          Fund --         Fund --
  Class B        Class B      Series I shares Series II shares Series II shares Series I shares Series II shares
----------------------------------------------------------------------------------------------------------------

 $21,757,218    $12,264,963       $15,186,618       $4,472,910      $21,940,029     $95,139,102      $17,566,552
          --             --                --               --               --              --               --
          --          1,155                --               --               --         207,485           13,300
  21,757,218     12,266,118        15,186,618        4,472,910       21,940,029      95,346,587       17,579,852

       2,702          1,507             1,862              562            2,801          13,402            2,707
       4,615             --                93            4,787           11,099              --               --
       7,317          1,507             1,955            5,349           13,900          13,402            2,707

  21,731,352     12,242,258        15,180,581        4,454,588       21,896,762      89,870,500       17,003,293
      18,549         22,353             4,082           12,973           29,367       5,462,685          573,852
 $21,749,901    $12,264,611       $15,184,663       $4,467,561      $21,926,129     $95,333,185      $17,577,145

 $20,098,476    $13,405,167       $15,459,240       $2,919,636      $21,210,095    $109,057,066      $18,109,895
     444,842        816,032           265,733           81,474        1,366,129       3,074,955        1,095,172

     American
      Century
     Variable
Portfolios II, Inc. American Century Variable Portfolios, Inc. BlackRock Variable Series Funds, Inc.
----------------------------------------------------------------------------------------------------
                                                                  BlackRock          BlackRock
        VP             VP                                         Advantage            Basic
     Inflation      Income &        VP          VP       VP       U.S. Total           Value
    Protection       Growth    International Ultra(R)   Value       Market              V.I.
      Fund --       Fund --       Fund --    Fund --   Fund --   V.I. Fund --         Fund --
     Class II       Class I       Class I    Class I   Class I Class III Shares   Class III Shares
----------------------------------------------------------------------------------------------------

        $36,565,180 $327,635        $511,149  $39,948  $58,061       $3,793,535        $27,742,118
                 --       --              --       --       --               --                 --
                 --      364              --       --       --            3,188             33,607
         36,565,180  327,999         511,149   39,948   58,061        3,796,723         27,775,725

              5,235       49              75      (10)       6              484              3,838
            172,870       --              16        1        5               --                 --
            178,105       49              91       (9)      11              484              3,838

         34,056,052  231,977         377,199   39,957   58,050        3,792,014         26,517,698
          2,331,023   95,973         133,859       --       --            4,225          1,254,189
        $36,387,075 $327,950        $511,058  $39,957  $58,050       $3,796,239        $27,771,887

        $39,182,761 $324,228        $516,958  $31,199  $40,832       $4,575,644        $31,617,379
          3,793,068   36,323          53,580    2,296    5,800          258,768          2,257,292

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                                                                              Deutsche
                                                                                                                DWS
                                         BlackRock Variable Series Funds,  Columbia Funds Variable Series     Variable
                                                 Inc. (continued)                  Trust II                   Series I
                                         --------------------------------- ------------------------------  --------------
                                                             BlackRock                       Columbia
                                            BlackRock        Large Cap     CTIVP/SM/ --      Variable
                                              Global           Focus         Loomis        Portfolio --         DWS
                                            Allocation         Growth        Sayles          Overseas         Capital
                                               V.I.             V.I.         Growth            Core            Growth
                                             Fund --          Fund --       Fund --          Fund --           VIP --
                                         Class III Shares Class III Shares  Class 1          Class 2       Class B Shares
-------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)          $213,368,241       $4,798,088 $37,253,689      $12,123,382            $9,641
Dividend receivable                                    --               --          --               --                --
Receivable for units sold                              --               --      21,130            2,263                --
Total assets                                  213,368,241        4,798,088  37,274,819       12,125,645             9,641

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          32,118              645       5,028            1,544                 1
Payable for units withdrawn                       106,058               16          --               --                 1
Total liabilities                                 138,176              661       5,028            1,544                 2

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                           196,411,359        4,797,427  35,999,793       12,087,071             9,639
Variable annuity contract owners in the
annuitization period                           16,818,706               --   1,269,998           37,030                --
Net assets                                   $213,230,065       $4,797,427 $37,269,791      $12,124,101            $9,639

Investments in securities at cost            $227,743,782       $5,204,229 $30,923,246      $12,678,976            $8,244
Shares outstanding                             16,476,312          365,429   1,307,147          956,857               355

                                                                                                      Fidelity(R)
                                                                                                       Variable
                                                                                                       Insurance
                                                   Federated Insurance Series (continued)            Products Fund
                                         ----------------------------------------------------------- -------------
                                           Federated
                                              High                       Federated      Federated         VIP
                                             Income       Federated       Managed        Managed         Asset
                                              Bond         Kaufmann      Tail Risk      Volatility    Manager/SM/
                                           Fund II --     Fund II --     Fund II --     Fund II --   Portfolio --
                                         Service Shares Service Shares Primary Shares Primary Shares Initial Class
------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $10,469,899    $16,660,579            $--     $8,555,699   $36,773,610
Dividend receivable                                  --             --             --             --            --
Receivable for units sold                            --             --             --         14,617            --
Total assets                                 10,469,899     16,660,579             --      8,570,316    36,773,610

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         1,327          2,107             --          1,017         3,684
Payable for units withdrawn                       4,119        100,628             --             --         9,440
Total liabilities                                 5,446        102,735             --          1,017        13,124

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          10,443,798     16,513,419             --      8,497,470    36,282,499
Variable annuity contract owners in the
annuitization period                             20,655         44,425             --         71,829       477,987
Net assets                                  $10,464,453    $16,557,844            $--     $8,569,299   $36,760,486

Investments in securities at cost           $11,400,581    $14,372,991            $--     $8,941,441   $39,808,618
Shares outstanding                            1,733,427        948,240             --        891,219     2,688,129

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                                                            Federated
                                                                            Eaton Vance     Insurance
Deutsche DWS Variable Series II                  Dreyfus                   Variable Trust     Series
--------------------------------------------------------------------------------------------------------
                                   Dreyfus       Dreyfus     The Dreyfus
                     DWS          Investment     Variable    Sustainable                    Federated
                    Small         Portfolios    Investment       U.S.                          High
     DWS           Mid Cap          MidCap       Fund --        Equity           VT           Income
   CROCI(R)         Value           Stock       Government    Portfolio,   Floating-Rate       Bond
 U.S. VIP --        VIP --       Portfolio --  Money Market    Inc. --         Income       Fund II --
Class B Shares  Class B Shares  Initial Shares  Portfolio   Initial Shares      Fund      Primary Shares
--------------------------------------------------------------------------------------------------------

       $43,435          $9,965         $88,363   $1,089,943     $5,898,301    $55,070,404     $8,710,844
            --              --              --        1,679             --        208,797             --
            --              --              --           --             --             --             --
        43,435           9,965          88,363    1,091,622      5,898,301     55,279,201      8,710,844

             7               1              11          140            733          7,522          1,042
            --               2              --            1            255        101,429          1,123
             7               3              11          141            988        108,951          2,165

        43,428           9,962          88,352    1,091,481      5,897,313     52,814,328      8,674,487
            --              --              --           --             --      2,355,922         34,192
       $43,428          $9,962         $88,352   $1,091,481     $5,897,313    $55,170,250     $8,708,679

       $43,466         $11,343         $89,052   $1,089,943     $6,219,630    $57,070,891     $9,552,991
         3,217             817           5,260    1,089,943        191,940      6,173,812      1,435,065

                         Fidelity(R) Variable Insurance Products Fund (continued)
-----------------------------------------------------------------------------------------------------------
                                                                    VIP
      VIP                                                         Dynamic
     Asset            VIP            VIP            VIP           Capital          VIP            VIP
  Manager/SM/      Balanced     Contrafund(R)  Contrafund(R)   Appreciation   Equity-Income  Equity-Income
 Portfolio --    Portfolio --   Portfolio --   Portfolio --    Portfolio --   Portfolio --   Portfolio --
Service Class 2 Service Class 2 Initial Class Service Class 2 Service Class 2 Initial Class Service Class 2
-----------------------------------------------------------------------------------------------------------

     $4,927,965     $57,202,946   $86,806,076     $96,367,377      $1,733,031   $66,564,689     $61,016,712
             --              --            --              --              --            --              --
             --          24,484            --           1,296             251            --          34,559
      4,927,965      57,227,430    86,806,076      96,368,673       1,733,282    66,564,689      61,051,271

            746           8,633        10,101          12,444             219         7,459           8,098
            934              --        10,771              --              --         3,580              --
          1,680           8,633        20,872          12,444             219        11,039           8,098

      4,870,730      54,283,830    86,536,269      94,598,260       1,729,274    66,195,898      59,757,796
         55,555       2,934,967       248,935       1,757,969           3,789       357,752       1,285,377
     $4,926,285     $57,218,797   $86,785,204     $96,356,229      $1,733,063   $66,553,650     $61,043,173

     $5,306,173     $55,754,008   $75,751,531     $91,315,669      $1,618,955   $69,721,788     $64,465,650
        369,690       3,494,377     2,701,714       3,077,847         145,878     3,267,781       3,073,890

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                 Fidelity(R) Variable Insurance Products Fund (continued)
                                         -------------------------------------------------------------------------
                                              VIP            VIP            VIP            VIP
                                           Growth &       Growth &        Growth         Growth           VIP
                                            Income         Income      Opportunities  Opportunities     Growth
                                         Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                         Initial Class Service Class 2 Initial Class Service Class 2 Initial Class
------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $17,106,242     $12,730,750   $10,431,325      $7,034,761   $54,334,330
Dividend receivable                                 --              --            --              --            --
Receivable for units sold                        3,347              --            --              --            --
Total assets                                17,109,589      12,730,750    10,431,325       7,034,761    54,334,330

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                        1,987           1,625         1,234             800         5,959
Payable for units withdrawn                         --          27,099         1,667           2,369         4,826
Total liabilities                                1,987          28,724         2,901           3,169        10,785

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         17,056,215      12,697,923    10,415,580       7,031,592    54,063,792
Variable annuity contract owners in the
annuitization period                            51,387           4,103        12,844              --       259,753
Net assets                                 $17,107,602     $12,702,026   $10,428,424      $7,031,592   $54,323,545

Investments in securities at cost          $13,999,805     $11,775,641    $7,213,266      $6,483,557   $39,334,714
Shares outstanding                             882,675         672,162       274,436         187,794       860,810

                                              Franklin Templeton Variable Insurance Products Trust (continued)
                                         --------------------------------------------------------------------------
                                                           Franklin       Franklin
                                            Franklin      Large Cap        Mutual       Templeton      Templeton
                                             Income         Growth         Shares        Foreign        Foreign
                                          VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --    VIP Fund --
                                         Class 2 Shares Class 2 Shares Class 2 Shares Class 1 Shares Class 2 Shares
-------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $235,454,387       $160,103    $11,797,699     $5,402,246       $561,582
Dividend receivable                                  --             --             --             --             --
Receivable for units sold                            --             --         10,615             --             --
Total assets                                235,454,387        160,103     11,808,314      5,402,246        561,582

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                        38,104             20          1,485            652             82
Payable for units withdrawn                      87,800             24             --          2,266             51
Total liabilities                               125,904             44          1,485          2,918            133

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         215,255,086        160,059     11,757,646      5,391,937        427,159
Variable annuity contract owners in the
annuitization period                         20,073,397             --         49,183          7,391        134,290
Net assets                                 $235,328,483       $160,059    $11,806,829     $5,399,328       $561,449

Investments in securities at cost          $242,011,111       $148,365    $11,799,013     $6,113,358       $627,390
Shares outstanding                           15,973,839          8,562        678,029        415,238         44,080

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                                                                               Franklin
                                                                                              Templeton
                                                                                               Variable
                                                                                              Insurance
                 Fidelity(R) Variable Insurance Products Fund (continued)                   Products Trust
----------------------------------------------------------------------------------------------------------
                                                                                               Franklin
                      VIP                                                         VIP          Founding
      VIP         Investment         VIP            VIP            VIP           Value          Funds
    Growth        Grade Bond       Mid Cap        Mid Cap       Overseas      Strategies      Allocation
 Portfolio --    Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --    VIP Fund --
Service Class 2 Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2 Class 2 Shares
----------------------------------------------------------------------------------------------------------

    $18,736,652     $76,305,567        $8,816     $94,698,594   $13,287,332      $1,980,757    $52,904,627
             --              --            --              --            --              --             --
             --              --            --          75,884            19              --         79,881
     18,736,652      76,305,567         8,816      94,774,478    13,287,351       1,980,757     52,984,508

          2,365          10,821             1          12,435         1,476             247          8,231
         17,017         418,354             1              --            --              35             --
         19,382         429,175             2          12,435         1,476             282          8,231

     18,664,583      71,535,706         8,814      92,449,848    13,240,941       1,966,518     45,212,795
         52,687       4,340,686            --       2,312,195        44,934          13,957      7,763,482
    $18,717,270     $75,876,392        $8,814     $94,762,043   $13,285,875      $1,980,475    $52,976,277

    $16,242,115     $79,924,328        $9,161    $101,925,775   $12,405,837      $2,275,404    $60,936,631
        302,643       6,342,940           292       3,240,883       694,581         176,696      8,370,985

 Franklin Templeton Variable
Insurance Products Trust (continued)   Goldman Sachs Variable Insurance Trust    JPMorgan Insurance Trust
----------------------------------------------------------------------------------------------------------
                                        Goldman        Goldman       Goldman      JPMorgan     JPMorgan
  Templeton          Templeton           Sachs          Sachs       Sachs Mid    Insurance     Insurance
    Global             Growth          Government     Large Cap     Cap Value      Trust         Trust
   Bond VIP             VIP           Money Market  Value Fund --    Fund --     Core Bond   Mid Cap Value
   Fund --            Fund --           Fund --     Institutional Institutional Portfolio -- Portfolio --
Class 1 Shares     Class 2 Shares    Service Shares    Shares        Shares       Class 1       Class 1
----------------------------------------------------------------------------------------------------------

    $5,388,966         $7,351,205      $126,655,733    $5,490,129   $29,998,349   $2,665,744      $331,350
            --                 --           202,763            --            --           --            --
            --              5,975            60,960            --            --           --           529
     5,388,966          7,357,180       126,919,456     5,490,129    29,998,349    2,665,744       331,879

           594                931            16,339           646         3,619          400            50
            68                 --                --         3,003        12,405        6,401            --
           662                931            16,339         3,649        16,024        6,801            50

     5,287,252          7,279,087       125,971,075     5,414,858    29,827,826    1,826,929       232,478
       101,052             77,162           932,042        71,622       154,499      832,014        99,351
    $5,388,304         $7,356,249      $126,903,117    $5,486,480   $29,982,325   $2,658,943      $331,829

    $5,493,821         $7,961,954      $126,655,733    $7,289,209   $34,533,627   $2,760,802      $345,455
       307,239            602,064       126,655,733       715,793     2,327,257      250,070        32,613

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                         JPMorgan Insurance Trust
                                                (continued)                    Janus Aspen Series
                                         ------------------------- ------------------------------------------
                                           JPMorgan     JPMorgan       Janus                        Janus
                                          Insurance    Insurance     Henderson       Janus        Henderson
                                         Trust Small     Trust       Balanced      Henderson     Enterprise
                                           Cap Core   U.S. Equity  Portfolio --     Balanced    Portfolio --
                                         Portfolio -- Portfolio -- Institutional  Portfolio --  Institutional
                                           Class 1      Class 1       Shares     Service Shares    Shares
-------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)           $92,569   $1,294,921   $63,150,834    $93,158,107   $41,315,126
Dividend receivable                                --           --            --             --            --
Receivable for units sold                         239        2,321            --             --        13,215
Total assets                                   92,808    1,297,242    63,150,834     93,158,107    41,328,341

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          14          199         7,370         13,510         4,800
Payable for units withdrawn                        --           --        35,427         36,405            --
Total liabilities                                  14          199        42,797         49,915         4,800

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                            61,719      833,541    62,538,244     88,765,022    41,074,141
Variable annuity contract owners in the
annuitization period                           31,075      463,502       569,793      4,343,170       249,400
Net assets                                    $92,794   $1,297,043   $63,108,037    $93,108,192   $41,323,541

Investments in securities at cost             $91,793   $1,218,830   $51,489,144    $78,429,503   $27,220,872
Shares outstanding                              4,387       48,626     1,871,136      2,617,536       616,460

                                                                                                    Legg Mason
                                                                                                     Partners
                                                                                                     Variable
                                                      Janus Aspen Series (continued)               Equity Trust
                                         --------------------------------------------------------- ------------
                                             Janus                        Janus                    ClearBridge
                                           Henderson       Janus        Henderson       Janus        Variable
                                           Overseas      Henderson      Research      Henderson     Aggressive
                                         Portfolio --     Overseas    Portfolio --     Research       Growth
                                         Institutional  Portfolio --  Institutional  Portfolio --  Portfolio --
                                            Shares     Service Shares    Shares     Service Shares   Class II
---------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)        $18,321,848     $2,018,926   $35,838,461     $2,750,971   $5,229,136
Dividend receivable                                 --             --            --             --           --
Receivable for units sold                       14,354             --            --            214          244
Total assets                                18,336,202      2,018,926    35,838,461      2,751,185    5,229,380

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                        2,181            255         4,101            349          681
Payable for units withdrawn                         --             32        14,433             --           --
Total liabilities                                2,181            287        18,534            349          681

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                         18,232,865      2,018,639    35,710,492      2,748,977    5,168,519
Variable annuity contract owners in the
annuitization period                           101,156             --       109,435          1,859       60,180
Net assets                                 $18,334,021     $2,018,639   $35,819,927     $2,750,836   $5,228,699

Investments in securities at cost          $25,422,523     $2,375,098   $27,542,960     $2,091,479   $5,906,156
Shares outstanding                             685,955         78,741     1,063,456         83,692      230,054

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


                                         Janus Aspen Series (continued)
----------------------------------------------------------------------------------------------------------------
                   Janus                                                Janus          Janus          Janus
    Janus        Henderson         Janus              Janus           Henderson      Henderson      Henderson
  Henderson    Flexible Bond     Henderson          Henderson      Global Research     Global         Global
  Enterprise   Portfolio --  Forty Portfolio -- Forty Portfolio --  Portfolio --      Research      Technology
 Portfolio --  Institutional   Institutional         Service        Institutional   Portfolio --   Portfolio --
Service Shares    Shares           Shares             Shares           Shares      Service Shares Service Shares
----------------------------------------------------------------------------------------------------------------

    $4,958,533    $9,436,979        $31,615,197        $11,059,067     $35,426,788     $2,720,453     $7,443,217
            --            --                 --                 --              --             --             --
            --            --             20,771                950              --            161             --
     4,958,533     9,436,979         31,635,968         11,060,017      35,426,788      2,720,614      7,443,217

           619         1,118              3,773              1,381           4,014            342            901
        12,818         5,489                 --                 --           1,533             --         10,224
        13,437         6,607              3,773              1,381           5,547            342         11,125

     4,936,292     9,326,272         31,349,735         10,992,697      35,204,848      2,709,571      7,377,608
         8,804       104,100            282,460             65,939         216,393         10,701         54,484
    $4,945,096    $9,430,372        $31,632,195        $11,058,636     $35,421,241     $2,720,272     $7,432,092

    $3,487,794   $10,139,482        $30,635,908        $11,573,795     $23,501,775     $1,820,023     $5,471,421
        78,719       841,836            898,159            333,607         751,682         58,948        665,167




Legg Mason Partners Variable Equity Trust (continued)            MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------
ClearBridge       ClearBridge       ClearBridge
  Variable          Variable          Variable            MFS(R)       MFS(R) New     MFS(R)       MFS(R)
  Dividend          Dividend         Large Cap           Investors     Discovery   Total Return  Utilities
  Strategy          Strategy           Value          Trust Series --  Series --    Series --    Series --
Portfolio --      Portfolio --      Portfolio --          Service       Service      Service      Service
  Class I           Class II          Class I          Class Shares   Class Shares Class Shares Class Shares
------------------------------------------------------------------------------------------------------------

  $3,888,668        $7,452,113       $12,735,826           $4,767,963  $11,105,954  $37,932,279  $13,018,773
          --                --                --                   --           --           --           --
          --                --               550                   --           --           --           --
   3,888,668         7,452,113        12,736,376            4,767,963   11,105,954   37,932,279   13,018,773

         462             1,085             1,612                  601        1,394        5,833        1,640
       1,839             2,533                --                  256       18,356        8,166        1,038
       2,301             3,618             1,612                  857       19,750       13,999        2,678

   3,886,367         7,212,201        12,715,549            4,759,324   11,079,118   36,164,386   12,999,013
          --           236,294            19,215                7,782        7,086    1,753,894       17,082
  $3,886,367        $7,448,495       $12,734,764           $4,767,106  $11,086,204  $37,918,280  $13,016,095

  $3,182,923        $6,556,182       $13,030,740           $3,945,597  $11,374,281  $37,394,649  $11,925,739
     222,591           425,106           712,693              178,709      698,049    1,774,195      451,101

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                         MFS(R) Variable Insurance
                                                  Trust II             Oppenheimer Variable Account Funds
                                         -------------------------- ----------------------------------------
                                            MFS(R)
                                         Massachusetts    MFS(R)    Oppenheimer                 Oppenheimer
                                           Investors    Strategic     Capital     Oppenheimer   Conservative
                                         Growth Stock     Income    Appreciation    Capital       Balanced
                                         Portfolio --  Portfolio --  Fund/VA --   Appreciation   Fund/VA --
                                            Service      Service    Non-Service    Fund/VA --   Non-Service
                                         Class Shares  Class Shares    Shares    Service Shares    Shares
------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $5,962,309      $25,749  $22,214,455     $3,754,210   $9,406,546
Dividend receivable                                 --           --           --             --           --
Receivable for units sold                           --           --           --         11,060           --
Total assets                                 5,962,309       25,749   22,214,455      3,765,270    9,406,546

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          766            3        2,545            469        1,046
Payable for units withdrawn                        202           --        2,830             --          290
Total liabilities                                  968            3        5,375            469        1,336

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          5,846,901       25,746   22,069,643      3,764,801    9,302,553
Variable annuity contract owners in the
annuitization period                           114,440           --      139,437             --      102,657
Net assets                                  $5,961,341      $25,746  $22,209,080     $3,764,801   $9,405,210

Investments in securities at cost           $5,949,110      $27,137  $20,380,045     $3,687,691   $9,358,611
Shares outstanding                             343,056        2,802      458,030         78,573      651,874

                                          Oppenheimer
                                           Variable
                                         Account Funds
                                          (continued)               PIMCO Variable Insurance Trust
                                         ------------- ---------------------------------------------------------
                                                                                   International
                                          Oppenheimer                                   Bond        Long-Term
                                         Total Return                                Portfolio         U.S.
                                             Bond       All Asset     High Yield    (U.S. Dollar    Government
                                          Fund/VA --   Portfolio --  Portfolio --    Hedged) --    Portfolio --
                                          Non-Service    Advisor    Administrative Administrative Administrative
                                            Shares     Class Shares  Class Shares   Class Shares   Class Shares
----------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $8,096,167   $5,903,989    $40,404,744     $2,163,441    $34,774,357
Dividend receivable                                 --           --        174,102          2,986         70,264
Receivable for units sold                           --           --             --             --             --
Total assets                                 8,096,167    5,903,989     40,578,846      2,166,427     34,844,621

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                          942          761          5,527            278          4,765
Payable for units withdrawn                      1,409        1,040         94,698             73        193,467
Total liabilities                                2,351        1,801        100,225            351        198,232

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          8,001,333    5,902,188     38,966,363      2,145,643     33,247,098
Variable annuity contract owners in the
annuitization period                            92,483           --      1,512,258         20,433      1,399,291
Net assets                                  $8,093,816   $5,902,188    $40,478,621     $2,166,076    $34,646,389

Investments in securities at cost           $8,974,895   $6,333,007    $42,601,278     $2,087,773    $36,571,081
Shares outstanding                           1,080,930      587,462      5,550,102        199,579      2,992,630

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


                             Oppenheimer Variable Account Funds (continued)
---------------------------------------------------------------------------------------------------------

                Oppenheimer                                  Oppenheimer
 Oppenheimer   Discovery Mid  Oppenheimer                  Global Strategic                 Oppenheimer
 Conservative   Cap Growth   Discovery Mid   Oppenheimer        Income       Oppenheimer    Main Street
   Balanced     Fund/VA --     Cap Growth       Global        Fund/VA --     Main Street     Small Cap
  Fund/VA --    Non-Service    Fund/VA --     Fund/VA --     Non-Service      Fund/VA --   Fund(R)/VA --
Service Shares    Shares     Service Shares Service Shares      Shares      Service Shares Service Shares
---------------------------------------------------------------------------------------------------------

   $16,921,717   $19,643,841     $6,941,500    $59,130,600       $2,757,515   $106,582,255    $27,440,563
            --            --             --             --               --             --             --
            --            --             --             --               --        211,877         61,738
    16,921,717    19,643,841      6,941,500     59,130,600        2,757,515    106,794,132     27,502,301

         2,608         2,157            871          7,646              317         14,868          3,708
        24,399         1,192            268         25,466            1,600             --             --
        27,007         3,349          1,139         33,112            1,917         14,868          3,708

    15,739,139    19,458,676      6,940,361     58,220,736        2,700,235    100,853,529     26,622,211
     1,155,571       181,816             --        876,752           55,363      5,925,735        876,382
   $16,894,710   $19,640,492     $6,940,361    $59,097,488       $2,755,598   $106,779,264    $27,498,593

   $16,320,551   $17,340,859     $7,632,434    $57,837,180       $3,151,656   $104,868,040    $29,316,447
     1,188,323       286,145        107,771      1,575,556          591,741      4,020,455      1,369,973

PIMCO Variable Insurance Trust Rydex Variable
         (continued)               Trust          State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------

                                                                Premier
     Low            Total                                        Growth      Real Estate     S&P 500(R)
   Duration         Return                                       Equity       Securities       Index
 Portfolio --    Portfolio --                     Income         V.I.S.         V.I.S.         V.I.S.
Administrative  Administrative   NASDAQ --    V.I.S. Fund --    Fund --        Fund --        Fund --
 Class Shares    Class Shares   100(R) Fund   Class 1 Shares Class 1 Shares Class 1 Shares Class 1 Shares
---------------------------------------------------------------------------------------------------------

   $44,183,073    $165,580,344     $4,177,752    $15,797,862    $24,964,110    $40,393,562   $130,231,946
       115,824         445,258             --             --             --             --             --
            --              --             --             --             --         16,673          6,564
    44,298,897     166,025,602      4,177,752     15,797,862     24,964,110     40,410,235    130,238,510

         6,186          22,285            519          1,945          3,106          5,180         15,828
       146,909         697,243         83,979         13,476         40,760             --             --
       153,095         719,528         84,498         15,421         43,866          5,180         15,828

    42,736,347     160,178,949      4,093,254     15,732,946     24,610,319     39,554,269    129,698,981
     1,409,455       5,127,125             --         49,495        309,925        850,786        523,701
   $44,145,802    $165,306,074     $4,093,254    $15,782,441    $24,920,244    $40,405,055   $130,222,682

   $45,121,914    $173,506,358     $3,771,933    $16,512,061    $25,455,456    $46,802,128    $99,948,782
     4,383,241      15,799,651        114,271      1,427,088        302,559      3,625,993      3,415,472

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


                                                                                                           The Alger
                                         State Street Variable Insurance Series Funds, Inc. (continued)    Portfolios
                                         -----------------------------------------------------------    ----------------

                                           Small-Cap           Total          Total           U.S.           Alger
                                             Equity            Return         Return         Equity        Large Cap
                                             V.I.S.            V.I.S.         V.I.S.         V.I.S.          Growth
                                            Fund --           Fund --        Fund --        Fund --       Portfolio --
                                         Class 1 Shares    Class 1 Shares Class 3 Shares Class 1 Shares Class I-2 Shares
------------------------------------------------------------------------------------------------------------------------

Assets:
Investments at fair value (note 2b)         $26,218,158      $721,568,187   $467,164,815    $19,517,120      $24,729,528
Dividend receivable                                  --                --             --             --               --
Receivable for units sold                            --                --         48,741             --               --
Total assets                                 26,218,158       721,568,187    467,213,556     19,517,120       24,729,528

Liabilities:
Accrued expenses payable to affiliate
(note 4b)                                         3,277            96,834         72,949          2,425            2,931
Payable for units withdrawn                      28,722           287,976             --          8,122           24,442
Total liabilities                                31,999           384,810         72,949         10,547           27,373

Net assets attributable to:
Variable annuity contract owners in the
accumulation period                          26,103,454       342,222,845    403,332,096     18,416,019       24,563,372
Variable annuity contract owners in the
annuitization period                             82,705       378,960,532     63,808,511      1,090,554          138,783
Net assets                                  $26,186,159      $721,183,377   $467,140,607    $19,506,573      $24,702,155

Investments in securities at cost           $31,004,744      $873,474,240   $554,655,126    $19,601,500      $23,874,489
Shares outstanding                            2,332,576        51,320,639     33,345,097        512,664          480,839

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

   The Alger
   Portfolios                                                                                     Wells Fargo
  (continued)                              The Prudential Series Fund                            Variable Trust
---------------------------------------------------------------------------------------------------------------
                                                                                  SP Prudential   Wells Fargo
     Alger          Jennison                                           SP             U.S.             VT
   Small Cap          20/20                          Natural      International     Emerging         Omega
     Growth           Focus         Jennison        Resources        Growth          Growth          Growth
  Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --      Fund --
Class I-2 Shares Class II Shares Class II Shares Class II Shares Class II Shares Class II Shares    Class 2
---------------------------------------------------------------------------------------------------------------

     $17,044,389      $4,893,093      $4,864,843     $32,872,313            $171         $15,475     $6,896,779
              --              --              --              --              --              --             --
              --           1,169              --          10,001              --              --             --
      17,044,389       4,894,262       4,864,843      32,882,314             171          15,475      6,896,779

           1,997             619             615           4,586              --               2            858
             658              --             193              --               1              --            269
           2,655             619             808           4,586               1               2          1,127

      16,905,337       4,893,643       4,857,337      31,194,382             170          15,473      6,895,652
         136,397              --           6,698       1,683,346              --              --             --
     $17,041,734      $4,893,643      $4,864,035     $32,877,728            $170         $15,473     $6,895,652

     $17,637,164      $2,825,514      $3,536,831     $39,372,121            $177          $7,723     $6,998,042
         727,460         173,699          82,905       1,546,205              25           1,208        273,356

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations


                                                                 AB Variable Products Series Fund, Inc.
                                                        --------------------------------------------------------
                                                             AB            AB
                                                          Balanced       Global          AB            AB
                                                           Wealth       Thematic     Growth and   International
                                          Consolidated    Strategy       Growth        Income         Value
                                             Total      Portfolio --  Portfolio --  Portfolio --  Portfolio --
                                          (unaudited)     Class B       Class B       Class B        Class B
                                         -------------  ------------  ------------  ------------  -------------
                                           Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                          December 31,  December 31,  December 31,  December 31,  December 31,
                                              2018          2018          2018          2018          2018
----------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends               $88,865,377      $231,040           $--      $313,091       $382,884
Mortality and expense risk and
administrative charges (note 4a)            87,599,651       252,291        69,479       670,903        584,480
Net investment income (expense)              1,265,726       (21,251)      (69,479)     (357,812)      (201,596)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                   132,754,040        56,788       554,019     1,887,660        835,566
Change in unrealized appreciation
(depreciation)                            (937,668,929)   (2,162,254)     (876,156)   (9,594,665)    (9,474,041)
Capital gain distributions                 450,704,511     1,033,969            --     4,759,282             --
Net realized and unrealized gain (loss)
on investments                            (354,210,378)   (1,071,497)     (322,137)   (2,947,723)    (8,638,475)

Increase (decrease) in net assets from
operations                               $(352,944,652)  $(1,092,748)    $(391,616)  $(3,305,535)   $(8,840,071)

                                               AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         ---------------------------------------------------------------------------------------
                                             Invesco           Invesco          Invesco                            Invesco
                                               V.I.             V.I.              V.I.            Invesco            V.I.
                                              Global         Government      International         V.I.             Value
                                           Real Estate       Securities          Growth         Technology      Opportunities
                                             Fund --           Fund --          Fund --           Fund --          Fund --
                                         Series II shares  Series I shares  Series II shares  Series I shares  Series II shares
                                         ----------------  ---------------  ----------------  ---------------  ----------------
                                            Year Ended       Year Ended        Year Ended       Year Ended        Year Ended
                                           December 31,     December 31,      December 31,     December 31,      December 31,
                                               2018             2018              2018             2018              2018
--------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                       $8,373              $61          $848,676              $--               $--
Mortality and expense risk and
administrative charges (note 4a)                    4,248               28           801,930              161            79,061
Net investment income (expense)                     4,125               33            46,746             (161)          (79,061)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                              208             (141)        1,270,099            3,984           (36,419)
Change in unrealized appreciation
(depreciation)                                    (25,469)              67        (9,860,811)          (2,252)       (1,408,906)
Capital gain distributions                          2,792               --           332,892               --           514,647
Net realized and unrealized gain (loss)
on investments                                    (22,469)             (74)       (8,257,820)           1,732          (930,678)

Increase (decrease) in net assets from
operations                                       $(18,344)            $(41)      $(8,211,074)          $1,571       $(1,009,739)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

AB Variable Products Series
  Fund, Inc. (continued)                AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
-------------------------------------------------------------------------------------------------------------------
                                Invesco          Invesco                             Invesco          Invesco
     AB            AB            V.I.              V.I.            Invesco            V.I.              V.I.
 Large Cap     Small Cap       American          American            V.I.             Core           Equity and
   Growth        Growth        Franchise        Franchise          Comstock          Equity            Income
Portfolio --  Portfolio --      Fund --          Fund --           Fund --           Fund --          Fund --
  Class B       Class B     Series I shares  Series II shares  Series II shares  Series I shares  Series II shares
-------------------------------------------------------------------------------------------------------------------
 Year Ended    Year Ended     Year Ended        Year Ended        Year Ended       Year Ended        Year Ended
December 31,  December 31,   December 31,      December 31,      December 31,     December 31,      December 31,
    2018          2018           2018              2018              2018             2018              2018
-------------------------------------------------------------------------------------------------------------------

         $--           $--              $--               $--          $372,497         $971,196          $400,203
     368,317       214,196          303,679            83,572           424,422        1,691,633           388,004
    (368,317)     (214,196)        (303,679)          (83,572)          (51,925)        (720,437)           12,199

     995,959       143,099        1,043,040           500,560         1,354,027           56,105           385,215
  (3,160,197)   (1,086,745)      (2,439,276)         (929,679)       (7,310,704)     (18,119,672)       (3,568,996)
   2,775,229       765,462        1,239,126           332,332         2,562,095        6,955,804           889,187
     610,991      (178,184)        (157,110)          (96,787)       (3,394,582)     (11,107,763)       (2,294,594)

    $242,674     $(392,380)       $(460,789)        $(180,359)      $(3,446,507)    $(11,828,200)      $(2,282,395)

     American
      Century
     Variable
Portfolios II, Inc.         American Century Variable Portfolios, Inc.        BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------
                                                                                 BlackRock          BlackRock
        VP                VP                                                     Advantage            Basic
     Inflation         Income &         VP             VP            VP          U.S. Total           Value
    Protection          Growth     International    Ultra(R)       Value           Market              V.I.
      Fund --          Fund --        Fund --       Fund --       Fund --       V.I. Fund --         Fund --
     Class II          Class I        Class I       Class I       Class I     Class III Shares   Class III Shares
-------------------------------------------------------------------------------------------------------------------
    Year Ended        Year Ended    Year Ended     Year Ended    Year Ended      Year Ended         Year Ended
   December 31,      December 31,  December 31,   December 31,  December 31,    December 31,       December 31,
       2018              2018          2018           2018          2018            2018               2018
-------------------------------------------------------------------------------------------------------------------

         $1,060,875        $9,086         $7,422          $113        $1,086           $65,636           $474,309
            657,188         9,024         10,523           827           965            70,551            564,580
            403,687            62         (3,101)         (714)          121            (4,915)           (90,271)

           (590,405)       40,500         17,951         4,480         2,483            31,047            711,400
         (1,603,969)     (104,574)      (151,554)       (7,971)       (9,170)         (911,308)        (6,763,144)
                 --        42,990         38,384         4,357             4           560,215          3,350,790
         (2,194,374)      (21,084)       (95,219)          866        (6,683)         (320,046)        (2,700,954)

        $(1,790,687)     $(21,022)      $(98,320)         $152       $(6,562)        $(324,961)       $(2,791,225)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                             Deutsche DWS
                                              BlackRock Variable Series      Columbia Funds Variable Series    Variable
                                               Funds, Inc. (continued)                 Trust II                Series I
                                         ----------------------------------- ----------------------------   --------------
                                                              BlackRock                        Columbia
                                            BlackRock         Large Cap                        Variable
                                              Global            Focus        CTIVP/SM/ --    Portfolio --        DWS
                                            Allocation          Growth       Loomis Sayles     Overseas        Capital
                                               V.I.              V.I.           Growth           Core           Growth
                                             Fund --           Fund --          Fund --        Fund --          VIP --
                                         Class III Shares  Class III Shares     Class 1        Class 2      Class B Shares
                                         ----------------  ----------------  --------------  -------------  --------------
                                            Year Ended        Year Ended      Year Ended      Year Ended      Year Ended
                                           December 31,      December 31,    December 31,    December 31,    December 31,
                                               2018              2018            2018            2018            2018
---------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $2,017,796               $--            $--       $388,347              $50
Mortality and expense risk and
administrative charges (note 4a)                4,622,898            83,783        881,508        243,926              156
Net investment income (expense)                (2,605,102)          (83,783)      (881,508)       144,421             (106)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        2,944,861           162,756      7,791,681        381,739               65
Change in unrealized appreciation
(depreciation)                                (33,182,511)         (598,255)    (6,881,234)    (3,299,700)          (1,246)
Capital gain distributions                     10,272,259           536,743             --             --              958
Net realized and unrealized gain (loss)
on investments                                (19,965,391)          101,244        910,447     (2,917,961)            (223)

Increase (decrease) in net assets from
operations                                   $(22,570,493)          $17,461        $28,939    $(2,773,540)           $(329)

                                                                                                          Fidelity(R) Variable
                                                                                                               Insurance
                                                      Federated Insurance Series (continued)                 Products Fund
                                         ---------------------------------------------------------------- --------------------
                                           Federated
                                              High                          Federated       Federated             VIP
                                             Income        Federated         Managed         Managed             Asset
                                              Bond          Kaufmann        Tail Risk       Volatility        Manager/SM/
                                           Fund II --      Fund II --      Fund II --       Fund II --        Portfolio --
                                         Service Shares  Service Shares  Primary Shares   Primary Shares     Initial Class
                                         --------------  --------------  ---------------  --------------  --------------------
                                           Year Ended      Year Ended      Period from      Year Ended         Year Ended
                                          December 31,    December 31,    January 1 to     December 31,       December 31,
                                              2018            2018       August 17, 2018       2018               2018
-------------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $950,517             $--         $163,722        $153,459              $675,828
Mortality and expense risk and
administrative charges (note 4a)                184,174         302,728           43,853          99,798               508,782
Net investment income (expense)                 766,343        (302,728)         119,869          53,661               167,046

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        (73,395)        892,856         (694,390)         56,054                30,007
Change in unrealized appreciation
(depreciation)                               (1,253,412)     (1,401,812)         513,322      (1,062,153)           (4,161,857)
Capital gain distributions                           --       1,462,648               --              --             1,387,996
Net realized and unrealized gain (loss)
on investments                               (1,326,807)        953,692         (181,068)     (1,006,099)           (2,743,854)

Increase (decrease) in net assets from
operations                                    $(560,464)       $650,964         $(61,199)      $(952,438)          $(2,576,808)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                                   Eaton Vance       Federated
Deutsche DWS Variable Series II                      Dreyfus                      Variable Trust  Insurance Series
-------------------------------------------------------------------------------------------------------------------
                                   Dreyfus        Dreyfus
                     DWS          Investment      Variable       The Dreyfus                         Federated
     DWS            Small         Portfolios     Investment      Sustainable                            High
   CROCI(R)        Mid Cap          MidCap        Fund --            U.S.               VT             Income
     U.S.           Value           Stock        Government         Equity        Floating-Rate         Bond
    VIP --          VIP --       Portfolio --   Money Market  Portfolio, Inc. --      Income         Fund II --
Class B Shares  Class B Shares  Initial Shares   Portfolio      Initial Shares         Fund        Primary Shares
-------------------------------------------------------------------------------------------------------------------
  Year Ended      Year Ended      Year Ended     Year Ended       Year Ended        Year Ended       Year Ended
 December 31,    December 31,    December 31,   December 31,     December 31,      December 31,     December 31,
     2018            2018            2018           2018             2018              2018             2018
-------------------------------------------------------------------------------------------------------------------

        $1,064            $117            $607       $13,024            $112,157      $1,960,811          $845,238
           903             196           1,557        15,832              98,201         852,533           150,327
           161             (79)           (950)       (2,808)             13,956       1,108,278           694,911

           803              99           1,229            --              15,229          74,762          (113,844)
       (10,337)         (4,153)        (30,641)           --          (1,579,490)     (2,290,816)       (1,039,799)
         3,476           2,059          12,456            --           1,186,313              --                --
        (6,058)         (1,995)        (16,956)           --            (377,948)     (2,216,054)       (1,153,643)

       $(5,897)        $(2,074)       $(17,906)      $(2,808)          $(363,992)    $(1,107,776)        $(458,732)

                             Fidelity(R) Variable Insurance Products Fund (continued)
------------------------------------------------------------------------------------------------------------------
                                                                        VIP
      VIP                                                             Dynamic
     Asset             VIP             VIP             VIP            Capital           VIP             VIP
  Manager/SM/       Balanced      Contrafund(R)   Contrafund(R)    Appreciation    Equity-Income   Equity-Income
 Portfolio --     Portfolio --    Portfolio --    Portfolio --     Portfolio --    Portfolio --    Portfolio --
Service Class 2  Service Class 2  Initial Class  Service Class 2  Service Class 2  Initial Class  Service Class 2
------------------------------------------------------------------------------------------------------------------
  Year Ended       Year Ended      Year Ended      Year Ended       Year Ended      Year Ended      Year Ended
 December 31,     December 31,    December 31,    December 31,     December 31,    December 31,    December 31,
     2018             2018            2018            2018             2018            2018            2018
------------------------------------------------------------------------------------------------------------------

        $79,454         $811,350       $708,216         $516,250           $6,883     $1,692,209       $1,409,589
        106,367        1,220,329      1,486,291        2,038,303           34,253      1,073,600        1,171,929
        (26,913)        (408,979)      (778,075)      (1,522,053)         (27,370)       618,609          237,660

          1,105        1,816,145      3,894,585       10,245,894          142,997        820,275          820,838
       (574,028)      (8,495,996)   (19,011,710)     (27,527,175)        (453,751)   (12,275,710)     (11,446,611)
        194,956        3,436,112      9,037,248       12,185,195          218,500      3,704,720        3,469,438
       (377,967)      (3,243,739)    (6,079,877)      (5,096,086)         (92,254)    (7,750,715)      (7,156,335)

      $(404,880)     $(3,652,718)   $(6,857,952)     $(6,618,139)       $(119,624)   $(7,132,106)     $(6,918,675)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Fidelity(R) Variable Insurance Products Fund (continued)
                                         ------------------------------------------------------------------------------
                                              VIP             VIP             VIP             VIP
                                           Growth &        Growth &         Growth          Growth            VIP
                                            Income          Income       Opportunities   Opportunities      Growth
                                         Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --
                                         Initial Class  Service Class 2  Initial Class  Service Class 2  Initial Class
                                         -------------  ---------------  -------------  ---------------  -------------
                                          Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                         December 31,    December 31,    December 31,    December 31,    December 31,
                                             2018            2018            2018            2018            2018
-----------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $71,463          $35,053        $13,405           $3,691       $151,290
Mortality and expense risk and
administrative charges (note 4a)               292,064          300,104        161,295           72,419        870,484
Net investment income (expense)               (220,601)        (265,051)      (147,890)         (68,728)      (719,194)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       927,904          969,894        885,473          203,438      3,700,028
Change in unrealized appreciation
(depreciation)                              (3,857,744)      (3,705,644)      (254,069)         (76,850)   (12,118,407)
Capital gain distributions                   1,203,098        1,056,008        625,253          244,594      8,924,979
Net realized and unrealized gain (loss)
on investments                              (1,726,742)      (1,679,742)     1,256,657          371,182        506,600

Increase (decrease) in net assets from
operations                                 $(1,947,343)     $(1,944,793)    $1,108,767         $302,454      $(212,594)

                                                Franklin Templeton Variable Insurance Products Trust (continued)
                                         -------------------------------------------------------------------------------
                                                            Franklin        Franklin
                                            Franklin       Large Cap         Mutual        Templeton       Templeton
                                             Income          Growth          Shares         Foreign         Foreign
                                          VIP Fund --     VIP Fund --     VIP Fund --     VIP Fund --     VIP Fund --
                                         Class 2 Shares  Class 2 Shares  Class 2 Shares  Class 1 Shares  Class 2 Shares
                                         --------------  --------------  --------------  --------------  --------------
                                           Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
                                          December 31,    December 31,    December 31,    December 31,    December 31,
                                              2018            2018            2018            2018            2018
------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                $13,149,218             $--        $333,650        $196,339         $16,780
Mortality and expense risk and
administrative charges (note 4a)              5,434,700           2,816         224,306          99,447          11,398
Net investment income (expense)               7,714,518          (2,816)        109,344          96,892           5,382

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                      2,723,078           3,736         434,049          21,418           3,229
Change in unrealized appreciation
(depreciation)                              (26,254,304)        (18,700)     (2,460,891)     (1,261,325)       (121,160)
Capital gain distributions                           --          14,339         519,534              --              --
Net realized and unrealized gain (loss)
on investments                              (23,531,226)           (625)     (1,507,308)     (1,239,907)       (117,931)

Increase (decrease) in net assets from
operations                                 $(15,816,708)        $(3,441)    $(1,397,964)    $(1,143,015)      $(112,549)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                     Franklin
                                                                                                    Templeton
                                                                                                     Variable
                                                                                                    Insurance
                                                                                                     Products
                    Fidelity(R) Variable Insurance Products Fund (continued)                          Trust
-----------------------------------------------------------------------------------------------------------------
                                                                                                     Franklin
                       VIP                                                             VIP           Founding
      VIP          Investment          VIP             VIP             VIP            Value           Funds
    Growth         Grade Bond        Mid Cap         Mid Cap        Overseas       Strategies       Allocation
 Portfolio --     Portfolio --    Portfolio --    Portfolio --    Portfolio --    Portfolio --     VIP Fund --
Service Class 2  Service Class 2  Initial Class  Service Class 2  Initial Class  Service Class 2  Class 2 Shares
-----------------------------------------------------------------------------------------------------------------
  Year Ended       Year Ended      Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
 December 31,     December 31,    December 31,    December 31,    December 31,    December 31,     December 31,
     2018             2018            2018            2018            2018            2018             2018
-----------------------------------------------------------------------------------------------------------------

         $8,717       $1,948,709            $73         $471,827       $242,120          $17,219      $1,922,626
        334,392        1,759,565             86        1,937,770        221,772           37,700       1,207,211
       (325,675)         189,144            (13)      (1,465,943)        20,348          (20,481)        715,415

      1,082,722       (2,221,583)           447        3,075,326        621,430           23,535        (320,027)
     (4,002,479)      (1,784,533)        (3,050)     (30,139,403)    (3,213,278)        (574,262)     (8,777,795)
      3,013,336          744,429          1,108       10,860,719             --          110,093       1,505,639
         93,579       (3,261,687)        (1,495)     (16,203,358)    (2,591,848)        (440,634)     (7,592,183)

      $(232,096)     $(3,072,543)       $(1,508)    $(17,669,301)   $(2,571,500)       $(461,115)    $(6,876,768)

  Franklin Templeton Variable
Insurance Products Trust (continued)    Goldman Sachs Variable Insurance Trust       JPMorgan Insurance Trust
---------------------------------------------------------------------------------------------------------------
                                     Goldman Sachs                                   JPMorgan      JPMorgan
  Templeton                            Government    Goldman Sachs  Goldman Sachs   Insurance      Insurance
    Global           Templeton           Money         Large Cap       Mid Cap        Trust      Trust Mid Cap
     Bond              Growth            Market      Value Fund --  Value Fund --   Core Bond        Value
 VIP Fund --        VIP Fund --         Fund --      Institutional  Institutional  Portfolio --  Portfolio --
Class 1 Shares     Class 2 Shares    Service Shares     Shares         Shares        Class 1        Class 1
---------------------------------------------------------------------------------------------------------------
  Year Ended         Year Ended        Year Ended     Year Ended     Year Ended     Year Ended    Year Ended
 December 31,       December 31,      December 31,   December 31,   December 31,   December 31,  December 31,
     2018               2018              2018           2018           2018           2018          2018
---------------------------------------------------------------------------------------------------------------

           $--           $222,843        $1,732,220        $80,394       $456,812       $78,717         $2,755
        75,425            163,022         1,871,260         96,037        542,538        57,093          6,043
       (75,425)            59,821          (139,040)       (15,643)       (85,726)       21,624         (3,288)

       (20,840)           195,546                --       (227,028)       674,811       (52,967)         3,528
       144,549         (2,695,737)               --       (709,378)    (8,768,742)      (41,694)       (55,547)
            --            943,778                --        344,499      4,142,802         5,364          4,604
       123,709         (1,556,413)               --       (591,907)    (3,951,129)      (89,297)       (47,415)

       $48,284        $(1,496,592)        $(139,040)     $(607,550)   $(4,036,855)     $(67,673)      $(50,703)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          JPMorgan Insurance Trust
                                                 (continued)                      Janus Aspen Series
                                         --------------------------- ---------------------------------------------
                                           JPMorgan      JPMorgan        Janus                          Janus
                                          Insurance     Insurance      Henderson        Janus         Henderson
                                         Trust Small    Trust U.S.     Balanced       Henderson      Enterprise
                                           Cap Core       Equity     Portfolio --      Balanced     Portfolio --
                                         Portfolio --  Portfolio --  Institutional   Portfolio --   Institutional
                                           Class 1       Class 1        Shares      Service Shares     Shares
                                         ------------  ------------  -------------  --------------  -------------
                                          Year Ended    Year Ended    Year Ended      Year Ended     Year Ended
                                         December 31,  December 31,  December 31,    December 31,   December 31,
                                             2018          2018          2018            2018           2018
------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                     $743        $8,967     $1,500,780      $1,841,477       $127,070
Mortality and expense risk and
administrative charges (note 4a)                3,040        23,665      1,003,039       1,851,397        698,686
Net investment income (expense)                (2,297)      (14,698)       497,741          (9,920)      (571,616)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       34,228        66,733      3,159,139       4,593,136      3,729,475
Change in unrealized appreciation
(depreciation)                                (48,958)     (297,146)    (5,813,102)     (8,321,339)    (5,733,086)
Capital gain distributions                     12,748       127,399      1,939,579       2,726,490      2,247,583
Net realized and unrealized gain (loss)
on investments                                 (1,982)     (103,014)      (714,384)     (1,001,713)       243,972

Increase (decrease) in net assets from
operations                                    $(4,279)    $(117,712)     $(216,643)    $(1,011,633)     $(327,644)

                                                                                                        Legg Mason
                                                                                                         Partners
                                                                                                         Variable
                                                        Janus Aspen Series (continued)                 Equity Trust
                                         ------------------------------------------------------------- ------------
                                             Janus                          Janus                      ClearBridge
                                           Henderson        Janus         Henderson        Janus         Variable
                                           Overseas       Henderson       Research       Henderson      Aggressive
                                         Portfolio --      Overseas     Portfolio --      Research        Growth
                                         Institutional   Portfolio --   Institutional   Portfolio --   Portfolio --
                                            Shares      Service Shares     Shares      Service Shares    Class II
                                         -------------  --------------  -------------  --------------  ------------
                                          Year Ended      Year Ended     Year Ended      Year Ended     Year Ended
                                         December 31,    December 31,   December 31,    December 31,   December 31,
                                             2018            2018           2018            2018           2018
--------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                  $394,122         $40,774       $231,772         $11,908       $22,696
Mortality and expense risk and
administrative charges (note 4a)               328,230          38,257        610,463          53,332        97,955
Net investment income (expense)                 65,892           2,517       (378,691)        (41,424)      (75,259)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                      (657,016)         (4,737)     2,582,864         283,711       155,052
Change in unrealized appreciation
(depreciation)                              (3,014,728)       (400,619)    (5,402,574)       (493,130)   (1,043,203)
Capital gain distributions                          --              --      2,075,139         167,464       389,738
Net realized and unrealized gain (loss)
on investments                              (3,671,744)       (405,356)      (744,571)        (41,955)     (498,413)

Increase (decrease) in net assets from
operations                                 $(3,605,852)      $(402,839)   $(1,123,262)       $(83,379)    $(573,672)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                        Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------------
                    Janus          Janus                           Janus                            Janus
    Janus         Henderson      Henderson        Janus          Henderson          Janus         Henderson
  Henderson     Flexible Bond      Forty        Henderson     Global Research     Henderson         Global
  Enterprise    Portfolio --   Portfolio --       Forty        Portfolio --    Global Research    Technology
 Portfolio --   Institutional  Institutional   Portfolio --    Institutional    Portfolio --     Portfolio --
Service Shares     Shares         Shares      Service Shares      Shares       Service Shares   Service Shares
---------------------------------------------------------------------------------------------------------------
  Year Ended     Year Ended     Year Ended      Year Ended      Year Ended       Year Ended       Year Ended
 December 31,   December 31,   December 31,    December 31,    December 31,     December 31,     December 31,
     2018           2018           2018            2018            2018             2018             2018
---------------------------------------------------------------------------------------------------------------

        $7,547       $310,572       $423,875        $160,974         $468,217          $31,863         $96,718

        87,312        149,485        539,417         203,279          590,142           53,455         129,771
       (79,765)       161,087       (115,542)        (42,305)        (121,925)         (21,592)        (33,053)

       293,264       (194,443)       975,810         289,076        2,644,152          355,728         943,334
      (559,124)      (246,001)    (4,916,888)     (1,776,114)      (5,553,141)        (582,087)     (1,143,352)
       277,844             --      4,554,060       1,729,486               --               --         292,001
        11,984       (440,444)       612,982         242,448       (2,908,989)        (226,359)         91,983

      $(67,781)     $(279,357)      $497,440        $200,143      $(3,030,914)       $(247,951)        $58,930




Legg Mason Partners Variable Equity Trust (continued)              MFS(R) Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------
ClearBridge       ClearBridge       ClearBridge
  Variable          Variable          Variable            MFS(R)        MFS(R) New   MFS(R) Total     MFS(R)
  Dividend          Dividend         Large Cap           Investors      Discovery       Return      Utilities
  Strategy          Strategy           Value          Trust Series --   Series --     Series --     Series --
Portfolio --      Portfolio --      Portfolio --          Service        Service       Service       Service
  Class I           Class II          Class I          Class Shares    Class Shares  Class Shares  Class Shares
----------------------------------------------------------------------------------------------------------------
 Year Ended        Year Ended        Year Ended         Year Ended      Year Ended    Year Ended    Year Ended
December 31,      December 31,      December 31,       December 31,    December 31,  December 31,  December 31,
    2018              2018              2018               2018            2018          2018          2018
----------------------------------------------------------------------------------------------------------------

     $68,705          $114,713          $221,205              $24,887           $--      $836,350      $119,053

      66,819           163,166           236,439               88,900       223,344       819,065       221,327
       1,886           (48,453)          (15,234)             (64,013)     (223,344)       17,285      (102,274)

     336,392           677,016           549,834              333,758       841,632     1,163,011       239,861
    (879,805)       (1,651,733)       (2,943,595)            (888,614)   (2,618,971)   (6,367,996)     (281,271)
     267,719           492,522           926,251              250,644     1,867,510     1,925,845        54,427
    (275,694)         (482,195)       (1,467,510)            (304,212)       90,171    (3,279,140)       13,017

   $(273,808)        $(530,648)      $(1,482,744)           $(368,225)    $(133,173)  $(3,261,855)     $(89,257)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          MFS(R) Variable Insurance
                                                   Trust II               Oppenheimer Variable Account Funds
                                         ---------------------------- -------------------------------------------
                                            MFS(R)
                                         Massachusetts     MFS(R)     Oppenheimer                   Oppenheimer
                                           Investors     Strategic      Capital      Oppenheimer    Conservative
                                         Growth Stock      Income     Appreciation     Capital        Balanced
                                         Portfolio --   Portfolio --   Fund/VA --    Appreciation    Fund/VA --
                                            Service       Service     Non-Service     Fund/VA --    Non-Service
                                         Class Shares   Class Shares     Shares     Service Shares     Shares
                                         -------------  ------------  ------------  --------------  ------------
                                          Year Ended     Year Ended    Year Ended     Year Ended     Year Ended
                                         December 31,   December 31,  December 31,   December 31,   December 31,
                                             2018           2018          2018           2018           2018
-----------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                   $24,099        $1,062       $90,032             $--      $196,507
Mortality and expense risk and
administrative charges (note 4a)               118,670           409       389,082          68,461       136,108
Net investment income (expense)                (94,571)          653      (299,050)        (68,461)       60,399

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                       282,513          (159)    1,292,426         186,360       136,917
Change in unrealized appreciation
(depreciation)                                (543,473)       (1,525)   (4,506,704)       (730,285)   (1,077,671)
Capital gain distributions                     425,878            --     2,117,435         329,816       232,364
Net realized and unrealized gain (loss)
on investments                                 164,918        (1,684)   (1,096,843)       (214,109)     (708,390)

Increase (decrease) in net assets from
operations                                     $70,347       $(1,031)  $(1,395,893)      $(282,570)    $(647,991)

                                          Oppenheimer
                                           Variable
                                         Account Funds
                                          (continued)                  PIMCO Variable Insurance Trust
                                         -------------  -------------------------------------------------------------
                                          Oppenheimer                                 International
                                         Total Return                                 Bond Portfolio  Long-Term U.S.
                                             Bond        All Asset      High Yield     (U.S. Dollar     Government
                                          Fund/VA --    Portfolio --   Portfolio --     Hedged) --     Portfolio --
                                          Non-Service     Advisor     Administrative  Administrative  Administrative
                                            Shares      Class Shares   Class Shares    Class Shares    Class Shares
                                         -------------  ------------  --------------  --------------  --------------
                                          Year Ended     Year Ended     Year Ended      Year Ended      Year Ended
                                         December 31,   December 31,   December 31,    December 31,    December 31,
                                             2018           2018           2018            2018            2018
---------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                  $288,713      $196,479      $2,178,119         $29,213        $819,991
Mortality and expense risk and
administrative charges (note 4a)               124,292       103,354         710,742          35,080         571,038
Net investment income (expense)                164,421        93,125       1,467,377          (5,867)        248,953

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                      (248,449)       (9,308)       (140,682)         11,214        (913,409)
Change in unrealized appreciation
(depreciation)                                (154,432)     (539,026)     (3,166,751)           (219)       (929,237)
Capital gain distributions                          --            --              --           7,042         169,237
Net realized and unrealized gain (loss)
on investments                                (402,881)     (548,334)     (3,307,433)         18,037      (1,673,409)

Increase (decrease) in net assets from
operations                                   $(238,460)    $(455,209)    $(1,840,056)        $12,170     $(1,424,456)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                    Oppenheimer Variable Account Funds (continued)
-----------------------------------------------------------------------------------------------------------------------


 Oppenheimer       Oppenheimer       Oppenheimer                       Oppenheimer                       Oppenheimer
 Conservative     Discovery Mid     Discovery Mid    Oppenheimer     Global Strategic    Oppenheimer     Main Street
   Balanced         Cap Growth        Cap Growth        Global            Income         Main Street      Small Cap
  Fund/VA --        Fund/VA --        Fund/VA --      Fund/VA --        Fund/VA --        Fund/VA --    Fund(R)/VA --
Service Shares  Non-Service Shares  Service Shares  Service Shares  Non-Service Shares  Service Shares  Service Shares
-----------------------------------------------------------------------------------------------------------------------
  Year Ended        Year Ended        Year Ended      Year Ended        Year Ended        Year Ended      Year Ended
 December 31,      December 31,      December 31,    December 31,      December 31,      December 31,    December 31,
     2018              2018              2018            2018              2018              2018            2018
-----------------------------------------------------------------------------------------------------------------------

      $332,687                 $--             $--        $670,315            $152,538        $932,739         $23,792

       366,707             323,370         129,345       1,317,567              43,480       1,922,333         643,454
       (34,020)           (323,370)       (129,345)       (647,252)            109,058        (989,594)       (619,662)

       473,483           1,264,794          40,993       7,383,293             (61,866)      4,531,072       3,002,414
    (2,286,726)         (5,608,443)     (1,755,094)    (22,841,217)           (228,149)    (24,012,941)    (10,233,356)
       457,140           3,260,360       1,186,865       6,251,962                  --       9,089,198       5,192,879
    (1,356,103)         (1,083,289)       (527,236)     (9,205,962)           (290,015)    (10,392,671)     (2,038,063)

   $(1,390,123)        $(1,406,659)      $(656,581)    $(9,853,214)          $(180,957)   $(11,382,265)    $(2,657,725)



PIMCO Variable Insurance Trust  Rydex Variable
          (continued)               Trust             State Street Variable Insurance Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------
                                                                   Premier           Real            S&P
                                                                    Growth          Estate          500(R)
 Low Duration    Total Return                       Income          Equity        Securities        Index
 Portfolio --    Portfolio --                       V.I.S.          V.I.S.          V.I.S.          V.I.S.
Administrative  Administrative    NASDAQ --        Fund --         Fund --         Fund --         Fund --
 Class Shares    Class Shares    100(R) Fund    Class 1 Shares  Class 1 Shares  Class 1 Shares  Class 1 Shares
---------------------------------------------------------------------------------------------------------------
  Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended      Year Ended
 December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
     2018            2018            2018            2018            2018            2018            2018
---------------------------------------------------------------------------------------------------------------

      $838,395      $4,874,630             $--        $354,499         $39,658      $1,096,699      $2,491,431

       745,955       3,211,681          80,687         253,616         458,108         716,050       2,272,554
        92,440       1,662,949         (80,687)        100,883        (418,450)        380,649         218,877

      (275,603)     (2,827,887)        432,561         (90,545)      1,080,172      (1,175,007)     10,877,487
      (408,769)     (5,774,875)       (684,435)       (543,978)     (5,109,267)     (3,054,175)    (28,541,135)
            --       2,037,138         214,254              --       3,572,415         548,280       9,449,465
      (684,372)     (6,565,624)        (37,620)       (634,523)       (456,680)     (3,680,902)     (8,214,183)

     $(591,932)    $(4,902,675)      $(118,307)      $(533,640)      $(875,130)    $(3,300,253)    $(7,995,306)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                                                                                            The Alger
                                         State Street Variable Insurance Series Funds, Inc. (continued)     Portfolios
                                         --------------------------------------------------------------- ----------------

                                           Small-Cap         Total           Total            U.S.            Alger
                                             Equity          Return          Return          Equity         Large Cap
                                             V.I.S.          V.I.S.          V.I.S.          V.I.S.           Growth
                                            Fund --         Fund --         Fund --         Fund --        Portfolio --
                                         Class 1 Shares  Class 1 Shares  Class 3 Shares  Class 1 Shares  Class I-2 Shares
                                         --------------  --------------  --------------  --------------  ----------------
                                           Year Ended      Year Ended      Year Ended      Year Ended       Year Ended
                                          December 31,    December 31,    December 31,    December 31,     December 31,
                                              2018            2018            2018            2018             2018
--------------------------------------------------------------------------------------------------------------------------

Investment income and expense:
Income -- Ordinary dividends                        $--     $17,290,104      $9,883,046        $186,484               $--
Mortality and expense risk and
administrative charges (note 4a)                514,838      13,215,766      10,611,893         356,768           432,230
Net investment income (expense)                (514,838)      4,074,338        (728,847)       (170,284)         (432,230)

Net realized and unrealized gain (loss)
on investments:
Net realized gain (loss)                        724,347      12,732,046      15,553,068         780,546         1,563,183
Change in unrealized appreciation
(depreciation)                               (7,359,690)   (239,009,728)   (163,129,738)     (3,395,008)       (5,132,052)
Capital gain distributions                    4,013,077     159,884,782     104,312,914       1,915,201         4,601,589
Net realized and unrealized gain (loss)
on investments                               (2,622,266)    (66,392,900)    (43,263,756)       (699,261)        1,032,720

Increase (decrease) in net assets from
operations                                  $(3,137,104)   $(62,318,562)   $(43,992,603)      $(869,545)         $600,490

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

   The Alger
   Portfolios                                                                                           Wells Fargo
  (continued)                                  The Prudential Series Fund                              Variable Trust
----------------------------------------------------------------------------------------------------------------------
                                                                                            SP
     Alger           Jennison                                              SP           Prudential      Wells Fargo
   Small Cap           20/20                            Natural       International    U.S. Emerging      VT Omega
     Growth            Focus          Jennison         Resources         Growth           Growth           Growth
  Portfolio --     Portfolio --     Portfolio --     Portfolio --     Portfolio --     Portfolio --       Fund --
Class I-2 Shares  Class II Shares  Class II Shares  Class II Shares  Class II Shares  Class II Shares     Class 2
----------------------------------------------------------------------------------------------------------------------
   Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended       Year Ended
  December 31,     December 31,     December 31,     December 31,     December 31,     December 31,     December 31,
      2018             2018             2018             2018             2018             2018             2018
----------------------------------------------------------------------------------------------------------------------

             $--              $--              $--              $--              $--              $--             $--

         300,962           93,564           89,816          587,092                9              279         123,070
        (300,962)         (93,564)         (89,816)        (587,092)              (9)            (279)       (123,070)

         510,941          519,319          412,707          (79,944)              64              381         206,865
        (632,555)        (769,924)        (404,187)      (6,820,702)             (94)          (1,770)       (914,057)
         754,262               --               --               --               --               --         821,699
         632,648         (250,605)           8,520       (6,900,646)             (30)          (1,389)        114,507

        $331,686        $(344,169)        $(81,296)     $(7,487,738)            $(39)         $(1,668)        $(8,563)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets



                                                                               AB Variable Products Series Fund, Inc.
                                         --------------  --------------  ---------------------------------------------------
                                                                                    AB                        AB
                                                  Consolidated                Balanced Wealth           Global Thematic
                                                      Total                Strategy Portfolio --      Growth Portfolio --
                                                   (unaudited)                    Class B                   Class B
                                         ------------------------------- ------------------------- -------------------------
                                           Year ended      Year ended     Year ended   Year ended   Year ended   Year ended
                                          December 31,    December 31,   December 31, December 31, December 31, December 31,
                                              2018            2017           2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $1,265,726     $(3,875,929)    $(21,251)       $(319)    $(69,479)    $(51,696)
Net realized gain (loss) on investments     132,754,040     134,157,658       56,788      (30,854)     554,019      203,077
Change in unrealized appreciation
(depreciation) on investments              (937,668,929)    435,316,978   (2,162,254)   1,876,473     (876,156)     952,642
Capital gain distribution                   450,704,511     147,536,972    1,033,969      126,002           --           --
Increase (decrease) in net assets from
operations                                 (352,944,652)    713,135,679   (1,092,748)   1,971,302     (391,616)   1,104,023

From capital transactions (note 4):
Net premiums                                 14,558,650      17,488,517        6,598       19,874        6,980          120
Death benefits                              (78,740,946)   (120,401,805)    (100,214)     (73,278)     (24,229)       4,461
Surrenders                                 (595,802,607)   (624,583,438)  (1,309,503)  (1,578,637)    (513,949)    (406,570)
Administrative expenses                     (21,910,104)    (22,691,160)    (103,761)    (106,744)     (16,028)     (16,846)
Transfers between subaccounts
(including fixed account), net               (2,662,214)      8,172,071     (506,118)    (524,762)  (2,124,590)   2,228,248
Increase (decrease) in net assets from
capital transactions                       (684,557,221)   (742,015,815)  (2,012,998)  (2,263,547)  (2,671,816)   1,809,413
Increase (decrease) in net assets        (1,037,501,873)    (28,880,136)  (3,105,746)    (292,245)  (3,063,432)   2,913,436
Net assets at beginning of year           5,578,421,465   5,607,301,601   15,309,240   15,601,485    5,051,372    2,137,936
Net assets at end of year                $4,540,919,592  $5,578,421,465  $12,203,494  $15,309,240   $1,987,940   $5,051,372

Change in units (note 5):
Units purchased                              51,358,636      57,514,127       35,383       25,018       11,601      136,930
Units redeemed                              (88,156,878)   (100,995,724)    (187,646)    (207,650)    (138,426)     (42,248)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (36,798,242)    (43,481,597)    (152,263)    (182,632)    (126,825)      94,682

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                          AB Variable Products Series Fund, Inc. (continued)
----------------------------------------------------------------------------------------------------------
           AB                          AB                        AB                        AB
       Growth and                 International               Large Cap                 Small Cap
   Income Portfolio --         Value Portfolio --        Growth Portfolio --       Growth Portfolio --
         Class B                     Class B                   Class B                   Class B
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018           2017         2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


  $(357,812)     $(125,101)   $(201,596)   $(125,145)   $(368,317)   $(315,695)   $(214,196)    $(92,323)
  1,887,660      2,953,505      835,566    3,622,193      995,959      789,156      143,099     (305,147)
 (9,594,665)       153,131   (9,474,041)   7,032,431   (3,160,197)   3,682,992   (1,086,745)   2,036,054
  4,759,282      3,763,756           --           --    2,775,229    1,192,055      765,462           --
 (3,305,535)     6,745,291   (8,840,071)  10,529,479      242,674    5,348,508     (392,380)   1,638,584

     85,388         36,458       53,845       74,807      451,538      480,452      463,453       38,748
   (433,883)      (623,709)     (45,245)    (124,859)    (412,999)    (272,151)    (150,514)     (21,671)
 (3,499,481)    (4,262,541)  (4,037,887)  (5,625,385)  (1,738,233)  (1,869,212)    (885,065)    (669,272)
   (100,093)      (100,453)    (262,765)    (368,035)    (105,963)     (82,193)     (73,480)     (24,615)
  2,963,330         49,543    4,511,849  (39,899,627)     993,012      (71,892)   6,738,428      (43,430)
   (984,739)    (4,900,702)     219,797  (45,943,099)    (812,645)  (1,814,996)   6,092,822     (720,240)
 (4,290,274)     1,844,589   (8,620,274) (35,413,620)    (569,971)   3,533,512    5,700,442      918,344
 44,847,199     43,002,610   37,400,609   72,814,229   22,319,872   18,786,360    6,564,169    5,645,825
$40,556,925    $44,847,199  $28,780,335  $37,400,609  $21,749,901  $22,319,872  $12,264,611   $6,564,169

    286,296        210,792    1,118,776      369,881      170,019      122,883      356,386       50,004
   (327,946)      (436,938)  (1,016,326)  (6,691,625)    (220,778)    (243,070)     (91,945)     (86,839)
    (41,650)      (226,146)     102,450   (6,321,744)     (50,759)    (120,187)     264,441      (36,835)

 AIM Variable Insurance
 Funds (Invesco Variable
    Insurance Funds)
-------------------------
         Invesco
      V.I. American
    Franchise Fund --
     Series I shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(303,679)   $(172,411)
  1,043,040      443,287
 (2,439,276)     418,223
  1,239,126    1,526,786
   (460,789)   2,215,885

    526,963      182,199
    (88,423)    (132,667)
 (1,385,091)    (999,681)
    (88,830)     (44,376)
 (5,797,335)  14,400,719
 (6,832,716)  13,406,194
 (7,293,505)  15,622,079
 22,478,168    6,856,089
$15,184,663  $22,478,168

     80,443      864,141
   (432,720)    (112,236)
   (352,277)     751,905

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
                                         -----------------------------------------------------------------------------
                                                  Invesco                   Invesco                   Invesco
                                               V.I. American             V.I. Comstock               V.I. Core
                                             Franchise Fund --              Fund --               Equity Fund --
                                             Series II shares          Series II shares           Series I shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(83,572)    $(79,258)    $(51,925)   $(192,980)   $(720,437)   $(638,004)
Net realized gain (loss) on investments      500,560      279,258    1,354,027    6,555,646       56,105      731,816
Change in unrealized appreciation
(depreciation) on investments               (929,679)     511,408   (7,310,704)  (3,671,387) (18,119,672)   5,144,656
Capital gain distribution                    332,332      413,919    2,562,095    1,212,461    6,955,804    4,905,132
Increase (decrease) in net assets from
operations                                  (180,359)   1,125,327   (3,446,507)   3,903,740  (11,828,200)  10,143,600

From capital transactions (note 4):
Net premiums                                      --           --          398       63,132      181,787      203,841
Death benefits                                 2,881       (1,236)     (53,463)     (98,361)    (186,029)    (218,921)
Surrenders                                  (799,634)    (335,908)  (2,927,561)  (4,941,334) (10,724,674) (10,735,368)
Administrative expenses                      (19,907)     (17,700)    (120,829)    (265,741)    (873,996)    (779,928)
Transfers between subaccounts
(including fixed account), net               (12,108)      69,701     (866,603) (54,396,541)  24,513,436    5,385,983
Increase (decrease) in net assets from
capital transactions                        (828,768)    (285,143)  (3,968,058) (59,638,845)  12,910,524   (6,144,393)
Increase (decrease) in net assets         (1,009,127)     840,184   (7,414,565) (55,735,105)   1,082,324    3,999,207
Net assets at beginning of year            5,476,688    4,636,504   29,340,694   85,075,799   94,250,861   90,251,654
Net assets at end of year                 $4,467,561   $5,476,688  $21,926,129  $29,340,694  $95,333,185  $94,250,861

Change in units (note 5):
Units purchased                                5,289        7,972       57,065      208,023    2,298,933      866,805
Units redeemed                               (35,306)     (22,233)    (201,322)  (3,840,447)  (1,482,125)  (1,230,926)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (30,017)     (14,261)    (144,257)  (3,632,424)     816,808     (364,121)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)
---------------------------------------------------------------------------------------------------------------------------------
         Invesco                   Invesco                   Invesco                   Invesco                   Invesco
     V.I. Equity and          V.I. Global Real           V.I. Government         V.I. International          V.I. Technology
     Income Fund --            Estate Fund --          Securities Fund --          Growth Fund --                Fund --
    Series II shares          Series II shares           Series I shares          Series II shares           Series I shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


    $12,199     $(88,101)     $4,125       $2,817         $33          $75        $46,746    $(161,223)     $(161)       $--
    385,215      415,575         208        3,766        (141)          (1)     1,270,099    1,460,137      3,984         --
 (3,568,996)   1,077,645     (25,469)      14,822          67          (13)    (9,860,811)   7,456,114     (2,252)        --
    889,187      392,210       2,792        4,013          --           --        332,892           --         --         --
 (2,282,395)   1,797,329     (18,344)      25,418         (41)          61     (8,211,074)   8,755,028      1,571         --

      8,228       17,893          --           --          80          240         86,881       61,333         --         --
    (63,874)     (41,759)       (265)      (3,118)         --           --        (52,369)     (86,410)        --         --
 (1,692,175)  (1,665,500)    (16,522)     (27,566)     (3,050)          --     (5,079,170)  (5,030,022)        --         --
   (141,536)    (134,047)       (350)        (400)         --           --       (370,485)    (349,818)        --         --
     64,458    1,075,602        (943)     (13,019)        243          364      2,921,860   11,523,627     31,127         --
 (1,824,899)    (747,811)    (18,080)     (44,103)     (2,727)         604     (2,493,283)   6,118,710     31,127         --
 (4,107,294)   1,049,518     (36,424)     (18,685)     (2,768)         665    (10,704,357)  14,873,738     32,698         --
 21,684,439   20,634,921     238,563      257,248       5,585        4,920     51,646,853   36,773,115         --         --
$17,577,145  $21,684,439    $202,139     $238,563      $2,817       $5,585    $40,942,496  $51,646,853    $32,698        $--

    176,203      156,277       2,063        1,685          19           35        708,580    1,477,047      7,800         --
   (291,676)    (203,323)     (3,394)      (4,666)       (180)          --       (888,373)    (872,437)    (3,286)        --

   (115,473)     (47,046)     (1,331)      (2,981)       (161)          35       (179,793)     604,610      4,514         --

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          AIM Variable Insurance
                                          Funds (Invesco Variable
                                             Insurance Funds)          American Century             American Century
                                                (continued)        Variable Portfolios II, Inc. Variable Portfolios, Inc.
                                         ------------------------- ---------------------------- -------------------------

                                                  Invesco
                                                V.I. Value                    VP                           VP
                                           Opportunities Fund --     Inflation Protection            Income & Growth
                                             Series II shares          Fund -- Class II              Fund -- Class I
                                         ------------------------- ---------------------------- -------------------------
                                          Year ended   Year ended   Year ended     Year ended    Year ended   Year ended
                                         December 31, December 31, December 31,   December 31,  December 31, December 31,
                                             2018         2017         2018           2017          2018         2017
-------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(79,061)    $(85,554)    $403,687       $324,631          $62       $2,842
Net realized gain (loss) on investments      (36,419)     (92,883)    (590,405)      (316,675)      40,500       35,220
Change in unrealized appreciation
(depreciation) on investments             (1,408,906)     969,564   (1,603,969)       726,409     (104,574)      53,781
Capital gain distribution                    514,647           --           --             --       42,990       17,429
Increase (decrease) in net assets from
operations                                (1,009,739)     791,127   (1,790,687)       734,365      (21,022)     109,272

From capital transactions (note 4):
Net premiums                                   1,604       35,107       66,835         46,438           --           --
Death benefits                                (2,057)     (16,159)     (53,672)      (113,267)        (398)      (8,098)
Surrenders                                  (629,690)    (582,320)  (4,192,686)    (4,449,527)     (35,249)     (69,222)
Administrative expenses                      (17,612)     (18,052)    (336,246)      (322,886)        (505)        (513)
Transfers between subaccounts
(including fixed account), net                (3,732)    (519,954)   5,078,034       (855,139)    (204,202)    (182,085)
Increase (decrease) in net assets from
capital transactions                        (651,487)  (1,101,378)     562,265     (5,694,381)    (240,354)    (259,918)
Increase (decrease) in net assets         (1,661,226)    (310,251)  (1,228,422)    (4,960,016)    (261,376)    (150,646)
Net assets at beginning of year            5,482,286    5,792,537   37,615,497     42,575,513      589,326      739,972
Net assets at end of year                 $3,821,060   $5,482,286  $36,387,075    $37,615,497     $327,950     $589,326

Change in units (note 5):
Units purchased                               12,816       18,668    1,005,959        319,934        3,312        1,948
Units redeemed                               (45,283)     (78,829)    (963,632)      (793,730)     (14,960)     (15,270)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (32,467)     (60,161)      42,327       (473,796)     (11,648)     (13,322)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1




           American Century Variable Portfolios, Inc. (continued)                    BlackRock Variable Series Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
                                                                                      BlackRock                 BlackRock
                                                                                      Advantage                   Basic
           VP                                                                     U.S. Total Market               Value
      International              VP Ultra(R)                VP Value                V.I. Fund --              V.I. Fund --
     Fund -- Class I           Fund -- Class I           Fund -- Class I          Class III Shares          Class III Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


   $(3,101)     $(5,719)      $(714)       $(694)        $121         $132        $(4,915)    $(34,390)    $(90,271)   $(294,112)
    17,951       30,842       4,480        4,421        2,483        1,447         31,047      384,333      711,400    1,508,241
  (151,554)     127,547      (7,971)       6,149       (9,170)       3,072       (911,308)    (960,764)  (6,763,144)    (812,724)
    38,384           --       4,357        2,308            4           --        560,215    1,139,347    3,350,790    1,386,547
   (98,320)     152,670         152       12,184       (6,562)       4,651       (324,961)     528,526   (2,791,225)   1,787,952

        --           --          --           --           --           --         67,092       80,717       54,268       67,631
      (517)      (6,215)         --           --           --           --        (29,592)    (535,752)     (62,974)    (111,051)
   (44,554)     (57,377)     (2,430)      (2,741)      (5,046)      (2,929)      (306,558)    (412,946)  (3,578,735)  (4,588,814)
    (1,370)      (1,230)       (288)        (302)        (175)        (175)       (19,604)     (18,796)    (282,626)    (345,092)
    34,527       26,036      (1,866)     (10,647)         878          198       (158,878)    (562,168)  (1,311,045) (17,189,830)
   (11,914)     (38,786)     (4,584)     (13,690)      (4,343)      (2,906)      (447,540)  (1,448,945)  (5,181,112) (22,167,156)
  (110,234)     113,884      (4,432)      (1,506)     (10,905)       1,745       (772,501)    (920,419)  (7,972,337) (20,379,204)
   621,292      507,408      44,389       45,895       68,955       67,210      4,568,740    5,489,159   35,744,224   56,123,428
  $511,058     $621,292     $39,957      $44,389      $58,050      $68,955     $3,796,239   $4,568,740  $27,771,887  $35,744,224

     6,035       10,915         408           37           31            7         10,509       21,745      237,494      305,280
    (6,177)     (12,133)       (576)        (683)        (170)        (111)       (29,486)     (89,995)    (523,677)  (1,743,341)

      (142)      (1,218)       (168)        (646)        (139)        (104)       (18,977)     (68,250)    (286,183)  (1,438,061)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                Columbia Funds Variable
                                           BlackRock Variable Series Funds, Inc. (continued)        Series Trust II
                                         ----------------------------------------------------- -------------------------
                                                                             BlackRock
                                                  BlackRock                  Large Cap
                                                   Global                      Focus                 CTIVP/SM/ --
                                                 Allocation                   Growth                 Loomis Sayles
                                                V.I. Fund --               V.I. Fund --             Growth Fund --
                                              Class III Shares           Class III Shares               Class 1
                                         --------------------------- ------------------------- -------------------------
                                          Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
                                         December 31,  December 31,  December 31, December 31, December 31, December 31,
                                             2018          2017          2018         2017         2018         2017
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)           $(2,605,102)  $(1,706,180)    $(83,783)    $(52,938)   $(881,508)   $(840,057)
Net realized gain (loss) on investments     2,944,861     2,108,688      162,756      117,033    7,791,681    2,354,943
Change in unrealized appreciation
(depreciation) on investments             (33,182,511)   27,565,058     (598,255)      74,788   (6,881,234)  12,269,071
Capital gain distribution                  10,272,259     3,154,966      536,743      661,700           --           --
Increase (decrease) in net assets from
operations                                (22,570,493)   31,122,532       17,461      800,583       28,939   13,783,957

From capital transactions (note 4):
Net premiums                                  202,504       213,770          495        7,240      106,897       46,530
Death benefits                               (873,197)   (1,232,399)     (32,001)    (100,421)     (31,020)     (61,803)
Surrenders                                (25,485,445)  (29,518,882)    (416,198)    (134,277)  (5,601,455)  (5,804,665)
Administrative expenses                    (1,993,575)   (2,121,892)     (18,905)      (9,691)    (413,557)    (372,039)
Transfers between subaccounts
(including fixed account), net            (10,555,429)   (8,840,468)   1,116,939      666,113  (20,318,621)  35,320,018
Increase (decrease) in net assets from
capital transactions                      (38,705,142)  (41,499,871)     650,330      428,964  (26,257,756)  29,128,041
Increase (decrease) in net assets         (61,275,635)  (10,377,339)     667,791    1,229,547  (26,228,817)  42,911,998
Net assets at beginning of year           274,505,700   284,883,039    4,129,636    2,900,089   63,498,608   20,586,610
Net assets at end of year                $213,230,065  $274,505,700   $4,797,427   $4,129,636  $37,269,791  $63,498,608

Change in units (note 5):
Units purchased                               781,945       551,881       60,806       46,532      431,772    4,098,302
Units redeemed                             (3,459,061)   (3,527,103)     (35,747)     (26,458)  (2,240,397)  (1,417,973)
Net increase (decrease) in units from
capital transactions with contract
owners                                     (2,677,116)   (2,975,222)      25,059       20,074   (1,808,625)   2,680,329

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

 Columbia Funds Variable      Deutsche DWS Variable
Series Trust II (continued)         Series I                    Deutsche DWS Variable Series II
----------------------------------------------------------------------------------------------------------
        Columbia
        Variable
      Portfolio --                     DWS                       DWS                       DWS
      Overseas Core                  Capital                  CROCI(R)                Small Mid Cap
         Fund --                  Growth VIP --              U.S. VIP --              Value VIP --
         Class 2                 Class B Shares            Class B Shares            Class B Shares
----------------------------------------------------------------------------------------------------------
 Year ended    Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31,  December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017          2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $144,421       $44,142       $(106)        $(93)        $161        $(319)        $(79)       $(168)
    381,739       294,450          65           42          803        1,486           99        1,955
 (3,299,700)    3,185,521      (1,246)       1,318      (10,337)       7,946       (4,153)      (1,055)
         --            --         958          694        3,476           --        2,059          284
 (2,773,540)    3,524,113        (329)       1,961       (5,897)       9,113       (2,074)       1,016

      3,308         2,990          --           --           --           --           --           --
      3,478        (7,186)         --           --           --           --           --           --
 (1,723,708)   (2,025,459)         --           --       (1,899)        (766)        (477)       1,503
    (49,475)      (50,322)        (28)         (24)         (33)          91          (23)         155
      6,749      (237,375)        (71)         (36)       1,327      (11,444)         540      (11,235)
 (1,759,648)   (2,317,352)        (99)         (60)        (605)     (12,119)          40       (9,577)
 (4,533,188)    1,206,761        (428)       1,901       (6,502)      (3,006)      (2,034)      (8,561)
 16,657,289    15,450,528      10,067        8,166       49,930       52,936       11,996       20,557
$12,124,101   $16,657,289      $9,639      $10,067      $43,428      $49,930       $9,962      $11,996

    107,066       112,241          --           --          345           55           50           34
   (259,046)     (332,840)         (5)          (3)        (371)      (1,029)         (46)        (309)
   (151,980)     (220,599)         (5)          (3)         (26)        (974)           4         (275)

         Dreyfus
-------------------------

         Dreyfus
  Investment Portfolios
      MidCap Stock
      Portfolio --
     Initial Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


    $(950)        $(417)
    1,229         1,505
  (30,641)       11,000
   12,456         1,655
  (17,906)       13,743

       --            --
       --            --
   (5,012)       (5,138)
     (720)         (714)
       (2)            1
   (5,734)       (5,851)
  (23,640)        7,892
  111,992       104,100
  $88,352      $111,992

       --            --
     (173)         (187)
     (173)         (187)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Dreyfus (continued)                 Eaton Vance Variable Trust
                                         --------------------------------------------------- -------------------------
                                                  Dreyfus                 The Dreyfus
                                            Variable Investment        Sustainable U.S.                 VT
                                            Fund -- Government     Equity Portfolio, Inc. --       Floating-Rate
                                          Money Market Portfolio        Initial Shares              Income Fund
                                         ------------------------- ------------------------- -------------------------

                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2018         2017         2018         2017         2018          2017
-----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $(2,808)   $(10,069)      $13,956     $(23,673)  $1,108,278      $775,333
Net realized gain (loss) on investments           --          --        15,229       28,177       74,762        83,330
Change in unrealized appreciation
(depreciation) on investments                     --          --    (1,579,490)     368,997   (2,290,816)      (41,051)
Capital gain distribution                         --          --     1,186,313      394,652           --            --
Increase (decrease) in net assets from
operations                                    (2,808)    (10,069)     (363,992)     768,153   (1,107,776)      817,612

From capital transactions (note 4):
Net premiums                                      --          --            --          203      243,042       860,830
Death benefits                              (371,260)   (508,009)           --        3,460      (63,553)     (380,812)
Surrenders                                  (465,352)   (303,433)      (90,237)     (47,478)  (4,481,465)   (3,720,499)
Administrative expenses                       (1,775)       (823)      (26,390)     (23,060)    (373,286)     (299,793)
Transfers between subaccounts
(including fixed account), net               946,029   1,123,523         2,555       (6,862)  13,924,826     4,675,246
Increase (decrease) in net assets from
capital transactions                         107,642     311,258      (114,072)     (73,737)   9,249,564     1,134,972
Increase (decrease) in net assets            104,834     301,189      (478,064)     694,416    8,141,788     1,952,584
Net assets at beginning of year              986,647     685,458     6,375,377    5,680,961   47,028,462    45,075,878
Net assets at end of year                 $1,091,481    $986,647    $5,897,313   $6,375,377  $55,170,250   $47,028,462

Change in units (note 5):
Units purchased                              145,659     182,329         1,051          100    2,112,318       741,456
Units redeemed                              (134,451)   (149,399)       (9,913)      (6,185)  (1,356,192)     (641,621)
Net increase (decrease) in units from
capital transactions with contract
owners                                        11,208      32,930        (8,862)      (6,085)     756,126        99,835

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
        Federated                 Federated                 Federated                 Federated                 Federated
       High Income               High Income                Kaufmann              Managed Tail Risk        Managed Volatility
     Bond Fund II --           Bond Fund II --             Fund II --                Fund II --                Fund II --
     Primary Shares            Service Shares            Service Shares            Primary Shares            Primary Shares
---------------------------------------------------------------------------------------------------------------------------------
                                                                              Period from
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended  January 1 to  Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31,  August 17,  December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


   $694,911     $629,243     $766,343     $738,207    $(302,728)   $(287,010)    $119,869       $9,873      $53,661     $146,153
   (113,844)      31,945      (73,395)      54,399      892,856      452,975     (694,390)    (144,286)      56,054       54,941
 (1,039,799)     (24,919)  (1,253,412)     (90,227)  (1,401,812)   2,058,351      513,322      598,990   (1,062,153)     665,679
         --           --           --           --    1,462,648    2,087,781           --           --           --           --
   (458,732)     636,269     (560,464)     702,379      650,964    4,312,097      (61,199)     464,577     (952,438)     866,773

        360        2,875       11,884       33,899        3,621        5,580          152        7,167          468          360
   (249,874)    (309,208)        (980)     (23,082)      27,623       (9,668)     (34,710)    (160,862)     (48,346)     (83,169)
 (1,293,506)  (1,562,315)  (1,484,424)  (1,178,745)  (2,266,919)  (1,658,871)    (428,226)    (503,979)    (951,698)    (567,163)
    (14,288)     (16,000)     (36,335)     (45,280)     (80,572)     (78,222)      (5,463)      (8,398)      (9,965)      (8,838)
   (708,304)     420,211     (570,532)    (841,078)    (748,837)  (1,312,145)  (4,528,099)     (24,936)   4,814,311     (122,211)
 (2,265,612)  (1,464,437)  (2,080,387)  (2,054,286)  (3,065,084)  (3,053,326)  (4,996,346)    (691,008)   3,804,770     (781,021)
 (2,724,344)    (828,168)  (2,640,851)  (1,351,907)  (2,414,120)   1,258,771   (5,057,545)    (226,431)   2,852,332       85,752
 11,433,023   12,261,191   13,105,304   14,457,211   18,971,964   17,713,193    5,057,545    5,283,976    5,716,967    5,631,215
 $8,708,679  $11,433,023  $10,464,453  $13,105,304  $16,557,844  $18,971,964          $--   $5,057,545   $8,569,299   $5,716,967

      7,816       26,219       13,110       30,199       23,001        7,870        4,541       15,627      235,462        4,467
    (88,287)     (72,244)    (105,045)    (119,531)    (105,378)    (112,441)    (439,089)     (77,361)     (67,937)     (41,930)

    (80,471)     (46,025)     (91,935)     (89,332)     (82,377)    (104,571)    (434,548)     (61,734)     167,525      (37,463)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Fidelity(R) Variable Insurance Products Fund
                                         -----------------------------------------------------------------------------

                                                    VIP                       VIP                       VIP
                                             Asset Manager/SM/         Asset Manager/SM              Balanced
                                               Portfolio --              /Portfolio --             Portfolio --
                                               Initial Class            Service Class 2           Service Class 2
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $167,046     $271,362     $(26,913)    $(21,524)   $(408,979)   $(418,316)
Net realized gain (loss) on investments       30,007       98,303        1,105      (14,473)   1,816,145    1,656,279
Change in unrealized appreciation
(depreciation) on investments             (4,161,857)     (32,575)    (574,028)     (57,852)  (8,495,996)   6,000,747
Capital gain distribution                  1,387,996    5,017,973      194,956      836,573    3,436,112    1,786,068
Increase (decrease) in net assets from
operations                                (2,576,808)   5,355,063     (404,880)     742,724   (3,652,718)   9,024,778

From capital transactions (note 4):
Net premiums                                  34,817       86,999       12,636          408      355,579       61,880
Death benefits                              (409,667)    (879,039)     (20,551)          --     (207,041)      77,308
Surrenders                                (4,272,713)  (4,180,102)    (494,904)  (1,053,708)  (6,847,398)  (6,155,516)
Administrative expenses                      (34,337)     (38,371)     (11,207)     (11,108)    (340,261)    (354,530)
Transfers between subaccounts
(including fixed account), net              (300,078)    (776,107)    (214,898)  (1,160,658)    (730,905)  (1,020,103)
Increase (decrease) in net assets from
capital transactions                      (4,981,978)  (5,786,620)    (728,924)  (2,225,066)  (7,770,026)  (7,390,961)
Increase (decrease) in net assets         (7,558,786)    (431,557)  (1,133,804)  (1,482,342) (11,422,744)   1,633,817
Net assets at beginning of year           44,319,272   44,750,829    6,060,089    7,542,431   68,641,541   67,007,724
Net assets at end of year                $36,760,486  $44,319,272   $4,926,285   $6,060,089  $57,218,797  $68,641,541

Change in units (note 5):
Units purchased                               19,899        9,943       11,946       25,523      330,001      352,190
Units redeemed                              (123,000)    (143,408)     (56,890)    (166,466)    (780,923)    (809,022)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (103,101)    (133,465)     (44,944)    (140,943)    (450,922)    (456,832)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
                                                                 VIP
           VIP                        VIP                  Dynamic Capital                 VIP
      Contrafund(R)              Contrafund(R)              Appreciation              Equity-Income
       Portfolio --               Portfolio --              Portfolio --              Portfolio --
      Initial Class             Service Class 2            Service Class 2            Initial Class
----------------------------------------------------------------------------------------------------------
 Year ended   Year ended    Year ended   Year ended    Year ended   Year ended   Year ended   Year ended
December 31, December 31,  December 31, December 31,  December 31, December 31, December 31, December 31,
    2018         2017          2018         2017          2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


  $(778,075)    $(480,684) $(1,522,053)  $(1,175,391)    $(27,370)    $(21,826)    $618,609     $245,148
  3,894,585     5,271,110   10,245,894     5,532,883      142,997       86,529      820,275    1,059,403
(19,011,710)    9,014,818  (27,527,175)   13,474,659     (453,751)     249,855  (12,275,710)   5,943,354
  9,037,248     5,653,190   12,185,195     7,290,931      218,500      159,055    3,704,720    1,748,239
 (6,857,952)   19,458,434   (6,618,139)   25,123,082     (119,624)     473,613   (7,132,106)   8,996,144

     42,295        85,654      810,459     1,305,085          550          550      107,503      139,946
   (820,544)   (2,056,435)    (283,222)     (402,109)        (612)        (546)  (1,113,489)  (1,185,539)
(10,544,885)  (12,480,284) (13,443,374)  (12,838,916)    (239,352)    (215,221)  (8,402,992)  (9,744,727)
   (120,444)     (131,147)    (700,592)     (776,657)      (6,741)      (8,243)     (77,970)     (86,274)
 (1,059,215)   (3,253,482) (32,558,947)   14,801,442     (367,036)    (146,004)    (413,253)  (1,053,446)
(12,502,793)  (17,835,694) (46,175,676)    2,088,845     (613,191)    (369,464)  (9,900,201) (11,930,040)
(19,360,745)    1,622,740  (52,793,815)   27,211,927     (732,815)     104,149  (17,032,307)  (2,933,896)
106,145,949   104,523,209  149,150,044   121,938,117    2,465,878    2,361,729   83,585,957   86,519,853
$86,785,204  $106,145,949  $96,356,229  $149,150,044   $1,733,063   $2,465,878  $66,553,650  $83,585,957

     56,861        57,033      551,682     1,605,935        4,825        1,328       30,076       36,888
   (300,455)     (449,907)  (2,551,533)   (1,262,887)     (24,322)     (14,712)    (210,854)    (296,843)
   (243,594)     (392,874)  (1,999,851)      343,048      (19,497)     (13,384)    (180,778)    (259,955)

--------------------------

           VIP
      Equity-Income
      Portfolio --
     Service Class 2
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


   $237,660     $(12,050)
    820,838      964,680
(11,446,611)   5,448,613
  3,469,438    1,275,369
 (6,918,675)   7,676,612

    108,465      132,179
   (177,833)    (549,651)
 (6,987,117)  (6,446,849)
   (414,089)    (353,097)
 (2,085,797)  24,930,153
 (9,556,371)  17,712,735
(16,475,046)  25,389,347
 77,518,219   52,128,872
$61,043,173  $77,518,219

    426,373    2,092,152
   (925,848)    (742,874)
   (499,475)   1,349,278

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Fidelity(R) Variable Insurance Products Fund (continued)
                                         -----------------------------------------------------------------------------
                                                                                                        VIP
                                                    VIP                       VIP                     Growth
                                              Growth & Income           Growth & Income            Opportunities
                                               Portfolio --              Portfolio --              Portfolio --
                                               Initial Class            Service Class 2            Initial Class
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(220,601)    $(39,320)   $(265,051)    $(92,037)   $(147,890)   $(111,583)
Net realized gain (loss) on investments      927,904      997,758      969,894      873,126      885,473      604,602
Change in unrealized appreciation
(depreciation) on investments             (3,857,744)   1,477,534   (3,705,644)   1,336,341     (254,069)     946,810
Capital gain distribution                  1,203,098      502,950    1,056,008      448,819      625,253    1,256,491
Increase (decrease) in net assets from
operations                                (1,947,343)   2,938,922   (1,944,793)   2,566,249    1,108,767    2,696,320

From capital transactions (note 4):
Net premiums                                     800        2,475       49,620       57,389        1,971       68,810
Death benefits                              (287,100)    (223,320)     (67,813)      (4,554)     (38,381)    (131,495)
Surrenders                                (1,945,662)  (2,078,591)  (2,363,675)  (1,476,714)  (1,166,148)  (1,023,289)
Administrative expenses                      (30,472)     (32,307)     (63,193)     (60,019)     (12,710)     (12,471)
Transfers between subaccounts
(including fixed account), net               101,214     (224,888)  (1,893,655)  (1,699,016)     297,646       38,321
Increase (decrease) in net assets from
capital transactions                      (2,161,220)  (2,556,631)  (4,338,716)  (3,182,914)    (917,622)  (1,060,124)
Increase (decrease) in net assets         (4,108,563)     382,291   (6,283,509)    (616,665)     191,145    1,636,196
Net assets at beginning of year           21,216,165   20,833,874   18,985,535   19,602,200   10,237,279    8,601,083
Net assets at end of year                $17,107,602  $21,216,165  $12,702,026  $18,985,535  $10,428,424  $10,237,279

Change in units (note 5):
Units purchased                               26,954       24,842      235,304       69,100       63,464       31,659
Units redeemed                              (110,733)    (132,914)    (480,353)    (256,895)     (93,671)     (80,867)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (83,779)    (108,072)    (245,049)    (187,795)     (30,207)     (49,208)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
---------------------------------------------------------------------------------------------------------
           VIP                                                                            VIP
         Growth                       VIP                       VIP                    Investment
      Opportunities                 Growth                    Growth                   Grade Bond
      Portfolio --               Portfolio --              Portfolio --               Portfolio --
     Service Class 2             Initial Class            Service Class 2           Service Class 2
----------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017         2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $(68,728)     $(57,491)   $(719,194)   $(677,191)   $(325,675)   $(269,990)    $189,144      $547,329
    203,438        91,748    3,700,028    3,967,887    1,082,722    1,211,803   (2,221,583)     (450,784)
    (76,850)      514,295  (12,118,407)   9,302,913   (4,002,479)   2,722,801   (1,784,533)    2,167,226
    244,594       572,056    8,924,979    4,289,384    3,013,336    1,266,200      744,429       615,806
    302,454     1,120,608     (212,594)  16,882,993     (232,096)   4,930,814   (3,072,543)    2,879,577

      1,070         7,619       43,603       33,866      108,113       78,294      199,648       263,884
      1,060      (333,627)    (419,616)    (708,416)    (128,215)    (447,595)    (140,254)     (326,553)
   (368,219)     (350,628)  (7,018,036)  (6,584,668)  (2,165,308)  (1,971,799) (11,790,333)  (14,925,390)
    (26,917)      (23,890)     (61,030)     (61,433)     (72,207)     (55,021)    (930,216)   (1,098,409)
  3,245,570      (546,006)    (504,485)    (670,935)    (202,458)   3,628,324  (29,935,221)   (2,373,404)
  2,852,564    (1,246,532)  (7,959,564)  (7,991,586)  (2,460,075)   1,232,203  (42,596,376)  (18,459,872)
  3,155,018      (125,924)  (8,172,158)   8,891,407   (2,692,171)   6,163,017  (45,668,919)  (15,580,295)
  3,876,574     4,002,498   62,495,703   53,604,296   21,409,441   15,246,424  121,545,311   137,125,606
 $7,031,592    $3,876,574  $54,323,545  $62,495,703  $18,717,270  $21,409,441  $75,876,392  $121,545,311

    160,765         7,245       43,763       35,519       89,661      249,115    1,064,069       957,509
    (44,912)      (72,701)    (185,489)    (221,658)    (213,312)    (237,227)  (4,492,682)   (2,401,367)
    115,853       (65,456)    (141,726)    (186,139)    (123,651)      11,888   (3,428,613)   (1,443,858)

--------------------------

           VIP
         Mid Cap
      Portfolio --
      Initial Class
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


     $(13)         $(5)
      447           30
   (3,050)       1,640
    1,108          527
   (1,508)       2,192

       80          240
       --           --
   (2,939)          --
       --           --
     (108)        (133)
   (2,967)         107
   (4,475)       2,299
   13,289       10,990
   $8,814      $13,289

        2            6
      (61)          (3)
      (59)           3

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Fidelity(R) Variable Insurance Products Fund (continued)
                          ------------------------------------------------------------------------------

                                     VIP                        VIP                       VIP
                                   Mid Cap                   Overseas              Value Strategies
                                 Portfolio --              Portfolio --              Portfolio --
                               Service Class 2             Initial Class            Service Class 2
                          -------------------------- ------------------------- -------------------------
                           Year ended   Year ended    Year ended   Year ended   Year ended   Year ended
                          December 31, December 31,  December 31, December 31, December 31, December 31,
                              2018         2017          2018         2017         2018         2017
--------------------------------------------------------------------------------------------------------

Increase (decrease) in
net assets

From operations:
Net investment income
(expense)                 $(1,465,943)  $(1,492,205)     $20,348       $7,376     $(20,481)     $(7,593)
Net realized gain (loss)
on investments              3,075,326     3,510,520      621,430      521,065       23,535       74,076
Change in unrealized
appreciation
(depreciation)
on investments            (30,139,403)   14,009,816   (3,213,278)   3,667,489     (574,262)    (295,632)
Capital gain distribution  10,860,719     6,328,394           --       15,545      110,093      655,723
Increase (decrease) in
net assets from
operations                (17,669,301)   22,356,525   (2,571,500)   4,211,475     (461,115)     426,574

From capital
transactions (note 4):
Net premiums                  190,439       755,608       63,307        6,131           --          122
Death benefits               (605,492)     (906,813)    (139,410)    (419,103)      (6,738)      (6,574)
Surrenders                (12,918,175)  (13,955,470)  (1,749,625)  (1,795,425)     (96,839)    (272,815)
Administrative expenses      (625,209)     (680,871)     (20,494)     (21,654)      (6,899)      (7,522)
Transfers between
subaccounts (including
fixed account), net        (3,178,596)  (12,193,815)      89,103      230,115      (57,063)    (223,441)
Increase (decrease) in
net assets from capital
transactions              (17,137,033)  (26,981,361)  (1,757,119)  (1,999,936)    (167,539)    (510,230)
Increase (decrease) in
net assets                (34,806,334)   (4,624,836)  (4,328,619)   2,211,539     (628,654)     (83,656)
Net assets at beginning
of year                   129,568,377   134,193,213   17,614,494   15,402,955    2,609,129    2,692,785
Net assets at end of year $94,762,043  $129,568,377  $13,285,875  $17,614,494   $1,980,475   $2,609,129

Change in units (note 5):
Units purchased               508,765       280,057       30,358       39,644        9,517        5,765
Units redeemed               (987,834)   (1,230,162)     (94,434)    (111,988)     (16,874)     (30,362)
Net increase (decrease)
in units from capital
transactions with
contract owners              (479,069)     (950,105)     (64,076)     (72,344)      (7,357)     (24,597)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------
        Franklin                                              Franklin
     Founding Funds                Franklin                   Large Cap                 Franklin
       Allocation                   Income                     Growth                 Mutual Shares
       VIP Fund --                VIP Fund --                VIP Fund --               VIP Fund --
     Class 2 Shares             Class 2 Shares             Class 2 Shares            Class 2 Shares
----------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended    Year ended    Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31,  December 31,  December 31, December 31, December 31, December 31,
    2018         2017         2018          2017          2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $715,415     $551,008    $7,714,518    $6,770,182     $(2,816)     $(1,567)     $109,344     $109,362
   (320,027)    (183,017)    2,723,078     2,693,829       3,736        4,445       434,049      462,665
 (8,777,795)   3,495,190   (26,254,304)   13,213,794     (18,700)      23,700    (2,460,891)    (169,534)
  1,505,639    2,939,896            --            --      14,339       13,843       519,534      648,153
 (6,876,768)   6,803,077   (15,816,708)   22,677,805      (3,441)      40,421    (1,397,964)   1,050,646

        396       62,383       593,860       153,634          --           --        44,369       58,230
    (81,449)    (453,526)     (846,648)   (1,227,358)         --           --       (90,200)     (65,891)
 (7,497,433)  (7,277,680)  (29,176,978)  (34,615,865)    (11,106)     (11,014)   (1,417,604)  (1,101,492)
   (455,124)    (481,582)   (1,169,743)   (1,211,176)       (801)        (428)      (74,825)     (78,152)
 (2,134,529)  (2,323,368)  (17,150,974)   (9,284,928)       (685)     (21,349)     (875,132)    (562,687)
(10,168,139) (10,473,773)  (47,750,483)  (46,185,693)    (12,592)     (32,791)   (2,413,392)  (1,749,992)
(17,044,907)  (3,670,696)  (63,567,191)  (23,507,888)    (16,033)       7,630    (3,811,356)    (699,346)
 70,021,184   73,691,880   298,895,674   322,403,562     176,092      168,462    15,618,185   16,317,531
$52,976,277  $70,021,184  $235,328,483  $298,895,674    $160,059     $176,092   $11,806,829  $15,618,185

    246,840      281,075       589,029       714,387         135           34        37,561       35,128
 (1,042,611)  (1,129,671)   (3,626,273)   (3,719,433)       (593)      (1,545)     (160,407)    (127,795)

   (795,771)    (848,596)   (3,037,244)   (3,005,046)       (458)      (1,511)     (122,846)     (92,667)

--------------------------

        Templeton
         Foreign
       VIP Fund --
     Class 1 Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


    $96,892      $92,594
     21,418       27,490
 (1,261,325)     911,438
         --           --
 (1,143,015)   1,031,522

      3,725        3,395
    (42,380)    (129,549)
 (1,139,251)  (1,136,063)
    (12,624)     (12,839)
    380,278      293,024
   (810,252)    (982,032)
 (1,953,267)      49,490
  7,352,595    7,303,105
 $5,399,328   $7,352,595

     47,604       31,558
   (102,104)     (96,456)

    (54,500)     (64,898)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               Franklin Templeton Variable Insurance Products Trust (continued)
                                         -----------------------------------------------------------------------------
                                                 Templeton                 Templeton                 Templeton
                                                  Foreign                 Global Bond                 Growth
                                                VIP Fund --               VIP Fund --               VIP Fund --
                                              Class 2 Shares            Class 1 Shares            Class 2 Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)              $5,382        3,421      (75,425)     (85,021)       59,821        5,890
Net realized gain (loss) on investments       3,229       19,505      (20,840)     (45,336)      195,546      251,449
Change in unrealized appreciation
(depreciation) on investments              (121,160)      88,903      144,549      180,925    (2,695,737)   1,412,343
Capital gain distribution                        --           --           --       20,084       943,778           --
Increase (decrease) in net assets from
operations                                 (112,549)     111,829       48,284       70,652    (1,496,592)   1,669,682

From capital transactions (note 4):
Net premiums                                     --           --          720       18,463        34,657       90,857
Death benefits                                 (532)      (6,574)     (38,640)    (104,342)       18,439      (18,941)
Surrenders                                  (44,365)     (86,509)    (298,887)    (790,958)   (1,053,361)    (761,225)
Administrative expenses                      (1,385)      (1,241)      (8,605)      (9,920)      (54,575)     (55,199)
Transfers between subaccounts
(including fixed account), net               38,486     (370,650)    (111,660)     (34,665)   (1,649,861)   1,834,074
Increase (decrease) in net assets from
capital transactions                         (7,796)    (464,974)    (457,072)    (921,422)   (2,704,701)   1,089,566
Increase (decrease) in net assets          (120,345)    (353,145)    (408,788)    (850,770)   (4,201,293)   2,759,248
Net assets at beginning of year             681,794    1,034,939    5,797,092    6,647,862    11,557,542    8,798,294
Net assets at end of year                  $561,449      681,794    5,388,304    5,797,092     7,356,249   11,557,542

Change in units (note 5):
Units purchased                               7,000        6,160       11,274       23,722       106,409      231,424
Units redeemed                               (7,156)     (39,990)     (36,276)     (73,270)     (312,347)    (136,612)
Net increase (decrease) in units from
capital transactions with contract
owners                                         (156)     (33,830)     (25,002)     (49,548)     (205,938)      94,812

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                    Goldman Sachs Variable Insurance Trust
----------------------------------------------------------------------------------
       Goldman Sachs                Goldman Sachs             Goldman Sachs
     Government Money                 Large Cap                  Mid Cap
      Market Fund --                Value Fund --             Value Fund --
      Service Shares            Institutional Shares      Institutional Shares
----------------------------------------------------------------------------------
 Year ended      Year ended    Year ended   Year ended   Year ended   Year ended
December 31,    December 31,  December 31, December 31, December 31, December 31,
    2018            2017          2018         2017         2018         2017
----------------------------------------------------------------------------------


   $(139,040)    $(1,392,501)    $(15,643)     $10,029     $(85,726)   $(411,457)
          --              --     (227,028)     (30,095)     674,811    1,143,437
          --              --     (709,378)    (620,050)  (8,768,742)   1,052,214
          --              --      344,499    1,214,491    4,142,802    2,171,291
    (139,040)     (1,392,501)    (607,550)     574,375   (4,036,855)   3,955,485

     192,155         165,769           --        2,175        1,510      380,562
 (57,185,225)    (86,352,964)     (92,507)    (102,988)    (376,411)    (297,862)
 (46,655,320)    (49,651,362)    (825,572)    (808,346)  (3,955,884)  (4,708,444)
    (308,277)       (320,619)     (10,203)     (12,086)     (61,369)     (95,600)
 106,050,214     129,524,722      (57,388)     (37,587)  (1,522,928) (11,261,087)
   2,093,547      (6,634,454)    (985,670)    (958,832)  (5,915,082) (15,982,431)
   1,954,507      (8,026,955)  (1,593,220)    (384,457)  (9,951,937) (12,026,946)
 124,948,610     132,975,565    7,079,700    7,464,157   39,934,262   51,961,208
$126,903,117    $124,948,610   $5,486,480   $7,079,700  $29,982,325  $39,934,262

  17,870,031      19,596,963       19,954       15,158       12,564       54,294
 (17,648,093)    (20,303,837)     (74,493)     (70,140)    (173,270)    (683,925)
     221,938        (706,874)     (54,539)     (54,982)    (160,706)    (629,631)

             JPMorgan Insurance Trust
---------------------------------------------------
        JPMorgan                  JPMorgan
     Insurance Trust           Insurance Trust
        Core Bond               Mid Cap Value
  Portfolio -- Class 1      Portfolio -- Class 1
---------------------------------------------------
 Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31,
    2018         2017         2018         2017
---------------------------------------------------


    $21,624      $25,249     $(3,288)     $(1,867)
    (52,967)     (14,160)      3,528        9,475
    (41,694)      52,481     (55,547)       5,550
      5,364           --       4,604       13,603
    (67,673)      63,570     (50,703)      26,761

         --           --          --           --
     (3,275)     (43,427)       (396)      (2,278)
   (287,463)    (340,060)    (21,412)     (20,725)
     (4,814)      (6,322)       (573)        (429)
   (384,205)     (35,020)    109,941      196,965
   (679,757)    (424,829)     87,560      173,533
   (747,430)    (361,259)     36,857      200,294
  3,406,373    3,767,632     294,972       94,678
 $2,658,943   $3,406,373    $331,829     $294,972

     26,118       29,041       8,855       16,776
    (77,256)     (59,689)     (3,184)      (4,693)
    (51,138)     (30,648)      5,671       12,083

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                JPMorgan Insurance Trust (continued)            Janus Aspen Series
                                         --------------------------------------------------- -------------------------

                                                 JPMorgan                  JPMorgan                    Janus
                                              Insurance Trust           Insurance Trust              Henderson
                                              Small Cap Core              U.S. Equity          Balanced Portfolio --
                                           Portfolio -- Class 1      Portfolio -- Class 1      Institutional Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(2,297)     $(3,443)     $(14,698)    $(11,519)    $497,741     $117,787
Net realized gain (loss) on investments      34,228       16,423        66,733      100,473    3,159,139    2,439,512
Change in unrealized appreciation
(depreciation) on investments               (48,958)      13,006      (297,146)     116,687   (5,813,102)   8,532,626
Capital gain distribution                    12,748        1,562       127,399       11,652    1,939,579      146,950
Increase (decrease) in net assets from
operations                                   (4,279)      27,548      (117,712)     217,293     (216,643)  11,236,875

From capital transactions (note 4):
Net premiums                                     --           --            --           --        2,806        5,716
Death benefits                                 (127)      (3,230)       (1,869)     (16,209)    (669,863)  (1,255,222)
Surrenders                                  (12,418)     (28,407)     (102,475)    (139,378)  (8,800,430)  (8,664,498)
Administrative expenses                        (165)        (211)       (1,902)      (1,847)     (89,040)     (97,385)
Transfers between subaccounts
(including fixed account), net              (98,298)     (18,934)      392,383     (127,049)      42,484     (169,826)
Increase (decrease) in net assets from
capital transactions                       (111,008)     (50,782)      286,137     (284,483)  (9,514,043) (10,181,215)
Increase (decrease) in net assets          (115,287)     (23,234)      168,425      (67,190)  (9,730,686)   1,055,660
Net assets at beginning of year             208,081      231,315     1,128,618    1,195,808   72,838,723   71,783,063
Net assets at end of year                  $ 92,794     $208,081    $1,297,043   $1,128,618  $63,108,037  $72,838,723

Change in units (note 5):
Units purchased                               1,694        1,663        23,296        2,090       76,490       38,403
Units redeemed                               (7,224)      (4,003)      (11,534)     (14,758)    (289,499)    (316,023)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (5,530)      (2,340)       11,762      (12,668)    (213,009)    (277,620)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  Janus Aspen Series (continued)
----------------------------------------------------------------------------------------------------------
                                                                                           Janus
          Janus                        Janus                     Janus                   Henderson
        Henderson                    Henderson                 Henderson               Flexible Bond
  Balanced Portfolio --       Enterprise Portfolio --   Enterprise Portfolio --        Portfolio --
      Service Shares           Institutional Shares         Service Shares         Institutional Shares
-----------------------------------------------------------------------------------------------------------
 Year ended     Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31,  December 31, December 31, December 31, December 31, December 31, December 31,
    2018           2017          2018         2017         2018         2017         2018         2017
-----------------------------------------------------------------------------------------------------------


    $(9,920)      $(432,932)   $(571,616)   $(381,772)    $(79,765)    $(52,629)    $161,087     $169,182
  4,593,136       3,184,487    3,729,475    3,463,502      293,264      287,130     (194,443)    (150,802)
 (8,321,339)     12,735,340   (5,733,086)   4,906,631     (559,124)     609,565     (246,001)     265,123
  2,726,490         203,380    2,247,583    2,779,409      277,844      327,771           --           --
 (1,011,633)     15,690,275     (327,644)  10,767,770      (67,781)   1,171,837     (279,357)     283,503

    247,295         234,121       14,951        8,793        1,203        1,287       20,211        1,980
   (355,605)       (139,802)    (639,101)    (988,315)      26,613      (58,741)     (58,079)    (234,543)
(11,145,747)    (10,652,017)  (5,631,905)  (5,717,150)    (613,748)    (357,883)  (2,284,610)  (1,574,688)
   (468,730)       (457,795)     (61,849)     (64,587)      (9,827)      (9,080)     (16,521)     (18,196)
 (1,829,408)       (511,254)    (581,061)    (689,446)      70,445      (32,829)     395,599   (1,683,153)
(13,552,195)    (11,526,747)  (6,898,965)  (7,450,705)    (525,314)    (457,246)  (1,943,400)  (3,508,600)
(14,563,828)      4,163,528   (7,226,609)   3,317,065     (593,095)     714,591   (2,222,757)  (3,225,097)
107,672,020     103,508,492   48,550,150   45,233,085    5,538,191    4,823,600   11,653,129   14,878,226
$93,108,192    $107,672,020  $41,323,541  $48,550,150   $4,945,096   $5,538,191   $9,430,372  $11,653,129

    334,985         317,058       29,048       26,164        9,395       24,878       46,700       29,691
   (971,382)       (925,655)    (149,919)    (186,172)     (43,658)     (57,918)    (126,638)    (163,701)
   (636,397)       (608,597)    (120,871)    (160,008)     (34,263)     (33,040)     (79,938)    (134,010)

--------------------------

          Janus
        Henderson
   Forty Portfolio --
  Institutional Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(115,542)   $(513,090)
    975,810      717,126
 (4,916,888)   6,556,257
  4,554,060    1,870,160
    497,440    8,630,453

      4,327        6,032
   (127,927)    (917,348)
 (3,584,933)  (3,983,932)
    (49,139)     (50,019)
   (689,599)    (479,196)
 (4,447,271)  (5,424,463)
 (3,949,831)   3,205,990
 35,582,026   32,376,036
$31,632,195  $35,582,026

     24,907       30,883
   (121,008)    (171,262)
    (96,101)    (140,379)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                Janus Aspen Series (continued)
                                         -----------------------------------------------------------------------------
                                                                             Janus                     Janus
                                                   Janus                   Henderson                 Henderson
                                                 Henderson              Global Research           Global Research
                                            Forty Portfolio --           Portfolio --              Portfolio --
                                              Service Shares         Institutional Shares         Service Shares
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(42,305)   $(335,849)   $(121,925)   $(248,616)    $(21,592)    $(30,810)
Net realized gain (loss) on investments      289,076      191,593    2,644,152    2,415,529      355,728      261,371
Change in unrealized appreciation
(depreciation) on investments             (1,776,114)   5,144,342   (5,553,141)   7,424,646     (582,087)     558,030
Capital gain distribution                  1,729,486      726,213           --           --           --           --
Increase (decrease) in net assets from
operations                                   200,143    5,726,299   (3,030,914)   9,591,559     (247,951)     788,591

From capital transactions (note 4):
Net premiums                                  10,630       37,524        9,356       17,346          575        1,168
Death benefits                               (67,166)    (153,130)    (263,621)    (841,092)     (12,673)     (70,551)
Surrenders                                (1,424,692)  (2,399,414)  (4,914,935)  (4,285,848)    (624,430)    (457,580)
Administrative expenses                      (44,087)    (111,350)     (42,722)     (47,569)      (5,665)      (5,504)
Transfers between subaccounts
(including fixed account), net              (484,339) (27,246,315)    (322,535)    (764,830)     (87,875)      58,088
Increase (decrease) in net assets from
capital transactions                      (2,009,654) (29,872,685)  (5,534,457)  (5,921,993)    (730,068)    (474,379)
Increase (decrease) in net assets         (1,809,511) (24,146,386)  (8,565,371)   3,669,566     (978,019)     314,212
Net assets at beginning of year           12,868,147   37,014,533   43,986,612   40,317,046    3,698,291    3,384,079
Net assets at end of year                $11,058,636  $12,868,147  $35,421,241  $43,986,612   $2,720,272   $3,698,291

Change in units (note 5):
Units purchased                               25,789       46,149       10,044       23,075       12,239       22,153
Units redeemed                              (101,871)  (1,703,952)    (186,728)    (218,403)     (82,791)     (72,968)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (76,082)  (1,657,803)    (176,684)    (195,328)     (70,552)     (50,815)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 Janus Aspen Series (continued)
---------------------------------------------------------------------------------------------------------------------------------
          Janus
        Henderson                   Janus                     Janus                     Janus                     Janus
    Global Technology             Henderson                 Henderson                 Henderson                 Henderson
      Portfolio --          Overseas Portfolio --     Overseas Portfolio --     Research Portfolio --     Research Portfolio --
     Service Shares         Institutional Shares         Service Shares         Institutional Shares         Service Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


   $(33,053)    $(77,774)     $65,892      $42,897       $2,517         $323    $(378,691)   $(437,873)    $(41,424)    $(47,621)
    943,334      708,180     (657,016)  (1,392,153)      (4,737)     (34,706)   2,582,864    1,949,963      283,711      220,485
 (1,143,352)   1,547,467   (3,014,728)   7,169,264     (400,619)     669,836   (5,402,574)   7,964,108     (493,130)     610,285
    292,001      433,855           --           --           --           --    2,075,139      406,828      167,464       35,074
     58,930    2,611,728   (3,605,852)   5,820,008     (402,839)     635,453   (1,123,262)   9,883,026      (83,379)     818,223

      2,489        8,436        2,806        3,668           --           --        6,660       81,150           --           37
    (24,862)     (22,004)    (102,346)    (460,127)     (21,241)     (27,540)    (549,730)    (388,154)     (11,045)      31,783
 (1,433,264)    (873,778)  (1,558,044)  (2,493,291)    (128,167)    (236,809)  (5,809,784)  (5,331,353)    (744,335)    (544,329)
    (19,971)     (16,290)     (29,264)     (32,046)      (5,157)      (5,212)     (53,251)     (57,190)      (5,559)      (5,377)
    450,181      797,363      (25,224)    (477,364)     (35,141)     (80,693)    (513,909)    (877,571)     (18,729)    (115,152)
 (1,025,427)    (106,273)  (1,712,072)  (3,459,160)    (189,706)    (350,254)  (6,920,014)  (6,573,118)    (779,668)    (633,038)
   (966,497)   2,505,455   (5,317,924)   2,360,848     (592,545)     285,199   (8,043,276)   3,309,908     (863,047)     185,185
  8,398,589    5,893,134   23,651,945   21,291,097    2,611,184    2,325,985   43,863,203   40,553,295    3,613,883    3,428,698
 $7,432,092   $8,398,589  $18,334,021  $23,651,945   $2,018,639   $2,611,184  $35,819,927  $43,863,203   $2,750,836   $3,613,883

    103,999      174,782       36,852       24,948        8,326          261       18,148       31,838        2,556       10,415
   (175,563)    (176,931)     (97,202)    (149,725)     (21,503)     (25,627)    (237,116)    (254,080)     (57,309)     (59,875)
    (71,564)      (2,149)     (60,350)    (124,777)     (13,177)     (25,366)    (218,968)    (222,242)     (54,753)     (49,460)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                           Legg Mason Partners Variable Equity Trust
                                         -----------------------------------------------------------------------------
                                                ClearBridge               ClearBridge               ClearBridge
                                            Variable Aggressive        Variable Dividend         Variable Dividend
                                            Growth Portfolio --      Strategy Portfolio --     Strategy Portfolio --
                                                 Class II                   Class I                  Class II
                                         ------------------------- ------------------------- -------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $(75,259)   $(103,574)      $1,886         $588     $(48,453)    $(37,209)
Net realized gain (loss) on investments      155,052      184,040      336,392      266,685      677,016      312,940
Change in unrealized appreciation
(depreciation) on investments             (1,043,203)     503,861     (879,805)     510,179   (1,651,733)   1,160,446
Capital gain distribution                    389,738      427,531      267,719           --      492,522           --
Increase (decrease) in net assets from
operations                                  (573,672)   1,011,858     (273,808)     777,452     (530,648)   1,436,177

From capital transactions (note 4):
Net premiums                                  66,857       35,261       11,066           --       26,943      102,158
Death benefits                               (27,817)    (515,019)      (5,507)     (16,479)     (48,502)    (179,689)
Surrenders                                  (795,355)    (584,541)    (716,861)    (568,953)  (1,057,014)    (557,423)
Administrative expenses                      (25,877)     (30,357)      (8,140)      (8,560)     (25,954)     (23,809)
Transfers between subaccounts
(including fixed account), net               349,028   (1,411,096)    (111,132)     (51,548)    (877,402)     802,462
Increase (decrease) in net assets from
capital transactions                        (433,164)  (2,505,752)    (830,574)    (645,540)  (1,981,929)     143,699
Increase (decrease) in net assets         (1,006,836)  (1,493,894)  (1,104,382)     131,912   (2,512,577)   1,579,876
Net assets at beginning of year            6,235,535    7,729,429    4,990,749    4,858,837    9,961,072    8,381,196
Net assets at end of year                 $5,228,699   $6,235,535   $3,886,367   $4,990,749   $7,448,495   $9,961,072

Change in units (note 5):
Units purchased                               48,187       11,614       17,676       17,377       35,987       89,201
Units redeemed                               (60,944)     (91,234)     (64,711)     (57,530)    (151,956)     (80,528)
Net increase (decrease) in units from
capital transactions with contract
owners                                       (12,757)     (79,620)     (47,035)     (40,153)    (115,969)       8,673

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

   Legg Mason Partners
  Variable Equity Trust
       (continued)                                              MFS(R) Variable Insurance Trust
---------------------------------------------------------------------------------------------------------
       ClearBridge                   MFS(R)                    MFS(R)                    MFS(R)
Variable Large Cap Value         Investors Trust            New Discovery             Total Return
      Portfolio --              Series -- Service         Series -- Service         Series -- Service
         Class I                  Class Shares              Class Shares              Class Shares
----------------------------------------------------------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018           2017         2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------


   $(15,234)      $(11,067)    $(64,013)    $(55,995)   $(223,344)   $(214,007)     $17,285     $118,821
    549,834        452,676      333,758      256,182      841,632      167,558    1,163,011    1,170,514
 (2,943,595)     1,030,284     (888,614)     651,866   (2,618,971)   2,784,673   (6,367,996)   1,909,747
    926,251        484,666      250,644      219,532    1,867,510      282,065    1,925,845    1,307,932
 (1,482,744)     1,956,559     (368,225)   1,071,585     (133,173)   3,020,289   (3,261,855)   4,507,014

      1,245         31,795        5,838        3,814        3,599        6,156       31,855       68,483
   (284,404)      (210,565)     (28,809)      11,173      (60,831)    (201,356)    (158,204)    (171,573)
 (1,814,575)    (1,476,188)    (735,505)    (510,643)  (1,566,284)  (1,285,210)  (3,940,065)  (4,161,033)
    (35,315)       (39,770)     (13,080)     (13,265)     (32,317)     (30,226)    (211,129)    (216,406)
   (639,559)     1,503,950      (49,852)      85,178   (1,710,249)     774,794   (1,370,462)  (1,378,510)
 (2,772,608)      (190,778)    (821,408)    (423,743)  (3,366,082)    (735,842)  (5,648,005)  (5,859,039)
 (4,255,352)     1,765,781   (1,189,633)     647,842   (3,499,255)   2,284,447   (8,909,860)  (1,352,025)
 16,990,116     15,224,335    5,956,739    5,308,897   14,585,459   12,301,012   46,828,140   48,180,165
$12,734,764    $16,990,116   $4,767,106   $5,956,739  $11,086,204  $14,585,459  $37,918,280  $46,828,140

     24,807        182,467       12,903       21,723      118,433       88,995      233,763      129,903
   (168,630)      (138,255)     (56,445)     (45,735)    (262,051)    (104,447)    (603,580)    (508,611)
   (143,823)        44,212      (43,542)     (24,012)    (143,618)     (15,452)    (369,817)    (378,708)



--------------------------
         MFS(R)
        Utilities
    Series -- Service
      Class Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(102,274)    $389,455
    239,861      418,144
   (281,271)   1,243,268
     54,427           --
    (89,257)   2,050,867

      4,286       24,104
    (84,203)     (42,976)
 (1,436,823)  (2,006,105)
    (41,462)     (47,969)
   (629,594)  (1,456,663)
 (2,187,796)  (3,529,609)
 (2,277,053)  (1,478,742)
 15,293,148   16,771,890
$13,016,095  $15,293,148

     10,684       27,487
    (93,386)    (164,056)
    (82,702)    (136,569)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Oppenheimer Variable
                                  MFS(R) Variable Insurance Trust II                Account Funds
                          --------------------------------------------------- -------------------------
                                   MFS(R)
                                Massachusetts                MFS(R)                  Oppenheimer
                           Investors Growth Stock       Strategic Income        Capital Appreciation
                            Portfolio -- Service      Portfolio -- Service           Fund/VA --
                                Class Shares              Class Shares           Non-Service Shares
                          ------------------------- ------------------------- -------------------------
                           Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                          December 31, December 31, December 31, December 31, December 31, December 31,
                              2018         2017         2018         2017         2018         2017
-------------------------------------------------------------------------------------------------------

Increase (decrease) in
net assets

From operations:
Net investment income
(expense)                   $(94,571)     $(92,319)      $653         $924      $(299,050)   $(332,282)
Net realized gain (loss)
on investments                282,513        1,211       (159)          95      1,292,426    1,188,652
Change in unrealized
appreciation
(depreciation)
on investments               (543,473)   1,512,665     (1,525)         380     (4,506,704)   3,023,815
Capital gain distribution     425,878      417,438         --           --      2,117,435    2,534,406
Increase (decrease) in
net assets from
operations                     70,347    1,838,995     (1,031)       1,399     (1,395,893)   6,414,591

From capital
transactions (note 4):
Net premiums                    5,767        8,798         --           --          1,987       11,158
Death benefits               (256,924)     (81,314)        --           --       (663,066)    (342,115)
Surrenders                 (1,711,868)    (739,082)    (2,204)      (5,175)    (3,951,979)  (3,253,998)
Administrative expenses       (18,242)     (16,747)      (149)        (178)       (28,446)     (31,691)
Transfers between
subaccounts (including
fixed account), net          (419,443)     (97,572)       370          596       (533,660)  (1,912,203)
Increase (decrease) in
net assets from capital
transactions               (2,400,710)    (925,917)    (1,983)      (4,757)    (5,175,164)  (5,528,849)
Increase (decrease) in
net assets                 (2,330,363)     913,078     (3,014)      (3,358)    (6,571,057)     885,742
Net assets at beginning
of year                     8,291,704    7,378,626     28,760       32,118     28,780,137   27,894,395
Net assets at end of year  $5,961,341   $8,291,704    $25,746      $28,760    $22,209,080  $28,780,137

Change in units (note 5):
Units purchased                12,846       33,120         62           57         12,084        5,208
Units redeemed               (190,748)    (112,359)      (249)        (486)      (109,242)    (106,837)
Net increase (decrease)
in units from capital
transactions with
contract owners              (177,902)     (79,239)      (187)        (429)       (97,158)    (101,629)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                         Oppenheimer Variable Account Funds (continued)
--------------------------------------------------------------------------------------------------------

       Oppenheimer                Oppenheimer               Oppenheimer               Oppenheimer
  Capital Appreciation       Conservative Balanced     Conservative Balanced       Discovery Mid Cap
       Fund/VA --                 Fund/VA --                Fund/VA --             Growth Fund/VA --
     Service Shares           Non-Service Shares          Service Shares          Non-Service Shares
---------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------


   $(68,461)     $(71,191)     $60,399      $66,096     $(34,020)    $(37,598)   $(323,370)   $(314,331)
    186,360       114,391      136,917      157,609      473,483      521,323    1,264,794    1,244,852
   (730,285)      538,823   (1,077,671)     606,417   (2,286,726)     946,247   (5,608,443)   2,326,532
    329,816       428,079      232,364           --      457,140           --    3,260,360    2,422,955
   (282,570)    1,010,102     (647,991)     830,122   (1,390,123)   1,429,972   (1,406,659)   5,680,008

     11,437         6,436           --        7,291       60,170       36,106       34,680       16,678
     11,180       (35,989)    (161,136)    (124,822)     (47,627)     (64,645)    (254,024)    (315,316)
   (571,812)     (232,869)    (983,393)  (1,380,602)  (2,672,796)  (2,414,448)  (2,958,036)  (2,797,724)
    (23,378)      (23,322)     (11,839)     (13,331)     (97,589)     (99,349)     (21,305)     (22,496)
    (25,395)     (464,541)     426,832      306,127      280,623     (132,811)    (140,714)    (416,772)
   (597,968)     (750,285)    (729,536)  (1,205,337)  (2,477,219)  (2,675,147)  (3,339,399)  (3,535,630)
   (880,538)      259,817   (1,377,527)    (375,215)  (3,867,342)  (1,245,175)  (4,746,058)   2,144,378
  4,645,339     4,385,522   10,782,737   11,157,952   20,762,052   22,007,227   24,386,550   22,242,172
 $3,764,801    $4,645,339   $9,405,210  $10,782,737  $16,894,710  $20,762,052  $19,640,492  $24,386,550

     22,456         6,612       29,831       30,020      175,578      135,423       19,031        6,409
    (48,946)      (41,938)     (47,391)     (56,930)    (409,349)    (389,005)     (77,008)     (81,144)
    (26,490)      (35,326)     (17,560)     (26,910)    (233,771)    (253,582)     (57,977)     (74,735)


--------------------------

       Oppenheimer
    Discovery Mid Cap
    Growth Fund/VA --
     Service Shares
-------------------------
 Year ended   Year ended
December 31, December 31,
    2018         2017
-------------------------


  $(129,345)   $(113,477)
     40,993       92,196
 (1,755,094)     998,578
  1,186,865      753,459
   (656,581)   1,730,756

     43,352      148,366
    (61,552)    (132,938)
   (591,590)    (430,118)
    (40,222)     (36,691)
   (136,204)     553,568
   (786,216)     102,187
 (1,442,797)   1,832,943
  8,383,158    6,550,215
 $6,940,361   $8,383,158

     84,813       54,953
   (115,240)     (50,970)
    (30,427)       3,983

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                         Oppenheimer Variable Account Funds (continued)
                                         -------------------------------------------------------------------------------

                                                                          Oppenheimer                Oppenheimer
                                                Oppenheimer            Global Strategic              Main Street
                                             Global Fund/VA --         Income Fund/VA --             Fund/VA --
                                              Service Shares          Non-Service Shares           Service Shares
                                         ------------------------- ------------------------- ---------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2018         2017         2018         2017         2018          2017
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(647,252)   $(683,718)    $109,058      $34,573     $(989,594)    $(743,287)
Net realized gain (loss) on investments    7,383,293    4,116,053      (61,866)     (55,124)    4,531,072     5,512,937
Change in unrealized appreciation
(depreciation) on investments            (22,841,217)  19,355,389     (228,149)     196,897   (24,012,941)    8,775,146
Capital gain distribution                  6,251,962           --           --           --     9,089,198     1,903,483
Increase (decrease) in net assets from
operations                                (9,853,214)  22,787,724     (180,957)     176,346   (11,382,265)   15,448,279

From capital transactions (note 4):
Net premiums                                 615,469      144,413       51,500        2,615       229,227       164,551
Death benefits                              (230,259)    (331,356)     (99,110)     (52,229)     (237,638)     (340,920)
Surrenders                                (7,550,253)  (7,411,783)    (295,715)    (604,101)  (12,002,801)  (12,426,446)
Administrative expenses                     (492,101)    (476,847)      (4,321)      (5,352)     (937,409)     (868,817)
Transfers between subaccounts
(including fixed account), net            (8,775,343)   3,684,057     (126,116)      93,013    21,694,540    (4,788,412)
Increase (decrease) in net assets from
capital transactions                     (16,432,487)  (4,391,516)    (473,762)    (566,054)    8,745,919   (18,260,044)
Increase (decrease) in net assets        (26,285,701)  18,396,208     (654,719)    (389,708)   (2,636,346)   (2,811,765)
Net assets at beginning of year           85,383,189   66,986,981    3,410,317    3,800,025   109,415,610   112,227,375
Net assets at end of year                $59,097,488  $85,383,189   $2,755,598   $3,410,317  $106,779,264  $109,415,610

Change in units (note 5):
Units purchased                              690,357      871,234       15,553       31,617     2,016,238       423,949
Units redeemed                            (1,685,806)  (1,111,100)     (60,866)     (84,724)   (1,511,280)   (1,441,093)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (995,449)    (239,866)     (45,313)     (53,107)      504,958    (1,017,144)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  Oppenheimer Variable Account Funds (continued)
------------------------------------------------------

       Oppenheimer                 Oppenheimer
    Main Street Small             Total Return
    Cap Fund(R)/VA --            Bond Fund/VA --
     Service Shares            Non-Service Shares
------------------------------------------------------
 Year ended     Year ended   Year ended   Year ended
December 31,   December 31, December 31, December 31,
    2018           2017         2018         2017
------------------------------------------------------


  $(619,662)     $(474,876)    $164,421     $101,153
  3,002,414      3,014,408     (248,449)    (151,248)
(10,233,356)       278,650     (154,432)     360,851
  5,192,879      2,589,921           --           --
 (2,657,725)     5,408,103     (238,460)     310,756

     80,266        174,507        2,400       17,413
    (27,684)      (186,173)    (251,185)    (202,853)
 (3,989,002)    (4,894,685)  (1,376,890)    (963,441)
   (266,752)      (321,336)     (14,331)     (16,993)
 (9,901,518)    (6,493,821)     312,063       61,808
(14,104,690)   (11,721,508)  (1,327,943)  (1,104,066)
(16,762,415)    (6,313,405)  (1,566,403)    (793,310)
 44,261,008     50,574,413    9,660,219   10,453,529
$27,498,593    $44,261,008   $8,093,816   $9,660,219

    236,761        231,815       47,524       43,385
   (791,500)      (691,810)    (122,481)    (114,881)
   (554,739)      (459,995)     (74,957)     (71,496)

                       PIMCO Variable Insurance Trust
-----------------------------------------------------------------------------
                                                          International
                                 High Yield              Bond Portfolio
        All Asset               Portfolio --         (U.S. Dollar Hedged) --
  Portfolio -- Advisor         Administrative            Administrative
      Class Shares              Class Shares              Class Shares
-----------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017
-----------------------------------------------------------------------------


    $93,125     $221,604   $1,467,377   $1,498,491      $(5,867)     $69,236
     (9,308)      19,516     (140,682)     284,987       11,214       58,734
   (539,026)     639,404   (3,166,751)     464,066         (219)     (96,164)
         --           --           --           --        7,042           --
   (455,209)     880,524   (1,840,056)   2,247,544       12,170       31,806

      3,040        3,034       64,221       73,428           30           81
     13,933      (70,011)     (46,414)    (485,905)      (2,563)    (290,652)
   (611,393)    (862,811)  (4,432,500)  (5,393,329)    (214,979)    (274,116)
    (26,071)     (30,226)    (268,111)    (259,843)      (4,436)      (4,943)
   (253,708)    (176,974)   3,168,368     (405,741)      62,576     (273,163)
   (874,199)  (1,136,988)  (1,514,436)  (6,471,390)    (159,372)    (842,793)
 (1,329,408)    (256,464)  (3,354,492)  (4,223,846)    (147,202)    (810,987)
  7,231,596    7,488,060   43,833,113   48,056,959    2,313,278    3,124,265
 $5,902,188   $7,231,596  $40,478,621  $43,833,113   $2,166,076   $2,313,278

     27,759      117,921      548,321      268,824        5,192        9,214
    (85,449)    (191,313)    (596,128)    (573,886)     (13,235)     (52,741)
    (57,690)     (73,392)     (47,807)    (305,062)      (8,043)     (43,527)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           PIMCO Variable Insurance Trust (continued)
                                         -------------------------------------------------------------------------------
                                                 Long-Term
                                              U.S. Government            Low Duration               Total Return
                                               Portfolio --              Portfolio --               Portfolio --
                                              Administrative            Administrative             Administrative
                                               Class Shares              Class Shares               Class Shares
                                         ------------------------- ------------------------- ---------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended    Year ended
                                         December 31, December 31, December 31, December 31, December 31,  December 31,
                                             2018         2017         2018         2017         2018          2017
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)             $248,953     $189,249      $92,440    $(154,465)   $1,662,949      $843,104
Net realized gain (loss) on investments     (913,409)    (639,158)    (275,603)    (125,407)   (2,827,887)   (1,047,592)
Change in unrealized appreciation
(depreciation) on investments               (929,237)   2,975,978     (408,769)     121,643    (5,774,875)    7,643,842
Capital gain distribution                    169,237           --           --           --     2,037,138            --
Increase (decrease) in net assets from
operations                                (1,424,456)   2,526,069     (591,932)    (158,229)   (4,902,675)    7,439,354

From capital transactions (note 4):
Net premiums                                  89,593       88,521      160,522      136,256       207,043       413,251
Death benefits                               (32,692)     (63,689)     (63,302)     (70,852)     (393,995)     (950,526)
Surrenders                                (3,844,988)  (4,693,994)  (5,104,401)  (4,507,218)  (21,736,722)  (26,830,761)
Administrative expenses                     (242,679)    (222,110)    (346,181)    (334,125)   (1,326,988)   (1,493,680)
Transfers between subaccounts
(including fixed account), net             5,450,134      236,235    6,645,261    3,523,132   (25,603,661)   (3,989,359)
Increase (decrease) in net assets from
capital transactions                       1,419,368   (4,655,037)   1,291,899   (1,252,807)  (48,854,323)  (32,851,075)
Increase (decrease) in net assets             (5,088)  (2,128,968)     699,967   (1,411,036)  (53,756,998)  (25,411,721)
Net assets at beginning of year           34,651,477   36,780,445   43,445,835   44,856,871   219,063,072   244,474,793
Net assets at end of year                $34,646,389  $34,651,477  $44,145,802  $43,445,835  $165,306,074  $219,063,072

Change in units (note 5):
Units purchased                              714,459      292,452    1,249,700      628,267     1,570,047     1,175,575
Units redeemed                              (602,181)    (508,451)  (1,142,689)    (727,477)   (4,875,393)   (3,291,331)
Net increase (decrease) in units from
capital transactions with contract
owners                                       112,278     (215,999)     107,011      (99,210)   (3,305,346)   (2,115,756)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  Rydex Variable Trust                                State Street Variable Insurance Series Funds, Inc.
-------------------------  -----------------------------------------------------------------------------

                                                          Premier Growth              Real Estate
                                    Income                    Equity                  Securities
        NASDAQ --               V.I.S. Fund --            V.I.S. Fund --            V.I.S. Fund --
       100(R) Fund              Class 1 Shares            Class 1 Shares            Class 1 Shares
---------------------------------------------------------------------------------------------------------
 Year ended    Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31,  December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018          2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------


   $(80,687)     $(86,237)    $100,883      $92,950    $(418,450)   $(361,084)    $380,649     $(10,603)
    432,561       319,429      (90,545)     (11,711)   1,080,172      959,616   (1,175,007)    (840,891)
   (684,435)      841,249     (543,978)     279,925   (5,109,267)   3,335,297   (3,054,175)   1,030,534
    214,254       424,026           --           --    3,572,415    3,010,676      548,280    2,060,173
   (118,307)    1,498,467     (533,640)     361,164     (875,130)   6,944,505   (3,300,253)   2,239,213

         --        22,273        4,826       48,584       16,332       50,283       42,601      211,814
     (3,853)      (43,677)    (137,293)    (280,898)    (199,265)    (217,202)    (123,673)    (228,458)
   (530,531)     (343,040)  (1,722,512)  (2,720,303)  (2,982,926)  (3,366,763)  (4,918,422)  (5,922,164)
    (19,058)      (18,065)     (51,574)     (55,543)     (70,386)     (68,741)    (215,957)    (235,531)
   (661,907)   (2,754,562)    (222,150)    (967,340)  (1,342,349)    (740,135)    (483,143)  (5,570,520)
 (1,215,349)   (3,137,071)  (2,128,703)  (3,975,500)  (4,578,594)  (4,342,558)  (5,698,594) (11,744,859)
 (1,333,656)   (1,638,604)  (2,662,343)  (3,614,336)  (5,453,724)   2,601,947   (8,998,847)  (9,505,646)
  5,426,910     7,065,514   18,444,784   22,059,120   30,373,968   27,772,021   49,403,902   58,909,548
 $4,093,254    $5,426,910  $15,782,441  $18,444,784  $24,920,244  $30,373,968  $40,405,055  $49,403,902

    100,461        24,366       53,793       52,776       24,869       24,820      314,213      167,958
   (172,357)     (339,345)    (204,310)    (313,281)    (204,620)    (224,756)    (455,029)    (473,923)
    (71,896)     (314,979)    (150,517)    (260,505)    (179,751)    (199,936)    (140,816)    (305,965)

----------------------------

        S&P 500(R)
           Index
      V.I.S. Fund --
      Class 1 Shares
---------------------------
 Year ended    Year ended
December 31,  December 31,
    2018          2017
---------------------------


    $218,877      $422,055
  10,877,487     9,199,814
 (28,541,135)   12,548,912
   9,449,465     5,367,168
  (7,995,306)   27,537,949

     374,711       946,443
  (1,679,369)   (1,722,398)
 (16,411,535)  (14,484,966)
    (335,760)     (336,916)
  (2,566,590)     (559,047)
 (20,618,543)  (16,156,884)
 (28,613,849)   11,381,065
 158,836,531   147,455,466
$130,222,682  $158,836,531

     227,466       243,805
    (855,095)     (838,113)
    (627,629)     (594,308)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1



                                                  State Street Variable Insurance Series Funds, Inc. (continued)
                                         ---------------------------------------------------------------------------------

                                             Small-Cap Equity             Total Return                Total Return
                                              V.I.S. Fund --             V.I.S. Fund --              V.I.S. Fund --
                                              Class 1 Shares             Class 1 Shares              Class 3 Shares
                                         ---------------------------------------------------------------------------------
                                          Year ended   Year ended   Year ended    Year ended    Year ended    Year ended
                                         December 31, December 31, December 31,  December 31,  December 31,  December 31,
                                             2018         2017         2018          2017          2018          2017
--------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(514,838)   $(539,787)   $4,074,338    $3,071,903     $(728,847)  $(1,843,927)
Net realized gain (loss) on investments      724,347      839,785    12,732,046    13,452,134    15,553,068    22,170,390
Change in unrealized appreciation
(depreciation) on investments             (7,359,690)     119,470  (239,009,728)   66,189,774  (163,129,738)   42,836,420
Capital gain distribution                  4,013,077    3,254,278   159,884,782    22,006,309   104,312,914    16,199,540
Increase (decrease) in net assets from
operations                                (3,137,104)   3,673,746   (62,318,562)  104,720,120   (43,992,603)   79,362,423

From capital transactions (note 4):
Net premiums                                  23,911       26,291     4,969,816     5,131,926     1,219,212     2,021,661
Death benefits                              (111,917)    (103,877)     (560,079)   (1,324,337)   (1,385,564)   (1,953,285)
Surrenders                                (3,253,886)  (4,065,159)  (56,496,478)  (44,882,263)  (87,264,644) (103,466,091)
Administrative expenses                      (88,691)     (92,063)     (381,159)     (412,054)   (3,067,425)   (3,209,328)
Transfers between subaccounts
(including fixed account), net            (2,228,195)  (1,125,756)   (5,540,533)   (4,274,636)  (14,030,212)  (25,267,443)
Increase (decrease) in net assets from
capital transactions                      (5,658,778)  (5,360,564)  (58,008,433)  (45,761,364) (104,528,633) (131,874,486)
Increase (decrease) in net assets         (8,795,882)  (1,686,818) (120,326,995)   58,958,756  (148,521,236)  (52,512,063)
Net assets at beginning of year           34,982,041   36,668,859   841,510,372   782,551,616   615,661,843   668,173,906
Net assets at end of year                $26,186,159  $34,982,041  $721,183,377  $841,510,372  $467,140,607  $615,661,843

Change in units (note 5):
Units purchased                               47,367       78,519     3,425,823     5,148,363     2,310,507     4,794,373
Units redeemed                              (206,226)    (244,197)   (6,564,934)   (7,679,043)  (10,245,080)  (15,176,150)
Net increase (decrease) in units from
capital transactions with contract
owners                                      (158,859)    (165,678)   (3,139,111)   (2,530,680)   (7,934,573)  (10,381,777)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

  State Street Variable
 Insurance Series Funds,
    Inc. (continued)                     The Alger Portfolios                             The Prudential Series Fund
------------------------- --------------------------------------------------- ---------------------------------------------------
                                                              Alger                   Jennison
       U.S. Equity             Alger Large Cap              Small Cap                20/20 Focus                Jennison
     V.I.S. Fund --          Growth Portfolio --       Growth Portfolio --          Portfolio --              Portfolio --
     Class 1 Shares           Class I-2 Shares          Class I-2 Shares           Class II Shares           Class II Shares
---------------------------------------------------------------------------------------------------------------------------------
 Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2018         2017         2018         2017         2018         2017         2018         2017         2018         2017
---------------------------------------------------------------------------------------------------------------------------------


  $(170,284)   $(185,526)   $(432,230)   $(399,412)   $(300,962)   $(280,757)    $(93,564)    $(90,934)    $(89,816)    $(75,691)
    780,546      829,053    1,563,183    1,196,748      510,941     (536,291)     519,319      642,170      412,707      293,457
 (3,395,008)     548,539   (5,132,052)   3,052,834     (632,555)   5,422,799     (769,924)     884,555     (404,187)   1,199,674
  1,915,201    2,763,690    4,601,589    2,536,803      754,262           --           --           --           --           --
   (869,545)   3,955,756      600,490    6,386,973      331,686    4,605,751     (344,169)   1,435,791      (81,296)   1,417,440

      2,251       18,696        2,127        9,728        3,715       33,506        1,092        3,176       19,007       82,191
    (29,757)    (110,206)    (382,321)    (323,016)    (355,788)    (294,102)      (1,417)       8,781      (94,605)     (69,551)
 (2,391,218)  (2,572,008)  (3,287,661)  (2,790,366)  (2,734,968)  (2,184,659)    (322,788)    (438,920)    (535,130)    (172,005)
    (63,256)     (62,777)     (37,130)     (36,448)     (30,986)     (29,248)     (20,601)     (20,674)     (28,004)     (24,997)
 (1,050,166)    (257,236)    (223,207)    (456,549)    (195,506)    (779,233)    (561,169)    (336,788)       8,295       69,942
 (3,532,146)  (2,983,531)  (3,928,192)  (3,596,651)  (3,313,533)  (3,253,736)    (904,883)    (784,425)    (630,437)    (114,420)
 (4,401,691)     972,225   (3,327,702)   2,790,322   (2,981,847)   1,352,015   (1,249,052)     651,366     (711,733)   1,303,020
 23,908,264   22,936,039   28,029,857   25,239,535   20,023,581   18,671,566    6,142,695    5,491,329    5,575,768    4,272,748
$19,506,573  $23,908,264  $24,702,155  $28,029,857  $17,041,734  $20,023,581   $4,893,643   $6,142,695   $4,864,035   $5,575,768

     36,194       53,888       27,811       44,416       43,064       28,056        5,048       17,351       11,231       32,260
   (197,624)    (195,439)    (167,611)    (187,592)    (168,912)    (184,120)     (31,500)     (46,585)     (28,883)     (36,779)
   (161,430)    (141,551)    (139,800)    (143,176)    (125,848)    (156,064)     (26,452)     (29,234)     (17,652)      (4,519)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                            The Prudential Series Fund (continued)
                                         -----------------------------------------------------------------------------
                                                                                                        SP
                                                                              SP                    Prudential
                                                  Natural                International             U.S. Emerging
                                                 Resources                  Growth                    Growth
                                               Portfolio --              Portfolio --              Portfolio --
                                              Class II Shares           Class II Shares           Class II Shares
                                         -----------------------------------------------------------------------------
                                          Year ended   Year ended   Year ended   Year ended   Year ended   Year ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2018         2017         2018         2017         2018         2017
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets

From operations:
Net investment income (expense)            $(587,092)   $(527,163)      $(9)        $(17)        $(279)       $(257)
Net realized gain (loss) on investments      (79,944)    (783,024)       64           (9)          381          337
Change in unrealized appreciation
(depreciation) on investments             (6,820,702)   1,545,754       (94)         356        (1,770)       2,915
Capital gain distribution                         --           --        --           --            --           --
Increase (decrease) in net assets from
operations                                (7,487,738)     235,567       (39)         330        (1,668)       2,995

From capital transactions (note 4):
Net premiums                                  68,243      123,962        --           --            --           --
Death benefits                               (67,348)     (57,502)       --           --            --           --
Surrenders                                (3,585,221)  (3,502,431)     (677)        (650)         (406)        (366)
Administrative expenses                     (314,971)    (267,420)       (4)          (4)          (28)         (27)
Transfers between subaccounts
(including fixed account), net             9,867,285   13,003,328        (1)          --            --           (1)
Increase (decrease) in net assets from
capital transactions                       5,967,988    9,299,937      (682)        (654)         (434)        (394)
Increase (decrease) in net assets         (1,519,750)   9,535,504      (721)        (324)       (2,102)       2,601
Net assets at beginning of year           34,397,478   24,861,974       891        1,215        17,575       14,974
Net assets at end of year                $32,877,728  $34,397,478      $170         $891       $15,473      $17,575

Change in units (note 5):
Units purchased                            2,811,860    2,935,533        --           --            --           --
Units redeemed                            (1,811,912)  (1,345,077)      (49)         (52)          (18)         (15)
Net increase (decrease) in units from
capital transactions with contract
owners                                       999,948    1,590,456       (49)         (52)          (18)         (15)

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Wells Fargo Variable Trust
                           --------------------------

                                  Wells Fargo
                                   VT Omega
                                    Growth
                                    Fund --
                                    Class 2
                           --------------------------
                            Year ended    Year ended
                           December 31,  December 31,
                               2018          2017
                           --------------------------


                             $(123,070)     $(70,731)
                               206,865        (2,811)
                              (914,057)    1,203,777
                               821,699        75,637
                                (8,563)    1,205,872

                                38,088        13,010
                              (191,902)       (1,922)
                              (578,589)     (461,238)
                               (39,696)      (21,818)
                              (353,941)    4,937,864
                            (1,126,040)    4,465,896
                            (1,134,603)    5,671,768
                             8,030,255     2,358,487
                            $6,895,652    $8,030,255

                                 9,388       217,858
                               (50,098)      (26,669)
                               (40,710)      191,189

See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2018

(1)Description of Entity

   Genworth Life & Annuity VA Separate Account 1 (the "Separate Account") is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company ("GLAIC"), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of GLAIC's former ultimate parent company acquired GLAIC on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

   On May 31, 2004, GLAIC became a direct, wholly-owned subsidiary of GLIC. GLAIC is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd., a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide, pursuant to which, subject to the terms and conditions set forth therein, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of Asia Pacific Insurance (the "Merger"). China Oceanwide has agreed to acquire all of Genworth's outstanding common stock for a total transaction value of approximately $2.7 billion, or $5.43 per share in cash.

   At a special meeting held on March 7, 2017, Genworth's stockholders voted on and approved a proposal to adopt the Merger Agreement. The closing of the transaction remains subject to other conditions and approvals.

   GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

   GLAIC's principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

   GLAIC is a subsidiary of Genworth, a financial services company dedicated to helping meet the homeownership and long-term care needs of our customers. GLAIC operates through two segments: (i) U.S. Life Insurance and (ii) Runoff.

  . U.S. Life Insurance. GLAIC's principal products in its U.S. Life Insurance segment are life insurance and fixed deferred and immediate annuities. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime.

     In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of GLAIC's offerings for traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

  . Runoff. GLAIC's Runoff segment includes the results of non-strategic products that are no longer actively sold. GLAIC's non-strategic products primarily include its variable annuities, variable life insurance, group variable annuities offered through retirement plans and funding agreements. Most of GLAIC's variable annuities include guaranteed minimum death benefits. Some of GLAIC's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits. GLAIC no longer offers retail and group variable annuities but continues to accept purchase payments on and service its existing block of business. GLAIC also no longer offers variable life insurance policies but it continues to service existing policies.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   GLAIC also has Corporate and Other activities, which include other corporate income and expenses not allocated to the segments.

   GLAIC does business in Bermuda, the District of Columbia and all states, except New York.

   The Separate Account has subaccounts that currently invest in series or portfolios ("Portfolios") of open-end mutual funds ("Funds"). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

   Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

   The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

   The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

   On August 17, 2018, Federated Insurance Series -- Federated Managed Tail Risk Fund II -- Primary Shares was liquidated, and the cash was reinvested in Federated Insurance Series -- Federated Managed Volatility Fund II -- Primary Shares.

   On July 30, 2018, PIMCO Variable Insurance Trust -- Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares changed its name to PIMCO Variable Insurance Trust -- International Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares.

   On June 29, 2018, Deutsche Variable Series I -- Deutsche Capital Growth VIP -- Class B Shares changed its name to Deutsche DWS Variable Series I -- DWS Capital Growth VIP -- Class B Shares.

   On June 29, 2018, Deutsche Variable Series II -- Deutsche CROCI(R) U.S. VIP -- Class B Shares changed its name to Deutsche DWS Variable Series II -- DWS CROCI(R) U.S. VIP -- Class B Shares.

   On June 29, 2018, Deutsche Variable Series II -- Deutsche Small Mid Cap Value VIP -- Class B Shares changed its name to Deutsche DWS Variable Series II -- DWS Small Mid Cap Value VIP -- Class B Shares.

   On May 1, 2018, Columbia Funds Variable Series Trust II -- Variable Portfolio -- Loomis Sayles Growth Fund -- Class 1 changed its name to Columbia Funds Variable Series Trust II -- CTIVP/SM/ -- Loomis Sayles Growth Fund -- Class 1.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   On May 1, 2018, Columbia Funds Variable Series Trust II -- Columbia Variable Portfolio -- Select International Equity Fund -- Class 2 changed its name to Columbia Funds Variable Series Trust II -- Columbia Variable Portfolio -- Overseas Core Fund -- Class 2.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Focus Growth V.I. Fund -- Class III Shares.

   On June 12, 2017, BlackRock Variable Series Funds, Inc. -- BlackRock Value Opportunities V.I. Fund -- Class III Shares changed its name to BlackRock Variable Series Funds, Inc. -- BlackRock Advantage U.S. Total Market V.I. Fund -- Class III Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Balanced Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Balanced Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Enterprise Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Enterprise Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Flexible Bond Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Flexible Bond Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Forty Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Forty Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Global Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Research Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Global Technology Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Global Technology Portfolio -- Service Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Institutional Shares.

   On June 5, 2017, Janus Aspen Series -- Overseas Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Overseas Portfolio -- Service Shares.

   On May 19, 2017, JPMorgan Insurance Trust -- JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1 was liquidated and the cash was reinvested in Dreyfus -- Dreyfus Variable Investment Fund -- Government Money Market Portfolio.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   On May 1, 2017, Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares changed its name to Dreyfus -- The Dreyfus Sustainable U.S. Equity Portfolio, Inc. -- Initial Shares.

   On April 28, 2017, Deutsche Variable Series II -- Deutsche Large Cap Value VIP -- Class B Shares changed its name to Deutsche Variable Series II -- Deutsche CROCI(R) U.S. VIP -- Class B Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Research Portfolio -- Institutional Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Institutional Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Institutional Shares.

   On April 28, 2017, Janus Aspen Series -- Janus Portfolio -- Service Shares changed its name to Janus Aspen Series -- Research Portfolio -- Service Shares. Subsequently, on June 5, 2017, Janus Aspen Series -- Research Portfolio -- Service Shares changed its name to Janus Aspen Series -- Janus Henderson Research Portfolio -- Service Shares.

   On April 28, 2017, Oppenheimer Variable Account Funds -- Oppenheimer Core Bond Fund/VA -- Non-Service Shares changed its name to Oppenheimer Variable Account Funds -- Oppenheimer Total Return Bond Fund/VA -- Non-Service Shares.

   On April 28, 2017, State Street Variable Insurance Series Funds, Inc. -- Core Value Equity V.I.S. Fund -- Class 1 Shares was liquidated, and the cash was reinvested in Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund -- Service Shares.

   As of December 31, 2018, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Mid Cap Growth Fund -- Series I shares, AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco V.I. Managed Volatility Fund -- Series I shares, and The Prudential Series Fund -- Equity Portfolio -- Class II Shares were available as an investment options under the contract, but not shown on the statements as there was no activity from January 1, 2017 through December 31, 2018.

   All designated Portfolios listed above are series type mutual funds.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Prior year balances related to funds liquidated in 2017 are not disclosed in the Statements of Changes in Net Assets as they are no longer active in 2018. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services -- Investment Companies.

  (b) Investments

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   Valuation Inputs: Various inputs are used to determine the value of the mutual fund's investments. These inputs are summarized in the three broad levels listed below:

  .  Level 1 -- quoted prices in active markets for identical securities;

  . Level 2 -- observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

  .  Level 3 -- unobservable inputs.

   The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2018, and there were no transfers between the levels during 2018.

   Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

  (c) Unit Classes

   There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note (4)(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

  (e) Payments During Annuitization

   Net assets allocated to the contracts in variable payout stages ("variable annuitization") are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReady/SM/ Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC's General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

  (f) Subsequent Events

   The Separate Account evaluated subsequent events through the date the financial statements were issued, and no subsequent events have occurred requiring accrual or disclosure.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


(3)Purchases and Sales of Investments

   The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year ended December 31, 2018 were:

                                      Cost of     Proceeds
                                       Shares       from
Fund/Portfolio                        Acquired   Shares Sold
--------------                       ----------- -----------
AB Variable Products Series Fund,
  Inc.
   AB Balanced Wealth Strategy
     Portfolio -- Class B........... $ 1,735,608 $ 2,724,417
   AB Global Thematic Growth
     Portfolio -- Class B...........     240,010   2,981,982
   AB Growth and Income Portfolio
     -- Class B.....................  11,857,485   8,314,051
   AB International Value
     Portfolio -- Class B...........   8,869,027   8,878,667
   AB Large Cap Growth Portfolio
     -- Class B.....................   6,738,431   5,139,140
   AB Small Cap Growth Portfolio
     -- Class B.....................   9,144,262   2,500,605
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
   Invesco V.I. American Franchise
     Fund -- Series I shares........   2,788,035   8,685,140
   Invesco V.I. American Franchise
     Fund -- Series II shares.......     464,071   1,039,130
   Invesco V.I. Comstock Fund --
     Series II shares...............   3,997,413   5,448,309
   Invesco V.I. Core Equity Fund
     -- Series I shares.............  44,038,738  25,130,013
   Invesco V.I. Equity and Income
     Fund -- Series II shares.......   3,938,489   4,875,052
   Invesco V.I. Global Real Estate
     Fund -- Series II shares.......      39,428      50,599
   Invesco V.I. Government
     Securities Fund -- Series I
     shares.........................         383       3,078
   Invesco V.I. International
     Growth Fund -- Series II
     shares.........................  10,049,690  12,091,796
   Invesco V.I. Technology Fund --
     Series I shares................      60,000      29,032
   Invesco V.I. Value
     Opportunities Fund -- Series
     II shares......................     726,964     946,878
American Century Variable
  Portfolios II, Inc.
   VP Inflation Protection Fund --
     Class II.......................  12,765,286  11,630,483
American Century Variable
  Portfolios, Inc.
   VP Income & Growth Fund --
     Class I........................     114,883     312,559
   VP International Fund -- Class I.     132,696     109,288
   VP Ultra(R) Fund -- Class I......      14,793      15,736
   VP Value Fund -- Class I.........       1,973       6,182
BlackRock Variable Series Funds,
  Inc.
   BlackRock Advantage U.S. Total
     Market V.I. Fund -- Class III
     Shares.........................     860,870     763,715
   BlackRock Basic Value V.I. Fund
     -- Class III Shares............   7,516,386   9,479,927
   BlackRock Global Allocation
     V.I. Fund -- Class III Shares..  23,183,076  54,125,381
   BlackRock Large Cap Focus
     Growth V.I. Fund -- Class III
     Shares.........................   2,180,757   1,076,995
Columbia Funds Variable Series
  Trust II
   CTIVP/SM/ -- Loomis Sayles
     Growth Fund -- Class 1.........   5,865,612  33,026,189
   Columbia Variable Portfolio --
     Overseas Core Fund -- Class 2..   1,629,718   3,247,633
Deutsche DWS Variable Series I
   DWS Capital Growth VIP --
     Class B Shares.................       1,010         255
Deutsche DWS Variable Series II
   DWS CROCI(R) U.S. VIP --
     Class B Shares.................       9,037       6,002
   DWS Small Mid Cap Value VIP --
     Class B Shares.................       3,201       1,180
Dreyfus
   Dreyfus Investment Portfolios
     MidCap Stock Portfolio --
     Initial Shares.................      13,063       7,284
   Dreyfus Variable Investment
     Fund -- Government Money
     Market Portfolio...............   1,346,372   1,301,575
   The Dreyfus Sustainable U.S.
     Equity Portfolio, Inc. --
     Initial Shares.................   1,316,168     229,252

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                     Cost of     Proceeds
                                      Shares       from
Fund/Portfolio                       Acquired   Shares Sold
--------------                     ------------ ------------
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund... $ 29,088,189 $ 18,700,449
Federated Insurance Series
   Federated High Income Bond
     Fund II -- Primary Shares....    1,063,431    2,631,774
   Federated High Income Bond
     Fund II -- Service Shares....    1,239,064    2,548,199
   Federated Kaufmann Fund II --
     Service Shares...............    2,140,217    3,954,058
   Federated Managed Tail Risk
     Fund II -- Primary Shares....      215,556    5,106,849
   Federated Managed Volatility
     Fund II -- Primary Shares....    5,281,952    1,445,699
Fidelity(R) Variable Insurance
  Products Fund
   VIP Asset Manager/SM/
     Portfolio -- Initial Class...    2,569,799    6,084,971
   VIP Asset Manager/SM/
     Portfolio -- Service Class 2.      478,829    1,038,840
   VIP Balanced Portfolio --
     Service Class 2..............   10,081,018   14,845,113
   VIP Contrafund(R) Portfolio
     -- Initial Class.............   12,457,516   16,786,818
   VIP Contrafund(R) Portfolio
     -- Service Class 2...........   24,537,319   60,041,868
   VIP Dynamic Capital
     Appreciation Portfolio --
     Service Class 2..............      380,068      802,434
   VIP Equity-Income Portfolio
     -- Initial Class.............    7,126,764   12,815,699
   VIP Equity-Income Portfolio
     -- Service Class 2...........   12,148,002   18,044,920
   VIP Growth & Income Portfolio
     -- Initial Class.............    2,067,765    3,248,744
   VIP Growth & Income Portfolio
     -- Service Class 2...........    5,841,563    9,362,702
   VIP Growth Opportunities
     Portfolio -- Initial Class...    2,122,927    2,561,114
   VIP Growth Opportunities
     Portfolio -- Service Class 2.    4,189,646    1,159,255
   VIP Growth Portfolio --
     Initial Class................   10,585,018   10,409,080
   VIP Growth Portfolio --
     Service Class 2..............    4,904,767    4,659,925
   VIP Investment Grade Bond
     Portfolio -- Service Class 2.   15,999,647   57,235,150
   VIP Mid Cap Portfolio --
     Initial Class................        1,261        3,133
   VIP Mid Cap Portfolio --
     Service Class 2..............   21,636,790   29,457,377
   VIP Overseas Portfolio --
     Initial Class................      991,070    2,951,822
   VIP Value Strategies
     Portfolio -- Service Class 2.      334,122      411,876
Franklin Templeton Variable
  Insurance Products Trust
   Franklin Founding Funds
     Allocation VIP Fund --
     Class 2 Shares...............    6,400,091   14,442,748
   Franklin Income VIP Fund --
     Class 2 Shares...............   22,158,003   62,116,693
   Franklin Large Cap Growth VIP
     Fund -- Class 2 Shares.......       16,967       17,998
   Franklin Mutual Shares VIP
     Fund -- Class 2 Shares.......    1,446,141    3,241,876
   Templeton Foreign VIP Fund --
     Class 1 Shares...............      968,637    1,722,224
   Templeton Foreign VIP Fund --
     Class 2 Shares...............      105,179      107,545
   Templeton Global Bond VIP
     Fund -- Class 1 Shares.......      205,705      737,806
   Templeton Growth VIP Fund --
     Class 2 Shares...............    2,437,692    4,145,936
Goldman Sachs Variable Insurance
  Trust
   Goldman Sachs Government
     Money Market Fund --
     Service Shares...............  164,433,249  163,210,799
   Goldman Sachs Large Cap Value
     Fund -- Institutional Shares.      778,826    1,432,242
   Goldman Sachs Mid Cap Value
     Fund -- Institutional Shares.    4,977,016    6,824,334
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Core
     Bond Portfolio -- Class 1....      430,380    1,076,347
   JPMorgan Insurance Trust Mid
     Cap Value Portfolio --
     Class 1......................      149,595       61,211
   JPMorgan Insurance Trust
     Small Cap Core Portfolio --
     Class 1......................       43,862      144,643
   JPMorgan Insurance Trust U.S.
     Equity Portfolio -- Class 1..      698,025      301,439

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Cost of     Proceeds
                                  Shares       from
Fund/Portfolio                   Acquired   Shares Sold
--------------                  ----------- -----------
Janus Aspen Series
   Janus Henderson Balanced
     Portfolio --
     Institutional Shares...... $ 6,402,239 $13,503,103
   Janus Henderson Balanced
     Portfolio -- Service
     Shares....................  11,739,472  22,556,207
   Janus Henderson Enterprise
     Portfolio --
     Institutional Shares......   3,568,108   8,967,412
   Janus Henderson Enterprise
     Portfolio -- Service
     Shares....................     456,500     770,604
   Janus Henderson Flexible
     Bond Portfolio --
     Institutional Shares......   1,452,702   3,237,021
   Janus Henderson Forty
     Portfolio --
     Institutional Shares......   6,068,632   6,112,202
   Janus Henderson Forty
     Portfolio -- Service
     Shares....................   2,575,569   2,898,118
   Janus Henderson Global
     Research Portfolio --
     Institutional Shares......     787,915   6,487,936
   Janus Henderson Global
     Research Portfolio --
     Service Shares............     160,204     911,856
   Janus Henderson Global
     Technology Portfolio --
     Service Shares............   1,836,378   2,593,902
   Janus Henderson Overseas
     Portfolio --
     Institutional Shares......   1,537,369   3,238,459
   Janus Henderson Overseas
     Portfolio -- Service
     Shares....................     143,371     330,407
   Janus Henderson Research
     Portfolio --
     Institutional Shares......   2,985,746   8,215,088
   Janus Henderson Research
     Portfolio -- Service
     Shares....................     216,177     869,846
Legg Mason Partners Variable
  Equity Trust
   ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class II.....   1,963,991   2,082,666
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class I......     657,739   1,216,607
   ClearBridge Variable
     Dividend Strategy
     Portfolio -- Class II.....   1,212,245   2,746,975
   ClearBridge Variable Large
     Cap Value Portfolio --
     Class I...................   1,636,647   3,527,329
MFS(R) Variable Insurance
  Trust
   MFS(R) Investors Trust
     Series -- Service
     Class Shares..............     588,726   1,222,920
   MFS(R) New Discovery
     Series -- Service
     Class Shares..............   4,369,905   6,075,923
   MFS(R) Total Return Series
     -- Service Class Shares...   6,746,099  10,444,733
   MFS(R) Utilities Series --
     Service Class Shares......     453,033   2,687,058
MFS(R) Variable Insurance
  Trust II
   MFS(R) Massachusetts
     Investors Growth Stock
     Portfolio -- Service
     Class Shares..............     621,949   2,690,889
   MFS(R) Strategic Income
     Portfolio -- Service
     Class Shares..............       1,739       3,068
Oppenheimer Variable Account
  Funds
   Oppenheimer Capital
     Appreciation Fund/VA --
     Non-Service Shares........   2,665,052   6,019,702
   Oppenheimer Capital
     Appreciation Fund/VA --
     Service Shares............     798,525   1,146,399
   Oppenheimer Conservative
     Balanced Fund/VA --
     Non-Service Shares........   1,247,976   1,742,888
   Oppenheimer Conservative
     Balanced Fund/VA --
     Service Shares............   2,748,010   4,743,319
   Oppenheimer Discovery Mid
     Cap Growth Fund/VA --
     Non-Service Shares........   3,848,811   4,248,890
   Oppenheimer Discovery Mid
     Cap Growth Fund/VA --
     Service Shares............   3,578,935   3,306,893
   Oppenheimer Global Fund/VA
     -- Service Shares.........  24,119,241  34,943,717
   Oppenheimer Global
     Strategic Income Fund/VA
     -- Non-Service Shares.....     317,353     689,655
   Oppenheimer Main Street
     Fund/VA -- Service Shares.  45,886,373  29,241,842
   Oppenheimer Main Street
     Small Cap Fund(R)/VA --
     Service Shares............  10,379,273  19,971,186
   Oppenheimer Total Return
     Bond Fund/VA --
     Non-Service Shares........   1,289,023   2,445,752
PIMCO Variable Insurance Trust
   All Asset Portfolio --
     Advisor Class Shares......     591,500   1,371,264
   High Yield Portfolio --
     Administrative
     Class Shares..............  11,483,854  11,459,494
   International Bond
     Portfolio (U.S. Dollar
     Hedged) --
     Administrative
     Class Shares..............     136,774     295,867
   Long-Term U.S. Government
     Portfolio --
     Administrative
     Class Shares..............  13,107,802  11,099,644
   Low Duration Portfolio --
     Administrative
     Class Shares..............  15,116,642  13,649,915
   Total Return Portfolio --
     Administrative
     Class Shares..............  30,185,985  74,733,542

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                            Cost of     Proceeds
                             Shares       from
Fund/Portfolio              Acquired   Shares Sold
--------------            ------------ ------------
Rydex Variable Trust
   NASDAQ -- 100(R) Fund. $  1,702,356 $  2,701,072
State Street Variable
  Insurance Series
  Funds, Inc.
   Income V.I.S. Fund --
     Class 1 Shares......    1,089,814    3,102,997
   Premier Growth Equity
     V.I.S. Fund --
     Class 1 Shares......    4,206,476    5,595,880
   Real Estate
     Securities V.I.S.
     Fund -- Class 1
     Shares..............    8,163,597   12,913,366
   S&P 500(R) Index
     V.I.S. Fund --
     Class 1 Shares......   17,890,993   28,937,439
   Small-Cap Equity
     V.I.S. Fund --
     Class 1 Shares......    5,426,561    7,559,675
   Total Return V.I.S.
     Fund -- Class 1
     Shares..............  237,132,153  130,908,204
   Total Return V.I.S.
     Fund -- Class 3
     Shares..............  144,793,723  145,856,783
   U.S. Equity V.I.S.
     Fund -- Class 1
     Shares..............    2,859,025    4,641,235
The Alger Portfolios
   Alger Large Cap
     Growth Portfolio --
     Class I-2 Shares....    5,537,918    5,270,599
   Alger Small Cap
     Growth Portfolio --
     Class I-2 Shares....    1,897,998    4,756,928
The Prudential Series
  Fund
   Jennison 20/20 Focus
     Portfolio --
     Class II Shares.....      109,154    1,108,940
   Jennison Portfolio --
     Class II Shares.....      419,655    1,139,379
   Natural Resources
     Portfolio --
     Class II Shares.....   17,894,271   12,573,499
   SP International
     Growth Portfolio --
     Class II Shares.....           --          690
   SP Prudential U.S.
     Emerging Growth
     Portfolio --
     Class II Shares.....           --          713
Wells Fargo Variable
  Trust
   Wells Fargo VT Omega
     Growth Fund --
     Class 2.............    1,078,683    1,515,214

(4)Related Party Transactions

  (a) GLAIC

   Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner's daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note (6) presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018


   The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

 Mortality and Expense Risk Charge      0.40% -- 2.40% of the daily value of
 (including benefit rider options)      the assets invested in each Portfolio
 This charge is assessed through a      (fund).
 reduction in unit values.

 Administrative Charge                  0.15% -- 0.35% of the daily value of
 This charge is assessed through a      the assets invested in each fund.
 reduction in unit values.

 Annual Administrative Charge           $0 -- $30 per contract year invested
 This charge is assessed through a      in each fund.
 redemption in units.

 Surrender Charge                       0.00% -- 9.00% on the value of the
 This charge is assessed through a      accumulation units purchased.
 redemption in units.

  (b) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

  (c) Bonus Credit

   For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

  (d) Capital Brokerage Corporation

   Capital Brokerage Corporation ("CBC"), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)Capital Transactions

   All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2018 and 2017 is reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   GLAIC's variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2018, 2017, 2016, 2015, and 2014 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new products or funds. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2018 and were available to contract owners during 2018.

                                    Expense as a                             Net   Investment
                                    % of Average                            Assets   Income
                                   Net Assets (1)   Units      Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------ ---------- --------------------
AB Variable Products Series Fund,
  Inc.
 AB Balanced Wealth Strategy
   Portfolio -- Class B
   2018........................... 1.45% to 2.55%    988,327 13.03 to 11.47 12,203   1.64%     (7.77)% to  (8.81)%
   2017........................... 1.45% to 2.55%  1,140,590 14.13 to 12.58 15,309   1.79%      13.95% to   12.68%
   2016........................... 1.45% to 2.55%  1,323,222 12.40 to 11.17 15,601   1.65%       2.93% to    1.79%
   2015........................... 1.45% to 2.55%  1,408,677 12.05 to 10.97 16,209   1.96%     (0.17)% to  (1.29)%
   2014........................... 1.45% to 2.55%  1,625,670 12.07 to 11.11 18,777   2.40%       5.56% to    4.38%
 AB Global Thematic Growth
   Portfolio -- Class B
   2018........................... 1.45% to 2.10%    108,308 19.94 to 13.16  1,988   0.00%    (11.30)% to (11.88)%
   2017........................... 1.45% to 2.10%    235,133 22.48 to 14.93  5,051   0.30%      34.33% to   33.45%
   2016........................... 1.45% to 2.10%    140,451 16.74 to 11.19  2,138   0.00%     (2.31)% to  (2.95)%
   2015........................... 1.45% to 2.10%    167,574 17.13 to 11.53  2,623   0.00%       1.16% to    0.49%
   2014........................... 1.45% to 2.10%    197,638 16.94 to 11.47  3,039   0.00%       3.29% to    2.61%
 AB Growth and Income
   Portfolio -- Class B
   2018........................... 1.15% to 2.30%  1,812,252 27.39 to 17.62 40,557   0.72%     (6.93)% to  (8.02)%
   2017........................... 1.15% to 2.30%  1,853,902 29.43 to 19.16 44,847   1.25%      17.24% to   15.88%
   2016........................... 1.15% to 2.30%  2,080,048 25.10 to 16.53 43,003   0.82%       9.79% to    8.52%
   2015........................... 1.15% to 2.30%  2,375,736 22.86 to 15.23 45,113   1.17%       0.26% to  (0.91)%
   2014........................... 1.15% to 2.30%  2,777,191 22.81 to 15.37 52,841   1.09%       8.03% to    6.78%
 AB International Value
   Portfolio -- Class B
   2018........................... 1.45% to 2.55%  4,300,130  9.66 to  5.00 28,780   1.12%    (24.10)% to (24.95)%
   2017........................... 1.45% to 2.55%  4,197,680 12.73 to  6.67 37,401   1.46%      23.29% to   21.92%
   2016........................... 1.45% to 2.55% 10,519,424 10.33 to  5.47 72,814   1.23%     (2.23)% to  (3.32)%
   2015........................... 1.45% to 2.55%  8,467,988 10.56 to  5.66 62,126   2.23%       0.92% to  (0.21)%
   2014........................... 1.45% to 2.55%  7,965,572 10.47 to  5.67 58,385   3.64%     (7.82)% to  (8.85)%
 AB Large Cap Growth
   Portfolio -- Class B
   2018........................... 1.45% to 2.30%  1,085,426 31.48 to 22.12 21,750   0.00%       0.83% to  (0.04)%
   2017........................... 1.45% to 2.30%  1,136,185 31.22 to 22.13 22,320   0.00%      29.77% to   28.65%
   2016........................... 1.45% to 2.30%  1,256,372 24.06 to 17.20 18,786   0.00%       0.87% to    0.01%
   2015........................... 1.45% to 2.30%  2,063,012 23.85 to 17.20 28,077   0.00%       9.25% to    8.31%
   2014........................... 1.45% to 2.30%  1,082,171 21.83 to 15.88 12,849   0.00%      12.19% to   11.22%
 AB Small Cap Growth
   Portfolio -- Class B
   2018........................... 1.45% to 1.95%    555,831 22.28 to 20.89 12,265   0.00%     (2.55)% to  (3.05)%
   2017........................... 1.45% to 1.95%    291,390 22.86 to 21.54  6,564   0.00%      31.85% to   31.18%
   2016........................... 1.45% to 1.95%    328,225 17.34 to 16.42  5,646   0.00%       4.68% to    4.15%
   2015........................... 1.45% to 1.95%    396,581 16.56 to 15.77  6,566   0.00%     (2.96)% to  (3.45)%
   2014........................... 1.45% to 2.55%  2,301,358 17.07 to 15.66 37,496   0.00%     (3.50)% to  (4.57)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
AIM Variable Insurance Funds
  (Invesco Variable Insurance
  Funds)
 Invesco V.I. American Franchise
   Fund -- Series I shares
   2018........................... 0.75% to 1.85%   866,472 18.57 to 17.03 15,185   0.00%     (4.35)% to  (5.42)%
   2017........................... 0.75% to 1.85% 1,218,749 19.41 to 18.01 22,478   0.13%      26.39% to   24.99%
   2016........................... 0.75% to 1.85%   466,844 15.36 to 14.41  6,856   0.00%       1.50% to    0.38%
   2015........................... 0.75% to 1.85%   519,555 15.13 to 14.35  7,577   0.00%       4.22% to    3.06%
   2014........................... 0.75% to 1.85%   587,760 14.52 to 13.92  8,291   0.04%       7.63% to    6.43%
 Invesco V.I. American Franchise
   Fund -- Series II shares
   2018........................... 1.45% to 2.20%   195,429 27.62 to 21.47  4,468   0.00%     (5.29)% to  (6.02)%
   2017........................... 1.45% to 2.20%   225,446 29.16 to 22.85  5,477   0.00%      25.19% to   24.24%
   2016........................... 1.45% to 2.20%   239,707 23.29 to 18.39  4,637   0.00%       0.54% to  (0.22)%
   2015........................... 1.45% to 2.20%   270,543 23.17 to 18.43  5,215   0.00%       3.23% to    2.45%
   2014........................... 1.45% to 2.20%   317,356 22.44 to 17.99  5,960   0.00%       6.60% to    5.79%
 Invesco V.I. Comstock Fund --
   Series II shares
   2018........................... 1.45% to 2.35% 1,030,378 25.88 to 14.86 21,926   1.38%    (13.64)% to (14.44)%
   2017........................... 1.45% to 2.35% 1,174,635 29.96 to 17.37 29,341   1.25%      15.88% to   14.82%
   2016........................... 1.45% to 2.55% 4,807,059 25.86 to 13.03 85,076   1.87%      15.30% to   14.01%
   2015........................... 1.45% to 2.30% 1,605,895 22.43 to 14.58 30,095   1.59%     (7.55)% to  (8.35)%
   2014........................... 1.45% to 2.30% 1,923,510 24.26 to 15.91 39,308   1.08%       7.52% to    6.59%
 Invesco V.I. Core Equity Fund --
   Series I shares
   2018........................... 0.75% to 2.55% 6,673,943 15.53 to 12.40 95,333   1.00%    (10.08)% to (11.72)%
   2017........................... 0.75% to 2.55% 5,857,135 17.27 to 14.05 94,251   1.04%      12.33% to   10.30%
   2016........................... 0.75% to 2.55% 6,221,256 15.37 to 12.73 90,252   1.18%       9.44% to    7.46%
   2015........................... 0.75% to 2.30%   591,932 14.05 to 13.87  8,765   0.98%     (6.48)% to  (7.94)%
   2014........................... 0.75% to 2.30%   783,326 15.02 to 15.06 12,532   0.94%       7.34% to    5.66%
 Invesco V.I. Equity and Income
   Fund -- Series II shares
   2018........................... 1.45% to 2.55% 1,245,249 14.86 to 13.04 17,577   1.95%    (11.04)% to (12.04)%
   2017........................... 1.45% to 2.55% 1,360,722 16.71 to 14.82 21,684   1.47%       9.18% to    7.96%
   2016........................... 1.45% to 2.55% 1,407,768 15.30 to 13.73 20,635   1.65%      13.18% to   11.92%
   2015........................... 1.45% to 2.55% 1,563,826 13.52 to 12.27 20,334   2.27%     (4.00)% to  (5.07)%
   2014........................... 1.45% to 2.55% 1,679,031 14.08 to 12.92 22,827   1.56%       7.19% to    5.99%
 Invesco V.I. Global Real Estate
   Fund -- Series II shares
   2018........................... 1.45% to 2.20%    15,073 15.97 to  8.62    202   3.68%     (7.70)% to  (8.41)%
   2017........................... 1.45% to 2.20%    16,404 17.30 to  9.41    239   2.98%      11.10% to   10.26%
   2016........................... 1.45% to 2.20%    19,385 15.57 to  8.54    257   1.32%       0.35% to  (0.42)%
   2015........................... 1.45% to 2.20%    21,397 15.52 to  8.57    285   3.34%     (3.17)% to  (3.91)%
   2014........................... 1.45% to 2.20%    24,081 16.02 to  8.92    331   0.96%      12.69% to   11.83%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 Invesco V.I. Government
   Securities Fund --
   Series I shares
   2018............................ 0.75% to 0.75%       166 17.11 to 17.11      3   1.69%     (0.20)% to  (0.20)%
   2017............................ 0.75% to 0.75%       327 17.14 to 17.14      6   2.16%       1.19% to    1.19%
   2016............................ 0.75% to 0.75%       292 16.94 to 16.94      5   2.05%       0.47% to    0.47%
   2015............................ 0.75% to 0.75%       274 16.86 to 16.86      5   1.90%     (0.41)% to  (0.41)%
   2014............................ 0.75% to 0.75%       259 16.93 to 16.93      4   3.22%       3.36% to    3.36%
 Invesco V.I. International Growth
   Fund -- Series II shares 2018    1.45% to 2.55% 3,440,133 17.28 to  9.01 40,942   1.79%    (16.44)% to (17.38)%
   2017............................ 1.45% to 2.55% 3,619,926 20.68 to 10.91 51,647   1.33%      20.95% to   19.61%
   2016............................ 1.45% to 2.55% 3,015,316 17.10 to  9.12 36,773   0.88%     (2.13)% to  (3.22)%
   2015............................ 1.45% to 2.55% 5,404,615 17.47 to  9.42 64,412   1.43%     (4.03)% to  (5.10)%
   2014............................ 1.45% to 2.55% 4,091,537 18.20 to  9.93 52,852   1.35%     (1.36)% to  (2.46)%
 Invesco V.I. Technology Fund --
   Series I shares
   2018............................ 0.75% to 0.75%     4,514  7.24 to  7.24     33   0.00%     (1.20)% to  (1.20)%
   2017............................ 0.75% to 0.75%         0  7.33 to  7.33      0   0.00%      34.12% to   34.12%
   2016............................ 0.75% to 0.75%         0  5.47 to  5.47      0   0.00%     (1.50)% to  (1.50)%
   2015............................ 0.75% to 0.75%       308  5.55 to  5.55      2   0.00%       6.01% to    6.01%
   2014............................ 0.75% to 0.75%       324  5.24 to  5.24      2   0.00%      10.22% to   10.22%
 Invesco V.I. Value Opportunities
   Fund -- Series II shares
   2018............................ 1.45% to 2.30%   236,200 16.92 to 10.83  3,821   0.00%    (20.53)% to (21.22)%
   2017............................ 1.45% to 2.30%   268,667 21.29 to 13.75  5,482   0.01%      15.53% to   14.54%
   2016............................ 1.45% to 2.30%   328,828 18.43 to 12.00  5,793   0.08%      16.22% to   15.22%
   2015............................ 1.45% to 2.30%   377,784 15.86 to 10.42  5,705   2.26%    (11.95)% to (12.71)%
   2014............................ 1.45% to 2.30%   427,066 18.01 to 11.93  7,297   1.14%       4.84% to    3.94%
American Century Variable
  Portfolios II, Inc.
 VP Inflation Protection Fund --
   Class II
   2018............................ 1.45% to 2.55% 3,189,074 12.16 to 10.51 36,387   2.83%     (4.24)% to  (5.31)%
   2017............................ 1.45% to 2.55% 3,146,747 12.70 to 11.10 37,615   2.57%       2.17% to    1.04%
   2016............................ 1.45% to 2.55% 3,620,543 12.43 to 10.98 42,576   1.66%       2.88% to    1.73%
   2015............................ 1.45% to 2.55% 1,534,053 12.08 to 10.80 17,704   3.44%     (3.88)% to  (4.96)%
   2014............................ 1.45% to 2.55% 5,713,250 12.57 to 11.36 68,266   1.29%       1.80% to    0.67%
American Century Variable
  Portfolios, Inc.
 VP Income & Growth Fund --
   Class I
   2018............................ 1.45% to 2.20%    16,983 26.34 to 13.89    328   1.89%     (8.23)% to  (8.93)%
   2017............................ 1.45% to 2.20%    28,631 28.70 to 15.26    589   2.30%      18.74% to   17.84%
   2016............................ 1.45% to 2.20%    41,953 24.17 to 12.95    740   1.51%      11.84% to   10.99%
   2015............................ 1.45% to 2.05%     4,549 21.61 to 14.71     85   2.10%     (6.99)% to  (7.56)%
   2014............................ 1.45% to 2.05%     4,666 23.23 to 15.92     94   2.03%      10.87% to   10.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                    Expense as a                             Net    Investment
                                    % of Average                            Assets    Income
                                   Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                   -------------- ---------- -------------- ------- ---------- --------------------
 VP International Fund -- Class I
   2018........................... 1.45% to 2.20%     35,301 21.20 to  9.21     511   1.26%    (16.46)% to (17.10)%
   2017........................... 1.45% to 2.20%     35,443 25.38 to 11.10     621   0.81%      29.31% to   28.33%
   2016........................... 1.45% to 2.20%     36,661 19.63 to  8.65     507   1.17%     (6.87)% to  (7.57)%
   2015........................... 1.45% to 2.20%     46,651 21.07 to  9.36     684   0.39%     (0.70)% to  (1.46)%
   2014........................... 1.45% to 2.20%     55,397 21.22 to  9.50     822   1.66%     (6.88)% to  (7.59)%
 VP Ultra(R) Fund -- Class I
   2018........................... 1.85% to 2.05%      1,706 23.56 to 22.17      40   0.26%     (1.12)% to  (1.32)%
   2017........................... 1.85% to 2.05%      1,874 23.82 to 22.47      44   0.39%      29.79% to   29.52%
   2016........................... 1.85% to 2.05%      2,520 18.36 to 17.35      46   0.48%       2.52% to    2.31%
   2015........................... 1.45% to 2.20%     15,964 22.10 to 16.11     283   0.46%       4.73% to    3.93%
   2014........................... 1.45% to 2.20%     19,944 21.10 to 15.50     338   0.10%       8.40% to    7.58%
 VP Value Fund -- Class I
   2018........................... 1.45% to 1.45%      2,190 26.48 to 26.48      58   1.65%    (10.48)% to (10.48)%
   2017........................... 1.45% to 1.45%      2,329 29.58 to 29.58      69   1.65%       7.18% to    7.18%
   2016........................... 1.45% to 1.45%      2,433 27.60 to 27.60      67   1.74%      18.74% to   18.74%
   2015........................... 1.45% to 1.45%      2,856 23.25 to 23.25      66   2.10%     (5.28)% to  (5.28)%
   2014........................... 1.45% to 1.45%      3,674 24.54 to 24.54      90   1.51%      11.44% to   11.44%
BlackRock Variable Series Funds,
  Inc.
 BlackRock Advantage U.S.
   Total Market V.I. Fund --
   Class III Shares
   2018........................... 1.45% to 2.30%    178,250 22.10 to 17.14   3,796   1.47%     (8.02)% to  (8.81)%
   2017........................... 1.45% to 2.30%    197,227 24.02 to 18.80   4,569   0.87%      12.19% to   11.22%
   2016........................... 1.45% to 2.30%    265,477 21.41 to 16.90   5,489   0.15%      21.62% to   20.58%
   2015........................... 1.45% to 2.30%    313,233 17.61 to 14.02   5,313   0.14%     (8.13)% to  (8.92)%
   2014........................... 1.45% to 2.30%    376,551 19.17 to 15.39   6,964   0.12%       3.54% to    2.65%
 BlackRock Basic Value V.I.
   Fund -- Class III Shares
   2018........................... 1.45% to 2.55%  1,807,923 19.10 to 12.06  27,772   1.43%     (9.45)% to (10.47)%
   2017........................... 1.45% to 2.55%  2,094,106 21.10 to 13.47  35,744   1.01%       6.45% to    5.27%
   2016........................... 1.45% to 2.55%  3,532,167 19.82 to 12.80  56,123   1.91%      16.02% to   14.73%
   2015........................... 1.45% to 2.30%    673,830 17.08 to 14.91  10,554   1.19%     (7.51)% to  (8.31)%
   2014........................... 1.45% to 2.30%    776,107 18.47 to 16.26  13,134   1.14%       8.04% to    7.11%
 BlackRock Global Allocation
   V.I. Fund -- Class III Shares
   2018........................... 1.45% to 2.55% 15,980,228 17.70 to 11.70 213,230   0.81%     (8.93)% to  (9.95)%
   2017........................... 1.45% to 2.55% 18,657,344 19.43 to 12.99 274,506   1.23%      12.06% to   10.82%
   2016........................... 1.45% to 2.55% 21,632,566 17.34 to 11.73 284,883   1.17%       2.30% to    1.17%
   2015........................... 1.45% to 2.55% 24,906,508 16.95 to 11.59 322,921   1.01%     (2.44)% to  (3.53)%
   2014........................... 1.45% to 2.55% 28,430,985 17.37 to 12.01 379,446   2.11%       0.45% to  (0.67)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                   Expense as a                            Net   Investment
                                   % of Average                           Assets   Income
                                  Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                  -------------- --------- -------------- ------ ---------- --------------------
 BlackRock Large Cap Focus
   Growth V.I. Fund --
   Class III Shares
   2018.......................... 1.45% to 1.95%   194,084 25.49 to 23.37  4,797   0.00%       1.27% to    0.75%
   2017.......................... 1.45% to 1.95%   169,025 25.17 to 23.20  4,130   0.00%      27.36% to   26.72%
   2016.......................... 1.45% to 1.85%   148,951 19.76 to 18.77  2,900   0.44%       5.99% to    5.56%
   2015.......................... 1.45% to 1.85%   182,292 18.64 to 17.78  3,356   0.34%       1.03% to    0.62%
   2014.......................... 1.45% to 1.85%   230,781 18.46 to 17.67  4,215   0.35%      12.31% to   11.85%
Columbia Funds Variable Series
  Trust II
 CTIVP/SM /-- Loomis Sayles
   Growth Fund -- Class 1
   2018.......................... 1.45% to 2.55% 2,842,960 13.18 to 12.79 37,270   0.00%     (3.82)% to  (4.90)%
   2017.......................... 1.45% to 2.55% 4,651,585 13.70 to 13.45 63,499   0.00%      31.11% to   29.65%
   2016 (4)...................... 1.45% to 2.30% 1,971,256 10.45 to 10.39 20,587   0.00%       6.77% to    5.86%
 Columbia Variable Portfolio --
   Overseas Core Fund -- Class 2
   2018.......................... 1.45% to 2.30% 1,219,887   9.98 to 9.75 12,124   2.57%    (18.03)% to (18.74)%
   2017.......................... 1.45% to 2.30% 1,371,867 12.17 to 12.00 16,657   1.87%      25.34% to   24.27%
   2016 (4)...................... 1.45% to 2.40% 1,592,466   9.71 to 9.65 15,451   1.74%     (4.27)% to  (5.19)%
Deutsche DWS Variable Series I
 DWS Capital Growth VIP --
   Class B Shares
   2018.......................... 1.45% to 1.50%       500 19.34 to 19.26     10   0.47%     (3.30)% to  (3.35)%
   2017.......................... 1.45% to 1.50%       505 20.00 to 19.93     10   0.46%      24.14% to   24.08%
   2016.......................... 1.45% to 1.50%       508 16.11 to 16.06      8   0.52%       2.49% to    2.44%
   2015.......................... 1.45% to 1.50%       510 15.72 to 15.68      8   0.38%       6.76% to    6.70%
   2014.......................... 1.45% to 1.50%       519 14.72 to 14.69      8   0.33%      11.03% to   10.98%
Deutsche DWS Variable Series II
 DWS CROCI(R) U.S. VIP --
   Class B Shares
   2018.......................... 1.45% to 2.05%     3,554 12.60 to 12.02     43   2.19%    (12.01)% to (12.55)%
   2017.......................... 1.45% to 2.05%     3,580 14.32 to 13.75     50   1.20%      20.68% to   19.95%
   2016.......................... 1.45% to 2.05%     4,554 11.87 to 11.46     53   0.70%     (6.00)% to  (6.57)%
   2015.......................... 1.45% to 2.05%     4,399 12.62 to 12.27     55   1.13%     (8.51)% to  (9.07)%
   2014.......................... 1.45% to 2.05%     5,172 13.80 to 13.49     71   1.40%       8.76% to    8.09%
 DWS Small Mid Cap Value
   VIP -- Class B Shares
   2018.......................... 1.45% to 2.05%       420 31.99 to 16.73     10   1.01%    (17.55)% to (18.05)%
   2017.......................... 1.45% to 2.05%       416 38.80 to 20.42     12   0.37%       8.54% to    7.88%
   2016.......................... 1.45% to 2.05%       691 35.75 to 18.93     21   0.23%      14.79% to   14.09%
   2015.......................... 1.45% to 2.05%       759 31.14 to 16.59     19   0.00%     (3.63)% to  (4.22)%
   2014.......................... 1.45% to 2.05%       906 32.31 to 17.32     24   0.49%       3.57% to    2.94%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Expense as a                            Net   Investment
                                 % of Average                           Assets   Income
                                Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------ ---------- --------------------
Dreyfus
 Dreyfus Investment Portfolios
   MidCap Stock Portfolio --
   Initial Shares
   2018........................ 1.45% to 1.45%     3,104 28.44 to 28.44     88   0.57%    (16.72)% to (16.72)%
   2017........................ 1.45% to 1.45%     3,277 34.15 to 34.15    112   1.06%      13.71% to   13.71%
   2016........................ 1.45% to 1.45%     3,464 30.04 to 30.04    104   1.06%      13.80% to   13.80%
   2015........................ 1.45% to 1.45%     3,679 26.39 to 26.39     97   0.60%     (3.70)% to  (3.70)%
   2014........................ 1.45% to 1.45%     4,021 27.41 to 27.41    110   0.98%      10.47% to   10.47%
 Dreyfus Variable Investment
   Fund -- Government Money
   Market Portfolio
   2018........................ 1.45% to 2.05%   117,127  9.43 to  8.77  1,091   1.32%     (0.19)% to  (0.80)%
   2017........................ 1.45% to 2.05%   105,919  9.44 to  8.84    987   0.35%     (1.11)% to  (1.71)%
   2016........................ 1.45% to 2.05%    72,989  9.55 to  9.00    685   0.01%     (1.43)% to  (2.03)%
   2015........................ 1.45% to 2.05%   107,902  9.69 to  9.18  1,025   0.00%     (1.45)% to  (2.05)%
   2014........................ 1.45% to 2.05%   120,942  9.83 to  9.37  1,174   0.00%     (1.46)% to  (2.06)%
 The Dreyfus Sustainable U.S.
   Equity Portfolio, Inc. --
   Initial Shares
   2018........................ 1.50% to 1.70%   489,649 12.03 to 11.59  5,897   1.75%     (5.84)% to  (6.04)%
   2017........................ 1.50% to 1.70%   498,511 12.78 to 12.33  6,375   1.13%      13.61% to   13.38%
   2016........................ 1.50% to 1.70%   504,596 11.25 to 10.88  5,681   1.27%       8.72% to    8.50%
   2015........................ 1.45% to 2.20%   563,605 21.85 to 14.16  6,219   1.03%     (4.60)% to  (5.32)%
   2014........................ 1.45% to 2.20%   578,244 22.90 to 14.96  6,739   0.85%      11.81% to   10.96%
Eaton Vance Variable Trust
 VT Floating-Rate Income Fund
   2018........................ 1.45% to 2.55% 4,310,088 13.71 to 10.81 55,170   3.78%     (1.53)% to  (2.63)%
   2017........................ 1.45% to 2.55% 3,553,962 13.93 to 11.10 47,028   3.26%       1.93% to    0.79%
   2016........................ 1.45% to 2.55% 3,454,127 13.66 to 11.01 45,076   3.48%       7.37% to    6.18%
   2015........................ 1.45% to 2.55% 3,659,535 12.72 to 10.37 44,138   3.36%     (2.43)% to  (3.52)%
   2014........................ 1.45% to 2.55% 5,609,211 13.04 to 10.75 68,095   3.14%     (0.89)% to  (1.99)%
Federated Insurance Series
 Federated High Income Bond
   Fund II -- Primary Shares
   2018........................ 1.15% to 1.60%   312,043 36.81 to 20.92  8,709   8.26%     (4.41)% to  (4.84)%
   2017........................ 1.15% to 1.60%   392,514 38.51 to 21.99 11,433   6.75%       5.71% to    5.24%
   2016........................ 1.15% to 1.60%   438,539 36.42 to 20.89 12,261   6.39%      13.50% to   12.99%
   2015........................ 1.15% to 1.60%   534,551 32.09 to 18.49 13,214   5.72%     (3.69)% to  (4.13)%
   2014........................ 1.15% to 1.60%   622,420 33.32 to 19.29 15,876   6.35%       1.51% to    1.05%
 Federated High Income Bond
   Fund II -- Service Shares
   2018........................ 1.45% to 2.30%   480,427 21.99 to 16.50 10,464   8.01%     (4.84)% to  (5.66)%
   2017........................ 1.45% to 2.30%   572,362 23.11 to 17.49 13,105   6.78%       5.02% to    4.12%
   2016........................ 1.45% to 2.30%   661,694 22.00 to 16.80 14,457   5.99%      12.87% to   11.90%
   2015........................ 1.45% to 2.30%   773,179 19.49 to 15.02 14,898   6.22%     (4.13)% to  (4.96)%
   2014........................ 1.45% to 2.30% 1,313,299 20.33 to 15.80 26,542   5.87%       0.94% to    0.07%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                      Expense as a                            Net    Investment
                                      % of Average                           Assets    Income
                                     Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------- ---------- -------------------
 Federated Kaufmann Fund II --
   Service Shares
   2018............................. 1.45% to 2.30%   483,018 37.31 to 21.54  16,558   0.00%      2.06% to    1.18%
   2017............................. 1.45% to 2.30%   565,395 36.55 to 21.29  18,972   0.00%     26.12% to   25.04%
   2016............................. 1.45% to 2.40%   669,966 28.98 to 13.39  17,713   0.00%      1.92% to    0.94%
   2015............................. 1.45% to 2.40%   782,264 28.44 to 13.26  20,458   0.00%      4.61% to    3.61%
   2014............................. 1.45% to 2.40%   878,186 27.18 to 12.80  21,843   0.00%      7.85% to    6.81%
 Federated Managed Volatility
   Fund II -- Primary Shares
   2018............................. 1.15% to 1.60%   414,090 28.81 to 13.80   8,569   2.24%    (9.55)% to  (9.96)%
   2017............................. 1.15% to 1.60%   246,565 31.85 to 15.33   5,717   4.00%     16.76% to   16.23%
   2016............................. 1.15% to 1.60%   284,028 27.28 to 13.19   5,631   5.04%      6.45% to    5.98%
   2015............................. 1.15% to 1.60%   340,033 25.63 to 12.45   6,409   4.50%    (8.62)% to  (9.03)%
   2014............................. 1.15% to 1.60%   422,368 28.04 to 13.68   8,657   3.26%      2.72% to    2.25%
Fidelity(R) Variable Insurance
  Products Fund
 VIP Asset Manager/SM /Portfolio --
   Initial Class
   2018............................. 1.15% to 1.60%   813,538 52.21 to 16.53  36,760   1.64%    (6.44)% to  (6.87)%
   2017............................. 1.15% to 1.60%   916,639 55.80 to 17.75  44,319   1.83%     12.80% to   12.29%
   2016............................. 1.15% to 1.60% 1,050,104 49.47 to 15.80  44,751   1.44%      1.89% to    1.43%
   2015............................. 1.15% to 1.60% 1,180,761 48.56 to 15.58  49,442   1.52%    (1.01)% to  (1.46)%
   2014............................. 1.15% to 1.60% 1,328,926 49.05 to 15.81  56,246   1.45%      4.62% to    4.14%
 VIP Asset Manager/SM /Portfolio --
   Service Class 2
   2018............................. 1.45% to 2.30%   317,202 16.53 to 14.38   4,926   1.39%    (6.99)% to  (7.80)%
   2017............................. 1.45% to 2.30%   362,146 17.77 to 15.59   6,060   1.55%     12.10% to   11.13%
   2016............................. 1.45% to 2.30%   503,089 15.86 to 14.03   7,542   1.17%      1.35% to    0.48%
   2015............................. 1.45% to 2.30%   603,415 15.64 to 13.96   8,975   1.30%    (1.51)% to  (2.36)%
   2014............................. 1.45% to 2.30%   720,857 15.88 to 14.30  10,985   1.18%      4.01% to    3.11%
 VIP Balanced Portfolio --
   Service Class 2
   2018............................. 1.45% to 2.55% 3,543,811 17.62 to 14.00  57,219   1.24%    (5.83)% to  (6.89)%
   2017............................. 1.45% to 2.55% 3,994,733 18.71 to 15.04  68,642   1.25%     14.44% to   13.16%
   2016............................. 1.45% to 2.55% 4,451,565 16.35 to 13.29  67,008   1.16%      5.43% to    4.26%
   2015............................. 1.45% to 2.55% 4,846,903 15.51 to 12.75  69,426   1.29%    (1.09)% to  (2.20)%
   2014............................. 1.45% to 2.55% 5,203,096 15.68 to 13.03  75,563   1.22%      8.42% to    7.21%
 VIP Contrafund(R) Portfolio --
   Initial Class
   2018............................. 1.15% to 1.60% 1,750,240 83.06 to 26.64  86,785   0.69%    (7.46)% to  (7.88)%
   2017............................. 1.15% to 1.60% 1,993,834 89.76 to 28.92 106,146   0.98%     20.48% to   19.94%
   2016............................. 1.15% to 1.60% 2,386,708 74.50 to 24.11 104,523   0.78%      6.76% to    6.29%
   2015............................. 1.15% to 1.60% 2,752,822 69.78 to 22.68 113,615   0.99%    (0.49)% to  (0.94)%
   2014............................. 1.15% to 1.60% 3,170,224 70.12 to 22.90 130,449   0.92%     10.66% to   10.16%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)    Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- --------------------
 VIP Contrafund(R) Portfolio --
   Service Class 2
   2018......................... 1.45% to 2.55%  4,330,377  32.17 to 15.19  96,356   0.41%     (8.00)% to  (9.03)%
   2017......................... 1.45% to 2.55%  6,330,228  34.97 to 16.70 149,150   0.77%      19.83% to   18.50%
   2016......................... 1.45% to 2.55%  5,987,180  29.18 to 14.09 121,938   0.44%       6.17% to    4.99%
   2015......................... 1.45% to 2.55% 12,956,480  27.49 to 13.42 217,809   0.76%     (1.04)% to  (2.15)%
   2014......................... 1.45% to 2.55% 14,917,759  27.77 to 13.72 254,029   0.67%      10.04% to    8.81%
 VIP Dynamic Capital
   Appreciation Portfolio --
   Service Class 2
   2018......................... 1.45% to 1.70%     60,233  29.32 to 28.17   1,733   0.31%     (6.55)% to  (6.79)%
   2017......................... 1.45% to 1.70%     79,730  31.37 to 30.22   2,466   0.62%      21.72% to   21.41%
   2016......................... 1.45% to 1.70%     93,114  25.77 to 24.89   2,362   0.70%       1.17% to    0.92%
   2015......................... 1.45% to 1.70%    109,997  25.47 to 24.67   2,724   0.58%     (0.44)% to  (0.69)%
   2014......................... 1.45% to 1.85%    121,092  25.59 to 19.59   3,019   0.23%       9.06% to    8.61%
 VIP Equity-Income
   Portfolio -- Initial Class
   2018......................... 1.15% to 1.60%  1,259,203  93.06 to 18.37  66,554   2.18%     (9.35)% to  (9.77)%
   2017......................... 1.15% to 1.60%  1,439,981 102.66 to 20.36  83,586   1.67%      11.60% to   11.10%
   2016......................... 1.15% to 1.60%  1,699,936  91.99 to 18.32  86,520   2.24%      16.66% to   16.14%
   2015......................... 1.15% to 1.60%  1,941,908  78.85 to 15.78  85,286   3.05%     (5.07)% to  (5.50)%
   2014......................... 1.15% to 1.60%  2,273,456  83.06 to 16.70 102,554   2.71%       7.47% to    6.98%
 VIP Equity-Income
   Portfolio -- Service Class 2
   2018......................... 1.45% to 2.55%  3,615,685  23.35 to 11.43  61,043   1.97%     (9.87)% to (10.88)%
   2017......................... 1.45% to 2.55%  4,115,160  25.90 to 12.83  77,518   1.58%      11.02% to    9.79%
   2016......................... 1.45% to 2.40%  2,765,882  23.33 to 11.86  52,129   1.37%      16.01% to   14.89%
   2015......................... 1.45% to 2.55%  7,297,938  20.11 to 10.18 102,422   2.83%     (5.63)% to  (6.68)%
   2014......................... 1.45% to 2.55%  8,323,101  21.31 to 10.91 125,027   2.40%       6.91% to    5.71%
 VIP Growth & Income
   Portfolio -- Initial Class
   2018......................... 1.15% to 1.60%    669,851  32.94 to 17.72  17,108   0.35%    (10.03)% to (10.44)%
   2017......................... 0.75% to 1.60%    753,630  23.82 to 19.78  21,216   1.24%      16.02% to   15.04%
   2016......................... 0.75% to 1.60%    861,702  20.53 to 17.20  20,834   1.66%      15.21% to   14.23%
   2015......................... 0.75% to 1.60%    988,658  17.82 to 15.05  20,872   1.99%     (3.01)% to  (3.83)%
   2014......................... 0.75% to 1.60%  1,161,410  18.37 to 15.65  25,427   1.69%       9.64% to    8.71%
 VIP Growth & Income
   Portfolio -- Service Class 2
   2018......................... 1.45% to 1.95%    693,248  23.41 to 19.23  12,702   0.19%    (10.52)% to (10.97)%
   2017......................... 1.45% to 1.95%    938,297  26.16 to 21.60  18,986   1.07%      14.93% to   14.34%
   2016......................... 1.45% to 1.95%  1,126,092  22.76 to 18.89  19,602   1.76%      14.13% to   13.56%
   2015......................... 1.45% to 1.95%    965,172  19.94 to 16.64  14,971   1.78%     (3.95)% to  (4.44)%
   2014......................... 1.45% to 1.95%  1,108,786  20.76 to 17.41  18,025   1.47%       8.63% to    8.08%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                              Net    Investment
                                  % of Average                             Assets    Income
                                 Net Assets (1)   Units      Unit Value     000s   Ratio (2)    Total Return (3)
                                 -------------- ---------- --------------- ------- ---------- --------------------
 VIP Growth Opportunities
   Portfolio -- Initial Class
   2018......................... 0.75% to 1.60%    406,228  25.17 to 19.59  10,428   0.12%      11.61% to   10.65%
   2017......................... 0.75% to 1.60%    436,435  22.55 to 17.70  10,237   0.30%      33.51% to   32.37%
   2016......................... 0.75% to 1.60%    485,643  16.89 to 13.37   8,601   0.31%     (0.41)% to  (1.26)%
   2015......................... 0.75% to 1.60%    597,694  16.96 to 13.55  10,857   0.18%       4.82% to    3.92%
   2014......................... 0.75% to 1.60%    636,257  16.18 to 13.03  11,009   0.21%      11.36% to   10.41%
 VIP Growth Opportunities
   Portfolio -- Service Class 2
   2018......................... 1.45% to 2.30%    295,327  24.02 to 22.62   7,032   0.08%      10.57% to    9.62%
   2017......................... 1.45% to 2.30%    179,474  21.72 to 20.64   3,877   0.11%      32.24% to   31.10%
   2016......................... 1.45% to 2.40%    244,930  16.43 to 15.66   4,002   0.05%     (1.38)% to  (2.33)%
   2015......................... 1.45% to 2.55%  3,219,169  16.66 to 15.94  53,045   0.00%       3.82% to    2.66%
   2014......................... 1.45% to 2.55%  1,637,927  16.05 to 15.53  26,079   0.01%      10.32% to    9.09%
 VIP Growth Portfolio --
   Initial Class
   2018......................... 1.15% to 1.60%    942,343 127.95 to 19.63  54,324   0.24%     (1.32)% to  (1.77)%
   2017......................... 1.15% to 1.60%  1,084,069 129.67 to 19.98  62,496   0.22%      33.58% to   32.98%
   2016......................... 1.15% to 1.60%  1,270,208  97.07 to 15.03  53,604   0.04%     (0.36)% to  (0.80)%
   2015......................... 1.15% to 1.60%  1,458,117  97.42 to 15.15  60,912   0.25%       5.94% to    5.46%
   2014......................... 1.15% to 1.60%  1,653,644  91.95 to 14.36  65,296   0.18%      10.02% to    9.52%
 VIP Growth Portfolio --
   Service Class 2
   2018......................... 1.45% to 2.30%  1,014,497  30.57 to 21.83  18,717   0.04%     (1.88)% to  (2.74)%
   2017......................... 1.45% to 2.30%  1,138,148  31.15 to 22.44  21,409   0.08%      32.87% to   31.73%
   2016......................... 1.45% to 2.30%  1,126,260  23.45 to 17.04  15,246   0.00%     (0.90)% to  (1.76)%
   2015......................... 1.45% to 2.30%  1,583,867  23.66 to 17.34  23,366   0.03%       5.35% to    4.45%
   2014......................... 1.45% to 2.30%  1,784,045  22.46 to 16.60  24,952   0.00%       9.40% to    8.46%
 VIP Investment Grade Bond
   Portfolio -- Service Class 2
   2018......................... 1.45% to 2.55%  6,078,307  12.90 to 11.32  75,876   1.94%     (2.23)% to  (3.33)%
   2017......................... 1.45% to 2.55%  9,506,920  13.20 to 11.71 121,545   2.17%       2.49% to    1.35%
   2016......................... 1.45% to 2.55% 10,950,778  12.87 to 11.55 137,126   2.28%       2.97% to    1.82%
   2015......................... 1.45% to 2.55% 11,150,979  12.50 to 11.34 136,060   2.57%     (2.29)% to  (3.38)%
   2014......................... 1.45% to 2.55%  7,898,918  12.80 to 11.74  98,977   1.79%       4.09% to    2.92%
 VIP Mid Cap Portfolio --
   Initial Class
   2018......................... 0.75% to 0.75%        212  41.67 to 41.67       9   0.64%    (15.18)% to (15.18)%
   2017......................... 0.75% to 0.75%        271  49.13 to 49.13      13   0.71%      19.90% to   19.90%
   2016......................... 0.75% to 0.75%        268  40.98 to 40.98      11   0.52%      11.39% to   11.39%
   2015......................... 0.75% to 0.75%        281  36.78 to 36.78      10   0.40%     (2.13)% to  (2.13)%
   2014......................... 0.75% to 0.75%        654  37.58 to 37.58      25   0.25%       5.49% to    5.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                             Net    Investment
                                  % of Average                            Assets    Income
                                 Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                 -------------- ---------- -------------- ------- ---------- --------------------
 VIP Mid Cap Portfolio --
   Service Class 2
   2018......................... 1.15% to 2.55%  3,892,358 40.41 to 14.33  94,762   0.39%    (15.76)% to (16.96)%
   2017......................... 1.15% to 2.55%  4,371,427 47.97 to 17.26 129,568   0.47%      19.15% to   17.47%
   2016......................... 1.15% to 2.55%  5,321,532 40.26 to 14.69 134,193   0.33%      10.64% to    9.08%
   2015......................... 1.15% to 2.55%  5,166,230 36.39 to 13.47 120,030   0.22%     (2.76)% to  (4.14)%
   2014......................... 1.15% to 2.55%  8,185,089 37.42 to 14.05 178,781   0.02%       4.81% to    3.33%
 VIP Overseas Portfolio --
   Initial Class
   2018......................... 0.75% to 1.60%    518,531 13.78 to 13.85  13,286   1.50%    (15.45)% to (16.18)%
   2017......................... 0.75% to 1.60%    582,607 16.30 to 16.53  17,614   1.40%      29.31% to   28.21%
   2016......................... 0.75% to 1.60%    654,951 12.60 to 12.89  15,403   1.36%     (5.77)% to  (6.57)%
   2015......................... 0.75% to 1.60%    762,153 13.37 to 13.80  19,244   1.30%       2.85% to    1.97%
   2014......................... 0.75% to 1.60%    858,699 13.00 to 13.53  20,923   1.26%     (8.77)% to  (9.55)%
 VIP Value Strategies
   Portfolio -- Service Class 2
   2018......................... 1.45% to 1.85%    107,961 18.55 to 17.47   1,980   0.70%    (18.70)% to (19.03)%
   2017......................... 1.45% to 1.85%    115,318 22.81 to 21.58   2,609   1.23%      17.36% to   16.89%
   2016......................... 1.45% to 2.20%    139,915 19.44 to 18.27   2,693   0.86%       7.69% to    6.87%
   2015......................... 1.45% to 2.20%    166,905 18.05 to 17.10   2,983   0.39%     (4.59)% to  (5.32)%
   2014......................... 1.45% to 2.20%    432,519 18.92 to 18.06   8,129   0.68%       4.97% to    4.17%
Franklin Templeton Variable
  Insurance Products Trust
 Franklin Founding Funds
   Allocation VIP Fund --
   Class 2 Shares
   2018......................... 1.45% to 2.55%  4,651,064 12.07 to 10.63  52,976   3.04%    (10.97)% to (11.97)%
   2017......................... 1.45% to 2.55%  5,446,835 13.56 to 12.08  70,021   2.66%      10.36% to    9.13%
   2016......................... 1.45% to 2.55%  6,295,431 12.29 to 11.07  73,692   3.89%      11.54% to   10.30%
   2015......................... 1.45% to 2.55%  7,499,839 11.02 to 10.03  79,033   2.95%     (7.57)% to  (8.61)%
   2014......................... 1.45% to 2.55%  8,534,379 11.92 to 10.98  97,685   2.81%       1.36% to    0.23%
 Franklin Income VIP Fund --
   Class 2 Shares
   2018......................... 1.45% to 2.55% 15,980,562 17.35 to 11.91 235,328   4.82%     (5.70)% to  (6.76)%
   2017......................... 1.45% to 2.55% 19,017,806 18.40 to 12.77 298,896   4.16%       8.09% to    6.88%
   2016......................... 1.45% to 2.55% 22,022,852 17.02 to 11.95 322,404   5.01%      12.37% to   11.12%
   2015......................... 1.45% to 2.55% 26,571,825 15.15 to 10.75 347,887   4.63%     (8.40)% to  (9.43)%
   2014......................... 1.45% to 2.55% 30,814,546 16.54 to 11.87 443,304   4.98%       3.10% to    1.95%
 Franklin Large Cap Growth VIP
   Fund -- Class 2 Shares
   2018......................... 1.45% to 2.05%      6,687 24.66 to 18.50     160   0.00%     (2.90)% to  (3.50)%
   2017......................... 1.45% to 2.05%      7,145 25.40 to 19.17     176   0.62%      26.26% to   25.49%
   2016......................... 1.45% to 2.05%      8,656 20.12 to 15.28     168   0.00%     (3.21)% to  (3.80)%
   2015......................... 1.45% to 2.05%     10,902 20.78 to 15.88     219   0.26%       4.09% to    3.46%
   2014......................... 1.45% to 2.05%     13,687 19.97 to 15.35     266   1.08%      10.83% to   10.16%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Franklin Mutual Shares VIP
   Fund -- Class 2 Shares
   2018.......................... 1.45% to 2.30%    684,419 21.85 to 12.64  11,807   2.31%    (10.39)% to (11.17)%
   2017.......................... 1.45% to 2.30%    807,265 24.39 to 14.23  15,618   2.22%       6.78% to    5.86%
   2016.......................... 1.45% to 2.40%    899,932 22.84 to 11.63  16,318   1.97%      14.38% to   13.28%
   2015.......................... 1.45% to 2.40%  1,027,325 19.97 to 10.26  16,240   3.02%     (6.32)% to  (7.22)%
   2014.......................... 1.45% to 2.40%  1,178,337 21.32 to 11.06  19,991   1.95%       5.57% to    4.55%
 Templeton Foreign VIP Fund --
   Class 1 Shares
   2018.......................... 1.15% to 1.60%    401,348 14.07 to 13.20   5,399   2.92%    (16.25)% to (16.63)%
   2017.......................... 0.75% to 1.60%    455,848 17.71 to 15.84   7,353   2.75%      16.14% to   15.16%
   2016.......................... 1.15% to 1.60%    520,746 14.52 to 13.75   7,303   2.15%       6.25% to    5.78%
   2015.......................... 1.15% to 1.60%    560,407 13.67 to 13.00   7,415   3.52%     (7.39)% to  (7.80)%
   2014.......................... 1.15% to 1.60%    626,738 14.76 to 14.10   8,978   2.13%    (11.91)% to (12.31)%
 Templeton Foreign VIP Fund --
   Class 2 Shares
   2018.......................... 1.45% to 2.20%     42,632 19.52 to  8.42     561   2.63%    (16.68)% to (17.31)%
   2017.......................... 1.45% to 2.20%     42,788 23.42 to 10.18     682   2.22%      15.01% to   14.13%
   2016.......................... 1.45% to 2.20%     76,618 20.37 to  8.92   1,035   1.96%       5.63% to    4.82%
   2015.......................... 1.45% to 2.20%     86,044 19.28 to  8.51   1,101   3.08%     (7.85)% to  (8.55)%
   2014.......................... 1.45% to 2.20%     95,930 20.92 to  9.31   1,342   1.82%    (12.42)% to (13.09)%
 Templeton Global Bond VIP
   Fund -- Class 1 Shares
   2018.......................... 1.15% to 1.40%    293,263 18.86 to 18.20   5,388   0.00%       1.03% to    0.78%
   2017.......................... 1.15% to 1.40%    318,265 18.66 to 18.06   5,797   0.00%       0.98% to    0.73%
   2016.......................... 1.15% to 1.40%    367,813 18.48 to 17.93   6,648   0.00%       2.02% to    1.77%
   2015.......................... 1.15% to 1.40%    420,869 18.12 to 17.62   7,468   7.78%     (5.20)% to  (5.44)%
   2014.......................... 1.15% to 1.40%    515,215 19.11 to 18.63   9,653   5.13%       0.95% to    0.69%
 Templeton Growth VIP Fund --
   Class 2 Shares
   2018.......................... 1.45% to 2.20%    683,681 11.42 to 10.37   7,356   2.14%    (16.09)% to (16.73)%
   2017.......................... 1.45% to 2.20%    889,619 13.61 to 12.45  11,558   1.61%      16.79% to   15.90%
   2016.......................... 1.45% to 2.20%    794,807 11.65 to 10.74   8,798   2.09%       8.03% to    7.21%
   2015.......................... 1.45% to 2.20%    929,502 10.79 to 10.02   9,516   2.59%     (7.84)% to  (8.54)%
   2014.......................... 1.45% to 2.20%  1,058,142 11.70 to 10.95  11,802   1.28%     (4.22)% to  (4.95)%
Goldman Sachs Variable Insurance
  Trust
 Goldman Sachs Government
   Money Market Fund --
   Service Shares
   2018.......................... 0.75% to 2.45% 13,748,569  9.73 to  8.71 126,903   1.46%       0.72% to  (1.02)%
   2017.......................... 0.75% to 2.55% 13,526,631  9.66 to  8.75 124,949   0.50%     (0.24)% to  (2.05)%
   2016.......................... 0.75% to 2.55% 14,233,505  9.68 to  8.93 132,976   0.04%     (0.71)% to  (2.50)%
   2015.......................... 0.75% to 2.55% 14,686,855  9.75 to  9.16 139,172   0.01%     (0.74)% to  (2.54)%
   2014.......................... 0.75% to 2.55% 16,425,706  9.82 to  9.40 158,168   0.01%     (0.74)% to  (2.54)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                    Expense as a                            Net   Investment
                                    % of Average                           Assets   Income
                                   Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                   -------------- --------- -------------- ------ ---------- --------------------
 Goldman Sachs Large Cap Value
   Fund -- Institutional Shares
   2018........................... 1.15% to 1.60%   331,048 16.71 to 15.82  5,486   1.22%     (9.51)% to  (9.93)%
   2017........................... 1.15% to 1.60%   385,587 18.46 to 17.56  7,080   1.58%       8.60% to    8.11%
   2016........................... 1.15% to 1.60%   440,569 17.00 to 16.24  7,464   2.05%      10.30% to    9.80%
   2015........................... 1.15% to 1.60%   540,209 15.41 to 14.79  8,322   1.35%     (5.51)% to  (5.94)%
   2014........................... 1.15% to 1.60%   631,084 16.31 to 15.73 10,331   1.32%      11.64% to   11.13%
 Goldman Sachs Mid Cap Value
   Fund -- Institutional Shares
   2018........................... 1.15% to 2.30%   882,773 37.03 to 16.53 29,982   1.26%    (11.49)% to (12.53)%
   2017........................... 1.15% to 2.30% 1,043,479 41.84 to 18.89 39,934   0.61%       9.80% to    8.52%
   2016........................... 1.15% to 2.30% 1,673,110 38.11 to 17.41 51,961   1.43%      12.23% to   10.93%
   2015........................... 1.15% to 2.30% 1,386,533 33.96 to 15.69 43,127   0.35%    (10.29)% to (11.33)%
   2014........................... 1.15% to 2.30% 1,835,320 37.85 to 17.70 59,983   0.99%      12.26% to   10.96%
JPMorgan Insurance Trust
 JPMorgan Insurance Trust Core
   Bond Portfolio -- Class 1
   2018........................... 1.45% to 2.20%   196,996 14.15 to 12.21  2,659   2.55%     (1.41)% to  (2.16)%
   2017........................... 1.45% to 2.20%   248,134 14.35 to 12.48  3,406   2.52%       2.07% to    1.30%
   2016........................... 1.45% to 2.20%   278,782 14.06 to 12.32  3,768   2.62%       0.64% to  (0.12)%
   2015........................... 1.45% to 2.20%   286,159 13.97 to 12.34  3,859   4.24%     (0.35)% to  (1.11)%
   2014........................... 1.45% to 2.20%   233,274 14.02 to 12.48  3,179   3.84%       3.40% to    2.61%
 JPMorgan Insurance Trust Mid
   Cap Value Portfolio -- Class 1
   2018........................... 1.45% to 2.20%    20,960 29.26 to  9.31    332   0.85%    (13.12)% to (13.79)%
   2017........................... 1.45% to 2.20%    15,289 33.68 to 10.80    295   0.91%      12.12% to   11.74%
   2016........................... 1.45% to 2.05%     3,206 30.04 to 28.67     95   0.88%      13.04% to   12.35%
   2015........................... 1.45% to 2.05%     3,695 26.58 to 25.52     97   1.01%     (4.07)% to  (4.65)%
   2014........................... 1.45% to 2.05%     3,942 27.71 to 26.76    108   0.78%      13.44% to   12.75%
 JPMorgan Insurance Trust Small
   Cap Core Portfolio -- Class 1
   2018........................... 1.45% to 2.20%     5,359 29.60 to 11.34     93   0.47%    (13.21)% to (13.88)%
   2017........................... 1.45% to 2.20%    10,889 34.11 to 13.17    208   0.32%      13.56% to   12.70%
   2016........................... 1.45% to 2.20%    13,229 30.04 to 11.69    231   0.02%      18.48% to   38.30%
   2015........................... 1.45% to 1.45%       292 25.35 to 25.35      7   0.14%     (6.66)% to  (6.66)%
   2014........................... 1.45% to 1.45%       292 27.16 to 27.16      8   0.11%       8.01% to    8.01%
 JPMorgan Insurance Trust U.S.
   Equity Portfolio -- Class 1
   2018........................... 1.45% to 2.20%    58,934 23.24 to 18.16  1,297   0.72%     (7.53)% to  (8.24)%
   2017........................... 1.45% to 2.20%    47,172 25.14 to 19.79  1,129   0.88%      20.56% to   19.65%
   2016........................... 1.45% to 2.20%    59,840 20.85 to 16.54  1,196   0.95%       9.33% to    8.50%
   2015........................... 1.45% to 2.20%    63,151 19.07 to 15.25  1,158   1.16%     (0.60)% to  (1.35)%
   2014........................... 1.45% to 2.20%    70,097 19.19 to 15.46  1,294   0.94%      12.25% to   11.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                       Expense as a                            Net    Investment
                                       % of Average                           Assets    Income
                                      Net Assets (1)   Units     Unit Value    000s   Ratio (2)   Total Return (3)
                                      -------------- --------- -------------- ------- ---------- -------------------
Janus Aspen Series
 Janus Henderson Balanced
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60% 1,541,152 60.82 to 25.77  63,108   2.15%    (0.48)% to  (0.94)%
   2017.............................. 1.15% to 1.60% 1,754,161 61.11 to 26.01  72,839   1.59%     17.07% to   16.55%
   2016.............................. 1.15% to 1.60% 2,031,781 52.20 to 22.32  71,783   2.18%      3.40% to    2.94%
   2015.............................. 1.15% to 1.60% 2,351,321 50.48 to 21.68  80,984   1.58%    (0.54)% to  (0.99)%
   2014.............................. 1.15% to 1.60% 2,693,920 50.76 to 21.90  93,337   1.73%      7.26% to    6.78%
 Janus Henderson Balanced
   Portfolio -- Service Shares
   2018.............................. 1.45% to 2.55% 4,557,252 26.29 to 16.36  93,108   1.78%    (1.03)% to  (2.14)%
   2017.............................. 1.45% to 2.55% 5,193,649 26.57 to 16.72 107,672   1.37%     16.43% to   15.13%
   2016.............................. 1.45% to 2.55% 5,802,246 22.82 to 14.52 103,508   1.92%      2.82% to    1.67%
   2015.............................. 1.45% to 2.55% 6,591,303 22.19 to 14.29 115,048   1.37%    (1.05)% to  (2.15)%
   2014.............................. 1.45% to 2.55% 7,502,341 22.43 to 14.60 132,960   1.50%      6.67% to    5.48%
 Janus Henderson Enterprise
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60%   770,451 95.21 to 26.35  41,324   0.26%    (1.57)% to  (2.01)%
   2017.............................. 1.15% to 1.60%   891,322 96.72 to 26.89  48,550   0.62%     25.96% to   25.39%
   2016.............................. 1.15% to 1.60% 1,051,330 76.79 to 21.45  45,233   0.14%     11.07% to   10.57%
   2015.............................. 1.15% to 1.60% 1,209,980 69.14 to 19.40  46,516   0.63%      2.83% to    2.37%
   2014.............................. 1.15% to 1.60% 1,377,241 67.23 to 18.95  51,555   0.16%     11.23% to   10.73%
 Janus Henderson Enterprise
   Portfolio -- Service Shares
   2018.............................. 1.50% to 1.70%   320,337 14.07 to 13.55   4,945   0.13%    (2.16)% to  (2.36)%
   2017.............................. 1.50% to 1.70%   354,600 14.38 to 13.88   5,538   0.53%     25.19% to   24.93%
   2016.............................. 1.50% to 1.70%   387,640 11.49 to 11.11   4,824   0.02%     10.43% to   10.20%
   2015.............................. 1.50% to 1.70%   414,922 10.40 to 10.08   4,758   0.52%      2.21% to    2.00%
   2014.............................. 1.50% to 1.70%   434,592  10.18 to 9.88   4,893   0.03%     10.56% to   10.33%
 Janus Henderson Flexible Bond
   Portfolio -- Institutional Shares
   2018.............................. 0.75% to 1.60%   397,166 22.53 to 19.21   9,430   3.02%    (1.75)% to  (2.59)%
   2017.............................. 0.75% to 1.60%   477,104 22.93 to 19.73  11,653   2.74%      2.84% to    1.97%
   2016.............................. 0.75% to 1.60%   611,114 22.29 to 19.34  14,878   2.78%      1.70% to    0.83%
   2015.............................. 0.75% to 1.60%   688,004 21.92 to 19.18  16,464   2.27%    (0.53)% to  (1.38)%
   2014.............................. 0.75% to 1.60%   755,890 22.04 to 19.45  18,247   3.56%      4.15% to    3.26%
 Janus Henderson Forty
   Portfolio -- Institutional Shares
   2018.............................. 0.75% to 1.60%   712,447 26.22 to 27.85  31,632   1.16%      1.21% to    0.35%
   2017.............................. 0.75% to 1.60%   808,548 25.90 to 27.75  35,582   0.00%     29.34% to   28.24%
   2016.............................. 0.75% to 1.60%   948,927 20.03 to 21.64  32,376   0.00%      1.43% to    0.57%
   2015.............................. 0.75% to 1.60% 1,102,917 19.75 to 21.52  37,281   0.00%     11.38% to   10.43%
   2014.............................. 0.75% to 1.60% 1,281,669 17.73 to 19.49  38,853   0.16%      7.92% to    7.00%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                       Expense as a                            Net   Investment
                                       % of Average                           Assets   Income
                                      Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                      -------------- --------- -------------- ------ ---------- --------------------
 Janus Henderson Forty
   Portfolio -- Service Shares
   2018.............................. 1.45% to 2.35%   450,821 39.63 to 22.85 11,059   1.23%       0.24% to  (0.69)%
   2017.............................. 1.45% to 2.35%   526,903 39.53 to 23.01 12,868   0.00%      28.12% to   26.95%
   2016.............................. 1.45% to 2.55% 2,184,706 30.86 to 16.09 37,015   0.00%       0.47% to  (0.65)%
   2015.............................. 1.45% to 2.55% 2,712,925 30.71 to 16.20 48,727   0.00%      10.31% to    9.08%
   2014.............................. 1.45% to 2.55% 3,088,721 27.84 to 14.85 47,635   0.03%       6.89% to    5.70%
 Janus Henderson Global Research
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60% 1,123,327 49.65 to 14.25 35,421   1.11%     (7.94)% to  (8.36)%
   2017.............................. 1.15% to 1.60% 1,300,011 53.93 to 15.55 43,987   0.81%      25.57% to   25.01%
   2016.............................. 1.15% to 1.60% 1,495,339 42.95 to 12.44 40,317   1.07%       0.89% to    0.44%
   2015.............................. 1.15% to 1.60% 1,705,388 42.57 to 12.39 45,357   0.65%     (3.41)% to  (3.85)%
   2014.............................. 1.15% to 1.60% 1,923,354 44.07 to 12.88 52,706   1.07%       6.21% to    5.73%
 Janus Henderson Global Research
   Portfolio -- Service Shares
   2018.............................. 1.50% to 1.70%   285,686  9.13 to  8.79  2,720   0.93%     (8.48)% to  (8.67)%
   2017.............................. 1.50% to 1.70%   356,238  9.98 to  9.63  3,698   0.69%      24.79% to   24.54%
   2016.............................. 1.50% to 1.70%   407,053  8.00 to  7.73  3,384   0.94%       0.29% to    0.09%
   2015.............................. 1.50% to 1.70%   457,016  7.97 to  7.72  3,804   0.51%     (3.99)% to  (4.19)%
   2014.............................. 1.50% to 1.70%   530,936  8.30 to  8.06  4,619   0.96%       5.57% to    5.36%
 Janus Henderson Global
   Technology Portfolio --
   Service Shares
   2018.............................. 1.15% to 1.70%   586,687 13.56 to 11.97  7,432   1.11%     (0.26)% to  (0.82)%
   2017.............................. 1.15% to 1.70%   658,251 13.60 to 12.07  8,399   0.45%      43.25% to   42.46%
   2016.............................. 1.15% to 1.70%   660,400  9.49 to  8.47  5,893   0.09%      12.54% to   11.92%
   2015.............................. 1.15% to 1.70%   709,850  8.44 to  7.57  5,655   0.00%       3.44% to    2.87%
   2014.............................. 1.15% to 1.70%   827,786  8.15 to  7.36  6,404   0.00%       8.09% to    7.49%
 Janus Henderson Overseas
   Portfolio -- Institutional Shares
   2018.............................. 0.75% to 1.60%   705,173 13.36 to 19.18 18,334   1.76%    (15.58)% to (16.31)%
   2017.............................. 0.75% to 1.60%   765,523 15.83 to 22.91 23,652   1.64%      30.14% to   29.03%
   2016.............................. 0.75% to 1.60%   890,300 12.16 to 17.76 21,291   4.65%     (7.15)% to  (7.94)%
   2015.............................. 0.75% to 1.60%   979,039 13.10 to 19.29 25,442   0.58%     (9.28)% to (10.05)%
   2014.............................. 0.75% to 1.60% 1,124,435 14.44 to 21.45 32,588   3.07%    (12.53)% to (13.28)%
 Janus Henderson Overseas
   Portfolio -- Service Shares
   2018.............................. 1.45% to 2.10%   168,333 24.87 to 15.65  2,019   1.66%    (16.37)% to (16.93)%
   2017.............................. 1.45% to 2.10%   181,510 29.75 to 18.84  2,611   1.55%      28.91% to   28.07%
   2016.............................. 1.45% to 2.10%   206,876 23.07 to 14.71  2,326   4.67%     (8.06)% to  (8.66)%
   2015.............................. 1.45% to 2.10%   293,437 25.10 to 16.11  3,539   0.50%    (10.13)% to (10.72)%
   2014.............................. 1.45% to 2.10%   333,015 27.92 to 18.04  4,515   3.03%    (13.38)% to (13.95)%
 Janus Henderson Research
   Portfolio -- Institutional Shares
   2018.............................. 1.15% to 1.60% 1,128,053 52.41 to 16.81 35,820   0.54%     (3.70)% to  (4.14)%
   2017.............................. 1.15% to 1.60% 1,347,021 54.42 to 17.53 43,863   0.39%      26.41% to   25.85%
   2016.............................. 1.15% to 1.60% 1,569,263 43.05 to 13.93 40,553   0.53%     (0.66)% to  (1.10)%
   2015.............................. 1.15% to 1.60% 1,844,187 43.33 to 14.09 47,984   0.63%       4.13% to    3.66%
   2014.............................. 1.15% to 1.60% 2,075,652 41.61 to 13.59 51,729   0.36%      11.69% to   11.19%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                      Expense as a                            Net   Investment
                                      % of Average                           Assets   Income
                                     Net Assets (1)   Units     Unit Value    000s  Ratio (2)   Total Return (3)
                                     -------------- --------- -------------- ------ ---------- -------------------
 Janus Henderson Research
   Portfolio -- Service Shares
   2018............................. 1.50% to 1.70%   209,137 12.68 to 12.21  2,751   0.35%    (4.30)% to  (4.50)%
   2017............................. 1.50% to 1.70%   263,890 13.25 to 12.79  3,614   0.24%     25.65% to   25.39%
   2016............................. 1.50% to 1.70%   313,350 10.55 to 10.20  3,429   0.38%    (1.23)% to  (1.43)%
   2015............................. 1.50% to 1.70%   352,027 10.68 to 10.35  3,905   0.45%      3.50% to    3.29%
   2014............................. 1.50% to 1.70%   405,834 10.32 to 10.02  4,353   0.22%     11.04% to   10.82%
Legg Mason Partners Variable Equity
  Trust
 ClearBridge Variable Aggressive
   Growth Portfolio -- Class II
   2018............................. 1.45% to 2.30%   184,804 29.93 to 19.11  5,229   0.37%    (9.90)% to (10.68)%
   2017............................. 1.45% to 2.30%   197,561 33.22 to 21.40  6,236   0.21%     14.31% to   13.33%
   2016............................. 1.45% to 2.30%   277,181 29.06 to 18.88  7,729   0.31%    (0.52)% to  (1.38)%
   2015............................. 1.45% to 2.30%   767,178 29.21 to 19.15 21,895   0.05%    (3.36)% to  (4.20)%
   2014............................. 1.45% to 2.30% 1,126,370 30.23 to 19.99 33,343   0.01%     18.33% to   17.31%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class I
   2018............................. 1.15% to 1.60%   231,022 17.43 to 16.53  3,886   1.50%    (5.96)% to  (6.39)%
   2017............................. 1.15% to 1.60%   278,057 18.53 to 17.66  4,991   1.46%     17.81% to   17.28%
   2016............................. 1.15% to 1.60%   318,210 15.73 to 15.06  4,859   1.54%     13.67% to   13.16%
   2015............................. 1.15% to 1.60%   338,426 13.84 to 13.31  4,557   1.67%    (5.40)% to  (5.83)%
   2014............................. 1.15% to 1.60%   432,408 14.63 to 14.13  6,169   2.15%     12.31% to   11.80%
 ClearBridge Variable Dividend
   Strategy Portfolio -- Class II
   2018............................. 1.45% to 2.35%   467,731 16.55 to 14.87  7,448   1.29%    (6.38)% to  (7.24)%
   2017............................. 1.45% to 2.45%   583,700 17.68 to 15.86  9,961   1.38%     17.29% to   16.10%
   2016............................. 1.45% to 2.45%   575,027 15.08 to 13.66  8,381   1.67%     13.12% to   11.98%
   2015............................. 1.45% to 2.45%   444,855 13.33 to 12.20  5,674   1.62%    (5.82)% to  (6.78)%
   2014............................. 1.45% to 2.45%   564,374 14.15 to 13.09  7,671   1.98%     11.84% to   10.70%
 ClearBridge Variable Large Cap
   Value Portfolio -- Class I
   2018............................. 1.15% to 2.30%   770,584 31.85 to 10.38 12,735   1.46%    (9.93)% to (10.98)%
   2017............................. 1.15% to 2.30%   914,407 35.36 to 11.66 16,990   1.44%     13.52% to   12.20%
   2016............................. 1.15% to 2.30%   870,195 31.15 to 10.39 15,224   1.48%     11.70% to   10.41%
   2015............................. 1.15% to 2.30% 1,342,584 27.89 to  9.41 18,994   1.40%    (3.98)% to  (5.10)%
   2014............................. 1.15% to 2.30% 1,933,536 29.04 to  9.92 26,732   1.82%     10.42% to (10.82)%
MFS(R) Variable Insurance Trust
 MFS(R) Investors Trust Series --
   Service Class Shares
   2018............................. 1.45% to 1.85%   253,105 27.52 to 21.56  4,767   0.44%    (7.08)% to  (7.46)%
   2017............................. 1.45% to 1.85%   296,647 29.62 to 23.30  5,957   0.55%     21.25% to   20.76%
   2016............................. 1.45% to 1.95%   320,659 24.43 to 18.84  5,309   0.57%      6.75% to    6.21%
   2015............................. 1.45% to 1.95%   370,130 22.88 to 17.74  5,733   0.68%    (1.50)% to  (2.00)%
   2014............................. 1.45% to 1.95%   436,811 23.23 to 18.10  6,863   0.76%      9.11% to    8.55%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                  Expense as a                             Net   Investment
                                  % of Average                            Assets   Income
                                 Net Assets (1)   Units     Unit Value     000s  Ratio (2)    Total Return (3)
                                 -------------- --------- --------------- ------ ---------- --------------------
 MFS(R) New Discovery Series --
   Service Class Shares
   2018......................... 1.15% to 2.30%   504,833  34.59 to 22.65 11,086   0.00%     (2.85)% to  (3.99)%
   2017......................... 1.15% to 2.30%   648,451  35.60 to 23.59 14,585   0.00%      24.88% to   23.44%
   2016......................... 1.15% to 2.30%   663,903  28.51 to 19.11 12,301   0.00%       7.55% to    6.30%
   2015......................... 1.15% to 2.30%   790,831  26.51 to 17.98 13,662   0.00%     (3.27)% to  (4.40)%
   2014......................... 1.15% to 2.30%   997,867  27.40 to 18.81 17,853   0.00%     (8.56)% to  (9.62)%
 MFS(R) Total Return Series --
   Service Class Shares
   2018......................... 1.45% to 2.55% 2,530,043  19.77 to 12.14 37,918   1.94%     (7.24)% to  (8.29)%
   2017......................... 1.45% to 2.55% 2,899,860  21.32 to 13.23 46,828   2.15%      10.41% to    9.18%
   2016......................... 1.45% to 2.55% 3,278,568  19.31 to 12.12 48,180   2.71%       7.24% to    6.05%
   2015......................... 1.45% to 2.55% 3,461,844  18.00 to 11.43 47,611   2.35%     (2.02)% to  (3.11)%
   2014......................... 1.45% to 2.55% 3,952,024  18.38 to 11.80 55,659   1.69%       6.67% to    5.48%
 MFS(R) Utilities Series --
   Service Class Shares
   2018......................... 1.45% to 2.20%   481,645  41.77 to 23.92 13,016   0.84%     (0.66)% to  (1.42)%
   2017......................... 1.45% to 2.20%   564,347  42.04 to 24.27 15,293   3.90%      12.84% to   11.98%
   2016......................... 1.45% to 2.20%   700,916  37.26 to 21.67 16,772   3.44%       9.63% to    8.80%
   2015......................... 1.45% to 2.20%   790,491  33.99 to 19.92 17,322   3.86%    (15.99)% to (16.63)%
   2014......................... 1.45% to 2.20%   909,300  40.46 to 23.89 23,852   1.90%      10.84% to    9.99%
MFS(R) Variable Insurance Trust II
 MFS(R) Massachusetts Investors
   Growth Stock Portfolio --
   Service Class Shares
   2018......................... 1.45% to 2.30%   471,532  12.70 to 12.29  5,961   0.32%     (0.89)% to  (1.75)%
   2017......................... 1.45% to 2.30%   649,434  12.81 to 12.51  8,292   0.42%      26.25% to   25.16%
   2016......................... 1.45% to 2.30%   728,673  10.15 to  9.99  7,379   0.38%       4.31% to    3.41%
   2015......................... 1.45% to 2.30%   752,771   9.73 to  9.66  7,317   0.47%     (3.53)% to  (4.36)%
 MFS(R) Strategic Income
   Portfolio -- Service
   Class Shares
   2018......................... 1.45% to 1.45%     2,405  10.70 to 10.70     26   3.81%     (3.53)% to  (3.53)%
   2017......................... 1.45% to 1.45%     2,592  11.09 to 11.09     29   4.37%       4.35% to    4.35%
   2016......................... 1.45% to 1.45%     3,021  10.63 to 10.63     32   2.96%       6.44% to    6.44%
   2015......................... 1.45% to 1.45%     2,133   9.99 to  9.99     21   4.94%     (3.48)% to  (3.48)%
   2014......................... 1.45% to 1.45%     2,710  10.35 to 10.35     28   3.06%       1.49% to    1.49%
Oppenheimer Variable Account Funds
 Oppenheimer Capital
   Appreciation Fund/VA --
   Non-Service Shares
   2018......................... 1.15% to 1.60%   484,217 105.63 to 19.17 22,209   0.33%     (6.82)% to  (7.24)%
   2017......................... 1.15% to 1.60%   581,375 113.36 to 20.66 28,780   0.23%      25.38% to   24.81%
   2016......................... 1.15% to 1.60%   683,004  90.41 to 16.55 27,894   0.41%     (3.33)% to  (3.76)%
   2015......................... 1.15% to 1.60%   784,080  93.52 to 17.20 32,998   0.09%       2.35% to    1.89%
   2014......................... 1.15% to 1.60%   897,175  91.37 to 16.88 36,968   0.45%      14.08% to   13.57%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Expense as a                            Net    Investment
                                 % of Average                           Assets    Income
                                Net Assets (1)   Units     Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Capital
   Appreciation Fund/VA --
   Service Shares
   2018........................ 1.45% to 2.10%   181,202 23.23 to 16.62   3,765   0.00%     (7.33)% to  (7.94)%
   2017........................ 1.45% to 2.10%   207,692 25.07 to 18.05   4,645   0.01%      24.68% to   23.86%
   2016........................ 1.45% to 2.10%   243,018 20.11 to 14.57   4,386   0.11%     (3.84)% to  (4.47)%
   2015........................ 1.45% to 2.10%   310,174 20.91 to 15.26   5,764   0.00%       1.77% to    1.10%
   2014........................ 1.45% to 2.10%   354,443 20.54 to 15.09   6,506   0.18%      13.46% to   12.71%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   331,475 47.01 to 14.33   9,405   1.98%     (6.42)% to  (6.84)%
   2017........................ 1.15% to 1.60%   349,035 50.23 to 15.38  10,783   1.95%       8.00% to    7.51%
   2016........................ 1.15% to 1.60%   375,945 46.51 to 14.30  11,158   2.39%       4.05% to    3.58%
   2015........................ 1.15% to 1.60%   402,826 44.70 to 13.81  11,608   2.23%     (0.33)% to  (0.78)%
   2014........................ 1.15% to 1.60%   461,073 44.85 to 13.92  13,513   2.06%       6.95% to    6.47%
 Oppenheimer Conservative
   Balanced Fund/VA --
   Service Shares
   2018........................ 1.45% to 2.55% 1,637,908 12.22 to  8.40  16,895   1.73%     (6.91)% to  (7.95)%
   2017........................ 1.45% to 2.55% 1,871,679 13.13 to  9.12  20,762   1.74%       7.37% to    6.18%
   2016........................ 1.45% to 2.55% 2,125,261 12.22 to  8.59  22,007   2.17%       3.44% to    2.29%
   2015........................ 1.45% to 2.55% 2,185,061 11.82 to  8.40  22,063   2.02%     (0.89)% to  (2.00)%
   2014........................ 1.45% to 2.55% 2,531,912 11.92 to  8.57  25,907   1.80%       6.45% to    5.26%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   374,862 92.62 to 18.57  19,640   0.00%     (7.17)% to  (7.59)%
   2017........................ 1.15% to 1.60%   432,839 99.77 to 20.09  24,387   0.03%      27.31% to   26.74%
   2016........................ 1.15% to 1.60%   507,574 78.37 to 15.85  22,242   0.00%       1.16% to    0.70%
   2015........................ 1.15% to 1.60%   585,281 77.47 to 15.74  25,561   0.00%       5.38% to    4.90%
   2014........................ 1.15% to 1.60%   647,143 73.51 to 15.01  26,705   0.00%       4.57% to    4.09%
 Oppenheimer Discovery Mid Cap
   Growth Fund/VA --
   Service Shares
   2018........................ 1.45% to 1.70%   267,456 26.27 to 25.16   6,940   0.00%     (7.67)% to  (7.91)%
   2017........................ 1.45% to 1.70%   297,883 28.45 to 27.32   8,383   0.00%      26.60% to   26.28%
   2016........................ 1.45% to 1.70%   293,900 22.48 to 21.63   6,550   0.00%       0.60% to    0.35%
   2015........................ 1.45% to 1.85%   336,364 22.34 to 16.95   7,457   0.00%       4.81% to    4.38%
   2014........................ 1.45% to 1.85%   147,843 21.32 to 16.23   3,123   0.00%       3.99% to    3.57%
 Oppenheimer Global Fund/VA --
   Service Shares
   2018........................ 1.45% to 2.55% 2,993,966 32.33 to 12.47  59,097   0.82%    (14.66)% to (15.62)%
   2017........................ 1.45% to 2.55% 3,989,415 37.88 to 14.78  85,383   0.75%      34.35% to   32.86%
   2016........................ 1.45% to 2.55% 4,229,281 28.19 to 11.13  66,987   0.87%     (1.60)% to  (2.70)%
   2015........................ 1.45% to 2.55% 6,026,230 28.65 to 11.44 100,044   1.05%       2.17% to    1.03%
   2014........................ 1.45% to 2.55% 6,676,251 28.04 to 11.32 108,068   0.82%       0.58% to  (0.55)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                 Expense as a                            Net    Investment
                                 % of Average                           Assets    Income
                                Net Assets (1)   Units     Unit Value    000s   Ratio (2)    Total Return (3)
                                -------------- --------- -------------- ------- ---------- --------------------
 Oppenheimer Global Strategic
   Income Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   271,723 10.30 to 10.01   2,756   4.96%     (5.50)% to  (5.93)%
   2017........................ 1.15% to 1.60%   317,036 10.90 to 10.64   3,410   2.33%       5.05% to    4.58%
   2016........................ 1.15% to 1.60%   370,143 10.37 to 10.18   3,800   5.06%       5.31% to    4.84%
   2015........................ 1.15% to 1.60%   417,605  9.85 to  9.71   4,080   5.85%     (3.38)% to  (3.82)%
   2014........................ 1.15% to 1.60%   468,622 10.19 to 10.09   4,751   4.35%       1.66% to    1.20%
 Oppenheimer Main Street Fund/
   VA -- Service Shares
   2018........................ 1.45% to 2.55% 6,477,488 25.30 to 13.84 106,779   0.83%     (9.44)% to (10.45)%
   2017........................ 1.45% to 2.55% 5,972,530 27.93 to 15.46 109,416   1.04%      14.95% to   13.67%
   2016........................ 1.45% to 2.55% 6,989,674 24.30 to 13.60 112,227   0.71%       9.69% to    8.47%
   2015........................ 1.45% to 2.55% 5,780,439 22.15 to 12.54  85,090   0.66%       1.61% to    0.48%
   2014........................ 1.45% to 2.55% 6,848,063 21.80 to 12.48  99,834   0.58%       8.80% to    7.59%
 Oppenheimer Main Street Small
   Cap Fund(R)/VA --
   Service Shares
   2018........................ 1.45% to 2.55% 1,209,301 34.53 to 14.37  27,499   0.06%    (11.84)% to (12.83)%
   2017........................ 1.45% to 2.55% 1,764,040 39.16 to 16.48  44,261   0.66%      12.26% to   11.01%
   2016........................ 1.45% to 2.55% 2,224,035 34.89 to 14.85  50,574   0.27%      15.97% to   14.68%
   2015........................ 1.45% to 2.55% 3,078,484 30.08 to 12.95  56,932   0.64%     (7.46)% to  (8.49)%
   2014........................ 1.45% to 2.55% 3,580,428 32.50 to 14.15  74,081   0.72%      10.04% to    8.81%
 Oppenheimer Total Return
   Bond Fund/VA --
   Non-Service Shares
   2018........................ 1.15% to 1.60%   429,783 28.11 to 11.67   8,094   3.33%     (2.17)% to  (2.61)%
   2017........................ 1.15% to 1.60%   504,740 28.73 to 11.99   9,660   2.44%       3.39% to    2.92%
   2016........................ 1.15% to 1.60%   576,236 27.79 to 11.65  10,454   3.68%       2.08% to    1.63%
   2015........................ 1.15% to 1.60%   642,440 27.22 to 11.46  11,554   4.07%     (0.20)% to  (0.65)%
   2014........................ 1.15% to 1.60%   732,970 27.28 to 11.54  13,217   5.33%       6.03% to    5.55%
PIMCO Variable Insurance Trust
 All Asset Portfolio --
   Advisor Class Shares
   2018........................ 1.45% to 1.95%   418,106 14.54 to 13.56   5,902   3.00%     (6.83)% to  (7.30)%
   2017........................ 1.45% to 1.95%   475,796 15.61 to 14.63   7,232   4.31%      11.74% to   11.17%
   2016........................ 1.45% to 2.20%   549,188 13.97 to 12.78   7,488   2.29%      11.27% to   10.43%
   2015........................ 1.45% to 2.20%   655,747 12.55 to 11.57   8,052   3.06%    (10.50)% to (11.19)%
   2014........................ 1.45% to 2.20%   791,211 14.03 to 13.03  10,890   4.87%     (1.00)% to  (1.76)%
 High Yield Portfolio --
   Administrative Class Shares
   2018........................ 1.45% to 2.55% 2,234,519 20.44 to 13.46  40,479   5.09%     (4.07)% to  (5.14)%
   2017........................ 1.45% to 2.55% 2,282,326 21.31 to 14.19  43,833   4.87%       5.07% to    3.90%
   2016........................ 1.45% to 2.55% 2,587,388 20.28 to 13.66  48,057   5.25%      10.82% to    9.59%
   2015........................ 1.45% to 2.55% 5,300,327 18.30 to 12.47  83,624   5.25%     (3.07)% to  (4.15)%
   2014........................ 1.45% to 2.55% 4,895,798 18.88 to 13.01  83,952   5.28%       1.84% to    0.70%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                      Expense as a                             Net    Investment
                                      % of Average                            Assets    Income
                                     Net Assets (1)   Units      Unit Value    000s   Ratio (2)   Total Return (3)
                                     -------------- ---------- -------------- ------- ---------- -------------------
 International Bond Portfolio (U.S.
   Dollar Hedged) --
   Administrative Class Shares
   2018............................. 1.50% to 1.70%    109,339 20.09 to 19.35   2,166   1.31%      0.58% to    0.38%
   2017............................. 1.50% to 1.70%    117,382 19.97 to 19.27   2,313   4.03%      1.23% to    1.02%
   2016............................. 1.50% to 1.70%    160,909 19.73 to 19.08   3,124   1.41%      4.88% to    4.67%
   2015............................. 1.50% to 1.70%    185,736 18.81 to 18.23   3,444   2.90%    (1.21)% to  (1.41)%
   2014............................. 1.50% to 1.70%    215,190 19.04 to 18.49   4,052   1.82%      9.49% to    9.27%
 Long-Term U.S. Government
   Portfolio -- Administrative
   Class Shares
   2018............................. 1.45% to 2.55%  1,818,776 19.24 to 15.17  34,646   2.40%    (3.80)% to  (4.88)%
   2017............................. 1.45% to 2.55%  1,706,498 20.00 to 15.95  34,651   2.17%      7.38% to    6.18%
   2016............................. 1.45% to 2.55%  1,922,497 18.63 to 15.02  36,780   1.89%    (0.78)% to  (1.89)%
   2015............................. 1.45% to 2.35%    775,453 18.78 to 16.67  17,253   2.06%    (2.82)% to  (3.71)%
   2014............................. 1.45% to 2.35%    921,205 19.32 to 17.31  20,909   2.30%     22.22% to   21.10%
 Low Duration Portfolio --
   Administrative Class Shares
   2018............................. 1.45% to 2.55%  3,842,840 12.22 to 10.36  44,146   1.93%    (1.12)% to  (2.23)%
   2017............................. 1.45% to 2.55%  3,735,829 12.36 to 10.59  43,446   1.34%    (0.12)% to  (1.23)%
   2016............................. 1.45% to 2.55%  3,835,039 12.37 to 10.73  44,857   1.51%    (0.06)% to  (1.17)%
   2015............................. 1.45% to 2.55%  6,541,673 12.38 to 10.85  76,352   2.77%    (1.14)% to  (2.24)%
   2014............................. 1.45% to 2.55% 15,659,839 12.52 to 11.10 184,450   1.13%    (0.61)% to  (1.72)%
 Total Return Portfolio --
   Administrative Class Shares
   2018............................. 1.15% to 2.55% 10,578,875 16.66 to 12.77 165,306   2.52%    (1.68)% to  (3.08)%
   2017............................. 1.15% to 2.55% 13,884,221 16.94 to 13.18 219,063   2.02%      3.71% to    2.25%
   2016............................. 1.15% to 2.55% 15,999,977 16.34 to 12.89 244,475   2.09%      1.50% to    0.07%
   2015............................. 1.15% to 2.55% 18,775,625 16.09 to 12.88 284,510   5.04%    (0.71)% to  (2.11)%
   2014............................. 1.15% to 2.55% 16,532,808 16.21 to 13.16 260,145   2.14%      3.08% to    1.62%
Rydex Variable Trust
 NASDAQ -- 100(R) Fund
   2018............................. 1.45% to 1.85%    269,561 41.30 to 29.74   4,093   0.00%    (3.24)% to  (3.64)%
   2017............................. 1.45% to 1.85%    341,457 42.68 to 30.86   5,427   0.00%     29.23% to   28.70%
   2016............................. 1.45% to 1.85%    656,436 33.03 to 23.98   7,066   0.00%      4.45% to    4.03%
   2015............................. 1.45% to 2.00%  1,511,920 31.62 to 22.63  16,265   0.00%      6.67% to    6.08%
   2014............................. 1.45% to 1.85%    435,509 29.64 to 21.70   5,025   0.00%     15.74% to   15.27%
State Street Variable Insurance
  Series Funds, Inc.
 Income V.I.S. Fund --
   Class 1 Shares
   2018............................. 0.75% to 2.30%  1,101,994 17.59 to 10.93  15,782   2.12%    (2.17)% to  (3.70)%
   2017............................. 0.75% to 2.30%  1,252,511 17.98 to 11.35  18,445   1.97%      2.47% to    0.88%
   2016............................. 0.75% to 2.30%  1,513,016 17.54 to 11.25  22,059   1.74%      2.21% to    0.62%
   2015............................. 0.75% to 2.35%  1,702,881 17.16 to 11.26  24,410   2.10%    (1.17)% to  (2.76)%
   2014............................. 0.75% to 2.35%  1,953,175 17.37 to 11.58  28,535   2.17%      4.33% to    2.65%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                   Expense as a                             Net    Investment
                                   % of Average                            Assets    Income
                                  Net Assets (1)   Units      Unit Value    000s   Ratio (2)    Total Return (3)
                                  -------------- ---------- -------------- ------- ---------- --------------------
 Premier Growth Equity V.I.S.
   Fund -- Class 1 Shares
   2018.......................... 0.75% to 2.10%  1,101,406 23.66 to 21.51  24,920   0.13%     (3.39)% to  (4.72)%
   2017.......................... 0.75% to 2.10%  1,281,157 24.49 to 22.58  30,374   0.31%      27.38% to   25.66%
   2016.......................... 0.75% to 2.10%  1,481,093 19.23 to 17.97  27,772   0.49%       1.70% to    0.32%
   2015.......................... 0.75% to 2.10%  1,661,850 18.90 to 17.91  30,959   0.46%       2.52% to    1.13%
   2014.......................... 0.75% to 2.10%  1,840,075 18.44 to 17.71  33,758   0.47%      13.20% to   11.66%
 Real Estate Securities V.I.S.
   Fund -- Class 1 Shares
   2018.......................... 0.75% to 2.55%  1,283,920 51.63 to 13.38  40,405   2.42%     (6.42)% to  (8.13)%
   2017.......................... 0.75% to 2.55%  1,424,736 55.18 to 14.57  49,404   1.54%       5.05% to    3.15%
   2016.......................... 0.75% to 2.55%  1,730,701 52.52 to 14.12  58,910   2.31%       7.19% to    5.26%
   2015.......................... 0.75% to 2.55%  2,028,003 49.00 to 13.42  63,576   1.69%       3.78% to    1.90%
   2014.......................... 0.75% to 2.55%  2,413,755 47.22 to 13.17  73,692   1.64%      30.91% to   28.54%
 S&P 500(R) Index V.I.S. Fund --
   Class 1 Shares
   2018.......................... 0.75% to 2.30%  4,870,590 20.47 to 19.48 130,223   1.64%     (5.45)% to  (6.93)%
   2017.......................... 0.75% to 2.30%  5,498,219 21.65 to 20.93 158,837   1.76%      20.60% to   18.72%
   2016.......................... 0.75% to 2.30%  6,092,527 17.95 to 17.63 147,455   1.87%      10.78% to    9.05%
   2015.......................... 0.75% to 2.35%  6,549,734 16.21 to 14.81 145,375   2.15%       0.32% to  (1.30)%
   2014.......................... 0.75% to 2.35%  7,374,743 16.15 to 15.01 165,498   1.60%      12.43% to   10.62%
 Small-Cap Equity V.I.S.
   Fund -- Class 1 Shares
   2018.......................... 1.15% to 2.30%    859,762 33.36 to 18.74  26,186   0.00%    (10.74)% to (11.79)%
   2017.......................... 1.15% to 2.30%  1,018,621 37.37 to 21.24  34,982   0.00%      11.42% to   10.12%
   2016.......................... 1.15% to 2.30%  1,184,299 33.54 to 19.29  36,669   0.00%      22.34% to   20.93%
   2015.......................... 1.15% to 2.30%  1,314,746 27.42 to 15.95  33,273   0.00%     (5.23)% to  (6.33)%
   2014.......................... 1.15% to 2.30%  1,402,842 28.93 to 17.03  37,546   0.00%       2.58% to    1.38%
 Total Return V.I.S. Fund --
   Class 1 Shares
   2018.......................... 0.75% to 2.30% 42,795,149 19.00 to 13.74 721,183   2.16%     (7.05)% to  (8.51)%
   2017.......................... 0.75% to 2.30% 45,934,260 20.45 to 15.02 841,510   2.01%      14.71% to   12.93%
   2016.......................... 0.75% to 2.30% 48,464,940 17.82 to 13.30 782,552   1.87%       5.55% to    3.91%
   2015.......................... 0.75% to 2.30% 51,257,510 16.89 to 12.80 791,790   1.68%     (1.87)% to  (3.41)%
   2014.......................... 0.75% to 2.30% 58,415,695 17.21 to 13.25 922,904   1.64%       4.53% to    2.90%
 Total Return V.I.S. Fund --
   Class 3 Shares
   2018.......................... 1.45% to 2.55% 38,387,797 13.67 to 10.79 467,141   1.79%     (7.97)% to  (9.00)%
   2017.......................... 1.45% to 2.55% 46,322,370 14.85 to 11.85 615,662   1.63%      13.60% to   12.33%
   2016.......................... 1.45% to 2.55% 56,704,147 13.07 to 10.55 668,174   1.52%       4.55% to    3.38%
   2015.......................... 1.45% to 2.55% 66,025,483 12.51 to 10.21 748,990   1.44%     (2.77)% to  (3.86)%
   2014.......................... 1.45% to 2.55% 75,427,525 12.86 to 10.62 883,287   1.40%       3.55% to    2.39%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                     Expense as a                            Net   Investment
                                     % of Average                           Assets   Income
                                    Net Assets (1)   Units     Unit Value    000s  Ratio (2)    Total Return (3)
                                    -------------- --------- -------------- ------ ---------- --------------------
 U.S. Equity V.I.S. Fund --
   Class 1 Shares
   2018............................ 0.75% to 1.85%   961,239 21.46 to 19.99 19,507   0.80%     (4.13)% to  (5.19)%
   2017............................ 0.75% to 1.85% 1,122,669 22.38 to 21.09 23,908   0.75%      19.02% to   17.70%
   2016............................ 0.75% to 1.85% 1,264,220 18.80 to 17.92 22,936   1.13%       8.49% to    7.29%
   2015............................ 0.75% to 1.85% 1,586,449 17.33 to 16.70 27,033   1.04%     (3.04)% to  (4.11)%
   2014............................ 0.75% to 1.85% 1,698,913 17.87 to 17.41 30,273   0.92%      11.93% to   10.69%
The Alger Portfolios
 Alger Large Cap Growth
   Portfolio -- Class I-2 Shares
   2018............................ 1.15% to 1.60%   948,595 41.41 to 17.38 24,702   0.00%       1.02% to    0.57%
   2017............................ 1.15% to 1.60% 1,088,395 40.99 to 17.28 28,030   0.00%      26.99% to   26.42%
   2016............................ 1.15% to 1.60% 1,231,571 32.28 to 13.67 25,240   0.00%     (1.97)% to  (2.41)%
   2015............................ 1.15% to 1.60% 1,416,213 32.93 to 14.00 29,781   0.00%       0.55% to    0.09%
   2014............................ 1.15% to 1.60% 1,570,602 32.75 to 13.99 33,343   0.15%       9.71% to    9.21%
 Alger Small Cap Growth
   Portfolio -- Class I-2 Shares
   2018............................ 1.15% to 1.60%   721,107 27.39 to 20.00 17,042   0.00%       0.26% to  (0.19)%
   2017............................ 1.15% to 1.60%   846,955 27.31 to 20.04 20,024   0.00%      27.26% to   26.68%
   2016............................ 1.15% to 1.60% 1,003,019 21.46 to 15.82 18,672   0.00%       5.02% to    4.55%
   2015............................ 1.15% to 1.60% 1,128,630 20.44 to 15.13 20,045   0.00%     (4.43)% to  (4.86)%
   2014............................ 1.15% to 1.60% 1,285,786 21.39 to 15.90 24,154   0.00%     (0.72)% to  (1.17)%
The Prudential Series Fund
 Jennison 20/20 Focus Portfolio --
   Class II Shares
   2018............................ 1.45% to 2.30%   158,163 33.94 to 19.30  4,894   0.00%     (7.10)% to  (7.90)%
   2017............................ 1.45% to 2.30%   184,615 36.54 to 20.95  6,143   0.00%      27.87% to   26.77%
   2016............................ 1.45% to 2.30%   213,849 28.57 to 16.53  5,491   0.00%     (0.23)% to  (1.09)%
   2015............................ 1.45% to 2.30%   241,257 28.64 to 16.71  6,242   0.00%       4.33% to    3.43%
   2014............................ 1.45% to 2.30%   282,631 27.45 to 16.16  7,005   0.00%       5.16% to    4.25%
 Jennison Portfolio --
   Class II Shares
   2018............................ 1.45% to 2.30%   146,007 34.87 to 22.85  4,864   0.00%     (2.62)% to  (3.47)%
   2017............................ 1.45% to 2.30%   163,659 35.81 to 23.67  5,576   0.00%      34.16% to   33.01%
   2016............................ 1.45% to 2.30%   168,178 26.69 to 17.80  4,273   0.00%     (2.72)% to  (3.55)%
   2015............................ 1.45% to 2.30%   267,063 27.44 to 18.45  7,026   0.00%       9.42% to    8.48%
   2014............................ 1.45% to 2.30%   112,321 25.07 to 17.01  2,549   0.00%       7.99% to    7.06%
 Natural Resources Portfolio --
   Class II Shares
   2018............................ 1.45% to 2.55% 5,833,693  11.55 to 5.08 32,878   0.00%    (19.61)% to (20.51)%
   2017............................ 1.45% to 2.55% 4,833,745  14.37 to 6.39 34,397   0.00%     (1.97)% to  (3.06)%
   2016............................ 1.45% to 2.55% 3,243,289  14.66 to 6.59 24,862   0.00%      23.02% to   21.65%
   2015............................ 1.45% to 2.55% 2,722,626  11.92 to 5.42 17,314   0.00%    (29.88)% to (30.67)%
   2014............................ 1.45% to 2.55% 2,499,308  17.00 to 7.81 23,988   0.00%    (20.96)% to (21.84)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2018

                                        Expense as a                          Net   Investment
                                        % of Average                         Assets   Income
                                       Net Assets (1)  Units    Unit Value    000s  Ratio (2)    Total Return (3)
                                       -------------- ------- -------------- ------ ---------- --------------------
 SP International Growth Portfolio --
   Class II Shares
   2018............................... 1.55% to 1.55%      14 12.10 to 12.10     0    0.00%    (14.55)% to (14.55)%
   2017............................... 1.55% to 1.55%      63 14.16 to 14.16     1    0.00%      33.33% to   33.33%
   2016............................... 1.55% to 1.55%     115 10.62 to 10.62     1    0.00%     (5.64)% to  (5.64)%
   2015............................... 1.55% to 1.55%     172 11.25 to 11.25     2    0.00%       1.49% to    1.49%
   2014............................... 1.55% to 1.55%     229 11.09 to 11.09     3    0.00%     (7.57)% to  (7.57)%
 SP Prudential U.S. Emerging Growth
   Portfolio -- Class II Shares
   2018............................... 1.55% to 1.55%     653 23.67 to 23.67    15    0.00%     (9.60)% to  (9.60)%
   2017............................... 1.55% to 1.55%     671 26.18 to 26.18    18    0.00%      20.06% to   20.06%
   2016............................... 1.55% to 1.55%     686 21.81 to 21.81    15    0.00%       2.21% to    2.21%
   2015............................... 1.55% to 1.55%     704 21.34 to 21.34    15    0.00%     (4.24)% to  (4.24)%
   2014............................... 1.55% to 1.55%   1,170 22.28 to 22.28    26    0.00%       7.46% to    7.46%
Wells Fargo Variable Trust
 Wells Fargo VT Omega Growth
   Fund -- Class 2
   2018............................... 1.45% to 1.95% 272,196 25.48 to 24.41 6,896    0.00%     (1.19)% to  (1.69)%
   2017............................... 1.45% to 1.95% 312,906 25.79 to 24.83 8,030    0.01%      32.65% to   31.98%
   2016............................... 1.45% to 1.95% 121,717 19.44 to 18.81 2,358    0.00%     (0.94)% to  (1.44)%
   2015............................... 1.45% to 1.95% 156,144 19.62 to 19.08 3,055    0.00%     (0.13)% to  (0.63)%
   2014............................... 1.45% to 1.95% 189,559 19.65 to 19.21 3,716    0.00%       2.36% to    1.84%

--------
(1)Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.
(2)The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.
(4)The ratios of expenses and net investment income to average net assets are annualized for periods less than a year.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                        Statutory Financial Statements

                 Years Ended December 31, 2018, 2017 and 2016

                  (With Independent Auditors' Report Thereon)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                    INDEX TO STATUTORY FINANCIAL STATEMENTS

                                                                            PAGE
                                                                            ----
Independent Auditors' Report............................................... F-1

Statutory Statements of Admitted Assets, Liabilities and Capital and
  Surplus.................................................................. F-3

Statutory Statements of Summary of Operations.............................. F-5

Statutory Statements of Changes in Capital and Surplus..................... F-6

Statutory Statements of Cash Flow.......................................... F-7

Notes to Statutory Financial Statements.................................... F-9

                         Independent Auditors' Report

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying financial statements of Genworth Life and Annuity Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2018 and 2017, and the related statutory statements of summary of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2018, and the related notes to the statutory financial statements.

Management's Responsibility for the Financial Statements

   Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

   Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

   An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors' judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

   We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

   As described in Note 1 to the financial statements, the financial statements are prepared by Genworth Life and Annuity Insurance Company using statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

   The effects on the financial statements of the variances between the statutory accounting practices described in Note 1/ /and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

   In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Genworth Life and Annuity Insurance Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2018.

Opinion on Statutory Basis of Accounting

   In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of Genworth Life and Annuity Insurance Company as of December 31, 2018 and 2017, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2018, in accordance with statutory accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1.

/s/ KPMG LLP

Richmond, Virginia
April 22, 2019

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

 Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
                          December 31, 2018 and 2017
            (Dollar amounts in millions, except per share amounts)

                                2018      2017
                              --------- ---------
    Admitted Assets
Cash and invested assets:
   Bonds..................... $11,329.0 $11,278.2
   Preferred stocks --
     nonaffiliates...........      46.5      46.5
   Common stocks --
     affiliates..............     180.4     196.6
   Common stocks --
     nonaffiliates...........      24.0      16.1
   Mortgage loans............   1,867.2   1,775.4
   Real estate...............      12.1      10.8
   Contract loans............     507.5     522.4
   Cash, cash
     equivalents and
     short-term
     investments.............     307.2     360.0
   Other invested assets.....      84.0      93.8
   Receivable for
     securities..............       4.9       5.2
   Derivative assets.........      42.3      82.7
   Securities lending
     reinvested
     collateral..............      24.0      43.5
                              --------- ---------
       Total cash and
         invested assets.....  14,429.1  14,431.2

Amounts recoverable from
  reinsurers and funds
  held.......................     471.4     466.0
Deferred tax asset...........     153.3     109.8
Guaranty funds receivable....       7.4       8.0
Premiums and accounts
  receivable.................     492.4     519.5
Investment income due
  and accrued................     131.5     128.1
Receivable from parent,
  subsidiaries and
  affiliates.................        --      30.5
Current Federal and
  foreign income tax
  recoverable and
  interest thereon...........      24.9       0.8
Other assets.................      23.0      28.5
Separate account assets......   5,451.1   6,722.1
                              --------- ---------
       Total admitted
         assets.............. $21,184.1 $22,444.5
                              ========= =========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus --
                                   Continued
                          December 31, 2018 and 2017
            (Dollar amounts in millions, except per share amounts)

                                 2018       2017
                              ---------  ---------
Liabilities and Capital
      and Surplus
Liabilities
   Aggregate reserves --
     life.................... $ 7,188.3  $ 7,229.2
   Aggregate reserves --
     annuity contracts.......   4,811.3    4,816.5
   Aggregate reserves --
     accident and health
     policies................       1.3        1.5
   Liability for
     deposit-type
     contracts...............     775.9      647.8
   Liability for policy
     and contract claims.....     107.9       91.0
   Policyholders
     dividends...............       0.3        0.3
   Premiums and annuity
     considerations
     received in advance.....       6.5        7.5
   Other amounts payable
     on reinsurance..........     127.3      133.7
   Interest maintenance
     reserve.................      25.0       37.4
   Commissions payable.......       0.2        0.4
   General expenses due
     or accrued..............       1.5        1.9
   Transfers to separate
     accounts due or
     accrued.................     (14.2)     (34.9)
   Taxes, licenses, and
     fees due or accrued.....       9.2       11.6
   Current Federal
     income tax payable......        --        6.6
   Unearned investment
     income..................       7.2        7.6
   Amounts withheld or
     retained by company
     as agent or trustee.....      11.3       11.8
   Remittances and items
     not allocated...........      22.0       30.3
   Asset valuation
     reserve.................      75.2       98.9
   Payable to parent,
     subsidiaries and
     affiliates..............       4.6         --
   Funds held under
     coinsurance and
     treaties with
     unauthorized
     reinsurers..............   1,379.6    1,253.0
   Payable for
     securities lending......      24.0       43.5
   Payable for securities....       4.6        7.0
   Derivative liabilities....        --        2.0
   Payable for
     collateral received
     from derivatives
     counterparties..........      10.1       29.0
   Separate account
     liabilities.............   5,451.1    6,722.1
                              ---------  ---------
       Total liabilities.....  20,030.2   21,155.7
                              ---------  ---------
Capital and surplus:
   Common stock, Class A
     ($1,000 par value.
     50,000 shares
     authorized; 25,651
     shares issued and
     outstanding)............      25.6       25.6
   Paid in surplus...........   1,456.7    1,456.7
   Unassigned deficit........    (328.4)    (193.5)
                              ---------  ---------
       Total capital and
         surplus.............   1,153.9    1,288.8
                              ---------  ---------
       Total liabilities
         and capital and
         surplus............. $21,184.1  $22,444.5
                              =========  =========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Statutory Statements of Summary of Operations
                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                                    2018      2017       2016
                                  --------  --------  ---------
Revenues:
   Premiums and annuity
     considerations.............. $    6.4  $  520.7  $(2,356.6)
   Considerations for
     supplementary
     contracts with life
     contingencies...............     17.1      18.8       18.1
   Net investment income.........    639.8     669.2      741.6
   Amortization of
     interest
     maintenance reserve.........       --        --       (2.8)
   Commissions and
     expense allowances
     on reinsurance ceded........    274.2     143.8    3,325.3
   Reserve adjustments
     on reinsurance ceded........    (11.4)    (82.7)    (404.5)
   Income from fees
     associated with
     investment
     management,
     administration, and
     contract guarantees
     from separate
     accounts....................    116.2     124.7      127.2
   Other income..................     29.2      28.5       26.1
                                  --------  --------  ---------
       Total revenues............  1,071.5   1,423.0    1,474.4
                                  --------  --------  ---------
Benefits:
   Death benefits................    400.2     441.2      417.2
   Matured endowments............      3.0       2.4        1.4
   Annuity benefits..............    402.5     417.8      414.9
   Disability benefits
     and benefits under
     accident and health
     policies....................      3.9       4.1        4.5
   Surrender benefits
     and other fund
     withdrawals.................    701.7     783.8      735.7
   Payments on
     supplementary
     contracts with life
     contingencies...............     13.4      12.8       12.1
   Interest and
     adjustments on
     contracts or
     deposit-type
     contract funds..............     25.4      24.5       25.2
   Increase (decrease)
     in aggregate
     reserves -- life,
     annuity and
     accident and health.........    (46.3)    233.2     (333.4)
                                  --------  --------  ---------
       Total benefits............  1,503.8   1,919.8    1,277.6
                                  --------  --------  ---------
Expenses:
   Commissions...................    124.5     188.6      560.7
   General insurance
     expenses....................    137.4     140.8      166.6
   Insurance taxes,
     licenses, and fees,
     excluding Federal
     income taxes................     25.4      25.3       33.0
   Net transfer from
     separate accounts...........   (565.6)   (607.7)    (575.8)
   Other expenses................     57.1    (250.2)      85.2
                                  --------  --------  ---------
       Total expenses............   (221.2)   (503.2)     269.7
                                  --------  --------  ---------
       Total benefits
         and expenses............  1,282.6   1,416.6    1,547.3
                                  --------  --------  ---------
          Gain (loss)
            before
            Federal
            income taxes
            and realized
            capital
            gains
            (losses), net........   (211.1)      6.4      (72.9)
Federal and foreign
  income taxes...................    (18.8)     51.9      120.4
                                  --------  --------  ---------
          Loss before
            realized
            capital
            gains
            (losses).............   (192.3)    (45.5)    (193.3)
Realized capital gains
  (losses), net..................    (17.2)     13.4     (107.9)
                                  --------  --------  ---------
          Net loss............... $ (209.5) $  (32.1) $  (301.2)
                                  ========  ========  =========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

            Statutory Statements of Changes in Capital and Surplus
                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                           Common stock
                           -------------
                                                   Unassigned
                                          Paid in   surplus
                           Amount Shares  surplus  (deficit)    Total
                           ------ ------ --------  ---------- --------
Balances as of
  December 31, 2015....... $25.6  25,651 $1,485.2   $ 158.0   $1,668.8
   Net loss...............    --      --       --    (301.2)    (301.2)
   Change in net
     unrealized capital
     gains and losses.....    --      --       --      34.0       34.0
   Change in net
     deferred tax assets..    --      --       --    (209.5)    (209.5)
   Change in nonadmitted
     assets...............    --      --       --     213.9      213.9
   Change in liability
     for reinsurance in
     unauthorized
     companies............    --      --       --      59.7       59.7
   Change in asset
     valuation reserve....    --      --       --     (10.9)     (10.9)
   Payment under tax
     assumption agreement.    --      --    (36.0)       --      (36.0)
   Changes in surplus as
     a result of
     reinsurance..........    --      --       --      68.7       68.7
   Other..................    --      --      7.5      (7.5)        --
                           -----  ------ --------   -------   --------
Balances as of
  December 31, 2016.......  25.6  25,651  1,456.7       5.2    1,487.5
   Net loss...............    --      --       --     (32.1)     (32.1)
   Change in net
     unrealized capital
     gains and losses.....    --      --       --     (28.9)     (28.9)
   Change in net
     deferred tax assets..    --      --       --    (128.1)    (128.1)
   Change in nonadmitted
     assets...............    --      --       --      39.3       39.3
   Change in liability
     for reinsurance in
     unauthorized
     companies............    --      --       --       0.3        0.3
   Change in asset
     valuation reserve....    --      --       --       1.6        1.6
   Change in surplus as
     a result of
     reinsurance..........    --      --       --     (39.6)     (39.6)
   Prior period
     correction -
     universal life
     insurance reserves,
     net of tax benefit
     of $6.0..............    --      --       --     (11.2)     (11.2)
                           -----  ------ --------   -------   --------
Balances as of
  December 31, 2017.......  25.6  25,651  1,456.7    (193.5)   1,288.8
   Net loss...............    --      --       --    (209.5)    (209.5)
   Change in net
     unrealized capital
     gains and losses.....    --      --       --    (138.7)    (138.7)
   Change in net
     unrealized foreign
     exchange capital
     gains and losses.....    --      --       --      (0.5)      (0.5)
   Change in net
     deferred tax assets..    --      --       --      34.0       34.0
   Change in nonadmitted
     assets...............    --      --       --      13.1       13.1
   Change in asset
     valuation reserve....    --      --       --      23.7       23.7
   Change in surplus as
     a result of
     reinsurance..........    --      --       --      39.8       39.8
   Special tax
     allocation
     agreement with
     Genworth Financial...    --      --       --     103.2      103.2
                           -----  ------ --------   -------   --------
Balances as of
  December 31, 2018....... $25.6  25,651 $1,456.7   $(328.4)  $1,153.9
                           =====  ====== ========   =======   ========

           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Statutory Statements of Cash Flow
                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                                            2018      2017      2016
                                          --------  --------  --------
Cash flow from
  operations:
   Premiums collected
     net of reinsurance.................. $   30.6  $  503.9  $  302.4
   Net investment income.................    619.0     638.5     716.4
   Miscellaneous income..................    448.2     167.2     105.6
                                          --------  --------  --------
          Total cash
            provided
            from revenues................  1,097.8   1,309.6   1,124.4
                                          --------  --------  --------
   Benefit and loss
     related payments....................  1,445.1   1,565.3   1,145.3
   Net transfers from
     separate,
     segregated
     accounts, and
     protected cell
     accounts............................   (586.3)   (615.5)   (570.2)
   Commissions, expenses
     paid, and aggregate
     write-ins for
     deductions..........................    283.3     264.5     324.1
   Federal and foreign
     taxes paid, net of
     capital gains
     (losses)............................      6.3      16.4     127.7
                                          --------  --------  --------
          Total cash
            applied to
            benefits and
            general and
            other
            expenses.....................  1,148.4   1,230.7   1,026.9
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                operations...............    (50.6)     78.9      97.5
                                          --------  --------  --------
Cash flow from
  investments:
   Proceeds from
     investments sold,
     matured, or repaid:
       Bonds.............................  1,614.4   1,605.3   1,704.2
       Stocks............................      0.6      33.6     309.1
       Mortgage loans....................    210.9     135.5     215.8
       Real estate.......................      0.2        --      17.8
       Other invested
         assets..........................      7.7       8.9      10.1
       Miscellaneous
         proceeds........................     49.9     102.9       6.7
                                          --------  --------  --------
          Total
            investment
            proceeds.....................  1,883.7   1,886.2   2,263.7
                                          --------  --------  --------
   Cost of investments
     acquired (long-term
     only):
       Bonds.............................  1,663.3   1,393.6   1,683.0
       Stocks............................      8.5      11.8     117.5
       Mortgage loans....................    302.9     239.8     167.1
       Real estate.......................      1.9       0.9       0.1
       Other invested
         assets..........................      0.1      10.0       1.4
       Miscellaneous
         applications....................      2.5      34.9     128.4
                                          --------  --------  --------
          Total
            investments
            acquired.....................  1,979.2   1,691.0   2,097.5
   Net increase
     (decrease) in
     contract loans and
     premium notes.......................    (15.9)    (11.8)     30.9
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                investments..............    (79.6)    207.0     135.3
                                          --------  --------  --------
Cash flow from financing
  and miscellaneous
  sources:
   Cash provided
     (applied):
       Net deposits on
         deposit-type
         contracts and
         other insurance
         liabilities.....................      0.2    (165.5)   (213.4)
       Capital and paid
         in surplus,
         less treasury
         stock...........................       --        --     (28.5)
       Other cash
         provided
         (applied).......................     77.2     (61.7)    111.7
                                          --------  --------  --------
              Net cash
                provided
                by
                (applied
                to)
                financing
                and
                miscellaneous
                sources..................     77.4    (227.2)   (130.2)
                                          --------  --------  --------
Net change in cash, cash
  equivalents and
  short-term investments.................    (52.8)     58.7     102.6
Cash, cash equivalents
  and short-term
  investments:
   Beginning of year.....................    360.0     301.3     198.7
                                          --------  --------  --------
   End of year........................... $  307.2  $  360.0  $  301.3
                                          ========  ========  ========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

                            2018     2017      2016
                          -------  -------  ---------
Supplemental information:
   Interest
     capitalization --
     net investment
     income.............. $ (14.3) $ (17.6) $   (21.1)
   Interest
     capitalization --
     bond purchases......   (14.3)   (17.6)     (21.1)
   Securities exchanged
     -- bond proceeds....  (143.2)   (94.6)    (123.5)
   Securities exchanged
     -- bond purchases...  (143.2)   (94.6)    (123.5)
   Tax sharing agreement
     transfer of taxes
     payable -- taxes
     paid................    (3.9)    (8.1)      (3.9)
   Tax sharing agreement
     transfer of taxes
     payable -- stock
     proceeds............  (231.0)    (8.1)      (3.9)
   Tax sharing agreement
     transfer of taxes
     payable -- stock
     purchases...........  (330.3)      --         --
   Tax sharing agreement
     transfer of taxes
     payable -- special
     tax allocation
     agreement...........  (103.2)      --         --
   Rivermont account
     value adjustment --
     benefits and loss
     related.............
   payments..............   (27.5)      --         --
   Rivermont account
     value adjustment --
     stock purchases.....   (27.5)      --         --
   Transfer from bonds
     to other invested
     assets -- bonds.....      --     (4.0)        --
   Transfer from bonds
     to other invested
     assets -- other
     invested assets.....      --     (4.0)        --
   Reinsurance treaties
     -- premiums.........      --    (36.2)   2,601.2
   Reinsurance treaties
     -- commissions......      --   (207.1)  (2,543.2)
   Reinsurance treaties
     -- bond purchases...      --   (177.3)        --
   Reinsurance treaties
     -- mortgage loan
     purchases...........      --    (48.7)        --
   Reinsurance treaties
     -- contract loans...      --     14.9         --
   Reinsurance treaties
     -- stock purchases..      --       --         --
   Reinsurance treaties
     -- benefits and
     loss related
     payments............      --       --      318.1
   Reinsurance treaties
     -- miscellaneous
     income..............      --       --      100.0
   Transfer of bonds to
     Separate Accounts...      --       --       (8.3)
   Transfer of bonds
     from Separate
     Accounts............      --       --        7.5
   Transfer of bonds to
     Separate Accounts...      --       --       (8.3)
   Transfer of bonds
     from Separate
     Accounts............      --       --        7.5
   Transfer of bonds to
     affiliates..........      --       --     (276.1)
   Transfer of bonds
     from affiliates.....      --       --       (1.3)
   Transfer of bonds
     from affiliates.....      --       --        1.3


           See accompanying notes to statutory financial statements.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                    Notes to Statutory Financial Statements
                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

(1)Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies

  (a) Corporate Structure

   Genworth Life and Annuity Insurance Company (the "Company" or "GLAIC") is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company ("GLIC"), which is wholly-owned by Genworth North America Corporation ("GNA"), which is indirectly wholly-owned by Genworth Financial, Inc. ("Genworth").

   The following are the Company's direct subsidiaries with percentage of ownership listed as of December 31, 2018:

                                                                  2018
                                                                 -----
         Jamestown Life Insurance Company ("JLIC").............. 100.0%
         River Lake Insurance Company VI ("RLIC VI")............ 100.0
         River Lake Insurance Company VII ("RLIC VII").......... 100.0
         River Lake Insurance Company VIII ("RLIC VIII")........ 100.0
         River Lake Insurance Company IX ("RLIC IX")............ 100.0
         River Lake Insurance Company X ("RLIC X").............. 100.0
         Rivermont Life Insurance Company I ("Rivermont")....... 100.0
         GNWLAAC Real Estate Holding, LLC ("GNWLAAC RE")........ 100.0
         Newco Properties, Inc. ("Newco")....................... 100.0
         Genworth Life Insurance Company of New York ("GLICNY").  34.5

   As of December 31, 2018, the Company also owns 100% of the common stock of Assigned Settlement Inc. ("ASI"), which is fully nonadmitted.

   The Company's direct subsidiaries previously included River Lake Insurance Company ("RLIC"), River Lake Insurance Company II ("RLIC II") and River Lake Insurance Company IV Limited ("RLIC IV"). RLIC and RLIC II were dissolved on April 11, 2016. RLIC IV was dissolved on December 1, 2016.

   On October 21, 2016, Genworth entered into an agreement and plan of merger (the "Merger Agreement") with Asia Pacific Global Capital Co., Ltd. ("Parent"), a limited liability company incorporated in the People's Republic of China and a subsidiary of China Oceanwide Holdings Group Co., Ltd., a limited liability company incorporated in the People's Republic of China (together with its affiliates, "China Oceanwide"), and Asia Pacific Global Capital USA Corporation ("Merger Sub"), a Delaware corporation and an indirect, wholly-owned subsidiary of Asia Pacific Insurance USA Holdings LLC ("Asia Pacific Insurance"), which is a Delaware limited liability company and owned by China Oceanwide, pursuant to which, subject to the terms and conditions set forth therein, Merger Sub would merge with and into Genworth with Genworth surviving the merger as an indirect, wholly-owned subsidiary of Asia Pacific Insurance (the "Merger").

   Genworth and China Oceanwide continue to work towards satisfying the closing conditions of the Merger as soon as possible. In December 2018 and January 2019, Genworth received the remaining approvals from its U.S. domestic insurance regulators. These approvals had multiple conditions, including but not limited to, the Merger being consummated without the purchase of the Company from GLIC by a Genworth intermediate holding company, which had been initially proposed and which Genworth refers to as the "GLAIC unstacking." Genworth's U.S. domestic regulatory approvals included the approval from the Delaware Department of Insurance (the "Delaware Department"). Genworth and China Oceanwide worked with the Delaware Department and other regulators to obtain approval of the Merger without the GLAIC unstacking throughout the second half of 2018. As part of the Delaware Department approval, Genworth and China Oceanwide agreed, following the Merger, Genworth Holdings, Inc. ("Genworth Holdings") will contribute $175.0 to GLIC, which was previously committed by Genworth to be used as partial consideration for the GLAIC unstacking. The $175.0 will be contributed in three equal

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

tranches, with the first contribution completed by the end of March 2019, the second contribution completed by the end of September 2019 and the final contribution completed by the end of January 2020. In addition, at or before the closing of the Merger, the Company will purchase from GLIC an intercompany note with a principal amount of $200.0. This intercompany note was issued by Genworth Holdings to GLIC, with Genworth Holdings obligated to pay the principal amount on the maturity date of March 2020. The purchase price will be at fair value, but not less than $200.0. No changes will be made to the existing terms of the intercompany note, other than Genworth Holdings will now pay the Company the principal amount of the note at maturity.

   On March 14, 2019, Genworth, Parent and Merger Sub entered into a ninth waiver and agreement ("Ninth Waiver and Agreement") pursuant to which Genworth and Parent each agreed to waive until April 30, 2019 its right to terminate the Merger Agreement and abandon the Merger in accordance with the terms of the Merger Agreement. The Ninth Waiver and Agreement extended the eighth waiver and agreement extension deadline of March 15, 2019 to allow additional time for the remaining regulatory approval and clearance processes. Given closing of the transaction extended past March 31, 2019, timing of the initial tranche of the $175.0 post-closing capital commitment to GLIC from Genworth Holdings will need to be adjusted.

  (b) Nature of Business

   The Company is one of a number of subsidiaries of Genworth that provides insurance, investment and financial solutions. The Company's principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant's lifetime or the longer of a defined number of years or the annuitant's lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products. This decision resulted in the suspension of the Company's offerings for traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business.

   The Company also has non-strategic products which have not been actively sold since 2011, but it continues to service its existing blocks of business. The Company's non-strategic products include variable annuities, variable life insurance, group variable annuities offered through retirement plans and institutional products. Institutional products consist of funding agreements and previously included funding agreements backing notes ("FABNs"). Most of its variable annuities include guaranteed minimum death benefits ("GMDBs"). Some of the Company's group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWBs") and certain types of guaranteed annuitization benefits.

   The Company previously distributed its products through an extensive network of independent brokerage general agencies throughout the United States and through financial intermediaries, insurance marketing organizations, independent broker/dealers, select banks and national brokerage and financial firms.

  (c) Basis of Presentation

   The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the "Virginia Bureau"). These prescribed statutory accounting practices ("SAP") include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), including Statements of Statutory Accounting Principles ("SSAP"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no permitted accounting practices that vary from prescribed accounting. However, certain of the Company's subsidiaries have such permitted practices granted by their respective state of domicile as described in Note 2(b).

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

  (d) Differences Between SAP and U.S. GAAP

   The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles ("U.S. GAAP"), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include:

  . Investments in bonds and preferred stocks are generally carried at amortized cost under SAP. Under U.S. GAAP, investments in bonds and preferred stocks, other than those classified as held to maturity, are carried at fair value with changes recorded in accumulated other comprehensive income (loss) in the balance sheet if classified as available-for-sale securities or in the income statement if classified as trading securities.

  . The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss).

  . Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net loss.

  . Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and net income is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge ("non-qualifying derivatives") are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives' impact on operations is limited to payments and receipts of periodic coupons.

  . Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative.

  . Interest Maintenance Reserve ("IMR") represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP.

  . Asset Valuation Reserve ("AVR") represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.

  . Certain assets, principally furniture, equipment, prepaid expenses, agents' balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.

  . Intangible assets such as present value of future profits and other adjustments, resulting from the Company's acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  . Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned statutory surplus. Under U.S. GAAP, a provision is established for uncollectible reinsurance balances with any changes to this provision reflected in operations for the period.

  . Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance ("LTC") are based on morbidity assumptions derived from the Company's experience. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders' contracts, with an additional reserve for certain guaranteed benefits.

  . Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.

  . Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.

  . Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized over either the expected premium paying period or the expected gross profits.

  . Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net loss.

  . Under SAP, premiums of universal life insurance and deferred annuity contracts including policy charges are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.

  . Under SAP, Federal income taxes are provided for in the Company's estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax assets ("DTA") and deferred tax liabilities ("DTL") are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP.

  . The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net loss and cash from operations.

  . SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (e) Recognition of Revenue and Related Expenses

   Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred.

  (f) Investments

   Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. In applying the retrospective adjustment method, the Company elected to use the book value as of January 1, 1994 as the cost for securities purchased prior to January 1, 1994 where historical cash flows are not readily available. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates. There were no nonadmitted amounts related to bond holdings as of December 31, 2018 and 2017.

   Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated ("SCA") insurance companies are carried at the Company's proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid.

   Investments in preferred stocks are carried at cost, except where the NAIC designation is four or below and the fair value has fallen below amortized cost, in which case it is carried at fair value.

   Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents. See Note 1(u).

   The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments ("OTTI"). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an amount below its carrying value, or it is probable that the Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security's carrying value and its fair value.

   For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value.

   In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

   Investments in real estate are stated at depreciated cost. As of December 31, 2018 and 2017, the Company's investment in real estate consisted of properties occupied by the Company of $12.1 and $10.8, respectively. On October 16, 2018, the Company sold land located in Lynchburg, Virginia to the City of Lynchburg for a purchase price of $0.2. As a result of the sale, the Company recorded a de minimis gain.

   Newco, a noninsurance subsidiary, owns certain properties occupied by the Company and its affiliates.

   Mortgage loans are stated at principal amounts outstanding, net of premium and discount amortization. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms.

   GNWLAAC RE, a noninsurance subsidiary, owns certain mortgage loans contributed by the Company. The transfers are recorded at the lower of book value or fair value at the date of transfer.

   Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

   Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss).

   Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds and preferred stocks carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

   The Company participates in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. The collateral is re-invested in bonds and short-term investments, which are carried at amortized cost.

   Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (g) Fair Value Measurements

   The Company holds certain long-term bonds, common stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

   Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   The valuation of interest rate swaps is determined using an income approach. The primary input into the valuation represents the forward interest rate swap curve, which is generally considered an observable input, and results in the derivative being classified as Level 2.

   For single name credit default swaps, an income approach is used to determine fair value based on using current market information for the credit spreads of the reference entity, which is considered observable inputs based on the reference entities of derivatives and results in these derivatives being classified as Level 2.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

   The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

   The valuation of equity return swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and underlying equity index values, which are generally considered observable inputs, and results in the derivative being classified as Level 2.

   The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 and 3 pricing, as defined above.

  (h) Investment Income Due and Accrued

   Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2018 and 2017, the Company's nonadmitted investment income due and accrued was zero.

  (i) Nonadmitted Assets

   Certain assets, principally furniture, equipment, agents' debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus.

  (j) Aggregate Reserves and Liability for Deposit-Type Contracts

   Policy reserves on annuity and supplementary contracts are calculated using the Commissioners' Annuity Reserve Valuation Method, except variable annuities which use the Commissioners' Annuity Reserve Valuation Method for Variable Annuities. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.

   Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner's Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts' characteristics and their issue year.

   Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law.

   Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders' contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

  (k) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided.

  (l) Interest Maintenance Reserve

   IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into loss on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called.

  (m) Asset Valuation Reserve

   AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.

  (n) Federal Income Taxes

   The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned funds (surplus) in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company's assessment of the realizability of such amounts.

  (o) Reinsurance

   Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

   A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in funds held under reinsurance treaties with unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

   Policy and contract liabilities ceded have been reported as reductions to the related reserves.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (p) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b).

  (q) Electronic Data Processing ("EDP") Equipment and Software

   EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2018 and 2017, EDP equipment and operating software and non-operating software totaled $10.0 and $11.4, respectively. For the years ended December 31, 2018, 2017 and 2016 total depreciation expense for EDP equipment and operating software and non-operating software was $5.7, $8.0, and $10.4, respectively. Of these amounts, $0.3, $0.2 and $0.4 were related to EDP equipment and operating software as of December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018 and 2017, total accumulated depreciation totaled $123.1 and $118.8, respectively, inclusive of $0.5 in each year related to EDP equipment and operating software.

  (r) Derivative Instruments

   Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus.

   The Company uses interest rate swaps, equity index options, equity return swaps, credit default swaps and financial futures for hedging. Interest rate swaps and interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. Equity index options, equity futures, and equity return swaps are used to hedge the equity market risks that are part of some of the Company's annuity liabilities. The Company sells protection under single name credit default swaps in combination with purchasing other investments to reproduce investment characteristics of similar investments based on the credit quality and term of the credit default swap.

   The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   Interest rate swaps that qualify for hedge accounting and certain credit default swaps used in replication transactions are carried at amortized cost while non-qualifying interest rate swaps, and credit default swaps are carried at fair value with changes in fair value recorded in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination.

  (s) Experience Refunds

   Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (t) Going Concern

   As of December 31, 2018, the Company's management does not have any doubts about the Company's ability to continue as a going concern.

  (u) Accounting Changes

   In February 2018, the NAIC's Statutory Accounting Principles Working Group ("SAPWG") issued guidance on accounting for the Tax Cuts and Jobs Act ("TCJA") regarding a limited scope exception to SSAP No. 9, Subsequent Events. In this guidance, the SAPWG adopted many of the provisions issued by the U.S. Securities Exchange Commission in Staff Accounting Bulletin 118 with regard to estimates under the TCJA. For items under the TCJA that are complete, the Company reflected the income tax effects in its 2017 statutory financial statements. Reasonable estimates updated and/or established after the issuance of the 2017 statutory financial statements but before the issuance of the year end 2017 audited statutory financial statements, were not recognized as Type I subsequent events. Instead, these changes, as well as future changes in estimates shall be recognized as a change in accounting estimate, pursuant to SSAP No. 3, Accounting Changes and Corrections of Errors, when the information necessary to update the estimate becomes available. In May 2018, the NAIC adopted revisions to SSAP No. 101 which were effective upon adoption. See Note 6 for additional discussion.

   In November 2017, the NAIC adopted substantive revisions to SSAP No. 100R, Fair Value, which were effective on January 1, 2018 and applied on a prospective basis. These revisions allow the use of net asset value ("NAV") per share as a practical expedient for fair value and added disclosures to identify assets valued using NAV. These revisions did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 13.

   In August 2017, the NAIC adopted modifications to SSAP No. 1, Accounting Policies, Risks & Uncertainties, and Other Disclosures, which were effective upon adoption and applied on a prospective basis. These modifications clarify that cash equivalents and short-term investments are reported in the restricted asset disclosures. These modifications did not have an impact on the Company's financial statements or disclosures.

   In April 2017, the NAIC adopted modifications to SSAP No. 30, Unaffiliated Common Stock, SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, and SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities as they relate to ASU 2016-07, Simplifying the Transition to the Equity Method of Accounting, which were effective on January 1, 2017 and applied on a prospective basis. These modifications included the definition of control and provided guidance as to when an investment qualified (or no longer qualifies) for the equity method of accounting. These modifications further specified that when the level of investment in a SCA entity fell below the level of control, defined as the possession, directly or indirectly, of the power to direct or cause the direction of the management and policies of the investee in SSAP No. 97, the reporting entity should discontinue the use of the equity method of accounting. When an entity becomes qualified to use the equity method of accounting, the entity should add the cost of acquiring the additional interest in the investee to the current basis of the previously held interest and apply the equity method of accounting, prospectively. The Company has adopted these modifications, which did not have an impact on the Company's financial statements.

   In June 2017, the NAIC adopted modifications to SSAP No. 37, which were effective upon adoption and applied on a prospective basis. These modifications clarify that a reporting entity providing a mortgage loan as a "participant in a mortgage loan agreement," should consider the mortgage loan in the scope of SSAP No. 37. Specifically, in addition to mortgage loans directly originated, a mortgage loan also includes mortgages acquired through assignment, syndication or participation. These modifications also clarify the impairment assessment and incorporate new disclosures for these types of mortgage loans to identify mortgage loans in which the insurer is a participant or co-lender. These modifications did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 2(c).

   In March 2017, the NAIC adopted revisions to SSAP No. 35R, Guaranty Fund and Other Assessments, which were effective on January 1, 2017 and applied on a prospective basis. The revisions allow for the discounting of liabilities for

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

guaranty funds and the related assets recognized from accrued and paid liability assessments from insolvencies of entities that wrote LTC contracts and required new disclosures. These revisions did not have an impact on the Company's financial statements; however, additional disclosures were included in Note 7.

   In December 2016, the NAIC adopted substantive revisions to SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments, which were effective on December 31, 2017 and applied on a prospective basis. These revisions reclassified money market mutual funds from short-term investments to cash equivalents and required that money market mutual funds be valued at fair value or net asset value as a practical expedient. These revisions did not have a significant impact on the Company's capital and surplus, with the only impact being the exclusion of money market mutual funds from the calculation of AVR under the revised guidance.

   In November 2016, the NAIC adopted modifications to SSAP No. 56, Separate Accounts, which were effective on December 31, 2017 and applied on a prospective basis. These revisions removed disclosures related to total maximum guarantees. These modifications did not have an impact on the Company's financial statements; however, disclosures were removed from Note 10.

   In June 2016, the NAIC adopted SSAP No. 103R, Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, which were effective on January 1, 2017 and applied on a prospective basis. These modifications added accounting guidance for short sales and required new disclosures about short sale transactions. This adoption did not have an impact on the Company's financial statements.

   In August 2016, the NAIC adopted substantive revisions to SSAP No. 51R, Life Contracts, to incorporate references to the Valuation Manual and to facilitate the implementation of Principle-Based Reserves, which were effective on January 1, 2017. For life insurance policies issued during 2017 through 2019, the first three years following the operative date of the Valuation Manual, the Valuation Manual allows companies to continue using the current reserve methodologies. The Company elected the three-year phased in approach with the first year of impact in the financial statements for the year ending
December 31, 2020; therefore, there was no impact on the Company's financial statements in 2017 or 2018.

   In June 2016, the NAIC adopted modifications to SSAP No. 26R, Bonds, and SSAP No. 43R, Loan-backed and Structured Securities, which were effective on January 1, 2017 and applied on a prospective basis. These modifications clarified that the amount of prepayment penalties or acceleration fees reported as investment income should equal the total proceeds received less the par value of the investment; and any difference between the carrying value and the par value at the time of disposal should be reported as realized capital gains and losses. These modifications also added specific disclosures related to securities sold, redeemed or otherwise disposed of as a result of a callable feature. These modifications did not have a significant impact on the Company's financial statements; however, additional disclosures were included in Note 2(e).

   In April 2016, the NAIC adopted substantive revisions to SSAP No. 41R, Surplus Notes, which were effective on January 1, 2017 and applied on a prospective basis. These revisions required that the surplus notes with a designation equivalent to NAIC 1 or NAIC 2 be reported at amortized cost and all other surplus notes be reported at the lesser of amortized cost or fair value. The revisions also incorporated guidance to clarify when surplus notes shall be nonadmitted, have an unrealized loss, and undergo an OTTI assessment. These revisions did not have an impact on the Company's financial statements.

  (v) Correction of Error

   During 2017, the Company recorded a prior period correction related to Actuarial Guideline 38 ("AG38") part 8D reserves for lapse assumptions on certain of its universal life insurance products with secondary guarantees. To record this correction, the Company increased the aggregate reserves for life contracts by $17.2 and net deferred tax assets by $6.0, with an offsetting decrease of $11.2 to unassigned surplus as of January 1, 2017, in accordance with SSAP No. 3.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(2)Investments

  (a) Bonds and Preferred and Common Stocks

   As of December 31, 2018 and 2017, the carrying value, gross unrealized gains and losses, and fair value of the Company's bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

                                                2018
                          -------------------------------------------------------
                                       Gross              Gross
                                    unrealized gains unrealized losses
                                    ---------------- ----------------
                          Carrying   Not               Not
                           value     OTTI     OTTI     OTTI     OTTI   Fair value
                          ---------  ------   ----   -------   -----   ----------
Bonds:
   U.S. government and
     U.S. government
     agencies............ $   611.0 $ 84.3    $ --   $  (6.7)  $  --   $   688.6
   All other governments.     118.9    8.4      --      (1.7)     --       125.6
   States, territories,
     and possessions.....     153.5   15.5      --      (0.2)     --       168.8
   Special revenue and
     special assessment
     obligations.........     361.7   39.3      --      (1.0)     --       400.0
   Industrial and
     miscellaneous.......   7,800.8  284.9      --    (247.8)     --     7,837.9
   Residential
     mortgage-backed.....     847.9   56.5     0.5      (6.5)     --       898.4
   Commercial
     mortgage-backed.....     820.8    8.8      --     (18.7)     --       810.9
   Other asset-backed
     structured
     securities..........     538.5    2.8      --      (4.6)     --       536.7
   Hybrids...............      75.9    0.8      --      (3.3)   (0.9)       72.5
                          ---------  ------    ----  -------   -----   ---------
       Total bonds.......  11,329.0  501.3     0.5    (290.5)   (0.9)   11,539.4
Preferred and common
  stocks -- nonaffiliates      70.5    0.6      --      (2.2)     --        68.9
                          ---------  ------    ----  -------   -----   ---------
   Total bonds and
     preferred and
     common stocks....... $11,399.5 $501.9    $0.5   $(292.7)  $(0.9)  $11,608.3
                          =========  ======    ====  =======   =====   =========

                                                2017
                          -------------------------------------------------------
                                       Gross              Gross
                                    unrealized gains unrealized losses
                                    ---------------- ----------------
                          Carrying   Not               Not
                           value     OTTI     OTTI     OTTI     OTTI   Fair value
                          ---------  ------   ----   -------   -----   ----------
Bonds:
   U.S. government and
     U.S. government
     agencies............ $   715.0 $117.8    $ --   $  (0.9)  $  --   $   831.9
   All other governments.     144.7   18.4      --      (0.5)     --       162.6
   States, territories,
     and possessions.....     185.3   23.7      --      (0.2)     --       208.8
   Special revenue and
     special assessment
     obligations.........     383.0   52.7      --      (0.2)     --       435.5
   Industrial and
     miscellaneous.......   7,264.2  647.2      --     (23.0)     --     7,888.4
   Residential
     mortgage-backed.....   1,093.7   76.9     1.0      (2.7)     --     1,168.9
   Commercial
     mortgage-backed.....     927.5   23.7     0.7      (8.1)     --       943.8
   Other asset-backed
     structured
     securities..........     469.9    3.4      --      (0.9)     --       472.4
   Hybrids...............      94.9    9.4     1.1      (0.9)     --       104.5
                          ---------  ------    ----  -------   -----   ---------
       Total bonds.......  11,278.2  973.2     2.8     (37.4)     --    12,216.8
Preferred and common
  stocks -- nonaffiliates      62.6    2.6      --        --      --        65.2
                          ---------  ------    ----  -------   -----   ---------
   Total bonds and
     preferred and
     common stocks....... $11,340.8 $975.8    $2.8   $ (37.4)  $  --   $12,282.0
                          =========  ======    ====  =======   =====   =========

   Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis. Furthermore, there were no significant unrealized losses on bonds with a NAIC designation of six where carrying value equals fair value as of December 31, 2018 and 2017.

   As of December 31, 2018, the scheduled contractual maturity distribution of the bond portfolio was as follows:

                                                          2018
                                                -------------------------
                                                Carrying value Fair value
                                                -------------- ----------
      Due in one year or less..................   $   182.7    $   183.8
      Due after one year through five years....     1,516.2      1,535.6
      Due after five years through ten years...     2,052.8      2,042.9
      Due after ten years......................     5,370.1      5,531.1
                                                  ---------    ---------
         Subtotals.............................     9,121.8      9,293.4
      Residential mortgage-backed..............       847.9        898.4
      Commercial mortgage-backed...............       820.8        810.9
      Other asset-backed structured securities.       538.5        536.7
                                                  ---------    ---------
         Totals................................   $11,329.0    $11,539.4
                                                  =========    =========

   Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

   As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.7 as of December 31, 2018 and 2017.

   As of December 31, 2018 and 2017, approximately 68.9% and 64.4%, respectively, of the Company's long-term bond portfolio was composed of security issues in the industrial and miscellaneous category. The vast majority of which are rated investment grade and are senior secured bonds. The Company's portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

   As of December 31, 2018 and 2017, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus.

   The credit quality mix of the bond portfolio as of December 31, 2018 and 2017 was as follows. The quality ratings represent NAIC designations.

                                            2018              2017
                                      ----------------  ----------------
                                      Carrying          Carrying
                                       value    Percent  value    Percent
                                      --------- ------- --------- -------
       Class 1 -- highest quality.... $ 6,043.3   53.3% $ 6,696.4   59.4%
       Class 2 -- high quality.......   4,816.3   42.5    4,068.4   36.1
       Class 3 -- medium quality.....     428.2    3.8      463.1    4.1
       Class 4 -- low quality........      40.0    0.4       49.1    0.4
       Class 5 -- lower quality......       1.0     --        1.0     --
       Class 6 -- in or near default.       0.2     --        0.2     --
                                      ---------  -----  ---------  -----
          Totals..................... $11,329.0  100.0% $11,278.2  100.0%
                                      =========  =====  =========  =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor's Financial Services LLC ("S&P") or Moody's Investors Service, Inc. ("Moody's"), are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default).

   There were no bonds in default as of December 31, 2018 and 2017.

  (b) Common Stocks of Affiliates

   The Company's investment in common stocks of affiliates as of December 31, 2018 and 2017 included its proportionate ownership percentage as disclosed in
Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company's insurance company subsidiaries as of and for the years ended December 31, 2018, 2017 and 2016:

                           GLICNY     JLIC   Rivermont RLIC VI  RLIC VII RLIC VIII RLIC IX RLIC X
                          --------  -------- --------- -------  -------- --------- ------- ------
2018
Total admitted assets.... $7,664.4   $128.3   $606.8   $ 270.0   $156.7   $333.6   $255.7  $246.6
Total liabilities........  7,430.6     67.7    486.5     252.6    141.7    302.9    241.7   227.3
Total capital and surplus    233.8     60.6    120.3      17.4     15.0     30.7     14.0    19.3
Net income (loss)........    (56.0)     4.9     (1.3)    547.9     (0.7)    (2.8)   528.8   447.8

2017
Total admitted assets.... $7,985.9   $128.7   $594.3   $ 863.9   $169.4   $321.8   $822.9  $703.0
Total liabilities........  7,697.5     68.8    471.7     831.8    151.7    290.2    809.0   676.1
Total capital and surplus    288.4     59.9    122.6      32.1     17.7     31.6     13.9    26.9
Net income (loss)........   (168.1)    (0.6)    (8.1)    (10.1)    13.8      8.0      4.6   (44.1)

2016
Total admitted assets.... $8,495.5   $125.5   $569.4   $ 856.6   $184.9   $309.6   $832.8  $617.5
Total liabilities........  8,014.3     65.0    440.7     810.8    177.2    280.0    811.5   576.5
Total capital and surplus    481.2     60.5    128.7      45.8      7.7     29.6     21.3    41.0
Net income (loss)........    (19.9)    25.1    (12.2)   (182.2)   (56.6)   (91.7)     3.3   (63.7)

                           RLIC*    RLIC II* RLIC IV**
                          --------  -------- ---------
2016
Total admitted assets.... $     --   $   --   $   --
Total liabilities........       --       --       --
Total capital and surplus       --       --       --
Net income (loss)........    983.1    790.6     55.4

--------
*  Net income prior to dissolution on April 11, 2016.
** Net income prior to dissolution on December 1, 2016.

   As of December 31, 2018 and 2017, the Company's investment in Rivermont was zero as the entity had an unassigned deficit (excluding surplus notes outstanding). Rivermont has no permitted practices. See Note 8 for additional information.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   RLIC VII and RLIC VIII were granted a permitted practice from the Vermont Department of Financial Regulation (the "Vermont Department") to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserves held by RLIC VII and RLIC VIII flows through special surplus funds, rather than through RLIC VII and RL VIII's unassigned deficit. As of December 31, 2018 and 2017, the Company carried its investments in RLIC VII and RLIC VIII at zero as these entities had an unassigned deficit, excluding the special surplus funds.

   Effective June 1, 2018, RLIC VI was granted a permitted practice by the Delaware Department pursuant to carry its reserves on a U.S. GAAP basis, pursuant to Title 18, Section 6907 and 6962 of the Delaware Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC VI will flow through special surplus funds, rather than through RLIC VI's unassigned deficit. Prior to June 1, 2018, RLIC VI had been granted a permitted practice to record an excess of loss ("XOL") reinsurance agreement with The Canada Life Assurance Company ("Canada Life") and the Company as a gross admitted asset (the "RLIC VI XOL Coverage Amount") and as paid in surplus thereby including such amounts in RLIC VI's statutory surplus. The RLIC VI XOL Coverage Amount was equal to the lesser of the excess of total reserves under NAIC SAP less the qualified reserves (an amount agreed upon by the Company, the Virginia Bureau and the Delaware Department), or $600.0 minus the balance of any unreimbursed payments previously made by Canada Life under this XOL reinsurance agreement. RLIC VI was not permitted to record any deferred tax amounts that might otherwise have been required by SSAP
No. 101 related to the RLIC VI XOL Coverage Amount. Effective June 1, 2018, RLIC VI withdrew this permitted practice and no longer recognizes the RLIC VI XOL Coverage Amount as an admitted asset and as paid in surplus. As of December 31, 2018 and 2017, the Company carried its investment in RLIC VI at zero as the entity had an unassigned deficit, excluding the special surplus funds as of December 31, 2018 and the XOL asset as of December 31, 2017.

   Effective January 1, 2018, RLIC IX was granted a permitted practice from the Vermont Department to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC IX will flow through special surplus funds, rather than through RLIC IX's unassigned deficit. Prior to January 1, 2018, RLIC IX had been granted a permitted practice from the Vermont Department to record an XOL reinsurance agreement with Canada Life as a gross admitted asset (the "RLIC IX XOL Coverage Amount") and as paid in surplus thereby including such amounts in RLIC IX's statutory surplus. The RLIC IX XOL Coverage Amount was equal to the lesser of the excess of total reserves under NAIC SAP less the qualified reserves (an amount agreed upon by the Company, the Virginia Bureau and the Vermont Department), or $620.0 minus the balance of any unreimbursed payments previously made by Canada Life under this XOL reinsurance agreement. RLIC IX was not permitted to record any deferred tax amounts that might otherwise have been required by SSAP No. 101 related to the RLIC IX XOL Coverage Amount. Effective January 1, 2018, RLIC IX withdrew this permitted practice and no longer recognizes the RLIC IX XOL Coverage Amount as an admitted asset and as paid in surplus. As of December 31, 2018 and 2017, the Company carried its investment in RLIC IX at zero as the entity had an unassigned deficit, excluding the special surplus funds as of December 31, 2018 and the XOL asset as of December 31, 2017.

   Effective January 1, 2018, RLIC X was granted a permitted practice from the Vermont Department to carry their reserves on a U.S. GAAP basis, pursuant to section 6048K(a)(2) of the Vermont Insurance Code. In addition, the difference between reserves under NAIC SAP and the permitted practice reserve held by RLIC X will flow through special surplus funds, rather than through RLIC X's unassigned deficit. Prior to January 1, 2018, RLIC X had been granted a permitted practice from the Vermont Department to record an XOL reinsurance agreement with Hannover Life Reassurance Company of America ("Hannover") as a gross admitted asset (the "RLIC X XOL Coverage Amount") and as paid in surplus thereby including such amounts in RLIC X's statutory surplus. The RLIC X XOL Coverage Amount was equal to the lesser of the excess of total reserves under NAIC SAP less the qualified reserves (an amount agreed upon by the Company, the Virginia Bureau and the Vermont Department), or $900.0 minus the balance of any unreimbursed payments previously made by Hannover under this XOL reinsurance agreement. RLIC X was not permitted to record any deferred tax amounts that might otherwise have been required by SSAP No. 101 related to the RLIC X XOL Coverage Amount. Effective January 1, 2018,

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

RLIC X withdrew this permitted practice and no longer recognizes the RLIC X XOL Coverage Amount as an admitted asset and as paid in surplus. As of December 31, 2018 and 2017, the Company carried its investment in RLIC X at zero as the entity had an unassigned deficit, excluding the special surplus funds as of December 31, 2018 and the XOL asset as of December 31, 2017.

   The Company has an investment in Newco which is audited and fully admitted at U.S. GAAP equity, adjusted for goodwill, in common stock affiliates. As of December 31, 2018 and 2017, the Company's investment in Newco was $39.2 and $37.2, respectively, of which $3.8 and $4.8, respectively, was statutory goodwill. The goodwill is being amortized over 10 years in accordance with SSAP No. 97. The amount amortized for the years ended December 31, 2018, 2017 and 2016 was $1.0 in each year.

   As of December 31, 2018 and 2017, the Company also had an investment of $4.3 and $5.3, respectively, in a downstream noninsurance holding company, GNWLAAC RE, included in other invested assets. GNWLAAC RE is audited and fully admitted at U.S. GAAP equity.

  (c) Mortgage Loans

   As of December 31, 2018 and 2017, the Company's mortgage loan portfolio consisted of 445 and 461, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for mortgage loans during 2018 were 5.8% and 4.1%, respectively. All of the mortgage loans were current as of December 31, 2018 and 2017.

   The Company's mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization.

   The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2018 and 2017:

                                         2018                2017
                                  ------------------  ------------------
                                  Carrying Percent of Carrying Percent of
      Property type                value     total     value     total
      -------------               -------- ---------- -------- ----------
      Retail..................... $  680.4    36.4%   $  637.6    35.9%
      Industrial.................    534.6    28.6       505.9    28.5
      Office.....................    438.1    23.5       411.7    23.2
      Apartments.................    119.7     6.4       120.6     6.8
      Mixed use..................     50.6     2.7        54.4     3.1
      Other......................     43.8     2.4        45.2     2.5
                                  --------   -----    --------   -----
         Total principal balance. $1,867.2   100.0%   $1,775.4   100.0%
                                  ========   =====    ========   =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                         2018                2017
                                  ------------------  ------------------
                                  Carrying Percent of Carrying Percent of
      Geographic region            value     total     value     total
      -----------------           -------- ---------- -------- ----------
      South Atlantic............. $  491.6    26.3%   $  478.0    26.9%
      Pacific....................    452.3    24.2       453.7    25.6
      Middle Atlantic............    214.4    11.5       200.3    11.3
      West North Central.........    186.6    10.0       181.4    10.2
      East North Central.........    149.1     8.0       143.8     8.1
      Mountain...................    133.3     7.1        97.4     5.5
      West South Central.........     89.5     4.8        76.2     4.3
      East South Central.........     85.1     4.6        87.6     4.9
      New England................     65.3     3.5        57.0     3.2
                                  --------   -----    --------   -----
         Total principal balance. $1,867.2   100.0%   $1,775.4   100.0%
                                  ========   =====    ========   =====

   Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2018 and 2017. The Company had no impaired loans as of December 31, 2018 and 2017.

   The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2018 and 2017:

                                     2018                        2017
                          --------------------------  --------------------------
                                  Commercial                  Commercial
                          --------------------------  --------------------------
                          Insured All Other   Total   Insured All Other   Total
                          ------- --------- --------  ------- --------- --------
Recorded investment (All)
   Current (less than 30
     days past due)......  $ --   $1,867.2  $1,867.2   $ --   $1,775.4  $1,775.4
Interest reduced
   Recorded investment...  $ --   $     --  $     --   $ --   $    1.8  $    1.8
   Number of loans.......    --         --        --     --          2         2
   Percent reduced.......   -- %       -- %      -- %   -- %       0.9%      0.9%
Participant or co-lender
  in a mortgage loan
  agreement
   Recorded investment...  $ --   $   29.3  $   29.3   $ --   $   29.6  $   29.6

   As of December 31, 2018 and 2017, the Company held no farm, mezzanine or residential mortgage loans.

   In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower's liquidity or access to other resources that may result in the Company's expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

   During the years ended December 31, 2018, 2017 and 2016, the Company originated $7.8, $43.4 and $32.0, respectively, in mortgage loans secured by real estate in California. As of December 31, 2018 and 2017, the Company held $286.5 and $301.9, respectively, of mortgages secured by real estate in California, which was 15.3% and 17.0%, respectively, of its total mortgage portfolio.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2018 and 2017:

                                    2018 Average loan-to-value/(1)/
                          ---------------------------------------------------
                                                            Greater
Property type             0%-50%  51%-60% 61%-75% 76%-100% than 100%   Total
-------------             ------  ------- ------- -------- --------- --------
Retail................... $241.3  $171.8  $267.3   $  --     $ --    $  680.4
Industrial...............  249.6    87.8   183.1    14.1       --       534.6
Office...................  107.0   174.4   156.7      --       --       438.1
Apartments...............   56.4    22.1    36.4     4.8       --       119.7
Mixed use................   24.2     7.6    18.8      --       --        50.6
Other....................    7.3    20.2    16.3      --       --        43.8
                          ------  ------  ------   -----     ----    --------
   Total................. $685.8  $483.9  $678.6   $18.9     $ --    $1,867.2
                          ======  ======  ======   =====     ====    ========
Percent of total.........   36.8%   25.9%   36.3%    1.0%     -- %      100.0%
                          ======  ======  ======   =====     ====    ========
Weighted-average debt
  service coverage
  ratio/(2)/.............    2.6     2.5     1.6     1.5       --         2.2
                          ======  ======  ======   =====     ====    ========

--------
/(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                                    2017 Average loan-to-value/(1)/
                          ---------------------------------------------------
                                                            Greater
Property type             0%-50%  51%-60% 61%-75% 76%-100% than 100%   Total
-------------             ------  ------- ------- -------- --------- --------
Retail................... $292.8  $124.1  $220.7    $ --     $ --    $  637.6
Industrial...............  244.3    90.2   169.3     2.1       --       505.9
Office...................  192.8    62.3   156.6      --       --       411.7
Apartments...............   78.1    26.8    10.8     4.9       --       120.6
Mixed use................   27.8    19.7     6.9      --       --        54.4
Other....................   24.4    15.7     5.1      --       --        45.2
                          ------  ------  ------    ----     ----    --------
   Total................. $860.2  $338.8  $569.4    $7.0     $ --    $1,775.4
                          ======  ======  ======    ====     ====    ========
Percent of total.........   48.4%   19.1%   32.1%    0.4%     -- %      100.0%
                          ======  ======  ======    ====     ====    ========
Weighted-average debt
  service coverage
  ratio/(2)/.............    3.3     1.8     1.6     1.1       --         2.5
                          ======  ======  ======    ====     ====    ========

--------
/(1)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2018 and 2017:

                                  2018 Debt service coverage ratio -- fixed rate/(1)/
                          -------------------------------------------------------------------
                          Less than                                     Greater than
Property type               1.00    1.00 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00       Total
-------------             --------- ----------- ----------- ----------- ------------ --------
Retail...................   $ 6.0     $ 38.7      $146.4      $285.7       $203.6    $  680.4
Industrial...............     3.7       29.2        65.8       197.3        238.6       534.6
Office...................    16.9       19.2        35.6       230.5        135.9       438.1
Apartments...............      --       16.9        25.1        25.5         52.2       119.7
Mixed use................     0.2         --         2.9        24.3         23.2        50.6
Other....................    11.3        0.3        16.3         9.2          6.7        43.8
                            -----     ------      ------      ------       ------    --------
   Total.................   $38.1     $104.3      $292.1      $772.5       $660.2    $1,867.2
                            =====     ======      ======      ======       ======    ========
Percent of total.........     2.0%       5.6%       15.6%       41.4%        35.4%      100.0%
                            =====     ======      ======      ======       ======    ========
Weighted-average
  loan-to-value/(2)/.....    51.3%      61.9%       62.6%       59.0%        42.9%       53.9%
                            =====     ======      ======      ======       ======    ========

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                                  2017 Debt service coverage ratio -- fixed rate/(1)/
                          -------------------------------------------------------------------
                          Less than                                     Greater than
Property type               1.00    1.00 - 1.25 1.26 - 1.50 1.51 - 2.00     2.00       Total
-------------             --------- ----------- ----------- ----------- ------------ --------
Retail...................   $ 7.9     $ 60.2      $109.6      $222.0       $237.9    $  637.6
Industrial...............     3.6       17.7        69.3       205.6        209.7       505.9
Office...................    15.5        9.7        50.4        94.1        242.0       411.7
Apartments...............      --        7.7        24.3        31.2         57.4       120.6
Mixed use................     0.4        1.1          --        27.1         25.8        54.4
Other....................      --       12.0          --        13.7         19.5        45.2
                            -----     ------      ------      ------       ------    --------
   Total.................   $27.4     $108.4      $253.6      $593.7       $792.3    $1,775.4
                            =====     ======      ======      ======       ======    ========
Percent of total.........     1.5%       6.1%       14.3%       33.5%        44.6%      100.0%
                            =====     ======      ======      ======       ======    ========
Weighted-average
  loan-to-value/(2)/.....    52.1%      57.6%       59.2%       56.9%        37.0%       48.3%
                            =====     ======      ======      ======       ======    ========

--------
/(1)/Debt service coverage ratio is based on "normalized" annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.
/(2)/Average loan-to-value is based on the Company's most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As of December 31, 2018 and 2017, the Company did not have any floating rate mortgage loans.

  Low Income Housing Tax Credit

   The number of remaining years of unexpired tax credits and the required holding period as of December 31, 2018:

                                                           Required holding
     Fund name                             Remaining years      period
     ---------                             --------------- ----------------
     Alliant EWA Villages II Hawaii, LLC..        6               15
     Centerline Georgia Investor VII, LLC.        4               15
     CCL Missouri Investor III, LLC.......       --               15
     CCL Missouri Investor V, LLC.........       --               15
     Savannah Tax Credit Fund, LLC........       --               15
     WNC Hawaii Tax Credits 36, LP........       --               15

   The low income housing tax credit ("LIHTC") and other tax benefits recognized during the years ending December 31, 2018, 2017 and 2016 were as follows:

         Fund name                              State   2018 2017 2016
         ---------                             -------- ---- ---- ----
         Alliant EWA Villages II Hawaii, LLC.. Hawaii   $0.2 $0.2 $0.2
         Centerline Georgia Investor VII, LLC. Georgia   0.2  0.4  0.4
         CCL Missouri Investor III, LLC....... Missouri  0.1  0.4  0.5
         CCL Missouri Investor V, LLC......... Missouri  0.1  0.2  0.2
         Savannah Tax Credit Fund, LLC........ Georgia   0.1  0.1  0.1
         WNC Hawaii Tax Credit 36, LP......... Hawaii     --  0.1  0.1
                                                        ---- ---- ----
         Total................................          $0.7 $1.4 $1.5
                                                        ==== ==== ====

   The balance of the investment recognized was as follows:

                Fund name                             2018 2017
                ---------                             ---- ----
                Alliant EWA Villages II Hawaii, LLC.. $0.6 $0.6
                Centerline Georgia Investor VII, LLC.   --  0.1
                CCL Missouri Investor III, LLC.......   --   --
                CCL Missouri Investor V, LLC.........   --   --
                Savannah Tax Credit Fund, LLC........   --   --
                WNC Hawaii Tax Credits 36, LP........   --   --
                                                      ---- ----
                Total................................ $0.6 $0.7
                                                      ==== ====

   As of December 31, 2018, there were no LIHTC properties currently subject to any regulatory reviews.

   As of December 31, 2018, the Company's investment in LIHTC was not considered significant and does not exceed 10% of total admitted assets.

   The fair value of the below listed limited partnership funds declined during the year ended December 31, 2018 as follows:

            Description                         Amount of impairment
            -----------                         --------------------
            Alinda Infrastructure Fund I, L.P..         $0.1

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The decline was determined to be other than temporary and the amounts written down were accounted for as realized losses.

  (d) Derivative Instruments

   The Company uses interest rate swaps to reduce risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

   The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange.

   The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

   The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company's annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives Association, Inc ("ISDA") Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option.

   The Company uses over-the-counter equity return swaps to hedge the risk embedded in the Company's annuity liabilities. Under equity return swaps, the Company agrees with other parties to exchange, at specific intervals, the difference between equity index returns and interest amounts calculated by reference to an agreed upon notional principal amount.

   The Company sells protection under single name credit default swaps in combination with purchasing other investments to reproduce investment characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the ISDA. Under these terms, credit default triggers are defined as bankruptcy, failure to pay, or restructuring, if applicable. The Company's maximum exposure to credit loss equals the notional value of the credit default swaps. In the event of default for credit default swaps, the Company is typically required to pay the protection holder the full notional value less a recovery rate determined at auction.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company had no credit default swaps where it sold protection on single name reference entities as of December 31, 2018 as each of the credit default swaps in the table below matured on March 20, 2018. The following table sets forth credit default swaps where the Company sold protection on single name reference entities and the carrying value as of December 31, 2017:

                                                            2017
                                              ---------------------------------
 Reference entity credit rating and maturity  Notional value Assets Liabilities
 -------------------------------------------  -------------- ------ -----------
   A Matures in less than one year...........     $ 5.0       $--       $--
   BBB Matures in less than one year.........       5.0        --        --
                                                  -----       ---       ---
   Total single name credit default swaps....     $10.0       $--       $--
                                                  =====       ===       ===

  Counterparty Risk

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company's maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral.

   The current credit exposure of the Company's derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2018, the counterparties to all of the Company's derivatives had a minimum credit rating of BBB+. As of December 31, 2018 and 2017, the Company held derivative counterparty collateral with fair value of $10.1 and $29.0, respectively.

   The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2018 and 2017:

                                   2018                     2017
                          ----------------------- ------------------------
                          Carrying Fair  Notional Carrying Fair   Notional
Derivative type            value   value  value    value   value   value
---------------           -------- ----- -------- -------- -----  --------
Interest rate swap.......  $  --   $  -- $     --  $  --   $  --  $    4.9
Financial futures........     --      --  1,222.2     --      --   1,104.8
Cross currency swaps.....    0.7     1.2     19.7     --      --        --
Equity index options.....   39.0    39.0  2,628.0   79.6    79.6   2,420.3
Equity return swaps......     --      --       --   (2.0)   (2.0)     75.0
Credit default swaps.....     --      --       --     --      --      10.0
                           -----   ----- --------  -----   -----  --------
   Totals................  $39.7   $40.2 $3,869.9  $77.6   $77.6  $3,615.0
                           =====   ===== ========  =====   =====  ========

   The interest rate swaps, financial futures, equity index options, equity return swaps, and credit default swaps in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2018, 2017 and 2016.

   The Company recorded no unrealized gains or losses as of December 31, 2018 and 2017 resulting from derivatives that no longer qualify for hedge accounting.

   The futures margin account recorded as part of derivative assets was $2.6 and $3.1 as of December 31, 2018 and 2017, respectively.

   The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract.

   Following the downgrades of the Company in 2017 and September 2018, the Company actively responded to any risk to the Company's derivatives portfolio arising from the right of its counterparties to terminate their derivatives transactions with the Company as a result of such downgrade. The Company negotiated with certain derivative counterparties to determine whether they would exercise their rights to terminate the transactions, agree to maintain the transactions with the Company and defer their rights to terminate them or whether they would permit the Company to move the transactions to clearing, subject to available capacity from its clearing agents. Moving forward, the Company's ability to enter into new derivatives transactions may be challenging and remains an active discussion with counterparties.

  (e) Net Investment Income

   For the years ended December 31, 2018, 2017 and 2016, the sources of net investment income of the Company were as follows:

                                              2018    2017    2016
                                             ------  ------  ------
           Bonds............................ $529.4  $534.1  $541.3
           Preferred and common stocks......    3.8    39.5    83.4
           Mortgage loans...................   87.6    84.1    85.8
           Contract loans...................   27.2    32.7    32.2
           Short-term investments...........    5.0     2.6     1.4
           Real estate......................    3.3     3.3     5.3
           Other invested assets............    6.5    10.4     6.8
           Derivative instruments...........   (5.7)  (20.3)    0.4
           Other............................    0.4     0.3     0.4
                                             ------  ------  ------
              Gross investment income.......  657.5   686.7   757.0
           Investment and interest expenses.  (17.7)  (17.5)  (15.4)
                                             ------  ------  ------
              Net investment income......... $639.8  $669.2  $741.6
                                             ======  ======  ======

   The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2018 and 2017 were as follows:

                                                   2018             2017
                                             ---------------- ----------------
                                             General Separate General Separate
                                             account account  account account
                                             ------- -------- ------- --------
  (1) Number of CUSIPS......................    22      --       38      --
  (2) Aggregate amount of investment income.  $2.9     $--     $4.9     $--

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As discussed in Note 1(u), effective January 1, 2017, the NAIC adopted modifications to SSAP No. 26R and SSAP No. 43R which clarified that the amount of prepayment penalties or acceleration fees reported as investment income should equal the total proceeds received less the par value of the investment; and any difference between the carrying value and the par value at the time of disposal should be reported as realized capital gains and losses.

   For the years ended December 31, 2018, 2017 and 2016, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:

                                                                 2018      2017      2016
                                                               --------  --------  --------
Proceeds from sales, maturities or other redemptions of bonds. $1,614.4  $1,605.3  $1,704.2
                                                               ========  ========  ========
Gross realized capital:
   Gains on sales............................................. $  121.8  $  135.8  $  165.0
   Losses on sales............................................   (152.2)   (113.9)   (255.6)
                                                               --------  --------  --------
       Net realized gains (losses) on sales...................    (30.4)     21.9     (90.6)
Impairment losses.............................................     (0.1)     (2.6)     (2.4)
                                                               --------  --------  --------
       Subtotal...............................................    (30.5)     19.3     (93.0)
Federal income tax (provision) benefit........................      1.6       2.2      (7.4)
Transfers to IMR, net of tax..................................     11.7      (8.1)     (7.5)
                                                               --------  --------  --------
       Realized capital gains (losses), net................... $  (17.2) $   13.4  $ (107.9)
                                                               ========  ========  ========

  (f) Impairment of Investment Securities

   The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management's best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period.

   The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists:

  . The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected;

  .  The Company intends to sell a security; or

  . The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

   As of December 31, 2018, the Company had no loan-backed securities which recognized OTTI.

   As of December 31, 2018, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

   While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value.

   The following tables present the gross unrealized losses and fair value of the Company's investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2018 and 2017:

                                                            2018
                              -----------------------------------------------------------------
                                    Less Than 12 Months               12 Months or More
                              -------------------------------- --------------------------------
                                           Gross                            Gross
                                         unrealized Number of             unrealized Number of
Description of securities     Fair value   losses   securities Fair value   losses   securities
-------------------------     ---------- ---------- ---------- ---------- ---------- ----------
Fixed maturity
  securities:
   U.S. governments and
     U.S. government
     agencies................  $   43.4   $  (1.6)       3      $   64.2    $ (5.1)       3
   All other governments.....      50.1      (1.4)      13           8.2      (0.3)       2
   States, territories
     and possessions.........      20.6      (0.2)       4            --        --       --
   Special revenue and
     special assessment
     obligations.............      21.3      (0.6)       7          16.6      (0.4)       3
   Industrial and
     miscellaneous...........   3,389.4    (178.0)     646         676.8     (69.8)     129
   Residential
     mortgage-backed.........     136.9      (2.2)      23         116.8      (4.3)      25
   Commercial
     mortgage-backed.........     226.1      (6.3)      38         180.3     (12.4)      33
   Other asset-backed........     191.0      (4.0)      51          52.1      (0.6)      17
   Hybrids...................      40.6      (2.0)       5           7.8      (2.2)       1
                               --------   -------      ---      --------    ------      ---
Total fixed maturity
  securities.................   4,119.4    (196.3)     790       1,122.8     (95.1)     213
                               --------   -------      ---      --------    ------      ---
Total equity securities......      43.5      (2.2)       7            --        --       --
                               --------   -------      ---      --------    ------      ---
       Total temporarily
         impaired
         securities..........  $4,162.9   $(198.5)     797      $1,122.8    $(95.1)     213
                               ========   =======      ===      ========    ======      ===
% below cost - fixed
  maturity securities:
   (less than)20% below
     cost....................  $4,111.7   $(194.1)     789      $1,099.9    $(88.7)     207
   20-50% below cost.........       7.7      (2.2)       1          22.9      (6.4)       6
   (greater than)50%
     below cost..............        --        --       --            --        --       --
                               --------   -------      ---      --------    ------      ---
Total fixed maturity
  securities.................   4,119.4    (196.3)     790       1,122.8     (95.1)     213
                               --------   -------      ---      --------    ------      ---
% below cost - equity
  securities:
   (less than)20% below
     cost....................      43.5      (2.2)       7            --        --       --
   20-50% below cost.........        --        --       --            --        --       --
   (greater than)50%
     below cost..............        --        --       --            --        --       --
                               --------   -------      ---      --------    ------      ---
Total equity securities......      43.5      (2.2)       7            --        --       --
                               --------   -------      ---      --------    ------      ---
       Total temporarily
         impaired
         securities..........  $4,162.9   $(198.5)     797      $1,122.8    $(95.1)     213
                               ========   =======      ===      ========    ======      ===
Investment grade --
  fixed maturity
  securities.................  $3,804.2   $(178.9)     707      $1,078.7    $(89.8)     201
Below investment grade
  -- fixed maturity
  securities.................     315.2     (17.4)      83          44.1      (5.3)      12
Investment grade --
  equity securities..........      33.8      (1.9)       6            --        --       --
Below investment grade
  -- equity securities.......       9.7      (0.3)       1            --        --       --
                               --------   -------      ---      --------    ------      ---
       Total temporarily
         impaired
         securities..........  $4,162.9   $(198.5)     797      $1,122.8    $(95.1)     213
                               ========   =======      ===      ========    ======      ===

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                        2017
                              ---------------------------------------------------------
                                  Less Than 12 Months           12 Months or More
                              ---------------------------- ----------------------------
                                       Gross                        Gross
                              Fair   unrealized Number of  Fair   unrealized Number of
Description of securities     value    losses   securities value    losses   securities
-------------------------     ------ ---------- ---------- ------ ---------- ----------
Fixed maturity
  securities:
   U.S. governments and
     U.S. government
     agencies................ $ 10.5   $(0.1)        3     $ 61.3   $ (0.8)       2
   All other governments.....    8.5      --         2        4.8     (0.5)       1
   States, territories
     and possessions.........     --      --        --        4.8     (0.2)       1
   Special revenue and
     special assessment
     obligations.............   16.9    (0.1)        3        4.9     (0.1)       1
   Industrial and
     miscellaneous...........  460.8    (6.1)       91      440.5    (16.9)      77
   Residential
     mortgage-backed.........   96.1    (0.8)       24       64.7     (1.9)      15
   Commercial
     mortgage-backed.........  153.9    (1.1)       21      118.6     (7.0)      22
   Other asset-backed........   62.7    (0.7)       16       22.8     (0.2)      12
   Hybrids...................    9.1    (0.9)        1         --       --       --
                              ------   -----       ---     ------   ------      ---
Total fixed maturity
  securities.................  818.5    (9.8)      161      722.4    (27.6)     131
                              ------   -----       ---     ------   ------      ---
Total equity securities......     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
       Total temporarily
         impaired
         securities.......... $818.5   $(9.8)      161     $722.4   $(27.6)     131
                              ======   =====       ===     ======   ======      ===
% below cost - fixed
  maturity securities:
   (less than)20% below
     cost.................... $818.4   $(9.8)      160     $720.6   $(27.1)     130
   20-50% below cost.........    0.1      --         1        1.8     (0.5)       1
   (greater than)50%
     below cost..............     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
Total fixed maturity
  securities.................  818.5    (9.8)      161      722.4    (27.6)     131
                              ------   -----       ---     ------   ------      ---
% below cost - equity
  securities:
   (less than)20% below
     cost....................     --      --        --         --       --       --
   20-50% below cost.........     --      --        --         --       --       --
   (greater than)50%
     below cost..............     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
Total equity securities......     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
       Total temporarily
         impaired
         securities.......... $818.5   $(9.8)      161     $722.4   $(27.6)     131
                              ======   =====       ===     ======   ======      ===
Investment grade --
  fixed maturity
  securities................. $776.3   $(8.4)      148     $662.8   $(24.6)     119
Below investment grade
  -- fixed maturity
  securities.................   42.2    (1.4)       13       59.6     (3.0)      12
Investment grade --
  equity securities..........     --      --        --         --       --       --
Below investment grade
  -- equity securities.......     --      --        --         --       --       --
                              ------   -----       ---     ------   ------      ---
       Total temporarily
         impaired
         securities.......... $818.5   $(9.8)      161     $722.4   $(27.6)     131
                              ======   =====       ===     ======   ======      ===

   The investment securities in an unrealized loss position as of December 31, 2018 consisted of 1,010 securities, accounting for unrealized losses of $293.6. Of these unrealized losses as of December 31, 2018, 92.2% were investment grade (NAIC designation 1 through 2) and 97.1% were less than 20% below cost. These unrealized losses were primarily attributable to increase in interest rates and were mostly concentrated within the Company's industrial and miscellaneous securities.

   Most of the unrealized losses related to non-structured securities pertained to securities that have been in an unrealized position for less than 12 months. In an examination of these securities, the Company considered all available evidence, including the issuers' financial condition and current industry events to develop a conclusion on the amount and timing of the cash flows expected to be collected. Based on this evaluation, the Company determined that the unrealized losses on these debt securities represented temporary impairments as of December 31, 2018.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Expectations that the Company's investments in corporate securities will continue to perform in accordance with their contractual terms are based on evidence gathered through its normal credit surveillance process. Although the Company does not anticipate such events, it is at least reasonably possible that issuers of its investments will perform worse than current expectations. Such events may lead the Company to recognize potential future write-downs within its portfolio of corporate securities. It is also reasonably possible that such unanticipated events would lead the Company to dispose of those certain holdings and recognize the effects of any market movements in its financial statements.

   Most of the unrealized losses related to mortgage-backed and asset-backed securities pertain to securities that have been in that position for 12 months or more. Rating agencies have actively reviewed the credit quality ratings on these securities and these securities remain primarily investment grade. The Company has examined the performance of the underlying collateral and expects that its investments in mortgage-backed and asset-backed securities will continue to perform in accordance with their contractual terms with no adverse changes in cash flows.

   Despite the considerable analysis and rigor employed by the Company's evaluation of mortgage-backed and asset-backed securities, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on the Company's holdings of mortgage-backed and asset-backed securities and potential future write-downs within its portfolio of mortgage-backed and asset-backed securities.

   While certain securities included in the preceding table were considered other-than-temporarily impaired, the Company expected to recover the new amortized cost based on its estimate of cash flows to be collected. As of December 31, 2018, the Company expects to recover its amortized cost on the securities included in the table above and does not intend to sell, or the Company has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

  (g) Sub-prime Mortgage Related Risk

   Fair Isaac Company ("FICO") developed the FICO credit-scoring model to calculate a score based upon a borrower's credit history. FICO credit scores are used as one indicator of a borrower's credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a "prime" loan and a score below 620 generally viewed as a "sub-prime" loan. "A minus" loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history.

   As of December 31, 2018 and 2017, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans.

   The Company has direct exposure in other investments with the underlying sub-prime or Alt-A related risk.

   The following tables provide information about the Company's sub-prime and Alt-A exposure as of December 31, 2018 and 2017:

                                                 2018
                            ----------------------------------------------
                                        Book adjusted         OTTI losses
                                        carrying value Fair  recognized to
     Description            Actual cost    ("BACV")    value     date
     -----------            ----------- -------------- ----- -------------
     Structured Securities.    $ 7.5        $ 7.5      $ 8.0     $ 9.9

                                                 2017
                            ----------------------------------------------
                                                              OTTI losses
                                                       Fair  recognized to
     Description            Actual cost      BACV      value     date
     -----------            ----------- -------------- ----- -------------
     Structured Securities.    $18.4        $18.5      $19.7     $12.4

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2018 and 2017.

  (h) Securities Lending

   Securities loaned are re-registered but remain beneficially owned by the Company. None of the collateral is restricted. Cash collateral received is recorded in securities lending reinvested collateral and the offsetting liabilities are recorded in payable for securities lending. There were no securities loaned for a time period beyond one year from the reporting date and there were no securities loaned in the Company's separate accounts.

   As of December 31, 2018 and 2017, the fair value of loaned securities was $23.1 and $41.7, respectively, and the fair value of the collateral held was $24.0 and $43.5, respectively.

  (i) Assets Pledged as Collateral

   As of December 31, 2018 and 2017, the Company did not have any pledged assets as collateral for securities lending transactions or dollar repurchase agreements.

   The following table provides information on collateral received under securities lending agreements as of December 31, 2018 and 2017:

                                                                                 Amortized cost
                                                                                 --------------
Aggregate amount cash collateral received                                        2018    2017
-----------------------------------------                                         -----  -----
Open............................................................................ $  --   $  --
30 days or less.................................................................  24.0    43.5
31 to 60 days...................................................................    --      --
61 to 90 days...................................................................    --      --
Greater than 90 days............................................................    --      --
   Subtotal.....................................................................  24.0    43.5
                                                                                  -----  -----
Securities received.............................................................    --      --
                                                                                  -----  -----
   Total collateral received.................................................... $24.0   $43.5
                                                                                  =====  =====
The aggregate fair value of all securities acquired from the sale, trade or use
  of the accepted collateral (reinvested collateral)............................ $24.0   $43.5
                                                                                  =====  =====

   The following table provides information on reinvested collateral from securities lending agreements as of December 31, 2018 and 2017:

                                          2018                      2017
                                ------------------------- -------------------------
Securities lending              Amortized cost Fair value Amortized cost Fair value
------------------              -------------- ---------- -------------- ----------
Open...........................     $  --        $  --        $  --        $  --
30 days or less................      24.0         24.0         43.5         43.5
31 to 60 days..................        --           --           --           --
61 to 90 days..................        --           --           --           --
91 to 120 days.................        --           --           --           --
121 to 180 days................        --           --           --           --
181 to 365 days................        --           --           --           --
Greater than 365 days..........        --           --           --           --
                                    -----        -----        -----        -----
   Subtotal....................      24.0         24.0         43.5         43.5
Securities received............        --           --           --           --
                                    -----        -----        -----        -----
   Total collateral reinvested.     $24.0        $24.0        $43.5        $43.5
                                    =====        =====        =====        =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The Company's sources of cash that it uses to return collateral received from loaned securities is dependent on liquidity and other market conditions. The Company believes the fair value of reinvested collateral coupled with other available sources of cash is sufficient to fund collateral calls under adverse market conditions.

  (j) Restricted Assets

   The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2018 and 2017:

                               Gross (admitted and nonadmitted) restricted                     Percentage
                              ---------------------------------------------             -----------------------
                                          2018
                              ----------------------------
                                                                                            Gross
                                         Total                                            (admitted    Admitted
                                        separate                               Total         and      restricted
                               Total    account            Total                2018    nonadmitted)   to total
                              general  restricted          from   Increase/   admitted  restricted to  admitted
Restricted asset category     account    assets    Total   2017   (decrease) restricted total assets    assets
-------------------------     -------- ---------- -------- ------ ---------- ---------- ------------- ----------
Collateral held under
  security lending
  agreements................. $   24.0    $--     $   24.0 $ 43.5   $(19.5)   $   24.0       0.1%        0.1%
FHLB capital stock...........     24.0     --         24.0   16.1      7.9        24.0       0.1         0.1
On deposit with states.......      7.7     --          7.7    7.7       --         7.7        --          --
Pledged as collateral:
   Derivatives...............    111.8     --        111.8   60.3     51.5       111.8       0.5         0.5
   Reinsurance trust.........  1,010.4     --      1,010.4  750.3    260.1     1,010.4       4.8         4.8
   FHLB agreements...........    248.9     --        248.9   58.9    190.0       248.9       1.2         1.2
                              --------    ---     -------- ------   ------    --------       ---         ---
       Total restricted
         assets.............. $1,426.8    $--     $1,426.8 $936.8   $490.0    $1,426.8       6.7%        6.7%
                              ========    ===     ======== ======   ======    ========       ===         ===

   There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2018 and 2017.

   As of December 31, 2018 and 2017, the Company held no other restricted assets.

   Collateral received and reflected as assets within the reporting entity's financial statements as of December 31, 2018 and 2017:

                                           2018
--------------------------------------------------------------------------------------------
                                                                                      % of
                                                                      % of BACV to  BACV to
                                                                      total assets   total
                                                                      (admitted and admitted
Description                                          BACV  Fair value nonadmitted)   assets
-----------                                          ----- ---------- ------------- --------
a.Cash, cash equivalents and short-term investments. $  --   $  --          --%       -- %
b.Schedule D, Part 1................................    --      --          --         --
c.Schedule D, Part 2, Section 1.....................    --      --          --         --
d.Schedule D, Part 2, Section 2.....................    --      --          --         --
e.Schedule B........................................    --      --          --         --
f.Schedule A........................................    --      --          --         --
g.Schedule BA, Part 1...............................    --      --          --         --
h.Schedule DL, Part 1...............................  23.5    23.1         0.1        0.1
i.Other.............................................    --      --          --         --
                                                     -----   -----         ---        ---
j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $23.5   $23.1         0.1%       0.1%
                                                     =====   =====         ===        ===

                                     2018
  ----------------------------------------------------------------------------
                                                             % of liability to
  Description                                         Amount total liabilities
  -----------                                         ------ -----------------
  k.Recognized obligation to return collateral asset. $24.0         0.2%

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                           2017
--------------------------------------------------------------------------------------------
                                                                                      % of
                                                                      % of BACV to  BACV to
                                                                      total assets   total
                                                                      (admitted and admitted
Description                                          BACV  Fair value nonadmitted)*  assets
-----------                                          ----- ---------- ------------- --------
a.Cash, cash equivalents and short-term investments. $  --   $  --          --%       -- %
b.Schedule D, Part 1................................    --      --          --         --
c.Schedule D, Part 2, Section 1.....................    --      --          --         --
d.Schedule D, Part 2, Section 2.....................    --      --          --         --
e.Schedule B........................................    --      --          --         --
f.Schedule A........................................    --      --          --         --
g.Schedule BA, Part 1...............................    --      --          --         --
h.Schedule DL, Part 1...............................  40.6    41.7         0.3        0.3
i.Other.............................................    --      --          --         --
                                                     -----   -----         ---        ---
j.Total collateral assets (a+b+c+d+e+f+g+h+i)....... $40.6   $41.7         0.3%       0.3%
                                                     =====   =====         ===        ===

                                      2017
----------------------------------------------------------------------------------
                                                           % of liability to total
Description                                         Amount       liabilities
-----------                                         ------ -----------------------
k.Recognized obligation to return collateral asset. $43.5            0.3%

  (k) Working Capital Finance Investments

   As of December 31, 2018 and 2017, the Company had no working capital finance investments.

  (l) Offsetting and Netting of Assets and Liabilities

   The Company did not have any derivatives, repurchase and reverse repurchase, and securities borrowing and securities lending assets and liabilities that were offset and reported net as of December 31, 2018 and 2017.

  (m) Structured Notes

   The Company did not have any structured notes as of December 31, 2018 and 2017.

  (n) 5GI Securities

   The table below presents 5GI securities held as of December 31, 2018 and 2017:

                          Number of 5GI                Aggregate fair
                          Securities    Aggregate BACV   value
                          ------------- -------------- --------------
Investments               2018   2017    2018    2017  2018    2017
-----------               ----   ----   -----   -----  ----    ----
(1) Bonds - AC...........   1      1    $1.0    $1.0   $1.1    $1.1
(2) LB&SS - AC...........   1      1      --      --     --      --
(3) Preferred Stock - AC.  --     --      --      --     --      --
(4) Preferred Stock - FV.  --     --      --      --     --      --
                           --     --    ----    ----    ----    ----
(5) Total (1+2+3+4)......   2      2    $1.0    $1.0   $1.1    $1.1
                           ==     ==    ====    ====    ====    ====

AC - Amortized cost            FV - Fair value

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (o) Short Sales

   The Company did not have any short sale transactions during the years ended December 31, 2018, 2017 and 2016.

(3)Aggregate Reserves

   As of December 31, 2018 and 2017, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the
Company:

                                         2018               2017
                                  -----------------  -----------------
                                            Interest           Interest
Line of business                   Amount    rates    Amount    rates
----------------                  --------- -------- --------- --------
Individual life:
   Traditional................... $   576.5   4.2%   $   578.5   4.3%
   Universal.....................   5,562.7   4.4      5,731.4   4.4
   Individual
     supplementary
     contracts with life
     contingencies...............      90.8   4.4         82.9   4.4
                                  ---------          ---------
          Total
            individual
            life.................   6,230.0            6,392.8
                                  ---------          ---------
Group life.......................      20.8   4.5         21.3   4.5
                                  ---------          ---------
          Total life.............   6,250.8            6,414.1
                                  ---------          ---------
Annuities:
   Individual annuities:
       Immediate.................   1,325.4   5.9      1,437.3   5.9
       Deferred..................   2,709.5   4.1      2,863.4   4.1
       Variable..................      62.3   4.1         63.0   4.1
                                  ---------          ---------
          Total
            individual
            annuities............   4,097.2            4,363.7
                                  ---------          ---------
   Group annuities:
       Other group
         annuities...............      42.4   6.3         46.5   6.5
                                  ---------          ---------
          Total annuities........   4,139.6            4,410.2
                                  ---------          ---------
Accidental death benefits........       0.6   3.0          0.7   3.0
Disability:
   Active lives..................      12.4   4.4         13.3   4.4
   Disabled lives................      75.5   3.4         77.1   3.4
                                  ---------          ---------
          Total
            disability...........      87.9               90.4
                                  ---------          ---------
Other reserves...................   1,520.7   4.2      1,130.3   4.4
Accident and health:
   Group.........................       0.1   4.7          0.1   3.0
   Individual....................       1.2   4.6          1.4   4.8
                                  ---------          ---------
          Total accident
            and health...........       1.3                1.5
                                  ---------          ---------
          Total life,
            annuities,
            and accident
            and health
            aggregate
            reserves.............  12,000.9           12,047.2
                                  ---------          ---------
Deposit-type funds:
   Supplementary
     contracts without
     life contingencies..........     423.3   2.7        446.8   2.7
   Other deposit-type
     funds.......................     352.6   3.7        201.0   4.8
                                  ---------          ---------
          Total
            deposit-type
            funds................     775.9              647.8
                                  ---------          ---------
          Total
            aggregate
            reserves and
            deposit-type
            funds................ $12,776.8          $12,695.0
                                  =========          =========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, GPO 58, 61 CIET, 61 CSI, 80 CSO, 80 CET, or 2001 CSO tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 94 VA MGDB, 37SA, a-2012, or a-2000 tables.

   As of December 31, 2018 and 2017, the Company had $661.4 and $538.4, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to AG38 part 8D.

   The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.6 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2018 and 2017.

   Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or calculated using appropriate multiples of standard rates of mortality. For two interest-sensitive life plans, with single or limited pay substandard extra premiums, the unearned portion of those substandard premiums are utilized as the substandard extra reserve.

   The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process.

   The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process.

   As of December 31, 2018 and 2017, the Company had $32,592.4 and $37,955.6, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $304.0 and $311.1 as of December 31, 2018 and 2017, respectively, and are reported in aggregate reserves -- life and annuity contracts.

   The tabular interest, tabular less actual reserve released, and tabular cost has been determined by formula as described in the NAIC instructions.

   Tabular interest on funds not involving life contingencies has been determined according to the valuation rate for each contract.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As of December 31, 2018, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

                                                  2018
                          ----------------------------------------------------
                                     Separate
                                     accounts    Separate
                           General     with      accounts              Percent
                           account  guarantees nonguaranteed   Total   of total
                          --------- ---------- ------------- --------- --------
Subject to discretionary
  withdrawal:
With market value
  adjustment............. $ 2,333.7   $18.6      $     --    $ 2,352.3   14.6%
At book value less
  current surrender
  charge of 5% or more...      58.7      --            --         58.7    0.4
At fair value............        --      --       5,171.4      5,171.4   32.1
                          ---------   -----      --------    ---------  -----
Total with market value
  adjustment or at fair
  value..................   2,392.4    18.6       5,171.4      7,582.4   47.1
At book value without
  adjustment (minimal or
  no charge or
  adjustment)............   1,287.6      --            --      1,287.6    8.0
Not subject to
  discretionary
  withdrawal.............   7,206.0      --          13.2      7,219.2   44.9
                          ---------   -----      --------    ---------  -----
Total (gross)............  10,886.0    18.6       5,184.6     16,089.2  100.0%
                                                                        =====
Reinsurance ceded........   5,879.8      --            --      5,879.8
                          ---------   -----      --------    ---------
Total (net).............. $ 5,006.2   $18.6      $5,184.6    $10,209.4
                          =========   =====      ========    =========

   Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2018 and 2017 were as follows:

                                          2018           2017
                                     -------------  -------------
                                            Net of         Net of
                                     Gross  loading Gross  loading
                                     ------ ------- ------ -------
              Industrial............ $  0.2 $  0.2  $  0.2 $  0.2
              Ordinary new business.     --     --      --     --
              Ordinary renewal......  167.5  492.6   175.3  519.4
              Group life............     --   (0.1)     --   (0.1)
                                     ------ ------  ------ ------
                 Total.............. $167.7 $492.7  $175.5 $519.5
                                     ====== ======  ====== ======

   The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2018 and 2017.

Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit

   The Company's variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant's death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company's separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2018 and 2017, the Company had reserves related to these guaranteed benefits of $580.9 and $323.4, respectively.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of the dates indicated:

                                                                      December 31,
                                                                    -----------------
                                                                      2018     2017
                                                                    -------- --------
Account values with death benefit guarantees (net of reinsurance):
   Standard death benefits (return of net deposits) account value.. $1,780.8 $2,169.3
   Net amount at risk.............................................. $    2.5 $    2.2
   Average attained age of contract holders........................       75       74

   Enhanced death benefits (step-up, roll-up, payment protection)
     account value................................................. $1,745.2 $2,202.0
   Net amount at risk.............................................. $  196.4 $  114.2
   Average attained age of contract holders........................       75       75

Account values with living benefit guarantees:
   Guaranteed minimum withdrawal benefits.......................... $1,820.3 $2,311.0
   Guaranteed annuitization benefits............................... $  969.7 $1,168.1

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contract holder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2018 and 2017, the Company's exposure related to GMWB and guaranteed annuitization benefits contracts that were considered "in the money" was $795.9 and $584.7, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

(4)Liability for Policy and Contract Claims

   Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.6, $0.8 and $0.9 as of December 31, 2018, 2017 and 2016 respectively, is summarized as follows:

                                                       2018  2017   2016
                                                       ----- ----- -----
      Balance as of January 1......................... $48.0 $52.1 $49.8
      Less reinsurance reserve credit and recoverable.  47.2  51.2  47.8
                                                       ----- ----- -----
             Net balance as of January 1..............   0.8   0.9   2.0
                                                       ----- ----- -----
      Incurred related to:
         Current year.................................    --   0.1   0.3
         Prior years..................................    --   0.1  (0.3)
                                                       ----- ----- -----
             Total incurred...........................    --   0.2    --
                                                       ----- ----- -----
      Paid related to:
         Current year.................................    --    --   0.2
         Prior years..................................   0.2   0.3   0.9
                                                       ----- ----- -----
             Total paid...............................   0.2   0.3   1.1
                                                       ----- ----- -----
             Net balance as of December 31............   0.6   0.8   0.9
      Plus reinsurance reserve credit and recoverable.  42.3  47.2  51.2
                                                       ----- ----- -----
      Balance as of December 31....................... $42.9 $48.0 $52.1
                                                       ===== ===== =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years.

   For the years ended December 31, 2018, 2017 and 2016, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.

   The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus also included $107.9 and $90.9 of life contract claims as of December 31, 2018 and 2017, respectively.

(5)Transactions with Affiliates

   The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates:

   GLIC
   GNA
   Genworth Mortgage Insurance Corporation ("GMIC")
   JLIC
   RLIC VI
   RLIC VII
   RLIC VIII
   RLIC IX
   RLIC X
   Rivermont

   For years ended December 31, 2018, 2017 and 2016, the Company made net payments for intercompany settlements of $64.2, $44.7 and $72.4, respectively.

   The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY's variable annuity products.

   The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private, Ltd. and GMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided.

   The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company's indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 2.33%, 1.33% and 0.28% during the years ended December 31, 2018, 2017 and 2016, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2018 or 2017.

   The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements. During 2018, the Company recorded an

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

adjustment for the administration of claims related to certain reinsurance agreements whereby the assuming reinsurer was only settling the net amount at risk instead of the full death benefit on universal life insurance contracts. The net impact to the Company's death benefits was $4.0 for years ended December 31, 2017 and prior. This impacted reinsurance agreements between the Company and Rivermont, JLIC, and GLIC as follows:

  . The Company cedes universal life insurance contracts to Rivermont. As a result of this adjustment, Rivermont owed the Company $27.5 for years ended December 31, 2017 and prior. Effective March 30, 2018, the Company, as counterparty to the reinsurance agreement and parent of Rivermont, agreed to not require payment of this amount from Rivermont. This was accounted for as a deemed capital contribution from the Company to Rivermont which was recorded as a decrease to the Company's unassigned surplus.

  . The Company also cedes universal life insurance contracts to JLIC. As a result of this adjustment, JLIC owed the Company $4.3 for years ended December 31, 2017 and prior. The Company received this amount on May 11, 2018.

  . The Company assumes universal life insurance contracts from GLIC. As a result of this adjustment, the Company owed GLIC $27.8 for years ended December 31, 2017 and prior. The Company paid this amount on May 11, 2018.

   Effective July 1, 2017, the Company assumed certain annuity and corporate-owned life insurance business from GLIC in anticipation of the GLAIC unstacking. These reinsurance treaties had an adverse impact on the RBC ratio of the Company and GLIC. The Company and GLIC had anticipated that the GLAIC unstacking would be completed by December 31, 2017 and that certain capital benefits relating to the unstacking would offset the adverse impact to its RBC ratio as of December 31, 2017. With the GLAIC unstacking not being completed by the end of 2017, the Company and GLIC mutually agreed to terminate the July 1, 2017 reinsurance treaties. As of December 31, 2017, the Company had a net receivable of $29.8 from GLIC related to the termination of these treaties. The intercompany amounts were settled in cash on January 10, 2018. As discussed in
Note 1, Genworth and China Oceanwide have agreed to forgo the GLAIC unstacking and that provision was waived under the Merger Agreement. Genworth and China Oceanwide will not pursue the GLAIC unstacking for the foreseeable future.

   On December 21, 2017, the Company received $9.0 in cash from RLIC IX as a dividend payment.

   On December 14, 2017, the Company received $27.2 in cash from RLIC VI as a dividend payment.

   On December 13, 2017, the Company received $30.7 in cash from RLIC X as a return of capital.

   On June 26, 2017, the Company sold one security with a book value of $7.1 to GMIC in exchange for cash.

   In April 2017, the Company received bonds and mortgage loans from GLIC under various reinsurance transactions discussed in Note 8.

   During the year ended December 31, 2016, the Company sold 83 securities with book value of $273.1 and accrued interest of $3.0 to GLIC in exchange for cash.

   For the year ended December 31, 2016, the Company received cash from GNWLAAC RE of $3.4 as a return of capital.

   On December 9, 2016, the Company paid $4.7 in cash to RLIC VI as a capital contribution to meet minimum initial capitalization.

   On October 4, 2016, the Company received cash from RLIC IV of $0.3 as a return of capital.

   On September 29, 2016, the Company received cash from RLIC IV of $50.4 as a dividend payment and $15.2 as a return of capital prior to RLIC IV dissolution.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   On September 28, 2016, the Company received $30.0 in cash from RLIC X as a dividend payment.

   On July 15, 2016, the Company paid $174.2 in cash to Genworth Holdings as tax benefit settlement due to RLIC and RLIC II dissolution.

   During the second quarter of 2016, Special Purpose Vehicle ("SPV") 1 was unwound. In connection with the unwinding of SPV 1, the Company paid $38.9 to repurchase contract loans from SPV 1. SPV 1, 2, 3 and 5 were all dissolved on December 12, 2016.

   On April 20, 2016, the Company received cash of $35.0 and $47.0 as a return of capital from RLIC and RLIC II, respectively, which were dissolved on April 1, 2016.

   On April 15, 2016, the Company paid GNA $36.0 for a settlement related to the tax assumption agreement. The payment was recorded in paid in surplus.

   On April 8, 2016, the Company received $100.9 in cash as contributed surplus from RLIC VII.

   Effective March 21, 2016, the Company terminated its irrevocable LoCs with the Federal Home Loan Bank ("FHLB") of Atlanta ("FHLB Atlanta") for $329.0 and $225.6 held for RLIC and RLIC II, respectively.

   During 2016, the Company paid $2.2 in cash as capital contributions to RLIC
X.

   Total amounts due from or owed to affiliates as of December 31, 2018 and 2017 are included in the following balance sheet captions:

                                                                      2018   2017
                                                                     ------ ------
Assets:
   Amounts recoverable from reinsurers and funds held............... $410.8 $410.7
   Receivable from parent, subsidiaries and affiliates..............     --   30.5
   Current Federal and foreign income tax recoverable and interest
     thereon........................................................   24.9    0.8
                                                                     ------ ------
       Total assets................................................. $435.7 $442.0
                                                                     ====== ======
Liabilities:
   Current Federal income tax payable............................... $   -- $  6.6
   Payable to parent, subsidiaries and affiliates...................    4.6     --
   Other amounts payable on reinsurance.............................   28.3   29.3
                                                                     ------ ------
       Total liabilities............................................ $ 32.9 $ 35.9
                                                                     ====== ======

(6)Income Taxes

   Tax reform impact

   On December 22, 2017, President Trump signed the TCJA into law. The enactment of the new law signified the first major overhaul of the U.S. federal income tax system in more than 30 years. In addition to the law's corporate income tax rate reduction, several other provisions were pertinent to the Company's financial statements and related disclosures. Prior to the TCJA, the top U.S. corporate income tax rate was 35% for corporations with taxable income greater than $10.0. The TCJA reduced the U.S. corporate income tax rate to 21% effective for taxable years beginning after December 31, 2017.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   For items under the TCJA that were incomplete, but a reasonable estimate had been determined as of December 31, 2017, the Company recorded a reasonable estimate. For items for which a reasonable estimate could not be determined, the Company applied existing guidance based on the provisions of the tax laws that were in effect prior to the TCJA being enacted. Accordingly, the Company recorded reasonable estimates of the tax rate reduction impact under the TCJA for DTA and DTL as well as an insurance reserve transition adjustment in its 2017 statutory financial statements.

   As of December 31, 2017, the Company remeasured certain DTAs and DTLs based on the federal rate at which it expects them to reverse in the future, which is generally 21%. The provisional amount recorded in 2017 that related to the re-measurement of the Company's DTAs and DTLs was a tax expense of $222.0. The change in contingent tax liability related to the special tax sharing agreements was $220.3, which related to the re-measurement for the period ended December 31, 2018. The Company did not record an adjustment to this provisional amount in 2018 and the accounting for this item is complete as of December 31, 2018.

   As of December 31, 2017, the Company also recorded a provisional reclassification in DTAs and DTLs in the net amount of $65.2 related to the transition adjustment required under the TCJA with respect to life insurance policyholder reserves. Under the TCJA this transition adjustment is to be taken into account ratably over eight taxable years. The Company recorded an adjustment to the provisional reclassification of $24.5 in 2018 and the accounting for this item is complete as of December 31, 2018.

  (a) Components of deferred tax assets and deferred tax liabilities

     1. The components of the net DTA recognized in the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2018 and 2017 were as follows:

                                   2018                    2017                    Change
                          ----------------------- ----------------------- -----------------------
                          Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital  Total
                          -------- ------- ------ -------- ------- ------ -------- ------- ------
a. Gross DTA.............  $519.1   $27.1  $546.2  $544.6   $23.7  $568.3  $(25.5)  $3.4   $(22.1)
b. Statutory valuation
  allowance adjustment...      --      --      --     7.4      --     7.4    (7.4)    --     (7.4)
                           ------   -----  ------  ------   -----  ------  ------   ----   ------
c. Adjusted gross DTA
  (1a - 1b)..............   519.1    27.1   546.2   537.2    23.7   560.9   (18.1)   3.4    (14.7)
d. DTA nonadmitted.......   206.9      --   206.9   217.5      --   217.5   (10.6)    --    (10.6)
                           ------   -----  ------  ------   -----  ------  ------   ----   ------
e. Subtotal: net
  admitted DTA (1c - 1d).   312.2    27.1   339.3   319.7    23.7   343.4    (7.5)   3.4     (4.1)
f. DTL...................   163.3    22.7   186.0   212.6    21.0   233.6   (49.3)   1.7    (47.6)
                           ------   -----  ------  ------   -----  ------  ------   ----   ------
g. Net admitted
  DTA/(DTL) (1e - 1f)....  $148.9   $ 4.4  $153.3  $107.1   $ 2.7  $109.8  $ 41.8   $1.7   $ 43.5
                           ======   =====  ======  ======   =====  ======  ======   ====   ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


     2. Admission calculation components for SSAP No. 101 as of December 31, 2018 and 2017:

                                    2018                    2017                    Change
                           ----------------------- ----------------------- -----------------------
                           Ordinary Capital Total  Ordinary Capital Total  Ordinary Capital  Total
                           -------- ------- ------ -------- ------- ------ -------- ------- ------
a. Federal income taxes
  paid in prior years
  recoverable through
  loss carrybacks.........  $   --   $ 4.0  $  4.0  $   --   $  --  $   --  $   --   $ 4.0  $  4.0

b. Adjusted gross DTA
  expected to be
  realized (excluding
  the amount of DTA from
  2(a) above) after
  application of the
  threshold limitation.
  (The lessor of 2(b)1
  and 2(b)2 below)........   145.5     3.8   149.3   102.2     7.6   109.8    43.3    (3.8)   39.5

   1. Adjusted gross DTA
     expected to be
     realized following
     the balance sheet
     date.................   145.5     3.8   149.3   102.2     7.6   109.8    43.3    (3.8)   39.5

   2. Adjusted gross DTA
     allowed per
     limitation threshold.     XXX     XXX   150.1     XXX     XXX   176.8     XXX     XXX   (26.7)

c. Adjusted gross DTA
  (excluding the amount
  of DTA from 2(a) and
  2(b) above) offset by
  gross DTL...............   166.7    19.3   186.0   217.5    16.1   233.6   (50.8)    3.2   (47.6)
                            ------   -----  ------  ------   -----  ------  ------   -----  ------
d. DTA admitted as a
  result of the
  application of SSAP
  No. 101 (Total 2(a) +
  2(b) + 2(c))............  $312.2   $27.1  $339.3  $319.7   $23.7  $343.4  $ (7.5)  $ 3.4  $ (4.1)
                            ======   =====  ======  ======   =====  ======  ======   =====  ======

     3.  Ratio used to determine applicable period used in 6(a)2:

                                                                        2018      2017
                                                                      --------  --------
a. Ratio percentage used to determine recovery period and threshold
  limitation amount..................................................      741%      787%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above..................... $1,090.1  $1,292.7

     4.  Impact of tax planning strategies:

         a. Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:

                                2018             2017            Change
                          ---------------  ---------------  ---------------
                          Ordinary Capital Ordinary Capital Ordinary Capital
                          -------- ------- -------- ------- -------- -------
1. Adjusted Gross DTAs
  Amount from Note 6a1(c)  $519.1   $27.1   $537.2   $23.7   $(18.1)  $3.4

2. Percentage of
  Adjusted Gross DTAs by
  Tax Character
  Attribute to the
  impact of Tax Planning
  Strategies.............      --%     --%      --%     --%      --%    --%

3. Net Admitted Adjusted
  Gross DTAs Amount from
  Note 6a1(e)............  $312.2   $27.1   $319.7   $23.7   $ (7.5)  $3.4

4. Percentage of Net
  Admitted Adjusted
  Gross DTAs by Tax
  Character admitted
  because of the impact
  of tax planning
  strategies.............     2.3%     --%     0.8%     --%     1.5%    --%

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


         b. The Company did not use reinsurance tax planning strategies for the years ended December 31, 2018, 2017 and 2016.

  (b) Unrecognized deferred tax liabilities

   The Company did not have any unrecognized DTLs during the years ended December 31, 2018, 2017 and 2016.

  (c) Current income tax and change in deferred tax

   The provision for income taxes incurred on operations for the years ended December 31, 2018, 2017 and 2016 were as follows:

                                                         2018    2017   Change
                                                        ------  ------  ------
1. Current Income Taxes
   a. Federal income taxes............................. $(18.8) $ 51.9  $(70.7)
   b. Foreign income taxes.............................     --      --      --
                                                        ------  ------  ------
   c. Federal and foreign income taxes.................  (18.8)   51.9   (70.7)
   d. Federal income tax on net capital gains (losses).   (1.6)   (2.2)    0.6
   e. Utilization of capital loss carry forwards.......     --      --      --
   f. Other............................................     --      --      --
                                                        ------  ------  ------
   g. Federal and foreign income tax incurred.......... $(20.4) $ 49.7  $(70.1)
                                                        ======  ======  ======

                                                         2017    2016   Change
                                                        ------  ------  ------
1. Current Income Taxes
   a. Federal income taxes............................. $ 51.9  $120.4  $(68.5)
   b. Foreign income taxes.............................     --      --      --
                                                        ------  ------  ------
   c. Federal and foreign income taxes.................   51.9   120.4   (68.5)
   d. Federal income tax on net capital gains (losses).   (2.2)    7.4    (9.6)
   e. Utilization of capital loss carry forwards.......     --      --      --
   f. Other............................................     --      --      --
                                                        ------  ------  ------
   g. Federal and foreign income tax incurred.......... $ 49.7  $127.8  $(78.1)
                                                        ======  ======  ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2018 and 2017:

                                                                                   2018   2017  Change
                                                                                  ------ ------ ------
2. DTA
   A. Ordinary
       1. Discounting of unpaid losses........................................... $   -- $   -- $   --
       2. Unearned premium reserve...............................................     --     --     --
       3a. Transition reserves...................................................   15.8   32.8  (17.0)
       3b. Policyholder reserves.................................................  356.1  370.9  (14.8)
       4. Investments............................................................    3.3    2.1    1.2
       5. Deferred acquisition costs.............................................  128.4  126.0    2.4
       6. Policyholder dividends accrual.........................................     --     --     --
       7. Fixed assets...........................................................    0.9    0.8    0.1
       8. Compensation and benefits accrual......................................     --     --     --
       9. Pension accrual........................................................     --     --     --
       10. Receivable-nonadmitted................................................    0.1    0.1     --
       11. Net operating loss carry forward......................................   13.9    7.4    6.5
       12. Tax credit carry forward..............................................    0.4    1.6   (1.2)
       13. Other (including items less than 5% of total ordinary tax assets).....    0.2    2.9   (2.7)
                                                                                  ------ ------ ------
       99. Subtotal ordinary.....................................................  519.1  544.6  (25.5)
   B. Statutory valuation allowance adjustment...................................     --    7.4   (7.4)
   C. Nonadmitted DTA............................................................  206.9  217.5  (10.6)
                                                                                  ------ ------ ------
   D. Admitted ordinary DTA (2A99 - 2B - 2C).....................................  312.2  319.7   (7.5)
   E. Capital....................................................................                   --
       1. Investments............................................................   27.1   23.7    3.4
       2. Net capital loss carry forward.........................................     --     --     --
       3. Real estate............................................................     --     --     --
       4. Other (including items less than 5% of total ordinary tax assets)......     --     --     --
                                                                                  ------ ------ ------
       99. Subtotal capital......................................................   27.1   23.7    3.4
   F. Statutory valuation allowance adjustment...................................     --     --     --
   G. Nonadmitted DTA............................................................     --     --     --
                                                                                  ------ ------ ------
   H. Admitted capital DTA (2E99 - 2F - 2G)......................................   27.1   23.7    3.4
                                                                                  ------ ------ ------
   I. Admitted DTA (2D + 2H)..................................................... $339.3 $343.4 $ (4.1)
                                                                                  ====== ====== ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                       2018   2017  Change
                                                      ------ ------ ------
     3. DTL
        A. Ordinary
            1. Investments........................... $  8.3 $  9.4 $ (1.1)
            2. Fixed assets..........................     --     --     --
            3. Deferred and uncollected premiums.....  103.5  105.2   (1.7)
            4(a). Transition reserves................   51.5   98.0  (46.5)
            4(b). Policyholder reserves..............     --     --     --
            5. Other.................................     --     --     --
                                                      ------ ------ ------
            99. Subtotal ordinary....................  163.3  212.6  (49.3)
                                                      ------ ------ ------
        B. Capital
            1. Investments...........................   22.7   21.0    1.7
            2. Real estate...........................     --     --     --
            3. Other.................................     --     --     --
                                                      ------ ------ ------
            99. Subtotal capital.....................   22.7   21.0    1.7
                                                      ------ ------ ------
        C. DTL (3A99 + 3B99).........................  186.0  233.6  (47.6)
                                                      ------ ------ ------
     4. Net DTA (DTL) (2I - 3C)...................... $153.3 $109.8 $ 43.5
                                                      ====== ====== ======

   Based on an analysis of the Company's tax position for the year ended December 31, 2018, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established.

   The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):

                                                                 December 31,
                                                                 -------------
                                                                  2018   2017  Change
                                                                 ------ ------ ------
Total gross DTA................................................. $546.2 $568.3 $(22.1)
Statutory valuation allowance adjustment........................     --    7.4   (7.4)
                                                                 ------ ------ ------
Adjusted gross DTAs.............................................  546.2  560.9  (14.7)
Total gross DTL.................................................  186.0  233.6  (47.6)
                                                                 ------ ------ ------
Net DTA (DTL)................................................... $360.2 $327.3   32.9
                                                                 ====== ======
Deferred tax on change in net unrealized capital gains (losses).                  1.1
                                                                               ------
Change in net deferred income tax...............................               $ 34.0
                                                                               ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (d) Reconciliation of Federal income tax rate to actual effective tax rate

   The provision for Federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2018, 2017 and 2016:

                                                                        2018    2017    2016
                                                                       ------  ------  ------
Provision computed at statutory tax rate.............................. $(50.7) $  9.0  $(58.1)
Benefit of dividends..................................................   (2.8)  (19.7)  (36.6)
Other nondeductible expenses..........................................     --      --     0.1
Change in tax contingency reserve.....................................    0.4     3.0      --
Statutory amortization of IMR.........................................     --    (1.2)    6.7
Foreign taxes.........................................................     --    (0.1)   (0.1)
Current year change in nonadmitted assets.............................    0.5     1.9     2.1
Deferred reinsurance gains............................................    8.4   (13.8)   24.1
Statutory DTA valuation allowance adjustment..........................   (7.4)   (5.9)     --
Adjustments to prior year taxes.......................................   (2.7)    7.5    (8.5)
TCJA rate reduction impact............................................     --   222.0      --
Other adjustments.....................................................   (0.1)  (24.9)  407.6
                                                                       ------  ------  ------
   Total.............................................................. $(54.4) $177.8  $337.3
                                                                       ======  ======  ======
Federal and foreign income tax incurred............................... $(20.4) $ 49.7  $127.8
Change in net deferred income taxes (without change in net unrealized
  capital gains (losses)).............................................  (34.0)  128.1   209.5
                                                                       ------  ------  ------
   Total.............................................................. $(54.4) $177.8  $337.3
                                                                       ======  ======  ======

  (e) Operating loss and tax credit carry forwards and protective tax deposits

   As of December 31, 2018, the Company has operating loss carryforwards that will not expire, as follows:

                   Origination year Amount without expiration
                   ---------------- -------------------------
                         2018                 $66.1

   As of December 31, 2018, the Company has tax credits to carry forward that will expire, if unutilized, as follows:

                     Origination year Amount Expires after
                     ---------------- ------ -------------
                           2014        $0.2      2024
                           2015         0.2      2025

   As of December 31, 2018, the amount of federal income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses are as follows:

                           Tax year Capital Ordinary
                           -------- ------- --------
                             2016    $7.6     $--

   The Company has no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  (f) Consolidated Federal income tax return

   The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2018:

                        ASI
                        Capital Brokerage Corporation
                        Genworth
                        Genworth Annuity Service
                          Corporation
                        Genworth Financial Agency, Inc.
                        Genworth Financial Assurance
                          Corporation
                        Genworth Financial Services, Inc.
                        Genworth Holdings
                        Genworth Insurance Company
                        GLIC
                        GLICNY
                        Genworth Mortgage Holdings, LLC
                        Genworth Mortgage Holdings, Inc.
                        GMIC
                        Genworth Mortgage Insurance
                          Corporation of North Carolina
                        Genworth Mortgage Reinsurance
                          Corporation
                        Genworth Mortgage Services, LLC
                        GNA
                        HGI Annuity Service Corporation
                        JLIC
                        Mayflower Assignment Corporation
                        Monument Lane IC 1, Inc.
                        Monument Lane IC 2, Inc.
                        Monument Lane PCC, Inc.
                        Newco
                        National Eldercare Referral
                          System, LLC
                        Rivermont
                        RLIC VI
                        RLIC VII
                        RLIC VIII
                        RLIC IX
                        RLIC X
                        River Lake Insurance Company XI
                        Sponsored Captive Re, Inc.
                        United Pacific Structured
                          Settlement Company

   The Company is a part of the overall Tax Allocation Agreement between Genworth and certain of its subsidiaries. This agreement was approved by state insurance regulators and the Company's Board of Directors. The tax allocation is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company's policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth's Federal consolidated U.S. corporation income tax return.

   The Company and its indirect parent, Genworth, have special tax agreements with the Company's direct subsidiaries RLIC VII and RLIC VIII. The agreements obligate the Company to receive or make payments on behalf of RLIC VII and

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

RLIC VIII for Federal income tax amounts receivable or payable by RLIC VII and RLIC VIII under a separate Tax Allocation Agreement. The Company accounts for these payments as additional investment in common stock of affiliates. As of December 31, 2018, the Company has recorded a tax receivable and a decrease in investment in common stock of affiliates of $2.4 for RLIC VII and a tax payable and an increase in investment in common stock of affiliates of $0.4 for RLIC VIII related to these agreements.

   The Company and its direct parent, GLIC, are also parties to a separate special tax sharing agreement with the Company's direct subsidiary, Rivermont. The agreement allocates the tax benefit of Rivermont's net operating losses ("NOLs") from tax years prior to 2009 to the Company. The Company will repay such benefits to Genworth to the extent Rivermont has taxable income in the future. For NOLs incurred in 2009 and subsequent years, Rivermont will record a current tax benefit and receive tax benefit payments from Genworth for NOLs incurred by Rivermont and used by the consolidated tax group, in accordance with the terms of the Tax Allocation Agreement. Additionally, under this special tax sharing agreement, the Company is required to provide certain amounts of capital or a letter of credit to Rivermont upon the event that the Company or Genworth Holdings is downgraded below certain S&P and Moody's ratings levels. The Company secured an irrevocable Letter of Credit ("LoC") from FHLB Atlanta for $28.2 in favor of Rivermont to meet its obligations under these provisions. The LoC automatically renews annually through May 7, 2019, unless notice of termination is provided by the issuer of the LoC at least 60 days prior to the then applicable expiration date.

   Prior to 2018, the Company also had special tax sharing agreements (the "Old Special Tax Agreements") with its direct subsidiaries, RLIC VI, RLIC IX and RLIC X. The Old Special Tax Agreements allocated to the Company the tax benefits of the respective subsidiaries' (i.e., RLIC VI, RLIC IX or RLIC X, as appropriate) current NOLs. Such benefits would have been repaid to Genworth to the extent the subsidiaries had taxable income in the future. Until such time as these benefits had been fully repaid, each subsidiary was not obligated to make payments under the overall tax allocation agreement or applicable Old Special Tax Agreement for Federal income tax. Additionally, under the Old Special Tax Agreements with RLIC VI, RLIC IX and RLIC X, the Company would have assumed the respective subsidiaries tax liability if such liability would cause the Company's RBC ratio to fall below 300%. The Old Special Tax Agreements were terminated effective May 31, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X.

   In 2018, the Company entered into new special tax sharing agreements (the "New Special Tax Sharing Agreements") with RLIC VI, RLIC IX and RLIC X and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC IX and RLIC X. Under the New Special Tax Sharing Agreements, the Company is obligated to receive or make payments on behalf of RLIC VI, RLIC IX and RLIC X for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI, RLIC IX and RLIC X are accounted for as deemed capital contributions to RLIC VI, RLIC IX and RLIC X. The tax payments received by the Company on behalf of RLIC VI, RLIC IX and RLIC X are accounted for as deemed dividends from RLIC VI, RLIC IX and RLIC X. During 2018, the Company recorded tax payables and an increase in common stock of affiliates of $22.5, $33.9 and $44.9 to RLIC VI, RLIC IX and RLIC X, respectively, related to the New Special Tax Sharing Agreements. As discussed in Note 2(b), the Company carries RLIC VI, RLIC IX and RLIC X at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned surplus.

   Effective January 1, 2018, the Company entered into a new Special Tax Allocation Agreement with Genworth whereby the Company agreed to settle intercompany taxes under the terms of the overall Tax Allocation Agreement of the Genworth Consolidated Group as if the Company and RLIC VI, RLIC IX and RLIC X continued to calculate tax reserves under Model Regulation 830 for U.S. federal income tax purposes, notwithstanding that the consolidated group filed its U.S. federal income tax return limiting the tax reserve based upon the Net GAAP Liability shown on the statutory annual statements of RLIC VI, RLIC IX and RLIC X. The purpose of the new Special Tax Allocation Agreement between the Company and Genworth is to defer intercompany tax settlements by the Company until the time at which the Company would have made the payments absent the change in the Permitted Practices for RLIC VI, RLIC IX and RLIC X and also absent tax planning strategies implemented by GLIC in 2018 with respect to the calculation of GLIC's tax reserves. During 2018, the Company recorded an increase to current tax receivable and an increase to unassigned surplus of $103.2 related to this agreement.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The cumulative benefit recognized by the Company through December 31, 2018 relating to the special tax sharing agreements with Rivermont, RLIC VI, RLIC IX, and RLIC X and the Special Tax Allocation Agreement with Genworth was $417.4 and $330.4 as of December 31, 2018 and 2017, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future.

   For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. With possible exceptions (including the possibility that the Internal Revenue Service ("IRS") may examine tax years that impact operating loss deduction carryforwards but are otherwise closed), the Company is no longer subject to U.S. Federal tax examinations for years through 2014. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. Federal examinations.

  (g) Federal or foreign income tax loss contingencies

   The total amount of unrecognized tax benefits was $7.2, $6.7 and $3.8 as of December 31, 2018, 2017 and 2016, respectively, of which $7.2, $6.7 and $3.8, respectively, if recognized, would affect the effective tax rate on operations.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2018 and 2017, the Company accrued no interest or no penalties. The Company had no interest liability balance, and no penalty balances as of December 31, 2018 and 2017.

   As a result of Genworth's open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2019.

  (h) Repatriation Transition Tax

   The Company had no Repatriation Transition Tax owed under the TCJA as of December 31, 2018.

  (i) Alternative Minimum Tax Credit

   The Company had no Alternative Minimum Tax Credit recognized as a current year recoverable or DTA as of December 31, 2018.

  (j) State transferable and non-transferable tax credits

   The carrying value of transferable and non-transferable state tax credits gross of any related tax liabilities and total unused transferable and non-transferable state tax credits by state and in total were as follows:

                                                                            2018
                                                                    ---------------------
                                                                          Carrying Unused
Description of state transferable and non-transferable tax credits  State  value   amount
------------------------------------------------------------------  ----- -------- ------
                        New Market.................................  FL     $0.7    $0.7
                        New Market.................................  KY      0.1     0.1
                        New Market.................................  MS      0.5     0.5
                        New Market.................................  NE      0.3     0.3
                        New Market.................................  NV      0.1     0.1
                        Renewable Energy...........................  NC      0.1     0.1
                        Urban Development..........................  CT      0.2     0.2
                        Urban Development..........................  FL      1.3     1.3
                                                                            ----    ----
                           Total...................................         $3.3    $3.3
                                                                            ====    ====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                                            2017
                                                                    ---------------------
                                                                          Carrying Unused
Description of state transferable and non-transferable tax credits  State  value   amount
------------------------------------------------------------------  ----- -------- ------
                        Mills Credit...............................  SC     $0.1    $0.1
                        New Market.................................  FL      0.7     0.7
                        New Market.................................  KY      0.3     0.3
                        New Market.................................  MS      0.4     0.4
                        New Market.................................  NE      0.2     0.2
                        New Market.................................  NV      0.1     0.1
                        Renewable Energy...........................  NC      0.1     0.1
                        Urban Development..........................  CT      0.2     0.2
                        Urban Development..........................  FL      1.0     1.0
                                                                            ----    ----
                           Total...................................         $3.1    $3.1
                                                                            ====    ====

   The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits.

   The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2018 and 2017.

   The state tax credits admitted and nonadmitted were as follows:

                                    2018                 2017
                            -------------------- --------------------
                             Total      Total     Total      Total
                            admitted nonadmitted admitted nonadmitted
                            -------- ----------- -------- -----------
          Transferable.....   $ --       $--       $ --       $--
          Non-transferable.    3.3        --        3.1        --
                              ----       ---       ----       ---
             Total.........   $3.3       $--       $3.1       $--
                              ====       ===       ====       ===

(7)Commitments and Contingencies

  (a) Litigation

   The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial position of the Company.

   In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. The Plaintiff is alleging unlawful and excessive cost of insurance ("COI") charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating COI rates and failed to decrease COI charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enforce in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

basis that it involves claims released in a prior nationwide class action settlement that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On November 16, 2018, the Eastern District of Virginia court stayed the case for 60 days. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file our counterclaim, which alleges that Plaintiff breached the prior settlement agreement by filing its current action. A hearing on the Company's motion to enjoin and motion for leave to file its counterclaim occurred on February 21, 2019. On March 15, 2019, the Middle District of Georgia granted the Company's motion to enjoin and denied its motion for leave to file its counterclaim. As such, the Plaintiff is enjoined from pursuing COI class action in the Eastern District of Virginia. On March 29, 2019, the Plaintiff filed a Notice of Appeal in the Middle District of Georgia, notifying the court of its appeal to the United States Court of Appeals for the Eleventh Circuit from the order granting the Company's motion to enjoin. On March 29, 2019, the Company filed its Notice of Cross-Appeal in the Middle District of Georgia, notifying the court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company's counterclaim. On April 8, 2019, the Eastern District of Virginia lifted the stay in the case and dismissed the case without prejudice, with leave for the Plaintiff to refile an amended complaint only if a final appellate court decision vacates the injunction and reverses the Middle District of Georgia's opinion. The Company intends to continue to vigorously defend this action.

   In Lehman Brothers Special Financing, Inc. v. Bank of America National Association, et. al, in U.S. Bankruptcy Court, Southern district of New York, Lehman Brothers Special Financing, Inc. ("LBSF") seeks to recover from the Company, as a noteholder defendant, sums it received from a collateralized debt obligation ("CDO") note following the bankruptcy of Lehman Brothers Holdings, Inc. ("LBHI"), alleging that the Company and other unrelated noteholders (the "Defendant Group") not entitled to the amounts received. On June 28, 2016, the court granted the Company's motion to dismiss. The court's order became final and appealable on January 24, 2017. LBSF filed a notice of appeal to the United States Court of Appeals for the Second Circuit on February 6, 2017. The Company intends to vigorously defend the dismissal of the action.

   The Company and its affiliates have been subject to a number of industry wide regulatory investigations concerning unclaimed property practices and escheatment practices. The West Virginia treasurer's office had initiated a lawsuit with respect to unclaimed property relating to West Virginia policies, in which the Company is a defendant. The defendants in that case made a motion to dismiss the complaint in its entirety, which was granted in December 2013. The West Virginia treasurer's office appealed that dismissal and in June 2015 the West Virginia Supreme court reversed the dismissal and remanded the case back to the trial court to, among other things, permit the Treasurer to examine insurers for compliance with unclaimed property laws. The Company and GLIC elected to participate in the early alternative dispute resolution procedure outlined in the trial court's post-remand case management order and a first meeting to mediate the matter was held on February 1, 2017. Also, the Company is currently being examined by Delaware's Department of Finance, which has retained a third-party audit firm, Kelmar Associates, LLC, to examine the Company. On November 16, 2017, the Company notified Delaware of its intention to convert the audit to a review under the Secretary of State Unclaimed Property Voluntary Disclosure Agreement Program. Delaware authorized this conversion request on December 5, 2017. The Company continues to cooperate with respect to these reviews, exams and investigations as appropriate.

   As of December 31, 2018, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters.

  (b) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   As of December 31, 2018 and 2017, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $7.3 and $7.7, respectively, and a related premium tax benefit asset of $7.4 and $8.0, respectively. These amounts represent management's best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company's share of the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law.

   The following table provides information about the Company's guaranty funds receivable as of December 31, 2018 and 2017:

                                                                        2018 2017
                                                                        ---- ----
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end............................................ $8.0 $6.9
   Decreases current year:
       Premium tax offset applied......................................  0.5  0.6
       Other adjustment................................................  0.1   --
       True up adjustment..............................................  0.5   --
   Increases current year:
       Cash payment adjustment.........................................  0.5  0.9
       True up adjustment..............................................   --  0.8
                                                                        ---- ----
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end.......................................... $7.4 $8.0
                                                                        ==== ====

   The following tables provide information about the Company's undiscounted and discounted amount of the guaranty fund assessments and related assets by insolvency as of December 31, 2018 and 2017:

                                            2018
----------------------------------------------------------------------------------------------
                                               Guaranty fund assessment     Related assets
                                               -----------------------  -----------------------
Name of the Insolvency                         Undiscounted  Discounted Undiscounted Discounted
----------------------                         ------------  ---------- ------------ ----------
American Network Insurance Company............     $0.4         $--         $0.2        $--
Penn Treaty Network Company America Insurance
  Company.....................................      0.4          --          0.4         --
                                                   ----         ---         ----        ---
Total.........................................     $0.8         $--         $0.6        $--
                                                   ====         ===         ====        ===

                                            2017
----------------------------------------------------------------------------------------------
                                               Guaranty fund assessment     Related assets
                                               -----------------------  -----------------------
Name of the Insolvency                         Undiscounted  Discounted Undiscounted Discounted
----------------------                         ------------  ---------- ------------ ----------
American Network Insurance Company............     $0.4         $--         $0.2        $--
Penn Treaty Network Company America Insurance
  Company.....................................      0.3          --          0.2         --
                                                   ----         ---         ----        ---
Total.........................................     $0.7         $--         $0.4        $--
                                                   ====         ===         ====        ===

   In 2009, the Pennsylvania Insurance Commissioner (the "Commissioner") placed long-term care insurer Penn Treaty Network Company America Insurance Company and one of its subsidiaries, American Network Insurance Company (collectively, "Penn Treaty") in rehabilitation, an intermediate action before insolvency, and subsequently petitioned a state court to convert the rehabilitation into a liquidation. On November 9, 2016, the state court held a hearing on the

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

Commissioner's petition to convert the rehabilitation into liquidation with no objections. On March 1, 2017, the Pennsylvania Commonwealth court approved petitions to liquidate Penn Treaty due to financial difficulties that could not be resolved through rehabilitation. As a result, the Company accrued guaranty fund liabilities of $0.9 in 2017 related to Penn Treaty. The Company recorded a pre-tax impact of $0.3, net of premium tax credits, in 2017 related to Penn Treaty. The amounts shown in the charts above in the guaranty fund assessments column represent the assessments paid to guaranty associations and the amounts shown in the related assets column are the premium tax credit available.

  (c) Related Party Guarantees

   The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company's annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company's structured settlement business.

   There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee were $239.2 as of December 31, 2018. The guarantee will remain intact until modified or rescinded by the Company's board of directors.

  (d) Commitments

   As of December 31, 2018, the Company had future commitments of $5.5 on its investments in limited partnerships, $4.1 in commercial mortgage loans and $6.0 in private placement securities. These limited partnerships are part of the Company's private equity and real estate programs. The funding commitments relate to future equity stakes taken in portfolio of private companies, first mortgage loans and mezzanine debt.

(8)Reinsurance

   The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers. As of December 31, 2018, all third-party reinsurers maintained an A.M. Best Company, Inc. ("A.M. Best") rating of "B+" or better or provide collateral as security, except Scottish Re US Inc. ("Scottish Re"), which is not rated and does not provide collateral. Total ceded reserves to Scottish Re were $24.7 as of December 31, 2018. In March 2019, A.M. Best withdrew its ratings of Union Fidelity Life Insurance Company ("UFLIC"), one of the Company's significant reinsurers as discussed below, and Employers Reassurance Corporation at the request of those companies. The Company does not expect any impact from this action and will continue to take reserve credit for reinsurance with these companies. In addition, UFLIC has a trust and guarantee from its parent as further discussed below.

   The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2018, 2017 and 2016 were as follows:

                    Premiums earned                 Benefits incurred
            -------------------------------  -------------------------------
               2018       2017       2016       2018       2017       2016
            ---------  ---------  ---------  ---------  ---------  ---------
   Direct.. $ 1,226.6  $ 1,295.6  $ 1,464.2  $ 2,251.4  $ 2,212.2  $ 2,135.6
   Assumed.     299.0      350.5      350.8      261.3      241.9      219.4
   Ceded...  (1,519.2)  (1,125.4)  (4,171.6)  (1,689.7)  (1,575.8)  (1,504.9)
            ---------  ---------  ---------  ---------  ---------  ---------
      Net.. $     6.4  $   520.7  $(2,356.6) $   823.0  $   878.3  $   850.1
            =========  =========  =========  =========  =========  =========

   The Company did not have any retrospectively rated contracts or contracts subject to redetermination.

  Affiliated Special Purpose Captives Reinsurance Transactions

   The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2018 and 2017 related to these treaties were as follows:

                                                   2018     2017
                                                 -------- --------
              Universal Life Insurance Business
              Rivermont......................... $  441.2 $  425.6
              JLIC..............................     60.8     58.5

              Term Life Insurance Business
              RLIC VI........................... $  808.0 $  810.6
              RLIC VII..........................    577.7    633.8
              RLIC VIII.........................  1,038.1  1,012.0
              RLIC IX...........................    773.0    796.4
              RLIC X............................    744.4    661.0

  Rivermont

   On October 24, 2006, the Company entered into an indemnity reinsurance agreement with Rivermont to cede certain universal life insurance reserves from the Company to Rivermont on a coinsurance and modified coinsurance ("Modco") basis for policies issued by or assumed from other affiliates of the Company with policy effective dates in calendar year 1999 and January 1, 2001 through June 30, 2006.

   On October 24, 2006, as a first part of the securitization of its excess AG38 (also known as AXXX) reserves, Rivermont sold $315.0 of surplus notes to fund the excess AXXX statutory reserves for the universal life insurance business that was assumed from the Company in the fourth quarter of 2006. Assets are held in a trust to the benefit of the Company as collateral.

   Genworth has entered into a liquidity commitment agreement with Rivermont and the capital market trusts that hold the surplus notes issued by Rivermont. The liquidity commitment agreement maintains that Genworth will, on the maturity date of the surplus notes (45 years from date of issue) loan to each capital market trust an amount equal to the then market value of assets held in the reinsurance trust.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Genworth Holdings has entered into a limited guaranty with Rivermont pursuant to which Genworth Holdings has guaranteed that Rivermont will receive a prescribed rate of return on the Modco reinsurance assets. The intent of the limited guaranty is to mitigate credit/interest rate risk within Rivermont and leave Rivermont with only insurance (mortality) risk. The Genworth Holdings limited guaranty provides Rivermont with the required liability payments in the event that there is a shortfall in Rivermont's ability to fund its interest obligations. The probability of a Genworth Holdings payment is remote and only occurs if cash flows from (a) actual earned interest income from economic reserve assets, (b) investment income on Modco Assets, and (c) calculated experience refunds from mortality gains, are insufficient to cover the liability payments. The value of the limited guaranty was $2.1 and $4.3 as of December 31, 2018 and 2017, respectively.

   On October 24, 2006, the Company entered into an agreement with MBIA, the financial guarantor, for the benefit of Rivermont. The agreement, among other things, obligates the Company (subject to certain exclusions) to indemnify and hold harmless Rivermont, MBIA, and Milliman from and against any and all claims, liabilities, losses, costs and expenses, and damages that may be incurred by or asserted against Rivermont, MBIA and Milliman by any party relating to or arising out of the transactions contemplated by the reinsurance agreement between the Company and Rivermont dated October 24, 2006, or certain related agreements, to the extent that such losses, claims, liabilities, expenses or damages resulted from Rivermont's failure to make any payment required to be made by it to any party under any such agreement, but excluding any payments of premiums, fees and expenses to be made in the ordinary course, and payments of principal and interest on the surplus notes issued by Rivermont.

  JLIC

   The Company has reinsurance agreements whereby it cedes universal life and term life insurance policies to JLIC.

   Effective January 1, 2016, the Company recaptured a 10% quota share for certain term life insurance policies, issued between January 1, 2001 and January 31, 2001, from JLIC with $57.3 in statutory reserves, receiving a recapture payment of $9.5 as consideration.

  RLIC VI

   Effective November 1, 2013, the Company entered into a coinsurance with funds withheld agreement with RLIC VI to cede term life insurance business to RLIC VI. RLIC VI simultaneously entered into a monthly renewable term ("MRT") reinsurance agreement with GLIC to cede the mortality risk on the reinsurance policies assumed from the Company. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. At the same time, RLIC VI also entered into an XOL reinsurance agreement with the Company and Canada Life, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VI in an amount, subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

   Effective September 1, 2016, the Company amended and restated the existing coinsurance with funds withheld agreement with RLIC VI, the existing XOL reinsurance agreement treaty with Canada Life and RLIC VI, and the existing MRT reinsurance agreement with GLIC and RLIC VI to include substantially all of the term life insurance business recaptured from Brookfield Life and Annuity Insurance Company ("BLAIC"). As a result of this amendment, the Company ceded $229.9 of initial premiums, with an initial allowance of $165.5 to RLIC VI. The net consideration of $64.4 was withheld and recorded as funds withheld.

   Effective December 1, 2017, RLIC VI recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with New Reinsurance Company Ltd ("NewRe") whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC VI, as well as the XOL between the Company, RLIC VI, and Canada Life were amended to reflect the MRT reinsurance agreement change.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   During 2018 and 2017, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $2.4 and $0.2 at the beginning of the period of recapture for the years ended December 31, 2018 and 2017, respectively.

  RLIC VII

   On April 7, 2009, the Company and RLIC VII entered into an indemnity coinsurance agreement, effective January 1, 2009, to cede certain term life insurance business issued by the Company in 2002. Effective December 2, 2010, the reinsurance treaty with RLIC VII was amended to change the mode of reinsurance from coinsurance to a combination of coinsurance and coinsurance with funds withheld.

   RLIC VII collateralized its obligations under the reinsurance agreement through a combination of funds withheld, an unconditional trust and LoCs. The LoCs had a face amount of $639.0 and were issued by Goldman Sachs Bank USA for the benefit of the Company to collateralize non-economic reserves. The LoCs did not meet the requirements of an unconditional LoC under Virginia's credit for reinsurance requirements. However, the Virginia Bureau approved the LoCs as another form of acceptable collateral.

   On April 6, 2016, RLIC VII paid Goldman Sachs $2.0 in cash and terminated both LoCs.

   Effective April 1, 2016, the Company recaptured all previously ceded term life insurance business from RLIC VII. In connection with the recapture, the Company paid RLIC VII a net terminal payment of $19.0. The terminal payment consisted of a $147.7 recapture payment which was recorded as ceding commission income on reinsurance ceded, a final monthly account balance payment of $1.3 which decreased net reinsurance receivable, and a $165.4 terminal reserve adjustment which decreased funds held by or deposited with reinsured companies.

   Effective April 1, 2016, the Company entered into a new coinsurance agreement with funds withheld with RLIC VII to cede effectively the same term life insurance business which the Company previously recaptured from RLIC
VII. As a result of this agreement, RLIC VII assumed $740.1 of initial premiums with an initial allowance of $562.2. The net consideration of $177.9 was withheld by the Company and deposited into a funds withheld account. RLIC VII also entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on policies assumed from the Company.

   Effective April 1, 2016, the Company also entered into an XOL reinsurance agreement with SCOR Global Life SE and RLIC VII. As per this XOL reinsurance agreement, SCOR Global Life SE will pay claims up to the difference between full statutory reserves and qualified reserves, subject to a cap, if both the funds withheld account and RLIC VII's capital and surplus, as supported by settlements under the MRT reinsurance agreement, are exhausted.

   During 2017, under the terms of the coinsurance treaty with RLIC VII, the Company recaptured term life insurance policies from RLIC VII where the level term period of the policies had expired. Reserves ceded on recaptured policies were $2.6 at the beginning of the period of recapture.

  RLIC VIII

   On April 1, 2010, the Company entered into a reinsurance agreement with RLIC VIII to cede certain term life insurance business from the Company to RLIC VIII on a coinsurance with funds withheld basis for policies issued in the year 2006.

   Effective January 1, 2015, the Company recaptured previously ceded term life insurance business from RLIC VIII and entered into a new coinsurance with funds withheld agreement with RLIC VIII to cede effectively the same term life insurance business previously recaptured from RLIC VIII.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Effective January 1, 2015, RLIC VIII simultaneously entered into a MRT reinsurance agreement with SCOR Global Life USA Reinsurance Company to retrocede 90% of the mortality risk on the reinsurance policies assumed from the Company.

   Effective January 1, 2015, RLIC VIII also entered into an XOL reinsurance agreement with the Company and SCOR Global Life SE, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC VIII in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

   During 2017, under the terms of the coinsurance treaty with RLIC VIII, the Company recaptured term life insurance policies from RLIC VIII where the level term period of the policies had expired. Reserves ceded on recaptured policies were $2.1 at the beginning of the period of recapture.

  RLIC IX

   Effective October 1, 2012, the Company entered into a coinsurance with funds withheld agreement to cede certain term life insurance business to RLIC IX. Concurrently, RLIC IX entered into a MRT reinsurance agreement with Hannover Re (Ireland) Plc ("Hannover Ireland") to retrocede 100% of the mortality risk on the reinsured policies assumed from the Company to Hannover Ireland. Effective October 1, 2012, RLIC IX also entered into an XOL reinsurance agreement with the Company and BLAIC, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC IX in an amount equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 1, 2016, RL IX recaptured all of the risks ceded to BLAIC and terminated the XOL reinsurance agreement.

   Effective July 1, 2016, the Company entered into a new XOL reinsurance agreement with Canada Life and RLIC IX. As per this new XOL reinsurance agreement, Canada Life will pay claims up to the difference between full statutory reserves and qualified reserves subject to a cap, if both the funds withheld account and the RLIC IX capital and surplus, as supported by settlements under the MRT reinsurance agreement between the Company and Hannover Ireland, are exhausted.

  RLIC X

   Effective June 20, 2014, the Company and RLIC X amended and restated their existing coinsurance agreement, effective April 1, 2013, to assume certain term life insurance business issued by the Company in 2009 and 2010. As a result of these amendments, RLIC X assumed $128.4 of initial premiums with an initial allowance of $97.6. The net consideration of $30.8 was withheld by the Company and deposited into a funds withheld account. In conjunction with the amending and restating of the coinsurance agreement, the Company, RLIC X, and Hannover also amended and restated their XOL reinsurance agreement.

   Effective April 1, 2013, the Company entered into a coinsurance with funds withheld reinsurance agreement to cede certain level term life insurance business to RLIC X, which was subsequently amended and restated in 2014 to include additional term life insurance business. Effective April 1, 2013, RLIC X entered into a MRT reinsurance agreement with GLIC to retrocede the mortality risk on the reinsured policies assumed from the Company to GLIC. This MRT reinsurance agreement excluded those policies which were originally written by GLIC. Effective April 1, 2013, RLIC X also entered into an XOL reinsurance agreement with the Company and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016.

   Effective December 1, 2017, RLIC X recaptured the MRT reinsurance agreement with GLIC and simultaneously entered into a new MRT reinsurance agreement with NewRe whereby it retrocedes 100% of the mortality risk assumed from the Company to NewRe. The coinsurance treaty between the Company and RLIC X, as well as the XOL between the Company, RLIC X, and Hannover were amended to reflect the MRT reinsurance agreement change.

  RLIC & RLIC II

   Effective January 1, 2016, the Company recaptured all term life insurance business ceded to RLIC and RLIC II, receiving recapture payments of $175.9 and $188.3, respectively, as consideration. RLIC and RLIC II were dissolved effective April 11, 2016.

  Other Affiliate Reinsurance Transactions

   Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC, resulting in a $100.0 ceded reserves reduction. Ceded reinsurance reserves to GLIC as of December 31, 2018 and 2017 were $1,073.2 and $1,250.2, respectively.

   Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies including total living coverage ("TLC") insurance policies from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company, resulting in a $397.9 reduction in assumed reserves. Reserves assumed as of December 31, 2018 and 2017 were $1,333.1 and $1,247.4, respectively.

   Effective October 1, 2013, the Company entered into a Modco reinsurance agreement with GLIC to assume single premium deferred annuity business on a Modco basis. Effective July 1, 2017, GLIC recaptured this reinsurance agreement resulting in the recapture of $263.4 of modified coinsurance reserves and paid a recapture payment of $4.3 to the Company.

   Effective November 1, 2016, the Company amended and restated its existing LTC treaty with GLIC to cede the remaining LTC policies to GLIC. As a result of this transaction, the Company paid $1.9 as initial ceding commission to GLIC. Reserves ceded as of December 31, 2018 and 2017 were $89.8 and $98.3, respectively.

   Effective April 1, 2017, the Company assumed certain term life insurance business from GLIC with an initial premium of $68.9 and paid a ceding commission of $48.6 to GLIC. For the net settlement, GLIC transferred bonds of $7.7, mortgage loans of $8.2 and cash of $4.4 to the Company. Reserves assumed as of December 31, 2018 and 2017 were $53.8 and $55.0, respectively.

   Effective April 1, 2017, the Company assumed certain universal life insurance business from GLIC with an initial premium of $101.0 and paid a ceding commission of $4.9 to GLIC. For the net settlement, GLIC transferred bonds of $79.8, mortgage loans of $14.4 and cash of $0.2 to the Company resulting in a loss of $1.7. Reserves assumed as of December 31, 2018 and 2017 were $124.4 and $106.7, respectively.

   Effective April 1, 2017, the Company assumed certain single premium whole life insurance business from GLIC with an initial premium of $134.6 and paid a ceding commission of $2.8 to GLIC. For the net settlement, GLIC transferred bonds of $89.8, mortgage loans of $26.1, policy loans of $14.9 and cash of $0.3 to the Company resulting in a loss of $0.7. Reserves assumed as of December 31, 2018 and 2017 were $119.7 and $128.1, respectively.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


  Offshore Affiliate Reinsurance Transactions

  BLAIC

   In February 2016, as part of restructuring its U.S. life insurance businesses, Genworth announced an initiative to repatriate existing reinsured business from BLAIC, its primary Bermuda domiciled captive reinsurance subsidiary, to its U.S. life insurance subsidiaries in 2016. Effective April 1, 2016, the Company recaptured a block of universal life insurance from BLAIC. In addition, effective July 1, 2016, the Company recaptured a block of term life insurance from BLAIC and terminated a term life insurance XOL reinsurance agreement with BLAIC. The repatriation was completed through the merger of BLAIC with and into GLIC in October 2016.

   Universal Life Insurance

   The Company was a party to a reinsurance agreement to cede certain universal life insurance policies on a Modco 60% first dollar quota share basis to BLAIC. Effective April 1, 2016, the Company recaptured the universal life insurance block of policies from BLAIC resulting in recapture payment of $16.2 to BLAIC.

   Term Life Insurance

   The Company was a party to a reinsurance agreement to cede certain term life insurance between 1996 and 1999 to BLAIC on a coinsurance basis and was subject to the reserving requirements of Regulation XXX. Effective July 1, 2016, the Company recaptured all of the liabilities on the term life insurance policies ceded to BLAIC, resulting in a pre-tax reduction to the Company's capital and surplus of $215.4.

  RLIC IV

   Effective September 1, 2016, the Company recaptured all of the remaining liabilities on the term life insurance policies ceded to RLIC IV. As a result of the recapture, the Company paid recapture fees of $0.8 and recorded a net loss of $2.8. RLIC IV was dissolved on December 1, 2016.

  Significant External Reinsurers

   On April 15, 2004, the Company entered into two reinsurance agreements with UFLIC pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2018 and 2017 were $618.9 and $662.8, respectively, and Modco reserves established by the Company as of December 31, 2018 and 2017 for the separate accounts were $1,454.0 and $1,768.9, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2018 and 2017 were $5,329.5 and $5,464.7, respectively.

   Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2018 and 2017 were $0.5 and $0.7, respectively. To secure the payment of its obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2018, the amount of assets in the trust was $6,440.5.

   Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

business on coinsurance, Modco with funds withheld and yearly renewable term ("YRT") basis. As of December 31, 2018 and 2017, ceded Modco reserves were $752.8 and $598.5, respectively. Ceded yearly renewable term reserves were $154.4 and $77.3, respectively, and ceded coinsurance reserves were $1,370.4 and $1,090.4, respectively.

   Effective December 1, 2018, the Company amended an existing treaty with Hannover containing both term and universal life insurance contracts that are reinsured on a combined coinsurance/modified coinsurance ("Co/Modco") basis and YRT basis. This amendment included the following:

  . Term life insurance conversions issued in 2001 through June 2006 previously reinsured on a 100% quota share YRT basis changed to a 100% quota share Co/Modco basis.

  . Term life insurance issued in 1996 through 2000 previously reinsured on a 25% quota share YRT basis was recaptured and added to an existing reinsurance agreement with the Canada Life as discussed further below.

  . Universal life insurance issued in 1980 through 1998 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was recaptured and added to this treaty on a 100% quota share YRT basis.

  . Term universal life insurance issued in 2009 through 2014 previously reinsured on a 100% quota share YRT basis via a separate reinsurance agreement with Hannover was changed to 80% quota share and the 20% quota share was added to this treaty.

   The items above resulted in a net increase of $293.0 in ceded reserves and an initial gain of $94.3 of which $74.5, net of tax, was deferred. Effective December 1, 2018, the Company also executed several recaptures that were included as part of this amendment, collectively referred to as the "December 1, 2018 Hannover Amendment" in the discussion below. The net impact on ceded reserves of the December 1, 2018 Hannover Amendment was $141.3.

   Effective December 1, 2018, the Company also amended an existing treaty with Canada Life reinsuring a 75% quota share of certain term life insurance business on a YRT basis. As discussed above, the term life insurance issued in 1996 through 2000 previously reinsured to Hannover on a 25% quota share YRT basis was recaptured and added to this treaty, increasing the quota share to 100%. The amendment resulted in a net increase of $56.7 in ceded reserves and an initial gain of $27.7 of which $21.9, net of tax, was deferred.

   Effective December 31, 2014, the Company entered into a reinsurance agreement with Hannover to cede certain term universal life insurance business on a yearly renewable term basis. Effective July 1, 2018, the Company recaptured certain universal life insurance contracts from Hannover under this reinsurance agreement and RGA Reinsurance Company, under a separate reinsurance agreement. As a result, the Company recaptured $105.1 of reserves and received a recapture fee of $0.4.

   Effective August 1, 2018, the Company amended an existing YRT treaty with Hannover to cede all term universal life insurance contracts that were included in the business recaptured on July 1, 2018, except those written by the Company's affiliate, GLICNY. Additionally, contracts included in the existing treaty prior to the amendment on an 80% quota share were increased to a 100% quota share under that amendment. That amendment resulted in $114.3 of initial premiums ceded to Hannover and $94.0 of ceded reserves. As discussed above, the Company further amended the Hannover treaty, reducing the quota share to 80% and added the recaptured 20% quota share to the December 1, 2018 Hannover Amendment. This resulted in a net decrease of $45.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment).

   On December 28, 2017, the Company entered into a binding letter of intent ("LOI") with Hannover. The Company recognized $112.4 of ceded reserves for the LOI as of December 31, 2017. On March 21, 2018, the Company executed the YRT agreement with Hannover to cede certain universal life insurance business, effective December 31, 2017, in response to the LOI. This business was recaptured as part of the December 1, 2018 Hannover Amendment discussed above. The recapture resulted in a net decrease of $106.4 in ceded reserves (included in the net impact above for the December 1, 2018 Hannover Amendment).

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company ("Protective Life") to cede most of the term life insurance business previously recaptured from RLIC, RLIC II and JLIC, and an additional 10% quote share for certain term life insurance business assumed from GLIC. The Company ceded $2,269.2 of estimated initial reserves to Protective Life and received an estimated initial allowance of $1,880.7. In addition, Protective Life paid $62.7 as estimated initial ceding commission to the Company. The estimated initial ceded reserves, estimated initial allowance and estimated initial ceding commission were net settled with the Company making a payment of $325.8 in cash to Protective Life. During the second quarter of 2016, the Company recorded an adjustment to the initial net settlement of $0.1 to reflect actual initial ceded total reserves, actual initial economic reserves, actual initial allowance and actual ceding commission based on the inventory of ceded policies in-force as of January 1, 2016. As of December 31, 2018 and 2017, ceded reserves were $2,010.4 and $2,186.8, respectively.

   Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework

   As of December 31, 2018, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC
X. There were no RBC implications as there was no shortfall as of December 31, 2018.

(9)  StatutoryCapital and Surplus and Dividend Restriction

   The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2018, 2017 and 2016. The RBC ratio of the Company was 845% and 854% as of December 31, 2018 and 2017, respectively.

   State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder.

   The Company is restricted by the Commonwealth of Virginia Insurance Code as to the amount of dividends that may be paid within a 12-consecutive-month period without regulatory consent. That restriction is the greater of statutory net gain from operations for the previous year or 10% of total capital and surplus as of December 31 of the previous year. As of December 31, 2018, the Company has no capacity to make a dividend payment without prior approval in 2019.

(10)Separate Accounts

   The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders' equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets.

   The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ending December 31, 2018, 2017, 2016, 2015 and 2014 were $23.3, $25.3, $34.8, $26.8 and $22.0,

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $34.3, $41.2, $45.7, $49.2 and $52.7, for the past five years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

   Assets supporting the Company's separate account product contracts of $5,451.1 and $6,722.1 as of December 31, 2018 and 2017, respectively, were considered legally insulated and not subject to claims of the general account.

   Information regarding the separate accounts of the Company as of and for the year ended December 31, 2018 was as follows:

                                                    Non-indexed
                                                     guarantee   Non-indexed  Non-guaranteed
                                                    less than or  guarantee      separate
                                                    equal to 4%  more than 4%    accounts     Total
                                                    ------------ ------------ -------------- --------
Premiums, considerations or deposits for the year
  ended December 31, 2018..........................    $  --         $ --        $   28.4    $   28.4
                                                       =====         ====        ========    ========
Reserves as of December 31, 2018:
   For accounts with assets at:
       Fair value..................................    $12.5         $6.1        $5,407.9    $5,426.5
                                                       -----         ----        --------    --------
       Total reserves..............................    $12.5         $6.1        $5,407.9    $5,426.5
                                                       =====         ====        ========    ========
   By withdrawal characteristics:
       With fair value adjustment..................    $12.5         $6.1        $     --    $   18.6
       At fair value...............................       --           --         5,407.9     5,407.9
                                                       -----         ----        --------    --------
       Subtotal....................................     12.5          6.1         5,407.9     5,426.5
       Not subject to discretionary withdrawal.....       --           --              --          --
                                                       -----         ----        --------    --------
       Total.......................................    $12.5         $6.1        $5,407.9    $5,426.5
                                                       =====         ====        ========    ========

   Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2018 was as follows:

                                                                                               2018
                                                                                             -------
Transfers as reported in the Summary of Operations of the separate accounts statement:
   Transfers to separate accounts........................................................... $  28.4
   Transfers from separate accounts.........................................................   804.8
                                                                                             -------
       Net transfers to separate accounts, per the separate accounts annual statement.......  (776.4)
Reconciling adjustments:
   Transfer to separate accounts -- reinsured...............................................   210.8
                                                                                             -------
       Net transfers from separate accounts, per the Statutory Statement of Summary of
         Operations......................................................................... $(565.6)
                                                                                             =======

   All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements.

(11)Leases

   The Company has entered into various lease obligations for field offices throughout the country as well as an operating lease for office equipment. These obligations are part of the Company's normal business operations and are not material in the aggregate.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(12)FHLB Funding Agreement

    (1)The Company is a member of the FHLB Atlanta. Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2018, in the amount of $212.5, which related to total liabilities of $213.2. As of December 31, 2017, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $25.0, which related to total liabilities of $25.0. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, Deposit Type Contracts, consistent with its accounting for other deposit type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The Company has LoCs with FHLB Atlanta in the amount of $28.2, none of which have been drawn upon as of December 31, 2018. The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2018 and 2017. The Company's borrowing capacity, including issuance of letters of credit, is subject to a broad regulatory restriction that limits an insurer from pledging more than 7.0% of its net admitted assets.

    (2)The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2018 and 2017:

       FHLB Capital Stock

       a. Aggregate Totals as of December 31, 2018 and 2017:

                                                                       2018
                                                             -------------------------
                                                                      General Separate
Description                                                   Total   account accounts
-----------                                                  -------- ------- --------
Membership stock -- Class A................................. $     --  $  --    $ --
Membership stock -- Class B.................................     24.0   24.0      --
Activity stock..............................................       --     --      --
Excess stock................................................       --     --      --
                                                             --------  -----    ----
Aggregate total............................................. $   24.0  $24.0    $ --
                                                             ========  =====    ====
Actual or estimated borrowing capacity as determined by the
  insurer................................................... $1,000.0    XXX     XXX

                                                                       2017
                                                             -------------------------
                                                                      General Separate
Description                                                   Total   account accounts
-----------                                                  -------- ------- --------
Membership stock -- Class A................................. $     --  $  --    $ --
Membership stock -- Class B.................................     16.1   16.1      --
Activity stock..............................................       --     --      --
Excess stock................................................       --     --      --
                                                             --------  -----    ----
Aggregate total............................................. $   16.1  $16.1    $ --
                                                             ========  =====    ====
Actual or estimated borrowing capacity as determined by the
  insurer................................................... $1,000.0    XXX     XXX

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


       b. Membership stock (Class A and B) eligible for redemption

                                                     6 months
                               Not eligible   Less   to less  1 to less
                                   for        than     than     than    3 to 5
  Membership stock  2018 total  redemption  6 months  1 year   3 years  years
  ----------------  ---------- ------------ -------- -------- --------- ------
      Class A......   $  --        $--        $--      $--       $--    $  --
      Class B......    24.0         --         --       --        --     24.0

    (3)Collateral Pledged to FHLB

       a. Amount pledged as of December 31, 2018 and 2017:

                                                                      Fair   Carrying Aggregate total
                                                                      value   value      borrowing
                                                                      ------ -------- ---------------
1. Current year total general and separate accounts total collateral
  pledged (Lines 2+3)................................................ $285.4  $248.9      $212.5
2. Current year general account total collateral pledged.............  285.4   248.9       212.5
3. Current year separate accounts total collateral pledged...........     --      --          --
                                                                      ------  ------      ------
4. Prior year-end total general and separate accounts total
  collateral pledged................................................. $ 72.4  $ 58.9      $ 25.0

       b. Maximum amount pledged during reporting period ending December 31, 2018 and 2017:

                                                                             Amount borrowed at
                                                             Fair   Carrying  time of maximum
                                                             value   value       collateral
                                                             ------ -------- ------------------
1. Current year total general and separate accounts maximum
  collateral pledged (Lines 2+3)............................ $285.4  $248.9        $212.5
2. Current year general account maximum collateral
  pledged...................................................  285.4   248.9         212.5
3. Current year separate accounts maximum collateral
  pledged...................................................     --      --            --
                                                             ------  ------        ------
4. Prior year-end total general and separate accounts
  maximum collateral pledged................................ $ 72.4  $ 59.0        $ 25.0

    (4)Borrowing from FHLB

       a. Amount as of December 31, 2018 and 2017:

                                                   2018
        -                           -----------------------------------
                                                              Funding
                                                            agreements
                                           General Separate  reserves
        Description                 Total  account accounts established
        -----------                 ------ ------- -------- -----------
        1. Debt.................... $   -- $   --    $--         XXX
        2. Funding agreements......  212.5  212.5     --      $213.2
        3. Other...................     --     --     --         XXX
                                    ------ ------    ---      ------
        4. Aggregate total (1+2+3). $212.5 $212.5    $--      $213.2
                                    ====== ======    ===      ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                    2017
         -                           ----------------------------------
                                                              Funding
                                                            agreements
                                           General Separate  reserves
         Description                 Total account accounts established
         -----------                 ----- ------- -------- -----------
         1. Debt.................... $  --  $  --    $--         XXX
         2. Funding agreements......  25.0   25.0     --       $25.0
         3. Other...................    --     --     --         XXX
                                     -----  -----    ---       -----
         4. Aggregate total (1+2+3). $25.0  $25.0    $--       $25.0
                                     =====  =====    ===       =====

       b. Maximum amount during reporting period ending December 31, 2018:

                                                    General Separate
           Description                       Total  account accounts
           -----------                       ------ ------- --------
           1. Debt.......................... $   -- $   --    $--
           2. Funding agreements............  212.5  212.5     --
           3. Other.........................     --     --     --
                                             ------ ------    ---
           4. Aggregate total (Lines 1+2+3). $212.5 $212.5    $--
                                             ====== ======    ===

       c. FHLB -- prepayment obligations

                                       Does the company have
                                  prepayment obligations under the
              Description         following arrangements (Yes/No)?
              -----------         --------------------------------
              Debt...............                No
              Funding agreements.                No
              Other..............                No

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(13)Fair Value of Financial Instruments

   The following tables set forth the Company's assets and liabilities that were reported at fair value as of December 31, 2018 and 2017:

                                                           2018
                                        -------------------------------------------
                                                                 Net asset
                                                                   value
                                        Level 1  Level 2 Level 3   (NAV)    Total
                                        -------- ------- ------- --------- --------
Assets
   Bonds:
       Commercial
         mortgage-backed............... $     --  $ 0.2   $  --     $--    $    0.2
                                        --------  -----   -----     ---    --------
          Total bonds..................       --    0.2      --      --         0.2
                                        --------  -----   -----     ---    --------
   Common stock:
       Industrial and
         miscellaneous.................       --     --    24.0      --        24.0
                                        --------  -----   -----     ---    --------
          Total common
            stock......................       --     --    24.0      --        24.0
                                        --------  -----   -----     ---    --------
   Cash equivalents:
       Money market
         mutual funds..................    354.6     --      --      --       354.6
                                        --------  -----   -----     ---    --------
          Total cash
            equivalents................    354.6     --      --      --       354.6
                                        --------  -----   -----     ---    --------
   Derivative assets:
       Equity index
         options.......................       --     --    39.0      --        39.0
                                        --------  -----   -----     ---    --------
          Total
            derivative
            assets.....................       --     --    39.0      --        39.0
                                        --------  -----   -----     ---    --------
   Separate account
     assets............................  5,417.5   22.8     1.9      --     5,442.2
                                        --------  -----   -----     ---    --------
              Total
                assets................. $5,772.1  $23.0   $64.9     $--    $5,860.0
                                        ========  =====   =====     ===    ========
Liabilities
   Derivative
     liabilities:
       Equity return
         swaps......................... $     --  $  --   $  --     $--    $     --
                                        --------  -----   -----     ---    --------
          Total
            derivative
            liabilities................       --     --      --      --          --
                                        --------  -----   -----     ---    --------
              Total
                liabilities............ $     --  $  --   $  --     $--    $     --
                                        ========  =====   =====     ===    ========

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                      2017
                                        ---------------------------------
                                        Level 1  Level 2 Level 3  Total
                                        -------- ------- ------- --------
Assets
   Bonds:
       Commercial
         mortgage-backed............... $     --  $ 0.2   $  --  $    0.2
                                        --------  -----   -----  --------
          Total bonds..................       --    0.2      --       0.2
                                        --------  -----   -----  --------
   Common stock:
       Industrial and
         miscellaneous.................       --     --    16.1      16.1
                                        --------  -----   -----  --------
          Total common
            stock......................       --     --    16.1      16.1
                                        --------  -----   -----  --------
   Cash equivalents:
       Money market
         mutual funds..................    392.8     --      --     392.8
                                        --------  -----   -----  --------
          Total cash
            equivalents................    392.8     --      --     392.8
                                        --------  -----   -----  --------
   Derivative assets:
       Equity index
         options.......................       --     --    79.6      79.6
                                        --------  -----   -----  --------
          Total
            derivative
            assets.....................       --     --    79.6      79.6
                                        --------  -----   -----  --------
   Separate account
     assets............................  6,670.4   39.9     3.2   6,713.5
                                        --------  -----   -----  --------
              Total
                assets................. $7,063.2  $40.1   $98.9  $7,202.2
                                        ========  =====   =====  ========
Liabilities
   Derivative
     liabilities:
       Equity return
         swaps......................... $     --  $ 2.0   $  --  $    2.0
                                        --------  -----   -----  --------
          Total
            derivative
            liabilities................       --    2.0      --       2.0
                                        --------  -----   -----  --------
              Total
                liabilities............ $     --  $ 2.0   $  --  $    2.0
                                        ========  =====   =====  ========

   The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2018, 2017 and 2016:

                                                                            2018
                          -------------------------------------------------------------------------------------------
                                                           Total
                                                         gains and
                          Beginning                      (losses)    Total
                           balance                       included  gains and
                            as of    Transfers Transfers  in net    (losses)
                          January 1,   in to    out of    income    included
Investments                  2018     Level 3   Level 3   (loss)   in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- ------  -----------
Common stock.............   $16.1       $--       $--      $  --     $   --     $ 8.5      $--    $ (0.6)    $  --
Separate account assets..     3.2        --        --         --       (0.1)       --       --        --      (1.2)
Derivative assets........    79.6        --        --       16.2      (50.7)     74.8       --     (80.9)       --
                            -----       ---       ---      -----     ------     -----      ---    ------     -----
   Total assets..........   $98.9       $--       $--      $16.2     $(50.8)    $83.3      $--    $(81.5)    $(1.2)
                            =====       ===       ===      =====     ======     =====      ===    ======     =====

                          -------------


                             Ending
                            balance
                             as of
                          December 31,
Investments                   2018
-----------               ------------
Common stock.............    $24.0
Separate account assets..      1.9
Derivative assets........     39.0
                             -----
   Total assets..........    $64.9
                             =====

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


                                                                            2017
                          --------------------------------------------------------------------------------------------
                                                           Total
                                                         gains and
                          Beginning                      (losses)    Total
                           balance                       included  gains and
                            as of    Transfers Transfers  in net    (losses)
                          January 1,   in to    out of    income    included
Investments                  2017     Level 3   Level 3   (loss)   in surplus Purchases Issuances  Sales   Settlements
-----------               ---------- --------- --------- --------- ---------- --------- --------- -------  -----------
Common stock.............   $15.0       $--       $--      $  --      $ --      $ 1.1      $--    $    --     $  --
Separate account assets..     5.0        --        --         --        --         --       --         --      (1.8)
Derivative assets........    72.0        --        --       49.6       7.8       72.0       --     (121.8)       --
                            -----       ---       ---      -----      ----      -----      ---    -------     -----
   Total assets..........   $92.0       $--       $--      $49.6      $7.8      $73.1      $--    $(121.8)    $(1.8)
                            =====       ===       ===      =====      ====      =====      ===    =======     =====

                          -------------


                             Ending
                            balance
                             as of
                          December 31,
Investments                   2017
-----------               ------------
Common stock.............    $16.1
Separate account assets..      3.2
Derivative assets........     79.6
                             -----
   Total assets..........    $98.9
                             =====

                                                                             2016
                          ---------------------------------------------------------------------------------------------
                                                             Total
                                                           gains and
                          Beginning                        (losses)    Total
                           balance                         included  gains and
                            as of    Transfers  Transfers   in net    (losses)
                          January 1,   in to      out of    income    included
Investments                  2016    Level 3(a) Level 3(b)  (loss)   in surplus Purchases Issuances  Sales  Settlements
-----------               ---------- ---------- ---------- --------- ---------- --------- --------- ------  -----------
Loan-backed and
  structured securities
  (NAIC-3-3).............   $  --       $0.2      $(0.2)     $  --     $  --      $  --      $--    $   --     $  --
Common stock.............    15.0         --         --         --        --         --       --        --        --
Separate account assets..     6.0         --         --         --      (0.2)        --       --        --      (0.8)
Derivative assets........    28.3         --         --       (3.2)     15.3       74.3       --     (43.6)      0.9
                            -----       ----      -----      -----     -----      -----      ---    ------     -----
   Total assets..........   $49.3       $0.2      $(0.2)     $(3.2)    $15.1      $74.3      $--    $(43.6)    $ 0.1
                            =====       ====      =====      =====     =====      =====      ===    ======     =====
Derivative liabilities...   $ 0.3       $ --      $  --      $ 0.2     $(0.5)     $  --      $--    $   --     $  --
                            -----       ----      -----      -----     -----      -----      ---    ------     -----
   Total liabilities.....   $ 0.3       $ --      $  --      $ 0.2     $(0.5)     $  --      $--    $   --     $  --
                            =====       ====      =====      =====     =====      =====      ===    ======     =====

                          -------------


                             Ending
                            balance
                             as of
                          December 31,
Investments                   2016
-----------               ------------
Loan-backed and
  structured securities
  (NAIC-3-3).............    $  --
Common stock.............     15.0
Separate account assets..      5.0
Derivative assets........     72.0
                             -----
   Total assets..........    $92.0
                             =====
Derivative liabilities...    $  --
                             -----
   Total liabilities.....    $  --
                             =====

--------
(a)Transferred from Level 2 to Level 3 because of lack of observable market data due to decrease in market activity for these securities or movement from amortized cost reporting to fair value.
(b)Transferred from Level 3 to Level 2 because of observable market data became available for these securities or movement from fair value reporting to amortized cost.

   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments.

   There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date.

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


   The following tables set forth the Company's financial instruments' fair value, admitted amounts and level of fair value amounts as of December 31, 2018 and 2017:

                                                           2018
-                         ----------------------------------------------------------------------
                                                                                         Not
                                                                           Net asset practicable
                          Aggregate  Admitted                                value    (carrying
Financial instruments     fair value  assets   Level 1   Level 2  Level 3    (NAV)     value)
---------------------     ---------- --------- -------- --------- -------- --------- -----------
Bonds.................... $11,539.4  $11,329.0 $     -- $10,410.0 $1,129.4    $--        $--
Preferred and common
  stocks-nonaffiliates...      68.9       70.5     19.0      25.0     24.9     --         --
Separate account assets..   5,442.3    5,442.3  5,417.5      22.9      1.9     --         --
Mortgage loans...........   1,874.1    1,867.2       --        --  1,874.1     --         --
Short-term investments...       2.0        2.0       --       2.0       --     --         --
Cash equivalents.........     383.6      383.6    383.6        --       --     --         --
Other invested assets....      63.5       56.3       --      63.5       --     --         --
Securities lending
  reinvested collateral..      24.0       24.0       --      24.0       --     --         --
Derivative assets........      40.2       39.7       --       1.2     39.0     --         --
Derivative liabilities...        --         --       --        --       --     --         --

                                                      2017
-                         ------------------------------------------------------------
                                                                               Not
                                                                           practicable
                          Aggregate  Admitted                               (carrying
Financial instruments     fair value  assets   Level 1   Level 2  Level 3    value)
---------------------     ---------- --------- -------- --------- -------- -----------
Bonds.................... $12,216.8  $11,278.2 $     -- $11,153.9 $1,062.9     $--
Preferred and common
  stocks-nonaffiliates...      65.2       62.6     31.9      16.3     17.0      --
Separate account assets..   6,713.5    6,713.5  6,670.4      39.9      3.2      --
Mortgage loans...........   1,832.6    1,775.4       --        --  1,832.6      --
Short-term investments...       9.9        9.9       --       9.9       --      --
Cash equivalents.........     392.8      392.8    392.8        --       --      --
Other invested assets....      68.5       56.3       --      68.5       --      --
Securities lending
  reinvested collateral..      43.5       43.5       --      43.5       --      --
Derivative assets........      79.6       79.6       --        --     79.6      --
Derivative liabilities...       2.0                  --       2.0       --      --

   The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2018 and 2017, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value.

(14)Retained Assets

   The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)

eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form.

   Depending upon the terms of the underlying insurance policy, which could require a higher interest rate than the credited interest rate, the Company's credited interest rates for retained asset accounts were 0.2% during the year ended December 31, 2018 and ranged from 0.1% to 0.2% during the year ended December 31, 2017. During the year ended December 31, 2016, the Company's credited interest rates for retained asset accounts were 0.1%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company's secure access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC's sample bulletin on retained asset accounts issued in December 2010.

   The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2018 and 2017:

                                                   In force
                                       ---------------------------------
                                             2018             2017
                                       ---------------- ----------------
                                       Number of        Number of
                                       policies  Amount policies  Amount
                                       --------- ------ --------- ------
        Up to and including 12 months.     190   $ 31.2     183   $ 33.2
        13 to 24 months...............     159     25.4     207     25.2
        25 to 36 months...............     170     19.7     330     43.2
        37 to 48 months...............     296     33.7     416     49.5
        49 to 60 months...............     377     38.5     400     37.5
        Over 60 months................   4,120    222.3   4,080    202.3
                                         -----   ------   -----   ------
           Total......................   5,312   $370.8   5,616   $390.9
                                         =====   ======   =====   ======

   The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2018, 2017 and 2016. There were no group contracts in 2018, 2017 and 2016.

                                2018              2017              2016
                          ----------------  ----------------  ----------------
                          Number of         Number of         Number of
                          policies  Amount  policies  Amount  policies  Amount
                          --------- ------  --------- ------  --------- ------
Retained assets accounts
  as of the beginning of
  the year...............   5,616   $390.9    5,927   $409.6    6,228   $436.4
Retained asset accounts
  issued/added during
  the year...............     220     46.5      204     48.1      279     56.9
Investment earnings
  credited to retained
  asset accounts during
  the year...............      --      9.7       --     10.2       --     10.8
Fees and other charges
  assessed to retained
  asset accounts during
  the year...............      --       --       --       --       --       --
Retained asset accounts
  transferred to state
  unclaimed property
  funds during the year..     (19)    (0.2)     (13)      --      (16)    (0.1)
Retained asset accounts
  closed/withdrawn
  during the year........    (505)   (76.1)    (502)   (77.0)    (564)   (94.4)
                            -----   ------    -----   ------    -----   ------
Retained asset accounts
  at the end of the year.   5,312   $370.8    5,616   $390.9    5,927   $409.6
                            =====   ======    =====   ======    =====   ======

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                 Years Ended December 31, 2018, 2017 and 2016
                         (Dollar amounts in millions)


(15)Risk Sharing Provisions of the Affordable Care Act

   The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions.

(16)Investments in Subsidiary, Controlled and Affiliates Entities

   The Company has two controlling investments in the common stock of noninsurance subsidiaries as of December 31, 2018 and 2017:

                                                                                                 NAIC reject
Description of                                                     NAIC     2018      2017    entity's valuation
SCA investment                   Admitted                Type of response   NAIC      NAIC         method,
(excluding 8.b.i          Gross   asset   Date of filing  NAIC   received valuation valuation    resubmission
entities)                 amount  amount     to NAIC     filing  (yes/no)  amount    amount   required (yes/no)
---------                 ------ -------- -------------- ------- -------- --------- --------- ------------------
ASI (VA)*................ $  --   $  --      9/6/2017     Sub-1    yes      $  --     $  --           no
Newco (VA)...............  39.2    39.2      6/5/2018     Sub-2    yes       37.2      37.3           no
                          -----   -----                                     -----     -----
Aggregate Total.......... $39.2   $39.2                                     $37.2     $37.3
                          =====   =====                                     =====     =====

--------
*  ASI (VA) rounds to zero.

   See Note 2b for information related to the permitted practices of the Company's insurance subsidiaries which are carried at zero and had no impact on the Company's surplus.

(17)Subsequent Events

   On March 6, 2019, Scottish Re, a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. It is contemplated that a plan of rehabilitation for Scottish Re, if feasible, will be filed and approved within 120 days of the Rehabilitation Order. As of March 31, 2019, the Company had a receivable of $3.1 from Scottish Re, of which $2.8 related to March 2019 activity. At this time, the Company expects to collect all amounts due from Scottish Re; however, it will continue to monitor the developments related to the rehabilitation.

   There were no other material events that occurred subsequent to December 31, 2018. Subsequent events have been considered through April 22, 2019, the date the statutory financial statements were issued.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a)  Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b)  Exhibits

 (1)(a)        Resolution of Board of Directors of The Life Insurance Company of
               Virginia authorizing the Establishment of Life of Virginia Separate
               Account 4. Previously filed on May 1, 1998 with Post-Effective
               Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4,
               Registration No. 033-76334.

 (1)(a)(i)     Resolution of the Board of Directors of GE Life & Annuity authorizing the change in name of Life of Virginia Separate Account 4 to GE Life
               & Annuity Separate Account 4. Previously filed on July 17, 1998 with
               Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334.

 (1)(b)        Resolution of the Board of Directors of GE Life and Annuity Assurance
               Company authorizing the change in name of GE Life and Annuity
               Assurance Company to Genworth Life and Annuity Insurance Company.
               Previously filed on January 3, 2006 with Post-Effective Amendment
               No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-31172.

 (1)(b)(i)     Resolution of the Board of Directors of GE Life and Annuity Assurance
               Company authorizing the change in name GE Life & Annuity Separate
               Account 4 to Genworth Life & Annuity VA Separate Account 1.
               Previously filed on January 3, 2006 with Post-Effective Amendment
               No. 24 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
               Registration No. 333-31172.

 (2)           Not Applicable.

 (3)(a)        Underwriting Agreement between GE Life and Annuity Assurance Company and Capital Brokerage Corporation. Previously filed on December 12,
               2001 with Pre-Effective Amendment No. 1 to Form S-1 for GE Life and
               Annuity Assurance Company, Registration No. 333-69786.

    (b)        Dealer Sales Agreement. Previously filed on December 12, 2001 with
               Pre-Effective Amendment No. 1 to Form S-1 for GE Life and Annuity
               Assurance Company, Registration No. 333-69786.

 (4)(a)        Contract Form P1154 4/00. Previously filed on September 2, 2000 with
               Post-Effective Amendment No. 1 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 333-31172.

    (b)        Endorsements to Contract.

    (b)(i)     Terminal Illness Nursing Home Endorsement P5122 10/98. Previously
               filed on May 1, 1998 with Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 033-76334

    (b)(ii)    IRA Endorsement P5090F 7/97. Previously filed on May 1, 1998 with
               Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
               Separate Account 4, Registration No. 033-76334

    (b)(ii)(a) IRA Endorsement P5364 8/07. Previously filed on November 27, 2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth Life &
               Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)(iii)    Roth IRA P5100 6/99. Previously filed on May 1, 1998 with
                Post-Effective Amendment No. 9 to Form N-4 for GE Life & Annuity
                Separate Account 4, Registration No. 033-76334

    (b)(iii)(a) Roth IRA Endorsement P5365 8/07. Previously filed on November 27,
                2007 with Post-Effective Amendment No. 33 to Form N-4 for Genworth
                Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)(iv)     Optional Death Benefit Rider P5135 4/00. Previously filed on December
                18, 1998 with Pre-Effective Amendment No. 1 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-62695.

    (b)(v)      Optional Enhanced Death Benefit Rider P5140 8/00. Previously filed on
                September 1, 2000 with Post-Effective Amendment 1 to Form N-4 for GE
                Life & Annuity Separate Account 4, Registration No. 333-31172.

    (b)(vi)     Optional Death Benefit Rider P5152 12/00. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(vii)    Optional Enhanced Death Benefit Rider P5153 12/00. Previously filed on July 17, 1998 with Post-Effective Amendment No. 11 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 033-76334.

    (b)(viii)   Monthly Income Benefit Endorsement P5154 12/00. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

    (b)(ix)     Optional Enhanced Death Benefit Rider P5161 3/01. Previously filed on
                February 27, 2001 with Post-Effective Amendment No. 3 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-62695.

 (4)(b)(x)      Death Provisions Endorsement P5221 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xi)     Annual Step-Up Benefit Rider P5222 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xii)    Rollup Death Benefit Rider P5223 1/03. Previously filed on February
                18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life
                & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xiii)   Greater of Annual Step-Up and Rollup Death Benefit Rider P5224 1/03.
                Previously filed on February 18, 2003 with Post-Effective Amendment
                No. 7 to Form N-4 for GE Life & Annuity Separate Account 4,
                Registration No. 333-31172.

 (4)(b)(xiv)    Joint Owner Endorsement P5227 1/03. Previously filed on February 18,
                2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life &
                Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xv)     Annuity Cross Funded Endorsement P5228 1/03. Previously filed on
                February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for
                GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvi)    Earnings Protector Death Benefit Rider P5239 1/03. Previously filed on February 18, 2003 with Post-Effective Amendment No. 7 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xvii)     GE Life and Annuity Assurance Company Guarantee Account Rider.
                  Previously filed on August 19, 2003 with Post-Effective Amendment No.
                  10 to Form N-4 for GE Life & Annuity Separate Account 4, Registration
                  No. 333-31172.

 (4)(b)(xviii)    Guaranteed Income Rider. Previously filed on December 3, 2003 with
                  Post-Effective Amendment No. 13 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xviii)(a) Guaranteed Income Rider. Previously filed on April 27, 2005 with
                  Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-31172.

 (4)(b)(xix)      Payment Protection Rider. Previously filed on February 23, 2004 with
                  Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity
                  Separate Account 4, Registration No. 333-47732.

 (4)(b)(xix)(a)   Payment Protection with Commutation Immediate and Deferred Variable
                  Annuity Rider. Previously filed on September 1, 2006 with Post
                  Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA
                  Separate Account 1, Registration No. 333-31172.

 (4)(b)(xx)       Guaranteed Minimum Withdrawal Benefit Rider. Previously filed on
                  February 23, 2004 with Post-Effective Amendment No. 11 to Form N-4 for GE Life & Annuity Separate Account 4, Registration No. 333-47732.

 (4)(b)(xxi)      Guaranteed Income Rollover Rider. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
                  Annuity Separate Account 4, Registration No. 333-31172.

 (4)(b)(xxii)     Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on July 26, 2005 with Post-Effective Amendment No. 22 to Form
                  N-4 for GE Life & Annuity Separate Account, Registration No.
                  333-31172.

 (4)(b)(xxii)(a)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on September 1, 2006 with Post Effective Amendment No. 28 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (4)(b)(xxii)(b)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (4)(b)(xxii)(c)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on November 27, 2007 with Post-Effective Amendment No. 33 to
                  Form N-4 for Genworth Life & Annuity VA Separate Account 1,
                  Registration No. 333-31172.

 (4)(b)(xxii)(d)  Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
                  filed on June 27, 2008 with Post-Effective Amendment No. 32 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-47732.

 (5)(a)           Form of Application. Previously filed on April 27, 2006 with
                  Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

 (6)(a)           Amended and Restated Articles of Incorporation of Genworth Life and
                  Annuity Insurance Company. Previously filed on January 3, 2006 with
                  Post-Effective Amendment No. 24 to Form N-4 for Genworth Life &
                  Annuity VA Separate Account 1, Registration No. 333-31172.

    (b)           By-Laws of Genworth Life and Annuity Insurance Company. Previously
                  filed on January 3, 2006 with Post-Effective Amendment No. 24 to Form
                  N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
                  No. 333-31172.

 (7)        Reinsurance Agreement. Previously filed on April 30, 2004 with Post
            Effective Amendment No. 13 to Form N-4 for GE Life & Annuity Separate
            Account 4, Registration No. 333-62695.

 (7)(a)     Reinsurance Agreement. Previously filed on April 26, 2010 with
            Post-Effective Amendment No. 40 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.

 (8)(a)(i)  Amended and Restated Fund Participation Agreement among Variable
            Insurance Products Funds, Fidelity Distributors Corporation and
            Genworth Life and Annuity Insurance Company. Previously filed on
            April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (a)(ii) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life and Annuity Insurance Company.
            Previously filed on April 25, 2008 with Post-Effective Amendment
            No. 34 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (b)     Agreement between Oppenheimer Variable Account Funds, Oppenheimer
            Management Corporation, and GE Life and Annuity Assurance Company.
            Previously filed on May 1, 1998 with Post-Effective Amendment 9 to
            Form N-4 for GE Life & Annuity Separate Account, Registration
            No. 033-76334.

    (b)(i)  Amendment to Agreement between Oppenheimer Variable Account Funds,
            Oppenheimer Management Corporation, and The Life Insurance Company of
            Virginia. Previously filed on June 2, 2000 with Pre-Effective
            Amendment 1 to Form N-4 for GE Life & Annuity Separate Account 4,
            Registration No. 333-31172.

    (c)     [Reserved.]

    (d) Participation Agreement between Janus Capital Corporation and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (e)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and Federated Insurance Series. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (f)     [Reserved.]

    (g)     Participation Agreement between GE Investments Funds, Inc. and
            Genworth Life and Annuity Insurance Company. Previously filed on
            September 1, 2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration No.
            333-31172.

    (h)     Participation Agreement between AIM Variable Insurance Series and GE
            Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (h)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AIM Variable Insurance Funds.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (i)     Participation Agreement between Alliance Variable Products Series
            Fund, Inc. and GE Life and Annuity Assurance Company. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form
            N-4 for GE Life & Annuity Separate Account 4, Registration
            No. 333-31172.

    (i)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and AllianceBernstein Variable Products
            Series Fund, Inc. Previously filed on April 23, 2007 with
            Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
            Annuity VA Separate Account 1, Registration No. 333-31172.

    (j)    Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and Dreyfus. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (k)    Participation Agreement between MFS(R) Variable Insurance Trust and
           GE Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (k)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and MFS Variable Insurance Trust.
           Previously filed on April 23, 2007 with Post-Effective Amendment
           No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
           Registration No. 333-31172.

    (l)    Participation Agreement between PIMCO Variable Insurance Trust and GE
           Life and Annuity Assurance Company. Previously filed on April 27,
           2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
           Annuity Separate Account 4, Registration No. 333-31172.

    (l)(i) Fund Participation Agreement between Genworth Life and Annuity
           Insurance Company and PIMCO Variable Insurance Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (m)    Participation Agreement between Rydex Variable Trust and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (n)    Amended and Restated Fund Participation Agreement between Franklin
           Templeton Variable Insurance Products Trust, Franklin/Templeton
           Distributors, Inc., Genworth Life and Annuity Insurance Company and
           Capital Brokerage Corporation. Previously filed on April 27, 2006 with Post-Effective Amendment No. 26 to Form N-4 for Genworth Life &
           Annuity VA Separate Account 1, Registration No. 333-31172.

    (o)    [Reserved.]

    (p)    Participation Agreement between Nations Separate Account Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(32) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (q)    Participation Agreement between FAM Variable Series Funds, Inc.
           (formerly, Merrill Lynch Variable Series Funds, Inc.) and GE Life and
           Annuity Assurance Company. Previously filed on April 27, 2005 with
           Post-Effective Amendment No. 21 to Form N-4 for GE Life & Annuity
           Separate Account 4, Registration No. 333-31172.

    (q)(i) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life and Annuity Insurance Company. Previously filed on
           April 25, 2008 with Post-Effective Amendment No. 34 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (r)    Participation Agreement between Eaton Vance Variable Trust and GE
           Life and Annuity Assurance Company. Previously filed as Exhibit
           (h)(31) with Post-Effective Amendment No. 6 to Form N-6 for GE Life &
           Annuity Separate Account II, Registration No. 333-72572.

    (r)(i) Amendment to Fund Participation Agreement between Genworth Life and
           Annuity Insurance Company and Eaton Vance Variable Trust. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
           N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-31172.

    (s)     Fund Participation Agreement between Genworth Life and Annuity
            Insurance Company and The Prudential Series Fund. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (t)     Participation Agreement between Van Kampen Life Investment Trust and
            Genworth Life and Annuity Insurance Company. Previously filed on
            April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (u)     [Reserved.]

    (v) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Life and Annuity Assurance Company. Previously filed on
            November 1, 2004 with Post-Effective Amendment No. 18 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (w)     Participation Agreement among Scudder Variable Series II, Scudder
            Distributors, Inc., Deutsche Investment Management Americas Inc. and
            GE Life and Annuity Assurance Company. Previously filed on April 27,
            2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (w)(i)  Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and DWS Variable Series II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (x)     Participation Agreement between American Century Investment Services,
            Inc. and GE Life and Annuity Assurance Company regarding American
            Century Variable Portfolios, Inc. Previously filed on April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for GE Life &
            Annuity Separate Account 4, Registration No. 333-31172.

    (y)     Form of Participation Agreement between American Century Investment
            Services, Inc. and GE Life and Annuity Assurance Company regarding
            American Century Variable Portfolios II, Inc. Previously filed on
            April 27, 2005 with Post-Effective Amendment No. 21 to Form N-4 for
            GE Life & Annuity Separate Account 4, Registration No. 333-31172.

    (z)     Participation Agreement between JPMorgan Insurance Trust and Genworth
            Life and Annuity Insurance Company. Previously filed on September 1,
            2006 with Post Effective Amendment No. 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(i)  Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed with Post-Effective Amendment 28 to Form N-4 for Genworth
            Life & Annuity VA Separate Account 1, Registration No. 333-31172.

    (z)(ii) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and JP Morgan Series Trust II. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form
            N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-31172.

    (aa)    Form of Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (aa)(i) Amendment to Fund Participation Agreement between Genworth Life and
            Annuity Insurance Company and Goldman Sachs Variable Insurance Trust.
            Previously filed on April 23, 2007 with Post-Effective Amendment
            No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-31172.

    (bb) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and Legg Mason Partners Variable Equity Trust.
         Previously filed on April 23, 2007 with Post-Effective Amendment
         No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
         Registration No. 333-31172.

    (cc) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and Lord Abbett Series Fund, Inc. Previously filed on April 23, 2007 with Post-Effective Amendment No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
         No. 333-31172.

    (dd) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company and The Universal Institutional Funds, Inc.
         Previously filed on April 23, 2007 with Post-Effective Amendment
         No. 31 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
         Registration No. 333-31172.

    (ee) Fund Participation Agreement between Genworth Life and Annuity
         Insurance Company, Genworth Variable Insurance Trust and Genworth
         Financial Wealth Management, Inc. Previously filed on April 27, 2009 with Post-Effective Amendment No. 38 to Form N-4 for Genworth Life &
         Annuity VA Separate Account 1, Registration No. 333-31172.

    (ff) Fund Participation Agreement between Wells Fargo Variable Trust and
         Genworth Life and Annuity Insurance Company. Previously filed on
         April 27, 2011 with Post-Effective Amendment No. 43 to Form N-4 for
         Genworth Life & Annuity VA Separate Account 1, Registration No.
         333-31172.

    (gg) Form of Fund Participation Agreement Amendment between Genworth Life and Annuity Insurance Company and Fund Company to distribute summary prospectuses pursuant to Rule 498. Previously filed on April 27, 2011 with Post-Effective Amendment No. 43 to Form N-4 for Genworth Life &
         Annuity VA Separate Account 1, Registration No. 333-31172.

 (9) Opinion and Consent of Michael D. Pappas, Counsel for Genworth Life and Annuity Insurance Company. Filed herewith.

(10) Consents of Independent Registered Public Accounting Firm. Filed herewith.

(11)     Not Applicable.

(12)     Not Applicable.

(13) Schedule showing computation for Performance Data. Previously filed on April 30, 1996 with Post-Effective Amendment 4 to Form N-4 for GE
         Life & Annuity Separate Account 4, Registration No. 033-76334.

(14)     Power of Attorney. Previously filed on April 26, 2018 with
         Post-Effective Amendment No. 54 to Form N-4 for Genworth Life &
         Annuity VA Separate Account 1, Registration No. 333-31172.


Item 25.  Directors and Officers of the Depositor


David W. O'Leary          Director, President and Chief Executive Officer
Thomas J. McInerney(1)    Director, Chairperson of the Board and Senior Vice President
Daniel J. Sheehan, IV(2)  Director, Senior Vice President and Chief Investment Officer
Gregory S. Karawan        Director
Thomas E. Duffy           Senior Vice President, General Counsel and Secretary
Jeffrey S. Wright         Senior Vice President and Chief Financial Officer
Matthew P. Keppler        Senior Vice President and Chief Actuary
Michael T. McGarry        Senior Vice President and Chief Information Officer
Kelly L. Groh(1)          Senior Vice President
Lawrence M. Nisenson      Senior Vice President
Angela R. Simmons         Vice President and Controller

John G. Apostle, II(1)  Vice President and Chief Compliance Officer
Lisa J. Baldyga(1)      Treasurer

   The principal business address for those listed above is Genworth Life and Annuity Insurance Company, 6610 W. Broad Street, Richmond, VA 23230 unless otherwise noted.

   (1) The principal business address is Genworth Financial, Inc., 6620 W. Broad Street, Richmond, Virginia 23230.

   (2) The principal business address is Genworth Financial, Inc., 3001 Summer St., 2nd Floor, Stamford, Connecticut 06905.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contractowners


   There were 8,977 owners of Qualified Contracts and 8,260 owners of Non-Qualified Contracts as of March 4, 2019.


Item 28.  Indemnification

   Sections 13.1-876 and 13.1-881 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and

(3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Genworth Life and Annuity Insurance Company's Articles of Incorporation provide that Genworth Life and Annuity Insurance Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of Genworth Life and Annuity Insurance Company against any liability incurred by him or her in connection with such proceeding, unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of Genworth Life and Annuity Insurance Company, Genworth Life and Annuity Insurance Company may indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of Genworth Life and Annuity Insurance Company, or is or was serving at the request of Genworth Life and Annuity Insurance Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity and variable life insurance policies issued through Genworth Life & Annuity VL Separate Account 1, Genworth Life & Annuity VA Separate Account 1, Genworth Life & Annuity VA Separate Account 2, Genworth Life & Annuity VA Separate Account 3 and Genworth Life & Annuity VA Separate Account 4.

   (b)

       Name                Address           Positions and Offices with Underwriter
       ----                 -------          --------------------------------------
Scott R. Reeks...... 6610 W. Broad St.     Director, Chairperson of the Board,
                     Richmond, VA 23230    President and Chief Executive Officer
Thomas E. Duffy..... 6610 W. Broad St.     Director and Vice President
                     Richmond, VA 23230
John G. Apostle, II. 6620 W. Broad St.     Director
                     Richmond, VA 23230
James J. Namorato... 6620 W. Broad Street  Senior Vice President and Chief Compliance
                     Richmond, VA 23230    Officer

       Name               Address        Positions and Offices with Underwriter
       ----                -------       --------------------------------------
Vidal J. Torres, Jr. 6620 W. Broad St.     Vice President and Secretary
                     Richmond, VA 23230
Lisa J. Baldyga..... 6620 W. Broad St.     Vice President and Treasurer
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.     Financial & Operations Principal
                     Richmond, VA 23230

   (c)


                                     (2)
            (1)                Net Underwriting       (3)            (4)
          Name of               Discounts and     Compensation    Brokerage      (5)
    Principal Underwriter        Commissions     on Redemption   Commissions Compensation
    ---------------------      ----------------   -------------  ----------- ------------
Capital Brokerage Corporation. Not Applicable    Not Applicable      11%     $37.7 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life and Annuity Insurance Company at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life and Annuity Insurance Company at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life and Annuity Insurance Company.

  STATEMENT PURSUANT TO RULE 6C-7 OF THE INVESTMENT COMPANY ACT OF 1940

   Genworth Life and Annuity Insurance Company offers and will offer contracts to participants in the Texas Optional Retirement Program. In connection therewith, Genworth Life and Annuity Insurance Company and the Genworth Life & Annuity VA Separate Account 1 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(B) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life and Annuity Insurance Company represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 26th day of April 2019.


                                             GENWORTH LIFE & ANNUITY VA
                                             SEPARATE ACCOUNT 1   (REGISTRANT)

                                             By:    /S/  LANCE R. BERTHIAUME
                                                  ------------------------------
                                                       Lance R. Berthiaume
                                                         Vice President

                                             GENWORTH LIFE AND ANNUITY
                                               INSURANCE COMPANY (DEPOSITOR)

                                             By:    /S/  LANCE R. BERTHIAUME
                                                  ------------------------------
                                                       Lance R. Berthiaume
                                                         Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


           Name                          Title                   Date
            ----                         -----                   ----

  /S/  DAVID W. O'LEARY*     Director, President and Chief  April 26, 2019
     David W. O'Leary          Executive Officer

 /S/  THOMAS J. MCINERNEY*   Director, Chairperson of the   April 26, 2019
    Thomas J. McInerney        Board and Senior Vice
                               President

/S/  DANIEL J. SHEEHAN, IV*  Director, Senior Vice          April 26, 2019
   Daniel J. Sheehan, IV       President and Chief
                               Investment Officer

 /S/  GREGORY S. KARAWAN*    Director                       April 26, 2019
    Gregory S. Karawan

  /S/  JEFFREY S. WRIGHT*    Senior Vice President and      April 26, 2019
     Jeffrey S. Wright         Chief Financial Officer

  /S/  ANGELA R. SIMMONS*    Vice President and Controller  April 26, 2019
     Angela R. Simmons



*By:  /S/  LANCE R. BERTHIAUME  , pursuant to Power of                 April 26, 2019
        Lance R. Berthiaume       Attorney executed on March 29, 2018.